UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-21991

Fidelity Rutland Square Trust II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Christina H. Lee, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	May 31

Date of reporting period:	November 30, 2023

Item 1.

Reports to Stockholders

Strategic Advisers® Alternatives Fund

Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public

Semi-Annual Report
November 30, 2023

Contents

Consolidated Investment Summary
Consolidated Schedule of Investments
Consolidated Financial Statements
Notes to Consolidated Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Consolidated Investment Summary November 30, 2023 (Unaudited)

The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)
(excluding cash equivalents)
First Trust Merger Arbitrage Fund Class I	10.3
Eaton Vance Global Macro Absolute Return Advantage Fund Class A	9.3
BlackRock Systematic Multi-Strategy Fund Investor A Shares	9.1
Westchester Capital Merger Fund	8.5
LoCorr Long/Short Commodity Strategies Fund Class A	7.6
JHancock Diversified Macro Fund Class A	7.4
Fidelity SAI Convertible Arbitrage Fund	7.0
Victory Market Neutral Income Fund Class I	6.9
Stone Ridge Diversified Alternatives Fund Class I	6.1
American Beacon AHL Managed Futures Strategy Fund A Class	4.9
Asset Allocation (% of Fund's net assets)

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Asset Allocation of funds in the pie chart reflect the categorizations of the asset as defined by Morningstar as of the reporting date.

Consolidated Schedule of Investments November 30, 2023 (Unaudited)
Showing Percentage of Net Assets
Nonconvertible Bonds - 2.3%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
AT&T, Inc. CME Term SOFR 3 Month Index + 1.440% 6.8521% 6/12/24 (b)(c)	1,000,000	1,003,826
Media - 0.0%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 4.5% 2/1/24	1,000,000	997,036
Wireless Telecommunication Services - 0.0%
Sprint Corp. 7.125% 6/15/24	500,000	502,349
TOTAL COMMUNICATION SERVICES		2,503,211
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
American Honda Finance Corp. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.670% 6.0052% 1/10/25 (b)(c)	1,500,000	1,501,458
General Motors Financial Co., Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.760% 6.1043% 3/8/24 (b)(c)	218,000	217,993
3.95% 4/13/24	1,400,000	1,388,898
Hyundai Capital America:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.150% 6.4788% 8/4/25 (b)(c)(d)	300,000	299,958
0.8% 1/8/24 (d)	400,000	397,928
		3,806,235
CONSUMER STAPLES - 0.1%
Food Products - 0.0%
Tyson Foods, Inc. 3.95% 8/15/24	1,200,000	1,186,969
Tobacco - 0.1%
BAT Capital Corp. 3.222% 8/15/24	1,700,000	1,667,889
TOTAL CONSUMER STAPLES		2,854,858
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Energy Transfer LP 4.5% 4/15/24	1,400,000	1,392,460
FINANCIALS - 1.3%
Banks - 0.6%
Banco Santander SA:
U.S. TREASURY 1 YEAR INDEX + 0.450% 5.77% 6/30/24 (b)(c)	600,000	599,119
3.892% 5/24/24	200,000	198,172
Bank of America Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.410% 5.7529% 6/14/24 (b)(c)	1,000,000	998,780
3.093% 10/1/25 (b)	500,000	487,492
Bank of Montreal:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.320% 5.6552% 7/9/24 (b)(c)	400,000	399,339
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.710% 6.0543% 3/8/24 (b)(c)	500,000	500,303
Bank of Nova Scotia U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.380% 5.7111% 7/31/24 (b)(c)	200,000	199,602
Barclays PLC 3.65% 3/16/25	915,000	889,198
BNP Paribas SA:
3.375% 1/9/25 (d)	1,000,000	972,729
4.705% 1/10/25 (b)(d)	200,000	199,672
BPCE SA 4% 4/15/24	300,000	297,961
Danske Bank A/S 5.375% 1/12/24 (d)	1,650,000	1,647,856
DBS Group Holdings Ltd. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.610% 5.9533% 9/12/25 (b)(c)(d)	800,000	800,781
Federation des caisses Desjardins du Quebec U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.430% 5.7504% 5/21/24 (b)(c)(d)	200,000	199,808
HSBC Holdings PLC 3.803% 3/11/25 (b)	1,000,000	993,378
JPMorgan Chase & Co. 4.023% 12/5/24 (b)	500,000	499,971
National Bank of Canada U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.490% 5.8188% 8/6/24 (b)(c)	800,000	799,027
NatWest Markets PLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.450% 6.7903% 3/22/25 (Reg. S) (b)(c)	500,000	503,705
3.479% 3/22/25 (d)	500,000	486,050
Santander UK PLC 2.875% 6/18/24	400,000	393,552
Standard Chartered PLC U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.930% 6.2483% 11/23/25 (Reg. S) (b)(c)	500,000	497,147
Wells Fargo & Co. 2.406% 10/30/25 (b)	1,000,000	967,319
		13,530,961
Capital Markets - 0.4%
CPPIB Capital, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.250% 6.5948% 3/11/26 (b)(c)	3,000,000	3,057,883
Credit Suisse AG 4.75% 8/9/24	1,500,000	1,485,988
Goldman Sachs Group, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.500% 5.841% 9/10/24 (b)(c)	600,000	598,290
Morgan Stanley U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.450% 5.7869% 1/25/24 (b)(c)	900,000	899,981
PSP Capital, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.240% 5.5834% 3/3/25 (b)(c)(d)	1,500,000	1,499,029
		7,541,171
Consumer Finance - 0.1%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 4.875% 1/16/24	1,000,000	998,443
Toyota Motor Credit Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.650% 5.9886% 12/29/23 (b)(c)	280,000	280,076
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.620% 5.93% 6/13/24 (b)(c)	1,000,000	1,000,910
		2,279,429
Financial Services - 0.2%
CNH Industrial Capital LLC 4.2% 1/15/24	800,000	798,009
KommuneKredit U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.000% 6.3297% 7/27/26 (Reg. S) (b)(c)	2,000,000	2,032,779
Nationwide Building Society 0.55% 1/22/24 (d)	300,000	297,833
ORIX Corp. 4.05% 1/16/24	1,000,000	997,686
Penske Truck Leasing Co. LP 3.9% 2/1/24 (d)	500,000	497,959
		4,624,266
TOTAL FINANCIALS		27,975,827
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.0%
Baxter International, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.440% 5.7574% 11/29/24 (b)(c)	200,000	199,320
1.322% 11/29/24	1,000,000	956,642
		1,155,962
Health Care Providers & Services - 0.0%
HCA Holdings, Inc. 5% 3/15/24	500,000	498,598
Pharmaceuticals - 0.1%
Bayer U.S. Finance II LLC 3.875% 12/15/23 (d)	1,000,000	999,244
GSK Consumer Healthcare Capital U.S. LLC 3.024% 3/24/24	500,000	495,192
		1,494,436
TOTAL HEALTH CARE		3,148,996
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
The Boeing Co. 1.95% 2/1/24	1,000,000	993,614
Industrial Conglomerates - 0.0%
Siemens Financieringsmaatschappij NV U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.430% 5.7741% 3/11/24 (b)(c)(d)	800,000	800,214
Machinery - 0.0%
Westinghouse Air Brake Tech Co. 4.4% 3/15/24	800,000	794,509
TOTAL INDUSTRIALS		2,588,337
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment, Instruments & Components - 0.0%
Arrow Electronics, Inc. 3.25% 9/8/24	500,000	489,289
Dell International LLC/EMC Corp. 4% 7/15/24	300,000	296,558
		785,847
Software - 0.1%
VMware, Inc. 1% 8/15/24	1,000,000	967,295
TOTAL INFORMATION TECHNOLOGY		1,753,142
UTILITIES - 0.2%
Electric Utilities - 0.2%
American Electric Power Co., Inc. 2.031% 3/15/24	400,000	395,283
ENEL Finance International NV 2.65% 9/10/24 (d)	969,000	943,840
Florida Power & Light Co. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.380% 5.7134% 1/12/24 (b)(c)	900,000	899,969
Mississippi Power Co. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.300% 5.639% 6/28/24 (b)(c)	500,000	499,300
NextEra Energy Capital Holdings, Inc.:
2.94% 3/21/24	500,000	495,459
6.051% 3/1/25	50,000	50,180
		3,284,031
Multi-Utilities - 0.0%
DTE Energy Co. 4.22% 11/1/24	1,000,000	984,478
TOTAL UTILITIES		4,268,509
TOTAL NONCONVERTIBLE BONDS (Cost $50,268,806)		50,291,575

U.S. Government and Government Agency Obligations - 0.8%
	Principal Amount (a)	Value ($)
U.S. Government Agency Obligations - 0.2%
Federal Home Loan Bank:
5.35% 5/17/24 (e)	2,000,000	1,999,018
5.36% 5/10/24 (e)	1,000,000	999,187
5.37% 5/21/24 (e)	1,000,000	999,385
Freddie Mac 5.375% 4/24/25	1,000,000	998,909
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		4,996,499
U.S. Treasury Obligations - 0.6%
U.S. Treasury Bills, yield at date of purchase 5.31% to 5.44% 1/2/24 to 2/29/24 (f)	11,584,000	11,485,220
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $16,484,641)		16,481,719

U.S. Government Agency - Mortgage Securities - 0.2%
	Principal Amount (a)	Value ($)
Ginnie Mae - 0.2%
6% 12/1/53 (g)	900,000	906,646
6% 1/1/54 (g)	3,300,000	3,322,692

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $4,196,422)		4,229,338

Asset-Backed Securities - 0.6%
	Principal Amount (a)	Value ($)
Bank of America Credit Card Master Trust Series 2020-A1 Class A1, 0.34% 5/15/26	1,700,000	1,696,515
Capital One Prime Auto Receivables Trust Series 2022-2 Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.650% 5.974% 9/15/25 (b)(c)	161,020	161,052
Carvana Auto Receivables Series 2023-P3 Class A1, 5.663% 8/10/24 (d)	167,194	167,190
Citibank Credit Card Issuance Trust Series 2017-A6 Class A6, CME Term SOFR 1 Month Index + 0.880% 6.2068% 5/14/29 (b)(c)	900,000	901,252
Citizens Auto Receivables Trust Series 2023-2 Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.730% 6.054% 10/15/26 (b)(c)(d)	600,000	599,996
Dell Equipment Finance Trust 2023-2 Series 2023-2 Class A2, 5.84% 1/22/29 (d)	400,000	399,773
Enterprise Fleet Financing Series 2023-1 Class A1, 5.33% 3/20/24 (d)	2,404	2,403
Fifth Third Auto Trust 2023-1 Series 2023-1:
Class A1, 5.618% 8/15/24	43,096	43,093
Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.530% 5.854% 11/16/26 (b)(c)	200,000	199,955
Ford Credit Auto Lease Trust 2 Series 2023-B Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.590% 5.914% 2/15/26 (b)(c)	900,000	899,548
GM Financial Automobile Leasing Series 2023-2 Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.820% 6.1451% 10/20/25 (b)(c)	27,132	27,164
Hyundai Auto Lease Securitizat Series 2023-B Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.750% 6.074% 9/15/25 (b)(c)(d)	184,008	184,207
Hyundai Auto Lease Securitization Series 2021-C Class A3, 0.38% 9/16/24 (d)	154,484	154,013
Kubota Credit Owner Trust 2023 Series 2023-2A Class A1, 5.622% 7/15/24 (d)	81,634	81,635
M&T Equiptment 2023-Leaf1 LLC Series 2023-1A Class A1, 5.742% 8/15/24 (d)	396,366	396,489
Master Credit Card Trust II Series 2023-2A Class A, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.850% 6.1744% 1/21/27 (b)(c)(d)	1,200,000	1,200,376
MF1 Multifamily Housing Mortgage Loan Trust Series 2021-FL7 Class A, CME Term SOFR 1 Month Index + 1.190% 6.5256% 10/16/36 (b)(c)(d)	599,760	591,477
Toyota Auto Receivables 2023-C Series 2023-C Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.400% 5.724% 8/17/26 (b)(c)	800,000	799,480
Toyota Auto Receivables Owner Trust Series 2022-C Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.570% 5.8944% 8/15/25 (b)(c)	224,653	224,726
Trillium Credit Card Trust Ii Series 2023-3A Class A, U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.850% 6.1727% 8/26/28 (b)(c)(d)	1,200,000	1,200,998
Volkswagen Auto Loan Enhanced Series 2023-1 Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.520% 5.8454% 12/21/26 (b)(c)	1,000,000	1,000,842
WOART 2023-A Series 2023-A Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.430% 5.754% 7/15/26 (b)(c)	614,573	614,246
World Omni Auto Receivables Trust Series 2023-C Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.410% 5.734% 12/15/26 (b)(c)	600,000	599,719
World Omni Automobile Lease Series 2023-A Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.760% 6.084% 11/17/25 (b)(c)	178,238	178,419
TOTAL ASSET-BACKED SECURITIES (Cost $12,282,253)		12,324,568

Foreign Government and Government Agency Obligations - 0.2%
		Principal Amount (a)	Value ($)
Brazil Letras Do Tesouro Nacio, yield at date of purchase 11.5159% 1/1/24	BRL	5,400,000	1,087,290
Japan Government, yield at date of purchase -0.2453% to -0.1492% 12/11/23 to 3/4/24	JPY	640,000,000	4,317,386
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $5,399,388)			5,404,676

Bankers' Acceptances - 0.2%
	Shares	Value ($)
Royal Bank of Canada 0% 1/31/24	4,300,000	3,141,334
The Toronto-Dominion Bank 0% 2/1/24	2,000,000	1,460,879
TOTAL BANKERS' ACCEPTANCES (Cost $4,504,482)		4,602,213

Commercial Paper - 0.1%
	Principal Amount (a)	Value ($)
Entergy Corp. 0% 12/8/23	400,000	399,519
Humana, Inc. 0% 12/4/23	500,000	499,688
NextEra Energy Capital Holdings, Inc. 0% 12/7/23 (d)	400,000	399,580
The AES Corp. 0% 12/6/23	300,000	299,702
TOTAL COMMERCIAL PAPER (Cost $1,598,702)		1,598,489

Alternative Funds - 89.5%
	Shares	Value ($)
Alternative Funds - 89.5%
Abbey Capital Futures Strategy Fund Class A	426	4,800
Absolute Convertible Arbitrage Fund Investor Shares	13,556,002	148,844,897
American Beacon AHL Managed Futures Strategy Fund A Class	10,863,484	104,615,356
BlackRock Systematic Multi-Strategy Fund Investor A Shares	19,572,569	196,117,139
Credit Suisse Multialternative Strategy Fund Class A Shares	7,395,143	68,183,223
Eaton Vance Global Macro Absolute Return Advantage Fund Class A	19,910,039	199,100,393
Fidelity SAI Convertible Arbitrage Fund (h)	14,968,694	150,473,294
First Trust Merger Arbitrage Fund Class I	20,141,321	222,158,765
Fulcrum Diversified Absolute Return Fund Super Institutional Class	5,390,539	48,514,851
JHancock Diversified Macro Fund Class A	16,764,912	158,596,065
LoCorr Long/Short Commodity Strategies Fund Class A	16,880,252	163,738,443
Stone Ridge Diversified Alternatives Fund Class I	10,743,062	131,065,354
T. Rowe Price Dynamic Global Bond Fund Investor Class	642	5,008
Victory Market Neutral Income Fund Class I	17,217,985	148,935,573
Westchester Capital Merger Fund	10,463,110	182,476,642

TOTAL ALTERNATIVE FUNDS (Cost $1,923,560,018)		1,922,829,803

Money Market Funds - 4.5%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (i)	8,189,933	8,191,571
Fidelity Investments Money Market Government Portfolio Institutional Class 5.28% (h)(j)	86,508,585	86,508,585
State Street Institutional U.S. Government Money Market Fund Premier Class 5.31% (j)	1,687,357	1,687,357
TOTAL MONEY MARKET FUNDS (Cost $96,387,513)		96,387,513

Repurchase Agreements - 2.4%
	Maturity Amount ($)	Value ($)
With U.S. Treasury Bills at:
5.41%, dated 11/30/23 due 12/1/23 (Collateralized by U.S. Treasury Obligations valued at $27,104,073, 2.63%, 2/15/29)	27,104,073	27,100,000
5.42%, dated 12/1/23 due 12/4/23 (Collateralized by U.S. Treasury Obligations valued at $24,411,021, 0.63%, 5/15/30)	24,411,021	24,400,000
TOTAL REPURCHASE AGREEMENTS (Cost $51,500,000)		51,500,000

Purchased Options - 0.1%
	Counterparty	Number of Contracts	Notional Amount($)	Exercise Price ($)	Expiration Date	Value ($)
Put Options
S&P 500 Index	Chicago Board Options Exchange	138	63,035,640	3,050	09/20/24	265,650
S&P 500 Index	Chicago Board Options Exchange	103	47,048,340	4,150	01/19/24	91,670
S&P 500 Index	Chicago Board Options Exchange	154	70,344,120	2,900	10/18/24	277,970
S&P 500 Index	Chicago Board Options Exchange	125	57,097,500	3,100	11/15/24	335,000
S&P 500 Index	Chicago Board Options Exchange	101	46,134,780	4,340	02/16/24	349,460
S&P 500 Index	Chicago Board Options Exchange	80	36,542,400	4,410	12/15/23	53,200

						1,372,950
TOTAL PURCHASED OPTIONS (Cost 2,836,906)						1,372,950

For the period, the average monthly notional amount at value for purchased options in the aggregate was $3,906,582.
TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $2,169,019,131)	2,167,022,844
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(19,362,961)
NET ASSETS - 100.0%	2,147,659,883

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Uniform Mortgage Backed Securities
5.5% 12/1/53	(400,000)	(394,406)
6% 1/1/54	(300,000)	(300,973)

TOTAL TBA SALE COMMITMENTS (Proceeds $683,293)		(695,379)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Bond Index Contracts
CME Three-Month SOFR Index Contracts (United States)	34	Sep 2024	8,086,050	387	387
Eurex Euro-BTP Contracts (Germany)	29	Dec 2023	3,629,201	20,344	20,344
Eurex Euro-Oat Contracts (Germany)	3	Dec 2023	415,078	520	520
Eurex Short-Term Euro-BTP Contracts (Germany)	107	Dec 2023	12,267,732	48,494	48,494
ICE Three Month SONIA Index Contracts (United States)	37	Sep 2024	11,093,195	27,145	27,145
ICE Three-Month EURIBOR Index Contracts (United States)	53	Dec 2024	14,007,253	20,089	20,089
ICE Three-Month EURIBOR Index Contracts (United States)	14	Jun 2024	3,677,742	5,564	5,564

TOTAL BOND INDEX CONTRACTS					122,543

Commodity Futures Contracts
CBOT Soybean Meal Contracts (United States)	32	Mar 2024	1,325,440	(76,734)	(76,734)
COMEX Gold 100 oz. Contracts (United States)	17	Feb 2024	3,497,240	67,675	67,675
COMEX Silver Contracts (United States)	6	Mar 2024	769,800	15,683	15,683
ENDEX Dutch TTF Natural Gas Contracts (Netherlands)	5	Jan 2024	161,285	(51,873)	(51,873)
ICE Brent Crude Contracts (United Kingdom)	27	Feb 2024	2,167,560	(63,978)	(63,978)
ICE Cocoa Contracts (United Kingdom)	30	Mar 2024	1,347,539	64,255	64,255
ICE Cocoa Contracts (United States)	19	Mar 2024	812,630	111,440	111,440
ICE Robusta Coffee 10-T Contracts (United Kingdom)	16	Mar 2024	407,360	13,369	13,369
ICE Sugar No. 11 Contracts (United States)	22	Feb 2024	641,626	59,118	59,118
ICE White Sugar Contracts (United Kingdom)	10	Feb 2024	358,550	(11,800)	(11,800)
LME Lead Contracts (United Kingdom)	37	Feb 2024	1,963,081	(112,127)	(112,127)
SGX Iron Ore Index Contracts (Singapore)	296	Jan 2024	3,835,568	55,547	55,547

TOTAL COMMODITY FUTURES CONTRACTS					70,575

Equity Index Contracts
ASX SPI 200 Index Contracts (Australia)	2	Dec 2023	234,368	664	664
CME E-mini NASDAQ 100 Index Contracts (United States)	8	Dec 2023	2,557,680	21,093	21,093
CME E-mini S&P 500 Index Contracts (United States)	2	Dec 2023	457,675	3,772	3,772
Eurex Dax Index Contracts (Germany)	2	Dec 2023	884,896	9,101	9,101
Eurex Euro Stoxx Bank Index Contracts (Germany)	327	Dec 2023	2,073,348	139,996	139,996
Euronext CAC 40 10 Index Contracts (France)	6	Dec 2023	477,743	5,375	5,375
ICE FTSE 100 Index Contracts (United Kingdom)	2	Dec 2023	188,370	(425)	(425)
IDEM FTSE MIB Index Contracts (Italy)	6	Dec 2023	972,662	34,419	34,419
JPX TOPIX Index Contracts (Japan)	15	Dec 2023	2,403,885	8,141	8,141
MEFF IBEX 35 Index Contracts (Spain)	12	Dec 2023	1,315,435	23,957	23,957
OMX Stockholm 30 Index Contracts (Sweden)	16	Dec 2023	340,445	(124)	(124)
SGX FTSE Taiwan Index Contracts (Singapore)	82	Dec 2023	4,920,820	51,757	51,757
SGX Nikkei 225 Index Contracts (Singapore)	10	Dec 2023	1,128,929	10,858	10,858
TME S&P/TSX 60 Index Contracts (Canada)	3	Dec 2023	539,401	(601)	(601)
WSE WIG20 Index Contracts (Poland)	189	Dec 2023	2,098,373	98,238	98,238

TOTAL EQUITY INDEX CONTRACTS					406,221

TOTAL PURCHASED					599,339

Sold

Bond Index Contracts
ASX 10 Year Treasury Bond Index Contracts (Australia)	9	Dec 2023	669,959	12,993	12,993
CME Three-Month SOFR Index Contracts (United States)	61	Mar 2025	14,608,738	(18,053)	(18,053)
CME Three-Month SOFR Index Contracts (United States)	54	Jun 2025	12,970,800	(82,022)	(82,022)
ICE Three Month SONIA Index Contracts (United States)	5	Jun 2024	1,496,161	10,229	10,229

TOTAL BOND INDEX CONTRACTS					(76,853)

Commodity Futures Contracts
CBOT Corn Contracts (United States)	184	Mar 2024	4,441,300	123,783	123,783
CBOT KC HRW Wheat Contracts (United States)	114	Mar 2024	3,665,100	140,394	140,394
CBOT Soybean Contracts (United States)	9	Mar 2024	613,013	6,389	6,389
CBOT Soybean Oil Contracts (United States)	70	Mar 2024	2,186,100	(24,425)	(24,425)
CBOT Wheat Contracts (United States)	92	Mar 2024	2,750,800	(13,359)	(13,359)
CME Lean Hogs Contracts (United States)	21	Feb 2024	600,390	16,966	16,966
CME Live Cattle Contracts (United States)	13	Feb 2024	893,490	14,415	14,415
COMEX Copper Contracts (United States)	30	Mar 2024	2,887,875	(161,468)	(161,468)
EEX Phelix-DE Base Contracts (Germany)	7	Dec 2023	1,689,451	320,155	320,155
Euronext Milling Wheat NO.2 Contracts (France)	167	Mar 2024	2,056,381	30,785	30,785
ICE Rotterdam Coal Contracts (United Kingdom)	3	Mar 2024	333,000	22,721	22,721
ICE Rotterdam Coal Contracts (United Kingdom)	3	Feb 2024	339,750	15,971	15,971
ICE Rotterdam Coal Contracts (United Kingdom)	3	Jan 2024	347,400	8,321	8,321
ICE Brent Crude Contracts (United Kingdom)	27	Jan 2024	2,175,660	53,067	53,067
ICE Coffee 'C' Contracts (United States)	19	Mar 2024	1,315,988	(210,466)	(210,466)
ICE Cotton No. 2 Contracts (United States)	54	Mar 2024	2,161,620	(14,020)	(14,020)
ICE ENDEX ECX Emissions Contracts (Netherlands)	30	Dec 2023	2,312,301	269,159	269,159
ICE ENDEX ECX Emissions Contracts (Netherlands)	5	Feb 2024	171,452	23,099	23,099
ICE ENDEX ECX Emissions Contracts (Netherlands)	8	Dec 2024	644,566	2,768	2,768
ICE Gas Oil Contracts (United Kingdom)	4	Feb 2024	312,500	1,360	1,360
ICE Natural Gas Contracts (United Kingdom)	5	Dec 2023	209,632	1,031	1,031
LME Aluminum Contracts (United Kingdom)	38	Feb 2024	2,082,638	35,870	35,870
LME Nickel Contracts (United Kingdom)	33	Feb 2024	3,293,730	125,273	125,273
LME Zinc Contracts (United Kingdom)	27	Feb 2024	1,669,781	97,244	97,244
MGEX Hard Red Spring Wheat Contracts (United States)	37	Mar 2024	1,349,575	35,077	35,077
NYMEX Gasoline RBOB Contracts (United States)	21	Jan 2024	1,920,820	(26,099)	(26,099)
NYMEX Natural Gas Contracts (United States)	84	Jan 2024	2,320,920	364,840	364,840
NYMEX Palladium Contracts (United States)	21	Mar 2024	2,142,840	16,060	16,060
NYMEX Platinum Contracts (United States)	38	Jan 2024	1,778,210	9,917	9,917
NYMEX WTI Crude Oil Contracts (United States)	1	Feb 2024	75,990	(509)	(509)

TOTAL COMMODITY FUTURES CONTRACTS					1,284,319

Equity Index Contracts
Cboe VIX Index Contracts (United States)	72	Dec 2023	990,562	140,812	140,812
CME E-mini Russell 2000 Index Contracts (United States)	1	Dec 2023	90,610	2,994	2,994
Eurex VSTOXX Index Contracts (Germany)	308	Dec 2023	484,448	65,245	65,245
HKFE Hang Seng China Enterprises Index Contracts (Hong Kong)	11	Dec 2023	412,607	14,031	14,031
HKFE Hang Seng Index Contracts (Hong Kong)	5	Dec 2023	545,620	18,616	18,616
SAF FTSE JSE TOP 40 Index Contracts (South Africa)	70	Dec 2023	2,596,884	(44,878)	(44,878)
SGX FTSE China A50 Index Contracts (Singapore)	530	Dec 2023	6,232,800	5,868	5,868
SGX MSCI Singapore Index Contracts (Singapore)	98	Dec 2023	1,983,883	6,288	6,288

TOTAL EQUITY INDEX CONTRACTS					208,976

Treasury Contracts
SFE 3-Year Treasury Bond Contracts (Australia)	48	Dec 2023	3,347,419	6,733	6,733

TOTAL SOLD					1,423,175

TOTAL FUTURES CONTRACTS					2,022,514
The notional amount of futures purchased as a percentage of Net Assets is 4.2%
The notional amount of futures sold as a percentage of Net Assets is 4.3%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $232,448,216.
Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

USD	89,483	EUR	82,000	Bank of America, N.A.	12/01/23	226
USD	67,667	EUR	62,000	State Street Bank And Trust Co	12/01/23	180
USD	20,223	GBP	16,000	Barclays Bank PLC	12/01/23	24
USD	13,867	HUF	4,836,000	Citibank, N.A.	12/01/23	16
USD	9,151	ILS	34,000	Citibank, N.A.	12/01/23	38
USD	120,108	ZAR	2,272,000	Goldman Sachs Bank USA	12/01/23	(415)
AUD	2,334,783	USD	1,542,358	Bank of America, N.A.	12/04/23	350
AUD	5,836,956	USD	3,868,151	UBS AG	12/04/23	(11,382)
CAD	30,717,833	USD	22,631,689	UBS AG	12/04/23	5,721
CHF	3,638,599	USD	4,134,953	Goldman Sachs Bank USA	12/04/23	20,122
EUR	7,000	USD	7,671	BNP Paribas S.A.	12/04/23	(51)
EUR	76,000	USD	82,983	BNP Paribas S.A.	12/04/23	(257)
EUR	126,000	USD	138,273	BNP Paribas S.A.	12/04/23	(1,122)
EUR	38,000	USD	41,750	BNP Paribas S.A.	12/04/23	(387)
EUR	11,000	USD	12,085	BNP Paribas S.A.	12/04/23	(112)
EUR	110,000	USD	119,625	Bank of America, N.A.	12/04/23	110
EUR	44,000	USD	48,089	Bank of America, N.A.	12/04/23	(195)
EUR	226,000	USD	248,125	Barclays Bank PLC	12/04/23	(2,124)
EUR	3,833,000	USD	4,205,709	Morgan Stanley International	12/04/23	(33,488)
GBP	855,363	USD	1,084,592	BNP Paribas S.A.	12/04/23	(4,739)
GBP	523,000	USD	640,625	BNP Paribas S.A.	12/04/23	19,636
GBP	12,000	USD	14,960	BNP Paribas S.A.	12/04/23	189
GBP	224,358	USD	284,867	Bank of America, N.A.	12/04/23	(1,627)
GBP	2,375,000	USD	3,003,021	Barclays Bank PLC	12/04/23	(4,703)
GBP	15,000	USD	18,305	Barclays Bank PLC	12/04/23	632
GBP	21,000	USD	25,727	Citibank, N.A.	12/04/23	784
GBP	821,039	USD	1,037,785	UBS AG	12/04/23	(1,264)
JPY	1,507,274,295	USD	10,152,730	Bank of America, N.A.	12/04/23	13,696
JPY	3,010,000,000	USD	20,253,699	Citibank, N.A.	12/04/23	48,473
JPY	20,300,000	USD	136,303	Morgan Stanley International	12/04/23	619
JPY	572,565,035	USD	3,860,336	Morgan Stanley International	12/04/23	1,562
JPY	938,439,872	USD	6,367,485	UBS AG	12/04/23	(37,794)
NOK	4,159,981	USD	390,833	Bank of America, N.A.	12/04/23	(6,360)
NOK	512,480	USD	47,863	Citibank, N.A.	12/04/23	(499)
NOK	23,139,541	USD	2,166,858	UBS AG	12/04/23	(28,258)
NOK	493,060	USD	46,311	UBS AG	12/04/23	(741)
NZD	15,700,019	USD	9,657,402	Barclays Bank PLC	12/04/23	10,670
SEK	51,170,756	USD	4,948,594	UBS AG	12/04/23	(76,998)
USD	91,091	AUD	139,000	Citibank, N.A.	12/04/23	(753)
USD	5,109,850	AUD	8,032,739	UBS AG	12/04/23	(197,782)
USD	15,942,208	CAD	22,025,135	BNP Paribas S.A.	12/04/23	(289,145)
USD	84,850	CAD	116,000	BNP Paribas S.A.	12/04/23	(636)
USD	6,196,525	CAD	8,579,120	Royal Bank of Canada	12/04/23	(125,830)
USD	512,862	CHF	461,708	Citibank, N.A.	12/04/23	(14,382)
USD	3,527,453	CHF	3,176,637	UBS AG	12/04/23	(100,088)
USD	146,318	EUR	137,000	BNP Paribas S.A.	12/04/23	(2,807)
USD	482,617	EUR	452,000	Barclays Bank PLC	12/04/23	(9,385)
USD	4,092,322	EUR	3,833,000	UBS AG	12/04/23	(79,899)
USD	7,015,028	GBP	5,727,000	BNP Paribas S.A.	12/04/23	(215,024)
USD	126,235	GBP	99,555	BNP Paribas S.A.	12/04/23	552
USD	33,156	GBP	26,113	Bank of America, N.A.	12/04/23	189
USD	20,987,939	JPY	3,010,000,000	Bank of America, N.A.	12/04/23	685,767
USD	237,458	JPY	35,400,000	Bank of America, N.A.	12/04/23	(1,311)
USD	19,891,700	JPY	3,003,306,553	UBS AG	12/04/23	(365,325)
USD	191,808	NOK	2,135,000	BNP Paribas S.A.	12/04/23	(5,513)
USD	2,351,733	NOK	26,169,382	Bank of America, N.A.	12/04/23	(66,890)
USD	9,247,803	NZD	15,700,019	BNP Paribas S.A.	12/04/23	(420,269)
USD	33,911	SEK	355,000	BNP Paribas S.A.	12/04/23	114
USD	4,621,796	SEK	50,340,117	Morgan Stanley International	12/04/23	(170,721)
USD	52,743	SEK	555,000	Morgan Stanley International	12/04/23	(94)
USD	3,103,197	JPY	450,000,000	Barclays Bank PLC	12/11/23	64,367
MXN	13,681,150	USD	767,354	BNP Paribas S.A.	12/14/23	19,052
MXN	3,681,974	USD	206,773	Citibank, N.A.	12/14/23	4,870
MXN	158,207,667	USD	8,721,944	Citibank, N.A.	12/14/23	371,981
USD	239,345	MXN	4,307,000	Barclays Bank PLC	12/14/23	(8,225)
USD	40,792	MXN	742,237	Citibank, N.A.	12/14/23	(1,873)
USD	9,469	MXN	163,964	Citibank, N.A.	12/14/23	44
USD	7,297,329	MXN	126,594,712	Goldman Sachs Bank USA	12/14/23	20,546
AUD	1,400,000	USD	915,625	BNP Paribas S.A.	12/20/23	9,939
AUD	5,200,000	USD	3,384,061	Barclays Bank PLC	12/20/23	53,747
AUD	1,100,000	USD	701,480	JPMorgan Chase Bank, N.A.	12/20/23	25,748
BRL	16,747,519	USD	3,400,000	BNP Paribas S.A.	12/20/23	(3,989)
BRL	8,765,908	USD	1,800,000	BNP Paribas S.A.	12/20/23	(22,476)
BRL	10,705,620	USD	2,126,266	JPMorgan Chase Bank, N.A.	12/20/23	44,587
BRL	7,557,000	USD	1,500,000	JPMorgan Chase Bank, N.A.	12/20/23	32,385
CAD	5,449,700	USD	4,000,000	BNP Paribas S.A.	12/20/23	17,298
CAD	1,369,618	USD	1,000,000	BNP Paribas S.A.	12/20/23	9,627
CAD	2,867,744	USD	2,100,000	BNP Paribas S.A.	12/20/23	13,985
CAD	1,357,167	USD	1,000,000	Bank of America, N.A.	12/20/23	448
CAD	18,413,071	USD	13,500,000	JPMorgan Chase Bank, N.A.	12/20/23	73,371
CHF	11,203,529	USD	12,600,000	BNP Paribas S.A.	12/20/23	218,636
CHF	2,026,670	USD	2,300,000	BNP Paribas S.A.	12/20/23	18,836
CHF	1,753,054	USD	2,000,000	BNP Paribas S.A.	12/20/23	5,775
CHF	628,289	USD	700,000	Citibank, N.A.	12/20/23	18,863
CHF	2,326,307	USD	2,600,000	Goldman Sachs Bank USA	12/20/23	61,669
CLP	4,635,199,780	USD	5,169,176	Bank of America, N.A.	12/20/23	139,250
CLP	802,215,000	USD	900,000	Barclays Bank PLC	12/20/23	18,730
CLP	143,244,753	USD	162,317	Goldman Sachs Bank USA	12/20/23	1,733
CLP	569,658,000	USD	600,000	Morgan Stanley International	12/20/23	52,396
CLP	563,775,540	USD	637,683	State Street Bank And Trust Co	12/20/23	7,976
CNY	69,731,376	USD	9,600,000	BNP Paribas S.A.	12/20/23	187,268
CNY	37,452,116	USD	5,200,000	JPMorgan Chase Bank, N.A.	12/20/23	56,656
CNY	14,602,551	USD	2,000,000	State Street Bank And Trust Co	12/20/23	49,566
CNY	16,752,908	USD	2,300,000	State Street Bank And Trust Co	12/20/23	51,383
COP	28,470,234	USD	6,605	Barclays Bank PLC	12/20/23	458
COP	28,376,168,096	USD	6,874,438	Citibank, N.A.	12/20/23	165,093
COP	2,013,745,000	USD	500,000	State Street Bank And Trust Co	12/20/23	(432)
COP	2,432,358,000	USD	600,000	State Street Bank And Trust Co	12/20/23	3,417
CZK	15,621,173	USD	700,000	BNP Paribas S.A.	12/20/23	(831)
CZK	16,489,935	USD	740,000	BNP Paribas S.A.	12/20/23	(1,947)
CZK	16,950,674	USD	760,000	BNP Paribas S.A.	12/20/23	(1,325)
CZK	18,010,880	USD	800,000	Citibank, N.A.	12/20/23	6,127
CZK	14,025,666	USD	600,000	Morgan Stanley International	12/20/23	27,758
CZK	2,410,000	USD	107,920	UBS AG	12/20/23	(54)
EUR	1,000,000	USD	1,057,535	BNP Paribas S.A.	12/20/23	31,808
EUR	4,250,000	USD	4,568,941	BNP Paribas S.A.	12/20/23	60,770
EUR	1,375,000	USD	1,506,918	BNP Paribas S.A.	12/20/23	(9,070)
EUR	750,000	USD	813,632	Morgan Stanley International	12/20/23	3,376
GBP	3,187,500	USD	3,882,976	BNP Paribas S.A.	12/20/23	141,732
GBP	625,000	USD	773,903	BNP Paribas S.A.	12/20/23	15,256
GBP	11,750,000	USD	14,454,310	BNP Paribas S.A.	12/20/23	381,872
GBP	2,312,500	USD	2,872,592	BNP Paribas S.A.	12/20/23	47,295
GBP	3,250,000	USD	4,059,565	BNP Paribas S.A.	12/20/23	44,059
GBP	1,000,000	USD	1,233,067	Citibank, N.A.	12/20/23	29,587
GBP	2,500,000	USD	3,154,141	JPMorgan Chase Bank, N.A.	12/20/23	2,494
HKD	1,691,000	USD	216,496	BNP Paribas S.A.	12/20/23	(12)
HKD	1,778,000	USD	227,422	Barclays Bank PLC	12/20/23	200
HKD	1,294,000	USD	165,805	Barclays Bank PLC	12/20/23	(145)
HKD	1,053,000	USD	134,908	Barclays Bank PLC	12/20/23	(101)
HKD	1,497,000	USD	192,099	Barclays Bank PLC	12/20/23	(451)
HKD	2,140,000	USD	274,055	Barclays Bank PLC	12/20/23	(89)
HKD	2,044,000	USD	261,479	Citibank, N.A.	12/20/23	197
HKD	1,279,000	USD	163,631	Citibank, N.A.	12/20/23	108
HUF	544,053,090	USD	1,500,000	BNP Paribas S.A.	12/20/23	55,407
HUF	640,422,994	USD	1,800,000	BNP Paribas S.A.	12/20/23	30,921
HUF	426,417,295	USD	1,200,000	BNP Paribas S.A.	12/20/23	19,095
HUF	276,373,992	USD	800,000	BNP Paribas S.A.	12/20/23	(9,867)
IDR	37,252,911,148	USD	2,398,999	BNP Paribas S.A.	12/20/23	2,510
IDR	23,199,892,287	USD	1,499,000	BNP Paribas S.A.	12/20/23	(3,419)
IDR	26,744,740,000	USD	1,700,000	Bank of America, N.A.	12/20/23	24,100
IDR	15,530,515	USD	1,001	JPMorgan Chase Bank, N.A.	12/20/23	0
IDR	15,482,000	USD	1,000	Morgan Stanley International	12/20/23	(2)
ILS	514,000	USD	127,995	BNP Paribas S.A.	12/20/23	9,865
ILS	5,529,442	USD	1,430,600	BNP Paribas S.A.	12/20/23	52,460
ILS	3,713,955	USD	1,000,000	BNP Paribas S.A.	12/20/23	(3,875)
ILS	6,808,935	USD	1,700,000	Barclays Bank PLC	12/20/23	126,234
ILS	87,000	USD	21,511	Barclays Bank PLC	12/20/23	1,823
ILS	123,000	USD	32,922	Barclays Bank PLC	12/20/23	68
ILS	49,000	USD	12,929	Barclays Bank PLC	12/20/23	213
ILS	142,000	USD	37,337	Citibank, N.A.	12/20/23	749
ILS	107,000	USD	27,211	Citibank, N.A.	12/20/23	1,488
ILS	7,604,838	USD	1,969,400	Citibank, N.A.	12/20/23	70,304
ILS	34,000	USD	9,155	Citibank, N.A.	12/20/23	(36)
ILS	139,000	USD	37,253	Citibank, N.A.	12/20/23	29
ILS	212,000	USD	55,960	Citibank, N.A.	12/20/23	901
ILS	46,000	USD	12,110	Citibank, N.A.	12/20/23	228
ILS	289,000	USD	75,434	Citibank, N.A.	12/20/23	2,079
INR	266,392,032	USD	3,199,999	BNP Paribas S.A.	12/20/23	(6,271)
INR	191,945,350	USD	2,300,000	Bank of America, N.A.	12/20/23	1,200
INR	124,836,000	USD	1,500,000	Goldman Sachs Bank USA	12/20/23	(3,363)
INR	758,507,759	USD	9,101,365	JPMorgan Chase Bank, N.A.	12/20/23	(7,747)
INR	83	USD	1	JPMorgan Chase Bank, N.A.	12/20/23	0
JPY	178,533,828	USD	1,200,000	BNP Paribas S.A.	12/20/23	7,478
JPY	1,017,767,617	USD	6,925,000	BNP Paribas S.A.	12/20/23	(41,529)
JPY	132,670,062	USD	900,000	Citibank, N.A.	12/20/23	(2,712)
JPY	1,142,467,830	USD	7,775,000	JPMorgan Chase Bank, N.A.	12/20/23	(48,144)
JPY	607,849,805	USD	4,100,000	JPMorgan Chase Bank, N.A.	12/20/23	11,072
KRW	573,845,666	USD	434,880	Citibank, N.A.	12/20/23	7,027
KRW	713,950	USD	541	Goldman Sachs Bank USA	12/20/23	9
KRW	619,317,969	USD	468,889	JPMorgan Chase Bank, N.A.	12/20/23	8,035
KRW	1,422,592,600	USD	1,100,000	Morgan Stanley International	12/20/23	(4,491)
KRW	2,026,197,150	USD	1,500,000	Royal Bank of Canada	12/20/23	60,332
KRW	1,301,794,500	USD	1,000,000	Royal Bank of Canada	12/20/23	2,485
MXN	21,224,528	USD	1,224,489	Citibank, N.A.	12/20/23	(5,687)
MXN	15,897,851	USD	900,000	JPMorgan Chase Bank, N.A.	12/20/23	12,921
MXN	20,394,733	USD	1,175,511	JPMorgan Chase Bank, N.A.	12/20/23	(4,360)
MXN	10,296,771	USD	600,000	Morgan Stanley International	12/20/23	(8,716)
MYR	7,452,000	USD	1,600,000	Goldman Sachs Bank USA	12/20/23	1,102
MYR	7,039,500	USD	1,500,000	Morgan Stanley International	12/20/23	12,474
NOK	9,699,588	USD	900,000	BNP Paribas S.A.	12/20/23	(3,091)
NOK	9,828,790	USD	900,000	Citibank, N.A.	12/20/23	8,856
NOK	33,608,073	USD	3,100,000	JPMorgan Chase Bank, N.A.	12/20/23	7,696
NZD	13,100,000	USD	7,898,003	BNP Paribas S.A.	12/20/23	169,648
NZD	3,400,000	USD	2,064,096	BNP Paribas S.A.	12/20/23	29,798
NZD	1,700,000	USD	1,038,877	BNP Paribas S.A.	12/20/23	8,070
NZD	6,100,000	USD	3,678,056	JPMorgan Chase Bank, N.A.	12/20/23	78,636
NZD	4,800,000	USD	2,868,672	JPMorgan Chase Bank, N.A.	12/20/23	87,414
PEN	13,504,947	USD	3,501,594	Citibank, N.A.	12/20/23	107,859
PEN	17,328,200	USD	4,600,000	Citibank, N.A.	12/20/23	31,290
PEN	14,236,700	USD	3,800,000	Citibank, N.A.	12/20/23	5,028
PHP	159,944,103	USD	2,900,000	BNP Paribas S.A.	12/20/23	(16,635)
PHP	133,171,284	USD	2,400,000	BNP Paribas S.A.	12/20/23	723
PHP	93,239	USD	1,642	Bank of America, N.A.	12/20/23	39
PHP	89,488,000	USD	1,600,000	JPMorgan Chase Bank, N.A.	12/20/23	13,230
PHP	105,937,588	USD	1,900,000	Royal Bank of Canada	12/20/23	9,772
PLN	3,755,783	USD	900,000	BNP Paribas S.A.	12/20/23	38,158
PLN	2,392,922	USD	600,000	BNP Paribas S.A.	12/20/23	(2,271)
RON	1,997,404	USD	431,715	BNP Paribas S.A.	12/20/23	5,736
RON	6,715,916	USD	1,452,514	BNP Paribas S.A.	12/20/23	18,335
RON	1,673,818	USD	361,813	BNP Paribas S.A.	12/20/23	4,769
RON	9,130,896	USD	2,000,000	Barclays Bank PLC	12/20/23	(248)
RON	1,120,273	USD	242,086	JPMorgan Chase Bank, N.A.	12/20/23	3,265
RON	517,367	USD	111,873	JPMorgan Chase Bank, N.A.	12/20/23	1,436
RON	14,661,280	USD	3,200,000	Morgan Stanley International	12/20/23	10,959
SEK	23,916,503	USD	2,203,100	BNP Paribas S.A.	12/20/23	75,843
SEK	9,584,251	USD	900,000	BNP Paribas S.A.	12/20/23	13,259
SEK	10,464,683	USD	1,000,000	BNP Paribas S.A.	12/20/23	(2,847)
SEK	11,452,068	USD	1,100,000	BNP Paribas S.A.	12/20/23	(8,762)
SEK	8,311,498	USD	800,000	Barclays Bank PLC	12/20/23	(8,019)
SEK	16,237,799	USD	1,496,900	JPMorgan Chase Bank, N.A.	12/20/23	50,359
SGD	2,559,405	USD	1,900,000	BNP Paribas S.A.	12/20/23	14,796
SGD	223,000	USD	163,628	BNP Paribas S.A.	12/20/23	3,208
SGD	2,541,809	USD	1,900,000	JPMorgan Chase Bank, N.A.	12/20/23	1,632
THB	24,796,601	USD	703,586	BNP Paribas S.A.	12/20/23	(1,473)
THB	105,116,300	USD	2,900,000	Barclays Bank PLC	12/20/23	76,354
THB	28,034,649	USD	796,414	JPMorgan Chase Bank, N.A.	12/20/23	(2,617)
TWD	18,971,053	USD	594,294	BNP Paribas S.A.	12/20/23	11,110
TWD	28,924,225	USD	898,882	BNP Paribas S.A.	12/20/23	24,148
TWD	97,076,841	USD	3,100,000	BNP Paribas S.A.	12/20/23	(2,083)
TWD	93,502,960	USD	2,900,000	JPMorgan Chase Bank, N.A.	12/20/23	83,867
USD	500,000	BRL	2,538,612	Bank of America, N.A.	12/20/23	(14,772)
USD	400,000	BRL	1,959,403	Bank of America, N.A.	12/20/23	2,678
USD	1,600,000	BRL	8,167,008	Citibank, N.A.	12/20/23	(56,081)
USD	700,000	BRL	3,436,300	JPMorgan Chase Bank, N.A.	12/20/23	3,198
USD	1,500,000	CAD	2,063,361	Citibank, N.A.	12/20/23	(21,026)
USD	3,400,000	CHF	2,998,599	BNP Paribas S.A.	12/20/23	(30,879)
USD	3,200,000	CHF	2,840,787	BNP Paribas S.A.	12/20/23	(50,316)
USD	1,800,000	CHF	1,614,188	BNP Paribas S.A.	12/20/23	(46,890)
USD	2,200,000	CHF	1,991,693	BNP Paribas S.A.	12/20/23	(78,816)
USD	1,400,000	CHF	1,272,845	BNP Paribas S.A.	12/20/23	(56,339)
USD	340,730	CLP	309,723,570	Barclays Bank PLC	12/20/23	(13,978)
USD	6,661,869	CLP	6,125,255,075	Citibank, N.A.	12/20/23	(353,031)
USD	1,100,000	CLP	1,032,240,000	JPMorgan Chase Bank, N.A.	12/20/23	(82,165)
USD	621,720	CLP	557,869,356	JPMorgan Chase Bank, N.A.	12/20/23	(17,175)
USD	678,280	CLP	608,959,784	State Street Bank And Trust Co	12/20/23	(19,126)
USD	759,270	CLP	688,961,598	State Street Bank And Trust Co	12/20/23	(29,758)
USD	5,100,000	CNY	36,996,369	JPMorgan Chase Bank, N.A.	12/20/23	(92,689)
USD	800,000	COP	3,301,600,000	BNP Paribas S.A.	12/20/23	(19,058)
USD	1,000,000	COP	4,041,000,000	BNP Paribas S.A.	12/20/23	(2,487)
USD	500,000	COP	1,988,320,000	BNP Paribas S.A.	12/20/23	6,740
USD	995,821	COP	3,981,431,230	Citibank, N.A.	12/20/23	8,111
USD	900,000	COP	3,877,398,000	State Street Bank And Trust Co	12/20/23	(61,901)
USD	1,000,000	CZK	23,335,066	BNP Paribas S.A.	12/20/23	(44,426)
USD	1,076,042	CZK	24,318,549	JPMorgan Chase Bank, N.A.	12/20/23	(12,402)
USD	1,000,000	CZK	23,050,000	JPMorgan Chase Bank, N.A.	12/20/23	(31,667)
USD	1,590,728	EUR	1,500,000	Bank of America, N.A.	12/20/23	(43,288)
USD	1,328,498	EUR	1,250,000	Bank of America, N.A.	12/20/23	(33,181)
USD	1,892,620	GBP	1,562,500	BNP Paribas S.A.	12/20/23	(80,276)
USD	4,338,334	GBP	3,500,000	BNP Paribas S.A.	12/20/23	(80,954)
USD	4,503,820	GBP	3,687,500	BNP Paribas S.A.	12/20/23	(152,215)
USD	2,808,221	GBP	2,312,500	BNP Paribas S.A.	12/20/23	(111,665)
USD	3,152,282	GBP	2,562,500	JPMorgan Chase Bank, N.A.	12/20/23	(83,269)
USD	271,064	HKD	2,117,000	BNP Paribas S.A.	12/20/23	42
USD	185,624	HKD	1,451,000	Bank of America, N.A.	12/20/23	(136)
USD	1,028,031	HKD	8,032,627	Bank of America, N.A.	12/20/23	(318)
USD	333,059	HKD	2,598,000	Barclays Bank PLC	12/20/23	458
USD	313,536	HKD	2,450,000	Citibank, N.A.	12/20/23	(117)
USD	315,877	HKD	2,468,000	Morgan Stanley International	12/20/23	(81)
USD	700,000	HUF	246,666,726	BNP Paribas S.A.	12/20/23	(5,202)
USD	800,000	HUF	302,595,693	BNP Paribas S.A.	12/20/23	(65,098)
USD	5,000,000	IDR	77,099,679,500	BNP Paribas S.A.	12/20/23	29,769
USD	1,400,000	IDR	21,733,320,000	Barclays Bank PLC	12/20/23	(1,038)
USD	207,722	ILS	821,000	Barclays Bank PLC	12/20/23	(12,480)
USD	1,700,000	ILS	6,611,975	Citibank, N.A.	12/20/23	(73,407)
USD	124,553	ILS	464,000	Citibank, N.A.	12/20/23	102
USD	9,102,708	ILS	34,702,146	Citibank, N.A.	12/20/23	(204,803)
USD	367,778	ILS	1,450,000	JPMorgan Chase Bank, N.A.	12/20/23	(21,129)
USD	112,700	ILS	448,000	Morgan Stanley International	12/20/23	(7,459)
USD	1,900,000	INR	158,296,600	BNP Paribas S.A.	12/20/23	2,209
USD	2,444,350	INR	203,459,139	Bank of America, N.A.	12/20/23	5,114
USD	1,229,330	INR	102,335,576	Bank of America, N.A.	12/20/23	2,446
USD	2,482,242	INR	207,434,758	JPMorgan Chase Bank, N.A.	12/20/23	(4,657)
USD	2,466,621	INR	205,562,028	JPMorgan Chase Bank, N.A.	12/20/23	2,173
USD	2,374,198	INR	197,723,189	JPMorgan Chase Bank, N.A.	12/20/23	3,729
USD	700,000	JPY	104,293,910	Barclays Bank PLC	12/20/23	(5,371)
USD	2,000,000	JPY	291,388,000	Barclays Bank PLC	12/20/23	29,255
USD	800,000	JPY	117,584,160	Citibank, N.A.	12/20/23	4,743
USD	800,000	JPY	117,861,320	JPMorgan Chase Bank, N.A.	12/20/23	2,868
USD	531,684	KRW	705,597,836	BNP Paribas S.A.	12/20/23	(11,682)
USD	894,474	KRW	1,185,947,298	BNP Paribas S.A.	12/20/23	(18,799)
USD	2,099,900	KRW	2,826,683,370	BNP Paribas S.A.	12/20/23	(76,870)
USD	930,067	KRW	1,235,594,010	Bank of America, N.A.	12/20/23	(21,438)
USD	100	KRW	134,540	JPMorgan Chase Bank, N.A.	12/20/23	(4)
USD	2,724,843	KRW	3,615,376,189	Morgan Stanley International	12/20/23	(59,282)
USD	650,602	KRW	861,904,518	UBS AG	12/20/23	(13,133)
USD	800,000	MXN	14,606,594	BNP Paribas S.A.	12/20/23	(38,772)
USD	800,000	MXN	14,207,140	State Street Bank And Trust Co	12/20/23	(15,834)
USD	4,919,909	MYR	22,907,097	Barclays Bank PLC	12/20/23	(1,802)
USD	1,006,471	MYR	4,682,604	Goldman Sachs Bank USA	12/20/23	388
USD	2,400,000	NOK	25,815,948	BNP Paribas S.A.	12/20/23	12,832
USD	3,088,723	NZD	5,300,000	BNP Paribas S.A.	12/20/23	(175,288)
USD	3,608,284	NZD	6,100,000	JPMorgan Chase Bank, N.A.	12/20/23	(148,408)
USD	4,300,000	PEN	16,486,200	Bank of America, N.A.	12/20/23	(106,249)
USD	3,500,000	PEN	13,424,250	Citibank, N.A.	12/20/23	(87,885)
USD	3,200,000	PHP	181,696,000	JPMorgan Chase Bank, N.A.	12/20/23	(75,494)
USD	1,453,833	PHP	83,072,015	Morgan Stanley International	12/20/23	(43,734)
USD	900,000	RON	4,115,250	BNP Paribas S.A.	12/20/23	(1,279)
USD	700,000	RON	3,256,514	Barclays Bank PLC	12/20/23	(13,207)
USD	1,500,000	RON	7,055,625	JPMorgan Chase Bank, N.A.	12/20/23	(45,248)
USD	240,600	SGD	324,000	JPMorgan Chase Bank, N.A.	12/20/23	(1,798)
USD	4,109,859	SGD	5,576,092	JPMorgan Chase Bank, N.A.	12/20/23	(61,846)
USD	9,879,706	THB	357,156,325	BNP Paribas S.A.	12/20/23	(233,129)
USD	1,900,000	TWD	60,655,790	Bank of America, N.A.	12/20/23	(35,648)
USD	2,510,097	TWD	79,404,408	JPMorgan Chase Bank, N.A.	12/20/23	(23,857)
USD	2,947,922	TWD	93,219,188	JPMorgan Chase Bank, N.A.	12/20/23	(26,890)
USD	1,822,870	TWD	57,136,037	Morgan Stanley International	12/20/23	(456)
USD	600,000	ZAR	11,303,606	BNP Paribas S.A.	12/20/23	1,250
USD	145,431	ZAR	2,723,000	Citibank, N.A.	12/20/23	1,194
ZAR	19,025,059	USD	1,000,000	BNP Paribas S.A.	12/20/23	7,754
ZAR	29,882,738	USD	1,600,000	BNP Paribas S.A.	12/20/23	(17,117)
ZAR	25,639,156	USD	1,400,000	BNP Paribas S.A.	12/20/23	(41,899)
ZAR	14,725,616	USD	800,000	BNP Paribas S.A.	12/20/23	(19,987)
ZAR	22,714,302	USD	1,200,000	State Street Bank And Trust Co	12/20/23	3,172
USD	2,124,835	BRL	10,705,620	JPMorgan Chase Bank, N.A.	1/03/24	(42,360)
USD	1,079,076	BRL	5,400,000	JPMorgan Chase Bank, N.A.	1/03/24	(14,075)
EUR	82,000	USD	89,643	Bank of America, N.A.	1/09/24	(233)
EUR	62,000	USD	67,788	State Street Bank And Trust Co	1/09/24	(185)
GBP	99,555	USD	126,279	BNP Paribas S.A.	1/09/24	(552)
GBP	26,113	USD	33,167	Bank of America, N.A.	1/09/24	(190)
GBP	16,000	USD	20,231	Barclays Bank PLC	1/09/24	(25)
USD	1,544,237	AUD	2,334,783	Bank of America, N.A.	1/09/24	(358)
USD	3,872,628	AUD	5,836,956	UBS AG	1/09/24	11,142
USD	22,631,689	CAD	30,698,483	UBS AG	1/09/24	(5,638)
USD	4,134,953	CHF	3,623,589	Goldman Sachs Bank USA	1/09/24	(20,741)
USD	248,550	EUR	226,000	Barclays Bank PLC	1/09/24	2,126
USD	4,212,934	EUR	3,833,000	Morgan Stanley International	1/09/24	33,535
USD	1,084,969	GBP	855,363	BNP Paribas S.A.	1/09/24	4,746
USD	284,967	GBP	224,358	Bank of America, N.A.	1/09/24	1,629
USD	1,038,155	GBP	821,039	UBS AG	1/09/24	1,280
USD	10,152,730	JPY	1,498,228,213	Bank of America, N.A.	1/09/24	(14,605)
USD	3,860,336	JPY	569,125,090	Morgan Stanley International	1/09/24	(1,883)
USD	6,367,485	JPY	932,839,033	UBS AG	1/09/24	37,016
USD	390,833	NOK	4,155,580	Bank of America, N.A.	1/09/24	6,334
USD	47,863	NOK	511,928	Citibank, N.A.	1/09/24	496
USD	2,166,858	NOK	23,115,922	UBS AG	1/09/24	28,033
USD	46,311	NOK	492,538	UBS AG	1/09/24	738
USD	9,658,579	NZD	15,700,019	Barclays Bank PLC	1/09/24	(11,119)
USD	4,948,594	SEK	51,073,259	UBS AG	1/09/24	76,906
ZAR	2,314,341	USD	121,657	Citibank, N.A.	1/17/24	626
ZAR	2,272,000	USD	119,618	Goldman Sachs Bank USA	1/17/24	428
USD	85,607	TRY	2,605,465	Barclays Bank PLC	1/18/24	(1,077)
USD	118,993	ZAR	2,190,736	Citibank, N.A.	1/19/24	3,261
USD	3,851,396	ZAR	73,518,921	UBS AG	1/19/24	(32,450)
ZAR	3,092,846	USD	160,869	Citibank, N.A.	1/19/24	2,520
ZAR	14,837,277	USD	802,546	Citibank, N.A.	1/19/24	(18,725)
PLN	93,000	USD	22,150	BNP Paribas S.A.	1/22/24	1,062
PLN	168,000	USD	39,575	Bank of America, N.A.	1/22/24	2,357
PLN	92,000	USD	22,080	Bank of America, N.A.	1/22/24	882
PLN	465,000	USD	114,751	Barclays Bank PLC	1/22/24	1,309
PLN	3,665,154	USD	838,229	Barclays Bank PLC	1/22/24	76,562
PLN	131,000	USD	30,841	Morgan Stanley International	1/22/24	1,855
PLN	148,000	USD	34,969	Morgan Stanley International	1/22/24	1,971
USD	105,769	PLN	446,000	Bank of America, N.A.	1/22/24	(5,549)
USD	1,010,690	PLN	4,403,880	Bank of America, N.A.	1/22/24	(88,481)
USD	382,419	PLN	1,670,521	Bank of America, N.A.	1/22/24	(34,529)
USD	154,943	PLN	674,000	Bank of America, N.A.	1/22/24	(13,281)
USD	115,377	PLN	504,808	Barclays Bank PLC	1/22/24	(10,619)
USD	107,606	PLN	453,000	Citibank, N.A.	1/22/24	(5,459)
USD	103,715	PLN	431,000	Citibank, N.A.	1/22/24	(3,859)
USD	132,492	PLN	581,000	JPMorgan Chase Bank, N.A.	1/22/24	(12,521)
HUF	51,763,000	USD	140,030	BNP Paribas S.A.	1/24/24	7,322
HUF	4,836,000	USD	13,781	Citibank, N.A.	1/24/24	(15)
HUF	36,091,000	USD	97,235	Goldman Sachs Bank USA	1/24/24	5,504
HUF	13,174,000	USD	35,766	Morgan Stanley International	1/24/24	1,736
USD	68,656	HUF	24,889,289	BNP Paribas S.A.	1/24/24	(2,195)
USD	44,228	HUF	15,487,000	Bank of America, N.A.	1/24/24	142
USD	189,681	HUF	71,125,000	JPMorgan Chase Bank, N.A.	1/24/24	(12,788)
USD	70,922	HUF	24,810,000	JPMorgan Chase Bank, N.A.	1/24/24	296
MXN	3,330,727	USD	181,317	Citibank, N.A.	1/31/24	8,547
MXN	742,633	USD	42,122	Citibank, N.A.	1/31/24	211
USD	3,102,639	CAD	4,300,000	Royal Bank of Canada	1/31/24	(69,211)
USD	153	MXN	2,810	Goldman Sachs Bank USA	1/31/24	(7)
USD	107,317	MXN	1,881,000	Goldman Sachs Bank USA	1/31/24	93
USD	1,443,111	CAD	2,000,000	Royal Bank of Canada	2/01/24	(32,189)
BRL	12,737,125	USD	2,483,161	Citibank, N.A.	2/02/24	86,569
USD	4,227	BRL	21,589	Goldman Sachs Bank USA	2/02/24	(129)
USD	907,521	RON	4,153,065	Barclays Bank PLC	2/20/24	(1,250)
USD	124,240	TRY	3,893,075	Barclays Bank PLC	2/20/24	(1,789)
USD	9,101,365	INR	760,337,133	JPMorgan Chase Bank, N.A.	2/29/24	3,539
USD	594,294	TWD	18,808,217	BNP Paribas S.A.	2/29/24	(10,862)
USD	898,882	TWD	28,695,909	BNP Paribas S.A.	2/29/24	(24,411)
USD	596,614	JPY	87,830,000	BNP Paribas S.A.	3/04/24	(4,545)
USD	693,799	JPY	102,170,000	Barclays Bank PLC	3/04/24	(5,511)
USD	12,064	IDR	185,940,194	BNP Paribas S.A.	3/20/24	85
USD	105,090	IDR	1,620,233,580	Citibank, N.A.	3/20/24	713
USD	16,240	IDR	249,348,960	Goldman Sachs Bank USA	3/20/24	177
USD	56,333	IDR	868,035,197	Goldman Sachs Bank USA	3/20/24	413
USD	86,137	IDR	1,329,869,143	JPMorgan Chase Bank, N.A.	3/20/24	466
USD	26,821	IDR	412,094,741	Morgan Stanley International	3/20/24	273
USD	2,025,998	IDR	31,183,762,019	Morgan Stanley International	3/20/24	17,109
USD	27,048	IDR	416,477,260	Morgan Stanley International	3/20/24	218
USD	1,275,259	TWD	40,127,300	BNP Paribas S.A.	3/20/24	(18,800)
USD	1,480,358	TWD	46,783,738	BNP Paribas S.A.	3/20/24	(28,364)
USD	10,641,325	CNY	76,879,000	Goldman Sachs Bank USA	3/26/24	(255,102)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						(1,371,135)
Unrealized Appreciation						5,500,363
Unrealized Depreciation						(6,871,498)

For the period, the average contract value for forward foreign currency contracts was $554,024,807. Contract value represents contract amount in United States dollars plus or minus unrealized appreciation or depreciation, respectively.
Credit Default Swaps
Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty(2)	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(4)		Value ($)(1)	Upfront Premium Received/ (Paid) ($)(5)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
5-Year CDX N.A. HY Series 41		Dec 2028	ICE	(5%)	Quarterly		2,574,000	29,832	0	29,832

Sell Protection
5-Year CDX N.A. EM Series 39	NR	Jun 2028	ICE	1%	Quarterly		900,000	30,680	0	30,680
5-Year CDX N.A. EM Series 40	NR	Dec 2028	ICE	1%	Quarterly		16,000,000	112,678	0	112,678
5-Year CDX N.A. IG Series 41	NR	Dec 2028	ICE	1%	Quarterly		20,100,000	55,454	0	55,454
5-Year iTraxx Crossover Series 40	NR	Dec 2028	ICE	5%	Quarterly	EUR	1,600,000	29,336	0	29,336
5-Year iTraxx Europe Main Series 40	NR	Dec 2028	ICE	1%	Quarterly	EUR	20,600,000	79,948	0	79,948

TOTAL SELL PROTECTION								308,096	0	308,096
TOTAL CREDIT DEFAULT SWAPS								337,928	0	337,928

(1)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2)Swaps with Intercontinental Exchange (ICE) are centrally cleared swaps.

(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

(4)Notional amount is stated in U.S. Dollars unless otherwise noted.

(5)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(2)		Value ($)	Upfront Premium Received/ (Paid) ($)(3)	Unrealized Appreciation/ (Depreciation) ($)
SONIA Interest Rate Benchmark(4)	Semi-Annual	5.5%	Semi-Annual	LCH	Jan 2026	GBP	6,500,000	(2,691)	0	(2,691)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.5%	Annual	LCH	Mar 2026		24,400,000	(76,978)	0	(76,978)
3.75%	Semi-Annual	Canadian Overnight Repo Rate Average(4)	Semi-Annual	LCH	Mar 2026	CAD	6,500,000	57,142	0	57,142
6 month EURIBOR(4)	Semi-Annual	3.5%	Annual	LCH	Mar 2026	EUR	4,600,000	(15,307)	0	(15,307)
4%	Quarterly	ASX Australian Bank Bill Short Term Rates 3 Month(4)	Quarterly	LCH	Mar 2026	AUD	3,300,000	1,623	0	1,623
Brazil Cetip DI Interbank Deposit Rate(4)	At Maturity	13.72%	At Maturity	CME	Jan 2027	BRL	20,200,000	(219,870)	0	(219,870)
Brazil Cetip DI Interbank Deposit Overnight Rate(4)	At Maturity	13.19%	At Maturity	CME	Jan 2027	BRL	18,500,000	(238,821)	0	(238,821)
12.26%	At Maturity	Brazil Cetip DI Interbank Deposit Rate(4)	At Maturity	CME	Jan 2027	BRL	13,600,000	113,734	0	113,734
Brazil Cetip DI Interbank Deposit Rate(4)	At Maturity	13.17%	At Maturity	CME	Jan 2027	BRL	7,000,000	(80,147)	0	(80,147)
Brazil Cetip DI Interbank Deposit Rate(4)	At Maturity	12.71%	At Maturity	CME	Jan 2027	BRL	6,800,000	(74,133)	0	(74,133)
12.16%	At Maturity	Brazil Cetip DI Interbank Deposit Rate(4)	At Maturity	CME	Jan 2027	BRL	6,500,000	51,371	0	51,371
Brazil Cetip DI Interbank Deposit Overnight Rate(4)	At Maturity	13.08%	At Maturity	CME	Jan 2027	BRL	4,700,000	(46,179)	0	(46,179)
Mexico 28 Day Cetes Auction Average Yield Rate(4)	Monthly	8.63%	Monthly	CME	Nov 2027	MXN	63,400,000	33,773	0	33,773
8.45%	Monthly	Mexico Interbank TIIE 28 Day Rate(4)	Monthly	CME	Nov 2027	MXN	54,800,000	(66,790)	0	(66,790)
SAFE South Africa Johannesburg Interbank Agreed 3 Month Rate(4)	Quarterly	8.06%	Quarterly	CME	Nov 2027	ZAR	44,800,000	(27,903)	0	(27,903)
8.48%	Monthly	Mexico Interbank TIIE 28 Day Rate(4)	Monthly	CME	Nov 2027	MXN	17,300,000	(20,294)	0	(20,294)
Bank of Israel Tel Aviv Interbank Offered 3 Month(4)	Quarterly	3.29%	Annual	LCH	Nov 2027	ILS	26,400,000	88,849	0	88,849
National Bank of Hungary Budapest Interbank Offered Rates 6 Month Index(4)	Semi-Annual	9.05%	Annual	CME	Dec 2027	HUF	1,832,500,000	(642,624)	0	(642,624)
5.61%	Semi-Annual	GPW Benchmark WIBOR PLN 6M Rate(4)	Semi-Annual	CME	Dec 2027	PLN	7,100,000	99,848	0	99,848
8.5%	Annual	National Bank of Hungary Budapest Interbank Offered Rates 6 Month Index(4)	Semi-Annual	CME	Jan 2028	HUF	1,825,400,000	476,418	0	476,418
8.65%	Semi-Annual	National Bank of Hungary Budapest Interbank Offered Rates 6 Month Index(4)	Semi-Annual	CME	Jan 2028	HUF	174,100,000	44,249	0	44,249
7.71%	Quarterly	SAFE South Africa Johannesburg Interbank Agreed 3 Month Rate(4)	Quarterly	CME	Jan 2028	ZAR	86,300,000	(19,585)	0	(19,585)
7.9%	Quarterly	SAFE South Africa Johannesburg Interbank Agreed 3 Month Rate(4)	Quarterly	CME	Jan 2028	ZAR	31,600,000	6,274	0	6,274
7.73%	Quarterly	SAFE South Africa Johannesburg Interbank Agreed 3 Month Rate(4)	Quarterly	CME	Jan 2028	ZAR	31,600,000	(5,530)	0	(5,530)
7.73%	Quarterly	SAFE South Africa Johannesburg Interbank Agreed 3 Month Rate(4)	Quarterly	CME	Jan 2028	ZAR	26,400,000	(13,215)	0	(13,215)
5.3%	Annual	GPW Benchmark WIBD/WIBOR PLN 6m Rate(4)	Semi-Annual	CME	Jan 2028	PLN	6,000,000	73,840	0	73,840
Bank of Israel Tel Aviv Interbank Offered 3 Month(4)	Quarterly	3.49%	Annual	LCH	Jan 2028	ILS	3,700,000	332	0	332
Colombia IBR Overnight Nominal Interbank Reference Rate(4)	Quarterly	10.24%	Quarterly	CME	Feb 2028	COP	12,000,000,000	(200,479)	0	(200,479)
Chile Indice de Camara Promedio Interbank Overnight Index Rate(4)	Semi-Annual	5.94%	Semi-Annual	CME	Feb 2028	CLP	2,185,200,000	(50,375)	0	(50,375)
Prague Interbank Offered Rate 6-month(4)	Semi-Annual	5.22%	Annual	CME	Feb 2028	CZK	87,200,000	(266,151)	0	(266,151)
SAFE South Africa Johannesburg Interbank Agreed 3 Month Rate(4)	Quarterly	8.43%	Quarterly	CME	Feb 2028	ZAR	85,300,000	(102,533)	0	(102,533)
Mexico Interbank TIIE 28 Day Rate(4)	At Maturity	9.22%	At Maturity	CME	Feb 2028	MXN	56,800,000	(17,282)	0	(17,282)
SAFE South Africa Johannesburg Interbank Agreed 3 Month Rate(4)	Quarterly	8.21%	Quarterly	CME	Feb 2028	ZAR	56,800,000	(43,019)	0	(43,019)
Mexico Interbank TIIE 28 Day Rate(4)	Monthly	9.14%	Monthly	CME	Feb 2028	MXN	24,000,000	(13,686)	0	(13,686)
GPW Benchmark WIBD/WIBOR PLN 6m Rate(4)	Semi-Annual	6.04%	Annual	CME	Feb 2028	PLN	13,500,000	(250,475)	0	(250,475)
Bank of Israel Tel Aviv Interbank Offered 3 Month(4)	Quarterly	4.04%	Annual	LCH	Feb 2028	ILS	76,800,000	(452,812)	0	(452,812)
4.03%	Quarterly	Bank of Israel Tel Aviv Interbank Offered 3 Month(4)	Quarterly	LCH	Feb 2028	ILS	66,600,000	574,926	0	574,926
Bank of Israel Tel Aviv Interbank Offered 3 Month(4)	Quarterly	3.98%	Annual	LCH	Feb 2028	ILS	9,500,000	(44,835)	0	(44,835)
9.05%	Quarterly	Colombia IBR Overnight Nominal Interbank Reference Rate(4)	Quarterly	CME	Mar 2028	COP	10,329,000,000	73,742	0	73,742
8.75%	Quarterly	Colombia IBR Overnight Nominal Interbank Reference Rate(4)	Quarterly	CME	Mar 2028	COP	6,718,000,000	32,792	0	32,792
Colombia IBR Overnight Nominal Interbank Reference Rate(4)	Quarterly	9.83%	Quarterly	CME	Mar 2028	COP	6,277,100,000	(79,255)	0	(79,255)
5.38%	Semi-Annual	Chile Indice de Camara Promedio Interbank Overnight Index Rate(4)	Semi-Annual	CME	Mar 2028	CLP	5,416,600,000	4,456	0	4,456
5.3%	Semi-Annual	Chile Indice de Camara Promedio Interbank Overnight Index Rate(4)	Semi-Annual	CME	Mar 2028	CLP	2,179,800,000	(7,334)	0	(7,334)
Chile Indice de Camara Promedio Interbank Overnight Index Rate(4)	Semi-Annual	6.49%	Semi-Annual	CME	Mar 2028	CLP	2,011,100,000	(108,806)	0	(108,806)
Chile Indice de Camara Promedio Interbank Overnight Index Rate(4)	Semi-Annual	6.39%	Semi-Annual	CME	Mar 2028	CLP	1,683,100,000	(68,400)	0	(68,400)
Chile Indice de Camara Promedio Interbank Overnight Index Rate(4)	Semi-Annual	6.38%	Semi-Annual	CME	Mar 2028	CLP	992,300,000	(47,905)	0	(47,905)
Chile Indice de Camara Promedio Interbank Overnight Index Rate(4)	Semi-Annual	6.37%	Semi-Annual	CME	Mar 2028	CLP	936,200,000	(44,727)	0	(44,727)
4.51%	Annual	Prague Interbank Offered Rate 6-month(4)	Semi-Annual	CME	Mar 2028	CZK	85,800,000	150,110	0	150,110
8.44%	Monthly	Mexico Interbank TIIE 28 Day Rate(4)	Monthly	CME	Mar 2028	MXN	68,900,000	(83,217)	0	(83,217)
SAFE South Africa Johannesburg Interbank Agreed 3 Month Rate(4)	Quarterly	8.12%	Quarterly	CME	Mar 2028	ZAR	23,700,000	(29,491)	0	(29,491)
GPW Benchmark WIBD/WIBOR PLN 6m Rate(4)	Semi-Annual	5.43%	Annual	CME	Mar 2028	PLN	3,100,000	(39,550)	0	(39,550)
3.87%	Annual	Bank of Israel Tel Aviv Interbank Offered 3 Month(4)	Quarterly	LCH	Mar 2028	ILS	7,800,000	6,919	0	6,919
3.59%	Annual	Bank of Israel Tel Aviv Interbank Offered 3 Month(4)	Quarterly	LCH	Mar 2028	ILS	5,300,000	4,657	0	4,657
8.7%	Quarterly	Colombia IBR Overnight Nominal Interbank Reference Rate(4)	Quarterly	CME	Apr 2028	COP	8,197,300,000	39,279	0	39,279
8.71%	Annual	National Bank of Hungary Budapest Interbank Offered Rates 6 Month Index(4)	Semi-Annual	CME	Apr 2028	HUF	1,337,700,000	348,724	0	348,724
8.74%	Annual	National Bank of Hungary Budapest Interbank Offered Rates 6 Month Index(4)	Semi-Annual	CME	Apr 2028	HUF	785,400,000	251,160	0	251,160
National Bank of Hungary Budapest Interbank Offered Rates 6 Month Index(4)	Semi-Annual	9.51%	Semi-Annual	CME	Apr 2028	HUF	757,400,000	(298,957)	0	(298,957)
National Bank of Hungary Budapest Interbank Offered Rates 6 Month Index(4)	Semi-Annual	9.49%	Annual	CME	Apr 2028	HUF	611,500,000	(241,307)	0	(241,307)
8.8%	Annual	National Bank of Hungary Budapest Interbank Offered Rates 6 Month Index(4)	Semi-Annual	CME	Apr 2028	HUF	414,900,000	134,427	0	134,427
National Bank of Hungary Budapest Interbank Offered Rates 6 Month Index(4)	Semi-Annual	9.5%	Annual	CME	Apr 2028	HUF	250,700,000	(99,241)	0	(99,241)
SAFE South Africa Johannesburg Interbank Agreed 3 Month Rate(4)	Quarterly	8.51%	Quarterly	CME	Apr 2028	ZAR	76,200,000	(102,713)	0	(102,713)
Prague Interbank Offered Rate 6-month(4)	Semi-Annual	5.09%	Semi-Annual	CME	Apr 2028	CZK	50,200,000	(127,085)	0	(127,085)
3.53%	Annual	Bank of Israel Tel Aviv Interbank Offered 3 Month(4)	Quarterly	LCH	Apr 2028	ILS	6,300,000	1,303	0	1,303
BNP Paribas Sinacofi Chile Interbank Rate Avg.(4)	Semi-Annual	5.8%	Semi-Annual	CME	May 2028	CLP	2,024,600,000	(68,834)	0	(68,834)
BNP Paribas Sinacofi Chile Interbank Rate Avg.(4)	Semi-Annual	5.78%	Semi-Annual	CME	May 2028	CLP	508,400,000	(16,840)	0	(16,840)
SAFE South Africa Johannesburg Interbank Agreed 3 Month Rate(4)	Quarterly	9.35%	Quarterly	CME	May 2028	ZAR	129,700,000	(376,703)	0	(376,703)
4.7%	Annual	Prague Interbank Offered Rate 6-month(4)	Semi-Annual	CME	May 2028	CZK	50,000,000	107,448	0	107,448
Mexico Interbank TIIE 28 Day Rate(4)	Monthly	8.73%	Monthly	CME	May 2028	MXN	48,000,000	26,540	0	26,540
Mexico Interbank TIIE 28 Day Rate(4)	Monthly	8.7%	Monthly	CME	May 2028	MXN	31,200,000	32,769	0	32,769
Bank of Israel Tel Aviv Interbank Offered 3 Month(4)	Quarterly	3.59%	Annual	LCH	May 2028	ILS	16,900,000	(54,463)	0	(54,463)
8.11%	Quarterly	Colombia IBR Overnight Nominal Interbank Reference Rate(4)	Quarterly	CME	Jun 2028	COP	14,886,400,000	(16,507)	0	(16,507)
5.16%	Semi-Annual	BNP Paribas Sinacofi Chile Interbank Rate Avg.(4)	Semi-Annual	CME	Jun 2028	CLP	6,635,800,000	(162,035)	0	(162,035)
BNP Paribas Sinacofi Chile Interbank Rate Avg.(4)	Semi-Annual	5.62%	Semi-Annual	CME	Jun 2028	CLP	2,772,000,000	6,698	0	6,698
BNP Paribas Sinacofi Chile Interbank Rate Avg.(4)	Semi-Annual	5.7%	Semi-Annual	CME	Jun 2028	CLP	1,688,700,000	(49,101)	0	(49,101)
5.24%	Semi-Annual	BNP Paribas Sinacofi Chile Interbank Rate Avg.(4)	Semi-Annual	CME	Jun 2028	CLP	1,316,000,000	(27,887)	0	(27,887)
BNP Paribas Sinacofi Chile Interbank Rate Avg.(4)	Semi-Annual	5.65%	Semi-Annual	CME	Jun 2028	CLP	1,071,300,000	(28,567)	0	(28,567)
5.23%	Semi-Annual	BNP Paribas Sinacofi Chile Interbank Rate Avg.(4)	Semi-Annual	CME	Jun 2028	CLP	967,400,000	(20,862)	0	(20,862)
5.29%	Semi-Annual	BNP Paribas Sinacofi Chile Interbank Rate Avg.(4)	Semi-Annual	CME	Jun 2028	CLP	953,800,000	(17,605)	0	(17,605)
9.19%	Quarterly	SAFE South Africa Johannesburg Interbank Agreed 3 Month Rate(4)	Quarterly	CME	Jun 2028	ZAR	86,900,000	139,397	0	139,397
4.61%	Annual	Prague Interbank Offered Rate 6-month(4)	Semi-Annual	CME	Jun 2028	CZK	71,600,000	(15,054)	0	(15,054)
5.54%	Annual	GPW Benchmark WIBD/WIBOR PLN 6m Rate(4)	Semi-Annual	CME	Jun 2028	PLN	27,600,000	309,296	0	309,296
4.93%	Annual	GPW Benchmark WIBD/WIBOR PLN 6m Rate(4)	Semi-Annual	CME	Jun 2028	PLN	18,600,000	4,180	0	4,180
8.21%	Monthly	Mexico Interbank TIIE 28 Day Rate(4)	Monthly	CME	Jun 2028	MXN	7,700,000	(12,819)	0	(12,819)
5.28%	Semi-Annual	BNP Paribas Sinacofi Chile Interbank Rate Avg.(4)	Semi-Annual	CME	Jul 2028	CLP	1,843,000,000	(41,803)	0	(41,803)
Prague Interbank Offered Rate 6-month(4)	Semi-Annual	4.62%	Semi-Annual	CME	Jul 2028	CZK	113,100,000	(47,665)	0	(47,665)
8.37%	Quarterly	SAFE South Africa Johannesburg Interbank Agreed 3 Month Rate(4)	Quarterly	CME	Jul 2028	ZAR	104,100,000	97,294	0	97,294
8.41%	Quarterly	SAFE South Africa Johannesburg Interbank Agreed 3 Month Rate(4)	Quarterly	CME	Jul 2028	ZAR	84,300,000	84,997	0	84,997
8.31%	Quarterly	SAFE South Africa Johannesburg Interbank Agreed 3 Month Rate(4)	Quarterly	CME	Jul 2028	ZAR	46,400,000	35,018	0	35,018
8.33%	Quarterly	SAFE South Africa Johannesburg Interbank Agreed 3 Month Rate(4)	Quarterly	CME	Jul 2028	ZAR	29,700,000	24,066	0	24,066
8.29%	Quarterly	SAFE South Africa Johannesburg Interbank Agreed 3 Month Rate(4)	Quarterly	CME	Jul 2028	ZAR	26,300,000	18,950	0	18,950
8.31%	Quarterly	SAFE South Africa Johannesburg Interbank Agreed 3 Month Rate(4)	Quarterly	CME	Jul 2028	ZAR	26,300,000	20,079	0	20,079
Bank of Israel Tel Aviv Interbank Offered 3 Month(4)	Quarterly	3.49%	Annual	LCH	Jul 2028	ILS	12,900,000	(88,265)	0	(88,265)
Colombia IBR Overnight Nominal Interbank Reference Rate(4)	Quarterly	8.13%	Quarterly	CME	Aug 2028	COP	7,433,900,000	(18,481)	0	(18,481)
BNP Paribas Sinacofi Chile Interbank Rate Avg.(4)	Semi-Annual	5.63%	Semi-Annual	CME	Aug 2028	CLP	3,778,500,000	(54,046)	0	(54,046)
BNP Paribas Sinacofi Chile Interbank Rate Avg.(4)	Semi-Annual	5.46%	Semi-Annual	CME	Aug 2028	CLP	3,347,300,000	(12,545)	0	(12,545)
BNP Paribas Sinacofi Chile Interbank Rate Avg.(4)	Semi-Annual	5.59%	Semi-Annual	CME	Aug 2028	CLP	2,929,500,000	(34,680)	0	(34,680)
BNP Paribas Sinacofi Chile Interbank Rate Avg.(4)	Semi-Annual	5.54%	Semi-Annual	CME	Aug 2028	CLP	2,555,300,000	(21,904)	0	(21,904)
BNP Paribas Sinacofi Chile Interbank Rate Avg.(4)	Semi-Annual	5.55%	Semi-Annual	CME	Aug 2028	CLP	2,555,300,000	(23,222)	0	(23,222)
BNP Paribas Sinacofi Chile Interbank Rate Avg.(4)	Semi-Annual	5.53%	Semi-Annual	CME	Aug 2028	CLP	1,578,900,000	(14,120)	0	(14,120)
BNP Paribas Sinacofi Chile Interbank Rate Avg.(4)	Semi-Annual	5.49%	Semi-Annual	CME	Aug 2028	CLP	1,468,400,000	(9,063)	0	(9,063)
Prague Interbank Offered Rate 6-month(4)	Semi-Annual	4.35%	Annual	CME	Aug 2028	CZK	113,200,000	(80,048)	0	(80,048)
SAFE South Africa Johannesburg Interbank Agreed 3 Month Rate(4)	Quarterly	8.55%	Quarterly	CME	Aug 2028	ZAR	75,100,000	(92,837)	0	(92,837)
SAFE South Africa Johannesburg Interbank Agreed 3 Month Rate(4)	Quarterly	8.22%	Quarterly	CME	Aug 2028	ZAR	66,200,000	(120,311)	0	(120,311)
Mexico Interbank TIIE 28 Day Rate(4)	Monthly	8.77%	Monthly	CME	Aug 2028	MXN	63,900,000	21,144	0	21,144
SAFE South Africa Johannesburg Interbank Agreed 3 Month Rate(4)	Quarterly	8.7%	Quarterly	CME	Aug 2028	ZAR	63,200,000	(98,458)	0	(98,458)
SAFE South Africa Johannesburg Interbank Agreed 3 Month Rate(4)	Quarterly	8.63%	Quarterly	CME	Aug 2028	ZAR	63,100,000	(87,908)	0	(87,908)
8.22%	Quarterly	SAFE South Africa Johannesburg Interbank Agreed 3 Month Rate(4)	Quarterly	CME	Aug 2028	ZAR	60,200,000	32,334	0	32,334
Mexico Interbank TIIE 28 Day Rate(4)	Monthly	8.89%	Monthly	CME	Aug 2028	MXN	26,600,000	(1,586)	0	(1,586)
GPW Benchmark WIBD/WIBOR PLN 6m Rate(4)	Semi-Annual	4.84%	Semi-Annual	CME	Aug 2028	PLN	9,600,000	(9,731)	0	(9,731)
Klibor Interbank Offered Rate(4)	At Maturity	3.75%	At Maturity	BANK OF AMERICA, N.A.	Sep 2028	MYR	61,600,000	(62,472)	(47,910)	(110,382)
3.5%	At Maturity	Klibor Interbank Offered Rate(4)	At Maturity	Bank of America, N.A.	Sep 2028	MYR	36,400,000	(54,890)	97,896	43,006
Colombia IBR Overnight Nominal Interbank Reference Rate(4)	Quarterly	0(4)	Quarterly	CME	Sep 2028	COP	8,428,900,000	(49,095)	0	(49,095)
5.75%	Semi-Annual	BNP Paribas Sinacofi Chile Interbank Rate Avg.(4)	Semi-Annual	CME	Sep 2028	CLP	2,399,900,000	93,907	0	93,907
SAFE South Africa Johannesburg Interbank Agreed 3 Month Rate(4)	Quarterly	9.09%	Quarterly	CME	Sep 2028	ZAR	124,100,000	(247,504)	0	(247,504)
9.89%	Monthly	Mexico Interbank TIIE 28 Day Rate(4)	Monthly	CME	Sep 2028	MXN	51,600,000	109,092	0	109,092
Klibor Interbank Offered Rate(4)	At Maturity	3.75%	At Maturity	GOLDMAN SACHS INTERNATIONAL	Sep 2028	MYR	51,700,000	(52,432)	(85,645)	(138,077)
3.5%	At Maturity	Klibor Interbank Offered Rate(4)	At Maturity	GOLDMAN SACHS INTERNATIONAL	Sep 2028	MYR	45,900,000	(69,200)	129,640	60,440
Korea Federation of Banks (KORIBOR) 3 Month Rate(4)	Quarterly	3.75%	Quarterly	LCH	Sep 2028	KRW	5,710,400,000	(56,201)	0	(56,201)
Financial Benchmarks India Overnight Mumbai Interbank Outright Rate(4)	Semi-Annual	6.75%	Semi-Annual	LCH	Sep 2028	INR	634,100,000	(59,497)	0	(59,497)
Placeholder check(4)	Quarterly	27.5%	Quarterly	LCH	Sep 2028	THB	217,900,000	(102,831)	0	(102,831)
Taiwan Interbank Money Center TAIBOR Fixing Rates 3 Month Index(4)	Quarterly	1.5%	Quarterly	LCH	Sep 2028	TWD	158,000,000	(18,713)	0	(18,713)
2.5%	Quarterly	CFETS China Fixing Repo Rates 7 Day(4)	Quarterly	LCH	Sep 2028	CNY	78,400,000	6,803	0	6,803
HK Assoc. of Banks Hong Kong Dollar (HIBOR) Fixings 3 Month(4)	Quarterly	4.25%	Quarterly	LCH	Sep 2028	HKD	66,390,000	(95,308)	0	(95,308)
3.25%	Semi-Annual	Singapore Domestic Interbank O/N INDEX(4)	Semi-Annual	LCH	Sep 2028	SGD	14,900,000	28,278	0	28,278
Colombia IBR Overnight Nominal Interbank Reference Rate(4)	Quarterly	9.37%	Quarterly	CME	Oct 2028	COP	27,630,000,000	(332,160)	0	(332,160)
9.22%	Quarterly	Colombia IBR Overnight Interbank Reference Rate(4)	Quarterly	CME	Oct 2028	COP	15,865,400,000	94,951	0	94,951
Colombia IBR Overnight Nominal Interbank Reference Rate(4)	Quarterly	9.65%	Quarterly	CME	Oct 2028	COP	12,050,000,000	(177,614)	0	(177,614)
Colombia IBR Overnight Nominal Interbank Reference Rate(4)	Quarterly	9.19%	Quarterly	CME	Oct 2028	COP	8,320,000,000	(87,421)	0	(87,421)
Colombia IBR Overnight Interbank Reference Rate(4)	Quarterly	9.26%	Quarterly	CME	Oct 2028	COP	2,980,000,000	(33,127)	0	(33,127)
National Bank of Hungary Budapest Interbank Offered Rates 6 Month Index(4)	Semi-Annual	7.74%	Semi-Annual	CME	Oct 2028	HUF	1,451,000,000	(137,647)	0	(137,647)
7.77%	Annual	National Bank of Hungary Budapest Interbank Offered Rates 6 Month Index(4)	Semi-Annual	CME	Oct 2028	HUF	1,190,500,000	(32,704)	0	(32,704)
4.73%	Annual	Prague Interbank Offered Rate 6-month(4)	Semi-Annual	CME	Oct 2028	CZK	161,800,000	56,719	0	56,719
GPW Benchmark WIBOR PLN 6M Rate(4)	Semi-Annual	4.74%	Semi-Annual	CME	Oct 2028	PLN	13,200,000	25,713	0	25,713
3.92%	Annual	Bank of Israel Tel Aviv Interbank Offered 3 Month(4)	Quarterly	LCH	Oct 2028	ILS	18,400,000	84,876	0	84,876
Bank of Israel Tel Aviv Interbank Offered 3 Month(4)	Quarterly	4.46%	Annual	LCH	Oct 2028	ILS	14,900,000	(157,406)	0	(157,406)
3.77%	Annual	Bank of Israel Tel Aviv Interbank Offered 3 Month(4)	Quarterly	LCH	Oct 2028	ILS	7,000,000	21,134	0	21,134
8.07%	Quarterly	Colombia IBR Overnight Nominal Interbank Reference Rate(4)	Quarterly	CME	Nov 2028	COP	13,692,000,000	6,843	0	6,843
8.34%	Quarterly	Colombia IBR Overnight Nominal Interbank Reference Rate(4)	Quarterly	CME	Nov 2028	COP	7,604,900,000	22,331	0	22,331
8.19%	Quarterly	Colombia IBR Overnight Nominal Interbank Reference Rate(4)	Quarterly	CME	Nov 2028	COP	6,317,200,000	10,598	0	10,598
8.13%	Quarterly	Colombia IBR Overnight Nominal Interbank Reference Rate(4)	Quarterly	CME	Nov 2028	COP	5,156,900,000	4,823	0	4,823
5.48%	Semi-Annual	BNP Paribas Sinacofi Chile Interbank Rate Avg.(4)	Semi-Annual	CME	Nov 2028	CLP	2,748,000,000	47,168	0	47,168
5.54%	Semi-Annual	BNP Paribas Sinacofi Chile Interbank Rate Avg.(4)	Semi-Annual	CME	Nov 2028	CLP	1,049,000,000	21,423	0	21,423
8.35%	Quarterly	SAFE South Africa Johannesburg Interbank Agreed 3 Month Rate(4)	Quarterly	CME	Nov 2028	ZAR	133,700,000	59,762	0	59,762
8.36%	Quarterly	SAFE South Africa Johannesburg Interbank Agreed 3 Month Rate(4)	Quarterly	CME	Nov 2028	ZAR	73,600,000	54,154	0	54,154
8.36%	Quarterly	SAFE South Africa Johannesburg Interbank Agreed 3 Month Rate(4)	Quarterly	CME	Nov 2028	ZAR	72,400,000	52,791	0	52,791
8.25%	Quarterly	SAFE South Africa Johannesburg Interbank Agreed 3 Month Rate(4)	Quarterly	CME	Nov 2028	ZAR	66,500,000	30,413	0	30,413
9.24%	Monthly	Mexico Interbank TIIE 28 Day Rate(4)	Monthly	CME	Nov 2028	MXN	34,700,000	25,883	0	25,883
3.44%	Annual	Bank of Israel Tel Aviv Interbank Offered 3 Month(4)	Quarterly	LCH	Nov 2028	ILS	23,000,000	(23,728)	0	(23,728)
3.46%	Annual	Bank of Israel Tel Aviv Interbank Offered 3 Month(4)	Quarterly	LCH	Nov 2028	ILS	12,600,000	(10,039)	0	(10,039)
3.52%	Annual	Bank of Israel Tel Aviv Interbank Offered 3 Month(4)	Quarterly	LCH	Nov 2028	ILS	11,700,000	(1,544)	0	(1,544)
11.08%	At Maturity	Brazil Cetip DI Interbank Deposit Rate(4)	At Maturity	CME	Jan 2029	BRL	50,700,000	156,618	0	156,618
10.9%	At Maturity	Brazil Cetip DI Interbank Deposit Rate(4)	At Maturity	CME	Jan 2029	BRL	29,200,000	92,363	0	92,363
12.06%	At Maturity	Brazil Cetip DI Interbank Deposit Rate(4)	At Maturity	CME	Jan 2029	BRL	28,700,000	260,609	0	260,609
Brazil Cetip DI Interbank Deposit Rate(4)	Quarterly	11.03%	Quarterly	CME	Jan 2029	BRL	22,200,000	(80,187)	0	(80,187)
11.84%	At Maturity	Brazil Cetip DI Interbank Deposit Rate(4)	At Maturity	CME	Jan 2029	BRL	18,600,000	144,494	0	144,494
Brazil Cetip DI Interbank Deposit Rate(4)	At Maturity	10.48%	At Maturity	CME	Jan 2029	BRL	17,400,000	3,680	0	3,680
Brazil Cetip DI Interbank Deposit Rate(4)	At Maturity	10.77%	At Maturity	CME	Jan 2029	BRL	16,700,000	(34,117)	0	(34,117)
11.31%	At Maturity	Brazil Cetip DI Interbank Deposit Rate(4)	At Maturity	CME	Jan 2029	BRL	16,300,000	76,505	0	76,505
Brazil Cetip DI Interbank Deposit Rate(4)	At Maturity	10.55%	At Maturity	CME	Jan 2029	BRL	13,300,000	(9,010)	0	(9,010)
11.66%	At Maturity	Brazil Cetip DI Interbank Deposit Rate(4)	At Maturity	CME	Jan 2029	BRL	12,100,000	86,460	0	86,460
11.11%	At Maturity	Brazil Cetip DI Interbank Deposit Rate(4)	At Maturity	CME	Jan 2029	BRL	11,800,000	41,513	0	41,513
Brazil Cetip DI Interbank Deposit Rate(4)	At Maturity	10.25%	At Maturity	CME	Jan 2029	BRL	7,900,000	8,346	0	8,346
Brazil Cetip DI Interbank Deposit Rate(4)	At Maturity	10.29%	At Maturity	CME	Jan 2029	BRL	7,800,000	(5,032)	0	(5,032)
12.75%	At Maturity	Brazil Cetip DI Interbank Deposit Rate(4)	At Maturity	CME	Jan 2029	BRL	7,700,000	102,394	0	102,394
12.56%	At Maturity	Brazil Cetip DI Interbank Deposit Rate(4)	At Maturity	CME	Jan 2029	BRL	7,700,000	92,093	0	92,093
10.53%	At Maturity	Brazil Cetip DI Interbank Deposit Rate(4)	At Maturity	CME	Jan 2029	BRL	6,800,000	8,074	0	8,074
11.94%	At Maturity	Brazil Cetip DI Interbank Deposit Rate(4)	At Maturity	CME	Jan 2029	BRL	5,300,000	44,459	0	44,459
Canadian Overnight Repo Rate Average(4)	Semi-Annual	3.25%	Semi-Annual	LCH	Mar 2029	CAD	200,000	(4,237)	0	(4,237)
3.25%	At Maturity	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	At Maturity	LCH	Mar 2029		600,000	8	0	8
Prague Interbank Offered Rate 6-month(4)	Semi-Annual	3.34%	Annual	CME	Jan 2032	CZK	35,700,000	(126,818)	0	(126,818)
8.25%	Monthly	Mexico 28 Day Cetes Auction Average Yield Rate(4)	Monthly	CME	Dec 2032	MXN	23,000,000	(47,130)	0	(47,130)
Mexico Interbank TIIE 28 Day Rate(4)	Monthly	8.76%	Monthly	CME	Feb 2033	MXN	32,200,000	(21,274)	0	(21,274)
Mexico Interbank TIIE 28 Day Rate(4)	Monthly	8.8%	Monthly	CME	Feb 2033	MXN	31,700,000	3,065	0	3,065
4.22%	Annual	Prague Interbank Offered Rate 6-month(4)	Semi-Annual	CME	Mar 2033	CZK	49,700,000	82,365	0	82,365
8.37%	Monthly	Mexico Interbank TIIE 28 Day Rate(4)	Monthly	CME	Mar 2033	MXN	37,900,000	(67,482)	0	(67,482)
8.28%	Monthly	Mexico Interbank TIIE 28 Day Rate(4)	Monthly	CME	Mar 2033	MXN	16,300,000	(33,241)	0	(33,241)
US CPI Urban Consumer NSA Index(4)	At Maturity	2.5%	At Maturity	LCH	Mar 2033		5,000,000	(8,711)	0	(8,711)
Prague Interbank Offered Rate 6-month(4)	Semi-Annual	4.42%	Annual	CME	Jun 2033	CZK	83,500,000	(187,992)	0	(187,992)
4.46%	Annual	Prague Interbank Offered Rate 6-month(4)	Annual	CME	Jun 2033	CZK	34,700,000	24,395	0	24,395
8.06%	Monthly	Mexico Interbank TIIE 28 Day Rate(4)	Monthly	CME	Jun 2033	MXN	13,300,000	(47,080)	0	(47,080)
2.53%	At Maturity	US CPI Urban Consumer NSA Index(4)	At Maturity	LCH	Jun 2033		900,000	(3,190)	0	(3,190)
Mexico Interbank TIIE 28 Day Rate(4)	Monthly	8.5%	Monthly	CME	Jul 2033	MXN	67,200,000	66,066	0	66,066
Mexico Interbank TIIE 28 Day Rate(4)	Monthly	8.65%	Monthly	CME	Jul 2033	MXN	34,800,000	24,990	0	24,990
2.6%	At Maturity	US CPI Urban Consumer NSA Index(4)	At Maturity	LCH	Jul 2033		2,900,000	(13,729)	0	(13,729)
Mexico Interbank TIIE 28 Day Rate(4)	Monthly	8.99%	Monthly	CME	Aug 2033	MXN	29,300,000	(1,002)	0	(1,002)
9.77%	Semi-Annual	Mexico Interbank TIIE 28 Day Rate(4)	Semi-Annual	CME	Sep 2033	MXN	36,700,000	105,049	0	105,049
Prague Interbank Offered Rate 6-month(4)	Semi-Annual	4.64%	Semi-Annual	CME	Oct 2033	CZK	88,300,000	(123,783)	0	(123,783)
9.14%	Monthly	Mexico Interbank TIIE 28 Day Rate(4)	Monthly	CME	Oct 2033	MXN	23,800,000	24,675	0	24,675
4.28%	Annual	Prague Interbank Offered Rate 6-month(4)	Semi-Annual	CME	Nov 2033	CZK	78,000,000	27,019	0	27,019
4.02%	Annual	Prague Interbank Offered Rate 6-month(4)	Semi-Annual	CME	Nov 2033	CZK	58,800,000	(7,288)	0	(7,288)
1%	Annual	Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR(4)	Annual	LCH	Mar 2034	JPY	1,804,900,000	87,017	0	87,017
Canadian Overnight Repo Rate Average(4)	Semi-Annual	3.25%	Semi-Annual	LCH	Mar 2034	CAD	22,000,000	(559,520)	0	(559,520)
3.25%	At Maturity	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	At Maturity	LCH	Mar 2034		13,700,000	123,653	0	123,653
4.5%	Annual	SONIA Interest Rate Benchmark(4)	Annual	LCH	Mar 2034	GBP	12,100,000	125,526	0	125,526
3%	Annual	6 month EURIBOR(4)	Semi-Annual	LCH	Mar 2034	EUR	10,000,000	207,278	0	207,278
ASX Australian Bank Bill Short Term Rates 6 Month(4)	Semi-Annual	4.5%	Semi-Annual	LCH	Mar 2034	AUD	1,500,000	39,883	0	39,883
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR(4)	Annual	1.5%	Annual	LCH	Mar 2054	JPY	511,400,000	(1,021)	0	(1,021)
3.25%	Semi-Annual	Canadian Overnight Repo Rate Average(4)	Semi-Annual	LCH	Mar 2054	CAD	9,600,000	431,240	0	431,240
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3%	Annual	LCH	Mar 2054		5,000,000	(63,609)	0	(63,609)
SONIA Interest Rate Benchmark(4)	Annual	4.25%	Annual	LCH	Mar 2054	GBP	3,700,000	(44,050)	0	(44,050)
6 month EURIBOR(4)	Semi-Annual	2.75%	Annual	LCH	Mar 2054	EUR	3,300,000	(73,030)	0	(73,030)
TOTAL INTEREST RATE SWAPS								(2,540,061)	93,981	(2,446,080)

(1)Swaps with CME Group (CME) and LCH Clearnet Group (LCH) are centrally cleared swaps.

(2)Notional amount is stated in U.S. Dollars unless otherwise noted.

(3)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(4)Represents floating rate.

Total Return Swaps
Underlying Reference	Pay/ Receive Reference	Reference Payment Frequency	Financing Rate	Financing Frequency	Counterparty	Maturity Date	Units	Notional Amount		Value ($)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Pays
SET50 Index Futures	Pays	At Maturity	None	At Maturity	Goldman Sachs Intl.	Dec 2023	62,000	THB	52,786,851	125,506	0	125,506
SET50 Index Futures	Pays	At Maturity	None	At Maturity	Goldman Sachs Intl.	Dec 2023	50,800	THB	43,256,200	86,606	0	86,606
SET50 Index Futures	Pays	At Maturity	None	At Maturity	Goldman Sachs Intl.	Dec 2023	16,800	THB	14,303,485	39,757	0	39,757
SET50 Index Futures	Pays	At Maturity	None	At Maturity	Goldman Sachs Intl.	Dec 2023	14,800	THB	12,602,200	15,064	0	15,064
Receives
KOSPI 200 Futures	Receives	At Maturity	None	At Maturity	Goldman Sachs Intl.	Dec 2023	1,000,000	KRW	333,100,003	4,654	0	4,654
iBovespa Index Futures	Receives	At Maturity	None	At Maturity	Goldman Sachs Intl.	Dec 2023	58	BRL	7,290,020	25,747	0	25,747
iBovespa Index Futures	Receives	At Maturity	None	At Maturity	Goldman Sachs Intl.	Dec 2023	30	BRL	3,807,150	5,912	0	5,912
iBovespa Index Futures	Receives	At Maturity	None	At Maturity	Goldman Sachs Intl.	Dec 2023	12	BRL	1,519,224	3,104	0	3,104
TOTAL RETURN SWAPS										306,350	0	306,350

For the period, the average monthly notional amount at value for swaps in the aggregate was $817,083,435.

Currency Abbreviations
AUD	-	Australian dollar
BRL	-	Brazilian real
CAD	-	Canadian dollar
CHF	-	Swiss franc
CLP	-	Chilean peso
CNY	-	Chinese yuan
COP	-	Colombian peso
CZK	-	Czech koruna
EUR	-	European Monetary Unit
GBP	-	British pound sterling
HKD	-	Hong Kong dollar
HUF	-	Hungarian forint
IDR	-	Indonesian rupiah
ILS	-	Israeli shekel
INR	-	Indian rupee
JPY	-	Japanese yen
KRW	-	Korean won
MXN	-	Mexican peso
MYR	-	Malaysian ringgit
NOK	-	Norwegian krone
NZD	-	New Zealand dollar
PEN	-	Peruvian new sol
PHP	-	Philippine peso
PLN	-	Polish zloty
RON	-	Romanian leu (new)
SEK	-	Swedish krona
SGD	-	Singapore dollar
THB	-	Thai baht
TRY	-	Turkish Lira
TWD	-	Taiwanese dollar
USD	-	U.S. dollar
ZAR	-	South African rand

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $15,421,038 or 0.7% of net assets.

(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,373,551.
(f)
Security or a portion of the security has been segregated as collateral for open forward foreign currency contracts and bi-lateral over the counter (OTC) swaps. At period end, the value of securities pledged amounted to $2,061,105.

(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)	Affiliated Fund
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	9,580,407	3,774,003	5,162,839	201,804	-	-	8,191,571	0.0%
Total	9,580,407	3,774,003	5,162,839	201,804	-	-	8,191,571

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Investments Money Market Government Portfolio Institutional Class 5.28%	74,587,408	378,305,823	366,384,646	1,873,687	-	-	86,508,585
Fidelity SAI Convertible Arbitrage Fund	-	150,000,000	-	-	-	473,294	150,473,294
	74,587,408	528,305,823	366,384,646	1,873,687	-	473,294	236,981,879

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.
Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Consolidated Subsidiary

Fund	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain /loss ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Strategic Advisers Alternatives Fund Cayman Ltd.	17,452,035	7,000,000	-	-	-	(8,618,198)	15,833,837

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Corporate Bonds	50,291,575	-	50,291,575	-

U.S. Government and Government Agency Obligations	16,481,719	-	16,481,719	-

U.S. Government Agency - Mortgage Securities	4,229,338	-	4,229,338	-

Asset-Backed Securities	12,324,568	-	12,324,568	-

Foreign Government and Government Agency Obligations	5,404,676	-	5,404,676	-

Bankers' Acceptances	4,602,213	-	4,602,213	-

Commercial Paper	1,598,489	-	1,598,489	-

Other	1,922,829,803	1,922,829,803	-	-

Money Market Funds	96,387,513	96,387,513	-	-

Repurchase Agreements	51,500,000	-	51,500,000	-

Purchased Options	1,372,950	1,372,950	-	-
Total Investments in Securities:	2,167,022,844	2,020,590,266	146,432,578	-
Derivative Instruments: Assets
Futures Contracts	2,935,475	2,935,475	-	-
Forward Foreign Currency Contracts	5,500,363	-	5,500,363	-
Swaps	7,621,935	-	7,621,935	-
Total Assets	16,057,773	2,935,475	13,122,298	-
Liabilities
Futures Contracts	(912,961)	(912,961)	-	-
Forward Foreign Currency Contracts	(6,871,498)	-	(6,871,498)	-
Swaps	(9,517,718)	-	(9,517,718)	-
Total Liabilities	(17,302,177)	(912,961)	(16,389,216)	-
Total Derivative Instruments:	(1,244,404)	2,022,514	(3,266,918)	-
Other Financial Instruments:
TBA Sale Commitments	(695,379)	-	(695,379)	-
Total Other Financial Instruments:	(695,379)	-	(695,379)	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of November 30, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Consolidated Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Commodity Risk
Futures Contracts (a)	2,121,752	(766,858)
Total Commodity Risk	2,121,752	(766,858)
Credit Risk
Swaps (b)	337,928	0
Total Credit Risk	337,928	0
Equity Risk
Futures Contracts (a)	661,225	(46,028)
Purchased Options (c)	1,372,950	0
Swaps (d)	306,350	0
Total Equity Risk	2,340,525	(46,028)
Foreign Exchange Risk
Forward Foreign Currency Contracts (e)	5,500,363	(6,871,498)
Total Foreign Exchange Risk	5,500,363	(6,871,498)
Interest Rate Risk
Futures Contracts (a)	152,498	(100,075)
Swaps (b)(d)	6,977,657	(9,517,718)
Total Interest Rate Risk	7,130,155	(9,617,793)
Total Value of Derivatives	17,430,723	(17,302,177)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Consolidated Schedule of Investments. In the Consolidated Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

(b)For centrally cleared swaps, reflects gross cumulative appreciation (depreciation) as presented in the Consoidated Schedule of Investments. In the Consolidated Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared swaps is included in receivable or payable for daily variation margin on centrally cleared swaps, and the net cumulative appreciation (depreciation) for centrally cleared swaps is included in Total accumulated earnings (loss).

(c)Gross value is presented in the Consolidated Statement of Assets and Liabilities in the Investments in Securities at value line-item.

(d)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Consolidated Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

(e)Gross value is presented in the Consolidated Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.

Consolidated Financial Statements (Unaudited)
Consolidated Statement of Assets and Liabilities
		November 30, 2023 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $51,500,000) - See accompanying schedule:
Unaffiliated issuers (cost $1,924,318,975)	$1,921,849,394
Fidelity Central Funds (cost $8,191,571)	8,191,571
Other affiliated issuers (cost $236,508,585)	236,981,879

Total Investment in Securities (cost $2,169,019,131)		$2,167,022,844
Segregated cash with brokers for derivative instruments		11,872,000
Cash		665,333
Restricted cash		336,851
Foreign currency held at value (cost $1,578,902)		1,575,828
Receivable for investments sold
Regular delivery		9,468,436
Delayed delivery		6,614,914
Receivable for TBA sale commitments		683,293
Unrealized appreciation on forward foreign currency contracts		5,500,363
Receivable for fund shares sold		1,013,217
Interest receivable		720,209
Distributions receivable from Fidelity Central Funds		38,170
Receivable for daily variation margin on futures contracts		102,387
Receivable for daily variation margin on centrally cleared swaps		311,046
Bi-lateral OTC swaps, at value		306,350
Prepaid expenses		2,018
Other receivables		5,008
Total assets		2,206,238,267
Liabilities
Segregated cash from brokers for derivative instruments	$999,851
Payable for investments purchased
Regular delivery	28,093,649
Delayed delivery	16,401,215
TBA sale commitments, at value	695,379
Unrealized depreciation on forward foreign currency contracts	6,871,498
Payable for fund shares redeemed	4,727,187
Bi-lateral OTC swaps, at value	238,994
Accrued management fee	148,691
Other payables and accrued expenses	401,920
Total Liabilities		58,578,384
Net Assets		$2,147,659,883
Net Assets consist of:
Paid in capital		$2,213,129,957
Total accumulated earnings (loss)		(65,470,074)
Net Assets		$2,147,659,883
Net Asset Value, offering price and redemption price per share ($2,147,659,883 ÷ 221,385,256 shares)		$9.70
Consolidated Statement of Operations
		Six months ended November 30, 2023 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$9,013,973
Affiliated issuers		1,873,687
Interest		3,871,683
Income from Fidelity Central Funds		201,804
Total Income		14,961,147
Expenses
Management fee	$3,915,650
Custodian fees and expenses	33,205
Independent trustees' fees and expenses	6,956
Registration fees	82,926
Audit	52,553
Subsidiary directors' fees	7,500
Legal	4,055
Interest	5,407
Miscellaneous	5,213
Total expenses before reductions	4,113,465
Expense reductions	(2,837,022)
Total expenses after reductions		1,276,443
Net Investment income (loss)		13,684,704
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(40,522,677)
Forward foreign currency contracts	2,494,287
Foreign currency transactions	(249,270)
Futures contracts	(8,302,940)
Swaps	(1,626,110)
Total net realized gain (loss)		(48,206,710)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Investments	78,211,012
Affiliated issuers	473,294
Forward foreign currency contracts	(1,228,878)
Assets and liabilities in foreign currencies	4,657
Futures contracts	(1,116,923)
Swaps	(883,880)
TBA Sale commitments	38,267
Total change in net unrealized appreciation (depreciation)		75,497,549
Net gain (loss)		27,290,839
Net increase (decrease) in net assets resulting from operations		$40,975,543
Consolidated Statement of Changes in Net Assets

	Six months ended November 30, 2023 (Unaudited)	For the period July 12, 2022 (commencement of operations) through May 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$13,684,704	$74,435,457
Net realized gain (loss)	(48,206,710)	4,511,794
Change in net unrealized appreciation (depreciation)	75,497,549	(78,658,490)
Net increase (decrease) in net assets resulting from operations	40,975,543	288,761
Distributions to shareholders	(9,494,059)	(97,109,900)

Share transactions
Proceeds from sales of shares	224,586,949	2,734,675,723
Reinvestment of distributions	9,443,233	96,564,757
Cost of shares redeemed	(496,303,899)	(355,967,225)

Net increase (decrease) in net assets resulting from share transactions	(262,273,717)	2,475,273,255
Total increase (decrease) in net assets	(230,792,233)	2,378,452,116

Net Assets
Beginning of period	2,378,452,116	-
End of period	$2,147,659,883	$2,378,452,116

Other Information
Shares
Sold	23,293,501	274,985,960
Issued in reinvestment of distributions	987,786	10,058,843
Redeemed	(51,368,381)	(36,572,453)
Net increase (decrease)	(27,087,094)	248,472,350

Consolidated Financial Highlights
Strategic Advisers Alternatives Fund

	Six months ended (Unaudited) November 30, 2023	Years ended May 31, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$9.57	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.06	.40
Net realized and unrealized gain (loss)	.11	(.41)
Total from investment operations	.17	(.01)
Distributions from net investment income	(.04)	(.29)
Distributions from net realized gain	-	(.14)
Total distributions	(.04)	(.42) D
Net asset value, end of period	$9.70	$9.57
Total Return E,F	1.77%	(.11)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.36% I	.33% I,J
Expenses net of fee waivers, if any	.11% I	.08% I,J
Expenses net of all reductions	.11% I	.08% I,J
Net investment income (loss)	1.21% I	4.62% I
Supplemental Data
Net assets, end of period (000 omitted)	$2,147,660	$2,378,452
Portfolio turnover rate K	78% I	64% I

AFor the period July 12, 2022 (commencement of operations) through May 31, 2023.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAudit fees are not annualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 Notes to Consolidated Financial Statements(Unaudited)
For the period ended November 30, 2023

1. Organization.
Strategic Advisers Alternatives Fund (the Fund) is a non-diversified fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to certain managed account clients of Strategic Advisers LLC (Strategic Advisers), an affiliate of Fidelity Management & Research Company LLC (FMR).
2. Consolidated Subsidiary.
The Funds included in the table below hold certain commodity-related investments through a wholly owned subsidiary (the "Subsidiary"). As of period end, the investments in the Subsidiaries, were as follows:

	Subsidiary Name	Net Assets of Subsidiary	% of Fund's Net Assets
Strategic Advisers Alternatives Fund	Strategic Advisers Alternatives Fund Cayman Ltd.	15,833,837.7

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.
3.Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The Fund's Consolidated Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, Bankers' acceptances, foreign government and government agency obligations, U.S. government and government agency obligations and commercial paper are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in commodities are valued at their last traded price at 4:00 p.m. Eastern time each business day and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2023 is included at the end of the Fund's Consolidated Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Consolidated Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary's income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from the underlying funds, swap agreements, futures and options transactions, foreign currency transactions, market discount, capital loss carryforwards, controlled foreign corporations, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$62,641,103
Gross unrealized depreciation	(65,524,353)
Net unrealized appreciation (depreciation)	$(2,883,250)
Tax cost	$2,168,743,584

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(26,298,529)
Total capital loss carryforward	$(26,298,529)

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, funds and other registered investment companies having management contracts with Fidelity Management and Research Company LLC, or its affiliates are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The collateral balance is monitored on a daily basis to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Reverse Repurchase Agreements. To enhance their yield, funds may enter into reverse repurchase transactions under master repurchase agreements whereby a fund delivers securities to a counterparty in return for cash and agrees to repurchase those securities at a future date and agreed upon price. During the period that reverse repurchase transactions are outstanding, a fund identifies the securities as pledged in its records with an initial value at least equal to its principal obligation under the agreement. The cash proceeds received by a fund may be invested in other securities. To the extent cash proceeds received from the counterparty exceed the value of the securities delivered, the counterparty may request additional collateral from a fund. If the counterparty defaults on its obligation, because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities delivered. If a fund has any open reverse repurchase agreements at period end, information regarding securities delivered under a reverse repurchase agreement is included at the end of the Schedule of Investments, and the cash proceeds are recorded as a liability in the Statement of Assets and Liabilities. A fund continues to receive interest and dividend payments on the securities delivered during the term of the reverse repurchase agreement. During the period, the average principal balance of reverse repurchase transactions and the weighted average interest rate with payments included in the Statement of Operations as a component of interest expense is as follows:

	Average Loan Balance	Weighted Average Interest Rate
Strategic Advisers Alternatives Fund	$1,209,5483	5.33

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Consolidated Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Consolidated Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Consolidated Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Consolidated Statement of Assets and Liabilities as "Receivable for TBA sale commitments" and "TBA sale commitments, at value," respectively.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Consolidated Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, forward foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Commodity Risk	Commodity risk is the risk that the value of a commodity will fluctuate as a result of changes in market prices.
Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts and bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Consolidated Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Consolidated Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Consolidated Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Strategic Advisers Alternatives Fund
Commodity Risk
Futures Contracts	(7,246,072)	(1,712,597)
Total Commodity Risk	(7,246,072)	(1,712,597)
Credit Risk
Swaps	(573,113)	240,545
Total Credit Risk	(573,113)	240,545
Equity Risk
Futures Contracts	(1,736,955)	399,692
Purchased Options	(3,765,973)	754,939
Swaps	(1,006,741)	281,714
Total Equity Risk	(6,509,669)	1,436,345
Foreign Exchange Risk
Forward Foreign Currency Contracts	2,494,287	(1,228,878)
Total Foreign Exchange Risk	2,494,287	(1,228,878)
Interest Rate Risk
Futures Contracts	680,087	195,982
Swaps	(46,256)	(1,406,139)
Total Interest Rate Risk	633,831	(1,210,157)
Totals	(11,200,736)	(2,474,742)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Consolidated Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in total accumulated earnings (loss) in the Consolidated Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Consolidated Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Consolidated Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period unless an average contract value is presented.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market, commodities market, bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Consolidated Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Consolidated Statement of Operations.

Any open futures contracts at period end are presented in the Consolidated Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Consolidated Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Consolidated Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. Exchange-traded options were used to manage exposure to the market.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Consolidated Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Consolidated Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Consolidated Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Consolidated Statement of Operations.

Any open options at period end are presented in the Consolidated Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period unless an average notional amount is presented.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Consolidated Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Consolidated Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Consolidated Schedule of Investments.

Centrally cleared swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Consolidated Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Consolidated Statement of Assets and Liabilities. Centrally cleared swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared swaps in the Consolidated Statement of Assets and Liabilities. Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Consolidated Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Consolidated Statement of Operations.

Any open swaps at period end are included in the Consolidated Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period unless an average notional amount is presented.

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Consolidated Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Consolidated Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Total Return Swaps. Total return swaps are agreements between counterparties to exchange cash flows, one based on a market-linked return of an individual asset or a basket of assets (i.e., an index), and the other on a fixed or floating rate. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting payment obligation, a fund will receive a payment from or make a payment to the counterparty. A fund enters into total return swaps to manage its market exposure.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Strategic Advisers Alternatives Fund	715,599,029	929,121,535
6. Fees and Other Transactions with Affiliates.
Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month to the aggregate of the fee rates, payable monthly by the investment adviser, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 2.00% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .35% of the Fund's average net assets.

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Sub-Advisers. Fidelity Diversifying Solutions LLC and Pacific Investment Management Company LLC each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid as described in the Management Fee note.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Strategic Advisers Alternatives Fund	41,564

7. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Consolidated Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
8. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Strategic Advisers Alternatives Fund	$1,173
9. Expense Reductions.
The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2026. During the period, this waiver reduced the Fund's management fee by $ 2,837,022.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

Funds do not invest in underlying mutual funds for the purpose of exercising management or control; however, investments by funds within their principal investment strategies may represent a significant portion of the underlying mutual fund's net assets. At the end of the period, certain Funds were the owners of record of 10% or more of the total outstanding shares of the following underlying mutual funds as shown below.

Fund	Strategic Advisers Alternatives Fund
Fidelity SAI Convertible Arbitrage Fund	100%
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2023 to November 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value June 1, 2023	Ending Account Value November 30, 2023	Expenses Paid During Period- C June 1, 2023 to November 30, 2023

Strategic Advisers® Alternatives Fund	.11%
Actual		$ 1,000	$ 1,017.70	$ .55
Hypothetical-B		$ 1,000	$ 1,024.45	$ .56

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Strategic Advisers Alternatives Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Strategic Advisers LLC (Strategic Advisers), the sub-advisory agreements with Fidelity Diversifying Solutions LLC and Pacific Investment Management Company LLC (each a Sub-Adviser and collectively, the Sub-Advisers) (collectively, the Sub-Advisory Agreements), and the sub-sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Japan) Limited, and Fidelity Management & Research (Hong Kong) Limited (collectively, the Sub-Sub-Advisory Agreements and, together with the management contract and the Sub-Advisory Agreements, the Advisory Contracts) for the fund.  Strategic Advisers and the Sub-Advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets at least four times per year and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The full Board or the Independent Trustees, as appropriate, act on all major matters; however, a portion of the activities of the Board (including certain of those described herein) may be conducted through standing committees that have been established by the Board. The Board, acting directly and through its committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts.
At its September 2023 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination to renew the fund's Advisory Contracts, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expenses; (iii) the total costs of the services provided by and the profits, if any, realized by Strategic Advisers from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows and whether any economies of scale are appropriately shared with fund shareholders. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board throughout the year.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders. In addition, the Board concluded that the renewal of each Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees charged under the Advisory Contracts bear a reasonable relationship to the services rendered.
Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the Investment Advisers, including the backgrounds of the fund's investment personnel and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Strategic Advisers' investment operations and investment groups. The Board considered the structure of each Investment Adviser's investment personnel compensation program and whether such structures provide appropriate incentives to act in the best interests of the fund.

The Trustees also discussed with representatives of Strategic Advisers, at meetings throughout the year, Strategic Advisers' role in, among other things, (i) setting, implementing and monitoring the investment strategies for the funds; (ii) identifying and recommending sub-advisers for the funds; (iii) overseeing compliance with federal securities laws by each sub-adviser with respect to the portion of fund assets allocated to the sub-adviser; (iv) monitoring and overseeing the performance and investment capabilities of each sub-adviser; and (v) recommending the replacement of a sub-adviser as appropriate. The Trustees considered that the Board had received from Strategic Advisers substantial information and periodic reports about Strategic Advisers' sub-adviser oversight and due diligence processes, as well as periodic reports regarding the performance of each sub-adviser.

The Board also considered the nature, extent and quality of services provided by each Sub-Adviser. The Trustees noted that under the Sub-Advisory Agreements subject to oversight by Strategic Advisers, each Sub-Adviser is responsible for, among other things, identifying investments for the portion of fund assets allocated to the Sub-Adviser, if any, and executing portfolio transactions to implement its investment strategy. In addition, the Trustees noted that each Sub-Adviser is responsible for providing such reporting as may be requested from Strategic Advisers to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staffs, their use of technology, and the Investment Advisers' approach to managing and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and/or fundamental analysis. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources and global compliance infrastructure, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of administrative and shareholder services performed by Strategic Advisers and its affiliates under the management contract and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, including sub-advisers, custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.
Investment Performance. In connection with the renewal of the Advisory Contracts, the Board considered annualized return information for the fund over different time periods, measured against an appropriate securities market index (benchmark index) and a peer group of mutual funds with similar objectives (peer group).

The Board considered discussions that occur at Board meetings throughout the year with representatives of Strategic Advisers about fund investment performance and the performance of each Sub-Adviser as part of regularly scheduled fund reviews and other reports to the Board on fund performance, taking into account various factors including general market conditions. The Board also considered information about performance attribution. In its discussions with representatives of Strategic Advisers regarding fund performance, the Board gave particular attention to information indicating underperformance of certain funds over different time periods and discussed with Strategic Advisers the reasons for any such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with the fund's performance notwithstanding that it lags its benchmark index peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Fund Expenses. The Board considered the amount and nature of fees paid to the Investment Advisers. The Board also considered information comparing the management fees and total expenses of the fund to those of other registered investment companies with investment objectives similar to those of the fund, as discussed below. The Board also noted Strategic Advisers' proposal to extend the management fee waiver and considered the fund's contractual maximum aggregate annual management fee rate. In considering the fund's management fee and management fee waiver and comparisons to other registered investment companies with investment objectives similar to those of the fund, the Board noted that shares of the fund are offered only to clients that participate in the Fidelity Portfolio Advisory Service managed account program. In its review of the fund's total expenses, the Board considered the fund's management fee rate as well as other fund expenses, as applicable, such as expenses from holding Fidelity and non-Fidelity mutual funds and ETFs, pricing and bookkeeping fees, and custodial, legal, and audit fees.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Strategic Advisers funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); and (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group").
The information provided to the Board indicated that the fund's management fee rate ranked above the competitive median of the mapped group for the 12-month period ended December 31, 2022 and above the competitive median of the asset size peer group for the 12-month period ended December 31, 2022. The Board noted that the fund's effective management fee rate includes Strategic Advisers' management fee plus sub-advisory fees as a percentage of sub-advised assets only, which is higher because of the construct of the fee schedule for one of the fund's mandates, which is not charged on sub-portfolio assets. The effective management fee would be below median if the calculation was based on the assets on which all fees were charged.
Further, the information provided to the Board indicated that the total expense ratio of the fund ranked above the competitive median of the similar sales load structure group for the 12-month period ended December 31, 2022. The Board noted that the fund ranked above the competitive median primarily due to holdings in unaffiliated mutual funds that charge a 12b-1 fee and that when 12b-1 fees were excluded, the fund was below median.

Fees Charged to Other Clients. The Board also considered fee structures paid by the Investment Advisers' other clients, such as other funds advised or subadvised by the Investment Advisers, pension plan clients, and other institutional clients with similar investment mandates.
Based on its review, the Board concluded that the fund's management fee bears a reasonable relationship to the services rendered. Further, based on its review of the total expense ratios and fees charged to other clients of Strategic Advisers or its affiliates and each Sub-Adviser, the Board concluded that the total expenses of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered information regarding the revenues earned and the expenses incurred by Strategic Advisers and its affiliates in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.
On an annual basis, Strategic Advisers presents to the Board information about the profitability of its relationships with the fund. Strategic Advisers calculates profitability information for the fund using a series of detailed revenue and cost allocation methodologies. The Board reviews any significant changes from the prior year's methodologies. Strategic Advisers noted that, to the extent possible, it employs the same corporate reporting of revenues and expenses as those used by other Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.
The Board considered the costs of the services provided by and the profits realized, if any, by Strategic Advisers and its affiliates in connection with the operation of the fund and was satisfied that the profitability was not excessive.
The Board also considered information regarding the profitability of the Sub-Advisers' respective relationships with the fund and the potential fall-out benefits, if any, that may accrue to the Sub-Advisers as a result of their respective relationships with the fund. The Board noted the difficulty in evaluating a Sub-Adviser's costs and the profitability of a Sub-Advisory Agreement to a Sub-Adviser because of, among other things, differences in the type and content of information provided by each Sub-Adviser due to differences in business models, cost accounting methods, and profitability calculation methodologies among the Sub-Advisers. Accordingly, the Board considered profitability information provided by the Sub-Advisers in light of the nature of the relationships between Strategic Advisers and the Sub-Advisers with respect to the negotiation of sub-advisory fees.

Possible Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Strategic Advisers funds, whether the Strategic Advisers funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board considered that the fund's Sub-Advisory Agreements provide for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees under such contracts would accrue directly to the fund. The Board also took Strategic Advisers' management fee waiver into consideration.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements bear a reasonable relationship to the services rendered and that the fund's Advisory Contracts should be renewed because each agreement is in the best interests of the fund and its shareholders. In addition, the Board concluded that the renewal of each Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

1.9905801.101
SAA-SANN-0124
Strategic Advisers® Short Duration Fund

Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public

Semi-Annual Report
November 30, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

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All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary November 30, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)
(excluding cash equivalents)
PIMCO Short-Term Fund Institutional Class	10.7
JPMorgan Ultra-Short Income ETF	9.3
Baird Ultra Short Bond Fund Institutional Class	8.9
T. Rowe Price Ultra Short-Term Bond Fund	6.3
iShares Lehman 1-3 Year Treasury Bond ETF	5.8
U.S. Treasury Obligations	5.6
iShares Ultra Short-Term Bond ETF	5.4
Fidelity SAI Short-Term Bond Fund	3.5
Baird Short-Term Bond Fund - Institutional Class	3.3
U.S. Treasury Bills	2.3
Asset Allocation (% of Fund's net assets)

Asset Allocation of funds in the pie chart reflect the categorizations of the asset as defined by Morningstar as of the reporting date.

Schedule of Investments November 30, 2023 (Unaudited)

Showing Percentage of Net Assets
Nonconvertible Bonds - 20.8%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.2%
AT&T, Inc. 4.1% 2/15/28	340,000	326,118
KT Corp. 4% 8/8/25 (b)	1,525,000	1,489,349
NBN Co. Ltd. 1.45% 5/5/26 (b)	1,765,000	1,610,781
NTT Finance Corp.:
0.583% 3/1/24 (b)	2,184,000	2,155,464
4.239% 7/25/25 (b)	235,000	230,901
SBA Tower Trust 3.869% 10/8/49 (b)	790,000	773,962
Verizon Communications, Inc.:
1.45% 3/20/26	1,155,000	1,061,413
2.625% 8/15/26	1,615,000	1,516,555
		9,164,543
Entertainment - 0.0%
Take-Two Interactive Software, Inc.:
3.3% 3/28/24	37,000	36,705
3.55% 4/14/25	340,000	330,963
5% 3/28/26	950,000	943,682
		1,311,350
Interactive Media & Services - 0.0%
Meta Platforms, Inc. 4.6% 5/15/28	645,000	641,134
Media - 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.908% 7/23/25	4,035,000	3,968,788
6.15% 11/10/26	435,000	440,477
COX Communications, Inc.:
3.15% 8/15/24 (b)	2,021,000	1,980,303
3.5% 8/15/27 (b)	350,000	327,867
3.85% 2/1/25 (b)	240,000	234,494
Magallanes, Inc.:
3.755% 3/15/27	3,060,000	2,887,331
6.412% 3/15/26	450,000	450,408
		10,289,668
Wireless Telecommunication Services - 0.1%
Rogers Communications, Inc.:
2.95% 3/15/25	1,305,000	1,258,211
3.2% 3/15/27	1,365,000	1,272,382
T-Mobile U.S.A., Inc.:
2.625% 4/15/26	255,000	239,599
3.5% 4/15/25	1,150,000	1,118,482
		3,888,674
TOTAL COMMUNICATION SERVICES		25,295,369
CONSUMER DISCRETIONARY - 1.9%
Automobile Components - 0.0%
Aptiv PLC / Aptiv Corp. 2.396% 2/18/25	815,000	783,712
Automobiles - 1.3%
BMW U.S. Capital LLC:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.530% 5.8681% 4/1/24 (b)(c)(d)	5,925,000	5,928,143
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.840% 6.1781% 4/1/25 (b)(c)(d)	7,500,000	7,538,865
Daimler Finance North America LLC:
0.75% 3/1/24 (b)	2,000,000	1,976,235
4.8% 3/30/26 (b)	670,000	663,758
4.95% 3/30/25 (b)	5,000,000	4,975,220
General Motors Financial Co., Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.620% 5.9528% 10/15/24 (c)(d)	4,200,000	4,189,990
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.760% 6.1043% 3/8/24 (c)(d)	4,061,000	4,060,877
2.9% 2/26/25	2,035,000	1,959,990
5.4% 4/6/26	495,000	492,725
Hyundai Capital America:
0.8% 1/8/24 (b)	910,000	905,286
0.875% 6/14/24 (b)	1,035,000	1,006,572
1% 9/17/24 (b)	445,000	428,346
5.5% 3/30/26 (b)	435,000	432,345
5.6% 3/30/28 (b)	580,000	574,264
5.8% 6/26/25 (b)	3,000,000	2,999,126
6.25% 11/3/25 (b)	440,000	443,002
Hyundai Capital Services, Inc. 2.125% 4/24/25 (b)	380,000	361,666
Stellantis Finance U.S., Inc. 1.711% 1/29/27 (b)	675,000	599,738
Volkswagen Group of America Finance LLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.950% 6.2947% 6/7/24 (b)(c)(d)	8,000,000	8,008,053
3.95% 6/6/25 (b)	760,000	739,461
5.7% 9/12/26 (b)	565,000	564,843
5.8% 9/12/25 (b)	3,660,000	3,666,423
6% 11/16/26 (b)	650,000	655,172
		53,170,100
Broadline Retail - 0.0%
Nordstrom, Inc. 2.3% 4/8/24	150,000	147,750
Distributors - 0.0%
Genuine Parts Co. 1.75% 2/1/25	410,000	391,816
Diversified Consumer Services - 0.0%
ERAC U.S.A. Finance LLC 4.6% 5/1/28 (b)	1,205,000	1,172,765
Hotels, Restaurants & Leisure - 0.2%
Marriott International, Inc.:
3.6% 4/15/24	1,750,000	1,733,678
3.75% 3/15/25	180,000	175,665
4.9% 4/15/29	200,000	195,723
5.45% 9/15/26	325,000	326,760
5.75% 5/1/25	190,000	190,276
Starbucks Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.420% 5.7446% 2/14/24 (c)(d)	4,193,000	4,193,009
4.75% 2/15/26	765,000	760,065
		7,575,176
Household Durables - 0.0%
Mohawk Industries, Inc. 5.85% 9/18/28	520,000	526,864
Leisure Products - 0.1%
Brunswick Corp. 0.85% 8/18/24	1,190,000	1,144,898
Hasbro, Inc. 3% 11/19/24	1,915,000	1,860,687
Mattel, Inc.:
3.375% 4/1/26 (b)	750,000	703,726
5.875% 12/15/27 (b)	825,000	811,276
		4,520,587
Specialty Retail - 0.2%
Advance Auto Parts, Inc. 5.9% 3/9/26	800,000	788,943
AutoZone, Inc.:
3.625% 4/15/25	485,000	472,969
6.25% 11/1/28	630,000	655,363
Lowe's Companies, Inc.:
3.35% 4/1/27	345,000	327,199
4.4% 9/8/25	1,200,000	1,182,429
4.8% 4/1/26	635,000	629,939
O'Reilly Automotive, Inc. 5.75% 11/20/26	655,000	662,445
Ross Stores, Inc.:
0.875% 4/15/26	690,000	620,908
4.6% 4/15/25	2,175,000	2,148,137
		7,488,332
Textiles, Apparel & Luxury Goods - 0.1%
Tapestry, Inc.:
7% 11/27/26	165,000	166,779
7.05% 11/27/25	135,000	136,673
VF Corp.:
2.4% 4/23/25	1,201,000	1,135,372
2.8% 4/23/27	775,000	694,960
		2,133,784
TOTAL CONSUMER DISCRETIONARY		77,910,886
CONSUMER STAPLES - 0.9%
Beverages - 0.1%
Coca-Cola European Partners PLC:
0.8% 5/3/24 (b)	2,010,000	1,966,108
1.5% 1/15/27 (b)	200,000	177,515
PepsiCo, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.400% 5.7256% 11/12/24 (c)(d)	2,469,000	2,470,712
		4,614,335
Consumer Staples Distribution & Retail - 0.2%
7-Eleven, Inc. 0.8% 2/10/24 (b)	1,448,000	1,433,773
Dollar General Corp.:
4.25% 9/20/24	3,665,000	3,614,438
5.2% 7/5/28	584,000	578,926
Mars, Inc. 4.55% 4/20/28 (b)	1,260,000	1,240,965
Mondelez International Holdings Netherlands BV 4.25% 9/15/25 (b)	745,000	729,766
		7,597,868
Food Products - 0.1%
JDE Peet's BV 0.8% 9/24/24 (b)	515,000	493,092
Mondelez International, Inc. 2.625% 3/17/27	815,000	756,599
Viterra Finance BV 4.9% 4/21/27 (b)	980,000	952,344
		2,202,035
Personal Care Products - 0.0%
Kenvue, Inc. 5.35% 3/22/26	410,000	412,990
Tobacco - 0.5%
BAT Capital Corp. 3.222% 8/15/24	5,000,000	4,905,557
BAT International Finance PLC:
1.668% 3/25/26	885,000	811,288
4.448% 3/16/28	1,985,000	1,904,110
Imperial Tobacco Finance PLC:
3.125% 7/26/24 (b)	2,265,000	2,222,181
4.25% 7/21/25 (b)	855,000	834,277
Philip Morris International, Inc.:
2.875% 5/1/24	5,000,000	4,942,003
4.875% 2/13/26	800,000	794,452
5% 11/17/25	500,000	497,560
5.125% 11/15/24	5,000,000	4,979,611
		21,891,039
TOTAL CONSUMER STAPLES		36,718,267
ENERGY - 0.6%
Energy Equipment & Services - 0.0%
Baker Hughes Co. 1.231% 12/15/23	830,000	828,800
Schlumberger Finance Canada Ltd. 1.4% 9/17/25	290,000	271,591
		1,100,391
Oil, Gas & Consumable Fuels - 0.6%
Aker BP ASA 2% 7/15/26 (b)	337,000	307,161
Canadian Natural Resources Ltd.:
2.05% 7/15/25	1,430,000	1,348,855
3.8% 4/15/24	735,000	729,104
Cheniere Corpus Christi Holdings LLC 5.875% 3/31/25	1,470,000	1,470,244
Columbia Pipelines Holding Co. LLC 6.055% 8/15/26 (b)	150,000	151,818
DCP Midstream Operating LP 5.375% 7/15/25	1,705,000	1,702,172
Enbridge, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.630% 5.9524% 2/16/24 (c)(d)	4,149,000	4,150,479
2.5% 1/15/25	1,115,000	1,075,938
2.5% 2/14/25	615,000	592,201
5.9% 11/15/26	400,000	406,852
6% 11/15/28	325,000	334,058
Energy Transfer LP:
2.9% 5/15/25	255,000	245,195
4.25% 4/1/24	70,000	69,598
4.9% 2/1/24	620,000	618,487
5.875% 1/15/24	2,375,000	2,374,768
6.05% 12/1/26	1,485,000	1,503,519
Gray Oak Pipeline LLC 2.6% 10/15/25 (b)	385,000	360,494
ONEOK, Inc. 5.55% 11/1/26	695,000	700,101
Ovintiv, Inc. 5.65% 5/15/25	760,000	759,677
Pioneer Natural Resources Co. 5.1% 3/29/26	585,000	583,368
Sabine Pass Liquefaction LLC:
5.625% 3/1/25	1,150,000	1,148,948
5.75% 5/15/24	239,000	238,732
The Williams Companies, Inc.:
4.3% 3/4/24	305,000	303,710
5.4% 3/2/26	1,640,000	1,638,955
TransCanada PipeLines Ltd. 6.203% 3/9/26	1,495,000	1,495,102
		24,309,536
TOTAL ENERGY		25,409,927
FINANCIALS - 12.2%
Banks - 7.2%
ABN AMRO Bank NV 6.339% 9/18/27 (b)(c)	600,000	602,996
Banco del Estado de Chile 2.704% 1/9/25 (b)	665,000	639,730
Banco Santander Mexico SA 5.375% 4/17/25 (Reg. S)	1,300,000	1,285,278
Banco Santander SA:
U.S. TREASURY 1 YEAR INDEX + 0.450% 5.77% 6/30/24 (c)(d)	200,000	199,706
3.496% 3/24/25	1,400,000	1,357,808
Bank of America Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.410% 5.7529% 6/14/24 (c)(d)	1,210,000	1,208,524
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.690% 6.022% 4/22/25 (c)(d)	10,000,000	9,972,808
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.290% 5.08% 1/20/27 (c)(d)	645,000	637,875
0.976% 4/22/25 (c)	1,050,000	1,026,963
0.981% 9/25/25 (c)	4,300,000	4,120,824
1.319% 6/19/26 (c)	4,500,000	4,189,690
1.734% 7/22/27 (c)	765,000	690,554
1.843% 2/4/25 (c)	850,000	843,194
2.015% 2/13/26 (c)	4,400,000	4,190,617
3.384% 4/2/26 (c)	5,445,000	5,259,769
3.841% 4/25/25 (c)	815,000	807,696
Bank of Montreal:
3.7% 6/7/25	1,490,000	1,449,649
5.3% 6/5/26	745,000	744,308
5.92% 9/25/25	7,350,000	7,404,081
Bank of Nova Scotia:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.440% 5.7778% 4/15/24 (c)(d)	10,000,000	9,997,223
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.380% 5.7111% 7/31/24 (c)(d)	5,000,000	4,990,060
1.45% 1/10/25	1,720,000	1,644,403
Banque Federative du Credit Mutuel SA:
0.65% 2/27/24 (b)	860,000	849,528
0.998% 2/4/25 (b)	1,145,000	1,082,385
4.935% 1/26/26 (b)	650,000	639,947
Barclays PLC:
1.007% 12/10/24 (c)	1,100,000	1,092,516
2.852% 5/7/26 (c)	5,300,000	5,050,324
7.325% 11/2/26 (c)	645,000	659,452
BPCE SA 1.652% 10/6/26 (b)(c)	4,500,000	4,130,146
CaixaBank SA:
6.208% 1/18/29 (b)(c)	970,000	964,441
6.684% 9/13/27 (b)(c)	1,030,000	1,039,396
Canadian Imperial Bank of Commerce:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.940% 6.2752% 4/7/25 (c)(d)	5,000,000	5,008,236
3.945% 8/4/25	1,935,000	1,885,723
Citibank NA 5.864% 9/29/25	5,000,000	5,044,394
Citigroup, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.690% 6.0251% 1/25/26 (c)(d)	10,000,000	9,920,038
0.981% 5/1/25 (c)	6,880,000	6,724,493
4.14% 5/24/25 (c)	1,070,000	1,060,193
4.4% 6/10/25	355,000	348,000
Danske Bank A/S:
3.773% 3/28/25 (b)(c)	2,540,000	2,518,607
5.375% 1/12/24 (b)	775,000	773,993
6.259% 9/22/26 (b)(c)	450,000	453,044
6.466% 1/9/26 (b)(c)	3,260,000	3,268,013
Discover Bank 2.45% 9/12/24	975,000	945,568
DNB Bank ASA U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.830% 6.169% 3/28/25 (b)(c)(d)	10,000,000	10,004,039
Federation des caisses Desjardin U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.430% 5.7504% 5/21/24 (b)(c)(d)	5,316,000	5,310,905
Fifth Third Bancorp 6.339% 7/27/29 (c)	350,000	353,313
Fifth Third Bank, Cincinnati 5.852% 10/27/25 (c)	1,780,000	1,758,883
HDFC Bank Ltd. 5.686% 3/2/26 (Reg. S)	1,600,000	1,605,552
HSBC Holdings PLC:
1.645% 4/18/26 (c)	850,000	799,770
2.099% 6/4/26 (c)	5,500,000	5,183,366
2.999% 3/10/26 (c)	5,100,000	4,903,785
3.803% 3/11/25 (c)	425,000	422,186
Huntington National Bank:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.190% 6.5124% 5/16/25 (c)(d)	8,000,000	7,843,689
5.699% 11/18/25 (c)	445,000	434,670
ING Groep NV 6.083% 9/11/27 (c)	595,000	599,097
JPMorgan Chase & Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.530% 5.881% 6/1/25 (c)(d)	10,000,000	9,956,156
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.880% 6.216% 4/22/27 (c)(d)	747,000	744,256
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.320% 6.6511% 4/26/26 (c)(d)	5,000,000	5,017,427
0.824% 6/1/25 (c)	965,000	938,873
0.969% 6/23/25 (c)	3,000,000	2,912,929
2.083% 4/22/26 (c)	1,870,000	1,776,280
4.08% 4/26/26 (c)	1,710,000	1,672,635
KeyBank NA U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.320% 5.6627% 6/14/24 (c)(d)	10,000,000	9,852,296
Lloyds Banking Group PLC 4.5% 11/4/24	480,000	471,469
Mitsubishi UFJ Financial Group, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.380% 6.7283% 9/12/25 (c)(d)	5,000,000	5,016,111
0.953% 7/19/25 (c)	1,340,000	1,297,644
4.788% 7/18/25 (c)	10,000,000	9,925,888
5.063% 9/12/25 (c)	3,150,000	3,128,631
Mizuho Financial Group, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.960% 6.2805% 5/22/26 (c)(d)	5,000,000	4,994,550
2.555% 9/13/25 (c)	3,000,000	2,921,201
Morgan Stanley Bank, West Valley City Utah 4.754% 4/21/26	775,000	765,380
NatWest Markets PLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.530% 5.8551% 8/12/24 (b)(c)(d)	5,905,000	5,891,933
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.450% 6.7903% 3/22/25 (b)(c)(d)	4,248,000	4,279,479
0.8% 8/12/24 (b)	370,000	357,567
3.479% 3/22/25 (b)	355,000	345,095
PNC Financial Services Group, Inc.:
4.758% 1/26/27 (c)	920,000	900,431
5.671% 10/28/25 (c)	1,265,000	1,256,862
5.812% 6/12/26 (c)	345,000	344,830
QNB Finance Ltd.:
2.625% 5/12/25 (Reg. S)	500,000	475,781
3.5% 3/28/24 (Reg. S)	1,000,000	990,150
Rabobank Nederland New York Branch 3.875% 8/22/24	5,000,000	4,941,926
Santander Holdings U.S.A., Inc. 2.49% 1/6/28 (c)	760,000	680,861
Societe Generale:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.050% 6.381% 1/21/26 (b)(c)(d)	10,000,000	9,941,976
2.625% 10/16/24 (b)	365,000	354,289
Standard Chartered PLC:
0.991% 1/12/25 (b)(c)	375,000	372,645
1.214% 3/23/25 (b)(c)	200,000	196,648
1.822% 11/23/25 (b)(c)	475,000	453,817
Svenska Handelsbanken AB 0.55% 6/11/24 (b)	720,000	701,382
The Toronto-Dominion Bank:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.910% 6.2543% 3/8/24 (c)(d)	5,948,000	5,955,153
5.532% 7/17/26	1,625,000	1,633,192
Truist Bank U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.200% 5.5325% 1/17/24 (c)(d)	10,000,000	9,996,900
Truist Financial Corp. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.400% 5.7441% 6/9/25 (c)(d)	10,710,000	10,517,454
U.S. Bancorp:
4.548% 7/22/28 (c)	1,770,000	1,701,798
5.727% 10/21/26 (c)	415,000	413,424
Wells Fargo & Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.320% 6.6511% 4/25/26 (c)(d)	6,000,000	6,029,676
2.188% 4/30/26 (c)	840,000	798,491
3.526% 3/24/28 (c)	735,000	689,113
3.908% 4/25/26 (c)	1,210,000	1,177,756
4.54% 8/15/26 (c)	1,055,000	1,033,987
Wells Fargo Bank NA 5.55% 8/1/25	3,000,000	3,009,037
		292,774,827
Capital Markets - 1.7%
Bank of New York Mellon Corp. 4.947% 4/26/27 (c)	920,000	909,691
Bank of New York, New York 5.148% 5/22/26 (c)	660,000	655,371
Charles Schwab Corp.:
2.45% 3/3/27	2,259,000	2,053,949
3.2% 3/2/27	375,000	350,125
Credit Suisse AG:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.260% 6.5804% 2/21/25 (c)(d)	5,000,000	4,995,087
0.495% 2/2/24	810,000	802,580
Deutsche Bank AG New York Branch 3.961% 11/26/25 (c)	3,000,000	2,920,537
Goldman Sachs Group, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.480% 5.817% 10/21/24 (c)(d)	555,000	553,429
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.500% 5.841% 9/10/24 (c)(d)	725,000	722,934
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.700% 6.031% 1/24/25 (c)(d)	10,000,000	9,985,601
1.757% 1/24/25 (c)	1,115,000	1,107,569
3.5% 4/1/25	1,005,000	975,906
4.482% 8/23/28 (c)	840,000	810,164
5.7% 11/1/24	5,000,000	4,996,847
5.798% 8/10/26 (c)	700,000	700,607
LPL Holdings, Inc. 6.75% 11/17/28	325,000	332,465
Morgan Stanley:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.450% 5.7869% 1/25/24 (c)(d)	3,994,000	3,993,915
1.164% 10/21/25 (c)	1,035,000	987,976
2.188% 4/28/26 (c)	4,600,000	4,373,698
2.63% 2/18/26 (c)	1,070,000	1,027,542
2.72% 7/22/25 (c)	4,200,000	4,112,317
3.62% 4/17/25 (c)	1,280,000	1,268,119
4.679% 7/17/26 (c)	4,700,000	4,619,291
5.05% 1/28/27 (c)	365,000	361,588
NASDAQ, Inc. 5.65% 6/28/25	651,000	652,598
Northern Trust Corp. 3.95% 10/30/25	545,000	532,350
S&P Global, Inc. 2.45% 3/1/27	2,215,000	2,052,698
State Street Corp.:
4.857% 1/26/26 (c)	405,000	400,329
5.104% 5/18/26 (c)	635,000	630,168
5.272% 8/3/26	1,155,000	1,154,425
UBS Group AG:
1.494% 8/10/27 (b)(c)	375,000	333,133
2.193% 6/5/26 (b)(c)	4,300,000	4,043,719
4.488% 5/12/26 (b)(c)	4,470,000	4,366,309
6.327% 12/22/27 (b)(c)	2,080,000	2,103,101
		69,886,138
Consumer Finance - 1.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24	551,000	528,690
3.15% 2/15/24	155,000	153,981
4.875% 1/16/24	850,000	848,677
6.1% 1/15/27	675,000	678,439
6.45% 4/15/27 (b)	1,401,000	1,419,648
Ally Financial, Inc. 3.875% 5/21/24	1,410,000	1,394,876
American Express Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.720% 6.0493% 5/3/24 (c)(d)	5,517,000	5,522,853
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.930% 6.2757% 3/4/25 (c)(d)	8,000,000	8,009,980
6.338% 10/30/26 (c)	2,654,000	2,690,180
Capital One Financial Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.350% 6.6754% 5/9/25 (c)(d)	8,000,000	7,979,983
1.343% 12/6/24 (c)	5,000,000	4,998,643
2.636% 3/3/26 (c)	1,150,000	1,087,562
3.9% 1/29/24	505,000	503,343
4.25% 4/30/25	200,000	194,746
4.985% 7/24/26 (c)	885,000	863,897
6.312% 6/8/29 (c)	415,000	412,566
7.149% 10/29/27 (c)	410,000	417,061
Ford Motor Credit Co. LLC:
5.125% 6/16/25	1,030,000	1,006,865
6.798% 11/7/28	535,000	546,259
LeasePlan Corp. NV 2.875% 10/24/24 (b)	1,680,000	1,633,151
Synchrony Financial 4.25% 8/15/24	1,960,000	1,927,049
Toyota Motor Credit Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.650% 5.9886% 12/29/23 (c)(d)	6,000,000	6,001,620
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.620% 5.9603% 3/22/24 (c)(d)	5,000,000	5,003,735
3.05% 3/22/27	640,000	602,711
		54,426,515
Financial Services - 0.9%
Athene Global Funding:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.700% 6.0183% 5/24/24 (b)(c)(d)	8,000,000	7,983,448
0.95% 1/8/24 (b)	3,469,000	3,451,038
1.716% 1/7/25 (b)	1,905,000	1,809,999
2.514% 3/8/24 (b)	2,290,000	2,267,137
Brixmor Operating Partnership LP 3.65% 6/15/24	965,000	949,453
Corebridge Financial, Inc. 3.5% 4/4/25	5,900,000	5,717,377
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. 4.241% 7/15/48 (b)	290,000	268,450
Fidelity National Information Services, Inc.:
0.6% 3/1/24	555,000	547,763
4.5% 7/15/25	600,000	590,138
Fiserv, Inc. 2.75% 7/1/24	395,000	388,014
GA Global Funding Trust 1.25% 12/8/23 (b)	5,000,000	4,996,885
Korea Housing Finance Corp. 4.625% 2/24/28 (b)	1,600,000	1,568,503
LSEGA Financing PLC 0.65% 4/6/24 (b)	1,810,000	1,775,483
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (b)	470,000	468,712
PayPal Holdings, Inc. 2.65% 10/1/26	1,295,000	1,214,278
Penske Truck Leasing Co. LP:
2.7% 11/1/24 (b)	420,000	407,466
3.45% 7/1/24 (b)	390,000	384,122
3.95% 3/10/25 (b)	660,000	643,853
5.75% 5/24/26 (b)	810,000	807,088
The Western Union Co. 2.85% 1/10/25	1,905,000	1,839,652
		38,078,859
Insurance - 1.1%
Brighthouse Financial Global Funding:
1% 4/12/24 (b)	1,105,000	1,085,442
1.55% 5/24/26 (b)	250,000	224,693
CNO Global Funding:
1.65% 1/6/25 (b)	1,300,000	1,233,065
1.75% 10/7/26 (b)	1,360,000	1,212,681
Equitable Financial Life Global Funding:
1% 1/9/26 (b)	355,000	321,134
1.1% 11/12/24 (b)	4,378,000	4,187,159
1.4% 7/7/25 (b)	116,000	107,981
1.7% 11/12/26 (b)	460,000	407,745
First American Financial Corp. 4.6% 11/15/24	355,000	349,523
Health Care Service Corp. 1.5% 6/1/25 (b)	1,800,000	1,693,458
Jackson National Life Global Funding 1.75% 1/12/25 (b)	1,145,000	1,086,862
Marsh & McLennan Companies, Inc. 3.75% 3/14/26	170,000	165,192
Northwestern Mutual Global Funding:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.330% 5.6697% 3/25/24 (b)(c)(d)	4,063,000	4,063,418
4.35% 9/15/27 (b)	845,000	817,260
Pacific Life Global Funding II U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.380% 5.714% 4/12/24 (b)(c)(d)	10,000,000	9,995,830
Principal Life Global Funding II:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.450% 5.7834% 4/12/24 (b)(c)(d)	1,763,000	1,763,659
0.75% 4/12/24 (b)	930,000	912,809
Protective Life Global Funding:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.980% 6.319% 3/28/25 (b)(c)(d)	7,500,000	7,523,347
3.218% 3/28/25 (b)	715,000	692,156
Willis Group North America, Inc. 3.6% 5/15/24	5,000,000	4,943,111
		42,786,525
TOTAL FINANCIALS		497,952,864
HEALTH CARE - 1.4%
Biotechnology - 0.3%
AbbVie, Inc.:
2.6% 11/21/24	3,500,000	3,402,201
2.95% 11/21/26	2,215,000	2,096,658
3.2% 5/14/26	175,000	167,905
Amgen, Inc.:
3.625% 5/22/24	3,000,000	2,969,988
5.25% 3/2/25	3,350,000	3,337,346
Csl Uk Holdings Ltd. 3.85% 4/27/27 (b)	395,000	378,785
		12,352,883
Health Care Equipment & Supplies - 0.1%
Becton, Dickinson & Co.:
3.734% 12/15/24	1,055,000	1,034,066
4.693% 2/13/28	1,325,000	1,306,161
		2,340,227
Health Care Providers & Services - 0.7%
Cardinal Health, Inc.:
3.079% 6/15/24	695,000	684,628
3.5% 11/15/24	1,180,000	1,155,292
Cigna Group 0.613% 3/15/24	5,967,000	5,880,205
CVS Health Corp.:
1.3% 8/21/27	1,610,000	1,399,281
2.875% 6/1/26	475,000	449,017
3% 8/15/26	415,000	391,502
3.375% 8/12/24	5,000,000	4,916,593
5% 2/20/26	920,000	915,655
Elevance Health, Inc.:
2.375% 1/15/25	410,000	395,745
5.35% 10/15/25	305,000	304,754
HCA Holdings, Inc.:
3.125% 3/15/27	1,140,000	1,056,688
5.375% 2/1/25	575,000	571,649
5.875% 2/15/26	665,000	666,224
Humana, Inc.:
1.35% 2/3/27	120,000	106,590
3.85% 10/1/24	4,000,000	3,936,702
4.5% 4/1/25	1,205,000	1,188,145
5.75% 3/1/28	300,000	306,054
PeaceHealth Obligated Group 1.375% 11/15/25	190,000	174,215
UnitedHealth Group, Inc.:
4.25% 1/15/29	2,235,000	2,179,711
5.15% 10/15/25	880,000	884,169
5.25% 2/15/28	640,000	652,500
		28,215,319
Health Care Technology - 0.0%
IQVIA, Inc. 6.25% 2/1/29 (b)	440,000	446,606
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc. 4.953% 8/10/26	1,515,000	1,518,858
Pharmaceuticals - 0.3%
Bayer U.S. Finance II LLC 3.875% 12/15/23 (b)	4,750,000	4,746,407
Perrigo Finance PLC 3.9% 12/15/24	661,000	648,473
Pfizer Investment Enterprises:
4.45% 5/19/26	1,605,000	1,586,999
4.45% 5/19/28	965,000	947,279
Utah Acquisition Sub, Inc. 3.95% 6/15/26	1,540,000	1,467,977
Viatris, Inc.:
1.65% 6/22/25	1,430,000	1,339,961
2.3% 6/22/27	736,000	650,375
Zoetis, Inc. 5.4% 11/14/25	920,000	918,881
		12,306,352
TOTAL HEALTH CARE		57,180,245
INDUSTRIALS - 1.0%
Aerospace & Defense - 0.1%
DAE Funding LLC 1.55% 8/1/24 (b)	465,000	448,725
The Boeing Co. 1.95% 2/1/24	3,500,000	3,477,649
		3,926,374
Building Products - 0.1%
Carrier Global Corp.:
2.242% 2/15/25	259,000	248,797
5.8% 11/30/25 (b)	2,277,000	2,290,185
Owens Corning 3.4% 8/15/26	115,000	108,926
		2,647,908
Commercial Services & Supplies - 0.1%
HPHT Finance (21) (II) Ltd. 1.5% 9/17/26 (Reg. S)	650,000	584,314
HPHT Finance 19 Ltd. 2.875% 11/5/24 (Reg. S)	1,625,000	1,582,198
Republic Services, Inc. 4.875% 4/1/29	280,000	278,871
		2,445,383
Electrical Equipment - 0.0%
Regal Rexnord Corp. 6.05% 2/15/26 (b)	605,000	603,944
Ground Transportation - 0.2%
Canadian Pacific Railway Co.:
1.35% 12/2/24	7,739,000	7,414,637
1.75% 12/2/26	580,000	525,913
		7,940,550
Machinery - 0.4%
Caterpillar Financial Services Corp. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.450% 5.7751% 11/14/24 (c)(d)	5,000,000	5,015,901
Daimler Trucks Finance North America LLC:
1.625% 12/13/24 (b)	9,065,000	8,702,190
5.15% 1/16/26 (b)	275,000	273,238
5.2% 1/17/25 (b)	355,000	353,269
Otis Worldwide Corp. 2.056% 4/5/25	1,000,000	956,156
Parker Hannifin Corp. 3.65% 6/15/24	1,690,000	1,669,648
		16,970,402
Passenger Airlines - 0.0%
American Airlines 2017-2 Class B Pass Through Trust equipment trust certificate 3.7% 4/15/27	346,254	322,703
SMBC Aviation Capital Finance 3.55% 4/15/24 (b)	815,000	807,600
		1,130,303
Trading Companies & Distributors - 0.1%
GATX Corp.:
3.25% 3/30/25	1,793,000	1,730,777
3.85% 3/30/27	115,000	108,420
4.35% 2/15/24	965,000	961,280
		2,800,477
Transportation Infrastructure - 0.0%
Avolon Holdings Funding Ltd.:
2.125% 2/21/26 (b)	1,035,000	942,147
2.875% 2/15/25 (b)	980,000	936,038
3.95% 7/1/24 (b)	265,000	260,485
6.375% 5/4/28 (b)	300,000	299,175
		2,437,845
TOTAL INDUSTRIALS		40,903,186
INFORMATION TECHNOLOGY - 0.4%
Electronic Equipment, Instruments & Components - 0.0%
Amphenol Corp.:
2.05% 3/1/25	910,000	873,040
4.75% 3/30/26	340,000	336,884
		1,209,924
IT Services - 0.0%
CDW LLC/CDW Finance Corp. 5.5% 12/1/24	320,000	316,573
Semiconductors & Semiconductor Equipment - 0.3%
Analog Devices, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.250% 5.5881% 10/1/24 (c)(d)	2,353,000	2,351,850
Intel Corp. 4.875% 2/10/26	630,000	629,560
Microchip Technology, Inc.:
0.972% 2/15/24	1,165,000	1,153,359
0.983% 9/1/24	1,220,000	1,177,079
Micron Technology, Inc.:
4.185% 2/15/27	165,000	158,729
4.975% 2/6/26	160,000	158,424
5.375% 4/15/28	935,000	929,837
NXP BV/NXP Funding LLC 4.875% 3/1/24	895,000	891,241
NXP BV/NXP Funding LLC/NXP U.S.A., Inc.:
2.7% 5/1/25	1,095,000	1,048,014
3.15% 5/1/27	70,000	64,807
3.875% 6/18/26	565,000	543,643
4.4% 6/1/27	155,000	149,694
Qorvo, Inc. 1.75% 12/15/24	510,000	487,794
		9,744,031
Software - 0.1%
Fortinet, Inc. 1% 3/15/26	675,000	610,922
Intuit, Inc. 5.25% 9/15/26	1,620,000	1,631,368
Oracle Corp. 5.8% 11/10/25	510,000	513,988
Roper Technologies, Inc.:
1% 9/15/25	235,000	217,303
2.35% 9/15/24	365,000	355,200
Workday, Inc. 3.5% 4/1/27	525,000	498,538
		3,827,319
TOTAL INFORMATION TECHNOLOGY		15,097,847
MATERIALS - 0.3%
Chemicals - 0.1%
Celanese U.S. Holdings LLC:
6.05% 3/15/25	659,000	660,043
6.35% 11/15/28	445,000	454,609
Ecolab, Inc.:
1.65% 2/1/27	400,000	362,407
5.25% 1/15/28	1,055,000	1,069,421
LYB International Finance III LLC 1.25% 10/1/25	692,000	639,544
Nutrien Ltd. 4.9% 3/27/28	400,000	395,063
Sherwin-Williams Co. 4.25% 8/8/25	420,000	411,643
Westlake Corp. 0.875% 8/15/24	720,000	694,840
		4,687,570
Containers & Packaging - 0.1%
Bemis Co., Inc. 4% 5/17/25	805,000	785,116
Metals & Mining - 0.1%
ArcelorMittal SA 3.6% 7/16/24	390,000	382,925
BHP Billiton Financial (U.S.A.) Ltd. 5.25% 9/8/26	1,560,000	1,569,442
Nucor Corp.:
2% 6/1/25	350,000	332,374
3.95% 5/23/25	525,000	514,194
POSCO 5.625% 1/17/26 (b)	1,375,000	1,376,252
Steel Dynamics, Inc. 2.8% 12/15/24	395,000	382,830
		4,558,017
Paper & Forest Products - 0.0%
Celulosa Arauco y Constitucion SA 4.5% 8/1/24	635,000	625,780
TOTAL MATERIALS		10,656,483
REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.4%
American Tower Corp.:
1.6% 4/15/26	1,593,000	1,453,298
2.4% 3/15/25	665,000	637,655
3.55% 7/15/27	645,000	606,905
5% 2/15/24	375,000	374,173
Crown Castle International Corp.:
1.05% 7/15/26	1,005,000	893,401
2.9% 3/15/27	1,115,000	1,024,253
4.45% 2/15/26	905,000	882,624
5% 1/11/28	305,000	297,721
Kilroy Realty LP 4.375% 10/1/25	755,000	722,494
Public Storage:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.470% 5.801% 4/23/24 (c)(d)	495,000	494,816
5.125% 1/15/29	345,000	347,537
Realty Income Corp. 5.05% 1/13/26	230,000	228,708
Simon Property Group LP:
2% 9/13/24	380,000	369,100
3.375% 10/1/24	3,985,000	3,904,386
WP Carey, Inc.:
4% 2/1/25	1,440,000	1,408,941
4.6% 4/1/24	770,000	764,581
		14,410,593
Real Estate Management & Development - 0.1%
Essex Portfolio LP 3.875% 5/1/24	4,420,000	4,375,653
TOTAL REAL ESTATE		18,786,246
UTILITIES - 1.0%
Electric Utilities - 0.8%
ENEL Finance International NV:
1.375% 7/12/26 (b)	1,105,000	990,231
2.65% 9/10/24 (b)	1,775,000	1,728,912
6.8% 10/14/25 (b)	200,000	203,610
Israel Electric Corp. Ltd. 5% 11/12/24 (Reg. S) (b)	1,365,000	1,337,416
Korea Electric Power Corp. 5.375% 4/6/26 (b)	1,750,000	1,750,755
Korea Hydro & Nuclear Power Co. Ltd.:
1.25% 4/27/26 (b)	1,421,000	1,290,227
4.25% 7/27/27 (b)	630,000	611,277
Mississippi Power Co. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.300% 5.639% 6/28/24 (c)(d)	5,297,000	5,289,580
NextEra Energy Capital Holdings, Inc.:
1.875% 1/15/27	1,255,000	1,131,251
4.45% 6/20/25	1,050,000	1,032,689
5.749% 9/1/25	315,000	315,193
6.051% 3/1/25	420,000	421,513
NRG Energy, Inc. 3.75% 6/15/24 (b)	535,000	527,268
Pacific Gas & Electric Co. 3.5% 6/15/25	955,000	914,773
Southern Co.:
0.6% 2/26/24	1,515,000	1,496,225
4.475% 8/1/24	3,280,000	3,244,343
Tampa Electric Co. 3.875% 7/12/24	2,079,000	2,054,885
Vistra Operations Co. LLC:
3.55% 7/15/24 (b)	4,595,000	4,499,347
5.125% 5/13/25 (b)	1,210,000	1,190,867
		30,030,362
Gas Utilities - 0.1%
APT Pipelines Ltd. 4.2% 3/23/25 (b)	2,200,000	2,153,148
Southern California Gas Co. 2.95% 4/15/27	815,000	758,184
		2,911,332
Independent Power and Renewable Electricity Producers - 0.0%
Constellation Energy Generation, LLC 5.6% 3/1/28	520,000	523,660
The AES Corp. 3.3% 7/15/25 (b)	820,000	782,827
		1,306,487
Multi-Utilities - 0.1%
CenterPoint Energy, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.650% 5.9751% 5/13/24 (c)(d)	2,893,000	2,891,846
DTE Energy Co. 2.529% 10/1/24	1,156,000	1,124,617
NiSource, Inc. 5.25% 3/30/28	210,000	209,715
Sempra:
3.3% 4/1/25	760,000	735,538
5.4% 8/1/26	330,000	330,330
		5,292,046
TOTAL UTILITIES		39,540,227
TOTAL NONCONVERTIBLE BONDS (Cost $853,652,322)		845,451,547

U.S. Government and Government Agency Obligations - 8.0%
	Principal Amount (a)	Value ($)
U.S. Government Agency Obligations - 0.1%
Federal Home Loan Bank 5% 2/28/25	2,285,000	2,283,181
U.S. Treasury Obligations - 7.9%
U.S. Treasury Bills, yield at date of purchase 4.6% to 5.42% 1/25/24 to 6/13/24	95,528,800	94,018,400
U.S. Treasury Notes:
3% 6/30/24	72,000,000	71,032,500
3.5% 9/15/25	1,410,000	1,378,881
4% 12/15/25	5,360,000	5,288,603
4.5% 11/15/25	40,000,000	39,834,375
4.625% 11/15/26	2,890,000	2,902,418
5% 8/31/25	14,360,000	14,403,753
5% 9/30/25 (e)	43,945,000	44,106,361
5% 10/31/25	47,595,000	47,816,069
TOTAL U.S. TREASURY OBLIGATIONS		320,781,360
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $323,204,154)		323,064,541

U.S. Government Agency - Mortgage Securities - 0.8%
	Principal Amount (a)	Value ($)
Fannie Mae - 0.5%
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.360% 4.85% 10/1/33 (c)(d)	17,351	17,320
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.560% 5.241% 7/1/35 (c)(d)	1,947	1,973
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.590% 4.499% 12/1/35 (c)(d)	4,311	4,360
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.650% 5.905% 8/1/37 (c)(d)	668	679
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.690% 5.44% 5/1/38 (c)(d)	4,538	4,616
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.780% 4.538% 5/1/38 (c)(d)	2,283	2,316
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.830% 5.081% 4/1/38 (c)(d)	9,048	9,217
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.850% 6.103% 8/1/38 (c)(d)	5,379	5,480
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.880% 5.2% 5/1/38 (c)(d)	7,441	7,596
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.040% 4.29% 12/1/36 (c)(d)	1,015	1,031
2% 10/1/50 to 2/1/52	453,275	354,427
2.5% 1/1/52	833,450	678,519
3% 9/1/28 to 11/1/51	3,059,871	2,674,774
3.5% 11/1/26 to 7/1/50	654,826	590,423
4% 1/1/47 to 9/1/52	2,707,983	2,468,280
4.5% 6/1/38 to 6/1/52	3,519,755	3,347,576
5% 1/1/24 to 9/1/53	2,748,122	2,691,581
5.5% 10/1/24 to 10/1/53	1,788,517	1,792,355
6% to 6% 3/1/34 to 8/1/53	6,329,374	6,383,581
6.5% 7/1/32 to 12/1/32	41,096	42,420
TOTAL FANNIE MAE		21,078,524
Freddie Mac - 0.1%
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.620% 5.259% 6/1/38 (c)(d)	9,454	9,547
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.720% 5.939% 7/1/35 (c)(d)	4,145	4,190
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.730% 4.108% 2/1/37 (c)(d)	1,776	1,797
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.730% 5.059% 5/1/38 (c)(d)	4,876	4,936
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.730% 5.592% 10/1/36 (c)(d)	9,404	9,503
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.770% 5.232% 5/1/37 (c)(d)	2,110	2,138
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.830% 4.292% 2/1/37 (c)(d)	1,578	1,601
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.920% 4.187% 12/1/36 (c)(d)	4,273	4,361
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.020% 5.049% 11/1/36 (c)(d)	2,474	2,519
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.080% 4.582% 2/1/38 (c)(d)	10,000	10,165
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.160% 4.558% 2/1/37 (c)(d)	2,491	2,539
U.S. TREASURY 1 YEAR INDEX + 2.340% 5.251% 11/1/34 (c)(d)	6,110	6,167
1.5% 2/1/36	725,166	618,026
2.5% 1/1/52 to 4/1/52	1,394,710	1,142,547
3% 11/1/34	190,623	178,123
3.5% 12/1/47	583,741	522,452
4% 12/1/49	129,064	119,355
4.5% 9/1/37 to 5/1/50	335,592	324,580
5% 12/1/41	226,678	225,367
5.5% 10/1/38	1,555	1,587
6% 9/1/34 to 2/1/53	548,239	557,323
7% 3/1/39	84,130	87,956
7.5% 6/1/38	73,775	77,203
TOTAL FREDDIE MAC		3,913,982
Ginnie Mae - 0.2%
6% 7/15/36	103,190	105,385
3% 9/20/47	946,050	830,569
3.5% 8/20/44 to 2/20/52	2,227,659	2,006,829
4% 3/20/48 to 8/20/50	354,947	328,457
4.5% 9/20/40 to 3/20/53	2,339,578	2,223,774
5% 12/20/34 to 5/20/48	464,767	459,796
5.5% 9/15/45 to 4/20/53	1,108,917	1,108,558
6.5% 4/20/53	588,215	599,285
TOTAL GINNIE MAE		7,662,653
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $35,165,766)		32,655,159

Asset-Backed Securities - 7.0%
	Principal Amount (a)	Value ($)
Aimco Series 2021-10A Class AR, CME Term SOFR 3 Month Index + 1.320% 6.7335% 7/22/32 (b)(c)(d)	4,100,000	4,085,584
Ally Auto Receivables Trust 2023- Series 2023-A:
Class B, 6.01% 1/17/34 (b)	152,435	151,502
Class C, 6.08% 1/17/34 (b)	281,270	280,802
AmeriCredit Automobile Receivables Series 2023-1 Class C, 5.8% 12/18/28	625,000	617,712
AmeriCredit Automobile Receivables Trust:
Series 2020-1 Class D, 1.8% 12/18/25	690,000	668,952
Series 2020-3 Class C, 1.06% 8/18/26	420,000	402,116
Series 2021-1:
Class C, 0.89% 10/19/26	755,000	714,837
Class D, 1.21% 12/18/26	470,000	433,799
Series 2021-2 Class D, 1.29% 6/18/27	995,000	907,044
Series 2022-1 Class D, 3.23% 2/18/28	1,830,000	1,687,387
Amur Equipment Finance Receiva Series 2022-1A Class C, 2.37% 4/20/28 (b)	300,000	277,840
Avis Budget Rental Car Funding (AESOP) LLC:
Series 2018-2A Class C, 4.95% 3/20/25 (b)	286,667	285,605
Series 2019-2A Class A, 3.35% 9/22/25 (b)	650,000	640,092
Series 2020-1A Class A, 2.33% 8/20/26 (b)	540,000	511,116
Ballyrock Clo 15 Ltd. / Ballyro Series 2021-1A Class A1, CME Term SOFR 3 Month Index + 1.320% 6.7155% 4/15/34 (b)(c)(d)	375,000	372,603
BMW Vechicle Lease Trust 2023-1 Series 2023-1 Class A2, 5.27% 2/25/25	1,061,659	1,060,412
Bmw Vechicle Lease Trust 2023-2 Series 2023-2 Class A2, 5.95% 8/25/25	3,077,000	3,082,160
Bmw Vechile Owner Trust 2023-A Series 2023-A Class A2A, 5.72% 4/27/26	3,000,000	3,001,214
BMW Vehicle Owner Trust Series 2022-A Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.520% 5.8481% 12/26/24 (c)(d)	191,450	191,456
BRE Grand Islander Timeshare Issuer Series 2019-A Class A, 3.28% 9/26/33 (b)	169,404	160,403
Capital One Prime Auto Receiva Series 2023-2 Class A2A, 5.91% 10/15/26	5,000,000	5,011,556
Capital One Prime Auto Receivables Series 2023-1 Class A2, 5.2% 5/15/26	2,322,513	2,314,772
Capital One Prime Auto Receivables Trust Series 2022-2 Class A2A, 3.74% 9/15/25	2,012,747	2,000,972
CarMax Auto Owner Trust:
Series 2020-4 Class D, 1.75% 4/15/27	540,000	514,879
Series 2021-2 Class C, 1.34% 2/16/27	545,000	505,750
Series 2022-2 Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.600% 5.924% 5/15/25 (c)(d)	89,327	89,327
Series 2022-3 Class A2A, 3.81% 9/15/25	1,070,580	1,066,518
Series 2023 2 Class A2A, 5.5% 6/15/26	1,925,205	1,921,408
Series 2023 2:
Class C, 5.57% 11/15/28	955,000	937,443
Class D, 6.55% 10/15/29	635,000	623,638
Carmax Auto Owner Trust 2023-4 Series 2023-4 Class A2A, 6.08% 12/15/26	2,359,000	2,368,570
Carmx 2023-3 A3 Series 2023-3:
Class B, 5.47% 2/15/29	315,000	311,073
Class C, 5.61% 2/15/29	975,000	961,101
Class D, 6.44% 12/16/30	350,000	346,175
Carvana Auto Receivables Trust:
Series 2021-P4 Class B, 1.98% 2/10/28	445,000	391,908
Series 2022-N1 Class C, 3.32% 12/11/28 (b)	318,329	310,219
Cedar Funding Ltd.:
Series 2021-10A Class AR, CME Term SOFR 3 Month Index + 1.360% 6.7774% 10/20/32 (b)(c)(d)	1,089,000	1,083,693
Series 2021-14A Class A, CME Term SOFR 3 Month Index + 1.360% 6.7555% 7/15/33 (b)(c)(d)	5,722,000	5,713,634
Cent CLO LP Series 2021-21A Class A1R3, CME Term SOFR 3 Month Index + 1.230% 6.6191% 7/27/30 (b)(c)(d)	2,189,335	2,185,852
CFMT LLC Series 2023 HB12 Class A, 4.25% 4/25/33 (b)	331,694	319,186
Chesapeake Funding II LLC:
Series 2020-1A Class A1, 0.87% 8/15/32 (b)	419,574	415,921
Series 2021-1A Class A2, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.340% 5.6685% 4/15/33 (b)(c)(d)	1,108,406	1,103,506
Series 2023 1A Class A1, 5.65% 5/15/35 (b)	1,765,258	1,759,223
Series 2023-2A Class A1, 6.16% 10/15/35 (b)	334,730	336,103
CIFC Funding Ltd. / CIFC Funding LLC Series 2021-4A Class A, CME Term SOFR 3 Month Index + 1.310% 6.7055% 7/15/33 (b)(c)(d)	1,615,000	1,607,773
CIM Trust Series 2020-INV1 Class A2, 2.5% 4/25/50 (b)	185,419	144,678
Daimler Trucks Retail Trust Series 2022-1 Class A2, 5.07% 9/16/24	735,779	734,526
Daimler Trucks Retail Trust 20 Series 2023-1 Class A2, 6.03% 9/15/25	1,104,000	1,105,518
Dell Equipment Finance Trust 2 Series 2023-3:
Class A2, 6.1% 4/23/29 (b)	2,476,000	2,482,439
Class A3, 5.93% 4/23/29 (b)	350,000	352,247
Class D, 6.75% 10/22/29 (b)	100,000	100,759
Dell Equipment Finance Trust 2022-2 4.03% 7/22/27 (b)	1,959,687	1,950,185
Dell Equipment Finance Trust 2023-2 Series 2023-2 Class A2, 5.84% 1/22/29 (b)	1,524,000	1,523,134
Dllaa 2023-1A Series 2023-1A:
Class A2, 5.93% 7/20/26 (b)	266,000	266,406
Class A3, 5.64% 2/22/28 (b)	660,000	659,901
DLLAD Series 2023-1A Class A2, 5.19% 4/20/26 (b)	1,834,639	1,825,873
Dllmt 2023-1 LLC Series 2023-1A Class A2, 5.78% 11/20/25 (b)	2,129,000	2,123,481
Donlen Fleet Lease Funding Series 2021-2 Class A1, CME Term SOFR 1 Month Index + 0.440% 5.7658% 12/11/34 (b)(c)(d)	750,590	749,622
Driven Brands Funding LLC Series 20XX-1A Class A2, 4.739% 4/20/48 (b)	326,025	315,075
Dryden CLO, Ltd. / Dryden CLO, LLC Series 2021-86A Class A1R, CME Term SOFR 3 Month Index + 1.360% 6.7644% 7/17/34 (b)(c)(d)	1,055,000	1,048,571
Eagle Re Ltd. Series 2021-2 Class M1A, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.550% 6.8781% 4/25/34 (b)(c)(d)	25,785	25,781
Eaton Vance CLO, Ltd. Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.360% 6.7555% 4/15/31 (b)(c)(d)	3,935,000	3,921,440
Elara Hgv Timeshare Issuer 202 Series 2023-A:
Class A, 6.16% 2/25/38 (b)	493,916	497,611
Class C, 7.3% 2/25/38 (b)	426,781	430,984
Elara HGV Timeshare Issuer LLC Series 2017-A Class A, 2.69% 3/25/30 (b)	201,381	194,628
Enterprise Fleet Financing Series 2023-2 Class A2, 5.56% 4/22/30 (b)	1,460,000	1,454,177
Enterprise Fleet Financing 2023-3 L Series 2023-3 Class A2, 6.4% 3/20/30 (b)	1,839,000	1,861,831
Enterprise Fleet Financing LLC:
Series 2020-2 Class A2, 0.61% 7/20/26 (b)	200,080	198,900
Series 2021-1 Class A2, 0.44% 12/21/26 (b)	201,489	198,997
Series 2021-2 Class A2, 0.48% 5/20/27 (b)	1,181,030	1,151,877
Series 2022-3 Class A2, 4.38% 7/20/29 (b)	396,235	389,975
Exeter Automobile Receivables:
Series 2022-2A Class C, 3.85% 7/17/28	1,285,000	1,253,194
Series 2022-6A, Class A3, 5.7% 8/17/26	170,000	169,799
Series 2023-1A Class D, 6.69% 6/15/29	80,000	79,285
Firstkey Homes 2020-Sfr2 Series 2020-SFR2 Class D, 1.968% 10/19/37 (b)	1,100,000	1,002,866
Ford Credit Auto Lease Trust Series 2022-A Class C, 4.18% 10/15/25	2,030,000	1,990,774
Ford Credit Auto Lease Trust 2 Series 2023-B:
Class A2A, 5.9% 2/15/26	1,429,000	1,431,852
Class B, 6.2% 2/15/27	250,000	251,108
Class C, 6.43% 4/15/27	475,000	476,313
Ford Credit Auto Owner Trust:
Series 2020-1:
Class A, 2.04% 8/15/31 (b)	2,000,000	1,915,657
Class B, 2.29% 8/15/31 (b)	740,000	706,160
Series 2020-2 Class C, 1.74% 4/15/33 (b)	570,000	523,289
Series 2020-B Class C, 2.04% 12/15/26	1,270,000	1,254,949
Series 2022-D, Class A2A, 5.37% 8/15/25	2,415,992	2,413,575
Series 2023-A Class B, 5.07% 1/15/29	1,495,000	1,468,728
Ford Credit Auto Owner Trust 2 Series 2023-B Class A2A, 5.57% 6/15/26	3,000,000	2,998,217
Ford Credit Floorplan Master Owner Trust:
Series 2019-4 Class A, 2.44% 9/15/26	5,000,000	4,873,380
Series 2023-1:
Class C, 5.75% 5/15/28 (b)	405,000	398,902
Class D, 6.62% 5/15/28 (b)	485,000	477,409
Fordl 2023-A Series 2023-A:
Class A2A, 5.19% 6/15/25	776,611	775,413
Class C, 5.54% 12/15/26	1,445,000	1,424,946
FORDO Series 2022-B Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.600% 5.924% 2/15/25 (c)(d)	472,954	472,972
Freddie Mac STACR REMIC Trust Series 2023-HQA3 Class A1, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.850% 7.1724% 11/25/43 (b)(c)(d)	290,000	291,582
GM Financial Automobile Leasing Series 2023-2 Class A2A, 5.44% 10/20/25	243,286	242,775
GM Financial Automobile Leasing Trust:
Series 2023-1:
Class A3, 5.16% 4/20/26	3,500,000	3,485,409
Class C, 5.76% 1/20/27	955,000	944,526
Series 2023-A Class A2A, 5.27% 6/20/25	1,667,046	1,663,197
Gm Financial Consumer Automobile Re:
Series 2023-1 Class A2A, 5.19% 3/16/26	881,691	879,164
Series 2023-3 Class A2A, 5.74% 9/16/26	2,000,000	2,000,721
GM Financial Consumer Automobile Receivables:
Series 2022-2 Class A2, 2.52% 5/16/25	429,243	428,104
Series 2023 2 Class A2A, 5.1% 5/18/26	2,192,578	2,185,061
GM Financial Consumer Automobile Receivables Trust:
Series 2020-4 Class C, 1.05% 5/18/26	420,000	403,875
Series 2022-3 Class A2A, 3.5% 9/16/25	2,389,987	2,379,051
Gm Financial Leasing Trust 202 Series 2023-3 Class A2A, 5.58% 1/20/26	3,000,000	2,997,510
Gm Financial Securitized Term Series 2023-4 Class A2A, 5.89% 11/16/26	3,000,000	3,006,673
Goldentree Ln Management U.S. Clo 11 L Series 2021-11A Class A, CME Term SOFR 3 Month Index + 1.390% 6.8074% 10/20/34 (b)(c)(d)	1,365,000	1,362,417
Hardee's Funding LLC / Carl's Jr. Funding LLC:
Series 2018-1A:
Class A23, 5.71% 6/20/48 (b)	460,750	418,659
Class A2II, 4.959% 6/20/48 (b)	950,000	903,044
Series 2020-1A Class A2, 3.981% 12/20/50 (b)	1,055,163	913,641
Harot 2023-4 Series 2023-4 Class A2, 5.87% 6/22/26	2,487,000	2,495,137
Hilton Grand Vacations Trust Series 2020-AA:
Class A, 2.74% 2/25/39 (b)	279,020	263,392
Class B, 4.22% 2/25/39 (b)	429,886	414,967
Hilton Grand Vacations Trust 2:
Series 2022-1D Class A, 3.61% 6/20/34 (b)	242,605	231,284
Series 2023-1A:
Class B, 6.11% 1/25/38 (b)	1,275,824	1,271,422
Class C, 6.94% 1/25/38 (b)	236,607	236,408
Home Partners of America Trust Series 2022-1 Class A, 3.93% 4/17/39 (b)	1,511,687	1,421,284
Honda Auto Receivables Series 2023-1 Class A2, 5.22% 10/21/25	2,588,364	2,581,728
Honda Auto Receivables 2023-3 Series 2023-3 Class A2, 5.71% 3/18/26	2,302,000	2,303,993
HPEFS Equipment Trust:
Series 2021-2A Class D, 1.29% 3/20/29 (b)	575,000	555,578
Series 2022-3A Class A2, 5.26% 8/20/29 (b)	1,600,406	1,596,929
Hpefs Equipment Trust 2023-2 Series 2023-2A:
Class C, 6.48% 1/21/31 (b)	210,000	211,096
Class D, 6.97% 7/21/31 (b)	215,000	216,611
HPEFS Equiptment Trust:
Series 2023 1A Class C, 5.91% 4/20/28 (b)	535,000	531,097
Series 2023-1A Class B, 5.73% 4/20/28 (b)	985,000	978,636
Hyundai Auto Lease Securitizat:
Series 2023-B Class A2A, 5.47% 9/15/25 (b)	582,384	581,227
Series 2023-C Class A2A, 5.85% 3/16/26 (b)	2,757,000	2,764,038
Hyundai Auto Lease Securitization Trust Series 2023-A Class A2A, 5.2% 4/15/25 (b)	1,304,325	1,300,735
Hyundai Auto Receivables Trust:
Series 2022-B Class A2A, 3.64% 5/15/25	1,253,715	1,249,256
Series 2022-C, Class A2A, 5.35% 11/17/25	2,084,649	2,081,282
Series 2023-B Class A2A, 5.77% 5/15/26	2,294,000	2,294,723
Series 2023-C Class A2A, 5.8% 1/15/27	2,182,000	2,188,392
John Deere Owner Trust:
Series 2022-C Class A2, 4.98% 8/15/25	1,068,904	1,065,862
3.73% 6/16/25	1,917,101	1,908,922
John Deere Owner Trust 2023-B Series 2023-B Class A2, 5.59% 6/15/26	2,645,000	2,643,104
Juniper Valley Park CLO LLC Series 2023-1A Class A1, CME Term SOFR 3 Month Index + 1.850% 7.2658% 7/20/35 (b)(c)(d)	2,000,000	2,002,362
KKR CLO Ltd. / KKR CLO LLC Series 2021-29A Class A, CME Term SOFR 3 Month Index + 1.460% 6.8555% 1/15/32 (b)(c)(d)	1,250,000	1,245,651
Madison Park Funding XXIII, Ltd. Series 2021-23A:
Class AR, CME Term SOFR 3 Month Index + 1.230% 6.6191% 7/27/31 (b)(c)(d)	1,203,250	1,201,527
Class BR, CME Term SOFR 3 Month Index + 1.810% 7.1991% 7/27/31 (b)(c)(d)	1,110,000	1,100,202
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A1R, CME Term SOFR 3 Month Index + 1.260% 6.6735% 1/22/31 (b)(c)(d)	3,229,000	3,218,528
Madison Park Funding XXXIII Ltd. Series 2022-33A Class AR, CME Term SOFR 3 Month Index + 1.290% 6.6839% 10/15/32 (b)(c)(d)	1,910,000	1,901,271
Madison Park Funding XXXV Ltd. / Madison Park Funding XXXV LLC Series 2021-35A Class A1R, CME Term SOFR 3 Month Index + 1.250% 6.6674% 4/20/32 (b)(c)(d)	1,650,000	1,640,892
Magnetite XXV Ltd. Series 2020-25A Class A, CME Term SOFR 3 Month Index + 1.460% 6.8398% 1/25/32 (b)(c)(d)	1,600,000	1,600,512
Mercedes-Benz Auto Receivables:
Series 2022-1, Class A2, 5.26% 10/15/25	1,777,721	1,775,338
Series 2023-1 Class A2, 5.09% 1/15/26	940,245	937,755
Series 2023-2 Class A2, 5.92% 11/16/26	1,970,000	1,977,031
MFRA Trust Series 2021-INV1 Class A1, 0.852% 1/25/56 (b)(c)	168,810	152,416
Midocean Credit Clo Xi Ltd. / Midoc Series 2023-11A:
Class A1R, CME Term SOFR 3 Month Index + 1.730% 0% 10/18/33 (b)(c)(d)	530,000	530,000
Class BR, CME Term SOFR 3 Month Index + 2.650% 0% 10/18/33 (b)(c)(d)	790,000	790,000
MMAF Equipment Finance LLC Series 2022-B Class A2, 5.57% 9/9/25 (b)	1,113,123	1,110,389
Mmaf Equipment Finance LLC 202 Series 2023-A Class A2, 5.79% 11/13/26 (b)	2,014,000	2,013,014
MVW LLC:
Series 2020-1A:
Class A, 1.74% 10/20/37 (b)	299,533	277,766
Class B, 2.73% 10/20/37 (b)	211,353	198,455
Series 2023 1A Class A, 4.93% 10/20/40 (b)	1,024,878	1,005,778
MVW Owner Trust Series 2021-1WA:
Class B, 1.44% 1/22/41 (b)	81,311	74,030
Class C, 1.94% 1/22/41 (b)	129,710	117,982
Mvwot 2023-2A Series 2023-2A:
Class A, 6.18% 11/20/40 (b)	880,000	886,401
Class B, 6.33% 11/20/40 (b)	190,000	191,339
Navient Private Education Loan Trust:
Series 2019-D Class A2A, 3.01% 12/15/59 (b)	273,749	254,515
Series 2020-CA Class A2A, 2.15% 11/15/68 (b)	1,820,476	1,670,975
Navient Private Education Refi Loan Trust:
Series 2019-A Class A2A, 3.42% 1/15/43 (b)	584,356	563,406
Series 2019-GA Class A, 2.4% 10/15/68 (b)	207,310	190,888
Series 2020-DA Class A, 1.69% 5/15/69 (b)	334,879	301,157
Navient Student Loan Trust:
Series 2017-A Class A2A, 2.88% 12/16/58 (b)	46,286	46,147
Series 2019-EA Class A2A, 2.64% 5/15/68 (b)	513,938	484,033
Navistar Financial Dealer Note Master Trust Series 2023-1 Class A, 6.18% 8/25/28 (b)	605,000	606,477
Nelnet Student Loan Trust:
Series 2005-4 Class A4, U.S. 90-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.440% 5.6826% 3/22/32 (c)(d)	347,836	329,627
Series 2020-1A Class A, CME Term SOFR 1 Month Index + 0.850% 6.1974% 3/26/68 (b)(c)(d)	206,526	203,915
Series 2021-CA Class AFX, 1.32% 4/20/62 (b)	1,008,751	894,485
Series 2021-DA Class AFX, 1.63% 4/20/62 (b)	362,260	327,015
Neuberger Berman Loan Advisers CLO 40, Ltd. / Neuberger Berman Loan Advisers CLO 40 LLC Series 2021-40A Class A, CME Term SOFR 3 Month Index + 1.320% 6.7155% 4/16/33 (b)(c)(d)	455,000	453,873
Niagara Park CLO, Ltd. Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.260% 6.6644% 7/17/32 (b)(c)(d)	4,100,000	4,086,003
Nissan Auto Receivables 2023-B Series 2023-B Class A2A, 5.95% 5/15/26	3,000,000	3,011,853
OCP CLO Ltd. Series 2014-7A Class A1RR, CME Term SOFR 3 Month Index + 1.380% 6.7974% 7/20/29 (b)(c)(d)	1,591,585	1,590,635
OCP CLO Ltd. / OCP CLO LLC Series 2021-13A Class A2R, CME Term SOFR 3 Month Index + 1.810% 7.2055% 7/15/30 (b)(c)(d)	1,320,000	1,308,442
Octane Receivables Trust:
Series 2021-2A Class A, 1.21% 9/20/28 (b)	209,865	203,809
Series 2022-1A Class B, 4.9% 5/22/28 (b)	780,000	761,482
Series 2023-1A Class A, 5.87% 5/21/29 (b)	166,707	166,194
Octane Receivables Trust 2023- Series 2023-3A:
Class B, 6.48% 7/20/29 (b)	230,000	231,261
Class C, 6.74% 8/20/29 (b)	100,000	100,916
Class D, 7.58% 9/20/29 (b)	100,000	101,242
Palmer Square CLO, Ltd. Series 2021-3A Class A1AR, CME Term SOFR 3 Month Index + 1.340% 6.7213% 11/15/31 (b)(c)(d)	2,570,000	2,567,949
Planet Fitness Master Issuer LLC Series 2018-1A Class A2II, 4.666% 9/5/48 (b)	1,477,250	1,427,648
Progress Residential:
Series 2020-SFR2 Class A, 2.078% 6/17/37 (b)	269,380	253,801
Series 2022-SFR6 Class A, 4.451% 7/20/39 (b)	998,549	946,416
Santander Bank, N.A.:
Series 2021-1A Class B, 1.833% 12/15/31 (b)	69,756	68,168
Series 2022-B Class C, 5.916% 8/16/32 (b)	156,793	156,121
Series 2022-C Class A2, 6.024% 12/15/32 (b)	205,739	205,152
Series 2022-C, Class B, 6.451% 12/15/32 (b)	773,394	773,077
Santander Consumer Auto Receivables Trust 1.57% 1/15/27 (b)	801,000	742,317
Santander Drive Auto Receivables Trust:
Series 2021-4 Class D, 1.67% 10/15/27	1,310,000	1,227,936
Series 2022-2 Class C, 3.76% 7/16/29	1,990,000	1,900,442
Santander Retail Auto Lease Trust:
Series 2021-A Class C, 1.14% 3/20/26 (b)	1,815,000	1,792,041
Series 2021-C Class C, 1.11% 3/20/26 (b)	630,000	613,037
Series 2022-B Class B, 3.85% 3/22/27 (b)	445,000	433,677
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (b)	1,590,000	1,530,631
1.631% 5/15/51 (b)	495,000	435,268
1.884% 7/15/50 (b)	365,000	333,825
6.599% 1/15/28 (b)	550,000	559,094
Scf Equipment Leasing 2023-1 L Series 2023-1A:
Class A2, 6.56% 1/22/30 (b)	205,000	205,561
Class A3, 6.17% 5/20/32 (b)	430,000	433,554
Sfs Auto Receivables Securitiz Series 2023-1A Class A2A, 5.89% 3/22/27 (b)	354,404	354,371
Sierra Receivables Funding Co. LLC:
Series 2019-1A Class A, 3.2% 1/20/36 (b)	60,232	59,498
Series 2019-2A Class A, 2.59% 5/20/36 (b)	378,535	370,382
Sierra Timeshare 2021-2 Receiv Series 2021-2A:
Class B, 1.8% 9/20/38 (b)	222,511	207,203
Class C, 1.95% 9/20/38 (b)	465,517	428,949
Sierra Timeshare Receivables Funding LLC:
Series 2019-3A Class A, 2.34% 8/20/36 (b)	89,921	85,588
Series 2020-2A:
Class B, 2.32% 7/20/37 (b)	696,475	663,025
Class C, 3.51% 7/20/37 (b)	170,795	163,112
Series 2021-1A Class B, 1.34% 11/20/37 (b)	123,746	116,274
SMB Private Education Loan Trust:
Series 2014-A Class A3, CME Term SOFR 1 Month Index + 1.610% 6.9374% 4/15/32 (b)(c)(d)	173,071	173,189
Series 2016-C Class A2B, CME Term SOFR 1 Month Index + 1.210% 6.5374% 9/15/34 (b)(c)(d)	185,128	185,145
Series 2018-B Class A2B, CME Term SOFR 1 Month Index + 0.830% 6.1574% 1/15/37 (b)(c)(d)	625,246	618,525
Series 2020-BA Class A1A, 1.29% 7/15/53 (b)	225,266	200,783
Series 2020-PTB Class A2A, 1.6% 9/15/54 (b)	1,396,850	1,244,881
Sofi Consumer Loan Program Series 2023-1S Class A, 5.81% 5/15/31 (b)	525,468	524,385
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, CME Term SOFR 3 Month Index + 1.320% 6.7155% 7/15/32 (b)(c)(d)	3,117,000	3,107,303
Symphony CLO XXIII Ltd. Series 2021-23A:
Class AR, CME Term SOFR 3 Month Index + 1.280% 6.6755% 1/15/34 (b)(c)(d)	6,116,000	6,090,362
Class BR, CME Term SOFR 3 Month Index + 1.860% 7.2555% 1/15/34 (b)(c)(d)	1,250,000	1,239,755
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, CME Term SOFR 3 Month Index + 1.340% 6.7574% 4/20/33 (b)(c)(d)	465,000	463,372
Symphony Static CLO Ltd. Series 2021-1A Class B, CME Term SOFR 3 Month Index + 1.710% 7.0898% 10/25/29 (b)(c)(d)	1,385,000	1,359,804
TCI-Flatiron CLO Ltd. / LLC Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.220% 6.591% 11/18/30 (b)(c)(d)	2,971,631	2,965,715
Tesla Auto Lease Trust 2023-B Series 2023-B Class A2, 6.02% 9/22/25 (b)	883,000	884,106
Tesla Auto Lease Trust 23-A Series 2023-A Class A2, 5.86% 8/20/25 (b)	2,292,000	2,292,024
Towd Point Mortgage Trust:
Series 2017-1 Class A1, 2.75% 10/25/56 (b)(c)	18,477	18,329
Series 2019-1 Class A1, 3.75% 3/25/58 (b)(c)	440,924	412,252
Toyota Auto Receivables Series 2022-D Class A2A, 5.27% 1/15/26	2,534,804	2,531,151
Toyota Auto Receivables 2022-B Series 2022-B Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.490% 5.814% 1/15/25 (c)(d)	174,688	174,696
Toyota Auto Receivables 2023-C Series 2023-C Class A2A, 5.6% 8/17/26	2,550,000	2,548,859
Toyota Auto Receivables 2023-D Series 2023-D Class A2A, 5.8% 11/16/26	1,749,000	1,753,424
Toyota Auto Receivables Owner Trust Series 2023-A Class A2, 5.05% 1/15/26	1,734,991	1,730,501
Toyota Lease Owner Trust 2023- Series 2023-B Class A2A, 5.73% 4/20/26 (b)	1,863,000	1,865,307
Usaa Auto Owner Trust 2023-A Series 2023-A Class A2, 5.83% 7/15/26 (b)	1,834,000	1,835,083
Verdant Receivables 2023-1 LLC Series 2023-1A Class A2, 6.24% 1/13/31 (b)	955,000	953,595
Verizon Master Trust:
Series 2022-5 Class A1A, 3.72% 7/20/27	1,588,000	1,583,432
Series 2023 2 Class A, 4.89% 4/13/28	1,891,000	1,874,065
Series 2023-5 Class A1A, 5.61% 9/8/28	2,177,000	2,180,734
Volkswagen Auto Lease Trust 20 Series 2023-A Class A2A, 5.87% 1/20/26	3,000,000	3,006,569
Volkswagen Auto Loan Enhanced:
Series 2023-1 Class A2A, 5.5% 12/21/26	2,674,000	2,671,215
Series 2023-2 Class A2A, 5.72% 3/22/27	2,464,000	2,470,753
Volkswagen Auto Loan Enhanced Trust Series 2020-1 Class A4, 1.26% 8/20/26	457,092	455,983
Wheels Fleet Lease Funding 1 L Series 2023-2A Class A, 6.46% 8/18/38 (b)	1,325,000	1,334,972
Wheels SPV LLC Series 2021-1A Class A, CME Term SOFR 1 Month Index + 0.390% 5.7256% 8/20/29 (b)(c)(d)	845,403	840,460
World Omni Auto Receivables Trust:
Series 2020-A Class C, 1.64% 8/17/26	480,000	473,424
Series 2022-A:
Class A3, 1.66% 5/17/27	1,163,157	1,125,431
Class C, 2.55% 9/15/28	600,000	556,929
Series 2022-B, Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.570% 5.894% 10/15/25 (c)(d)	882,687	882,783
Series 2023-C Class A2A, 5.57% 12/15/26	2,286,000	2,283,397
Series 2023-D Class A2A, 5.91% 2/16/27	1,322,000	1,326,265
World Omni Automobile Lease Series 2023-A Class A2A, 5.47% 11/17/25	461,636	460,845
World Omni Select Auto Trust Series 2020-A:
Class B, 0.84% 6/15/26	214,356	212,725
Class C, 1.25% 10/15/26	585,000	570,179
World Omni Select Auto Trust 2023 Series 2023-A Class B, 5.87% 8/15/28	280,000	279,742
TOTAL ASSET-BACKED SECURITIES (Cost $288,899,210)		286,346,307

Collateralized Mortgage Obligations - 0.9%
	Principal Amount (a)	Value ($)
Private Sponsor - 0.8%
Angel Oak Mortgage Trust:
sequential payer:
Series 2021-1:
Class A1, 0.909% 1/25/66 (b)	483,628	402,076
Class A2, 1.115% 1/25/66 (b)	141,436	112,810
Series 2021-2 Class A1, 0.985% 4/25/66 (b)	424,647	338,155
Series 2021-3 Class A1, 1.068% 5/25/66 (b)	323,787	265,391
Series 2021-6 Class A3, 1.714% 9/25/66 (b)	376,715	292,047
Angel Oak Mortgage Trust LLC:
Series 2020-3 Class A3, 2.872% 4/25/65 (b)(c)	408,326	378,739
Series 2022-2 Class A1, 3.353% 1/25/67 (b)(c)	1,633,815	1,443,040
Bayview MSR Opportunity Master Fund Trust sequential payer:
Series 2021-1 Class A5, 2.5% 12/25/51 (b)	766,770	641,633
Series 2021-5 Class A5, 2.5% 11/25/51 (b)	1,516,337	1,278,473
BINOM Securitization Trust sequential payer Series 2021-INV1:
Class A2, 2.37% 6/25/56 (b)	1,023,464	859,743
Class A3, 2.625% 6/25/56 (b)	321,087	269,679
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (b)(c)	284,794	274,598
BRAVO Residential Funding Trust sequential payer Series 2021-NQM3 Class A1, 1.699% 4/25/60 (b)	485,566	427,195
Cfmt 2022-Ebo2 sequential payer Series 2022-EBO2 Class A, 3.169% 7/25/54 (b)	191,432	189,138
CFMT 2022-Hb8 LLC sequential payer Series 2022-HB8 Class A, 3.75% 4/25/25 (b)	2,183,868	2,141,680
CIM Trust Series 2021-INV1 Class A8, 2.5% 7/1/51 (b)	381,869	321,094
Citigroup Mortgage Loan Trust Series 2020-EXP2 Class A3, 2.5% 8/25/50 (b)	193,943	156,181
Colt Funding LLC Series 2021-1 Class A2, 1.167% 6/25/66 (b)	434,489	350,506
COLT Mortgage Loan Trust sequential payer Series 2020-3 Class A1, 1.506% 4/27/65 (b)	60,529	55,618
Connecticut Avenue Securities Trust floater Series 2022-R01 Class 1M1, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.000% 6.3281% 12/25/41 (b)(c)(d)	1,258,317	1,251,751
Deephaven Residential Mortgage Trust:
Series 2021-1 Class A2, 0.973% 5/25/65 (b)	80,514	72,202
Series 2021-2 Class A3, 1.26% 4/25/66 (b)	193,917	162,874
Ellington Financial Mortgage Trust:
Series 2019-2 Class A3, 3.046% 11/25/59 (b)	72,648	67,186
Series 2021-1:
Class A1, 0.797% 2/25/66 (b)	95,513	77,043
Class A3, 1.106% 2/25/66 (b)	79,594	64,535
Series 2021-2:
Class A1, 0.931% 6/25/66 (b)(c)	264,361	207,712
Class A3, 1.291% 6/25/66 (b)	255,646	201,219
Series 2021-3 Class A3, 1.55% 9/25/66 (b)	260,322	202,445
Finance of America HECM Buyout sequential payer Series 2022-HB1 Class A, 2.6948% 2/25/32 (b)(c)	1,844,804	1,744,527
Flagstar Mortgage Trust floater sequential payer Series 2020-1INV Class A11, CME Term SOFR 1 Month Index + 0.960% 6% 3/25/50 (b)(c)(d)	217,475	200,997
Galton Funding Mortgage Trust:
sequential payer:
Series 2019-H1 Class M1, 3.339% 10/25/59 (b)	600,000	554,243
Series 2020-H1 Class M1, 2.832% 1/25/60 (b)	625,000	443,955
Series 2019-1:
Class A21, 4.5% 2/25/59 (b)	55,135	51,018
Class A32, 4% 2/25/59 (b)	27,870	25,080
GMRF Mortgage Acquisition Co., LLC Series 2018-1 Class A33, 3.5% 11/25/57 (b)	54,232	46,583
GS Mortgage-Backed Securites Trust:
Series 2014-EB1A Class 2A1, 4.1544% 7/25/44 (b)(c)	6,249	6,121
Series 2021-GR2 Class A6, 2.5% 2/25/52 (b)(c)	833,540	702,664
GS Mortgage-Backed Securities Trust Series 2022-GR1 Class A5, 2.5% 6/25/52 (b)	1,626,686	1,357,236
Imperial Fund Mortgage Trust:
sequential payer Series 2022-NQM4 Class A1, 4.767% 6/25/67 (b)	1,397,535	1,342,141
Series 2021-NQM2 Class A3, 1.516% 9/25/56 (b)	424,082	326,183
J.P. Morgan Mortgage Trust Series 2020-INV1 Class A15, 3.5% 8/25/50 (b)	152,157	127,154
MFRA Trust Series 2021-NQM2 Class A2, 1.317% 11/25/64 (b)	197,144	162,637
Mill City Mortgage Loan Trust Series 2017-2 Class A1, 2.75% 7/25/59 (b)	6,311	6,267
Morgan Stanley Residential Mor Series 2023-NQM1 Class A2, 7.53% 9/25/68 (b)	242,354	244,518
New Residential Mortgage Loan Trust Series 2021-INV1 Class A6, 2.5% 6/25/51 (b)	498,913	423,609
NMLT Trust sequential payer Series 2021-INV2 Class A3, 1.52% 8/25/56 (b)	365,390	288,890
Obx 2023-Nqm10 Trust Series 2023-NQM10 Class A2, 6.92% 10/25/63 (b)	100,000	99,992
Obx 2023-Nqm9 Trust Series 2023-NQM9 Class A2, 7.513% 10/25/63 (b)	98,944	99,994
OBX Trust:
floater Series 2020-EXP1 Class 2A2, CME Term SOFR 1 Month Index + 1.060% 6.4074% 2/25/60 (b)(c)(d)	175,363	164,714
Series 2020-EXP1 Class 1A8, 3.5% 2/25/60 (b)(c)	318,905	267,283
Series 2020-EXP2:
Class A8, 3% 5/25/60 (b)	396,038	320,965
Class A9, 3% 5/25/60 (b)	97,428	77,199
Series 2020-INV1 Class A5, 3.5% 12/25/49 (b)	87,797	74,462
Oceanview Mortgage Trust sequential payer Series 2021-2 Class A5, 2.5% 6/25/51 (b)	739,899	625,027
Ocwen Ln Investment Trust 2023-Hb1 Series 2023-HB1 Class A, 3% 6/25/36 (b)	138,101	130,931
Onslow Bay Financial LLC:
floater Series 2019-EXP2 Class 2A2, CME Term SOFR 1 Month Index + 1.310% 5.5025% 6/25/59 (b)(c)(d)	120,357	116,167
sequential payer Series 2021-NQM1 Class A2, 1.175% 2/25/66 (b)	285,881	228,804
Residential Mortgage Loan Trust Series 2021-INV2 Class A7, 2.5% 9/25/51 (b)	1,455,127	1,233,229
Sequoia Mortgage Trust:
sequential payer Series 2018-CH2 Class A3, 4% 6/25/48 (b)	103,543	92,113
Series 2018-CH2 Class A21, 4% 6/25/48 (b)	46,205	41,104
Series 2018-CH3 Class A19, 4.5% 8/25/48 (b)	6,219	5,998
SG Residential Mortgage Trust:
sequential payer Series 2022-1 Class A1, 3.166% 3/27/62 (b)	1,092,983	955,295
Series 2020-2 Class A1, 1.381% 5/25/65 (b)	159,278	138,456
Starwood Mortgage Residential Trust:
sequential payer Series 2019-INV1 Class A3, 2.916% 9/27/49 (b)	386,595	366,941
Series 2020-1 Class A2, 2.408% 2/25/50 (b)	353,941	321,475
Series 2021-2 Class A1, 0.943% 5/25/65 (b)	375,004	329,753
Series 2021-4 Class A1, 1.162% 8/25/56 (b)	1,018,760	822,594
Toorak Mortgage Corp. Series 2021-INV1 Class A2, 1.409% 7/25/56 (b)	183,794	154,968
Towd Point Mortgage Trust:
Series 2017-2 Class A1, 2.75% 4/25/57 (b)(c)	3,267	3,253
Series 2017-3 Class A1, 2.75% 7/25/57 (b)(c)	101,460	99,053
Verus Securitization Trust:
sequential payer Series 2020-INV1 Class A1, 1.977% 3/25/60 (b)	35,545	35,030
Series 2019-INV2 Class A2, 4.117% 7/25/59 (b)	200,147	193,347
Series 2020-5 Class A3, 1.733% 5/25/65 (b)	119,664	109,008
Series 2021-1:
Class A2, 1.052% 1/25/66 (b)	186,362	154,584
Class A3, 1.155% 1/25/66 (b)	110,123	90,832
Series 2021-2 Class A1, 1.031% 2/25/66 (b)	276,274	228,765
Series 2021-5 Class A3, 1.373% 9/25/66 (b)	350,812	271,483
Series 2021-7 Class A1, 1.829% 10/25/66 (b)	1,379,064	1,153,460
Series 2021-R1 Class A2, 1.057% 10/25/63 (b)	79,474	71,932
Series 2021-R2 Class A1, 0.918% 2/25/64 (b)	288,749	250,308
Series 2022-1 Class A3, 3.288% 1/25/67 (b)	1,590,981	1,346,351
Series 2022-6 Class A1, 4.91% 6/25/67 (b)	563,708	548,015
Verus Securitization Trust 2023-7 Series 2023-7 Class A2, 7.272% 10/25/68 (b)	178,277	179,259
Verus Securitization Trust 2023-I Series 2023-INV3 Class A2, 7.33% 11/25/68 (b)	415,000	418,218
Verus Securitization Trust 23- Series 2023-6 Class A2, 6.939% 9/25/68 (b)	442,091	441,808
Vista Point Securitization Trust sequential payer Series 2020-2 Class A3, 2.496% 4/25/65 (b)	687,257	639,702
Wells Fargo Mortgage Backed Securities Trust Series 2021-RR1 Class A3, 2.5% 12/25/50 (b)(c)	1,007,564	858,770
TOTAL PRIVATE SPONSOR		34,319,228
U.S. Government Agency - 0.1%
Fannie Mae Series 2017-90 Class KA, 3% 11/25/47	402,653	372,019
Fannie Mae Connecticut Avenue Securities floater Series 2017-C05 Class 1ED3, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.310% 6.6426% 1/25/30 (c)(d)	8,907	8,907
FHLMC Structured Agency Credit Risk Debt Notes floater Series 2014-DN3 Class M3, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 4.110% 9.4426% 8/25/24 (c)(d)	96,654	97,080
Freddie Mac planned amortization class Series 3713 Class PA, 2% 2/15/40	90,389	88,172
Freddie Mac STACR REMIC Trust floater:
Series 2021-DNA3 Class M2, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 2.100% 7.4281% 10/25/33 (b)(c)(d)	690,000	691,765
Series 2021-DNA5 Class M2, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.650% 6.9781% 1/25/34 (b)(c)(d)	280,989	279,938
Series 2021-DNA7 Class M2, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.800% 7.1281% 11/25/41 (b)(c)(d)	555,000	547,526
Series 2022-DNA5 Class M1A, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 2.950% 8.2781% 6/25/42 (b)(c)(d)	1,024,346	1,049,144
Freddie Mac Whole Loan Securities Trust Series 2017-SC02 Class M1, 3.8663% 5/25/47 (b)(c)	43,248	41,825
TOTAL U.S. GOVERNMENT AGENCY		3,176,376
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $42,436,913)		37,495,604

Commercial Mortgage Securities - 2.0%
	Principal Amount (a)	Value ($)
ALEN Mortgage Trust floater Series 2021-ACEN Class A, CME Term SOFR 1 Month Index + 1.260% 6.5875% 4/15/34 (b)(c)(d)	595,000	533,708
Americold Realty Trust floater Series 2020-ICE5 Class B, CME Term SOFR 1 Month Index + 1.410% 6.7365% 11/15/37 (b)(c)(d)	1,705,489	1,681,891
BAMLL Commercial Mortgage Securities Trust floater:
Series 2021-JACX Class C, CME Term SOFR 1 Month Index + 2.110% 7.4375% 9/15/38 (b)(c)(d)	805,000	681,085
Series 2022-DKLX Class A, CME Term SOFR 1 Month Index + 1.150% 6.473% 1/15/39 (b)(c)(d)	1,014,000	988,420
Banc of America Merrill Lynch Large Loan, Inc. floater Series 2018-DSNY Class A, CME Term SOFR 1 Month Index + 1.100% 6.47% 9/15/34 (b)(c)(d)	970,000	965,449
BANK Series 2019-BN19 Class A1, 2.263% 8/15/61	141,102	132,216
BCP Trust floater Series 2021-330N Class A, CME Term SOFR 1 Month Index + 0.910% 6.2365% 6/15/38 (b)(c)(d)	500,000	443,490
BLOX Trust floater sequential payer Series 2021-BLOX Class A, CME Term SOFR 1 Month Index + 0.860% 6.1875% 9/15/26 (b)(c)(d)	2,040,000	1,957,791
BPR Trust floater:
Series 2021-TY Class B, CME Term SOFR 1 Month Index + 1.260% 6.5875% 9/15/38 (b)(c)(d)	780,000	745,495
Series 2022-OANA Class A, CME Term SOFR 1 Month Index + 1.890% 7.2209% 4/15/37 (b)(c)(d)	3,529,000	3,467,172
BSREP Commercial Mortgage Trust floater Series 2021-DC Class D, CME Term SOFR 1 Month Index + 2.010% 7.3375% 8/15/38 (b)(c)(d)	322,220	259,534
BX Commercial Mortgage Trust floater:
Series 2021-PAC Class A, CME Term SOFR 1 Month Index + 0.800% 6.1266% 10/15/36 (b)(c)(d)	1,872,000	1,827,937
Series 2021-VINO Class A, CME Term SOFR 1 Month Index + 0.760% 6.0898% 5/15/38 (b)(c)(d)	1,209,325	1,186,534
Series 2022-CSMO Class B, CME Term SOFR 1 Month Index + 3.140% 8.4636% 6/15/27 (b)(c)(d)	1,090,000	1,087,948
Series 2022-LP2 Class A, CME Term SOFR 1 Month Index + 1.010% 6.3358% 2/15/39 (b)(c)(d)	2,104,560	2,053,729
Bx Commercial Mortgage Trust 2:
floater Series 2019-IMC Class B, CME Term SOFR 1 Month Index + 1.340% 6.6693% 4/15/34 (b)(c)(d)	603,734	597,471
floater sequential payer Series 2019-IMC Class A, CME Term SOFR 1 Month Index + 1.040% 6.3693% 4/15/34 (b)(c)(d)	2,305,000	2,287,066
BX Trust:
floater:
Series 2019-XL Class B, CME Term SOFR 1 Month Index + 1.190% 6.5174% 10/15/36 (b)(c)(d)	382,500	379,587
Series 2021-ACNT Class A, CME Term SOFR 1 Month Index + 0.960% 6.2875% 11/15/38 (b)(c)(d)	1,838,000	1,802,246
Series 2021-ARIA Class C, CME Term SOFR 1 Month Index + 1.760% 7.0835% 10/15/36 (b)(c)(d)	590,000	564,821
Series 2021-BXMF Class A, CME Term SOFR 1 Month Index + 0.750% 6.0734% 10/15/26 (b)(c)(d)	1,609,468	1,573,605
Series 2022-GPA Class A, CME Term SOFR 1 Month Index + 2.160% 7.4879% 8/15/39 (b)(c)(d)	1,196,000	1,197,124
floater sequential payer:
Series 2019-XL Class A, CME Term SOFR 1 Month Index + 1.030% 6.3574% 10/15/36 (b)(c)(d)	4,061,248	4,050,936
Series 2021-SOAR Class A, CME Term SOFR 1 Month Index + 0.780% 6.1075% 6/15/38 (b)(c)(d)	1,649,775	1,618,172
CGDB Commercial Mortgage Trust floater Series 2019-MOB:
Class A, CME Term SOFR 1 Month Index + 1.060% 6.3874% 11/15/36 (b)(c)(d)	1,033,000	1,015,261
Class D, CME Term SOFR 1 Month Index + 1.760% 7.0874% 11/15/36 (b)(c)(d)	721,703	692,344
Citigroup Commercial Mortgage Trust:
sequential payer Series 2015-GC27 Class AAB, 2.944% 2/10/48	865,835	854,745
Series 2013-375P Class C, 3.6348% 5/10/35 (b)(c)	560,000	502,584
COMM Mortgage Trust:
Series 2014-CR15 Class B, 4.6788% 2/10/47 (c)	920,000	871,927
Series 2014-CR19 Class AM, 4.08% 8/10/47	1,846,434	1,786,329
Series 2014-UBS2 Class B, 4.701% 3/10/47	915,000	870,023
Series 2015-CR22:
Class B, 3.926% 3/10/48 (c)	405,000	371,662
Class C, 4.2026% 3/10/48 (c)	740,000	655,552
Commercial Mortgage Trust:
sequential payer Series 2017-PANW Class A, 3.244% 10/10/29 (b)	100,000	89,861
Series 2017-PANW Class D, 4.3428% 10/10/29 (b)(c)	345,000	289,639
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4:
Class A, CME Term SOFR 1 Month Index + 1.020% 6.35% 5/15/36 (b)(c)(d)	5,471,388	5,459,052
Class C, CME Term SOFR 1 Month Index + 1.470% 6.8% 5/15/36 (b)(c)(d)	1,012,481	1,006,613
Class D, CME Term SOFR 1 Month Index + 1.640% 6.97% 5/15/36 (b)(c)(d)	778,064	771,735
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (b)	439,109	401,165
Series 2020-NET Class D, 3.8277% 8/15/37 (b)(c)	985,000	857,679
CSAIL Commercial Mortgage Trust:
sequential payer Series 2015-C3 Class A4, 3.7182% 8/15/48	670,000	640,861
Series 2019-C16 Class A1, 2.3595% 6/15/52	109,817	108,128
CSMC Trust Series 2017-CHOP Class A, PRIME RATE - 2.300% 6.194% 7/15/32 (b)(c)(d)	1,855,466	1,769,024
ELP Commercial Mortgage Trust floater Series 2021-ELP Class A, CME Term SOFR 1 Month Index + 0.810% 6.1385% 11/15/38 (b)(c)(d)	2,552,030	2,497,574
Extended Stay America Trust floater Series 2021-ESH:
Class A, CME Term SOFR 1 Month Index + 1.190% 6.5175% 7/15/38 (b)(c)(d)	809,784	800,376
Class C, CME Term SOFR 1 Month Index + 1.810% 7.1375% 7/15/38 (b)(c)(d)	764,744	747,937
Fontainebleau Miami Beach Trust:
sequential payer Series 2019-FBLU Class A, 3.144% 12/10/36 (b)	515,000	495,672
Series 2019-FBLU Class B, 3.447% 12/10/36 (b)	1,075,000	1,033,145
Freddie Mac Series 2023-K753 Class A1, 4.6% 6/25/30	575,000	565,764
Great Wolf Trust floater Series 2019-WOLF:
Class A, CME Term SOFR 1 Month Index + 1.140% 6.4715% 12/15/36 (b)(c)(d)	1,906,000	1,892,073
Class C, CME Term SOFR 1 Month Index + 1.740% 7.0705% 12/15/36 (b)(c)(d)	600,000	592,768
GS Mortgage Securities Corp. Trust floater Series 2021-ROSS Class B, CME Term SOFR 1 Month Index + 1.710% 7.0375% 5/15/26 (b)(c)(d)	685,000	532,236
GS Mortgage Securities Trust floater Series 2021-IP Class A, CME Term SOFR 1 Month Index + 1.060% 6.3875% 10/15/36 (b)(c)(d)	1,087,000	1,043,067
J.P. Morgan Chase Commercial Mortgage Securities Trust floater Series 2020-609M:
Class B, CME Term SOFR 1 Month Index + 1.880% 7.4575% 10/15/33 (b)(c)(d)	995,000	887,353
Class C, CME Term SOFR 1 Month Index + 2.280% 7.8575% 10/15/33 (b)(c)(d)	805,000	661,484
JPMorgan Chase Commercial Mortgage Securities Trust floater Series 2019-BKWD:
Class A, CME Term SOFR 1 Month Index + 1.610% 6.9375% 9/15/29 (b)(c)(d)	1,298,647	1,196,765
Class C, CME Term SOFR 1 Month Index + 2.210% 7.5375% 9/15/29 (b)(c)(d)(f)	575,000	448,955
KNDR Trust floater Series 2021-KIND Class C, CME Term SOFR 1 Month Index + 1.860% 7.1875% 8/15/38 (b)(c)(d)	972,968	902,940
Life Financial Services Trust floater Series 2022-BMR2 Class A1, CME Term SOFR 1 Month Index + 1.290% 6.6182% 5/15/39 (b)(c)(d)	2,874,000	2,814,485
LIFE Mortgage Trust floater Series 2021-BMR Class A, CME Term SOFR 1 Month Index + 0.810% 6.1375% 3/15/38 (b)(c)(d)	1,631,730	1,590,713
Merit floater Series 2021-STOR Class A, CME Term SOFR 1 Month Index + 0.810% 6.1375% 7/15/38 (b)(c)(d)	907,000	889,343
MHC Commercial Mortgage Trust floater Series 2021-MHC Class B, CME Term SOFR 1 Month Index + 1.210% 6.5384% 4/15/38 (b)(c)(d)	654,969	644,698
Morgan Stanley Capital I Trust:
floater:
Series 2018-BOP Class A, CME Term SOFR 1 Month Index + 0.890% 6.22% 8/15/33 (b)(c)(d)	3,654,512	3,033,185
Series 2019-NUGS Class D, CME Term SOFR 1 Month Index + 1.910% 7.2375% 12/15/36 (b)(c)(d)	510,000	181,436
sequential payer Series 2014-150E Class A, 3.912% 9/9/32 (b)	1,325,000	1,063,430
Open Trust 2023-Air sequential payer Series 2023-AIR Class A, CME Term SOFR 1 Month Index + 3.080% 8.4131% 10/15/28 (b)(c)(d)	646,000	646,000
OPG Trust floater Series 2021-PORT Class A, CME Term SOFR 1 Month Index + 0.590% 5.9215% 10/15/36 (b)(c)(d)	2,705,831	2,634,499
RLGH Trust floater Series 2021-TROT Class A, CME Term SOFR 1 Month Index + 0.910% 6.2375% 4/15/36 (b)(c)(d)	650,000	633,469
Scg 2023-Nash Mtg Trust floater sequential payer Series 2023-NASH Class A, CME Term SOFR 1 Month Index + 2.390% 7.7217% 12/15/40 (b)(c)(d)	655,000	654,177
SREIT Trust floater Series 2021-MFP Class A, CME Term SOFR 1 Month Index + 0.840% 6.1682% 11/15/38 (b)(c)(d)	1,753,000	1,720,507
Wells Fargo Commercial Mortgage Trust Series 2015-NXS2 Class A2, 3.02% 7/15/58	76,770	74,238
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $86,027,186)		81,975,900

Municipal Securities - 0.0%
	Principal Amount (a)	Value ($)
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2021 A1, 1.711% 6/1/24 (Cost $800,000)	800,000	783,714

Bank Notes - 0.0%
	Principal Amount (a)	Value ($)
Fifth Third Bank, Cincinnati 2.25% 2/1/27 (Cost $470,364)	520,000	467,642

Certificates of Deposit - 0.4%
	Principal Amount (a)	Value ($)
Toronto-Dominion Bank yankee U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.670% 5.98% 3/25/24 (c)(d)	4,000,000	4,005,761
Wells Fargo Bank NA U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.630% 5.94% 7/18/24 (c)(d)	10,000,000	10,013,905
TOTAL CERTIFICATES OF DEPOSIT (Cost $14,000,000)		14,019,666

Commercial Paper - 0.2%
	Principal Amount (a)	Value ($)
Bayer Corp. 5.93% 7/9/24	4,000,000	3,856,011
Harley-Davidson Financial Services, Inc. 0% 1/5/24	1,740,000	1,730,030
Targa Resources Corp. 0% 12/18/23	1,740,000	1,735,474
TOTAL COMMERCIAL PAPER (Cost $7,319,065)		7,321,515

Short-Term Funds - 58.3%
	Shares	Value ($)
Short-Term Funds - 58.3%
Baird Short-Term Bond Fund - Institutional Class	14,242,571	132,740,759
Baird Ultra Short Bond Fund Institutional Class	36,036,320	363,246,108
Fidelity SAI Short-Term Bond Fund (g)	14,762,227	141,274,508
iShares Lehman 1-3 Year Treasury Bond ETF	2,891,089	236,057,417
iShares Short Maturity Bond ETF	389,787	19,641,367
iShares Short Treasury Bond ETF (h)	636,742	70,417,298
iShares Ultra Short-Term Bond ETF (h)	4,327,427	218,426,878
JPMorgan Ultra-Short Income ETF	7,534,812	379,302,436
Morgan Stanley Institutional Fund Trust Ultra-Short Income Portfolio Class IR	9,322,934	93,136,112
PIMCO Short-Term Fund Institutional Class	45,603,888	436,429,202
SPDR Lehman 1-3 Month T-Bill ETF (h)	274,467	25,207,049
T. Rowe Price Ultra Short-Term Bond Fund	51,167,993	255,328,285

TOTAL SHORT-TERM FUNDS (Cost $2,385,128,667)		2,371,207,419

Money Market Funds - 2.5%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (i)	49,163,900	49,173,733
Fidelity Investments Money Market Government Portfolio Institutional Class 5.28% (g)(j)	3,867,845	3,867,845
Fidelity Securities Lending Cash Central Fund 5.39% (i)(k)	43,890,250	43,894,639
State Street Institutional U.S. Government Money Market Fund Premier Class 5.31% (j)	3,768,324	3,768,324
TOTAL MONEY MARKET FUNDS (Cost $100,704,541)		100,704,541

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $4,137,808,188)	4,101,493,555
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(35,793,969)
NET ASSETS - 100.0%	4,065,699,586

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	691	Mar 2024	141,282,508	366,113	366,113

Sold

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	142	Mar 2024	15,591,156	(67,874)	(67,874)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	48	Mar 2024	5,128,875	(37,568)	(37,568)
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	116	Mar 2024	13,167,813	(72,665)	(72,665)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	21	Mar 2024	2,583,000	(48,920)	(48,920)

TOTAL SOLD					(227,027)

TOTAL FUTURES CONTRACTS					139,086
The notional amount of futures purchased as a percentage of Net Assets is 3.5%
The notional amount of futures sold as a percentage of Net Assets is 0.9%

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $497,261,687 or 12.2% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $911,374.
(f)	Level 3 security
(g)	Affiliated Fund
(h)	Security or a portion of the security is on loan at period end.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(k)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	46,939,868	249,147,083	246,913,218	821,709	-	-	49,173,733	0.1%
Fidelity Securities Lending Cash Central Fund 5.39%	4,014,457	1,385,547,827	1,345,667,645	59,729	-	-	43,894,639	0.2%
Total	50,954,325	1,634,694,910	1,592,580,863	881,438	-	-	93,068,372

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Investments Money Market Government Portfolio Institutional Class 5.28%	141,768,749	125,397,238	263,298,142	1,427,748	-	-	3,867,845
Fidelity SAI Short-Term Bond Fund	148,312,401	2,576,568	10,002,055	2,574,513	(522,515)	910,109	141,274,508
	290,081,150	127,973,806	273,300,197	4,002,261	(522,515)	910,109	145,142,353

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.
Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Corporate Bonds	845,451,547	-	845,451,547	-

U.S. Government and Government Agency Obligations	323,064,541	-	323,064,541	-

U.S. Government Agency - Mortgage Securities	32,655,159	-	32,655,159	-

Asset-Backed Securities	286,346,307	-	286,346,307	-

Collateralized Mortgage Obligations	37,495,604	-	37,495,604	-

Commercial Mortgage Securities	81,975,900	-	81,526,945	448,955

Municipal Securities	783,714	-	783,714	-

Bank Notes	467,642	-	467,642	-

Certificates of Deposit	14,019,666	-	14,019,666	-

Commercial Paper	7,321,515	-	7,321,515	-

Short-Term Funds	2,371,207,419	2,371,207,419	-	-

Money Market Funds	100,704,541	100,704,541	-	-
Total Investments in Securities:	4,101,493,555	2,471,911,960	1,629,132,640	448,955
Derivative Instruments: Assets
Futures Contracts	366,113	366,113	-	-
Total Assets	366,113	366,113	-	-
Liabilities
Futures Contracts	(227,027)	(227,027)	-	-
Total Liabilities	(227,027)	(227,027)	-	-
Total Derivative Instruments:	139,086	139,086	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of November 30, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Interest Rate Risk
Futures Contracts (a)	366,113	(227,027)
Total Interest Rate Risk	366,113	(227,027)
Total Value of Derivatives	366,113	(227,027)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements (Unaudited)
Statement of Assets and Liabilities
		November 30, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $42,939,848) - See accompanying schedule:
Unaffiliated issuers (cost $3,893,658,450)	$3,863,282,830
Fidelity Central Funds (cost $93,068,372)	93,068,372
Other affiliated issuers (cost $151,081,366)	145,142,353

Total Investment in Securities (cost $4,137,808,188)		$4,101,493,555
Foreign currency held at value (cost $246)		262
Receivable for investments sold		50,917,489
Receivable for fund shares sold		2,917,633
Interest receivable		10,293,316
Distributions receivable from Fidelity Central Funds		176,202
Receivable for daily variation margin on futures contracts		62,094
Prepaid expenses		3,284
Other receivables		96,314
Total assets		4,165,960,149
Liabilities
Payable to custodian bank	$43,723
Payable for investments purchased	44,067,671
Payable for fund shares redeemed	9,032,203
Distributions payable	3,014,333
Accrued management fee	98,244
Other payables and accrued expenses	132,289
Collateral on securities loaned	43,872,100
Total Liabilities		100,260,563
Net Assets		$4,065,699,586
Net Assets consist of:
Paid in capital		$4,191,158,038
Total accumulated earnings (loss)		(125,458,452)
Net Assets		$4,065,699,586
Net Asset Value, offering price and redemption price per share ($4,065,699,586 ÷ 411,535,332 shares)		$9.88

Statement of Operations
		Six months ended November 30, 2023 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$56,618,828
Affiliated issuers		4,002,261
Interest		38,517,551
Income from Fidelity Central Funds (including $59,729 from security lending)		881,438
Total Income		100,020,078
Expenses
Management fee	$6,101,053
Custodian fees and expenses	19,495
Independent trustees' fees and expenses	13,002
Registration fees	44,473
Audit	32,082
Legal	3,647
Miscellaneous	10,168
Total expenses before reductions	6,223,920
Expense reductions	(5,369,590)
Total expenses after reductions		854,330
Net Investment income (loss)		99,165,748
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(9,088,800)
Affiliated issuers	(522,515)
Futures contracts	(864,232)
Total net realized gain (loss)		(10,475,547)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	26,988,114
Affiliated issuers	910,109
Assets and liabilities in foreign currencies	5
Futures contracts	408,392
Total change in net unrealized appreciation (depreciation)		28,306,620
Net gain (loss)		17,831,073
Net increase (decrease) in net assets resulting from operations		$116,996,821
Statement of Changes in Net Assets

	Six months ended November 30, 2023 (Unaudited)	Year ended May 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$99,165,748	$133,899,239
Net realized gain (loss)	(10,475,547)	(70,056,347)
Change in net unrealized appreciation (depreciation)	28,306,620	27,578,800
Net increase (decrease) in net assets resulting from operations	116,996,821	91,421,692
Distributions to shareholders	(96,309,549)	(131,562,158)

Share transactions
Proceeds from sales of shares	521,514,759	2,679,155,241
Reinvestment of distributions	77,675,967	102,997,070
Cost of shares redeemed	(876,319,149)	(4,199,251,103)

Net increase (decrease) in net assets resulting from share transactions	(277,128,423)	(1,417,098,792)
Total increase (decrease) in net assets	(256,441,151)	(1,457,239,258)

Net Assets
Beginning of period	4,322,140,737	5,779,379,995
End of period	$4,065,699,586	$4,322,140,737

Other Information
Shares
Sold	53,034,311	273,102,994
Issued in reinvestment of distributions	7,892,704	10,502,359
Redeemed	(89,096,871)	(428,307,418)
Net increase (decrease)	(28,169,856)	(144,702,065)

Financial Highlights
Strategic Advisers® Short Duration Fund

	Six months ended (Unaudited) November 30, 2023	Years ended May 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$9.83	$9.89	$10.13	$10.06	$10.04	$10.03
Income from Investment Operations
Net investment income (loss) A,B	.228	.296	.075	.106	.229	.254
Net realized and unrealized gain (loss)	.043	(.052)	(.230)	.081	.020	.018
Total from investment operations	.271	.244	(.155)	.187	.249	.272
Distributions from net investment income	(.217)	(.304)	(.085)	(.112)	(.229)	(.259)
Distributions from net realized gain	(.004)	-	-	(.005)	-	(.003)
Total distributions	(.221)	(.304)	(.085)	(.117)	(.229)	(.262)
Net asset value, end of period	$9.88	$9.83	$9.89	$10.13	$10.06	$10.04
Total Return C	2.79%	2.52%	(1.54)%	1.86%	2.51%	2.75%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.29% F	.30%	.30%	.30%	.30%	.32%
Expenses net of fee waivers, if any	.04% F	.05%	.05%	.05%	.05%	.07%
Expenses net of all reductions	.04% F	.05%	.05%	.05%	.05%	.07%
Net investment income (loss)	4.63% F	3.01%	.74%	1.05%	2.28%	2.54%
Supplemental Data
Net assets, end of period (000 omitted)	$4,065,700	$4,322,141	$5,779,380	$6,180,788	$8,049,040	$7,144,753
Portfolio turnover rate G	40% F	49%	43%	102%	58%	33%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

FAnnualized.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements (Unaudited)
For the period ended November 30, 2023

1. Organization.
Strategic Advisers Short Duration Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to certain managed account clients of Strategic Advisers LLC (Strategic Advisers), an affiliate of Fidelity Management & Research Company LLC (FMR).
2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  Corporate bonds, bank notes, municipal securities, U.S. government and government agency obligations, commercial paper and certificates of deposit are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Strategic Advisers Short Duration Fund	$96,314

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), futures contracts, market discount, capital loss carryforwards, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$14,705,532
Gross unrealized depreciation	(46,544,608)
Net unrealized appreciation (depreciation)	$(31,839,076)
Tax cost	$4,133,471,717

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(20,362,314)
Long-term	(64,201,238)
Total capital loss carryforward	$(84,563,552)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
3. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Strategic Advisers Short Duration Fund	649,184,981	1,019,347,177

5. Fees and Other Transactions with Affiliates.
Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month to the aggregate of the fee rates, payable monthly by the investment adviser, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed .55% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .28% of the Fund's average net assets.

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Sub-Advisers. FIAM LLC (an affiliate of the investment adviser) and T. Rowe Price Associates, Inc. each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid as described in the Management Fee note.

Interfund Trades. Funds may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Strategic Advisers Short Duration Fund	$3,591
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Strategic Advisers Short Duration Fund	$6,465	$-	$-

9. Expense Reductions.
The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2026. During the period, this waiver reduced the Fund's management fee by $5,356,241.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $13,349.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2023 to November 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value June 1, 2023	Ending Account Value November 30, 2023	Expenses Paid During Period- C June 1, 2023 to November 30, 2023

Strategic Advisers® Short Duration Fund	.04%
Actual		$ 1,000	$ 1,027.90	$ .20
Hypothetical-B		$ 1,000	$ 1,024.80	$ .20

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Amended Sub-Advisory Agreement
Strategic Advisers Short Duration Fund
In June 2023, the Board of Trustees, including the Independent Trustees (together, the Board) voted to approve an amendment to the fee schedule for the existing sub-advisory agreement among Strategic Advisers, FIAM LLC (the Sub-Adviser) and Fidelity Rutland Square Trust II (Trust) on behalf of the fund. The Board noted that the updated fee schedule in the Amended Sub-Advisory Agreement became effective as of April 1, 2023 and will result in the same or lower fees at all asset levels. The Board also noted that no other material contract terms are impacted by the Amended Sub-Advisory Agreement. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.
In considering whether to approve the Amended Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Amended Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. The Board's decision to approve the Amended Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. In addition, individual Trustees did not necessarily attribute the same weight or importance to each factor.
Nature, Extent, and Quality of Services Provided.  The Board considered the backgrounds of the investment personnel that provide services to the fund, the fund's investment objective, strategies and related investment philosophy, the current sub-adviser line-up, and the structure of the investment personnel compensation programs and whether such structure provides appropriate incentives to act in the best interests of the fund in connection with its annual renewal of the fund's management contract, sub-advisory agreements and sub-subadvisory agreements at its September 2022 meeting. The Board considered the detailed information provided by Strategic Advisers and the Sub-Adviser with respect to the fund and the other funds it sub-advises in the June 2023 annual contract renewal materials.
The Board noted that it had approved the existing sub-advisory agreement with the Sub-Adviser at its September 2022 meeting and that the Amended Sub-Advisory Agreement will not result in any changes to: (i) the nature, extent and quality of the sub-advisory services provided; (ii) the investment process or strategies employed in the management of the fund's assets; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management.
Investment Performance. The Board did not consider performance to be a material factor in its decision to approve the Amended Sub-Advisory Agreement because the approval of the Amended Sub-Advisory Agreement will not result in any changes (i) to the fund's investment processes or strategies; or (ii) in the persons primarily responsible for the day-to-day management of the fund.
Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Amended Sub-Advisory Agreement should continue to benefit the fund's shareholders.
Competitiveness of Management Fee and Total Fund Expenses.  The Board noted that the Amended Sub-Advisory Agreement will not result in changes to the maximum aggregate annual management fee payable by the fund or Strategic Advisers' portion of the management fee. The Board considered Strategic Advisers' contractual agreement to waive its portion of the fund's management fee.
The Board also considered that the Amended Sub-Advisory Agreement is expected to result in a decrease in the total management fee rate of the fund.  Based on its review, the Board concluded that the fund's management fee structure and projected total expenses bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.
Costs of the Services and Profitability.  Because the Amended Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund or Strategic Advisers' portion of the management fee, the Board did not consider the costs of services and profitability to be significant factors in its decision to approve the Amended Sub-Advisory Agreement.
Potential Fall-Out Benefits.  The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, as well as information regarding potential fall-out benefits accruing to each sub-adviser, if any, as a result of its relationship with the fund, during its annual renewal of the fund's management contract, sub-advisory agreements, and sub-subadvisory agreements. The Board considered Strategic Advisers' representation that it does not anticipate that the approval of the Amended Sub-Advisory Agreement will have a significant impact on the profitability of, or potential fall-out benefits to, Strategic Advisers or its affiliates.
Possible Economies of Scale.  The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's management contract, sub-advisory agreements, and sub-subadvisory agreements. The Board noted that the Amended Sub-Advisory Agreement will continue to provide for breakpoints with respect to the mandate that have the potential to reduce sub-advisory fees paid to the sub-adviser as assets allocated to the sub-adviser grow. The Board also noted that it did not consider the possible realization of economies of scale to be a significant factor in its decision to approve the Amended Sub-Advisory Agreement because the fund is not expected to bear any additional expenses as a result of the Amended Sub-Advisory Agreement.
Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the Amended Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered and that the Amended Sub-Advisory Agreement is in the best interests of the fund and its shareholders and should be approved. In addition, the Board concluded that the approval of the Amended Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.
Board Approval of Investment Advisory Contracts and Management Fees
Strategic Advisers Short Duration Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Strategic Advisers LLC (Strategic Advisers), the sub-advisory agreements with FIAM LLC and T. Rowe Price Associates, Inc. (each a Sub-Adviser and collectively, the Sub-Advisers) (collectively, the Sub-Advisory Agreements), and the sub-sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Japan) Limited, Fidelity Management & Research (Hong Kong) Limited, T. Rowe Price International Ltd., and T. Rowe Price Hong Kong Limited (collectively, the Sub-Sub-Advisory Agreements and, together with the management contract and the Sub-Advisory Agreements, the Advisory Contracts) for the fund.  Strategic Advisers and the Sub-Advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets at least four times per year and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The full Board or the Independent Trustees, as appropriate, act on all major matters; however, a portion of the activities of the Board (including certain of those described herein) may be conducted through standing committees that have been established by the Board. The Board, acting directly and through its committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts.
At its September 2023 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination to renew the fund's Advisory Contracts, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expenses; (iii) the total costs of the services provided by and the profits, if any, realized by Strategic Advisers from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows and whether any economies of scale are appropriately shared with fund shareholders. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board throughout the year.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders. In addition, the Board concluded that the renewal of each Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees charged under the Advisory Contracts bear a reasonable relationship to the services rendered.
Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the Investment Advisers, including the backgrounds of the fund's investment personnel and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Strategic Advisers' investment operations and investment groups. The Board considered the structure of each Investment Adviser's investment personnel compensation program and whether such structures provide appropriate incentives to act in the best interests of the fund.
The Trustees also discussed with representatives of Strategic Advisers, at meetings throughout the year, Strategic Advisers' role in, among other things, (i) setting, implementing and monitoring the investment strategies for the funds; (ii) identifying and recommending sub-advisers for the funds; (iii) overseeing compliance with federal securities laws by each sub-adviser with respect to the portion of fund assets allocated to the sub-adviser; (iv) monitoring and overseeing the performance and investment capabilities of each sub-adviser; and (v) recommending the replacement of a sub-adviser as appropriate. The Trustees considered that the Board had received from Strategic Advisers substantial information and periodic reports about Strategic Advisers' sub-adviser oversight and due diligence processes, as well as periodic reports regarding the performance of each sub-adviser.
The Board also considered the nature, extent and quality of services provided by each Sub-Adviser. The Trustees noted that under the Sub-Advisory Agreements subject to oversight by Strategic Advisers, each Sub-Adviser is responsible for, among other things, identifying investments for the portion of fund assets allocated to the Sub-Adviser, if any, and executing portfolio transactions to implement its investment strategy. In addition, the Trustees noted that each Sub-Adviser is responsible for providing such reporting as may be requested from Strategic Advisers to fulfill its oversight responsibilities discussed above.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staffs, their use of technology, and the Investment Advisers' approach to managing and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and/or fundamental analysis. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources and global compliance infrastructure, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of administrative and shareholder services performed by Strategic Advisers and its affiliates under the management contract and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, including sub-advisers, custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.
Investment Performance. In connection with the renewal of the Advisory Contracts, the Board considered annualized return information for the fund over different time periods, measured against an appropriate securities market index (benchmark index) and a peer group of mutual funds with similar objectives (peer group).
The Board considered discussions that occur at Board meetings throughout the year with representatives of Strategic Advisers about fund investment performance and the performance of each Sub-Adviser as part of regularly scheduled fund reviews and other reports to the Board on fund performance, taking into account various factors including general market conditions. The Board also considered information about performance attribution. In its discussions with representatives of Strategic Advisers regarding fund performance, the Board gave particular attention to information indicating underperformance of certain funds over different time periods and discussed with Strategic Advisers the reasons for any such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with the fund's performance notwithstanding that it lags its benchmark index peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Fund Expenses. The Board considered the amount and nature of fees paid to the Investment Advisers. The Board also considered information comparing the management fees and total expenses of the fund to those of other registered investment companies with investment objectives similar to those of the fund, as discussed below. The Board also noted Strategic Advisers' proposal to extend the management fee waiver and considered the fund's contractual maximum aggregate annual management fee rate. In considering the fund's management fee and management fee waiver and comparisons to other registered investment companies with investment objectives similar to those of the fund, the Board noted that shares of the fund are offered only to clients that participate in the Fidelity Portfolio Advisory Service managed account program. In its review of the fund's total expenses, the Board considered the fund's management fee rate as well as other fund expenses, as applicable, such as expenses from holding Fidelity and non-Fidelity mutual funds and ETFs, pricing and bookkeeping fees, and custodial, legal, and audit fees.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Strategic Advisers funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); and (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group").
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for the 12-month period ended December 31, 2022 and above the competitive median of the asset size peer group for the 12-month period ended December 31, 2022. The Board also noted that the fund's management fee rate was compared on a pre-waiver basis and, therefore, did not reflect the management fee waiver noted above. Giving effect to the waiver, the fund's management fee was below the median of the asset size peer group for the 12-month period ended December 31, 2022. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the similar sales load structure group for the 12-month period ended December 31, 2022.
Fees Charged to Other Clients. The Board also considered fee structures paid by the Investment Advisers' other clients, such as other funds advised or subadvised by the Investment Advisers, pension plan clients, and other institutional clients with similar investment mandates.
Based on its review, the Board concluded that the fund's management fee bears a reasonable relationship to the services rendered. Further, based on its review of the total expense ratios and fees charged to other clients of Strategic Advisers or its affiliates and each Sub-Adviser, the Board concluded that the total expenses of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered information regarding the revenues earned and the expenses incurred by Strategic Advisers and its affiliates in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.
On an annual basis, Strategic Advisers presents to the Board information about the profitability of its relationships with the fund. Strategic Advisers calculates profitability information for the fund using a series of detailed revenue and cost allocation methodologies. The Board reviews any significant changes from the prior year's methodologies. Strategic Advisers noted that, to the extent possible, it employs the same corporate reporting of revenues and expenses as those used by other Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.
The Board considered the costs of the services provided by and the profits realized, if any, by Strategic Advisers and its affiliates in connection with the operation of the fund and was satisfied that the profitability was not excessive.
The Board also considered information regarding the profitability of the Sub-Advisers' respective relationships with the fund and the potential fall-out benefits, if any, that may accrue to the Sub-Advisers as a result of their respective relationships with the fund. The Board noted the difficulty in evaluating a Sub-Adviser's costs and the profitability of a Sub-Advisory Agreement to a Sub-Adviser because of, among other things, differences in the type and content of information provided by each Sub-Adviser due to differences in business models, cost accounting methods, and profitability calculation methodologies among the Sub-Advisers. Accordingly, the Board considered profitability information provided by the Sub-Advisers in light of the nature of the relationships between Strategic Advisers and the Sub-Advisers with respect to the negotiation of sub-advisory fees.
Possible Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Strategic Advisers funds, whether the Strategic Advisers funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board considered that the fund's Sub-Advisory Agreements provide for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees under such contracts would accrue directly to the fund. The Board also took Strategic Advisers' management fee waiver into consideration.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements bear a reasonable relationship to the services rendered and that the fund's Advisory Contracts should be renewed because each agreement is in the best interests of the fund and its shareholders. In addition, the Board concluded that the renewal of each Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

1.934461.111
ASD-SANN-0124
Strategic Advisers® Large Cap Fund

Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public

Semi-Annual Report
November 30, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary November 30, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)
(excluding cash equivalents)
Microsoft Corp.	6.3
Fidelity Growth Company Fund	5.3
Apple, Inc.	4.8
Amazon.com, Inc.	3.1
NVIDIA Corp.	2.6
Fidelity SAI U.S. Low Volatility Index Fund	2.0
Meta Platforms, Inc. Class A	2.0
Alphabet, Inc. Class C	1.6
Alphabet, Inc. Class A	1.5
Fidelity SAI U.S. Quality Index Fund	1.3
30.5

Market Sectors (% of Fund's net assets)
(Stocks Only)
Information Technology	23.3
Financials	12.9
Health Care	11.6
Consumer Discretionary	9.4
Communication Services	7.9
Industrials	7.7
Consumer Staples	4.9
Energy	4.4
Materials	2.0
Utilities	1.9
Real Estate	1.7
Investment Companies	1.2

Asset Allocation (% of Fund's net assets)

Futures - 0.1%

Asset Allocation of funds in the pie chart reflect the categorizations of the asset as defined by Morningstar as of the reporting date.

Schedule of Investments November 30, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 87.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 7.9%
Diversified Telecommunication Services - 0.4%
AT&T, Inc.	5,937,811	98,389,528
Bandwidth, Inc. (a)	1,100	12,078
Cellnex Telecom SA (b)	47,600	1,817,299
Consolidated Communications Holdings, Inc. (a)	4,300	18,490
Frontier Communications Parent, Inc. (a)(c)	6,500	142,285
Globalstar, Inc. (a)	151,700	241,203
IDT Corp. Class B (a)	5,161	151,475
Iridium Communications, Inc.	34,900	1,329,690
Liberty Global Ltd. Class C	54,800	922,832
Lumen Technologies, Inc. (a)	474,400	621,464
Verizon Communications, Inc.	3,281,043	125,762,378
		229,408,722
Entertainment - 1.1%
Electronic Arts, Inc.	229,177	31,628,718
Endeavor Group Holdings, Inc.	1,484,630	36,091,355
Liberty Media Corp. Liberty Live Class C	76,452	2,618,481
Live Nation Entertainment, Inc. (a)	80,000	6,737,600
Madison Square Garden Sports Corp.	400	67,676
Netflix, Inc. (a)	655,872	310,863,652
Playstudios, Inc. Class A (a)	900	2,151
Playtika Holding Corp. (a)	1,902	16,528
Roku, Inc. Class A (a)	170,812	17,798,610
Sea Ltd. ADR (a)	101,800	3,687,196
Spotify Technology SA (a)	73,573	13,619,098
Take-Two Interactive Software, Inc. (a)	8,200	1,297,240
The Walt Disney Co.	1,345,575	124,721,347
TKO Group Holdings, Inc.	26,808	2,073,063
Warner Bros Discovery, Inc. (a)	17,300	180,785
Warner Music Group Corp. Class A	4,034	133,566
		551,537,066
Interactive Media & Services - 5.1%
Alphabet, Inc.:
Class A (a)	6,075,035	805,124,389
Class C (a)	6,325,069	847,053,240
DHI Group, Inc. (a)	5,388	13,254
Eventbrite, Inc. (a)	41,500	292,575
IAC, Inc. (a)	117,976	5,642,792
Match Group, Inc. (a)	314,343	10,178,426
Meta Platforms, Inc. Class A (a)	3,136,661	1,026,158,646
Pinterest, Inc. Class A (a)	142,800	4,865,196
QuinStreet, Inc. (a)	8,973	112,073
Snap, Inc. Class A (a)	417,359	5,772,075
Vimeo, Inc. (a)	104,100	366,432
Yelp, Inc. (a)	11,531	504,020
ZipRecruiter, Inc. (a)	3,300	44,253
		2,706,127,371
Media - 0.8%
Altice U.S.A., Inc. Class A (a)	176,600	406,180
AMC Networks, Inc. Class A (a)	19,800	301,752
Charter Communications, Inc. Class A (a)	272,289	108,950,998
Clear Channel Outdoor Holdings, Inc. (a)	2,111	3,061
Comcast Corp. Class A	5,007,482	209,763,421
comScore, Inc. (a)	7,311	4,913
E.W. Scripps Co. Class A (a)	9,608	66,391
Entravision Communication Corp. Class A	2,280	9,052
Fox Corp.:
Class A	1,208,047	35,685,708
Class B	11,032	305,145
Gannett Co., Inc. (a)	52,000	96,200
Gray Television, Inc.	9,200	71,116
Interpublic Group of Companies, Inc.	328,969	10,112,507
John Wiley & Sons, Inc. Class A	1,000	30,210
Liberty Broadband Corp.:
Class A (a)	71,400	5,921,916
Class C (a)	89,494	7,438,741
Liberty Media Corp. Liberty SiriusXM (a)	525,159	14,174,041
Nexstar Broadcasting Group, Inc. Class A	66,589	9,450,977
Omnicom Group, Inc.	280,353	22,604,862
Paramount Global Class B (c)	18,400	264,408
Scholastic Corp.	8	304
Sinclair, Inc. Class A (c)	3,401	42,887
TechTarget, Inc. (a)	400	11,840
TEGNA, Inc.	308,100	4,723,173
The Trade Desk, Inc. (a)	8,200	577,772
WideOpenWest, Inc. (a)	3,483	13,932
		431,031,507
Wireless Telecommunication Services - 0.5%
Gogo, Inc. (a)	21,000	210,630
T-Mobile U.S., Inc.	1,846,602	277,821,271
U.S. Cellular Corp. (a)	2,186	99,310
		278,131,211
TOTAL COMMUNICATION SERVICES		4,196,235,877
CONSUMER DISCRETIONARY - 9.4%
Automobile Components - 0.1%
Aptiv PLC (a)	226,166	18,735,591
BorgWarner, Inc.	781,528	26,329,678
Compagnie Generale des Etablissements Michelin SCA ADR	705,000	11,801,700
Lear Corp.	34,100	4,560,875
Motorcar Parts of America, Inc. (a)	1,581	15,241
Phinia, Inc. (c)	88,000	2,244,000
The Goodyear Tire & Rubber Co. (a)	317,400	4,408,686
Visteon Corp. (a)	4,600	545,882
		68,641,653
Automobiles - 1.3%
Ferrari NV	7,100	2,548,616
Ford Motor Co.	2,961,951	30,389,617
General Motors Co.	1,421,091	44,906,476
Harley-Davidson, Inc.	380,600	11,414,194
Rivian Automotive, Inc. (a)(c)	657,111	11,013,180
Tesla, Inc. (a)	2,392,536	574,400,043
		674,672,126
Broadline Retail - 3.2%
Alibaba Group Holding Ltd. sponsored ADR (a)	144,171	10,795,524
Amazon.com, Inc. (a)	11,364,621	1,660,257,482
Coupang, Inc. Class A (a)	39,100	597,448
eBay, Inc.	543,178	22,275,730
Etsy, Inc. (a)	17,719	1,343,277
Kohl's Corp. (c)	232,700	5,456,815
Macy's, Inc. (c)	451,300	7,157,618
Qurate Retail, Inc. Series A (a)	131,000	101,132
		1,707,985,026
Distributors - 0.1%
Genuine Parts Co.	84,233	11,184,458
LKQ Corp.	110,400	4,916,112
Pool Corp.	1,700	590,444
		16,691,014
Diversified Consumer Services - 0.0%
2U, Inc. (a)	14,600	14,343
Adtalem Global Education, Inc. (a)	1,675	95,425
American Public Education, Inc. (a)	3,578	28,159
Carriage Services, Inc.	475	10,730
Chegg, Inc. (a)	127,700	1,268,061
Coursera, Inc. (a)	59,100	1,167,225
Duolingo, Inc. (a)	10,400	2,207,816
Grand Canyon Education, Inc. (a)	4,700	642,584
H&R Block, Inc.	85,400	3,878,868
Laureate Education, Inc. Class A	26,900	353,197
Service Corp. International	59,800	3,663,946
Udemy, Inc. (a)	790	11,755
		13,342,109
Hotels, Restaurants & Leisure - 2.0%
Airbnb, Inc. Class A (a)	372,918	47,114,460
ARAMARK Holdings Corp.	900	25,209
Booking Holdings, Inc. (a)	56,200	175,664,340
Boyd Gaming Corp.	28,485	1,682,039
Caesars Entertainment, Inc. (a)	117,200	5,241,184
Carnival Corp. (a)	276,070	4,157,614
Century Casinos, Inc. (a)	100	430
Chipotle Mexican Grill, Inc. (a)	74,722	164,556,525
Churchill Downs, Inc. (c)	41,000	4,746,570
Darden Restaurants, Inc.	100,616	15,743,386
Dine Brands Global, Inc.	79,600	3,460,212
Domino's Pizza, Inc.	21,841	8,581,110
Doordash, Inc. (a)	4,600	432,308
Draftkings Holdings, Inc. (a)	98,500	3,766,640
Expedia, Inc. (a)	55,978	7,623,084
Flutter Entertainment PLC (a)	1,190	185,836
Hilton Worldwide Holdings, Inc.	864,674	144,850,188
Las Vegas Sands Corp.	547,977	25,272,699
Lindblad Expeditions Holdings (a)	200	1,570
Marriott International, Inc. Class A	224,712	45,549,122
Marriott Vacations Worldwide Corp.	29,795	2,172,056
McDonald's Corp.	582,248	164,100,776
MGM Resorts International	900	35,496
Monarch Casino & Resort, Inc.	1,102	69,294
Noodles & Co. (a)	19,476	59,597
Norwegian Cruise Line Holdings Ltd. (a)(c)	399,800	6,104,946
Penn Entertainment, Inc. (a)	26,400	648,384
Red Rock Resorts, Inc.	19,200	854,976
Royal Caribbean Cruises Ltd. (a)	286,811	30,820,710
Rush Street Interactive, Inc. (a)	1,400	5,894
Starbucks Corp.	648,390	64,385,127
Target Hospitality Corp. (a)	400	4,364
Texas Roadhouse, Inc. Class A (c)	54,310	6,113,134
Wynn Resorts Ltd.	157,993	13,337,769
Yum China Holdings, Inc.	162,000	6,995,160
Yum! Brands, Inc.	905,463	113,680,880
		1,068,043,089
Household Durables - 0.4%
Bassett Furniture Industries, Inc.	100	1,652
D.R. Horton, Inc.	153,184	19,557,001
Ethan Allen Interiors, Inc.	762	20,452
Garmin Ltd.	1,772	216,609
GoPro, Inc. Class A (a)	18,812	67,911
Green Brick Partners, Inc. (a)	700	33,215
Leggett & Platt, Inc.	2,300	52,601
Lennar Corp.:
Class A	611,302	78,197,752
Class B (c)	6,000	688,440
Lovesac (a)	100	2,076
Mohawk Industries, Inc. (a)	90,756	8,014,662
Newell Brands, Inc.	514,842	3,928,244
NVR, Inc. (a)	5,581	34,353,232
PulteGroup, Inc.	431,539	38,156,678
Skyline Champion Corp. (a)	1,900	114,361
Sony Group Corp. sponsored ADR	158,000	13,580,100
Toll Brothers, Inc.	25,800	2,215,962
TopBuild Corp. (a)	6,200	1,833,836
TRI Pointe Homes, Inc. (a)	200	5,836
Universal Electronics, Inc. (a)	2,473	19,265
Vizio Holding Corp. (a)	12,200	81,740
Whirlpool Corp.	74,800	8,145,720
		209,287,345
Leisure Products - 0.0%
Acushnet Holdings Corp. (c)	11,800	666,700
Brunswick Corp.	25,400	2,003,298
Hasbro, Inc.	12,467	578,593
JAKKS Pacific, Inc. (a)	1,867	54,964
Latham Group, Inc. (a)	100	226
MasterCraft Boat Holdings, Inc. (a)	2,181	43,620
Mattel, Inc. (a)	54,900	1,043,100
Sturm, Ruger & Co., Inc.	9	396
		4,390,897
Specialty Retail - 2.0%
Advance Auto Parts, Inc.	39,100	1,985,889
Asbury Automotive Group, Inc. (a)	300	62,946
AutoNation, Inc. (a)	103,000	13,932,810
AutoZone, Inc. (a)	27,080	70,676,904
Barnes & Noble Education, Inc. (a)	3,910	4,340
Bath & Body Works, Inc.	330,244	10,772,559
Best Buy Co., Inc.	211,487	15,002,888
Build-A-Bear Workshop, Inc.	200	4,886
Burlington Stores, Inc. (a)	522,429	88,598,734
CarMax, Inc. (a)	105,024	6,715,235
CarParts.com, Inc. (a)	47,000	143,820
Chewy, Inc. (a)	29	505
Conn's, Inc. (a)	6,500	21,450
Dick's Sporting Goods, Inc.	133,918	17,422,732
Foot Locker, Inc.	24,200	651,706
Genesco, Inc. (a)	7,600	284,012
Group 1 Automotive, Inc.	2,300	648,830
GrowGeneration Corp. (a)	15	40
Lands' End, Inc. (a)	603	4,257
Lithia Motors, Inc. Class A (sub. vtg.)	7,300	1,949,027
LL Flooring Holdings, Inc. (a)	17,100	59,850
Lowe's Companies, Inc.	1,150,142	228,682,734
Monro, Inc. (c)	1,400	40,488
Murphy U.S.A., Inc.	19,663	7,266,462
National Vision Holdings, Inc. (a)	800	14,760
O'Reilly Automotive, Inc. (a)	137,505	135,082,162
Penske Automotive Group, Inc. (c)	86,200	12,869,660
Ross Stores, Inc.	280,968	36,632,608
Sally Beauty Holdings, Inc. (a)	463,900	4,485,913
Sleep Number Corp. (a)	17,700	179,478
Sonic Automotive, Inc. Class A (sub. vtg.)	100	5,127
The Aaron's Co., Inc.	42,141	371,262
The Cato Corp. Class A (sub. vtg.)	3,700	25,604
The Children's Place, Inc. (a)	5,500	125,125
The Container Store Group, Inc. (a)	6,100	11,468
The Home Depot, Inc.	737,836	231,304,208
The ODP Corp. (a)	67,070	3,055,039
TJX Companies, Inc.	1,622,910	142,994,600
Ulta Beauty, Inc. (a)	26,779	11,407,586
Valvoline, Inc.	75,400	2,581,696
Williams-Sonoma, Inc.	33,500	6,282,590
Zumiez, Inc. (a)	2,700	50,976
		1,052,412,966
Textiles, Apparel & Luxury Goods - 0.3%
Columbia Sportswear Co. (c)	50,785	3,977,989
Figs, Inc. Class A (a)(c)	212,486	1,542,648
Fossil Group, Inc. (a)	14,400	15,840
G-III Apparel Group Ltd. (a)	100	2,877
Levi Strauss & Co. Class A (c)	25,400	393,446
lululemon athletica, Inc. (a)	73,067	32,646,336
NIKE, Inc. Class B	869,651	95,896,416
PVH Corp.	39,200	3,832,976
Ralph Lauren Corp.	61,609	7,970,972
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	39,200	2,309,272
Tapestry, Inc.	234,393	7,423,226
Under Armour, Inc. Class C (non-vtg.) (a)	48,000	367,680
Unifi, Inc. (a)	4,702	30,563
VF Corp.	85,400	1,428,742
Wolverine World Wide, Inc.	4,000	34,280
		157,873,263
TOTAL CONSUMER DISCRETIONARY		4,973,339,488
CONSUMER STAPLES - 4.9%
Beverages - 1.5%
Celsius Holdings, Inc. (a)	10,600	524,806
Coca-Cola Bottling Co. Consolidated	2,900	2,130,108
Constellation Brands, Inc. Class A (sub. vtg.)	308,065	74,086,552
Diageo PLC	16,800	588,023
Keurig Dr. Pepper, Inc.	1,365,698	43,115,086
Molson Coors Beverage Co. Class B	472,090	29,052,419
Monster Beverage Corp.	3,267,135	180,182,495
PepsiCo, Inc.	1,127,193	189,695,310
The Coca-Cola Co.	4,351,738	254,315,569
The Vita Coco Co., Inc. (a)	36,800	1,032,608
		774,722,976
Consumer Staples Distribution & Retail - 1.0%
Albertsons Companies, Inc.	256,740	5,589,230
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	39,000	2,224,548
BJ's Wholesale Club Holdings, Inc. (a)	20,300	1,310,974
Chefs' Warehouse Holdings (a)	907	24,398
Costco Wholesale Corp.	283,591	168,095,729
Dollar General Corp.	142,346	18,664,408
Dollar Tree, Inc. (a)	26,429	3,266,360
Grocery Outlet Holding Corp. (a)	600	16,926
Kroger Co.	1,249,163	55,300,446
Performance Food Group Co. (a)	18,527	1,205,181
SpartanNash Co.	10,256	227,376
Sysco Corp.	579,452	41,819,051
Target Corp.	146,872	19,652,942
U.S. Foods Holding Corp. (a)	82,811	3,629,606
United Natural Foods, Inc. (a)	84,500	1,229,475
Walgreens Boots Alliance, Inc.	257,700	5,138,538
Walmart, Inc.	1,267,754	197,376,620
Weis Markets, Inc.	100	6,035
		524,777,843
Food Products - 0.6%
Archer Daniels Midland Co.	311,648	22,977,807
Bunge Global SA	175,127	19,241,203
Calavo Growers, Inc.	884	19,174
Campbell Soup Co.	237,925	9,559,827
Conagra Brands, Inc.	303,800	8,594,502
Flowers Foods, Inc.	8,600	178,966
General Mills, Inc.	355,558	22,634,822
Hormel Foods Corp.	2,300	70,357
Ingredion, Inc.	125,800	12,893,242
Kellanova	85,200	4,476,408
Lamb Weston Holdings, Inc.	30,200	3,020,906
McCormick & Co., Inc. (non-vtg.)	6,283	407,327
Mondelez International, Inc.	2,149,835	152,767,275
Pilgrim's Pride Corp. (a)	300	7,668
Post Holdings, Inc. (a)(c)	75,827	6,477,901
Seaboard Corp.	2	7,030
The Hain Celestial Group, Inc. (a)	6,000	63,420
The Hershey Co.	82,861	15,571,239
The J.M. Smucker Co.	13,010	1,427,587
The Kraft Heinz Co.	1,477,094	51,860,770
The Simply Good Foods Co. (a)	86,100	3,335,514
Tootsie Roll Industries, Inc.	118	3,905
Tyson Foods, Inc. Class A	154,395	7,231,862
Vital Farms, Inc. (a)	829	11,042
Whole Earth Brands, Inc. Class A (a)	100	325
WK Kellogg Co.	9,500	106,400
		342,946,479
Household Products - 1.1%
Church & Dwight Co., Inc.	753,598	72,820,175
Colgate-Palmolive Co.	1,244,559	98,033,912
Energizer Holdings, Inc. (c)	369,525	11,396,151
Kimberly-Clark Corp.	178,175	22,045,593
Procter & Gamble Co.	2,404,015	369,064,383
Reynolds Consumer Products, Inc.	6,300	165,312
The Clorox Co.	49,000	7,024,150
		580,549,676
Personal Care Products - 0.3%
BellRing Brands, Inc. (a)	78,100	4,131,490
Coty, Inc. Class A (a)	3,700	42,180
elf Beauty, Inc. (a)	60,045	7,090,714
Estee Lauder Companies, Inc. Class A	90,100	11,504,869
Haleon PLC ADR	1,938,584	16,594,279
Kenvue, Inc.	4,488,341	91,741,690
MediFast, Inc.	1,200	79,656
Nu Skin Enterprises, Inc. Class A	5,400	91,908
Olaplex Holdings, Inc. (a)	98,000	213,640
USANA Health Sciences, Inc. (a)	400	18,904
		131,509,330
Tobacco - 0.4%
Altria Group, Inc.	1,518,175	63,824,077
Philip Morris International, Inc.	1,811,407	169,112,958
Vector Group Ltd.	58,352	624,950
		233,561,985
TOTAL CONSUMER STAPLES		2,588,068,289
ENERGY - 4.4%
Energy Equipment & Services - 0.4%
Baker Hughes Co. Class A	1,832,588	61,849,845
Championx Corp.	4,200	123,144
Expro Group Holdings NV (a)	128,500	1,998,175
Halliburton Co.	861,783	31,911,824
Helix Energy Solutions Group, Inc. (a)	1,820	16,962
Helmerich & Payne, Inc.	1,600	57,968
Liberty Oilfield Services, Inc. Class A	13,600	269,960
NOV, Inc.	60,000	1,129,200
Oceaneering International, Inc. (a)	19,200	396,672
Oil States International, Inc. (a)	2,900	19,981
Patterson-UTI Energy, Inc.	2,100	24,591
RPC, Inc.	4,400	31,900
Schlumberger Ltd.	1,608,439	83,703,166
Solaris Oilfield Infrastructure, Inc. Class A	100	856
TETRA Technologies, Inc. (a)	10,358	48,890
U.S. Silica Holdings, Inc. (a)	9,800	110,544
Weatherford International PLC (a)	37,000	3,355,530
		185,049,208
Oil, Gas & Consumable Fuels - 4.0%
Africa Oil Corp.	1,378,600	2,570,366
Antero Resources Corp. (a)	75,000	1,772,250
APA Corp.	442,260	15,921,360
Athabasca Oil Corp. (a)	875,800	2,504,222
BP PLC sponsored ADR	801,871	29,099,899
California Resources Corp.	3,609	184,817
Callon Petroleum Co. (a)	1,000	31,270
Canadian Natural Resources Ltd.	34,600	2,311,280
Cheniere Energy, Inc.	109,600	19,963,640
Chesapeake Energy Corp. (c)	45,737	3,673,138
Chevron Corp.	1,811,512	260,133,123
Chord Energy Corp.	6,300	1,021,482
CNX Resources Corp. (a)	111,200	2,319,632
Comstock Resources, Inc. (c)	9,400	92,778
ConocoPhillips Co.	2,400,849	277,466,119
Coterra Energy, Inc.	927,500	24,346,875
Delek U.S. Holdings, Inc.	6,900	187,266
Devon Energy Corp.	236,146	10,619,486
Diamondback Energy, Inc.	94,607	14,608,267
Eco Atlantic Oil & Gas Ltd. (a)	621,500	77,862
EOG Resources, Inc.	1,926,039	237,037,620
EQT Corp. (c)	322,300	12,879,108
Equitrans Midstream Corp.	60,000	562,800
Exxon Mobil Corp.	6,451,672	662,844,781
Gevo, Inc. (a)(c)	60,700	68,591
Green Plains, Inc. (a)	700	17,416
Gulfport Energy Corp. (a)	700	95,928
Hess Corp.	193,391	27,183,039
HF Sinclair Corp.	292,000	15,324,160
Imperial Oil Ltd.	161,200	9,081,941
Kinder Morgan, Inc.	1,178,950	20,714,152
Kosmos Energy Ltd. (a)	378,900	2,572,731
Magnolia Oil & Gas Corp. Class A	1,511	32,487
Marathon Oil Corp.	317,600	8,076,568
Marathon Petroleum Corp.	763,120	113,849,873
Matador Resources Co.	1,700	98,396
MEG Energy Corp. (a)	370,000	6,996,721
Murphy Oil Corp.	24,185	1,034,392
New Fortress Energy, Inc.	31,200	1,200,576
Occidental Petroleum Corp.	1,291,842	76,412,454
Overseas Shipholding Group, Inc. (a)	1,600	7,760
Par Pacific Holdings, Inc. (a)	1,700	58,259
PBF Energy, Inc. Class A	17,780	789,432
Peabody Energy Corp. (c)	25,130	599,099
Phillips 66 Co.	605,703	78,069,060
Pioneer Natural Resources Co.	129,497	29,996,685
Range Resources Corp. (c)	156,500	5,086,250
Rex American Resources Corp. (a)	697	34,167
Shell PLC ADR	550,786	36,241,719
SM Energy Co.	17,500	655,375
Southwestern Energy Co. (a)	712,900	4,698,011
Suncor Energy, Inc. (c)	240,600	7,937,394
Targa Resources Corp.	87,219	7,888,959
Tellurian, Inc. (a)(c)	222,453	135,474
The Williams Companies, Inc.	994,246	36,578,310
Valero Energy Corp.	459,626	57,618,715
		2,131,383,535
TOTAL ENERGY		2,316,432,743
FINANCIALS - 12.9%
Banks - 3.2%
AIB Group PLC	311,480	1,442,302
Ameris Bancorp	428	18,224
Banc of California, Inc.	400	4,624
Bank of America Corp.	9,091,297	277,193,646
Bank OZK	900	37,674
BankUnited, Inc.	267,400	7,377,566
Banner Corp.	1,400	63,196
Berkshire Hills Bancorp, Inc.	4,100	85,813
BOK Financial Corp.	4,686	336,314
Byline Bancorp, Inc.	2,700	53,973
Capitol Federal Financial, Inc.	400	2,156
Carter Bankshares, Inc. (a)	500	6,265
Citigroup, Inc.	2,402,206	110,741,697
Citizens Financial Group, Inc.	571,871	15,594,922
Commerce Bancshares, Inc.	118,000	5,967,260
ConnectOne Bancorp, Inc.	100	1,966
Cullen/Frost Bankers, Inc.	87,000	8,551,230
Customers Bancorp, Inc. (a)	5,600	252,392
DNB Bank ASA	113,900	2,169,584
Eagle Bancorp, Inc.	1,600	37,984
East West Bancorp, Inc.	179,200	11,275,264
Eurobank Ergasias Services and Holdings SA (a)	1,883,780	3,467,386
Fifth Third Bancorp	4,077,356	118,039,456
Financial Institutions, Inc.	790	13,714
First Citizens Bancshares, Inc.	5,005	7,346,789
First Foundation, Inc.	25,786	151,622
First Horizon National Corp.	81,500	1,042,385
First Internet Bancorp	1,918	42,081
Hanmi Financial Corp.	1,700	28,288
HarborOne Bancorp, Inc.	200	2,206
HDFC Bank Ltd.	86,232	1,616,834
Heartland Financial U.S.A., Inc.	501	15,496
Heritage Commerce Corp.	300	2,547
Heritage Financial Corp., Washington	1,600	28,512
HomeStreet, Inc.	2,500	16,875
Huntington Bancshares, Inc.	1,739,085	19,582,097
JPMorgan Chase & Co.	3,461,419	540,258,278
KBC Group NV	13,428	768,821
KeyCorp	1,036,388	12,840,847
Live Oak Bancshares, Inc.	6,300	211,680
M&T Bank Corp.	285,476	36,589,459
Midland States Bancorp, Inc.	398	8,987
Mitsubishi UFJ Financial Group, Inc. sponsored ADR (c)	1,043,000	8,959,370
Pathward Financial, Inc.	20,800	1,031,472
Piraeus Financial Holdings SA (a)	651,400	2,311,499
PNC Financial Services Group, Inc.	232,575	31,155,747
Primis Financial Corp.	1,123	11,241
Regions Financial Corp.	1,862,462	31,065,866
Southside Bancshares, Inc.	100	2,743
Synovus Financial Corp.	1,600	49,264
Triumph Bancorp, Inc. (a)	100	6,787
Truist Financial Corp.	2,289,348	73,579,645
Trustmark Corp.	2,041	46,759
U.S. Bancorp	832,360	31,729,563
United Bankshares, Inc., West Virginia	900	29,799
Univest Corp. of Pennsylvania	1,090	20,590
Valley National Bancorp	5,200	47,320
WaFd, Inc.	1,300	34,749
Webster Financial Corp.	1,400	62,790
Wells Fargo & Co.	7,439,956	331,747,638
Western Alliance Bancorp.	119,139	6,102,300
Zions Bancorp NA	263,300	9,381,379
		1,710,664,933
Capital Markets - 2.7%
Affiliated Managers Group, Inc.	6,000	813,300
Ameriprise Financial, Inc.	133,256	47,107,329
Ares Management Corp.	423,695	47,559,764
Assetmark Financial Holdings, Inc. (a)	300	7,692
Bank of New York Mellon Corp.	1,466,720	70,871,910
BlackRock, Inc. Class A	35,423	26,610,820
Blackstone, Inc.	123,600	13,888,932
BrightSphere Investment Group, Inc.	500	8,725
Brookfield Asset Management Ltd. Class A	275,210	9,640,606
Brookfield Corp. Class A (c)	1,673,021	59,007,451
Carlyle Group LP	95,100	3,260,028
Cboe Global Markets, Inc.	279,754	50,968,381
Charles Schwab Corp.	3,487,480	213,852,274
CME Group, Inc.	188,795	41,225,276
Donnelley Financial Solutions, Inc. (a)	400	23,608
FactSet Research Systems, Inc.	45,849	20,790,688
Federated Hermes, Inc.	21,600	687,312
Franklin Resources, Inc.	28,400	704,320
Goldman Sachs Group, Inc.	434,660	148,453,776
Interactive Brokers Group, Inc.	36,899	2,872,218
Intercontinental Exchange, Inc.	428,232	48,749,931
Invesco Ltd.	157,400	2,246,098
Jefferies Financial Group, Inc.	1,287,527	45,629,957
KKR & Co. LP	547,792	41,544,545
London Stock Exchange Group PLC	16,182	1,824,252
LPL Financial	69,754	15,506,314
MarketAxess Holdings, Inc.	32,151	7,720,098
Moody's Corp.	153,632	56,069,535
Morgan Stanley	1,342,786	106,536,641
MSCI, Inc.	40,863	21,283,494
NASDAQ, Inc.	20,300	1,133,552
Northern Trust Corp.	150,451	11,923,242
Open Lending Corp. (a)	6,672	42,634
Raymond James Financial, Inc.	505,411	53,143,967
Robinhood Markets, Inc. (a)	112,300	988,240
S&P Global, Inc.	440,939	183,355,664
SEI Investments Co.	278,400	16,333,728
State Street Corp.	512,632	37,329,862
StepStone Group, Inc. Class A	52,587	1,347,279
Stifel Financial Corp.	146,498	8,939,308
T. Rowe Price Group, Inc.	60,900	6,097,917
Tradeweb Markets, Inc. Class A	82,422	7,986,692
UBS Group AG	222,719	6,291,812
Virtu Financial, Inc. Class A	184,527	3,317,795
		1,443,696,967
Consumer Finance - 0.5%
Ally Financial, Inc.	79,400	2,320,068
American Express Co.	880,888	150,429,244
Bread Financial Holdings, Inc.	126	3,541
Capital One Financial Corp.	499,047	55,723,588
Discover Financial Services	311,631	28,981,683
Enova International, Inc. (a)	1,588	65,426
EZCORP, Inc. (non-vtg.) Class A (a)(c)	8,500	69,700
FirstCash Holdings, Inc.	300	33,600
Green Dot Corp. Class A (a)	1,403	11,252
LendingClub Corp. (a)	34,000	214,200
LendingTree, Inc. (a)	900	15,930
Navient Corp. (c)	432,100	7,401,873
Nelnet, Inc. Class A	100	8,390
NerdWallet, Inc. (a)	2,200	25,850
OneMain Holdings, Inc.	67,884	2,871,493
PRA Group, Inc. (a)	3,506	64,966
PROG Holdings, Inc. (a)	4,500	122,670
Shriram Transport Finance Co. Ltd.	74,733	1,798,977
SLM Corp.	4,200	63,126
Synchrony Financial	124,600	4,032,056
		254,257,633
Financial Services - 4.2%
A-Mark Precious Metals, Inc.	100	2,866
Apollo Global Management, Inc.	343,121	31,567,132
Berkshire Hathaway, Inc.:
Class A (a)	8	4,367,200
Class B (a)	1,475,767	531,276,120
Block, Inc. Class A (a)	1,315,626	83,450,157
Corebridge Financial, Inc. (c)	1,776,804	37,366,188
Dlocal Ltd. (a)	136,200	2,349,450
Enact Holdings, Inc.	20,600	570,826
Equitable Holdings, Inc.	871,455	26,744,954
Euronet Worldwide, Inc. (a)	200	17,444
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	500	82,920
Fidelity National Information Services, Inc.	113,540	6,657,997
Fiserv, Inc. (a)	1,301,088	169,935,104
FleetCor Technologies, Inc. (a)	475,033	114,245,437
Flywire Corp. (a)	50,900	1,185,970
Global Payments, Inc.	738,462	85,986,515
MasterCard, Inc. Class A	1,171,245	484,696,318
Merchants Bancorp	214	7,201
MGIC Investment Corp.	288,695	5,078,145
NCR Atleos Corp.	109,650	2,435,327
NMI Holdings, Inc. (a)	500	13,750
One97 Communications Ltd. (a)	344,100	3,614,406
Payoneer Global, Inc. (a)	79,500	411,810
PayPal Holdings, Inc. (a)	689,684	39,732,695
Radian Group, Inc.	435,600	11,199,276
Repay Holdings Corp. (a)	6,600	49,500
Shift4 Payments, Inc. (a)	38,572	2,538,809
The Western Union Co.	235,100	2,734,213
Toast, Inc. (a)	4,800	71,376
UWM Holdings Corp. Class A (c)	228,668	1,246,241
Visa, Inc. Class A (c)	2,205,331	566,064,361
Voya Financial, Inc.	122,828	8,783,430
Waterstone Financial, Inc.	400	4,884
WEX, Inc. (a)	25,700	4,538,106
Worldline SA (a)(b)	94,015	1,461,150
		2,230,487,278
Insurance - 2.3%
AFLAC, Inc.	466,500	38,584,215
American Financial Group, Inc.	70,700	8,087,373
American International Group, Inc.	1,512,596	99,543,943
Aon PLC	2,400	788,376
Arch Capital Group Ltd. (a)	398,611	33,359,755
Arthur J. Gallagher & Co.	42,621	10,612,629
Assurant, Inc.	28,867	4,850,233
Axis Capital Holdings Ltd.	137,500	7,746,750
Brighthouse Financial, Inc. (a)	7,800	405,834
Brookfield Reinsurance Ltd. (c)	7,637	268,746
Brown & Brown, Inc.	139,803	10,448,876
Chubb Ltd.	725,079	166,354,875
Cincinnati Financial Corp.	227,537	23,388,528
CNA Financial Corp.	91,479	3,854,010
Direct Line Insurance Group PLC (a)	1,021,373	2,430,580
Employers Holdings, Inc.	200	7,662
Everest Re Group Ltd.	90,412	37,118,647
Fairfax Financial Holdings Ltd.	6,741	6,214,595
Fairfax Financial Holdings Ltd. (sub. vtg.)	3,854	3,542,488
Fidelity National Financial, Inc.	76,900	3,448,196
First American Financial Corp.	27,000	1,609,200
Genworth Financial, Inc. Class A (a)	1,300	7,657
Globe Life, Inc.	329,717	40,598,054
Hartford Financial Services Group, Inc.	1,229,773	96,119,058
Kinsale Capital Group, Inc.	200	70,020
Lincoln National Corp.	234,400	5,574,032
Loews Corp.	344,758	24,233,040
Markel Group, Inc. (a)	3,330	4,792,170
Marsh & McLennan Companies, Inc.	309,542	61,728,866
MBIA, Inc. (a)	8,400	60,816
Mercury General Corp.	6,000	223,500
MetLife, Inc.	1,437,215	91,449,990
Old Republic International Corp.	83,500	2,447,385
Primerica, Inc.	8,400	1,759,884
Principal Financial Group, Inc.	341,752	25,231,550
Progressive Corp.	1,585,523	260,073,338
Prudential Financial, Inc.	106,550	10,418,459
Prudential PLC	86,325	944,171
Reinsurance Group of America, Inc.	19,522	3,183,257
RenaissanceRe Holdings Ltd.	129,094	27,672,590
Ryan Specialty Group Holdings, Inc. (a)	11,400	522,918
The Travelers Companies, Inc.	347,021	62,678,933
United Fire Group, Inc.	200	4,178
Universal Insurance Holdings, Inc.	900	15,264
Unum Group	541,892	23,301,356
W.R. Berkley Corp.	157,120	11,399,056
		1,217,175,053
Mortgage Real Estate Investment Trusts - 0.0%
Annaly Capital Management, Inc.	280,900	5,075,863
Franklin BSP Realty Trust, Inc.	2,401	31,405
Granite Point Mortgage Trust, Inc.	13,400	73,700
Great Ajax Corp.	400	1,892
Invesco Mortgage Capital, Inc.	2,871	22,997
Ladder Capital Corp. Class A	18,086	202,744
Nexpoint Real Estate Finance, Inc.	100	1,637
PennyMac Mortgage Investment Trust	1,800	25,272
Rithm Capital Corp.	54,100	561,558
		5,997,068
TOTAL FINANCIALS		6,862,278,932
HEALTH CARE - 11.6%
Biotechnology - 2.3%
AbbVie, Inc.	2,773,834	394,966,223
ACADIA Pharmaceuticals, Inc. (a)	54,098	1,205,303
ADMA Biologics, Inc. (a)	800	2,960
Alector, Inc. (a)	1,100	5,962
Allakos, Inc. (a)	8,693	19,298
Alnylam Pharmaceuticals, Inc. (a)	12,628	2,124,661
Altimmune, Inc. (a)	6,827	21,573
Amgen, Inc.	721,701	194,599,458
Argenx SE ADR (a)	12,800	5,767,808
Ascendis Pharma A/S sponsored ADR (a)	28,000	2,812,040
Atara Biotherapeutics, Inc. (a)	69,800	46,068
Avidity Biosciences, Inc. (a)	3,800	29,678
Biogen, Inc. (a)	326,722	76,479,086
BioMarin Pharmaceutical, Inc. (a)	373,517	34,019,928
Blueprint Medicines Corp. (a)	28,000	1,949,920
C4 Therapeutics, Inc. (a)	16,000	26,080
CareDx, Inc. (a)	2,300	22,333
Cargo Therapeutics, Inc.	72,000	1,076,400
Chimerix, Inc. (a)	4,380	4,260
Coherus BioSciences, Inc. (a)	2,400	5,112
Cytokinetics, Inc. (a)	67,000	2,243,160
Deciphera Pharmaceuticals, Inc. (a)	300	3,783
Eagle Pharmaceuticals, Inc. (a)	5	29
Emergent BioSolutions, Inc. (a)	6,200	13,268
Enanta Pharmaceuticals, Inc. (a)	12,800	119,552
Exelixis, Inc. (a)	32,300	704,463
Fate Therapeutics, Inc. (a)	9,400	23,406
FibroGen, Inc. (a)	7,200	3,977
Gilead Sciences, Inc.	1,075,779	82,404,671
Ideaya Biosciences, Inc. (a)	693	21,795
ImmunoGen, Inc. (a)	1,400	41,090
Incyte Corp. (a)	155,651	8,458,075
Insmed, Inc. (a)	400	10,008
iTeos Therapeutics, Inc. (a)	3,000	28,080
Karuna Therapeutics, Inc. (a)	10,000	1,912,100
Karyopharm Therapeutics, Inc. (a)	4,600	3,542
Kodiak Sciences, Inc. (a)	18,800	45,496
Legend Biotech Corp. ADR (a)	56,000	3,405,920
MiMedx Group, Inc. (a)	4,600	35,742
Moderna, Inc. (a)	61,644	4,789,739
Myriad Genetics, Inc. (a)	9,400	179,446
Neurocrine Biosciences, Inc. (a)	1,600	186,544
Nuvalent, Inc. Class A (a)	600	39,222
Organogenesis Holdings, Inc. Class A (a)	2,768	7,058
Point Biopharma Global, Inc. (a)	800	10,880
Protagonist Therapeutics, Inc. (a)	300	5,463
PTC Therapeutics, Inc. (a)	16,600	382,132
Regeneron Pharmaceuticals, Inc. (a)	221,783	182,707,053
Repligen Corp. (a)(c)	39,267	6,174,736
Revolution Medicines, Inc. (a)	136	3,173
Sangamo Therapeutics, Inc. (a)	6,778	2,915
Sarepta Therapeutics, Inc. (a)	273,078	22,195,780
Seagen, Inc. (a)	11,825	2,521,208
Seres Therapeutics, Inc. (a)	200	208
Stoke Therapeutics, Inc. (a)(c)	9,154	34,694
TG Therapeutics, Inc. (a)(c)	2,700	34,587
Travere Therapeutics, Inc. (a)	15,700	98,596
Twist Bioscience Corp. (a)	500	12,025
Vanda Pharmaceuticals, Inc. (a)	13,427	49,948
Vaxcyte, Inc. (a)	61,500	3,183,855
Vericel Corp. (a)	1,400	49,756
Vertex Pharmaceuticals, Inc. (a)	495,429	175,783,163
Vir Biotechnology, Inc. (a)	50,400	478,296
Y-mAbs Therapeutics, Inc. (a)	798	4,956
		1,213,597,741
Health Care Equipment & Supplies - 1.9%
Abbott Laboratories	1,294,917	135,046,894
Accuray, Inc. (a)	2,100	5,481
Alcon, Inc.	161,000	12,176,430
Align Technology, Inc. (a)	29,184	6,239,539
Angiodynamics, Inc. (a)	15,600	101,868
AxoGen, Inc. (a)	111	727
Baxter International, Inc.	490,801	17,708,100
Becton, Dickinson & Co.	164,045	38,744,148
Boston Scientific Corp. (a)	3,094,596	172,956,970
Cerus Corp. (a)	6,500	10,465
Dentsply Sirona, Inc.	4,100	130,175
DexCom, Inc. (a)	305,063	35,240,878
Edwards Lifesciences Corp. (a)	575,162	38,944,219
Embecta Corp.	36,300	665,742
Enovis Corp. (a)	472	23,345
Glaukos Corp. (a)	48,000	3,066,720
Hologic, Inc. (a)	460,943	32,865,236
IDEXX Laboratories, Inc. (a)	59,492	27,712,563
InMode Ltd. (a)	156,872	3,725,710
Inogen, Inc. (a)	1,500	8,730
Inspire Medical Systems, Inc. (a)	34,200	4,969,602
Insulet Corp. (a)	51,755	9,786,353
Integra LifeSciences Holdings Corp. (a)	20,600	807,314
Intuitive Surgical, Inc. (a)	294,782	91,630,037
iRhythm Technologies, Inc. (a)	500	42,640
Lantheus Holdings, Inc. (a)	5,600	401,072
Masimo Corp. (a)	40,000	3,750,400
Medtronic PLC	820,052	65,005,522
Neogen Corp. (a)(c)	28,400	481,948
Nevro Corp. (a)	44,772	775,451
Omnicell, Inc. (a)	1,300	43,368
OraSure Technologies, Inc. (a)	100	732
Orthofix International NV (a)	1,299	14,354
Outset Medical, Inc. (a)	719	3,768
Penumbra, Inc. (a)(c)	52,800	11,726,352
Pulmonx Corp. (a)	100	1,090
ResMed, Inc.	6,700	1,056,791
Semler Scientific, Inc. (a)	2,991	115,273
Sensus Healthcare, Inc. (a)	1,711	4,141
Sight Sciences, Inc. (a)	1,343	4,580
Silk Road Medical, Inc. (a)	13,972	130,359
Stryker Corp.	809,544	239,892,174
Tactile Systems Technology, Inc. (a)	400	5,332
Tandem Diabetes Care, Inc. (a)	59,210	1,198,410
Teleflex, Inc.	91,847	20,728,949
The Cooper Companies, Inc.	100	33,692
Varex Imaging Corp. (a)	100	1,885
Zimmer Biomet Holdings, Inc.	328,932	38,258,081
Zimvie, Inc. (a)	23,300	220,185
		1,016,463,795
Health Care Providers & Services - 3.1%
Acadia Healthcare Co., Inc. (a)	40,000	2,919,600
agilon health, Inc. (a)(c)	540,000	5,734,800
Brookdale Senior Living, Inc. (a)	6,100	32,330
Cardinal Health, Inc.	319,129	34,172,333
Cencora, Inc.	311,250	63,298,913
Centene Corp. (a)	1,429,695	105,339,928
Cigna Group	408,874	107,484,797
Community Health Systems, Inc. (a)	6,042	15,528
Cross Country Healthcare, Inc. (a)	2,708	54,891
CVS Health Corp.	1,121,751	76,222,980
DaVita HealthCare Partners, Inc. (a)	213,015	21,612,502
Elevance Health, Inc.	298,881	143,310,451
Encompass Health Corp.	645	42,035
Enhabit Home Health & Hospice (a)	3,918	41,766
Guardant Health, Inc. (a)	600	15,102
HCA Holdings, Inc.	575,670	144,193,822
Henry Schein, Inc. (a)	118,418	7,902,033
Humana, Inc.	176,003	85,336,815
Laboratory Corp. of America Holdings	96,601	20,953,723
LifeStance Health Group, Inc. (a)	324,700	2,230,689
McKesson Corp.	228,038	107,305,561
Modivcare, Inc. (a)	2,500	94,400
Molina Healthcare, Inc. (a)	80,233	29,329,975
Opko Health, Inc. (a)	8,700	12,702
Option Care Health, Inc. (a)	3,900	116,025
Owens & Minor, Inc. (a)	15,903	316,152
Patterson Companies, Inc.	48,601	1,234,951
Pediatrix Medical Group, Inc. (a)	26,776	224,383
Privia Health Group, Inc. (a)	154,000	3,181,640
Quest Diagnostics, Inc.	118,674	16,285,633
R1 RCM, Inc. (a)(c)	13,400	141,772
Select Medical Holdings Corp.	900	20,340
Surgery Partners, Inc. (a)(c)	157,813	5,168,376
Tenet Healthcare Corp. (a)	236,900	16,348,469
The Joint Corp. (a)	596	5,239
UnitedHealth Group, Inc.	1,171,019	647,538,376
Universal Health Services, Inc. Class B	86,400	11,878,272
		1,660,117,304
Health Care Technology - 0.0%
Computer Programs & Systems, Inc. (a)	200	2,102
Evolent Health, Inc.	110,000	3,058,000
GoodRx Holdings, Inc. (a)(c)	3,200	19,168
Health Catalyst, Inc. (a)	1,101	7,905
OptimizeRx Corp. (a)	12,173	115,765
Phreesia, Inc. (a)	70,000	1,078,700
Veradigm, Inc. (a)	28,000	321,440
		4,603,080
Life Sciences Tools & Services - 1.1%
10X Genomics, Inc. (a)	105,000	4,569,600
Adaptive Biotechnologies Corp. (a)	100	438
Agilent Technologies, Inc.	155,844	19,916,863
Avantor, Inc. (a)	301,000	6,375,180
Azenta, Inc. (a)	200	11,274
Bio-Rad Laboratories, Inc. Class A (a)	500	152,460
Bio-Techne Corp.	48,915	3,076,754
Bruker Corp.	35,391	2,303,600
Charles River Laboratories International, Inc. (a)	11,995	2,363,975
Codexis, Inc. (a)	28,525	67,319
Danaher Corp.	1,250,826	279,321,954
Fortrea Holdings, Inc.	53,639	1,579,132
Gerresheimer AG	27,000	2,552,478
ICON PLC (a)	41,200	10,997,928
Illumina, Inc. (a)	175,592	17,901,604
IQVIA Holdings, Inc. (a)	38,828	8,313,075
Maravai LifeSciences Holdings, Inc. (a)	20,200	103,020
Medpace Holdings, Inc. (a)	15,700	4,250,304
Mettler-Toledo International, Inc. (a)	13,212	14,426,579
Nanostring Technologies, Inc. (a)	8,999	4,475
OmniAb, Inc. (a)	28,000	122,920
Personalis, Inc. (a)	55	84
Quanterix Corp. (a)	5,900	141,423
Revvity, Inc.	8,900	791,210
Seer, Inc. (a)	600	966
Thermo Fisher Scientific, Inc.	365,277	181,089,726
West Pharmaceutical Services, Inc.	6,485	2,274,679
		562,709,020
Pharmaceuticals - 3.2%
Aclaris Therapeutics, Inc. (a)	200	175
Amylyx Pharmaceuticals, Inc. (a)	7,300	103,368
AstraZeneca PLC:
(United Kingdom)	48,000	6,177,907
sponsored ADR	399,859	25,826,893
Atea Pharmaceuticals, Inc. (a)	400	1,196
Bristol-Myers Squibb Co.	3,297,861	162,848,376
Catalent, Inc. (a)	225,400	8,756,790
Collegium Pharmaceutical, Inc. (a)	212	5,434
Corcept Therapeutics, Inc. (a)	28,213	718,585
CorMedix, Inc. (a)(c)	6,100	19,825
Elanco Animal Health, Inc. (a)	2,129,953	25,090,846
Eli Lilly & Co.	787,004	465,150,844
Fulcrum Therapeutics, Inc. (a)(c)	12,203	58,574
GSK PLC sponsored ADR	171,037	6,155,622
Innoviva, Inc. (a)	2,604	36,065
Intra-Cellular Therapies, Inc. (a)	200	12,274
Jazz Pharmaceuticals PLC (a)	134,500	15,901,935
Johnson & Johnson	1,967,040	304,222,406
Merck & Co., Inc.	3,657,094	374,778,993
Nektar Therapeutics (a)	23,700	11,613
Novartis AG sponsored ADR	250,664	24,540,006
Novo Nordisk A/S Series B sponsored ADR	397,495	40,480,891
Nuvation Bio, Inc. (a)	3,900	4,836
Organon & Co.	179,000	2,026,280
Paratek Pharmaceuticals, Inc. rights (a)(d)	2,400	0
Pfizer, Inc.	3,617,754	110,232,964
Revance Therapeutics, Inc. (a)	5,000	33,850
Roche Holding AG sponsored ADR (c)	395,747	13,332,716
Royalty Pharma PLC	136,000	3,681,520
Sandoz Group AG ADR (c)	36,240	1,034,471
Structure Therapeutics, Inc. ADR	20,000	1,113,800
Viatris, Inc.	3,746,153	34,389,685
Zoetis, Inc. Class A	471,916	83,373,400
		1,710,122,140
TOTAL HEALTH CARE		6,167,613,080
INDUSTRIALS - 7.7%
Aerospace & Defense - 1.7%
Curtiss-Wright Corp.	22,000	4,705,800
General Dynamics Corp.	193,294	47,737,819
HEICO Corp. Class A	99,279	13,641,927
Hexcel Corp.	8,500	589,135
Howmet Aerospace, Inc.	1,281,999	67,433,147
Huntington Ingalls Industries, Inc.	87,836	20,818,889
Kaman Corp.	470	9,527
L3Harris Technologies, Inc.	197,035	37,596,248
Lockheed Martin Corp.	241,950	108,337,952
Moog, Inc. Class A	50,300	7,042,503
Northrop Grumman Corp.	141,837	67,395,269
Park Aerospace Corp.	200	3,016
RTX Corp. (c)	1,855,244	151,165,281
Textron, Inc.	339,988	26,063,480
The Boeing Co. (a)	1,087,847	251,978,001
TransDigm Group, Inc.	104,468	100,589,103
Triumph Group, Inc. (a)	30,200	337,938
Woodward, Inc.	500	67,590
		905,512,625
Air Freight & Logistics - 0.6%
Air Transport Services Group, Inc. (a)	7,840	124,734
C.H. Robinson Worldwide, Inc. (c)	504,839	41,422,040
Expeditors International of Washington, Inc.	235,639	28,356,797
FedEx Corp.	322,719	83,529,359
Forward Air Corp.	499	31,701
United Parcel Service, Inc. Class B	923,874	140,068,537
		293,533,168
Building Products - 0.6%
A.O. Smith Corp.	47,300	3,564,528
Advanced Drain Systems, Inc.	12,617	1,528,045
Allegion PLC	163,906	17,388,788
Builders FirstSource, Inc. (a)	156,189	20,946,507
Carlisle Companies, Inc.	35,604	9,983,718
Carrier Global Corp. (c)	610,849	31,739,714
Fortune Brands Home & Security, Inc.	132,100	9,039,603
Griffon Corp.	5,100	237,303
Jeld-Wen Holding, Inc. (a)	2,000	31,960
Johnson Controls International PLC	789,237	41,671,714
Lennox International, Inc.	15,500	6,303,230
Masco Corp.	228,942	13,862,438
MasterBrand, Inc.	62,100	833,382
Owens Corning	193,805	26,276,082
PGT Innovations, Inc. (a)	5,398	173,762
Resideo Technologies, Inc. (a)	500	8,215
The AZEK Co., Inc. (a)	3,792	130,786
Trane Technologies PLC	596,460	134,448,049
Trex Co., Inc. (a)	8,600	604,322
UFP Industries, Inc.	9,800	1,074,374
		319,846,520
Commercial Services & Supplies - 0.4%
Brady Corp. Class A	3,400	191,318
Cintas Corp.	47,501	26,279,928
Copart, Inc.	1,300,973	65,334,864
Deluxe Corp. (c)	215,300	3,937,837
Driven Brands Holdings, Inc. (a)	8,600	113,090
Ennis, Inc.	202	4,288
Enviri Corp. (a)	45,000	265,500
Healthcare Services Group, Inc.	1,000	9,710
Interface, Inc.	100	1,011
Millerknoll, Inc.	9,929	256,168
Pitney Bowes, Inc. (c)	700	2,828
Republic Services, Inc.	259,690	42,028,230
Rollins, Inc.	3,400	138,516
Steelcase, Inc. Class A	900	11,079
Stericycle, Inc. (a)	200	9,394
Veralto Corp.	82,712	6,389,502
Waste Connections, Inc. (United States)	240,452	32,578,841
Waste Management, Inc.	22,716	3,884,209
		181,436,313
Construction & Engineering - 0.0%
AECOM	200	17,772
Fluor Corp. (a)	62,600	2,380,678
MDU Resources Group, Inc.	1,100	21,054
MYR Group, Inc. (a)	794	98,789
Northwest Pipe Co. (a)	217	5,885
Quanta Services, Inc.	11,800	2,222,058
Sterling Construction Co., Inc. (a)	400	25,404
Valmont Industries, Inc.	4,899	1,075,673
Willscot Mobile Mini Holdings (a)	79,038	3,297,465
		9,144,778
Electrical Equipment - 0.3%
Acuity Brands, Inc.	61,700	11,060,342
American Superconductor Corp. (a)(c)	16,200	153,252
AMETEK, Inc.	179,731	27,899,643
Array Technologies, Inc. (a)	1,000	15,470
Atkore, Inc. (a)	3,500	454,650
Babcock & Wilcox Enterprises, Inc. (a)	27,600	39,192
Eaton Corp. PLC	503,304	114,597,288
Emerson Electric Co.	129,704	11,530,686
Encore Wire Corp. (c)	7,034	1,296,366
Fluence Energy, Inc. (a)(c)	1,800	45,144
Generac Holdings, Inc. (a)	400	46,828
Powell Industries, Inc.	100	8,316
Rockwell Automation, Inc.	36,329	10,006,460
TPI Composites, Inc. (a)(c)	2,000	4,220
Vertiv Holdings Co.	1,100	48,026
Vicor Corp. (a)	2,752	100,641
		177,306,524
Ground Transportation - 1.1%
Avis Budget Group, Inc. (a)	10,400	1,901,640
Canadian National Railway Co. (c)	150,900	17,496,855
Canadian Pacific Kansas City Ltd. (c)	105,857	7,621,704
Covenant Transport Group, Inc. Class A	700	29,799
CSX Corp.	3,269,292	105,598,132
Daseke, Inc. (a)	286	1,253
J.B. Hunt Transport Services, Inc.	75,745	14,033,276
Knight-Swift Transportation Holdings, Inc. Class A	44,700	2,403,966
Landstar System, Inc.	800	138,120
Marten Transport Ltd.	6,200	116,870
Norfolk Southern Corp.	291,793	63,657,561
Old Dominion Freight Lines, Inc.	134,694	52,404,048
RXO, Inc. (a)	2,261	47,391
Saia, Inc. (a)	53,618	20,931,931
Schneider National, Inc. Class B	4,900	112,847
TuSimple Holdings, Inc. (a)	6,667	5,674
U-Haul Holding Co. (a)(c)	5,600	317,016
U-Haul Holding Co. (non-vtg.)	52,900	2,864,535
Uber Technologies, Inc. (a)	1,925,266	108,546,497
Union Pacific Corp.	844,180	190,168,429
		588,397,544
Industrial Conglomerates - 0.9%
3M Co.	184,936	18,321,610
General Electric Co.	1,142,595	139,168,071
Honeywell International, Inc.	1,618,873	317,169,598
		474,659,279
Machinery - 1.7%
AGCO Corp.	213,998	24,295,193
Alamo Group, Inc.	100	18,370
Albany International Corp. Class A	396	33,985
Allison Transmission Holdings, Inc.	297,700	15,920,996
Barnes Group, Inc.	400	10,552
Caterpillar, Inc.	386,520	96,908,294
Commercial Vehicle Group, Inc. (a)	771	5,027
Cummins, Inc.	374,065	83,850,410
Deere & Co.	430,132	156,744,402
Dover Corp.	170,831	24,114,504
Enerpac Tool Group Corp. Class A	13,286	362,708
ESAB Corp.	57,300	4,420,695
Flowserve Corp.	59,600	2,280,296
Fortive Corp.	339,515	23,419,745
Franklin Electric Co., Inc.	200	17,800
Hyliion Holdings Corp. Class A (a)	1,600	910
IDEX Corp.	65,799	13,270,342
Illinois Tool Works, Inc.	121,593	29,451,041
Ingersoll Rand, Inc.	1,790,392	127,887,701
Kennametal, Inc.	1,400	32,634
Manitowoc Co., Inc. (a)	300	4,299
Middleby Corp. (a)	53,269	6,724,146
Mueller Industries, Inc.	1,488	61,797
Oshkosh Corp.	228,900	22,269,681
Otis Worldwide Corp.	474,566	40,713,017
PACCAR, Inc.	351,380	32,263,712
Parker Hannifin Corp.	221,403	95,907,352
Pentair PLC	82,800	5,343,912
Proto Labs, Inc. (a)	1,900	68,780
REV Group, Inc.	4,900	77,371
Shyft Group, Inc. (The)	32,300	357,561
Snap-On, Inc.	55,460	15,234,307
Stanley Black & Decker, Inc. (c)	460,557	41,864,631
Tennant Co.	100	8,562
The Greenbrier Companies, Inc. (c)	1,800	67,878
Timken Co.	159,337	11,535,999
Titan International, Inc. (a)	6,001	78,433
Wabash National Corp.	45,510	997,579
Westinghouse Air Brake Tech Co.	95,986	11,188,128
Xylem, Inc.	124,500	13,088,685
		900,901,435
Marine Transportation - 0.0%
Kirby Corp. (a)	2,300	176,525
Passenger Airlines - 0.1%
Alaska Air Group, Inc. (a)	164,700	6,227,307
American Airlines Group, Inc. (a)	521,493	6,482,158
Delta Air Lines, Inc.	827,731	30,568,106
Hawaiian Holdings, Inc. (a)	1,200	5,388
Southwest Airlines Co.	414,643	10,602,422
United Airlines Holdings, Inc. (a)	540,360	21,290,184
		75,175,565
Professional Services - 0.2%
Asure Software, Inc. (a)	1,625	12,951
Automatic Data Processing, Inc.	104,913	24,121,597
Broadridge Financial Solutions, Inc.	100,365	19,452,744
CACI International, Inc. Class A (a)	4,300	1,380,085
Ceridian HCM Holding, Inc. (a)(c)	168,078	11,580,574
Conduent, Inc. (a)	24,903	75,705
CSG Systems International, Inc.	144,500	7,107,955
Dun & Bradstreet Holdings, Inc.	307,616	3,257,653
Equifax, Inc.	51,188	11,144,139
ExlService Holdings, Inc. (a)	200	5,674
Franklin Covey Co. (a)	199	7,737
Heidrick & Struggles International, Inc.	200	5,436
HireRight Holdings Corp. (a)	700	9,205
Jacobs Solutions, Inc.	900	114,462
KBR, Inc.	13,200	682,044
LegalZoom.com, Inc. (a)	47,710	550,096
Leidos Holdings, Inc.	108,440	11,637,781
Manpower, Inc.	83,100	6,166,851
Parsons Corp. (a)	36,200	2,254,898
Paychex, Inc.	35,185	4,291,514
Paycom Software, Inc.	33,623	6,107,954
Resources Connection, Inc.	54	734
Robert Half, Inc.	28,100	2,303,638
Science Applications International Corp.	6,999	821,753
TrueBlue, Inc. (a)	4,500	62,730
Ttec Holdings, Inc.	5,600	104,832
Verisk Analytics, Inc.	9,400	2,269,442
Verra Mobility Corp. (a)	7,800	156,624
		115,686,808
Trading Companies & Distributors - 0.1%
Beacon Roofing Supply, Inc. (a)	600	48,216
Core & Main, Inc. (a)	8,600	301,258
Fastenal Co.	17,400	1,043,478
Ferguson PLC	54,000	9,252,360
GMS, Inc. (a)	300	20,292
Hudson Technologies, Inc. (a)	1,500	18,525
NOW, Inc. (a)	400	3,988
Rush Enterprises, Inc. Class A	5,205	206,482
SiteOne Landscape Supply, Inc. (a)	18,800	2,647,416
United Rentals, Inc.	43,443	20,679,737
W.W. Grainger, Inc.	6,400	5,031,616
Watsco, Inc. (c)	1,800	688,014
WESCO International, Inc.	3,499	545,319
		40,486,701
TOTAL INDUSTRIALS		4,082,263,785
INFORMATION TECHNOLOGY - 23.3%
Communications Equipment - 0.5%
Arista Networks, Inc. (a)	142,859	31,387,551
Cisco Systems, Inc.	3,586,029	173,492,083
CommScope Holding Co., Inc. (a)	31,300	52,271
Comtech Telecommunications Corp.	300	3,543
F5, Inc. (a)	949	162,459
Infinera Corp. (a)	36,400	141,596
Juniper Networks, Inc.	447,909	12,743,011
KVH Industries, Inc. (a)	100	479
Motorola Solutions, Inc.	202,152	65,268,816
NETGEAR, Inc. (a)	4,900	66,836
NetScout Systems, Inc. (a)	34,131	685,350
Viavi Solutions, Inc. (a)	4,900	39,592
		284,043,587
Electronic Equipment, Instruments & Components - 0.5%
Aeva Technologies, Inc. (a)	1,200	670
Amphenol Corp. Class A	878,400	79,925,616
Arlo Technologies, Inc. (a)	1,379	12,535
Arrow Electronics, Inc. (a)	125,400	14,867,424
Avnet, Inc.	128,817	6,023,483
Badger Meter, Inc.	1,400	206,318
CDW Corp.	15,939	3,361,216
Cognex Corp.	700	26,390
Corning, Inc.	244,741	6,972,671
Daktronics, Inc. (a)	1,960	20,443
FARO Technologies, Inc. (a)	200	3,674
Flex Ltd. (a)	380,100	9,673,545
Identiv, Inc. (a)	117	810
Itron, Inc. (a)	2,384	160,634
Jabil, Inc.	108,500	12,512,220
Keysight Technologies, Inc. (a)	363,793	49,435,831
Methode Electronics, Inc. Class A	2,400	56,952
nLIGHT, Inc. (a)	881	11,647
Par Technology Corp. (a)(c)	500	18,415
Plexus Corp. (a)	308	31,382
Sanmina Corp. (a)	13,700	686,507
TD SYNNEX Corp.	80,075	7,898,598
TE Connectivity Ltd.	273,032	35,767,192
Teledyne Technologies, Inc. (a)	99,981	40,288,344
Trimble, Inc. (a)	14,900	691,360
TTM Technologies, Inc. (a)	22,252	334,003
Vishay Intertechnology, Inc.	291,800	6,486,714
Zebra Technologies Corp. Class A (a)	26,210	6,211,246
		281,685,840
IT Services - 0.8%
Accenture PLC Class A	392,095	130,622,528
Akamai Technologies, Inc. (a)	39,700	4,586,541
Amdocs Ltd.	108,900	9,122,553
Brightcove, Inc. (a)	7,689	18,838
Capgemini SA	33,800	6,916,764
Cognizant Technology Solutions Corp. Class A	818,904	57,634,464
DXC Technology Co. (a)	193,532	4,476,395
EPAM Systems, Inc. (a)	34,525	8,914,010
Gartner, Inc. (a)	29,721	12,923,880
Grid Dynamics Holdings, Inc. (a)	12,400	157,232
IBM Corp.	490,265	77,736,418
Infosys Ltd. sponsored ADR	146,200	2,565,810
Kyndryl Holdings, Inc. (a)	109,900	1,981,497
MongoDB, Inc. Class A (a)	34,500	14,343,030
Rackspace Technology, Inc. (a)	8,760	11,038
Shopify, Inc. Class A (a)	725,950	52,863,679
Snowflake, Inc. (a)	70,500	13,231,440
Twilio, Inc. Class A (a)	85,800	5,549,544
Unisys Corp. (a)	19,007	91,044
VeriSign, Inc. (a)	72,747	15,436,913
Wix.com Ltd. (a)	34,500	3,501,750
		422,685,368
Semiconductors & Semiconductor Equipment - 6.3%
Advanced Micro Devices, Inc. (a)	1,697,078	205,617,970
AEHR Test Systems (a)(c)	500	11,480
Allegro MicroSystems LLC (a)(c)	8,300	225,926
Amkor Technology, Inc.	22,524	634,501
Analog Devices, Inc.	70,134	12,861,173
Applied Materials, Inc.	691,955	103,641,020
ASML Holding NV:
(depository receipt)	119,273	81,554,106
(Netherlands)	12,100	8,246,473
Axcelis Technologies, Inc. (a)	3,100	385,268
AXT, Inc. (a)	7,835	15,592
Broadcom, Inc.	355,160	328,782,267
Cohu, Inc. (a)	999	31,698
Enphase Energy, Inc. (a)	80,268	8,108,673
Entegris, Inc.	325,236	33,954,638
Everspin Technologies, Inc. (a)	3,623	32,281
First Solar, Inc. (a)	49,784	7,854,920
FormFactor, Inc. (a)	496	18,640
Intel Corp.	1,139,100	50,917,770
KLA Corp.	161,873	88,159,273
Kopin Corp. (a)	25,165	38,251
Kulicke & Soffa Industries, Inc.	712	36,682
Lam Research Corp.	108,576	77,731,730
Lattice Semiconductor Corp. (a)	114,010	6,675,286
MACOM Technology Solutions Holdings, Inc. (a)	300	25,194
Marvell Technology, Inc.	510,122	28,429,099
MaxLinear, Inc. Class A (a)	52,500	983,325
Microchip Technology, Inc.	543,723	45,368,247
Micron Technology, Inc.	795,996	60,591,216
Monolithic Power Systems, Inc.	27,646	15,169,913
NVIDIA Corp.	2,949,334	1,379,403,512
NXP Semiconductors NV	992,294	202,507,360
ON Semiconductor Corp. (a)	481,651	34,356,166
PDF Solutions, Inc. (a)	4,200	125,958
Photronics, Inc. (a)	27,500	581,075
Qorvo, Inc. (a)	203,028	19,592,202
Qualcomm, Inc.	1,443,525	186,286,901
Renesas Electronics Corp. (a)	299,400	5,218,231
SiTime Corp. (a)	176	19,466
Skyworks Solutions, Inc.	220,360	21,359,495
SolarEdge Technologies, Inc. (a)	51,000	4,048,380
Taiwan Semiconductor Manufacturing Co. Ltd.	592,000	10,775,128
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	846,824	82,404,443
Teradyne, Inc.	501,150	46,221,065
Texas Instruments, Inc.	1,058,319	161,615,894
Veeco Instruments, Inc. (a)	7,000	199,710
		3,320,817,598
Software - 10.0%
8x8, Inc. (a)	13,100	40,479
A10 Networks, Inc.	200	2,498
ACI Worldwide, Inc. (a)	7,600	203,224
Adeia, Inc.	2,700	24,813
Adobe, Inc. (a)	769,628	470,250,404
ANSYS, Inc. (a)	52,051	15,269,681
AppFolio, Inc. (a)	412	77,971
Appian Corp. Class A (a)	9,100	329,784
AppLovin Corp. (a)	97,900	3,669,292
Asana, Inc. (a)	1,400	29,414
Autodesk, Inc. (a)	429,263	93,763,917
Blackbaud, Inc. (a)	195	14,672
BlackLine, Inc. (a)	800	46,280
Box, Inc. Class A (a)	19,300	505,081
Cadence Design Systems, Inc. (a)	234,670	64,128,271
CCC Intelligent Solutions Holdings, Inc. (a)(e)	35,655	416,450
Consensus Cloud Solutions, Inc. (a)	42,800	788,376
Descartes Systems Group, Inc. (a)	177,612	14,393,676
Digital Turbine, Inc. (a)	88,400	411,060
DocuSign, Inc. (a)	948,010	40,859,231
Domo, Inc. Class B (a)	4,857	46,093
Dropbox, Inc. Class A (a)	175,000	4,931,500
Dynatrace, Inc. (a)	9,800	524,790
Ebix, Inc. (c)	4,800	18,912
eGain Communications Corp. (a)	94	716
Elastic NV (a)	42,600	3,423,336
Envestnet, Inc. (a)	100	3,803
Everbridge, Inc. (a)	1,700	34,612
Expensify, Inc. (a)	17,900	41,707
Fair Isaac Corp. (a)	21,779	23,686,840
Five9, Inc. (a)	57,500	4,382,650
Fortinet, Inc. (a)	717,631	37,718,685
Freshworks, Inc. (a)	200	4,004
Gen Digital, Inc.	1,273,909	28,127,911
HashiCorp, Inc. (a)	2,481	53,143
HubSpot, Inc. (a)	27,353	13,510,467
InterDigital, Inc. (c)	12,700	1,268,984
Intuit, Inc.	483,517	276,310,625
Liveramp Holdings, Inc. (a)	4,282	141,991
Microsoft Corp.	8,781,566	3,327,423,174
Model N, Inc. (a)	800	18,360
NCR Voyix Corp. (a)	219,300	3,438,624
Nutanix, Inc. Class A (a)	1,000	43,090
Oracle Corp.	1,224,540	142,303,793
Palantir Technologies, Inc. (a)	220,000	4,411,000
Palo Alto Networks, Inc. (a)	158,435	46,752,584
PTC, Inc. (a)	254	39,969
Q2 Holdings, Inc. (a)	12,100	429,792
Rapid7, Inc. (a)	3,900	211,185
Rimini Street, Inc. (a)	25,600	80,384
Roper Technologies, Inc.	149,799	80,629,312
Salesforce, Inc. (a)	1,264,240	318,462,056
Samsara, Inc. (a)	228,000	6,279,120
SecureWorks Corp. (a)	831	4,969
ServiceNow, Inc. (a)	167,264	114,699,615
Sprinklr, Inc. (a)	10,000	156,800
Synopsys, Inc. (a)	215,420	117,022,607
Tenable Holdings, Inc. (a)	61,000	2,524,790
Teradata Corp. (a)	46,000	2,173,500
Upland Software, Inc. (a)	21,692	102,386
Varonis Systems, Inc. (a)	22,200	929,958
Verint Systems, Inc. (a)	6,187	152,015
Vertex, Inc. Class A (a)	600	16,836
Weave Communications, Inc. (a)	100	944
Workday, Inc. Class A (a)	159,576	43,200,415
Workiva, Inc. (a)	400	38,468
Xperi, Inc. (a)	2,700	27,864
Yext, Inc. (a)	46,100	305,643
Zeta Global Holdings Corp. (a)	1,100	8,987
Zoom Video Communications, Inc. Class A (a)	53,878	3,654,545
Zscaler, Inc. (a)	85,126	16,814,939
Zuora, Inc. (a)	10,300	93,936
		5,331,907,003
Technology Hardware, Storage & Peripherals - 5.2%
Apple, Inc.	13,378,413	2,541,229,549
Corsair Gaming, Inc. (a)	1,000	12,910
Dell Technologies, Inc.	434,000	32,927,580
Hewlett Packard Enterprise Co.	1,465,294	24,778,122
HP, Inc.	1,189,037	34,886,346
Immersion Corp.	3,272	21,203
NetApp, Inc.	71,100	6,497,829
Pure Storage, Inc. Class A (a)	655,107	21,821,614
Samsung Electronics Co. Ltd.	100,890	5,650,492
Seagate Technology Holdings PLC	809,462	64,028,444
Western Digital Corp. (a)	373,385	18,038,229
Xerox Holdings Corp.	386,650	5,409,234
		2,755,301,552
TOTAL INFORMATION TECHNOLOGY		12,396,440,948
MATERIALS - 2.0%
Chemicals - 1.3%
Air Products & Chemicals, Inc.	12,892	3,487,931
Albemarle Corp. (c)	19,188	2,326,929
Alto Ingredients, Inc. (a)	13,300	32,452
American Vanguard Corp.	14,000	131,320
Axalta Coating Systems Ltd. (a)	178,869	5,629,007
Cabot Corp.	21,095	1,601,111
Celanese Corp. Class A (c)	98,033	13,593,256
CF Industries Holdings, Inc.	266,539	20,030,406
Chemtrade Logistics Income Fund	128,373	823,055
Corteva, Inc.	470,714	21,276,273
Dow, Inc.	1,022,405	52,909,459
DuPont de Nemours, Inc.	37,451	2,679,245
Eastman Chemical Co.	105,100	8,810,533
Ecolab, Inc.	71,498	13,708,312
FMC Corp.	119,047	6,388,062
Huntsman Corp.	280,300	6,895,380
Ingevity Corp. (a)	112,800	4,375,512
Intrepid Potash, Inc. (a)	17,300	355,342
Linde PLC	774,171	320,328,735
LSB Industries, Inc. (a)	43,200	370,224
LyondellBasell Industries NV Class A	339,786	32,313,649
Nutrien Ltd.	11,200	599,061
Nutrien Ltd.	103,316	5,524,307
Olin Corp.	56,810	2,678,023
PPG Industries, Inc.	234,060	33,234,179
Rayonier Advanced Materials, Inc. (a)	1,400	4,620
RPM International, Inc.	207,618	21,370,121
Sherwin-Williams Co.	270,609	75,445,789
The Chemours Co. LLC	278,174	7,630,313
The Mosaic Co.	303,619	10,896,886
Tronox Holdings PLC (c)	117,300	1,495,575
Valhi, Inc.	200	2,716
Westlake Corp.	8,286	1,063,840
		678,011,623
Construction Materials - 0.1%
Eagle Materials, Inc.	9,700	1,756,185
Knife River Holding Co.	400	23,872
Martin Marietta Materials, Inc.	71,609	33,268,825
Summit Materials, Inc.	8,000	277,520
Vulcan Materials Co.	106,234	22,687,333
		58,013,735
Containers & Packaging - 0.3%
Aptargroup, Inc.	12,178	1,545,266
Avery Dennison Corp.	67,403	13,109,884
Ball Corp.	1,200,055	66,351,041
Berry Global Group, Inc.	262,700	17,369,724
Crown Holdings, Inc.	97,699	8,403,091
Graphic Packaging Holding Co.	374,700	8,494,449
Greif, Inc. Class A	21,362	1,493,204
International Paper Co.	189,341	6,994,257
Myers Industries, Inc.	771	13,585
O-I Glass, Inc. (a)	181,900	2,684,844
Packaging Corp. of America	166,932	28,046,245
Pactiv Evergreen, Inc.	52	595
Ranpak Holdings Corp. (A Shares) (a)	7,100	29,110
Sealed Air Corp.	4,300	143,534
Silgan Holdings, Inc.	91,696	3,825,557
Sonoco Products Co.	24,500	1,351,420
WestRock Co.	467,268	19,237,424
		179,093,230
Metals & Mining - 0.3%
Agnico Eagle Mines Ltd. (United States) (c)	170,200	9,139,740
Arch Resources, Inc.	1,100	182,556
ATI, Inc. (a)	1,500	65,925
Carpenter Technology Corp.	419	29,669
Century Aluminum Co. (a)	7,500	58,950
Cleveland-Cliffs, Inc. (a)	136,700	2,345,772
Commercial Metals Co.	17,700	802,341
E3 Lithium Ltd. (a)	19,400	30,452
First Quantum Minerals Ltd.	29,994	245,575
Franco-Nevada Corp. (c)	66,400	7,443,440
Franco-Nevada Corp.	8,482	949,994
Freeport-McMoRan, Inc.	941,950	35,153,574
Gatos Silver, Inc. (a)	1,300	8,229
Gold Resource Corp.	3,431	1,099
Hecla Mining Co.	300	1,494
Ivanhoe Mines Ltd. (a)	99,880	891,372
Nucor Corp.	222,791	37,867,786
Reliance Steel & Aluminum Co.	70,119	19,300,956
Ryerson Holding Corp.	300	9,291
Southern Copper Corp.	19,600	1,409,828
Steel Dynamics, Inc.	355,526	42,353,812
SunCoke Energy, Inc.	9,300	86,583
TimkenSteel Corp. (a)	883	17,943
United States Steel Corp. (c)	64,000	2,297,600
Warrior Metropolitan Coal, Inc.	200	11,194
		160,705,175
Paper & Forest Products - 0.0%
Clearwater Paper Corp. (a)	100	3,507
Glatfelter Corp. (a)	938	1,379
Louisiana-Pacific Corp.	7,900	481,821
Sylvamo Corp.	28,090	1,412,365
West Fraser Timber Co. Ltd.	217,649	15,792,611
		17,691,683
TOTAL MATERIALS		1,093,515,446
REAL ESTATE - 1.7%
Equity Real Estate Investment Trusts (REITs) - 1.5%
Agree Realty Corp.	6,400	378,944
Alexandria Real Estate Equities, Inc.	1,800	196,920
American Assets Trust, Inc.	1,700	34,238
American Homes 4 Rent Class A	389,118	14,113,310
American Tower Corp.	486,061	101,479,816
Americold Realty Trust	4,600	129,858
Apartment Investment & Management Co. Class A (a)	6,100	42,029
Apple Hospitality (REIT), Inc.	235,267	3,921,901
AvalonBay Communities, Inc.	158,213	27,361,356
Boston Properties, Inc.	1,000	56,930
Braemar Hotels & Resorts, Inc.	2,200	4,620
Brandywine Realty Trust (SBI)	767,000	3,420,820
Brixmor Property Group, Inc.	300,365	6,463,855
Camden Property Trust (SBI)	79,314	7,158,882
CareTrust (REIT), Inc.	6,100	140,788
Chatham Lodging Trust	643	6,372
City Office REIT, Inc.	2,100	10,143
COPT Defense Properties (SBI)	44,400	1,074,480
Cousins Properties, Inc.	100	2,052
Crown Castle International Corp.	162,800	19,093,184
CubeSmart	16,920	672,739
Digital Realty Trust, Inc.	300,252	41,668,973
EastGroup Properties, Inc.	13,078	2,272,303
Elme Communities (SBI)	2,000	26,280
Empire State Realty Trust, Inc.	500	4,480
EPR Properties	400	17,848
Equinix, Inc.	55,448	45,190,674
Equity Lifestyle Properties, Inc.	249,231	17,720,324
Equity Residential (SBI)	17,800	1,011,752
Essential Properties Realty Trust, Inc.	3,823	90,796
Essex Property Trust, Inc.	80,913	17,271,689
Extra Space Storage, Inc.	113,469	14,770,260
Federal Realty Investment Trust (SBI)	54,216	5,182,507
First Industrial Realty Trust, Inc.	18,727	881,105
Franklin Street Properties Corp.	2,182	5,368
Healthcare Trust of America, Inc.	2,600	39,702
Healthpeak Properties, Inc.	1,420,601	24,604,809
Host Hotels & Resorts, Inc.	533,300	9,316,751
Hudson Pacific Properties, Inc.	40,700	238,909
Industrial Logistics Properties Trust	20,900	70,851
InvenTrust Properties Corp.	300	7,236
Invitation Homes, Inc.	108,300	3,612,888
Iron Mountain, Inc.	23,300	1,494,695
Kilroy Realty Corp.	100	3,298
Kimco Realty Corp.	468,671	9,054,724
Kite Realty Group Trust	100	2,112
Lamar Advertising Co. Class A	61,519	6,231,260
LXP Industrial Trust (REIT)	5,700	50,046
Mid-America Apartment Communities, Inc.	223,621	27,836,342
National Storage Affiliates Trust	1,500	49,785
Net Lease Office Properties	93	1,521
NexPoint Residential Trust, Inc.	200	6,090
NNN (REIT), Inc.	10,800	438,696
Office Properties Income Trust	12,500	69,750
Omega Healthcare Investors, Inc.	199,600	6,337,300
Orion Office (REIT), Inc.	3,206	16,543
Paramount Group, Inc.	544,600	2,559,620
Park Hotels & Resorts, Inc.	1,800	26,694
Pebblebrook Hotel Trust	3,700	47,175
Phillips Edison & Co., Inc. (c)	15,600	549,744
Physicians Realty Trust	200	2,336
Piedmont Office Realty Trust, Inc. Class A	786,800	4,893,896
Prologis (REIT), Inc.	1,254,635	144,195,201
Public Storage	115,511	29,889,626
Rayonier, Inc.	198,645	6,094,429
Regency Centers Corp.	59,063	3,707,975
Retail Opportunity Investments Corp.	2,911	37,465
Rexford Industrial Realty, Inc.	437,837	21,550,337
Safehold, Inc.	3,099	61,019
SBA Communications Corp. Class A	9,634	2,379,213
Service Properties Trust	340,500	2,434,575
Simon Property Group, Inc.	426,661	53,285,692
SITE Centers Corp.	166,350	2,194,157
Star Holdings	100	1,222
Sun Communities, Inc.	21,586	2,791,933
Tanger Factory Outlet Centers, Inc.	1,996	49,820
The Macerich Co.	3,000	34,410
UDR, Inc.	11,400	380,760
Uniti Group, Inc.	100	553
Ventas, Inc.	1,231,364	56,445,726
Veris Residential, Inc.	39,500	572,355
VICI Properties, Inc.	46,500	1,389,885
Vornado Realty Trust	14,973	352,464
Welltower, Inc.	506,728	45,149,465
Weyerhaeuser Co.	486,339	15,246,728
		817,685,379
Real Estate Management & Development - 0.2%
Anywhere Real Estate, Inc. (a)	54,700	294,286
CBRE Group, Inc. (a)	290,390	22,929,194
CoStar Group, Inc. (a)	606,388	50,354,460
Douglas Elliman, Inc.	38,499	75,073
Five Point Holdings LLC Class A (a)	800	2,040
Forestar Group, Inc. (a)	2,400	73,272
Jones Lang LaSalle, Inc. (a)	9,000	1,399,680
Newmark Group, Inc.	2,910	23,949
RE/MAX Holdings, Inc.	3,364	30,949
Zillow Group, Inc. Class A (a)	3,414	134,477
		75,317,380
TOTAL REAL ESTATE		893,002,759
UTILITIES - 1.9%
Electric Utilities - 1.4%
Allete, Inc.	3,800	210,824
Alliant Energy Corp.	69,100	3,494,387
American Electric Power Co., Inc.	66,500	5,290,075
Avangrid, Inc. (c)	200	6,174
Constellation Energy Corp.	92,657	11,215,203
Duke Energy Corp.	463,684	42,788,760
Edison International	410,963	27,530,411
Entergy Corp.	60,233	6,108,229
Evergy, Inc.	458,894	23,421,950
Eversource Energy	700	41,587
Exelon Corp.	586,427	22,583,304
FirstEnergy Corp.	871,520	32,193,949
Genie Energy Ltd. Class B	90	2,183
NextEra Energy, Inc.	3,988,087	233,342,970
NRG Energy, Inc.	220,200	10,534,368
OGE Energy Corp.	57,347	2,010,012
PG&E Corp.	7,787,384	133,709,383
Pinnacle West Capital Corp.	71,534	5,360,758
PNM Resources, Inc.	10,100	419,857
PPL Corp.	3,264,330	85,264,300
Southern Co.	1,130,086	80,213,504
Xcel Energy, Inc.	298,246	18,145,287
		743,887,475
Gas Utilities - 0.1%
Atmos Energy Corp.	206,168	23,463,980
Chesapeake Utilities Corp.	195	18,642
National Fuel Gas Co.	9,600	487,584
New Jersey Resources Corp.	3,800	160,360
Northwest Natural Holding Co.	100	3,662
UGI Corp.	272,200	5,985,678
		30,119,906
Independent Power and Renewable Electricity Producers - 0.0%
Clearway Energy, Inc. Class C	4,500	112,365
Energy Harbor Corp. (a)	13,600	1,096,500
Montauk Renewables, Inc. (a)(c)	18,780	173,527
The AES Corp.	197,397	3,397,202
Vistra Corp.	442,100	15,654,761
		20,434,355
Multi-Utilities - 0.4%
Ameren Corp.	213,014	16,527,756
Avista Corp.	400	13,580
CenterPoint Energy, Inc.	167,100	4,723,917
CMS Energy Corp.	446,517	25,344,305
Consolidated Edison, Inc.	656,885	59,191,907
Dominion Energy, Inc.	1,207,024	54,726,468
DTE Energy Co.	13,761	1,432,658
NiSource, Inc.	822,876	21,098,541
Public Service Enterprise Group, Inc.	526,382	32,862,028
Sempra	335,600	24,455,172
WEC Energy Group, Inc.	22,700	1,898,174
		242,274,506
Water Utilities - 0.0%
American States Water Co.	500	39,950
TOTAL UTILITIES		1,036,756,192
TOTAL COMMON STOCKS (Cost $23,860,683,422)		46,605,947,539

U.S. Treasury Obligations - 0.0%
	Principal Amount (f)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.25% to 5.35% 12/14/23 (g) (Cost $4,900,856)	4,910,000	4,900,688

Other - 0.0%
	Shares	Value ($)
Commodity Funds - Broad Basket - 0.0%
Fidelity SAI Inflation-Focused Fund (h) (Cost $1,038)	13	1,173

Money Market Funds - 1.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (i)	29,285,936	29,291,793
Fidelity Securities Lending Cash Central Fund 5.39% (i)(j)	337,726,093	337,759,865
Invesco Government & Agency Portfolio Institutional Class 5.28% (k)	516,385,028	516,385,028
TOTAL MONEY MARKET FUNDS (Cost $883,436,686)		883,436,686

Equity Funds - 11.1%
	Shares	Value ($)
Large Blend Funds - 4.1%
Fidelity SAI U.S. Large Cap Index Fund (h)	15,087,395	286,962,253
Fidelity SAI U.S. Low Volatility Index Fund (h)	57,916,446	1,081,300,046
iShares S&P 500 Index ETF (l)	1,296,615	594,394,248
PIMCO StocksPLUS Absolute Return Fund Institutional Class	17,694,406	188,799,313
SPDR S&P 500 ETF Trust	49,400	22,546,160
TOTAL LARGE BLEND FUNDS		2,174,002,020
Large Growth Funds - 6.6%
Fidelity Blue Chip Growth Fund (h)	63,646	10,470,429
Fidelity Growth Company Fund (h)	89,265,044	2,791,317,925
Fidelity SAI U.S. Momentum Index Fund (h)	562,737	7,388,739
Fidelity SAI U.S. Quality Index Fund (h)	36,132,292	678,564,446
TOTAL LARGE GROWTH FUNDS		3,487,741,539
Mid-Cap Blend Funds - 0.4%
Fidelity Mid Cap Index Fund (h)	8,234,104	231,460,651
TOTAL EQUITY FUNDS (Cost $3,616,547,117)		5,893,204,210

Purchased Options - 0.0%
	Counterparty	Number of Contracts	Notional Amount($)	Exercise Price ($)	Expiration Date	Value ($)
Put Options
S&P 500 Index	Chicago Board Options Exchange	52	23,752,560	3,950	12/06/23	780
S&P 500 Index	Chicago Board Options Exchange	46	21,011,880	4,060	12/06/23	920
S&P 500 Index	Chicago Board Options Exchange	151	68,973,780	4,100	12/13/23	15,100
S&P 500 Index	Chicago Board Options Exchange	47	21,468,660	4,100	12/06/23	940
S&P 500 Index	Chicago Board Options Exchange	98	44,764,440	4,100	12/20/23	18,375
S&P 500 Index	Chicago Board Options Exchange	50	22,839,000	4,100	12/27/23	13,375

						49,490
TOTAL PURCHASED OPTIONS (Cost 107,059)						49,490

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $28,365,676,178)	53,387,539,786
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(271,365,459)
NET ASSETS - 100.0%	53,116,174,327

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	292	Dec 2023	66,820,550	2,867,760	2,867,760

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

Written Options
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Put Options
S&P 500 Index	Chicago Board Options Exchange	52	23,752,560	4,295.00	12/06/23	(1,560)
S&P 500 Index	Chicago Board Options Exchange	46	21,011,880	4,430.00	12/06/23	(4,140)
S&P 500 Index	Chicago Board Options Exchange	60	27,406,800	4,420.00	12/13/23	(35,100)
S&P 500 Index	Chicago Board Options Exchange	47	21,468,660	4,485.00	12/06/23	(14,570)
S&P 500 Index	Chicago Board Options Exchange	91	41,566,980	4,475.00	12/13/23	(101,465)
S&P 500 Index	Chicago Board Options Exchange	52	23,752,560	4,460.00	12/20/23	(77,480)
S&P 500 Index	Chicago Board Options Exchange	46	21,011,880	4,465.00	12/20/23	(71,530)
S&P 500 Index	Chicago Board Options Exchange	50	22,839,000	4,450.00	12/27/23	(86,500)

TOTAL WRITTEN OPTIONS						(392,345)

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,278,449 or 0.0% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $416,450 or 0.0% of net assets.

(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,766,833.
(h)	Affiliated Fund
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.
(k)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $57,302,500.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
CCC Intelligent Solutions Holdings, Inc.	2/02/21	356,550

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	29,498,005	67,517,090	67,723,302	837,753	-	-	29,291,793	0.1%
Fidelity Securities Lending Cash Central Fund 5.39%	216,568,408	1,280,753,359	1,159,561,902	797,940	-	-	337,759,865	1.3%
Total	246,066,413	1,348,270,449	1,227,285,204	1,635,693	-	-	367,051,658

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Blue Chip Growth Fund	154,959,946	67,456	156,998,394	67,456	36,264,869	(23,823,448)	10,470,429
Fidelity Growth Company Fund	2,611,090,799	-	79,999,998	-	43,071,108	217,156,016	2,791,317,925
Fidelity Mid Cap Index Fund	3,308,603	230,011,163	-	11,164	-	(1,859,115)	231,460,651
Fidelity SAI Inflation-Focused Fund	11,387,686	11	12,003,811	11	513,226	104,061	1,173
Fidelity SAI U.S. Large Cap Index Fund	220,500,205	2,666,393,452	2,619,463,518	16,513,531	8,112,751	11,419,363	286,962,253
Fidelity SAI U.S. Low Volatility Index Fund	246,929,048	872,599,040	104,248,795	-	1,080,288	64,940,465	1,081,300,046
Fidelity SAI U.S. Momentum Index Fund	6,439,336	943,233	-	943,233	-	6,170	7,388,739
Fidelity SAI U.S. Quality Index Fund	688,660,796	106,410,788	184,363,533	6,410,788	6,734,601	61,121,794	678,564,446
	3,943,276,419	3,876,425,143	3,157,078,049	23,946,183	95,776,843	329,065,306	5,087,465,662

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.
Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	4,196,235,877	4,194,418,578	1,817,299	-
Consumer Discretionary	4,973,339,488	4,973,339,488	-	-
Consumer Staples	2,588,068,289	2,587,480,266	588,023	-
Energy	2,316,432,743	2,316,432,743	-	-
Financials	6,862,278,932	6,856,432,525	5,846,407	-
Health Care	6,167,613,080	6,161,435,173	6,177,907	-
Industrials	4,082,263,785	4,082,263,785	-	-
Information Technology	12,396,440,948	12,372,201,116	24,239,832	-
Materials	1,093,515,446	1,093,515,446	-	-
Real Estate	893,002,759	893,002,759	-	-
Utilities	1,036,756,192	1,036,756,192	-	-

U.S. Government and Government Agency Obligations	4,900,688	-	4,900,688	-

Other	1,173	1,173	-	-

Money Market Funds	883,436,686	883,436,686	-	-

Equity Funds	5,893,204,210	5,893,204,210	-	-

Purchased Options	49,490	49,490	-	-
Total Investments in Securities:	53,387,539,786	53,343,969,630	43,570,156	-
Derivative Instruments: Assets
Futures Contracts	2,867,760	2,867,760	-	-
Total Assets	2,867,760	2,867,760	-	-
Liabilities
Written Options	(392,345)	(392,345)	-	-
Total Liabilities	(392,345)	(392,345)	-	-
Total Derivative Instruments:	2,475,415	2,475,415	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of November 30, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	2,867,760	0
Purchased Options (b)	49,490	0
Written Options (c)	0	(392,345)
Total Equity Risk	2,917,250	(392,345)
Total Value of Derivatives	2,917,250	(392,345)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

(b)Gross value is presented in the Statement of Assets and Liabilities in the Investments in Securities at value line-item.

(c)Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

Financial Statements (Unaudited)
Statement of Assets and Liabilities
		November 30, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $330,649,893) - See accompanying schedule:
Unaffiliated issuers (cost $25,059,011,355)	$47,933,022,466
Fidelity Central Funds (cost $367,051,658)	367,051,658
Other affiliated issuers (cost $2,939,613,165)	5,087,465,662

Total Investment in Securities (cost $28,365,676,178)		$53,387,539,786
Segregated cash with brokers for derivative instruments		515,200
Cash		1,372
Foreign currency held at value (cost $3,474,641)		3,536,623
Receivable for investments sold		470,030,765
Receivable for fund shares sold		51,165,513
Dividends receivable		77,324,342
Interest receivable		2,092,047
Distributions receivable from Fidelity Central Funds		172,382
Receivable for daily variation margin on futures contracts		255,500
Prepaid expenses		43,813
Other receivables		695,277
Total assets		53,993,372,620
Liabilities
Payable for investments purchased	$482,728,197
Payable for fund shares redeemed	47,423,106
Accrued management fee	7,717,305
Written options, at value (premium received $861,805)	392,345
Other payables and accrued expenses	1,177,475
Collateral on securities loaned	337,759,865
Total Liabilities		877,198,293
Net Assets		$53,116,174,327
Net Assets consist of:
Paid in capital		$27,291,007,329
Total accumulated earnings (loss)		25,825,166,998
Net Assets		$53,116,174,327
Net Asset Value, offering price and redemption price per share ($53,116,174,327 ÷ 4,651,593,711 shares)		$11.42
Statement of Operations
		Six months ended November 30, 2023 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$365,396,084
Affiliated issuers		7,225,041
Interest		12,632,124
Income from Fidelity Central Funds (including $797,940 from security lending)		1,635,693
Total Income		386,888,942
Expenses
Management fee	$112,866,641
Custodian fees and expenses	424,642
Independent trustees' fees and expenses	155,913
Registration fees	209,200
Audit	47,980
Legal	79,629
Interest	4,819
Miscellaneous	72,149
Total expenses before reductions	113,860,973
Expense reductions	(65,370,816)
Total expenses after reductions		48,490,157
Net Investment income (loss)		338,398,785
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $17,945)	838,173,848
Affiliated issuers	95,776,843
Foreign currency transactions	18,809
Futures contracts	3,949,873
Written options	4,965,336
Capital gain distributions from underlying funds:
Affiliated issuers	16,721,142
Total net realized gain (loss)		959,605,851
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers(net of increase in deferred foreign taxes of $142,721)	3,659,522,651
Affiliated issuers	329,065,306
Assets and liabilities in foreign currencies	118,564
Futures contracts	1,330,477
Written options	(865,984)
Total change in net unrealized appreciation (depreciation)		3,989,171,014
Net gain (loss)		4,948,776,865
Net increase (decrease) in net assets resulting from operations		$5,287,175,650
Statement of Changes in Net Assets

	Six months ended November 30, 2023 (Unaudited)	Year ended May 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$338,398,785	$735,355,279
Net realized gain (loss)	959,605,851	1,319,765,649
Change in net unrealized appreciation (depreciation)	3,989,171,014	(352,198,291)
Net increase (decrease) in net assets resulting from operations	5,287,175,650	1,702,922,637
Distributions to shareholders	(1,419,239,375)	(2,678,396,747)

Share transactions
Proceeds from sales of shares	3,941,279,359	6,277,974,197
Reinvestment of distributions	1,312,976,254	2,502,220,114
Cost of shares redeemed	(6,437,043,282)	(13,121,515,132)

Net increase (decrease) in net assets resulting from share transactions	(1,182,787,669)	(4,341,320,821)
Total increase (decrease) in net assets	2,685,148,606	(5,316,794,931)

Net Assets
Beginning of period	50,431,025,721	55,747,820,652
End of period	$53,116,174,327	$50,431,025,721

Other Information
Shares
Sold	359,060,953	624,289,362
Issued in reinvestment of distributions	117,755,718	255,985,371
Redeemed	(581,473,862)	(1,290,279,591)
Net increase (decrease)	(104,657,191)	(410,004,858)

Financial Highlights
Strategic Advisers® Large Cap Fund

	Six months ended (Unaudited) November 30, 2023	Years ended May 31, 2023	2022	2021 A	2020 A	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.60	$10.79	$12.15	$8.81	$8.33	$8.86
Income from Investment Operations
Net investment income (loss) B,C	.07	.14	.14	.14	.15	.14
Net realized and unrealized gain (loss)	1.05	.20	(.33)	3.69	.88	.03
Total from investment operations	1.12	.34	(.19)	3.83	1.03	.17
Distributions from net investment income	(.06)	(.14)	(.14)	(.15)	(.14)	(.14)
Distributions from net realized gain	(.24)	(.39)	(1.02)	(.34)	(.42)	(.56)
Total distributions	(.30)	(.53)	(1.17) D	(.49)	(.55) D	(.70)
Net asset value, end of period	$11.42	$10.60	$10.79	$12.15	$8.81	$8.33
Total Return E,F	10.67%	3.57%	(2.43)%	44.55%	12.17%	2.41%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.44% I,J	.43%	.43%	.44%	.45%	.45%
Expenses net of fee waivers, if any	.19% I,J	.18%	.18%	.19%	.20%	.20%
Expenses net of all reductions	.19% I,J	.18%	.18%	.19%	.20%	.20%
Net investment income (loss)	1.29% I,J	1.44%	1.21%	1.29%	1.74%	1.65%
Supplemental Data
Net assets, end of period (000 omitted)	$53,116,174	$50,431,026	$55,747,821	$60,191,843	$27,026,081	$24,720,960
Portfolio turnover rate K	57% J	67%	59%	74% L	90%	84%

APer share amounts have been adjusted to reflect the impact of the change in capital structure associated with the merger that occurred on November 20, 2020. All financial information prior to the merger is that of the predecessor fund, Strategic Advisers Core Fund.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IProxy expenses are not annualized.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

LThe portfolio turnover rate does not include the assets acquired in the merger.

Notes to Financial Statements (Unaudited)
For the period ended November 30, 2023

1. Organization.
Strategic Advisers Large Cap Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to certain managed account clients of Strategic Advisers LLC (Strategic Advisers), an affiliate of Fidelity Management & Research Company LLC (FMR).
2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. ETFs are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Strategic Advisers Large Cap Fund	$581,384

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds, futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), options contracts, partnerships and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$25,501,934,280
Gross unrealized depreciation	(774,700,451)
Net unrealized appreciation (depreciation)	$24,727,233,829
Tax cost	$28,663,643,177

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
3. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts and options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Strategic Advisers Large Cap Fund
Equity Risk
Futures Contracts	3,949,873	1,330,477
Purchased Options	(1,539,544)	169,831
Written Options	4,965,336	(865,984)
Total Equity Risk	7,375,665	634,324

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. Exchange-traded options were used to manage exposure to the market.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period unless an average notional amount is presented.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Strategic Advisers Large Cap Fund	14,714,246,274	16,945,098,244
5. Fees and Other Transactions with Affiliates.
Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month to the aggregate of the fee rates, payable monthly by the investment adviser, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed .65% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .43% of the Fund's average net assets.

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Sub-Advisers. AllianceBernstein, L.P. (AB), Aristotle Capital Management, LLC, Brandywine Global Investment Management, LLC, ClariVest Asset Management LLC, D.E. Shaw Investment Management, FIAM LLC (an affiliate of the investment adviser), J.P. Morgan Investment Management, Inc., Loomis Sayles & Company, L.P., LSV Asset Management, Neuberger Berman Investment Management, LLC, PineBridge Investments LLC, Principal Global Investors, LLC, T. Rowe Price Associates, Inc., and Wellington Management Company LLP each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid as described in the Management Fee note.

Geode Capital Management, LLC (Geode) has been retained to serve as a sub-adviser for the Fund. As of the date of this report, however, Geode has not been allocated any portion of the Fund's assets. Geode in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Strategic Advisers Large Cap Fund	$ 9,794

Interfund Trades. Funds may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Strategic Advisers Large Cap Fund	18,795,901	37,449,379	2,709,612
6. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Strategic Advisers Large Cap Fund	$43,096
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Strategic Advisers Large Cap Fund	$74,508	$-	$-
9. Bank Borrowings.
The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:

	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Strategic Advisers Large Cap Fund	$29,754,000	5.83%	$4,819
10. Expense Reductions.
The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2026. During the period, this waiver reduced the Fund's management fee by $ 65,352,089.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $18,727.
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

Funds do not invest in underlying mutual funds for the purpose of exercising management or control; however, investments by funds within their principal investment strategies may represent a significant portion of the underlying mutual fund's net assets. At the end of the period, certain Funds were the owners of record of 10% or more of the total outstanding shares of the following underlying mutual funds as shown below.

Fund	Strategic Advisers Large Cap Fund
Fidelity SAI U.S. Low Volatility Index Fund	11%
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2023 to November 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value June 1, 2023	Ending Account Value November 30, 2023	Expenses Paid During Period- C June 1, 2023 to November 30, 2023

Strategic Advisers® Large Cap Fund	.19%
Actual		$ 1,000	$ 1,106.70	$ 1.00
Hypothetical-B		$ 1,000	$ 1,024.05	$ .96

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Strategic Advisers Large Cap Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Strategic Advisers LLC (Strategic Advisers), the sub-advisory agreements with AllianceBernstein L.P., Aristotle Capital Management LLC, Brandywine Global Investment Management, LLC, ClariVest Asset Management LLC, D.E. Shaw Investment Management , L.L.C., FIAM LLC (FIAM), Geode Capital Management, LLC, J.P. Morgan Investment Management Inc. (J.P. Morgan), LSV Asset Management, Loomis Sayles & Company, L.P., Neuberger Berman Investment Advisers LLC, PineBridge Investments LLC, Principal Global Investors LLC and T. Rowe Price Associates, Inc. (each a Sub-Adviser and collectively, the Sub-Advisers) (collectively, the Sub-Advisory Agreements), and the sub-sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Japan) Limited, and Fidelity Management & Research (Hong Kong) Limited (collectively, the Sub-Sub-Advisory Agreements and, together with the management contract and the Sub-Advisory Agreements, the Advisory Contracts)  for the fund. Strategic Advisers and the Sub-Advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets at least four times per year and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The full Board or the Independent Trustees, as appropriate, act on all major matters; however, a portion of the activities of the Board (including certain of those described herein) may be conducted through standing committees that have been established by the Board. The Board, acting directly and through its committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts.

At its September 2023 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In addition, the Board approved an amendment to the Sub-Advisory Agreement with FIAM to add a new mandate (FIAM Amendment) and an amendment to the Sub-Advisory Agreement with J.P. Morgan to clarify its existing authority to enter into trading and other agreements on behalf of the fund in connection with its use of derivatives (J.P. Morgan Amendment and together with the FIAM Amendment, the Amendments). The Board noted that the addition of the new FIAM mandate would not impact the fund's management fee rate or net expenses as the new mandate would not initially be funded. The Board also noted that no other contract terms are impacted by the Amendments.

In reaching its determination to renew the fund's Advisory Contracts and approve the Amendments, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expenses; (iii) the total costs of the services provided by and the profits, if any, realized by Strategic Advisers from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows and whether any economies of scale are appropriately shared with fund shareholders. The Board's decision to renew the Advisory Contracts and approve the Amendments was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board throughout the year.

The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the approval of the Amendments is in the best interests of the fund and its shareholders. In addition, the Board concluded that the renewal of each Sub-Advisory Agreement and the approval of the Amendments do not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.  Also, the Board found that the advisory fees charged under the Advisory Contracts bear a reasonable relationship to the services rendered.
Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the Investment Advisers, including the backgrounds of the fund's investment personnel and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Strategic Advisers' investment operations and investment groups. The Board considered the structure of each Investment Adviser's investment personnel compensation program and whether such structures provide appropriate incentives to act in the best interests of the fund. In approving the FIAM Amendment, the Board also took into consideration additional information about the new investment mandate provided by Strategic Advisers and FIAM.
The Trustees also discussed with representatives of Strategic Advisers, at meetings throughout the year, Strategic Advisers' role in, among other things, (i) setting, implementing and monitoring the investment strategies for the funds; (ii) identifying and recommending sub-advisers for the funds; (iii) overseeing compliance with federal securities laws by each sub-adviser with respect to the portion of fund assets allocated to the sub-adviser; (iv) monitoring and overseeing the performance and investment capabilities of each sub-adviser; and (v) recommending the replacement of a sub-adviser as appropriate. The Trustees considered that the Board had received from Strategic Advisers substantial information and periodic reports about Strategic Advisers' sub-adviser oversight and due diligence processes, as well as periodic reports regarding the performance of each sub-adviser.

The Board also considered the nature, extent and quality of services provided by each Sub-Adviser. The Trustees noted that under the Sub-Advisory Agreements subject to oversight by Strategic Advisers, each Sub-Adviser is responsible for, among other things, identifying investments for the portion of fund assets allocated to the Sub-Adviser, if any, and executing portfolio transactions to implement its investment strategy. In addition, the Trustees noted that each Sub-Adviser is responsible for providing such reporting as may be requested from Strategic Advisers to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staffs, their use of technology, and the Investment Advisers' approach to managing and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and/or fundamental analysis. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources and global compliance infrastructure, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of administrative and shareholder services performed by Strategic Advisers and its affiliates under the management contract and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, including sub-advisers, custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.
Investment Performance. In connection with the renewal of the Advisory Contracts, the Board considered annualized return information for the fund over different time periods, measured against an appropriate securities market index (benchmark index) and a peer group of mutual funds with similar objectives (peer group).
The Board considered discussions that occur at Board meetings throughout the year with representatives of Strategic Advisers about fund investment performance and the performance of each Sub-Adviser as part of regularly scheduled fund reviews and other reports to the Board on fund performance, taking into account various factors including general market conditions. The Board also considered information about performance attribution. In its discussions with representatives of Strategic Advisers regarding fund performance, the Board gave particular attention to information indicating underperformance of certain funds over different time periods and discussed with Strategic Advisers the reasons for any such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with the fund's performance notwithstanding that it lags its benchmark index peer group for certain periods.
In connection with the approval of the Amendment, the Board considered the historical investment performance of FIAM and its portfolio managers in managing a fund under a similar mandate.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Fund Expenses. The Board considered the amount and nature of fees paid to the Investment Advisers. The Board also considered information comparing the management fees and total expenses of the fund to those of other registered investment companies with investment objectives similar to those of the fund, as discussed below. The Board also noted Strategic Advisers' proposal to extend the management fee waiver and considered the fund's contractual maximum aggregate annual management fee rate. In considering the fund's management fee and management fee waiver and comparisons to other registered investment companies with investment objectives similar to those of the fund, the Board noted that shares of the fund are offered only to clients that participate in the Fidelity Portfolio Advisory Service managed account program. In its review of the fund's total expenses, the Board considered the fund's management fee rate as well as other fund expenses, as applicable, such as expenses from holding Fidelity and non-Fidelity mutual funds and ETFs, pricing and bookkeeping fees, and custodial, legal, and audit fees.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Strategic Advisers funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); and (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group").
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for the 12-month period ended December 31, 2022 and below the competitive median of the asset size peer group for the 12-month period ended December 31, 2022. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the similar sales load structure group for the 12-month period ended December 31, 2022.
Fees Charged to Other Clients. The Board also considered fee structures paid by the Investment Advisers' other clients, such as other funds advised or subadvised by the Investment Advisers, pension plan clients, and other institutional clients with similar investment mandates.
Based on its review, the Board concluded that the fund's management fee bears a reasonable relationship to the services rendered. Further, based on its review of the total expense ratios and fees charged to other clients of Strategic Advisers or its affiliates and each Sub-Adviser, the Board concluded that the total expenses of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered information regarding the revenues earned and the expenses incurred by Strategic Advisers and its affiliates in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.
On an annual basis, Strategic Advisers presents to the Board information about the profitability of its relationships with the fund. Strategic Advisers calculates profitability information for the fund using a series of detailed revenue and cost allocation methodologies. The Board reviews any significant changes from the prior year's methodologies. Strategic Advisers noted that, to the extent possible, it employs the same corporate reporting of revenues and expenses as those used by other Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.
The Board considered the costs of the services provided by and the profits realized, if any, by Strategic Advisers and its affiliates in connection with the operation of the fund and was satisfied that the profitability was not excessive.
The Board also considered information regarding the profitability of the Sub-Advisers' respective relationships with the fund and the potential fall-out benefits, if any, that may accrue to the Sub-Advisers as a result of their respective relationships with the fund. The Board noted the difficulty in evaluating a Sub-Adviser's costs and the profitability of a Sub-Advisory Agreement to a Sub-Adviser because of, among other things, differences in the type and content of information provided by each Sub-Adviser due to differences in business models, cost accounting methods, and profitability calculation methodologies among the Sub-Advisers. Accordingly, the Board considered profitability information provided by the Sub-Advisers in light of the nature of the relationships between Strategic Advisers and the Sub-Advisers with respect to the negotiation of sub-advisory fees.

Possible Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Strategic Advisers funds, whether the Strategic Advisers funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board considered that certain of the fund's Sub-Advisory Agreements provide for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees under such contracts would accrue directly to the fund. The Board also took Strategic Advisers' management fee waiver into consideration.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements bear a reasonable relationship to the services rendered and that the fund's Advisory Contracts should be renewed and the Amendments should be approved because each agreement is in the best interests of the fund and its shareholders. In addition, the Board concluded that the renewal of each Sub-Advisory Agreement and the approval of the Amendments do not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

1.9899747.103
LGC-SANN-0124
Strategic Advisers® Municipal Bond Fund

Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public

Semi-Annual Report
November 30, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary November 30, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)
(excluding cash equivalents)
Vanguard Long-Term Tax-Exempt Fund Admiral Shares	5.1
Franklin Federal Tax-Free Income Fund - Class R6	4.3
iShares National Municipal Bond ETF	4.2
Allspring Municipal Bond Fund - Class Admin	4.0
Vanguard Tax-Exempt Bond Index Fund ETF	2.9
DWS Managed Municipal Bond Fund - Class S	2.4
BlackRock National Municipal Fund Investor A Shares	1.5
American High-Income Municipal Bond Fund Class F-2	0.8
T. Rowe Price Tax-Free High Yield Fund	0.7
MainStay MacKay High Yield Municipal Bond Fund Class A	0.6
Revenue Sources (% of Fund's net assets)
Transportation	16.0
General Obligations	11.7
Health Care	8.8
Special Tax	8.5
Others (Individually Less Than 5%)	4.9

Quality Diversification (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Asset Allocation of funds in the pie chart reflect the categorizations of the asset as defined by Morningstar as of the reporting date.

Schedule of Investments November 30, 2023 (Unaudited)

Showing Percentage of Net Assets
Municipal Bonds - 68.5%
	Principal Amount (a)	Value ($)
Alabama - 1.6%
Alabama State Corrections Institution Fin. Auth. Series 2022 A, 5.25% 7/1/47	2,000,000	2,146,511
Auburn Univ. Gen. Fee Rev. Series 2018 A, 5% 6/1/43	480,000	499,683
Birmingham Arpt. Auth. Series 2020:
4% 7/1/35 (Build America Mutual Assurance Insured)	60,000	61,679
4% 7/1/36 (Build America Mutual Assurance Insured)	225,000	229,639
4% 7/1/38 (Build America Mutual Assurance Insured)	335,000	336,843
Birmingham Spl. Care Facilities Auth. Rev. Series 2015 1, 5.25% 6/1/25	75,000	73,874
Black Belt Energy Gas District Bonds:
(Proj. No. 5) Series A, 4%, tender 10/1/26 (b)	1,830,000	1,814,803
(Proj. No.7) Series 2021 C2, SIFMA Municipal Swap Index + 0.350% 3.95%, tender 12/1/26 (b)(c)	2,015,000	1,964,416
Series 2019 A, 4%, tender 12/1/25 (b)	6,740,000	6,700,054
Series 2021 A, 4%, tender 12/1/31 (b)	4,500,000	4,430,007
Series 2021 B, 4%, tender 12/1/26 (b)	5,395,000	5,340,201
Series 2022 B1, 4%, tender 10/1/27 (b)	3,280,000	3,232,039
Series 2022 B2, 4.25%, tender 10/1/27 (b)	5,785,000	5,678,558
Series 2022 C1, 5.25%, tender 6/1/29 (b)	7,585,000	7,900,122
Series 2022 D1, 4%, tender 6/1/27 (b)	2,070,000	2,060,280
Series 2022 E, 5%, tender 6/1/28 (b)	3,645,000	3,763,486
Series 2022 F, 5.5%, tender 12/1/28 (b)	10,470,000	10,951,991
Series 2023 B2, 5.25%, tender 12/1/30 (b)	1,840,000	1,951,623
Series 2023 C, 5.5%, tender 6/1/32 (b)	6,500,000	6,963,069
Series 2023 D1, 5.5%, tender 2/1/29 (b)	4,575,000	4,797,159
Cooper Green Mercy Health Svcs. Series 2022 A:
5.25% 9/1/42	550,000	580,342
5.25% 9/1/52	2,620,000	2,706,535
Energy Southeast Ala Coop. District Bonds:
Series 2023 A1, 5.5%, tender 1/1/31 (b)	1,000,000	1,067,825
Series 2023 B1, 5.75%, tender 11/1/31 (b)	2,005,000	2,192,851
Series 2023 B2, 5.764%, tender 11/1/31 (b)	3,000,000	3,049,181
Homewood Edl. Bldg. Auth. Rev. Series 2019 A:
4% 12/1/33	15,000	15,085
4% 12/1/35	50,000	49,976
4% 12/1/36	65,000	64,172
4% 12/1/37	70,000	68,212
4% 12/1/38	125,000	119,106
4% 12/1/39	95,000	89,444
4% 12/1/41	310,000	285,803
4% 12/1/44	210,000	187,126
4% 12/1/49	125,000	106,881
Hoover Indl. Dev. Board Envir. Impt. Rev.:
(United States Steel Corp. Proj.) Series 2019, 5.75% 10/1/49 (d)	2,225,000	2,209,993
Bonds (United States Steel Corp. Proj.) Series 2020, 6.375%, tender 11/1/30 (b)(d)	195,000	207,679
Huntsville Redstone Village Spl. Care Facilities Finanacing Auth.:
Series 2007:
5.5% 1/1/28	520,000	301,600
5.5% 1/1/43	405,000	234,900
Series 2008 A, 6.875% 1/1/43	280,000	162,400
Series 2011 A, 7.5% 1/1/47	500,000	290,000
Infirmary Health Systems Spl. Care Facilities Fing. Auth. Rev. Series 2021 A, 3% 2/1/46	2,270,000	1,663,304
Jacksonville Fla Pub. Edl. Bldga (JSU Foundation Proj.) Series 2023 A:
5.25% 8/1/53 (Assured Guaranty Muni. Corp. Insured)	600,000	638,340
5.5% 8/1/58 (Assured Guaranty Muni. Corp. Insured)	500,000	537,615
Jefferson County Gen. Oblig. Series 2018 A, 5% 4/1/26	355,000	369,849
Jefferson County Swr. Rev.:
Series 2013 A:
5.25% 10/1/48 (Assured Guaranty Muni. Corp. Insured)	2,040,000	2,059,647
5.5% 10/1/53 (Assured Guaranty Muni. Corp. Insured)	5,365,000	5,447,447
Series 2013 B:
0% 10/1/26 (Assured Guaranty Muni. Corp. Insured)	250,000	216,644
0% 10/1/29 (Assured Guaranty Muni. Corp. Insured)	350,000	256,907
0% 10/1/34 (Assured Guaranty Muni. Corp. Insured)	505,000	261,959
0% 10/1/35 (Assured Guaranty Muni. Corp. Insured)	960,000	466,511
Series 2013 D:
6% 10/1/42	4,865,000	5,111,926
6.5% 10/1/53	2,965,000	3,116,136
Series 2013 F:
7.75% 10/1/46	480,000	504,790
7.9% 10/1/50	16,845,000	17,715,422
Lower Alabama Gas District:
(Gas Proj.) Series 2016 A, 5% 9/1/34	545,000	573,318
Bonds (No. 2 Proj.) Series 2020, 4%, tender 12/1/25 (b)	6,905,000	6,860,905
Series 2016 A, 5% 9/1/46	5,580,000	5,792,480
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds (Alabama Pwr. Co. Barry Plant Proj.) Series 2008, 2.9%, tender 12/12/23 (b)	255,000	254,943
Montgomery Edl. Bldg. Auth. Series 2016 A, 5% 10/1/43	300,000	292,789
Montgomery Med. Clinic Facilities Series 2015:
5% 3/1/25	90,000	89,783
5% 3/1/26	5,000	4,955
5% 3/1/27	5,000	4,937
5% 3/1/28	5,000	4,921
5% 3/1/29	5,000	4,893
5% 3/1/30	5,000	4,855
5% 3/1/33	605,000	574,428
5% 3/1/36	1,340,000	1,228,854
Prichard Wtrwks. & Swr. Board Series 2019, 4% 11/1/49	200,000	136,600
Southeast Alabama Gas Supply District Bonds:
(Proj. No. 2) Series 2018 A, 4%, tender 6/1/24 (b)	14,190,000	14,168,481
Series 2018 A, 4%, tender 4/1/24 (b)	3,110,000	3,106,273
Southeast Energy Auth. Coop. Dis Bonds (Proj. No. 6) Series 2023 B, 5%, tender 6/1/30 (b)	2,060,000	2,148,537
Southeast Energy Auth. Rev.:
(Proj. No. 2) Series 2021 B1:
4% 6/1/29	75,000	74,736
4% 6/1/30	55,000	54,535
4% 6/1/31	50,000	49,065
Bonds:
(Proj. No. 1) Series 2021 A, 4%, tender 10/1/28 (b)	670,000	658,391
(Proj. No. 2) Series 2021 B1, 4%, tender 12/1/31 (b)	9,855,000	9,590,884
(Proj. No. 5) Series 2023 A, 5.25%, tender 7/1/29 (b)	4,835,000	5,049,295
Series 2022 A1, 5.5%, tender 12/1/29 (b)	1,415,000	1,498,773
Series 2022 B1, 5%, tender 8/1/28 (b)	3,785,000	3,874,969
Stadium Trace Village Impt. District Dev. Series 2021, 3.625% 3/1/36	350,000	279,145
The DCH Health Care Auth. Series 2015, 5% 6/1/33	165,000	167,033
Tuscaloosa County Indl. Dev. Gulf Opportunity (Hunt Refining Proj.) Series 2019 A:
4.5% 5/1/32 (e)	621,600	586,571
5.25% 5/1/44 (e)	7,255,000	6,579,486
Univ. of North Alabama Rev. Series 2019 B, 5% 11/1/38	320,000	341,545
Univ. of South Alabama Univ. Rev. Series 2019 A:
5% 4/1/44	865,000	895,904
5% 4/1/49	525,000	538,339
TOTAL ALABAMA		188,742,268
Alaska - 0.1%
Alaska Hsg. Fin. Corp.:
Series 2019 B:
5% 12/1/37	480,000	512,129
5% 12/1/38	365,000	387,377
5% 12/1/39	240,000	253,589
Series 2021 A:
4% 6/1/26	425,000	433,176
4% 12/1/29	690,000	719,393
4% 6/1/30	70,000	72,967
5% 6/1/27	50,000	53,172
5% 12/1/27	65,000	69,769
5% 6/1/28	85,000	91,991
5% 12/1/28	965,000	1,052,862
5% 6/1/29	725,000	794,374
Alaska Hsg. Fin. Corp. Mtg. Rev. Series 2022 A, 3% 6/1/51	590,000	566,020
Alaska Indl. Dev. & Export Auth. Rev.:
(Greater Fairbanks Cmnty. Hosp. Foundation Proj.) Series 2014, 5% 4/1/32	500,000	500,960
(Tanana Chiefs Conference Proj.) Series 2019 A, 4% 10/1/49	700,000	623,315
Alaska Int'l. Arpts. Revs.:
Series 2016 A, 5% 10/1/26	90,000	92,388
Series 2016 B, 5% 10/1/33	125,000	127,569
Alaska Muni. Bond Bank Series 2023 TWO:
5.25% 12/1/47 (d)	420,000	437,642
5.25% 12/1/52 (d)	525,000	539,548
Anchorage Gen. Oblig. Series 2015 B, 5% 9/1/26	1,250,000	1,292,060
Anchorage Port Rev. Series 2020 A, 5% 12/1/50 (d)	1,375,000	1,383,212
Northern Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2021 A:
4% 6/1/34	240,000	243,887
4% 6/1/35	600,000	607,348
4% 6/1/37	685,000	679,428
4% 6/1/40	325,000	311,001
4% 6/1/50	905,000	800,799
TOTAL ALASKA		12,645,976
Arizona - 1.3%
Paz County Ariz Indl. Dev. Auth. (Charter School Solutions-Harmoney Pub. Schools Proj.) Series 2018 A, 5% 2/15/38	140,000	140,076
Arizona Board of Regents Arizona State Univ. Rev. Series 2015 D:
5% 7/1/41	830,000	845,664
5% 7/1/46	600,000	609,393
Arizona Board of Regents Ctfs. of Prtn. (Univ. of Arizona Univ. Revs.) Series 2018 B:
5% 6/1/27	30,000	32,016
5% 6/1/30	80,000	86,590
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.) Series 2007 B, 3 month U.S. LIBOR + 0.810% 4.6%, tender 1/1/37 (b)(c)	2,050,000	1,878,633
(Scottsdale Lincoln Hospitals Proj.) Series 2014 A, 5% 12/1/39	585,000	587,655
Arizona Indl. Dev. Auth. Econ. Dev. Rev. (Legacy Cares, Inc. Proj.) Series 2020 A, 7.75% 7/1/50 (e)	1,980,000	118,800
Arizona Indl. Dev. Auth. Ed. Rev.:
(Academies of Math & Science Projs.):
Series 2017 A, 5% 7/1/47	315,000	316,703
Series 2018 A:
5% 7/1/48	435,000	437,223
5% 7/1/52	260,000	260,695
(American Charter Schools Foundation Proj.) Series 2017, 6% 7/1/47 (e)	325,000	326,534
(Arizona Agribusiness & Equine Ctr., Inc. Proj.) Series 2017 B:
5% 3/1/37 (e)	250,000	236,084
5% 3/1/42 (e)	250,000	225,562
(BASIS Schools Projs.):
Series 2017 A:
5.125% 7/1/37 (e)	210,000	205,869
5.25% 7/1/47 (e)	160,000	148,568
Series 2017 D:
5% 7/1/37 (e)	145,000	140,412
5% 7/1/47 (e)	235,000	210,719
5% 7/1/51 (e)	710,000	625,204
Series 2017 F:
5% 7/1/37	210,000	216,056
5% 7/1/47	865,000	873,633
5% 7/1/52	635,000	639,398
Series 2017 G:
5% 7/1/37 (e)	35,000	33,893
5% 7/1/47 (e)	35,000	31,384
5% 7/1/51 (e)	65,000	57,237
(Cadence Campus Proj.) Series 2020 A:
4% 7/15/40 (e)	130,000	110,579
4% 7/15/50 (e)	225,000	174,196
(Doral Academy of Nevada, Fire Mesa and Red Rock Campus Projs.) Series 2019 A:
5% 7/15/39	185,000	181,333
5% 7/15/49	165,000	151,743
(Greathearts Arizona Projs.) Series 2021 A:
3% 7/1/46	300,000	223,861
3% 7/1/52	350,000	246,804
(KIPP Nashville Projs.) Series 2022 A:
5% 7/1/47	700,000	701,917
5% 7/1/57	330,000	327,332
(KIPP NYC Pub. Charter Schools - Macombs Facility Proj.) Series 2021 A, 4% 7/1/51	250,000	210,125
(Leman Academy of Excellence Projs.) Series 2022 A, 4.5% 7/1/54	690,000	600,465
(Odyssey Preparatory Academy Proj.):
Series 2017 A:
5.25% 7/1/37 (e)	420,000	409,247
5.5% 7/1/52 (e)	475,000	430,714
Series 2019, 5% 7/1/49 (e)	610,000	520,025
Academies of Math & Science Projs. Series 2023:
5.25% 7/1/43 (e)	35,000	33,037
5.375% 7/1/53 (e)	120,000	110,445
5.5% 7/1/58 (e)	105,000	97,521
Series 2023 A:
5.25% 7/1/53 (e)	120,000	108,677
5.5% 7/1/58 (e)	120,000	111,618
Arizona Indl. Dev. Auth. Hosp. Rev.:
Series 2020 A, 4% 2/1/50	965,000	880,679
Series 2021 A:
4% 2/1/38	85,000	84,264
4% 2/1/39	85,000	83,047
5% 2/1/29	990,000	1,082,047
Arizona Indl. Dev. Auth. Lease Rev. Series 2020 A:
4% 9/1/37	25,000	24,283
4% 9/1/38	25,000	24,043
4% 9/1/39	20,000	19,057
4% 9/1/40	25,000	23,715
4% 9/1/46	1,000,000	902,222
5% 9/1/31	10,000	10,841
5% 9/1/32	15,000	16,240
5% 9/1/33	25,000	27,040
5% 9/1/34	20,000	21,581
Arizona Indl. Dev. Auth. Rev.:
(Lincoln South Beltway Proj.) Series 2020:
5% 2/1/26	600,000	624,379
5% 8/1/27	290,000	310,457
5% 2/1/28	665,000	718,641
5% 8/1/28	570,000	621,314
(Provident Group-Eastern Michigan Univ. Parking Proj.) Series 2018:
5% 5/1/37	60,000	33,000
5% 5/1/43	55,000	30,250
5% 5/1/48	135,000	74,250
5% 5/1/51	135,000	74,250
Series 2019 2, 3.625% 5/20/33	1,244,820	1,147,450
Arizona Indl. Dev. Auth. Sr. Living:
(Great Lakes Sr. Living Cmntys. LLC Proj.) Series 2021, 7.75% 1/1/54 (e)	100,000	49,731
Series 2019 B, 5% 1/1/49	100,000	51,386
Arizona Indl. Dev. Auth. Sr. Nat'l. Charter School Revolving Ln. Fund:
Series 2019 A, 4% 11/1/49	250,000	219,723
Series 2020 A:
4% 11/1/36	230,000	228,732
4% 11/1/38	125,000	120,981
4% 11/1/39	160,000	153,325
4% 11/1/40	170,000	161,460
4% 11/1/45	425,000	385,998
Series 2021 A, 4% 11/1/51	790,000	687,717
Series 2022 A, 4.25% 11/1/52	740,000	669,658
Arizona Indl. Dev. Auth. Student Hsg. Rev. Series 2019 A:
5% 6/1/49	235,000	241,795
5% 6/1/54	130,000	133,142
Arizona State Univ. Revs.:
Series 2021 C:
5% 7/1/32	70,000	80,086
5% 7/1/34	70,000	79,881
5% 7/1/35	55,000	62,463
5% 7/1/37	825,000	919,876
5% 7/1/38	1,325,000	1,470,095
Series 2023 A, 5.5% 7/1/48	1,000,000	1,130,276
Series 2023 B, 4% 7/1/53	2,790,000	2,689,938
Chandler Indl. Dev. Auth. Indl. Dev. Rev.:
(Intel Corp. Proj.) Series 2022 2, 5%, tender 9/1/27 (b)(d)	9,765,000	10,081,230
Bonds (Intel Corp. Proj.):
Series 2005, 3.8%, tender 6/15/28 (b)	2,750,000	2,783,468
Series 2007, 4.1%, tender 6/15/28 (b)(d)	1,600,000	1,610,140
Series 2019, 5%, tender 6/3/24 (b)(d)	13,290,000	13,329,964
Gilbert Wtr. Resources Municpal Property Series 2022 2022, 4% 7/15/40	4,000,000	4,073,142
Glendale Gen. Oblig. Series 2017:
5% 7/1/30	305,000	327,499
5% 7/1/31	455,000	487,123
Glendale Indl. Dev. Auth.:
(Terraces of Phoenix Proj.) Series 2018 A:
5% 7/1/38	45,000	39,984
5% 7/1/48	50,000	40,489
Series 2019 A, 3% 7/1/35 (d)	415,000	376,391
Series 2021 A, 2.125% 7/1/33 (d)	270,000	219,055
Goodyear Wtr. & Swr. Rev. Series 2020, 4% 7/1/45 (Assured Guaranty Muni. Corp. Insured)	550,000	529,341
Indl. Dev. Auth. of The City of Glendale Sr. Living Rev.:
(Royal Oaks Inspirata Pointe Proj.) Series 2020 A, 5% 5/15/56	945,000	751,073
Series 2019 A:
5% 11/15/42	770,000	759,607
5% 11/15/48	850,000	812,731
Maricopa County Usd # 60 Cph Series 2023:
4.25% 6/1/47	175,000	170,591
5% 6/1/53	1,185,000	1,248,483
Maricopa County Indl. Dev. Auth.:
(Choice Academies, Inc. Proj.) Series 2022, 5.75% 9/1/45 (e)	1,245,000	1,185,586
(Creighton Univ. Proj.) Series 2020, 5% 7/1/47	575,000	595,159
(Great Hearts Arizona Projs.) Series 2017 A, 5% 7/1/52	240,000	241,271
(Greathearts Arizona Projs.) Series 2017 C:
5% 7/1/37	70,000	71,691
5% 7/1/48	145,000	146,083
(Legacy Traditional Schools Proj.):
Series 2019 A:
4% 7/1/34	35,000	35,051
5% 7/1/39	230,000	236,449
5% 7/1/49	430,000	433,445
5% 7/1/54	145,000	145,777
Series 2019 B:
5% 7/1/39 (e)	180,000	173,575
5% 7/1/49 (e)	95,000	86,219
5% 7/1/54 (e)	435,000	388,267
Bonds Series 2019 B, 5%, tender 9/1/24 (b)	40,000	40,393
Series 2021 A, 4% 9/1/51	705,000	643,368
Maricopa County Indl. Dev. Auth. Rev. (Commercial Metals Co. Proj.) Series 2022, 4% 10/15/47 (d)(e)	1,120,000	937,402
Maricopa County Indl. Dev. Auth. Sr. Living Facilities:
(Christian Care Mesa II, Inc.) Series 2014 A, 4.5% 1/1/39 (Pre-Refunded to 1/1/24 @ 100)	30,000	30,024
Series 2016:
5.75% 1/1/36 (e)	595,000	470,622
6% 1/1/48 (e)	1,430,000	990,564
Maricopa County Poll. Cont. Rev.:
(Palo Verde Proj.) Series 2009 B, 3.6% 4/1/40	350,000	302,290
Bonds Series 2010 B, 0.875%, tender 10/1/26 (b)	165,000	147,256
Series 2012 A, 4.5% 8/1/42	455,000	428,537
Maricopa County Rev.:
Series 2016 A:
5% 1/1/33	730,000	762,987
5% 1/1/38	640,000	657,924
Series 2017 A, 4% 1/1/41	1,165,000	1,145,071
Series 2017 D:
3% 1/1/48	2,605,000	1,893,565
4% 1/1/48	960,000	895,913
Series 2019 E, 3% 1/1/49	1,545,000	1,109,386
Maricopa County Spl. Health Care District Gen. Oblig. Series 2018 C, 5% 7/1/36	150,000	159,497
Maricopa County Unified School District #48 Scottsdale Series 2017 B:
5% 7/1/31	45,000	48,304
5% 7/1/32	180,000	193,151
Mesa Util. Sys. Rev. Series 2021, 4% 7/1/35	500,000	518,496
Navajo Nation Arizona Series 2015 A, 5.5% 12/1/30 (e)	1,260,000	1,286,890
Peoria Indl. Dev. Auth. Rev. (Sierra Winds Life Care Cmnty. Proj.) Series 2014 A:
5.5% 11/15/34	520,000	388,278
5.75% 11/15/40	845,000	593,036
Phoenix Ariz Indl. Dev. Auth. Rev.:
(Guam Facilities Foundation, Inc. Projs.) Series 2014, 5.375% 2/1/41	1,740,000	1,577,410
(Guam Facilities Foundation, Inc. Proj.) Series 2014, 5.125% 2/1/34	1,215,000	1,155,205
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2017 A:
5% 7/1/33 (d)	135,000	141,394
5% 7/1/36 (d)	210,000	218,030
5% 7/1/37 (d)	160,000	165,313
5% 7/1/47 (d)	885,000	899,071
Series 2017 B:
5% 7/1/29	305,000	327,288
5% 7/1/30	225,000	241,239
5% 7/1/33	425,000	455,003
5% 7/1/34	110,000	117,403
5% 7/1/35	110,000	117,137
5% 7/1/36	485,000	514,357
5% 7/1/37	305,000	321,887
Series 2018:
5% 7/1/37 (d)	740,000	770,851
5% 7/1/38 (d)	740,000	766,444
Series 2019 A, 5% 7/1/44	425,000	448,955
Series 2019 B:
5% 7/1/35 (d)	1,730,000	1,845,091
5% 7/1/49 (d)	500,000	507,912
Phoenix Civic Impt. Corp. Series 2019 A:
5% 7/1/30	60,000	65,241
5% 7/1/32	75,000	81,277
5% 7/1/36	35,000	37,197
5% 7/1/37	30,000	31,569
5% 7/1/38	45,000	47,071
5% 7/1/39	30,000	31,244
5% 7/1/45	2,700,000	2,784,897
Phoenix Civic Impt. Corp. District Rev.:
(Plaza Expansion Proj.) Series 2005 B, 5.5% 7/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	280,000	333,444
Series 2005 B:
5.5% 7/1/29	1,165,000	1,333,052
5.5% 7/1/30	1,070,000	1,244,388
5.5% 7/1/33	175,000	212,538
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
Series 2020 A, 5% 7/1/44	1,785,000	1,915,091
Series 2021 A, 5% 7/1/45	990,000	1,067,675
Phoenix IDA Student Hsg. Rev.:
(Downton Phoenix Student Hsg., LLC - Arizona State Univ. Proj.) Series 2018 A, 5% 7/1/37	105,000	105,764
(Downtown Phoenix Student Hsg. II LLC Arizona State Univ. Proj.) Series 2019 A:
5% 7/1/44	225,000	221,300
5% 7/1/49	365,000	352,222
5% 7/1/54	585,000	558,552
5% 7/1/59	475,000	448,655
Series 2018 A, (Downtown Phoenix Student Hsg., LLC AZ State Univ. Proj.) 5% 7/1/42	1,085,000	1,065,643
Phoenix Indl. Dev. Auth. (Provident Group - Falcon Properties LLC, Proj.):
Series 2022 A:
4% 12/1/41 (e)	510,000	415,168
4% 12/1/51 (e)	1,695,000	1,257,952
Series 2022 B:
4.15% 12/1/57 (e)	635,000	460,574
5.75% 12/15/57 (e)	745,000	573,006
Phoenix Indl. Dev. Auth. Rev.:
(BASIS Schools Projs.) Series 2016 A, 5% 7/1/35 (e)	25,000	24,869
(Basis Schools Projs.) Series 2016 A, 5% 7/1/46 (e)	370,000	333,417
(BASIS Schools, Inc. Projs. Series 2015 A:
5% 7/1/35 (e)	100,000	99,475
5% 7/1/45 (e)	120,000	108,949
(Legacy Traditional School Projs.) Series 2015:
5% 7/1/35 (e)	175,000	175,332
5% 7/1/45 (e)	195,000	181,133
(Legacy Traditional Schools Projs.) Series 2016 A, 5% 7/1/46 (e)	130,000	119,913
Series 2016 A:
5% 7/1/36	145,000	145,508
5% 7/1/41	115,000	112,483
5% 7/1/46	505,000	477,893
Phoenix Indl. Solid Waste Disp. Rev. Bonds (Republic Svc., Inc. Proj.) Series 2013, 4.9%, tender 2/1/24 (b)(d)	11,000,000	11,003,122
Pima County Indl. Dev. Auth. Ed. Rev.:
(American Leadership Academy Proj.):
Series 2021:
4% 6/15/41 (e)	50,000	40,799
4% 6/15/51 (e)	75,000	55,295
4% 6/15/57 (e)	65,000	45,959
Series 2022:
4% 6/15/41 (e)	510,000	416,148
4% 6/15/51 (e)	1,150,000	847,851
4% 6/15/57 (e)	1,225,000	865,900
Series 2015, 5.625% 6/15/45 (e)	300,000	296,490
Pima County Indl. Dev. Auth. S:
Series 2022 A:
6.75% 11/15/42 (e)	250,000	252,827
6.875% 11/15/52 (e)	715,000	718,037
7% 11/15/57 (e)	320,000	322,941
Series 2022 B3, 5.125% 11/15/29 (e)	310,000	304,622
Pinal County Indl. Dev. Auth. Series 2021 B, 5.5% 10/1/33 (d)(e)	400,000	375,389
Queen Creek Excise Tax & State Shared Rev. Series 2018 A:
5% 8/1/42	395,000	417,489
5% 8/1/47	480,000	502,688
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
(Arizona Salt River Proj.) Series A, 5% 1/1/38	1,705,000	1,779,276
Series 2015 A, 5% 12/1/45	2,500,000	2,565,427
Series 2023 A:
5% 1/1/47	8,675,000	9,453,577
5% 1/1/50	1,850,000	2,005,698
Salt Verde Finl. Corp. Sr. Gas Rev.:
Series 2007 1, 5.25% 12/1/28	2,890,000	3,038,482
Series 2007:
5% 12/1/37	2,265,000	2,402,448
5.25% 12/1/23	140,000	140,000
5.5% 12/1/29	1,080,000	1,156,482
Sierra Vista Ariz Indl. Dev. Auth. (American Leadership Academy Proj.) Series 2023, 5.5% 6/15/47 (e)	1,500,000	1,446,314
Tempe Indl. Dev. Auth. Rev.:
(Friendship Village of Tempe Proj.):
Series 2019:
5% 12/1/50	325,000	270,871
5% 12/1/54	365,000	299,424
Series 2021 A, 4% 12/1/46	350,000	254,268
(Mirabella At ASU, Inc. Proj.) Series 2017 A, 6.125% 10/1/52 (e)	435,000	239,915
Yavapai County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2003 A2, 2.2%, tender 6/3/24 (b)(d)	455,000	450,238
TOTAL ARIZONA		154,405,250
Arkansas - 0.2%
Arkansas Dev. Auth. Indl. Dev. Rev.:
(Big River Steel Proj.):
Series 2019, 4.5% 9/1/49 (d)(e)	4,000,000	3,852,086
Series 2020 A, 4.75% 9/1/49 (d)(e)	1,255,000	1,245,694
(Hybar Steel Proj.) Series 2023 A, 6.875% 7/1/48 (d)(e)	2,500,000	2,569,466
Arkansas Dev. Fin. Auth.:
(Lisa Academy Proj.) Series 2018 A, 4.5% 7/1/39	5,000	4,540
(Liza Academy Proj.) Series 2018 A, 4% 7/1/28	45,000	43,357
Series 2018 A, 4.5% 7/1/33	90,000	86,143
Arkansas Dev. Fin. Auth. Health Care Rev.:
Bonds Series 2020 B2, 5%, tender 9/1/27 (b)	260,000	272,661
Series 2019, 5% 12/1/47	1,475,000	1,513,162
Series 2020 B1:
5% 9/1/26	950,000	986,688
5% 9/1/27	1,000,000	1,053,483
5% 9/1/28	430,000	458,235
5% 9/1/29	365,000	392,011
5% 9/1/36	185,000	192,063
5% 9/1/40	110,000	111,786
Series 2021 B1:
5% 9/1/37	125,000	128,976
5% 9/1/39	100,000	102,137
Arkansas Dev. Fin. Auth. Health Rev. (CARTI Surgery Ctr. Proj.) Series 2021 B:
3% 7/1/32	35,000	29,814
3.125% 7/1/36	100,000	79,000
4% 7/1/52	165,000	123,676
4.25% 7/1/41	35,000	30,608
Arkansas Dev. Fin. Auth. Hosp. Rev.:
Series 2015 A, 5% 2/1/35	130,000	130,757
Series 2015 B, 5% 2/1/24	235,000	235,419
Series 2015 C, 5% 2/1/35	170,000	170,990
Series 2017, 5% 2/1/38	355,000	356,909
Series 2019, 4% 2/1/42	130,000	113,976
Arkansas Dev. Fin. Auth. Tobacco Settlement Rev. Series 2006, 0% 7/1/46 (AMBAC Insured)	1,065,000	349,135
Arkansas Dev. Fing. Auth. Envir. Impt. Rev.:
(United States Steel Corp. Proj.) Series 2023, 5.7% 5/1/53 (d)	4,500,000	4,499,731
Series 2022, 5.45% 9/1/52 (d)	1,000,000	967,508
Little Rock School District Series 2021 A, 3% 2/1/50	1,000,000	731,130
Pulaski County Pub. Facilities Board Series 2014, 5% 12/1/42	320,000	321,959
TOTAL ARKANSAS		21,153,100
California - 6.2%
ABC Unified School District Series 1997 C, 0% 8/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	475,000	411,434
Alameda Corridor Trans. Auth. Rev.:
Series 1999 A, 0% 10/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,500,000	3,890,687
Series 2016 B:
5% 10/1/34	1,625,000	1,662,625
5% 10/1/37	540,000	549,063
Series 2022 C:
0% 10/1/52 (Assured Guaranty Muni. Corp. Insured)	1,680,000	861,469
5% 10/1/52 (Assured Guaranty Muni. Corp. Insured)	1,850,000	1,945,078
Series 2022, 0% 10/1/48	2,000,000	1,038,093
Allan-Hancock Joint Cmnty. College District Series 2012 C, 0% 8/1/44 (f)	1,500,000	1,046,799
Anaheim Pub. Fing. Auth. Lease Rev. Series 2014 A:
5% 5/1/33 (Pre-Refunded to 5/1/24 @ 100)	420,000	423,416
5% 5/1/34 (Pre-Refunded to 5/1/24 @ 100)	325,000	327,643
5% 5/1/46 (Pre-Refunded to 5/1/24 @ 100)	2,170,000	2,187,650
Antelope Valley Cmnty. College District Series B, 3% 8/1/50	1,200,000	883,574
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds:
Series 2001 A, 5.06%, tender 4/1/27 (b)	6,505,000	6,507,759
Series 2021 B, 0.280% x SIFMA Municipal Swap Index 4.09%, tender 12/7/23 (b)(c)	885,000	883,027
CA Muni. Fin. Auth. Chrter School Rev. Series 2016 A, 5% 7/1/46 (e)	670,000	609,243
California Cmnty. Choice Fing. Auth. Clean Energy Proj. Rev. Bonds:
Series 2021 A, 4%, tender 12/1/27 (b)	4,260,000	4,231,176
Series 2021 B1, 4%, tender 8/1/31 (b)	2,280,000	2,223,205
Series 2021 B2, 4.26%, tender 8/1/31 (b)	1,000,000	878,961
Series 2022 A1, 4%, tender 8/1/28 (b)	4,250,000	4,216,264
Series 2023 A1, 5%, tender 8/1/29 (b)	1,750,000	1,820,676
Series 2023 A2, U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.950% 5.514%, tender 8/1/29 (b)(c)	3,250,000	3,311,543
Series 2023 B1, 5%, tender 8/1/29 (b)	9,350,000	9,699,707
Series 2023 C, 5.25%, tender 10/1/31 (b)	14,200,000	14,632,078
Series 2023 D, 5.5%, tender 11/1/28 (b)	2,500,000	2,642,277
Series 2023 E1, 5%, tender 3/1/31 (b)	3,050,000	3,190,996
Series 2023 E2, U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.670% 5.234%, tender 3/1/31 (b)(c)	2,500,000	2,506,493
Series 2023 F, 5.5%, tender 11/1/30 (b)	5,925,000	6,445,382
California Cmnty. College Fin. Auth. Series 2016 C, 5% 6/1/25 (Escrowed to Maturity)	845,000	871,480
California Cmnty. College Finga:
(NCCD - Napa Valley Properties LLC - Napa Valley College Proj.) Series 2022 A, 5.75% 7/1/60 (e)	900,000	881,119
(NCCD - Orange Coast Properties LLC - Orange Coast College Proj.) Series 2018, 5.25% 5/1/48	1,000,000	1,005,023
California Cmnty. Hsg. Agcy. Essential Hsg. Rev.:
Series 2019 A, 5% 8/1/49 (e)	1,575,000	1,425,581
Series 2020 A, 5% 2/1/50 (e)	150,000	116,884
Series 2021 A:
4% 2/1/56 (e)	1,190,000	855,145
4% 2/1/56 (e)	3,550,000	2,187,361
Series 2021 A1:
4% 2/1/56 (e)	1,835,000	1,480,524
4% 2/1/56 (e)	750,000	590,748
Series 2021 A2, 4% 8/1/50 (e)	2,625,000	1,860,380
California Cmnty. Hsg. Agcy. Workf Series 2019 A, 5% 4/1/49 (e)	300,000	234,562
California County Tobacco Securitization Agcy. Tobacco Settlement Asset-Backed Series 2020 A:
4% 6/1/38	25,000	24,408
4% 6/1/39	35,000	33,899
California Edl. Facilities Auth. Rev.:
Series 2016 U7 5% 6/1/46	895,000	1,043,831
Series 2017 A, 5% 4/1/47	120,000	122,003
Series 2018 A, 5% 10/1/42	85,000	88,156
California Gen. Oblig.:
Series 2004, 5.25% 12/1/33	20,000	20,026
Series 2013:
5% 11/1/28	860,000	860,319
5% 11/1/28	815,000	817,614
5% 9/1/31	1,775,000	1,780,694
Series 2015, 5% 3/1/30	605,000	618,077
Series 2016, 5% 9/1/29	270,000	285,103
Series 2018:
5% 10/1/24	5,000,000	5,076,985
5% 8/1/30	1,300,000	1,430,475
5% 10/1/47	265,000	271,866
Series 2019:
3% 10/1/36	3,110,000	2,853,920
3% 10/1/37	500,000	451,839
4% 10/1/36	750,000	770,283
4% 10/1/37	2,100,000	2,149,277
4% 10/1/39	800,000	817,653
Series 2020:
4% 3/1/36	5,650,000	5,905,877
4% 11/1/37	1,375,000	1,420,075
Series 2021:
5% 9/1/32	340,000	395,782
5% 12/1/35	885,000	1,006,341
5% 12/1/36	1,325,000	1,493,895
5% 9/1/41	3,000,000	3,336,890
Series 2022 B, 5% 11/1/32	4,200,000	4,980,551
Series 2022:
4% 9/1/29	305,000	324,405
5% 4/1/35	155,000	180,567
5% 4/1/35	635,000	695,288
5% 4/1/42	810,000	903,753
5% 9/1/42	2,000,000	2,241,453
5% 11/1/42	3,155,000	3,542,191
5% 4/1/47	9,580,000	10,470,336
5.5% 12/1/52	1,670,000	1,835,120
Series 2023:
4% 10/1/50	2,250,000	2,239,638
5% 9/1/34	2,500,000	2,983,073
5% 10/1/45	2,250,000	2,498,753
5.25% 10/1/50	2,850,000	3,193,656
California Health Facilities Fing. Auth. Rev.:
Series 2015:
5% 11/15/28	250,000	260,733
5% 11/15/32	55,000	57,187
5% 11/15/33	480,000	498,737
Series 2016 A:
5% 11/15/41 (Pre-Refunded to 11/15/25 @ 100)	1,000,000	1,042,983
5% 11/15/46 (Pre-Refunded to 11/15/25 @ 100)	540,000	563,211
Series 2017 A, 5% 11/15/56	360,000	366,587
Series 2017 A2, 5% 11/1/47	1,320,000	1,495,034
Series 2018 A, 5% 11/15/35	440,000	467,459
Series 2019, 5% 11/15/49	1,805,000	1,822,531
Series 2020 A:
4% 4/1/38	355,000	352,279
4% 4/1/45	250,000	238,293
4% 4/1/49	1,510,000	1,416,621
Series A, 5% 8/15/47	300,000	302,876
California Hsg. Fin. Agcy.:
Series 2019 A:
4% 3/20/33	1,043,522	1,037,424
4.25% 1/15/35	696,537	685,326
Series 2021 1:
0.797% 11/20/35 (b)	14,586,457	721,372
3.5% 11/20/35	1,086,942	1,010,102
Series 2021 3, 0.789% 8/20/36 (b)	5,211,364	271,673
Series 2023 A1, 4.375% 9/20/36	10,670,519	10,315,690
California Infrastructure & Econ. Dev. Series 2019:
5% 8/1/44	2,035,000	2,151,562
5% 8/1/49	960,000	1,007,363
California Infrastructure & Econ. Dev. Bank Series 2022 B:
5% 11/1/47	325,000	335,543
5% 11/1/57	275,000	280,972
California Infrastructure and Econ. Dev. Bank Rev.:
Bonds (Los Angeles County Museum of Art Proj.) Series 2021 A, 1.2%, tender 6/1/28 (b)	1,695,000	1,480,681
Series 2017, 5% 5/15/42	1,205,000	1,276,092
Series 2023:
4% 10/1/41	1,165,000	1,196,353
4% 10/1/43	10,000,000	10,193,781
California Muni. Fin. Auth.:
(United Airlines, Inc. Los Angeles Int'l. Arpt. proj.) Series 2019, 4% 7/15/29 (d)	1,540,000	1,488,971
Series 2018 A, 5% 6/1/48	1,685,000	1,759,214
Series 2021 A, 4% 11/1/36 (e)	410,000	369,157
California Muni. Fin. Auth. Ctfs. of Prtn. Series 2022 A, 5.25% 11/1/52 (Assured Guaranty Muni. Corp. Insured)	1,610,000	1,762,579
California Muni. Fin. Auth. Mobile Home Park Sr. Rev.:
(Caritas Affordable Hsg., Inc. Proj.) Series 2014 A, 5.25% 8/15/39	205,000	206,414
(Caritas Affordable Hsg., Inc. Projs.) Series 2014 A, 5.25% 8/15/49	570,000	572,226
California Muni. Fin. Auth. Rev.:
(LINXS APM Proj.) Series 2018 A:
5% 12/31/36 (d)	1,260,000	1,297,804
5% 12/31/43 (d)	10,415,000	10,509,840
5% 12/31/47 (d)	2,335,000	2,350,801
Series 2015, 5.5% 11/1/45 (e)	250,000	248,099
Series 2016 A, 5% 11/1/46 (e)	250,000	231,063
Series 2017 A:
5% 2/1/42	370,000	376,189
5% 7/1/42	65,000	65,480
5.25% 11/1/36	355,000	356,833
5.25% 11/1/41	330,000	327,299
5.25% 11/1/47	760,000	726,842
Series 2018 A, 4% 12/31/47 (d)	3,900,000	3,425,768
Series 2019, 5% 8/1/39 (e)	455,000	414,784
Series 2021 A:
4% 2/1/41	500,000	491,077
4% 2/1/51	640,000	550,524
Series 2022, 5.25% 6/1/53	2,075,000	2,200,336
California Muni. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.):
Series 2019 A, 2.4%, tender 10/1/29 (b)(d)	910,000	819,963
Series 2020, 4.25%, tender 12/1/23 (b)(d)	2,610,000	2,610,000
California Muni. Fin. Auth. Student Hsg.:
(CHF-Davis I, LLC - West Village Student Hsg. Proj.) Series 2018:
5% 5/15/34	170,000	177,412
5% 5/15/35	120,000	124,922
5% 5/15/36	215,000	222,680
5% 5/15/38	170,000	173,804
5% 5/15/39	75,000	76,478
5% 5/15/43	225,000	227,251
(CHF-Riverside II, LLC-UCR North District Phase I Student Hsg. Proj.) Series 2019:
5% 5/15/49	420,000	420,844
5% 5/15/52	350,000	349,990
Series 2018:
5% 5/15/36	1,000,000	1,052,952
5% 5/15/39	1,600,000	1,656,879
5% 5/15/48	750,000	763,478
5% 5/15/51	725,000	736,357
Series 2021, 3% 5/15/51 (Build America Mutual Assurance Insured)	250,000	180,793
California Poll. Cont. Fing. Auth. Series 2019:
5% 7/1/29 (e)	480,000	499,258
5% 7/1/39 (e)	1,760,000	1,796,269
5% 11/21/45 (e)	1,930,000	1,944,539
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2003 A, 2.5%, tender 5/1/24 (b)(d)	810,000	803,956
California Pub. Fin. Auth.:
(Enso Village Proj.) Series 2021 B1, 3.125% 5/15/29 (e)	660,000	610,840
(Enso Villiage Proj.) Series 2021 B2, 2.375% 11/15/28 (e)	495,000	466,020
Series 2021 A:
5% 11/15/36 (e)	190,000	181,108
5% 11/15/46 (e)	105,000	91,885
Series 2021 B3, 2.125% 11/15/27 (e)	370,000	352,313
California Pub. Fin. Auth. Rev.:
Series 2017:
5% 10/15/37	105,000	107,024
5% 10/15/47	105,000	105,320
Series 2019 A, 6.25% 7/1/54 (e)	250,000	261,689
Series 2019 B, 7.5% 7/1/36 (e)	250,000	241,504
Series 2021 A, 4% 10/15/26	85,000	85,506
Series 2022 A, 4% 7/15/51	2,000,000	1,981,309
California Pub. Works Board Lease Rev.:
(Various Cap. Projs.) Series 2022 C:
5% 8/1/30	35,000	39,938
5% 8/1/31	450,000	521,938
5% 8/1/32	130,000	150,742
5% 8/1/34	840,000	969,459
Series 2013 I, 5% 11/1/38	1,960,000	1,962,020
Series 2014 B, 5% 10/1/34	1,505,000	1,520,308
California School Fin. Auth. Charter School Rev.:
(Partnerships to Uplift Cmntys. Proj.) Series 2023, 5.5% 8/1/43 (e)	550,000	549,956
Series 2016, 5% 8/1/41 (Pre-Refunded to 8/1/25 @ 100) (e)	50,000	51,633
Series 2021 A:
4% 6/1/51 (e)	250,000	187,415
4% 8/1/51 (e)	150,000	124,511
4% 6/1/61 (e)	250,000	162,334
4% 8/1/61 (e)	240,000	190,305
Series 2022 A:
5% 7/1/42 (e)	500,000	489,909
5% 7/1/52 (e)	2,045,000	1,799,605
Series 2022 B, 5% 7/1/42 (e)	2,125,000	1,974,204
California School Fin. Auth. School Facility Rev.:
(Alliance for College-Ready Pub. Schools Proj.) Series 2015 A, 4% 7/1/24 (e)	115,000	114,715
(KIPP SoCal Projs.) Series 2020 A, 4% 7/1/50 (e)	735,000	620,107
Series 2015 A, 5% 7/1/45 (e)	285,000	283,369
Series 2019, 5% 7/1/49 (e)	750,000	727,485
California State Univ. Rev.:
Series 2016 A, 4% 11/1/45	360,000	361,793
Series 2017 A, 5% 11/1/42	500,000	520,032
Series 2020 C:
3% 11/1/40	1,350,000	1,153,434
4% 11/1/45	750,000	756,271
California Statewide Cmntys. Dev. Auth.:
(NCCD-Hooper Street LLC-California College of the Arts Proj.) Series 2019:
5% 7/1/29 (e)	130,000	131,820
5.25% 7/1/39 (e)	100,000	100,139
5.25% 7/1/49 (e)	380,000	366,517
5.25% 7/1/52 (e)	165,000	158,167
Series 2013 A, 5.75% 1/15/45 (e)	2,845,000	2,760,269
Series 2016:
5% 5/15/25	55,000	55,649
5% 5/15/26	55,000	56,140
5% 5/15/27	55,000	56,204
5% 5/15/28	55,000	56,230
5% 5/15/32	70,000	71,320
5% 5/15/33	85,000	86,524
5% 5/15/40	55,000	55,224
Series 2017:
5% 5/15/37	1,000,000	1,012,273
5% 5/15/47	1,180,000	1,179,966
California Statewide Cmntys. Dev. Auth. Hosp. Rev. Series 2018, 5% 1/1/48	350,000	352,689
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. Bonds Series 2020 R, 3.95%, tender 4/1/60 (e)(g)	2,500,000	2,071,496
California Statewide Cmntys. Dev. Auth. Poll. Cont. Rev. Series 2010 A, 1.75% 9/1/29	300,000	250,212
California Statewide Cmntys. Dev. Auth. Rev.:
(899 Charleston Proj.) Series 2014 A, 5.375% 11/1/49 (e)	490,000	380,448
(Viamonte Sr. Living 1 Proj.) Series 2018 A, 3.5% 7/1/34	165,000	162,510
Series 2014 A:
5.25% 12/1/44	560,000	560,715
5.5% 12/1/54	2,920,000	2,926,159
Series 2014 B, 5% 7/1/28 (Pre-Refunded to 7/1/24 @ 100)	860,000	869,434
Series 2014, 6.375% 11/1/43 (e)	350,000	350,273
Series 2015 A, 5% 10/1/45	615,000	615,663
Series 2015, 5% 2/1/45 (h)	640,000	339,200
Series 2016 A:
5% 12/1/27 (e)	420,000	428,822
5% 12/1/46 (e)	2,880,000	2,824,258
5.25% 12/1/56 (e)	4,305,000	4,173,796
Series 2017 A:
3.5% 11/1/27 (e)	735,000	702,050
5% 11/1/32 (e)	100,000	101,055
5% 11/1/41 (e)	200,000	190,881
Series 2018 A:
5% 3/1/34	210,000	221,566
5% 3/1/35	315,000	331,960
5.25% 12/1/48 (e)	250,000	251,894
5.5% 12/1/58 (e)	4,875,000	4,919,638
Series 2019 B:
4% 9/2/29	450,000	453,751
5% 9/2/34	150,000	158,270
5% 9/2/39	140,000	142,816
5% 9/2/44	1,000,000	1,016,095
5% 9/2/49	70,000	70,818
Series 2021 A:
4% 9/2/28	35,000	34,531
4% 9/2/29	40,000	39,208
4% 9/2/30	45,000	43,820
4% 9/2/31	35,000	33,824
4% 9/2/41	230,000	198,470
4% 9/2/51	140,000	110,762
Series 2021 B:
4% 9/2/41	640,000	568,643
4% 9/2/51	755,000	616,794
Series 2021 C1:
4% 9/2/31	85,000	82,306
4% 9/2/41	450,000	390,200
4% 9/2/51	105,000	83,833
Series 2022 A:
5.25% 8/15/52	725,000	782,365
5.375% 8/15/57 (Assured Guaranty Muni. Corp. Insured)	690,000	749,654
Series 2022 A1, 5% 9/2/52	1,525,000	1,460,839
Series 2022 B, 5% 9/2/52	500,000	478,253
Series 2023 D, 5.25% 9/2/43	1,300,000	1,303,327
California Statewide Fing. Auth. Series 2002 A, 6% 5/1/43	210,000	213,389
Carlsbad Unified School District Series 2021 B, 3% 8/1/46	250,000	191,633
Chabot-Las Positas Cmnty. College District Series 2023 C, 5.25% 8/1/48	500,000	557,733
Chino Valley Unified School District Series 2020 B, 3.375% 8/1/50 (Assured Guaranty Muni. Corp. Insured)	10,690,000	8,835,344
CMFA Spl. Fin. Agcy. Essential Hsg. Rev.:
Series 2020 A1, 4% 8/1/56 (e)	655,000	529,455
Series 2021 A1, 3% 12/1/56 (e)	450,000	291,008
Series 2021, 4% 8/1/45 (e)	840,000	660,064
CMFA Spl. Fin. Agcy. VII Essential Hsg. Rev. Series 2021 A2, 4% 8/1/47 (e)	2,005,000	1,511,950
CMFA Spl. Fin. Agcy. XII:
Series 2022 A1, 3.25% 2/1/57 (e)	240,000	161,588
Series 2022 A2, 4.375% 8/1/49 (e)	455,000	340,517
College of the Sequoias Cmnty. College District Series 2021 E, 3% 8/1/51	455,000	336,267
CSCDA Cmnty. Impt. Auth. Essential Hsg. Rev.:
Series 2020 A, 5% 7/1/51 (e)	605,000	543,704
Series 2021 A, 4% 8/1/56 (e)	500,000	362,495
Series 2021 A1:
2.65% 12/1/46 (e)	1,945,000	1,364,422
3% 7/1/45 (e)	2,000,000	1,427,131
Series 2021 A2:
3% 12/1/56 (e)	200,000	129,792
3.25% 5/1/57 (e)	250,000	163,578
4% 7/1/56 (e)	2,319,888	1,594,717
4% 9/1/56 (e)	1,150,000	796,443
4% 10/1/56 (e)	5,630,000	4,016,286
4% 6/1/58 (e)	250,000	178,629
Series 2021 B, 4% 3/1/57 (e)	1,415,000	977,269
Ctr. Joint Unified School Ditrict Series 2021 B, 3% 8/1/51	1,740,000	1,285,943
Eastern Muni. Wtr. District Fing. Auth. Series 2017 D, 5% 7/1/47	3,845,000	4,004,731
El Camino Cmnty. College District Series 2012 C, 0% 8/1/38	1,700,000	930,641
Escondido Gen. Oblig. Series 2015, 5% 9/1/36	1,000,000	1,032,793
Escondido Union High School District:
Series 2008 A, 0% 8/1/33 (Assured Guaranty Corp. Insured)	590,000	419,174
Series 2009 A, 0% 8/1/31 (Assured Guaranty Corp. Insured)	855,000	658,118
Facilities Fing. Auth. Sp:
(Irvine Great Park Infrastructure Proj.) Series 2023 A, 4% 9/1/58 (Build America Mutual Assurance Insured)	3,825,000	3,755,497
(Irvine Great Park Infrastructure) Series 2023 A, 5.25% 9/1/53	4,000,000	4,420,866
Folsom Cordova Union School District No. 4 Series A, 0% 10/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	225,000	171,931
Foothill-De Anza Cmnty. College District Series 2003 B, 0% 8/1/34 (FGIC Insured) (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,570,000	3,250,685
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 2013 A, 6% 1/15/53 (Pre-Refunded to 1/15/24 @ 100)	3,000,000	3,009,541
Series 2013 B2, 3.5% 1/15/53 (b)	450,000	388,626
Series 2021 A:
4% 1/15/46	1,414,000	1,394,636
4% 1/15/46	3,946,000	3,781,004
Series 2021 C, 4% 1/15/43	250,000	247,516
Fresno Arpt. Rev. Series 2023 A, 5% 7/1/34 (Build America Mutual Assurance Insured) (d)	1,000,000	1,108,252
Fresno Unified School District Series B, 3% 8/1/43	1,470,000	1,147,901
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2015 A:
5% 6/1/34 (Pre-Refunded to 6/1/25 @ 100)	2,115,000	2,179,713
5% 6/1/35 (Pre-Refunded to 6/1/25 @ 100)	875,000	901,773
Series 2021 B1, 3.85% 6/1/50	5,020,000	4,633,433
Series 2021 B2, 0% 6/1/66	79,390,000	8,250,153
Series 2022 A1, 5% 6/1/51	1,425,000	1,461,910
Series A, 0% 6/1/24 (Escrowed to Maturity)	1,125,000	1,107,939
Hastings Campus Hsg. Fin. Auth.:
Series 2020 A:
5% 7/1/45 (e)	1,800,000	1,591,643
5% 7/1/61 (e)	3,730,000	3,099,283
Series 2020 B, 0% 7/1/61 (e)(f)	2,605,000	979,995
Indio Pub. Fing. Auth. Lease Rev. Series 2022 A, 4.5% 11/1/52	1,115,000	1,140,059
Inland Empire Tobacco Securitization Auth. Series 2007:
0% 6/1/57	9,000,000	674,033
0% 6/1/57 (e)	17,305,000	1,188,101
0% 6/1/57 (e)	11,325,000	635,053
Irvine Reassessment District 12-1 Ltd. Oblig.:
Series 2012, 4% 9/2/27	45,000	45,098
Series 2012, 4% 9/2/28	60,000	60,135
Irvine Unified School District Cmnty. Facilities District Series 2017 D, 5% 3/1/57	770,000	781,526
Kern Cmnty. College District Gen. Oblig. Series 2006:
0% 11/1/28 (Assured Guaranty Muni. Corp. Insured)	600,000	512,016
0% 11/1/30 (Assured Guaranty Muni. Corp. Insured)	605,000	479,361
Ladera Ranch Cmnty. Facilities District 2004-1 Series 2022 A, 5% 8/15/47	2,500,000	2,511,661
Live Oak School District Ctfs. of Prtn. (2016 Rfdg. and School Fing. Projs.) Series 2016, 5% 8/1/39 (Assured Guaranty Muni. Corp. Insured)	750,000	779,208
Lodi Unified School District Series 2021, 3% 8/1/46	2,700,000	2,095,077
Long Beach Arpt. Rev.:
Series 2022 A:
5% 6/1/33	30,000	34,971
5% 6/1/34	25,000	29,078
5% 6/1/35	20,000	23,122
5% 6/1/36	50,000	57,280
5% 6/1/37	45,000	50,871
5% 6/1/39	30,000	33,313
Series 2022 B:
5% 6/1/33	30,000	34,971
5% 6/1/34	25,000	29,078
5% 6/1/35	20,000	23,122
5% 6/1/36	20,000	22,912
5% 6/1/37	30,000	33,914
5% 6/1/38	20,000	22,321
5% 6/1/39	35,000	38,865
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev. Series 2007 A:
5% 11/15/29	600,000	628,521
5.5% 11/15/37	900,000	998,581
Long Beach Hbr. Rev. Series 2019 A, 5% 5/15/39	480,000	522,574
Long Beach Marina Rev. (Alamitos Bay Marina Proj.) Series 2015, 5% 5/15/40	540,000	544,144
Long Beach Unified School District:
Series 2009, 5.5% 8/1/29	20,000	20,034
Series 2015 D1, 0% 8/1/30	720,000	555,433
Los Angeles Cmnty. College District Series 2015 C, 5% 8/1/25	305,000	316,116
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev.:
Series 2019 A:
5% 7/1/38	1,445,000	1,556,710
5% 7/1/39	965,000	1,037,062
Series 2019 B, 5% 7/1/36	1,205,000	1,312,980
Los Angeles County Pub. Works Fing. Auth. Lease Rev.:
(Lacma Bldg. for the Permanent Collection Proj.) Series 2020 A:
4% 12/1/38	620,000	636,205
4% 12/1/40	1,095,000	1,116,764
4% 12/1/43	670,000	678,357
(Multiple Cap. Projs.) Series 2015 A, 5% 12/1/33	825,000	836,448
Series 2015 A, 5% 12/1/39	1,715,000	1,736,290
Los Angeles Dept. Arpt. Rev.:
Series 2015 A, 4.75% 5/15/40 (d)	790,000	794,755
Series 2016 B, 5% 5/15/41 (d)	2,600,000	2,631,483
Series 2018 A:
5% 5/15/44 (d)	1,515,000	1,552,189
5.25% 5/15/38 (d)	375,000	393,232
Series 2018 C, 5% 5/15/44 (d)	1,565,000	1,594,909
Series 2018 E, 5% 5/15/43	1,050,000	1,121,298
Series 2018, 5% 5/15/43 (d)	3,150,000	3,249,041
Series 2019 D, 5% 5/15/38 (d)	725,000	755,452
Series 2020 C:
4% 5/15/50 (d)	1,780,000	1,648,867
5% 5/15/37 (d)	770,000	819,002
Series 2021 A:
5% 5/15/36 (d)	365,000	394,527
5% 5/15/37 (d)	270,000	289,127
5% 5/15/38 (d)	595,000	631,646
5% 5/15/39 (d)	885,000	941,129
Series 2021 D:
3% 5/15/39 (Pre-Refunded to 11/15/31 @ 100) (d)	20,000	19,432
4% 5/15/40 (d)	1,000,000	980,497
Series 2022 A, 4% 5/15/41 (d)	2,000,000	1,957,868
Series 2022 G:
4% 5/15/47 (d)	2,000,000	1,880,223
5% 5/15/47 (d)	500,000	519,164
5.5% 5/15/36 (d)	400,000	455,824
5.5% 5/15/40 (d)	300,000	332,204
Series 2022 H, 5.5% 5/15/47 (d)	2,925,000	3,175,008
Series F:
4% 5/15/49 (d)	850,000	785,541
5% 5/15/34 (d)	385,000	412,143
5% 5/15/44 (d)	1,920,000	1,976,543
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2014 E, 5% 7/1/44	2,410,000	2,421,626
Series 2016 A:
5% 7/1/38	860,000	884,642
5% 7/1/46	480,000	490,465
Series 2017 A, 5% 7/1/42	1,805,000	1,874,060
Series 2017 B, 5% 7/1/39	2,655,000	2,771,163
Series 2017 C:
5% 7/1/37	1,165,000	1,229,102
5% 7/1/38	240,000	252,703
5% 7/1/42	3,135,000	3,273,226
Series 2021 B, 5% 7/1/51	5,225,000	5,610,174
Series 2021 C:
5% 7/1/40	255,000	283,031
5% 7/1/51	5,000,000	5,391,117
Series B, 5% 7/1/50	3,455,000	3,696,612
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2020 A, 5% 7/1/40	70,000	76,959
Series 2021 B, 5% 7/1/46	1,520,000	1,649,410
Series 2022 D, 5% 7/1/52	1,200,000	1,307,648
Los Angeles Hbr. Dept. Rev.:
Series 2014 A, 5% 8/1/36 (d)	2,000,000	2,007,885
Series 2019 A, 5% 8/1/25 (d)	620,000	638,318
Los Angeles Unified School District:
Series 2018 B1, 5.25% 7/1/42	7,250,000	7,741,236
Series 2020 A:
5% 7/1/32	1,400,000	1,603,519
5% 7/1/33	1,400,000	1,601,673
Series 2020 C:
4% 7/1/33	750,000	791,982
4% 7/1/38	1,170,000	1,205,811
Los Angeles Unified School District Ctfs. of Prtn. Series 2023 A:
5% 10/1/32	1,775,000	2,070,354
5% 10/1/33	4,000,000	4,724,615
5% 10/1/35	1,705,000	1,997,099
Los Angeles Wastewtr. Sys. Rev.:
Series 2013 A, 5% 6/1/43	400,000	400,124
Series 2018 A, 5% 6/1/48	2,025,000	2,120,985
Metropolitan Wtr. District of Southern California Wtr. Rev. Bonds:
Series 2017 C, SIFMA Municipal Swap Index + 0.140% 3.74%, tender 12/7/23 (b)(c)	2,445,000	2,440,676
Series 2017 D, SIFMA Municipal Swap Index + 0.140% 3.74%, tender 12/7/23 (b)(c)	1,475,000	1,472,391
Series 2017 E, SIFMA Municipal Swap Index + 0.140% 3.95%, tender 12/7/23 (b)(c)	1,005,000	1,003,223
Middle Fork Proj. Fin. Auth. Series 2020:
5% 4/1/24	175,000	175,504
5% 4/1/25	185,000	187,464
5% 4/1/26	130,000	133,378
Modesto Elementary School District, Stanislaus County Series 2021 B:
3% 8/1/46	380,000	293,833
3% 8/1/50	235,000	174,962
Modesto Irrigation District Fing. Auth. Rev. Series 2007 F, 3 month U.S. LIBOR + 0.580% 4.38% 9/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)(c)	1,150,000	1,138,092
Monrovia Unified School District Series B, 0% 8/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	550,000	454,505
Montebello Pub. Fing. Auth. (Montebello Home2 Suites by Hilton Hotel Proj.) Series 2016 A:
5% 6/1/41	1,385,000	1,421,067
5% 6/1/46	425,000	434,536
Moreno Valley Unified School District Series 2021 C, 3% 8/1/46	250,000	191,967
Mount Diablo Unified School District Series 2022 B:
4% 8/1/29	105,000	112,864
4% 8/1/31	735,000	792,404
4% 8/1/33	85,000	91,191
MSR Energy Auth. Gas Rev.:
Series 2009 A:
6.125% 11/1/29	380,000	406,976
6.5% 11/1/39	1,750,000	2,149,874
7% 11/1/34	1,810,000	2,254,295
Series 2009 B:
6.5% 11/1/39	3,775,000	4,637,585
7% 11/1/34	6,980,000	8,686,408
Series 2009 C:
6.125% 11/1/29	1,155,000	1,236,992
6.5% 11/1/39	905,000	1,111,792
7% 11/1/34	1,205,000	1,500,788
Murrieta Valley Unified School District Series 2022, 5.25% 9/1/51	2,000,000	2,169,244
Napa Valley Cmnty. Cllge District Series 2018:
4% 8/1/29	815,000	833,158
4% 8/1/32	750,000	762,846
North Lake Tahoe Pub. Fin. Auth. Series 2022, 4.5% 12/1/52	1,090,000	1,106,455
Northern California Gas Auth. #1 Gas Proj. Rev. Series 2007 B, 3 month U.S. LIBOR + 0.720% 4.51% 7/1/27 (b)(c)	1,445,000	1,425,334
Oak Grove School District Series 2023, 5% 8/1/52	500,000	541,133
Ocean View School District Series 2021, 3% 8/1/47 (Assured Guaranty Muni. Corp. Insured)	750,000	560,410
Oceanside Unified School District Series 2009:
0% 8/1/24 (Escrowed to Maturity)	70,000	68,567
0% 8/1/27	35,000	31,526
0% 8/1/27 (Escrowed to Maturity)	15,000	13,511
0% 8/1/27 (Escrowed to Maturity)	40,000	36,029
0% 8/1/29	35,000	29,757
0% 8/1/29	655,000	544,901
0% 8/1/29 (Escrowed to Maturity)	55,000	46,760
0% 8/1/30	35,000	28,663
0% 8/1/30	840,000	673,285
0% 8/1/30 (Escrowed to Maturity)	45,000	37,096
Orange County San District Waste Series 2015 A, 5% 2/1/30	925,000	937,520
Peninsula Corridor Joint Powers Board Series 2022 A, 5% 6/1/47	750,000	808,019
Pomona Unified School District Series 2016 F, 3% 8/1/48	205,000	153,281
Port of Oakland Rev.:
Series 2021 H:
5% 5/1/24 (d)	335,000	336,620
5% 5/1/24 (Escrowed to Maturity) (d)	25,000	25,193
Series H, 5% 5/1/26 (d)	585,000	607,072
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	790,000	586,946
Series 2011, 0% 8/1/46	140,000	48,372
Series B:
0% 8/1/33	245,000	174,781
0% 8/1/37	1,395,000	818,134
0% 8/1/38	3,365,000	1,863,135
0% 8/1/39	3,300,000	1,727,595
0% 8/1/41	750,000	352,546
Poway Unified School District Pub. Fing. Series 2015 A:
5% 9/1/24	120,000	120,985
5% 9/1/26	155,000	158,813
5% 9/1/27	60,000	61,615
5% 9/1/29	320,000	327,467
5% 9/1/30	75,000	76,647
5% 9/1/31	145,000	148,099
Rancho Cucamonga Redev. Agcy. Series 2014:
5% 9/1/30 (Assured Guaranty Muni. Corp. Insured)	295,000	298,335
5% 9/1/31 (Assured Guaranty Muni. Corp. Insured)	825,000	834,222
5% 9/1/32 (Assured Guaranty Muni. Corp. Insured)	775,000	783,469
Richmond Joint Powers Fing. Auth. Rev. Series 2019 A, 5% 11/1/36 (Assured Guaranty Muni. Corp. Insured)	580,000	632,383
Richmond Wastewtr. Rev. Series 2017 A, 5.25% 8/1/47	1,400,000	1,469,148
River Islands Pub. Fing. Auth.:
Series 2022 A-1, 5.25% 9/1/52 (Assured Guaranty Muni. Corp. Insured)	3,840,000	4,152,373
Series 2022, 5.25% 9/1/52 (Assured Guaranty Muni. Corp. Insured)	425,000	459,573
Series 2023, 5.5% 9/1/48	1,250,000	1,246,662
Riverside County Trans. Commission Sales Tax Rev.:
Series 2016 A, 2% 6/1/29	430,000	397,565
Series 2017 B:
4% 6/1/36	1,500,000	1,545,117
5% 6/1/38	1,710,000	1,816,301
5% 6/1/39	2,395,000	2,534,583
Riverside County Trans. Commission Toll Rev. Series 2021 B1:
4% 6/1/37	560,000	560,684
4% 6/1/38	2,150,000	2,114,233
4% 6/1/46	2,205,000	2,060,564
Roseville Natural Gas Fing. Auth. Series 2007, 5% 2/15/27	965,000	990,987
Sacramento Area Flood Cont. Agcy. Series 2016 A, 5% 10/1/36	500,000	523,245
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	695,000	625,844
Sacramento City Unified School District Series 2022 A:
5.5% 8/1/47	1,500,000	1,647,778
5.5% 8/1/52	3,000,000	3,276,907
Sacramento County Arpt. Sys. Rev.:
Series 2016 A, 5% 7/1/41	2,135,000	2,196,111
Series 2016 B, 5% 7/1/41	1,280,000	1,310,324
Series 2018 C, 5% 7/1/37 (d)	590,000	614,598
Sacramento County Sanitation District Fing. Auth. Rev. Series 2020 A, 5% 12/1/50	345,000	370,911
Sacramento Spl. Tax Greenbriar Cmnty. Facilities District No. 2018-03 Area No. 1:
Series 2021:
4% 9/1/41	295,000	266,321
4% 9/1/46	805,000	691,954
Series 2022:
5.25% 9/1/42 (e)	1,065,000	1,086,470
5.25% 9/1/47 (e)	1,060,000	1,071,584
Sacramento Wtr. Rev. Series 2017, 5.25% 9/1/47	525,000	553,667
San Bernardino Unified School District (2019 Fing. Proj.) Series 2019, 5% 10/1/38 (Assured Guaranty Muni. Corp. Insured)	420,000	447,136
San Bernardino Unified School District Gen. Oblig. Series 2012 F, 3% 8/1/44 (Assured Guaranty Muni. Corp. Insured)	1,500,000	1,154,205
San Diego Cmnty. College District Series 2011, 0% 8/1/35	170,000	113,453
San Diego County Reg'l. Arpt. Auth. Arpt. Rev.:
Series 2021 A, 5% 7/1/56	5,000,000	5,314,334
Series 2021 B:
4% 7/1/41 (d)	355,000	343,183
4% 7/1/46 (d)	405,000	380,601
4% 7/1/56 (d)	805,000	716,602
5% 7/1/46 (d)	505,000	521,219
5% 7/1/51 (d)	505,000	517,410
Series 2023 B, 5% 7/1/53 (d)	1,400,000	1,447,503
San Diego County Reg'l. Trans. Commission Sales Tax Rev. Series 2016 A, 5% 4/1/48	2,820,000	2,893,756
San Diego County Wtr. Auth. Fing. Agcy. Wtr. Rev. Series 2022 A:
5% 5/1/47	1,780,000	1,949,055
5% 5/1/52	3,030,000	3,292,368
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. Series 2023 A, 5.25% 8/1/48	750,000	838,529
San Diego Unified School District:
Series 2008 C:
0% 7/1/34	515,000	352,486
0% 7/1/37	285,000	166,233
Series 2008 E, 0% 7/1/47 (f)	1,200,000	880,470
Series 2012 R2, 0% 7/1/41 (f)	1,350,000	1,274,311
Series 2017 I, 5% 7/1/41	250,000	262,926
Series 2020 D2, 3% 7/1/37	590,000	523,703
Series 2020 M2, 3% 7/1/50	1,510,000	1,124,963
Series 2023 ZR 4B, 5% 7/1/40	810,000	928,343
San Francisco Bay Area Rapid Transit Fing. Auth. Series 2020, 3% 8/1/50	1,250,000	925,498
San Francisco Calif City & Cnt Series 2023 B, 5.75% 9/1/53 (e)(i)	510,000	516,461
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Second Series 2019 A, 5% 5/1/44 (d)	2,950,000	3,024,857
Series 2017 A, 5% 5/1/47 (d)	1,500,000	1,517,611
Series 2018 D, 5% 5/1/48 (d)	1,085,000	1,102,127
Series 2019 A:
5% 1/1/35 (d)	860,000	914,302
5% 1/1/37 (d)	280,000	293,787
5% 1/1/47 (d)	360,000	366,890
5% 5/1/49 (d)	9,525,000	9,694,451
Series 2019 B, 5% 5/1/49	850,000	893,323
Series 2019 E:
5% 5/1/38 (d)	915,000	953,021
5% 5/1/39 (d)	1,045,000	1,084,714
5% 5/1/40 (d)	485,000	502,042
5% 5/1/45 (d)	2,000,000	2,047,112
5% 5/1/50 (d)	11,230,000	11,422,040
Series 2020 A, 5% 5/1/38 (d)	1,845,000	1,934,086
Series 2021 A:
5% 5/1/34 (d)	1,650,000	1,799,852
5% 5/1/35 (d)	2,410,000	2,618,685
Series 2022 A:
5% 5/1/26 (d)	2,215,000	2,288,193
5% 5/1/27 (d)	2,245,000	2,352,528
5% 5/1/28 (d)	2,990,000	3,178,081
5% 5/1/29 (d)	2,005,000	2,156,201
Series 2022 B, 5% 5/1/52	7,420,000	7,936,531
Series 2023 C:
5% 5/1/33 (d)	5,000,000	5,569,927
5.5% 5/1/42 (d)	2,110,000	2,340,016
5.5% 5/1/43 (d)	1,570,000	1,736,854
5.75% 5/1/48 (d)	5,050,000	5,611,814
San Francisco City & County Redev. Agcy. Successor (Mission Bay South Redev. Proj.) Series 2014 A, 5% 8/1/43	70,000	70,124
San Jose Int. Arpt. Rev. Series 2017 A, 5% 3/1/41 (d)	1,400,000	1,419,071
San Leandro Unified School District Series 2020 B, 5.25% 8/1/48	1,600,000	1,766,370
San Marcos Redev. Agcy. Successor Series 2015 A:
5% 10/1/30	460,000	475,457
5% 10/1/33	330,000	339,849
San Marcos Unified School District Series 2010 B, 0% 8/1/47	2,795,000	967,258
San Mateo County Cmnty. College District:
Series 2006 A, 0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,085,000	999,134
Series A, 0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	660,000	607,768
San Mateo County Joint Powers Fing. Auth. (Cap. Projs.) Series 2018 A, 5% 7/15/43	1,270,000	1,352,202
San Mateo Unified School District Series 2011 A, 0% 9/1/41 (f)	1,750,000	1,735,025
Sanger Unified School District Series 2022:
5% 6/1/52	660,000	662,307
5% 6/1/52 (Assured Guaranty Muni. Corp. Insured)	65,000	65,011
Santa Ana Unified School District Series 2009 B, 0% 8/1/47 (Assured Guaranty Corp. Insured)	600,000	179,238
Santa Cruz City High School District Series 2021 C, 2% 8/1/36	720,000	568,416
Santa Monica-Malibu Unified School District Series 2018 B, 3% 8/1/44	750,000	592,742
Santa Rosa Wastewtr. Rev. Series 2002 B, 0% 9/1/25 (AMBAC Insured)	95,000	90,009
South Whittier School District Gen. Oblig. Series 2019 B:
4% 8/1/46 (Assured Guaranty Muni. Corp. Insured)	330,000	326,383
4% 8/1/48 (Assured Guaranty Muni. Corp. Insured)	545,000	536,541
Southern California Wtr. Replenishment Fing. Auth. Series 2018 A, 5% 8/1/48	3,615,000	3,816,280
Southwestern Cmnty. College District Gen. Oblig. Series 2021 D, 3% 8/1/41	1,740,000	1,466,264
Stockton Unified School District Gen. Oblig. Series 2011, 0% 8/1/42 (Assured Guaranty Muni. Corp. Insured)	300,000	129,120
Successor Agcy. to the Inland Valley Dev. Agcy. Tax Allocation Series 2014 A, 5.25% 9/1/37	1,215,000	1,218,928
Sunnyvale School District Series 2019 C, 3% 9/1/44	1,250,000	1,029,743
Sutter Calif Union High School District Series 2010 B, 0% 6/1/50 (Pre-Refunded to 8/1/25 @ 100)	250,000	39,052
Temecula Valley Unified School District Gen. Oblig. Series 2021 D, 3% 8/1/47	1,250,000	989,392
Tobacco Securitization Auth. Southern California Tobacco Settlement:
Series 2006 2C, 0% 6/1/46	2,065,000	373,321
Series 2019 A1:
5% 6/1/27	55,000	57,487
5% 6/1/28	85,000	90,018
5% 6/1/29	55,000	58,868
5% 6/1/48	770,000	783,144
Series 2019 B2, 0% 6/1/54	500,000	93,433
Twin Rivers Unified School District Series 2008, 0% 8/1/32 (Assured Guaranty Muni. Corp. Insured)	750,000	545,941
Univ. of California Regents Med. Ctr. Pool Rev. Series 2022 P:
3.5% 5/15/54	1,950,000	1,628,907
5% 5/15/47	8,775,000	9,534,952
Univ. of California Revs.:
Series 2015 AO, 3.25% 5/15/29	1,250,000	1,254,962
Series 2016 AR, 5% 5/15/41	1,500,000	1,551,554
Series 2016 K, 5% 5/15/35	1,445,000	1,505,102
Series 2017 AV, 5% 5/15/36	90,000	95,959
Series 2018 AZ, 5% 5/15/48	1,500,000	1,579,306
Series 2018 O, 5.5% 5/15/58	4,425,000	4,708,016
Series 2023 BN, 5.5% 5/15/40	2,350,000	2,774,007
Val Verde Unified School District Series 2021 F, 3% 8/1/47 (Assured Guaranty Muni. Corp. Insured)	1,570,000	1,154,815
Vista Unified School District Series 2022 B, 5.25% 8/1/48	1,000,000	1,093,186
Washington Township Health Care District Gen. Oblig.:
Series 2013 A, 5.5% 8/1/38	545,000	548,740
Series 2023 B, 5.25% 8/1/48	1,000,000	1,093,376
Washington Township Health Care District Rev.:
Series 2017 A, 5% 7/1/35	50,000	50,883
Series 2017 B:
5% 7/1/29	30,000	30,853
5% 7/1/30	60,000	61,654
West Contra Costa Healthcare District Series 2021, 3% 7/1/42	300,000	240,671
West Contra Costa Unified School District Series 2009 C1, 0% 8/1/29	730,000	604,596
West Sacramento Fing. Auth. Spl. Tax Rev. Series 2006 A, 5% 9/1/34	280,000	315,518
Yosemite Cmnty. College District Series 2010 D, 0% 8/1/42 (f)	3,420,000	2,666,569
TOTAL CALIFORNIA		737,315,157
Colorado - 2.2%
Adams County Co. Scd # Oo1 Series 2017, 5.25% 12/1/40	1,000,000	1,045,646
Aerotropolis Reg'l. Trans. Auth. Spl. Rev. Series 2021, 4.375% 12/1/52	1,945,000	1,526,439
Arista Metropolitan District Broomfield Gen. Oblig. and Spl. Rev. Series 2018 A, 5.125% 12/1/48	1,055,000	961,687
Arkansas River Pwr. Auth. Rev. Series 2018 A:
5% 10/1/38	635,000	645,731
5% 10/1/43	1,205,000	1,217,513
Berthoud-Heritage Metropolitan District No. 1 Ltd. Tax Supported Rev. Series 2019, 5.625% 12/1/48	1,215,000	1,151,602
Canyons Metropolitan District No. 5 Series 2017 A, 6.125% 12/1/47	500,000	486,353
Cherry Creek School District No. 5 Gen. Oblig.:
Series 2017 B, 2.3% 12/15/28	1,000,000	930,266
Series 2021, 5% 12/15/38	1,700,000	1,881,408
Colorado Ctfs. of Prtn.:
Series 2021 A:
4% 12/15/36	680,000	700,560
4% 12/15/38	680,000	689,920
5% 12/15/23	1,300,000	1,300,694
Series 2022:
6% 12/15/36	2,115,000	2,564,491
6% 12/15/39	1,575,000	1,880,799
6% 12/15/40	7,440,000	8,860,001
6% 12/15/41	8,500,000	10,081,670
Colorado Edl. & Cultural Facilities Auth.:
(American Academy Proj.) Series 2020:
5% 12/1/40	755,000	778,121
5% 12/1/50	3,870,000	3,909,094
5% 12/1/55	305,000	306,996
(Highline Academy Charter School Proj.) Series 2022, 5.25% 12/1/52	1,825,000	1,880,937
(Leman Academy of Ecellence - Douglas County, Colorado Campus Proj.) Series 2023 A:
4.25% 7/1/43	1,745,000	1,639,830
4.5% 7/1/58	1,470,000	1,332,118
(Pinnacle Charter School, Inc. Proj.) Series 2021:
4% 12/1/36	290,000	284,873
4% 12/1/41	355,000	329,494
(Prospect Ridge Academy Proj.) Series 2020 A:
5% 3/15/40	370,000	380,717
5% 3/15/50	765,000	772,002
5% 3/15/55	1,130,000	1,136,674
(Windsor Charter Academy Proj.) Series 2020:
4% 9/1/50	100,000	86,956
4% 9/1/55	185,000	157,573
Series 2022 A:
4% 6/1/52	300,000	261,859
4% 6/1/56	300,000	256,402
Colorado Edl. & Cultural Facilities Auth. Rev.:
(DCS Montessori Charter School Proj.) Series 2012, 5% 7/15/37	115,000	115,118
(Liberty Common Proj.) Series 2014 A:
5% 1/15/39	155,000	155,021
5% 1/15/44	125,000	124,275
(Peak to Peak Charter School Proj.) Series 2014:
5% 8/15/30	100,000	100,879
5% 8/15/34	105,000	105,871
(Stargate Charter School Proj.) Series 2018 A, 4% 12/1/48	730,000	636,931
(The Classical Academy Proj.):
Series 2014, 5% 12/1/31	365,000	369,464
Series 2015 A, 5% 12/1/38	215,000	216,271
(Twin Peaks Charter Academy Proj.) Series 2014, 5% 11/15/31	395,000	399,687
(Univ. of Denver Proj.) Series 2017 A:
5% 3/1/43	890,000	911,780
5% 3/1/47	1,180,000	1,203,449
Series 2013, 5% 6/1/29	190,000	190,191
Series 2018:
5% 4/1/38	65,000	66,558
5% 4/1/48	75,000	75,577
5% 4/1/53	80,000	80,370
Colorado Health Facilities Auth. Rev.:
(Mental Health Ctr. of Denver Proj.) Series 2014, 5.75% 2/1/44	695,000	695,578
(Sunny Vista Living Ctr. Proj.) Series 2015 A:
5.75% 12/1/35 (e)	215,000	157,783
6.125% 12/1/45 (e)	950,000	637,865
6.25% 12/1/50 (e)	790,000	522,536
Series 2013 A, 5% 1/1/44 (Pre-Refunded to 1/1/24 @ 100)	985,000	986,242
Series 2013, 8% 8/1/43	1,340,000	1,322,815
Colorado Health Facilities Auth. Rev. Bonds:
(Adventist Health Sys. / Sunbelt Obligated Group) Series 2016 A, 5% 11/15/41	3,610,000	3,673,185
(Bethesda Proj.) Series 2018 A1, 5% 9/15/48	1,195,000	1,026,652
(Boulder Cmnty. Health Proj.) Series 2020:
4% 10/1/35	160,000	159,759
4% 10/1/37	95,000	93,625
4% 10/1/38	70,000	67,955
4% 10/1/39	70,000	66,949
4% 10/1/40	60,000	56,584
(Frasier Proj.) Series 2023 A:
4% 5/15/31	50,000	46,362
4% 5/15/32	60,000	55,088
4% 5/15/33	60,000	54,594
4% 5/15/34	65,000	58,431
4% 5/15/35	65,000	57,559
4% 5/15/36	70,000	60,969
4% 5/15/41	115,000	92,360
4% 5/15/48	180,000	133,393
(Parkview Episcopal Med. Ctr., Co. Proj.) Series 2017:
5% 9/1/24	15,000	15,124
5% 9/1/25	15,000	15,297
5% 9/1/28	125,000	130,737
(Parkview Med. Ctr., Inc. Proj.) Series 2016:
4% 9/1/35	200,000	197,528
4% 9/1/36	160,000	155,787
5% 9/1/46	1,090,000	1,094,777
Bonds:
Series 2018 B, 5%, tender 11/20/25 (b)	65,000	66,869
Series 2019 B, 5%, tender 8/1/26 (b)	50,000	51,389
Series 2018 A:
4% 11/15/48	8,705,000	8,070,867
5% 12/1/48	350,000	332,333
Series 2019 A:
4% 1/1/36	250,000	253,799
4% 1/1/37	1,975,000	1,995,143
4% 11/15/38	2,550,000	2,543,921
4% 11/1/39	225,000	220,568
4% 11/15/43	1,000,000	951,907
5% 11/1/25	1,305,000	1,344,986
5% 11/1/26	95,000	99,630
5% 11/1/39	2,005,000	2,070,200
5% 11/15/39	1,770,000	1,890,529
5% 11/1/44	2,950,000	3,028,351
Series 2019 A1, 4% 8/1/44	6,350,000	5,748,714
Series 2019 A2:
3.25% 8/1/49	1,810,000	1,340,935
3.25% 8/1/49	400,000	295,874
4% 8/1/49	8,475,000	7,439,956
5% 8/1/37	1,000,000	1,047,623
5% 8/1/38	2,790,000	2,904,426
5% 8/1/44	11,525,000	11,761,840
Series 2020 A, 4% 9/1/50	660,000	560,784
Series 2021 A:
3% 11/15/51	3,750,000	2,680,361
4% 11/15/50	1,690,000	1,552,013
Series 2022 A:
5.25% 11/1/52	2,680,000	2,763,605
5.5% 11/1/47	2,225,000	2,355,018
Colorado High Performance Trans. Enterprise C-470 Express Lanes Sr. Rev. Series 2017:
5% 12/31/47	3,670,000	3,670,995
5% 12/31/51	2,625,000	2,620,963
5% 12/31/56	3,260,000	3,228,617
Colorado Hsg. & Fin. Auth.:
Series 2019 F, 4.25% 11/1/49	315,000	314,097
Series 2019 H, 4.25% 11/1/49	785,000	781,755
Series 2021 B, 3% 5/1/51	2,700,000	2,607,856
Series 2023 D, 5.75% 5/1/53	4,900,000	5,219,446
Colorado Int'l. Ctr. Metropolitan District No. 14 Ltd. Tax Gen. Oblig. Series 2018, 5.875% 12/1/46	990,000	954,953
Colorado Reg'l. Trans. District (Denver Transit Partners Eagle P3 Proj.):
Series 2020 A, 3% 7/15/37	240,000	202,132
Series 2020:
4% 7/15/38	90,000	86,768
4% 7/15/39	300,000	286,662
4% 7/15/40	525,000	497,750
Colorado Reg'l. Trans. District Sales Tax Rev.:
(FasTracks Proj.) Series 2016 A, 5% 11/1/36	585,000	612,031
(Fastracks Proj.) Series 2016 A, 5% 11/1/46	1,475,000	1,515,104
(FasTracks Proj.) Series 2017 A, 5% 11/1/40	2,135,000	2,212,043
(Fastracks Proj.) Series 2021 B, 5% 11/1/28	2,710,000	2,998,327
Series 2013 A, 5% 11/1/31	1,560,000	1,813,863
Colorado Springs Utils. Rev.:
Series 2021 B, 4% 11/15/46	2,500,000	2,469,128
Series 2022 B, 5.25% 11/15/52	1,850,000	2,023,156
Colorado State Bldg. Excellent Schools Today Ctfs. of Prtn.:
Series 2017 J, 5.25% 3/15/42	1,500,000	1,559,778
Series 2018 N, 5% 3/15/37	130,000	138,107
Series 2021 S, 4% 3/15/46	3,295,000	3,171,153
Colorado Wtr. Resources and Pwr. Dev. Auth. Wtr. Resources Rev. (City of Sterling, Colorado Wasterwater Util. Enterprise Proj.) Series 2023 A, 5% 9/1/55 (AGM Group Hldgs., Inc. Insured)	205,000	216,673
Copper Ridge Metropolitan District Colo Tax Series 2019, 5% 12/1/39	500,000	461,122
Denver City & County Arpt. Rev.:
Series 2013 B, 5% 11/15/43	365,000	365,835
Series 2017 A:
5% 11/15/26 (d)	420,000	437,932
5% 11/15/27 (d)	355,000	375,980
Series 2018 A:
4% 12/1/43 (d)	1,765,000	1,657,198
5% 12/1/25 (d)	1,000,000	1,023,858
5% 12/1/30 (d)	945,000	1,030,581
5% 12/1/34 (d)	1,370,000	1,531,114
5% 12/1/36 (d)	500,000	552,538
5% 12/1/36 (d)	2,605,000	2,732,903
5% 12/1/37 (d)	2,715,000	2,830,007
5% 12/1/43 (d)	1,625,000	1,666,430
5% 12/1/48 (d)	955,000	969,767
5.25% 12/1/48 (d)	4,130,000	4,250,501
Series 2022 A:
4.125% 11/15/47 (d)	740,000	693,129
4.125% 11/15/53 (d)	695,000	634,412
5.5% 11/15/35 (d)	1,075,000	1,235,226
5.5% 11/15/40 (d)	2,650,000	2,934,924
Series 2022 D, 5.75% 11/15/38 (d)	500,000	569,941
Series 2023:
5% 11/15/32 (d)	1,000,000	1,105,052
5.25% 11/15/35 (d)	2,500,000	2,830,787
5.25% 11/15/36 (d)	750,000	839,278
5.5% 11/15/42 (d)	765,000	845,701
Denver City & County Board Wtr. Rev.:
Series 2020 A:
3% 9/15/47	1,200,000	941,246
5% 9/15/45	4,065,000	4,370,098
5% 9/15/46	6,240,000	6,688,916
Series 2020 B:
5% 9/15/28	1,850,000	2,037,480
5% 9/15/29	3,440,000	3,850,118
Denver City & County Ctfs. of Prtn. Series 2018 A, 5.375% 6/1/43	2,000,000	2,071,526
Denver City & County School District # 1:
Series 2014 B, 5% 12/1/23	4,730,000	4,730,000
Series 2016, 4% 12/1/31	1,000,000	1,013,348
Series 2021, 4% 12/1/35	800,000	834,448
Denver City & County Spl. Facilities Arpt. Rev. (United Airlines, Inc. Proj.) Series 2017, 5% 10/1/32 (d)	4,825,000	4,766,011
Denver Convention Ctr. Hotel Auth. Series 2016:
5% 12/1/35	205,000	208,038
5% 12/1/40	345,000	345,997
Denver Health & Hosp. Auth. Healthcare Rev.:
Series 2014 A, 5.25% 12/1/45	255,000	255,076
Series 2019 A, 4% 12/1/38	165,000	149,787
E-470 Pub. Hwy. Auth. Rev. Series 2020 A:
5% 9/1/36	1,695,000	1,866,506
5% 9/1/40	1,980,000	1,995,169
Fruita Healthcare Rev. (The Colorado Canyons Hosp. and Med. Ctr. Proj.) Series 2017 A, 5.5% 1/1/48 (e)	350,000	304,272
Hogback Metropolitan District Series 2021 A, 5% 12/1/51	500,000	426,576
Jefferson Ctr. Metropolitan District # 1 Co. Series 2020 B, 5.75% 12/15/50	500,000	476,192
Johnstown Plaza Metropolitan District Series 2022, 4.25% 12/1/46	650,000	516,393
Jones District Cmnty. Auth. Board Colo Series 2020 A, 0% 12/1/50 (f)	500,000	428,138
Painted Prairie Metropolitan District # 2 Series 2018, 5.25% 12/1/48	500,000	450,568
Park Creek Metropolitan District:
Series 2015 A:
5% 12/1/45	2,740,000	2,753,601
5% 12/1/45	1,125,000	1,135,687
Series 2016 A:
5% 12/1/30	310,000	324,210
5% 12/1/31	350,000	366,044
5% 12/1/32	370,000	386,317
5% 12/1/33	375,000	390,887
5% 12/1/34	305,000	317,569
5% 12/1/35	345,000	357,233
Series 2019 A:
4% 12/1/37	250,000	251,404
4% 12/1/46 (Assured Guaranty Muni. Corp. Insured)	750,000	721,101
Peak Metropolitan District # 1 Series 2021 A, 5% 12/1/51 (e)	500,000	425,900
Pub. Auth. For Colorado Energy Rev. Series 2008:
6.25% 11/15/28	1,100,000	1,167,318
6.5% 11/15/38	5,125,000	6,166,580
Pueblo Urban Renewal Auth. Tax Increment Rev. (Evraz Proj.) Series 2021 A, 4.75% 12/1/45 (e)	820,000	557,600
Rampart Range Metropolitan District No. 5 Ltd. Tax Supported & Spl. Rev. Series 2021, 4% 12/1/51	1,250,000	880,356
Riverwalk Metropolitan District No. 2 Rev. Series 2022 A, 5% 12/1/52	890,000	755,744
Univ. of Colorado Enterprise Sys. Rev. Bonds:
Series 2019 C, 2%, tender 10/15/24 (b)	430,000	422,698
Series 2021 C3A, 2%, tender 10/15/25 (b)	795,000	770,105
Series 2021 C3B, 2%, tender 10/15/26 (b)	675,000	642,184
Vauxmont Metropolitan District:
Series 2019:
5% 12/15/26 (Assured Guaranty Muni. Corp. Insured)	9,000	9,431
5% 12/15/32 (Assured Guaranty Muni. Corp. Insured)	127,000	133,010
Series 2020:
5% 12/1/32 (Assured Guaranty Muni. Corp. Insured)	105,000	115,257
5% 12/1/33 (Assured Guaranty Muni. Corp. Insured)	180,000	197,296
5% 12/1/35 (Assured Guaranty Muni. Corp. Insured)	45,000	48,911
5% 12/1/50 (Assured Guaranty Muni. Corp. Insured)	457,000	473,787
Villages at Castle Rock Metropolitan District Series 2021 A, 4.125% 12/1/51 (e)	700,000	497,690
Whispering Pines Metropolitan District # 1 Series 2023, 5% 12/1/52	255,000	262,712
TOTAL COLORADO		259,229,151
Connecticut - 0.7%
Bridgeport Gen. Oblig. Series 2019 A, 5% 2/1/25 (Build America Mutual Assurance Insured)	45,000	45,939
Connecticut Arpt. Auth. Customer Facility Charge Rev. (Ground Trans. Ctr. Proj.) Series 2019 A:
4% 7/1/49 (d)	410,000	344,732
5% 7/1/49 (d)	480,000	480,593
Connecticut Gen. Oblig.:
Series 2015 A, 5% 3/15/29	1,040,000	1,062,817
Series 2016 B, 5% 5/15/26	905,000	950,711
Series 2017 A, 5% 4/15/33	15,000	15,877
Series 2018 C, 5% 6/15/28	250,000	274,619
Series 2018 E:
5% 9/15/35	305,000	329,326
5% 9/15/37	275,000	293,328
Series 2018 F:
5% 9/15/24	395,000	400,957
5% 9/15/25	395,000	409,233
5% 9/15/27	55,000	59,517
5% 9/15/28	1,200,000	1,324,441
Series 2019 A:
5% 4/15/26	40,000	41,940
5% 4/15/39	400,000	426,751
Series 2020 A, 4% 1/15/34	535,000	559,215
Series 2021 A:
3% 1/15/37	1,300,000	1,171,654
3% 1/15/39	645,000	554,709
3% 1/15/40	755,000	639,648
Series 2021 D, 5% 7/15/24	805,000	814,487
Series 2022 B, 3% 1/15/42	4,000,000	3,344,511
Series 2022 C:
5% 6/15/32	150,000	174,648
5% 6/15/33	75,000	87,225
5% 6/15/34	100,000	116,031
5% 6/15/35	75,000	86,609
5% 6/15/36	125,000	142,906
5% 6/15/37	50,000	56,485
5% 6/15/38	75,000	83,739
5% 6/15/40	300,000	330,731
Series 2022 D:
5% 9/15/28	705,000	778,109
5% 9/15/32	75,000	87,618
Connecticut Health & Edl. Facilities Auth. Rev.:
(Church Home of Hartford, Inc. Proj.) Series 2016 A:
5% 9/1/46 (e)	190,000	152,542
5% 9/1/53 (e)	230,000	177,187
(Sacred Heart Univ., CT. Proj.) Series 2017 I-1:
5% 7/1/26	60,000	62,578
5% 7/1/27	40,000	42,380
5% 7/1/28	80,000	84,482
5% 7/1/29	50,000	52,786
5% 7/1/34	60,000	62,781
5% 7/1/35	65,000	67,612
5% 7/1/36	20,000	20,706
5% 7/1/37	85,000	87,475
5% 7/1/42	425,000	430,413
Bonds Series 2020 B:
5%, tender 1/1/25 (b)	155,000	156,821
5%, tender 1/1/27 (b)	380,000	396,470
Series 2016 F:
5% 7/1/25	635,000	634,025
5% 7/1/31	555,000	556,705
5% 7/1/32	580,000	581,643
5% 7/1/33	365,000	365,771
5% 7/1/34	255,000	255,234
5% 7/1/43	2,340,000	2,208,751
Series 2016 K, 4% 7/1/46	1,325,000	1,172,377
Series 2019 A:
4% 7/1/49	1,365,000	1,114,120
5% 7/1/26 (e)	845,000	831,050
5% 7/1/27 (e)	490,000	480,818
5% 7/1/49 (e)	1,125,000	932,450
Series 2019 Q-1:
5% 11/1/24	30,000	30,494
5% 11/1/26	645,000	681,764
Series 2019, 4% 7/1/44	955,000	714,382
Series 2020 A:
4% 7/1/39	170,000	165,260
4% 7/1/40	940,000	906,098
Series 2020 C, 4% 7/1/45	235,000	217,107
Series 2020 K:
4% 7/1/45	185,000	180,345
5% 7/1/37	55,000	58,527
5% 7/1/38	85,000	89,777
5% 7/1/39	85,000	89,327
5% 7/1/40	65,000	67,928
Series 2021 G:
4% 3/1/46	795,000	766,396
4% 3/1/51	1,280,000	1,204,673
Series 2021 S, 4% 6/1/51	730,000	689,848
Series 2022 M:
4% 7/1/37	195,000	188,965
4% 7/1/39	1,400,000	1,327,269
4% 7/1/39	70,000	68,674
4% 7/1/40	75,000	72,953
4% 7/1/52	1,390,000	1,237,781
5% 7/1/32	100,000	109,016
Series A, 5% 7/1/26	65,000	65,505
Series K1:
5% 7/1/27	60,000	61,388
5% 7/1/29	155,000	159,099
5% 7/1/30	120,000	122,895
5% 7/1/31	1,075,000	1,098,942
5% 7/1/32	70,000	71,431
5% 7/1/33	245,000	249,540
5% 7/1/34	1,390,000	1,412,663
5% 7/1/35	140,000	141,826
Series K3:
5% 7/1/43	1,475,000	1,405,027
5% 7/1/48	250,000	231,376
Series N:
4% 7/1/39	1,100,000	885,067
4% 7/1/49	1,120,000	793,649
5% 7/1/32	30,000	29,690
5% 7/1/33	30,000	29,551
5% 7/1/34	15,000	14,710
Series R:
4% 7/1/36	65,000	65,550
5% 6/1/32	35,000	38,712
5% 6/1/33	25,000	27,566
5% 6/1/34	35,000	38,621
5% 6/1/35	55,000	60,366
Connecticut Higher Ed. Supplemental Ln. Auth. Rev. Series 2019 B, 3.25% 11/15/35 (d)	210,000	187,897
Connecticut Hsg. Fin. Auth.:
Series 2015 C1, 3.5% 11/15/45	65,000	64,559
Series 2019 B1, 4% 5/15/49	55,000	54,645
Series 2021 B1, 3% 11/15/49	930,000	893,897
Series 2023 B, 5.75% 11/15/53	1,575,000	1,676,956
Series C:
5% 5/15/24 (d)	1,520,000	1,528,451
5% 11/15/24 (d)	705,000	713,579
5% 11/15/25 (d)	630,000	646,052
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2016 A, 5% 9/1/33	2,050,000	2,143,884
Series 2018 A:
5% 1/1/33	1,860,000	1,999,648
5% 1/1/38	1,865,000	1,964,254
Series 2020 A:
5% 5/1/32	665,000	749,950
5% 5/1/35	1,025,000	1,147,187
Series 2021 A:
4% 5/1/40	3,250,000	3,267,562
5% 5/1/35	1,900,000	2,158,171
Series 2022 A, 5.25% 7/1/40	4,000,000	4,548,522
Series A, 5% 9/1/33	320,000	322,485
Connecticut State Revolving Fund Gen. Rev. Series 2017 A:
5% 5/1/33	875,000	932,356
5% 5/1/35	590,000	624,905
Great Pond Impt. District Spl. Oblig. Series 2022:
5.5% 10/1/42 (e)	555,000	563,727
5.75% 10/1/52 (e)	1,495,000	1,518,082
Hamden Gen. Oblig. (Whitney Ctr. Proj.) Series 2019:
5% 1/1/40	1,265,000	1,092,161
5% 1/1/50	1,330,000	1,062,638
Hartford Gen. Oblig. Series 2015 C:
5% 7/15/32 (Assured Guaranty Muni. Corp. Insured)	1,100,000	1,129,066
5% 7/15/34 (Assured Guaranty Muni. Corp. Insured)	250,000	256,507
Hbr. Point Infrastructure Impt. District Series 2017:
5% 4/1/30 (e)	590,000	598,979
5% 4/1/39 (e)	1,820,000	1,825,951
Mohegan Tribal Fin. Auth. Conn Series 2015, 7% 2/1/45 (e)	1,960,000	1,960,343
New Britain Gen. Oblig. Series 2017 C, 5% 3/1/29 (Assured Guaranty Muni. Corp. Insured)	130,000	137,910
New Haven Gen. Oblig. Series 2016 A:
5% 8/15/25 (Assured Guaranty Muni. Corp. Insured)	30,000	30,854
5% 8/15/32 (Assured Guaranty Muni. Corp. Insured)	210,000	219,044
Steelpointe Hbr. Infrastructure Impt. District (Steelpointe Hbr. Proj.) Series 2021, 4% 4/1/51 (e)	1,365,000	1,069,111
Stratford Gen. Oblig. Series 2019, 5% 1/1/28	250,000	264,684
Univ. of Connecticut Gen. Oblig. Series 2019 A, 5% 11/1/25	660,000	684,065
Waterbury Gen. Oblig. Series 2013, 5% 12/1/32 (Pre-Refunded to 12/1/23 @ 100)	880,000	880,000
West Haven Gen. Oblig. Series 2020:
4% 3/15/35	197,000	199,838
4% 3/15/40	160,000	156,792
TOTAL CONNECTICUT		81,560,753
Delaware - 0.3%
Delaware Econ. Dev. Auth. Retirement Communitites Rev. Series 2018 B, 5% 11/15/48	2,495,000	2,355,760
Delaware Econ. Dev. Auth. Rev. (Newark Charter School, Inc. Proj.) Series 2016 A, 5% 9/1/46	100,000	100,286
Delaware Gen. Oblig.:
Series 2019, 5% 2/1/30	706,000	784,932
Series 2020 A, 5% 1/1/31	706,000	797,358
Delaware Health Facilities Auth. Rev.:
(Beebe Med. Ctr. Proj.) Series 2018:
5% 6/1/37	140,000	144,291
5% 6/1/43	1,700,000	1,713,796
5% 6/1/48	2,800,000	2,784,634
5% 6/1/50	930,000	912,857
Beebe Med. Ctr. Proj.) Series 2018, 4.375% 6/1/48	350,000	318,197
Series 2020 A:
5% 10/1/36	1,150,000	1,242,612
5% 10/1/45	3,140,000	3,268,864
Delaware Trans. Auth.:
(U.S. 301 Proj.) Series 2015, 5% 6/1/55	3,313,000	3,346,897
Series 2015, 5% 6/1/45	740,000	751,100
Delaware Trans. Auth. Grant Series 2020:
5% 9/1/33	365,000	410,273
5% 9/1/34	590,000	660,178
5% 9/1/35	590,000	656,241
Kent County Student Hsg. & Dining Facility Rev. (CHF Dover, L.L.C. Delaware State Univ. Proj.) Series 2018 A:
5% 7/1/32	35,000	35,514
5% 7/1/40	160,000	156,468
5% 7/1/48	415,000	393,722
5% 7/1/53	910,000	851,774
5% 7/1/58	1,470,000	1,353,146
Sussex County Rev. (Cadbury at Lewes Proj.) Series 2016, 5% 1/1/36	1,360,000	1,275,391
The Delaware Econ. Dev. Auth. Charter School Rev.:
(Aspira of Delaware Charter Operations, Inc. Proj.) Series 2022 A:
3% 6/1/32	300,000	250,200
4% 6/1/52	130,000	91,039
4% 6/1/57	125,000	84,823
(Newark Charter School, Inc. Proj.) Series 2020:
4% 9/1/30	35,000	34,991
5% 9/1/40	185,000	188,646
5% 9/1/50	245,000	245,287
(Newark Charter School, INC. Proj.) Series 2021, 4% 9/1/51	400,000	335,487
Univ. of Delaware Series 2019 A, 5% 11/1/41	750,000	843,064
Univ. of Delaware Rev. Bonds Series 2013 C, 3.05%, tender 11/1/37 (b)	3,450,000	3,450,000
TOTAL DELAWARE		29,837,828
District Of Columbia - 1.0%
District of Columbia Gen. Oblig.:
Series 2014 D, 5% 6/1/32	520,000	524,497
Series 2017 A, 5% 6/1/33	130,000	138,161
Series 2017 D, 5% 6/1/42	30,000	31,170
Series 2019 A, 5% 10/15/44	2,705,000	2,855,575
Series 2021 D:
4% 2/1/27	920,000	954,138
5% 2/1/28	920,000	1,004,862
5% 2/1/29	1,220,000	1,357,452
Series 2021 E, 5% 2/1/29	2,580,000	2,870,678
Series 2023 A, 5.25% 1/1/48	3,000,000	3,315,482
District of Columbia Hosp. Rev. Series 2015:
5% 7/15/29	225,000	231,598
5% 7/15/30	365,000	375,098
District of Columbia Income Tax Rev. Series 2022 A:
5% 7/1/36	500,000	574,936
5.5% 7/1/47	2,500,000	2,808,303
District of Columbia Rev.:
(Ingleside At Rock Creek Proj.) Series 2017 A, 4.125% 7/1/27	200,000	191,427
(Ingleside at Rock Creek Proj.) Series 2017 A:
5% 7/1/32	535,000	511,248
5% 7/1/37	555,000	502,973
5% 7/1/42	945,000	809,716
5% 7/1/52	2,115,000	1,689,172
Series 2009 A:
5.125% 1/1/35	220,000	190,863
5.25% 1/1/39	140,000	117,858
Series 2016 A:
5% 6/1/36	420,000	424,784
5% 6/1/41	275,000	274,015
5% 6/1/46	405,000	394,096
Series 2017 B:
5% 7/1/42	2,230,000	2,260,919
5% 7/1/48	1,735,000	1,745,776
Series 2018:
5% 10/1/25	30,000	30,739
5% 10/1/26	55,000	57,237
5% 10/1/27	60,000	63,444
5% 10/1/43	200,000	202,654
5% 10/1/48	5,055,000	5,085,889
Series 2019:
4% 7/1/39	1,020,000	970,314
4% 7/1/44	60,000	54,529
4% 7/1/49	765,000	669,905
Series 2020:
5% 6/1/50	240,000	216,631
5% 6/1/55	300,000	266,707
District of Columbia Student Dorm. Rev.:
Series 2013 A, 5% 10/1/35	960,000	931,582
Series 2013:
5% 10/1/30	730,000	722,473
5% 10/1/45	490,000	450,875
District of Columbia Tax Increment Rev.:
(Union Market Infastructure Proj.) Series 2021 A, 0% 6/1/46 (e)(f)	500,000	324,696
(Union Market Infrastructure Proj.) Series 2021 A, 0% 6/1/31 (e)(f)	100,000	78,568
District of Columbia Tobacco Settlement Fing. Corp.:
Series 2006 A, 0% 6/15/46	16,830,000	4,088,007
Series 2006 B, 0% 6/15/46	3,230,000	625,615
District of Columbia Univ. Rev. Series 2017, 5% 4/1/35	640,000	666,229
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Bonds Series 2019 C, 1.75%, tender 10/1/24 (b)	205,000	201,046
Howard Univ. 4.756% 10/1/51	300,000	240,494
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev.:
(Dulles Metrorail And Cap. Impt. Proj.) Series 2019 B, 4% 10/1/53 (Assured Guaranty Muni. Corp. Insured)	550,000	513,954
(Dulles Metrorail and Cap. Impt. Projs.):
Series 2019 A:
5% 10/1/31	505,000	539,123
5% 10/1/32	635,000	677,210
5% 10/1/33	70,000	74,598
5% 10/1/34	110,000	117,013
5% 10/1/36	110,000	115,876
5% 10/1/38	95,000	99,059
5% 10/1/44	3,550,000	3,664,976
Series 2019 B, 3% 10/1/50 (Assured Guaranty Muni. Corp. Insured)	2,760,000	2,009,728
(Dulles Metrorail And Cap. Impt. Projs.) Series 2019 B, 4% 10/1/49	8,650,000	7,745,142
(Dulles Metrorail and Cap. Impt. Projs.) Series 2019 B, 5% 10/1/47	480,000	490,363
(Dulles Metrorail and Cap. Impts. Projs.) Series 2022 A, 4% 10/1/52 (Assured Guaranty Muni. Corp. Insured)	4,690,000	4,389,822
Series 2009 B:
0% 10/1/37	1,800,000	995,593
0% 10/1/38	1,405,000	712,409
0% 10/1/39	280,000	133,489
0% 10/1/40	705,000	316,101
Series 2009 C, 6.5% 10/1/41 (Pre-Refunded to 10/1/26 @ 100)	1,270,000	1,392,580
Series 2010 B, 6.5% 10/1/44	4,605,000	5,040,649
Series 2019 B, 4% 10/1/49	425,000	400,806
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2014 A, 5% 10/1/29 (d)	3,150,000	3,163,538
Series 2016 A, 5% 10/1/32 (d)	250,000	255,573
Series 2017 A:
5% 10/1/28 (d)	810,000	853,602
5% 10/1/30 (d)	1,005,000	1,056,105
5% 10/1/31 (d)	175,000	183,997
5% 10/1/32 (d)	270,000	283,645
5% 10/1/33 (d)	135,000	141,787
5% 10/1/35 (d)	305,000	318,999
5% 10/1/42 (d)	605,000	617,789
Series 2018 A:
5% 10/1/43 (d)	740,000	758,258
5% 10/1/48 (d)	3,615,000	3,676,824
Series 2019 A:
5% 10/1/25 (d)	430,000	440,213
5% 10/1/28 (d)	1,685,000	1,806,035
5% 10/1/35 (d)	250,000	267,005
Series 2019 B, 5% 10/1/25	105,000	108,793
Series 2020 A:
4% 10/1/38 (d)	1,800,000	1,769,477
5% 10/1/26 (d)	1,565,000	1,628,231
5% 10/1/27 (d)	540,000	570,795
5% 10/1/28 (d)	270,000	289,394
Series 2021 A:
5% 10/1/31 (d)	1,280,000	1,415,971
5% 10/1/34 (d)	2,130,000	2,337,594
5% 10/1/36 (d)	500,000	540,882
5% 10/1/46 (d)	1,180,000	1,226,808
Series 2023 A:
5% 10/1/31 (d)	1,000,000	1,106,227
5% 10/1/32 (d)	3,000,000	3,338,187
5.25% 10/1/48 (d)	4,000,000	4,249,427
Washington D.C. Metropolitan Transit Auth. Rev. Series 2017 B, 5% 7/1/33	255,000	269,660
Washington Metropolitan Area Transit Auth.:
Series 2021 A, 3% 7/15/36	750,000	687,735
Series 2023 A:
5% 7/15/44	500,000	549,369
5% 7/15/48	1,750,000	1,891,478
5.25% 7/15/53	5,325,000	5,852,470
5.5% 7/15/51	5,600,000	6,268,811
Series 2023, 4.125% 7/15/47	2,785,000	2,754,536
TOTAL DISTRICT OF COLUMBIA		122,210,137
Florida - 3.2%
Alachua County Health Facilities Auth. Continuing Care Retirement Cmnty. Rev. (Oak Hammock at The Univ. of Florida, Inc. Proj.) Series 2022:
4% 10/1/40	140,000	113,146
4% 10/1/46	190,000	142,506
Alachua County Health Facilities Auth. Health Facilities Rev.:
(East Ridge Retirement Villiage, Inc. Proj.) Series 2014:
6% 11/15/34	800,000	595,869
6.375% 11/15/49	1,330,000	882,136
Series 2007, 3 month U.S. LIBOR + 0.870% 4.67% 12/1/37 (b)(c)	2,000,000	1,858,644
Series 2019 A, 4% 12/1/49	3,840,000	3,517,997
Series 2019 B1:
5% 12/1/35	210,000	221,488
5% 12/1/36	360,000	376,323
5% 12/1/37	475,000	494,074
Atlantic Beach Health Care Facilities Series A, 5% 11/15/43	55,000	49,358
Avenir Cmnty. Dev. District:
Assessment Area Three - Master Infrastructure Proj. Series 2023, 5.375% 5/1/43	700,000	681,257
Series 2023, 5.625% 5/1/54	800,000	774,269
Bellalago Edl. Facilities Benefit District Series 2014:
4.375% 5/1/30	220,000	220,746
4.5% 5/1/33	100,000	100,225
Boggy Creek Impt. District Spl. Assessment Rev. Series 2013, 5.125% 5/1/43	1,245,000	1,231,348
Brevard County Health Facilities Auth. Health Care Facilities Rev. (Health First, Inc. Proj.) Series 2014, 5% 4/1/39	885,000	888,240
Brevard County Health Facilities Auth. Rev.:
Series 2022 A, 5% 4/1/40	1,905,000	2,013,408
Series 2023 A, 5% 4/1/32	130,000	142,043
Brevard County School Board Ctfs. of Prtn. Series 2015 C, 5% 7/1/28	210,000	215,584
Broward County Arpt. Sys. Rev.:
Series 2012 Q1, 5% 10/1/25	635,000	635,653
Series 2015 A:
5% 10/1/40 (d)	3,230,000	3,242,353
5% 10/1/45 (d)	5,300,000	5,314,878
Series 2015 C, 5% 10/1/24 (d)	305,000	307,830
Series 2017:
5% 10/1/25 (d)	30,000	30,681
5% 10/1/26 (d)	120,000	124,521
5% 10/1/27 (d)	120,000	126,403
5% 10/1/29 (d)	325,000	341,750
5% 10/1/30 (d)	90,000	94,577
5% 10/1/32 (d)	425,000	446,168
5% 10/1/33 (d)	160,000	167,869
5% 10/1/34 (d)	155,000	162,393
5% 10/1/35 (d)	185,000	193,290
5% 10/1/36 (d)	245,000	254,634
5% 10/1/37 (d)	270,000	279,185
5% 10/1/42 (d)	2,650,000	2,706,019
5% 10/1/47 (d)	1,535,000	1,555,012
Series 2019 A:
5% 10/1/28 (d)	360,000	384,206
5% 10/1/38 (d)	640,000	668,398
5% 10/1/39 (d)	960,000	998,951
5% 10/1/44 (d)	745,000	765,168
5% 10/1/49 (d)	2,195,000	2,231,030
Series A:
5% 10/1/28 (d)	365,000	369,908
5% 10/1/30 (d)	425,000	428,845
5% 10/1/31 (d)	365,000	367,827
5% 10/1/32 (d)	340,000	342,610
Broward County Port Facilities Rev.:
Series 2019 B:
5% 9/1/32 (d)	2,500,000	2,662,973
5% 9/1/33 (d)	2,075,000	2,209,517
Series 2022, 5.25% 9/1/47 (d)	2,000,000	2,095,053
Broward County School Board Ctfs. of Prtn.:
(Broward County School District Proj.) Series 2016 A, 5% 7/1/28	170,000	178,042
Series 2015 A:
5% 7/1/24	2,075,000	2,096,457
5% 7/1/27	120,000	123,396
5% 7/1/27 (Assured Guaranty Muni. Corp. Insured)	560,000	576,107
Series 2015 B:
5% 7/1/24	335,000	338,464
5% 7/1/31	2,110,000	2,164,466
5% 7/1/32	1,930,000	1,977,429
Series 2016, 5% 7/1/32	325,000	336,296
Broward County School District Series 2022, 5% 7/1/46	1,800,000	1,943,985
Cap. Projs. Fin. Auth. Student Hsg. Rev.:
(Cap. Projs. Ln. Prog. - Florida Univs.) Series 2020 A:
5% 10/1/30	760,000	786,586
5% 10/1/31	100,000	103,260
5% 10/1/34	190,000	194,508
(Provident Group - Continuum Properties Proj.) Series 2023 A1, 5% 11/1/58	350,000	338,765
Series 2020 A1:
5% 10/1/32	100,000	103,082
5% 10/1/33	100,000	102,845
Cap. Region Cmnty. Dev. District Series 2018 A1:
4.625% 5/1/28	20,000	20,004
5.125% 5/1/39	130,000	127,820
Cap. Trust Agcy. Edl. Facilities Rev.:
(Liza Jackson Preparatory School, Inc. Proj.) Series 2020 A:
4% 8/1/30	20,000	19,641
5% 8/1/55	100,000	94,415
Series 2020 A, 5% 8/1/40	30,000	29,982
Cap. Trust Agcy. Rev.:
(Aero Miami FX, LLC Proj.) Series 2010 A, 5.35% 7/1/29	1,265,000	1,266,602
(The Marie Selby Botanical Gardens, Inc. Proj.) Series 2021:
4% 6/15/24 (e)	100,000	99,399
4% 6/15/41 (e)	380,000	300,716
4% 6/15/51 (e)	530,000	378,575
Cap. Trust Agcy. Student Hsg. Rev. Series 2018 A, 5.25% 12/1/58 (e)	1,285,000	1,151,521
Cape Coral Wtr. & Swr. Rev.:
Series 2017:
4% 10/1/42	2,890,000	2,859,001
5% 10/1/39	1,205,000	1,247,665
Series 2023, 5.25% 10/1/48	1,000,000	1,101,972
Celebration Pointe Cmnty. Dev. District No. 1 Spl. Assessment Rev.:
Series 2014:
4.75% 5/1/24	30,000	30,035
5.125% 5/1/45	130,000	124,852
Series 2017, 5% 5/1/32	150,000	150,515
Series 2021:
3% 5/1/31	55,000	48,603
3.375% 5/1/41	200,000	153,144
4% 5/1/53	355,000	273,962
Central Florida Expressway Auth. Sr. Lien Rev.:
Orlando & Orange County Expressway Auth. Rev. Series 2017, 5% 7/1/39	130,000	135,395
Series 2016 B, 5% 7/1/34	530,000	545,764
Series 2017, 5% 7/1/42	1,545,000	1,596,550
Series 2021:
4% 7/1/34 (Assured Guaranty Muni. Corp. Insured)	235,000	243,615
4% 7/1/35 (Assured Guaranty Muni. Corp. Insured)	230,000	237,577
4% 7/1/37 (Assured Guaranty Muni. Corp. Insured)	255,000	260,631
4% 7/1/38 (Assured Guaranty Muni. Corp. Insured)	235,000	238,361
4% 7/1/39 (Assured Guaranty Muni. Corp. Insured)	195,000	196,746
5% 7/1/32 (Assured Guaranty Muni. Corp. Insured)	190,000	217,654
5% 7/1/33 (Assured Guaranty Muni. Corp. Insured)	170,000	194,542
Charlotte County Fla Indl. Dev. Auth. (Town & Country Utils. Proj.) Series 2021 A, 4% 10/1/51 (d)(e)	500,000	390,690
Cityplace Cmnty. Dev. District Series 2012, 5% 5/1/26	465,000	473,057
Collier County Health Facilities Auth. Series 2022, 4% 5/1/52	1,400,000	1,224,169
Collier County Indl. Dev. Auth.:
(The Arlington of Naples Proj.) Series 2013 A, 8.125% 5/15/44 (e)	201,337	6,443
Series 2013 A, 7.75% 5/15/35 (e)	130,496	4,176
County of Broward Tourist Dev. Tax Rev. (Convention Ctr. Expansion Proj.) Series 2021:
4% 9/1/39	1,285,000	1,272,216
4% 9/1/40	440,000	433,490
County of Osceola (Poinciana Parkway Proj.) Series 2014 B2, 0% 10/1/36 (Pre-Refunded to 10/1/31 @ 100) (f)	300,000	342,305
County Wtr.-Swr. District Collier County Wtr. Rev. Series 2021:
4% 7/1/40	2,465,000	2,491,230
4% 7/1/44	1,475,000	1,455,644
Del Webb Bexley Cmnty. Dev. District Series 2018:
5.3% 5/1/39	145,000	144,917
5.4% 5/1/49	185,000	178,609
Double Branch Cmnty. Dev. District Spl. Assessment Series 2013 A1, 4% 5/1/25	35,000	35,005
Duval County School Board Ctfs. of Prtn.:
Series 2015 B:
5% 7/1/28	250,000	256,689
5% 7/1/29	355,000	364,333
5% 7/1/32	1,485,000	1,521,969
Series 2016 A, 5% 7/1/33	160,000	165,833
Series 2022 A, 5% 7/1/34 (Assured Guaranty Muni. Corp. Insured)	1,150,000	1,272,143
Epperson North Cmnty. Dev. District Series 2021 A:
3.4% 11/1/41	245,000	182,006
4% 11/1/51	375,000	282,337
Escambia County Health Facilities Auth. Health Facilities Rev. Series 2020 A:
4% 8/15/45	705,000	619,606
4% 8/15/50	3,875,000	3,298,014
Everest Gmr Cmnty. Dev. District Fla Series 2023, 6.2% 5/1/54	1,000,000	978,519
FAU Fin. Corp. Cap. Impt. (Student Hsg. Proj.) Series 2019 A:
5% 7/1/36	965,000	1,035,481
5% 7/1/38	965,000	1,018,494
5% 7/1/39	600,000	629,815
Florida Board of Ed. Pub. Ed. Cap. Outlay Series 2015 C, 3.15% 6/1/29	750,000	748,424
Florida Dept. of Trans. Tpk. Rev.:
Series 2015 A, 3.5% 7/1/29	1,220,000	1,222,533
Series 2019 B, 3% 7/1/49	500,000	379,119
Series 2021 C, 3% 7/1/51	850,000	635,715
Florida Dev. Fin. Corp.:
(The Glenridge On Palmer Ranch Proj.) Series 2021, 5% 6/1/51 (e)	1,790,000	1,426,950
(The Mayflower Retirement Cmnty. Proj.) Series 2021 A:
4% 6/1/36 (e)	170,000	129,524
4% 6/1/46 (e)	105,000	67,501
Series 2021 A, 4% 6/1/41 (e)	100,000	69,457
Florida Dev. Fin. Corp. Edl. Facilities:
(Mater Academy Projs.):
Series 2020 A, 5% 6/15/55	550,000	540,709
Series 2022 A:
5% 6/15/47	250,000	250,137
5% 6/15/52	235,000	232,328
5% 6/15/56	345,000	338,562
(River City Science Academy Projs.):
Series 2021 A:
4% 7/1/35	30,000	29,081
4% 7/1/45	55,000	46,986
4% 7/1/55	80,000	63,639
Series 2022 A1:
5% 7/1/42	915,000	920,556
5% 7/1/51	825,000	803,135
5% 2/1/57	1,460,000	1,403,228
Series 2015 A, 6.125% 6/15/46 (e)	730,000	725,132
Series 2016 A, 4.75% 7/15/36 (e)	350,000	329,058
Series 2017 A, 6.125% 6/15/47 (e)	250,000	233,647
Series 2020 C:
5% 9/15/40 (e)	105,000	92,160
5% 9/15/50 (e)	210,000	170,710
Series 2021 A, 4% 7/1/51 (e)	135,000	108,212
Florida Dev. Fin. Corp. Healthcare Facility Rev.:
(UF Health Jacksonville Proj.) Series 2022 A:
4% 2/1/46 (Assured Guaranty Muni. Corp. Insured)	1,385,000	1,301,644
4% 2/1/52	300,000	217,994
5% 2/1/52	495,000	436,247
Series 2021 B, 4% 2/1/52	400,000	363,255
Florida Dev. Fin. Corp. Solid Waste Disp. Rev.:
Bonds (Waste Pro U.S.A., INC Proj.) Series 2023, 6.125%, tender 7/1/26 (b)(d)(e)	3,300,000	3,309,211
Series 2021, 3% 6/1/32 (d)	760,000	597,421
Florida Dev. Fin. Corp. Surface T:
Bonds (Virgin Trains U.S.A. Passenger Rail Proj.) Series 2019 A, 6.5%, tender 1/1/29 (b)(d)(e)	790,000	763,606
Series 2019 B, 7.375% 1/1/49 (d)(e)	2,195,000	2,200,988
Florida Gen. Oblig. Series 2019 A:
4% 7/1/33	290,000	302,009
4% 7/1/34	445,000	460,080
Florida Higher Edl. Facilities Fing. Auth.:
(Jacksonville Univ. Proj.) Series 2018 A1:
4.5% 6/1/33 (e)	705,000	674,504
4.75% 6/1/38 (e)	1,605,000	1,470,798
5% 6/1/48 (e)	3,480,000	3,052,465
(Nova Southeastern Univ. Proj.) Series 2016:
5% 4/1/30	160,000	164,546
5% 4/1/31	375,000	385,111
5% 4/1/32	245,000	251,435
5% 4/1/36	140,000	143,355
(Ringling College Proj.) Series 2017:
4% 3/1/47	300,000	258,934
5% 3/1/47	250,000	250,705
(St. Leo Univ. Proj.) Series 2019:
5% 3/1/24	15,000	14,966
5% 3/1/25	45,000	44,592
5% 3/1/49	270,000	215,274
Series 2019:
4% 10/1/37	240,000	220,983
4% 10/1/38	335,000	303,671
4% 10/1/39	400,000	357,961
4% 10/1/44	625,000	528,429
5% 10/1/27	35,000	36,334
5% 10/1/31	195,000	203,597
5% 10/1/33	270,000	280,330
5% 10/1/34	225,000	232,661
5% 10/1/36	170,000	173,933
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. Bonds Series 2023 C, 5%, tender 12/1/25 (b)	925,000	945,998
Florida Hsg. Fin. Corp. Rev.:
Series 2019 1, 4% 7/1/50	620,000	615,213
Series 2021 1, 3% 1/1/52	1,300,000	1,257,143
Series 2021 2, 3% 7/1/52	1,575,000	1,514,844
Florida Ins. Assistance Interlo Series 2023 A1, 5% 9/1/27	10,000,000	10,483,882
Florida Mid-Bay Bridge Auth. Rev.:
Series 2015 A:
5% 10/1/28	120,000	122,142
5% 10/1/29	815,000	829,078
5% 10/1/35	2,880,000	2,914,317
5% 10/1/40	480,000	482,419
Series 2015 C:
5% 10/1/30	400,000	406,424
5% 10/1/35	110,000	111,214
5% 10/1/40	245,000	245,979
Florida Muni. Pwr. Agcy. Rev.:
(Pwr. Supply Proj.) Series 2017 A:
5% 10/1/26	500,000	526,400
5% 10/1/28	20,000	21,706
(Requirements Pwr. Supply Proj.) Series 2016 A:
5% 10/1/30	320,000	333,088
5% 10/1/31	350,000	363,932
Series 2015 B:
5% 10/1/28	120,000	123,342
5% 10/1/29	70,000	71,874
5% 10/1/30	220,000	225,656
Fort Lauderdale (Parks and Recreation Projs.) Series 2022 A, 5% 7/1/48	600,000	647,781
Fort Myers Util. Sys. Rev. Series 2019 A, 4% 10/1/49	700,000	663,266
Fort Pierce Utils. Auth. Series 2022 A, 4% 10/1/52 (Assured Guaranty Muni. Corp. Insured)	965,000	894,310
Gainesville Utils. Sys. Rev. Series 2017 A, 5% 10/1/35	280,000	296,266
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2016 A, 5% 10/1/46 (d)	120,000	120,668
Series 2016:
5% 10/1/24 (d)	365,000	368,386
5% 10/1/26 (d)	210,000	217,969
5% 10/1/27 (d)	120,000	126,403
Series 2017 A:
5% 10/1/25 (d)	40,000	40,907
5% 10/1/25 (Escrowed to Maturity) (d)	80,000	82,043
5% 10/1/27 (d)	55,000	57,854
5% 10/1/27 (Escrowed to Maturity) (d)	185,000	196,301
5% 10/1/29 (Pre-Refunded to 10/1/27 @ 100) (d)	365,000	388,648
5% 10/1/30 (Pre-Refunded to 10/1/27 @ 100) (d)	390,000	415,267
5% 10/1/31 (d)	1,050,000	1,102,831
5% 10/1/32 (d)	295,000	309,693
5% 10/1/34 (d)	730,000	764,818
5% 10/1/37 (d)	760,000	785,855
5% 10/1/42 (d)	1,145,000	1,169,205
5% 10/1/47 (d)	5,325,000	5,394,422
5% 10/1/52 (d)	440,000	444,302
Series 2019 A:
5% 10/1/34 (d)	2,500,000	2,680,804
5% 10/1/49 (d)	1,025,000	1,044,442
5% 10/1/54 (d)	5,920,000	6,000,686
Halifax Hosp. Med. Ctr. Rev.:
Series 2015:
5% 6/1/24	75,000	75,480
5% 6/1/28 (Pre-Refunded to 6/1/25 @ 100)	35,000	35,968
Series 2016, 5% 6/1/36	120,000	121,409
Hillsborough County Aviation Auth. Rev.:
Series 2018 E, 5% 10/1/43 (d)	1,275,000	1,306,458
Series 2018 F:
5% 10/1/37	95,000	101,796
5% 10/1/43	130,000	136,958
Series 2022 A, 5% 10/1/47 (d)	1,250,000	1,297,247
Hillsborough County Indl. Dev. (Tampa Gen. Hosp. Proj.) Series 2020 A:
4% 8/1/50	525,000	463,048
4% 8/1/55	3,455,000	2,982,989
Hillsborough County Port District:
(Tampa Port Auth. Proj.) Series 2018 B:
5% 6/1/30 (d)	240,000	254,843
5% 6/1/31 (d)	255,000	270,395
5% 6/1/46 (d)	1,475,000	1,482,993
Series 2018 B, 5% 6/1/38 (d)	375,000	385,939
Hillsborough County School Board Ctfs. of Prtn. Series 2015 A, 5% 7/1/26	445,000	454,292
Jacksonville Edl. Facilities Rev. (Jacksonville Univ. Proj.) Series 2018 B, 5% 6/1/53 (e)	2,550,000	2,186,836
Jacksonville Elec. Auth. Elec. Sys. Rev. Series 2020 A, 4% 10/1/37	1,475,000	1,447,300
Jacksonville Health Care Facilities (Baptist Med. Ctr. Proj.) Series 2017:
5% 8/15/26	110,000	115,405
5% 8/15/34	155,000	161,936
Jacksonville Spl. Rev. Series 2022 A:
5% 10/1/24	30,000	30,472
5% 10/1/25	25,000	25,921
5% 10/1/26	20,000	21,179
5% 10/1/27	15,000	16,213
5% 10/1/28	30,000	33,053
5% 10/1/29	25,000	27,985
5% 10/1/30	20,000	22,723
5% 10/1/32	20,000	23,345
Lakeland Hosp. Sys. Rev. Series 2015, 5% 11/15/34 (Pre-Refunded to 11/15/24 @ 100)	410,000	417,115
Lakewood Ranch Stewardship District Spl. Assessment Rev.:
(Lakewood Centre & NW Sector Projs.) Series 2018:
5.5% 5/1/39 (e)	170,000	172,071
5.65% 5/1/48 (e)	210,000	210,715
(Lakewood Centre North Proj.) Series 2015:
4.875% 5/1/35	25,000	24,773
4.875% 5/1/45	35,000	32,215
(Lakewood Nat'l. and Polo Run Projs.) Series 2017:
5.25% 5/1/37	510,000	512,499
5.375% 5/1/47	1,185,000	1,188,742
(Northeast Sector Proj. - Phase 1B) Series 2018:
5.3% 5/1/39	140,000	140,269
5.45% 5/1/48	245,000	241,533
(Villages of Lakewood Ranch South Proj.) Series 2016:
5% 5/1/36	250,000	250,421
5.125% 5/1/46	400,000	381,255
Series 2023, 6.3% 5/1/54	655,000	664,719
Laurel Road Cmnty. Dev. District Series 2021 A2, 3.125% 5/1/31	675,000	553,939
Lee County Arpt. Rev.:
Series 2021 A:
5% 10/1/25 (d)	2,525,000	2,584,073
5% 10/1/26 (d)	1,990,000	2,060,634
Series 2021 B:
5% 10/1/37 (d)	1,250,000	1,326,326
5% 10/1/46 (d)	1,010,000	1,039,948
Lee County Indl. Dev. Auth. Health Care Facilities Rev.:
(Shell Point/Waterside Health Proj.) Series 2019, 5% 11/15/49	445,000	406,980
(The Preserve Proj.) Series 2017 A:
5.375% 12/1/32 (e)	100,000	83,791
5.625% 12/1/37 (e)	220,000	170,302
Shell Point/Waterside Health Proj. Series 2019, 5% 11/15/44	440,000	412,303
Lee County School Board Ctfs. Series 2019 A:
5% 8/1/27	255,000	274,018
5% 8/1/28	130,000	142,075
Lee Memorial Health Sys. Hosp. Rev. Series 2019 A1:
5% 4/1/26	65,000	67,423
5% 4/1/39	405,000	421,372
5% 4/1/44	2,350,000	2,406,199
Manatee County School District Series 2017, 5% 10/1/28 (Assured Guaranty Muni. Corp. Insured)	160,000	169,892
Martin County Health Facilities Series 2015, 5% 11/15/45 (Pre-Refunded to 11/15/24 @ 100)	1,355,000	1,374,073
Miami Beach Health Facilities Auth. Hosp. Rev.:
Series 2014 A, 5% 11/15/39	85,000	85,359
Series 2021 B, 3% 11/15/51	310,000	211,778
Miami-Dade County:
Series 2021 A1, 4% 10/1/45 (Assured Guaranty Muni. Corp. Insured) (d)	1,325,000	1,236,255
Series 2022 A:
5% 10/1/47 (d)	3,000,000	3,071,578
5.25% 10/1/52 (d)	11,920,000	12,411,595
Miami-Dade County Aviation Rev.:
Series 2014 A:
5% 10/1/28 (d)	605,000	607,515
5% 10/1/34 (d)	2,035,000	2,039,894
Series 2014, 5% 10/1/34 (d)	1,500,000	1,504,090
Series 2015 A:
5% 10/1/29 (d)	195,000	197,169
5% 10/1/31 (d)	160,000	161,239
5% 10/1/35 (d)	670,000	671,668
5% 10/1/38 (d)	1,030,000	1,034,670
Series 2016 A:
5% 10/1/29	175,000	182,445
5% 10/1/31	210,000	217,881
5% 10/1/41	3,440,000	3,498,539
Series 2017 B, 5% 10/1/40 (d)	2,825,000	2,857,639
Series 2019 A, 5% 10/1/49 (d)	7,945,000	8,051,151
Series 2020 A:
4% 10/1/35	90,000	92,484
4% 10/1/37	130,000	130,924
4% 10/1/39	1,590,000	1,581,401
4% 10/1/41	305,000	299,980
5% 10/1/31	120,000	133,460
Miami-Dade County Cap. Asset Acquisition Series 2009, 0% 10/1/37	415,000	232,668
Miami-Dade County Edl. Facilities Rev.:
Series 2015 A, 5% 4/1/40	3,355,000	3,380,891
Series 2018 A, 5% 4/1/53	2,950,000	3,002,566
Miami-Dade County Expressway Auth.:
Series 2010 A, 5% 7/1/40	185,000	185,047
Series 2014 A:
5% 7/1/25	80,000	80,649
5% 7/1/27	55,000	55,446
5% 7/1/28	125,000	126,071
5% 7/1/29	55,000	55,484
Series 2014 B:
5% 7/1/28	120,000	121,029
5% 7/1/30	140,000	141,240
Series 2016 A:
5% 7/1/32	525,000	542,701
5% 7/1/33	445,000	459,893
Miami-Dade County Health Facilities Auth. Hosp. Rev.:
(Nicklaus Children's Hosp. Proj.) Series 2017, 5% 8/1/47	1,565,000	1,588,929
Series 2021 A, 4% 8/1/46	365,000	347,489
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2015 A, 5% 5/1/29	1,185,000	1,209,071
Series 2015 B, 5% 5/1/28	110,000	112,295
Series 2016 A:
5% 5/1/30	915,000	952,950
5% 5/1/32	1,775,000	1,836,519
Series 2016 B, 5% 8/1/26	250,000	261,485
Miami-Dade County School District Series 2022 A:
5% 3/15/35	1,300,000	1,495,834
5% 3/15/52	750,000	794,481
Miami-Dade County Transit Sales Surtax Rev.:
Series 2017, 4% 7/1/32	1,860,000	1,887,372
Series 2019, 3% 7/1/37	1,000,000	878,847
Miami-Dade County Wtr. & Swr. Rev.:
Series 2017 B:
4% 10/1/38	650,000	654,965
5% 10/1/33	900,000	923,486
Series 2019 B:
4% 10/1/49	255,000	243,143
4% 10/1/49	6,510,000	6,296,121
Series 2021:
4% 10/1/48	810,000	778,508
5% 10/1/32	495,000	565,830
Midtown Miami Cmnty. Dev. District:
(Infrastructure Proj.) Series 2014 B:
5% 5/1/29	55,000	54,715
5% 5/1/37	25,000	24,123
(Parking Garage Proj.) Series 2014 A, 5% 5/1/37	45,000	43,420
North -1 Pasco Cmnty. Dev. Dis Series 2021, 4% 5/1/51	1,395,000	1,063,207
Orange County Health Facilities Auth.:
(Presbyterian Retirement Cmntys. Obligated Group Proj.) Series 2023 A, 4% 8/1/47	1,065,000	874,213
Series 2016 A:
5% 10/1/39	1,875,000	1,909,734
5% 10/1/44	280,000	283,220
Series 2022, 4% 10/1/52	7,640,000	7,092,049
Series 2023 A, 5% 10/1/53	4,000,000	4,124,185
Orange County School Board Ctfs. of Prtn. Series 2015 D, 5% 8/1/30 (Pre-Refunded to 8/1/25 @ 100)	55,000	56,706
Osceola County Trans. Impt. Rev.:
Series 2019 A1, 5% 10/1/44	810,000	811,465
Series 2019 A2:
0% 10/1/35	115,000	65,531
0% 10/1/36	140,000	74,606
0% 10/1/37	50,000	25,152
0% 10/1/38	160,000	75,512
0% 10/1/39	195,000	85,564
0% 10/1/40	210,000	86,637
0% 10/1/41	230,000	89,185
0% 10/1/42	185,000	66,983
Palm Beach County Arpt. Sys. Rev. Series 2016:
5% 10/1/24 (d)	165,000	166,584
5% 10/1/27 (d)	120,000	124,154
5% 10/1/29 (d)	125,000	128,113
5% 10/1/30 (d)	225,000	230,490
5% 10/1/31 (d)	160,000	163,584
5% 10/1/32 (d)	245,000	250,396
5% 10/1/33 (d)	525,000	534,222
5% 10/1/34 (d)	545,000	553,403
5% 10/1/35 (d)	575,000	582,502
Palm Beach County Health Facilities:
Series 2018 A, 5% 11/15/45	1,180,000	1,129,935
Series 2020 B, 5% 11/15/42	190,000	184,336
Palm Beach County Health Facilities Auth. Hosp. Rev.:
(Jupiter Med. Ctr. Proj.) Series 2022:
5% 11/1/47	2,105,000	2,122,622
5% 11/1/52	270,000	270,840
Series 2019, 4% 8/15/49	8,600,000	7,722,858
Palm Beach County Health Facilities Auth. Rev.:
Series 2019 B, 5% 5/15/53	2,615,000	1,953,349
Series 2020 A, 5% 6/1/55	305,000	258,288
Series 2022:
4% 6/1/31	120,000	111,370
4% 6/1/36	690,000	596,800
4% 6/1/41	375,000	300,721
4.25% 6/1/56	1,245,000	919,617
Palm Beach County School Board Ctfs. of Prtn. Series 2015 D:
5% 8/1/28	680,000	698,683
5% 8/1/29	730,000	749,819
Pasco County Tax Alloc Series 2023 A:
5% 9/1/48 (Assured Guaranty Muni. Corp. Insured)	1,210,000	1,275,834
5.75% 9/1/54 (Assured Guaranty Muni. Corp. Insured)	4,180,000	4,638,494
Pasco County School Board Ctfs. of Prtn. Series 2018 A, 5% 8/1/35 (Build America Mutual Assurance Insured)	130,000	139,816
Pinellas Ed. Facilities Crsuis Vrdn Series 2018 A, 5% 12/15/48 (e)	250,000	240,361
Pinellas County Hsg. Fin. Auth. Bonds Series 2021 B, 0.65%, tender 7/1/24 (b)	1,115,000	1,089,568
Pompano Beach Rev. (John Knox Village Proj.):
Series 2020:
4% 9/1/40	40,000	32,723
4% 9/1/50	1,130,000	827,179
Series 2021 A:
4% 9/1/51	1,065,000	774,245
4% 9/1/56	1,465,000	1,031,064
Series 2021 B2, 1.45% 1/1/27	155,000	139,945
Putnam County Dev. Auth. Poll. Cont. Rev. (Seminole Elec. Coop., Inc. Proj.) Series 2018 A, 5% 3/15/42	800,000	816,292
Reunion East Cmnty. Dev. District Series 2022 A2, 7.375% 5/1/33 (h)	205,000	2
Sarasota County Health Facilities Auth. Retirement Facility Rev. (Village On The Isle Proj.) Series 2017 A:
5% 1/1/37	195,000	181,507
5% 1/1/42	225,000	199,916
5% 1/1/47	450,000	388,117
5% 1/1/52	950,000	800,303
Sarasota County Pub. Hosp. Board Series 1998 B:
5.25% 7/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	505,000	510,185
5.5% 7/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	840,000	888,425
Sarasota County Pub. Hosp. District Hosp. Rev. (Sarasota Memorial Hosp. Proj.) Series 2018, 5% 7/1/41	2,950,000	3,010,339
Sarasota County Util. Sys. Rev. Series 2022, 5.25% 10/1/52	2,000,000	2,194,626
Sawyers Landing Cmnty. Dev. District Spl. Assessment Rev. Series 2021:
4.125% 5/1/41	430,000	335,604
4.25% 5/1/53	570,000	416,823
Seminole County Indl. Dev. Auth. Retirement Facility Rev. (Legacy Pointe At UCF Proj.) Series 2019 A, 5.5% 11/15/49	945,000	711,276
South Broward Hosp. District Rev.:
Series 2018, 4% 5/1/48	875,000	810,117
Series 2021 A:
3% 5/1/51	2,100,000	1,459,055
3% 5/1/51 (Build America Mutual Assurance Insured)	1,500,000	1,091,926
South Florida Wtr. Mgmt. District Ctfs. of Prtn. Series 2015:
5% 10/1/27	30,000	31,372
5% 10/1/28	225,000	235,339
5% 10/1/29	605,000	632,245
5% 10/1/30	110,000	114,676
5% 10/1/32	950,000	989,302
South Miami Health Facilities Auth. Hosp. Rev.:
(Baptist Med. Ctr., FL. Proj.) Series 2017:
4% 8/15/33	305,000	308,759
5% 8/15/26	415,000	433,312
5% 8/15/27	270,000	287,047
5% 8/15/28	285,000	303,672
5% 8/15/29	85,000	89,781
5% 8/15/30	395,000	415,642
5% 8/15/31	380,000	398,892
5% 8/15/32	505,000	529,320
5% 8/15/34	790,000	825,905
5% 8/15/35	565,000	588,667
5% 8/15/37	280,000	288,826
5% 8/15/42	4,240,000	4,318,236
5% 8/15/47	1,480,000	1,495,738
Series 2017, 4% 8/15/47	5,960,000	5,413,740
St. Johns County Indl. Dev. Auth. (Vicars Landing Proj.) Series 2021 A:
4% 12/15/27	20,000	18,887
4% 12/15/28	20,000	18,688
4% 12/15/29	20,000	18,516
4% 12/15/30	20,000	18,292
4% 12/15/31	20,000	18,097
4% 12/15/36	100,000	83,454
4% 12/15/41	75,000	57,575
4% 12/15/46	75,000	54,036
4% 12/15/50	70,000	48,599
St. Johns County School Board (School Board of St. Johns County, Florida Master Lease Prog.) Series 2019 A, 5% 7/1/24	50,000	50,488
Sterling Hill Cmnty. Dev. District Series 2003 B, 5.5% (j)	9,503	4,466
Sumter County Indl. Dev. Auth. Hosp. Rev.:
(Central Florida Health Alliance Projs.) Series 2014 A:
5.125% 7/1/34	100,000	100,093
5.25% 7/1/44	310,000	310,140
Series 2014 A:
5% 7/1/26	50,000	50,053
5% 7/1/29	45,000	45,040
Tallahassee Health Facilities Rev.:
(Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A:
5% 12/1/29	80,000	81,774
5% 12/1/36	60,000	60,556
5% 12/1/41	135,000	135,275
5% 12/1/55	65,000	62,706
Series 2015 A, 5% 12/1/40	785,000	786,505
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev.:
Series 2015 A, 4% 10/1/28	460,000	466,442
Series 2022 A, 5.25% 10/1/57	3,500,000	3,806,604
Tampa Health Sys. Rev. Series 2016 A, 5% 11/15/46	1,000,000	1,009,766
Tampa Hosp. Rev.:
(H. Lee Moffit Cancer Ctr. Proj.) Series 2020 B, 4% 7/1/38	65,000	63,035
(H. Lee Moffitt Cancer Ctr. Proj.):
Series 2016 B, 5% 7/1/37	60,000	61,072
Series 2020 B:
4% 7/1/39	65,000	62,470
4% 7/1/45	4,150,000	3,882,787
5% 7/1/40	45,000	47,027
5% 7/1/50	3,180,000	3,260,059
Tampa Non-Ad Valorem Impt. Rev. Series 2021 C, 3% 10/1/36	500,000	460,464
Tampa Rev. (The Univ. of Tampa Proj.) Series 2015:
5% 4/1/40	350,000	352,836
5% 4/1/45	860,000	864,774
Tampa Sports Auth. Rev. Series 1995, 6.1% 10/1/26	130,000	136,121
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2020 A:
0% 9/1/34	305,000	186,590
0% 9/1/35	165,000	95,372
0% 9/1/36	255,000	137,792
0% 9/1/37	685,000	344,374
0% 9/1/38	230,000	107,696
0% 9/1/39	220,000	96,322
0% 9/1/40	290,000	119,334
0% 9/1/41	165,000	63,768
0% 9/1/42	165,000	59,665
0% 9/1/45	120,000	36,011
0% 9/1/49	1,835,000	428,224
Tampa-Hillsborough County Expressway Auth. Rev. Series 2017, 5% 7/1/47	4,425,000	4,518,151
The Crossings at Fleming Island Cmnty. Dev. District Spl. Assessment Series 2014 A1, 4.5% 5/1/30	50,000	49,210
Viera Stewardship District Spl. Assessment Rev.:
(Village 2 - Series 2021 Proj.) Series 2021, 4% 5/1/53	290,000	209,998
Series 2021, 3.125% 5/1/41	100,000	72,608
Series 2023, 5.5% 5/1/54	1,300,000	1,251,680
Village Cmnty. Dev. District:
Series 2020, 3.5% 5/1/40 (Assured Guaranty Muni. Corp. Insured)	980,000	896,887
Series 2022:
5.375% 5/1/42	2,320,000	2,351,858
5.5% 5/1/53	1,075,000	1,087,253
Village Cmnty. Dev. District No. 15 Series 2023:
4.85% 5/1/38 (e)	100,000	98,770
5% 5/1/43 (e)	1,110,000	1,100,014
5.25% 5/1/54 (e)	2,490,000	2,471,169
Volusia County Edl. Facilities Auth. Rev. (Embry-Riddle Aeronautical Univ., Inc. Proj.):
Series 2017, 5% 10/15/47	665,000	678,819
Series 2020 A:
5% 10/15/44	215,000	222,482
5% 10/15/49	405,000	415,932
Volusia County School Board Ctfs. of Prtn. (Florida Master Lease Prog.) Series 2016 A:
5% 8/1/29 (Build America Mutual Assurance Insured)	120,000	124,256
5% 8/1/31 (Build America Mutual Assurance Insured)	125,000	129,222
5% 8/1/32 (Build America Mutual Assurance Insured)	605,000	625,180
West Palm Beach Cmnty. Redev. Agcy. Tax Increment Rev. Series 2019:
5% 3/1/34	1,650,000	1,805,760
5% 3/1/35	1,600,000	1,750,382
Westview North Cmnty. Dev. Distf Series 2022, 6% 6/15/52	500,000	502,304
Westview South Cmnty. Dev. Distf (Assessment Area One - 2023 Proj. Area) Series 2023, 5.6% 5/1/53	1,210,000	1,162,033
Wildwood Util. Dependent District Series 2023, 5.5% 10/1/53 (Assured Guaranty Muni. Corp. Insured)	2,250,000	2,441,388
TOTAL FLORIDA		386,005,709
Georgia - 2.6%
Atlanta Arpt. Passenger Facilities Charge Rev.:
Series 2019 D:
4% 7/1/35 (d)	4,090,000	4,116,529
4% 7/1/37 (d)	850,000	838,310
4% 7/1/39 (d)	1,065,000	1,037,684
Series 2023 E:
5% 7/1/40 (d)	1,435,000	1,540,521
5.25% 7/1/41 (d)	4,400,000	4,793,241
5.25% 7/1/44 (d)	1,750,000	1,885,597
Atlanta Arpt. Rev.:
Series 2014 B, 5% 1/1/33	740,000	740,820
Series 2014 C:
5% 1/1/27 (d)	250,000	250,258
5% 1/1/28 (d)	250,000	250,258
5% 1/1/29 (d)	415,000	415,428
Series 2019 B:
5% 7/1/25 (d)	330,000	337,731
5% 7/1/44 (d)	2,090,000	2,144,491
Atlanta Dev. Auth. Rev. (New Downtown Atlanta Stadium Proj.) Series 2015 A1:
5.25% 7/1/40	670,000	681,462
5.25% 7/1/44	3,245,000	3,288,593
Atlanta Dev. Auth. Sr. Health Care Facilities Current Interest Rev. (Georgia Proton Treatment Ctr. Proj.) Series 2017 A1:
6.5% 1/1/29 (h)	505,000	227,250
6.75% 1/1/35 (h)	2,745,000	1,235,250
7% 1/1/40 (h)	2,910,000	1,309,500
Atlanta Gen. Oblig. Series 2022 A1, 5% 12/1/42	3,025,000	3,325,449
Atlanta Urban Redev. Agcy.:
(Atlanta Beltine Trail Completion Proj.) Series 2021, 2.375% 7/1/26 (e)	140,000	134,054
Series 2021 A:
2.875% 7/1/31 (e)	165,000	151,183
3.625% 7/1/42 (e)	590,000	521,921
Series 2021, 3.875% 7/1/51 (e)	430,000	369,446
Atlanta Wtr. & Wastewtr. Rev.:
Series 2001, 5.5% 11/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	195,000	206,100
Series 2015, 5% 11/1/29	750,000	768,953
Augusta Dev. Auth. Rev. (Wellstar Health Sys., Inc. Proj.) Series 2023 A:
5.125% 4/1/53	2,345,000	2,466,427
5.125% 4/1/53	2,500,000	2,664,848
Bainbridge Combined Utils. Rev. Series 2021, 4% 12/1/51	1,315,000	1,236,579
Bibb County Dev. Auth. Rev.:
(USG Real Estate Foundation IX, LLC Proj.) Series 2019, 4% 6/1/44	180,000	168,341
Series 2011 A, 5.75% 7/1/40 (Assured Guaranty Muni. Corp. Insured)	595,000	595,815
Brookhaven Dev. Auth. Rev. Series 2019 A:
4% 7/1/44	3,240,000	3,138,658
4% 7/1/49	4,585,000	4,377,215
Burke County Indl. Dev. Auth. Poll. Cont. Rev.:
(Georgia Transmission Corp. Proj.) Series 2012, 2.75% 1/1/52 (b)	1,890,000	1,243,477
Bonds:
(Georgia Pwr. Co. Plant Vogtle Proj.):
Series 1994, 2.15%, tender 6/13/24 (b)	410,000	403,955
Series 2013 1st, 2.925%, tender 3/12/24 (b)	4,420,000	4,395,789
(Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2013 A, 1.5%, tender 2/3/25 (b)	2,125,000	2,029,755
Cobb County Dev. Auth. Series 2015 C:
5% 7/15/30	130,000	131,479
5% 7/15/30 (Pre-Refunded to 7/15/25 @ 100)	5,000	5,150
5% 7/15/33	230,000	232,402
5% 7/15/33 (Pre-Refunded to 7/15/25 @ 100)	10,000	10,300
Cobb County Kennestone Hosp. Auth. Rev. (Wellstar Health Sys., Inc. Proj.):
Series 2020 A, 5% 4/1/50	1,360,000	1,387,351
Series 2020 B, 4% 4/1/36	65,000	64,834
Cobb-Marietta Coliseum & Exhibit Hall Auth. Rev. Series 1993, 5.625% 10/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	105,000	109,057
Columbia County Hosp. Auth. Rev. (Wellstar Health Sys., Inc. Proj.) Series 2023 A, 5.75% 4/1/53	1,530,000	1,700,100
Columbus Med. Ctr. Hosp. Auth. Bonds (Piedmont Healthcare, Inc. Proj.) Series 2019 B, 5%, tender 7/1/29 (b)	1,200,000	1,288,505
Coweta County Dev. Auth. Rev. (Piedmont Healthcare, Inc. Proj.) Series 2019 A, 5% 7/1/44	4,210,000	4,326,249
Dalton Whitfield County Joint Dev. Auth. Rev. Series 2017, 4% 8/15/48	1,000,000	920,054
DeKalb Private Hosp. Auth. Rev. Series 2019 B, 5% 7/1/35	75,000	82,119
Fayette County Hosp. Auth. Rev. Bonds (Piedmont Healthcare, Inc. Proj.) Series 2019 A, 5%, tender 7/1/24 (b)	685,000	685,665
Fulton County Dev. Auth. (Robert W. Woodruff Arts Ctr., Inc. Proj.) Series 2015 A, 5% 3/15/36	775,000	795,952
Fulton County Dev. Auth. Hosp. Rev. (Wellstar Health Sys., Inc. Proj.):
Series 2017 A:
5% 4/1/42	1,455,000	1,477,675
5% 4/1/47	5,500,000	5,555,411
Series 2020 A, 4% 4/1/50	1,510,000	1,372,796
Fulton County Dev. Auth. Rev.:
(Robert W. Woodruff Arts Ctr., Inc. Proj.) Series 2019 A, 5% 3/15/44	1,085,000	1,127,439
Series 2019 C, 5% 7/1/38	70,000	75,015
Series 2019, 4% 6/15/49	340,000	320,633
Fulton County Residential Care Facilities:
(Canterbury Court Proj.):
Series 2019 A:
5% 4/1/47 (e)	335,000	279,610
5% 4/1/54 (e)	535,000	430,427
Series 2021 A:
4% 4/1/41 (e)	420,000	325,303
4% 4/1/51 (e)	1,195,000	821,099
(Lenbrook Square Foundation, Inc. Proj.) Series 2016, 5% 7/1/36	500,000	487,681
(Lenbrook Square Foundation, INC. Proj.) Series 2016, 5% 7/1/42	1,395,000	1,283,934
Gainesville & Hall County Dev. Auth. Retirement Cmnty. Rev. Series 2016, 5% 11/15/33	590,000	597,718
Gainesville & Hall County Hosp. Auth. Rev.:
(Northeast Georgia Health Sys., Inc. Proj.):
Series 2014 A:
5.25% 8/15/49 (Pre-Refunded to 2/15/25 @ 100)	3,245,000	3,328,599
5.5% 8/15/54 (Pre-Refunded to 2/15/25 @ 100)	900,000	925,810
Series 2017 A:
5% 2/15/42	850,000	865,045
5% 2/15/45	1,065,000	1,079,866
Series 2017 B, 5.5% 2/15/42	3,030,000	3,176,432
(Northeast Georgia health Sys., INC. Proj.) Series 2021 A, 2.5% 2/15/51	1,500,000	937,400
Series 2020 A, 3% 2/15/47	5,845,000	4,341,814
Series 2021 A, 4% 2/15/51	1,000,000	910,145
Georgia Gen. Oblig.:
Series 2017 C, 5% 7/1/25	2,100,000	2,167,797
Series 2023 A, 4% 7/1/42	2,250,000	2,296,336
Georgia Higher Ed. Facilities Auth. Rev.:
(USG Real Estate Foundation II, LLC Projs.) Series 2019, 5% 6/15/34	265,000	286,933
(USG Real Estate Roundation II, LLC Projs.) Series 2019, 5% 6/15/35	240,000	259,015
Georgia Hsg. & Fin. Auth. Rev.:
Series 2014 A1, 4% 6/1/44	15,000	15,000
Series 2017 A, 4% 12/1/47	225,000	223,948
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 1994 EE, 7.25% 1/1/24 (AMBAC Insured)	120,000	120,322
Series 2016 A, 5% 1/1/30	1,950,000	2,030,464
Series 2018 A:
5% 1/1/26	205,000	211,465
5% 1/1/27	375,000	394,048
5% 1/1/28	105,000	111,820
Series 2018 HH:
5% 1/1/26	1,070,000	1,103,746
5% 1/1/27	605,000	633,923
5% 1/1/28	630,000	670,922
5% 1/1/44	500,000	507,972
Series 2019 A:
4% 1/1/49	1,460,000	1,347,761
4% 1/1/49 (Build America Mutual Assurance Insured)	550,000	522,907
5% 1/1/26	80,000	82,523
5% 1/1/30	50,000	53,617
5% 1/1/32	50,000	53,236
5% 1/1/34	105,000	111,624
5% 1/1/35	50,000	53,038
5% 1/1/36	65,000	68,666
5% 1/1/37	60,000	62,954
5% 1/1/38	65,000	67,551
5% 1/1/39	2,500,000	2,563,940
5% 1/1/39	80,000	82,725
5% 1/1/44	265,000	270,150
5% 1/1/49	3,720,000	3,752,595
5% 1/1/56	400,000	403,591
5% 1/1/56	410,000	413,514
Series 2019 B, 4% 1/1/49	1,950,000	1,853,944
Series 2019 B2, 4% 1/1/49	1,395,000	1,240,228
Series 2020 A:
5% 1/1/45	470,000	488,316
5% 1/1/50	540,000	553,294
Series 2021 A:
4% 1/1/35 (Assured Guaranty Muni. Corp. Insured)	775,000	794,914
4% 1/1/37 (Assured Guaranty Muni. Corp. Insured)	465,000	475,060
4% 1/1/39 (Assured Guaranty Muni. Corp. Insured)	705,000	709,286
4% 1/1/39 (Assured Guaranty Muni. Corp. Insured)	430,000	432,614
4% 1/1/40 (Assured Guaranty Muni. Corp. Insured)	500,000	501,465
4% 1/1/41 (Assured Guaranty Muni. Corp. Insured)	360,000	359,947
4% 1/1/46 (Assured Guaranty Muni. Corp. Insured)	255,000	246,117
4% 1/1/46 (Assured Guaranty Muni. Corp. Insured)	160,000	154,426
4% 1/1/51	240,000	219,895
4% 1/1/51	240,000	219,895
5% 1/1/31 (Assured Guaranty Muni. Corp. Insured)	365,000	399,352
5% 1/1/33 (Assured Guaranty Muni. Corp. Insured)	705,000	770,183
5% 1/1/33 (Assured Guaranty Muni. Corp. Insured)	415,000	453,370
5% 1/1/34 (Assured Guaranty Muni. Corp. Insured)	625,000	682,062
5% 1/1/34 (Assured Guaranty Muni. Corp. Insured)	440,000	480,172
5% 1/1/56	480,000	485,285
5% 1/1/62 (Assured Guaranty Muni. Corp. Insured)	575,000	586,186
Series 2023 A:
5% 7/1/48 (Assured Guaranty Muni. Corp. Insured)	1,700,000	1,756,398
5% 7/1/64 (Assured Guaranty Muni. Corp. Insured)	1,125,000	1,147,305
5.25% 7/1/64	1,800,000	1,875,324
5.5% 7/1/64	1,990,000	2,062,048
Series GG, 5% 1/1/26	650,000	650,474
Georgia Port Auth. Rev. Series 2022:
4% 7/1/47	1,500,000	1,488,107
5% 7/1/47	3,700,000	3,996,258
5.25% 7/1/39	400,000	453,162
5.25% 7/1/52	4,275,000	4,670,667
Georgia Road & Thruway Auth. Rev.:
Series 2020:
5% 6/1/31	1,415,000	1,591,066
5% 6/1/32	2,120,000	2,369,914
Series 2021 A:
3% 7/15/49	2,190,000	1,684,859
3% 7/15/50	2,500,000	1,909,282
Glynn-Brunswick Memorial Hosp. Auth. Rev.:
(Southeast Georgia Health Sys. Proj.) Series 2017:
4% 8/1/43	270,000	239,071
5% 8/1/39	250,000	250,629
5% 8/1/43	330,000	329,771
(Southwest Georgia Health Sys. Proj.) Series 2020:
4% 8/1/35	65,000	63,713
4% 8/1/36	70,000	68,184
4% 8/1/37	45,000	43,455
Griffin-Spalding County Hosp. (Wellstar Health Sys., Inc. Proj.) Series 2017 A:
4% 4/1/42	810,000	779,547
5% 4/1/37	440,000	453,365
Hosp. Auth. of Savannah Auth. Rev. Series 2019 A:
4% 7/1/35	275,000	273,713
4% 7/1/36	1,090,000	1,082,083
4% 7/1/39	140,000	136,721
4% 7/1/43	1,285,000	1,207,175
Macon-Bibb County Urban Dev. Auh. Series 2017 A:
5% 6/15/27 (e)	30,000	30,016
5.75% 6/15/37 (e)	220,000	222,440
5.875% 6/15/47 (e)	350,000	350,201
6% 6/15/52 (e)	215,000	215,400
Main Street Natural Gas, Inc.:
Bonds:
Series 2018 C, 4%, tender 12/1/23 (b)	5,010,000	5,010,000
Series 2019 B, 4%, tender 12/2/24 (b)	2,690,000	2,684,197
Series 2019 C, 4%, tender 9/1/26 (b)	5,635,000	5,591,710
Series 2021 A, 4%, tender 9/1/27 (b)	46,345,000	46,110,754
Series 2021 C, 4%, tender 12/1/28 (b)	8,770,000	8,604,378
Series 2022 B, 5%, tender 6/1/29 (b)	3,825,000	3,931,038
Series 2022 E, 4%, tender 12/1/29 (b)	13,870,000	13,547,871
Series 2023 A, 5%, tender 6/1/30 (b)	5,500,000	5,678,847
Series 2023 C, 5%, tender 9/1/30 (b)	15,305,000	15,987,343
Series 2023 D, 5%, tender 12/1/30 (b)	13,250,000	13,700,605
Series 2023 E2, 5.264%, tender 6/1/31 (Liquidity Facility Royal Bank of Canada) (b)	1,500,000	1,511,267
Series 2019 A:
4% 5/15/39	250,000	232,850
5% 5/15/31	2,410,000	2,501,312
5% 5/15/32	740,000	767,516
5% 5/15/34	730,000	755,491
5% 5/15/37	375,000	393,961
5% 5/15/43	865,000	876,696
5% 5/15/49	1,250,000	1,261,316
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2007 A:
5.5% 9/15/26	2,590,000	2,675,867
5.5% 9/15/28	370,000	391,699
Marietta Dev. Auth. Rev.:
(Life Univ., Inc. Proj.) Series 2017 A:
5% 11/1/27 (e)	485,000	477,887
5% 11/1/37 (e)	395,000	356,692
(Life Univ., Inc. Proj.) Series 2017 A, 5% 11/1/47 (e)	1,550,000	1,302,660
Monroe County Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Scherer Proj.) Series 1995, 2.25% 7/1/25	70,000	67,111
Bonds (Oglethorpe Pwr. Corp. Scherer Proj.) Series 2013 A, 1.5%, tender 2/3/25 (b)	1,825,000	1,743,201
Paulding County Hosp. Auth. Rev. Series 2022 A:
5% 4/1/26	15,000	15,559
5% 4/1/27	10,000	10,540
5% 4/1/28	25,000	26,876
5% 4/1/29	20,000	21,764
5% 4/1/30	15,000	16,465
5% 4/1/31	20,000	22,138
5% 4/1/32	15,000	16,708
Private Colleges & Univs. Auth. Rev.:
(The Savannah College of Art & Design Projs.):
Series 2014, 5% 4/1/24 (Escrowed to Maturity)	610,000	613,624
Series 2021:
4% 4/1/37	705,000	720,256
4% 4/1/38	85,000	85,871
4% 4/1/40	80,000	79,845
5% 4/1/27	25,000	26,503
5% 4/1/30	390,000	429,013
5% 4/1/31	40,000	44,523
5% 4/1/36	490,000	540,345
Series 2016 B, 5% 10/1/38	865,000	897,703
Series 2020 B:
4% 9/1/37	950,000	974,957
4% 9/1/38	1,425,000	1,453,088
5% 9/1/25	875,000	904,857
5% 9/1/33	140,000	158,370
Series A, 5% 6/1/24	45,000	45,332
World Congress Ctr. Auth. Convention Ctr. Hotel Second Tier Rev.:
Series 2021 A:
2.375% 1/1/31	390,000	337,699
4% 1/1/36	1,330,000	1,286,861
4% 1/1/54	7,110,000	5,896,110
Series 2021 B:
3.625% 1/1/31 (e)	505,000	446,879
5% 1/1/36 (e)	710,000	676,668
5% 1/1/54 (e)	4,145,000	3,437,181
TOTAL GEORGIA		314,548,423
Guam - 0.1%
Guam Dept. of Ed. (John F. Kennedy High School Rfdg. And Energy Efficiency Proj.) Series 2020 A, 5% 2/1/40	300,000	293,320
Guam Govt. Bus. Privilege Tax Rev.:
Series 2015 D:
5% 11/15/34	350,000	352,914
5% 11/15/35	400,000	402,704
Series 2021 F:
4% 1/1/42	805,000	729,382
5% 1/1/29	240,000	252,328
5% 1/1/30	195,000	205,807
5% 1/1/31	215,000	227,744
Series 2021, 4% 1/1/36	2,215,000	2,159,416
Guam Int'l. Arpt. Auth. Rev.:
Series 2021 A:
3.839% 10/1/36	180,000	139,082
4.46% 10/1/43	205,000	147,829
Series 2023 A:
5.25% 10/1/30 (d)	1,500,000	1,527,890
5.375% 10/1/40 (d)	525,000	507,485
Guam Pwr. Auth. Rev. Series 2022 A:
5% 10/1/38	1,000,000	1,044,625
5% 10/1/43	200,000	204,352
5% 10/1/44	1,350,000	1,373,444
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev.:
Series 2016, 5% 1/1/46	750,000	754,205
Series 2020 A, 5% 1/1/50	1,290,000	1,295,834
Port Auth. of Guam Port Rev. Series 2018 A, 5% 7/1/48	350,000	352,843
TOTAL GUAM		11,971,204
Hawaii - 0.3%
Hawaii Arpts. Sys. Rev.:
Series 2018 A:
5% 7/1/29 (d)	155,000	164,777
5% 7/1/30 (d)	185,000	196,142
5% 7/1/31 (d)	175,000	185,429
5% 7/1/32 (d)	185,000	196,072
5% 7/1/33 (d)	185,000	196,103
5% 7/1/43 (d)	1,770,000	1,811,671
5% 7/1/48 (d)	10,030,000	10,193,793
Series 2022 A:
4% 7/1/40 (d)	250,000	241,030
5% 7/1/47 (d)	1,000,000	1,037,204
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev.:
Series 2013 A, 6.875% 7/1/43 (e)	400,000	400,135
Series 2018, 6% 7/1/28 (e)	1,000,000	1,013,714
Series 2019, 3.5% 10/1/49 (d)	1,900,000	1,502,288
Hawaii Gen. Oblig.:
Series 2016 FB, 4% 4/1/31	1,100,000	1,118,569
Series 2016 FH, 4% 10/1/30	1,750,000	1,786,683
Series 2017 FK, 4% 5/1/32	700,000	714,974
Series 2020 A, 4% 7/1/36 (d)	150,000	150,478
Series 2020 C:
4% 7/1/37	60,000	60,715
4% 7/1/38	70,000	70,260
4% 7/1/40	60,000	59,106
Series FG, 5% 10/1/27	65,000	68,549
Honolulu City & County Gen. Oblig.:
(Honolulu Rail Transit Proj.) Series 2020 B, 5% 3/1/29	4,975,000	5,527,597
(Honolulu Rail transit Proj.) Series 2023 D, 5% 3/1/26	210,000	219,528
Series 2015 C, 4% 10/1/32	480,000	484,626
Series 2016 C, 4% 10/1/31	720,000	734,611
Series 2019 A, 5% 9/1/24	50,000	50,704
Series 2022 A:
5% 11/1/24	605,000	615,504
5% 11/1/25	270,000	280,252
Honolulu City and County Wastewtr. Sys. Series 2015 B, 4% 7/1/29	1,550,000	1,566,571
Kauai County Hawaii Cmnty. Facilities D:
(Kukui'ula Dev. Proj.) Series 2019 1, 5% 5/15/49	250,000	241,953
Series 2022:
4.375% 5/15/42	250,000	220,031
5% 5/15/51	550,000	535,567
TOTAL HAWAII		31,644,636
Idaho - 0.2%
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.):
Series 2014 A, 5% 3/1/39	2,575,000	2,575,623
Series 2021 A, 3% 3/1/51	250,000	175,994
Series 2015 ID:
5% 12/1/24	30,000	30,472
5.5% 12/1/27	180,000	185,891
Idaho Hsg. & Fin. Assn Sales Tax Series 2023 A, 5.25% 8/15/48	8,900,000	9,824,658
Idaho Hsg. & Fin. Assoc. Single Family Mtg.:
(Idaho St Garvee Proj.) Series 2017 A:
5% 7/15/24	40,000	40,418
5% 7/15/25	40,000	41,166
5% 7/15/26	30,000	31,559
Series 2019 A, 4% 1/1/50	975,000	967,522
Series 2021 A:
5% 7/15/29	190,000	210,040
5% 7/15/30	65,000	72,655
5% 7/15/31	40,000	45,187
5% 7/15/32	80,000	90,509
Series 2023 C:
4.75% 7/1/48	1,000,000	1,015,149
4.8% 7/1/53	1,000,000	1,010,740
Idaho Hsg. and Fin. Assoc.:
(Gem Prep: Meridian Proj.) Series 2022 A, 4% 5/1/57	300,000	240,081
(White Pine Charter School Proj.) Series 2023 A, 5.75% 5/1/48	525,000	548,466
Pwr. County Idaho Indl. Dev. Corp. Solid Waste Disp. Rev. Series 1999, 6.45% 8/1/32 (d)	640,000	642,022
Spring Valley Cmnty. Infrastructure District No. 1 Eagle Spl. Assessment Series 2021, 3.75% 9/1/51 (e)	3,027,000	2,310,715
TOTAL IDAHO		20,058,867
Illinois - 6.8%
Bridgeview Fin. Corp. Series 2017 A, 5% 12/1/42	350,000	333,073
Bridgeview Gen. Oblig.:
Series 2005, 5.14% 12/1/36	1,960,000	1,702,435
Series 2015 A, 5.625% 12/1/41	250,000	247,324
Carol Stream Park District Dupage County Series 2020 C, 3% 11/1/32	265,000	251,267
Champaign County Cmnty. Unit:
Series 2019:
4% 6/1/26	5,000	5,103
4% 6/1/27	55,000	56,699
4% 6/1/28	40,000	41,502
4% 6/1/29	100,000	104,194
4% 6/1/30	65,000	67,153
4% 6/1/31	80,000	82,428
4% 6/1/34	65,000	66,444
4% 6/1/35	85,000	86,291
4% 6/1/36	100,000	100,680
Series 2020 A:
5% 1/1/29	45,000	48,903
5% 1/1/30	40,000	43,278
5% 1/1/31	55,000	59,408
5% 1/1/33	105,000	113,172
Chicago Board of Ed.:
Series 1998 B, 0% 12/1/30	400,000	298,570
Series 1998 B1:
0% 12/1/26 (FGIC Insured)	725,000	642,935
0% 12/1/27 (FGIC Insured)	2,180,000	1,858,720
0% 12/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	830,000	678,745
0% 12/1/29 (Assured Guaranty Muni. Corp. Insured)	1,995,000	1,573,315
Series 1999 A:
0% 12/1/23 (FGIC Insured)	280,000	280,000
0% 12/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,750,000	2,438,720
0% 12/1/27 (FGIC Insured)	300,000	255,787
0% 12/1/28 (FGIC Insured)	2,110,000	1,725,485
0% 12/1/29	700,000	546,878
0% 12/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	305,000	227,659
5.25% 12/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	740,000	740,000
5.5% 12/1/26 (Assured Guaranty Corp. Insured) (FGIC Insured)	500,000	524,457
Series 2005 A:
5.5% 12/1/29 (AMBAC Insured)	165,000	173,911
5.5% 12/1/30 (AMBAC Insured)	120,000	127,373
5.5% 12/1/31 (AMBAC Insured)	330,000	352,133
Series 2012 A, 5% 12/1/42	2,605,000	2,486,423
Series 2013 A, 5.5% 12/1/28 (AMBAC Insured)	245,000	256,722
Series 2015 C:
5.25% 12/1/35	130,000	130,268
5.25% 12/1/39	260,000	256,895
Series 2016 A, 7% 12/1/44	605,000	624,450
Series 2016 B, 6.5% 12/1/46	40,000	41,259
Series 2016:
5.75% 4/1/35	1,670,000	1,749,900
6% 4/1/46	8,945,000	9,224,522
Series 2017 A, 7% 12/1/46 (e)	690,000	730,497
Series 2017 B, 7% 12/1/42 (e)	400,000	425,461
Series 2017 C:
5% 12/1/24	805,000	809,036
5% 12/1/25	560,000	567,511
5% 12/1/26	65,000	66,264
5% 12/1/30	310,000	314,437
Series 2017 D:
5% 12/1/23	360,000	360,000
5% 12/1/24	215,000	216,078
5% 12/1/31	475,000	481,575
Series 2017 G:
5% 12/1/34	450,000	455,084
5% 12/1/44	600,000	572,713
Series 2017 H:
5% 12/1/36	1,170,000	1,172,998
5% 12/1/46	1,020,000	961,890
Series 2017:
5% 4/1/36	215,000	218,467
5% 4/1/37	210,000	212,457
5% 4/1/42	655,000	653,014
5% 4/1/46	1,200,000	1,173,868
Series 2018 A:
5% 12/1/24 (Assured Guaranty Muni. Corp. Insured)	295,000	298,232
5% 12/1/25	70,000	70,939
5% 12/1/26	70,000	71,381
5% 12/1/27 (Assured Guaranty Muni. Corp. Insured)	1,250,000	1,308,161
5% 12/1/28	575,000	593,817
5% 12/1/29	250,000	256,093
5% 12/1/30	835,000	852,354
5% 12/1/32	100,000	101,914
5% 12/1/34 (Assured Guaranty Muni. Corp. Insured)	100,000	103,483
5% 12/1/35	70,000	70,783
5% 12/1/35 (Assured Guaranty Muni. Corp. Insured)	100,000	103,091
Series 2018 C:
5% 12/1/24	100,000	100,501
5% 12/1/25	580,000	587,779
5% 12/1/32 (Assured Guaranty Muni. Corp. Insured)	2,500,000	2,596,559
5% 12/1/46	6,035,000	5,734,473
Series 2018:
5% 4/1/38	290,000	292,616
5% 4/1/42	1,060,000	1,059,219
5% 4/1/46	350,000	343,268
Series 2019 A:
5% 12/1/23	140,000	140,000
5% 12/1/25	140,000	141,878
5% 12/1/26	115,000	117,237
5% 12/1/28	405,000	418,254
5% 12/1/29	175,000	181,533
5% 12/1/30	1,040,000	1,068,544
5% 12/1/31	465,000	476,465
5% 12/1/33	1,090,000	1,114,388
Series 2021 A:
5% 12/1/35	2,500,000	2,555,633
5% 12/1/36	195,000	197,567
5% 12/1/37	750,000	753,427
5% 12/1/38	250,000	249,970
5% 12/1/39	2,690,000	2,671,502
5% 12/1/40	2,015,000	1,987,401
Series 2021 B:
5% 12/1/31	350,000	361,392
5% 12/1/36	615,000	623,096
Series 2022 A:
4% 12/1/47	3,985,000	3,258,482
5% 12/1/43	7,015,000	6,802,724
5% 12/1/47	5,685,000	5,420,769
Series 2022 B:
4% 12/1/35	1,535,000	1,449,713
4% 12/1/36	2,880,000	2,664,840
4% 12/1/38	475,000	424,007
4% 12/1/39	1,000,000	881,717
4% 12/1/40	265,000	231,472
4% 12/1/41	1,965,000	1,704,240
Series 2023 A:
5.875% 12/1/47	2,135,000	2,237,713
6% 12/1/49	1,705,000	1,799,362
Series 2023:
5% 4/1/45	745,000	761,669
5.75% 4/1/48	8,195,000	8,786,863
Chicago Gen. Oblig.:
(Cap. Impt. Proj.) Series 1999, 0% 1/1/27 (Escrowed to Maturity)	1,790,000	1,625,483
(City Colleges Proj.) Series 1999, 0% 1/1/26 (Escrowed to Maturity)	2,065,000	1,930,144
Series 2005 D, 5.5% 1/1/40	1,690,000	1,697,349
Series 2007 E, 5.5% 1/1/35	210,000	210,989
Series 2013 A, 5.5% 1/1/33	195,000	196,162
Series 2014 A, 5% 1/1/35	250,000	250,268
Series 2014, 5.25% 1/1/29	335,000	335,420
Series 2015 C:
5% 1/1/25	340,000	343,913
5% 1/1/38	500,000	498,897
Series 2017 A:
5.625% 1/1/31	60,000	62,456
5.75% 1/1/34	300,000	313,126
6% 1/1/38	1,000,000	1,048,835
6% 1/1/38	12,450,000	12,955,848
Series 2019 A:
5% 1/1/39	920,000	937,458
5% 1/1/40	790,000	802,904
5% 1/1/44	5,450,000	5,488,617
5.5% 1/1/35	3,065,000	3,264,672
5.5% 1/1/49	6,280,000	6,421,065
Series 2020 A:
5% 1/1/26	230,000	235,011
5% 1/1/27	1,485,000	1,535,719
5% 1/1/28	2,830,000	2,952,966
5% 1/1/29	2,310,000	2,430,807
5% 1/1/30	4,310,000	4,570,177
5% 1/1/32	85,000	89,308
Series 2021 A:
4% 1/1/35	530,000	511,984
5% 1/1/31	95,000	101,443
5% 1/1/32	5,245,000	5,598,571
5% 1/1/33	990,000	1,053,570
5% 1/1/34	705,000	751,170
Series 2021 B:
4% 1/1/32	82,000	80,896
4% 1/1/37	250,000	232,657
4% 1/1/38	110,000	101,877
Series 2023 A:
5.25% 1/1/38	10,840,000	11,404,528
5.5% 1/1/39	1,630,000	1,735,198
5.5% 1/1/40	600,000	636,293
5.5% 1/1/41	6,235,000	6,512,335
5.5% 1/1/43	955,000	992,166
Chicago Heights Ill Series 2018 B, 5.25% 12/1/34	250,000	273,242
Chicago Metropolitan Wtr. Reclamation District of Greater Chicago:
Series 2014 A, 5% 12/1/44 (Pre-Refunded to 12/1/24 @ 100)	2,650,000	2,698,452
Series 2014 B, 5% 12/1/39 (Pre-Refunded to 12/1/24 @ 100)	2,435,000	2,477,130
Chicago Midway Arpt. Rev.:
Series 2013 A, 5.5% 1/1/29 (d)	565,000	566,340
Series 2013 B, 5% 1/1/25	40,000	40,096
Series 2014 A:
5% 1/1/31 (d)	250,000	250,013
5% 1/1/31 (d)	325,000	325,066
5% 1/1/33 (d)	1,715,000	1,715,077
5% 1/1/34 (d)	1,025,000	1,025,038
Series 2016 A:
4% 1/1/33 (d)	905,000	908,969
5% 1/1/28 (d)	245,000	249,662
Series 2016 B:
4% 1/1/35	235,000	236,176
5% 1/1/36	495,000	505,066
5% 1/1/37	625,000	635,813
5% 1/1/46	660,000	667,951
Series 2023, 5.75% 1/1/48 (Build America Mutual Assurance Insured) (d)	1,025,000	1,127,640
Chicago Motor Fuel Tax Rev. Series 2013, 5% 1/1/33 (Pre-Refunded to 1/1/24 @ 100)	955,000	956,131
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2012 A, 5% 1/1/30	250,000	250,140
Series 2015 A:
5% 1/1/27 (d)	1,475,000	1,485,530
5% 1/1/31 (d)	735,000	738,495
5% 1/1/34 (d)	1,975,000	1,982,152
Series 2015 B:
5% 1/1/28	635,000	643,380
5% 1/1/32	65,000	65,817
Series 2015 C:
5% 1/1/31 (d)	785,000	788,733
5% 1/1/32 (d)	800,000	803,682
5% 1/1/33 (d)	725,000	728,004
5% 1/1/46 (d)	2,975,000	2,979,059
Series 2015 D, 5% 1/1/46	240,000	240,876
Series 2015:
5% 1/1/34 (d)	675,000	677,444
5% 1/1/35 (d)	120,000	120,424
Series 2016 B:
5% 1/1/34	900,000	926,092
5% 1/1/35	540,000	555,123
5% 1/1/41	360,000	365,433
Series 2016 C:
5% 1/1/32	265,000	272,866
5% 1/1/33	405,000	416,906
5% 1/1/34	470,000	483,626
5% 1/1/36	1,500,000	1,539,232
Series 2016 D, 5% 1/1/47	3,420,000	3,481,021
Series 2016 G:
5% 1/1/37 (d)	245,000	252,589
5% 1/1/42 (d)	245,000	249,234
5% 1/1/47 (d)	395,000	399,216
5% 1/1/52 (d)	365,000	367,924
5.25% 1/1/29 (d)	40,000	41,792
5.25% 1/1/31 (d)	50,000	52,160
Series 2017 A, 5% 1/1/31	430,000	453,023
Series 2017 B:
5% 1/1/34	85,000	89,375
5% 1/1/35	395,000	414,756
5% 1/1/36	90,000	94,201
5% 1/1/37	1,395,000	1,452,574
5% 1/1/38	125,000	129,260
Series 2017 C:
5% 1/1/30	75,000	79,048
5% 1/1/31	75,000	79,016
5% 1/1/32	80,000	84,248
Series 2017 D:
5% 1/1/28 (d)	365,000	380,568
5% 1/1/29 (d)	305,000	318,087
5% 1/1/32 (d)	330,000	343,492
5% 1/1/34 (d)	495,000	514,737
5% 1/1/35 (d)	365,000	379,028
5% 1/1/36 (d)	450,000	465,945
5% 1/1/37 (d)	245,000	252,589
5% 1/1/52 (d)	500,000	504,006
Series 2018 A:
4% 1/1/43 (d)	2,500,000	2,351,694
5% 1/1/37 (d)	3,565,000	3,740,544
5% 1/1/38 (d)	70,000	72,748
5% 1/1/39 (d)	2,415,000	2,501,708
5% 1/1/48 (d)	1,995,000	2,026,241
5% 1/1/53 (d)	690,000	698,347
Series 2018 B:
5% 1/1/36	145,000	155,812
5% 1/1/37	210,000	223,822
5% 1/1/48	735,000	753,185
5% 1/1/53	90,000	91,658
Series 2020 A:
4% 1/1/36	2,500,000	2,558,488
4% 1/1/36 (Assured Guaranty Muni. Corp. Insured)	1,900,000	1,944,451
4% 1/1/37	590,000	600,506
4% 1/1/38	45,000	45,062
Series 2022 A:
4.5% 1/1/48 (d)	4,235,000	4,149,899
4.625% 1/1/53 (d)	2,325,000	2,290,806
5.5% 1/1/53 (Assured Guaranty Muni. Corp. Insured) (d)	5,750,000	6,102,674
5.5% 1/1/55 (d)	740,000	788,154
Series 2022 C:
5% 1/1/37 (d)	1,000,000	1,074,116
5% 1/1/38 (d)	1,000,000	1,058,917
5% 1/1/39 (d)	1,400,000	1,475,375
5% 1/1/41 (d)	2,000,000	2,091,678
Series 2023:
5% 1/1/38 (Build America Mutual Assurance Insured)	785,000	842,748
5.25% 1/1/43 (Build America Mutual Assurance Insured)	605,000	649,904
Chicago O'Hare Int'l. Arpt. Spl. Facilities Rev. Series 2018:
5% 7/1/33 (d)	155,000	159,873
5% 7/1/38 (d)	715,000	722,132
5% 7/1/48 (d)	5,175,000	5,174,959
Chicago Park District Gen. Oblig. Series 2021 C, 4% 1/1/35	890,000	899,265
Chicago Transit Auth.:
Series 2017:
5% 12/1/46	1,105,000	1,121,085
5% 12/1/51	2,370,000	2,376,417
Series 2020 A:
4% 12/1/50 (Build America Mutual Assurance Insured)	1,635,000	1,496,481
4% 12/1/55	1,035,000	909,205
5% 12/1/45	2,165,000	2,228,894
5% 12/1/55	360,000	366,366
Series 2022 A:
4% 12/1/49	1,205,000	1,097,552
5% 12/1/57	2,115,000	2,115,229
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017:
5% 6/1/25	75,000	76,512
5% 6/1/26	120,000	124,199
Chicago Wastewtr. Transmission Rev.:
Series 2008 C:
5% 1/1/31	415,000	419,609
5% 1/1/33	140,000	141,691
5% 1/1/34	140,000	141,514
5% 1/1/35	140,000	141,502
5% 1/1/39	690,000	691,402
Series 2014:
5% 1/1/44	1,850,000	1,850,523
5% 1/1/44	1,445,000	1,445,342
Series 2017 A:
5% 1/1/47	385,000	388,620
5.25% 1/1/42 (Assured Guaranty Muni. Corp. Insured)	1,250,000	1,295,221
Series 2017 B:
5% 1/1/30	1,150,000	1,189,442
5% 1/1/36	970,000	993,579
5% 1/1/38	240,000	243,799
Series 2023 A:
5.25% 1/1/53 (Assured Guaranty Muni. Corp. Insured)	1,750,000	1,872,456
5.25% 1/1/58 (Assured Guaranty Muni. Corp. Insured)	3,000,000	3,166,607
5.5% 1/1/62	750,000	809,111
Chicago Wtr. Rev.:
Series 2004, 5% 11/1/25	280,000	288,370
Series 2012, 4% 11/1/37	85,000	83,731
Series 2014:
5% 11/1/39	2,855,000	2,869,206
5% 11/1/44	370,000	371,049
Series 2016 A1, 5% 11/1/27	190,000	198,200
Series 2017 2:
5% 11/1/32 (Assured Guaranty Muni. Corp. Insured)	1,240,000	1,307,687
5% 11/1/33 (Assured Guaranty Muni. Corp. Insured)	1,450,000	1,531,415
5% 11/1/34 (Assured Guaranty Muni. Corp. Insured)	1,445,000	1,521,645
5% 11/1/37 (Assured Guaranty Muni. Corp. Insured)	575,000	600,417
Series 2017:
5% 11/1/29	240,000	253,154
5.25% 11/1/33 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,070,503
5.25% 11/1/35 (Assured Guaranty Muni. Corp. Insured)	750,000	798,486
Series 2023 A, 5.25% 11/1/48 (Assured Guaranty Muni. Corp. Insured)	3,720,000	4,003,108
Cook County Cmnty. College District Series 2017, 5% 12/1/47	2,060,000	2,109,153
Cook County Cmnty. Consolidated School District No. 59 Series 2020:
4% 3/1/24	60,000	60,114
5% 3/1/25	55,000	56,270
5% 3/1/28	85,000	92,423
Cook County Gen. Oblig.:
Series 2016 A:
5% 11/15/26	690,000	722,616
5% 11/15/27	340,000	357,458
5% 11/15/28	445,000	467,722
5% 11/15/29	890,000	935,443
5% 11/15/30	605,000	635,891
5% 11/15/31	2,400,000	2,482,177
Series 2021 A:
5% 11/15/31	235,000	260,227
5% 11/15/32	155,000	170,891
5% 11/15/33	1,475,000	1,621,645
Series 2021 B:
4% 11/15/25	560,000	567,308
4% 11/15/26	285,000	291,014
4% 11/15/27	290,000	297,913
4% 11/15/28	145,000	149,652
Series 2022 A, 5% 11/15/24	595,000	603,907
Cook County Ill High School District # Series 2021 A:
2% 12/15/33	205,000	168,857
2% 12/15/34	215,000	174,088
Cook County Ill Hsd 209 Proviso Series 2018 B, 4% 12/1/38 (Assured Guaranty Muni. Corp. Insured)	905,000	902,555
Cook County Sales Tax Rev.:
Series 2018, 4% 11/15/37	750,000	754,399
Series 2021 A:
4% 11/15/39	295,000	290,446
4% 11/15/40	665,000	653,494
4% 11/15/41	905,000	880,275
Series 2022 A, 5.25% 11/15/45	1,150,000	1,232,022
DuPage & Cook Counties Cmnty. Unit School District #205 Series 2020, 3% 1/1/37	1,885,000	1,627,294
Elk Grove Village Series 2017:
5% 1/1/34	325,000	343,185
5% 1/1/36	315,000	331,021
Galesburg Rev. (Knox College Proj.) Series 2021 A, 4% 10/1/46	300,000	251,689
Grundy & Will Counties Cmnty. School Gen. Oblig. Series 2018:
5% 2/1/29	35,000	36,954
5% 2/1/29 (Pre-Refunded to 2/1/27 @ 100)	5,000	5,317
Illinois Dev. Fin. Auth. Envir. Facilities Rev. Series 2002, 8% 6/1/32 (d)	245,000	245,162
Illinois Fin. Auth.:
Series 2020 A:
3% 5/15/50	4,750,000	3,364,481
3% 5/15/50 (Build America Mutual Assurance Insured)	2,195,000	1,527,205
3.25% 8/15/49	3,985,000	2,908,332
4% 8/15/39	930,000	917,960
4% 8/15/40	500,000	489,783
4% 5/15/50	5,570,000	4,898,605
5% 8/15/35	480,000	525,212
Series 2021 A:
2.25% 7/1/33 (d)	115,000	94,590
5.125% 11/1/55 (e)	680,000	550,328
Series 2021 B, 7% 11/1/37 (e)	210,000	199,043
Series 2021:
4% 10/1/33	170,000	153,657
5% 10/1/31	240,000	237,899
Series 2022 A:
5% 8/15/47	10,000,000	10,413,395
5% 8/15/51	2,075,000	2,175,121
5% 8/15/52	2,750,000	2,849,571
5.5% 10/1/42	1,970,000	2,020,806
5.5% 10/1/47	1,820,000	1,842,384
6.125% 5/15/35	1,045,000	1,066,214
6.125% 5/15/36	1,215,000	1,238,817
Series 2022 B1, 6% 11/15/27	650,000	650,055
Series 2022:
5% 3/1/34	90,000	91,300
5% 3/1/38	110,000	106,679
5% 3/1/42	70,000	66,290
5% 6/1/44	500,000	524,897
5% 3/1/47	125,000	115,729
5% 6/1/47	375,000	390,046
5% 3/1/52	110,000	99,447
Series 2023 A:
5.25% 8/1/38 (e)	300,000	301,101
5.5% 8/1/43 (e)	360,000	361,846
Illinois Fin. Auth. Academic Facilities (Provident Group UIUC Properties LLC Univ. of Illinois at Urbana-Champaign Proj.) Series 2019 A:
5% 10/1/27	15,000	15,927
5% 10/1/28	15,000	16,168
5% 10/1/31	10,000	10,841
5% 10/1/32	15,000	16,184
5% 10/1/33	30,000	32,141
5% 10/1/35	15,000	15,942
5% 10/1/36	15,000	15,787
5% 10/1/37	20,000	20,860
5% 10/1/38	20,000	20,733
5% 10/1/39	35,000	36,116
5% 10/1/44	305,000	311,192
5% 10/1/49	370,000	374,267
5% 10/1/51	390,000	393,913
Illinois Fin. Auth. Health Svcs. Facility Lease Rev. (Provident Group - UIC Surgery Ctr. LLC - Univ. of Illinois Health Svcs. Facility Proj.) Series 2020:
4% 10/1/50	2,155,000	1,822,159
4% 10/1/55	250,000	206,980
Illinois Fin. Auth. Rev.:
(Bradley Univ. Proj.) Series 2017 C:
5% 8/1/29	150,000	155,884
5% 8/1/30	110,000	114,036
5% 8/1/31	130,000	134,615
5% 8/1/32	150,000	155,097
(Depaul Univ. Proj.):
Series 2016 A:
4% 10/1/34	120,000	120,730
5% 10/1/29	120,000	125,352
5% 10/1/30	120,000	125,164
Series 2016 A:
4% 10/1/31	85,000	85,611
5% 10/1/33	85,000	88,291
(Franciscan Cmntys. Proj.) Series 2017 A, 5% 5/15/37	545,000	526,859
(Franciscan Communitites Proj.) Series 2017 A, 5% 5/15/47	220,000	195,018
(Northwestern Memorial Hosp.,IL. Proj.) Series 2017 A:
5% 7/15/25	65,000	66,823
5% 7/15/30	85,000	91,197
(OSF Healthcare Sys.) Series 2018 A:
4.125% 5/15/47	4,755,000	4,425,239
5% 5/15/43	5,635,000	5,765,678
(Presence Health Proj.) Series 2016 C:
3.625% 2/15/32	140,000	136,667
4% 2/15/33	30,000	30,364
5% 2/15/29	945,000	991,147
5% 2/15/36	780,000	804,160
(Rosalind Franklin Univ. Research Bldg. Proj.) Series 2017 C:
5% 8/1/46	295,000	296,993
5% 8/1/49	190,000	190,721
(Rush Univ. Med. Ctr. Proj.) Series 2015 A, 5% 11/15/34	125,000	126,307
(The Admiral at the Lake Proj.) Series 2017:
5% 5/15/33	1,000,000	906,470
5.125% 5/15/38	1,550,000	1,305,864
5.25% 5/15/42	280,000	223,751
5.25% 5/15/54	1,690,000	1,221,284
(Township High School District # 207 Proj.) Series 2019, 4% 12/1/37	875,000	883,643
Series 2008 A1, 4% 11/1/30	785,000	794,125
Series 2013:
5% 11/15/28	350,000	350,235
5% 11/15/29	170,000	170,122
Series 2014 A, 4% 10/1/38	1,500,000	1,500,145
Series 2015 A:
5% 11/15/31	195,000	198,652
5% 12/1/37	350,000	351,089
Series 2015 C:
4.125% 8/15/37	105,000	98,702
5% 8/15/35	705,000	714,289
5% 8/15/44	5,030,000	5,065,909
Series 2015:
5.25% 5/15/45 (Pre-Refunded to 5/15/25 @ 100)	170,000	175,127
5.25% 5/15/50 (Pre-Refunded to 5/15/25 @ 100)	455,000	468,722
6.125% 11/15/35	415,000	415,998
6.375% 11/15/43	565,000	565,637
Series 2016 A:
5% 2/15/24	55,000	55,167
5% 2/15/29	625,000	649,140
5% 2/15/30	660,000	686,235
5% 7/1/30 (Pre-Refunded to 7/1/26 @ 100)	85,000	89,361
5% 2/15/31	535,000	556,355
5% 2/15/32	515,000	535,395
5% 7/1/33 (Pre-Refunded to 7/1/26 @ 100)	185,000	194,491
5% 8/15/35 (Pre-Refunded to 8/15/26 @ 100)	65,000	68,079
5% 7/1/36 (Pre-Refunded to 7/1/26 @ 100)	400,000	420,521
5% 8/15/36 (Pre-Refunded to 8/15/26 @ 100)	245,000	256,606
5.25% 8/15/29 (Pre-Refunded to 8/15/26 @ 100)	55,000	57,958
5.25% 8/15/31 (Pre-Refunded to 8/15/26 @ 100)	75,000	79,034
Series 2016 B:
4% 8/15/41	250,000	242,517
5% 8/15/30	170,000	178,777
5% 8/15/31	895,000	939,610
5% 8/15/32	735,000	769,042
5% 8/15/33	255,000	266,107
5% 8/15/34	1,050,000	1,095,175
5% 8/15/36	1,275,000	1,319,691
Series 2016 C:
3.75% 2/15/34	215,000	210,359
4% 2/15/36	925,000	931,113
4% 2/15/41	7,465,000	7,248,343
5% 2/15/24	5,000	5,016
5% 2/15/31	3,685,000	3,851,269
5% 2/15/32	535,000	558,407
5% 2/15/34	555,000	577,300
5% 2/15/41	870,000	885,641
Series 2016:
4% 12/1/35	25,000	24,941
5% 5/15/29	150,000	154,825
5% 12/1/29	270,000	278,587
5% 5/15/30	320,000	329,432
5% 7/1/31	1,350,000	1,396,117
5% 12/1/33	285,000	292,350
5% 12/1/40	140,000	141,780
5% 12/1/46	6,040,000	6,094,181
Series 2017 A:
4% 7/15/47	3,705,000	3,473,944
5% 1/1/34 (Pre-Refunded to 1/1/27 @ 100)	490,000	519,459
5% 1/1/35 (Pre-Refunded to 1/1/27 @ 100)	490,000	519,459
5% 8/1/42	210,000	212,491
5% 3/1/47	2,135,000	2,157,475
5% 8/1/47	245,000	246,346
Series 2017:
5% 1/1/29	405,000	430,263
5% 2/15/32	160,000	159,563
5% 7/1/33	190,000	201,331
5% 7/1/34	835,000	883,691
5% 7/1/35	170,000	179,507
5% 2/15/37	300,000	81,000
5.125% 2/15/45	300,000	81,000
5.25% 2/15/37	115,000	114,450
Series 2019 A, 3% 7/1/35 (d)	105,000	95,231
Series 2019:
4% 9/1/35	375,000	323,849
4% 9/1/37	1,020,000	841,719
4% 9/1/39	55,000	43,844
5% 9/1/30	10,000	9,920
5% 9/1/38	50,000	45,882
Illinois Fin. Auth. Student Hsg. and Academic Facility Rev.:
(CHF - Chicago, LLC - Univ. of Illinois At Chicago Proj.) Series 2017 A, 5% 2/15/28	40,000	40,522
(CHF - Chicago, LLC - Univ. of Illinois at Chicago Proj.) Series 2017 A, 5% 2/15/37	100,000	99,706
(CHF - Chicago, LLC - Univ. of Illinois At Chicago Proj.) Series 2017 A:
5% 2/15/47	1,450,000	1,353,708
5% 2/15/50	1,110,000	1,023,252
Illinois Gen. Oblig.:
Series 2006:
5.5% 1/1/28	320,000	345,500
5.5% 1/1/31	110,000	124,171
Series 2010, 6.875% 7/1/25	1,170,000	1,185,404
Series 2014 February:
5.25% 2/1/33	2,430,000	2,430,656
5.25% 2/1/34	435,000	435,089
Series 2014 May, 5% 5/1/34	280,000	280,489
Series 2014:
5% 2/1/25	565,000	565,246
5% 2/1/26	365,000	365,104
5% 2/1/27	70,000	70,030
5% 4/1/28	310,000	310,412
5% 5/1/28	445,000	445,794
5% 5/1/29	500,000	500,891
5% 5/1/32	80,000	80,132
5% 5/1/33	90,000	90,174
5% 5/1/36	2,165,000	2,167,459
5% 2/1/39	2,085,000	2,084,938
5.25% 2/1/29	170,000	170,059
5.25% 2/1/30	575,000	575,188
5.25% 2/1/31	130,000	130,040
5.25% 2/1/32	2,920,000	2,920,682
Series 2016:
4% 6/1/41	3,000,000	2,913,369
4.5% 11/1/39	400,000	402,219
5% 2/1/25	555,000	563,691
5% 2/1/26	395,000	406,884
5% 6/1/26	180,000	186,369
5% 2/1/27	7,685,000	8,039,550
5% 1/1/28	1,000,000	1,020,911
5% 2/1/28	795,000	833,049
5% 11/1/28	425,000	437,408
5% 2/1/29	500,000	523,298
5% 1/1/33	600,000	610,792
5% 11/1/33	445,000	455,659
Series 2017 A:
4.5% 12/1/41	350,000	346,487
5% 12/1/23	60,000	60,000
5% 12/1/26	185,000	193,057
5% 12/1/34	625,000	646,052
Series 2017 B, 5% 12/1/27	450,000	476,830
Series 2017 C, 5% 11/1/29	5,910,000	6,209,886
Series 2017 D:
3.25% 11/1/26	250,000	245,141
5% 11/1/24	800,000	809,608
5% 11/1/25	215,000	220,762
5% 11/1/26	3,110,000	3,242,943
5% 11/1/27	14,385,000	15,236,477
5% 11/1/28	5,655,000	5,988,328
Series 2018 A:
5% 10/1/24	30,000	30,329
5% 10/1/25	235,000	240,900
5% 10/1/26	85,000	88,463
5% 10/1/28	260,000	278,621
5% 10/1/29	105,000	111,721
5% 10/1/30	1,170,000	1,243,210
5% 10/1/31	645,000	684,554
5% 5/1/39	725,000	749,437
6% 5/1/27	1,475,000	1,596,001
Series 2018 B:
5% 10/1/26	65,000	67,648
5% 10/1/31	765,000	809,827
5% 10/1/32	795,000	839,591
Series 2019 A:
5% 11/1/27	2,095,000	2,216,996
5% 11/1/28	2,775,000	2,980,570
Series 2019 B:
4% 11/1/33	1,475,000	1,493,071
4% 11/1/38	360,000	351,492
5% 9/1/24	30,000	30,296
Series 2019 C, 4% 11/1/41	700,000	665,142
Series 2020 B:
4% 10/1/32	475,000	483,558
5% 10/1/28	280,000	300,054
Series 2020 C:
4% 10/1/41	350,000	332,945
4% 10/1/42	350,000	329,745
4.25% 10/1/45	800,000	751,862
Series 2020:
5.5% 5/1/24	140,000	141,024
5.5% 5/1/25	655,000	672,022
5.5% 5/1/26	475,000	496,600
5.5% 5/1/39	1,655,000	1,808,282
5.75% 5/1/45	1,675,000	1,803,332
Series 2021 A:
4% 3/1/38	1,705,000	1,666,771
4% 3/1/40	1,800,000	1,732,707
5% 3/1/24	560,000	561,703
5% 3/1/25	895,000	910,052
5% 3/1/26	530,000	546,630
5% 3/1/32	20,000	21,952
5% 3/1/33	65,000	71,222
5% 3/1/34	2,560,000	2,797,847
5% 3/1/35	965,000	1,050,592
5% 3/1/36	455,000	492,858
5% 3/1/37	40,000	43,087
5% 3/1/46	7,995,000	8,224,238
Series 2021 B:
4% 12/1/34	315,000	318,721
4% 12/1/37	1,500,000	1,482,563
5% 3/1/24	930,000	932,827
5% 3/1/26	690,000	711,651
Series 2021 C:
4% 3/1/24	1,320,000	1,320,881
4% 3/1/25	320,000	321,224
Series 2022 A:
5% 3/1/29	1,695,000	1,825,720
5% 3/1/31	1,695,000	1,863,421
5% 3/1/32	105,000	116,476
5% 3/1/34	250,000	275,998
5% 3/1/36	4,815,000	5,263,134
5.25% 3/1/37	205,000	226,904
5.5% 3/1/42	4,100,000	4,496,276
5.5% 3/1/47	9,200,000	9,855,609
Series 2022 B:
5% 3/1/29	205,000	220,810
5% 3/1/32	230,000	255,138
5% 10/1/34	6,985,000	7,736,590
Series 2023 B:
5.25% 5/1/39	5,590,000	6,105,428
5.25% 5/1/41	2,120,000	2,287,145
5.5% 5/1/47	2,605,000	2,802,075
Series 2023 D:
5% 7/1/29	5,120,000	5,539,470
5% 7/1/35	485,000	534,700
Illinois Hsg. Dev. Auth.:
Series 2021, 3% 4/1/51	2,355,000	2,262,409
Series 2022 G, 6.25% 10/1/52	560,000	602,304
Series 2023 A:
4.8% 10/1/43	2,845,000	2,891,993
4.9% 4/1/47	740,000	754,624
Series 2023 K, 5.25% 10/1/43	1,000,000	1,048,894
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. Series 2019, 2.9% 7/1/35	1,295,849	1,155,939
Illinois Hsg. Dev. Auth. Rev.:
Series 2018 A, 4.5% 10/1/48	770,000	773,452
Series 2019 D, 2.7% 10/1/34	345,000	307,668
Series 2021 A, 3% 4/1/51	615,000	592,454
Series D, 3.75% 4/1/50	195,000	192,254
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A:
4% 2/1/34	925,000	926,099
5% 2/1/31	600,000	612,552
Illinois Reg'l. Trans. Auth.:
Series 2003 A:
6% 7/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,220,000	6,916,934
6% 7/1/33 (FGIC Insured)	1,645,000	1,977,212
Series 2003 B, 5.5% 6/1/27	1,360,000	1,432,362
Series 2016 A, 4% 6/1/46	2,190,000	2,151,984
Illinois Sales Tax Rev.:
Series 2002, 6% 6/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	120,000	127,304
Series 2021 A, 3% 6/15/33 (Build America Mutual Assurance Insured)	1,920,000	1,715,492
Illinois Sports Facilities Auth.:
Series 2014:
5% 6/15/27 (Assured Guaranty Muni. Corp. Insured)	375,000	376,417
5.25% 6/15/31 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,007,378
Series 2019:
5% 6/15/28	480,000	486,879
5% 6/15/28	300,000	314,505
5% 6/15/29	590,000	623,692
5% 6/15/29	480,000	486,342
Illinois State Univ. Revs. Series 2018 A:
5% 4/1/31 (Assured Guaranty Muni. Corp. Insured)	180,000	193,067
5% 4/1/33 (Assured Guaranty Muni. Corp. Insured)	120,000	128,630
5% 4/1/36 (Assured Guaranty Muni. Corp. Insured)	180,000	191,713
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2014 C:
5% 1/1/34	610,000	610,540
5% 1/1/37	1,475,000	1,492,032
Series 2015 A:
5% 1/1/37	700,000	710,348
5% 1/1/40	2,000,000	2,026,803
Series 2016 A, 5% 12/1/31	910,000	939,984
Series 2016 B, 5% 1/1/41	1,235,000	1,263,059
Series 2017 A, 5% 1/1/42	5,425,000	5,637,908
Series 2019 A:
5% 1/1/40	1,445,000	1,555,365
5% 1/1/44	425,000	447,569
Series A:
5% 1/1/38	65,000	70,297
5% 1/1/40	805,000	877,375
5% 1/1/41	2,135,000	2,318,589
5% 1/1/45	7,155,000	7,605,528
Kane County School District No. 131 Series 2020 A:
4% 12/1/30 (Assured Guaranty Muni. Corp. Insured)	30,000	31,117
4% 12/1/31 (Assured Guaranty Muni. Corp. Insured)	40,000	41,350
4% 12/1/33 (Assured Guaranty Muni. Corp. Insured)	15,000	15,435
4% 12/1/35 (Assured Guaranty Muni. Corp. Insured)	20,000	20,276
4% 12/1/36 (Assured Guaranty Muni. Corp. Insured)	65,000	65,387
4% 12/1/38 (Assured Guaranty Muni. Corp. Insured)	35,000	34,905
4% 12/1/39 (Assured Guaranty Muni. Corp. Insured)	175,000	172,228
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
Series 2015 5% 1/1/28	155,000	156,934
Series 2017, 5% 1/1/29	60,000	63,775
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2016:
5% 2/1/33	605,000	619,428
5% 2/1/34	850,000	869,562
5% 2/1/35	605,000	617,665
5% 2/1/36	1,045,000	1,064,708
Lake County High Scd # 115 Series 2023, 4.25% 11/1/43	2,170,000	2,196,869
Lake County Ill Cmnty. Cons School D Series 2023, 5.25% 5/1/43	2,635,000	2,864,106
Macon County School District Series 2020 C:
4% 1/1/35 (Assured Guaranty Muni. Corp. Insured)	400,000	405,101
4% 1/1/45 (Assured Guaranty Muni. Corp. Insured)	250,000	243,420
Madison County Cmnty. United School District #007 Series 2017:
5% 12/1/28	160,000	164,219
5% 12/1/29	165,000	169,191
McHenry County Cmnty. School District #200 Series 2006 B:
0% 1/15/24	130,000	129,450
0% 1/15/25	250,000	239,958
0% 1/15/26	185,000	171,401
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 2002 A:
0% 12/15/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	540,000	414,788
0% 12/15/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,400,000	8,031,469
0% 6/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,250,000	3,115,662
Series 2010 B1:
0% 6/15/43 (Assured Guaranty Muni. Corp. Insured)	12,710,000	5,144,487
0% 6/15/44 (Assured Guaranty Muni. Corp. Insured)	250,000	95,824
0% 6/15/45 (Assured Guaranty Muni. Corp. Insured)	4,390,000	1,593,192
0% 6/15/46 (Assured Guaranty Muni. Corp. Insured)	5,625,000	1,934,293
0% 6/15/47 (Assured Guaranty Muni. Corp. Insured)	1,190,000	389,569
Series 2012 B, 0% 12/15/51	3,925,000	988,237
Series A:
0% 6/15/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,600,000	1,052,411
0% 12/15/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	270,485
0% 6/15/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	523,518
Series 1994, 0% 6/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	810,000	687,960
Series 1996 A, 0% 6/15/24	370,000	362,723
Series 1998 B, 5.5% 6/15/29	1,220,000	1,267,552
Series 2002 A:
0% 12/15/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,815,000	7,953,049
0% 6/15/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,255,000	2,669,165
0% 12/15/40 (Assured Guaranty Muni. Corp. Insured)	1,300,000	606,744
Series 2002, 0% 12/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,240,000	4,743,225
Series 2010 B1, 0% 6/15/26 (Assured Guaranty Muni. Corp. Insured)	510,000	466,045
Series 2012 B, 0% 12/15/50	1,200,000	318,498
Series 2015 A:
0% 12/15/52 (Assured Guaranty Muni. Corp. Insured)	800,000	198,140
5% 6/15/53	895,000	898,439
Series 2017 A:
0% 12/15/56	1,340,000	270,094
0% 12/15/56 (Build America Mutual Assurance Insured)	1,100,000	221,719
5% 6/15/57	3,680,000	3,706,852
Series 2017 B:
0% 12/15/54 (Build America Mutual Assurance Insured)	3,050,000	681,490
5% 12/15/25	120,000	123,358
5% 12/15/26	405,000	423,588
5% 12/15/27	40,000	42,509
5% 12/15/28	110,000	116,649
5% 12/15/31	80,000	84,190
5% 12/15/32	50,000	52,592
5% 12/15/34	50,000	52,466
Series 2020 A:
4% 6/15/50	5,390,000	4,876,085
5% 12/15/45	105,000	107,058
5% 6/15/50	15,765,000	15,962,750
Series 2020 B, 5% 6/15/42	1,805,000	1,857,556
Series 2022 A:
0% 12/15/35	200,000	121,425
0% 6/15/36	625,000	368,191
0% 12/15/36	215,000	122,818
0% 6/15/37	200,000	110,738
0% 12/15/38	420,000	213,147
0% 6/15/39	455,000	223,293
0% 12/15/39	1,235,000	592,350
0% 6/15/40	555,000	257,716
0% 12/15/40	1,040,000	471,851
0% 6/15/41	570,000	250,259
0% 12/15/41	775,000	332,370
4% 12/15/42	4,195,000	4,026,289
4% 12/15/47	4,920,000	4,518,606
4% 6/15/52	17,940,000	16,102,881
Northern Illinois Muni. Pwr. Agcy. Rev. (Prairie State Proj.) Series 2016 A, 5% 12/1/41	1,000,000	1,018,718
Northern Illinois Univ. Revs.:
Series 2020 B:
4% 4/1/36 (Build America Mutual Assurance Insured)	215,000	216,594
4% 4/1/38 (Build America Mutual Assurance Insured)	230,000	226,356
4% 4/1/40 (Build America Mutual Assurance Insured)	195,000	189,236
4% 4/1/41	65,000	62,655
5% 4/1/34 (Build America Mutual Assurance Insured)	955,000	1,005,566
Series 2021:
4% 10/1/39	85,000	82,540
4% 10/1/41	80,000	76,547
4% 10/1/43	50,000	46,575
Railsplitter Tobacco Settlement Auth. Rev. Series 2017:
5% 6/1/27 (Pre-Refunded to 6/1/26 @ 100)	3,085,000	3,233,529
5% 6/1/28 (Pre-Refunded to 6/1/26 @ 100)	335,000	351,129
Rock Island County Pub. Bldg. Commission Series 2016, 5% 12/1/36 (Assured Guaranty Muni. Corp. Insured)	500,000	524,809
Romeoville Gen. Oblig. Rev.:
(Lewis Univ. Proj.) Series 2015, 5% 10/1/42	360,000	355,573
Series 2018 B:
4.125% 10/1/41	240,000	213,034
4.125% 10/1/46	240,000	202,493
5% 10/1/39	295,000	295,256
Rosemont Gen. Oblig. Series 2016 A, 5% 12/1/40 (Assured Guaranty Muni. Corp. Insured)	1,300,000	1,349,830
Sales Tax Securitization Corp.:
Series 2017 A, 5% 1/1/28	750,000	806,125
Series 2018 A, 4% 1/1/48	1,500,000	1,422,264
Series 2018 C:
5.25% 1/1/34	1,500,000	1,621,250
5.25% 1/1/48 (Build America Mutual Assurance Insured)	5,640,000	5,855,929
Series 2023 C, 5% 1/1/31	2,410,000	2,654,068
Series 2023 D, 5% 1/1/36	1,690,000	1,874,803
Sangamon County Wtr. Reclamation District Series 2019 A, 4% 1/1/49	400,000	378,083
Schaumburg Village Gen. Oblig.:
Series 2013 A, 4% 12/1/41	5,300,000	5,300,049
Series 2023, 4% 12/1/30	2,270,000	2,354,538
Southern Illinois Univ. Rev. Series 2021 A:
4% 4/1/28	160,000	162,857
4% 4/1/29	85,000	85,666
4% 4/1/31	200,000	199,589
4% 4/1/34	190,000	188,375
4% 4/1/36	135,000	131,033
4% 4/1/38	210,000	196,519
Univ. of Illinois Rev.:
Series 2018 A:
5% 4/1/29	225,000	242,090
5% 4/1/30	505,000	542,883
Series 2020 A:
4% 4/1/32	470,000	479,825
4% 4/1/35	630,000	640,395
4% 4/1/36	320,000	323,627
4% 4/1/38	410,000	410,496
4% 4/1/44	210,000	202,926
Upper Illinois River Valley Dev. Auth. Edl. Facility Rev. (Cambridge Lakes Learning Ctr. Proj.) Series 2017 A:
5% 12/1/32 (e)	590,000	561,651
5.25% 12/1/47 (e)	1,135,000	972,332
Upper Illinois River Valley Dev. Auth. Rev. Series 2018:
5% 12/1/43	400,000	401,311
5% 12/1/48	250,000	246,516
Western Illinois Econ. Dev. Auth. (City of Quincy Proj.) Series 2019 B:
4% 12/1/29	140,000	142,938
4% 12/1/30	180,000	183,344
4% 12/1/32	250,000	253,355
4% 12/1/34	370,000	373,141
4% 12/1/36	425,000	421,694
Will County Cmnty. Unit School District #365-U Series 2007 B, 0% 11/1/26 (Assured Guaranty Muni. Corp. Insured)	925,000	841,253
Will County School District Series 2022, 5.5% 1/1/49	300,000	329,136
Yorkville Svc. Area 2004-106 Tax Series 2016, 5% 3/1/32 (Assured Guaranty Muni. Corp. Insured)	750,000	773,348
TOTAL ILLINOIS		817,160,920
Indiana - 0.8%
Ball State Univ. Series 2019 S, 4% 7/1/36	435,000	438,146
Beech Grove School Bldg. Corp. Series 1996, 5.625% 7/5/24 (Escrowed to Maturity)	20,000	20,093
Crown Point Multi-School Bldg. Corp. Series 2021, 5% 1/15/40	1,500,000	1,628,391
East Chicago Solid Waste Disp. Rev. Series 1998, 5.5% 9/1/28 (d)	245,000	229,139
Fishers Town Hall Bldg. Corp. Series 2023 A, 5.75% 1/15/63	4,110,000	4,489,203
Greater Clark Bldg. Corp. Ind. Series 2022, 6% 7/15/38	300,000	350,873
Indiana Dev. Fin. Auth. Envir. Rev. (United States Steel Corp. Proj.) Series 2021 A, 4.125% 12/1/26	1,945,000	1,905,101
Indiana Fin. Auth. Econ. Dev. Rev. Bonds (Republic Svcs., Inc. Proj.):
Series 2012, 4.3%, tender 12/1/23 (b)(d)	2,500,000	2,500,000
Series A, 4.3%, tender 12/1/23 (b)(d)	4,000,000	4,000,000
Indiana Fin. Auth. Edl. Facilities Rev.:
(Depauw Univ. Proj.) Series 2022 A, 5.5% 7/1/52	4,600,000	4,714,845
(Rose-Hulman Institute of Technology Proj.) Series 2023, 5.75% 6/1/48 (i)	1,630,000	1,758,997
(Valparaiso Univ. Proj.) Series 2021:
5% 10/1/28	50,000	51,964
5% 10/1/33	35,000	36,516
Indiana Fin. Auth. Envir. Facilities Rev. Bonds (Indianapolis Pwr. & Lt. Co. Proj.):
Series 2020 A, 0.75%, tender 4/1/26 (b)	210,000	189,099
Series 2020 B, 0.95%, tender 4/1/26 (b)(d)	945,000	857,053
Indiana Fin. Auth. Exempt Facilities Rev. (Resources Polyflow Indiana Proj.) Series 2019, 7% 3/1/39 (d)(e)	350,000	255,261
Indiana Fin. Auth. Health Facilities Rev. Series 2017 A, 5% 8/15/51	1,270,000	1,276,394
Indiana Fin. Auth. Health Sys. Rev.:
Bonds Series 2019 B, 2.25%, tender 7/1/25 (b)	35,000	34,221
Series 2016 A, 4% 11/1/51	2,705,000	2,366,412
Series 2023 A:
5% 10/1/41	1,250,000	1,364,360
5% 10/1/42	2,000,000	2,172,612
5% 10/1/46	500,000	534,624
Indiana Fin. Auth. Hosp. Rev.:
(Parkview Health Sys. Proj.) Series 2017 A:
5% 11/1/28	25,000	27,144
5% 11/1/29	80,000	87,968
5% 11/1/30	20,000	22,273
Bonds Series 2011 L, 0.7%, tender 1/1/26 (b)	1,000,000	924,926
Series 2020 A, 4% 7/1/45	1,205,000	1,084,116
Series 2022:
4.25% 1/1/47	535,000	519,818
5% 1/1/52	1,500,000	1,538,753
Indiana Fin. Auth. Midwestern Disaster Relief Rev. Series 2012 A, 4.25% 11/1/30	4,095,000	4,110,483
Indiana Fin. Auth. Poll. Cont. Rev. Series 2010 B, 2.5% 11/1/30	385,000	345,326
Indiana Fin. Auth. Rev.:
(Butler Univ. Proj.) Series 2019, 4% 2/1/44	145,000	129,562
(Citizens Energy Group Proj.) Series 2023 A:
5% 10/1/32	2,100,000	2,429,915
5% 10/1/33	1,400,000	1,639,228
(Marquette Proj.) Series 2015 A:
5% 3/1/30	110,000	109,992
5% 3/1/39	285,000	269,836
(Rose-Hulman Institute of Technology Proj.) Series 2021:
4% 6/1/33	45,000	45,295
4% 6/1/34	50,000	50,138
5% 6/1/27	35,000	36,864
5% 6/1/32	85,000	92,817
Series 2015 A, 5.25% 2/1/32	1,025,000	1,052,888
Series 2015, 5% 3/1/36	1,515,000	1,534,307
Series 2016:
5% 9/1/26	160,000	167,459
5% 9/1/27	185,000	194,387
5% 9/1/28	375,000	394,107
5% 9/1/29	185,000	194,075
5% 9/1/30	170,000	178,163
5% 9/1/31	100,000	104,702
Series 2018 A:
5% 11/15/48	350,000	315,008
5% 11/15/53	300,000	265,305
Indiana Fin. Auth. Wastewtr. Util. Rev.:
(CWA Auth. Proj.):
Series 2016 A, 5% 10/1/46	2,800,000	2,856,746
Series 2023 A:
5% 10/1/35	1,100,000	1,268,698
5% 10/1/36	1,000,000	1,140,512
5% 10/1/37	625,000	703,465
5% 10/1/39	1,000,000	1,108,287
CWA Auth. Proj. Series 2022 B, 5.25% 10/1/47	1,900,000	2,022,289
Series 2021 2, 5% 10/1/41	1,235,000	1,345,036
Indiana Finl. Authorities Student Hsg.:
(CHF - Tippecanoe, L.L.C. - Student housing Proj.) Series 2023 A, 5.125% 6/1/58	1,700,000	1,647,866
(CHF - Tippecanoe, L.L.C. - Student Hsg. Proj.) Series 2023 A:
5% 6/1/43	855,000	850,782
5% 6/1/53	890,000	854,231
Indiana Hsg. & Cmnty. Dev. Auth.:
(Glasswater Creek of Whitestown Proj.) Series 2020, 5.375% 10/1/40 (e)	530,000	425,442
Series 2019 B, 3.5% 1/1/49	30,000	29,449
Series 2020 B1, 3.25% 7/1/49	340,000	332,215
Series 2021 B, 3% 7/1/50	415,000	401,334
Series A:
3.75% 1/1/49	150,000	148,056
5% 1/1/28	20,000	21,378
5% 7/1/28	20,000	21,497
5% 1/1/29	20,000	21,552
5% 7/1/29	15,000	16,252
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.:
Series 2014 A, 5% 1/1/28	1,500,000	1,522,449
Series 2016 A, 5% 1/1/42	3,050,000	3,107,690
Series 2017 A:
5% 1/1/32	225,000	241,557
5% 1/1/34	110,000	118,080
Indiana Secondary Mkt For Ed. L Series 2022 1A, 4.5% 6/1/39 (d)	1,020,000	1,008,072
Indianapolis Local Pub. Impt.:
(Courthouse and Jail Proj.) Series 2019 A, 5% 2/1/49	995,000	1,035,575
(Indianapolis Arpt. Auth. Proj.):
Series 2015 I, 5% 1/1/28 (d)	425,000	428,375
Series 2019 D, 5% 1/1/28 (d)	3,695,000	3,906,098
Series 2016:
4% 1/1/32 (d)	120,000	120,748
4% 1/1/33 (d)	120,000	120,706
4% 1/1/34 (d)	150,000	150,809
4% 1/1/35 (d)	340,000	341,016
5% 1/1/26 (d)	125,000	128,185
Series 2023 E, 6.125% 3/1/57 (i)	375,000	388,458
Series 2023 F1, 5.25% 3/1/67 (i)	2,005,000	2,076,311
Indianapolis Wtr. Sys. Rev. Series 2018 A, 5% 10/1/37	1,120,000	1,186,802
Mount Vernon Ind. Envir. Bonds Series 2015, 4.25%, tender 9/1/28 (b)(d)	250,000	253,046
Northern Indiana Commuter Trans. District Series 2016, 5% 7/1/41	600,000	612,696
Purdue Univ. Rev. Series 2018 DD:
5% 7/1/34	145,000	156,922
5% 7/1/35	285,000	307,937
5% 7/1/36	310,000	333,099
5% 7/1/37	290,000	309,660
Saint Joseph County Econ. Dev. Auth. Rev. (St. Mary's College Proj.):
Series 2019:
4% 4/1/39	55,000	51,913
4% 4/1/46	125,000	109,572
5% 4/1/40	125,000	128,900
5% 4/1/43	1,290,000	1,318,910
Series 2020:
4% 4/1/37	680,000	664,396
5% 4/1/29	60,000	64,561
5% 4/1/32	50,000	53,720
Saint Joseph County Ind. Edl. Facilities Rev. Series 1996, 6.5% 3/1/26	210,000	225,604
Shoals Exempt Facilities Rev. (Nat'l. Gypsum Co. Proj.) Series 2013, 7.25% 11/1/43 (d)	255,000	255,327
Terre Haute Ind. San District Series 2023, 5.25% 9/28/28	1,650,000	1,654,251
Valparaiso Exempt Facilities Rev. (Pratt Paper (IN), LLC Proj.) Series 2013:
6.75% 1/1/34 (d)	1,630,000	1,632,521
7% 1/1/44 (d)	3,390,000	3,394,089
Warrick County Envir. Impt. Rev. Bonds Series 2015, 4.25%, tender 9/1/28 (b)(d)	250,000	253,046
Whiting Envir. Facilities Rev. Bonds:
(BP Products North America, Inc. Proj.) Series 2019 A, 5%, tender 6/5/26 (b)(d)	1,600,000	1,617,226
(BP Products North America INC. Proj.) Series 2015, 4.4%, tender 6/10/31 (b)(d)	2,775,000	2,788,245
TOTAL INDIANA		96,319,818
Iowa - 0.2%
Coralville Gen. Oblig.:
Series 2017 B, 4.25% 5/1/37	35,000	31,570
Series 2022 C, 5% 5/1/42	300,000	283,693
Iowa Fin. Auth. Series 2018 A:
5% 3/1/33	165,000	157,346
5% 3/1/38	130,000	117,195
5% 3/1/48	240,000	197,349
Iowa Fin. Auth. Midwestern Disaster Area Rev.:
(Iowa Fertilizer Co. Proj.) Series 2022, 5% 12/1/50	1,130,000	1,110,276
Bonds (Iowa Fertilizer Co. Proj.) Series 2022, 5%, tender 12/1/42 (b)	4,820,000	4,808,262
Iowa Fin. Auth. Rev.:
Series 2018 B, 5% 2/15/48	205,000	208,473
Series A:
5% 5/15/43	215,000	172,793
5% 5/15/48	1,510,000	1,161,647
Iowa Fin. Auth. Single Family Mtg.:
(Mtg.-Backed Securities Prog.):
Series 2020 A, 3.75% 1/1/50	900,000	889,705
Series 2021 A, 3% 1/1/47	735,000	709,674
Series 2018 A, 4% 7/1/47	115,000	114,351
Iowa Higher Ed. Ln. Auth. Rev. (Des Moines Univ. Proj.):
Series 2020, 4% 10/1/45	650,000	564,712
Series 2022:
4.75% 10/1/42	170,000	167,250
5% 10/1/47	180,000	180,376
5.375% 10/1/52	200,000	203,632
Iowa State Board of Regents Hosp. Rev. Series 2022 B, 3% 9/1/61	300,000	197,176
Iowa Student Ln. Liquidity Corp. Student Ln. Rev.:
Series 2019 B:
3% 12/1/39 (d)	45,000	42,817
5% 12/1/29 (d)	740,000	782,604
Series 2019 C, 3.5% 12/1/44 (d)	1,250,000	986,447
Tobacco Settlement Auth. Tobacco Settlement Rev.:
Series 2021 A2:
4% 6/1/34	705,000	710,152
4% 6/1/36	705,000	700,186
4% 6/1/39	705,000	678,195
4% 6/1/49	1,290,000	1,146,115
5% 6/1/32	635,000	681,735
Series 2021 B1, 4% 6/1/49	5,650,000	5,482,800
Series 2021 B2, 0% 6/1/65	9,100,000	1,055,504
Waukee Cmnty. School District Series 2020 B, 2% 6/1/37	1,000,000	753,583
TOTAL IOWA		24,295,618
Kansas - 0.2%
City of Topeka Health Care Facilities Rev. Series 2022 A:
6.25% 12/1/42	340,000	331,886
6.5% 12/1/52	630,000	612,405
Coffeyville Elec. Util. Sys. Rev. Series 2015 B:
5% 6/1/38 (Pre-Refunded to 6/1/25 @ 100) (e)	800,000	818,587
5% 6/1/42 (Pre-Refunded to 6/1/25 @ 100) (e)	300,000	306,970
Hutchinson Hosp. Facilities Rev. Series 2016:
5% 12/1/36	275,000	263,147
5% 12/1/41	145,000	129,160
Lenexa Health Care Facilities Rev. Series 2018 A:
5% 5/15/30	175,000	172,816
5% 5/15/32	160,000	156,441
5% 5/15/39	165,000	151,646
Lyon Unified School District Series 2019:
4% 9/1/32	25,000	25,571
4% 9/1/33	110,000	112,261
4% 9/1/34	120,000	122,124
4% 9/1/39	640,000	640,500
Overland Park Dev. Corp. Rev. Series 2019:
5% 3/1/32	215,000	216,904
5% 3/1/33	230,000	231,774
5% 3/1/34	240,000	241,578
5% 3/1/36	265,000	266,152
5% 3/1/38	295,000	294,266
5% 3/1/44	495,000	482,306
5% 3/1/49	975,000	937,938
Overland Park Sales Tax Spl. Oblig. Rev. (Bluhawk Star Bond Proj.) Series 2022 A, 6.5% 11/15/42 (e)	4,850,000	4,925,441
Sedgwick County Pub. Commission:
(Board of Trustees of Wichita State Univ. - Experiential Engineering Proj.) Series 2014 3, 5% 2/1/39	1,050,000	1,065,285
(Board of trustees of Wichita State Univ. - Experiential Engineering Proj.) Series 2014 3, 5% 2/1/44	725,000	734,895
Sedgwick Unified School District Series 2019 A:
4% 9/1/31	240,000	244,538
4% 9/1/32	180,000	183,410
Univ. of Kansas Hosp. Auth. Health Facilities Rev. Series 2019 A, 5% 9/1/48	4,640,000	4,762,171
Wichita Health Care Facilities Series 2018 I:
4.625% 5/15/41	30,000	20,715
5% 5/15/33	30,000	26,606
5% 5/15/38	35,000	27,281
5% 5/15/47	150,000	101,157
Wyandotte County-Kansas City Unified Govt. Sales Tax Spl. Oblig. Rev.:
(Vacation Village Proj. Area 4 - Major Multi-Sport Athletic Complex Proj.) Series 2015, 0% 9/1/34 (e)	2,100,000	813,259
Series 2015 A, 5.75% 9/1/32	780,000	714,562
Wyandotte County/Kansas City K (Legends Apts. Garage and West Lawn Proj.) Series 2018, 4.5% 6/1/40	85,000	77,918
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Series 2016 A:
5% 9/1/40	480,000	487,261
5% 9/1/45	725,000	733,532
TOTAL KANSAS		21,432,463
Kentucky - 0.7%
Ashland Med. Ctr. Rev.:
(Ashland Hosp. Corp. d/b/a King's Daughters Med. Ctr. Proj.) Series 2016 A, 5% 2/1/40	65,000	65,306
Series 2019:
3% 2/1/40 (Assured Guaranty Muni. Corp. Insured)	1,110,000	868,263
4% 2/1/33	170,000	168,212
4% 2/1/35	135,000	131,748
4% 2/1/36	50,000	48,265
4% 2/1/37	35,000	33,335
4% 2/1/38	195,000	182,839
5% 2/1/24	75,000	75,110
5% 2/1/25	60,000	60,657
5% 2/1/28	5,000	5,236
5% 2/1/32	100,000	104,384
Boyle County Edl. Facilities Rev.:
Series 2017, 5% 6/1/37	115,000	118,936
Series 2023 A, 5.25% 6/1/49	700,000	730,611
Campbellsville Indl. Bldg. Rev. (Capmpbellsville Univ. Proj.) Series 2017, 5% 3/1/39	300,000	278,486
Carroll County Poll. Ctlr Rev. Bonds (Kentucky Utils. Co. Proj.) Series 2016 A, 1.55%, tender 9/1/26 (b)	500,000	455,866
Columbia Edl. Dev. Rev. (Lindsey Wilson College Proj.) Series 2019, 5% 12/1/33	300,000	300,561
Econ. Dev. Fin. Auth. Lousiville Arena Proj. Rev.:
Louisville Arena Auth., Inc. Series 2017 A, 5% 12/1/47 (Assured Guaranty Muni. Corp. Insured)	190,000	190,044
Series 2017 A, 5% 12/1/45 (Assured Guaranty Muni. Corp. Insured)	1,390,000	1,434,406
Henderson Rev. (Pratt Paper (KY), LLC Proj.):
Series 2022 A:
4.45% 1/1/42 (d)(e)	300,000	278,480
4.7% 1/1/52 (d)(e)	1,100,000	1,013,131
Series 2022 B:
4.45% 1/1/42 (d)(e)	1,010,000	937,550
4.7% 1/1/52 (d)(e)	1,535,000	1,413,778
Kenton County Arpt. Board Arpt. Rev.:
Series 2016:
5% 1/1/24	45,000	45,057
5% 1/1/28	195,000	201,657
5% 1/1/31	185,000	190,210
5% 1/1/32	185,000	190,155
5% 1/1/33	75,000	77,069
Series 2019:
5% 1/1/38	45,000	47,653
5% 1/1/39	45,000	47,499
5% 1/1/44	125,000	130,012
5% 1/1/49	160,000	165,247
Kentucky Econ. Dev. Fin. Auth.:
(Masonic Home Independent Living II, Inc. - The Meadow Proj. and Grove Pointe Proj.) Series 2016 A:
5% 5/15/46	995,000	722,568
5% 5/15/51	520,000	365,045
Series 2019 A1:
5% 8/1/33	55,000	58,876
5% 8/1/44	1,260,000	1,285,893
Series 2019 A2, 5% 8/1/49	2,590,000	2,610,703
Kentucky Econ. Dev. Fin. Auth. Healthcare Facilities Rev.:
(Baptist Life Cmntys. Proj.) Series 2016 A:
6.25% 11/15/46	590,000	445,480
6.375% 11/15/51	820,000	611,676
Series 2012:
5.375% 11/15/42	635,000	511,675
5.5% 11/15/45	330,000	263,355
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev.:
Series 2015 A:
5% 6/1/25	5,000	5,026
5% 6/1/26	5,000	5,038
5% 6/1/27	5,000	5,046
5% 6/1/28	5,000	5,049
5% 6/1/29	5,000	5,048
5% 6/1/30	5,000	5,046
5.25% 6/1/50	3,405,000	3,367,531
Series 2017 A:
5% 6/1/37	1,570,000	1,581,936
5% 6/1/41	1,310,000	1,294,802
5% 6/1/45	3,320,000	3,309,789
5.25% 6/1/41	2,005,000	2,008,089
Series 2017 B:
5% 8/15/32	150,000	157,277
5% 8/15/33	75,000	78,436
5% 8/15/35	85,000	88,272
5% 8/15/41 (Escrowed to Maturity)	900,000	907,518
5% 8/15/46	570,000	573,730
Kentucky Higher Ed. Student Ln. Corp. Rev. Series 2019 B1, 5% 6/1/36 (d)	1,380,000	1,413,105
Kentucky Muni. Pwr. Agcy. Pwr. Sys. Rev. (Prairie State Proj.) Series 2019 A, 4% 9/1/45	750,000	639,472
Kentucky State Property & Buildings Commission Rev.:
(Proj. No. 112) Series 2016 B, 5% 11/1/27	70,000	73,918
(Proj. No. 119) Series 2018:
5% 5/1/26	125,000	130,987
5% 5/1/28	65,000	70,248
5% 5/1/29	765,000	824,730
5% 5/1/30	70,000	75,388
5% 5/1/31	30,000	32,496
5% 5/1/32	190,000	204,471
5% 5/1/33	170,000	182,359
5% 5/1/34	190,000	203,496
5% 5/1/35	115,000	122,581
5% 5/1/36	100,000	106,322
5% 5/1/38	255,000	267,516
Series A:
4% 11/1/34	80,000	80,914
4% 11/1/35	25,000	25,203
4% 11/1/36	65,000	65,127
4% 11/1/37	80,000	79,307
4% 11/1/38	35,000	34,429
5% 8/1/27	25,000	25,710
5% 11/1/29	285,000	309,244
5% 11/1/30	120,000	130,109
Kentucky State Univ. Ctfs. of Prtn. (Kentucky State Univ. Proj.) Series 2021:
4% 11/1/38	30,000	30,247
4% 11/1/41	25,000	24,760
4% 11/1/51	50,000	47,184
Kentucky, Inc. Pub. Energy:
Bonds:
Series 2018 B, 4%, tender 1/1/25 (b)	3,690,000	3,662,983
Series 2018 C2, 4.942%, tender 6/1/25 (b)	1,500,000	1,500,548
Series 2019 C, 4%, tender 2/1/28 (b)	5,580,000	5,506,602
Series 2022 A2, U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.200% 4.764%, tender 8/1/30 (b)(c)	1,950,000	1,885,707
Series A, 4%, tender 6/1/26 (b)	15,955,000	15,695,950
Series C1, 4%, tender 6/1/25 (b)	11,070,000	11,020,332
Series A:
4% 6/1/24	355,000	355,046
4% 12/1/24	30,000	29,979
4% 6/1/25	40,000	39,920
Louisville & Jefferson County:
Bonds:
Series 2020 C, 5%, tender 10/1/26 (b)	420,000	435,708
Series 2020 D, 5%, tender 10/1/29 (b)	505,000	538,933
Series 2016 A:
5% 10/1/26	360,000	377,314
5% 10/1/31	360,000	370,450
5% 10/1/32	435,000	447,444
5% 10/1/33	245,000	251,763
Series 2020 A:
3% 10/1/43	3,785,000	2,851,591
4% 10/1/39	335,000	320,400
4% 10/1/40	65,000	61,680
5% 10/1/37	1,525,000	1,589,254
5% 10/1/38	360,000	373,107
Louisville & Jefferson County Metropolitan Govt. Hosp. Rev. (UOFL Health Proj.) Series 2022 A, 5% 5/15/47 (Assured Guaranty Muni. Corp. Insured)	1,200,000	1,241,585
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds Series 2019 A, 1.75%, tender 7/1/26 (b)	1,385,000	1,315,857
Owensboro Elec. Lt. & Pwr. Rev. Series 2019:
4% 1/1/25	540,000	541,619
5% 1/1/26	290,000	300,266
5% 1/1/27	725,000	764,217
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas and Elec. Co. Proj.) Series 2016 A, 1.3%, tender 9/1/27 (b)(d)	2,500,000	2,158,146
TOTAL KENTUCKY		89,098,391
Louisiana - 0.5%
Cap. Area Fin. Auth. (Mortgaged-Backed Securities Prog.) Series 2023, 6.5% 4/1/54 (i)	2,065,000	2,278,495
East Baton Rouge Sewerage Commission Rev. Bonds Series 2021 A, 1.3%, tender 2/1/28 (b)	2,010,000	1,743,837
Jefferson Parish Econ. Dev. & Port District Rev. Series 2018 A:
5.5% 6/15/38 (e)	335,000	328,432
5.625% 6/15/48 (e)	395,000	372,231
Lafayette Parish School Board Sales Tax Rev. Series 2023:
4% 4/1/48	1,900,000	1,827,939
4% 4/1/53	1,900,000	1,802,400
Louisiana Hsg. Corp. Single Fami (Home Ownership Prog.) Series 2023 C, 5.75% 12/1/53	710,000	766,433
Louisiana Local Govt. Envir. Facilities:
(CDF Healthcare of Louisiana, LLC Proj.) Series 2015 A, 5.625% 6/1/45	980,000	790,659
(St. James Place of Baton Rouge Proj.) Series 2015 A:
6% 11/15/35	120,000	115,641
6.25% 11/15/45	765,000	710,785
Louisiana Local Govt. Envir. Facilities and Cmnty. Dev. Auth.:
(Provident Group - ULM Properties LLC - Univ. of Louisana at Monroe Proj.) Series 2019 A:
5% 7/1/39 (e)	255,000	212,169
5% 7/1/54 (e)	410,000	305,496
(Provident Group - ULM Properties LLC - Univ. of Louisiana at Monroe Proj.) Series 2019 A, 5% 7/1/29 (e)	100,000	95,452
(Ragin' Cajun Facilities, Inc. - Student Hsg. and Parking Proj.) Series 2018:
5% 10/1/43 (Assured Guaranty Muni. Corp. Insured)	125,000	127,716
5% 10/1/48 (Assured Guaranty Muni. Corp. Insured)	545,000	553,502
(Westlake Chemical Corp. Projs.) Series 2017, 3.5% 11/1/32	3,230,000	2,999,489
Louisiana Local Govt. Envir. Facilities And Cmnty. Dev. Auth. Facilities Rev. (The Glen Retirement Sys. Proj.) Series 2019 A, 5% 1/1/49	595,000	400,215
Louisiana Offshore Term. Auth. Deepwater Port Rev.:
(Loop LLC Proj.) Series 2013 A, 4.2%, tender 9/1/28 (b)(i)	1,000,000	1,015,034
Bonds (LOOP LLC Proj.):
Series 2007 A, 1.65%, tender 12/1/23 (b)	1,795,000	1,795,000
Series 2013 A:
1.65%, tender 12/1/23 (b)	2,565,000	2,565,000
1.65%, tender 12/1/23 (b)	670,000	670,000
Louisiana Pub. Facilities Auth. Hosp. Rev.:
(Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2017 A, 5% 7/1/47	580,000	583,243
Series 2020 A, 3% 6/1/50 (Assured Guaranty Muni. Corp. Insured)	2,190,000	1,521,147
Louisiana Pub. Facilities Auth. Lease Rev. (Provident Group - Flagship Properties LLC - Louisiana State Univ. Nicholson Gateway Proj.) Series 2016 A, 5% 7/1/46	1,145,000	1,156,945
Louisiana Pub. Facilities Auth. Rev.:
(Loyola Univ. Proj.):
Series 2017, 5.25% 10/1/46	2,110,000	2,196,211
Series 2021:
5% 10/1/34	120,000	129,400
5% 10/1/35	315,000	337,925
(Ochsner Clinic Foundation Proj.):
Series 2015, 5% 5/15/47	300,000	301,582
Series 2017:
4% 5/15/42	750,000	710,700
5% 5/15/27	55,000	57,705
(Provident Group - HSC Properties, Inc. LSU Health Foundation) Series 2020 A1:
5.1% 1/1/57 (e)	1,980,000	1,660,767
5.375% 1/1/40 (e)	860,000	816,907
5.5% 1/1/50 (e)	590,000	539,749
(Tulane Univ. of Louisiana Proj.):
Series 2016 A:
5% 12/15/28	245,000	257,536
5% 12/15/29	240,000	251,708
5% 12/15/30	340,000	356,142
Series 2020 A, 5% 4/1/45	1,045,000	1,096,964
Loyola Univ. Proj. Series 2021, 4% 10/1/41	235,000	219,839
Series 2018 E:
5% 7/1/32	95,000	102,158
5% 7/1/33	75,000	80,665
5% 7/1/34	90,000	96,677
Louisiana Pub. Facilities Auth. Solid Waste Disp. Rev. Bonds (Waste Pro U.S.A., Inc. Proj.) Series 2023, 6.75%, tender 10/1/28 (b)(d)(e)	2,800,000	2,826,046
New Orleans Aviation Board Series 2018 A, 5% 10/1/48 (Assured Guaranty Muni. Corp. Insured)	255,000	261,981
New Orleans Aviation Board Rev.:
(North Term. Proj.):
Series 2015 A, 5% 1/1/40	685,000	689,211
Series 2015 B:
5% 1/1/29 (d)	630,000	634,401
5% 1/1/31 (d)	305,000	306,450
5% 1/1/34 (d)	1,180,000	1,184,273
5% 1/1/40 (d)	140,000	140,321
Series 2017 A:
5% 1/1/43	550,000	562,630
5% 1/1/48	1,255,000	1,277,505
Series 2017 B:
5% 1/1/27 (d)	50,000	51,945
5% 1/1/28 (d)	30,000	31,093
5% 1/1/32 (d)	50,000	51,661
5% 1/1/33 (d)	85,000	87,789
5% 1/1/34 (d)	25,000	25,806
5% 1/1/35 (d)	50,000	51,496
5% 1/1/37 (d)	705,000	720,682
5% 1/1/48 (d)	1,080,000	1,080,286
Series 2017 D2:
5% 1/1/27 (d)	60,000	62,334
5% 1/1/28 (d)	90,000	93,280
5% 1/1/31 (d)	170,000	175,871
5% 1/1/33 (d)	125,000	129,102
5% 1/1/34 (d)	265,000	273,539
5% 1/1/35 (d)	90,000	92,693
5% 1/1/36 (d)	115,000	118,066
5% 1/1/37 (d)	185,000	189,115
5% 1/1/38 (d)	365,000	370,447
New Orleans Gen. Oblig. Series 2021, 4% 10/1/34	500,000	515,308
New Orleans Swr. Svc. Rev. Series 2015:
5% 6/1/33 (Pre-Refunded to 6/1/25 @ 100)	205,000	210,969
5% 6/1/40 (Pre-Refunded to 6/1/25 @ 100)	825,000	849,023
5% 6/1/45 (Pre-Refunded to 6/1/25 @ 100)	645,000	663,782
New Orleans Wtr. Series 2015:
5% 12/1/40 (Pre-Refunded to 12/1/25 @ 100)	170,000	176,474
5% 12/1/45 (Pre-Refunded to 12/1/25 @ 100)	2,400,000	2,491,392
Saint James Parish Gen. Oblig.:
(Nustar Logistics, L.P. Proj.) Series 2010, 6.35% 7/1/40 (e)	750,000	806,397
Bonds (Nustar Logistics, L.P. Proj.):
Series 2008, 6.1%, tender 6/1/30 (b)(e)	740,000	800,378
Series 2010 B, 6.1%, tender 6/1/30 (b)(e)	975,000	1,054,569
Series 2011, 5.85%, tender 6/1/25 (b)(e)	1,410,000	1,434,513
Shreveport Gen. Oblig. Series 2017, 5% 8/1/30	1,000,000	1,048,625
Shreveport Wtr. & Swr. Rev.:
Series 2017 A, 5% 12/1/41 (Assured Guaranty Muni. Corp. Insured)	565,000	582,263
Series 2019 B:
4% 12/1/44 (Assured Guaranty Muni. Corp. Insured)	210,000	200,342
4% 12/1/49 (Assured Guaranty Muni. Corp. Insured)	265,000	241,791
St. John Baptist Parish Rev.:
(Marathon Oil Corp.) Series 2017, 2.2% 6/1/37 (b)	2,320,000	2,202,941
Bonds:
(Marathon Oil Corp. Proj.) Series 2017 B1, 2.125%, tender 7/1/24 (b)	295,000	289,872
(Marathon Oil Corp.) Series 2017:
2.1%, tender 7/1/24 (b)	230,000	225,970
4.05%, tender 7/1/26 (b)	2,000,000	1,988,360
Series 2017 B2, 2.375%, tender 7/1/26 (b)	1,790,000	1,700,122
TOTAL LOUISIANA		62,921,009
Maine - 0.2%
Auburn (Edward Little High School Proj.) Series 2021, 2.25% 11/1/39	2,640,000	1,923,769
Brunswick Series 2020, 2.375% 11/1/37	330,000	261,827
Maine Fin. Auth. Rev. (Go Lab. Madison, LLC Proj.) Series 2021, 8% 12/1/51 (d)(e)	900,000	582,156
Maine Fin. Auth. Solid Waste Disposable Rev.:
(Casella Waste Sys., Inc. Proj.) Series 2005 R3, 5.25% 1/1/25 (d)(e)	120,000	119,970
Bonds (Casella Waste Systems, Inc. Proj.) Series 2015 R2, 4.375%, tender 8/1/25 (b)(d)(e)	240,000	236,617
Maine Fin. Auth. Student Ln. Rev. (Supplemental Ed. Ln. Prog.) Series 2021 A1:
5% 12/1/28 (Assured Guaranty Muni. Corp. Insured) (d)	105,000	111,803
5% 12/1/29 (Assured Guaranty Muni. Corp. Insured) (d)	105,000	112,785
5% 12/1/30 (Assured Guaranty Muni. Corp. Insured) (d)	105,000	113,832
Maine Health & Higher Edl. Facilities Auth. Rev.:
Series 2016 A:
4% 7/1/41	350,000	302,824
4% 7/1/46	490,000	398,891
5% 7/1/41	1,290,000	1,238,778
5% 7/1/46	3,395,000	3,026,223
Series 2017 A, 5% 7/1/47	2,645,000	2,678,836
Series 2017 B:
4% 7/1/25	55,000	55,428
4% 7/1/31	85,000	85,854
4% 7/1/32	60,000	60,501
4% 7/1/34	125,000	125,836
5% 7/1/26	40,000	41,638
5% 7/1/28	65,000	68,642
5% 7/1/29	50,000	52,579
5% 7/1/33	140,000	147,151
5% 7/1/35	90,000	94,199
Series 2018 A:
5% 7/1/30	65,000	68,825
5% 7/1/31	60,000	63,416
5% 7/1/34	110,000	116,412
5% 7/1/35	155,000	163,695
5% 7/1/36	180,000	188,974
5% 7/1/37	170,000	177,292
5% 7/1/38	125,000	129,602
5% 7/1/43	250,000	256,280
Series 2020 A:
4% 7/1/36	315,000	317,821
4% 7/1/37	255,000	255,386
4% 7/1/38	265,000	263,235
4% 7/1/39	330,000	324,492
4% 7/1/40	465,000	453,072
4% 7/1/50	1,660,000	1,512,360
Series 2021 A, 4% 7/1/51	1,000,000	914,925
Maine Hsg. Auth. Mtg.:
Series 2020 C, 4% 11/15/50	565,000	560,827
Series C, 3.5% 11/15/46	100,000	99,205
Maine Hsg. Auth. Mtg. Purchase Rev. Series 2014 C1, 3.5% 11/15/44 (d)	115,000	114,152
Maine Muni. Bond Bank Series 2016 B, 3.5% 11/1/29	735,000	738,971
Maine Tpk. Auth. Tpk. Rev.:
Series 2015:
5% 7/1/32	125,000	128,537
5% 7/1/36	320,000	327,468
5% 7/1/38	80,000	81,694
Series 2018:
5% 7/1/33	40,000	43,446
5% 7/1/34	55,000	59,826
5% 7/1/35	60,000	65,144
5% 7/1/36	110,000	118,508
5% 7/1/47	30,000	31,233
TOTAL MAINE		19,414,937
Maryland - 1.3%
Anne Arundel Cny Series 2023, 5% 10/1/46	2,195,000	2,421,026
Anne Arundel County Gen. Oblig. Series 2021, 3% 10/1/37	2,540,000	2,273,027
Baltimore Convention Ctr. Hotel Rev. Series 2017:
5% 9/1/25	305,000	305,015
5% 9/1/26	100,000	100,378
5% 9/1/33	210,000	210,844
5% 9/1/34	765,000	767,078
5% 9/1/36	870,000	859,482
5% 9/1/42	1,135,000	1,058,757
5% 9/1/46	3,685,000	3,334,496
Baltimore County Gen. Oblig.:
Series 2015, 3.5% 8/1/29	1,265,000	1,270,863
Series 2020, 4% 1/1/45	250,000	222,333
Baltimore Gen. Oblig.:
(East Baltimore Research Park Proj.) Series 2017 A, 5% 9/1/38	330,000	328,114
Series 2022, 5% 6/1/51	600,000	569,938
Baltimore Proj. Rev.:
(Wastewtr. Projs.) Series 2014 C, 5% 7/1/33	945,000	959,042
(Wtr. Projs.):
Series 2013 B:
5% 7/1/28 (Pre-Refunded to 1/1/24 @ 100)	440,000	440,538
5% 7/1/30 (Pre-Refunded to 1/1/24 @ 100)	670,000	670,819
Series 2014 C, 5% 7/1/31	635,000	645,177
Series 2017 A, 5% 7/1/41	1,065,000	1,097,952
Series 2019 A, 4% 7/1/49	1,385,000	1,326,371
Series 2020 A:
4% 7/1/45	1,415,000	1,384,205
5% 7/1/50	1,555,000	1,638,748
Brunswick Spl. Oblig. Series 2019:
4% 7/1/29	80,000	77,929
5% 7/1/36	85,000	85,529
City of Westminster Series 2016:
5% 11/1/27	315,000	326,621
5% 11/1/28	335,000	347,341
5% 11/1/29	355,000	367,808
5% 11/1/30	375,000	387,833
5% 11/1/31	110,000	113,658
Frederick County Gen. Oblig. Series 2021 A, 1.75% 10/1/36	1,250,000	951,340
Frederick County Tax Increment and Spl. Tax Series 2020 B, 4.625% 7/1/43 (e)	455,000	429,495
Gaithersburg Eco Dev. Rev. Bd Series 2018 A:
5% 1/1/27	210,000	210,535
5% 1/1/28	280,000	281,045
5% 1/1/33	1,750,000	1,750,569
5% 1/1/36	85,000	83,188
Howard County Spl. Oblig. (Downtown Columbia Proj.) Series 2017 A, 4.5% 2/15/47 (e)	235,000	210,631
Hsg. Opportunities Commission of Montgomery County Series 2021 C, 0.8% 7/1/25	375,000	352,151
Maryland Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev.:
Series 2014 C, 4% 9/1/44	110,000	109,661
Series 2018 A, 4.5% 9/1/48	705,000	707,909
Series 2019 C:
3.5% 3/1/50	95,000	93,099
5% 9/1/27	45,000	47,911
5% 9/1/28	5,000	5,387
Series 2020 D, 3.25% 9/1/50	1,690,000	1,646,251
Series 2021 A, 3% 9/1/51	1,495,000	1,445,390
Series 2021 B, 3% 9/1/51	1,645,000	1,582,635
Series 2023 E, 6.25% 3/1/54	875,000	952,614
Maryland Dept. of Trans.:
Series 2016, 3% 11/1/30	1,750,000	1,709,254
Series 2021 B:
4% 8/1/37 (d)	640,000	631,001
4% 8/1/38 (d)	575,000	564,092
4% 8/1/51 (d)	1,270,000	1,134,680
5% 8/1/36 (d)	295,000	317,163
5% 8/1/46 (d)	6,265,000	6,447,464
Maryland Econ. Dev. Auth. Rev.:
(Ports America Chesapeake LLC. Proj.) Series 2017 A:
5% 6/1/24	145,000	145,507
5% 6/1/25	150,000	151,740
5% 6/1/27	140,000	145,863
5% 6/1/30	530,000	555,145
5% 6/1/32	145,000	151,278
5% 6/1/35	1,085,000	1,128,212
(Trans. Facilities Proj.) Series 2017 A, 5% 6/1/28	210,000	221,222
Series 2022 A:
5% 12/31/42	1,000,000	1,021,511
5.25% 6/30/53	1,500,000	1,535,460
Maryland Econ. Dev. Corp.:
(Port Covington Proj.) Series 2020:
4% 9/1/40	485,000	424,928
4% 9/1/50	1,090,000	877,925
(Purple Line Lt. Rail Proj.):
Series 2022 A, 5% 11/12/28 (d)	2,750,000	2,804,886
Series 2022 B:
5.25% 6/30/52 (d)	1,000,000	1,014,728
5.25% 6/30/55 (d)	11,120,000	11,258,655
Purple Line Lt. Rail Proj. Series 2022 B, 5.25% 6/30/47 (d)	1,350,000	1,380,577
Maryland Econ. Dev. Corp. Rev. Bonds (Constellation Energy Group INC. Proj.) Series 2006 B, 4.1%, tender 4/3/28 (b)	800,000	807,555
Maryland Econ. Dev. Corp. Sr. Parking Facilities Rev.:
(Baltimore City Proj.):
Series 2018 A, 5% 6/1/58	715,000	686,538
Series 2018 C:
4% 6/1/48	115,000	85,202
4% 6/1/58	340,000	236,946
Series 2018 C, 4% 6/1/38	35,000	29,215
Maryland Econ. Dev. Corp. Student Hsg. Rev.:
(Bowie State Univ. Proj.) Series 2015:
5% 6/1/25 (e)	105,000	106,200
5% 6/1/29 (e)	335,000	342,486
5% 6/1/33 (e)	360,000	366,992
(Univ. of Maryland, College Park Projs.) Series 2016:
5% 6/1/35 (Assured Guaranty Muni. Corp. Insured)	645,000	666,928
5% 6/1/43 (Assured Guaranty Muni. Corp. Insured)	240,000	243,504
Maryland Gen. Oblig.:
Series 2018 A, 5% 3/15/26	1,000,000	1,047,868
Series 2021 2A, 5% 8/1/28	4,040,000	4,459,777
Series 2022 2C, 4% 3/1/29	3,030,000	3,233,208
Series 2022 A, 5% 6/1/33	750,000	877,361
Series 2023 A, 5% 3/15/36	1,000,000	1,167,148
Series C, 5% 8/1/24	2,605,000	2,640,018
Maryland Health & Higher Edl.:
Series 2021 A:
3% 7/1/51	2,815,000	2,008,725
4% 6/1/38	500,000	482,170
4% 6/1/46	1,050,000	949,365
4% 6/1/51	1,640,000	1,440,543
4% 6/1/55	1,545,000	1,332,248
5% 6/1/29	125,000	134,216
5% 6/1/31	20,000	21,791
5% 6/1/33	320,000	346,469
Series 2021 B, 4% 1/1/51	700,000	576,504
Series 2021, 5% 1/1/36	155,000	160,110
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Medstar Health, Inc. Proj.) Series 2017 A, 5% 5/15/45	1,550,000	1,567,392
Series 2013 A, 6.75% 7/1/44	290,000	290,213
Series 2014:
5% 7/1/39 (Pre-Refunded to 7/1/24 @ 100)	1,475,000	1,489,073
5.25% 7/1/34 (Pre-Refunded to 7/1/24 @ 100)	2,415,000	2,440,069
Series 2015:
5% 8/15/25	1,370,000	1,393,516
5% 7/1/27	900,000	916,829
5% 7/1/29	370,000	377,025
5% 8/15/33	1,325,000	1,345,395
5% 7/1/40	110,000	110,932
5% 7/1/45	1,915,000	1,924,029
5% 7/1/47	2,610,000	2,622,018
Series 2016 A:
4% 7/1/42	255,000	229,468
5% 7/1/32	85,000	87,037
5% 7/1/33	215,000	220,067
5% 7/1/34	255,000	261,299
5% 7/1/35	425,000	434,984
5% 7/1/36	210,000	214,289
5% 7/1/38	65,000	65,600
5.5% 1/1/36	2,475,000	2,554,006
5.5% 1/1/46	4,925,000	4,972,604
Series 2017 A:
5% 7/1/33	370,000	381,007
5% 7/1/38	1,030,000	1,040,565
Series 2020 B:
5% 4/15/24	45,000	45,243
5% 4/15/25	60,000	61,301
Maryland Stadium Auth. Series 2022 A:
5% 6/1/47	5,050,000	5,368,541
5% 6/1/52	1,195,000	1,262,186
Maryland Stadium Auth. Built to Learn Rev.:
Series 2021, 4% 6/1/46	3,235,000	3,084,983
Series 2022 A:
4% 6/1/35	160,000	165,098
4% 6/1/37	135,000	136,836
4% 6/1/38	145,000	145,582
4% 6/1/47	1,665,000	1,579,221
Maryland Stadium Auth. Rev.:
Series 2018 A:
5% 5/1/34	530,000	565,720
5% 5/1/42	1,710,000	1,772,000
Series 2018 B, 5% 5/1/35	1,180,000	1,256,419
Series 2020 B, 5% 5/1/47	740,000	812,195
Series 2022 C:
0% 5/1/51	1,355,000	357,459
0% 5/1/52	2,040,000	509,177
0% 5/1/53	1,010,000	238,525
0% 5/1/54	1,490,000	334,039
0% 5/1/55	925,000	196,819
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2019, 4% 6/1/33 (d)	960,000	971,120
Maryland Trans. Auth. Trans. Facility Projs. Rev. Series 2020:
4% 7/1/50	605,000	582,159
5% 7/1/40	315,000	340,323
Montgomery County Econ. Dev. Rev. Series 2018 A, 5.375% 7/1/48	915,000	744,439
Montgomery County Gen. Oblig. Series 2021 A, 2% 8/1/41	3,000,000	2,048,764
Prince Georges County Ctfs. of Prtn. Series 2021:
5% 10/1/27	1,740,000	1,874,843
5% 10/1/28	2,545,000	2,790,746
Prince Georges County Rev. Auth. Spl. Oblig. (Suitland-Naylor Road Proj.) Series 2016:
4.75% 7/1/36 (e)	245,000	245,567
5% 7/1/46 (e)	350,000	338,582
Rockville Mayor & Council Econ. Dev.:
(Ingleside at King Farm Proj.):
Series 2017 A1, 5% 11/1/31	210,000	197,170
Series 2017 A2:
5% 11/1/29	70,000	66,959
5% 11/1/31	85,000	79,807
5% 11/1/32	70,000	65,220
Series 2017 B:
4.25% 11/1/37	55,000	43,909
4.5% 11/1/43	275,000	216,117
5% 11/1/47	1,005,000	830,666
(Rfdg.-Ingleside King Farm Proj.) Series 2017:
5% 11/1/35	140,000	127,090
5% 11/1/37	315,000	280,904
5% 11/1/42	1,280,000	1,092,504
Washington County Econ. Dev. Rev. (Homewood Maryland Obligated Group Proj.) Series 2021:
4% 5/1/26	245,000	236,645
4% 5/1/27	255,000	241,807
4% 5/1/30	285,000	254,329
4% 5/1/31	155,000	135,653
4% 5/1/36	985,000	790,443
4% 5/1/42	2,010,000	1,471,492
Washington Metropolitan Area Transit Auth.:
Series 2020 A:
4% 7/15/40	180,000	181,383
5% 7/15/38	740,000	808,934
5% 7/15/39	1,625,000	1,767,198
Series 2021 A:
4% 7/15/39	1,000,000	1,013,382
5% 7/15/41	740,000	808,299
Westminster Proj. Rev.:
Series 2014 A:
5% 7/1/24	65,000	65,049
6.25% 7/1/44	510,000	511,108
Series 2014:
5.125% 7/1/34 (Pre-Refunded to 7/1/24 @ 100)	635,000	641,144
5.5% 7/1/44 (Pre-Refunded to 7/1/24 @ 100)	635,000	642,487
TOTAL MARYLAND		157,856,114
Massachusetts - 1.4%
Boston Gen. Oblig. Series 2023 A, 5% 11/1/38	935,000	1,078,297
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Series 2015 A, 5% 7/1/45	360,000	364,314
Series 2016 A, 0% 7/1/31	2,570,000	1,890,412
Series 2021 A1, 5% 7/1/34	2,640,000	3,004,954
Massachusetts Clean Wtr. Trust:
Series 2021 23A, 5% 2/1/39	1,965,000	2,168,939
Series 2023 2023:
5% 2/1/33	2,300,000	2,724,853
5% 2/1/34	1,800,000	2,127,298
5% 2/1/35	1,200,000	1,412,649
Massachusetts Commonwealth Trans. Fund Rev.:
(Rail Enhancement Prog.) Series 2021 B, 5% 6/1/37	3,900,000	4,169,469
Series 2017 A, 5% 6/1/43	1,980,000	2,060,152
Series 2021 A, 5% 6/1/51	6,265,000	6,615,895
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Series 2019 A, 5% 1/1/32	2,315,000	2,537,925
Massachusetts Dev. Fin. Agcy. Rev.:
(Lesley Univ. Proj.) Series 2016, 5% 7/1/39	255,000	256,726
(Newbridge On The Charles Proj.) Series 2017:
5% 10/1/47 (e)	1,255,000	1,123,151
5% 10/1/57 (e)	2,460,000	2,117,907
(Partners Healthcare Sys., Inc. Proj.):
Series 2017 S:
5% 7/1/30	475,000	509,158
5% 7/1/32	270,000	288,726
5% 7/1/34	510,000	544,684
Series 2017, 4% 7/1/41	1,215,000	1,188,883
(UMass Memorial Health Care Proj.) Series K, 5% 7/1/38	275,000	280,211
(Univ. of Massachusetts Health Cr., Inc. Proj.) Series 2017 L:
4% 7/1/44	680,000	602,358
5% 7/1/44	350,000	354,603
(Wentworth Institute of Technology Proj.) Series 2017:
5% 10/1/27	125,000	128,280
5% 10/1/28	125,000	128,256
5% 10/1/29	135,000	138,290
5% 10/1/30	65,000	66,499
5% 10/1/31	150,000	153,280
5% 10/1/32	155,000	158,207
5% 10/1/33	75,000	76,457
5% 10/1/46	240,000	234,726
Caregroup, Inc. Series 2015 H-1, 5% 7/1/25 (Pre-Refunded to 7/1/25 @ 100)	90,000	92,136
Series 1999 P, 5.45% 5/15/59 (Assured Guaranty Corp. Insured)	355,000	392,065
Series 2013 G, 5% 7/1/37	570,000	569,958
Series 2014 F:
5.625% 7/15/36	85,000	82,785
5.75% 7/15/43	920,000	906,640
Series 2015 D, 5% 7/1/44	145,000	145,679
Series 2015 F, 5% 8/15/30	210,000	214,296
Series 2015 O1, 5% 7/1/45	1,500,000	1,516,734
Series 2015 O2, 5% 7/1/27	300,000	308,868
Series 2015:
5% 4/15/25	30,000	30,037
5% 1/1/31	190,000	192,277
5% 5/1/41	300,000	302,538
Series 2016 A, 5.25% 1/1/42	50,000	50,660
Series 2016 B, 4% 10/1/46	165,000	141,985
Series 2016:
5% 10/1/29	120,000	124,924
5% 10/1/30	185,000	192,353
5% 7/1/31	205,000	211,301
5% 10/1/31	200,000	207,596
5% 1/1/40	530,000	543,942
5% 10/1/43	1,810,000	1,818,622
5% 7/1/46	465,000	467,607
5% 10/1/48	2,100,000	2,021,831
Series 2017 A, 5% 1/1/36	155,000	159,783
Series 2017 B:
5% 7/1/42	580,000	553,516
5% 9/1/42	2,135,000	2,212,753
Series 2017, 5% 7/1/47	60,000	59,978
Series 2018 J1, 5% 7/1/48	640,000	654,188
Series 2018:
5% 11/15/38 (e)	380,000	385,742
5% 1/1/43	85,000	85,572
5% 10/1/48	350,000	314,644
5% 10/1/54	600,000	528,285
5.125% 11/15/46 (e)	920,000	932,821
Series 2019 A:
4% 7/1/44	475,000	409,113
5% 7/1/39	395,000	393,453
5% 7/1/44	465,000	454,706
Series 2019 K:
5% 7/1/25	55,000	56,306
5% 7/1/26	70,000	72,989
5% 7/1/27	85,000	90,145
5% 7/1/31	240,000	258,747
5% 7/1/32	240,000	258,568
Series 2019:
5% 7/1/25	40,000	40,642
5% 7/1/26	25,000	25,731
5% 7/1/28	35,000	36,888
5% 7/1/29	30,000	31,831
5% 9/1/59	1,755,000	1,827,834
Series 2020 A:
4% 7/1/45	3,055,000	2,660,448
5% 10/15/29	3,530,000	4,000,739
Series 2020 C:
4% 10/1/45 (Assured Guaranty Muni. Corp. Insured)	400,000	365,732
5% 10/1/32 (Assured Guaranty Muni. Corp. Insured)	180,000	194,743
5% 10/1/33 (Assured Guaranty Muni. Corp. Insured)	110,000	118,754
Series 2021 V, 5% 7/1/55	4,180,000	4,779,169
Series 2021:
4% 9/1/48	335,000	268,250
4% 7/1/51	1,110,000	924,324
5% 7/1/41 (e)	300,000	252,693
Series 2022 B, 5% 11/15/32	2,000,000	2,378,309
Series 2022:
5% 10/1/38	1,000,000	1,118,289
5% 10/1/44	3,500,000	3,801,524
5.125% 1/1/40	105,000	93,612
5.25% 1/1/50	655,000	548,467
Series 2023 G:
4.375% 7/1/52	785,000	728,129
5.25% 7/1/52	3,450,000	3,598,684
Series BB1, 5% 10/1/46	1,205,000	1,233,290
Series J2, 5% 7/1/53	7,175,000	7,285,115
Series M:
4% 10/1/50	3,070,000	2,498,888
5% 10/1/45	2,315,000	2,262,653
Series N 2016, 5% 12/1/41	2,000,000	2,046,160
Massachusetts Edl. Fing. Auth. Rev.:
Series 2012 J:
4.7% 7/1/26 (d)	105,000	105,019
4.9% 7/1/28 (d)	110,000	110,020
Series 2016 J, 3.5% 7/1/33 (d)	1,525,000	1,460,518
Series 2016, 5% 7/1/24 (d)	990,000	996,796
Series 2018 C, 4.125% 7/1/46 (d)	2,180,000	1,861,775
Series 2019 B:
3% 7/1/35 (d)	150,000	149,862
5% 7/1/27 (d)	475,000	491,076
Series 2019 C, 3.75% 7/1/47 (d)	2,430,000	1,936,801
Series 2020 B, 2.625% 7/1/36 (d)	55,000	53,735
Series 2021 B, 2% 7/1/37 (d)	90,000	75,867
Series 2021 C, 3% 7/1/51 (d)	950,000	630,882
Series 2022 C, 4.125% 7/1/52 (d)	2,210,000	1,814,230
Massachusetts Gen. Oblig.:
Series 2004 A, 5.5% 8/1/30	1,185,000	1,373,803
Series 2016 B, 5% 7/1/24	1,100,000	1,111,878
Series 2017 A, 5% 4/1/37	550,000	576,423
Series 2017 D, 5% 7/1/25	1,500,000	1,546,787
Series 2019 A, 5% 1/1/49	705,000	736,295
Series 2019 C, 5% 5/1/49	1,205,000	1,261,634
Series 2020 C:
3% 3/1/47	2,000,000	1,574,244
3% 3/1/49	2,335,000	1,802,910
Series 2021 B, 3% 4/1/49	3,150,000	2,431,231
Series 2022 B, 3% 2/1/48	5,250,000	4,093,435
Series 2022 C, 5% 10/1/52	750,000	804,934
Series E:
5% 11/1/45	1,125,000	1,203,947
5% 11/1/50	220,000	233,458
Massachusetts Hsg. Fin. Auth.:
Series 2021 221, 3% 12/1/50	750,000	727,441
Series 2021 223, 3% 6/1/47	2,015,000	1,952,980
Massachusetts Muni. Wholesale Elec. Co. Series 2021 A, 4% 7/1/46	480,000	469,882
Massachusetts Port Auth. Rev.:
Series 2016 A:
5% 7/1/33	255,000	266,472
5% 7/1/34	130,000	135,737
5% 7/1/38	190,000	196,084
Series 2016 B, 5% 7/1/43 (d)	1,045,000	1,054,624
Series 2019 A:
5% 7/1/34 (d)	1,005,000	1,076,527
5% 7/1/35 (d)	1,000,000	1,067,566
5% 7/1/36 (d)	170,000	180,384
5% 7/1/37 (d)	835,000	879,609
5% 7/1/38 (d)	1,045,000	1,093,329
5% 7/1/39 (d)	1,700,000	1,772,392
5% 7/1/40 (d)	1,580,000	1,642,608
Series 2021 E:
5% 7/1/37 (d)	2,895,000	3,097,502
5% 7/1/41 (d)	4,915,000	5,151,131
5% 7/1/46 (d)	2,680,000	2,769,552
5% 7/1/51 (d)	6,355,000	6,523,435
Massachusetts Port Auth. Spl. Facilities Rev.:
(BOSfuel Proj.) Series 2019 A:
5% 7/1/35 (d)	105,000	111,985
5% 7/1/36 (d)	210,000	222,070
5% 7/1/37 (d)	305,000	320,204
(Bosfuel Proj.) Series 2019 A, 5% 7/1/49 (d)	1,050,000	1,066,614
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series 2015 C, 5% 8/15/31 (Pre-Refunded to 8/15/25 @ 100)	180,000	186,013
Series 2016 B, 5% 11/15/33	1,625,000	1,705,555
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 2016 C, 4% 8/1/40	2,710,000	2,708,310
Natick Gen. Oblig. Series 2018, 4% 7/15/36	500,000	511,813
Somerville Gen. Oblig. Series 2020, 2.125% 10/15/39	1,125,000	835,826
Stoneham Gen. Oblig. Series 2022:
2.25% 1/15/40	500,000	366,162
2.25% 1/15/41	3,630,000	2,612,248
Univ. of Massachusetts Bldg. Auth. Rev. Series 2017 3, 5% 11/1/36	1,895,000	2,026,216
Worcester Gen. Oblig. Series 2022, 3% 2/1/37 (Assured Guaranty Muni. Corp. Insured)	250,000	227,213
TOTAL MASSACHUSETTS		171,437,644
Michigan - 1.3%
Calhoun County Hosp. Fin. Auth. Rev. Series 2016:
5% 2/15/37	140,000	139,473
5% 2/15/41	800,000	766,887
5% 2/15/47	2,235,000	2,055,773
Detroit Downtown Dev. Auth. Tax:
Series 2018 A:
5% 7/1/43	620,000	621,416
5% 7/1/48 (Assured Guaranty Muni. Corp. Insured)	2,360,000	2,363,265
Series A, 5% 7/1/34 (Assured Guaranty Muni. Corp. Insured)	2,750,000	2,767,005
Detroit Gen. Oblig.:
Series 2018:
5% 4/1/27	235,000	242,590
5% 4/1/29	105,000	109,232
5% 4/1/30	95,000	98,705
5% 4/1/31	105,000	109,034
5% 4/1/32	120,000	124,540
5% 4/1/33	170,000	176,329
5% 4/1/37	295,000	301,342
5% 4/1/38	195,000	197,833
Series 2020:
5.5% 4/1/32	175,000	190,383
5.5% 4/1/34	95,000	103,117
5.5% 4/1/36	130,000	140,072
5.5% 4/1/38	290,000	307,034
5.5% 4/1/40	205,000	215,531
5.5% 4/1/45	145,000	150,522
5.5% 4/1/50	295,000	304,053
Series 2021 A:
5% 4/1/46	500,000	501,654
5% 4/1/50	585,000	578,376
Series 2023 C, 6% 5/1/43	1,250,000	1,374,846
Detroit School District School Bldg. and Site Impt. Series 2020 A:
5% 5/1/34	745,000	817,753
5% 5/1/36	210,000	227,649
5% 5/1/37	230,000	246,659
Detroit Svc. Learning Academy M Series 2021, 4% 7/1/41	250,000	199,159
Flint Hosp. Bldg. Auth. Rev. Series 2020:
4% 7/1/41	70,000	59,883
5% 7/1/25	30,000	30,153
5% 7/1/26	25,000	25,302
5% 7/1/27	40,000	40,806
5% 7/1/28	60,000	61,609
Gerald R. Ford Int'l. Arpt. Auth. Rev. Series 2021, 5% 1/1/51 (d)	895,000	925,516
Grand Rapids Econ. Dev. Corp. Econ. Dev. Rev. (Beacon Hill at Eastgate Proj.) Series 2017 A:
5% 11/1/32	300,000	281,285
5% 11/1/37	165,000	146,433
5% 11/1/47	390,000	314,254
5% 11/1/52	165,000	129,180
Grand Rapids Pub. Schools Series 2019, 5% 11/1/26 (Assured Guaranty Muni. Corp. Insured)	60,000	63,129
Grand Traverse County Hosp. Fin. Auth. Series 2021, 3% 7/1/51	1,625,000	1,120,621
Great Lakes Wtr. Auth. Sew Disp. Sys.:
Series 2016 C:
5% 7/1/30	135,000	140,772
5% 7/1/36	4,675,000	4,805,465
Series 2018 A:
5% 7/1/43	380,000	394,169
5% 7/1/48	1,645,000	1,689,972
Series 2022 A, 5.25% 7/1/47	3,225,000	3,498,845
Series 2023 C, 5.25% 7/1/48 (i)	1,375,000	1,518,797
Great Lakes Wtr. Auth. Wtr. Supply Sys. Rev.:
Series 2016 A, 5% 7/1/46	4,265,000	4,330,311
Series 2016 B:
5% 7/1/46	2,000,000	2,027,507
5% 7/1/46	2,725,000	2,766,728
Series 2016 C:
5% 7/1/35	650,000	672,158
5.25% 7/1/33	1,125,000	1,171,021
5.25% 7/1/35	1,300,000	1,352,239
Series 2016 D, 5% 7/1/36	670,000	690,522
Series 2022 A, 5.25% 7/1/47	3,000,000	3,254,740
Series 2022 B, 5.5% 7/1/52	3,000,000	3,218,035
Series 2023 B, 5.25% 7/1/48 (i)	2,250,000	2,485,304
Jackson County Series 2019:
4% 5/1/32 (Build America Mutual Assurance Insured)	120,000	124,427
4% 5/1/33 (Build America Mutual Assurance Insured)	125,000	129,201
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016, 5% 5/15/28	365,000	377,803
Karegnondi Wtr. Auth. Genesee, Lapeer and Sanilac Wtr. Supply Sys. Series 2014 A, 5.25% 11/1/40	2,810,000	2,810,687
Kentwood Econ. Dev. Corp.:
Series 2019, 5% 11/15/41	250,000	218,514
Series 2022:
4% 11/15/31	255,000	229,565
4% 11/15/43	365,000	268,064
Lake Orion Cmnty. School District Series 2019, 5% 5/1/24	30,000	30,213
Michigan Bldg. Auth. Rev.:
(Facilities Prog.) Series 2019 I, 4% 10/15/49	595,000	569,918
Series 2015 I:
5% 4/15/30	580,000	599,793
5% 4/15/30 (Pre-Refunded to 10/15/25 @ 100)	30,000	31,029
Series 2022 I, 4% 10/15/52	370,000	358,640
Michigan Fin. Auth. Rev.:
(Charter County of Wayne Criminal Justice Ctr. Proj.) Series 2018:
4% 11/1/48	350,000	327,304
5% 11/1/43	485,000	508,572
(College for Creative Studies Proj.) Series 2015, 5% 12/1/45	300,000	290,910
(Henry Ford Health Sys. Proj.) Series 2016, 5% 11/15/25	270,000	277,238
(Lawrence Technological Univ. Proj.) Series 2017, 5.25% 2/1/32	250,000	253,214
(Local Govt. Ln. Prog.) Series 2014 D, 5% 7/1/37 (Assured Guaranty Muni. Corp. Insured)	120,000	120,315
(Trinity Health Proj.) Series 2017, 5% 12/1/37	65,000	67,439
Bonds:
Series 2015 D1, 1.2%, tender 4/13/28 (b)	540,000	477,285
Series 2015 D2, 1.2%, tender 4/13/28 (b)	680,000	601,025
Series 2019 MI2, 5%, tender 2/1/25 (b)	45,000	45,748
Series 2014 C3, 5% 7/1/33 (Assured Guaranty Muni. Corp. Insured)	500,000	502,355
Series 2014 C7, 5% 7/1/32	620,000	623,096
Series 2014 D6, 5% 7/1/36	1,250,000	1,255,535
Series 2014 F, 4% 10/1/24	180,000	179,630
Series 2015 B, 5% 5/15/35	1,475,000	1,491,007
Series 2015 C:
5% 7/1/34	580,000	587,757
5% 7/1/35	5,280,000	5,348,204
Series 2015 D1, 5% 7/1/34	240,000	244,308
Series 2015 D2, 5% 7/1/34	1,040,000	1,054,068
Series 2015 MI, 5% 12/1/24	540,000	548,496
Series 2015, 5% 11/15/28 (Pre-Refunded to 5/15/25 @ 100)	20,000	20,519
Series 2016 MI, 4% 12/1/45	1,000,000	959,857
Series 2016:
5% 11/15/26	55,000	57,458
5% 11/15/32	270,000	279,147
5% 11/15/34	950,000	980,794
5% 11/15/37	1,030,000	1,051,804
5% 11/15/41	520,000	524,392
Series 2017 MI:
5% 12/1/30	210,000	221,916
5% 12/1/31	425,000	448,330
Series 2019 A:
3% 12/1/49	1,715,000	1,252,425
4% 2/15/44	1,500,000	1,440,821
4% 12/1/49	50,000	45,950
4% 11/15/50	1,085,000	957,892
5% 2/15/37	410,000	432,970
5% 2/15/38	590,000	616,171
5% 2/15/39	2,950,000	3,063,197
5% 12/1/41	540,000	564,092
5% 11/15/48	110,000	111,862
5% 5/15/54	6,590,000	6,664,123
Series 2020 A, 4% 6/1/49	715,000	640,409
Series 2020 B, 0% 6/1/45	1,700,000	393,554
Series 2020 B1, 5% 6/1/49	735,000	748,885
Series 2020 B2, 0% 6/1/65	10,950,000	1,042,082
Series 2020, 5% 6/1/40	30,000	31,139
Series 2021:
4% 9/1/39	425,000	400,779
4% 9/1/40	425,000	396,423
4% 9/1/41	355,000	328,142
4% 9/1/46	250,000	220,693
Series 2022 A, 5% 12/1/32	1,705,000	1,914,078
Series 2022, 5% 4/15/28	1,750,000	1,880,279
Series 2023:
5.25% 11/1/39	1,500,000	1,511,891
5.375% 11/1/43	1,000,000	1,008,352
5.5% 11/1/48	5,300,000	5,348,383
Michigan Hosp. Fin. Auth. Rev. Series 2008 C:
5% 12/1/32	175,000	186,138
5% 12/1/32 (Pre-Refunded to 12/1/27 @ 100)	20,000	21,671
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Series A, 3.5% 12/1/50	355,000	348,034
Michigan State Hsg. Dev. Auth.:
Series 2021 A, 2.45% 10/1/46	1,710,000	1,139,136
Series 2023 A, 5.15% 10/1/58	2,945,000	3,040,008
Series 2023, 3.75% 4/1/27	1,500,000	1,501,181
Michigan Strategic Fund Ltd. Oblig. Rev.:
(I-75 Impt. Proj.) Series 2018:
4.125% 6/30/35 (Assured Guaranty Muni. Corp. Insured) (d)	1,030,000	1,034,468
5% 12/31/43 (d)	1,855,000	1,872,709
5% 6/30/48 (d)	1,715,000	1,727,211
Bonds (Consumer Energy Co. Proj.) Series 2019, 1.8%, tender 10/1/24 (b)(d)	3,255,000	3,192,487
Michigan Tobacco Settlement Fin. Auth. Tobacco Settlement Asset Rev.:
Series 2007 B, 0% 6/1/52	3,830,000	437,677
Series 2008:
0% 6/1/46	10,325,000	1,232,042
0% 6/1/58	4,750,000	238,818
Michigan Trunk Line Fund Rev.:
(Rebuilding Michigan Prog.) Series 2023, 5.5% 11/15/49	6,000,000	6,804,405
Series 2021 A, 4% 11/15/44	5,375,000	5,380,630
Oakland Univ. Rev.:
Series 2016, 5% 3/1/41	50,000	50,967
Series 2019 A, 5% 3/1/31	35,000	38,094
Series 2019:
5% 3/1/32	40,000	43,406
5% 3/1/33	40,000	43,196
5% 3/1/34	45,000	48,546
5% 3/1/35	45,000	48,477
5% 3/1/36	50,000	53,583
5% 3/1/37	60,000	63,596
5% 3/1/38	85,000	89,136
5% 3/1/39	60,000	62,586
5% 3/1/40	720,000	747,879
5% 3/1/41	760,000	786,697
5% 3/1/44	1,485,000	1,525,831
5% 3/1/50	2,400,000	2,448,889
Portage Pub. Schools Series 2016:
5% 11/1/30	345,000	359,459
5% 11/1/31	305,000	316,991
5% 11/1/33	55,000	57,059
5% 11/1/36	100,000	103,322
5% 11/1/37	55,000	56,801
Univ. of Michigan Rev. Series 2020 A:
4% 4/1/45	1,060,000	1,034,881
5% 4/1/50	255,000	271,040
Warren Consolidated School District Series 2016:
5% 5/1/28	230,000	240,292
5% 5/1/29	235,000	245,237
Wayne County Arpt. Auth. Rev.:
Series 2012 A, 5% 12/1/42	305,000	305,000
Series 2014 B:
5% 12/1/39 (Build America Mutual Assurance Insured)	130,000	130,866
5% 12/1/44	525,000	527,183
Series 2014 C:
5% 12/1/39 (d)	100,000	100,147
5% 12/1/44 (d)	215,000	215,275
Series 2015 D:
5% 12/1/30	75,000	76,744
5% 12/1/31	130,000	132,985
5% 12/1/40 (Assured Guaranty Muni. Corp. Insured)	1,515,000	1,534,026
Series 2015 G:
5% 12/1/28 (d)	670,000	679,865
5% 12/1/31	85,000	86,952
5% 12/1/32	85,000	86,929
5% 12/1/33	110,000	112,459
Series 2015, 5% 12/1/29	90,000	92,117
Series 2017 A:
4% 12/1/33 (Assured Guaranty Muni. Corp. Insured)	180,000	183,504
4% 12/1/34 (Assured Guaranty Muni. Corp. Insured)	150,000	152,666
4% 12/1/35 (Assured Guaranty Muni. Corp. Insured)	145,000	147,111
4% 12/1/36 (Assured Guaranty Muni. Corp. Insured)	150,000	151,446
5% 12/1/28	35,000	37,382
5% 12/1/29	30,000	31,878
5% 12/1/30	40,000	42,451
5% 12/1/31	45,000	47,732
5% 12/1/32	45,000	47,708
5% 12/1/33	20,000	21,244
5% 12/1/34	85,000	90,138
5% 12/1/35	80,000	84,571
5% 12/1/37	30,000	31,374
5% 12/1/37	70,000	73,021
Series 2017 B:
5% 12/1/29 (d)	75,000	78,127
5% 12/1/30 (d)	85,000	88,180
5% 12/1/31 (d)	100,000	103,499
5% 12/1/32 (d)	65,000	67,923
5% 12/1/32 (d)	80,000	82,758
5% 12/1/34 (d)	75,000	78,194
5% 12/1/35 (d)	80,000	83,148
5% 12/1/37 (d)	100,000	102,823
5% 12/1/42 (d)	120,000	122,645
Series 2017 C, 5% 12/1/28	60,000	64,270
Series 2018 B, 5% 12/1/48 (d)	705,000	715,901
Series 2018 D, 5% 12/1/29 (d)	565,000	603,167
Wayne County Arpt. Rev. Series 2017 C, 5% 12/1/37 (Assured Guaranty Muni. Corp. Insured) (d)(e)	2,950,000	3,033,272
TOTAL MICHIGAN		156,094,418
Minnesota - 0.4%
Apple Valley Sr. Living (Minnesota Sr. Living LLC Proj.):
Series 2016 B, 5% 1/1/47	565,000	327,728
Series 2016 D, 7.25% 1/1/52	610,000	379,870
City of White Bear Lake (YMCA of Greater Twin Cities Proj.) Series 2018, 5% 6/1/27	30,000	31,196
Deephaven Charter School Lease Rev. Series 2017 A:
5% 10/1/37	70,000	63,787
5% 10/1/49	140,000	115,840
Duluth Econ. Dev. Auth. Series 2021 A:
4% 7/1/31	215,000	190,084
4% 7/1/36	355,000	286,933
4% 7/1/41	145,000	106,975
Duluth Econ. Dev. Auth. Health Care Facilities Rev.:
Series 2018 A:
4.25% 2/15/43	595,000	574,414
4.25% 2/15/48	700,000	660,702
5% 2/15/43	570,000	578,334
5% 2/15/48	1,075,000	1,082,682
5% 2/15/53	900,000	900,999
5% 2/15/58	660,000	653,726
5.25% 2/15/53	1,775,000	1,793,590
Series 2018, 5.25% 2/15/58	250,000	251,491
Series 2022 B, 5.25% 6/15/52	250,000	247,234
Duluth Independent School District #709 Ctfs. of Prtn.:
Series 2019 A, 4.2% 3/1/34	65,000	62,480
Series 2019 B, 5% 2/1/25	50,000	51,037
Elk River Independent School District #728 Series 2020 A:
2.25% 2/1/36	750,000	625,349
2.5% 2/1/38	1,735,000	1,412,241
Ham Lake Minn Charter School Leas Series 2016 A, 5% 11/1/47	250,000	221,877
Maple Grove Health Care Sys. Rev.:
Series 2015:
5% 9/1/27	70,000	71,503
5% 9/1/29	345,000	351,529
Series 2017:
5% 5/1/24	65,000	65,301
5% 5/1/25	100,000	101,474
Metropolitan Council Gen. Oblig. Rev.:
Series 2019 A, 3% 3/1/29	900,000	897,731
Series 2021 B, 5% 12/1/23	1,115,000	1,115,000
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Allina Health Sys. Proj.) Series 2017 A, 5% 11/15/25	75,000	77,496
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Series 2014 A, 5% 1/1/24	1,550,000	1,551,659
Series 2016 C:
5% 1/1/41	530,000	550,291
5% 1/1/46	640,000	659,363
Series 2022 B:
5% 1/1/28 (d)	630,000	665,012
5% 1/1/35 (d)	645,000	704,653
5% 1/1/37 (d)	1,580,000	1,697,103
Minneapolis Taxable Charter Schools Lease Rev. (Twin cities Int'l. Schools Proj.) Series 2017 A, 5% 12/1/47 (e)	300,000	271,633
Minnesota Gen. Oblig. Series 2023 B, 5% 8/1/26	1,730,000	1,828,503
Minnesota Higher Ed. Facilities Auth. Rev.:
Series 2016 A, 5% 5/1/46	95,000	83,797
Series 2018 A:
5% 10/1/29	55,000	58,315
5% 10/1/30	90,000	95,266
5% 10/1/32	40,000	42,216
5% 10/1/33	50,000	52,687
5% 10/1/45	260,000	260,606
Minnesota Hsg. Fin. Agcy.:
Series 2015 A, 4% 1/1/41 (d)	20,000	19,951
Series 2021 D, 3% 1/1/52	1,325,000	1,275,945
Series 2021, 3% 7/1/51	1,280,000	1,236,383
Series 2023 E, 6.25% 7/1/54	1,000,000	1,091,296
Series 2023 F, 5.75% 7/1/53	475,000	505,526
Series B, 4% 8/1/41	75,000	73,331
Series D:
4% 8/1/38	135,000	135,145
4% 8/1/40	145,000	140,381
4% 8/1/41	95,000	92,885
4% 8/1/43	110,000	104,513
Minnesota Muni. Gas Agcy. Rev. Series 2022 A, 4% 12/1/26	570,000	573,418
Minnesota Office of Higher Ed. Series 2020, 2.65% 11/1/38 (d)	485,000	420,951
Moorhead Edl. Facilities Rev. (The Concordia College Corp. Proj.) Series 2016, 5% 12/1/25	110,000	110,710
Moorhead ISD No. 152 (MN School District Cr. Enhancement Prog.) Series 2020 A, 2.5% 2/1/38	1,780,000	1,409,069
Rochester Health Cr.&Hsg. Rev. Series 2013 A, 6.875% 12/1/48	290,000	279,142
Rochester Health Care Facilities Rev. Series 2022:
4% 11/15/39	2,000,000	2,023,611
5% 11/15/57	1,260,000	1,359,046
Saint Cloud Health Care Rev. Series 2019:
4% 5/1/49	230,000	213,693
5% 5/1/48	285,000	293,228
Sauk Rapids Minn Independent School District # 47 Series 2020 A, 2.375% 2/1/36	2,720,000	2,327,004
Shakopee Sr. Hsg. Rev. Bonds Series 2018, 5.85%, tender 11/1/25 (b)(e)	1,070,000	1,032,475
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev. Series 2015 A, 5% 7/1/29	145,000	147,536
West Saint Paul Independent School District #197 (Minnesota School District Cr. Enhancement Prog.) Series 2018 A:
3.6% 2/1/37	645,000	632,666
3.65% 2/1/38	675,000	646,396
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply Rev. Series 2014 A, 5% 1/1/46 (Pre-Refunded to 1/1/24 @ 100)	1,920,000	1,921,981
White Bear Lake Independent School District #624 Gen. Oblig. Series 2020 A:
2.5% 2/1/39	1,345,000	1,076,093
3% 2/1/43	750,000	616,720
Woodbury Charter School Lease Rev. (Woodbury Leadership Academy Proj.) Series 2021 A:
4% 7/1/41	120,000	92,836
4% 7/1/51	95,000	66,205
4% 7/1/56	80,000	53,931
TOTAL MINNESOTA		41,791,774
Mississippi - 0.2%
Med. Ctr. Edl. Bld Corp. Rev. Series 2023 A:
4% 6/1/48	2,820,000	2,669,791
4% 6/1/53	2,145,000	1,999,979
Mississippi Bus. Fin. Corp. Rev. (Sys. Energy Resources, Inc. Proj.) Series 2021, 2.375% 6/1/44	300,000	175,815
Mississippi Bus. finance Corp. Exempt Facilities Rev. Bonds (Enviva, Inc. Proj.) Series 2022, 7.75%, tender 7/15/32 (b)(d)	7,500,000	4,150,391
Mississippi Dev. Bank Series 2010 A, 5.25% 1/1/34	520,000	593,412
Mississippi Dev. Bank Spl. Oblig.:
(City of Jackson, Mississippi Wtr. And Swr. Sys. Rev. Bond Proj.) Series 2013:
6.75% 12/1/30 (Assured Guaranty Muni. Corp. Insured)	240,000	240,833
6.875% 12/1/40 (Assured Guaranty Muni. Corp. Insured)	105,000	105,357
(Jackson, Mississippi Sales Tax Rev. Infrastructure Proj.):
Series 2019 A, 5% 9/1/26	210,000	214,906
Series 2020, 5% 9/1/25	85,000	86,193
(Vicksburg Warren School District Gen. Oblig. Bond Proj.) Series 2019, 5% 3/1/48	850,000	862,879
Mississippi Gen. Oblig. Series 2016 B:
5% 12/1/32 (Pre-Refunded to 12/1/26 @ 100)	530,000	564,085
5% 12/1/33 (Pre-Refunded to 12/1/26 @ 100)	530,000	564,085
5% 12/1/34 (Pre-Refunded to 12/1/26 @ 100)	1,065,000	1,133,492
Mississippi Home Corp.:
Series 2018 A, 4% 12/1/44	215,000	213,886
Series 2021 B:
3% 6/1/51	1,835,000	1,772,067
5% 6/1/27	510,000	540,963
5% 6/1/28	40,000	42,942
Mississippi Hosp. Equip. & Facilities Auth.:
(Forest County Gen. Hosp. Rfdg. Proj.) Series 2019 A:
4% 1/1/36	180,000	179,520
4% 1/1/37	160,000	157,119
4% 1/1/39	160,000	151,978
4% 1/1/40	90,000	84,376
Bonds Series II, 5%, tender 3/1/27 (b)	40,000	41,568
Series 2016 A, 5% 9/1/46	405,000	405,436
Series 2020 IV, 5% 10/1/35	255,000	271,587
Series I:
5% 10/1/24	35,000	35,382
5% 10/1/26	40,000	41,649
5% 10/1/28	65,000	69,490
Series IV, 5% 10/1/39	180,000	185,382
Univ. of Southern Mississippi Edl. Bldg. Corp. Rev. (Facilities Refing. Proj.) Series 2015 A, 5% 3/1/28	230,000	234,232
TOTAL MISSISSIPPI		17,788,795
Missouri - 0.6%
Cape Girardeau County Indl. Dev. Auth.:
(Southeast Hosp. Proj.) Series 2017 A:
5% 3/1/30	85,000	87,175
5% 3/1/31	200,000	204,724
5% 3/1/36	390,000	395,873
Series 2017 A, 5% 3/1/29	80,000	82,180
Series 2021, 4% 3/1/46	240,000	199,659
Conley Road Trans. Dev. District Series 2017, 5.375% 5/1/47	245,000	245,087
Hanley Road Corridor Trans. Dev. District Series 2020, 2% 10/1/39	90,000	88,419
Jackson County Spl. Oblig. Series 2023 A, 5.25% 12/1/58	3,750,000	4,034,270
Kansas City Indl. Dev. Auth.:
(Kansas City Int'l. Arpt. Term. Modernization Proj.) Series 2019 B:
5% 3/1/37 (d)	1,085,000	1,120,526
5% 3/1/38 (d)	355,000	364,284
5% 3/1/46 (d)	3,170,000	3,202,574
5% 3/1/54 (d)	705,000	710,496
5% 3/1/55 (Assured Guaranty Muni. Corp. Insured) (d)	1,210,000	1,222,781
(Kansas City Int'l. Arpt. Term. modernization Proj.) Series 2020 A, 4% 3/1/50 (Assured Guaranty Muni. Corp. Insured) (d)	350,000	314,329
(Kansas City Int'l. Arpt. Term. Modernization Proj.) Series 2020 A:
4% 3/1/57 (Assured Guaranty Muni. Corp. Insured) (d)	2,635,000	2,298,933
5% 3/1/57 (Assured Guaranty Muni. Corp. Insured) (d)	3,220,000	3,271,803
Kansas City Land Clearance for Redev. Auth. Series 2018 B, 5% 2/1/40 (e)	300,000	238,021
Kansas City San. Swr. Sys. Rev. Series 2018 B:
5% 1/1/26	15,000	15,626
5% 1/1/28	30,000	32,653
5% 1/1/33	25,000	27,086
Kansas City Wtr. Rev. Series 2020 A:
4% 12/1/32	45,000	47,628
4% 12/1/34	25,000	26,262
4% 12/1/36	45,000	46,363
4% 12/1/37	30,000	30,580
4% 12/1/39	70,000	70,696
4% 12/1/40	30,000	30,264
5% 12/1/28	35,000	38,682
5% 12/1/29	20,000	22,479
5% 12/1/30	40,000	45,752
5% 12/1/35	40,000	45,648
Kirkwood Indl. Dev. Retirement Commission Series 2017 A:
5.25% 5/15/37	280,000	233,870
5.25% 5/15/42	240,000	188,712
5.25% 5/15/50	565,000	415,072
Maryland Heights Indl. Dev. Auth. Rev. (Saint Louis Cmnty. Ice Ctr. Proj.) Series 2018 A, 5% 3/15/49	250,000	202,440
Missouri Dev. Fin. Board Infrastructure Facilities Rev.:
(City of Independence, Missouri - Crackerneck Creek Proj.) Series 2021:
4% 3/1/37	80,000	74,339
4% 3/1/41	100,000	87,991
Series 2021:
4% 3/1/36	255,000	243,010
4% 3/1/51	290,000	236,627
Missouri Health & Edl. Facilities Auth. Rev.:
(Lutheran Sr. Svcs. Proj.) Series 2016 B, 5% 2/1/46	915,000	838,132
(Lutheran Sr. Svcs. Projs.):
Series 2016 B, 5% 2/1/35	155,000	153,293
Series 2021, 4% 2/1/42	250,000	207,260
Series 2019 A, 5% 2/1/42	675,000	636,497
Missouri Health & Edl. Facilities Rev.:
(Maryville Univ. of Saint Louis Proj.) Series 2019 A, 5% 6/15/45	250,000	251,170
Bonds Series 2018 A, 4%, tender 1/1/48 (b)	1,555,000	1,443,898
Series 2015 B:
3.125% 2/1/27	140,000	139,097
3.25% 2/1/28	140,000	139,417
5% 2/1/29	150,000	153,215
5% 2/1/31	315,000	321,226
5% 2/1/33	350,000	356,199
5% 2/1/34	175,000	178,205
5% 2/1/36	395,000	401,687
Series 2018 A:
4% 11/15/48	1,060,000	984,286
5% 6/1/30	1,065,000	1,145,667
5% 6/1/31	675,000	725,338
Series 2019 A:
4% 2/15/44	490,000	450,749
4% 10/1/48	425,000	405,340
4% 2/15/49	1,065,000	969,536
4% 2/15/54	970,000	865,556
5% 10/1/46	265,000	277,115
Series 2020, 4% 6/1/53	3,150,000	2,869,275
Series 2023:
5% 12/1/52	1,400,000	1,464,347
5.5% 12/1/48	4,505,000	4,925,289
Missouri Hsg. Dev. Commission Single Family Mtg. Rev.:
(First Place Homeownership Ln. Prog.):
Series 2018 A, 4.25% 5/1/49	605,000	603,394
Series 2019 A, 4.25% 5/1/47	500,000	499,038
Series 2023 E, 6.5% 5/1/54 (i)	1,250,000	1,400,087
Series 2015 A, 3.75% 5/1/38	35,000	34,741
Series 2019, 4% 5/1/50	105,000	104,219
Series 2021 A, 3% 5/1/52	2,790,000	2,682,822
Missouri Joint Muni. Elec. Util. Commission Pwr. Proj. Rev.:
(Iatan 2 Proj.) Series 2014 A, 5% 1/1/33	590,000	590,631
(Plum Point Proj.) Series 2014 A, 5% 1/1/33	1,475,000	1,491,473
Park Hill School District (Missouri Direct Deposit Prog.) Series 2017, 3.3% 3/1/35	2,015,000	1,910,345
Plaza at Noah's Ark Cmnty. Impt. District Series 2021:
3% 5/1/30	65,000	57,932
3.125% 5/1/35	45,000	37,176
Poplar Bluff Reg'l. Transn De Series 2023 B, 4% 12/1/37	295,000	284,442
Saint Louis Arpt. Rev.:
Series 2019 A:
5% 7/1/44	80,000	83,005
5% 7/1/49	65,000	66,928
Series 2019 C, 5% 7/1/27	155,000	165,517
Series A, 5.25% 7/1/26 (Assured Guaranty Muni. Corp. Insured)	350,000	370,022
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev.:
Series 2015 A:
5% 12/1/35	280,000	260,376
5.125% 12/1/45	545,000	471,657
Series 2017, 5% 9/1/48	2,140,000	1,807,520
Series 2018 A:
5% 9/1/38	890,000	816,699
5.125% 9/1/48	3,085,000	2,653,980
5.25% 9/1/53	3,485,000	2,980,087
Saint Louis Muni. Fin. Corp. Leasehold Rev. (Convention Ctr. Expansion And Impt. Projs.) Series 2020, 5% 10/1/49 (Assured Guaranty Muni. Corp. Insured)	635,000	656,095
St Louis Indl. Dev. Auth. Dev. Fing. Rev. (Ballpark Village Dev. Proj.) Series 2017 A:
3.875% 11/15/29	165,000	142,972
4.375% 11/15/35	710,000	562,376
4.75% 11/15/47	1,045,000	756,128
St Louis Land Clearance Redev. Auth. Annual Appropriation Redev. Rev.:
(Nat'l. Geospatial-Intelligence Agcy. Offsite Neighborhood Impts. Proj.) Series 2022 C, 5% 6/1/41	1,750,000	1,755,666
(Nat'l. Geospatial-Intelligence Agcy. Site Impt. Proj.) Series 2017 A:
5.125% 6/1/46	730,000	730,808
5.375% 6/1/43	2,060,000	2,085,482
St. Louis County Indl. Dev. Auth. Health Facilities Rev. Series 2015 A:
5% 8/15/30	165,000	155,560
5% 8/15/35	95,000	84,950
5.125% 8/15/45	295,000	242,333
Taney County Indl. Dev. Auth. Sa (Big Cedar Infrastructure project) Series 2023, 6% 10/1/49 (e)	775,000	752,175
The Indl. Dev. Auth. of Hannibal (Hannibal Reg'l. Healthcare Sys. Proj.) Series 2017:
5% 10/1/42	190,000	191,685
5% 10/1/47	120,000	120,147
Wentzville Scd # R 04 (Missouri Direct Deposit Prog.) Series 2020, 1.875% 3/1/40	1,800,000	1,220,473
TOTAL MISSOURI		69,373,649
Montana - 0.1%
Forsyth Poll. Cont. Rev. (Northwestern Corp. Colstrip Proj.) Series 2023, 3.875% 7/1/28	560,000	562,802
Gallatin County Indl. Dev. Rev. (Bozeman Fiber Proj.) Series 2021 A, 4% 10/15/51 (e)	250,000	178,454
Kalispell Hsg. and Healthcare Facilities Rev. (Immanuel Lutheran Corp. Proj.) Series 2017 A:
5.25% 5/15/37	95,000	82,912
5.25% 5/15/47	1,020,000	802,072
5.25% 5/15/52	1,060,000	810,218
Montana Board Hsg. Single Family:
Series 2017 B, 4% 12/1/48 (d)	45,000	44,849
Series 2019 B, 4% 6/1/50	75,000	74,508
Series 2020 B, 4% 12/1/50	725,000	719,658
Series 2023, 6.25% 6/1/54 (i)	1,000,000	1,090,050
Montana Board of Hsg. Series 2014 A2, 3% 12/1/43 (d)	30,000	29,921
Montana Board of Regents Higher Ed. Rev. Series 2022, 5.25% 11/15/52	3,800,000	4,102,249
Montana Facility Fin. Auth.:
Series 2018 B, 5% 7/1/48	300,000	299,179
Series 2018, 5% 6/1/48	1,000,000	1,019,887
Series 2021 A, 3% 6/1/50	1,750,000	1,239,030
Yellowstone County School District # 26 Series 2018:
5% 7/1/29	250,000	272,303
5% 7/1/30	500,000	543,047
5% 7/1/31	750,000	812,414
5% 7/1/32	750,000	809,945
TOTAL MONTANA		13,493,498
Nebraska - 0.3%
Central Plains Energy Proj. Rev.:
(Proj. No. 3) Series 2017 A, 5% 9/1/30	490,000	514,731
Bonds:
(Proj. No. 4):
Series 2018 A, 5%, tender 12/28/23 (b)	5,500,000	5,514,432
Series 2023 A1, 5%, tender 11/1/29 (b)	6,950,000	7,238,199
Series 2019, 4%, tender 8/1/25 (b)	5,775,000	5,773,508
Series 2022 1, 5%, tender 10/1/29 (b)	4,255,000	4,378,444
Series 2017 A:
5% 9/1/31	345,000	363,103
5% 9/1/34	180,000	192,056
5% 9/1/36	690,000	719,077
Douglas County Hosp. Auth. #2 Health Facilities Rev.:
Series 2020 A:
4% 11/15/39	290,000	281,548
4% 11/15/50	240,000	215,575
Series 2020, 4% 11/15/37	255,000	252,638
Douglas County Neb Edl. Facilities Rev.:
(Creighton Univ. Proj.) Series 2017:
4% 7/1/34	120,000	122,008
5% 7/1/36	85,000	88,632
(Creighton Univ. Projs.):
Series 2017, 4% 7/1/33	45,000	45,947
Series 2021 A, 3% 7/1/51	785,000	552,251
Douglas County School District #1 Series 2021, 1.75% 12/15/37	1,000,000	714,848
Lincoln Elec. Sys. Rev. Series 2018:
5% 9/1/31	110,000	116,802
5% 9/1/32	210,000	222,824
5% 9/1/33	125,000	132,398
Metropolitan Util. District Omaha N Series 2015, 3.4% 12/1/30	1,260,000	1,232,011
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Series 2014 A, 4% 9/1/44	50,000	49,831
Series 2018 C, 4% 9/1/48	110,000	109,432
Series 2019 B, 4% 9/1/49 (d)	260,000	256,804
Series 2019 E, 3.75% 9/1/49 (d)	250,000	246,333
Series 2020 A, 3.5% 9/1/50	65,000	63,678
Nebraska Pub. Pwr. District Rev.:
Series 2016 A:
5% 1/1/32	95,000	97,930
5% 1/1/34	55,000	56,585
Series 2016 B:
5% 1/1/32	280,000	288,636
5% 1/1/37	300,000	307,075
5% 1/1/40	140,000	142,629
Series 2016 D, 5% 1/1/46	965,000	981,584
Omaha Arpt. Auth. Arpt. Rev. Series 2017 A:
5% 12/15/25 (d)	25,000	25,650
5% 12/15/25 (Escrowed to Maturity) (d)	25,000	25,870
5% 12/15/26 (d)	95,000	99,193
5% 12/15/26 (Escrowed to Maturity) (d)	80,000	84,492
5% 12/15/27 (d)	65,000	67,715
5% 12/15/27 (Pre-Refunded to 12/15/26 @ 100) (d)	55,000	58,088
5% 12/15/30 (d)	105,000	108,156
5% 12/15/30 (Pre-Refunded to 12/15/26 @ 100) (d)	80,000	84,492
5% 12/15/31 (d)	55,000	56,487
5% 12/15/31 (Pre-Refunded to 12/15/26 @ 100) (d)	40,000	42,246
5% 12/15/33 (d)	55,000	56,121
5% 12/15/33 (Pre-Refunded to 12/15/26 @ 100) (d)	45,000	47,527
5% 12/15/35 (d)	135,000	136,886
5% 12/15/35 (Pre-Refunded to 12/15/26 @ 100) (d)	110,000	116,176
5% 12/15/36 (d)	35,000	35,477
5% 12/15/36 (Pre-Refunded to 12/15/26 @ 100) (d)	25,000	26,404
Omaha Pub. Pwr. District Elec. Rev.:
Series 2021 B, 4% 2/1/46	2,000,000	1,977,075
Series 2022 A:
5% 2/1/47	3,500,000	3,779,111
5.25% 2/1/52	1,050,000	1,145,593
Sarpy County Nebraska Series 2021, 1.75% 6/1/37	2,770,000	2,007,460
TOTAL NEBRASKA		41,251,768
Nevada - 0.4%
Carson City Hosp. Rev. (Carson Tahoe Hosp. Proj.) Series 2017:
5% 9/1/37	150,000	151,427
5% 9/1/42	370,000	372,425
Clark County Arpt. Rev.:
Series 2014 A2, 5% 7/1/30	370,000	372,846
Series 2019 A, 5% 7/1/26	1,445,000	1,520,603
Series 2021 B, 5% 7/1/26 (d)	2,290,000	2,367,171
Clark County Fuel Tax:
Series 2018 A, 5% 5/1/48	4,820,000	4,976,769
Series 2018, 4% 7/1/44	1,415,000	1,393,694
Clark County Hwy. Impt. Rev. Series 2022, 4% 7/1/40 (Assured Guaranty Muni. Corp. Insured)	3,500,000	3,489,528
Clark County School District:
Series 2017 A:
5% 6/15/24	15,000	15,133
5% 6/15/26	15,000	15,713
Series 2020 A:
4% 6/15/37 (Assured Guaranty Muni. Corp. Insured)	190,000	192,980
4% 6/15/39 (Assured Guaranty Muni. Corp. Insured)	420,000	422,909
Series 2021 B, 3% 6/15/36	2,275,000	2,029,358
Director of the State of Nevada Dept. of Bus. & Industry Charter School Lease Rev.:
Series 2015 A:
5% 12/15/35 (e)	130,000	127,239
5.125% 12/15/45 (e)	160,000	145,550
Series 2018 A:
5% 12/15/38 (e)	270,000	255,780
5% 12/15/48 (e)	1,015,000	891,466
Henderson Pub. Impt. Trust Touro College & Univ. Sys. Obligated Group Rev. Series 2014 A:
5.5% 1/1/34 (Pre-Refunded to 7/1/24 @ 100)	245,000	248,029
5.5% 1/1/39 (Pre-Refunded to 7/1/24 @ 100)	370,000	374,574
5.5% 1/1/44 (Pre-Refunded to 7/1/24 @ 100)	525,000	531,491
Las Vegas Convention & Visitors Auth.:
Series 2018 B:
4% 7/1/49	5,500,000	5,185,501
5% 7/1/43	4,580,000	4,764,337
Series 2019 B, 5% 7/1/33	620,000	678,483
Series 2022 B, 5.25% 7/1/49	1,060,000	1,140,722
Las Vegas Nev Spl. Impt. District # Series 2023, 5.5% 6/1/38	400,000	406,201
Las Vegas Redev. Agcy., Tax Increment Rev. Series 2016:
5% 6/15/30	60,000	61,633
5% 6/15/40	1,580,000	1,599,244
5% 6/15/45	1,870,000	1,883,051
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig.:
Series 2015, 5% 6/1/33	1,400,000	1,422,713
Series 2016 A, 5% 6/1/46	2,000,000	2,047,182
Nevada Dept. of Bus. & Industry Bonds (Brightline West Passenger Rail Proj.) Series 2023 A3, 8.125%, tender 8/15/24 (b)(d)(e)	1,000,000	1,012,820
Nevada Hsg. Division Single Family Mtg. Rev.:
Series 2019 A, 4% 4/1/49	95,000	94,440
Series 2019 B, 4% 10/1/49	195,000	193,857
Series 2021 A, 3% 4/1/51	560,000	539,499
Series 2021 B, 3% 10/1/51	6,075,000	5,813,202
Reno Cap. Impt. Rev. Series 2019 A1, 4% 6/1/46 (Assured Guaranty Muni. Corp. Insured)	250,000	228,790
Reno Sales Tax Rev.:
(Retrac-Reno Trans. Rail Access Corridor Proj.) Series 2018 A:
5% 6/1/36	35,000	36,964
5% 6/1/37	70,000	73,394
5% 6/1/48	70,000	71,124
(ReTRAC-Reno Trans. Rail Access Corridor Proj.) Series 2018 B, 4% 6/1/48 (Assured Guaranty Muni. Corp. Insured)	95,000	85,048
(Retrac-Reno Trans. Rail Access Corridor Proj.):
Series 2018 B:
4.125% 6/1/58 (Assured Guaranty Muni. Corp. Insured)	120,000	106,960
5% 6/1/33 (Assured Guaranty Muni. Corp. Insured)	25,000	26,823
5% 6/1/38 (Assured Guaranty Muni. Corp. Insured)	15,000	15,746
Series 2018 C, 0% 7/1/58 (e)	4,000,000	495,551
Tahoe-Douglas Visitors Auth. Series 2020:
5% 7/1/45	250,000	244,073
5% 7/1/51	170,000	163,565
TOTAL NEVADA		48,285,608
New Hampshire - 0.5%
Nat'l. Fin. Auth. Hosp. Rev. (St. Luke's Univ. Health Network Proj.) Series 2021 B:
3% 8/15/51 (Assured Guaranty Muni. Corp. Insured)	1,755,000	1,207,897
5% 8/15/26	465,000	481,501
Nat'l. Fin. Auth. Rev.:
(Covanta Proj.) Series 2018 B, 4.625% 11/1/42 (e)	470,000	370,529
(Presbyterian Sr. Living Proj.) Series 2023 A, 5.25% 7/1/48	290,000	278,769
(The Lawrenceville School Proj.) Series 2021 A, 4% 7/1/51	2,140,000	2,034,900
(The Vista Proj.) Series 2019 A:
5.25% 7/1/39 (e)	220,000	194,286
5.625% 7/1/46 (e)	125,000	109,598
5.75% 7/1/54 (e)	310,000	269,019
Bonds Series 2020 B, 3.75%, tender 7/2/40 (b)(d)(e)	1,195,000	883,238
Nat'l. Fin. Auth. Solid Bonds (Waste Mgmt., Inc. Proj.):
Series 2019 A2, 2.15%, tender 7/1/24 (b)(d)	600,000	592,575
Series 2019 A3, 2.15%, tender 7/1/24 (b)(d)	965,000	953,058
Nat'l. Fin. Auth. Sr. Living Rev. (Springpoint Sr. Living Proj.) Series 2021, 4% 1/1/41	225,000	181,259
Nat'l. Finacial Auththority N H Lease Re (NCCD - UNR Properties LLC - Univ. of Navada, Reno Proj.) Series 2023 A, 5.25% 6/1/51	930,000	1,004,175
Nat'l. Finnance Auth.:
Series 2020 1, 4.125% 1/20/34	5,363,960	5,162,480
Series 2022 1, 4.375% 9/20/36	2,579,956	2,521,215
Series 2023 2A, 3.875% 1/20/38	8,915,950	8,295,347
New Hampshire Health & Ed. Facilities Auth.:
(Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A:
5% 8/1/28	150,000	158,776
5% 8/1/29	130,000	137,485
5% 8/1/30	120,000	126,877
(Dartmouth-Hitchcock Oblgtd Grp Proj.):
Series 2018 A:
5% 8/1/31	75,000	79,255
5% 8/1/32	15,000	15,849
5% 8/1/34	190,000	200,477
5% 8/1/36	110,000	115,213
5% 8/1/37	135,000	140,492
Series 2018, 5% 8/1/35	155,000	163,204
(Partners Healthcare Sys., Inc. Proj.) Series 2017:
5% 7/1/30	310,000	332,293
5% 7/1/32	465,000	497,251
5% 7/1/33	425,000	454,136
5% 7/1/34	650,000	694,206
5% 7/1/35	680,000	724,504
5% 7/1/36	715,000	757,893
5% 7/1/37	630,000	664,036
5% 7/1/41	115,000	119,811
Series 2017 A:
6.125% (e)(j)	200,349	12,021
6.125% (e)(j)	492,524	29,551
6.25% (e)(j)	300,523	18,031
Series 2017:
5% 7/1/36	65,000	65,794
5% 7/1/44	1,855,000	1,704,128
Series 2023 B, 5% 11/1/43 (d)	1,665,000	1,745,675
New Hampshire Health & Ed. Facilities Auth. Rev.:
Series 2012:
4% 7/1/32	385,000	380,043
5% 7/1/24	120,000	120,097
5% 7/1/25	145,000	145,127
5% 7/1/27	60,000	60,011
Series 2016:
4% 10/1/38	360,000	335,513
5% 10/1/24	260,000	262,666
5% 10/1/25	255,000	261,693
5% 10/1/28	170,000	175,108
5% 10/1/29	810,000	831,370
5% 10/1/31	630,000	642,370
5% 10/1/32	290,000	294,801
5% 10/1/33	490,000	497,889
5% 10/1/36	115,000	113,175
5% 10/1/38	1,120,000	1,134,111
5% 10/1/40	545,000	518,168
5% 10/1/46	860,000	783,599
New Hampshire Nat'l. Fin. Auth. Series 2022 2, 4% 10/20/36	10,111,822	9,586,923
New Hampshire State Hsg. Fin. Rev. Series 2023 D, 6.5% 7/1/55 (i)	7,500,000	8,254,947
Portsmouth Tan Series 2021, 1.75% 4/1/36	1,345,000	1,045,218
TOTAL NEW HAMPSHIRE		58,939,633
New Jersey - 3.4%
Atlantic City Gen. Oblig.:
Series 2017 A, 5% 3/1/32	1,050,000	1,103,728
Series 2017 B:
5% 3/1/32	750,000	788,377
5% 3/1/37	355,000	367,153
Atlantic County Impt. Auth.:
(Atlantic City Campus Phase II Proj.) Series 2021 A, 4% 7/1/47 (Assured Guaranty Muni. Corp. Insured)	810,000	768,816
(Atlantic City Campus Proj.) Series 2016 A:
5% 7/1/28 (Assured Guaranty Muni. Corp. Insured)	125,000	131,071
5% 7/1/30 (Assured Guaranty Muni. Corp. Insured)	305,000	318,086
5% 7/1/32 (Assured Guaranty Muni. Corp. Insured)	150,000	155,597
5% 7/1/33 (Assured Guaranty Muni. Corp. Insured)	160,000	166,089
Camden County Impt. Auth. (KIPP Cooper Norcross Academy 2022 Proj.) Series 2022:
6% 6/15/42	60,000	65,290
6% 6/15/47	165,000	177,587
6% 6/15/52	155,000	165,931
6% 6/15/62	510,000	542,759
Camden County Impt. Auth. Charter School Rev. (Camden Prep High School Proj.) Series 2022:
5% 7/15/52 (e)	435,000	416,745
5% 7/15/62 (e)	480,000	450,561
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A, 5% 2/15/26 (Pre-Refunded to 2/15/24 @ 100)	65,000	65,205
Edison Township Gen. Oblig. Series 2021, 2% 3/15/36	950,000	741,494
Essex County Impt. Auth. (CHF-Newark, L.L.C. - NJIT Student Hsg. Proj.) Series 2021 A, 4% 8/1/46	355,000	339,936
Essex County Impt. Auth. Charter School Rev.:
(North Star Academy Charter School of Newark, Inc. - 2020 Proj.) Series 2020, 4% 7/15/60 (e)	250,000	202,202
(North Star Academy Charter School of Newark, INC. - 2020 Proj.) Series 2020, 4% 7/15/50 (e)	300,000	253,455
(North Star Academy Charter School of Newark, New Jersey Hazelwood & Broad Proj.) Series 2020 A, 4% 8/1/60 (e)	250,000	202,180
(The Friends o Team Charter Schools, Inc. - 2021 Proj.) Series 2021, 4% 6/15/46	275,000	242,330
(The Friends of Team Charter Schools, Inc. - 2021 Proj.) Series 2021, 4% 6/15/56	365,000	306,214
Hudson County Impt. Auth. (Hudson County Courthouse Proj.) Series 2020, 4% 10/1/33	590,000	618,818
Jersey City Redev. Agcy. (Bayfront Redev. Proj.) Series 2022, 4% 12/15/31	1,815,000	1,920,744
New Brunswick Parking Auth. Rev.:
Series 2016 A, 5% 9/1/39	965,000	992,839
Series 2017, 5% 9/1/42	540,000	562,098
New Jersey Econ. Dev. Auth.:
(White Horse HMT Urban Renewal LLC Proj.) Series 2020, 5% 1/1/40 (e)	160,000	111,174
Series 2015, 5.25% 6/15/27	955,000	982,655
Series 2020 A:
4% 11/1/38	295,000	297,537
4% 11/1/44	3,270,000	3,094,861
Series 2023 RRR, 5% 3/1/25	5,980,000	6,100,608
Series 2024 SSS:
5.25% 6/15/36 (i)	645,000	715,160
5.25% 6/15/37 (i)	145,000	158,875
5.25% 6/15/38 (i)	195,000	211,186
5.25% 6/15/39 (i)	175,000	188,444
Series A:
5% 11/1/31	1,775,000	1,954,099
5% 11/1/36	2,075,000	2,236,532
Series QQQ:
4% 6/15/34	45,000	46,393
4% 6/15/36	60,000	61,292
4% 6/15/39	55,000	55,366
4% 6/15/41	55,000	54,434
4% 6/15/46	1,790,000	1,668,757
4% 6/15/50	590,000	542,316
5% 6/15/31	60,000	67,151
5% 6/15/33	10,000	11,109
Series WW, 5.25% 6/15/40 (Pre-Refunded to 6/15/25 @ 100)	3,100,000	3,205,939
New Jersey Econ. Dev. Auth. Energy Facility Rev. (Umm Energy Partners, LLC Proj.) Series 2012 A:
5% 6/15/37 (d)	175,000	174,997
5.125% 6/15/43 (d)	245,000	244,987
New Jersey Econ. Dev. Auth. Lease Rev.:
(State House Proj.) Series 2017 B:
5% 6/15/26	65,000	68,042
5% 6/15/35	35,000	37,445
(State House Proj.) Series 2017 B, 5% 6/15/43	810,000	840,130
Series 2018 A:
5% 6/15/33	1,555,000	1,655,511
5% 6/15/42	1,675,000	1,738,156
Series 2018 C, 5% 6/15/42	1,070,000	1,110,345
New Jersey Econ. Dev. Auth. Motor Vehicle Rev. Series 2017 B, 3.125% 7/1/29	180,000	172,772
New Jersey Econ. Dev. Auth. Rev.:
(Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% 10/1/39 (e)	130,000	84,296
(Goethals Bridge Replacement Proj.) Series 2013:
5.125% 1/1/34 (d)	1,600,000	1,600,239
5.375% 1/1/43 (d)	1,945,000	1,946,465
(Lions Gate Proj.) Series 2014:
4.375% 1/1/24	35,000	34,976
4.875% 1/1/29	145,000	141,466
5% 1/1/34	280,000	269,688
5.25% 1/1/44	685,000	619,552
(Provident Group - Rowan Properties L.L.C. - Rowan Univ. Student Hsg. Proejct) Series 2015 A, 5% 1/1/48	2,190,000	1,966,707
(Provident Group - Rowan Properties L.L.C. - Rowan Univ. Student Hsg. Proj.) Series 2015 A, 5% 1/1/30	510,000	505,246
(Provident Group - Rowan Properties LLC - Rowan Univ. Student Hsg. Proj.) Series 2015 A, 5% 1/1/35	335,000	328,020
(Provident Montclair Proj.) Series 2017:
5% 6/1/25 (Assured Guaranty Muni. Corp. Insured)	65,000	66,501
5% 6/1/28 (Assured Guaranty Muni. Corp. Insured)	5,000	5,265
5% 6/1/29 (Assured Guaranty Muni. Corp. Insured)	5,000	5,263
(The Goethals Bridge Replacement Proj.) Series 2013:
5% 1/1/28 (d)	100,000	100,049
5% 1/1/31 (Assured Guaranty Muni. Corp. Insured) (d)	1,015,000	1,015,097
5.125% 1/1/39 (Assured Guaranty Muni. Corp. Insured) (d)	360,000	360,040
5.125% 7/1/42 (Assured Guaranty Muni. Corp. Insured) (d)	655,000	655,058
5.5% 1/1/27 (d)	100,000	100,083
5.625% 1/1/52 (d)	3,240,000	3,242,836
Series 1997 A, 0% 7/1/26 (Escrowed to Maturity)	350,000	322,965
Series 2005 N1, 5.5% 9/1/26 (AMBAC Insured)	750,000	798,349
Series 2014 RR, 5% 6/15/32 (Pre-Refunded to 6/15/24 @ 100)	190,000	191,671
Series 2014 UU, 5% 6/15/30 (Pre-Refunded to 6/15/24 @ 100)	230,000	232,144
Series 2015 WW, 5.25% 6/15/30 (Pre-Refunded to 6/15/25 @ 100)	3,135,000	3,242,135
Series 2016 A, 5% 7/15/27	65,000	67,941
Series 2016 AAA, 5% 6/15/41 (Pre-Refunded to 12/15/26 @ 100)	140,000	149,115
Series 2016 BBB, 5.5% 6/15/31 (Pre-Refunded to 12/15/26 @ 100)	940,000	1,014,777
Series 2018 EEE, 5% 6/15/28	40,000	43,403
Series 2018, 5% 1/1/39	495,000	437,776
Series 2019 LLL:
5% 6/15/36	300,000	324,274
5% 6/15/49	300,000	308,980
Series LLL:
4% 6/15/44	190,000	180,728
4% 6/15/49	330,000	304,221
5% 6/15/44	805,000	838,456
Series MMM:
4% 6/15/35	75,000	76,717
4% 6/15/36	75,000	76,409
New Jersey Econ. Dev. Auth. School Rev. Series 2019 A, 5% 6/15/49 (e)	100,000	88,797
New Jersey Econ. Dev. Auth. Spl. Facilities Rev.:
(Continental Airlines, Inc. Proj.):
Series 2000 A, 5.625% 11/15/30 (d)	445,000	447,547
Series 2000 B, 5.625% 11/15/30 (d)	4,925,000	4,953,187
Series 2003, 5.5% 6/1/33 (d)	1,205,000	1,209,235
(Port Newark Container Term. LLC. Proj.) Series 2017:
5% 10/1/37 (d)	4,240,000	4,282,303
5% 10/1/47 (d)	4,835,000	4,735,758
Series 1999, 5.25% 9/15/29 (d)	1,480,000	1,480,493
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev.:
(Middlesex Wtr. Co. Proj.) Series 2019, 5% 8/1/59 (d)	580,000	591,168
(New Jersey-American Wtr. Co., Inc. Proj.) Series 2020 E, 0.85% 12/1/25 (d)	415,000	381,649
Bonds:
(New Jersey - American Wtr. Compnay, INC. Proj.) Series 2020 D, 1.1%, tender 12/1/27 (b)(d)	3,145,000	2,719,133
(New Jersey American Wtr. Compnay, INC. Proj.) Series 2019 A, 2.2%, tender 12/3/29 (b)(d)	2,830,000	2,459,508
(New Jersey- American Wtr. Co., INC. Proj.) Series 2020 B, 3.75%, tender 6/1/28 (b)(d)	500,000	496,225
New Jersey Edl. Facilities Auth. Rev. Series 2022 A, 5% 7/1/31 (Assured Guaranty Muni. Corp. Insured)	160,000	180,200
New Jersey Edl. Facility:
Series 2016 A:
5% 7/1/29	145,000	149,251
5% 7/1/31	255,000	262,248
5% 7/1/32	295,000	303,178
Series A:
5% 7/1/40	1,000,000	1,037,090
5% 7/1/45	845,000	864,754
New Jersey Gen. Oblig.:
Series 2020 A:
4% 6/1/31	3,400,000	3,613,828
4% 6/1/32	395,000	422,011
5% 6/1/24	2,100,000	2,119,084
5% 6/1/25	2,500,000	2,572,428
5% 6/1/26	2,055,000	2,154,444
5% 6/1/27	575,000	615,413
5% 6/1/28	6,580,000	7,176,040
5% 6/1/29	1,040,000	1,152,254
Series 2021:
2% 6/1/32	2,110,000	1,787,580
2% 6/1/34	1,020,000	832,221
2% 6/1/37	2,400,000	1,789,205
5% 6/1/40	1,500,000	1,599,717
5% 6/1/41	1,840,000	1,957,004
New Jersey Health Care Facilities Fing. Auth. Rev.:
(Hosp. Asset Transformation Prog.) Series 2017:
5% 10/1/31	445,000	478,159
5% 10/1/32	445,000	476,654
5% 10/1/37	645,000	674,007
Bonds:
Series 2019 B2, 5%, tender 7/1/25 (b)	105,000	107,655
Series 2019 B3, 5%, tender 7/1/26 (b)	110,000	114,091
Series 2013 A, 5.5% 7/1/43	565,000	565,402
Series 2014 A, 5% 7/1/44	985,000	987,920
Series 2015 A, 5% 7/1/46 (Assured Guaranty Muni. Corp. Insured)	1,205,000	1,207,077
Series 2016 A:
4% 7/1/36	1,150,000	1,155,448
5% 7/1/25 (Escrowed to Maturity)	60,000	61,713
5% 7/1/26 (Escrowed to Maturity)	50,000	52,438
5% 7/1/27	90,000	94,468
5% 7/1/28	45,000	47,174
5% 7/1/29 (Pre-Refunded to 7/1/26 @ 100)	85,000	89,253
5% 7/1/30	175,000	183,037
5% 7/1/43	3,425,000	3,463,826
Series 2016:
4% 7/1/48	470,000	408,159
5% 7/1/28	75,000	76,582
5% 7/1/41	565,000	565,910
Series 2017 A:
5% 7/1/37	420,000	439,647
5% 7/1/39	1,550,000	1,606,224
5.25% 7/1/57	590,000	603,888
Series 2019:
4% 7/1/35	140,000	138,834
5% 7/1/31	140,000	150,936
Series 2021 A:
3% 7/1/51	3,000,000	2,155,128
4% 7/1/45	1,475,000	1,425,661
4% 7/1/51	2,065,000	1,963,584
Series 2021, 3% 7/1/39	1,520,000	1,221,694
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2017 1A, 5% 12/1/26 (d)	645,000	666,212
Series 2018 B:
5% 12/1/25 (d)	510,000	521,872
5% 12/1/26 (d)	740,000	764,337
Series 2019 A:
5% 12/1/23	235,000	235,000
5% 12/1/25	310,000	320,589
Series 2019 B, 3.25% 12/1/39 (d)	760,000	715,218
Series 2020 B, 3.5% 12/1/39 (d)	1,180,000	1,125,477
Series 2020:
5% 12/1/24 (d)	1,025,000	1,035,830
5% 12/1/24 (d)	485,000	490,124
5% 12/1/27 (d)	405,000	423,080
5% 12/1/28 (d)	705,000	743,424
Series 2021 A:
5% 12/1/28 (d)	85,000	89,633
5% 12/1/29 (d)	115,000	122,062
Series 2021 B:
2.5% 12/1/40 (d)	455,000	395,106
5% 12/1/28 (d)	305,000	321,623
5% 12/1/29 (d)	300,000	318,094
Series 2021 C, 3.25% 12/1/51 (d)	185,000	129,127
Series 2022 A, 5% 12/1/26 (d)	495,000	511,279
Series 2022 B:
4% 12/1/41 (d)	3,360,000	3,219,176
5% 12/1/26 (d)	5,050,000	5,216,081
Series 2023 A, 5% 12/1/30 (d)	1,250,000	1,331,303
Series 2023 B, 5% 12/1/33 (d)	10,750,000	11,606,684
New Jersey Hsg. & Mtg. Fin. Agcy. Rev.:
Series 2019 C, 4.75% 10/1/50	615,000	621,582
Series 2021 H, 3% 10/1/52	2,080,000	1,988,067
New Jersey Institute of Technology Series 2015 A:
5% 7/1/40	1,030,000	1,047,238
5% 7/1/45	4,215,000	4,262,391
New Jersey Tobacco Settlement Fing. Corp.:
Series 2018 A:
5% 6/1/28	65,000	68,371
5% 6/1/30	750,000	786,817
5% 6/1/32	640,000	671,091
5% 6/1/33	2,265,000	2,373,399
5% 6/1/34	640,000	670,045
5% 6/1/35	630,000	656,981
5% 6/1/36	1,050,000	1,089,804
5% 6/1/46	12,715,000	12,785,999
5.25% 6/1/46	4,210,000	4,292,524
Series 2018 B, 5% 6/1/46	14,650,000	14,684,951
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2014 A, 5% 1/1/28	605,000	609,130
Series 2015 E:
5% 1/1/34	605,000	614,425
5% 1/1/45	500,000	503,313
Series 2016 A, 5% 1/1/35	1,180,000	1,216,107
Series 2017 D1, 1 month U.S. LIBOR + 0.700% 4.504% 1/1/24 (b)(c)	6,100,000	6,100,131
Series 2017 G, 5% 1/1/36	5,365,000	5,722,895
Series 2019 A, 5% 1/1/48	1,205,000	1,260,066
Series 2021 A:
4% 1/1/42	3,000,000	3,004,283
4% 1/1/51	3,515,000	3,407,871
Series 2022 B, 5.25% 1/1/52	8,600,000	9,388,811
Series D, 5% 1/1/28	595,000	621,277
New Jersey Trans. Trust Fund Auth.:
(Trans. Prog.) Series 2019 AA:
5% 6/15/46	1,325,000	1,364,697
5.25% 6/15/43	15,300,000	16,041,074
Series 2006 C:
0% 12/15/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,870,000	2,500,991
0% 12/15/28	2,585,000	2,177,121
0% 12/15/30 (FGIC Insured)	3,560,000	2,785,981
0% 12/15/31 (FGIC Insured)	2,420,000	1,823,940
0% 12/15/32 (Assured Guaranty Muni. Corp. Insured)	710,000	517,344
0% 12/15/33 (Assured Guaranty Muni. Corp. Insured)	2,430,000	1,703,081
0% 12/15/34	4,100,000	2,759,373
0% 12/15/35	795,000	498,278
0% 12/15/36 (AMBAC Insured)	2,075,000	1,223,760
Series 2008 A:
0% 12/15/28	2,110,000	1,772,682
0% 12/15/37	9,835,000	5,416,274
0% 12/15/38 (Build America Mutual Assurance Insured)	6,000,000	3,267,768
Series 2009 A, 0% 12/15/39	2,850,000	1,395,098
Series 2010 A, 0% 12/15/27	2,150,000	1,869,857
Series 2014 BB2:
5% 6/15/33	3,085,000	3,459,494
5% 6/15/34	320,000	357,149
Series 2015 AA:
5% 6/15/45	1,205,000	1,215,919
5.25% 6/15/41	3,205,000	3,259,922
Series 2016 A:
5% 6/15/27	385,000	401,775
5% 6/15/29	470,000	489,922
Series 2018 A:
5% 6/15/29	730,000	760,942
5% 6/15/31	2,490,000	2,591,929
5% 12/15/32	205,000	221,648
5% 12/15/34	140,000	150,364
Series 2019 BB:
4% 6/15/36	1,870,000	1,891,248
4% 6/15/38	205,000	205,873
4% 6/15/50	1,645,000	1,525,544
5% 6/15/44	2,170,000	2,249,736
Series 2021 A:
4% 6/15/34	1,155,000	1,192,968
4% 6/15/35	365,000	375,172
4% 6/15/36	1,530,000	1,564,985
4% 6/15/38	1,795,000	1,820,191
5% 6/15/32	200,000	224,419
5% 6/15/33	345,000	386,880
Series 2022 A:
4% 6/15/39	995,000	1,002,825
4% 6/15/40	1,600,000	1,601,747
4% 6/15/41	3,250,000	3,216,580
4% 6/15/42	675,000	659,610
Series 2022 AA:
5% 6/15/29	1,150,000	1,266,928
5% 6/15/30	4,030,000	4,500,950
5% 6/15/31	305,000	344,743
5% 6/15/32	1,665,000	1,899,861
5% 6/15/33	955,000	1,084,359
5% 6/15/35	475,000	533,688
5% 6/15/36	2,155,000	2,408,473
5% 6/15/37	720,000	800,349
5% 6/15/38	250,000	276,367
Series 2022 BB:
4% 6/15/42	955,000	933,226
4% 6/15/46	5,470,000	5,136,471
4% 6/15/50	4,255,000	4,009,111
Series 2022 CC, 5.5% 6/15/50	7,815,000	8,482,414
Series 2023 A:
4.25% 6/15/40	2,025,000	2,067,245
5% 6/15/37	3,000,000	3,373,154
Series 2023 AA:
4.25% 6/15/44	495,000	487,516
5% 6/15/40	3,480,000	3,830,356
Series 2023 BB, 5.25% 6/15/50	2,525,000	2,708,532
Series A:
0% 12/15/31	110,000	82,580
4% 12/15/39	120,000	120,409
4.25% 12/15/38	300,000	303,443
5% 12/15/24	1,805,000	1,834,626
5% 12/15/25	855,000	886,387
5% 12/15/26	1,000,000	1,057,198
Series AA:
4% 6/15/36	670,000	684,427
4% 6/15/37	1,120,000	1,138,759
4% 6/15/38	855,000	865,157
4% 6/15/39	65,000	65,433
4% 6/15/40	250,000	250,231
4% 6/15/45	10,690,000	10,126,732
4% 6/15/50	5,275,000	4,891,942
5% 6/15/35	225,000	248,460
5% 6/15/36	75,000	82,448
5% 6/15/37	170,000	186,026
5% 6/15/38	1,075,000	1,170,826
5% 6/15/39	725,000	785,640
5% 6/15/40	225,000	242,459
5% 6/15/50	665,000	691,084
Series BB:
4% 6/15/44	2,055,000	1,954,718
5% 6/15/33	3,035,000	3,276,005
5% 6/15/50	1,205,000	1,234,764
Newark Gen. Oblig.:
Series 2020 A, 5% 10/1/24	160,000	162,136
Series 2020 B, 5% 10/1/25	105,000	107,868
Newark Port Auth. Hsg. Auth. Rev. Series 2007, 5.25% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	815,000	840,950
Rutgers State Univ. Rev. Series 2016 M, 5% 5/1/33	965,000	1,002,258
South Jersey Port Corp. Rev.:
(New Jersey Gen. Oblig. Proj.) Series 2017 B:
5% 1/1/42 (d)	1,880,000	1,912,100
5% 1/1/48 (d)	1,685,000	1,695,945
Series 2017 A, 5% 1/1/49	480,000	486,691
South Jersey Trans. Auth. Trans. Sys. Rev.:
Series 2019 A:
5% 11/1/31 (Assured Guaranty Muni. Corp. Insured)	275,000	297,438
5% 11/1/33 (Assured Guaranty Muni. Corp. Insured)	150,000	162,228
Series 2020 A:
4% 11/1/50	250,000	230,310
5% 11/1/45	350,000	362,938
Series 2022 A:
4.625% 11/1/47	500,000	502,616
5% 11/1/37	500,000	541,353
5% 11/1/41	1,355,000	1,420,337
5.25% 11/1/52	740,000	779,459
The Poll. Cont. Fin. Auth. of Gloucester County Poll. Cont. Rev. (Logan Proj.) Series 2014 A, 5% 12/1/24 (Escrowed to Maturity) (d)	225,000	226,132
Union County Impt. Auth. Solid Waste Disp. Rev. (Aries Linden, LLC Proj.) Series 2019, 6.75% 12/1/41 (d)(e)	460,000	293,444
TOTAL NEW JERSEY		410,516,769
New Mexico - 0.1%
Albuquerque Wtr. Util. Auth. Series 2018, 5% 7/1/28	65,000	68,488
Farmington Poll. Cont. Rev. Bonds (Pub. Svc. Co. of New Mexico San Juan Proj.) Series 2010 C, 1.15%, tender 6/1/24 (b)	590,000	579,594
Los Ranchos de Albuquerque Edl. Facilities Rev. (Albuquerque Academy Proj.) Series 2020, 4% 9/1/40	110,000	104,122
New Mexico Edl. Assistance Foundation Series 2021 1A:
5% 9/1/24 (d)	705,000	711,095
5% 9/1/26 (d)	2,280,000	2,359,597
5% 9/1/27 (d)	1,075,000	1,127,103
5% 9/1/29 (d)	425,000	453,267
New Mexico Hosp. Equip. Ln. Council Rev.:
Bonds Series 2019 B, 5%, tender 8/1/25 (b)	95,000	97,249
Series 2015 A, 5% 8/1/24 (Escrowed to Maturity)	1,030,000	1,040,609
Series 2017 A, 4% 8/1/37	750,000	751,449
Series 2019 A, 5% 8/1/44	1,250,000	1,294,795
New Mexico Mtg. Fin. Auth.:
Series 2018 A1, 4% 1/1/49	180,000	179,020
Series 2018 C, 4% 1/1/49	385,000	382,634
Series 2019 C, 4% 1/1/50	50,000	49,619
Series 2019 D, 3.75% 1/1/50	310,000	305,362
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev.:
Bonds Series 2019 A, 5%, tender 5/1/25 (b)	320,000	323,601
Series 2019 A, 4% 5/1/24	45,000	45,050
Santa Fe Retirement Fac.:
Series 2012, 5% 5/15/42	30,000	25,260
Series 2019 A:
5% 5/15/34	120,000	111,574
5% 5/15/39	90,000	78,148
5% 5/15/44	95,000	78,814
5% 5/15/49	215,000	170,857
TOTAL NEW MEXICO		10,337,307
New York - 7.0%
Brooklyn Arena Local Dev. Corp. Series 2016 A, 5% 7/15/42	1,415,000	1,393,030
Broome County Local Dev. Corp. Rev. (United Health Svcs. Hospitals, Inc. Proj.) Series 2020:
3% 4/1/36 (Assured Guaranty Muni. Corp. Insured)	380,000	321,769
3% 4/1/37 (Assured Guaranty Muni. Corp. Insured)	320,000	263,639
4% 4/1/34 (Assured Guaranty Muni. Corp. Insured)	210,000	212,075
4% 4/1/38 (Assured Guaranty Muni. Corp. Insured)	265,000	261,365
4% 4/1/39 (Assured Guaranty Muni. Corp. Insured)	285,000	278,543
Build NYC Resource Corp. Rev.:
(Albert Einstein School of Medicine, Inc. Proj.) Series 2015, 5.5% 9/1/45 (e)	4,075,000	3,905,222
(Classical Charter School Proj.) Series 2023 A, 4.75% 6/15/58	725,000	678,597
(East Harlem Scholars Academy Charter School Proj.) Series 2022, 5.75% 6/1/52 (e)	600,000	603,219
(Friends of Hellenic Classical Charter Schools, Inc. Proj.):
Series 2021 A:
5% 12/1/51 (e)	130,000	106,854
5% 12/1/55 (e)	100,000	80,798
Series 2021 A1, 5% 12/1/41 (e)	115,000	101,296
(Grand Concourse Academy Charter School Proj.):
Series 2022 A, 5% 7/1/52	80,000	78,262
Series 2022 B, 5% 7/1/62	595,000	568,753
(KIPP NYC Pub. School Facilities - Canal West Proj.) Series 2022, 5.25% 7/1/57	440,000	450,404
(Richmond Preparatory Charter School Proj.) Series 2021 A, 5% 6/1/51 (e)	350,000	312,187
(Shefa School Proj.) Series 2021 A, 5% 6/15/51 (e)	1,910,000	1,557,441
Series 2022, 5.25% 7/1/62	545,000	555,975
Build NYC Resource Corp. Solid Waste Disp. Rev. (Pratt Paper NY, Inc. Proj.) Series 2014, 5% 1/1/35 (d)(e)	2,200,000	2,201,508
City of Long Beach Series 2022 B, 4.625% 7/15/52	2,230,000	2,203,601
Dorm. Auth. New York Univ. Rev.:
(Fordham Univ. Proj.) Series 2017:
4% 7/1/33	150,000	152,853
4% 7/1/34	150,000	152,762
(Memorial Sloan-Kettring Cancer Ctr.) Series 2017 1, 5% 7/1/42	85,000	88,284
Series 2011 A, 5% 10/1/25	15,000	15,021
Series 2016 A:
5% 7/1/25	5,000	5,113
5% 7/1/32	140,000	144,921
5% 7/1/37	765,000	784,033
Series 2017:
5% 12/1/23 (e)	100,000	100,000
5% 12/1/24 (e)	100,000	100,131
5% 12/1/25 (e)	100,000	99,783
5% 12/1/27 (e)	2,200,000	2,191,789
5% 12/1/30 (e)	200,000	197,138
5% 12/1/31 (e)	200,000	196,236
5% 12/1/34 (e)	300,000	290,901
5% 12/1/36 (e)	200,000	187,487
5% 12/1/37 (e)	700,000	647,208
Dutchess County Local Dev. Corp. Rev. Series 2020 A, 5% 7/1/45	400,000	404,371
Erie County Tobacco Asset Securitization Corp.:
Series 2005 B, 0% 6/1/47	2,500,000	479,447
Series 2006 A, 0% 6/1/60 (e)	10,070,000	587,522
Genesee County Fdg. Corp. (Rochester Reg'l. Health Proj.) Series 2022 A, 5.25% 12/1/52	250,000	257,663
Glen Cove Local Econ. Assistance Corp. Rev. (Garvies Point Pub. Impt. Proj.):
Series 2016 A, 5% 1/1/56	1,125,000	975,587
Series 2016 B, 0% 1/1/45	6,855,000	1,809,817
Series 2016 C, 0% 1/1/55 (f)	1,645,000	1,467,625
Hudson Yards Infrastructure Corp. New York Rev.:
Series 2017 A:
5% 2/15/33	200,000	210,542
5% 2/15/35	1,445,000	1,514,100
5% 2/15/39	950,000	984,944
Series 2022 A, 4% 2/15/37	300,000	306,117
Huntington Local Dev. Corp. Rev. (Gurwin Independent Hsg., Inc. / Fountaingate Gardens Proj.) Series 2021 B, 4% 7/1/27	305,000	290,133
Jefferson County Civic Facility Dev. Corp. Rev. (Samaritan Med. Ctr. Proj.) Series 2017 A, 4% 11/1/32	100,000	93,121
Liberty Dev. Corp. Rev. Series 2005, 5.25% 10/1/35	6,045,000	6,836,032
Long Island Pwr. Auth. Elec. Sys. Rev.:
Bonds:
Series 2019 B, 1.65%, tender 9/1/24 (b)	165,000	162,381
Series 2021 B, 1.5%, tender 9/1/26 (b)	1,510,000	1,412,186
Series 2014 A:
5% 9/1/34	390,000	393,615
5% 9/1/39	1,250,000	1,259,302
Series 2016 B, 5% 9/1/35	2,905,000	3,007,366
Series 2017:
5% 9/1/33	30,000	32,451
5% 9/1/35	110,000	117,753
5% 9/1/36	65,000	69,211
5% 9/1/42	195,000	201,690
Series 2018, 5% 9/1/36	15,000	16,097
Series 2019 A, 4% 9/1/38	1,000,000	1,006,652
MTA Hudson Rail Yards Trust Oblig. Series 2016 A, 5% 11/15/56	4,090,000	4,038,924
Nassau County Indl. Dev. Agcy.:
Series 2021 A, 9% 1/1/41 (e)(h)	1,580,000	1,501,000
Series 2021 B, 5% 1/1/58 (g)(h)	3,260,000	780,933
Nassau County Tobacco Settlement Corp. Series 2006 A3, 5.125% 6/1/46	250,000	226,616
New York City Edl. Construction Fund Series 2021 B, 5% 4/1/46	2,235,000	2,350,283
New York City Gen. Oblig.:
Series 2014 J, 5% 8/1/30	1,275,000	1,282,247
Series 2017 A, 4% 8/1/32	1,000,000	1,020,686
Series 2017 B:
5% 12/1/33	515,000	541,756
5% 12/1/37	545,000	567,460
5% 12/1/41	745,000	770,991
Series 2018 B1:
5% 10/1/38	750,000	781,886
5.25% 10/1/33	1,300,000	1,404,393
Series 2018 E1, 5% 3/1/44	605,000	630,370
Series 2018 F, 5% 4/1/45	345,000	359,344
Series 2019 A1:
3% 8/1/36	1,950,000	1,727,299
4% 8/1/40	1,445,000	1,448,948
Series 2019 D1, 5% 12/1/42	1,475,000	1,551,922
Series 2020 A1, 5% 8/1/27	1,575,000	1,698,722
Series 2020 C, 5% 8/1/42	750,000	805,582
Series 2020 D1, 5% 3/1/43	2,000,000	2,136,137
Series 2021 F1, 5% 3/1/43	1,000,000	1,077,584
Series 2022 A1, 5% 8/1/47	3,535,000	3,775,075
Series 2022 D, 4.5% 5/1/49	500,000	506,851
Series 2022 D1:
4.25% 5/1/40	750,000	766,222
5.5% 5/1/44	925,000	1,041,081
5.5% 5/1/46	625,000	698,716
Series 2023 A, 5% 9/1/37	750,000	847,464
Series 2023 E1, 4% 4/1/42	3,000,000	3,004,081
Series A:
5% 8/1/26	705,000	744,956
5% 8/1/39	1,130,000	1,206,333
Series B, 5% 10/1/42	2,755,000	2,918,501
New York City Hsg. Dev. Corp.:
Series 2019 A1, 4.15% 11/1/38	2,565,000	2,568,933
Series 2023 A, 4.8% 2/1/53	4,345,000	4,437,483
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
Series 2014 E, 3.5% 2/15/48	1,247,985	1,233,077
Series 2014 F, 4.5% 2/15/48	6,161,389	6,080,997
New York City Hsg. Dev. Corp. Multifamily Hsg.:
Bonds:
Series 2021 C2, 0.7%, tender 7/1/25 (b)	935,000	880,375
Series 2021 K2, 0.9%, tender 1/1/26 (b)	6,315,000	5,863,280
Series 2021, 0.6%, tender 7/1/25 (b)	1,290,000	1,212,697
Series 2019 J, 3.05% 11/1/49	880,000	636,166
Series 2021 F1, 2.4% 11/1/46	1,200,000	805,667
Series 2022 G, 4.85% 11/1/53	1,940,000	1,986,829
New York City Indl. Dev. Agcy. Series 2012 A, 5% 7/1/28 (d)	460,000	460,059
New York City Indl. Dev. Agcy. Rev.:
(Queens Baseball Stadium Proj.) Series 2021 A, 3% 1/1/46 (Assured Guaranty Corp. Insured) (Assured Guaranty Muni. Corp. Insured)	250,000	186,711
(Yankee Stadium Proj.) Series 2020 A:
3% 3/1/40 (Assured Guaranty Muni. Corp. Insured)	845,000	687,403
3% 3/1/49 (Assured Guaranty Muni. Corp. Insured)	500,000	356,601
4% 3/1/45	615,000	566,240
4% 3/1/45 (Assured Guaranty Muni. Corp. Insured)	1,265,000	1,211,517
Series 2020 A, 3% 3/1/49	450,000	320,941
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2015 HH, 5% 6/15/39	4,000,000	4,057,656
Series 2017 AA, 5% 6/15/38	250,000	263,166
Series 2017 CC1, 5% 6/15/46	1,495,000	1,525,933
Series 2018 AA, 5% 6/15/37	1,250,000	1,319,105
Series 2018 CC, 5% 6/15/48	3,095,000	3,210,455
Series 2018 EE, 5% 6/15/40	1,400,000	1,479,108
Series 2018 FF, 5% 6/15/38	1,250,000	1,327,701
Series 2020 DD 1, 3% 6/15/50	250,000	184,946
Series 2020, 4% 6/15/43	900,000	901,339
Series 2021 AA 1, 4% 6/15/51	5,540,000	5,390,785
Series 2021 AA1, 3% 6/15/50	4,325,000	3,199,564
Series 2021 BB1:
3% 6/15/44	2,415,000	1,906,879
4% 6/15/45	1,750,000	1,730,952
5% 6/15/44	750,000	812,544
Series 2021 CC1, 5% 6/15/51	2,000,000	2,127,393
Series 2021 DD, 4% 6/15/36	1,285,000	1,327,782
Series 2022 AA1, 5.25% 6/15/52	12,150,000	13,324,564
Series 2022 CC1, 5% 6/15/52	1,060,000	1,130,250
Series 2022 CC2, 5% 6/15/26	395,000	401,755
Series 2022 EE:
4% 6/15/39	2,185,000	2,211,993
5% 6/15/45	9,100,000	9,859,154
Series 2023 DD:
4.125% 6/15/46	2,000,000	2,000,698
5.25% 6/15/47	300,000	332,169
Series FF2, 4% 6/15/41	1,025,000	1,028,481
Series GG 1, 5% 6/15/48	12,665,000	13,416,858
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
(New York State Gen. Oblig. Proj.) Series 2015 S-1, 5% 7/15/35	450,000	456,771
Series 2015 S1, 5% 7/15/36	1,550,000	1,571,288
Series 2015 S2, 5% 7/15/35	215,000	219,883
Series 2018 S3, 5% 7/15/43	1,475,000	1,541,259
Series 2019 S1, 5% 7/15/45	1,000,000	1,041,558
Series 2019 S3, 5% 7/15/37	305,000	324,338
Series 2020 S1, 3% 7/15/49	3,000,000	2,228,583
Series 2022 S1A, 4% 7/15/36	1,000,000	1,029,995
New York City Transitional Fin. Auth. Rev.:
Series 2017 A1, 5% 5/1/33	1,525,000	1,587,774
Series 2017 F1, 5% 5/1/42	5,120,000	5,311,839
Series 2018 A2, 5% 8/1/39	1,530,000	1,605,079
Series 2018 B, 5% 8/1/45	4,935,000	5,120,180
Series 2018 C3, 5% 5/1/41	1,700,000	1,789,008
Series 2019 B1:
5% 8/1/34	110,000	119,625
5% 8/1/36	2,050,000	2,208,724
5% 8/1/38	1,475,000	1,568,367
Series 2019 C, 4% 11/1/42	1,500,000	1,483,056
Series 2020 B 1, 3% 11/1/47	1,000,000	765,304
Series 2020 B1:
4% 11/1/41	2,200,000	2,195,338
5% 11/1/36	3,000,000	3,277,547
Series 2020 C1:
4% 5/1/36	425,000	437,853
4% 5/1/39	745,000	743,767
4% 5/1/45	845,000	829,955
Series 2021 A, 4% 11/1/34	210,000	218,692
Series 2021 B1, 4% 8/1/45	1,885,000	1,850,657
Series 2021 C, 4% 5/1/45	2,135,000	2,096,986
Series 2021 C1, 4% 5/1/39	1,475,000	1,472,559
Series 2021 E1, 4% 2/1/46	3,150,000	3,081,619
Series 2021 F1:
4% 11/1/36	145,000	148,984
4% 11/1/37	440,000	446,136
Series 2021, 4% 11/1/38	790,000	792,773
Series 2022 C1:
4% 2/1/41	1,635,000	1,629,693
5% 2/1/47	2,485,000	2,670,299
Series 2022 F1:
5% 2/1/42	1,000,000	1,092,119
5% 2/1/47	6,000,000	6,447,401
Series 2023 A1, 5.25% 8/1/42	1,000,000	1,113,745
Series 2023 D1, 5.5% 11/1/45	2,000,000	2,252,661
Series 2023 F1, 5.25% 2/1/40	2,000,000	2,263,012
Series 2024 A1, 5% 5/1/39	2,000,000	2,246,128
Series A, 4% 11/1/35	210,000	217,997
Series C1, 4% 5/1/44	1,100,000	1,085,405
Series E1, 4% 2/1/49	575,000	556,925
New York City Trust Cultural Resources Rev. Series 2021, 5% 7/1/31	2,630,000	3,009,736
New York Convention Ctr. Dev. Corp. Rev. Series 2015:
5% 11/15/28	400,000	407,626
5% 11/15/29	280,000	285,131
New York Dorm. Auth. Personal Income Tax Rev. Series 2015 E, 5% 3/15/34	6,025,000	6,181,032
New York Dorm. Auth. Rev.:
Bonds:
Series 2019 B2, 5%, tender 5/1/24 (b)	55,000	55,057
Series 2019 B3, 5%, tender 5/1/26 (b)	40,000	41,054
Series 2020 A:
3% 7/1/48	2,500,000	1,884,977
4% 7/1/50	5,750,000	5,271,691
4% 9/1/50	250,000	210,153
4% 7/1/53	250,000	225,764
5% 10/1/30 (Pre-Refunded to 10/1/28 @ 100)	5,000	5,504
5% 7/1/36	235,000	254,046
5% 7/1/40	270,000	286,019
Series 2022 1B, 4% 7/1/51	3,000,000	2,829,540
Series 2022 A:
4% 5/1/45	1,185,000	1,099,207
5% 7/1/33	40,000	44,575
5% 7/1/34	80,000	88,375
5% 7/1/36	50,000	54,294
5% 10/1/36	3,080,000	3,442,929
5% 7/15/37	340,000	351,790
5% 7/1/38	105,000	111,582
5% 7/1/40	65,000	68,269
5% 7/1/41	65,000	67,903
5% 7/1/42	70,000	72,645
5% 7/15/42	960,000	966,507
5% 7/15/50	2,485,000	2,431,903
5% 5/1/52	2,000,000	2,072,487
Series 2022:
4% 7/1/36	1,065,000	1,084,091
4% 7/1/38	345,000	346,505
4% 7/1/40	565,000	560,214
5% 7/1/30	105,000	111,133
5% 7/1/31	110,000	116,935
5% 7/1/34	705,000	792,190
5% 7/1/35	705,000	787,906
5% 7/1/37	1,165,000	1,278,346
5% 7/1/38	55,000	56,292
5% 7/1/39	85,000	86,562
5% 7/1/39	355,000	384,065
5% 7/1/40	190,000	192,708
5% 7/1/41	200,000	202,063
5% 7/1/41	630,000	675,505
5% 7/1/42	105,000	105,565
5% 7/1/57	5,705,000	5,482,290
New York Dorm. Auth. Sales Tax Rev.:
Series 2016 A, 5% 3/15/35	1,785,000	1,865,148
Series 2017 A:
5% 3/15/38	1,035,000	1,072,460
5% 3/15/39	460,000	475,754
Series 2018 A:
5% 3/15/42	645,000	676,008
5% 3/15/43	2,410,000	2,523,603
Series 2018 C, 5% 3/15/38	465,000	491,459
Series 2018 E, 5% 3/15/44	495,000	519,925
Series 2023 A1, 5% 3/15/41	11,945,000	13,262,749
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Series 2019 B, 3% 6/15/38	915,000	795,281
New York Liberty Dev. Corp.:
(3 World Trade Ctr. Proj.) Series 2014:
5% 11/15/44 (e)	12,230,000	11,874,171
5.15% 11/15/34 (e)	1,840,000	1,838,419
5.375% 11/15/40 (e)	6,065,000	6,061,452
(7 World Trade Ctr. Proj.) Series 2022 A, 3.125% 9/15/50	650,000	487,668
(Bank of America Tower at One Bryant Park Proj.) Series 2019 1, 2.45% 9/15/69	1,800,000	1,612,392
(Bank of America Tower At One Bryant Park Proj.) Series 2019 3, 2.8% 9/15/69	840,000	743,964
(World Trade Ctr. Proj.) Series 2014, 7.25% 11/15/44 (e)	2,000,000	2,012,003
Series 2021 1WTC, 3% 2/15/42	2,000,000	1,619,291
Series 2021 A:
2.875% 11/15/46	1,500,000	1,126,317
3% 11/15/51 (Build America Mutual Assurance Insured)	250,000	182,318
Series 2021:
2.75% 2/15/44	2,400,000	1,840,891
3% 2/15/42	4,000,000	3,290,476
4% 2/15/43	750,000	742,911
4% 2/15/43	1,325,000	1,300,348
4% 2/15/43	1,500,000	1,483,850
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2012 A, 0% 11/15/32	355,000	250,062
Series 2016 A, 5.25% 11/15/31	1,475,000	1,551,024
Series 2017 A, 5% 11/15/47	1,805,000	1,852,070
Series 2022 A:
5% 11/15/44	750,000	808,291
5% 11/15/45	250,000	268,803
New York Metropolitan Trans. Auth. Rev.:
Bonds:
Series 2002 D2:
0.550% x U.S. Secured Overnight Fin. Rate (SOFR) Index 4.114%, tender 12/1/23 (Assured Guaranty Muni. Corp. Insured) (b)(c)	5,470,000	5,469,751
0.550% x U.S. Secured Overnight Fin. Rate (SOFR) Index 4.114%, tender 12/1/23 (Assured Guaranty Muni. Corp. Insured) (b)(c)	495,000	494,977
Series 2015 A2, 5%, tender 5/15/30 (b)	2,195,000	2,329,686
Series 2006 B, 5.25% 11/15/26 (Assured Guaranty Muni. Corp. Insured)	1,180,000	1,251,701
Series 2013 C:
5% 11/15/38	1,200,000	1,201,677
5% 11/15/42	1,475,000	1,477,062
Series 2013 E:
5% 11/15/43	175,000	175,278
5% 11/15/43	75,000	75,001
Series 2014 B:
5% 11/15/44	1,215,000	1,215,730
5.25% 11/15/35	500,000	501,705
Series 2015 A1:
5% 11/15/29	375,000	381,378
5% 11/15/40	700,000	704,584
5% 11/15/45	905,000	909,242
Series 2015 C, 5% 11/15/35	1,500,000	1,527,563
Series 2015 D1, 5% 11/15/26	500,000	511,526
Series 2015 F, 5% 11/15/24	330,000	335,010
Series 2016 A1:
5% 11/15/24	350,000	355,314
5% 11/15/41	900,000	909,238
Series 2016 A2, 5% 11/15/27	250,000	259,481
Series 2016 C 2A, 4% 11/15/38	360,000	352,448
Series 2016 C1, 5% 11/15/56	110,000	110,325
Series 2016 D, 5% 11/15/27	250,000	259,481
Series 2017 A, 4% 11/15/37	785,000	775,265
Series 2017 A1, 5% 11/15/51	480,000	485,433
Series 2017 C-2:
0% 11/15/29	125,000	98,245
0% 11/15/33	315,000	206,255
Series 2017 C1:
5% 11/15/27	1,035,000	1,107,651
5% 11/15/30	2,380,000	2,551,129
5% 11/15/34	95,000	101,199
Series 2017 D:
5% 11/15/30	5,980,000	6,410,412
5% 11/15/33	1,320,000	1,408,872
5% 11/15/35	130,000	137,935
Series 2019 C, 5% 11/15/42	2,300,000	2,390,294
Series 2020 A1:
4% 11/15/46	750,000	686,481
4% 11/15/50 (Assured Guaranty Muni. Corp. Insured)	450,000	414,874
4% 11/15/51	250,000	224,388
5% 11/15/49	2,750,000	2,825,613
Series 2020 C1:
5% 11/15/50	1,500,000	1,540,027
5.25% 11/15/55	1,280,000	1,322,210
Series 2020 D:
4% 11/15/46	11,005,000	10,186,209
4% 11/15/47	130,000	119,771
4% 11/15/50	2,600,000	2,368,566
5% 11/15/44	2,650,000	2,754,564
Series 2020 E:
4% 11/15/45	2,550,000	2,351,157
5% 11/15/29	725,000	790,675
5% 11/15/33	540,000	588,865
Series 2021 A1:
4% 11/15/45	900,000	829,423
4% 11/15/46	250,000	228,827
4% 11/15/49	650,000	587,052
New York N Y City Transitional:
Series 2023 B, 5% 5/1/42	5,000,000	5,542,887
Series 2024 B:
5% 5/1/40	3,835,000	4,307,969
5% 5/1/41	5,570,000	6,214,376
New York Pwr. Auth.:
Series 2020 A, 4% 11/15/50	2,500,000	2,436,532
Series 2022 A, 4% 11/15/47 (Assured Guaranty Muni. Corp. Insured)	420,000	411,058
Series 2023 A, 5.25% 11/15/43 (Assured Guaranty Muni. Corp. Insured)	1,395,000	1,555,913
New York State Dorm. Auth.:
Series 2012 A, 4% 3/15/37	1,250,000	1,276,875
Series 2017 A, 5% 2/15/31	65,000	68,708
Series 2017, 5% 2/15/41	2,265,000	2,364,082
Series 2019 A:
5% 3/15/39	1,000,000	1,063,945
5% 3/15/45	2,450,000	2,563,834
Series 2019 D:
3% 2/15/49	3,295,000	2,453,170
4% 2/15/39	1,000,000	1,004,781
4% 2/15/40	4,085,000	4,092,252
4% 2/15/47	7,485,000	7,261,300
Series 2019 E, 5% 2/15/35	655,000	732,994
Series 2020 A:
3% 3/15/39	2,000,000	1,699,580
3% 3/15/42	1,000,000	806,993
4% 3/15/36	1,185,000	1,217,596
4% 3/15/37	250,000	255,049
Series 2021 A, 4% 3/15/41	510,000	509,078
Series 2021 E:
3% 3/15/50	3,275,000	2,418,476
4% 3/15/38	3,815,000	3,861,212
4% 3/15/39	2,500,000	2,514,252
4% 3/15/42	3,925,000	3,890,206
4% 3/15/45	5,890,000	5,760,041
4% 3/15/47	260,000	252,476
4% 3/15/49	2,000,000	1,929,992
Series 2022 A:
4% 3/15/34	795,000	827,420
4% 3/15/35	2,150,000	2,229,794
4% 3/15/39	2,745,000	2,760,648
4% 3/15/40	2,900,000	2,907,888
4% 3/15/49	550,000	530,748
5% 3/15/46	3,430,000	3,675,927
New York State Envir. Facilities Corp. Solid Waste Disp. Rev. Bonds (Casella Waste Systems, INC. Proj.) Series 2020 R2, 5.125%, tender 9/3/30 (b)(d)(e)	1,150,000	1,148,285
New York State Hsg. Fin. Agcy. Rev.:
Bonds Series 2021 J2:
1%, tender 11/1/26 (b)	915,000	841,043
1.1%, tender 5/1/27 (b)	3,395,000	3,044,166
Series 2020 L2, 0.75% 11/1/25	1,520,000	1,404,990
Series 2020 M2, 0.75% 11/1/25	740,000	684,008
Series J, 0.75% 5/1/25	995,000	937,052
New York State Mtg. Agcy. Homeowner Mtg.:
Series 2020 227, 2.3% 10/1/40	750,000	539,802
Series 221, 3.5% 10/1/32 (d)	105,000	102,551
New York State Urban Dev. Corp.:
Series 2020 A:
4% 3/15/39	1,280,000	1,283,861
4% 3/15/45	80,000	78,346
4% 3/15/49	505,000	491,150
Series 2020 C:
3% 3/15/48	1,750,000	1,319,886
4% 3/15/42	2,135,000	2,113,357
4% 3/15/49	2,175,000	2,112,039
5% 3/15/47	1,475,000	1,558,850
Series 2020 E:
4% 3/15/37	2,255,000	2,293,741
4% 3/15/39	1,215,000	1,218,423
4% 3/15/43	350,000	345,603
4% 3/15/44	8,095,000	7,965,215
4% 3/15/45	6,525,000	6,390,064
Series 2022 A:
5% 3/15/42	750,000	820,614
5% 3/15/43	10,000,000	10,899,892
New York State Urban Eev Corp.:
Series 2019 A, 5% 3/15/37	3,405,000	3,690,374
Series 2021 A:
3% 3/15/40	1,250,000	1,047,664
3% 3/15/50	300,000	221,540
4% 3/15/37	1,250,000	1,278,476
4% 3/15/38	1,000,000	1,006,791
Series 2023 A, 5% 3/15/49	15,000,000	16,211,550
New York Thruway Auth. Gen. Rev.:
Series 2016 A, 5% 1/1/46	2,760,000	2,793,733
Series 2019 B:
4% 1/1/38	4,150,000	4,154,185
4% 1/1/45	4,085,000	3,900,295
4% 1/1/45	1,300,000	1,274,710
4% 1/1/50	250,000	230,025
Series 2020 N, 5% 1/1/35	750,000	831,579
New York Thruway Auth. Personal Income Tax Rev.:
Series 2021 A1:
3% 3/15/48	500,000	375,570
3% 3/15/51	1,950,000	1,429,030
4% 3/15/43	750,000	750,223
4% 3/15/53	2,200,000	2,129,965
Series 2022 C:
4.125% 3/15/57	1,610,000	1,569,126
5% 3/15/53	2,210,000	2,360,627
New York Trans. Dev. Corp.:
(American Airlines, Inc. John F. Kennedy Int'l. Arpt. Proj.):
Series 2016:
5% 8/1/26 (d)	1,310,000	1,310,031
5% 8/1/31 (d)	2,635,000	2,629,850
Series 2020:
5.25% 8/1/31 (d)	805,000	826,129
5.375% 8/1/36 (d)	1,405,000	1,409,178
(Delta Air Lines, Inc. - Laguardia Arpt. Terminals C&D Redev. Proj.):
Series 2020:
4.375% 10/1/45 (d)	4,735,000	4,257,035
5% 10/1/40 (d)	4,190,000	4,158,879
Series 2023:
5.625% 4/1/40 (d)	4,535,000	4,701,000
6% 4/1/35 (d)	3,800,000	4,105,915
(Delta Air Lines, Inc. Laguardia Arpt. Terminals C&D Redev. Proj.) Series 2018:
4% 1/1/36 (d)	280,000	260,374
5% 1/1/27 (d)	4,000,000	4,030,271
(Delta Air Lines, Inc. LaGuardia Arpt. Terminals C&D Redev. Proj.) Series 2018, 5% 1/1/30 (d)	435,000	440,837
(Delta Air Lines, Inc. Laguardia Arpt. Terminals C&D Redev. Proj.) Series 2018:
5% 1/1/31 (d)	1,735,000	1,757,354
5% 1/1/32 (d)	3,510,000	3,553,321
5% 1/1/33 (d)	260,000	263,073
(Delta Air Lines, Inc. LaGuardia Arpt. Terminals C&D Redev. Proj.) Series 2018, 5% 1/1/34 (d)	885,000	894,801
(Delta Air Lines, Inc. Laguardia Arpt. Terminals C&D Redev. Proj.) Series 2018, 5% 1/1/36 (d)	710,000	714,186
(Delta Air Lines, Inc. LaGuardia Arpt. Terminals C&D Redev. Proj.) Series 2020, 5% 10/1/35 (d)	2,610,000	2,658,059
(John F. Kennedy Int'l. Arpt. New Term. One Proj.) Series 2023:
5.125% 6/30/60 (Assured Guaranty Muni. Corp. Insured) (d)	15,815,000	15,917,956
5.375% 6/30/60 (d)	7,500,000	7,502,025
5.5% 6/30/42 (Assured Guaranty Muni. Corp. Insured) (d)	2,000,000	2,137,340
6% 6/30/54 (d)	11,655,000	12,381,340
(Laguardia Arpt. Term. B Redev. Proj.) Series 2016 A:
5% 7/1/34 (d)	520,000	520,798
5% 7/1/46 (d)	12,475,000	12,350,467
(Laguardia Arpt. Term. Redev. Proj.) Series 2016 A, 5% 7/1/41 (d)	1,500,000	1,501,027
(New York State Thruway Svc. Areas Proj.) Series 2021:
4% 10/31/46 (d)	3,885,000	3,361,153
4% 4/30/53 (d)	825,000	682,236
(Term. 4 JFK Int'l. Arpt. Proj.):
Series 2020 A, 4% 12/1/38 (d)	40,000	37,487
Series 2020 C:
4% 12/1/40	480,000	461,933
5% 12/1/32	375,000	404,656
5% 12/1/35	480,000	511,884
5% 12/1/37	290,000	303,858
(Term. 4 John F. Kennedy Int'l. Arpt. Proj.):
Series 2020 A:
4% 12/1/39 (d)	105,000	97,290
5% 12/1/36 (d)	5,000	5,210
Series 2022:
5% 12/1/32 (d)	995,000	1,071,425
5% 12/1/33 (d)	1,545,000	1,661,509
5% 12/1/34 (d)	1,935,000	2,071,051
5% 12/1/35 (d)	845,000	898,762
5% 12/1/36 (d)	575,000	604,853
5% 12/1/37 (d)	1,535,000	1,606,962
5% 12/1/38 (d)	3,720,000	3,877,552
5% 12/1/39 (d)	5,550,000	5,750,752
5% 12/1/40 (d)	2,885,000	2,981,036
5% 12/1/41 (d)	2,665,000	2,746,531
5% 12/1/42 (d)	1,820,000	1,866,126
Laguardia Arpt. Term. B Redev. Proj. Series 2016 A, 4% 7/1/37 (Assured Guaranty Muni. Corp. Insured) (d)	750,000	736,625
Series 2016 A, 4% 7/1/35 (Assured Guaranty Muni. Corp. Insured) (d)	2,950,000	2,951,272
Series 2021:
2.25% 8/1/26 (d)	115,000	108,879
3% 8/1/31 (d)	565,000	494,569
Series 2022:
5% 12/1/27 (d)	750,000	795,749
5% 12/1/28 (d)	750,000	800,363
5% 12/1/29 (d)	400,000	429,433
5% 12/1/30 (d)	1,000,000	1,063,785
5% 12/1/40 (d)	250,000	262,464
New York Urban Dev. Corp. Rev.:
(New York State Gen. Oblig. Proj.) Series 2017 A, 5% 3/15/34	970,000	1,024,955
Gen. Oblig. (New York State Gen. Oblig. Proj.) Series 2017 A, 5% 3/15/32	830,000	879,704
Series 2017 C:
4% 3/15/43	3,440,000	3,396,782
4% 3/15/45	3,155,000	3,089,755
Series 2019 A, 5% 3/15/37	365,000	390,047
Niagara Area Dev. Corp. Rev. (Catholic Health Sys., Inc. Proj.) Series 2022:
4.5% 7/1/52	2,180,000	1,570,807
5% 7/1/52	325,000	248,043
Oneida County Local Dev. Corp. Rev. (Mohawk Valley Health Sys. Proj.) Series 2019 A:
3% 12/1/44 (Assured Guaranty Muni. Corp. Insured)	300,000	226,568
4% 12/1/32 (Assured Guaranty Muni. Corp. Insured)	55,000	55,275
4% 12/1/49 (Assured Guaranty Muni. Corp. Insured)	1,000,000	885,495
5% 12/1/25 (Assured Guaranty Muni. Corp. Insured)	35,000	35,018
5% 12/1/26 (Assured Guaranty Muni. Corp. Insured)	105,000	105,062
5% 12/1/30 (Assured Guaranty Muni. Corp. Insured)	85,000	92,667
Onondaga Civic Dev. Corp. (Le Moyne College Proj.):
Series 2015, 5% 7/1/45	1,725,000	1,727,685
Series 2018, 5% 1/1/43	120,000	120,808
Onondaga County Trust for Cultural Resources Rev. Series 2019:
4% 12/1/41	800,000	805,888
4% 12/1/49	2,250,000	2,195,372
5% 12/1/43	2,500,000	2,662,822
5% 12/1/45	800,000	848,647
Orange County N Y Fdg Corp. Assistance (The Hamlet at Wallkill Assisted Living Proj.) Series 2012, 6.5% 1/1/46	565,000	439,342
Port Auth. of New York & New Jersey:
Series 2020 221:
4% 7/15/50 (d)	760,000	702,778
4% 7/15/55 (d)	3,870,000	3,470,856
Series 2021 226:
5% 10/15/38 (d)	635,000	673,756
5% 10/15/39 (d)	470,000	496,031
5% 10/15/40 (d)	725,000	762,595
5% 10/15/41 (d)	420,000	440,231
Series 2022 231:
5.5% 8/1/40 (d)	1,510,000	1,648,327
5.5% 8/1/42 (d)	250,000	271,825
Series 2022 234, 5.25% 8/1/47 (d)	2,100,000	2,208,343
Series 2022 236, 5% 1/15/52 (d)	725,000	746,044
Schenectady County Cap. Resources Corp. Rev.:
(Union College Proj.) Series 2017, 5% 1/1/40	1,895,000	1,955,790
Series 2022, 5.25% 7/1/52	145,000	156,625
Suffolk County Econ. Dev. Corp. Rev. Series 2021:
4.625% 11/1/31 (e)	150,000	133,497
5.375% 11/1/54 (e)	870,000	675,065
Suffolk County Wtr. Auth. Wtrwks. Rev.:
Series 2012 A, 3.75% 6/1/36	2,800,000	2,800,382
Series 2020 B, 3% 6/1/45	250,000	198,590
Suffolk Tobacco Asset Securitization Corp. Series 2021 B2, 0% 6/1/66	2,700,000	287,642
Syracuse Indl. Dev. Auth. Pilot Rev. (Carousel Ctr. Proj.) Series 2016 A:
5% 1/1/28 (d)	355,000	262,738
5% 1/1/29 (d)	520,000	384,408
5% 1/1/30 (d)	395,000	291,869
5% 1/1/31 (d)	490,000	362,040
5% 1/1/32 (d)	910,000	672,464
5% 1/1/33 (d)	805,000	595,044
5% 1/1/34 (d)	720,000	532,408
5% 1/1/35 (d)	960,000	710,170
5% 1/1/36 (d)	310,000	229,425
Tobacco Settlement Asset Securitization Corp. Series 2017 A:
5% 6/1/33	1,100,000	1,132,621
5% 6/1/35	500,000	512,751
5% 6/1/41	575,000	576,639
Triborough Brdg & Tunl Auth.:
Series 2022 A, 4% 5/15/52	1,000,000	951,331
Series 2023 A:
5% 5/15/48	1,000,000	1,077,258
5% 5/15/53	1,500,000	1,606,252
Triborough Bridge & Tunnel Auth.:
Series 2021 A1, 5% 5/15/51	12,490,000	13,211,956
Series 2021 B, 4% 5/15/56	115,000	110,583
Series 2021 C3, 3% 5/15/51	3,250,000	2,378,867
Series 2022 D2:
4.5% 5/15/47	1,000,000	1,019,029
5.25% 5/15/47	4,100,000	4,530,123
5.5% 5/15/52	4,000,000	4,429,782
Triborough Bridge & Tunnel Auth. Revs.:
Bonds Series 2005 B 4A, U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.380% 3.944%, tender 12/1/23 (b)(c)	250,000	249,996
Series 2015 A, 5.25% 11/15/45	605,000	613,133
Series 2017 B, 5% 11/15/37	750,000	783,542
Series 2017 C2, 5% 11/15/42	2,730,000	2,848,790
Series 2018 A, 5% 11/15/43	1,000,000	1,048,445
Series 2019 C:
4% 11/15/41	4,000,000	3,969,546
4% 11/15/42	750,000	743,099
Series 2020 A, 5% 11/15/49	4,710,000	4,980,376
Series 2021 A:
4% 11/15/56	3,000,000	2,883,947
5% 11/15/51	1,400,000	1,483,690
Troy Cap. Resource Corp. Rev. (Rensselaer Polytechnic Institute Proj.) Series 2020 A:
5% 9/1/36	240,000	256,206
5% 9/1/39	800,000	837,981
Util. Debt Securitization Auth. Series 2022 TE 1, 5% 12/15/39	500,000	563,152
Westchester County Local Dev. Co.:
(Kendal On Hudson Proj.) Series 2022 B, 5% 1/1/51	500,000	454,539
(Westchester Med. Ctr. Obligated Group Proj.) Series 2023:
5% 11/1/47	455,000	472,920
5% 11/1/51	500,000	516,098
5.75% 11/1/48	805,000	884,070
5.75% 11/1/49	1,000,000	1,095,350
Series 2014 A, 5.5% 5/1/42	3,230,000	3,234,812
TOTAL NEW YORK		836,813,871
New York And New Jersey - 0.4%
Port Auth. of New York & New Jersey:
Series 198, 5% 11/15/46	1,205,000	1,234,733
Series 2013 178, 5% 12/1/28 (d)	1,150,000	1,150,506
Series 2014 183, 4% 12/15/39	1,620,000	1,621,194
Series 2014 185:
5% 9/1/31 (d)	1,250,000	1,258,664
5% 9/1/32 (d)	1,000,000	1,006,858
Series 2015 193, 5% 10/15/30 (d)	1,325,000	1,359,228
Series 2015 194:
5% 10/15/34	2,410,000	2,481,485
5% 10/15/41	7,625,000	7,781,878
Series 2021 223:
4% 7/15/40 (d)	175,000	171,316
4% 7/15/46 (d)	7,460,000	7,017,817
Series 2022 231, 5.5% 8/1/47 (d)	4,730,000	5,075,481
Series 2022 236, 5% 1/15/47 (d)	4,000,000	4,141,219
Series 2023 238:
5% 7/15/38 (d)	945,000	1,013,223
5% 7/15/39 (d)	575,000	612,635
5% 7/15/40 (d)	505,000	535,235
Series 2023 242, 5% 12/1/30 (d)	1,500,000	1,636,814
Series 214:
4% 9/1/37 (d)	470,000	464,222
4% 9/1/39 (d)	195,000	191,283
4% 9/1/43 (d)	890,000	856,463
Series 218:
4% 11/1/47 (d)	5,000,000	4,679,842
5% 11/1/44 (d)	750,000	767,836
Series 221, 4% 7/15/45 (d)	305,000	290,564
Series 223, 4% 7/15/38 (d)	595,000	585,658
TOTAL NEW YORK AND NEW JERSEY		45,934,154
Non-State Specific - 0.0%
Affordable Hsg. Opportunities T Series 2022, 3.528% 5/1/39 (e)	2,325,000	1,861,297
Frete 2021-Ml12 Trust Series 2021, 1.2231% 7/25/41 (b)(e)	3,392,681	325,736
TOTAL NON-STATE SPECIFIC		2,187,033
North Carolina - 0.7%
Charlotte Ctfs. of Prtn. (Convention Facility Projs.) Series 2019 A:
4% 6/1/39	55,000	55,307
4% 6/1/49	110,000	107,021
5% 6/1/46	980,000	1,030,625
Charlotte Int'l. Arpt. Rev.:
Series 2017 A:
5% 7/1/30	185,000	198,352
5% 7/1/33	185,000	198,060
5% 7/1/35	110,000	117,137
5% 7/1/37	425,000	448,532
5% 7/1/42	160,000	166,673
Series 2017 B:
5% 7/1/25 (d)	10,000	10,199
5% 7/1/26 (d)	10,000	10,359
5% 7/1/27 (d)	25,000	26,323
5% 7/1/28 (d)	20,000	20,961
5% 7/1/29 (d)	30,000	31,278
5% 7/1/30 (d)	30,000	31,252
5% 7/1/31 (d)	60,000	62,474
5% 7/1/32 (d)	60,000	62,445
5% 7/1/33 (d)	65,000	67,614
5% 7/1/34 (d)	65,000	67,539
5% 7/1/35 (d)	45,000	46,652
5% 7/1/36 (d)	40,000	41,300
5% 7/1/37 (d)	45,000	46,238
5% 7/1/42 (d)	145,000	147,883
Series 2017 C:
4% 7/1/32	175,000	178,622
4% 7/1/36	85,000	86,174
4% 7/1/37	85,000	85,751
Series 2019 A:
4% 7/1/44	400,000	396,344
5% 7/1/49	1,805,000	1,892,180
Series 2019 B:
4% 7/1/44 (d)	550,000	515,738
5% 7/1/49 (d)	565,000	573,940
Durham County Gen. Oblig. Series 2016, 3% 10/1/29	750,000	743,805
Forsyth County Series 2021 B:
2% 3/1/38	5,655,000	4,205,646
2% 3/1/39	1,000,000	724,840
Greater Asheville Reg'l. Arpt. Auth.:
Series 2022 A, 5.5% 7/1/47 (Assured Guaranty Muni. Corp. Insured) (d)	4,170,000	4,503,103
Series 2023, 5.25% 7/1/48 (d)	190,000	200,689
Mecklenburg County Gen. Oblig.:
Series 2016 A, 5% 9/1/25	1,975,000	2,044,436
Series 2017 A, 5% 4/1/25	305,000	312,958
New Hanover County Hosp. Rev. Series 2017, 5% 10/1/27 (Escrowed to Maturity)	65,000	69,817
North Carolina Cap. Facilities Fin. Agcy. Edl. Facilities Rev. Series 2021, 4% 5/1/32	210,000	214,488
North Carolina Grant Anticipation Rev. Series 2021, 2% 3/1/36	2,495,000	1,971,304
North Carolina Hsg. Fin. Agcy. Home Ownership Rev.:
Series 2018 39B, 4% 7/1/48	750,000	745,535
Series 2019 42, 4% 1/1/50	650,000	645,806
Series 2020 44, 4% 7/1/50	260,000	258,029
Series 2022 49:
5% 7/1/47	320,000	328,991
6% 7/1/53	1,495,000	1,595,739
Series 2023 52A, 6.25% 1/1/55	1,500,000	1,636,357
North Carolina Med. Care Commission Health Care Facilities Rev.:
Bonds Series 2019 C, 2.55%, tender 6/1/26 (b)	2,190,000	2,143,802
Series 2015:
5% 10/1/25	275,000	273,562
5% 10/1/30	320,000	311,859
5% 10/1/35	870,000	822,351
5% 6/1/40	3,730,000	3,770,507
Series 2019 A:
4% 11/1/52	665,000	620,201
5% 12/1/29	80,000	86,087
5% 12/1/30	80,000	86,108
5% 12/1/32	60,000	64,528
5% 12/1/33	45,000	48,337
Series 2020 A:
3% 7/1/45	1,130,000	840,083
5% 10/1/40	195,000	195,770
5% 10/1/45	185,000	181,612
5% 10/1/50	115,000	110,879
Series 2021 A:
4% 3/1/29	55,000	51,070
4% 3/1/36	335,000	277,718
4% 3/1/41	95,000	71,800
4% 3/1/51	1,585,000	1,059,545
Series 2021 C:
4% 3/1/36	445,000	368,909
4% 3/1/42	730,000	542,943
North Carolina Med. Care Commission Retirement Facilities Rev.:
(Salemtowne Proj.) Series 2015:
5.25% 10/1/35	295,000	275,244
5.25% 10/1/37	130,000	117,401
5.375% 10/1/45	1,655,000	1,400,201
(The Forest at Duke Proj.) Series 2021:
4% 9/1/41	150,000	121,324
4% 9/1/51	680,000	500,908
(The Pines at Davidson Proj.) Series 2019 A, 5% 1/1/49	175,000	159,185
Series 2015 A, 5% 9/1/37 (Pre-Refunded to 9/1/24 @ 100)	315,000	319,018
Series 2015:
4.7% 7/1/37	385,000	313,162
4.875% 7/1/40	755,000	597,153
5% 7/1/45	625,000	473,836
Series 2016:
5% 10/1/31	245,000	239,862
5% 10/1/37	220,000	203,206
Series 2017 A, 5% 7/1/47	165,000	122,742
Series 2019 A:
5% 7/1/39	420,000	375,896
5% 7/1/44	615,000	522,226
5% 7/1/49	295,000	243,018
Series 2021 A:
4% 9/1/41	150,000	121,613
4% 9/1/47	135,000	102,589
4% 9/1/51	135,000	99,445
4% 1/1/52	370,000	269,318
Series 2021, 4% 9/1/46	300,000	230,359
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 2015 A, 5% 1/1/28	2,255,000	2,336,576
Series 2015 C, 5% 1/1/29	445,000	460,632
North Carolina State Ed. Assistance Auth. Student Ln. Rev. Series 2023 A, 5% 6/1/43 (d)(i)	965,000	971,193
North Carolina Tpk. Auth. Monroe Expressway Toll Rev. Series 2016 A:
5% 7/1/42	595,000	603,410
5% 7/1/47	1,670,000	1,686,296
5% 7/1/51	3,535,000	3,565,309
5% 7/1/54	3,535,000	3,561,309
North Carolina Tpk. Auth. Triangle Expressway Sys.:
Series 2017:
5% 1/1/27 (Assured Guaranty Muni. Corp. Insured)	750,000	789,668
5% 1/1/30	205,000	212,952
5% 1/1/31 (Assured Guaranty Muni. Corp. Insured)	340,000	356,982
5% 1/1/32	580,000	601,830
Series 2018:
5% 1/1/36 (Assured Guaranty Muni. Corp. Insured)	2,850,000	3,039,233
5% 1/1/40	3,255,000	3,352,582
Series 2019:
4% 1/1/55	180,000	159,293
5% 1/1/43	850,000	874,388
5% 1/1/44	315,000	323,856
5% 1/1/49	2,575,000	2,633,952
5% 1/1/49	300,000	309,276
5% 1/1/49 (Assured Guaranty Muni. Corp. Insured)	630,000	649,479
Series 2020 C, 5% 2/1/24 (Escrowed to Maturity)	5,620,000	5,634,180
Northern Hosp. District Surry County Series 2017:
5% 10/1/27	320,000	328,301
5% 10/1/31	265,000	266,453
5% 10/1/33	290,000	291,579
Raleigh Durham Arpt. Auth. Arpt. Rev. Series 2020 A:
5% 5/1/30 (d)	265,000	288,925
5% 5/1/32 (d)	210,000	227,967
5% 5/1/33 (d)	210,000	227,773
5% 5/1/34 (d)	635,000	687,632
5% 5/1/35 (d)	295,000	318,356
Union County Gen. Oblig. Series 2019 C, 2.5% 9/1/36	590,000	507,580
TOTAL NORTH CAROLINA		80,926,855
North Dakota - 0.2%
Cass County Health Care Facilities Rev. Series 2018 B, 5.25% 2/15/53	400,000	404,189
Grand Forks Health Care Sys. Rev.:
Series 2021:
3% 12/1/46	5,650,000	4,107,061
4% 12/1/35	1,270,000	1,175,425
4% 12/1/36	1,095,000	1,001,333
4% 12/1/37	970,000	881,968
4% 12/1/38	885,000	797,279
5% 12/1/33	1,325,000	1,375,049
5% 12/1/34	1,590,000	1,642,992
Series 2023 A:
5% 12/1/48 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,044,035
5% 12/1/53 (Assured Guaranty Muni. Corp. Insured)	3,715,000	3,854,584
North Dakota Hsg. Fin. Agcy.:
Series 2021 A, 3% 1/1/52	655,000	632,352
Series 2021 B, 3% 7/1/52	2,025,000	1,937,822
Univ. of North Dakota Series 2021 A, 3% 6/1/61 (Assured Guaranty Muni. Corp. Insured)	2,395,000	1,565,120
Univ. of North Dakota Hsg. and Auxiliary Facilities Rev. Series 2019 A, 4% 4/1/39 (Assured Guaranty Muni. Corp. Insured)	495,000	492,084
Ward County Health Care Facility Rev. Series 2017 C:
5% 6/1/34	830,000	778,594
5% 6/1/38	770,000	689,686
5% 6/1/48	40,000	32,910
5% 6/1/53	1,340,000	1,058,924
TOTAL NORTH DAKOTA		23,471,407
Ohio - 1.9%
Akron Bath Copley Hosp. District Rev.:
Series 2016, 5.25% 11/15/46	3,045,000	3,058,540
Series 2020, 5% 11/15/31	25,000	26,767
Allen County Hosp. Facilities Rev.:
(Mercy Health) Series 2017 A:
5% 8/1/25	365,000	374,771
5% 8/1/26	245,000	256,064
5% 8/1/27	305,000	324,470
5% 8/1/28	345,000	370,159
5% 8/1/29	640,000	685,035
5% 8/1/30	515,000	550,894
Series 2020 A, 4% 12/1/40	2,825,000	2,751,836
American Muni. Pwr., Inc. (Solar Electricity Prepayment Proj.) Series 2019 A:
5% 2/15/38	85,000	89,244
5% 2/15/39	55,000	57,283
5% 2/15/44	175,000	179,136
American Muni. Pwr., Inc. Rev.:
(Greenup Hydroelectric Proj.):
Series 2016 A, 5% 2/15/41	290,000	295,411
Series 2016, 5% 2/15/46	1,675,000	1,698,514
Series 2021 A:
4% 2/15/34	3,000,000	3,066,809
4% 2/15/36	480,000	490,182
4% 2/15/38	1,675,000	1,659,657
5% 2/15/35	845,000	932,139
Brunswick Ohio City School District Series 2023:
5.25% 12/1/53	1,165,000	1,242,288
5.5% 12/1/60	2,160,000	2,327,622
Buckeye Tobacco Settlement Fing. Auth.:
Series 2020 A, 0% 6/1/57	10,590,000	1,084,891
Series 2020 A2:
3% 6/1/48	2,150,000	1,561,196
4% 6/1/37	765,000	760,265
4% 6/1/38	1,240,000	1,216,979
4% 6/1/39	1,270,000	1,239,869
4% 6/1/48	6,360,000	5,565,041
5% 6/1/27	125,000	130,136
5% 6/1/29	3,230,000	3,437,133
5% 6/1/32	1,650,000	1,759,049
5% 6/1/33	5,475,000	5,833,804
5% 6/1/34	70,000	74,494
5% 6/1/36	705,000	742,919
Series 2020 B2, 5% 6/1/55	52,320,000	46,158,577
Chillicothe Hosp. Facilities Rev. (Adena Health Sys. Oblig. Group Proj.) Series 2017, 5% 12/1/47	770,000	775,741
Cleveland Arpt. Sys. Rev.:
Series 2016 A:
5% 1/1/25 (Assured Guaranty Muni. Corp. Insured)	45,000	45,805
5% 1/1/26 (Assured Guaranty Muni. Corp. Insured)	30,000	30,539
5% 1/1/27 (Assured Guaranty Muni. Corp. Insured)	120,000	121,880
5% 1/1/31 (Assured Guaranty Muni. Corp. Insured)	55,000	55,775
Series 2018 B, 5% 1/1/48	1,750,000	1,795,268
Cleveland Income Tax Rev. Series 2018 A:
5% 10/1/35	110,000	117,946
5% 10/1/37	70,000	74,207
5% 10/1/38	85,000	89,790
Cleveland-Cuyahoga County Port Auth.:
(Centers for Dialysis Care Proj.) Series 2017 A, 5% 12/1/42	300,000	298,114
(Flats East Bank Proj.):
Series 2021 A, 4% 12/1/55 (e)	175,000	138,772
Series 2021 B, 4.5% 12/1/55 (e)	100,000	80,938
(Playhouse Square Foundation Proj.) Series 2018:
5.5% 12/1/43	240,000	239,985
5.5% 12/1/53	1,370,000	1,323,202
(The Cleveland Museum of Natural History Proj.) Series 2021:
4% 7/1/40	85,000	82,977
4% 7/1/41	105,000	101,925
4% 7/1/46	220,000	204,560
4% 7/1/51	295,000	269,903
Cleveland-Cuyahoga County Port Auth. Rev. (Euclid Avenue Dev. Corp. Proj.):
Series 2019, 4% 8/1/44	450,000	422,056
Series 2022 A:
5% 8/1/39	1,145,000	1,197,630
5.25% 8/1/40	1,205,000	1,266,952
5.25% 8/1/41	1,270,000	1,338,440
5.25% 8/1/42	1,340,000	1,402,342
Columbus City School District Series 2016 A:
5% 12/1/29	255,000	267,935
5% 12/1/32	50,000	52,230
5% 12/1/32 (Pre-Refunded to 6/1/26 @ 100)	5,000	5,235
Cuyahoga County Hosp. Rev. Series 2017:
4.75% 2/15/47	865,000	846,798
5% 2/15/37	300,000	303,611
5% 2/15/42	840,000	844,326
5% 2/15/52	775,000	768,489
5% 2/15/57	770,000	750,673
5.25% 2/15/47	735,000	738,321
5.5% 2/15/52	4,220,000	4,269,403
5.5% 2/15/57	7,380,000	7,452,850
Cuyahoga Metropolitan Hsg. Auth. (2045 Initiative Proj.) Series 2021, 2% 12/1/31	620,000	549,968
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013:
4.25% 6/15/24	25,000	24,898
5% 6/15/25	5,000	5,000
5% 6/15/26	5,000	5,000
5% 6/15/27	5,000	5,000
5% 6/15/28	5,000	4,990
5.25% 6/15/43	280,000	249,672
Franklin County Convention Facilities Auth. (Greater Columbus Convention Ctr. Hotel Expansion Proj.) Series 2019:
5% 12/1/44	2,015,000	1,872,498
5% 12/1/46	775,000	806,516
5% 12/1/51	2,955,000	2,685,967
5% 12/1/51	1,165,000	1,204,473
Franklin County Hosp. Facilities Rev.:
(Ohiohealth Corp. Proj.) Series 2015, 5% 5/15/40	1,000,000	1,010,136
Series 2015, 5% 5/15/45	1,500,000	1,513,010
Series 2018 A, 4% 5/15/47	1,395,000	1,299,952
Franklin County Rev. Series 2017 OH, 5% 12/1/46	1,410,000	1,425,071
Greater Cincinnati Elderly Hsg. Dev. Corp. Series 1994 A, 6.6% 8/1/25	30,000	30,101
Hamilton County Healthcare Rev.:
(Life Enriching Cmntys. Proj.):
Series 2016:
5% 1/1/36	440,000	427,937
5% 1/1/51	65,000	56,349
Series 2017 A, 5% 1/1/52	295,000	254,814
(Life Enriching Communitites Proj.) Series 2016, 5% 1/1/46	1,240,000	1,103,193
Series 2023 A, 5.75% 1/1/53	610,000	604,860
Hamilton County Hosp. Facilities Rev. (Trihealth, Inc. Obligated Group Proj.) Series 2017 A, 5% 8/15/33	55,000	57,636
Hamilton County Swr. Sys. Rev. Series 2013 A, 5% 12/1/24 (Pre-Refunded to 12/1/23 @ 100)	1,000,000	1,000,000
Indian Creek Loc Scd Series 2018 A, 5% 11/1/45	320,000	334,550
Lake County Hosp. Facilities Rev. Series 2015, 5% 8/15/27 (Pre-Refunded to 8/15/25 @ 100)	5,000	5,125
Lancaster Port Auth. Gas Rev. Bonds Series 2019, 5%, tender 2/1/25 (b)	2,545,000	2,569,551
Marion County Health Care Rev. Series 2019:
5% 12/1/39	230,000	186,153
5.125% 12/1/49	255,000	191,997
Miami County Hosp. Facilities Rev. (Kettering Health Network Obligated Group Proj.) Series 2019:
5% 8/1/45	230,000	233,216
5% 8/1/49	2,100,000	2,109,772
Middleburg Heights Hosp. Rev.:
Series 2020 A, 4% 8/1/47	370,000	317,155
Series 2021 A, 4% 8/1/41	2,005,000	1,825,962
Montgomery County Hosp. Rev.:
(Kettering Health Network Obligated Group Proj.) Series 2021:
4% 8/1/51	800,000	702,874
5% 8/1/30	990,000	1,082,872
Series 2019 A:
4% 11/15/38	485,000	446,672
4% 11/15/45	225,000	193,507
5% 11/15/34	210,000	218,566
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013:
5% 2/15/27	510,000	509,983
5% 2/15/33	1,565,000	1,535,581
5% 2/15/44	705,000	647,310
Northeast Ohio Med. Univ. Series 2021 A:
4% 12/1/35	25,000	24,429
4% 12/1/45	20,000	17,390
Ohio Air Quality Dev. Auth. Exempt Facilities Rev.:
(AMG Vanadium Proj.) Series 2019, 5% 7/1/49 (d)(e)	6,450,000	5,463,218
(Pratt Paper (OH), LLC Proj.) Series 2017:
4.25% 1/15/38 (d)(e)	100,000	94,306
4.5% 1/15/48 (d)(e)	1,290,000	1,171,582
(Pratt Paper, LLC Proj.) Series 2017, 3.75% 1/15/28 (d)(e)	1,410,000	1,385,685
Ohio Air Quality Dev. Auth. Rev.:
(Ohio Valley Elec. Corp. Proj.) Series 2019 A, 3.25% 9/1/29	1,800,000	1,721,255
Bonds:
(American Elec. Co. Proj.):
Series 2005 D, 2.1%, tender 10/1/24 (b)(d)	7,465,000	7,253,449
Series 2007 B, 2.5%, tender 10/1/29 (b)(d)	360,000	313,230
Series 2014 B, 2.6%, tender 10/1/29 (b)(d)	985,000	861,940
(American Elec. Pwr. Co. Proj.):
Series 2005 C, 2.1%, tender 10/1/24 (b)(d)	835,000	811,337
Series 2014 C, 2.1%, tender 10/1/24 (b)(d)	1,790,000	1,739,273
(Duke Energy Corp. Proj.) Series 2022 B, 4%, tender 6/1/27 (b)	835,000	835,264
Series 2022 B, 4.25%, tender 6/1/27 (b)(d)	1,975,000	1,981,982
Ohio Gen. Oblig.:
Series 2021 A:
5% 3/1/29	470,000	523,177
5% 3/1/29	630,000	701,280
5% 3/1/30	570,000	644,599
5% 3/1/30	855,000	966,898
Series 2021 B:
5% 2/1/29	1,140,000	1,267,276
5% 2/1/30	950,000	1,072,878
Series 2021 C:
5% 3/15/29	1,425,000	1,587,220
5% 3/15/30	1,425,000	1,612,513
Ohio Higher Ed. Facilities Commission Healthcare Rev. Series 2018, 5.25% 1/1/48	250,000	230,745
Ohio Higher Edl. Facility Commission Rev.:
(Kenyon College 2020 Proj.) Series 2020:
4% 7/1/40	45,000	44,321
5% 7/1/35	170,000	184,996
5% 7/1/42	290,000	302,888
(Kenyon College, Oh. Proj.) Series 2017, 5% 7/1/42	110,000	112,822
(The Univ. of Findlay 2019 Proj.) Series 2019, 5% 3/1/44	350,000	323,701
(Tiffin Univ. 2019 Proj.) Series 2019, 4% 11/1/49	300,000	218,062
(Univ. of Dayton 2018 Proj.) Series 2018 B, 5% 12/1/34	130,000	138,101
(Univ. of Dayton Proj.) Series 2018 B, 5% 12/1/36	1,070,000	1,123,111
Series 2016, 5% 11/1/41	640,000	649,888
Series 2019, 4% 10/1/44	100,000	91,362
Series 2022:
5.125% 12/1/42	305,000	296,813
5.375% 12/1/52	485,000	467,708
Ohio Hosp. Facilities Rev.:
Series 2017 A:
5% 1/1/29	760,000	822,565
5% 1/1/31	10,000	10,797
Series 2021 B:
5% 1/1/26	990,000	1,028,076
5% 1/1/27	2,295,000	2,434,367
Ohio Hosp. Rev.:
Series 2020 A:
4% 1/15/38	150,000	147,863
4% 1/15/39	280,000	273,064
4% 1/15/50	390,000	355,990
4% 1/15/50	245,000	218,826
5% 1/15/50	2,710,000	2,780,810
Series 2020:
3% 1/15/45	2,150,000	1,618,447
4% 11/15/36	135,000	127,396
4% 11/15/38	130,000	118,165
4% 11/15/40	125,000	110,891
Series 2021 A, 4% 1/15/46	250,000	228,418
Series 2021 E:
4% 1/15/37	480,000	480,957
4% 1/15/41	320,000	305,752
Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev. (Sanctuary at Springboro Proj.) Series 2017, 5.45% 1/1/38 (e)	250,000	188,576
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.:
(Mtg. Backed Securities Prog.) Series 2019 B, 4.5% 3/1/50	105,000	105,288
(Mtg.-Backed Secrities Prog.) Series 2023 A:
4.8% 9/1/48	2,355,000	2,387,991
4.9% 9/1/53	1,130,000	1,152,860
(Mtg.-Backed Securities Prog.):
Series 2018 A, 4.5% 9/1/48	795,000	798,541
Series 2023 B, 6% 3/1/55	1,155,000	1,261,427
Ohio Major New State Infrastructure Rev.:
Series 2021 1A:
5% 12/15/29	1,415,000	1,583,851
5% 12/15/30	1,270,000	1,443,041
5% 12/15/31	90,000	103,994
Series 2022 1, 5% 12/15/23	1,500,000	1,500,825
Ohio Private Activity Rev. (Portsmouth Bypass Proj.):
Series 2015 A, 5% 12/31/35 (Assured Guaranty Muni. Corp. Insured) (d)	1,650,000	1,669,256
Series 2015:
5% 12/31/39 (d)	565,000	568,012
5% 6/30/53 (d)	400,000	400,331
Ohio State Univ. Gen. Receipts Series 2021 A, 4% 12/1/48	2,400,000	2,359,258
Ohio Tpk. Commission Tpk. Rev.:
(Infrastructure Proj.) Series 2005 A, 0% 2/15/42	645,000	283,852
(Infrastructure Projs.) Series 2022 A, 5% 2/15/39	585,000	652,418
Series A, 5% 2/15/51	6,640,000	7,038,184
Ross County Hosp. Facilities Rev. (Adena Health Sys. Obligated Group Proj.) Series 2019:
5% 12/1/23	30,000	30,000
5% 12/1/24	35,000	35,465
5% 12/1/25	30,000	30,873
5% 12/1/26	40,000	41,915
Scioto County Hosp. Facilities Rev.:
Series 2016:
5% 2/15/26	125,000	128,420
5% 2/15/27	105,000	108,120
5% 2/15/29	340,000	348,241
5% 2/15/34	55,000	55,762
Series 2019, 5% 2/15/29	680,000	704,325
Summit County Dev. Fin. Authp (Univ. of Akron Parking Proj.) Series 2023, 6% 12/1/58	1,000,000	1,022,608
Toledo Hosp. 6.015% 11/15/48	600,000	450,666
Toledo-Lucas County Port Auth.:
(Univ. of Toledo Parking Proj.) Series 2021, 4% 1/1/57	350,000	259,801
Series 2014 A, 5% 7/1/46	350,000	321,166
Univ. of Akron Gen. Receipts:
Series 2016 A, 5% 1/1/35	545,000	561,075
Series 2019 A:
4% 1/1/28	205,000	211,506
5% 1/1/30	100,000	110,073
Washington County Hosp. Rev. Series 2022:
6% 12/1/28	660,000	668,744
6% 12/1/29	700,000	710,079
6% 12/1/30	740,000	751,073
6% 12/1/31	790,000	801,913
Worthington City School District Series 2023, 5.5% 12/1/54	4,350,000	4,811,629
TOTAL OHIO		230,041,921
Oklahoma - 0.2%
Catoosa Indl. Auth. Series 2018, 4% 10/1/28	5,000	4,819
Edmond Pub. Works Auth. Sales Tax & Util. Sys. Rev. Series 2017, 5% 7/1/42	1,595,000	1,649,608
Lincoln County Edl. Facilities Rev. (Stroud Pub. Schools Proj.) Series 2016:
5% 9/1/28	750,000	780,407
5% 9/1/29	250,000	259,737
Norman Reg'l. Hosp. Auth. Hosp. Rev. Series 2019:
4% 9/1/45	1,165,000	949,521
5% 9/1/45	700,000	699,621
Oklahoma City Arpt. Trust Series 33, 5% 7/1/47 (d)	275,000	279,229
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2015:
5% 10/1/28	155,000	160,268
5% 10/1/29	170,000	175,686
5% 10/1/32	60,000	61,931
5% 10/1/36	120,000	122,790
5% 10/1/39	245,000	248,100
Oklahoma County Fin. Auth. Rev.:
(Epworth Villa Proj.):
Series 2004 B, 5.75% 4/1/27 (b)(h)	90,000	58,500
Series 2005 B, 6% 4/1/30 (b)(h)	115,000	74,750
Series 2012 A:
5% 4/1/33 (h)	435,000	282,750
5.125% 4/1/42 (h)	420,000	273,000
Series 2005 A, 5.875% 4/1/30 (h)	550,000	357,500
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (OU Medicine Proj.):
Series 2018 B:
5% 8/15/38	240,000	226,054
5.25% 8/15/43	80,000	76,908
5.25% 8/15/48	1,490,000	1,394,257
5.5% 8/15/52	2,110,000	2,040,198
5.5% 8/15/57	3,945,000	3,782,517
Series 2018 C, 5.45% 8/15/28	1,602,000	1,407,104
Oklahoma Dev. Fin. Auth. Rev.:
(Oklahoma City Univ. Proj.) Series 2019:
5% 8/1/26	25,000	25,395
5% 8/1/44	570,000	544,800
Series 2015, 5% 7/1/42	315,000	263,254
Oklahoma Hsg. Fin. Agcy. Single Family Mtg. Rev. (Homeownership Ln. Prog.):
Series 2018 A, 4.75% 9/1/48	300,000	302,295
Series 2023 C, 6% 3/1/54	215,000	234,876
Oklahoma Tpk. Auth. Tpk. Rev. Series 2023:
4.5% 1/1/53	2,225,000	2,247,935
5.5% 1/1/53	6,175,000	6,823,490
Payne County Econ. Dev. Auth. Series 2016 A, 6.875% 11/1/46	455,845	319
Tulsa Indl. Auth. Rev. (Montereau, Inc. Proj.) Series 2017, 5.25% 11/15/45	1,455,000	1,373,539
Tulsa Int'l. Arpt. Gen. Rev. Series 2015 A, 5% 6/1/45 (Pre-Refunded to 6/1/24 @ 100) (d)	160,000	161,033
Tulsa Muni. Arpt. Trust Rev. Series 2001 B, 5.5% 12/1/35 (d)	1,550,000	1,550,242
Weatherford Indl. Trust Edl. Facilities Lease Rev. (Weatherford Pub. Schools Proj.) Series 2019, 5% 3/1/33	500,000	539,206
TOTAL OKLAHOMA		29,431,639
Oregon - 0.5%
Beaverton School District Series 2022 A:
0% 6/15/37	8,000,000	4,491,944
0% 6/15/38	5,000,000	2,636,257
0% 6/15/39	5,000,000	2,483,755
0% 6/15/40	5,000,000	2,351,967
0% 6/15/41	1,250,000	556,386
Clackamas County Hosp. Facility Auth.:
(Willamette View, Inc.) Series 2017 A, 5% 11/15/47	195,000	169,050
(Williamette View Proj.) Series 2017 A, 5% 11/15/32	135,000	132,328
(Williamette View, Inc.) Series 2017 A:
5% 11/15/37	70,000	65,647
5% 11/15/52	210,000	177,774
Medford Hosp. Facilities Auth. Rev. (Asante Projs.) Series 2020 A:
4% 8/15/50	320,000	295,089
5% 8/15/36	85,000	91,318
5% 8/15/38	235,000	248,081
5% 8/15/45	725,000	746,449
Multnomah County School District 40 Series 2023 B, 5.5% 6/15/53	875,000	979,749
Multnomah County Hosp. Facilities Auth. Rev.:
Series 2021 A:
4% 12/1/41	630,000	460,043
4% 12/1/51	470,000	304,972
Series 2021 B1, 1.2% 6/1/28	165,000	140,052
Series 2021 B2, 0.95% 6/1/27	435,000	381,745
Series 2021 C, 1.25% 6/1/26	210,000	193,049
Multnomah County School District #1J Portland Series 2023, 5% 6/15/25	1,500,000	1,544,693
Oregon Bus. Dev. Commission Recovery Zone Facility Bonds (Intel Corp. Proj.) Series 2023 232, 3.8%, tender 6/15/28 (b)	3,500,000	3,537,185
Oregon Dept. of Trans. Hwy. User Tax Rev. Series 2022 A, 5.25% 11/15/47	750,000	830,541
Oregon Facilities Auth. Rev.:
(Legacy Health Proj.) Series 2016 A, 5% 6/1/46	2,655,000	2,663,357
Series 2022 A, 5% 6/1/52	2,200,000	2,269,300
Series 2022 B, 5% 6/1/30	675,000	733,754
Oregon Health and Science Univ. Spl. Rev. Series 2016 B, 5% 7/1/34	1,600,000	1,664,008
Oregon St Facilities Auth. Lease Rent Series 2023, 4.9% 9/15/35	3,545,000	3,734,063
Oregon State Dept. of Administrative Svcs. Lottery Rev. Series 2015 C, 5% 4/1/24	500,000	502,987
Oregon State Hsg. & Cmnty. Svcs. Dept.:
(Single Family Mtg. Prog.) Series A, 3.5% 1/1/51	510,000	499,871
(Single-Family Mtg. Prog.) Series 2019 A, 2.65% 7/1/39	485,000	383,140
Series 2019 A, 4% 7/1/50	1,580,000	1,571,796
Polk Marion & Benton School District # 13J Series B, 0% 12/15/38	120,000	63,366
Port of Portland Arpt. Rev.:
Series 2017 24B, 5% 7/1/42 (d)	1,170,000	1,190,220
Series 2020 26C, 5% 7/1/28 (d)	265,000	281,817
Series 2020 27A:
4% 7/1/39 (d)	1,475,000	1,433,885
4% 7/1/50 (d)	1,580,000	1,429,122
5% 7/1/45 (d)	3,595,000	3,705,792
Series 2022 28:
5% 7/1/41 (d)	4,240,000	4,475,437
5% 7/1/52 (d)	3,555,000	3,663,407
Series 2023 29, 5.5% 7/1/48 (d)	1,750,000	1,899,145
Salem Hosp. Facility Auth. Rev.:
(Cap. Manor Proj.) Series 2022, 4% 5/15/47	525,000	392,135
(Salem Health Projs.) Series 2019 A, 3% 5/15/49	2,605,000	1,917,020
Series 2016 A, 4% 5/15/41	620,000	586,320
Washington, Multnomah & Yamhill County School District #1J Series 2017:
5% 6/15/33	60,000	64,057
5% 6/15/35	175,000	185,989
5% 6/15/36	170,000	179,974
5% 6/15/38	170,000	178,237
Yamhill County Hosp. Auth. Rev.:
Series 2016 A:
4% 11/15/26	30,000	28,688
5% 11/15/31	50,000	46,635
5% 11/15/36	65,000	56,653
5% 11/15/46	370,000	283,994
Series 2021 A:
5% 11/15/36	155,000	135,097
5% 11/15/46	365,000	280,156
5% 11/15/51	155,000	115,672
5% 11/15/56	895,000	653,303
Series 2021 B1, 2.5% 11/15/28	185,000	162,122
Series 2021 B2, 2.125% 11/15/27	30,000	28,246
TOTAL OREGON		60,276,839
Pennsylvania - 3.6%
Allegheny County Indl. Dev. Auth. Series 2013, 6% 7/15/38	250,000	250,172
Allegheny County Arpt. Auth. Rev.:
Series 2021 A:
4% 1/1/38 (d)	500,000	484,069
4% 1/1/56 (d)	1,000,000	865,560
5% 1/1/51 (d)	6,560,000	6,700,269
5% 1/1/56 (d)	3,980,000	4,053,831
Series 2021 B:
5% 1/1/51	830,000	857,859
5% 1/1/56	700,000	719,349
Series 2023 A:
5.5% 1/1/48 (Assured Guaranty Muni. Corp. Insured) (d)	5,815,000	6,289,489
5.5% 1/1/53 (Assured Guaranty Muni. Corp. Insured) (d)	11,325,000	12,179,723
Allegheny County Hosp. Dev. Auth. Rev.:
Series 2018 A:
4% 4/1/44	600,000	558,109
4% 4/1/44	1,410,000	1,313,333
5% 4/1/47	230,000	232,503
Series 2019 A:
4% 7/15/36	140,000	140,763
4% 7/15/37	1,085,000	1,082,811
4% 7/15/39	1,325,000	1,299,410
Allegheny County Indl. Dev. Auth. Enviromental Impt. Rev. (United States Steel Corp. Proj.) Series 2019, 4.875% 11/1/24	170,000	169,419
Allegheny County Indl. Dev. Auth. Rev. Series 2021:
3.5% 12/1/31	430,000	345,681
4% 12/1/41	935,000	632,957
4.25% 12/1/50	1,040,000	651,934
Allentown Commercial & Indl. Dev. A (Lincoln Leadership Academy Charter School Proj.) Series 2023, 5.75% 6/15/43	270,000	276,700
Allentown Neighborhood Impt. Zone Dev. Auth. Tax Rev.:
(615 Waterfront Proj.) Series 2021, 6% 5/1/42 (e)	350,000	357,523
(City Ctr. Proj.) Series 2018, 5.125% 5/1/32 (e)	350,000	354,594
(City Ctr. Rfdg. Proj.):
Series 2017:
5% 5/1/27 (e)	1,205,000	1,225,123
5% 5/1/32 (e)	490,000	498,754
5% 5/1/42 (e)	1,765,000	1,731,613
Series 2018:
5% 5/1/33 (e)	490,000	499,309
5% 5/1/42 (e)	1,350,000	1,321,323
5.375% 5/1/42 (e)	1,340,000	1,341,750
Series 2022:
5% 5/1/25	500,000	505,999
5% 5/1/28	25,000	26,094
5% 5/1/30	25,000	26,243
5% 5/1/31	95,000	100,082
5% 5/1/32	135,000	142,800
5% 5/1/33	115,000	121,515
5% 5/1/34	105,000	110,725
5% 5/1/35	120,000	125,916
5% 5/1/42	2,420,000	2,413,595
5.25% 5/1/42 (e)	1,420,000	1,398,087
Allentown School District Series 2019 C:
4% 2/1/35	245,000	250,515
4% 2/1/36	230,000	233,713
Armstrong School District Series 2019 A:
4% 3/15/35	105,000	107,356
4% 3/15/36	225,000	229,507
4% 3/15/37	105,000	106,091
4% 3/15/38	105,000	106,020
4% 3/15/41	530,000	529,042
Beaver County Econ. Dev. Auth. Series 2020:
4% 11/15/35	485,000	497,015
4% 11/15/36	180,000	183,304
Berks County Indl. Dev. Auth. Health Sys. Rev.:
(Tower Health Proj.) Series 2017:
5% 11/1/28	240,000	132,908
5% 11/1/37	200,000	106,096
5% 11/1/47	310,000	164,347
(Tower Heatlh Proj.) Series 2017:
5% 11/1/29	840,000	446,622
5% 11/1/30	430,000	228,495
Berks County Muni. Auth. Rev.:
(The Reading Hosp. and Med. Ctr. Proj.) Series 2012, 5% 11/1/44	1,635,000	866,894
Bonds (Tower Health Proj.):
Series 2020 B2, 5%, tender 2/1/27 (b)	2,110,000	1,275,783
Series 2020 B3, 5%, tender 2/1/30 (b)	895,000	475,860
Bucks County Indl. Dev. Auth. Hosp. Rev.:
(Grand View Hosp. Proj.) Series 2021, 4% 7/1/51	300,000	214,805
(St. Luke's Univ. Health Network Proj.) Series 2019:
4% 8/15/44	190,000	174,304
4% 8/15/50	955,000	833,651
Series 2021:
5% 7/1/32	355,000	336,701
5% 7/1/34	40,000	37,465
5% 7/1/36	40,000	36,987
5% 7/1/37	80,000	73,453
5% 7/1/39	165,000	149,122
Bucks County Wtr. & Swr. Auth. Sys. Rev. Series 2022 A, 5.25% 12/1/47 (Assured Guaranty Muni. Corp. Insured)	465,000	505,516
Butler County Hosp. Auth. Hosp. Rev. (Butler Health Sys. Proj.) Series 2015 A:
5% 7/1/35	2,935,000	2,942,852
5% 7/1/39	670,000	648,410
Canon McMillan School District Series 2019:
4% 6/1/46	625,000	609,670
4% 6/1/48	925,000	900,198
Cap. Region Wtr. Wtr. Rev. Series 2018:
5% 7/15/26	55,000	57,716
5% 7/15/27	120,000	128,535
5% 7/15/29	190,000	205,862
5% 7/15/32	120,000	129,284
5% 7/15/38	55,000	57,476
Chambersburg Area Muni. Authe Series 2018, 5.75% 10/1/38	250,000	235,703
Chartiers Valley School District Series 2021 A, 3% 10/15/49	3,585,000	2,557,882
Chester County Health & Ed. Auth. Rev. (Simpson Sr. Svcs. Proj.) Series 2019, 5% 12/1/51	420,000	289,060
Chester County Indl. Dev. Auth. Rev.:
(Collegium Charter School Proj.) Series 2022, 5.875% 10/15/47 (e)	1,560,000	1,516,039
(Longwood Gardens, Inc. Proj.) Series 2021:
4% 12/1/46	670,000	653,783
4% 12/1/51	1,000,000	952,780
Series 2017 A:
4.75% 12/15/37	235,000	228,034
5% 12/15/47	110,000	103,799
5% 12/15/51	135,000	125,382
Chichester School District Series 2022:
4% 9/15/31	105,000	108,436
4% 9/15/32	105,000	108,189
Commonwealth Fing. Auth. Rev.:
Series 2019 B, 5% 6/1/26	45,000	47,122
Series 2020 A:
5% 6/1/26	1,235,000	1,293,248
5% 6/1/28	670,000	727,744
5% 6/1/29	110,000	121,344
5% 6/1/32	190,000	212,635
Commonwealth Fing. Auth. Tobacco Series 2018:
4% 6/1/39 (Assured Guaranty Muni. Corp. Insured)	750,000	738,397
5% 6/1/31	480,000	511,855
5% 6/1/32	420,000	447,616
5% 6/1/34	250,000	265,931
Cumberland County Muni. Auth. Rev.:
Series 2015:
4% 1/1/33	165,000	152,961
4% 1/1/33 (Pre-Refunded to 1/1/25 @ 100)	65,000	65,475
4% 1/1/33 (Pre-Refunded to 1/1/25 @ 100)	225,000	226,644
5% 1/1/38	1,230,000	1,210,430
5% 1/1/38 (Pre-Refunded to 1/1/25 @ 100)	240,000	244,266
5% 1/1/38 (Pre-Refunded to 1/1/25 @ 100)	1,005,000	1,022,866
Series 2019:
4% 11/1/35	240,000	236,058
4% 11/1/37	480,000	466,892
4% 11/1/49	910,000	812,405
Series 2021 A:
4.5% 1/1/36 (e)	555,000	465,142
4.5% 1/1/40 (e)	1,945,000	1,557,153
4.5% 1/1/41 (e)	590,000	466,753
Dallas Area Muni. Auth. Univ. Rev. (Misericordia Univ. Proj.) Series 2019, 5% 5/1/48	105,000	94,996
Dauphin County Gen. Auth. (Pinnacle Health Sys. Proj.) Series 2016 A:
5% 6/1/28	130,000	134,636
5% 6/1/29	215,000	222,023
5% 6/1/34	75,000	77,136
Dauphin County Gen. Auth. Rev. (The Harrisburg Univ. of Science and Technology Proj.):
Series 2017:
5% 10/15/34 (e)	400,000	339,259
5.125% 10/15/41 (e)	350,000	264,938
Series 2020:
5.875% 10/15/40 (e)	300,000	251,481
6.25% 10/15/53 (e)	400,000	321,615
Dauphin County Indl. Dev. Auth. Series 1992 A, 6.9% 6/1/24 (d)	580,000	589,178
Delaware County Auth. Rev.:
(Cabrini College) Series 2017, 5% 7/1/47	2,075,000	1,974,967
Series 2017:
5% 7/1/26	65,000	66,165
5% 7/1/28	250,000	256,846
5% 7/1/29	965,000	989,851
5% 7/1/30	90,000	92,151
Delaware Valley Reg'l. Fin. Auth. Local Govt. Rev.:
Bonds Series 2018 E, 1 month U.S. LIBOR + 0.880% 4.521%, tender 9/1/25 (b)(c)	7,500,000	7,427,631
Series 2007 C, 3 month U.S. LIBOR + 0.750% 4.55% 6/1/37 (b)(c)	1,560,000	1,333,166
Doylestown Hosp. Auth. Hosp. Rev.:
Series 2016 A:
5% 7/1/46	180,000	153,157
5% 7/1/46 (Pre-Refunded to 7/1/26 @ 100)	40,000	41,951
Series 2019 A:
4% 7/1/45	110,000	80,475
4% 7/1/45 (Pre-Refunded to 7/1/29 @ 100)	10,000	10,517
5% 7/1/49	1,770,000	1,477,469
5% 7/1/49 (Pre-Refunded to 7/1/29 @ 100)	195,000	215,033
Dubois Hosp. Auth. Hosp. Rev. (Penn Highlands Healthcare Proj.) Series 2018:
4% 7/15/33	305,000	303,983
4% 7/15/35	315,000	314,263
4% 7/15/37	605,000	587,693
5% 7/15/25	50,000	50,920
5% 7/15/26	150,000	154,925
5% 7/15/27	260,000	271,672
5% 7/15/28	190,000	199,969
5% 7/15/29	200,000	209,628
5% 7/15/30	270,000	282,596
5% 7/15/31	185,000	193,311
5% 7/15/32	190,000	198,579
5% 7/15/34	210,000	219,604
5% 7/15/36	610,000	632,455
5% 7/15/38	730,000	745,932
5% 7/15/43	850,000	865,155
East Hempfield Township Indl. Dev. Auth. Rev.:
Series 2014:
5% 7/1/34 (Pre-Refunded to 7/1/24 @ 100)	140,000	141,256
5% 7/1/39 (Pre-Refunded to 7/1/24 @ 100)	140,000	141,256
5% 7/1/46 (Pre-Refunded to 7/1/24 @ 100)	215,000	216,929
Series 2015:
5% 7/1/30 (Pre-Refunded to 7/1/25 @ 100)	115,000	118,104
5% 7/1/35 (Pre-Refunded to 7/1/25 @ 100)	150,000	154,048
5% 7/1/47 (Pre-Refunded to 7/1/25 @ 100)	1,705,000	1,751,017
Erie Higher Ed. Bldg. Auth. Series 2016:
5% 9/15/37 (e)	160,000	146,956
5% 9/15/37 (Pre-Refunded to 9/15/26 @ 100) (e)	35,000	36,673
Erie Wtr. Auth. Rev. Series 2016, 5% 12/1/43 (Pre-Refunded to 12/1/26 @ 100)	480,000	510,159
Franklin County Indl. Dev. Auth. (Menno-Haven, Inc. Proj.) Series 2018:
5% 12/1/38	295,000	253,268
5% 12/1/43	170,000	137,614
5% 12/1/48	185,000	143,406
5% 12/1/53	195,000	146,166
Geisinger Auth. Health Sys. Rev. Series 2020 A, 4% 4/1/39	705,000	688,248
Huntingdon County Gen. Auth. Rev. (Aicup Fing. Prog. - Juniata College Proj.) Series 2016 OO2, 5% 5/1/46	300,000	284,329
Lancaster County Hosp. Auth. Health Ctr. Rev.:
Series 2015:
5.25% 7/1/35	35,000	33,392
5.5% 7/1/45	140,000	128,420
Series 2021:
5% 11/1/46	3,615,000	3,711,266
5% 11/1/51	185,000	189,646
Lancaster Indl. Dev. Auth. Rev. (Willow Valley Cmntys. Proj.) Series 2019, 5% 12/1/49	250,000	246,295
Lehigh County Auth. Wtr. and Swr. Rev.:
Series 2013 A, 5% 12/1/43 (Pre-Refunded to 12/1/23 @ 100)	1,100,000	1,100,000
Series 2013 B, 0% 12/1/36	2,580,000	1,455,021
Lehigh County Gen. Purp. Auth. Rev. (Muhlenberg College Proj.) Series 2017, 5% 2/1/39	315,000	322,119
Lehigh County Gen. Purp. Hosp. Rev. Series 2019 A:
4% 7/1/37	110,000	109,278
4% 7/1/38	120,000	117,776
4% 7/1/39	140,000	135,941
4% 7/1/49	4,195,000	3,804,928
5% 7/1/24	110,000	110,893
5% 7/1/26	120,000	124,433
5% 7/1/27	130,000	136,969
5% 7/1/28	135,000	144,333
5% 7/1/44	640,000	655,952
Luzerne County Series 2017 A:
5% 12/15/23 (Assured Guaranty Muni. Corp. Insured)	140,000	140,073
5% 12/15/24 (Assured Guaranty Muni. Corp. Insured)	145,000	147,746
Maxatawny Township Muni. Auth. Rev. Series 2022 A:
4.5% 1/1/45	545,000	460,019
5% 1/1/39	60,000	57,009
5% 1/1/40	205,000	192,480
5% 1/1/41	150,000	139,712
5% 1/1/42	155,000	143,344
Monroe County Hosp. Auth. Rev. Series 2016:
5% 7/1/26	120,000	124,463
5% 7/1/27	120,000	124,700
5% 7/1/28	120,000	124,405
5% 7/1/34	450,000	459,264
5% 7/1/36	655,000	666,202
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/26	95,000	98,494
Montgomery County Indl. Dev. Auth. Bonds Series 2023 A, 4.1%, tender 4/3/28 (b)	1,475,000	1,477,254
Montgomery County Higher Ed. & Health Auth. Rev.:
(Philadelphia Presbytery Homes, Inc. Proj.) Series 2017, 4% 12/1/48	400,000	287,723
Series 2014 A:
5% 10/1/24	140,000	140,226
5% 10/1/25	125,000	125,151
5% 10/1/27	60,000	60,152
Series 2016 A:
5% 10/1/28	185,000	186,376
5% 10/1/29	325,000	327,138
5% 10/1/30	245,000	246,427
5% 10/1/31	555,000	558,018
5% 10/1/32	10,000	10,051
5% 10/1/36	1,255,000	1,238,293
5% 10/1/40	795,000	733,222
Series 2018 A:
4% 9/1/49	490,000	434,542
5% 9/1/32	560,000	590,935
5% 9/1/33	425,000	447,971
5% 9/1/34	810,000	853,027
5% 9/1/37	740,000	766,047
5% 9/1/43	710,000	723,308
Series 2019:
4% 9/1/36	50,000	49,556
4% 9/1/37	50,000	49,385
4% 9/1/38	110,000	108,021
4% 9/1/39	70,000	68,330
4% 9/1/44	725,000	685,233
4% 9/1/49	1,200,000	1,107,709
4% 9/1/49	650,000	575,552
4% 9/1/51	805,000	700,313
5% 9/1/24	45,000	45,429
5% 9/1/31	145,000	155,568
Series 2020:
5% 4/1/24	25,000	25,054
5% 4/1/25	20,000	20,184
5% 4/1/26	20,000	19,986
5% 4/1/27	40,000	40,092
Series 2022, 3.125% 5/1/53 (Assured Guaranty Muni. Corp. Insured)	650,000	469,544
Montgomery County Indl. Dev. Auth. Series 2015 A, 5.25% 1/15/45 (Pre-Refunded to 1/15/25 @ 100)	3,510,000	3,582,161
Montgomery County Indl. Dev. Auth. Rev.:
Series 2015:
5% 1/1/30	210,000	201,802
5.25% 1/1/40	490,000	432,563
5.375% 1/1/50	3,045,000	2,534,403
Series 2020 C, 5% 11/15/45	650,000	622,422
Moon Indl. Dev. Auth. Rev. Series 2015, 6.125% 7/1/50	580,000	409,455
Northampton County Gen. Purp. Auth. Hosp. Rev.:
(St. Luke's Univ. Health Network Proj.):
Series 2016 A, 5% 8/15/36	90,000	92,066
Series 2018 A, 4% 8/15/48	1,950,000	1,690,253
Series 2016 A, 5% 8/15/46	3,650,000	3,679,705
Northeastern Pennsylvania Hosp. and Ed. Auth. (King's College Proj.) Series 2019:
5% 5/1/32	95,000	95,948
5% 5/1/33	125,000	125,978
5% 5/1/44	275,000	255,515
5% 5/1/49	170,000	153,204
Pennsylvania Ctfs. Prtn. Series 2018 A:
5% 7/1/35	40,000	42,544
5% 7/1/37	45,000	47,259
5% 7/1/38	40,000	41,705
5% 7/1/43	110,000	113,372
Pennsylvania Econ. Dev.:
Series 2013 B2:
0% 1/1/35	320,000	201,157
0% 1/1/36	340,000	202,025
0% 1/1/37	325,000	181,400
0% 1/1/38	335,000	173,638
0% 1/1/39	370,000	180,294
0% 1/1/40	355,000	163,419
0% 1/1/41	340,000	147,750
0% 1/1/42	325,000	132,834
0% 1/1/43	310,000	119,841
0% 1/1/46	745,000	252,360
0% 1/1/47	775,000	248,395
Series 2013, 0% 1/1/49	1,555,000	290,918
Pennsylvania Econ. Dev. Fing. Auth.:
(The Penndot Major Bridges Package One Proj.) Series 2022:
5% 12/31/57 (Assured Guaranty Muni. Corp. Insured) (d)	4,770,000	4,814,867
5.25% 6/30/53 (d)	11,600,000	11,956,237
5.75% 6/30/48 (d)	12,465,000	13,470,226
5.75% 12/31/62 (Assured Guaranty Muni. Corp. Insured) (d)	5,000,000	5,450,556
6% 6/30/61 (d)	4,925,000	5,401,012
Series 2020 A:
4% 4/15/39	1,500,000	1,472,688
5% 4/15/24	35,000	35,189
5% 4/15/25	50,000	51,084
Series 2020:
4% 1/1/26	235,000	233,786
4% 1/1/27	160,000	159,173
4% 1/1/28	165,000	163,934
Series 2023 A2:
4% 5/15/48	2,000,000	1,823,611
4% 5/15/53	1,960,000	1,753,428
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.:
(Presbyterian Sr. Living Proj.):
Series 2023 B1, 5.25% 7/1/49	970,000	938,165
Series 2023 B2:
5% 7/1/38	735,000	730,462
5% 7/1/42	440,000	422,994
5.25% 7/1/46	1,435,000	1,403,385
(The Pennsylvania Rapid Bridge Replacement Proj.) Series 2015:
4.125% 12/31/38 (d)	355,000	325,766
5% 12/31/38 (d)	4,365,000	4,394,762
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev.:
(Covanta Proj.) Series 2019 A, 3.25% 8/1/39 (d)(e)	580,000	408,697
Bonds:
(Consol Energy, Inc. Proj.) Series 2021 A, 9%, tender 4/13/28 (b)(d)(e)	1,620,000	1,776,558
(Republic Svcs., Inc. Proj.) Series 2019 A, 4.6%, tender 1/16/24 (b)(d)	3,500,000	3,499,463
(Waste Mgmt., Inc. Proj.):
Series 2009, 0.95%, tender 12/1/26 (b)	250,000	226,068
Series 2021 A, SIFMA Municipal Swap Index + 0.400% 4.21%, tender 12/7/23 (b)(c)(d)	2,000,000	1,989,375
Series 2011, 2.15%, tender 7/1/24 (b)(d)	3,955,000	3,906,055
Pennsylvania Gen. Oblig.:
Series 2013 1:
4% 4/1/31	1,375,000	1,375,618
4% 4/1/32	2,500,000	2,501,002
Series 2013, 4% 10/15/28	1,250,000	1,250,619
Series 2018, 3.5% 3/1/31	2,500,000	2,504,954
Pennsylvania Higher Ed. Assistance Agcy. Rev.:
Series 2021 A:
2.625% 6/1/42 (d)	270,000	230,616
5% 6/1/30 (d)	50,000	53,157
Series 2022 A, 4.5% 6/1/43 (d)	210,000	207,396
Series 2023 A, 4% 6/1/44 (d)	2,510,000	2,425,648
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Drexel Univ. Proj.):
Series 2016, 5% 5/1/35	515,000	526,995
Series 2017:
5% 5/1/35	150,000	155,237
5% 5/1/37	190,000	194,808
5% 5/1/41	860,000	870,884
Series 2007 A, 3 month U.S. LIBOR + 0.650% 4.44% 7/1/39 (XL Cap. Assurance, Inc. Insured) (b)(c)	1,180,000	1,010,464
Series 2012, 5% 11/1/42	90,000	90,001
Series 2014, 5% 7/15/38	335,000	335,616
Series 2015 A, 5% 9/1/39	440,000	443,347
Series 2016:
5% 5/1/28	60,000	61,977
5% 5/1/29	55,000	56,748
5% 5/1/31	55,000	56,550
5% 5/1/32	150,000	154,074
5% 5/1/33	210,000	215,482
5% 5/1/34	105,000	107,621
Series 2017 A, 4% 8/15/42	1,260,000	1,238,074
Series 2019 A:
5% 3/1/38	210,000	219,106
5% 3/1/39	50,000	51,796
Series 2019, 4% 8/15/49	2,250,000	2,103,470
Series 2020:
5% 6/15/25 (Assured Guaranty Muni. Corp. Insured)	260,000	267,368
5% 6/15/25 (Assured Guaranty Muni. Corp. Insured)	2,240,000	2,301,657
Series 2021 A, 4% 8/15/43	960,000	935,340
Pennsylvania Hsg. Fin. Agcy.:
Series 2020 13 2A, 3.5% 4/1/51	220,000	216,970
Series 2021 134 A, 3% 10/1/49	2,395,000	2,330,376
Series 2021 134B, 5% 4/1/27 (d)	945,000	977,607
Series 2021 135B:
5% 4/1/29 (d)	510,000	535,836
5% 10/1/29 (d)	510,000	537,436
5% 4/1/30 (d)	515,000	544,460
5% 10/1/30 (d)	295,000	312,910
Series 2021 137, 3% 10/1/51	2,845,000	2,711,175
Series 2023 141A, 5.75% 10/1/53	13,340,000	14,122,054
Pennsylvania Hsg. Fin. Agcy. Multifamily Hsg. Dev. Rev. Series 2023 A, 5.55% 11/1/42	652,125	719,319
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev. Series 2016 121, 2.8% 10/1/31	1,205,000	1,111,367
Pennsylvania Pub. School Bldg. Auth. School Rev. (The School District of The City of Harrisburg Proj.) Series 2016 A:
5% 12/1/29	270,000	284,501
5% 12/1/29 (Pre-Refunded to 12/1/26 @ 100)	45,000	47,761
Pennsylvania State Univ. Series 2020 A, 4% 9/1/50	95,000	90,864
Pennsylvania Tpk. Commission Oil Franchise Tax Rev. Series 2021 A, 4% 12/1/51	2,245,000	2,111,104
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2015 A1, 5% 12/1/40	2,000,000	2,016,991
Series 2016, 5% 6/1/36	130,000	133,655
Series 2017 A1:
5% 12/1/42	600,000	623,234
5% 12/1/47	960,000	982,550
Series 2017, 5% 12/1/41	690,000	708,783
Series 2018 A2, 5% 12/1/48	2,590,000	2,661,374
Series 2019 A:
4% 12/1/49 (Assured Guaranty Muni. Corp. Insured)	1,775,000	1,720,916
5% 12/1/34	1,095,000	1,204,264
5% 12/1/44	600,000	626,293
Series 2020 B, 5% 12/1/45	4,015,000	4,246,808
Series 2021 A:
4% 12/1/39	1,205,000	1,209,931
4% 12/1/43	190,000	185,770
4% 12/1/46	320,000	309,493
4% 12/1/50	1,420,000	1,331,207
4% 12/1/50	500,000	470,996
Series 2021 B:
4% 12/1/46	950,000	918,807
5% 12/1/46	6,355,000	6,765,161
Series 2021 C:
4% 12/1/51	725,000	685,118
5% 12/1/27	530,000	573,863
5% 12/1/28	510,000	562,399
Series 2022 B, 5.25% 12/1/52	1,575,000	1,711,823
Philadelphia Arpt. Rev.:
Series 2017 A:
5% 7/1/25	120,000	123,425
5% 7/1/26	120,000	126,126
5% 7/1/27	100,000	107,242
5% 7/1/28	30,000	32,054
5% 7/1/29	30,000	31,919
5% 7/1/30	30,000	31,736
5% 7/1/31	35,000	37,007
5% 7/1/32	30,000	31,706
5% 7/1/33	35,000	36,971
5% 7/1/42	135,000	139,126
Series 2017 B:
5% 7/1/26 (d)	365,000	376,484
5% 7/1/27 (d)	305,000	319,674
5% 7/1/28 (d)	365,000	383,031
5% 7/1/29 (d)	270,000	283,163
5% 7/1/32 (d)	365,000	382,115
5% 7/1/33 (d)	1,170,000	1,224,217
5% 7/1/34 (d)	535,000	559,172
5% 7/1/37 (d)	545,000	563,097
5% 7/1/42 (d)	2,385,000	2,419,031
5% 7/1/47 (d)	4,355,000	4,408,468
Series 2021:
4% 7/1/46 (d)	500,000	459,151
5% 7/1/26 (d)	9,065,000	9,350,203
5% 7/1/27 (d)	12,490,000	13,065,293
5% 7/1/28 (d)	1,325,000	1,403,909
5% 7/1/34 (d)	2,650,000	2,875,725
5% 7/1/35 (d)	1,425,000	1,539,616
5% 7/1/51 (d)	2,400,000	2,452,820
Philadelphia Auth. for Indl. Dev.:
(First Philadelphia Preparatory Charter School Proj.) Series 2014 A, 7.25% 6/15/43	350,000	354,891
(Saint Joseph's Univ. Proj.) Series 2022:
5.25% 11/1/52	1,750,000	1,816,151
5.5% 11/1/60	1,915,000	2,011,397
Series 2015 1, 5% 4/1/33	35,000	35,651
Series 2016 2, 5% 4/1/34	2,265,000	2,306,229
Series 2016 A, 5.375% 8/1/51	325,000	325,641
Series 2016 B:
5.625% 8/1/36	65,000	66,076
5.75% 8/1/46	215,000	216,876
6% 8/1/51	225,000	227,783
Series 2017 A, 5% 9/1/42	2,305,000	2,322,519
Series 2017 I:
5% 12/1/37	435,000	442,923
5% 12/1/58	1,770,000	1,694,470
5.5% 12/1/58 (e)	105,000	91,863
Series 2017:
5% 3/15/45 (e)	300,000	247,587
5% 3/15/45 (Pre-Refunded to 3/15/28 @ 100) (e)	25,000	27,234
5% 11/1/47	1,645,000	1,654,011
Series 2020 B, 4.875% 12/15/35 (b)(e)	500,000	464,646
Series 2022 A:
5.25% 6/15/52	100,000	90,315
5.375% 6/15/57	145,000	130,821
Philadelphia Auth. for Indl. Dev. Sr. Living Facilities Rev. Series 2017 A:
5% 7/1/37	560,000	477,876
5% 7/1/42	710,000	575,534
5% 7/1/49	860,000	665,309
Philadelphia Gas Works Rev.:
Series 16 A, 4% 8/1/45 (Assured Guaranty Muni. Corp. Insured)	130,000	126,843
Series 2015:
5% 8/1/26	55,000	56,231
5% 8/1/27	55,000	56,266
5% 8/1/28	110,000	112,444
Series 2016, 5% 10/1/33	620,000	642,089
Philadelphia Gen. Oblig.:
Series 2014 A, 5% 7/15/38 (Pre-Refunded to 1/15/24 @ 100)	880,000	881,639
Series 2019 A, 5% 8/1/26	75,000	78,798
Series 2019 B:
5% 2/1/33	90,000	98,652
5% 2/1/34	145,000	158,776
5% 2/1/35	175,000	191,289
5% 2/1/36	720,000	782,845
5% 2/1/37	685,000	737,463
5% 2/1/38	540,000	575,732
Philadelphia Hospitals & Higher Ed. Facilities Auth. Hosp. Rev. Series 2017:
5% 7/1/28	705,000	728,564
5% 7/1/30	140,000	143,907
Philadelphia School District:
Series 2015 A:
5% 9/1/30	650,000	665,442
5% 9/1/35	290,000	295,316
Series 2016 D:
5% 9/1/25	1,070,000	1,097,519
5% 9/1/26	1,115,000	1,168,478
5% 9/1/27	1,180,000	1,229,097
5% 9/1/28	985,000	1,026,771
Series 2016 F:
5% 9/1/28	1,700,000	1,772,092
5% 9/1/29	1,300,000	1,356,517
Series 2016, 5% 9/1/38	50,000	51,041
Series 2018 A:
5% 9/1/26	90,000	94,317
5% 9/1/34	80,000	85,215
5% 9/1/35	55,000	58,311
5% 9/1/36	230,000	241,940
5% 9/1/37	135,000	141,111
5% 9/1/38	290,000	300,914
Series 2018 B, 5% 9/1/43	635,000	655,372
Series 2019 A:
4% 9/1/35	1,135,000	1,151,920
4% 9/1/36	110,000	110,840
4% 9/1/37	260,000	260,549
4% 9/1/38	375,000	373,571
5% 9/1/26	130,000	136,235
5% 9/1/30	1,050,000	1,139,843
5% 9/1/31	830,000	893,619
5% 9/1/32	65,000	70,425
5% 9/1/33	385,000	420,719
5% 9/1/33 (Assured Guaranty Muni. Corp. Insured)	115,000	125,922
5% 9/1/34 (Assured Guaranty Muni. Corp. Insured)	480,000	518,301
5% 9/1/44	1,925,000	1,999,166
Series 2019 B, 5% 9/1/26	70,000	73,357
Series 2023 A, 5.5% 9/1/48	2,755,000	3,010,483
Series F, 5% 9/1/30	825,000	858,448
Philadelphia Wtr. & Wastewtr. Rev.:
Series 2015 A, 5% 7/1/45 (Pre-Refunded to 7/1/24 @ 100)	1,445,000	1,460,025
Series 2018 A:
5% 10/1/34	2,535,000	2,745,713
5% 10/1/43	1,205,000	1,252,616
Series 2020 A, 5% 11/1/45	1,000,000	1,053,603
Series 2022 C, 5.5% 6/1/47	2,500,000	2,744,428
Pittsburgh & Allegheny County Parking Sys. Series 2017:
5% 12/15/35	65,000	68,105
5% 12/15/37	30,000	31,108
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev.:
Series 2019 A:
5% 9/1/38 (Assured Guaranty Muni. Corp. Insured)	480,000	516,509
5% 9/1/44 (Assured Guaranty Muni. Corp. Insured)	30,000	31,692
Series 2019 B, 5% 9/1/32 (Assured Guaranty Muni. Corp. Insured)	110,000	127,792
Series 2023 A, 4.25% 9/1/53	740,000	727,050
Pocono Mountains Indl. Park Auth. (St. Luke's Hosp. - Monroe Proj.) Series 2015 A, 5% 8/15/40	100,000	100,310
Scranton Redev. Auth. Series 2016 A, 5% 11/15/28	270,000	270,174
South Western School District York Series 2022, 4.25% 11/15/49	3,000,000	2,984,709
Southcentral Pennsylvania Gen. Auth. Rev.:
(York Academy Reg'l. Charter School Proj.) Series 2018 A, 6.5% 7/15/48 (e)	350,000	358,346
Series 2019 A:
4% 6/1/44	435,000	411,913
4% 6/1/49	2,170,000	1,993,625
5% 6/1/44	755,000	780,210
5% 6/1/49	1,205,000	1,232,761
State Pub. School Bldg. Auth. (Northampton County Area Cmnty. College Proj.) Series 2022:
4% 6/15/31	190,000	197,276
4% 6/15/32	125,000	129,317
4% 6/15/33	135,000	138,817
4% 6/15/34	135,000	139,200
State Pub. School Bldg. Auth. College Rev. (Cmnty. College of Philadelphia Proj.) Series 2015, 5% 6/15/28	1,000,000	1,022,475
State Pub. School Bldg. Auth. Lease Rev. (The School District of Philadelphia Proj.):
Series 2015 A, 5% 6/1/26	195,000	199,188
Series 2016 A:
5% 6/1/30	425,000	447,453
5% 6/1/31	3,845,000	4,013,456
5% 6/1/32 (Assured Guaranty Muni. Corp. Insured)	3,200,000	3,341,124
5% 6/1/33	7,280,000	7,601,056
Trinity Area School District Series 2021:
4% 11/1/43	130,000	127,690
4% 11/1/51	320,000	301,482
Union County Hosp. Auth. Rev. Series 2018 B:
5% 8/1/33	55,000	57,064
5% 8/1/38	180,000	183,652
5% 8/1/43	680,000	691,987
5% 8/1/48	1,410,000	1,428,582
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. Series 2019, 4.17% 2/15/24 (b)	1,205,000	1,205,074
Upper Darby School District Series 2021 A, 4% 4/1/46	125,000	120,798
Washington Redev. Auth. (Victory Centre Tax Increment Fing. Proj.) Series 2018, 5% 7/1/35	15,000	14,601
West Shore Area Auth. Rev. (Messiah Village Proj.) Series 2015 A:
5% 7/1/30	95,000	93,483
5% 7/1/35	90,000	85,884
TOTAL PENNSYLVANIA		426,467,479
Pennsylvania, New Jersey - 0.0%
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 2013, 5% 1/1/37	2,000,000	2,004,721
Puerto Rico - 2.3%
Children's Trust Fund Tobacco Settlement:
Series 2002, 5.625% 5/15/43	1,330,000	1,345,090
Series 2005 A, 0% 5/15/50	2,100,000	386,743
Series 2008 B, 0% 5/15/57	2,100,000	117,266
GDB Debt Recovery Auth. Series 2018, 7.5% 8/20/40	4,767,009	4,183,050
Puerto Rico Commonwealth Aqueduct & Swr. Auth.:
Series 2008 A, 6.125% 7/1/24	85,000	85,728
Series 2020 A:
5% 7/1/25 (e)	3,185,000	3,200,665
5% 7/1/30 (e)	2,810,000	2,841,263
5% 7/1/35 (e)	5,880,000	5,912,453
5% 7/1/47 (e)	20,975,000	20,269,693
Series 2021 A:
4% 7/1/42 (e)	1,705,000	1,479,654
5% 7/1/33 (e)	760,000	767,126
Series 2021 B:
4% 7/1/42 (e)	1,785,000	1,549,080
4% 7/1/47 (e)	1,000,000	828,500
5% 7/1/25 (e)	485,000	487,385
5% 7/1/29 (e)	1,560,000	1,578,848
5% 7/1/33 (e)	935,000	943,767
5% 7/1/37 (e)	8,335,000	8,334,661
Series 2021 C, 3.5% 7/1/26 (e)	425,000	407,092
Series 2022 A:
4% 7/1/42 (e)	9,285,000	8,057,821
4% 7/1/47 (e)	780,000	646,230
5% 7/1/25 (e)	760,000	763,738
5% 7/1/28 (e)	775,000	784,443
5% 7/1/29 (e)	540,000	546,524
5% 7/1/33 (e)	4,360,000	4,403,525
5% 7/1/37 (e)	9,555,000	9,554,285
Puerto Rico Commonwealth Hwys & Tra:
Series 2022 A, 5% 7/1/62	5,457,355	5,389,138
Series 2022 B, 0% 7/1/32	4,510,000	2,919,893
Series 2022 C, 0% 7/1/53	6,662,736	4,297,437
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
Series 2021 A1:
0% 7/1/24	344,875	336,579
0% 7/1/33	10,530,725	6,410,091
4% 7/1/33	10,485,896	9,786,399
4% 7/1/35	7,984,553	7,302,186
4% 7/1/37	10,954,057	9,783,663
4% 7/1/46	4,516,858	3,748,930
5.625% 7/1/27	5,072,148	5,295,891
5.625% 7/1/29	6,265,770	6,622,336
5.75% 7/1/31	5,593,928	6,016,059
Series 2022 A1:
4% 7/1/41	3,603,018	3,108,733
5.375% 7/1/25	6,472,021	6,583,561
Series 2022:
0% 11/1/43 (b)	11,650,477	6,058,248
0% 11/1/51	4,214,832	2,207,518
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series 2003, 4.75% 7/1/33	155,000	150,126
Series 2004, 5% 7/1/24	530,000	530,079
Series 2005 RR, 5% 7/1/28 (CIFG North America Insured)	20,000	19,862
Series 2005 SS, 4.375% 7/1/30	95,000	91,152
Series 2005, 5% 7/1/24	705,000	705,116
Series 2007 UU:
3 month U.S. LIBOR + 0.520% 4.31% 7/1/29 (Assured Guaranty Muni. Corp. Insured) (b)(c)	300,000	281,548
4.25% 7/1/27 (CIFG North America Insured)	295,000	286,806
Series 2007:
5% (j)	10,000	2,500
5% (j)	155,000	38,750
5% (j)	415,000	103,750
5% 7/1/24	205,000	205,105
5% 7/1/24	625,000	156,250
5% 7/1/24 (Assured Guaranty Muni. Corp. Insured)	500,000	499,548
5% 7/1/25	195,000	48,750
5% 7/1/25	40,000	40,006
5% 7/1/26	5,000	5,003
5% 7/1/26	240,000	60,000
5% 7/1/27	740,000	185,000
5% 7/1/32	1,045,000	261,250
5% 7/1/37	2,265,000	566,250
5% 12/31/49	360,000	90,000
5.25% 7/1/25	55,000	54,561
5.25% 7/1/26	495,000	489,781
5.25% 7/1/29	625,000	620,096
5.25% 7/1/30	655,000	649,522
5.25% 7/1/34	95,000	94,161
Series 2008 WW:
5% 7/1/28	425,000	106,250
5.25% 7/1/25	170,000	42,500
5.25% 7/1/33	1,165,000	291,250
5.375% (j)	75,000	18,750
5.5% (j)	130,000	32,500
5.5% 7/1/38	1,250,000	312,500
Series 2010 AAA:
5.25% (j)	180,000	45,000
5.25% 7/1/25	15,000	3,750
5.25% 7/1/27	205,000	51,250
5.25% 7/1/29	705,000	176,250
5.25% 7/1/30	85,000	21,250
Series 2010 BBB, 5.4% 7/1/28	250,000	58,125
Series 2010 CCC:
4.625% 7/1/25	5,000	1,250
5% (j)	125,000	31,250
5% 7/1/24	240,000	60,000
5% 7/1/27	50,000	12,500
5% 7/1/28	150,000	37,500
5.25% 7/1/26	280,000	70,000
5.25% 7/1/27	2,040,000	510,000
5.25% 7/1/28	545,000	136,250
Series 2010 DDD:
3.3% (j)	5,000	1,250
3.625% (j)	105,000	26,250
3.65% 7/1/24 (Assured Guaranty Muni. Corp. Insured)	405,000	401,531
5% (j)	90,000	22,500
5% (j)	1,705,000	426,250
5% (j)	1,375,000	343,750
Series 2010 EEE:
5.95% 7/1/30	950,000	220,875
6.05% 7/1/32	805,000	187,163
6.25% 7/1/40	250,000	58,125
Series 2010 XX:
4.75% 7/1/26	60,000	15,000
5.25% 7/1/27	55,000	13,750
5.25% 7/1/35	640,000	160,000
5.25% 7/1/40	5,130,000	1,282,500
5.75% 7/1/36	355,000	88,750
Series 2010 YY, 6.125% 7/1/40	1,600,000	372,000
Series 2010 ZZ:
3.7% (j)	35,000	8,750
4.75% 7/1/27	50,000	12,500
5% (j)	520,000	130,000
5% (j)	350,000	87,500
5% (j)	65,000	16,250
5% 7/1/28	50,000	12,500
5.25% (j)	475,000	118,750
5.25% 7/1/24	280,000	70,000
5.25% 7/1/26	1,310,000	327,500
5.25% 12/31/49	895,000	223,750
Series 2012 A:
5% 7/1/29	3,885,000	971,250
5% 7/1/42	4,230,000	1,057,500
5.05% 7/1/42	530,000	132,500
Series 2013 A:
6.75% 7/1/36	2,305,000	576,250
7% 7/1/43	250,000	62,500
Puerto Rico Indl. Tourist Edl., Med. and Envir. Fing. Auth. Series 2000 A, 5% 7/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	520,000	506,707
Puerto Rico Muni. Fin. Agcy. Series 2002 A, 5% 8/1/27 (Assured Guaranty Muni. Corp. Insured)	25,000	25,153
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2018 A1:
0% 7/1/24	13,000	12,702
0% 7/1/27	4,414,000	3,806,991
0% 7/1/29	1,710,000	1,350,402
0% 7/1/31	810,000	583,358
0% 7/1/33	6,585,000	4,308,253
0% 7/1/46	29,337,000	8,620,469
0% 7/1/51	41,325,000	8,939,019
4.55% 7/1/40	2,828,000	2,747,898
4.75% 7/1/53	24,784,000	23,392,936
5% 7/1/58	24,205,000	23,468,679
Series 2019 A1, 4.5% 7/1/34	84,000	83,299
Series 2019 A2:
4.329% 7/1/40	17,605,000	16,663,955
4.329% 7/1/40	831,000	786,599
4.536% 7/1/53	448,000	408,301
4.784% 7/1/58	2,349,000	2,207,038
Univ. of Puerto Rico Series 2006 P, 5% 6/1/25	70,000	70,066
TOTAL PUERTO RICO		279,003,408
Rhode Island - 0.2%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
Series 2016 B:
5% 9/1/31	270,000	263,416
5% 9/1/36	2,760,000	2,593,686
Series 2016:
5% 5/15/34	385,000	388,213
5% 5/15/39	1,915,000	1,916,855
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev.:
Series 2009 B, 5.25% 9/15/29	285,000	285,176
Series 2021 B:
4% 11/1/37	140,000	141,310
4% 11/1/38	145,000	146,212
4% 11/1/39	180,000	180,596
4% 11/1/40	190,000	189,992
Rhode Island Hsg. & Mtg. Fin. Corp.:
Series 2019 70, 4% 10/1/49	215,000	213,695
Series 2021 74, 3% 4/1/49	1,775,000	1,721,624
Series 2023 80A, 4.65% 10/1/53	2,000,000	1,994,685
Rhode Island Hsg. & Mtg. Fin. Corp. Rev. Series 72 A, 3.5% 10/1/50	360,000	353,602
Rhode Island Student Ln. Auth. Student Ln. Rev.:
Series 2020 A, 3.625% 12/1/37 (d)	990,000	917,799
Series 2021 A:
2.25% 12/1/39 (d)	450,000	375,198
5% 12/1/28 (d)	185,000	196,552
5% 12/1/29 (d)	145,000	155,750
5% 12/1/30 (d)	135,000	144,890
Series 2022 1, 4.125% 12/1/41 (d)	1,395,000	1,339,099
Series 2023 A:
4.125% 12/1/42 (d)	2,040,000	1,935,053
5% 12/1/30 (d)	2,355,000	2,527,524
Series A:
3.5% 12/1/34 (d)	420,000	409,159
5% 12/1/24 (d)	540,000	546,388
5% 12/1/28 (d)	1,200,000	1,277,754
Tobacco Settlement Fing. Corp. Series 2007 A, 0% 6/1/52	3,300,000	540,760
TOTAL RHODE ISLAND		20,754,988
South Carolina - 0.7%
Charleston County Arpt. District Series 2019:
5% 7/1/43	445,000	464,652
5% 7/1/48	790,000	817,951
Connector 2000 Assoc., Inc. Toll Road Rev. Series 2011 A1:
0% 1/1/32	1,875,935	1,081,345
0% 1/1/42	6,087,835	1,707,021
0% 7/22/51	14,681,132	1,839,289
Horry County S C Ltd. Oblig. Series 2022, 4.5% 9/1/52	3,500,000	3,490,965
Lexington County Health Svcs. District, Inc. Hosp. Rev. Series 2017, 5% 11/1/28	135,000	142,789
North Charleston Ltd. Oblig. Series 2017 A, 5% 10/1/40	825,000	845,349
Patriots Energy Group Fing. Agcy.:
Bonds:
Series 2018 A, 4%, tender 2/1/24 (b)	1,510,000	1,511,700
Series 2023 A1, 5.25%, tender 8/1/31 (b)	1,005,000	1,057,121
Series 2023 B1, 5.25%, tender 3/1/31 (b)	4,725,000	5,014,459
Series 2023 B3, 0.000% x U.S. Secured Overnight Fin. Rate (SOFR) Index 5.464% 2/1/54 (b)(c)	1,500,000	1,512,603
Richland County Receivables District Series 2014, 3% 3/1/28 (Pre-Refunded to 3/1/24 @ 100)	1,200,000	1,198,876
Rock Hill Util. Sys. Rev. Series 2019 A, 4% 1/1/49	925,000	876,720
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015:
5% 12/1/25	330,000	337,976
5% 12/1/28	690,000	705,204
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev.:
Series 2019 A, 4% 1/1/50	370,000	367,419
Series 2022 A:
5% 1/1/29	15,000	16,164
5% 7/1/29	30,000	32,505
5% 1/1/30	30,000	32,590
5% 7/1/30	30,000	32,675
5% 1/1/31	30,000	32,644
5% 7/1/31	30,000	32,792
Series 2022 B, 5% 1/1/52	3,145,000	3,245,638
Series 2023 B, 6% 1/1/54	710,000	775,636
South Carolina Jobs-Econ. D Bonds (Int'l. Paper Co. Proj.) Series 2023 A, 4%, tender 4/1/26 (b)(d)	750,000	743,238
South Carolina Jobs-Econ. Dev. Auth.:
(Green Charter Schools Proj.) Series 2021 A, 4% 6/1/36 (e)	100,000	81,902
Series 2016, 5.25% 7/1/47	1,795,000	1,818,577
Series 2017:
5% 4/1/47	555,000	446,068
5% 4/1/52	255,000	198,684
Series 2018 A:
5% 5/1/35	640,000	666,731
5% 5/1/36	1,475,000	1,527,910
5% 4/1/48	210,000	167,634
5% 5/1/48	1,425,000	1,444,408
Series 2019 C:
5% 7/1/32	240,000	256,934
5% 7/1/33	965,000	1,030,771
Series 2023, 5.25% 2/1/53	750,000	788,467
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev.:
Series 2017, 5.25% 11/15/47	350,000	311,978
Series 2022 A, 4% 4/1/52	200,000	183,793
South Carolina Jobs-Econ. Dev. Auth. Hosp. Impt. Rev. Series 2020 A, 4% 12/1/44	1,310,000	1,227,404
South Carolina Jobs-Econ. Dev. Auth. Solid Waste Disp. Rev.:
(Repower South Berkeley, LLC Proj.) Series 2017:
6% 2/1/35 (d)(e)(h)	890,000	89,000
6.25% 2/1/45 (d)(e)(h)	1,795,000	179,500
Series 2019, 8% 12/6/29 (h)	280,000	224,000
South Carolina Jobs-Economoc Dev. Auth. Retirement Cmnty. Rev. Series 2018 C, 5% 11/15/47	570,000	540,279
South Carolina Ports Auth. Ports Rev.:
Series 2015:
5.25% 7/1/50 (Pre-Refunded to 7/1/25 @ 100) (d)	655,000	670,607
5.25% 7/1/55 (Pre-Refunded to 7/1/25 @ 100) (d)	135,000	138,217
Series 2018:
5% 7/1/37 (d)	180,000	187,504
5% 7/1/38 (d)	385,000	398,758
5% 7/1/43 (d)	965,000	985,715
5% 7/1/48 (d)	665,000	673,397
Series 2019 B:
4% 7/1/35 (d)	725,000	732,604
4% 7/1/37 (d)	1,125,000	1,117,615
4% 7/1/39 (d)	1,115,000	1,080,209
5% 7/1/44 (d)	1,705,000	1,745,228
South Carolina Pub. Svc. Auth. Rev.:
Series 2014 A, 5% 12/1/49	500,000	500,395
Series 2014 C, 5% 12/1/26	5,000	5,060
Series 2015 E, 5.25% 12/1/55	745,000	752,021
Series 2016 A:
5% 12/1/29	365,000	376,962
5% 12/1/32	1,500,000	1,553,035
5% 12/1/33	15,000	15,398
5% 12/1/38	35,000	35,421
Series 2016 B:
5% 12/1/31	135,000	139,765
5% 12/1/35	205,000	210,115
5% 12/1/36	305,000	310,867
5% 12/1/41	1,835,000	1,856,772
5% 12/1/46	1,250,000	1,263,665
Series 2016 C:
5% 12/1/24	30,000	30,370
5% 12/1/25	35,000	35,882
5% 12/1/26	55,000	57,489
Series 2020 A:
4% 12/1/40	550,000	544,323
5% 12/1/31	600,000	659,613
Series 2021 A, 4% 12/1/36	2,000,000	2,003,023
Series 2021 B:
4% 12/1/47	1,000,000	945,005
5% 12/1/51	1,475,000	1,508,990
Series 2022 A, 5% 12/1/36	2,250,000	2,467,028
Series 2022 B:
4% 12/1/29	741,000	764,401
4% 12/1/46	250,000	237,555
4% 12/1/48	250,000	232,927
4% 12/1/54	250,000	227,316
4% 12/1/55 (Build America Mutual Assurance Insured)	250,000	227,078
Series 2022 E:
5% 12/1/52 (Assured Guaranty Muni. Corp. Insured)	2,800,000	2,909,778
5.5% 12/1/42 (Assured Guaranty Muni. Corp. Insured)	1,250,000	1,375,385
Series A, 5% 12/1/23 (Escrowed to Maturity)	970,000	970,000
South Carolina Student Ln. Corp. Series 2020 A:
2.641% 12/1/26	1,705,000	1,562,873
2.771% 12/1/27	790,000	708,955
2.923% 12/1/28	585,000	514,082
2.993% 12/1/29	380,000	325,380
3.043% 12/1/30	120,000	99,950
3.593% 12/1/39	425,000	403,698
South Carolina Trans. Infrastructure Bank Rev. Series 2017 A:
5% 10/1/35 (Assured Guaranty Muni. Corp. Insured)	800,000	847,261
5% 10/1/36	2,050,000	2,160,426
Spartanburg County Reg'l. Health:
Series 2017 A:
4% 4/15/43	2,835,000	2,629,319
4% 4/15/48	1,975,000	1,746,136
5% 4/15/48	7,110,000	7,248,341
Series 2020 A, 4% 4/15/45 (Assured Guaranty Muni. Corp. Insured)	230,000	215,210
TOTAL SOUTH CAROLINA		87,506,485
South Dakota - 0.0%
Sioux Falls Health Facilities Rev. (Dow Rummel Village Proj.) Series 2017:
5% 11/1/28	200,000	195,487
5% 11/1/30	215,000	207,324
5% 11/1/32	195,000	185,166
5% 11/1/42	280,000	239,811
South Dakota Edl. Enhancement Fdg. Corp. Rev. Series 2021:
0.961% 6/1/24	425,000	415,225
1.245% 6/1/25	745,000	698,941
1.495% 6/1/26	530,000	482,441
South Dakota Health & Edl. Facilities Auth. Rev.:
(Avera Health Proj.) Series 2017, 5% 7/1/31	80,000	85,251
Bonds Series 2019 A, 5%, tender 7/1/24 (b)	100,000	100,376
Series 2017:
5% 7/1/26	35,000	36,495
5% 7/1/28	35,000	37,456
5% 7/1/29	70,000	74,879
5% 7/1/30	45,000	48,112
5% 7/1/35	40,000	42,053
5% 9/1/40	670,000	683,849
Series 2020 A, 3% 9/1/45	1,465,000	1,102,579
South Dakota Hsg. Dev. Auth. Series 2022 B, 3% 11/1/52	665,000	638,084
TOTAL SOUTH DAKOTA		5,273,529
Tennessee - 0.9%
Blount County Health & Edl. Facilities Board Rev. Series 2016 A, 5% 1/1/47	1,150,000	264,500
Chattanooga Health Ed. & Hsg. Facility Board Rev.:
(CDFI Phase I, LLC - Univ. of Tennessee at Chattanooga Proj.) Series 2015, 5% 10/1/35	385,000	389,254
Series 2019 A1:
4% 8/1/44	1,680,000	1,520,920
5% 8/1/25	40,000	40,798
Series 2019 A2:
5% 8/1/37	50,000	52,381
5% 8/1/44	710,000	724,591
Chattanooga-Hamilton County Hosp. Auth. Rev. Series 2014 A, 5% 10/1/44	300,000	300,061
Clarksville Wtr. Swr. and Gas Rev. Series 2021 A, 4% 2/1/51	4,000,000	3,857,514
Greeneville Health & Edl. Facilities Board Series 2018 A, 5% 7/1/36	960,000	998,046
Jackson Hosp. Rev. Series 2018 A:
5% 4/1/27	40,000	41,494
5% 4/1/28	25,000	26,043
5% 4/1/41	1,375,000	1,405,606
5% 4/1/41 (Pre-Refunded to 10/1/28 @ 100)	65,000	70,909
Knox County Health Edl. & Hsg. Facilities:
Series 2012 A, 5% 1/1/26	385,000	388,628
Series 2016 A, 5% 1/1/42	1,495,000	1,514,565
Knox County Health Edl. & Hsg. Facilities Board Rev.:
Series 2017:
5% 4/1/30	165,000	169,990
5% 4/1/36	595,000	604,680
Series 2020 A:
5% 9/1/30	1,230,000	1,292,890
5% 9/1/40	3,525,000	3,503,074
Memphis-Shelby County Arpt. Auth. Arpt. Rev.:
Series 2018, 5% 7/1/37 (d)	565,000	586,162
Series 2021 A:
5% 7/1/34 (d)	785,000	851,866
5% 7/1/35 (d)	825,000	891,357
5% 7/1/36 (d)	870,000	932,565
5% 7/1/37 (d)	910,000	966,301
5% 7/1/38 (d)	960,000	1,010,382
5% 7/1/39 (d)	1,005,000	1,052,937
5% 7/1/40 (d)	415,000	434,560
Metropolitan Govt. Nashville (Ben Allen Ridge Apts. Proj.) Series 2022 A, 4.75% 2/1/48	2,244,801	2,221,904
Metropolitan Govt. Nashville & Davidson County Sports Auth. Rev.:
Series 2023 A:
5.25% 7/1/53 (Assured Guaranty Muni. Corp. Insured)	3,050,000	3,285,240
5.25% 7/1/56	3,250,000	3,489,662
Series 2023 B:
5.25% 7/1/53 (Assured Guaranty Muni. Corp. Insured)	1,205,000	1,293,859
5.25% 7/1/56	1,395,000	1,494,340
Metropolitan Govt. Nashville & Davidson County Wtr. & Swr. Sys. Rev.:
Series 2017 A, 5% 7/1/42	480,000	495,798
Series 2017 B:
5% 7/1/42	600,000	619,748
5% 7/1/46	950,000	976,400
Series 2021 A, 3% 7/1/40	500,000	416,015
Metropolitan Govt. of Nashville & Davidson County:
Series 2021 B, 4% 10/1/51	250,000	201,377
Series 2021, 4% 5/1/51	600,000	564,387
Series 2023:
5% 5/1/35	1,000,000	1,115,317
5% 5/1/36	1,055,000	1,165,636
5% 5/1/41	1,000,000	1,061,070
5% 5/1/42	1,315,000	1,387,740
5.25% 5/1/53	2,000,000	2,109,076
Metropolitan Nashville Arpt. Auth. Rev.:
Series 2015 B, 4% 7/1/25 (d)	310,000	310,758
Series 2019 A, 4% 7/1/49	1,285,000	1,196,521
Series 2019 B:
4% 7/1/49 (d)	2,500,000	2,216,032
5% 7/1/27 (d)	435,000	455,036
5% 7/1/28 (d)	675,000	715,199
5% 7/1/35 (d)	360,000	385,584
5% 7/1/38 (d)	2,325,000	2,433,010
5% 7/1/44 (d)	3,310,000	3,398,287
5% 7/1/54 (d)	4,300,000	4,362,787
Series 2022 B:
5.5% 7/1/41 (d)	625,000	681,991
5.5% 7/1/52 (d)	4,695,000	5,003,188
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev.:
(Lipscomb Univ. Proj.) Series 2019 A:
4% 10/1/49	1,000,000	817,756
5.25% 10/1/58	865,000	856,969
Series 2016 A:
5% 7/1/35	830,000	845,395
5% 7/1/40	460,000	465,334
New Memphis Arena Bldg. Auth. (City of Memphis Proj.) Series 2021:
0% 4/1/32	120,000	84,372
0% 4/1/33	170,000	113,896
0% 4/1/34	100,000	63,941
0% 4/1/35	130,000	79,082
0% 4/1/36	125,000	71,657
0% 4/1/37	150,000	80,596
0% 4/1/38	125,000	63,592
Rutherford County Gen. Oblig. Series 2020, 1.875% 4/1/39	750,000	535,916
Shelby County Health Edl. & Hsg. Facilities Board Rev. (Methodist Le Bonheur Health Proj.) Series 2017 A:
5% 5/1/27	70,000	73,813
5% 5/1/29	70,000	73,406
5% 5/1/30	135,000	141,436
5% 5/1/31	70,000	73,294
Shelby County Health Edl. & Hsg. Facility Board Residential Care Facilitiy Mtg. Rev. Series 2014:
5% 12/1/34	70,000	65,441
5.25% 12/1/44	165,000	145,677
5.25% 12/1/49	470,000	405,680
Tennergy Corp. Gas Rev. Bonds:
Series 2019 A, 5%, tender 10/1/24 (b)	130,000	130,714
Series 2022 A, 5.5%, tender 12/1/30 (b)	5,150,000	5,358,808
Tennessee Energy Acquisition Corp.:
Bonds:
Series 2018, 4%, tender 11/1/25 (b)	8,265,000	8,211,775
Series 2021 A, 5%, tender 11/1/31 (b)	225,000	233,534
Series 2023 A1, 5%, tender 5/1/28 (b)	5,000,000	5,113,146
Series 2006 A:
5.25% 9/1/24	1,995,000	2,008,426
5.25% 9/1/26	2,270,000	2,326,346
Tennessee Gen. Oblig. Series 2023 A:
5% 5/1/36	2,760,000	3,202,453
5% 5/1/40	1,995,000	2,228,858
5% 5/1/42	1,245,000	1,377,593
Tennessee Hsg. Dev. Agcy. Series 2015 A, 3.5% 7/1/45	565,000	559,233
Tennessee Hsg. Dev. Agcy. Residential:
Series 2014 2C, 4% 1/1/45	50,000	49,880
Series 2018 1, 4% 1/1/43	245,000	243,727
Series 2018 3, 4.25% 7/1/49	300,000	299,436
Series 2019 1, 3.75% 7/1/39	180,000	168,172
Series 2019 3:
2.6% 7/1/39	190,000	146,576
2.8% 7/1/44	230,000	171,846
Series 2019 4, 2.9% 7/1/39	135,000	109,740
Series 2021 1, 3% 7/1/51	1,995,000	1,929,850
Series 2021 3A, 3% 1/1/52	800,000	767,989
Series 2022 1:
5% 7/1/28	425,000	456,809
5% 1/1/29	230,000	247,853
5% 7/1/29	400,000	433,396
5% 1/1/30	465,000	503,818
5% 7/1/30	470,000	516,254
5% 1/1/31	220,000	242,280
5% 7/1/31	500,000	553,523
TOTAL TENNESSEE		109,597,324
Texas - 4.7%
Anna Independent School District Series 2023, 4.125% 2/15/53	205,000	199,108
Arlington Higher Ed. Fin. Corp.:
Bonds Series 2021, 4.5%, tender 6/15/26 (b)(e)	200,000	197,881
Series 2017 A, 5% 12/1/47	565,000	577,282
Series 2022:
4.25% 8/15/47	1,730,000	1,680,966
5% 8/15/47	785,000	837,132
5% 8/15/57	1,190,000	1,261,515
Series 2023, 5% 8/15/48	2,700,000	2,881,700
Arlington Spl. Tax Rev. Series 2018 A:
5% 2/15/43 (Assured Guaranty Muni. Corp. Insured)	3,170,000	3,286,090
5% 2/15/48 (Assured Guaranty Muni. Corp. Insured)	1,760,000	1,815,596
Austin Arpt. Sys. Rev.:
Series 2014:
5% 11/15/26 (d)	1,625,000	1,635,214
5% 11/15/27 (d)	150,000	150,909
5% 11/15/28 (d)	185,000	186,062
5% 11/15/39 (d)	1,685,000	1,687,324
5% 11/15/44 (d)	2,050,000	2,052,459
Series 2017 B:
5% 11/15/28 (d)	120,000	123,667
5% 11/15/30 (d)	185,000	189,695
5% 11/15/32 (d)	150,000	152,853
5% 11/15/35 (d)	150,000	152,039
5% 11/15/36 (d)	255,000	258,326
5% 11/15/37 (d)	175,000	177,299
5% 11/15/41 (d)	1,395,000	1,407,845
Series 2019 B:
5% 11/15/32 (d)	1,700,000	1,828,720
5% 11/15/36 (d)	1,150,000	1,216,460
5% 11/15/44 (d)	2,320,000	2,384,047
Series 2022:
5% 11/15/39 (d)	1,260,000	1,333,907
5% 11/15/52 (d)	825,000	844,962
5.25% 11/15/47 (d)	1,815,000	1,915,351
Austin Convention Enterprises, Inc.:
Series 2017 A:
5% 1/1/28	125,000	127,551
5% 1/1/29	150,000	153,099
5% 1/1/30	290,000	295,579
5% 1/1/31	630,000	641,859
5% 1/1/32	470,000	478,514
5% 1/1/33	440,000	447,538
5% 1/1/34	885,000	900,157
Series 2017 B:
5% 1/1/26	410,000	408,538
5% 1/1/28	135,000	135,211
5% 1/1/29	160,000	160,153
5% 1/1/30	95,000	94,928
5% 1/1/32	315,000	313,481
5% 1/1/34	490,000	488,553
Austin Gen. Oblig. Series 2022, 5% 9/1/25	5,635,000	5,830,195
Austin Wtr. & Wastewtr. Sys. Rev.:
Series 2012, 5% 11/15/27	125,000	125,138
Series 2015 A, 3.35% 5/15/29	750,000	727,759
Bastrop Independent School District Series 2023, 5% 2/15/53	250,000	267,508
Belton Independent School District Series 2022, 4% 2/15/52	605,000	577,914
Bexar County Health Facilities Dev. Corp. Rev. Series 2016, 4% 7/15/36	360,000	291,922
Bexar County Hosp. District:
Series 2018, 4% 2/15/37	750,000	757,401
Series 2023:
5% 2/15/41	1,400,000	1,515,687
5% 2/15/42	1,000,000	1,077,489
5% 2/15/48	1,000,000	1,064,457
Board of Managers, Joint Guadalupe County, City of Seguin Hosp. Series 2015:
5% 12/1/28	195,000	194,904
5% 12/1/29	500,000	497,375
5% 12/1/30	240,000	237,671
5% 12/1/40	965,000	893,594
5% 12/1/45	935,000	834,870
5.25% 12/1/35	290,000	290,133
Brazos County Gen. Oblig. Series 2020, 2.125% 9/1/40	1,100,000	769,686
Brazos Higher Ed. Auth.:
Series 2020 1A, 2.35% 4/1/40 (d)	10,000	9,928
Series 2020 1B, 3% 4/1/40 (d)	190,000	154,125
Series 2021 1A, 5.125% 4/1/43 (d)	3,505,000	3,664,265
Series 2021 A, 3.414% 4/1/40	15,000	14,872
Brock Independent School District Series 2023, 4% 8/15/48	2,025,000	1,971,701
Bryan Tex For Previous Issuess Series 2020, 2.125% 8/15/34	525,000	437,111
Calhoun County Navigation Indl. Dev. Auth. (Max Midstream Texas, LLC Proj.):
Series 2021 A, 3.625% 7/1/26 (d)(e)	650,000	598,375
Series 2021 B, 6.5% 7/1/26 (e)	550,000	518,213
Cedar Park Series 2020, 1.125% 2/15/32	1,570,000	1,219,816
Cedar Port Nav & Impt. District Tex Series 2023:
4.5% 9/1/48	1,245,000	1,206,497
4.5% 9/1/52	505,000	485,116
Celina Tex Series 2021, 1.75% 9/1/35	3,340,000	2,539,887
Central Reg'l. Mobility Auth.:
Series 2015 A:
5% 1/1/28	325,000	334,295
5% 1/1/31 (Pre-Refunded to 7/1/25 @ 100)	55,000	56,655
5% 1/1/40 (Pre-Refunded to 7/1/25 @ 100)	1,670,000	1,720,266
5% 1/1/45 (Pre-Refunded to 7/1/25 @ 100)	1,085,000	1,117,658
Series 2016, 4% 1/1/41	250,000	234,045
Series 2020 A, 5% 1/1/49	220,000	224,335
Series 2020 B:
4% 1/1/34	20,000	20,425
4% 1/1/35	15,000	15,238
4% 1/1/36	15,000	15,138
4% 1/1/37	20,000	20,042
4% 1/1/38	30,000	29,542
4% 1/1/39	40,000	39,216
4% 1/1/40	15,000	14,592
5% 1/1/27	15,000	15,802
5% 1/1/28	15,000	16,069
5% 1/1/29	55,000	59,563
5% 1/1/30	25,000	27,359
5% 1/1/31	15,000	16,386
5% 1/1/32	15,000	16,313
5% 1/1/33	20,000	21,723
5% 1/1/45	100,000	102,824
Series 2020 F, 5% 1/1/25	1,000,000	1,007,978
Series 2020 G, 4% 1/1/45	1,070,000	970,003
Series 2021 B:
4% 1/1/40	105,000	102,144
4% 1/1/41	80,000	77,200
4% 1/1/51	2,770,000	2,513,535
5% 1/1/30	65,000	71,134
5% 1/1/32	80,000	88,130
5% 1/1/34	70,000	76,725
5% 1/1/39	105,000	110,577
5% 1/1/46	3,340,000	3,435,127
Series 2021 C, 5% 1/1/27	2,780,000	2,864,937
City of Denton Series 2020, 2% 2/15/37	2,215,000	1,667,797
Clifton Higher Ed. Fin. Corp. Ed. Rev.:
Series 2013, 6% 8/15/43	250,000	250,191
Series 2018 D, 6.125% 8/15/48	4,450,000	4,471,224
Series 2021 T, 4% 8/15/47	250,000	206,347
Series 2022, 4.25% 8/15/52	750,000	711,621
College of the Mainland Series 2020, 4% 8/15/44	475,000	462,954
Collin County Cmnty. College District Series 2018, 3.5% 8/15/37	750,000	699,383
Comal Independent School District Series 2022, 3% 2/1/40	2,500,000	2,128,701
Conroe Independent School District Series 2022, 3% 2/15/41	5,000,000	4,205,083
Conroe Local Govt. Corp. Hotel Rev. Series 2021 C, 4% 10/1/46	70,000	63,700
Conroe Local Govt. Hotel Rev.:
Series 2021 A:
2.5% 10/1/31	90,000	75,733
4% 10/1/50	540,000	419,629
Series 2021 B:
3.5% 10/1/31 (e)	45,000	38,232
5% 10/1/50 (e)	390,000	311,654
Crowley Independent School Dis Series 2023, 5.25% 2/1/53	3,505,000	3,841,436
Cypress-Fairbanks Independent School District:
Series 2015 A, 3.3% 2/15/30	500,000	495,811
Series 2023, 4% 2/15/48	545,000	528,669
Dallas Area Rapid Transit Sales Tax Rev.:
Series 2020 A, 5% 12/1/45	80,000	85,223
Series 2021 B, 5% 12/1/47	1,470,000	1,569,743
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2020 A, 4% 11/1/34	3,550,000	3,678,982
Series 2020 B:
4% 11/1/34	280,000	289,999
4% 11/1/35	250,000	257,022
Dallas Hotel Occupancy Tax Series 2021:
4% 8/15/29	435,000	438,442
4% 8/15/31	245,000	246,127
4% 8/15/32	200,000	200,600
4% 8/15/33	200,000	200,247
4% 8/15/36	625,000	614,396
4% 8/15/38	500,000	474,518
Dallas Independent School District:
Series 2019, 5% 2/15/24	45,000	45,150
Series 2023, 4% 2/15/53	1,000,000	976,619
Dallas Tex Spl. Tax Rev. Bonds Series 2023, 6.25%, tender 8/15/28 (b)(e)	1,580,000	1,599,630
Dallas Wtrwks. & Swr. Sys. Rev. Series 2017, 5% 10/1/46	3,375,000	3,499,752
Danbury Higher Ed. Auth., Inc. Series 2019 A, 4% 8/15/49	115,000	85,396
Denton Independent School District:
Bonds Series 2014 B:
2%, tender 8/1/24 (b)	30,000	29,667
2%, tender 8/1/24 (b)	5,000	4,961
2%, tender 8/1/24 (b)	5,000	4,961
Series 2020, 1.8% 8/15/37	1,250,000	912,215
Series 2023:
5% 8/15/48	4,000,000	4,355,858
5% 8/15/53	2,500,000	2,712,093
Eagle Pass Rev. Series 2021:
4% 3/1/36 (Assured Guaranty Muni. Corp. Insured)	60,000	62,035
4% 3/1/38 (Assured Guaranty Muni. Corp. Insured)	100,000	98,775
East Montgomery County Muni. Util. District No. 3 Series 2022, 4.375% 8/15/45	1,325,000	1,289,136
Ector County Hosp. District Series 2020:
5% 9/15/25	90,000	90,976
5% 9/15/26	135,000	137,830
5% 9/15/27	210,000	216,550
5% 9/15/28	225,000	233,956
5% 9/15/29	145,000	151,464
5% 9/15/30	170,000	178,514
5% 9/15/31	230,000	240,487
El Paso Gen. Oblig. Series 2016, 4% 8/15/42	3,700,000	3,664,154
El Paso Independent School District Series 2020:
5% 8/15/25	530,000	547,490
5% 8/15/26	920,000	971,567
El Paso Wtr. & Swr. Rev. Series 2023, 5.25% 3/1/49	2,000,000	2,180,885
Elgin Combination Tax and Rev. Series 2021:
4% 7/15/32 (Assured Guaranty Muni. Corp. Insured)	45,000	46,372
4% 7/15/33 (Assured Guaranty Muni. Corp. Insured)	50,000	51,289
4% 7/15/34 (Assured Guaranty Muni. Corp. Insured)	85,000	86,801
4% 7/15/35 (Assured Guaranty Muni. Corp. Insured)	110,000	111,548
4% 7/15/36 (Assured Guaranty Muni. Corp. Insured)	70,000	70,379
4% 7/15/38 (Assured Guaranty Muni. Corp. Insured)	120,000	118,635
Forney Independent School District Series 2019, 5% 2/15/49	395,000	405,330
Fort Bend County Indl. Dev. Corp. (NRG Energy, Inc. Proj.) Series 2012 B, 4.75% 11/1/42	705,000	683,422
Fort Bend Independent School District Bonds Series 2021 B, 0.72%, tender 8/1/26 (b)	1,240,000	1,157,935
Fort Worth Gen. Oblig. Series 2021:
2% 3/1/38	1,475,000	1,079,280
2% 3/1/41	1,000,000	674,897
Fort Worth Wtr. & Swr. Rev. Series 2020 A, 2% 2/15/32	2,000,000	1,691,184
Fredericksburg Independent School District Series 2022, 4% 2/15/52	1,080,000	1,031,648
Galveston Wharves &Term. Series 2023, 5.25% 8/1/38 (d)	270,000	283,929
Galveston County Tex Muni. Util. Di Series 2022, 4.5% 6/1/44 (Assured Guaranty Muni. Corp. Insured)	1,550,000	1,555,566
Garland Elec. Util. Sys. Rev.:
Series 2021 A:
4% 3/1/46	100,000	95,294
4% 3/1/51	125,000	115,115
Series 2023, 4.25% 3/1/48 (Assured Guaranty Muni. Corp. Insured)	1,655,000	1,625,601
Georgetown Util. Sys. Rev. Series 2022, 5.25% 8/15/52 (Assured Guaranty Muni. Corp. Insured)	1,800,000	1,918,029
Grand Parkway Trans. Corp.:
Series 2013 A, 5.85% 10/1/47	1,480,000	1,595,862
Series 2013, 5.45% 10/1/34	1,205,000	1,339,534
Series 2018 A:
5% 10/1/36	280,000	300,303
5% 10/1/37	560,000	596,663
5% 10/1/38	390,000	413,581
5% 10/1/43	305,000	317,750
Series 2020 C, 4% 10/1/49	160,000	154,255
Series 2020, 4% 10/1/49	4,630,000	4,535,068
Greenville Independent School District Series 2014, 5% 2/15/31 (Pre-Refunded to 2/15/24 @ 100)	1,000,000	1,003,451
Gulf Coast Indl. Dev. Auth. Solid Waste Disp. Rev.:
(Citgo Petroleum Corp. Proj.) Series 1995, 4.875% 5/1/25 (d)	2,570,000	2,559,021
Series 1998, 8% 4/1/28 (d)	1,205,000	1,205,797
Harlandale Independent School District Bonds Series 2021, 2%, tender 8/15/24 (b)	850,000	841,372
Harlingen Econ. Dev. Corp. Series 2019 A, 4% 2/15/30	245,000	252,084
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
(Brazos Presbyterian Homes, Inc. Proj.) Series 2013 A:
5% 1/1/38	70,000	60,061
5% 1/1/43	70,000	57,223
(Texas Childrens Hosp., Proj.) Series 2015-1 5% 10/1/29	160,000	164,822
Series 2013 B, 6.375% 1/1/33	45,000	45,021
Series 2016 A, 5% 7/1/39	5,000,000	5,104,301
Series 2019 A:
4% 10/1/35	335,000	342,196
4% 10/1/36	595,000	602,623
4% 10/1/37	805,000	809,550
4% 10/1/38	670,000	672,307
Series 2021 A:
3% 10/1/51	500,000	352,992
4% 10/1/42	2,410,000	2,316,670
Series 2022 A, 4.125% 7/1/52	2,125,000	1,978,183
Harris County Cultural Ed. Facilities Fin. Corp. Thermal Util. Rev. (Teco Proj.) Series 2017:
5% 11/15/31	195,000	205,102
5% 11/15/33	1,940,000	2,032,353
Harris County Flood Cont. District Series 2021 A:
5% 10/1/28	1,200,000	1,322,703
5% 10/1/29	1,200,000	1,343,279
Harris County Gen. Oblig.:
Series 2002:
0% 8/15/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	365,000	344,996
0% 8/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	605,000	520,345
Series 2015 A, 5% 10/1/31	555,000	570,474
Harris County Health Facilities Dev. Corp. Rev. Series 1997 B, 5.75% 7/1/27 (Escrowed to Maturity)	405,000	424,221
Harris County Toll Road Rev.:
(Harris County Toll Road Auth. Proj.) Series 2018 A, 5% 8/15/33	110,000	119,401
Series 2018 A, 5% 8/15/43	1,445,000	1,510,325
Harris County-Houston Sports Auth. Rev.:
Series 2001 A, 0% 11/15/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,200,000	527,082
Series 2001 G, 0% 11/15/41	1,000,000	352,927
Series 2014 A, 0% 11/15/41 (Assured Guaranty Muni. Corp. Insured)	190,000	77,344
Series 2014 C:
5% 11/15/32	45,000	45,328
5% 11/15/33	115,000	115,819
Series 2014:
0% 11/15/46 (Assured Guaranty Muni. Corp. Insured)	480,000	145,998
5% 11/15/27 (Assured Guaranty Muni. Corp. Insured)	965,000	980,272
Hays Consolidated Independent School District Series 2022, 4% 2/15/47	1,500,000	1,470,903
Hidalgo County Reginal Mobility Auth. Series 2022 A:
4% 12/1/38	385,000	350,589
4% 12/1/39	85,000	76,586
4% 12/1/40	85,000	75,680
4% 12/1/41	195,000	172,463
Highland Park Texas Independent School District Series 2016, 5% 2/15/27	1,095,000	1,118,646
Houston Arpt. Sys. Rev.:
(United Airlines, Inc. Technical Operations Ctr. Proj.) Series 2018, 5% 7/15/28 (d)	1,785,000	1,780,829
(United Airlines, Inc. Term. E Proj.):
Series 2020 A, 5% 7/1/27 (d)	140,000	139,569
Series 2021 A, 4% 7/1/41 (d)	1,495,000	1,257,791
(United Airlines, Inc. Term. Impt. Projs.):
Series 2015 B1:
5% 7/15/30 (d)	1,580,000	1,570,992
5% 7/15/35 (d)	2,085,000	2,041,310
Series 2020 B2, 5% 7/15/27 (d)	190,000	189,424
Series 2021 B1, 4% 7/15/41 (d)	2,310,000	1,942,959
(United Airlines, Inc., Term. E Proj.) Series 2014, 4.75% 7/1/24 (d)	310,000	309,796
Series 2018 A:
5% 7/1/36 (d)	325,000	340,613
5% 7/1/37 (d)	630,000	656,265
5% 7/1/41 (d)	3,080,000	3,165,872
Series 2018 C:
5% 7/1/29 (d)	245,000	260,454
5% 7/1/30 (d)	260,000	275,659
5% 7/1/31 (d)	1,070,000	1,133,767
5% 7/1/32 (d)	1,315,000	1,393,700
Series 2018 D:
5% 7/1/29	105,000	113,794
5% 7/1/30	140,000	150,945
5% 7/1/31	125,000	134,692
5% 7/1/32	110,000	118,460
5% 7/1/39	535,000	562,028
Series 2021 A:
4% 7/1/37 (d)	420,000	414,653
4% 7/1/39 (d)	1,000,000	972,125
4% 7/1/41 (d)	480,000	458,868
4% 7/1/46 (d)	2,415,000	2,217,701
Series 2023 A:
5.25% 7/1/43 (Assured Guaranty Muni. Corp. Insured) (d)	3,050,000	3,269,155
5.25% 7/1/53 (Assured Guaranty Muni. Corp. Insured) (d)	1,770,000	1,861,273
Houston City of Higher Ed. Fin. Corp. (Houston Baptist Univ. Proj.) Series 2021:
3.375% 10/1/37	50,000	42,226
4% 10/1/51	170,000	137,778
Houston Convention and Entertainment Facilities Dept. Hotel Occupancy Tax and Spl. Rev.:
Series 2014, 5% 9/1/31	250,000	251,532
Series 2019, 5% 9/1/33	50,000	53,691
Houston Gen. Oblig. Series 2017 A:
5% 3/1/28	905,000	962,603
5% 3/1/31	645,000	685,033
5% 3/1/32	240,000	254,785
Houston Util. Sys. Rev.:
Series 2014 D, 5% 11/15/44	725,000	726,552
Series 2015 A, 5% 11/15/36	2,500,000	2,542,064
Series 2016 B, 5% 11/15/33	420,000	439,981
Series 2020 C:
4% 11/15/43	2,470,000	2,438,721
4% 11/15/49	2,470,000	2,380,001
5% 11/15/45	2,470,000	2,624,375
Series 2021 A:
5% 11/15/26	25,000	26,456
5% 11/15/28	100,000	109,652
Irving Hosp. Auth. Hosp. Rev. Series 2017 A:
5% 10/15/28	55,000	56,851
5% 10/15/30	230,000	236,638
5% 10/15/32	120,000	123,049
5% 10/15/33	60,000	61,470
5% 10/15/34	95,000	97,252
5% 10/15/35	95,000	97,014
5% 10/15/36	80,000	81,372
5% 10/15/37	140,000	141,798
5% 10/15/38	195,000	197,282
5% 10/15/44	565,000	570,666
Irving Hotel Occupancy Tax Rev. Series 2019:
5% 8/15/37	45,000	45,932
5% 8/15/38	50,000	50,604
5% 8/15/43	90,000	89,048
Kaufman County Tex Fresh Wtr. Sup Series 2022, 4.5% 9/1/45	1,575,000	1,565,348
Lakes Fresh Wtr. Supply District De Series 2023, 4% 9/1/48	1,350,000	1,234,240
Lamar Consolidated Independent School District Series 2023:
4% 2/15/48	2,095,000	1,986,412
4% 2/15/53	1,465,000	1,362,646
5.5% 2/15/58	10,000,000	11,000,084
Leander Independent School District Series 2015 A:
5% 8/15/38	1,500,000	1,522,667
5% 8/15/39	1,000,000	1,012,162
Love Field Arpt. Modernization Corp. (Southwest Airlines Co. Love Field Modernization Prog. Proj.) Series 2012, 5% 11/1/28 (d)	825,000	825,073
Love Field Arpt. Modernization Rev.:
Series 2015:
5% 11/1/26 (d)	120,000	122,312
5% 11/1/27 (d)	260,000	264,052
5% 11/1/28 (d)	405,000	410,702
5% 11/1/29 (d)	245,000	247,835
5% 11/1/32 (d)	450,000	453,607
Series 2017:
5% 11/1/24 (d)	120,000	121,179
5% 11/1/25 (d)	120,000	122,627
5% 11/1/26 (d)	120,000	124,697
5% 11/1/27 (d)	120,000	124,293
5% 11/1/28 (d)	210,000	216,332
5% 11/1/29 (d)	150,000	153,829
5% 11/1/30 (d)	120,000	122,678
5% 11/1/31 (d)	270,000	275,915
5% 11/1/32 (d)	315,000	320,917
5% 11/1/33 (d)	290,000	294,438
5% 11/1/34 (d)	120,000	121,859
5% 11/1/36 (d)	290,000	293,781
Series 2021, 4% 11/1/40 (Assured Guaranty Muni. Corp. Insured) (d)	250,000	240,905
Lower Colorado River Auth. Rev.:
(LCRA Transmission Svcs. Corp. Proj.):
Series 2018:
5% 5/15/33	250,000	269,448
5% 5/15/35	120,000	128,927
5% 5/15/43	95,000	99,023
5% 5/15/48	110,000	113,377
Series 2020 A, 5% 5/15/50	3,125,000	3,250,496
Series 2020:
5% 5/15/25	705,000	724,250
5% 5/15/26	890,000	932,587
5% 5/15/27	1,060,000	1,133,112
5% 5/15/28	145,000	157,375
Series 2023, 5.5% 5/15/48 (Assured Guaranty Muni. Corp. Insured)	1,345,000	1,474,311
Series 2015 B:
5% 5/15/30	250,000	254,381
5% 5/15/31	400,000	406,783
Series 2015 D:
5% 5/15/28	270,000	275,075
5% 5/15/30	605,000	615,602
Lubbock Cooper Independent School District (The Permanent School Fund Guarantee Prog.) Series 2023, 5% 2/15/46	1,175,000	1,270,973
Lubbock Elec. Lt. & Pwr. Sys. Rev. Series 2021:
4% 4/15/46	1,350,000	1,310,039
4% 4/15/51	300,000	285,915
Mansfield Tex Series 2020, 2.375% 2/15/37	1,450,000	1,193,274
Matagorda County Navigation District No. 1 Poll. Cont. Rev.:
(AEP Texas Central Co. Proj.) Series 2008 2, 4% 6/1/30	845,000	828,900
(Central Pwr. and Lt. Co. Proj.) Series 2001 A, 2.6% 11/1/29	1,205,000	1,080,404
Mc Kinney Tex Series 2019, 2.5% 8/15/36	2,130,000	1,810,022
Midlothian Independent School District Bonds Series 2013 C, 2%, tender 8/1/24 (b)	35,000	34,563
Mission Econ. Dev. Corp. Rev. (Natgasoline Proj.) Series 2018, 4.625% 10/1/31 (d)(e)	5,065,000	4,911,022
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds (Waste Mgmt., INC. Proj.) Series 2023 A, 4.25%, tender 6/3/24 (b)	795,000	793,717
Montgomery County Toll Road Auth. Series 2018:
5% 9/15/32	105,000	106,523
5% 9/15/33	105,000	106,493
5% 9/15/34	110,000	111,470
5% 9/15/35	280,000	283,369
5% 9/15/36	415,000	419,009
5% 9/15/37	210,000	211,500
5% 9/15/38	305,000	306,607
5% 9/15/43	905,000	907,451
5% 9/15/48	1,595,000	1,597,590
New Caney Independent School District Series 2023, 5% 2/15/48	1,000,000	1,080,569
New Hope Cultural Ed. Facilities:
(Cardinal Bay, Inc. - Village on the Park/Carriage Inn Proj.) Series 2016 A1, 5% 7/1/46 (h)	30,000	20,550
Series 2019 A1, 5% 12/1/39	205,000	189,666
New Hope Cultural Ed. Facilities Corp. Cap. Impt. Rev. (CHF - Collegiate Hsg. Denton, L.L.C. - Texas Woman's Univ. Hsg. Proj.) Series 2018 A1, 5% 7/1/58 (Assured Guaranty Municipal Corp. Insured)	800,000	801,829
New Hope Cultural Ed. Facilities Fin. (Texas A&M Univ. Cain Hall Redev. Proj.) Series 2016 A1, 5% 4/1/46	1,325,000	1,357,648
New Hope Cultural Ed. Facilities Fin. Corp.:
(CHF - Collegiate Hsg. Stephenville III, L.L.C. - Tarleton State Univ. Proj.) Series 2015 A:
5% 4/1/24 (Escrowed to Maturity)	125,000	125,580
5% 4/1/30 (Pre-Refunded to 4/1/25 @ 100)	70,000	71,423
5% 4/1/35 (Pre-Refunded to 4/1/25 @ 100)	335,000	341,811
5% 4/1/47 (Pre-Refunded to 4/1/25 @ 100)	1,455,000	1,484,581
(CHF Collegiate Hsg. College Station I, LLC Texas A&M Univ. Proj.):
Series 2014 A, 5% 4/1/29	820,000	820,468
Series 2017 A, 5% 4/1/46	440,000	429,874
(CHF Collegiate Hsg. Island Campus, LLC Texas A&M Univ. Corpus Christi Island Campus Proj.) Series 2017 A:
5% 4/1/37 (Pre-Refunded to 4/1/27 @ 100)	240,000	255,291
5% 4/1/42 (Pre-Refunded to 4/1/27 @ 100)	280,000	297,840
(Childrens Med. Ctr. of Dallas) Series 2017 A:
5% 8/15/27	90,000	96,169
5% 8/15/28	85,000	90,783
5% 8/15/29	245,000	261,506
5% 8/15/47	345,000	352,072
Series 2014, 5% 4/1/46	2,200,000	2,149,370
Series 2020 A, 5% 7/1/57	1,405,000	1,121,744
New Hope Cultural Ed. Facilities Fin. Corp. Retirement Facility Rev.:
(MRC Crestview Proj.) Series 2016:
5% 11/15/36 (Pre-Refunded to 11/15/24 @ 102)	80,000	82,713
5% 11/15/46 (Pre-Refunded to 11/15/24 @ 102)	595,000	615,177
(MRC Sr. Living - The Langford Proj.) Series 2016 A:
5.375% 11/15/36	70,000	60,254
5.5% 11/15/46	140,000	111,741
5.5% 11/15/52	140,000	108,434
(Presbyterian Village North Proj.) Series 2018:
5% 10/1/31	140,000	129,941
5% 10/1/32	65,000	59,671
5% 10/1/33	220,000	199,715
5% 10/1/34	140,000	125,758
5% 10/1/35	295,000	260,184
5% 10/1/39	210,000	171,045
5.25% 10/1/49	1,365,000	1,045,569
Series 2018 A, 5.5% 7/1/54	1,160,000	864,598
Series 2021 B, 2% 11/15/61 (g)	1,330,873	489,868
New Hope Cultural Edl. Facilities Fin. Corp.:
Series 2020 A:
5% 8/15/40 (e)	300,000	280,923
5% 8/15/50 (e)	300,000	244,263
Series 2021:
4% 8/15/41 (e)	325,000	260,475
4% 8/15/56 (e)	350,000	245,248
Newark Higher Ed. Fin. Corp.:
(Abilene Christian Univ. Proj.) Series 2016 A:
5% 4/1/27	90,000	93,116
5% 4/1/28	100,000	103,528
5% 4/1/29	115,000	119,009
5% 4/1/30	415,000	429,413
Series 2021 A:
4% 8/15/31	285,000	267,827
4% 8/15/41	405,000	330,428
Series 2022, 4% 6/15/52	370,000	344,416
North Muni. Wtr. District Rws Rev. Series 2022, 4.375% 6/1/52	300,000	292,665
North East Texas Independent School District Bonds Series 2019, 2.2%, tender 8/1/24 (b)	20,000	19,612
North East Texas Reg'l. Mobility Auth. Series 2016 B, 5% 1/1/46	250,000	250,261
North Texas Tollway Auth. Rev.:
(Sr. Lien Proj.) Series 2017 A:
5% 1/1/31	120,000	124,447
5% 1/1/33	145,000	152,504
5% 1/1/34	240,000	252,204
5% 1/1/34	365,000	425,049
5% 1/1/35	345,000	361,722
5% 1/1/36	795,000	831,163
5% 1/1/37	2,710,000	2,820,243
(Sub Lien Proj.) Series 2017 B:
5% 1/1/30	70,000	72,213
5% 1/1/31	90,000	92,747
5% 1/1/33	85,000	89,191
Series 2014, 5% 1/1/24	10,000	10,013
Series 2015 A:
5% 1/1/32	490,000	497,180
5% 1/1/33	565,000	573,075
5% 1/1/35	500,000	506,417
5% 1/1/38	1,325,000	1,336,658
Series 2015 B, 5% 1/1/45	2,650,000	2,671,718
Series 2016 A:
4% 1/1/39	1,205,000	1,202,129
5% 1/1/27	400,000	400,459
5% 1/1/30	50,000	51,897
5% 1/1/36	150,000	154,529
5% 1/1/39	800,000	816,071
Series 2017 A, 5% 1/1/39	4,225,000	4,442,144
Series 2018:
0% 1/1/29 (Assured Guaranty Corp. Insured)	845,000	710,883
4% 1/1/37	1,500,000	1,508,380
4% 1/1/38	3,205,000	3,204,687
5% 1/1/35	30,000	31,978
Series 2019 B, 5% 1/1/25	40,000	40,839
Series 2021 B:
3% 1/1/46	700,000	532,117
3% 1/1/51	1,585,000	1,151,208
4% 1/1/33	130,000	134,283
Series 2022 A:
4.125% 1/1/39	750,000	759,964
4.125% 1/1/40	1,500,000	1,508,630
5% 1/1/40	2,900,000	3,158,630
5.25% 1/1/38	1,300,000	1,453,877
Northlake Tex Muni. Mgmt. District # Series 2022:
4.125% 3/1/48	1,340,000	1,218,447
4.25% 3/1/46	1,230,000	1,156,575
Northside Independent School District Series 2018:
3.35% 8/15/36	1,340,000	1,269,645
3.45% 8/15/37	750,000	703,899
Northwest Independent School District Series 2015 B, 5% 2/15/25	500,000	511,403
Pasadena Independent School District Bonds Series 2015 B, 1.5%, tender 8/15/24 (b)	150,000	147,733
Pearland Independent School District Series 2016, 5.25% 2/15/32	800,000	834,287
Peaster Tex Independent School District Series 2021, 3% 8/15/51	710,000	519,683
Pflugerville Gen. Oblig. Series 2023, 4% 8/1/49	815,000	765,660
Port Arthur Series 2021:
4% 2/15/35	130,000	132,344
4% 2/15/37	170,000	170,933
4% 2/15/38	85,000	84,461
4% 2/15/39	60,000	59,313
4% 2/15/40	70,000	68,472
4% 2/15/41	70,000	67,636
Port Beaumont Indl. Dev. Auth. Facility Rev. (Jefferson Gulf Coast Energy Proj.) Series 2021 B, 4.1% 1/1/28 (e)	4,000,000	3,253,369
Port Beaumont Navigation District (Jefferson Gulf Coast Energy Proj.) Series 2020 B, 6% 1/1/25 (e)	2,010,000	1,916,666
Port Beaumont Navigation District Dock Facility Rev. (Jefferson Gulf Coast Energy Proj.):
Series 2020 A:
3.625% 1/1/35 (d)(e)	1,170,000	928,723
4% 1/1/50 (d)(e)	1,080,000	748,093
Series 2021 A:
2.75% 1/1/36 (d)(e)	100,000	70,157
3% 1/1/50 (d)(e)	1,335,000	757,303
Port of Houston Auth. Series 2023, 5% 10/1/53	1,500,000	1,600,901
Port of Port Arthur Navigation District Series 2017, 4% 3/1/47 (d)	250,000	232,130
Red River Ed. Fin. Corp. (Houston Baptist Univ. Proj.) Series 2017, 5.5% 10/1/46	1,235,000	1,249,221
Rockwall Independent School District:
Series 2016, 5% 2/15/46 (Pre-Refunded to 2/15/25 @ 100)	245,000	250,452
Series 2023, 4% 2/15/53	590,000	564,629
Sabine-Neches Tex Nav District Series 2022, 5.25% 2/15/52	5,000,000	5,350,293
San Antonio Edl. Facilities Corp. Rev. Series 2021 A, 4% 4/1/51	250,000	201,154
San Antonio Elec. & Gas Sys. Rev.:
Bonds Series 2020, 1.75%, tender 12/1/25 (b)	690,000	659,727
Series 2012, 5.25% 2/1/24	4,555,000	4,568,925
Series 2017:
5% 2/1/32	70,000	74,795
5% 2/1/34	85,000	90,685
Series 2023 A, 5.5% 2/1/50	3,100,000	3,438,394
San Antonio Independent School District:
Series 2019, 5% 8/15/25	5,400,000	5,578,197
Series 2022, 5% 8/15/52	1,285,000	1,371,569
San Antonio Wtr. Sys. Rev.:
Bonds Series 2019 A, 2.625%, tender 5/1/24 (b)	665,000	661,273
Series 2020 A, 5% 5/15/50	1,505,000	1,579,270
Series 2022 B, 5.25% 5/15/52	7,250,000	7,814,293
San Marcos Consolidated Independent School District Series 2023, 5.25% 8/15/47	1,500,000	1,660,539
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ., TX. Proj.) Series 2017:
5% 10/1/29	55,000	58,751
5% 10/1/30	85,000	90,485
5% 10/1/31	80,000	85,006
5% 10/1/32	40,000	42,467
5% 10/1/39	150,000	155,680
5% 10/1/40	120,000	124,310
5% 10/1/41	85,000	87,835
Spring Tex Independent School District Series 2023, 5% 8/15/47	485,000	529,658
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Baylor Scott & White Health Proj.) Series 2022 D, 5% 11/15/51	1,625,000	1,687,798
Series 2015, 5% 9/1/30	280,000	281,309
Series 2020, 5% 12/1/24	35,000	35,592
Series 2022:
4% 10/1/41	480,000	463,909
4% 10/1/42	80,000	76,503
4% 10/1/47	1,085,000	997,781
4% 10/1/52	190,000	170,396
5% 10/1/36	35,000	38,676
5% 10/1/40	130,000	140,217
Tarrant County Cultural Ed. Facilities Fin. Corp. Retirement Facility Rev.:
(Barton Creek Sr. Living Ctr., Inc. Querencia Proj.) Series 2015:
5% 11/15/30	245,000	239,239
5% 11/15/35	295,000	277,761
(Buckner Retirement Svcs., Inc. Proj.):
Series 2016 A:
5% 11/15/28	170,000	172,169
5% 11/15/37	675,000	672,433
Series 2016 B, 5% 11/15/46	810,000	773,330
(Buckner Retirement Svcs., Inc.) Series 2016 B, 5% 11/15/40	1,665,000	1,637,899
(Buckner Sr. Living - Ventana Proj.) Series 2017 A, 6.625% 11/15/37	260,000	263,130
(Northwest Sr. Hsg. Corp. Edgemere Proj.):
Series 2015 A, 5% (j)	1,937,115	194
Series 2017, 5.25% 11/15/47	235,250	24
Series 2020, 5.75% 12/1/54 (h)	3,043,304	1,978,148
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
(Trinity Terrace Proj.) Series 2014 A1, 5% 10/1/44	675,000	651,593
Bonds Series 2022 A, 5%, tender 7/1/32 (b)	1,100,000	1,205,996
Series 2016 A:
4% 2/15/35	605,000	610,037
5% 2/15/41	465,000	474,734
5% 2/15/47	515,000	523,104
Series 2018 B, 5% 7/1/43	80,000	82,243
Series 2022 A, 4% 7/1/53	2,455,000	2,177,149
Tarrant County Tex Hosp. District Series 2023, 4.25% 8/15/53	1,160,000	1,122,907
Tarrant Reg'l. Wtr. District Wtr. Rev. Series 2014, 5% 3/1/46 (Pre-Refunded to 3/1/24 @ 100)	2,500,000	2,510,638
Temple Reinvestment Zone # One Tax Increment Rev. Series 2021 A:
4% 8/1/33	40,000	41,472
4% 8/1/34	50,000	51,681
4% 8/1/37	40,000	40,500
4% 8/1/38	35,000	35,201
4% 8/1/41	40,000	39,208
Texas Affordable Hsg. Corp. Single Family Mtg. Rev. Series 2023 A, 5.5% 9/1/53	1,035,000	1,087,390
Texas Dept. of Hsg. & Cmnty. Affairs Residential Mtg. Rev.:
Series 2022 A, 3.5% 7/1/52	1,565,000	1,524,573
Series 2023 B, 6% 1/1/54	2,950,000	3,223,302
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Mtg. Rev.:
Series 2019 A, 4% 3/1/50	760,000	754,998
Series 2021 A, 3% 3/1/52	2,740,000	2,626,434
Series 2022 A, 5.5% 9/1/52	1,270,000	1,339,292
Series 2022 B, 6% 3/1/53	2,170,000	2,352,195
Series A, 3.5% 3/1/51	750,000	731,763
Texas Gen. Oblig.:
Series 2013 B:
4% 8/1/26 (d)	2,500,000	2,500,382
4% 8/1/27 (d)	870,000	870,122
Series 2014, 4% 4/1/33 (Pre-Refunded to 4/1/24 @ 100)	1,500,000	1,503,868
Series 2015 D, 3.4% 5/15/31	750,000	742,501
Series 2015, 5% 8/1/27 (d)	2,000,000	2,049,413
Series 2016 A:
3% 8/1/27	250,000	245,962
5% 4/1/37	1,000,000	1,036,287
Series 2016:
5% 4/1/33	1,000,000	1,043,812
5.5% 8/1/29 (d)	2,985,000	3,148,424
5.5% 8/1/32 (d)	1,130,000	1,190,981
Series 2022 B, 5% 8/1/39	2,355,000	2,384,692
Texas Muni. Gas Acquisition & Su Bonds Series 2023 B, 5.5%, tender 1/1/34 (b)	7,670,000	8,249,765
Texas Muni. Gas Acquisition & Supply Corp. I Gas Supply Rev. Series 2008 D, 6.25% 12/15/26	6,585,000	6,802,940
Texas Muni. Gas Acquisition And Supply Corp. Series 2021:
5% 12/15/25	595,000	603,370
5% 12/15/26	1,155,000	1,182,900
5% 12/15/27	500,000	513,678
5% 12/15/28	250,000	257,691
5% 12/15/31	815,000	840,959
5% 12/15/32	1,780,000	1,839,241
Texas Muni. Gas Acquisition and Supply Corp. II Gas Supply Rev. Series 2012 C, 4.433% 9/15/27 (b)	6,830,000	6,718,599
Texas Muni. Pwr. Agcy. Rev. Series 2021:
3% 9/1/34 (Assured Guaranty Muni. Corp. Insured)	1,000,000	887,890
3% 9/1/46 (Assured Guaranty Muni. Corp. Insured)	3,000,000	2,166,864
Texas Private Activity Bond Surface Trans. Corp.:
(Blueridge Trans. Group, LLC SH 288 Toll Lanes Proj.) Series 2016:
5% 12/31/45 (d)	1,030,000	1,034,114
5% 12/31/50 (d)	4,895,000	4,904,553
5% 12/31/55 (d)	1,575,000	1,576,527
(LBJ Infrastructure Group LLC I-635 Managed Lanes Proj.) Series 2020 A:
4% 6/30/35	270,000	270,670
4% 6/30/36	555,000	552,050
4% 12/31/36	115,000	114,188
4% 6/30/37	410,000	405,622
4% 12/31/37	225,000	222,353
4% 6/30/38	135,000	132,742
4% 12/31/38	125,000	122,857
4% 6/30/39	1,270,000	1,240,266
4% 12/31/39	110,000	107,366
4% 6/30/40	1,060,000	1,029,316
(LBJ Infrastucutre Group LLC I-635 Managed Lanes Proj.) Series 2020 A, 4% 12/31/35	880,000	880,095
(NTE Mobility Partners LLC North Tarrant Express Managed Lanes Proj.) Series 2019 A, 4% 12/31/38	1,000,000	956,880
(NTE Mobility Partners LLC North Tarrant Express Proj.) Series 2023, 5.5% 12/31/58 (d)	5,215,000	5,508,720
(NTE Mobility Partners Segments 3 LLC Segment 3C Proj.) Series 2019, 5% 6/30/58 (d)	10,200,000	10,221,726
Series 2023:
5% 6/30/34 (d)	450,000	475,522
5% 12/31/34 (d)	530,000	558,296
5.125% 6/30/35 (d)	455,000	482,346
5.125% 12/31/35 (d)	380,000	401,576
5.5% 6/30/40	1,000,000	1,065,515
5.5% 6/30/41	1,000,000	1,064,194
5.5% 6/30/42	3,775,000	4,012,350
Texas Pub. Fin. Auth. Lease Rev. Series 2019:
4% 2/1/38	1,205,000	1,212,455
5% 2/1/25	75,000	76,521
Texas Pub. Fin. Auth. Rev. Series 2016, 5% 5/1/28	210,000	217,201
Texas St Pub. Fin. Auth. Rev. 8827 Series 2023:
5.25% 5/1/36	500,000	548,640
5.25% 5/1/37	230,000	251,054
Texas St Technical College Sys.:
Series 2022 A:
5.75% 8/1/47	580,000	644,664
6% 8/1/54 (Assured Guaranty Muni. Corp. Insured)	555,000	622,220
Series 2022, 5.5% 8/1/42 (Assured Guaranty Muni. Corp. Insured)	1,655,000	1,844,672
Texas State Univ. Sys. Fing. Rev.:
Series 2017 A, 5% 3/15/31	505,000	535,543
Series 2019 A:
4% 3/15/34	125,000	127,745
4% 3/15/35	110,000	111,778
Texas Trans. Commission:
Series 2019 A:
0% 8/1/37	95,000	50,805
0% 8/1/38	70,000	35,106
0% 8/1/39	80,000	37,855
0% 8/1/40	80,000	35,688
0% 8/1/41	250,000	105,227
0% 8/1/43	175,000	65,337
5% 8/1/57	4,100,000	4,120,398
Series 2021 A, 0% 8/1/42	215,000	85,064
Texas Trans. Commission Central Texas Tpk. Sys. Rev.:
Series 2015 B, 0% 8/15/37	1,500,000	810,905
Series 2015 C:
5% 8/15/37	6,890,000	6,921,814
5% 8/15/42	3,915,000	3,927,714
Series 2020 A, 5% 8/15/39	3,855,000	4,070,165
Texas Trans. Commission Hwy. Impt. Gen. Oblig. Bonds Series 2014 B, 0.65%, tender 4/1/26 (b)	7,715,000	7,104,774
Texas Trans. Commission State Hwy. Fund Rev. Series 2015, 5% 10/1/25	1,000,000	1,035,940
Texas Wtr. Dev. Board Rev.:
Series 2015 A, 5% 10/15/45	750,000	763,401
Series 2018 A, 4% 4/15/48	1,005,000	975,605
Series 2020, 5% 8/1/30	705,000	798,491
Series 2022, 5% 10/15/47	1,500,000	1,627,392
Series 2023 A:
4.75% 10/15/43	3,815,000	4,118,790
5% 10/15/58	1,000,000	1,068,326
5.25% 10/15/51	1,500,000	1,652,622
Tomball Independent School District Series 2023, 5% 2/15/48	250,000	271,510
Univ. of Houston Univ. Revs. Series 2017 A:
5% 2/15/33	680,000	705,798
5% 2/15/34	605,000	627,561
5% 2/15/36	365,000	377,433
Univ. of North Texas Univ. Rev. Series 2017 A, 5% 4/15/32	255,000	269,731
Univ. of Texas Board of Regents Sys. Rev.:
Series 2019 B, 5% 8/15/49	1,355,000	1,553,756
Series 2020 C, 5% 8/15/31	2,120,000	2,453,971
Univ. of Texas Permanent Univ. Fund Rev.:
Series 2016 B, 5% 7/1/29	300,000	313,675
Series 2022 A, 4% 7/1/42	1,300,000	1,301,057
Series 2023 A, 5% 7/1/41	1,000,000	1,110,716
Upper Brushy Creek Wtr. Cont. & I Series 2022, 3% 8/15/47	250,000	185,999
Waco Gen. Oblig. Series 2020:
2.375% 2/1/38	1,000,000	790,833
2.375% 2/1/40	1,020,000	775,657
Weatherford Independent School District Series 2002, 0% 2/15/33	850,000	610,041
West Harris County Reg'l. Wtr. Auth. Wtr. Sys. Rev. Series 2019, 4% 12/15/49	905,000	849,993
White Settlement Independent School District Series 2022, 4% 8/15/52	540,000	519,308
Woodloch Health Facilities Dev. Corp. (Inspired Living at Lewisville Proj.):
Series 2016 A1, 6.75% 12/1/51 (e)(h)	450,115	9,002
Series 2016 B, 10% 12/1/51 (h)	205,000	10,250
TOTAL TEXAS		560,851,440
Utah - 0.9%
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Series 2022 A:
4% 7/1/36	3,795,000	3,948,436
5% 7/1/33	1,300,000	1,492,440
5% 7/1/45	2,200,000	2,371,730
Series 2023 A:
5% 7/1/42	800,000	882,702
5.25% 7/1/43	1,500,000	1,672,611
5.25% 7/1/44	1,750,000	1,951,700
5.25% 7/1/45	2,750,000	3,049,216
Mida Golf & Equestrian Ctr. Pub. Infrastructure District Series 2021, 4.5% 6/1/51 (e)	500,000	349,611
Mida Mountain Village Pub. Infrastructure Series 2020 A, 5% 8/1/50 (e)	250,000	212,979
Military Installation Dev. Auth. Utah Tax Allocation Rev.:
Series 2021 A1, 4% 6/1/52	1,075,000	764,967
Series 2021 A2, 4% 6/1/52	1,805,000	1,275,107
Ogden City Utah School District Series 2020, 1.75% 6/15/35	500,000	386,507
Salt Lake City Arpt. Rev.:
Series 2017 A:
5% 7/1/25 (d)	245,000	249,759
5% 7/1/27 (d)	515,000	539,778
5% 7/1/29 (d)	450,000	471,939
5% 7/1/30 (d)	335,000	351,038
5% 7/1/31 (d)	640,000	670,321
5% 7/1/33 (d)	485,000	507,475
5% 7/1/35 (d)	485,000	505,769
5% 7/1/36 (d)	1,810,000	1,879,208
5% 7/1/37 (d)	2,500,000	2,583,012
5% 7/1/42 (d)	2,980,000	3,039,259
5% 7/1/47 (d)	4,860,000	4,919,668
Series 2017 B:
5% 7/1/34	90,000	94,962
5% 7/1/35	85,000	89,484
5% 7/1/36	85,000	89,119
5% 7/1/37	55,000	57,385
5% 7/1/47	380,000	389,318
Series 2018 A:
5% 7/1/33 (d)	1,170,000	1,238,192
5% 7/1/43 (d)	1,190,000	1,218,016
5.25% 7/1/48 (d)	2,110,000	2,165,995
Series 2021 A:
4% 7/1/41 (d)	1,250,000	1,194,970
5% 7/1/32 (d)	1,250,000	1,365,972
5% 7/1/34 (d)	1,000,000	1,089,315
5% 7/1/35 (d)	500,000	542,273
5% 7/1/36 (d)	750,000	806,482
5% 7/1/51 (d)	8,605,000	8,833,070
Series 2021 B:
5% 7/1/46	470,000	499,351
5% 7/1/51	1,880,000	1,977,737
Series 2023 A:
5.25% 7/1/38 (d)	1,490,000	1,630,213
5.25% 7/1/39 (d)	1,375,000	1,496,160
5.25% 7/1/41 (d)	2,000,000	2,157,385
5.25% 7/1/43 (d)	2,500,000	2,675,587
5.25% 7/1/48 (d)	500,000	528,128
5.25% 7/1/53 (d)	3,500,000	3,674,945
5.5% 7/1/53 (d)	6,850,000	7,389,884
State Board of Regents of the State of Utah Series 1998 A, 5.5% 4/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,550,000	2,769,235
UIPA Crossroad Pub. Infrastructure District Series 2021:
4.125% 6/1/41 (e)	1,000,000	874,436
4.375% 6/1/52 (e)	1,520,000	1,292,740
Univ. of Utah Gen. Revs. Series 2023 B, 5.25% 8/1/53	1,000,000	1,111,277
Utah Bldg. Ownership Auth. Lease Rev. (State Facilities Master Lease Prog.) Series 2016, 3% 5/15/29	1,925,000	1,848,736
Utah Charter School Fin. Auth.:
(Syracuse Arts Academy Proj.) Series 2017:
5% 4/15/42	1,165,000	1,174,694
5% 4/15/47	905,000	908,899
(Utah Charter Academies Proj.) Series 2018:
5% 10/15/43	275,000	277,916
5% 10/15/48	290,000	291,507
Series 2017, 5% 4/15/37	210,000	213,767
Series 2019 A, 5% 4/15/49	390,000	393,746
Series 2020 A, 4% 10/15/54	300,000	248,619
Series 2020:
4% 4/15/45	625,000	567,683
4% 4/15/50	250,000	219,643
Utah County Hosp. Rev.:
Series 2016 B, 5% 5/15/46	2,500,000	2,543,844
Series 2020 A, 5% 5/15/50	705,000	729,297
Utah Gen. Oblig.:
Series 2010 B, 3.539% 7/1/25	267,829	263,274
Series 2020, 3% 7/1/33	550,000	519,847
Utah Hsg. Corp.:
Series 2019 G, 4.5% 7/21/49	137,056	133,464
Series 2019 H, 4.5% 8/21/49	88,554	85,932
Series 2019 I, 4% 9/21/49	148,634	138,337
Series 2020 B, 3.5% 2/21/50	217,095	194,559
Series 2021 I, 2.5% 8/21/51	721,794	596,954
Series 2021 J, 2.5% 9/21/51	2,811,313	2,285,062
Series 2022 G, 5% 7/21/52	727,052	717,516
Series 2022 H, 5% 8/21/52	1,151,180	1,137,054
Utah Infrastructure Agcy.:
Series 2017 A:
5% 10/15/34	300,000	301,939
5% 10/15/40	350,000	335,923
Series 2018 A, 5.375% 10/15/40	350,000	350,582
Series 2019:
4% 10/15/24	365,000	362,427
4% 10/15/30	490,000	469,629
4% 10/15/34	240,000	220,760
4% 10/15/39	420,000	357,449
4% 10/15/42	250,000	202,750
5% 10/15/25	270,000	271,585
Series 2021, 3% 10/15/45	490,000	317,419
Series 2022, 5% 10/15/46	460,000	426,609
Series 2023, 6% 10/15/47	550,000	573,129
Weber School District Utah (Utah School District Bond Guaranty Prog.) Series 2019, 2.25% 6/15/34	545,000	470,230
TOTAL UTAH		101,477,644
Vermont - 0.1%
Univ. of Vermont and State Agricultural College Series 2019 A, 5% 10/1/49	600,000	621,104
Vermont Econ. Dev. Auth. Soli Bonds Series 2013, 4.625%, tender 4/3/28 (b)(d)(e)	220,000	215,720
Vermont Edl. & Health Bldg. Fin. Agcy. Rev.:
(Champlain College Proj.) Series 2016 A:
5% 10/15/41	695,000	654,911
5% 10/15/46	845,000	766,424
(Middlebury College Proj.) Series 2020, 5% 11/1/49	1,500,000	1,565,219
(Saint Michael's College Proj.) Series 2023, 5.25% 10/1/52 (e)	585,000	538,181
Series 2023, 5% 11/1/52	3,250,000	3,468,154
Vermont Hsg. Fin. Agcy.:
Series 2021 B, 3% 11/1/51	926,000	884,083
Series 2023 A, 6% 11/1/53	729,000	791,213
Series A, 3.75% 11/1/50	79,000	77,946
Vermont Student Assistant Corp. Ed. Ln. Rev.:
Series 2018 A:
3.625% 6/15/29 (d)	45,000	44,721
3.75% 6/15/30 (d)	45,000	44,727
4% 6/15/33 (d)	45,000	44,751
4% 6/15/34 (d)	50,000	49,283
Series 2018 B, 4.375% 6/15/46 (d)	160,000	141,927
Series 2019 A:
3% 6/15/35 (d)	1,155,000	1,062,226
5% 6/15/27 (d)	705,000	737,272
5% 6/15/29 (d)	1,200,000	1,247,902
Series 2019 B, 4% 6/15/47 (d)	265,000	220,152
Series 2019, 3.375% 6/15/36 (d)	995,000	944,592
Series 2020 A, 5% 6/15/28 (d)	705,000	736,997
Series 2021 A:
2.375% 6/15/39 (d)	190,000	169,675
5% 6/15/29 (d)	105,000	110,462
5% 6/15/31 (d)	120,000	127,054
Series 2022 A, 4.375% 6/15/40 (d)	340,000	320,924
TOTAL VERMONT		15,585,620
Virgin Islands - 0.2%
Freddie Mac sequential payer Series 2023-ML16 Class AUS, 4.632% 7/25/38 (b)	766,693	730,504
Matching Fund Spl. Purp. Securitization Corp. Series 2022 A:
5% 10/1/25	75,000	75,531
5% 10/1/26	365,000	367,411
5% 10/1/30	3,250,000	3,260,956
5% 10/1/32	4,385,000	4,394,001
5% 10/1/39	13,505,000	13,257,799
Virgin Islands Pub. Fin. Auth.:
Series 2012 A, 5% 10/1/32	600,000	534,951
Series 2014 C:
5% 10/1/30 (e)	600,000	552,457
5% 10/1/39 (e)	300,000	244,225
5% 10/1/39	1,500,000	1,504,873
Series 2015, 5% 9/1/30 (e)	300,000	303,250
TOTAL VIRGIN ISLANDS		25,225,958
Virginia - 1.6%
Alexandria Gen. Oblig. Series 2021 A:
1.875% 12/15/37	4,085,000	3,080,988
2% 12/15/39	605,000	432,201
2% 12/15/40	1,000,000	697,676
Arlington County IDA Hosp. Facilities:
Bonds Series 2023 A, 5%, tender 7/1/31 (b)	4,900,000	5,327,908
Series 2020:
3.75% 7/1/50	1,650,000	1,454,106
4% 7/1/38	205,000	205,221
4% 7/1/45	1,250,000	1,177,782
5% 7/1/27	240,000	254,111
5% 7/1/36	480,000	518,387
Arlington County Indl. Rev. (County Projs.) Series 2017, 5% 2/15/43	400,000	414,976
Charles City County Solid Wt Rev. Bonds Series 2002, 1.45%, tender 4/1/27 (b)(d)	85,000	77,075
Chesapeake Bay Bridge and Tunnel District Gen. Resolution Rev. Series 2016:
5% 7/1/41 (Assured Guaranty Muni. Corp. Insured)	1,265,000	1,296,525
5% 7/1/46	4,380,000	4,395,087
5% 7/1/51	2,985,000	2,988,353
Chesapeake Gen. Oblig. Series 2020 A:
5% 8/1/34	65,000	73,698
5% 8/1/35	75,000	84,684
Chesapeake Trans. Sys. Toll Road Rev. Series 2012 B, 4.875% 7/15/40	1,055,000	1,075,459
Fairfax County Econ. Dev. Auth. Residential Care Facility Rev. Series 2013 A:
5% 12/1/32 (Pre-Refunded to 12/1/23 @ 100)	230,000	230,000
5% 12/1/42 (Pre-Refunded to 12/1/23 @ 100)	395,000	395,000
5% 12/1/47 (Pre-Refunded to 12/1/23 @ 100)	280,000	280,000
Fairfax County Gen. Oblig. Series 2022 A, 2% 10/1/41	7,000,000	4,853,960
Fairfax County Indl. Dev. Auth. (Inova Health Sys. Proj.):
Series 2014 A, 5% 5/15/44	1,475,000	1,478,964
Series 2016 A, 5% 5/15/31	590,000	615,179
Fairfax County Redev. & Hsg. Auth. Rev. Series 2019, 5% 10/1/35	830,000	897,448
Farmville Indl. Edl. Facilities Rev. (Longwood Univ. Student Hsg. Projs.):
Series 2018 A:
5% 1/1/48	300,000	269,054
5% 1/1/55	900,000	787,510
Series 2020 A, 5% 1/1/59	350,000	302,162
Freddie Mac Series 2022-ML13 Class XCA, 0.9538% 7/25/36 (b)(k)	9,934,617	471,278
Fredericksburg Econ. Dev. Auth. Rev. Series 2014:
5% 6/15/25	570,000	572,856
5% 6/15/26	110,000	110,643
5% 6/15/30	150,000	150,903
Greater Richmond Convention Ctr. Auth. Hotel Tax Rev. Series 2015, 5% 6/15/31 (Pre-Refunded to 6/15/25 @ 100)	1,370,000	1,407,790
Hampton Roads Trans. Accountability Commission:
Series 2018 A, 5.5% 7/1/57 (Pre-Refunded to 1/1/28 @ 100)	5,965,000	6,616,645
Series 2020 A, 5% 7/1/60	1,030,000	1,082,420
Henrico County Econ. Dev. Auth. Residential Care Facility Rev. Series 2022 A:
5% 10/1/47	575,000	579,354
5% 10/1/52	1,590,000	1,591,493
Indl. Dev. Auth. Botetourt County Residential Care Facility Rev. Series 2014 A, 6% 7/1/34	1,030,000	1,034,153
Isle Wight County Econ. De Series 2023:
4.75% 7/1/53 (Assured Guaranty Muni. Corp. Insured) (i)	1,500,000	1,501,890
5.25% 7/1/53 (Assured Guaranty Muni. Corp. Insured) (i)	750,000	790,695
Loudoun County Gen. Oblig. Series 2018 A, 4% 12/1/32	900,000	905,383
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2008 B, 0.75%, tender 9/2/25 (b)	885,000	824,270
Lynchburg Econ. Dev. Series 2021:
3% 1/1/51	1,310,000	918,814
4% 1/1/55	1,065,000	961,771
Lynchburg Econ. Dev. Auth. (Randolph College Projs.) Series 2018, 5% 9/1/48	250,000	245,137
Newport News Wtr. Rev. Series 2021, 2% 7/15/40	3,075,000	2,165,030
Norfolk Econ. Dev. Auth. Hosp. Facilities Rev.:
Bonds Series 2018 A, 5%, tender 11/1/28 (b)	745,000	808,541
Series 2018 B, 4% 11/1/48	2,655,000	2,477,249
Norfolk Redev. & Hsg. Auth. Rev.:
(Fort Norfolk Retirement Cmnty., Inc. Harbors Edge Proj.) Series 2014:
5% 1/1/35	565,000	509,967
5% 1/1/46	725,000	572,735
5.375% 1/1/35	880,000	820,401
5.375% 1/1/46	600,000	499,385
Series 2019 A, 5% 1/1/49	455,000	351,660
Peninsula Ccda Spl. Oblig. Series 2018, 4.5% 9/1/45 (e)	205,000	178,464
Roanoke Econ. Dev. Auth. Edl. Facilities Series 2018 A:
4% 9/1/48	300,000	245,520
5% 9/1/27	30,000	31,039
Roanoke Econ. Dev. Authority. Series 2020 A, 3% 7/1/45	1,000,000	753,306
Rockingham County Econ. De Series 2021 A, 3% 11/1/46	2,755,000	2,079,457
Salem Econ. Dev. Auth. Series 2020:
4% 4/1/38	20,000	18,445
4% 4/1/39	15,000	13,668
4% 4/1/40	20,000	18,024
4% 4/1/45	50,000	42,761
5% 4/1/24	20,000	20,063
5% 4/1/26	20,000	20,475
5% 4/1/27	20,000	20,722
5% 4/1/28	30,000	31,385
5% 4/1/29	35,000	36,859
5% 4/1/49	65,000	63,954
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev.:
(Mary Washington Hosp. Proj.) Series 2016, 3% 6/15/29	100,000	96,268
Series 2016:
4% 6/15/37	110,000	106,403
5% 6/15/27	185,000	191,622
5% 6/15/28	55,000	56,786
5% 6/15/30	80,000	82,193
5% 6/15/33	210,000	214,793
5% 6/15/34	100,000	102,058
5% 6/15/35	455,000	462,921
5% 6/15/36	665,000	676,148
Tobacco Settlement Fing. Corp.:
Series 2007 A1, 6.706% 6/1/46	1,100,000	941,302
Series 2007 C1, 0% 6/1/47	6,265,000	1,624,169
Toll Road Investors Partnership II, LP:
0% 2/15/25 (e)	1,704,000	1,564,076
0% 2/15/26 (e)	1,295,000	1,104,862
0% 2/15/27 (e)	181,000	143,376
0% 2/15/28 (e)	528,000	388,511
0% 2/15/33 (e)	790,000	398,071
0% 2/15/43 (e)(h)	5,200,216	1,314,854
Virginia College Bldg. Auth. Edl. Facilities Rev.:
(21St Century Collage and Equip. Programs) Series 2021 A:
4% 2/1/34	4,345,000	4,559,225
4% 2/1/35	6,250,000	6,524,034
(21st Century College and Equip. Programs) Series 2015 D, 3% 2/1/26	1,000,000	988,386
(21st CenturyCollege and Equip. Programs) Series 2015 D, 3.15% 2/1/28	950,000	935,733
(Marymount Univ. Proj.):
Series 2015 A:
5% 7/1/24 (e)	210,000	209,658
5% 7/1/25 (e)	215,000	214,221
5% 7/1/30 (e)	665,000	665,173
5% 7/1/35 (e)	200,000	195,695
5% 7/1/45 (e)	440,000	396,466
Series 2015 B:
5% 7/1/45 (e)	845,000	761,396
5.25% 7/1/30 (e)	380,000	381,806
5.25% 7/1/35 (e)	405,000	404,968
(Regent Univ. Proj.) Series 2021:
5% 6/1/27	80,000	82,846
5% 6/1/28	85,000	88,826
5% 6/1/29	85,000	89,445
Virginia College Bldg. Auth. Edl. Facilities Rev. Rfdg. Pub. Higher Ed. Fing. Prog. Series 2023 A, 4% 9/1/42	6,375,000	6,423,048
Virginia Commonwealth Trans. Board Rev.:
(Virginia Gen. Oblig. Proj.) Series 2017 A:
5% 5/15/32	130,000	139,422
5% 5/15/33	110,000	117,756
Series 2019, 3% 5/15/37	4,000,000	3,475,433
Virginia Commonwealth Univ. Health Sys. Auth. Series 2017 A, 4% 7/1/40	2,805,000	2,783,196
Virginia Hsg. Dev. Auth. Series 2022 G, 5.15% 11/1/52	1,350,000	1,407,376
Virginia Port Auth. Port Facilities Rev. Series 2016 B:
5% 7/1/41 (d)	1,530,000	1,549,549
5% 7/1/45 (d)	2,345,000	2,364,169
Virginia Pub. Bldg. Auth. Pub. Facilities Rev.:
Series 2015 A, 3.3% 8/1/28	1,250,000	1,247,334
Series 2019 A, 4% 8/1/36	1,625,000	1,673,322
Virginia Small Bus. Fing. A Bonds (Pure Salmon Virginia LLC Proj.) Series 2022, 5%, tender 11/15/24 (b)(d)	1,100,000	1,103,245
Virginia Small Bus. Fing. Auth.:
(95 Express Lanes LLC Proj.) Series 2022:
4% 7/1/39 (d)	600,000	556,710
4% 1/1/40 (d)	440,000	405,753
4% 1/1/41 (d)	215,000	196,960
4% 1/1/48 (d)	9,185,000	8,095,620
5% 7/1/32 (d)	2,300,000	2,458,979
5% 7/1/33 (d)	820,000	875,155
5% 7/1/34 (d)	270,000	287,320
5% 7/1/35 (d)	305,000	323,074
5% 1/1/36 (d)	335,000	353,468
5% 7/1/37 (d)	190,000	197,499
(Elizabeth River Crossings OPCO, LLC Proj.) Series 2022, 4% 7/1/32 (d)	785,000	779,923
(Elizabeth River Crossings OpCo, LLC Proj.) Series 2022:
4% 1/1/35 (d)	2,635,000	2,594,144
4% 7/1/35 (d)	1,740,000	1,705,333
4% 1/1/37 (d)	4,355,000	4,183,119
4% 1/1/38 (d)	2,935,000	2,770,255
4% 1/1/39 (d)	1,180,000	1,107,727
4% 1/1/40 (d)	6,230,000	5,825,358
(I-495 Hot Lanes Proj.) Series 2022:
5% 12/31/42 (d)	1,000,000	1,038,255
5% 12/31/47 (d)	8,830,000	9,035,115
5% 12/31/52 (d)	2,490,000	2,528,809
(I-495 Hot Lanes Projs.) Series 2022, 5% 12/31/57 (d)	4,015,000	4,059,148
(Transform 66 P3 Proj.) Series 2017:
5% 12/31/49 (d)	1,845,000	1,852,109
5% 12/31/52 (d)	3,640,000	3,649,297
5% 12/31/56 (d)	4,775,000	4,779,656
Series 2014, 5.25% 10/1/29	130,000	131,495
Series 2020 A:
4% 1/1/45	400,000	350,445
4% 1/1/51	250,000	209,495
5% 1/1/33	400,000	418,977
5% 1/1/35	655,000	681,149
Virginia Small Bus. Fing. Auth. Health Care Facilities Rev. Series 2020 A, 4% 12/1/49	2,460,000	2,239,741
Virginia St Resources Auth. Inf Series 2014 B, 3.75% 11/1/30	2,750,000	2,756,266
Williamsburg Econ. Dev. (Provident Group-Williamsburg Properties LLC - William & Mary Proj.):
Series 2023 A:
4.125% 7/1/58 (Assured Guaranty Muni. Corp. Insured)	3,100,000	2,950,102
4.375% 7/1/63 (Assured Guaranty Muni. Corp. Insured)	2,890,000	2,840,083
5.25% 7/1/53 (Assured Guaranty Muni. Corp. Insured)	205,000	222,185
Series 2023 B, 4.375% 7/1/63	1,025,000	996,172
Winchester Econ. Dev. Auth.:
Series 2014 A, 5% 1/1/44 (Pre-Refunded to 1/1/24 @ 100)	4,785,000	4,790,120
Series 2015:
5% 1/1/31	305,000	313,445
5% 1/1/34	185,000	189,571
5% 1/1/35	185,000	189,541
5% 1/1/44	260,000	262,906
Wise County Indl. Dev. Auth. Waste & Sewage Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2010 A, 1.2%, tender 5/31/24 (b)	580,000	570,512
TOTAL VIRGINIA		193,229,251
Washington - 1.5%
Adams County Pub. Hosp. District No. 2 Series 2014, 5.125% 12/1/44	375,000	370,684
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series A, 0% 6/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	85,000	73,711
Douglas County Pub. Util. District #1 Wells Hydroelectric Rev. Series 2022 B, 5% 9/1/47	2,000,000	2,131,458
Energy Northwest Elec. Rev.:
Series 2014 C, 5% 7/1/28	1,610,000	1,625,085
Series 2020 A:
5% 7/1/33	440,000	497,138
5% 7/1/34	530,000	595,987
5% 7/1/35	750,000	840,277
5% 7/1/37	700,000	771,841
Series 2021 A, 4% 7/1/42	1,600,000	1,606,544
Series 2022 A, 5% 7/1/36	2,875,000	3,284,859
Everett Hsg. Auth. Rev. (Huntington Park Apts. Proj.) Series 2022, 4% 7/1/37	2,700,000	2,534,276
Grant County Wash Pub. Hosp. Distn Series 2023, 5.125% 12/1/48	250,000	252,644
Grays Hbr. County Gen. Oblig. Series 2018:
5% 12/15/33	400,000	417,405
5% 12/15/38	510,000	521,037
5% 12/15/48	985,000	994,168
Jefferson County Wash Pub. Hosp. D Series 2023 A, 6.875% 12/1/53 (i)	1,500,000	1,505,999
King County Gen. Oblig.:
Series 2019, 5% 1/1/37	750,000	813,525
Series 2021 A, 2% 1/1/34	750,000	633,455
King County Hsg. Auth. Rev. Series 2021:
4% 6/1/26	400,000	404,345
4% 6/1/28	255,000	259,962
4% 12/1/29	45,000	46,053
North Thurston Pub. Schools (Washington State School District Cr. Enhancement Prog.) Series 2014, 3.5% 12/1/29	750,000	747,081
Pend Oreille Pub. Util. District Series 2018, 5% 1/1/48	300,000	302,305
Port of Seattle Rev.:
Series 2013:
5% 7/1/28 (d)	1,500,000	1,500,740
5% 7/1/29 (d)	250,000	250,099
Series 2015 B, 5% 3/1/25	225,000	227,957
Series 2015 C, 5% 4/1/34 (d)	680,000	682,224
Series 2016 B:
5% 10/1/28 (d)	425,000	437,093
5% 10/1/30 (d)	245,000	249,725
Series 2016, 5% 2/1/28	110,000	114,204
Series 2017 C, 5% 5/1/42 (d)	2,050,000	2,069,428
Series 2018 A, 5% 5/1/30 (d)	920,000	952,733
Series 2019 A, 4% 4/1/44 (d)	1,380,000	1,282,158
Series 2019:
5% 4/1/35 (d)	5,300,000	5,615,719
5% 4/1/38 (d)	2,135,000	2,216,577
5% 4/1/44 (d)	2,025,000	2,084,699
Series 2021 C:
5% 8/1/24 (d)	1,380,000	1,391,876
5% 8/1/25 (d)	1,795,000	1,837,211
5% 8/1/26 (d)	1,535,000	1,590,430
5% 8/1/27 (d)	950,000	998,886
5% 8/1/28 (d)	2,650,000	2,816,388
5% 8/1/38 (d)	1,300,000	1,370,271
Series 2022 B:
4% 8/1/47 (d)	320,000	296,843
5% 8/1/40 (d)	2,000,000	2,108,277
5% 8/1/41 (d)	1,000,000	1,054,111
Seattle Hsg. Auth. Rev. (Northgate Plaza Proj.) Series 2021, 1% 6/1/26	1,760,000	1,632,379
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Series 2017, 5% 12/1/38	75,000	76,782
Tacoma Elec. Sys. Rev. Series 2017:
5% 1/1/37	55,000	57,609
5% 1/1/38	55,000	57,461
Tacoma Gen. Oblig. Series 2021 A, 3% 12/1/35	1,025,000	934,399
Washington Convention Ctr. Pub. Facilities:
Series 2018:
4% 7/1/58	485,000	413,448
5% 7/1/58	250,000	253,372
Series 2021 A, 5% 7/1/58	350,000	357,324
Series 2021 B:
3% 7/1/43	500,000	386,308
3% 7/1/43	395,000	303,079
3% 7/1/58	400,000	264,241
3% 7/1/58 (Assured Guaranty Muni. Corp. Insured)	5,615,000	3,840,105
Series 2021:
3% 7/1/58	250,000	173,197
4% 7/1/31	10,045,000	9,734,331
Washington Gen. Oblig.:
Series 2014 D, 5% 2/1/30	400,000	401,360
Series 2014 E:
5% 2/1/33	1,850,000	1,856,288
5% 2/1/37	2,560,000	2,568,701
5% 2/1/39	1,705,000	1,710,795
Series 2015 D, 5% 7/1/32	1,500,000	1,525,219
Series 2017 D:
5% 2/1/33	545,000	575,135
5% 2/1/35	30,000	31,557
Series 2018 C, 5% 8/1/30	810,000	866,530
Series 2020 C, 5% 2/1/29	1,035,000	1,150,026
Series 2020 R, 4% 7/1/29	1,375,000	1,459,929
Series 2021 C:
5% 2/1/41	750,000	816,973
5% 2/1/44	4,435,000	4,791,001
Series 2021 E, 5% 6/1/43	1,640,000	1,780,783
Series 2021 F:
5% 6/1/36	2,675,000	3,015,999
5% 6/1/39	305,000	335,758
5% 6/1/40	3,535,000	3,903,672
Series 2022 A:
5% 8/1/35	7,700,000	8,786,288
5% 8/1/42	5,000,000	5,451,246
Series 2022 C, 5% 2/1/47	6,475,000	6,982,746
Series 2022 D:
4% 7/1/36	2,050,000	2,128,405
4% 7/1/37	1,425,000	1,469,554
Series 2022 RB, 5% 2/1/29	780,000	866,686
Series 2023 A:
5% 8/1/25	1,500,000	1,550,222
5% 8/1/35	1,800,000	2,083,122
Series 2024 A:
5% 8/1/38	1,140,000	1,290,659
5% 8/1/41	1,150,000	1,283,194
Series R-2017 A:
5% 8/1/27	55,000	57,905
5% 8/1/28	55,000	57,862
5% 8/1/30	300,000	314,433
Washington Health Care Facilities Auth. Rev.:
(Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B:
5% 7/1/25	100,000	101,026
5% 7/1/27	185,000	189,649
5% 7/1/28	230,000	236,761
5% 7/1/29	115,000	118,299
5% 7/1/30	105,000	107,911
5% 7/1/31	180,000	184,891
5% 7/1/32	245,000	251,342
5% 7/1/33	345,000	353,462
5% 7/1/34	230,000	235,004
5% 7/1/35	130,000	132,396
5% 7/1/36	125,000	126,630
5% 7/1/42	1,715,000	1,719,830
(Providence Health Systems Proj.):
Series 2012 A, 5% 10/1/25	625,000	625,293
Series 2018 B:
5% 10/1/30	65,000	68,255
5% 10/1/31	85,000	89,125
5% 10/1/32	60,000	62,874
5% 10/1/33	140,000	146,662
(Virginia Mason Med. Ctr. Proj.) Series 2017:
5% 8/15/25	15,000	15,236
5% 8/15/26	15,000	15,358
5% 8/15/27	105,000	108,733
(Virginia Mason Med. Ctr. Proj.) Series 2017:
5% 8/15/29	125,000	129,247
5% 8/15/30	55,000	56,788
Bonds:
Series 2019 B2, 5%, tender 8/1/25 (b)	965,000	976,985
Series 2019 B3, 5%, tender 8/1/26 (b)	6,400,000	6,577,830
Series 2017 A, 4% 7/1/42	370,000	323,042
Series 2017 B, 4% 8/15/41	405,000	386,900
Series 2017:
4% 8/15/42	3,260,000	2,809,005
5% 8/15/36	30,000	30,624
5% 8/15/37	365,000	370,740
Series 2019 A 1, 4% 8/1/44	180,000	162,956
Series 2019 A1:
5% 8/1/34	105,000	112,236
5% 8/1/37	55,000	57,619
Series 2019 A2:
5% 8/1/35	160,000	170,219
5% 8/1/39	65,000	67,373
5% 8/1/44	1,325,000	1,352,229
Series 2020:
5% 9/1/38	130,000	137,084
5% 9/1/45	1,240,000	1,283,338
5% 9/1/50	690,000	708,434
5% 9/1/55	3,705,000	3,790,184
Washington Higher Ed. Facilities Auth. Rev.:
(Gonzaga Univ. Proj.) Series 2019 A, 3% 4/1/49	2,180,000	1,554,710
(Seattle Pacific Univ. Proj.) Series 2020 A, 5% 10/1/45	175,000	168,825
(Whitworth Univ. Proj.) Series 2016 A:
5% 10/1/25	30,000	30,595
5% 10/1/26	130,000	134,332
5% 10/1/27	260,000	269,001
5% 10/1/28	270,000	279,516
5% 10/1/34	185,000	189,581
5% 10/1/35	330,000	337,558
5% 10/1/36	415,000	422,932
5% 10/1/40	500,000	503,829
Series 2023, 4% 4/1/41	630,000	615,809
Washington Hsg. Fin. Commission:
sequential payer Series 2023-1 Class A, 3.375% 4/20/37	3,497,389	3,010,010
Series 2021 1, 3.5% 12/20/35	5,824,482	5,355,194
Series 2021 1N, 3% 12/1/49	1,330,000	1,285,347
Washington Hsg. Fin. Commission Nonprofit Hsg. Rev.:
(Eliseo Proj.) Series 2021 A:
4% 1/1/41 (e)	350,000	265,910
4% 1/1/57 (e)	300,000	193,607
(Emerald Heights Proj.) Series 2023 A, 5% 7/1/48	230,000	223,961
(Emerald Hights Proj.) Series 2023 A, 5% 7/1/43	260,000	259,346
(Judson Park Proj.) Series 2018, 5% 7/1/48 (e)	295,000	235,852
(Presbyterian Retirement Cmntys. Northwest Projs.) Series 2016 A:
5% 1/1/46 (e)	455,000	350,077
5% 1/1/51 (e)	1,735,000	1,286,133
(The Hearthstone Proj.) Series 2018 A:
5% 7/1/48 (e)	405,000	287,197
5% 7/1/53 (e)	100,000	68,769
(Transforming Age Projs.) Series 2019 A, 5% 1/1/55 (e)	2,350,000	1,704,787
Eliseo Proj. Series 2021 A, 4% 1/1/51 (e)	300,000	202,177
Series 2015 A, 7% 7/1/45 (Pre-Refunded to 7/1/25 @ 100) (e)	1,205,000	1,262,665
Washington Hsg. Fin. Commission Nonprofit Rev. (Seattle Academy of Arts and Sciences Proj.) Series 2023, 6.25% 7/1/59 (e)	2,920,000	3,160,073
Whidbey Island Pub. Hosp. District Series 2013, 5.375% 12/1/39	400,000	343,201
TOTAL WASHINGTON		178,366,135
West Virginia - 0.3%
Glenville St College W Brdg Series 2017, 5.25% 6/1/47	250,000	215,303
Monongalia County W Commn Tax Series 2023 A:
5.75% 6/1/43 (e)	500,000	519,672
6% 6/1/53 (e)	1,950,000	2,051,818
Monongalia County West Commission Spl. District Excise Tax Rev.:
Series 2017 A:
5.5% 6/1/37 (e)	445,000	454,419
5.75% 6/1/43 (e)	445,000	454,996
Series 2021 A, 4.125% 6/1/43 (e)	580,000	515,270
Series 2021 B, 4.875% 6/1/43 (e)	800,000	764,697
Series 2023 A, 7% 6/1/43 (e)	1,535,000	1,621,471
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds:
(Appalachian Pwr. Co. Amos Proj.):
Series 2010 A, 0.625%, tender 12/15/25 (b)	710,000	647,669
Series 2011 A, 1%, tender 9/1/25 (b)(d)	670,000	624,311
(Arch Resources Proj.) Series 2020, 5%, tender 7/1/25 (b)(d)	420,000	419,983
(Kentucky Pwr. Compnay - Mitchell Proj.) Series 2014 A, 4.7%, tender 6/17/26 (b)(d)	1,350,000	1,346,150
(Wheeling Pwr. Co. - Mitchell Proj.) Series 2013 A, 3%, tender 6/18/27 (b)(d)	975,000	928,415
West Virginia Hosp. Fin. Auth. Hosp. Rev.:
Series 2018 A:
4% 1/1/37	300,000	283,868
4% 6/1/51	1,495,000	1,370,099
4.125% 1/1/47	450,000	388,380
5% 1/1/31	200,000	207,439
5% 1/1/32	160,000	165,843
5% 1/1/33	105,000	108,766
5% 6/1/52	2,625,000	2,671,574
Series 2019 A:
5% 9/1/38	175,000	177,832
5% 9/1/39	50,000	50,628
Series 2023:
5.375% 9/1/53 (Assured Guaranty Muni. Corp. Insured)	5,080,000	5,345,876
5.5% 9/1/48 (Assured Guaranty Muni. Corp. Insured)	5,810,000	6,212,064
West Virginia Hsg. Dev. Fund Series 2018 A, 3.75% 11/1/38	125,000	118,334
West Virginia Parkways Auth. Series 2021:
5% 6/1/25	705,000	723,658
5% 6/1/26	705,000	738,424
5% 6/1/27	705,000	753,823
5% 6/1/28	1,060,000	1,154,618
West Virginia Wtr. Dev. Auth. Series 2016 AII, 5% 11/1/33	140,000	146,442
TOTAL WEST VIRGINIA		31,181,842
Wisconsin - 1.2%
Blue Ridge Healthcare Pub. Fin. Auth. Series 2020 A, 4% 1/1/45	220,000	200,939
Howard Suamico Scd Series 2021:
2% 3/1/38	810,000	616,925
2% 3/1/40	500,000	364,577
2% 3/1/41	875,000	624,918
Kohler Wis School District Series 2021, 2% 3/1/38	585,000	435,067
Mount Pleasant Tax Increment Rev. Series 2018 A:
5% 4/1/43	420,000	437,415
5% 4/1/48	2,890,000	2,955,755
Pub. Fin. Auth. Charter School Rev.:
Series 2020 A:
4% 7/1/30 (e)	55,000	50,698
5% 7/1/40 (e)	100,000	88,910
5% 7/1/55 (e)	205,000	164,882
Series 2023 A, 6.75% 7/1/58 (e)	175,000	177,677
Pub. Fin. Auth. Ed. Rev. Mountain Island Charter School:
Series 2015:
4.95% 3/1/30 (e)	25,000	25,152
5.25% 3/1/35 (e)	25,000	25,234
Series 2017 A, 5.125% 6/15/47 (e)	370,000	312,625
Series 2017:
5% 7/1/37	115,000	115,110
5% 7/1/47	280,000	265,426
5% 7/1/52	605,000	562,815
Series 2019 A:
4% 6/15/29 (e)	120,000	112,221
5% 6/15/39 (e)	140,000	124,939
5% 6/15/49 (e)	245,000	200,809
Series 2022:
5% 1/1/42 (e)	500,000	426,580
5% 6/15/42	130,000	123,346
5.25% 6/15/52	190,000	177,615
5.375% 6/15/57	180,000	169,547
5.5% 6/15/62	285,000	271,114
Series 2023 A, 6.25% 6/15/48 (e)	705,000	689,423
Pub. Fin. Auth. Edl. Facilities:
Series 2016, 5.5% 1/1/47	300,000	295,273
Series 2018 A:
5.25% 10/1/43	1,195,000	1,151,426
5.25% 10/1/48	1,195,000	1,119,536
Series 2021, 4% 3/1/27 (e)	795,000	755,227
Series 2022 A:
5.25% 3/1/42	1,050,000	1,067,325
5.25% 3/1/47	5,650,000	5,674,862
Pub. Fin. Auth. Edl. Rev. Series 2019:
5% 6/15/39	40,000	39,674
5% 6/15/49	130,000	122,093
5% 6/15/53	85,000	78,848
Pub. Fin. Auth. Health Care Sys. Rev. Series 2022 A:
4% 10/1/52	2,030,000	1,850,572
5% 10/1/52	2,000,000	2,074,501
Pub. Fin. Auth. Higher Edcuational Faclities Rev. (Gannon Univ. Proj.) Series 2017:
5% 5/1/42	235,000	228,060
5% 5/1/47	125,000	117,724
Pub. Fin. Auth. Hosp. Rev.:
(Renown Reg'l. Med. Ctr. Proj.):
Series 2016 A, 5% 6/1/26	975,000	1,002,782
Series 2020 A:
5% 6/1/34	420,000	447,730
5% 6/1/38	600,000	620,849
Series 2019 A:
4% 10/1/49	1,680,000	1,530,960
5% 10/1/44	2,100,000	2,147,188
Series 2021 A, 4% 2/1/51	180,000	128,074
Pub. Fin. Auth. Hotel Rev. (Grand Hyatt San Antonio Hotel Acquisition Proj.) Series 2022 A:
5% 2/1/42	795,000	807,628
5% 2/1/52	1,545,000	1,525,182
5% 2/1/62	1,490,000	1,445,895
Pub. Fin. Auth. Hotel/Conference Ctr. Facilities Rev. Series 2021 A:
4% 9/1/36 (e)	400,000	355,330
4% 9/1/41 (e)	360,000	291,836
4% 9/1/51 (e)	1,240,000	905,246
4% 9/1/56 (e)	590,000	416,626
Pub. Fin. Auth. Ltd. Oblig.:
(American Dream @ Meadowlands Proj.) Series 2017 A, 6.25% 8/1/27 (e)	2,810,000	2,146,138
Series 2017, 5.625% 8/1/24 (e)	1,105,000	843,944
Pub. Fin. Auth. Ltd. Oblig. Pilot Rev. (American Dream Meadowlands Proj.) Series 2017, 7% 12/1/50 (e)	1,705,000	1,559,227
Pub. Fin. Auth. Retirement Cmntys. Rev.:
Series 2019 A, 5% 11/15/49	350,000	329,639
Series 2020 A, 5% 11/15/41	635,000	623,911
Pub. Fin. Auth. Rev.:
(CFP3 - Eastern Michigan Univ. Student Hsg. Proj.) Series 2022 A1:
5.25% 7/1/42	1,775,000	1,922,362
5.375% 7/1/47	1,350,000	1,455,892
5.5% 7/1/52	1,490,000	1,615,299
5.625% 7/1/55	1,140,000	1,244,919
(Irving Convention Ctr. Hotel) Series 2017 A2, 7% 1/1/50 (e)	550,000	587,370
Series 2016 A, 5% 1/1/24 (d)	520,000	520,070
Series 2016 B, 5% 12/1/25 (d)	1,140,000	1,148,148
Series 2016 C, 4.3% 11/1/30 (d)	705,000	673,659
Series 2016 D, 4.05% 11/1/30	350,000	329,397
Pub. Fin. Auth. Solid Waste Bonds (Waste Mgmt., Inc. Proj.) Series 2017 A2, 4.875%, tender 2/1/24 (b)(d)	4,080,000	4,081,714
Pub. Fin. Auth. Spl. Facilities Rev.:
(Sky Harbour Cap. Llc Aviation Facilities Proj.) Series 2021, 4% 7/1/41 (d)	500,000	383,184
Series 2021, 4.25% 7/1/54 (d)	1,930,000	1,339,328
Pub. Fin. Auth. Sr. Living Rev.:
(Mary's Woods At Marylhurst, Inc. Proj.) Series 2017 A:
5% 5/15/25 (e)	130,000	128,554
5% 5/15/28 (e)	190,000	185,415
5.25% 5/15/37 (e)	455,000	427,791
5.25% 5/15/42 (e)	310,000	280,413
5.25% 5/15/47 (e)	850,000	746,093
5.25% 5/15/52 (e)	965,000	827,159
(Rose Villa Proj.) Series 2014 A:
5.125% 11/15/29 (Pre-Refunded to 11/15/24 @ 100) (e)	100,000	101,290
5.5% 11/15/34 (Pre-Refunded to 11/15/24 @ 100) (e)	95,000	96,554
5.75% 11/15/44 (Pre-Refunded to 11/15/24 @ 100) (e)	80,000	81,493
6% 11/15/49 (Pre-Refunded to 11/15/24 @ 100) (e)	155,000	158,206
Series 2019 A, 4% 1/1/46	650,000	484,957
Pub. Fin. Auth. Student Hsg.:
(Beyond Boone, LLC - Appalachian State Univ. Proj.) Series 2020 A:
4% 7/1/45 (Assured Guaranty Muni. Corp. Insured)	170,000	157,748
4% 7/1/50 (Assured Guaranty Muni. Corp. Insured)	145,000	130,478
4% 7/1/55 (Assured Guaranty Muni. Corp. Insured)	165,000	146,360
(CHF - Wilmington, L.L.C. - Univ. of North Carolina at Wilmington Proj.) Series 2018:
5% 7/1/48 (Assured Guaranty Muni. Corp. Insured)	1,280,000	1,305,942
5% 7/1/53 (Assured Guaranty Muni. Corp. Insured)	760,000	773,231
5% 7/1/58 (Assured Guaranty Muni. Corp. Insured)	1,065,000	1,083,313
(NC A&T Real Estate Estate Foundation, LLC Proj.) Series 2019 A, 5% 6/1/49	350,000	325,255
(Univ. of Hawai'i Foundation Proj.):
Series 2021 B, 5.25% 7/1/61 (e)	355,000	285,014
Series 2021, 4% 7/1/61 (e)	1,505,000	1,112,236
Series 2018, 5% 7/1/36 (Assured Guaranty Muni. Corp. Insured)	105,000	110,243
Series 2019 A, 5% 7/1/44 (Assured Guaranty Muni. Corp. Insured)	80,000	81,914
Series 2021 A1, 4% 7/1/51 (e)	575,000	447,189
Series 2021 A2, 5.35% 7/1/40 (e)	300,000	235,707
Series 2022 A, 5% 5/1/60 (e)	250,000	185,157
Series 2022 B, 9% 5/1/71 (e)	150,000	131,586
Series 2023 A:
5.75% 7/1/53 (e)	1,485,000	1,511,170
5.75% 7/1/63 (e)	3,005,000	3,035,688
Pub. Fin. Auth. Wis Affordable Series 2023 B1, 7.125% 7/25/34 (e)	1,990,000	2,043,820
Pub. Fin. Auth. Wisconsin Arpt. Facilities Rev. Series 2012 B:
5% 7/1/42 (d)	385,000	384,992
5.25% 7/1/28 (d)	1,795,000	1,796,151
Pub. Fin. Auth. Wisconsin Retirement Facility Rev.:
Series 2018:
5% 10/1/43 (e)	1,425,000	1,232,736
5% 10/1/48 (e)	750,000	625,079
5% 10/1/53 (e)	1,435,000	1,168,917
Series 2021 A:
4% 10/1/46	65,000	50,499
4% 10/1/51	195,000	144,431
Series 2021 C, 4% 10/1/41	50,000	41,395
Series 2021, 4% 12/1/56	500,000	397,344
Roseman Univ. of Health:
(Church Home of Hartford, Inc. Proj.) Series 2015 A:
5% 9/1/30 (e)	150,000	142,806
5% 9/1/38 (e)	290,000	253,354
(Fargo-Moorhead Metropolitan Area Flood Risk Mgmt. Proj.) Series 2021, 4% 9/30/51 (d)	750,000	603,213
(Roseman Univ. of Health Sciences Proj.) Series 2015, 5.875% 4/1/45	400,000	401,147
(Searstone CCRC Proj.):
Series 2021 B2, 2.25% 6/1/27 (e)	470,000	436,323
Series 2023 A, 5% 6/1/52 (e)	1,140,000	903,423
(Ultimate Med. Academy Proj.) Series 2019 A, 5% 10/1/39 (e)	700,000	690,915
(Wonderful Foundations Charter School Portfolio Projs.):
Series 2020 A1, 5% 1/1/55 (e)	1,250,000	938,657
Series 2020 B, 0% 1/1/60 (e)	1,100,000	58,516
Series 2020:
5% 1/1/40	300,000	283,192
5% 4/1/40 (e)	410,000	391,896
5% 4/1/40 (Pre-Refunded to 4/1/30 @ 100) (e)	15,000	16,792
5% 1/1/45	725,000	665,666
5% 4/1/50 (e)	295,000	264,782
Series 2021 A:
3% 7/1/50	1,150,000	808,233
4.5% 6/1/56 (e)	8,170,000	5,998,076
Series 2021 B, 6.5% 6/1/56 (e)	1,870,000	1,498,814
Series 2021 C, 2.75% 6/1/26 (e)	250,000	245,004
Series 2022:
4% 4/1/32 (e)	515,000	484,942
4% 1/1/47	100,000	87,235
4% 1/1/52	105,000	88,885
Series 2023 A, 5% 6/1/37 (e)	510,000	464,603
Series 2023, 5.5% 7/1/39 (d)	935,000	976,976
Sun Prairie Area School District Series 2021, 2% 3/1/41	1,500,000	1,030,023
Univ. of Wisconsin Hosp. & Clinics Auth. Series 2021 B, 4% 4/1/51	2,890,000	2,612,322
Waunakee Wis Cmnty. School District Series 2023, 3.25% 4/1/28	1,000,000	991,205
Westosha Cent High School District Series 2021, 2% 3/1/40	1,490,000	1,040,255
Wisconsin Ctr. District Tax Rev.:
Series 2020 C:
0% 12/15/31 (Assured Guaranty Muni. Corp. Insured)	100,000	74,307
0% 12/15/32 (Assured Guaranty Muni. Corp. Insured)	140,000	99,686
0% 12/15/33 (Assured Guaranty Muni. Corp. Insured)	135,000	91,952
0% 12/15/34 (Assured Guaranty Muni. Corp. Insured)	125,000	81,263
0% 12/15/35 (Assured Guaranty Muni. Corp. Insured)	160,000	98,990
0% 12/15/36 (Assured Guaranty Muni. Corp. Insured)	155,000	90,832
0% 12/15/37 (Assured Guaranty Muni. Corp. Insured)	155,000	85,831
0% 12/15/38 (Assured Guaranty Muni. Corp. Insured)	160,000	83,992
0% 12/15/39 (Assured Guaranty Muni. Corp. Insured)	150,000	74,587
0% 12/15/40 (Assured Guaranty Muni. Corp. Insured)	35,000	16,499
Series 2020 D:
0% 12/15/32 (Assured Guaranty Muni. Corp. Insured)	135,000	96,126
0% 12/15/33 (Assured Guaranty Muni. Corp. Insured)	210,000	143,036
0% 12/15/34 (Assured Guaranty Muni. Corp. Insured)	200,000	130,020
0% 12/15/35 (Assured Guaranty Muni. Corp. Insured)	300,000	185,605
0% 12/15/36 (Assured Guaranty Muni. Corp. Insured)	310,000	181,663
0% 12/15/37 (Assured Guaranty Muni. Corp. Insured)	505,000	279,643
0% 12/15/38 (Assured Guaranty Muni. Corp. Insured)	545,000	286,097
0% 12/15/39 (Assured Guaranty Muni. Corp. Insured)	595,000	295,861
0% 12/15/40 (Assured Guaranty Muni. Corp. Insured)	255,000	120,211
Wisconsin Gen. Oblig. Series 2021 A:
5% 5/1/33	35,000	38,161
5% 5/1/36	4,785,000	5,160,287
Wisconsin Health & Edl. Facilities:
(Ascension Health Cr. Group Proj.) Series 2016 A, 5% 11/15/36	605,000	618,089
Series 2014:
4% 5/1/33	505,000	505,249
5% 5/1/25	45,000	45,221
Series 2016 A:
5% 2/15/28	290,000	297,059
5% 2/15/29	375,000	383,743
5% 2/15/30	415,000	423,923
Series 2016, 4% 12/1/46	5,465,000	5,192,880
Series 2017 A:
5% 9/1/29 (Pre-Refunded to 9/1/27 @ 100)	705,000	754,723
5% 9/1/30 (Pre-Refunded to 9/1/27 @ 100)	70,000	74,937
5% 9/1/31 (Pre-Refunded to 9/1/27 @ 100)	120,000	128,464
5% 9/1/32 (Pre-Refunded to 9/1/27 @ 100)	60,000	64,232
5% 9/1/33 (Pre-Refunded to 9/1/27 @ 100)	210,000	224,811
5% 9/1/35 (Pre-Refunded to 9/1/27 @ 100)	230,000	246,222
Series 2017 C:
4% 2/15/42	625,000	547,326
4% 2/15/50	610,000	490,049
5% 2/15/47	170,000	168,779
Series 2017:
4% 8/15/42	750,000	720,866
4% 8/15/47	500,000	467,135
5% 6/1/37	155,000	138,031
5% 6/1/41	235,000	201,334
Series 2018, 5% 4/1/34	1,545,000	1,641,218
Series 2019 A:
5% 11/1/25	15,000	14,746
5% 11/1/26	250,000	243,404
5% 11/1/29	10,000	9,437
5% 12/1/30	20,000	21,478
5% 12/1/31	20,000	21,461
5% 12/1/32	20,000	21,480
5% 12/1/33	20,000	21,460
5% 12/1/34	20,000	21,465
5% 12/1/35	30,000	32,087
5% 11/1/39	405,000	339,629
5% 7/1/44	30,000	30,390
5% 11/1/46	1,195,000	928,602
5% 7/1/49	530,000	536,184
5% 11/1/54	1,745,000	1,291,920
Series 2019 B, 5% 7/1/38	25,000	25,548
Series 2019 B1, 2.825% 11/1/28	310,000	274,127
Series 2019:
5% 10/1/24	15,000	15,188
5% 10/1/26	35,000	36,703
5% 10/1/30	285,000	309,192
5% 10/1/32	600,000	648,669
Series 2020 A:
4% 2/15/36 (Assured Guaranty Muni. Corp. Insured)	255,000	255,584
4% 2/15/37 (Assured Guaranty Muni. Corp. Insured)	230,000	228,157
Series 2022 A, 4% 4/1/40	4,510,000	4,385,314
Wisconsin Health & Edl. Facilities Auth. Rev.:
Series 2012, 5% 6/1/39	65,000	65,018
Series 2021:
4% 1/1/37	485,000	350,933
4% 8/15/46	730,000	676,870
4% 1/1/47	595,000	359,516
4% 1/1/57	1,040,000	572,853
Series 2022 A, 5.5% 12/1/52	3,070,000	3,281,902
Series 2022:
4% 9/15/36	105,000	89,889
4% 9/15/41	105,000	83,303
4% 9/15/45	90,000	67,913
Series 2023 A:
4.75% 3/15/43	130,000	123,300
5% 3/15/53	130,000	121,510
Wisconsin Hsg. & Econ. Dev. Auth.:
Series 2021 A, 3% 3/1/52	50,000	47,760
Series 2021 C, 3% 9/1/52	1,070,000	1,027,309
Series 2023 A, 5% 3/1/49	5,765,000	5,922,616
Wisconsin Hsg. & Econ. Dev. Auth. Hsg. Rev. Bonds Series 2021 C:
0.61%, tender 5/1/24 (b)	180,000	176,928
0.81%, tender 5/1/25 (b)	685,000	656,609
Wisconsin Rapids School District Series 2021, 1.6% 4/1/31	1,200,000	1,000,062
TOTAL WISCONSIN		146,948,598
Wyoming - 0.0%
Laramie County Hosp. Rev. (Cheyenne Reg'l. Med. Ctr. Proj.) Series 2021, 4% 5/1/37	40,000	39,334
Sublette County Wyo Hosp. District Series 2023 A, 5% 6/15/26	250,000	250,201
Wyoming Cmnty. Dev. Auth. Hsg. Rev.:
Series 2019 3, 3.75% 12/1/49	105,000	104,223
Series 2022 1, 3.5% 6/1/52	1,025,000	999,781
TOTAL WYOMING		1,393,539
TOTAL MUNICIPAL BONDS (Cost $8,331,437,290)		8,193,090,272

Municipal Notes - 1.0%
	Principal Amount (a)	Value ($)
Alabama - 0.1%
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series 2014 B, 3.55% 12/1/23, VRDN (b)	2,100,000	2,100,000
Walker County Econ. & Indl. Dev. Auth. Solid Waste Disp. Rev. (Alabama Pwr. Co. Plant Gorgas Proj.) Series 2023, 3.58% 12/1/23, VRDN (b)(d)	375,000	375,000
Wilsonville Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series D, 3.3% 12/1/23, VRDN (b)	3,525,000	3,525,000
TOTAL ALABAMA		6,000,000
Alaska - 0.0%
Valdez Marine Term. Rev. (Exxon Pipeline Co. Proj.) Series 1993 C, 3.25% 12/1/23, VRDN (b)	300,000	300,000
Arizona - 0.0%
Arizona Indl. Dev. Auth. Hosp. Rev. Series 2019 A, 3.1% 12/1/23, LOC JPMorgan Chase Bank, VRDN (b)	4,700,000	4,700,000
Arkansas - 0.0%
Arkansas Dev. Fin. Auth. Health Care Rev. Series 2015 B4, 4.9% 12/7/23, VRDN (b)	250,000	250,000
California - 0.3%
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. Participating VRDN:
Series MIZ 91 21, 3.75% 12/1/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(d)(l)(m)	6,240,000	6,240,000
Series MIZ 91 22, 3.75% 12/1/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(d)(l)(m)	26,000,000	26,000,000
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Series 2019 A, 2.35% 12/1/23 (Liquidity Facility Barclays Bank PLC), VRDN (b)	4,900,000	4,900,000
TOTAL CALIFORNIA		37,140,000
Delaware - 0.0%
Univ. of Delaware Rev. Series 2005, 3.05% 12/1/23 (Liquidity Facility TD Banknorth, NA), VRDN (b)	2,600,000	2,600,000
Florida - 0.0%
Hillsborough County Indl. Dev. Auth. Series 2020 C, 3.25% 12/7/23, LOC TD Banknorth, NA, VRDN (b)	300,000	300,000
Georgia - 0.2%
Appling County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Hatch Proj.) Series 2011 1, 3.45% 12/1/23, VRDN (b)	250,000	250,000
Bartow County Dev. Auth. (Georgia Pwr. Co. Plant Bowen Proj.) Series 2022:
3.58% 12/1/23, VRDN (b)(d)	400,000	400,000
3.6% 12/1/23, VRDN (b)(d)	2,400,000	2,400,000
Bartow-Cartersville Jt Deva (Hanwha Q Cells U.S.A., Inc. Proj.) Series 2023 A, 3.91% 12/7/23, VRDN (b)(d)(e)	900,000	900,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.):
First Series 2009, 3.43% 12/1/23, VRDN (b)	11,150,000	11,150,000
Series 2008, 3.45% 12/1/23, VRDN (b)	2,500,000	2,500,000
TOTAL GEORGIA		17,600,000
Illinois - 0.0%
Illinois Fin. Auth. Series 2021 C, 3.1% 12/1/23 (Liquidity Facility Barclays Bank PLC), VRDN (b)	1,800,000	1,800,000
Illinois Fin. Auth. Rev. Series 2018, 2.99% 12/1/23, LOC PNC Bank NA, VRDN (b)	900,000	900,000
TOTAL ILLINOIS		2,700,000
Indiana - 0.0%
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series B, 3.1% 12/1/23, LOC U.S. Bank NA, Cincinnati, VRDN (b)	100,000	100,000
Kentucky - 0.0%
Meade County Indl. Bldg. Rev. (Nucor Steel Brandenburg Proj.) Series 2020 A1, 4.2% 12/1/23, VRDN (b)(d)	300,000	300,000
Michigan - 0.0%
Central Michigan Univ. Rev. Series 2008 A, 3.51% 12/7/23, LOC TD Banknorth, NA, VRDN (b)	160,000	160,000
Mississippi - 0.0%
Mississippi Bus. Fin. Corp.:
(Chevron U.S.A., Inc. Proj.) Series 2007 C, 3.25% 12/1/23, VRDN (b)	1,400,000	1,400,000
Series 2009 E, 3.25% 12/1/23, VRDN (b)	280,000	280,000
TOTAL MISSISSIPPI		1,680,000
Missouri - 0.0%
Missouri Health & Edl. Facilities Rev. (Saint Louis Univ. Proj.) Series 2008 B2, 3.2% 12/1/23, LOC Wells Fargo Bank NA, VRDN (b)	465,000	465,000
New Jersey - 0.0%
New Jersey Health Care Facilities Fing. Auth. Rev. (Virtua Health Proj.) Series 2009 D, 3.45% 12/7/23, LOC TD Banknorth, NA, VRDN (b)	375,000	375,000
New York - 0.2%
New York City Gen. Oblig.:
Series 2015 F6, 3.15% 12/1/23 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	375,000	375,000
Series 2017 B-4 & B-5, 3.13% 12/1/23 (Liquidity Facility Barclays Bank PLC), VRDN (b)	3,650,000	3,650,000
Series 2018 E, 3.05% 12/1/23 (Liquidity Facility TD Banknorth, NA), VRDN (b)	2,750,000	2,750,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2010 CC, 3.05% 12/7/23 (Liquidity Facility TD Banknorth, NA), VRDN (b)	250,000	250,000
Series 2011 DD-1, 3.05% 12/1/23 (Liquidity Facility TD Banknorth, NA), VRDN (b)	500,000	500,000
Series 2011 DD-3A, 3.1% 12/1/23 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (b)	1,465,000	1,465,000
Series 2021 EE2, 3.1% 12/1/23 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	5,000,000	5,000,000
Series 2023 CC, 3.13% 12/1/23 (Liquidity Facility Barclays Bank PLC), VRDN (b)	1,650,000	1,650,000
New York City Transitional Fin. Auth. Rev.:
Series 2013 C4, 3.15% 12/1/23 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	475,000	475,000
Series 2018 A4, 3.15% 12/1/23 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	200,000	200,000
Series 2019 C4, 3.13% 12/1/23 (Liquidity Facility Barclays Bank PLC), VRDN (b)	500,000	500,000
New York Metropolitan Trans. Auth. Rev. Series 2015 E1, 3.13% 12/1/23, LOC Barclays Bank PLC, VRDN (b)	1,475,000	1,475,000
Triborough Bridge & Tunnel Auth. Revs. Series 2001 C, 3.13% 12/1/23, LOC Barclays Bank PLC, VRDN (b)	250,000	250,000
TOTAL NEW YORK		18,540,000
Non-State Specific - 0.0%
Fed. Home Ln. Mtg. Corp. Series 2018 M46, 2.625% 12/7/23 (Liquidity Facility Freddie Mac), VRDN (b)(e)	3,595,000	2,942,137
North Carolina - 0.0%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. (Carolinas Healthcare Sys.) Series 2007 C, 3.15% 12/1/23 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	3,950,000	3,950,000
Ohio - 0.0%
Ohio Higher Edl. Facility Commission Rev. (Cleveland Clinic Foundation Proj.) Series 2008 B4, 3.1% 12/1/23 (Liquidity Facility Barclays Bank PLC), VRDN (b)	275,000	275,000
Oregon - 0.0%
Oregon Facilities Auth. Rev. Series 2018 B, 3.05% 12/1/23, LOC TD Banknorth, NA, VRDN (b)	250,000	250,000
Pennsylvania - 0.1%
Philadelphia School District TRAN Series 2023 A, 5% 6/28/24	10,000,000	10,071,804
Texas - 0.1%
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
Series 2020 B, 3.1% 12/1/23, VRDN (b)	2,170,000	2,170,000
Series 2021 C, 3.05% 12/1/23 (Liquidity Facility Bank of America NA), VRDN (b)	1,450,000	1,450,000
Lower Neches Valley Auth. Indl. Dev. Corp. Exempt Facilities Rev. (ExxonMobil Proj.):
Series 2001 A, 3.25% 12/1/23, VRDN (b)	400,000	400,000
Series 2001 B, 3.3% 12/1/23, VRDN (b)(d)	1,155,000	1,155,000
Series 2001 B2, 3.3% 12/1/23, VRDN (b)(d)	1,180,000	1,180,000
TOTAL TEXAS		6,355,000
Utah - 0.0%
Utah County Hosp. Rev. Series 2018 C, 3.2% 12/1/23 (Liquidity Facility TD Banknorth, NA), VRDN (b)	600,000	600,000
Wisconsin - 0.0%
Pub. Fin. Auth. Health Care Sys. Rev. Series 2023 E, 3.66% 12/7/23, LOC Truist Bank, VRDN (b)	4,190,000	4,190,000
Wisconsin Health & Edl. Facilities Auth. Rev. Series 2008 B, 3.05% 12/1/23, LOC TD Banknorth, NA, VRDN (b)	250,000	250,000
TOTAL WISCONSIN		4,440,000
TOTAL MUNICIPAL NOTES (Cost $122,431,344)		122,093,941

Municipal Bond Funds - 27.3%
	Shares	Value ($)
Allspring Municipal Bond Fund - Class Admin	48,997,314	473,314,055
American High-Income Municipal Bond Fund Class F-2	6,536,088	95,100,086
BlackRock National Municipal Fund Investor A Shares	17,440,366	175,275,678
DWS Managed Municipal Bond Fund - Class S	36,295,989	289,641,988
DWS Strategic High Yield Tax-Free Fund Class S	80,803	831,465
Eaton Vance National Municipal Income Fund Class I	8,830,812	80,801,926
Franklin Federal Tax-Free Income Fund - Class R6	48,803,894	517,809,310
iShares National Municipal Bond ETF	4,766,419	507,718,952
MainStay MacKay High Yield Municipal Bond Fund Class A	6,469,632	74,336,067
T. Rowe Price Tax-Free High Yield Fund	8,121,097	86,246,048
Vanguard Long-Term Tax-Exempt Fund Admiral Shares	57,071,238	611,232,881
Vanguard Tax-Exempt Bond Index Fund ETF	7,052,194	352,680,222
TOTAL MUNICIPAL BOND FUNDS (Cost $3,246,738,834)		3,264,988,678

Money Market Funds - 2.7%
	Principal Amount (a)	Value ($)
Fidelity Investments Money Market Government Portfolio Institutional Class 5.28% (n)(o)	255,628,275	255,628,275
Fidelity Municipal Cash Central Fund 3.41% (p)(q)	23,366,207	23,370,881
Fidelity SAI Municipal Money Market Fund 3.56% (n)(o)	2,605	2,606
Invesco Government & Agency Portfolio Institutional Class 5.28% (n)	47,430,747	47,430,747
TOTAL MONEY MARKET FUNDS (Cost $326,432,509)		326,432,509

TOTAL INVESTMENT IN SECURITIES - 99.5% (Cost $12,027,039,977)	11,906,605,400
NET OTHER ASSETS (LIABILITIES) - 0.5%	61,573,718
NET ASSETS - 100.0%	11,968,179,118

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Sold

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	260	Mar 2024	28,547,188	(139,040)	(139,040)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	80	Mar 2024	9,315,000	(27,059)	(27,059)

TOTAL FUTURES CONTRACTS					(166,099)
The notional amount of futures sold as a percentage of Net Assets is 0.3%

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $431,468,942 or 3.6% of net assets.

(f)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(g)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(h)	Level 3 security
(i)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j)	Non-income producing - Security is in default.
(k)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(l)	Provides evidence of ownership in one or more underlying municipal bonds.
(m)	Coupon rates are determined by re-marketing agents based on current market conditions.
(n)	The rate quoted is the annualized seven-day yield of the fund at period end.
(o)	Affiliated Fund
(p)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(q)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund 3.41%	63,920,881	116,195,000	156,745,000	1,071,930	-	-	23,370,881	1.0%
Total	63,920,881	116,195,000	156,745,000	1,071,930	-	-	23,370,881

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Investments Money Market Government Portfolio Class I 5.24%	28,971,238	138,103,048	167,074,286	30,443	-	-	-
Fidelity Investments Money Market Government Portfolio Institutional Class 5.28%	500,511,324	811,249,961	1,056,133,010	11,578,374	-	-	255,628,275
Fidelity SAI Municipal Money Market Fund 3.56%	2,559	47	-	47	-	-	2,606
	529,485,121	949,353,056	1,223,207,296	11,608,864	-	-	255,630,881

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.
Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities	8,315,184,213	-	8,304,919,274	10,264,939

Municipal Bond Funds	3,264,988,678	3,264,988,678	-	-

Money Market Funds	326,432,509	326,432,509	-	-
Total Investments in Securities:	11,906,605,400	3,591,421,187	8,304,919,274	10,264,939
Derivative Instruments: Liabilities
Futures Contracts	(166,099)	(166,099)	-	-
Total Liabilities	(166,099)	(166,099)	-	-
Total Derivative Instruments:	(166,099)	(166,099)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of November 30, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Interest Rate Risk
Futures Contracts (a)	0	(166,099)
Total Interest Rate Risk	0	(166,099)
Total Value of Derivatives	0	(166,099)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements (Unaudited)
Statement of Assets and Liabilities
		November 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $11,748,038,215)	$11,627,603,638
Fidelity Central Funds (cost $23,370,881)	23,370,881
Other affiliated issuers (cost $255,630,881)	255,630,881

Total Investment in Securities (cost $12,027,039,977)		$11,906,605,400
Segregated cash with brokers for derivative instruments		832,000
Cash		1,959,560
Receivable for investments sold		53,173,945
Receivable for fund shares sold		7,177,762
Dividends receivable		534,155
Interest receivable		114,048,175
Distributions receivable from Fidelity Central Funds		64,300
Receivable for daily variation margin on futures contracts		214,063
Prepaid expenses		10,596
Total assets		12,084,619,956
Liabilities
Payable for investments purchased
Regular delivery	$37,445,276
Delayed delivery	28,183,328
Payable for fund shares redeemed	13,149,498
Distributions payable	36,812,339
Accrued management fee	693,995
Other payables and accrued expenses	156,402
Total Liabilities		116,440,838
Net Assets		$11,968,179,118
Net Assets consist of:
Paid in capital		$13,305,284,429
Total accumulated earnings (loss)		(1,337,105,311)
Net Assets		$11,968,179,118
Net Asset Value, offering price and redemption price per share ($11,968,179,118 ÷ 1,370,833,048 shares)		$8.73

Statement of Operations
		Six months ended November 30, 2023 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$67,217,070
Affiliated issuers		11,608,864
Interest		161,391,290
Income from Fidelity Central Funds		1,071,930
Total Income		241,289,154
Expenses
Management fee	$20,415,536
Custodian fees and expenses	50,236
Independent trustees' fees and expenses	38,775
Registration fees	184,104
Audit	52,030
Legal	12,184
Miscellaneous	32,179
Total expenses before reductions	20,785,044
Expense reductions	(15,897,100)
Total expenses after reductions		4,887,944
Net Investment income (loss)		236,401,210
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(208,440,675)
Futures contracts	1,508,867
Total net realized gain (loss)		(206,931,808)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	155,263,996
Futures contracts	565,997
Total change in net unrealized appreciation (depreciation)		155,829,993
Net gain (loss)		(51,101,815)
Net increase (decrease) in net assets resulting from operations		$185,299,395
Statement of Changes in Net Assets

	Six months ended November 30, 2023 (Unaudited)	Year ended May 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$236,401,210	$382,747,239
Net realized gain (loss)	(206,931,808)	(724,931,313)
Change in net unrealized appreciation (depreciation)	155,829,993	293,754,165
Net increase (decrease) in net assets resulting from operations	185,299,395	(48,429,909)
Distributions to shareholders	(232,195,588)	(378,348,172)

Share transactions
Proceeds from sales of shares	4,402,140,737	19,178,105,406
Reinvestment of distributions	6,562	5,190
Cost of shares redeemed	(5,382,414,262)	(16,916,687,046)

Net increase (decrease) in net assets resulting from share transactions	(980,266,963)	2,261,423,550
Total increase (decrease) in net assets	(1,027,163,156)	1,834,645,469

Net Assets
Beginning of period	12,995,342,274	11,160,696,805
End of period	$11,968,179,118	$12,995,342,274

Other Information
Shares
Sold	522,297,053	2,198,716,832
Issued in reinvestment of distributions	766	593
Redeemed	(640,571,280)	(1,945,051,261)
Net increase (decrease)	(118,273,461)	253,666,164

Financial Highlights
Strategic Advisers® Municipal Bond Fund

	Six months ended (Unaudited) November 30, 2023	Years ended May 31, 2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$8.73	$9.03	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.161	.293	.202
Net realized and unrealized gain (loss)	(.003)	(.305)	(.984)
Total from investment operations	.158	(.012)	(.782)
Distributions from net investment income	(.158)	(.288)	(.187)
Distributions from net realized gain	-	-	(.001)
Total distributions	(.158)	(.288)	(.188)
Net asset value, end of period	$8.73	$8.73	$9.03
Total Return D,E	1.85%	(.07)%	(7.92)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.33% H	.34%	.31% H
Expenses net of fee waivers, if any	.08% H	.09%	.06% H
Expenses net of all reductions	.08% H	.09%	.06% H
Net investment income (loss)	3.73% H	3.35%	2.27% H
Supplemental Data
Net assets, end of period (000 omitted)	$11,968,179	$12,995,342	$11,160,697
Portfolio turnover rate I	68% H	117%	134% H

AFor the period June 17, 2021 (commencement of operations) through May 31, 2022.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements (Unaudited)
For the period ended November 30, 2023

1. Organization.
Strategic Advisers Municipal Bond Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to certain managed account clients of Strategic Advisers LLC (Strategic Advisers), an affiliate of Fidelity Management & Research Company LLC (FMR).
2.Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2023 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost.  Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or ETFs, futures transactions, market discount, capital loss carryforwards and losses deferred due to wash sales.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$144,072,245
Gross unrealized depreciation	(293,965,417)
Net unrealized appreciation (depreciation)	$(149,893,172)
Tax cost	$12,056,332,473

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(855,289,634)
Long-term	(32,127,844)
Total capital loss carryforward	$(887,417,478)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
3.Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Strategic Advisers Municipal Bond Fund	4,188,232,423	5,116,009,642

Unaffiliated Exchanges In-Kind. During the period, the Fund redeemed shares of MainStay MacKay High Yield Municipal Bond Fund Class A in exchange for investments and cash, if any, as noted in the table below. The Fund had a net realized loss $2,448,977 on the Fund's redemptions of MainStay MacKay High Yield Municipal Bond Fund Class A, which is included in "Net Realized gain (loss) on Investment Securities: Unaffiliated issuers" in the accompanying Statement of Operations. The Fund recognized a net loss on the exchanges for federal income tax purposes.

Fund Name	Value of Investments ($)	Net realized gain (loss) ($)	Shares redeemed
MainStay MacKay High Yield Municipal Bond Fund Class A	89,218,096	(2,448,977)	8,037,956

Prior Fiscal Year Unaffiliated Exchanges In-Kind.  During the prior period, the Fund redeemed shares of Western Asset Managed Municipals Fund Class A, MFS Municipal Income Fund Class A and MainStay MacKay Tax Free Bond Fund Class A in exchange for investments and cash, if any, as noted in the table below. The Fund had a net realized loss $193,652,739 on the Fund's redemptions of Western Asset Managed Municipals Fund Class A, MFS Municipal Income Fund Class A and MainStay MacKay Tax Free Bond Fund Class A, which is included in "Net Realized gain (loss)" in the accompanying Statement of Changes in Net Assets. The Fund recognized a net loss on the exchanges for federal income tax purposes.

Fund Name	Value of Investments ($)	Net realized gain (loss) ($)	Shares redeemed
Western Asset Managed Municipals Fund Class A	1,069,484,120	(73,318,008)	70,038,253
MFS Municipal Income Fund Class A	1,158,725,927	(96,124,488)	140,451,627
MainStay MacKay Tax Free Bond Fund Class A	373,829,325	(24,210,243)	39,952,689
5. Fees and Other Transactions with Affiliates.
Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month to the aggregate of the fee rates, payable monthly by the investment adviser, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed .60% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .32% of the Fund's average net assets.

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Sub-Advisers. Delaware Investments Fund Advisers, FIAM LLC (an affiliate of the investment adviser), Mackay Shields LLC, Massachusetts Financial Services Company (MFS), T. Rowe Price Associates, Inc. and Western Asset Management Company, LLC each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid as described in the Management Fee note.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Prior Fiscal Year Affiliated Exchanges In-Kind. During the prior period, the Fund redeemed shares of Fidelity Tax-Free Bond Fund, Fidelity SAI Municipal Income Fund and Fidelity SAI Tax-Free Bond Fund in exchange for investments and cash, if any, as noted in the table below. The Fund had a net realized loss of $167,992,109 on the Fund's redemptions of Fidelity Tax-Free Bond Fund, Fidelity SAI Municipal Income Fund and Fidelity SAI Tax-Free Bond Fund, which is included in "Net Realized gain (loss)" in the accompanying Statement of Changes in Net Assets. The Fund recognized a net loss on the exchanges for federal income tax purposes.

Fund Name	Value of Investments ($)	Net realized gain (loss) ($)	Shares redeemed
Fidelity Tax-Free Bond Fund	180,390,645	(9,650,202)	16,954,008
Fidelity SAI Municipal Income Fund	1,510,770,968	(147,856,951)	157,700,519
Fidelity SAI Tax-Free Bond Fund	131,430,855	(10,484,956)	13,577,568

6. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Strategic Advisers Municipal Bond Fund	$10,959

8. Expense Reductions.
The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2026. During the period, this waiver reduced the Fund's management fee by $ 15,857,586.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $39,514.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2023 to November 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value June 1, 2023	Ending Account Value November 30, 2023	Expenses Paid During Period- C June 1, 2023 to November 30, 2023

Strategic Advisers® Municipal Bond Fund	.08%
Actual		$ 1,000	$ 1,018.50	$ .40
Hypothetical-B		$ 1,000	$ 1,024.60	$ .40

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Strategic Advisers Municipal Bond Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Strategic Advisers LLC (Strategic Advisers), the sub-advisory agreements with Delaware Investments Fund Advisers, FIAM LLC, MacKay Shields LLC, Massachusetts Financial Services Company, T. Rowe Price Associates, Inc., and Western Asset Management Company, LLC (each a Sub-Adviser and collectively, the Sub-Advisers) (collectively, the Sub-Advisory Agreements), and the sub-sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Japan) Limited, and Fidelity Management & Research (Hong Kong) Limited (collectively, the Sub-Sub-Advisory Agreements and, together with the management contract and the Sub-Advisory Agreements, the Advisory Contracts)  for the fund. Strategic Advisers and the Sub-Advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets at least four times per year and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The full Board or the Independent Trustees, as appropriate, act on all major matters; however, a portion of the activities of the Board (including certain of those described herein) may be conducted through standing committees that have been established by the Board. The Board, acting directly and through its committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts.

At its September 2023 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination to renew the fund's Advisory Contracts, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expenses; (iii) the total costs of the services provided by and the profits, if any, realized by Strategic Advisers from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows and whether any economies of scale are appropriately shared with fund shareholders. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board throughout the year.

The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders. In addition, the Board concluded that the renewal of each Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.  Also, the Board found that the advisory fees charged under the Advisory Contracts bear a reasonable relationship to the services rendered.
Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the Investment Advisers, including the backgrounds of the fund's investment personnel and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Strategic Advisers' investment operations and investment groups. The Board considered the structure of each Investment Adviser's investment personnel compensation program and whether such structures provide appropriate incentives to act in the best interests of the fund.
The Trustees also discussed with representatives of Strategic Advisers, at meetings throughout the year, Strategic Advisers' role in, among other things, (i) setting, implementing and monitoring the investment strategies for the funds; (ii) identifying and recommending sub-advisers for the funds; (iii) overseeing compliance with federal securities laws by each sub-adviser with respect to the portion of fund assets allocated to the sub-adviser; (iv) monitoring and overseeing the performance and investment capabilities of each sub-adviser; and (v) recommending the replacement of a sub-adviser as appropriate. The Trustees considered that the Board had received from Strategic Advisers substantial information and periodic reports about Strategic Advisers' sub-adviser oversight and due diligence processes, as well as periodic reports regarding the performance of each sub-adviser.
The Board also considered the nature, extent and quality of services provided by each Sub-Adviser. The Trustees noted that under the Sub-Advisory Agreements subject to oversight by Strategic Advisers, each Sub-Adviser is responsible for, among other things, identifying investments for the portion of fund assets allocated to the Sub-Adviser, if any, and executing portfolio transactions to implement its investment strategy. In addition, the Trustees noted that each Sub-Adviser is responsible for providing such reporting as may be requested from Strategic Advisers to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staffs, their use of technology, and the Investment Advisers' approach to managing and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and/or fundamental analysis. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources and global compliance infrastructure, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of administrative and shareholder services performed by Strategic Advisers and its affiliates under the management contract and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, including sub-advisers, custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.
Investment Performance. In connection with the renewal of the Advisory Contracts, the Board considered annualized return information for the fund over different time periods, measured against an appropriate securities market index (benchmark index) and a peer group of mutual funds with similar objectives (peer group).

The Board considered discussions that occur at Board meetings throughout the year with representatives of Strategic Advisers about fund investment performance and the performance of each Sub-Adviser as part of regularly scheduled fund reviews and other reports to the Board on fund performance, taking into account various factors including general market conditions. The Board also considered information about performance attribution. In its discussions with representatives of Strategic Advisers regarding fund performance, the Board gave particular attention to information indicating underperformance of certain funds over different time periods and discussed with Strategic Advisers the reasons for any such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with the fund's performance notwithstanding that it lags its benchmark index peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Fund Expenses. The Board considered the amount and nature of fees paid to the Investment Advisers. The Board also considered information comparing the management fees and total expenses of the fund to those of other registered investment companies with investment objectives similar to those of the fund, as discussed below. The Board also noted Strategic Advisers' proposal to extend the management fee waiver and considered the fund's contractual maximum aggregate annual management fee rate. In considering the fund's management fee and management fee waiver and comparisons to other registered investment companies with investment objectives similar to those of the fund, the Board noted that shares of the fund are offered only to clients that participate in the Fidelity Portfolio Advisory Service managed account program. In its review of the fund's total expenses, the Board considered the fund's management fee rate as well as other fund expenses, as applicable, such as expenses from holding Fidelity and non-Fidelity mutual funds and ETFs, pricing and bookkeeping fees, and custodial, legal, and audit fees.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Strategic Advisers funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); and (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group").
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for the 12-month period ended December 31, 2022 and below the competitive median of the asset size peer group for the 12-month period ended December 31, 2022. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the similar sales load structure group for the 12-month period ended December 31, 2022.
Fees Charged to Other Clients. The Board also considered fee structures paid by the Investment Advisers' other clients, such as other funds advised or subadvised by the Investment Advisers, pension plan clients, and other institutional clients with similar investment mandates.
Based on its review, the Board concluded that the fund's management fee bears a reasonable relationship to the services rendered. Further, based on its review of the total expense ratios and fees charged to other clients of Strategic Advisers or its affiliates and each Sub-Adviser, the Board concluded that the total expenses of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered information regarding the revenues earned and the expenses incurred by Strategic Advisers and its affiliates in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.
On an annual basis, Strategic Advisers presents to the Board information about the profitability of its relationships with the fund. Strategic Advisers calculates profitability information for the fund using a series of detailed revenue and cost allocation methodologies. The Board reviews any significant changes from the prior year's methodologies. Strategic Advisers noted that, to the extent possible, it employs the same corporate reporting of revenues and expenses as those used by other Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.
The Board considered the costs of the services provided by and the profits realized, if any, by Strategic Advisers and its affiliates in connection with the operation of the fund and was satisfied that the profitability was not excessive.
The Board also considered information regarding the profitability of the Sub-Advisers' respective relationships with the fund and the potential fall-out benefits, if any, that may accrue to the Sub-Advisers as a result of their respective relationships with the fund. The Board noted the difficulty in evaluating a Sub-Adviser's costs and the profitability of a Sub-Advisory Agreement to a Sub-Adviser because of, among other things, differences in the type and content of information provided by each Sub-Adviser due to differences in business models, cost accounting methods, and profitability calculation methodologies among the Sub-Advisers. Accordingly, the Board considered profitability information provided by the Sub-Advisers in light of the nature of the relationships between Strategic Advisers and the Sub-Advisers with respect to the negotiation of sub-advisory fees.

Possible Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Strategic Advisers funds, whether the Strategic Advisers funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board considered that certain of the fund's Sub-Advisory Agreements provide for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees under such contracts would accrue directly to the fund. The Board also took Strategic Advisers' management fee waiver into consideration.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements bear a reasonable relationship to the services rendered and that the fund's Advisory Contracts should be renewed because each agreement is in the best interests of the fund and its shareholders. In addition, the Board concluded that the renewal of each Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

1.9903615.102
SAM-SANN-0124
Strategic Advisers® Fidelity® Core Income Fund

Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public

Semi-Annual Report
November 30, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary November 30, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)
(excluding cash equivalents)
Fidelity SAI Total Bond Fund	23.2
Fidelity SAI U.S. Treasury Bond Index Fund	9.3
Fidelity SAI Long-Term Treasury Bond Index Fund	4.0
Fidelity Intermediate Treasury Bond Index Fund	3.2
Fidelity Advisor New Markets Income Fund Class Z	1.7
Fannie Mae 2.5% 1/1/28 to 5/1/53	1.6
Fidelity Advisor Floating Rate High Income Fund Class Z	1.6
Fidelity Advisor Real Estate Income Fund Class Z	1.6
Fannie Mae 2% 2/1/28 to 3/1/52	1.3
Fidelity Short-Term Treasury Bond Index Fund	1.1
Asset Allocation (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (13.0)%
Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Asset Allocation of funds in the pie chart reflect the categorizations of the asset as defined by Morningstar as of the reporting date.

Percentages in the above tables are adjusted for the effect of futures contracts and swaps, if applicable.

Schedule of Investments November 30, 2023 (Unaudited)

Showing Percentage of Net Assets
Nonconvertible Bonds - 14.0%
		Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 0.3%
AT&T, Inc.:
1.65% 2/1/28		2,253,000	1,962,391
2.25% 2/1/32		8,095,000	6,415,685
2.55% 12/1/33		18,825,000	14,654,262
2.75% 6/1/31		7,200,000	6,054,493
3.55% 9/15/55		11,426,000	7,532,810
3.65% 9/15/59		2,396,000	1,581,404
3.8% 12/1/57		49,962,000	34,150,504
4.3% 2/15/30		10,554,000	9,985,350
4.5% 5/15/35		2,388,000	2,161,729
4.75% 5/15/46		41,310,000	35,009,976
5.4% 2/15/34		5,000,000	4,942,169
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (b)		2,046,000	1,857,001
Cogent Communications Group, Inc. 7% 6/15/27 (b)		1,010,000	992,325
Frontier Communications Holdings LLC 5.875% 10/15/27 (b)		435,000	408,672
Level 3 Financing, Inc.:
3.625% 1/15/29 (b)(c)		85,000	41,650
10.5% 5/15/30 (b)		154,000	142,835
NTT Finance Corp.:
1.162% 4/3/26 (b)		2,595,000	2,363,008
1.591% 4/3/28 (b)		3,586,000	3,099,827
Sprint Capital Corp. 8.75% 3/15/32		2,165,000	2,588,307
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (b)		400,000	365,000
Verizon Communications, Inc.:
2.1% 3/22/28		2,703,000	2,393,500
2.355% 3/15/32		21,895,000	17,465,380
2.55% 3/21/31		3,016,000	2,504,374
2.987% 10/30/56		1,378,000	845,922
3% 11/20/60		5,215,000	3,164,418
3.15% 3/22/30		449,000	398,367
3.7% 3/22/61		7,473,000	5,284,995
4.016% 12/3/29		6,227,000	5,847,112
4.329% 9/21/28		1,412,000	1,362,723
4.4% 11/1/34		8,120,000	7,462,408
4.5% 8/10/33		653,000	610,527
4.862% 8/21/46		5,000,000	4,463,271
Virgin Media Finance PLC 5% 7/15/30 (b)		1,336,000	1,116,448
			189,228,843
Entertainment - 0.0%
Roblox Corp. 3.875% 5/1/30 (b)		1,070,000	918,863
The Walt Disney Co.:
3.8% 3/22/30		7,255,000	6,821,685
4.7% 3/23/50		3,114,000	2,845,015
6.65% 11/15/37		5,862,000	6,578,516
Universal Music Group NV 4% 6/13/31 (Reg. S)	EUR	600,000	653,979
			17,818,058
Media - 0.7%
Advantage Sales & Marketing, Inc. 6.5% 11/15/28 (b)		940,000	837,809
Altice Financing SA 5% 1/15/28 (b)		1,415,000	1,211,601
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31 (b)		940,000	784,147
4.5% 8/15/30 (b)		8,220,000	7,052,864
4.5% 5/1/32		4,180,000	3,442,760
5% 2/1/28 (b)		4,201,000	3,936,667
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
2.3% 2/1/32		12,000,000	9,177,428
2.8% 4/1/31		25,100,000	20,413,385
3.7% 4/1/51		24,646,000	15,251,001
3.85% 4/1/61		14,293,000	8,532,947
3.9% 6/1/52		40,000,000	25,590,391
4.2% 3/15/28		1,724,000	1,622,385
4.8% 3/1/50		29,000,000	21,572,886
4.908% 7/23/25		1,662,000	1,634,728
5.25% 4/1/53		21,418,000	17,152,071
5.375% 5/1/47		44,218,000	35,759,846
5.5% 4/1/63		2,304,000	1,822,981
5.75% 4/1/48		18,275,000	15,416,454
6.15% 11/10/26		7,200,000	7,290,657
6.834% 10/23/55		10,000,000	9,526,090
Comcast Corp.:
2.937% 11/1/56		1,612,000	984,911
2.987% 11/1/63		6,248,000	3,711,823
3.75% 4/1/40		1,000,000	814,608
3.95% 10/15/25		1,057,000	1,034,563
3.999% 11/1/49		26,352,000	20,612,523
CSC Holdings LLC 6.5% 2/1/29 (b)		1,300,000	1,104,636
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% (b)(d)		925,000	21,969
Discovery Communications LLC:
3.625% 5/15/30		6,977,000	6,165,344
3.95% 3/20/28		8,095,000	7,576,489
4.65% 5/15/50		20,947,000	15,817,959
Fox Corp.:
3.5% 4/8/30		5,947,000	5,284,592
4.709% 1/25/29		252,000	245,604
5.476% 1/25/39		2,513,000	2,295,312
5.576% 1/25/49		1,667,000	1,484,790
Gray Television, Inc. 4.75% 10/15/30 (b)		445,000	317,689
Lagardere S.C.A. 2.125% 10/16/26 (Reg. S)	EUR	1,400,000	1,515,671
Lamar Media Corp. 3.625% 1/15/31		815,000	697,571
Magallanes, Inc.:
3.755% 3/15/27		10,494,000	9,901,847
4.054% 3/15/29		6,665,000	6,157,388
4.279% 3/15/32		52,515,000	46,326,800
5.05% 3/15/42		9,304,000	7,681,684
5.141% 3/15/52		75,384,000	60,251,469
5.391% 3/15/62		3,419,000	2,724,509
Nexstar Media, Inc. 5.625% 7/15/27 (b)		1,940,000	1,836,832
Scripps Escrow II, Inc. 3.875% 1/15/29 (b)		425,000	357,236
Sirius XM Radio, Inc.:
3.875% 9/1/31 (b)		275,000	222,507
4.125% 7/1/30 (b)		10,000,000	8,437,500
5% 8/1/27 (b)		1,705,000	1,619,902
5.5% 7/1/29 (b)		5,890,000	5,472,752
TEGNA, Inc.:
4.625% 3/15/28		1,615,000	1,468,729
5% 9/15/29		115,000	102,201
Time Warner Cable LLC:
4.5% 9/15/42		886,000	655,660
5.5% 9/1/41		13,379,000	11,066,871
5.875% 11/15/40		12,748,000	11,020,403
6.55% 5/1/37		7,048,000	6,655,844
6.75% 6/15/39		5,390,000	5,140,238
7.3% 7/1/38		8,091,000	8,093,204
Virgin Media Secured Finance PLC 5.5% 5/15/29 (b)		415,000	390,338
VZ Secured Financing BV 5% 1/15/32 (b)		1,790,000	1,466,082
Ziggo Bond Co. BV 5.125% 2/28/30 (b)		745,000	582,221
Ziggo BV 4.875% 1/15/30 (b)		265,000	226,819
			475,574,188
Wireless Telecommunication Services - 0.2%
Millicom International Cellular SA:
4.5% 4/27/31 (b)		7,026,000	5,596,209
5.125% 1/15/28 (b)		1,170,000	1,055,925
Rogers Communications, Inc.:
3.2% 3/15/27		14,667,000	13,671,812
3.8% 3/15/32		17,728,000	15,431,138
4.55% 3/15/52		9,856,000	7,818,561
T-Mobile U.S.A., Inc.:
2.4% 3/15/29		3,185,000	2,772,588
2.625% 4/15/26		2,931,000	2,753,978
2.7% 3/15/32		13,401,000	10,981,223
2.875% 2/15/31		1,445,000	1,224,549
3.5% 4/15/25		2,693,000	2,619,193
3.75% 4/15/27		15,510,000	14,787,369
3.875% 4/15/30		22,877,000	21,012,868
5.65% 1/15/53		2,491,000	2,433,205
VMED O2 UK Financing I PLC 4.25% 1/31/31 (b)		2,955,000	2,484,194
Vodafone Group PLC:
3.25% 6/4/81 (e)		1,806,000	1,646,830
4.125% 5/30/25		3,663,000	3,598,044
4.875% 10/3/78 (Reg. S) (e)	GBP	1,100,000	1,340,091
6.25% 10/3/78 (Reg. S) (e)		1,068,000	1,055,964
			112,283,741
TOTAL COMMUNICATION SERVICES			794,904,830
CONSUMER DISCRETIONARY - 0.9%
Automobile Components - 0.0%
Allison Transmission, Inc. 3.75% 1/30/31 (b)		1,015,000	847,754
Clarios Global LP / Clarios U.S. Finance Co. 6.75% 5/15/28 (b)		460,000	464,129
Dana, Inc. 4.5% 2/15/32		475,000	389,476
Macquarie AirFinance Holdings:
8.125% 3/30/29 (b)		635,000	647,160
8.375% 5/1/28 (b)		310,000	317,812
Robert Bosch GmbH 4.375% 6/2/43 (Reg. S)	EUR	500,000	542,242
Schaeffler AG 3.375% 10/12/28 (Reg. S)	EUR	1,100,000	1,126,036
ZF Finance GmbH 2% 5/6/27 (Reg. S)	EUR	1,400,000	1,382,939
ZF North America Capital, Inc. 6.875% 4/14/28 (b)		630,000	638,977
			6,356,525
Automobiles - 0.2%
Daimler Finance North America LLC 4.8% 3/30/28 (b)		6,600,000	6,510,428
Ford Motor Co.:
3.25% 2/12/32		7,505,000	5,985,714
5.291% 12/8/46		925,000	751,891
General Motors Co.:
5% 4/1/35		1,419,000	1,285,544
5.2% 4/1/45		1,619,000	1,366,656
5.4% 4/1/48		654,000	554,356
5.6% 10/15/32		3,114,000	3,046,103
5.95% 4/1/49		3,089,000	2,816,922
6.125% 10/1/25		1,724,000	1,732,026
General Motors Financial Co., Inc.:
1.05% 3/8/24		693,000	684,189
1.25% 1/8/26		5,114,000	4,652,308
2.35% 2/26/27		1,414,000	1,275,029
3.1% 1/12/32		7,510,000	6,111,055
4.3% 4/6/29		6,975,000	6,476,200
4.35% 4/9/25		2,069,000	2,024,929
5.15% 8/15/26 (Reg. S)	GBP	440,000	545,675
5.4% 4/6/26		7,700,000	7,664,617
5.85% 4/6/30		10,453,000	10,421,227
6% 1/9/28		1,900,000	1,926,792
6.4% 1/9/33		5,000,000	5,132,019
Stellantis Finance U.S., Inc.:
1.711% 1/29/27 (b)		3,733,000	3,316,775
2.691% 9/15/31 (b)		6,943,000	5,551,884
Thor Industries, Inc. 4% 10/15/29 (b)		555,000	476,275
Volkswagen Group of America Finance LLC:
1.25% 11/24/25 (b)		4,238,000	3,894,144
1.625% 11/24/27 (b)		7,473,000	6,404,363
4.35% 6/8/27 (b)		3,394,000	3,261,246
4.75% 11/13/28 (b)		5,027,000	4,843,048
5.7% 9/12/26 (b)		8,400,000	8,397,670
			107,109,085
Broadline Retail - 0.0%
Alibaba Group Holding Ltd.:
2.125% 2/9/31		2,350,000	1,891,774
2.7% 2/9/41		12,255,000	7,760,111
John Lewis PLC 6.125% 1/21/25	GBP	2,887,000	3,601,868
Kohl's Corp. 4.25% 7/17/25		35,000	33,670
Marks & Spencer PLC 4.5% 7/10/27 (Reg. S)	GBP	1,800,000	2,141,724
Match Group Holdings II LLC:
3.625% 10/1/31 (b)		810,000	662,175
4.125% 8/1/30 (b)		170,000	147,932
Nordstrom, Inc.:
4.25% 8/1/31		10,000,000	7,895,000
4.375% 4/1/30		1,935,000	1,608,832
			25,743,086
Distributors - 0.0%
Genuine Parts Co. 2.75% 2/1/32		3,756,000	2,994,160
Inchcape PLC 6.5% 6/9/28 (Reg. S)	GBP	800,000	1,020,896
			4,015,056
Diversified Consumer Services - 0.0%
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (b)		1,265,000	1,231,794
Ingersoll-Rand Global Holding Co. Ltd.:
3.75% 8/21/28		3,205,000	3,042,975
5.75% 6/15/43		223,000	224,031
Massachusetts Institute of Technology 3.885% 7/1/2116		4,116,000	2,949,582
Service Corp. International 5.125% 6/1/29		1,570,000	1,499,350
Sotheby's 7.375% 10/15/27 (b)		430,000	394,334
			9,342,066
Hotels, Restaurants & Leisure - 0.1%
Aramark Services, Inc. 5% 2/1/28 (b)		5,130,000	4,854,782
Carnival Corp.:
7% 8/15/29 (b)		1,415,000	1,442,676
7.625% 3/1/26 (b)		915,000	920,052
Churchill Downs, Inc. 6.75% 5/1/31 (b)		810,000	795,898
Garden SpinCo Corp. 8.625% 7/20/30 (b)		110,000	115,463
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32 (b)		660,000	554,297
3.75% 5/1/29 (b)		1,300,000	1,167,461
4% 5/1/31 (b)		2,935,000	2,582,251
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.875% 4/1/27		164,000	159,484
InterContinental Hotel Group PLC 3.375% 10/8/28 (Reg. S)	GBP	875,000	989,907
McDonald's Corp. 4.875% 12/9/45		4,159,000	3,787,959
Melco Resorts Finance Ltd. 4.875% 6/6/25 (b)		1,200,000	1,155,816
MGM Resorts International 5.75% 6/15/25		1,320,000	1,312,491
NCL Corp. Ltd.:
5.875% 2/15/27 (b)		765,000	740,596
8.375% 2/1/28 (b)		255,000	263,785
Royal Caribbean Cruises Ltd.:
5.375% 7/15/27 (b)		245,000	235,717
5.5% 4/1/28 (b)		1,555,000	1,485,451
7.25% 1/15/30 (b)		230,000	234,273
Whitbread PLC:
2.375% 5/31/27 (Reg. S)	GBP	1,260,000	1,408,076
3.375% 10/16/25 (Reg. S)	GBP	3,355,000	4,042,394
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/28 (b)		490,000	451,004
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.5% 3/1/25 (b)		1,045,000	1,032,409
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. 7.125% 2/15/31 (b)		630,000	627,184
Yum! Brands, Inc.:
3.625% 3/15/31		5,083,000	4,365,757
5.35% 11/1/43		125,000	114,219
			34,839,402
Household Durables - 0.1%
Century Communities, Inc. 3.875% 8/15/29 (b)		525,000	455,689
Lennar Corp.:
4.75% 11/29/27		9,429,000	9,237,972
5% 6/15/27		12,243,000	12,057,968
LGI Homes, Inc. 8.75% 12/15/28 (b)		405,000	416,583
Newell Brands, Inc.:
6.375% 4/1/36 (f)		270,000	238,449
6.625% 9/15/29		1,995,000	1,944,337
Tempur Sealy International, Inc.:
3.875% 10/15/31 (b)		880,000	707,085
4% 4/15/29 (b)		590,000	510,681
The Berkeley Group PLC 2.5% 8/11/31 (Reg. S)	GBP	1,820,000	1,650,479
Toll Brothers Finance Corp.:
4.35% 2/15/28		14,431,000	13,720,314
4.875% 11/15/25		1,517,000	1,494,497
4.875% 3/15/27		25,794,000	25,331,074
TopBuild Corp. 4.125% 2/15/32 (b)		930,000	794,747
			68,559,875
Leisure Products - 0.0%
Mattel, Inc.:
3.75% 4/1/29 (b)		680,000	602,532
6.2% 10/1/40		475,000	445,932
			1,048,464
Specialty Retail - 0.3%
Advance Auto Parts, Inc.:
1.75% 10/1/27		3,120,000	2,591,508
5.95% 3/9/28		5,301,000	5,072,215
Asbury Automotive Group, Inc.:
4.625% 11/15/29 (b)		175,000	157,605
5% 2/15/32 (b)		390,000	340,184
AutoNation, Inc.:
1.95% 8/1/28		7,691,000	6,370,170
2.4% 8/1/31		26,621,000	20,280,917
3.85% 3/1/32		3,363,000	2,837,587
4.75% 6/1/30		1,650,000	1,530,875
AutoZone, Inc.:
3.625% 4/15/25		187,000	182,361
4% 4/15/30		30,823,000	28,522,235
6.25% 11/1/28		12,000,000	12,483,103
Bath & Body Works, Inc.:
6.625% 10/1/30 (b)		2,220,000	2,197,338
6.875% 11/1/35		1,385,000	1,310,354
Foot Locker, Inc. 4% 10/1/29 (b)		145,000	117,047
Gap, Inc. 3.875% 10/1/31 (b)		475,000	375,172
LCM Investments Holdings:
4.875% 5/1/29 (b)		120,000	104,860
8.25% 8/1/31 (b)		360,000	361,879
Lowe's Companies, Inc.:
1.7% 9/15/28		1,724,000	1,484,298
3% 10/15/50		7,286,000	4,591,987
3.75% 4/1/32		36,608,000	32,756,000
4.25% 4/1/52		14,990,000	11,769,550
4.45% 4/1/62		36,330,000	28,120,219
4.5% 4/15/30		2,414,000	2,327,603
4.8% 4/1/26		4,400,000	4,364,930
5.15% 7/1/33		15,000,000	14,751,658
5.625% 4/15/53		12,017,000	11,689,444
O'Reilly Automotive, Inc.:
3.9% 6/1/29		5,541,000	5,199,432
4.2% 4/1/30		193,000	180,640
4.35% 6/1/28		3,914,000	3,804,793
Ross Stores, Inc.:
0.875% 4/15/26		2,791,000	2,511,527
4.6% 4/15/25		3,207,000	3,167,391
The Home Depot, Inc.:
2.5% 4/15/27		123,000	114,243
5.95% 4/1/41		527,000	555,752
Triton Container International Ltd. 1.15% 6/7/24 (b)		3,394,000	3,301,632
Valvoline, Inc. 4.25% 2/15/30 (b)		165,000	163,017
			215,689,526
Textiles, Apparel & Luxury Goods - 0.2%
Crocs, Inc. 4.125% 8/15/31 (b)		485,000	396,488
Hanesbrands, Inc. 4.875% 5/15/26 (b)		1,015,000	956,424
Kontoor Brands, Inc. 4.125% 11/15/29 (b)		95,000	82,175
Levi Strauss & Co. 3.5% 3/1/31 (b)		555,000	464,813
Tapestry, Inc.:
3.05% 3/15/32		52,782,000	39,465,349
7% 11/27/26		12,776,000	12,913,773
7.05% 11/27/25		4,737,000	4,795,688
7.35% 11/27/28		15,240,000	15,356,194
7.7% 11/27/30		21,792,000	22,091,478
7.85% 11/27/33		15,692,000	15,936,553
The William Carter Co. 5.625% 3/15/27 (b)		746,000	723,444
Wolverine World Wide, Inc. 4% 8/15/29 (b)		630,000	485,421
			113,667,800
TOTAL CONSUMER DISCRETIONARY			586,370,885
CONSUMER STAPLES - 0.6%
Beverages - 0.1%
Anheuser-Busch Companies LLC / Anheuser-Busch InBev Worldwide, Inc. 4.9% 2/1/46		7,473,000	6,920,091
Anheuser-Busch InBev Finance, Inc.:
4.7% 2/1/36		7,862,000	7,491,744
4.9% 2/1/46		58,000	53,709
Anheuser-Busch InBev SA NV 9.75% 7/30/24	GBP	75,000	96,957
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30		11,720,000	10,820,684
4.6% 4/15/48 (g)		1,265,000	1,125,779
4.9% 1/23/31		3,568,000	3,600,793
5.8% 1/23/59 (Reg. S)		14,304,000	14,938,946
Constellation Brands, Inc. 2.875% 5/1/30		5,370,000	4,653,134
Molson Coors Beverage Co. 3% 7/15/26		1,552,000	1,470,249
PepsiCo, Inc. 3.9% 7/18/32		9,341,000	8,786,474
			59,958,560
Consumer Staples Distribution & Retail - 0.0%
7-Eleven, Inc. 0.95% 2/10/26 (b)		797,000	724,339
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29 (b)		2,290,000	2,029,608
4.625% 1/15/27 (b)		925,000	888,653
6.5% 2/15/28 (b)		2,910,000	2,922,030
Alimentation Couche-Tard, Inc. 2.95% 1/25/30 (b)		6,932,000	5,984,160
C&S Group Enterprises LLC 5% 12/15/28 (b)		800,000	644,000
Dollar General Corp.:
3.5% 4/3/30		6,956,000	6,210,521
4.625% 11/1/27		2,000,000	1,955,093
Dollar Tree, Inc.:
2.65% 12/1/31		7,473,000	6,074,546
4% 5/15/25		8,121,000	7,907,150
4.2% 5/15/28		3,971,000	3,776,479
REWE International Finance 4.875% 9/13/30 (Reg. S)	EUR	300,000	334,392
Tesco Corporate Treasury Services PLC:
2.75% 4/27/30 (Reg. S)	GBP	1,140,000	1,213,798
5.5% 2/27/35 (Reg. S)	GBP	410,000	493,417
U.S. Foods, Inc.:
4.625% 6/1/30 (b)		130,000	117,289
7.25% 1/15/32 (b)		560,000	572,958
			41,848,433
Food Products - 0.3%
Darling Ingredients, Inc.:
5.25% 4/15/27 (b)		1,115,000	1,082,726
6% 6/15/30 (b)		160,000	154,478
JBS U.S.A. Lux SA / JBS Food Co.:
2.5% 1/15/27		23,449,000	21,103,397
3% 2/2/29		1,724,000	1,473,752
3% 5/15/32		21,344,000	16,633,396
3.625% 1/15/32		24,530,000	20,073,022
4.375% 2/2/52		3,413,000	2,341,002
5.125% 2/1/28		11,858,000	11,512,484
5.5% 1/15/30		64,947,000	61,559,968
5.75% 4/1/33		31,805,000	30,034,365
6.5% 12/1/52		4,982,000	4,621,509
JDE Peet's BV:
1.375% 1/15/27 (b)		3,516,000	3,094,307
2.25% 9/24/31 (b)		5,160,000	3,958,937
Kraft Heinz Foods Co.:
4.875% 10/1/49		10,000,000	8,786,664
7.125% 8/1/39 (b)		9,489,000	10,505,418
Lamb Weston Holdings, Inc.:
4.375% 1/31/32 (b)		855,000	745,215
4.875% 5/15/28 (b)		1,825,000	1,745,085
Pilgrim's Pride Corp. 4.25% 4/15/31		1,190,000	1,030,580
Post Holdings, Inc. 4.625% 4/15/30 (b)		1,455,000	1,299,893
Smithfield Foods, Inc. 3% 10/15/30 (b)		1,317,000	1,041,590
TreeHouse Foods, Inc. 4% 9/1/28		640,000	544,428
Viterra Finance BV 4.9% 4/21/27 (b)		8,282,000	8,048,279
			211,390,495
Household Products - 0.0%
Reckitt Benckiser Treasury Services PLC 3.875% 9/14/33 (Reg. S)	EUR	790,000	875,249
Personal Care Products - 0.0%
BellRing Brands, Inc. 7% 3/15/30 (b)		470,000	478,061
HFC Prestige Products, Inc./HFC Prestige International U.S. LLC 6.625% 7/15/30 (b)		870,000	874,533
Kenvue, Inc.:
5% 3/22/30		6,400,000	6,430,551
5.05% 3/22/28		6,400,000	6,442,367
Prestige Brands, Inc. 3.75% 4/1/31 (b)		540,000	450,365
			14,675,877
Tobacco - 0.2%
Altria Group, Inc.:
2.35% 5/6/25		346,000	331,110
2.45% 2/4/32		3,659,000	2,873,862
3.4% 2/4/41		6,414,000	4,429,002
4.25% 8/9/42		760,000	580,850
4.8% 2/14/29		2,436,000	2,377,093
BAT Capital Corp.:
2.125% 8/15/25	GBP	221,000	262,075
2.259% 3/25/28		7,192,000	6,300,472
2.726% 3/25/31		9,590,000	7,812,565
3.215% 9/6/26		7,027,000	6,622,821
3.222% 8/15/24		2,997,000	2,940,391
3.557% 8/15/27		1,312,000	1,228,146
3.984% 9/25/50		3,114,000	2,095,786
4.7% 4/2/27		3,434,000	3,352,230
6.421% 8/2/33		8,000,000	8,145,562
7.75% 10/19/32		5,978,000	6,607,995
BAT International Finance PLC:
1.668% 3/25/26		4,276,000	3,919,852
4.448% 3/16/28		4,764,000	4,569,865
5.931% 2/2/29		6,000,000	6,091,940
Imperial Tobacco Finance PLC:
3.125% 7/26/24 (b)		2,862,000	2,807,895
3.5% 7/26/26 (b)		4,835,000	4,557,419
4.25% 7/21/25 (b)		2,935,000	2,863,864
6.125% 7/27/27 (b)		1,197,000	1,213,334
Philip Morris International, Inc.:
4.375% 11/15/41		1,174,000	981,171
5.125% 11/17/27		5,500,000	5,503,935
5.125% 2/15/30		11,162,000	11,013,260
5.625% 11/17/29		5,449,000	5,535,589
5.75% 11/17/32		5,790,000	5,922,432
Reynolds American, Inc.:
4.45% 6/12/25		204,000	200,588
5.7% 8/15/35		171,000	160,482
			111,301,586
TOTAL CONSUMER STAPLES			440,050,200
ENERGY - 1.3%
Energy Equipment & Services - 0.0%
Baker Hughes Co.:
2.061% 12/15/26		656,000	599,743
4.486% 5/1/30		7,473,000	7,203,790
Jonah Energy Parent LLC 12% 11/5/25 (c)(h)		105,530	109,625
Seadrill Finance Ltd. 8.375% 8/1/30 (b)		1,275,000	1,306,301
Technip Energies NV 1.125% 5/28/28	EUR	665,000	636,475
Valaris Ltd. 8.375% 4/30/30 (b)		805,000	809,806
			10,665,740
Oil, Gas & Consumable Fuels - 1.3%
Apache Corp.:
5.1% 9/1/40		330,000	271,846
5.25% 2/1/42		1,095,000	880,084
5.35% 7/1/49		80,000	62,397
Boardwalk Pipelines LP 4.95% 12/15/24		2,304,000	2,277,264
Canadian Natural Resources Ltd.:
2.95% 7/15/30		8,571,000	7,330,281
3.9% 2/1/25		3,591,000	3,513,486
5.85% 2/1/35		296,000	288,912
6.25% 3/15/38		2,434,000	2,434,096
Cenovus Energy, Inc.:
2.65% 1/15/32		768,000	613,304
3.75% 2/15/52		2,379,000	1,649,371
4.25% 4/15/27		7,315,000	7,021,344
5.25% 6/15/37		657,000	597,060
5.375% 7/15/25		5,690,000	5,661,482
5.4% 6/15/47		1,485,000	1,326,778
6.75% 11/15/39		3,025,000	3,132,970
Centennial Resource Production LLC:
5.875% 7/1/29 (b)		445,000	424,975
7% 1/15/32 (b)		270,000	270,739
Cheniere Corpus Christi Holdings LLC 5.875% 3/31/25		3,563,000	3,563,590
Cheniere Energy Partners LP 3.25% 1/31/32		1,695,000	1,395,458
CNX Midstream Partners LP 4.75% 4/15/30 (b)		115,000	100,134
Columbia Pipelines Holding Co. LLC 6.042% 8/15/28 (b)		11,500,000	11,628,565
Columbia Pipelines Operating Co. LLC:
5.927% 8/15/30 (b)		4,337,000	4,354,369
6.036% 11/15/33 (b)		11,691,000	11,797,056
6.497% 8/15/43 (b)		10,495,000	10,619,881
6.544% 11/15/53 (b)		6,291,000	6,436,936
6.714% 8/15/63 (b)		3,766,000	3,885,105
ConocoPhillips Co.:
6.5% 2/1/39		2,573,000	2,847,521
6.95% 4/15/29		1,706,000	1,873,085
Continental Resources, Inc. 5.75% 1/15/31 (b)		1,445,000	1,402,387
CVR Energy, Inc.:
5.25% 2/15/25 (b)		1,290,000	1,270,990
5.75% 2/15/28 (b)		105,000	97,095
DCP Midstream Operating LP:
5.125% 5/15/29		6,831,000	6,715,307
5.375% 7/15/25		5,723,000	5,713,506
5.6% 4/1/44		2,939,000	2,737,938
5.625% 7/15/27		2,420,000	2,441,323
6.45% 11/3/36 (b)		410,000	416,945
6.75% 9/15/37 (b)		1,198,000	1,256,944
8.125% 8/16/30		15,000	16,954
Eastern Gas Transmission & Storage, Inc.:
3% 11/15/29		6,572,000	5,725,375
3.9% 11/15/49		4,359,000	3,041,992
EG Global Finance PLC 12% 11/30/28 (b)		870,000	904,800
Enbridge, Inc.:
4.25% 12/1/26		1,739,000	1,690,405
5.5% 12/1/46		2,122,000	1,959,545
5.7% 3/8/33		8,000,000	7,999,929
6% 11/15/28		6,027,000	6,194,983
Endeavor Energy Resources LP/EER Finance, Inc. 5.75% 1/30/28 (b)		685,000	668,198
Energy Transfer LP:
2.9% 5/15/25		2,069,000	1,989,442
3.75% 5/15/30		40,278,000	36,137,843
4% 10/1/27		2,525,000	2,384,519
4.25% 4/1/24		7,146,000	7,104,928
4.5% 4/15/24		2,806,000	2,790,889
4.95% 6/15/28		8,476,000	8,269,475
5% 5/15/50		42,639,000	35,970,683
5.25% 4/15/29		2,564,000	2,518,594
5.4% 10/1/47		3,324,000	2,926,153
5.625% 5/1/27 (b)		3,053,000	2,999,725
5.75% 4/1/25		2,038,000	2,028,890
5.75% 2/15/33		7,491,000	7,459,749
5.8% 6/15/38		2,595,000	2,477,380
5.875% 1/15/24		2,081,000	2,080,797
6% 2/1/29 (b)		2,420,000	2,383,966
6% 6/15/48		2,491,000	2,369,051
6.125% 12/15/45		650,000	624,416
6.25% 4/15/49		6,761,000	6,649,815
7.375% 2/1/31 (b)		275,000	282,717
EnLink Midstream LLC 5.625% 1/15/28 (b)		105,000	101,876
EnLink Midstream Partners LP:
5.05% 4/1/45		840,000	667,010
5.45% 6/1/47		290,000	243,965
5.6% 4/1/44		490,000	417,538
EQM Midstream Partners LP:
4.75% 1/15/31 (b)		1,050,000	935,164
5.5% 7/15/28		1,440,000	1,399,649
6.5% 7/1/27 (b)		465,000	465,740
6.5% 7/15/48		265,000	243,786
7.5% 6/1/27 (b)		515,000	526,375
EQT Corp.:
3.9% 10/1/27		1,690,000	1,595,360
5.7% 4/1/28		2,186,000	2,186,821
Equinor ASA 1.75% 1/22/26		380,000	356,029
Florida Gas Transmission Co. LLC 4.35% 7/15/25 (b)		2,808,000	2,734,173
Global Partners LP/GLP Finance Corp. 7% 8/1/27		3,910,000	3,747,677
Hess Corp.:
4.3% 4/1/27		15,123,000	14,730,996
5.6% 2/15/41		72,976,000	73,391,896
5.8% 4/1/47		11,931,000	12,294,616
7.125% 3/15/33		1,403,000	1,591,423
7.3% 8/15/31		3,686,000	4,162,419
7.875% 10/1/29		8,241,000	9,285,594
Hess Midstream Partners LP:
5.125% 6/15/28 (b)		2,280,000	2,181,926
5.5% 10/15/30 (b)		115,000	108,529
5.625% 2/15/26 (b)		4,262,000	4,208,725
Hilcorp Energy I LP/Hilcorp Finance Co.:
6% 4/15/30 (b)		1,020,000	951,459
6.25% 11/1/28 (b)		185,000	179,998
Kinder Morgan, Inc. 3.6% 2/15/51		26,000,000	17,535,470
Magellan Midstream Partners LP 3.25% 6/1/30		6,352,000	5,579,467
MPLX LP:
1.75% 3/1/26		7,504,000	6,919,800
2.65% 8/15/30		7,473,000	6,247,107
4% 2/15/25		172,000	168,404
4% 3/15/28		3,724,000	3,513,928
4.8% 2/15/29		1,376,000	1,332,204
4.875% 12/1/24		237,000	234,400
4.95% 9/1/32		16,311,000	15,445,979
5% 3/1/33		12,000,000	11,324,924
5.5% 2/15/49		4,129,000	3,747,762
5.65% 3/1/53		8,756,000	8,138,011
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (b)		110,000	93,350
New Fortress Energy, Inc.:
6.5% 9/30/26 (b)		3,930,000	3,732,706
6.75% 9/15/25 (b)		1,300,000	1,259,964
Occidental Petroleum Corp.:
2.9% 8/15/24		2,843,000	2,780,450
3.5% 8/15/29		465,000	405,278
4.3% 8/15/39		365,000	278,208
5.55% 3/15/26		1,712,000	1,706,330
6.125% 1/1/31		31,865,000	32,178,552
6.2% 3/15/40		160,000	157,755
6.45% 9/15/36		4,300,000	4,403,587
6.6% 3/15/46		4,886,000	5,007,026
7.5% 5/1/31		7,400,000	8,056,491
7.875% 9/15/31		100,000	110,404
8.875% 7/15/30		345,000	392,972
Ovintiv, Inc.:
5.15% 11/15/41		4,009,000	3,185,859
7.375% 11/1/31		648,000	693,913
8.125% 9/15/30		8,544,000	9,436,933
PBF Holding Co. LLC/PBF Finance Corp. 7.875% 9/15/30 (b)		870,000	870,000
Petroleos Mexicanos:
4.5% 1/23/26		4,359,000	3,967,082
5.95% 1/28/31		3,260,000	2,430,004
6.35% 2/12/48		1,560,000	919,448
6.49% 1/23/27		4,247,000	3,822,512
6.5% 3/13/27		14,914,000	13,398,365
6.7% 2/16/32		1,635,000	1,270,542
6.75% 9/21/47		22,490,000	13,716,651
6.84% 1/23/30		12,004,000	9,675,224
6.95% 1/28/60		32,166,000	19,603,569
7.69% 1/23/50		100,606,000	66,591,111
Phillips 66 Co.:
0.9% 2/15/24		2,173,000	2,149,689
3.85% 4/9/25		146,000	142,834
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29		6,968,000	6,216,968
3.8% 9/15/30		1,055,000	940,351
4.65% 10/15/25		3,649,000	3,577,595
Rockies Express Pipeline LLC:
4.8% 5/15/30 (b)		1,335,000	1,195,273
4.95% 7/15/29 (b)		276,000	254,760
6.875% 4/15/40 (b)		105,000	95,713
Sabine Pass Liquefaction LLC 4.5% 5/15/30		14,626,000	13,808,317
Sitio Royalties OP / Sitio Finance Corp. 7.875% 11/1/28 (b)		783,000	786,069
Southeast Supply Header LLC 4.25% 6/15/24 (b)		1,472,000	1,413,120
Spectra Energy Partners LP:
3.375% 10/15/26		2,589,000	2,448,560
4.5% 3/15/45		543,000	434,038
Suncor Energy, Inc. 6.5% 6/15/38		2,128,000	2,178,473
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29		635,000	578,766
5.875% 3/15/28		1,335,000	1,307,436
6% 4/15/27		1,005,000	999,156
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.5% 1/15/28 (b)		125,000	115,318
6% 12/31/30 (b)		1,355,000	1,223,464
6% 9/1/31 (b)		270,000	242,097
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5.5% 3/1/30		135,000	130,311
The Williams Companies, Inc.:
2.6% 3/15/31		7,660,000	6,313,534
3.5% 11/15/30		18,113,000	16,082,498
4.3% 3/4/24		859,000	855,367
4.55% 6/24/24		878,000	871,527
4.65% 8/15/32		22,370,000	20,965,432
5.1% 9/15/45		9,765,000	8,692,882
5.3% 8/15/52		5,092,000	4,628,110
5.4% 3/2/26		6,100,000	6,096,115
5.75% 6/24/44		2,747,000	2,615,188
TransCanada PipeLines Ltd. 4.25% 5/15/28		6,103,000	5,811,486
Transcontinental Gas Pipe Line Co. LLC 3.25% 5/15/30		279,000	246,236
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29 (b)		1,140,000	999,617
3.875% 11/1/33 (b)		675,000	552,470
4.125% 8/15/31 (b)		325,000	280,337
6.25% 1/15/30 (b)		380,000	372,920
Venture Global LNG, Inc. 8.125% 6/1/28 (b)		505,000	500,691
Western Gas Partners LP:
4.05% 2/1/30		20,164,000	18,274,025
4.65% 7/1/26		2,444,000	2,373,304
4.75% 8/15/28		1,236,000	1,187,426
6.15% 4/1/33		4,400,000	4,431,970
6.35% 1/15/29		11,247,000	11,548,971
			858,940,637
TOTAL ENERGY			869,606,377
FINANCIALS - 6.2%
Banks - 3.2%
AIB Group PLC:
2.25% 4/4/28 (Reg. S) (e)	EUR	3,400,000	3,461,459
4.263% 4/10/25 (b)(e)		3,226,000	3,198,205
4.625% 7/23/29 (Reg. S) (e)	EUR	200,000	218,714
6.608% 9/13/29 (b)(e)		10,500,000	10,702,439
7.583% 10/14/26 (b)(e)		6,258,000	6,400,543
Alpha Bank SA 4.25% 2/13/30 (Reg. S) (e)	EUR	895,000	921,795
Banco Santander SA 2.749% 12/3/30		10,800,000	8,474,890
Bank of America Corp.:
1.197% 10/24/26 (e)		6,035,000	5,529,737
1.319% 6/19/26 (e)		1,966,000	1,830,429
1.734% 7/22/27 (e)		25,000,000	22,567,112
1.898% 7/23/31 (e)		6,975,000	5,477,376
2.015% 2/13/26 (e)		5,605,000	5,338,274
2.299% 7/21/32 (e)		50,000,000	39,244,866
2.496% 2/13/31 (e)		6,724,000	5,581,006
2.592% 4/29/31 (e)		7,784,000	6,468,099
2.972% 2/4/33 (e)		38,682,000	31,566,925
3.194% 7/23/30 (e)		10,561,000	9,284,420
3.384% 4/2/26 (e)		3,052,000	2,948,175
3.705% 4/24/28 (e)		3,914,000	3,678,288
3.95% 4/21/25		1,724,000	1,681,738
3.97% 3/5/29 (e)		3,624,000	3,395,195
3.974% 2/7/30 (e)		2,345,000	2,167,238
4.183% 11/25/27		6,909,000	6,580,894
4.2% 8/26/24		2,979,000	2,943,245
4.25% 10/22/26		40,217,000	38,876,990
4.271% 7/23/29 (e)		1,207,000	1,139,905
4.376% 4/27/28 (e)		3,650,000	3,511,620
4.45% 3/3/26		1,202,000	1,173,646
4.571% 4/27/33 (e)		8,718,000	7,996,705
4.948% 7/22/28 (e)		5,000,000	4,905,517
5.015% 7/22/33 (e)		35,614,000	33,839,453
5.288% 4/25/34 (e)		17,000,000	16,344,640
5.819% 9/15/29 (e)		24,000,000	24,214,009
6.11% 1/29/37		1,340,000	1,373,513
Bank of Ireland Group PLC:
1.375% 8/11/31 (Reg. S) (e)	EUR	4,235,000	4,195,893
2.029% 9/30/27 (b)(e)		2,500,000	2,232,170
Bank of Montreal 1.85% 5/1/25		2,414,000	2,292,164
Bank of Nova Scotia 4.5% 12/16/25		6,348,000	6,191,614
Banque Federative du Credit Mutuel SA 4.524% 7/13/25 (b)		2,937,000	2,887,348
Barclays PLC:
1.007% 12/10/24 (e)		1,359,000	1,349,753
2.279% 11/24/27 (e)		31,514,000	28,254,758
2.852% 5/7/26 (e)		18,341,000	17,476,980
3.65% 3/16/25		2,431,000	2,362,449
3.811% 3/10/42 (e)		7,473,000	5,166,226
3.932% 5/7/25 (e)		3,114,000	3,083,047
4.375% 1/12/26		4,468,000	4,337,514
4.836% 5/9/28		6,102,000	5,752,092
5.088% 6/20/30 (e)		35,939,000	32,990,710
5.2% 5/12/26		1,556,000	1,519,395
5.262% 1/29/34 (Reg. S) (e)	EUR	510,000	570,664
5.304% 8/9/26 (e)		1,387,000	1,365,287
5.501% 8/9/28 (e)		3,000,000	2,940,830
5.746% 8/9/33 (e)		2,657,000	2,563,262
5.829% 5/9/27 (e)		4,720,000	4,688,527
6.224% 5/9/34 (e)		5,270,000	5,178,437
6.49% 9/13/29 (e)		8,000,000	8,089,935
6.692% 9/13/34 (e)		12,500,000	12,736,538
7.437% 11/2/33 (e)		7,898,000	8,412,443
8.407% 11/14/32 (Reg. S) (e)	GBP	750,000	980,126
BNP Paribas SA:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.000% 1.323% 1/13/27 (b)(e)(i)		7,967,000	7,239,783
1.904% 9/30/28 (b)(e)		7,317,000	6,335,904
2.159% 9/15/29 (b)(e)		7,271,000	6,151,555
2.219% 6/9/26 (b)(e)		17,115,000	16,181,813
2.5% 3/31/32 (Reg. S) (e)	EUR	1,600,000	1,601,443
2.591% 1/20/28 (b)(e)		2,740,000	2,485,559
2.824% 1/26/41 (b)		5,791,000	3,731,473
BPCE SA:
1.5% 1/13/42 (Reg. S) (e)	EUR	1,400,000	1,343,403
2.277% 1/20/32 (b)(e)		7,519,000	5,764,163
3.116% 10/19/32 (b)(e)		6,103,000	4,699,539
4.875% 4/1/26 (b)		7,383,000	7,149,219
Canadian Imperial Bank of Commerce 3.6% 4/7/32		16,310,000	14,293,649
Capital One NA 2.28% 1/28/26 (e)		1,962,000	1,869,778
Citibank NA 5.803% 9/29/28		8,000,000	8,160,025
Citigroup, Inc.:
1.122% 1/28/27 (e)		2,000,000	1,811,022
2.666% 1/29/31 (e)		5,106,000	4,280,224
3.07% 2/24/28 (e)		13,000,000	12,051,570
3.106% 4/8/26 (e)		10,649,000	10,268,024
3.785% 3/17/33 (e)		6,227,000	5,387,834
3.98% 3/20/30 (e)		7,473,000	6,900,690
4.075% 4/23/29 (e)		4,606,000	4,330,662
4.125% 7/25/28		6,909,000	6,464,658
4.3% 11/20/26		1,766,000	1,704,019
4.4% 6/10/25		829,000	812,654
4.412% 3/31/31 (e)		40,428,000	37,477,652
4.45% 9/29/27		21,445,000	20,535,525
4.6% 3/9/26		19,167,000	18,715,164
4.91% 5/24/33 (e)		3,274,000	3,080,192
5.3% 5/6/44		9,501,000	8,591,502
5.875% 7/1/24 (Reg. S)	GBP	1,100,000	1,385,057
6.174% 5/25/34 (e)		17,301,000	17,168,078
6.27% 11/17/33 (e)		13,000,000	13,406,424
8.125% 7/15/39		1,076,000	1,326,994
Citizens Financial Group, Inc. 2.638% 9/30/32		11,627,000	8,392,745
Commerzbank AG 8.625% 2/28/33 (Reg. S) (e)	GBP	200,000	259,200
Commonwealth Bank of Australia:
2.688% 3/11/31 (b)		3,046,000	2,402,478
3.61% 9/12/34 (b)(e)		3,723,000	3,188,952
3.784% 3/14/32 (b)		16,472,000	13,778,379
Credit Agricole SA:
UK Government Bonds 1 Year + 2.180% 6.375% 6/14/31 (Reg. S) (e)(i)	GBP	1,300,000	1,696,289
1.25% 10/2/24 (Reg. S)	GBP	500,000	608,649
2.811% 1/11/41 (b)		4,167,000	2,660,579
Danske Bank A/S:
2.25% 1/14/28 (Reg. S) (e)	GBP	1,760,000	1,975,800
4.625% 4/13/27 (Reg. S) (e)	GBP	500,000	614,763
4.75% 6/21/30 (Reg. S) (e)	EUR	1,509,000	1,683,134
DNB Bank ASA:
1.535% 5/25/27 (b)(e)		51,990,000	46,708,808
1.605% 3/30/28 (b)(e)		3,208,000	2,806,682
Fifth Third Bancorp 8.25% 3/1/38		2,155,000	2,395,056
First Citizens Bank & Trust Co. 6.125% 3/9/28		40,920,000	40,880,306
HAT Holdings I LLC/HAT Holdings II LLC 3.375% 6/15/26 (b)		550,000	497,876
HSBC Holdings PLC:
0.976% 5/24/25 (e)		862,000	839,824
1.645% 4/18/26 (e)		4,312,000	4,057,185
2.251% 11/22/27 (e)		38,869,000	35,170,152
2.357% 8/18/31 (e)		15,444,000	12,361,534
2.848% 6/4/31 (e)		6,103,000	5,069,846
2.999% 3/10/26 (e)		2,759,000	2,652,851
4.041% 3/13/28 (e)		3,739,000	3,537,660
4.25% 3/14/24		1,433,000	1,425,409
4.292% 9/12/26 (e)		1,724,000	1,670,346
4.762% 3/29/33 (e)		7,815,000	6,879,310
4.787% 3/10/32 (Reg. S) (e)	EUR	1,270,000	1,413,941
4.856% 5/23/33 (Reg. S) (e)	EUR	1,600,000	1,787,004
4.95% 3/31/30		2,810,000	2,722,292
5.21% 8/11/28 (e)		8,310,000	8,162,968
5.25% 3/14/44		1,039,000	930,924
5.402% 8/11/33 (e)		5,055,000	4,861,945
6.254% 3/9/34 (e)		200,000	203,697
6.8% 9/14/31 (e)	GBP	320,000	417,982
7.39% 11/3/28 (e)		900,000	950,343
8.201% 11/16/34 (Reg. S) (e)	GBP	1,000,000	1,331,632
Huntington Bancshares, Inc.:
2.487% 8/15/36 (e)		6,200,000	4,450,664
4.443% 8/4/28 (e)		6,438,000	6,120,197
6.208% 8/21/29 (e)		9,800,000	9,815,217
Huntington National Bank 5.699% 11/18/25 (e)		3,900,000	3,809,466
ING Groep NV:
1.726% 4/1/27 (e)		1,250,000	1,135,515
4.017% 3/28/28 (e)		9,341,000	8,846,745
4.252% 3/28/33 (e)		6,227,000	5,562,290
4.5% 5/23/29 (Reg. S) (e)	EUR	1,200,000	1,318,034
4.75% 5/23/34 (Reg. S) (e)	EUR	2,600,000	2,901,515
Intesa Sanpaolo SpA:
4.198% 6/1/32 (b)(e)		17,320,000	13,411,880
5.017% 6/26/24 (b)		10,324,000	10,196,603
5.71% 1/15/26 (b)		94,108,000	92,365,732
JPMorgan Chase & Co.:
1.045% 11/19/26 (e)		2,014,000	1,840,252
1.47% 9/22/27 (e)		3,410,000	3,056,276
2.069% 6/1/29 (e)		7,286,000	6,308,484
2.083% 4/22/26 (e)		2,448,000	2,325,312
2.522% 4/22/31 (e)		4,724,000	3,962,789
2.58% 4/22/32 (e)		1,300,000	1,062,512
2.739% 10/15/30 (e)		9,341,000	8,057,440
2.947% 2/24/28 (e)		6,239,000	5,779,335
2.956% 5/13/31 (e)		11,536,000	9,818,329
2.963% 1/25/33 (e)		9,341,000	7,717,601
3.875% 9/10/24		1,782,000	1,756,281
4.125% 12/15/26		1,748,000	1,691,497
4.25% 10/1/27		3,379,000	3,286,053
4.323% 4/26/28 (e)		9,341,000	9,035,708
4.586% 4/26/33 (e)		50,039,000	46,574,057
4.912% 7/25/33 (e)		112,454,000	106,953,543
5.299% 7/24/29 (e)		19,000,000	18,935,055
5.35% 6/1/34 (e)		20,000,000	19,530,313
5.717% 9/14/33 (e)		65,636,000	65,398,593
Jyske Bank A/S 5% 10/26/28 (e)	EUR	600,000	665,298
KBC Group NV:
5.796% 1/19/29 (b)(e)		6,314,000	6,264,570
6.324% 9/21/34 (b)(e)		11,310,000	11,367,485
Lloyds Bank Corporate Markets PLC 1.75% 7/11/24 (Reg. S)	GBP	500,000	615,635
Lloyds Banking Group PLC:
1.985% 12/15/31 (e)	GBP	1,195,000	1,317,192
2.438% 2/5/26 (e)		575,000	550,195
3.87% 7/9/25 (e)		3,425,000	3,380,386
4.375% 3/22/28		4,320,000	4,095,067
4.5% 1/11/29 (Reg. S) (e)	EUR	630,000	694,224
4.75% 9/21/31 (Reg. S) (e)	EUR	1,550,000	1,719,835
4.976% 8/11/33 (e)		6,227,000	5,782,415
5.985% 8/7/27 (e)		4,700,000	4,710,797
7.953% 11/15/33 (e)		6,196,000	6,689,623
Mitsubishi UFJ Financial Group, Inc.:
1.412% 7/17/25		2,000,000	1,870,106
1.538% 7/20/27 (e)		3,276,000	2,948,754
1.64% 10/13/27 (e)		4,211,000	3,769,512
2.193% 2/25/25		2,462,000	2,360,434
4.05% 9/11/28		1,724,000	1,643,222
4.08% 4/19/28 (e)		9,123,000	8,715,762
5.017% 7/20/28 (e)		4,690,000	4,613,714
Mizuho Financial Group, Inc.:
1.234% 5/22/27 (e)		5,448,000	4,890,998
1.554% 7/9/27 (e)		2,200,000	1,981,522
2.564% 9/13/31		10,586,000	8,277,296
4.254% 9/11/29 (e)		1,035,000	977,844
NatWest Group PLC:
1.642% 6/14/27 (e)		1,207,000	1,083,175
3.073% 5/22/28 (e)		9,914,000	9,013,601
3.622% 8/14/30 (Reg. S) (e)	GBP	3,400,000	4,060,673
4.771% 2/16/29 (Reg. S) (e)	EUR	500,000	552,085
4.8% 4/5/26		19,815,000	19,425,739
5.125% 5/28/24		25,990,000	25,808,343
5.808% 9/13/29 (e)		30,000,000	29,863,756
5.847% 3/2/27 (e)		6,200,000	6,179,336
7.416% 6/6/33 (Reg. S) (e)	GBP	850,000	1,086,049
Nordea Bank Abp 4.125% 5/5/28 (Reg. S)	EUR	1,700,000	1,870,868
PNC Financial Services Group, Inc.:
5.068% 1/24/34 (e)		15,132,000	14,189,848
5.582% 6/12/29 (e)		7,240,000	7,188,516
Rabobank Nederland:
1.98% 12/15/27 (b)(e)		3,614,000	3,223,832
3.649% 4/6/28 (b)(e)		6,943,000	6,493,499
3.75% 7/21/26		4,206,000	3,980,878
4% 1/10/30 (Reg. S)	EUR	800,000	875,769
4.375% 8/4/25		4,789,000	4,645,119
Regions Financial Corp. 2.25% 5/18/25		1,067,000	1,002,212
Royal Bank of Canada 4.65% 1/27/26		661,000	649,814
Santander Holdings U.S.A., Inc.:
2.49% 1/6/28 (e)		7,024,000	6,292,588
5.807% 9/9/26 (e)		3,713,000	3,673,962
6.499% 3/9/29 (e)		2,743,000	2,770,547
6.565% 6/12/29 (e)		10,000,000	10,062,577
Societe Generale:
1.038% 6/18/25 (b)(e)		75,000,000	72,770,646
1.488% 12/14/26 (b)(e)		21,416,000	19,382,263
1.792% 6/9/27 (b)(e)		2,160,000	1,931,776
2.625% 10/16/24 (b)		436,000	423,205
3.625% 3/1/41 (b)		7,784,000	4,924,896
4.25% 4/14/25 (b)		9,840,000	9,511,844
4.677% 6/15/27 (b)		4,831,000	4,694,570
4.75% 11/24/25 (b)		8,022,000	7,760,344
6.221% 6/15/33 (b)(e)		8,407,000	7,882,143
6.446% 1/10/29 (b)(e)		6,850,000	6,911,711
6.691% 1/10/34 (b)(e)		550,000	550,865
7.367% 1/10/53 (b)		3,114,000	3,009,858
Standard Chartered PLC 3.785% 5/21/25 (b)(e)		4,320,000	4,266,106
Sumitomo Mitsui Financial Group, Inc. 1.402% 9/17/26		3,035,000	2,722,439
Synchrony Bank 5.625% 8/23/27		2,097,000	1,986,394
The Toronto-Dominion Bank 2.8% 3/10/27		2,626,000	2,432,337
Truist Financial Corp.:
4.123% 6/6/28 (e)		2,000,000	1,880,123
4.26% 7/28/26 (e)		3,031,000	2,931,442
5.122% 1/26/34 (e)		4,235,000	3,895,724
U.S. Bancorp 5.775% 6/12/29 (e)		11,450,000	11,442,156
UniCredit SpA:
1.982% 6/3/27 (b)(e)		6,165,000	5,549,292
2.731% 1/15/32 (Reg. S) (e)	EUR	1,447,000	1,426,758
5.861% 6/19/32 (b)(e)		119,000	112,058
7.296% 4/2/34 (b)(e)		596,000	583,677
Virgin Money UK PLC 7.625% 8/23/29 (Reg. S) (e)	GBP	1,600,000	2,073,460
Wells Fargo & Co.:
2.125% 12/20/23 (Reg. S)	GBP	475,000	598,548
2.164% 2/11/26 (e)		2,935,000	2,802,565
2.188% 4/30/26 (e)		10,957,000	10,415,549
2.879% 10/30/30 (e)		2,200,000	1,892,807
3.068% 4/30/41 (e)		7,784,000	5,572,312
3.526% 3/24/28 (e)		25,667,000	24,064,572
4.3% 7/22/27		28,701,000	27,548,995
4.478% 4/4/31 (e)		19,300,000	18,010,982
4.897% 7/25/33 (e)		106,510,000	99,619,012
5.389% 4/24/34 (e)		8,000,000	7,696,775
5.557% 7/25/34 (e)		16,500,000	16,075,407
5.574% 7/25/29 (e)		25,500,000	25,459,085
6.303% 10/23/29 (e)		12,800,000	13,185,613
Westpac Banking Corp.:
U.S. TREASURY 1 YEAR INDEX + 2.680% 5.405% 8/10/33 (e)(i)		12,205,000	11,466,253
4.11% 7/24/34 (e)		5,791,000	5,119,360
Zions Bancorp NA 3.25% 10/29/29		5,124,000	4,005,197
			2,171,864,093
Capital Markets - 1.2%
Ares Capital Corp.:
3.25% 7/15/25		42,000,000	39,758,956
3.875% 1/15/26		22,188,000	21,019,538
Blackstone Holdings Finance Co. LLC:
2.8% 9/30/50 (b)		1,245,000	715,625
3.5% 9/10/49 (b)		4,614,000	3,060,919
Blackstone Private Credit Fund:
4.7% 3/24/25		31,043,000	30,242,559
4.875% 4/14/26	GBP	2,200,000	2,570,765
7.05% 9/29/25		20,620,000	20,839,858
Deutsche Bank AG:
3.25% 5/24/28 (Reg. S) (e)	EUR	1,000,000	1,036,571
4% 6/24/32 (Reg. S) (e)	EUR	2,100,000	2,111,179
4.5% 4/1/25		45,198,000	43,838,096
6.125% 12/12/30 (Reg. S) (e)	GBP	1,900,000	2,321,629
Deutsche Bank AG New York Branch:
0.898% 5/28/24		930,000	907,040
1.447% 4/1/25 (e)		2,036,000	2,000,540
2.129% 11/24/26 (e)		11,245,000	10,305,569
2.311% 11/16/27 (e)		27,513,000	24,588,627
3.035% 5/28/32 (e)		4,028,000	3,198,671
3.729% 1/14/32 (e)		10,000,000	7,873,254
4.1% 1/13/26		8,332,000	7,976,467
6.72% 1/18/29 (e)		2,294,000	2,334,223
7.146% 7/13/27 (e)		11,860,000	12,096,899
Goldman Sachs Group, Inc.:
2.383% 7/21/32 (e)		26,425,000	20,808,064
3.102% 2/24/33 (e)		40,000,000	32,981,710
4.25% 10/21/25		12,215,000	11,897,202
4.482% 8/23/28 (e)		9,365,000	9,032,366
6.484% 10/24/29 (e)		12,000,000	12,423,579
6.75% 10/1/37		59,592,000	62,609,562
Hightower Holding LLC 6.75% 4/15/29 (b)		1,385,000	1,197,542
Intercontinental Exchange, Inc. 4.35% 6/15/29		3,724,000	3,585,602
Jane Street Group LLC/JSG Finance, Inc. 4.5% 11/15/29 (b)		155,000	138,735
LPL Holdings, Inc. 4% 3/15/29 (b)		1,720,000	1,534,417
Moody's Corp.:
3.25% 1/15/28		4,414,000	4,122,661
3.75% 3/24/25		1,371,000	1,341,215
Morgan Stanley:
0.79% 5/30/25 (e)		862,000	837,713
1.794% 2/13/32 (e)		7,317,000	5,606,659
2.188% 4/28/26 (e)		9,226,000	8,772,117
2.239% 7/21/32 (e)		4,900,000	3,831,905
2.475% 1/21/28 (e)		5,000,000	4,556,495
2.699% 1/22/31 (e)		6,227,000	5,257,942
3.622% 4/1/31 (e)		47,370,000	42,039,348
3.875% 1/27/26		1,586,000	1,540,878
4.21% 4/20/28 (e)		6,115,000	5,872,073
4.3% 1/27/45		530,000	444,658
4.656% 3/2/29 (e)	EUR	700,000	777,642
4.889% 7/20/33 (e)		49,499,000	46,366,823
5% 11/24/25		9,870,000	9,761,753
5.164% 4/20/29 (e)		16,000,000	15,734,099
5.424% 7/21/34 (e)		17,000,000	16,485,906
5.449% 7/20/29 (e)		16,012,000	15,951,277
6.342% 10/18/33 (e)		39,945,000	41,369,974
NASDAQ, Inc.:
5.95% 8/15/53		1,132,000	1,146,320
6.1% 6/28/63		6,000,000	6,110,235
Peachtree Corners Funding Trust 3.976% 2/15/25 (b)		4,211,000	4,108,713
S&P Global, Inc.:
2.45% 3/1/27		2,414,000	2,237,117
3.9% 3/1/62		2,414,000	1,853,530
State Street Corp. 2.901% 3/30/26 (e)		104,000	100,226
UBS Group AG:
1.305% 2/2/27 (b)(e)		3,100,000	2,797,455
1.494% 8/10/27 (b)(e)		11,792,000	10,475,486
2.125% 11/15/29 (Reg. S) (e)	GBP	1,300,000	1,388,393
2.593% 9/11/25 (b)(e)		17,956,000	17,448,620
3.091% 5/14/32 (b)(e)		5,293,000	4,321,153
3.126% 8/13/30 (b)(e)		5,359,000	4,620,073
3.75% 3/26/25		9,717,000	9,427,852
4.194% 4/1/31 (b)(e)		44,614,000	40,049,613
4.282% 1/9/28 (b)		2,250,000	2,126,665
4.55% 4/17/26		4,758,000	4,630,186
4.75% 3/17/32 (Reg. S) (e)	EUR	1,050,000	1,163,749
4.988% 8/5/33 (b)(e)		10,462,000	9,628,827
4.988% 8/5/33 (Reg. S) (e)		300,000	276,109
6.246% 9/22/29 (b)(e)		8,000,000	8,109,422
6.373% 7/15/26 (b)(e)		2,345,000	2,349,801
6.537% 8/12/33 (b)(e)		11,161,000	11,390,057
9.016% 11/15/33 (b)(e)		2,086,000	2,468,824
			773,905,328
Consumer Finance - 1.0%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24		733,000	703,321
1.75% 1/30/26		20,487,000	18,736,005
2.45% 10/29/26		14,854,000	13,531,876
3% 10/29/28		28,306,000	24,947,641
3.3% 1/30/32		15,939,000	13,211,781
3.4% 10/29/33		2,691,000	2,176,978
3.85% 10/29/41		4,396,000	3,281,381
4.45% 4/3/26		4,254,000	4,135,223
4.875% 1/16/24		221,000	220,656
5.75% 6/6/28		16,700,000	16,633,334
6.1% 1/15/27		4,800,000	4,824,454
6.15% 9/30/30		10,400,000	10,471,311
6.45% 4/15/27 (b)		1,866,000	1,890,837
6.5% 7/15/25		7,188,000	7,221,978
Ally Financial, Inc.:
2.2% 11/2/28		8,669,000	7,100,626
3.875% 5/21/24		1,227,000	1,213,839
4.625% 3/30/25		4,630,000	4,526,661
4.75% 6/9/27		3,759,000	3,555,151
5.125% 9/30/24		3,380,000	3,347,894
5.75% 11/20/25		5,507,000	5,404,603
5.8% 5/1/25		10,661,000	10,580,998
6.992% 6/13/29 (e)		43,000,000	43,227,990
7.1% 11/15/27		17,330,000	17,671,647
8% 11/1/31		17,833,000	18,903,043
Capital One Financial Corp.:
1.878% 11/2/27 (e)		5,931,000	5,201,463
2.359% 7/29/32 (e)		17,080,000	12,128,145
2.636% 3/3/26 (e)		13,528,000	12,793,511
3.2% 2/5/25		1,207,000	1,165,903
3.273% 3/1/30 (e)		12,200,000	10,483,548
3.65% 5/11/27		21,700,000	20,154,058
3.8% 1/31/28		10,723,000	9,867,480
3.9% 1/29/24		1,545,000	1,539,931
4.927% 5/10/28 (e)		6,900,000	6,600,766
4.985% 7/24/26 (e)		17,135,000	16,726,403
5.247% 7/26/30 (e)		19,853,000	18,672,430
5.268% 5/10/33 (e)		11,209,000	10,287,309
5.468% 2/1/29 (e)		2,066,000	1,984,721
5.817% 2/1/34 (e)		3,589,000	3,366,099
6.312% 6/8/29 (e)		33,200,000	33,005,244
7.624% 10/30/31 (e)		22,914,000	23,947,888
Discover Financial Services:
3.95% 11/6/24		1,874,000	1,832,460
4.1% 2/9/27		13,375,000	12,417,199
4.5% 1/30/26		7,399,000	7,162,686
6.7% 11/29/32		6,410,000	6,362,428
Ford Motor Credit Co. LLC:
2.3% 2/10/25		1,654,000	1,571,743
2.7% 8/10/26		5,665,000	5,138,697
2.9% 2/10/29		275,000	233,335
3.375% 11/13/25		9,760,000	9,195,471
3.625% 6/17/31		5,000,000	4,154,342
4% 11/13/30		17,230,000	14,811,535
4.063% 11/1/24		51,621,000	50,410,656
4.125% 8/17/27		19,335,000	17,867,876
4.687% 6/9/25		430,000	417,746
4.95% 5/28/27		20,213,000	19,282,214
5.113% 5/3/29		2,920,000	2,744,134
5.125% 6/16/25		1,020,000	997,089
5.584% 3/18/24		8,520,000	8,502,845
6.8% 5/12/28		6,000,000	6,104,324
6.86% 6/5/26	GBP	1,150,000	1,468,121
6.95% 3/6/26		195,000	196,757
6.95% 6/10/26		9,500,000	9,606,150
Navient Corp. 6.75% 6/15/26		1,050,000	1,048,159
OneMain Finance Corp.:
3.5% 1/15/27		2,190,000	1,956,936
3.875% 9/15/28		3,650,000	3,134,780
Synchrony Financial:
3.95% 12/1/27		8,239,000	7,401,776
4.25% 8/15/24		10,059,000	9,889,891
4.375% 3/19/24		11,326,000	11,259,971
5.15% 3/19/29		18,424,000	17,034,504
			657,647,952
Financial Services - 0.4%
AIG Global Funding 5.9% 9/19/28 (b)		18,426,000	18,634,092
Altus Midstream LP 5.875% 6/15/30 (b)		445,000	423,901
Aon Corp. / Aon Global Holdings PLC:
2.6% 12/2/31		2,057,000	1,680,425
5.35% 2/28/33		6,000,000	5,967,207
Athene Global Funding:
0.95% 1/8/24 (b)		2,330,000	2,317,936
1.45% 1/8/26 (b)		11,178,000	10,143,600
1.73% 10/2/26 (b)		4,975,000	4,382,209
2.5% 3/24/28 (b)		6,975,000	6,026,987
2.646% 10/4/31 (b)		3,414,000	2,680,822
Aviation Capital Group LLC:
6.25% 4/15/28 (b)		6,500,000	6,427,974
6.75% 10/25/28 (b)		6,500,000	6,583,166
Block, Inc. 2.75% 6/1/26		465,000	428,830
Brixmor Operating Partnership LP:
2.25% 4/1/28		2,355,000	2,030,218
3.85% 2/1/25		1,010,000	981,734
4.05% 7/1/30		10,487,000	9,410,086
4.125% 6/15/26		5,827,000	5,571,058
4.125% 5/15/29		20,383,000	18,590,291
Corebridge Financial, Inc.:
3.65% 4/5/27		1,888,000	1,773,279
3.85% 4/5/29		1,514,000	1,386,196
3.9% 4/5/32		27,561,000	24,127,561
4.35% 4/5/42		2,247,000	1,802,810
4.4% 4/5/52		12,648,000	9,861,757
6.05% 9/15/33 (b)		9,870,000	10,000,004
Emerald Debt Merger Sub LLC 6.625% 12/15/30 (b)		945,000	942,638
Equitable Holdings, Inc.:
4.35% 4/20/28		9,527,000	9,049,000
5% 4/20/48		15,055,000	13,242,697
Fiserv, Inc. 3.5% 7/1/29		2,350,000	2,147,258
GGAM Finance Ltd.:
7.75% 5/15/26 (b)		1,335,000	1,337,024
8% 2/15/27 (b)		390,000	392,527
Gn Bondco LLC 9.5% 10/15/31 (b)		872,000	828,268
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.75% 9/15/24		740,000	726,213
5.25% 5/15/27		1,155,000	1,042,388
6.25% 5/15/26		4,806,000	4,537,555
Jackson Financial, Inc.:
3.125% 11/23/31		15,333,000	12,204,678
4% 11/23/51		3,736,000	2,385,758
5.17% 6/8/27		10,297,000	10,001,744
5.67% 6/8/32		18,859,000	18,299,787
KfW:
0% 9/17/30 (Reg. S)	EUR	200,000	178,744
0.75% 1/15/29 (Reg. S)	EUR	2,500,000	2,444,401
2.875% 5/29/26 (Reg. S)	EUR	2,640,000	2,863,801
Leighton Finance U.S.A. Pty Ltd. 1.5% 5/28/29 (Reg. S)	EUR	1,600,000	1,421,459
Nationwide Building Society:
6.178% 12/7/27 (Reg. S) (e)	GBP	700,000	886,223
6.557% 10/18/27 (b)(e)		6,000,000	6,087,791
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (b)		7,300,000	7,280,000
Pine Street Trust I 4.572% 2/15/29 (b)		7,749,000	7,184,400
Pine Street Trust II 5.568% 2/15/49 (b)		7,700,000	6,518,558
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc. 3.625% 3/1/29 (b)		1,055,000	926,641
Rexford Industrial Realty LP 2.15% 9/1/31		2,886,000	2,203,292
The Western Union Co. 2.85% 1/10/25		433,000	418,147
Voya Financial, Inc.:
4.7% 1/23/48 (e)		3,132,000	2,509,061
5.7% 7/15/43		1,458,000	1,322,291
			270,614,487
Insurance - 0.4%
Admiral Group PLC 8.5% 1/6/34 (Reg. S)	GBP	400,000	531,435
AFLAC, Inc. 3.6% 4/1/30		387,000	355,811
AIA Group Ltd.:
0.88% 9/9/33 (Reg. S) (e)	EUR	705,000	637,846
3.2% 9/16/40 (b)		1,085,000	769,456
3.375% 4/7/30 (b)		2,900,000	2,595,523
3.6% 4/9/29 (b)		2,180,000	2,016,108
3.9% 4/6/28 (b)		5,555,000	5,275,384
Alliant Holdings Intermediate LLC 4.25% 10/15/27 (b)		1,320,000	1,223,165
American International Group, Inc. 5.75% 4/1/48 (e)		3,579,000	3,351,330
AmFam Holdings, Inc. 2.805% 3/11/31 (b)		5,464,000	4,055,888
Aon Corp. 6.25% 9/30/40		142,000	145,973
Aon PLC 3.875% 12/15/25		2,143,000	2,082,340
Assurant, Inc. 2.65% 1/15/32		7,753,000	5,993,080
Athene Holding Ltd.:
3.45% 5/15/52		6,850,000	4,293,141
3.95% 5/25/51		1,604,000	1,120,911
6.65% 2/1/33		5,044,000	5,228,272
Brown & Brown, Inc. 2.375% 3/15/31		3,550,000	2,827,361
Demeter Investments BV 5.625% 8/15/52 (Reg. S) (e)		5,775,000	5,472,390
Empower Finance 2020 LP:
1.357% 9/17/27 (b)		1,474,000	1,283,972
3.075% 9/17/51 (b)		3,522,000	2,190,843
Equitable Financial Life Global Funding:
1.3% 7/12/26 (b)		1,724,000	1,532,820
1.4% 8/27/27 (b)		1,724,000	1,472,383
1.7% 11/12/26 (b)		4,197,000	3,720,229
Fairfax Financial Holdings Ltd.:
3.375% 3/3/31		3,434,000	2,905,019
5.625% 8/16/32		13,389,000	12,996,339
Fidelidade-Companhia de Seguros SA 4.25% 9/4/31 (Reg. S) (e)	EUR	800,000	761,195
Five Corners Funding Trust II 2.85% 5/15/30 (b)		21,030,000	17,977,485
Hartford Financial Services Group, Inc. 4.3% 4/15/43		679,000	547,503
Intact Financial Corp. 5.459% 9/22/32 (b)		7,368,000	7,153,945
Liberty Mutual Group, Inc.:
3.95% 5/15/60 (b)		12,820,000	8,433,367
5.5% 6/15/52 (b)		5,885,000	5,201,447
Lincoln National Corp. 3.4% 1/15/31		14,811,000	12,359,363
Marsh & McLennan Companies, Inc.:
3.875% 3/15/24		835,000	830,415
5.7% 9/15/53		10,000,000	10,181,122
Massachusetts Mutual Life Insurance Co.:
3.2% 12/1/61 (b)		6,056,000	3,544,269
3.729% 10/15/70 (b)		1,622,000	1,029,701
MetLife, Inc. 5.375% 7/15/33		27,000,000	26,890,073
Pacific LifeCorp:
3.35% 9/15/50 (b)		7,037,000	4,703,309
5.125% 1/30/43 (b)		3,343,000	2,976,402
Pricoa Global Funding I 5.375% 5/15/45 (e)		3,148,000	3,041,295
Principal Financial Group, Inc. 3.7% 5/15/29		1,714,000	1,575,408
Prudential Financial, Inc.:
3.935% 12/7/49		843,000	638,945
6% 9/1/52 (e)		31,987,000	30,228,975
Prudential Funding Asia PLC 2.95% 11/3/33 (Reg. S) (e)		3,700,000	3,154,250
QBE Insurance Group Ltd.:
2.5% 9/13/38 (Reg. S) (e)	GBP	1,405,000	1,451,737
6.75% 12/2/44 (Reg. S) (e)		3,605,000	3,562,282
Reliance Standard Life Global Funding II 2.75% 5/7/25 (b)		5,591,000	5,308,891
Ryan Specialty Group LLC 4.375% 2/1/30 (b)		650,000	586,625
Swiss Re Finance Luxembourg SA 5% 4/2/49 (b)(e)		1,000,000	936,285
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (b)		1,484,000	1,315,906
Unum Group:
4% 6/15/29		6,130,000	5,639,766
4.125% 6/15/51		12,274,000	8,475,036
5.75% 8/15/42		3,718,000	3,351,501
Willis Group North America, Inc.:
4.5% 9/15/28		1,897,000	1,815,515
5.35% 5/15/33		13,900,000	13,571,685
Zurich Finance (Ireland) DAC 3.5% 5/2/52 (Reg. S) (e)		1,650,000	1,280,186
			262,600,903
TOTAL FINANCIALS			4,136,632,763
HEALTH CARE - 0.8%
Biotechnology - 0.1%
AbbVie, Inc.:
3.2% 11/21/29		3,114,000	2,827,526
4.05% 11/21/39		3,114,000	2,676,278
4.55% 3/15/35		3,061,000	2,890,570
Amgen, Inc.:
4.663% 6/15/51		3,736,000	3,197,952
5.15% 3/2/28		1,959,000	1,963,082
5.25% 3/2/30		3,201,000	3,217,347
5.25% 3/2/33		22,305,000	22,079,343
5.6% 3/2/43		14,041,000	13,740,052
5.65% 3/2/53		7,733,000	7,625,756
5.75% 3/2/63		14,093,000	13,791,250
Emergent BioSolutions, Inc. 3.875% 8/15/28 (b)		677,000	266,569
Grifols SA 4.75% 10/15/28 (b)		400,000	353,546
Regeneron Pharmaceuticals, Inc.:
1.75% 9/15/30		3,674,000	2,917,485
2.8% 9/15/50		2,491,000	1,511,638
			79,058,394
Health Care Equipment & Supplies - 0.0%
Alcon Finance Corp. 2.75% 9/23/26 (b)		1,414,000	1,316,669
Avantor Funding, Inc. 4.625% 7/15/28 (b)		1,515,000	1,417,087
Hologic, Inc.:
3.25% 2/15/29 (b)		945,000	829,759
4.625% 2/1/28 (b)		65,000	61,269
Teleflex, Inc. 4.25% 6/1/28 (b)		145,000	133,541
Werfenlife SA 4.625% 6/6/28 (Reg. S)	EUR	700,000	763,076
			4,521,401
Health Care Providers & Services - 0.4%
180 Medical, Inc. 3.875% 10/15/29 (b)		1,520,000	1,325,455
Centene Corp.:
2.45% 7/15/28		12,813,000	11,109,540
2.5% 3/1/31		24,610,000	19,676,187
2.625% 8/1/31		15,841,000	12,609,436
3% 10/15/30		9,668,000	8,066,883
3.375% 2/15/30		10,225,000	8,842,763
4.25% 12/15/27		10,445,000	9,860,080
4.625% 12/15/29		12,457,000	11,569,229
Cigna Group:
3.4% 3/1/27		3,552,000	3,374,785
3.4% 3/15/50		4,359,000	2,997,786
3.4% 3/15/51		4,359,000	2,982,389
4.125% 11/15/25		522,000	509,854
4.375% 10/15/28		4,530,000	4,369,874
4.8% 8/15/38		2,697,000	2,488,240
4.9% 12/15/48		517,000	458,143
5.4% 3/15/33		15,000,000	14,976,373
Community Health Systems, Inc.:
4.75% 2/15/31 (b)		2,280,000	1,672,790
6.875% 4/15/29 (b)		335,000	197,650
CVS Health Corp.:
4.78% 3/25/38		2,165,000	1,942,699
5% 1/30/29		5,700,000	5,668,064
5.125% 2/21/30		14,148,000	13,943,801
5.25% 1/30/31		5,087,000	5,063,414
5.3% 6/1/33		14,500,000	14,262,197
5.875% 6/1/53		5,000,000	4,893,866
DaVita HealthCare Partners, Inc. 4.625% 6/1/30 (b)		505,000	426,833
Elevance Health, Inc.:
2.25% 5/15/30		5,433,000	4,554,288
3.35% 12/1/24		1,379,000	1,347,204
HCA Holdings, Inc.:
3.125% 3/15/27		4,517,000	4,186,895
3.375% 3/15/29		2,198,000	1,972,486
3.5% 9/1/30		12,405,000	10,906,567
3.625% 3/15/32		10,363,000	8,945,103
4.625% 3/15/52		3,307,000	2,618,949
5.125% 6/15/39		1,878,000	1,686,607
5.25% 6/15/49		2,069,000	1,794,790
5.625% 9/1/28		9,085,000	9,109,622
5.875% 2/1/29		9,796,000	9,882,815
HealthEquity, Inc. 4.5% 10/1/29 (b)		110,000	99,054
Humana, Inc.:
1.35% 2/3/27		2,069,000	1,837,793
3.7% 3/23/29		548,000	512,420
3.95% 3/15/27		2,000,000	1,924,491
Molina Healthcare, Inc. 3.875% 11/15/30 (b)		1,400,000	1,215,927
Owens & Minor, Inc. 4.5% 3/31/29 (b)		160,000	137,000
Pediatrix Medical Group, Inc. 5.375% 2/15/30 (b)		660,000	555,973
Prime Healthcare Foundation, Inc. 7% 12/1/27		2,736,000	2,701,330
Quest Diagnostics, Inc. 2.95% 6/30/30		6,227,000	5,351,391
RP Escrow Issuer LLC 5.25% 12/15/25 (b)		1,285,000	993,511
Sabra Health Care LP:
3.2% 12/1/31		26,025,000	20,354,423
3.9% 10/15/29		7,857,000	6,792,246
Surgery Center Holdings, Inc. 6.75% 7/1/25 (b)		458,000	454,565
Tenet Healthcare Corp.:
4.625% 6/15/28		5,765,000	5,369,478
4.875% 1/1/26		385,000	378,295
5.125% 11/1/27		1,000,000	959,343
6.125% 6/15/30		425,000	413,933
Toledo Hospital 5.325% 11/15/28		2,395,000	2,121,132
UnitedHealth Group, Inc.:
3.95% 10/15/42		74,000	60,295
4.25% 3/15/43		1,397,000	1,202,935
4.625% 7/15/35		418,000	401,616
4.75% 7/15/45		1,023,000	934,300
Universal Health Services, Inc.:
2.65% 10/15/30		9,393,000	7,640,659
2.65% 1/15/32		9,523,000	7,494,339
			290,200,106
Health Care Technology - 0.0%
IQVIA, Inc.:
5% 5/15/27 (b)		630,000	609,848
6.5% 5/15/30 (b)		1,310,000	1,321,070
			1,930,918
Life Sciences Tools & Services - 0.0%
Charles River Laboratories International, Inc.:
3.75% 3/15/29 (b)		1,700,000	1,511,317
4.25% 5/1/28 (b)		70,000	64,869
			1,576,186
Pharmaceuticals - 0.3%
AstraZeneca PLC 6.45% 9/15/37		3,092,000	3,444,195
Bayer AG 4.625% 5/26/33 (Reg. S)	EUR	850,000	924,485
Bayer U.S. Finance II LLC:
3.375% 7/15/24 (b)		4,359,000	4,282,748
4.25% 12/15/25 (b)		52,255,000	50,359,646
4.375% 12/15/28 (b)		5,293,000	4,903,070
4.875% 6/25/48 (b)		5,321,000	4,132,312
Bayer U.S. Finance LLC:
6.375% 11/21/30 (b)		750,000	748,001
6.5% 11/21/33 (b)		8,400,000	8,346,363
6.875% 11/21/53 (b)		5,000,000	4,997,034
Elanco Animal Health, Inc. 6.65% 8/28/28 (e)		8,545,000	8,534,319
Jazz Securities DAC 4.375% 1/15/29 (b)		425,000	382,341
Mylan NV 4.55% 4/15/28		8,389,000	7,926,098
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28 (b)		1,105,000	981,206
5.125% 4/30/31 (b)		1,630,000	1,282,457
Perrigo Finance PLC 4.65% 6/15/30		6,476,000	5,776,120
Pfizer Investment Enterprises:
4.75% 5/19/33		14,040,000	13,658,427
5.3% 5/19/53		10,813,000	10,543,052
Utah Acquisition Sub, Inc. 3.95% 6/15/26		2,065,000	1,968,423
Viatris, Inc.:
1.65% 6/22/25		153,000	143,366
2.7% 6/22/30		24,123,000	19,592,456
3.85% 6/22/40		3,928,000	2,722,901
4% 6/22/50		13,167,000	8,533,710
			164,182,730
TOTAL HEALTH CARE			541,469,735
INDUSTRIALS - 0.6%
Aerospace & Defense - 0.3%
BAE Systems Holdings, Inc. 3.8% 10/7/24 (b)		746,000	733,255
BAE Systems PLC:
3% 9/15/50 (b)		4,330,000	2,792,688
3.4% 4/15/30 (b)		8,797,000	7,861,158
BWX Technologies, Inc. 4.125% 6/30/28 (b)		780,000	704,939
Howmet Aerospace, Inc.:
5.95% 2/1/37		675,000	663,552
6.75% 1/15/28		365,000	376,684
Moog, Inc. 4.25% 12/15/27 (b)		1,580,000	1,466,145
Northrop Grumman Corp.:
2.93% 1/15/25		31,000	30,132
4.03% 10/15/47		3,355,000	2,687,600
Rolls-Royce PLC:
3.375% 6/18/26	GBP	1,190,000	1,408,421
5.75% 10/15/27 (b)		1,015,000	1,002,872
RTX Corp.:
5.75% 1/15/29		6,000,000	6,124,613
6% 3/15/31		6,000,000	6,213,990
6.1% 3/15/34		7,000,000	7,334,991
6.4% 3/15/54		6,800,000	7,381,819
The Boeing Co.:
2.7% 2/1/27		1,724,000	1,592,621
2.75% 2/1/26		2,071,000	1,958,954
3.25% 2/1/28		4,359,000	4,046,695
3.625% 2/1/31		14,000,000	12,597,238
5.04% 5/1/27		19,675,000	19,546,963
5.15% 5/1/30		55,693,000	55,179,202
5.805% 5/1/50		14,165,000	13,815,304
5.93% 5/1/60		6,070,000	5,892,128
TransDigm, Inc.:
6.25% 3/15/26 (b)		4,152,000	4,123,354
7.5% 3/15/27		95,000	95,033
			165,630,351
Air Freight & Logistics - 0.0%
Rand Parent LLC 8.5% 2/15/30 (b)		875,000	827,083
Building Products - 0.0%
Advanced Drain Systems, Inc. 5% 9/30/27 (b)		2,565,000	2,435,912
Builders FirstSource, Inc. 4.25% 2/1/32 (b)		1,415,000	1,213,806
Carlisle Companies, Inc. 2.75% 3/1/30		6,227,000	5,262,517
Carrier Global Corp.:
2.493% 2/15/27		518,000	474,434
2.7% 2/15/31		6,352,000	5,313,891
4.5% 11/29/32 (Reg. S)	EUR	525,000	584,078
5.9% 3/15/34 (b)		3,820,000	3,930,998
6.2% 3/15/54 (b)		3,964,000	4,190,137
Standard Industries, Inc./New Jersey 4.375% 7/15/30 (b)		1,165,000	1,021,160
			24,426,933
Commercial Services & Supplies - 0.0%
ADT Corp.:
4.125% 8/1/29 (b)		270,000	239,984
4.875% 7/15/32 (b)		1,270,000	1,112,926
Brand Energy & Infrastructure Services, Inc. 10.375% 8/1/30 (b)		640,000	663,571
Clean Harbors, Inc. 6.375% 2/1/31 (b)		110,000	109,158
CoreCivic, Inc. 8.25% 4/15/26		400,000	407,962
GFL Environmental, Inc. 6.75% 1/15/31 (b)		310,000	312,713
Madison IAQ LLC 4.125% 6/30/28 (b)		2,045,000	1,816,714
Prime Securities Services Borrower LLC/Prime Finance, Inc. 3.375% 8/31/27 (b)		1,980,000	1,791,294
Stericycle, Inc. 3.875% 1/15/29 (b)		750,000	661,308
The GEO Group, Inc. 9.5% 12/31/28 (b)		505,000	482,275
			7,597,905
Construction & Engineering - 0.0%
AECOM 5.125% 3/15/27		1,777,000	1,727,622
Electrical Equipment - 0.0%
Hubbell, Inc. 3.5% 2/15/28		3,355,000	3,147,739
Sensata Technologies BV 4% 4/15/29 (b)		275,000	246,891
Vertiv Group Corp. 4.125% 11/15/28 (b)		1,125,000	1,018,323
			4,412,953
Ground Transportation - 0.0%
Alpha Trains Finance SA 2.064% 6/30/30	EUR	1,740,000	1,792,620
Burlington Northern Santa Fe LLC:
4.15% 4/1/45		564,000	465,853
4.4% 3/15/42		1,397,000	1,212,196
Canadian Pacific Railway Co. 3.1% 12/2/51		2,312,000	1,544,432
CSX Corp.:
3.8% 4/15/50		78,000	58,729
4.3% 3/1/48		5,524,000	4,549,765
Mobico Group PLC 4.875% 9/26/31 (Reg. S)	EUR	1,300,000	1,368,302
Norfolk Southern Corp. 5.35% 8/1/54		5,400,000	5,158,720
Uber Technologies, Inc. 4.5% 8/15/29 (b)		665,000	611,856
Union Pacific Corp. 3.25% 2/5/50		3,425,000	2,415,133
XPO, Inc.:
6.25% 5/1/25 (b)		771,000	763,441
6.25% 6/1/28 (b)		630,000	622,392
			20,563,439
Industrial Conglomerates - 0.0%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.25% 2/1/27 (b)		800,000	738,146
Trane Technologies Financing Ltd. 4.65% 11/1/44		314,000	270,873
			1,009,019
Machinery - 0.0%
Daimler Trucks Finance North America LLC 2% 12/14/26 (b)		3,978,000	3,600,707
Ingersoll Rand, Inc.:
5.4% 8/14/28		4,089,000	4,098,069
5.7% 8/14/33		4,393,000	4,446,381
Otis Worldwide Corp. 2.056% 4/5/25		1,790,000	1,711,520
Vertical U.S. Newco, Inc. 5.25% 7/15/27 (b)		1,715,000	1,629,402
Westinghouse Air Brake Tech Co. 3.2% 6/15/25		3,995,000	3,834,983
			19,321,062
Marine Transportation - 0.0%
Seaspan Corp. 5.5% 8/1/29 (b)		200,000	156,000
Passenger Airlines - 0.1%
American Airlines 2019-1 Class B Pass Through Trust equipment trust certificate 3.85% 8/15/29		2,624,510	2,309,530
American Airlines, Inc.:
3.75% 4/15/27		1,560,340	1,457,320
7.25% 2/15/28 (b)		195,000	192,591
8.5% 5/15/29 (b)(j)		745,000	768,499
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.5% 4/20/26 (b)		633,333	623,490
British Airways 2021-1 Class A Pass Through Trust equipment trust certificate 2.9% 9/15/36 (b)		1,338,402	1,120,115
Delta Air Lines, Inc. 2.9% 10/28/24		1,897,000	1,836,862
SMBC Aviation Capital Finance 5.7% 7/25/33 (b)		6,000,000	5,778,607
Southwest Airlines Co.:
5.125% 6/15/27		4,515,000	4,463,746
5.25% 5/4/25		7,846,000	7,796,938
United Airlines 2019-2 Class B Pass Through Trust equipment trust certificate 3.5% 11/1/29		1,743,913	1,560,058
United Airlines, Inc.:
equipment trust certificate 4.6% 9/1/27		1,750,339	1,647,446
4.375% 4/15/26 (b)		2,840,000	2,700,646
			32,255,848
Professional Services - 0.0%
ASGN, Inc. 4.625% 5/15/28 (b)		1,825,000	1,698,309
Booz Allen Hamilton, Inc.:
3.875% 9/1/28 (b)		1,365,000	1,255,077
4% 7/1/29 (b)		105,000	95,651
5.95% 8/4/33		10,000,000	10,098,020
TriNet Group, Inc.:
3.5% 3/1/29 (b)		805,000	700,350
7.125% 8/15/31 (b)		260,000	262,600
			14,110,007
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
0.7% 2/15/24		948,000	937,620
0.8% 8/18/24		1,422,000	1,369,010
2.2% 1/15/27		3,428,000	3,073,317
2.875% 1/15/26		4,359,000	4,101,857
2.875% 1/15/32		9,528,000	7,725,180
3.375% 7/1/25		11,630,000	11,159,737
3.75% 6/1/26		5,000,000	4,758,793
4.25% 2/1/24		1,019,000	1,015,301
5.3% 2/1/28		7,037,000	6,963,555
Beacon Roofing Supply, Inc. 6.5% 8/1/30 (b)		480,000	479,464
Fortress Transportation & Infrastructure Investors LLC 7.875% 12/1/30 (b)		645,000	656,167
Travis Perkins PLC 3.75% 2/17/26 (Reg. S)	GBP	1,100,000	1,281,071
			43,521,072
Transportation Infrastructure - 0.1%
Avolon Holdings Funding Ltd.:
2.528% 11/18/27 (b)		5,500,000	4,752,606
2.875% 2/15/25 (b)		17,687,000	16,893,576
3.25% 2/15/27 (b)		11,688,000	10,573,291
3.95% 7/1/24 (b)		3,894,000	3,827,649
4.25% 4/15/26 (b)		874,000	831,277
4.375% 5/1/26 (b)		8,375,000	7,972,442
5.25% 5/15/24 (b)		4,186,000	4,158,258
5.5% 1/15/26 (b)		1,754,000	1,719,792
6.375% 5/4/28 (b)		26,845,000	26,771,220
Heathrow Funding Ltd.:
2.625% 3/16/28 (Reg. S)	GBP	1,260,000	1,362,838
7.125% 2/14/24	GBP	100,000	126,362
Holding d'Infrastructures et des Metiers de l'Environnement 0.625% 9/16/28 (Reg. S)	EUR	700,000	641,180
			79,630,491
TOTAL INDUSTRIALS			415,189,785
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.0%
HTA Group Ltd. 7% 12/18/25 (b)		900,000	878,868
Viavi Solutions, Inc. 3.75% 10/1/29 (b)		895,000	747,432
			1,626,300
Electronic Equipment, Instruments & Components - 0.1%
Coherent Corp. 5% 12/15/29 (b)		1,965,000	1,778,371
Dell International LLC/EMC Corp.:
3.375% 12/15/41		3,736,000	2,655,785
3.45% 12/15/51		4,982,000	3,326,188
5.3% 10/1/29		6,227,000	6,209,711
5.85% 7/15/25		302,000	303,287
6.02% 6/15/26		2,109,000	2,132,020
Sensata Technologies, Inc. 3.75% 2/15/31 (b)		2,410,000	2,037,534
TTM Technologies, Inc. 4% 3/1/29 (b)		515,000	457,850
Vontier Corp.:
2.4% 4/1/28		7,691,000	6,547,118
2.95% 4/1/31		8,630,000	6,863,067
			32,310,931
IT Services - 0.0%
Acuris Finance U.S. 5% 5/1/28 (b)		780,000	622,385
CDW LLC/CDW Finance Corp. 2.67% 12/1/26		5,350,000	4,899,029
Gartner, Inc.:
3.625% 6/15/29 (b)		655,000	585,263
3.75% 10/1/30 (b)		255,000	222,643
4.5% 7/1/28 (b)		395,000	369,963
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 3.5% 3/1/29 (b)		1,450,000	1,276,864
Twilio, Inc. 3.875% 3/15/31		400,000	345,086
			8,321,233
Semiconductors & Semiconductor Equipment - 0.2%
Broadcom, Inc.:
1.95% 2/15/28 (b)		5,128,000	4,499,894
2.45% 2/15/31 (b)		65,196,000	53,604,747
2.6% 2/15/33 (b)		23,971,000	18,874,005
3.137% 11/15/35 (b)		6,850,000	5,331,663
3.419% 4/15/33 (b)		8,000,000	6,723,016
3.5% 2/15/41 (b)		23,037,000	17,195,622
3.75% 2/15/51 (b)		10,977,000	7,995,990
Entegris, Inc. 4.375% 4/15/28 (b)		1,255,000	1,171,078
Marvell Technology, Inc.:
2.45% 4/15/28		4,982,000	4,393,353
5.75% 2/15/29		4,817,000	4,861,266
5.95% 9/15/33		3,772,000	3,821,231
Microchip Technology, Inc.:
0.972% 2/15/24		4,359,000	4,315,442
0.983% 9/1/24		2,604,000	2,512,388
Micron Technology, Inc.:
2.703% 4/15/32		2,039,000	1,632,488
3.366% 11/1/41		2,223,000	1,555,995
3.477% 11/1/51		2,229,000	1,493,519
4.185% 2/15/27		13,091,000	12,593,441
ON Semiconductor Corp. 3.875% 9/1/28 (b)		500,000	452,013
Qorvo, Inc. 4.375% 10/15/29		1,155,000	1,045,354
			154,072,505
Software - 0.1%
Central Parent, Inc./Central Merger Sub, Inc. 7.25% 6/15/29 (b)		825,000	824,291
Cloud Software Group, Inc. 9% 9/30/29 (b)		520,000	467,980
CNT PRNT/CDK GLO II/FIN 8% 6/15/29 (b)		505,000	518,024
Crowdstrike Holdings, Inc. 3% 2/15/29		495,000	434,613
Elastic NV 4.125% 7/15/29 (b)		495,000	441,908
Fair Isaac Corp.:
4% 6/15/28 (b)		1,130,000	1,039,561
5.25% 5/15/26 (b)		793,000	776,149
Open Text Corp.:
3.875% 2/15/28 (b)		420,000	382,246
3.875% 12/1/29 (b)		3,115,000	2,724,481
Oracle Corp.:
1.65% 3/25/26		1,077,000	992,414
2.5% 4/1/25		4,359,000	4,187,014
2.8% 4/1/27		3,114,000	2,891,563
2.875% 3/25/31		7,473,000	6,396,988
2.95% 4/1/30		8,300,000	7,273,082
3.85% 4/1/60		8,300,000	5,700,533
3.95% 3/25/51		5,299,000	3,920,679
4.1% 3/25/61		5,000,000	3,608,328
4.375% 5/15/55		2,320,000	1,797,350
5.375% 7/15/40		135,000	127,268
Roper Technologies, Inc.:
1.4% 9/15/27		1,724,000	1,508,662
1.75% 2/15/31		3,736,000	2,948,213
2% 6/30/30		4,476,000	3,674,987
2.95% 9/15/29		2,830,000	2,516,284
VMware, Inc.:
1% 8/15/24		2,107,000	2,038,090
1.4% 8/15/26		925,000	834,483
			58,025,191
Technology Hardware, Storage & Peripherals - 0.0%
Apple, Inc. 3.85% 8/4/46		2,820,000	2,359,399
Seagate HDD Cayman 8.25% 12/15/29 (b)		2,865,000	3,042,733
			5,402,132
TOTAL INFORMATION TECHNOLOGY			259,758,292
MATERIALS - 0.2%
Chemicals - 0.2%
Axalta Coating Systems/Dutch Holding BV 4.75% 6/15/27 (b)		935,000	886,466
Celanese U.S. Holdings LLC:
6.165% 7/15/27		11,832,000	11,936,265
6.33% 7/15/29		3,736,000	3,804,965
6.35% 11/15/28		15,274,000	15,603,811
6.55% 11/15/30		18,481,000	18,951,191
6.7% 11/15/33		9,043,000	9,370,028
INEOS Finance PLC 6.75% 5/15/28 (b)		810,000	771,771
International Flavors & Fragrances, Inc.:
1.23% 10/1/25 (b)		345,000	315,066
1.832% 10/15/27 (b)		6,986,000	5,997,222
2.3% 11/1/30 (b)		5,293,000	4,203,260
3.468% 12/1/50 (b)		3,000,000	1,889,973
LSB Industries, Inc. 6.25% 10/15/28 (b)		910,000	848,186
LYB International Finance III LLC:
1.25% 10/1/25		1,661,000	1,535,091
2.25% 10/1/30		3,241,000	2,637,431
Methanex Corp.:
5.125% 10/15/27		1,365,000	1,286,854
5.25% 12/15/29		90,000	82,855
5.65% 12/1/44		931,000	750,448
NOVA Chemicals Corp.:
5% 5/1/25 (b)		1,030,000	998,435
5.25% 6/1/27 (b)		949,000	854,240
8.5% 11/15/28 (b)		1,400,000	1,446,200
Nufarm Australia Ltd. 5% 1/27/30 (b)		1,125,000	996,649
Nutrien Ltd. 4.9% 3/27/28		5,490,000	5,422,246
Olin Corp.:
5% 2/1/30		1,715,000	1,574,754
5.125% 9/15/27		975,000	928,249
5.625% 8/1/29		2,465,000	2,353,086
Olympus Water U.S. Holding Corp. 9.75% 11/15/28 (b)		455,000	467,992
SPCM SA 3.125% 3/15/27 (b)		485,000	431,972
The Chemours Co. LLC:
5.375% 5/15/27		2,015,000	1,915,160
5.75% 11/15/28 (b)		275,000	248,924
The Dow Chemical Co. 4.55% 11/30/25		85,000	83,643
Tronox, Inc. 4.625% 3/15/29 (b)		1,145,000	973,548
W.R. Grace Holding LLC:
4.875% 6/15/27 (b)		980,000	933,259
7.375% 3/1/31 (b)		95,000	92,620
			100,591,860
Construction Materials - 0.0%
CRH America Finance, Inc. 3.95% 4/4/28 (b)		4,931,000	4,677,119
Smyrna Ready Mix LLC 8.875% 11/15/31 (b)		780,000	793,338
Summit Materials LLC/Summit Materials Finance Corp. 7.25% 1/15/31 (b)(j)		320,000	322,158
VM Consolidated, Inc. 5.5% 4/15/29 (b)		675,000	611,692
			6,404,307
Containers & Packaging - 0.0%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC:
3.25% 9/1/28 (b)		1,630,000	1,401,931
6% 6/15/27 (b)		340,000	329,982
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 4.125% 8/15/26 (b)		1,925,000	1,702,942
Avery Dennison Corp. 4.875% 12/6/28		3,613,000	3,564,289
Ball Corp.:
2.875% 8/15/30		2,065,000	1,710,697
3.125% 9/15/31		955,000	788,646
6% 6/15/29		395,000	394,134
BWAY Holding Co. 7.875% 8/15/26 (b)		785,000	779,805
Graphic Packaging International, Inc. 3.75% 2/1/30 (b)		1,165,000	1,015,309
OI European Group BV 4.75% 2/15/30 (b)		280,000	252,000
Owens-Brockway Glass Container, Inc. 7.25% 5/15/31 (b)		985,000	977,622
Sealed Air Corp.:
5% 4/15/29 (b)		1,540,000	1,435,647
6.875% 7/15/33 (b)		1,105,000	1,107,114
Sealed Air Corp./Sealed Air Corp. U.S.:
6.125% 2/1/28 (b)		270,000	267,085
7.25% 2/15/31 (b)		515,000	527,206
Trivium Packaging Finance BV 5.5% 8/15/26 (b)		410,000	394,206
			16,648,615
Metals & Mining - 0.0%
Anglo American Capital PLC 3.875% 3/16/29 (b)		6,227,000	5,683,819
Arsenal AIC Parent LLC 8% 10/1/30 (b)		155,000	158,148
Cleveland-Cliffs, Inc.:
4.875% 3/1/31 (b)		1,480,000	1,272,183
6.75% 4/15/30 (b)		510,000	496,143
Commercial Metals Co. 3.875% 2/15/31		915,000	776,428
ERO Copper Corp. 6.5% 2/15/30 (b)		1,445,000	1,235,692
FMG Resources Pty Ltd. 4.5% 9/15/27 (b)		2,215,000	2,090,583
Glencore Funding LLC 6.125% 10/6/28 (b)		2,000,000	2,043,952
HudBay Minerals, Inc. 4.5% 4/1/26 (b)		135,000	128,248
Kaiser Aluminum Corp. 4.625% 3/1/28 (b)		1,655,000	1,465,960
Mineral Resources Ltd. 8% 11/1/27 (b)		2,075,000	2,078,994
Novelis Corp. 3.875% 8/15/31 (b)		470,000	395,604
PMHC II, Inc. 9% 2/15/30 (b)		675,000	519,980
Roller Bearing Co. of America, Inc. 4.375% 10/15/29 (b)		75,000	67,354
			18,413,088
TOTAL MATERIALS			142,057,870
REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.8%
Agree LP 4.8% 10/1/32		6,806,000	6,189,733
Alexandria Real Estate Equities, Inc.:
1.875% 2/1/33		10,119,000	7,423,004
2% 5/18/32		8,258,000	6,235,515
4.7% 7/1/30		860,000	804,918
4.9% 12/15/30		7,224,000	6,917,376
American Homes 4 Rent LP:
2.375% 7/15/31		1,694,000	1,328,388
3.375% 7/15/51		2,619,000	1,620,366
3.625% 4/15/32		9,743,000	8,350,115
4.3% 4/15/52		6,297,000	4,690,687
American Tower Corp.:
2.1% 6/15/30		3,550,000	2,865,685
2.4% 3/15/25		5,032,000	4,825,083
Boston Properties, Inc.:
2.9% 3/15/30		6,500,000	5,209,583
3.2% 1/15/25		1,035,000	998,770
4.5% 12/1/28		4,766,000	4,379,946
Camden Property Trust 3.15% 7/1/29		3,914,000	3,512,010
Corporate Office Properties LP:
2% 1/15/29		7,631,000	6,038,333
2.25% 3/15/26		3,486,000	3,197,850
2.75% 4/15/31		5,927,000	4,532,338
2.9% 12/1/33		8,223,000	5,944,990
Crown Castle International Corp. 3.3% 7/1/30		8,718,000	7,568,070
Federal Realty OP LP 3.95% 1/15/24		2,414,000	2,407,400
Healthcare Trust of America Holdings LP:
3.1% 2/15/30		1,868,000	1,585,275
3.5% 8/1/26		1,945,000	1,829,178
Hudson Pacific Properties LP:
3.95% 11/1/27		2,573,000	1,996,491
4.65% 4/1/29		12,862,000	9,538,191
5.95% 2/15/28		17,949,000	14,816,872
Invitation Homes Operating Partnership LP:
2% 8/15/31		2,893,000	2,186,769
4.15% 4/15/32		13,560,000	11,859,973
Iron Mountain, Inc. 4.875% 9/15/29 (b)		5,715,000	5,204,262
Kimco Realty OP, LLC:
2.25% 12/1/31		15,265,000	11,836,446
6.4% 3/1/34		20,000,000	20,786,505
Kite Realty Group Trust:
4% 3/15/25		11,758,000	11,328,715
4.75% 9/15/30		20,325,000	18,504,410
LXP Industrial Trust (REIT):
2.7% 9/15/30		1,445,000	1,152,456
4.4% 6/15/24		1,498,000	1,478,391
MPT Operating Partnership LP/MPT Finance Corp.:
3.5% 3/15/31		13,722,000	8,455,183
5% 10/15/27		665,000	529,741
5.25% 8/1/26		4,655,000	4,050,510
NNN (REIT), Inc. 5.6% 10/15/33		12,000,000	11,733,246
Omega Healthcare Investors, Inc.:
3.25% 4/15/33		14,205,000	10,860,677
3.375% 2/1/31		13,114,000	10,638,549
3.625% 10/1/29		8,376,000	7,138,617
4.5% 1/15/25		2,396,000	2,341,512
4.5% 4/1/27		5,129,000	4,809,282
4.75% 1/15/28		14,408,000	13,448,852
4.95% 4/1/24		381,000	379,374
5.25% 1/15/26		6,569,000	6,393,404
Piedmont Operating Partnership LP 2.75% 4/1/32		3,748,000	2,483,762
Realty Income Corp.:
2.2% 6/15/28		1,380,000	1,201,347
2.85% 12/15/32		1,998,000	1,617,710
3.25% 1/15/31		1,828,000	1,587,127
3.4% 1/15/28		2,874,000	2,665,721
Retail Opportunity Investments Partnership LP:
4% 12/15/24		641,000	623,569
5% 12/15/23		494,000	493,748
SBA Communications Corp.:
3.125% 2/1/29		2,395,000	2,085,652
3.875% 2/15/27		515,000	484,792
Service Properties Trust:
3.95% 1/15/28		40,000	31,951
5.5% 12/15/27		430,000	382,854
Simon Property Group LP 2.45% 9/13/29		7,705,000	6,589,150
SITE Centers Corp.:
3.625% 2/1/25		2,000,000	1,931,605
4.25% 2/1/26		3,528,000	3,400,894
Spirit Realty LP 2.1% 3/15/28		4,695,000	4,077,151
Store Capital Corp.:
2.7% 12/1/31		8,095,000	5,799,864
2.75% 11/18/30		4,066,000	2,982,829
4.625% 3/15/29		2,374,000	2,066,667
Sun Communities Operating LP:
2.3% 11/1/28		4,282,000	3,640,804
2.7% 7/15/31		9,688,000	7,673,341
4.2% 4/15/32		9,341,000	8,168,115
5.7% 1/15/33		7,726,000	7,519,734
UDR, Inc. 2.1% 8/1/32		4,480,000	3,336,927
Ventas Realty LP:
2.5% 9/1/31		25,590,000	20,181,955
2.65% 1/15/25		1,375,000	1,322,964
3% 1/15/30		16,847,000	14,308,711
3.5% 4/15/24		820,000	812,073
4% 3/1/28		2,553,000	2,381,628
4.125% 1/15/26		999,000	965,146
4.4% 1/15/29		6,227,000	5,845,268
4.75% 11/15/30		16,500,000	15,417,557
VICI Properties LP:
4.375% 5/15/25		2,145,000	2,088,965
4.75% 2/15/28		14,680,000	13,914,511
4.95% 2/15/30		21,594,000	20,079,747
5.125% 5/15/32		18,487,000	17,021,319
VICI Properties LP / VICI Note Co.:
4.25% 12/1/26 (b)		3,840,000	3,617,784
4.5% 9/1/26 (b)		1,508,000	1,432,450
4.625% 6/15/25 (b)		150,000	145,857
Vornado Realty LP:
2.15% 6/1/26		4,402,000	3,811,680
3.4% 6/1/31		14,755,000	10,549,533
Welltower OP LLC 3.625% 3/15/24		880,000	873,736
WP Carey, Inc.:
2.4% 2/1/31		3,511,000	2,836,081
3.85% 7/15/29		1,991,000	1,800,242
4% 2/1/25		7,293,000	7,135,698
4.6% 4/1/24		1,784,000	1,771,445
			509,082,705
Real Estate Management & Development - 0.1%
ACCENTRO Real Estate AG 5.625% 2/13/26 (Reg. S)	EUR	1,314,000	557,813
AGPS BondCo PLC:
4.625% 1/14/26 (Reg. S) (e)	EUR	500,000	204,366
5% 4/27/27 (Reg. S) (e)	EUR	5,500,000	2,005,382
Blackstone Property Partners Europe LP:
1% 5/4/28 (Reg. S)	EUR	4,220,000	3,703,770
2.625% 10/20/28 (Reg. S)	GBP	650,000	669,185
Brandywine Operating Partnership LP:
3.95% 11/15/27		4,382,000	3,794,302
4.1% 10/1/24		5,769,000	5,593,321
4.55% 10/1/29		3,023,000	2,495,092
7.8% 3/15/28		19,371,000	18,553,924
CBRE Group, Inc.:
2.5% 4/1/31		10,225,000	8,176,735
4.875% 3/1/26		7,844,000	7,683,010
Greystar Real Estate Partners 7.75% 9/1/30 (b)		115,000	116,991
GTC Aurora Luxembourg SA 2.25% 6/23/26 (Reg. S)	EUR	1,390,000	1,019,772
Heimstaden AB 4.375% 3/6/27 (Reg. S)	EUR	1,400,000	617,740
Howard Hughes Corp. 4.375% 2/1/31 (b)		2,175,000	1,805,250
Kennedy-Wilson, Inc. 4.75% 2/1/30		890,000	680,316
Samhallsbyggnadsbolaget I Norden AB:
1.75% 1/14/25 (Reg. S)	EUR	652,000	596,150
2.25% 8/12/27 (Reg. S)	EUR	650,000	441,119
Sirius Real Estate Ltd. 1.125% 6/22/26 (Reg. S)	EUR	700,000	672,425
Tanger Properties LP:
2.75% 9/1/31		16,949,000	12,968,260
3.125% 9/1/26		2,628,000	2,418,534
3.875% 7/15/27		11,191,000	10,077,052
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.75% 1/15/28 (b)		875,000	851,480
Tritax EuroBox PLC 0.95% 6/2/26 (Reg. S)	EUR	1,300,000	1,259,564
			86,961,553
TOTAL REAL ESTATE			596,044,258
UTILITIES - 0.9%
Electric Utilities - 0.5%
Alabama Power Co. 3.05% 3/15/32		18,116,000	15,405,499
American Transmission Systems, Inc. 2.65% 1/15/32 (b)		5,846,000	4,739,875
AusNet Services Holdings Pty Ltd. 1.625% 3/11/81 (Reg. S) (e)	EUR	1,360,000	1,301,192
Clearway Energy Operating LLC:
3.75% 2/15/31 (b)		1,625,000	1,359,599
4.75% 3/15/28 (b)		140,000	131,013
Cleco Corporate Holdings LLC:
3.375% 9/15/29		11,796,000	10,052,077
3.743% 5/1/26		19,755,000	18,834,874
Cleveland Electric Illuminating Co.:
3.5% 4/1/28 (b)		5,498,000	5,059,745
5.95% 12/15/36		2,055,000	2,018,976
DPL, Inc. 4.35% 4/15/29		7,785,000	7,054,572
Duke Energy Carolinas LLC 4.95% 1/15/33		8,000,000	7,839,130
Duke Energy Corp.:
2.45% 6/1/30		790,000	662,982
2.55% 6/15/31		4,359,000	3,559,206
3.85% 6/15/34	EUR	1,450,000	1,478,370
4.3% 3/15/28		2,316,000	2,231,422
4.5% 8/15/32		12,535,000	11,691,813
5% 8/15/52		17,535,000	15,262,554
6.1% 9/15/53		8,700,000	8,836,783
Duke Energy Industries, Inc. 4.9% 7/15/43		1,678,000	1,489,021
Duquesne Light Holdings, Inc.:
2.532% 10/1/30 (b)		3,055,000	2,464,584
2.775% 1/7/32 (b)		11,501,000	8,759,359
3.616% 8/1/27 (b)		2,736,000	2,496,387
Edison International 3.55% 11/15/24		2,647,000	2,584,601
Electricite de France SA 5.5% 1/25/35 (Reg. S)	GBP	1,500,000	1,795,405
Enel SpA 3.375% (Reg. S) (e)(k)	EUR	671,000	684,771
Exelon Corp.:
2.75% 3/15/27		269,000	249,807
3.35% 3/15/32		20,066,000	17,178,689
4.05% 4/15/30		4,724,000	4,382,392
4.1% 3/15/52		3,609,000	2,756,162
5.3% 3/15/33		9,000,000	8,874,592
FirstEnergy Corp.:
1.6% 1/15/26		199,000	183,345
2.05% 3/1/25		2,486,000	2,379,193
2.25% 9/1/30		7,286,000	5,927,056
2.65% 3/1/30		11,794,000	9,976,425
Georgia Power Co. 4.65% 5/16/28		5,500,000	5,400,772
Iberdrola Finanzas SAU 7.375% 1/29/24	GBP	450,000	569,188
IPALCO Enterprises, Inc.:
3.7% 9/1/24		691,000	676,374
4.25% 5/1/30		8,967,000	8,014,762
Metropolitan Edison Co. 5.2% 4/1/28 (b)		6,490,000	6,407,555
Monongahela Power Co. 5.85% 2/15/34 (b)		6,875,000	6,901,037
NextEra Energy Partners LP 4.25% 9/15/24 (b)		56,000	53,340
NGG Finance PLC 2.125% 9/5/82 (Reg. S) (e)	EUR	1,960,000	1,884,485
NRG Energy, Inc.:
3.625% 2/15/31 (b)		1,785,000	1,459,519
5.25% 6/15/29 (b)		484,000	450,905
5.75% 1/15/28		1,281,000	1,249,679
6.625% 1/15/27		57,000	56,568
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (b)		339,020	338,546
Pacific Gas & Electric Co. 3.25% 2/16/24		4,138,000	4,112,662
PG&E Corp.:
5% 7/1/28		8,080,000	7,686,168
5.25% 7/1/30		1,155,000	1,084,967
Southern Co.:
1.875% 9/15/81 (e)	EUR	2,400,000	2,135,656
3.7% 4/30/30		9,229,000	8,437,508
4.4% 7/1/46		8,095,000	6,646,172
5.113% 8/1/27 (f)		13,244,000	13,103,120
5.5% 3/15/29		7,200,000	7,309,843
5.7% 3/15/34		11,450,000	11,666,427
Tampa Electric Co. 6.55% 5/15/36		280,000	289,897
Virginia Electric & Power Co.:
2.3% 11/15/31		2,300,000	1,848,213
2.4% 3/30/32		1,724,000	1,380,984
3.75% 5/15/27		2,000,000	1,916,868
Vistra Operations Co. LLC:
5% 7/31/27 (b)		3,190,000	3,035,892
5.5% 9/1/26 (b)		6,098,000	5,985,644
5.625% 2/15/27 (b)		665,000	646,853
Xcel Energy, Inc.:
3.5% 12/1/49		4,570,000	3,122,137
4.8% 9/15/41		311,000	257,148
			303,830,360
Gas Utilities - 0.0%
Boston Gas Co. 4.487% 2/15/42 (b)		1,118,000	893,517
Nakilat, Inc. 6.067% 12/31/33 (b)		1,046,443	1,053,964
ONE Gas, Inc. 2% 5/15/30		3,243,000	2,647,387
Southern Co. Gas Capital Corp. 3.15% 9/30/51		3,046,000	1,895,202
Superior Plus LP / Superior General Partner, Inc. 4.5% 3/15/29 (b)		185,000	162,910
			6,652,980
Independent Power and Renewable Electricity Producers - 0.2%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (b)		6,227,000	5,585,539
Emera U.S. Finance LP:
2.639% 6/15/31		7,893,000	6,227,917
3.55% 6/15/26		9,123,000	8,732,607
4.75% 6/15/46		5,449,000	4,189,529
Sunnova Energy Corp. 11.75% 10/1/28 (b)		455,000	390,255
TerraForm Power Operating LLC:
4.75% 1/15/30 (b)		75,000	67,500
5% 1/31/28 (b)		1,056,000	1,000,560
The AES Corp.:
1.375% 1/15/26		6,788,000	6,180,419
2.45% 1/15/31		77,041,000	62,170,047
3.3% 7/15/25 (b)		20,507,000	19,577,347
3.95% 7/15/30 (b)		21,858,000	19,436,134
TransAlta Corp. 6.5% 3/15/40		655,000	617,338
			134,175,192
Multi-Utilities - 0.2%
Berkshire Hathaway Energy Co.:
2.85% 5/15/51		4,048,000	2,510,218
3.25% 4/15/28		2,069,000	1,908,945
3.7% 7/15/30		161,000	145,983
4.05% 4/15/25		1,897,000	1,863,212
Consolidated Edison Co. of New York, Inc.:
5.2% 3/1/33		8,097,000	8,034,272
5.5% 3/15/34		5,000,000	5,040,077
5.9% 11/15/53		5,000,000	5,078,364
Dominion Energy, Inc. 3.071% 8/15/24 (e)		5,508,000	5,394,793
Engie SA 4.25% 9/6/34 (Reg. S)	EUR	600,000	662,178
NiSource, Inc.:
0.95% 8/15/25		2,487,000	2,297,811
1.7% 2/15/31		3,114,000	2,417,570
2.95% 9/1/29		15,395,000	13,617,769
3.49% 5/15/27		2,236,000	2,112,899
3.6% 5/1/30		21,588,000	19,350,705
4.375% 5/15/47		3,114,000	2,484,887
4.8% 2/15/44		4,982,000	4,259,741
5% 6/15/52		2,180,000	1,889,602
5.25% 3/30/28		4,400,000	4,394,025
5.25% 2/15/43		132,000	119,143
5.4% 6/30/33		5,000,000	4,950,965
5.95% 6/15/41		2,375,000	2,325,775
Puget Energy, Inc.:
2.379% 6/15/28		6,588,000	5,721,351
3.65% 5/15/25		2,677,000	2,586,750
4.1% 6/15/30		7,982,000	7,123,601
4.224% 3/15/32		27,701,000	24,258,039
Sempra 6% 10/15/39		2,744,000	2,733,749
WEC Energy Group, Inc.:
CME Term SOFR 3 Month Index + 2.110% 7.7538% 5/15/67 (e)(i)		3,075,000	2,679,539
2.2% 12/15/28		3,114,000	2,691,699
			138,653,662
Water Utilities - 0.0%
Severn Trent Utilities Finance PLC:
4.625% 11/30/34 (Reg. S)	GBP	380,000	441,541
6.125% 2/26/24	GBP	245,000	309,293
Thames Water Utility Finance PLC 1.875% 1/24/24 (Reg. S)	GBP	480,000	600,753
			1,351,587
TOTAL UTILITIES			584,663,781
TOTAL NONCONVERTIBLE BONDS (Cost $9,901,679,392)			9,366,748,776

U.S. Treasury Obligations - 12.5%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
1.75% 8/15/41	13,264,000	8,536,109
1.875% 2/15/41	12,454,500	8,290,513
2% 11/15/41	19,304,500	12,933,261
2.25% 8/15/46	830,000	544,201
2.25% 2/15/52	85,500,000	54,472,852
2.375% 5/15/51	634,826,000	417,050,921
2.875% 5/15/52	409,400,000	300,669,116
3.625% 2/15/53	254,982,700	217,561,997
3.625% 5/15/53 (l)	155,060,000	132,358,247
4.125% 8/15/53	485,430,000	453,952,898
4.375% 8/15/43	162,250,000	155,075,508
4.75% 11/15/53	137,500,000	142,935,547
6.25% 5/15/30 (m)	8,440,000	9,314,002
U.S. Treasury Notes:
1% 7/31/28	7,000,000	6,018,633
1.25% 4/30/28	250,000,000	219,072,265
1.25% 5/31/28	74,500,000	65,129,297
1.25% 6/30/28	75,000,000	65,416,992
1.875% 2/28/29	150,000,000	132,744,141
2.375% 3/31/29	14,854,100	13,465,590
2.625% 7/31/29 (l)	43,213,500	39,464,391
2.75% 8/15/32	125,847,100	111,133,805
3.125% 11/15/28	51,642,000	48,842,035
3.125% 8/31/29	37,590,000	35,225,942
3.375% 5/15/33	255,116,000	235,743,129
3.5% 1/31/28	32,815,100	31,744,764
3.5% 4/30/28	10,600,000	10,246,810
3.5% 1/31/30	477,918,900	455,479,117
3.5% 4/30/30	143,600,000	136,633,157
3.5% 2/15/33	425,960,300	398,073,212
3.625% 3/31/28	45,000,000	43,723,828
3.625% 3/31/30	122,852,000	117,755,561
3.75% 4/15/26	49,372,500	48,456,409
3.75% 5/31/30	278,624,800	268,829,397
3.75% 6/30/30	28,200,000	27,197,578
3.875% 11/30/27	185,800,000	182,417,860
3.875% 12/31/27	248,781,800	244,270,640
3.875% 12/31/29	237,407,700	231,073,736
3.875% 8/15/33	146,437,500	140,831,689
4% 12/15/25	26,663,000	26,307,841
4% 2/15/26	42,696,200	42,130,809
4% 6/30/28	92,912,700	91,653,297
4% 10/31/29	44,410,300	43,549,850
4% 2/28/30	461,900,000	452,355,271
4% 7/31/30	20,329,200	19,891,646
4.125% 7/31/28	373,500,000	370,392,364
4.125% 8/31/30	166,977,500	164,544,586
4.125% 11/15/32	489,000,900	480,042,252
4.375% 8/31/28	104,000,000	104,268,124
4.375% 11/30/30	45,555,200	45,583,672
4.5% 7/15/26	106,682,300	106,607,290
4.5% 11/15/33	430,846,700	436,164,964
4.625% 3/15/26	13,946,500	13,951,403
4.625% 9/15/26	108,800,000	109,174,000
4.625% 10/15/26	131,429,900	131,912,495
4.625% 9/30/28	119,000,000	120,561,875
4.625% 9/30/30	156,000,000	158,340,000
4.875% 10/31/28	7,270,300	7,448,650
4.875% 10/31/30	214,843,900	221,289,217
TOTAL U.S. TREASURY OBLIGATIONS (Cost $8,922,529,209)		8,368,854,756

U.S. Government Agency - Mortgage Securities - 28.9%
	Principal Amount (a)	Value ($)
Fannie Mae - 6.4%
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.440% 3.945% 4/1/37 (e)(i)	6,420	6,484
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.460% 5.183% 1/1/35 (e)(i)	2,055	2,079
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.480% 5.73% 7/1/34 (e)(i)	696	702
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.500% 4.755% 1/1/35 (e)(i)	7,851	7,883
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.530% 3.94% 3/1/36 (e)(i)	1,492	1,510
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.530% 4.785% 12/1/34 (e)(i)	1,492	1,496
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.530% 4.844% 3/1/35 (e)(i)	1,369	1,375
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.550% 5.803% 6/1/36 (e)(i)	6,252	6,336
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.550% 7.301% 10/1/33 (e)(i)	936	942
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.560% 4.065% 3/1/37 (e)(i)	5,678	5,752
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.560% 7.103% 7/1/35 (e)(i)	954	962
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.620% 4.992% 3/1/33 (e)(i)	5,084	5,123
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.630% 5.815% 9/1/36 (e)(i)	2,790	2,821
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.640% 3.895% 6/1/47 (e)(i)	7,956	8,084
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.640% 4.999% 11/1/36 (e)(i)	2,518	2,546
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.640% 5.864% 5/1/35 (e)(i)	9,355	9,454
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.680% 4.872% 7/1/43 (e)(i)	82,705	84,080
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.700% 5.143% 6/1/42 (e)(i)	9,209	9,378
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.710% 5.857% 8/1/35 (e)(i)	3,147	3,186
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.730% 4.375% 3/1/40 (e)(i)	11,724	11,964
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.740% 5.47% 5/1/36 (e)(i)	7,853	7,979
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 4.617% 7/1/35 (e)(i)	3,163	3,202
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 6% 8/1/41 (e)(i)	17,303	17,557
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.800% 4.055% 1/1/42 (e)(i)	25,846	26,370
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.800% 5.724% 12/1/40 (e)(i)	341,215	346,027
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.800% 6.05% 7/1/41 (e)(i)	3,982	4,049
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.810% 4.06% 12/1/39 (e)(i)	3,279	3,350
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.810% 4.304% 2/1/42 (e)(i)	15,316	15,616
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.810% 6.051% 7/1/41 (e)(i)	6,909	7,034
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.810% 6.068% 9/1/41 (e)(i)	3,542	3,598
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.820% 4.296% 2/1/35 (e)(i)	13,855	14,065
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.830% 6.08% 10/1/41 (e)(i)	2,927	2,917
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.950% 5.771% 7/1/37 (e)(i)	16,115	16,473
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.960% 5.418% 9/1/35 (e)(i)	1,390	1,406
U.S. TREASURY 1 YEAR INDEX + 2.200% 4.583% 3/1/35 (e)(i)	3,357	3,383
U.S. TREASURY 1 YEAR INDEX + 2.270% 6.395% 6/1/36 (e)(i)	9,554	9,630
U.S. TREASURY 1 YEAR INDEX + 2.280% 6.404% 10/1/33 (e)(i)	5,766	5,808
U.S. TREASURY 1 YEAR INDEX + 2.460% 5.864% 7/1/34 (e)(i)	9,598	9,705
1% 12/1/36	85,981,284	69,149,786
1.5% 9/1/35 to 8/1/51	232,076,529	185,399,103
2% 2/1/28 to 3/1/52	1,060,689,573	880,453,922
2.5% 1/1/28 to 5/1/53	1,257,425,058	1,066,952,857
3% 12/1/28 to 8/1/52 (l)(n)	619,913,594	539,789,820
3.25% 12/1/41	5,525	5,010
3.4% 7/1/42 to 9/1/42	106,537	96,047
3.5% 9/1/33 to 5/1/52 (l)(n)	519,438,493	464,023,084
3.65% 5/1/42 to 8/1/42	33,456	30,572
3.9% 4/1/42	9,147	8,496
4% 3/1/36 to 6/1/52	310,163,641	287,068,299
4.25% 11/1/41	17,734	16,887
4.5% to 4.5% 6/1/24 to 12/1/52 (l)	199,252,968	188,799,908
5% 10/1/29 to 12/1/52	173,710,681	169,101,817
5.283% 8/1/41 (e)	216,957	214,515
5.5% 11/1/34 to 8/1/53 (n)	182,951,566	181,313,275
6% to 6% 9/1/29 to 6/1/53	97,735,431	98,619,811
6.5% 1/1/26 to 9/1/53	178,847,097	182,244,819
6.697% 2/1/39 (e)	104,818	106,220
7% to 7% 2/1/24 to 7/1/37	80,012	82,641
7.5% to 7.5% 11/1/24 to 9/1/32	49,850	51,343
8% 3/1/37	2,848	3,075
9% 10/1/30	3,078	3,272
TOTAL FANNIE MAE		4,314,204,905
Freddie Mac - 3.5%
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.120% 4.424% 8/1/37 (e)(i)	7,563	7,483
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.320% 3.575% 1/1/36 (e)(i)	3,742	3,745
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.370% 4.527% 3/1/36 (e)(i)	19,934	19,970
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.500% 4.632% 3/1/36 (e)(i)	15,444	15,512
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 5.182% 12/1/40 (e)(i)	122,287	123,790
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 6% 7/1/41 (e)(i)	26,196	26,487
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 6% 9/1/41 (e)(i)	51,936	52,401
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.860% 5.239% 4/1/36 (e)(i)	7,923	8,038
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.880% 5.255% 4/1/41 (e)(i)	1,407	1,426
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.880% 5.368% 10/1/36 (e)(i)	19,291	19,376
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.880% 6.13% 9/1/41 (e)(i)	4,701	4,760
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.900% 5.731% 10/1/42 (e)(i)	19,230	19,395
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 5.213% 5/1/41 (e)(i)	9,946	10,103
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 5.568% 5/1/41 (e)(i)	11,548	11,730
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 5.698% 6/1/41 (e)(i)	10,681	10,857
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 6.16% 6/1/41 (e)(i)	3,507	3,562
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.960% 5.711% 6/1/33 (e)(i)	3,089	3,127
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.990% 5.435% 10/1/35 (e)(i)	9,333	9,390
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.020% 4.936% 4/1/38 (e)(i)	6,568	6,665
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.020% 7.385% 6/1/37 (e)(i)	14,912	15,116
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.030% 6.158% 3/1/33 (e)(i)	138	139
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.040% 6.256% 7/1/36 (e)(i)	9,845	9,998
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.200% 4.45% 12/1/36 (e)(i)	12,401	12,711
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.680% 8.319% 10/1/35 (e)(i)	5,709	5,855
U.S. TREASURY 1 YEAR INDEX + 2.030% 4.951% 6/1/33 (e)(i)	12,856	12,865
U.S. TREASURY 1 YEAR INDEX + 2.260% 5.216% 6/1/33 (e)(i)	24,960	25,064
U.S. TREASURY 1 YEAR INDEX + 2.430% 5.86% 3/1/35 (e)(i)	45,478	45,841
1.5% 8/1/35 to 6/1/51	445,455,867	337,119,925
2% 6/1/35 to 4/1/52	691,243,873	561,003,957
2.5% 1/1/28 to 4/1/52	543,507,678	459,730,328
3% 12/1/30 to 4/1/52	224,529,817	193,350,179
3.5% 3/1/32 to 10/1/52 (n)	246,921,667	220,928,770
4% 5/1/33 to 10/1/52 (l)	83,996,068	78,437,951
4% 4/1/48	8,574	7,947
4.5% 6/1/25 to 10/1/52	25,689,468	24,552,307
5% 7/1/33 to 8/1/53	159,538,698	155,021,331
5.5% 3/1/34 to 8/1/53	209,985,932	208,925,582
6% 3/1/24 to 7/1/53	62,108,630	62,935,975
6.5% 1/1/24 to 10/1/53 (l)(n)	55,827,796	57,111,701
7% 3/1/26 to 9/1/36	94,794	98,305
7.5% 1/1/27 to 7/1/34	29,412	30,747
8% 7/1/24 to 4/1/32	1,946	2,033
8.5% 1/1/25 to 1/1/28	976	999
TOTAL FREDDIE MAC		2,359,743,443
Ginnie Mae - 6.1%
3.5% 9/20/40 to 12/20/49	66,255,315	59,967,307
4% 7/20/33 to 5/20/49	62,274,627	58,430,873
4.5% 6/20/33 to 9/20/46	6,754,984	6,490,282
5.5% 8/15/33 to 9/15/39	186,917	189,215
6% to 6% 10/15/30 to 5/15/40	255,208	262,484
7% to 7% 3/15/24 to 11/15/32	278,868	286,913
7.5% to 7.5% 6/15/24 to 9/15/31	16,107	16,392
8% 4/15/24 to 11/15/29	3,191	3,243
8.5% to 8.5% 11/15/27 to 1/15/31	2,333	2,432
2% 9/20/50 to 4/20/51	112,068,751	90,735,935
2% 12/1/53 (j)	22,850,000	18,452,728
2% 12/1/53 (j)	168,050,000	135,710,324
2% 12/1/53 (j)	6,450,000	5,208,757
2% 12/1/53 (j)	34,050,000	27,497,391
2% 12/1/53 (j)	250,200,000	202,051,312
2% 12/1/53 (j)	9,550,000	7,712,190
2% 12/1/53 (j)	5,700,000	4,603,087
2% 12/1/53 (j)	23,200,000	18,735,373
2% 12/1/53 (j)	5,400,000	4,360,820
2% 12/1/53 (j)	43,600,000	35,209,581
2% 12/1/53 (j)	2,200,000	1,776,630
2% 12/1/53 (j)	13,900,000	11,225,073
2% 12/1/53 (j)	112,500,000	90,850,410
2% 12/1/53 (j)	15,500,000	12,517,168
2% 12/1/53 (j)	86,550,000	69,894,249
2% 12/1/53 (j)	11,650,000	9,408,065
2% 12/1/53 (j)	8,000,000	6,460,474
2% 12/1/53 (j)	5,850,000	4,724,221
2% 12/1/53 (j)	67,322,000	54,366,500
2% 12/1/53 (j)	9,060,000	7,316,486
2% 12/1/53 (j)	4,550,000	3,674,394
2% 12/1/53 (j)	4,400,000	3,553,260
2% 1/1/54 (j)	129,750,000	104,932,860
2% 1/1/54 (j)	47,600,000	38,495,600
2% 1/1/54 (j)	18,150,000	14,678,469
2% 1/1/54 (j)	6,650,000	5,378,062
2% 1/1/54 (j)	7,650,000	6,186,793
2% 1/1/54 (j)	2,800,000	2,264,447
2% 1/1/54 (j)	20,200,000	16,336,368
2% 1/1/54 (j)	148,400,000	120,015,695
2% 1/1/54 (j)	5,700,000	4,609,767
2% 1/1/54 (j)	12,300,000	9,947,393
2% 1/1/54 (j)	88,000,000	71,168,337
2% 1/1/54 (j)	4,100,000	3,315,798
2% 1/1/54 (j)	24,250,000	19,611,729
2% 1/1/54 (j)	173,400,000	140,233,973
2% 1/1/54 (j)	8,050,000	6,510,285
2.5% 11/20/47 to 12/20/51	208,910,209	173,256,799
2.5% 12/1/53 (j)	8,400,000	7,019,056
2.5% 12/1/53 (j)	37,700,000	31,502,192
2.5% 12/1/53 (j)	2,750,000	2,297,905
2.5% 12/1/53 (j)	98,000,000	81,888,986
2.5% 12/1/53 (j)	21,800,000	18,216,121
2.5% 12/1/53 (j)	7,100,000	5,932,773
2.5% 12/1/53 (j)	75,400,000	63,004,383
2.5% 12/1/53 (j)	16,800,000	14,038,112
2.5% 12/1/53 (j)	5,450,000	4,554,030
2.5% 12/1/53 (j)	6,700,000	5,598,533
2.5% 12/1/53 (j)	30,125,000	25,172,507
2.5% 12/1/53 (j)	2,200,000	1,838,324
2.5% 12/1/53 (j)	11,950,000	9,985,443
2.5% 12/1/53 (j)	53,725,000	44,892,712
2.5% 12/1/53 (j)	3,900,000	3,258,847
2.5% 1/1/54 (j)	25,450,000	21,291,918
2.5% 1/1/54 (j)	114,300,000	95,625,392
2.5% 1/1/54 (j)	8,300,000	6,943,926
2.5% 1/1/54 (j)	33,600,000	28,110,351
2.5% 1/1/54 (j)	150,950,000	126,287,427
2.5% 1/1/54 (j)	10,950,000	9,160,963
3% 5/15/42 to 2/20/50	8,229,803	7,176,973
3% 12/1/53 (j)	16,100,000	13,943,799
3% 12/1/53 (j)	132,450,000	114,711,568
3% 12/1/53 (j)	5,650,000	4,893,321
3% 12/1/53 (j)	4,300,000	3,724,120
3% 12/1/53 (j)	35,325,000	30,594,082
3% 12/1/53 (j)	1,500,000	1,299,112
3% 12/1/53 (j)	525,000	454,689
3% 12/1/53 (j)	4,425,000	3,832,380
3% 12/1/53 (j)	200,000	173,215
3% 12/1/53 (j)	9,500,000	8,227,708
3% 12/1/53 (j)	87,100,000	75,435,089
3% 12/1/53 (j)	10,600,000	9,180,390
3% 12/1/53 (j)	43,550,000	37,717,544
3% 12/1/53 (j)	5,300,000	4,590,195
3% 12/1/53 (j)	77,900,000	67,467,204
3% 12/1/53 (j)	3,700,000	3,204,476
3% 12/1/53 (j)	1,850,000	1,602,238
3% 12/1/53 (j)	3,300,000	2,858,046
3% 1/1/54 (j)	13,800,000	11,964,227
3% 1/1/54 (j)	113,550,000	98,444,784
3% 1/1/54 (j)	4,850,000	4,204,819
3% 1/1/54 (j)	21,500,000	18,639,920
3% 1/1/54 (j)	176,650,000	153,150,780
3% 1/1/54 (j)	7,500,000	6,502,298
3.5% 12/1/53 (j)	9,900,000	8,854,639
3.5% 12/1/53 (j)	86,250,000	77,142,690
3.5% 12/1/53 (j)	7,650,000	6,842,221
3.5% 12/1/53 (j)	6,900,000	6,171,415
3.5% 12/1/53 (j)	59,850,000	53,530,319
3.5% 12/1/53 (j)	5,350,000	4,785,083
3.5% 1/1/54 (j)	6,300,000	5,640,184
3.5% 1/1/54 (j)	54,850,000	49,105,411
3.5% 1/1/54 (j)	4,875,000	4,364,428
3.5% 1/1/54 (j)	6,350,000	5,684,947
3.5% 1/1/54 (j)	55,100,000	49,329,228
3.5% 1/1/54 (j)	4,900,000	4,386,810
4% 12/1/53 (j)	122,950,000	113,294,269
4% 12/1/53 (j)	8,000,000	7,371,730
4.5% 12/1/53 (j)	99,100,000	93,794,691
4.5% 12/1/53 (j)	2,200,000	2,082,223
5% 4/15/33 to 6/20/48	8,583,949	8,492,602
5% 12/1/53 (j)	7,400,000	7,193,673
5% 12/1/53 (j)	66,300,000	64,451,423
5% 12/1/53 (j)	6,900,000	6,707,614
5% 12/1/53 (j)	62,000,000	60,271,316
5.5% 12/1/53 (j)	7,925,000	7,873,308
5.5% 12/1/53 (j)	112,900,000	112,163,587
5.5% 12/1/53 (j)	5,725,000	5,687,658
5.5% 12/1/53 (j)	1,575,000	1,564,727
5.5% 12/1/53 (j)	22,600,000	22,452,587
5.5% 12/1/53 (j)	1,150,000	1,142,499
5.5% 12/1/53 (j)	1,700,000	1,688,911
5.5% 12/1/53 (j)	24,200,000	24,042,151
5.5% 12/1/53 (j)	1,225,000	1,217,010
5.5% 1/1/54 (j)	5,550,000	5,512,065
5.5% 1/1/54 (j)	79,275,000	78,733,140
5.5% 1/1/54 (j)	4,025,000	3,997,488
6.5% 3/20/31 to 6/15/37	41,265	42,557
6.5% 12/1/53 (j)	34,550,000	35,133,556
6.5% 12/1/53 (j)	6,000,000	6,101,341
6.5% 12/1/53 (j)	34,550,000	35,133,556
6.5% 12/1/53 (j)	6,000,000	6,101,341
6.5% 12/1/53 (j)	700,000	711,823
6.5% 12/1/53 (j)	700,000	711,823
6.5% 12/1/53 (j)	8,400,000	8,541,878
6.5% 12/1/53 (j)	48,350,000	49,166,641
6.5% 12/1/53 (j)	525,000	533,867
6.5% 12/1/53 (j)	950,000	966,046
6.5% 12/1/53 (j)	3,550,000	3,609,960
6.5% 12/1/53 (j)	275,000	279,645
6.5% 1/1/54 (j)	3,125,000	3,175,218
6.5% 1/1/54 (j)	21,250,000	21,591,485
6.5% 1/1/54 (j)	1,575,000	1,600,310
TOTAL GINNIE MAE		4,058,221,916
Uniform Mortgage Backed Securities - 12.9%
2% 12/1/38 (j)	20,700,000	18,105,874
2% 12/1/53 (j)	42,500,000	33,063,916
2% 12/1/53 (j)	7,150,000	5,562,518
2% 12/1/53 (j)	82,500,000	64,182,896
2% 12/1/53 (j)	49,625,000	38,606,985
2% 12/1/53 (j)	4,725,000	3,675,930
2% 12/1/53 (j)	115,075,000	89,525,416
2% 12/1/53 (j)	96,275,000	74,899,495
2% 12/1/53 (j)	4,675,000	3,637,031
2% 12/1/53 (j)	83,025,000	64,591,333
2% 12/1/53 (j)	18,000,000	14,003,541
2% 12/1/53 (j)	7,150,000	5,562,518
2% 12/1/53 (j)	16,550,000	12,875,478
2% 12/1/53 (j)	9,650,000	7,507,454
2% 12/1/53 (j)	86,050,000	66,944,706
2% 12/1/53 (j)	9,650,000	7,507,454
2% 12/1/53 (j)	86,050,000	66,944,706
2% 12/1/53 (j)	6,700,000	5,212,429
2% 12/1/53 (j)	6,700,000	5,212,429
2% 12/1/53 (j)	258,100,000	200,795,218
2% 12/1/53 (j)	28,950,000	22,522,362
2% 12/1/53 (j)	20,100,000	15,637,287
2% 12/1/53 (j)	13,400,000	10,424,858
2% 12/1/53 (j)	122,900,000	95,613,066
2% 12/1/53 (j)	15,500,000	12,058,605
2% 12/1/53 (j)	67,100,000	52,202,089
2% 12/1/53 (j)	63,050,000	49,051,292
2% 12/1/53 (j)	7,300,000	5,679,214
2% 12/1/53 (j)	7,250,000	5,640,315
2% 12/1/53 (j)	83,150,000	64,688,580
2% 12/1/53 (j)	57,050,000	44,383,445
2% 12/1/53 (j)	6,200,000	4,823,442
2% 12/1/53 (j)	6,150,000	4,784,543
2% 12/1/53 (j)	50,050,000	38,937,624
2% 12/1/53 (j)	97,075,000	75,521,875
2% 12/1/53 (j)	4,775,000	3,714,828
2% 12/1/53 (j)	7,200,000	5,601,416
2% 12/1/53 (j)	42,500,000	33,063,916
2% 12/1/53 (j)	4,050,000	3,150,797
2% 12/1/53 (j)	37,525,000	29,193,493
2% 12/1/53 (j)	82,500,000	64,182,896
2% 12/1/53 (j)	3,575,000	2,781,259
2% 12/1/53 (j)	72,775,000	56,617,094
2% 12/1/53 (j)	8,100,000	6,301,593
2% 12/1/53 (j)	6,100,000	4,745,644
2% 12/1/53 (j)	5,400,000	4,201,062
2% 12/1/53 (j)	6,200,000	4,823,442
2% 12/1/53 (j)	126,175,000	98,160,933
2% 12/1/53 (j)	65,025,000	50,587,792
2% 12/1/53 (j)	11,900,000	9,257,897
2% 12/1/53 (j)	4,725,000	3,675,930
2% 12/1/53 (j)	49,625,000	38,606,985
2% 12/1/53 (j)	8,900,000	6,923,973
2% 12/1/53 (j)	96,275,000	74,899,495
2% 12/1/53 (j)	4,050,000	3,150,797
2% 12/1/53 (j)	9,350,000	7,274,062
2% 1/1/54 (j)	101,300,000	78,951,265
2% 1/1/54 (j)	46,050,000	35,890,481
2% 1/1/54 (j)	423,600,000	330,145,665
2% 1/1/54 (j)	285,300,000	222,357,314
2% 1/1/54 (j)	21,050,000	16,405,964
2% 1/1/54 (j)	40,650,000	31,681,825
2% 1/1/54 (j)	5,250,000	4,091,749
2% 1/1/54 (j)	5,700,000	4,442,470
2% 1/1/54 (j)	44,850,000	34,955,224
2% 1/1/54 (j)	3,900,000	3,039,585
2% 1/1/54 (j)	139,550,000	108,762,577
2% 1/1/54 (j)	14,950,000	11,651,741
2% 1/1/54 (j)	100,600,000	78,405,698
2% 1/1/54 (j)	14,900,000	11,612,772
2% 1/1/54 (j)	26,125,000	20,361,321
2% 1/1/54 (j)	3,875,000	3,020,100
2% 1/1/54 (j)	36,225,000	28,233,066
2% 1/1/54 (j)	3,875,000	3,020,100
2% 1/1/54 (j)	84,200,000	65,623,855
2% 1/1/54 (j)	10,600,000	8,261,435
2.5% 12/1/38 (j)	10,950,000	9,859,710
2.5% 12/1/38 (j)	7,700,000	6,933,312
2.5% 12/1/53 (j)	5,550,000	4,501,138
2.5% 12/1/53 (j)	45,450,000	36,860,673
2.5% 12/1/53 (j)	10,450,000	8,475,116
2.5% 12/1/53 (j)	2,050,000	1,662,583
2.5% 12/1/53 (j)	34,850,000	28,263,904
2.5% 12/1/53 (j)	6,950,000	5,636,561
2.5% 12/1/53 (j)	151,500,000	122,868,909
2.5% 12/1/53 (j)	3,300,000	2,676,352
2.5% 12/1/53 (j)	11,100,000	9,002,276
2.5% 12/1/53 (j)	88,200,000	71,531,602
2.5% 12/1/53 (j)	20,300,000	16,463,623
2.5% 12/1/53 (j)	4,050,000	3,284,614
2.5% 12/1/53 (j)	6,475,000	5,251,328
2.5% 12/1/53 (j)	24,000,000	19,464,382
2.5% 12/1/53 (j)	132,600,000	107,540,708
2.5% 12/1/53 (j)	20,850,000	16,909,682
2.5% 12/1/53 (j)	35,600,000	28,872,166
2.5% 12/1/53 (j)	7,100,000	5,758,213
2.5% 12/1/53 (j)	154,750,000	125,504,711
2.5% 12/1/53 (j)	11,350,000	9,205,030
2.5% 12/1/53 (j)	18,000,000	14,598,286
2.5% 12/1/53 (j)	6,925,000	5,616,285
2.5% 12/1/53 (j)	34,875,000	28,284,180
2.5% 12/1/53 (j)	151,525,000	122,889,184
2.5% 12/1/53 (j)	12,800,000	10,381,004
2.5% 12/1/53 (j)	17,450,000	14,152,227
2.5% 12/1/53 (j)	9,800,000	7,947,956
2.5% 12/1/53 (j)	75,875,000	61,535,831
2.5% 12/1/53 (j)	3,475,000	2,818,280
2.5% 12/1/53 (j)	11,075,000	8,982,001
2.5% 1/1/54 (j)	152,950,000	124,248,015
2.5% 1/1/54 (j)	335,600,000	272,622,646
2.5% 1/1/54 (j)	46,400,000	37,692,762
2.5% 1/1/54 (j)	27,450,000	22,298,843
3% 12/1/53 (j)	1,425,000	1,203,012
3% 12/1/53 (j)	171,575,000	144,846,892
3% 12/1/53 (j)	53,150,000	44,870,245
3% 12/1/53 (j)	725,000	612,059
3% 12/1/53 (j)	5,775,000	4,875,365
3% 12/1/53 (j)	5,325,000	4,495,467
3% 12/1/53 (j)	51,525,000	43,498,389
3% 12/1/53 (j)	47,650,000	40,227,040
3% 12/1/53 (j)	3,475,000	2,933,661
3% 12/1/53 (j)	725,000	612,059
3% 12/1/53 (j)	5,775,000	4,875,365
3% 12/1/53 (j)	5,325,000	4,495,467
3% 12/1/53 (j)	4,300,000	3,630,142
3% 12/1/53 (j)	12,950,000	10,932,637
3% 12/1/53 (j)	275,000	232,160
3% 12/1/53 (j)	35,900,000	30,307,466
3% 12/1/53 (j)	2,900,000	2,448,235
3% 12/1/53 (j)	117,575,000	99,259,061
3% 12/1/53 (j)	22,550,000	19,037,141
3% 12/1/53 (j)	165,100,000	139,380,573
3% 12/1/53 (j)	14,950,000	12,621,076
3% 12/1/53 (j)	17,350,000	14,647,201
3% 12/1/53 (j)	128,450,000	108,439,943
3% 12/1/53 (j)	10,400,000	8,779,879
3% 12/1/53 (j)	5,000,000	4,221,096
3% 12/1/53 (j)	4,000,000	3,376,876
3% 12/1/53 (j)	40,450,000	34,148,663
3% 12/1/53 (j)	32,400,000	27,352,699
3% 12/1/53 (j)	4,050,000	3,419,087
3% 12/1/53 (j)	3,200,000	2,701,501
3% 12/1/53 (j)	121,250,000	102,361,566
3% 12/1/53 (j)	154,250,000	130,220,796
3% 12/1/53 (j)	13,450,000	11,354,747
3% 12/1/53 (j)	10,850,000	9,159,777
3% 12/1/53 (j)	128,850,000	108,777,631
3% 12/1/53 (j)	16,550,000	13,971,826
3% 12/1/53 (j)	127,800,000	107,891,201
3% 12/1/53 (j)	171,575,000	144,846,892
3% 12/1/53 (j)	16,400,000	13,845,193
3% 12/1/53 (j)	170,200,000	143,686,091
3% 12/1/53 (j)	8,850,000	7,471,339
3% 12/1/53 (j)	8,750,000	7,386,917
3% 12/1/53 (j)	31,900,000	26,930,589
3% 12/1/53 (j)	20,425,000	17,243,175
3% 12/1/53 (j)	22,075,000	18,636,137
3% 12/1/53 (j)	8,900,000	7,513,550
3% 12/1/53 (j)	2,775,000	2,342,708
3% 12/1/53 (j)	5,100,000	4,305,517
3% 12/1/53 (j)	29,450,000	24,862,253
3% 12/1/53 (j)	27,225,000	22,983,865
3% 12/1/53 (j)	3,000,000	2,532,657
3% 12/1/53 (j)	3,700,000	3,123,611
3% 12/1/53 (j)	1,050,000	886,430
3% 12/1/53 (j)	16,550,000	13,971,826
3% 12/1/53 (j)	75,700,000	63,907,386
3% 1/1/54 (j)	247,450,000	209,182,328
3% 1/1/54 (j)	362,200,000	306,186,458
3% 1/1/54 (j)	46,300,000	39,139,793
3% 1/1/54 (j)	28,900,000	24,430,670
3% 1/1/54 (j)	18,550,000	15,681,278
3% 1/1/54 (j)	99,450,000	84,070,246
3% 1/1/54 (j)	144,900,000	122,491,490
3% 1/1/54 (j)	11,500,000	9,721,547
3% 1/1/54 (j)	37,125,000	31,383,689
3% 1/1/54 (j)	75,700,000	63,993,139
3% 1/1/54 (j)	6,925,000	5,854,062
3% 1/1/54 (j)	4,300,000	3,635,013
3% 1/1/54 (j)	92,300,000	78,025,980
3% 1/1/54 (j)	188,150,000	159,052,960
3% 1/1/54 (j)	17,200,000	14,540,053
3% 1/1/54 (j)	10,700,000	9,045,265
3.5% 12/1/53 (j)	4,150,000	3,642,111
3.5% 12/1/53 (j)	93,400,000	81,969,428
3.5% 12/1/53 (j)	11,050,000	9,697,668
3.5% 12/1/53 (j)	15,050,000	13,208,136
3.5% 12/1/53 (j)	50,300,000	44,144,135
3.5% 12/1/53 (j)	5,950,000	5,221,821
3.5% 12/1/53 (j)	8,100,000	7,108,698
3.5% 12/1/53 (j)	3,000,000	2,632,851
3.5% 12/1/53 (j)	3,050,000	2,676,732
3.5% 12/1/53 (j)	25,275,000	22,181,770
3.5% 12/1/53 (j)	25,725,000	22,576,697
3.5% 12/1/53 (j)	4,200,000	3,685,991
3.5% 12/1/53 (j)	4,100,000	3,598,230
3.5% 1/1/54 (j)	6,150,000	5,401,429
3.5% 1/1/54 (j)	49,625,000	43,584,700
3.5% 1/1/54 (j)	8,375,000	7,355,604
3.5% 1/1/54 (j)	7,000,000	6,147,968
3.5% 1/1/54 (j)	56,300,000	49,447,226
3.5% 1/1/54 (j)	9,500,000	8,343,670
4% 12/1/53 (j)	83,150,000	75,543,114
4% 12/1/53 (j)	10,800,000	9,811,974
4% 12/1/53 (j)	58,550,000	53,193,618
4% 12/1/53 (j)	7,250,000	6,586,742
4% 12/1/53 (j)	11,750,000	10,675,064
4% 12/1/53 (j)	66,050,000	60,007,488
4% 12/1/53 (j)	8,150,000	7,404,406
4% 12/1/53 (j)	13,250,000	12,037,838
4.5% 12/1/53 (j)	49,850,000	46,714,879
4.5% 12/1/53 (j)	61,525,000	57,655,625
4.5% 12/1/53 (j)	84,150,000	78,857,714
4.5% 12/1/53 (j)	6,225,000	5,833,503
4.5% 12/1/53 (j)	100,000	93,711
4.5% 12/1/53 (j)	9,200,000	8,621,402
4.5% 1/1/54 (j)	2,800,000	2,625,655
4.5% 1/1/54 (j)	86,400,000	81,020,209
4.5% 1/1/54 (j)	4,050,000	3,797,822
5% 12/1/38 (j)	2,750,000	2,680,176
5% 12/1/38 (j)	23,225,000	22,635,303
5% 12/1/38 (j)	6,150,000	5,993,848
5% 12/1/38 (j)	52,125,000	50,801,515
5% 12/1/53 (j)	47,275,000	45,540,934
5% 12/1/53 (j)	9,200,000	8,862,540
5.5% 12/1/53 (j)	101,050,000	99,636,917
5.5% 12/1/53 (j)	43,300,000	42,694,493
5.5% 12/1/53 (j)	10,300,000	10,155,965
6.5% 12/1/53 (j)	5,275,000	5,360,716
6.5% 12/1/53 (j)	7,975,000	8,104,590
6.5% 12/1/53 (j)	7,075,000	7,189,965
6.5% 12/1/53 (j)	700,000	711,375
6.5% 12/1/53 (j)	1,050,000	1,067,062
6.5% 12/1/53 (j)	550,000	558,937
6.5% 12/1/53 (j)	2,600,000	2,642,249
6.5% 12/1/53 (j)	4,000,000	4,064,998
6.5% 12/1/53 (j)	1,400,000	1,422,749
6.5% 12/1/53 (j)	7,150,000	7,266,184
6.5% 12/1/53 (j)	3,100,000	3,150,373
6.5% 12/1/53 (j)	19,750,000	20,070,928
6.5% 12/1/53 (j)	1,900,000	1,930,874
6.5% 12/1/53 (j)	30,725,000	31,224,266
6.5% 12/1/53 (j)	2,875,000	2,921,717
6.5% 12/1/53 (j)	46,575,000	47,331,820
6.5% 1/1/54 (j)	5,600,000	5,688,591
6.5% 1/1/54 (j)	37,725,000	38,321,802
6.5% 1/1/54 (j)	15,475,000	15,719,811
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		8,648,793,963
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $19,805,340,857)		19,380,964,227

Asset-Backed Securities - 2.9%
	Principal Amount (a)	Value ($)
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (b)	5,854,347	3,790,641
Series 2019-1 Class A, 3.844% 5/15/39 (b)	1,912,042	1,434,049
Series 2019-2:
Class A, 3.376% 10/16/39 (b)	6,321,329	5,559,093
Class B, 4.458% 10/16/39 (b)	1,488,945	655,191
Series 2021-1A Class A, 2.95% 11/16/41 (b)	10,694,601	9,478,625
Series 2021-2A Class A, 2.798% 1/15/47 (b)	18,917,525	16,197,185
Affirm Asset Securitization Trust Series 2023-X1 Class A, 7.11% 11/15/28 (b)	1,700,000	1,701,364
Aimco:
Series 2018-BA Class AR, CME Term SOFR 3 Month Index + 1.360% 6.7555% 1/15/32 (b)(e)(i)	11,580,122	11,566,214
Series 2021-10A Class AR, CME Term SOFR 3 Month Index + 1.320% 6.7335% 7/22/32 (b)(e)(i)	3,942,574	3,928,712
AIMCO CLO Ltd.:
Series 2021-11A Class AR, CME Term SOFR 3 Month Index + 1.390% 6.7944% 10/17/34 (b)(e)(i)	7,980,000	7,955,908
Series 2022-12A Class AR, CME Term SOFR 3 Month Index + 1.170% 6.5728% 1/17/32 (b)(e)(i)	4,031,543	4,009,938
Allegro CLO XV, Ltd. / Allegro CLO VX LLC Series 2022-1A Class A, CME Term SOFR 3 Month Index + 1.500% 6.9158% 7/20/35 (b)(e)(i)	12,690,000	12,666,980
Allegro CLO, Ltd. Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.400% 6.8174% 7/20/34 (b)(e)(i)	8,250,000	8,208,148
American Express Credit Account Master Trust Series 2023-1 Class A, 4.87% 5/15/28	32,320,000	32,157,143
Apollo Aviation Securitization Equity Trust Series 2020-1A:
Class A, 3.351% 1/16/40 (b)	2,330,124	2,038,816
Class B, 4.335% 1/16/40 (b)	435,156	240,432
Ares CLO Series 2019-54A Class A, CME Term SOFR 3 Month Index + 1.580% 6.9755% 10/15/32 (b)(e)(i)	8,066,000	8,065,911
Ares LII CLO Ltd. Series 2021-52A Class A1R, CME Term SOFR 3 Month Index + 1.310% 6.7235% 4/22/31 (b)(e)(i)	2,862,530	2,854,750
Ares LV CLO Ltd. Series 2021-55A Class A1R, CME Term SOFR 3 Month Index + 1.390% 6.7855% 7/15/34 (b)(e)(i)	10,540,000	10,513,745
Ares LVIII CLO LLC Series 2022-58A Class AR, CME Term SOFR 3 Month Index + 1.330% 6.7239% 1/15/35 (b)(e)(i)	18,170,000	18,022,460
Ares XLI CLO Ltd. / Ares XLI CLO LLC Series 2021-41A Class AR2, CME Term SOFR 3 Month Index + 1.330% 6.7255% 4/15/34 (b)(e)(i)	24,780,000	24,619,649
Ares XXXIV CLO Ltd. Series 2020-2A Class AR2, CME Term SOFR 3 Month Index + 1.510% 6.9144% 4/17/33 (b)(e)(i)	26,092,000	26,022,569
Babson CLO Ltd. Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.8055% 10/15/36 (b)(e)(i)	7,970,000	7,937,156
Bank of America Credit Card Master Trust:
Series 2022-A2, Class A2, 5% 4/15/28	3,900,000	3,890,463
Series 2023-A1 Class A1, 4.79% 5/15/28	28,969,000	28,780,452
Barings CLO Ltd. Series 2021-4A Class A, CME Term SOFR 3 Month Index + 1.480% 6.8974% 1/20/32 (b)(e)(i)	9,470,000	9,469,972
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, CME Term SOFR 1 Month Index + 1.230% 6.5824% 2/25/35 (e)(i)	128,733	126,691
Beechwood Park CLO Ltd. Series 2022-1A Class A1R, CME Term SOFR 3 Month Index + 1.300% 6.7028% 1/17/35 (b)(e)(i)	15,590,000	15,485,360
BETHP Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.390% 6.7855% 1/15/35 (b)(e)(i)	11,380,000	11,345,177
Blackbird Capital Aircraft:
Series 2016-1A Class A, 4.213% 12/16/41 (b)	5,477,296	5,043,330
Series 2021-1A Class A, 2.443% 7/15/46 (b)	26,714,554	22,774,157
Bmw Vechile Owner Trust 2023-A Series 2023-A Class A3, 5.47% 2/25/28	1,852,000	1,860,308
Bristol Park CLO, Ltd. Series 2020-1A Class AR, CME Term SOFR 3 Month Index + 1.250% 6.6455% 4/15/29 (b)(e)(i)	8,663,425	8,651,270
Capital One Multi-Asset Execution Trust:
Series 2022-A3 Class A, 4.95% 10/15/27	2,264,000	2,251,220
Series 2023-A1 Class A, 4.42% 5/15/28	27,600,000	27,155,165
CarMax Auto Owner Trust Series 2023 2 Class A2A, 5.5% 6/15/26	3,754,149	3,746,745
Carmax Auto Owner Trust 2023-4 Series 2023-4 Class A3, 6% 7/17/28	14,679,000	14,935,351
Castlelake Aircraft Securitization Trust:
Series 2019-1A:
Class A, 3.967% 4/15/39 (b)	10,673,461	9,339,628
Class B, 5.095% 4/15/39 (b)	3,098,041	2,006,074
Series 2021-1R Class A, 2.741% 8/15/41 (b)	16,595,723	15,021,842
Castlelake Aircraft Structured Trust:
Series 2018-1 Class A, 4.125% 6/15/43 (b)	2,200,345	2,005,930
Series 2021-1A:
Class A, 3.474% 1/15/46 (b)	4,420,930	4,057,442
Class B, 6.656% 1/15/46 (b)	2,756,103	2,268,427
Cedar Funding Ltd.:
Series 2021-10A Class AR, CME Term SOFR 3 Month Index + 1.360% 6.7774% 10/20/32 (b)(e)(i)	9,231,000	9,186,017
Series 2021-14A Class A, CME Term SOFR 3 Month Index + 1.360% 6.7555% 7/15/33 (b)(e)(i)	3,354,274	3,349,370
Series 2022-15A Class A, CME Term SOFR 3 Month Index + 1.320% 6.7358% 4/20/35 (b)(e)(i)	14,430,000	14,297,258
Cedar Funding XII CLO Ltd. / Cedar Funding XII CLO LLC Series 2021-12A Class A1R, CME Term SOFR 3 Month Index + 1.390% 6.7698% 10/25/34 (b)(e)(i)	6,880,000	6,838,734
Cedar Funding Xvii Clo Ltd. Series 2023-17A Class A, CME Term SOFR 3 Month Index + 1.850% 7.2758% 7/20/36 (b)(e)(i)	21,114,000	21,151,308
Cent CLO LP Series 2021-21A Class A1R3, CME Term SOFR 3 Month Index + 1.230% 6.6191% 7/27/30 (b)(e)(i)	3,124,004	3,119,034
Cent CLO Ltd. / Cent CLO Series 2021-29A Class AR, CME Term SOFR 3 Month Index + 1.430% 6.8474% 10/20/34 (b)(e)(i)	11,410,000	11,292,968
CFMT LLC Series 2023 HB12 Class A, 4.25% 4/25/33 (b)	9,772,016	9,403,508
Chase Issuance Trust:
Series 2022-A1 Class A, 3.97% 9/15/27	3,763,000	3,678,849
Series 2023-A1 Class A, 5.16% 9/15/28	11,940,000	11,987,242
Series 2023-A2 Class A, 5.08% 9/15/30	11,940,000	11,977,813
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/35 (b)	7,537,261	7,568,183
Citi Mortgage Loan Trust Series 2007-1 Class 1A, CME Term SOFR 1 Month Index + 1.460% 6.8074% 10/25/37 (b)(e)(i)	1,607	1,606
Citibank Credit Card Issuance Trust Series 2018-A7 Class A7, 3.96% 10/13/30	9,000,000	8,580,161
CNH Equipment Trust Series 2023 A Class A2, 5.34% 9/15/26	14,462,000	14,410,524
Columbia Cent CLO 31 Ltd. Series 2021-31A Class A1, CME Term SOFR 3 Month Index + 1.460% 6.8774% 4/20/34 (b)(e)(i)	9,400,000	9,315,400
Columbia Cent Clo 32 Ltd. / Coliseum Series 2022-32A Class A1, CME Term SOFR 3 Month Index + 1.700% 7.0985% 7/24/34 (b)(e)(i)	16,510,000	16,480,480
Columbia Cent CLO Ltd. / Columbia Cent CLO Corp. Series 2021-30A Class A1, CME Term SOFR 3 Month Index + 1.570% 6.9874% 1/20/34 (b)(e)(i)	12,220,000	12,157,531
DB Master Finance LLC:
Series 2017-1A Class A2II, 4.03% 11/20/47 (b)	25,636,943	23,660,693
Series 2019-1A:
Class A23, 4.352% 5/20/49 (b)	8,143,538	7,593,613
Class A2II, 4.021% 5/20/49 (b)	723,870	685,861
Series 2021-1A:
Class A23, 2.791% 11/20/51 (b)	22,473,360	17,402,853
Class A2I, 2.045% 11/20/51 (b)	4,021,920	3,546,766
Class A2II, 2.493% 11/20/51 (b)	10,642,800	9,040,824
Discover Card Execution Note Trust Series 2022-A4, Class A, 5.03% 10/15/27	3,900,000	3,883,543
Dllaa 2023-1A Series 2023-1A:
Class A2, 5.93% 7/20/26 (b)	7,500,000	7,511,435
Class A3, 5.64% 2/22/28 (b)	6,112,000	6,111,082
Dominos Pizza Master Issuer LLC:
Series 2016-1A Class A2II, 4.474% 10/25/45 (b)	5,677,650	5,488,403
Series 2017-1A Class A23, 4.118% 7/25/47 (b)	4,995,250	4,656,437
Series 2018-1A Class A2I, 4.116% 7/25/48 (b)	2,559,300	2,447,226
Series 2019-1A Class A2, 3.668% 10/25/49 (b)	34,533,538	30,264,916
Series 2021-1A:
Class A2I, 2.662% 4/25/51 (b)	14,147,250	12,148,682
Class A2II, 3.151% 4/25/51 (b)	6,677,775	5,432,317
Dryden 98 CLO Ltd. Series 2022-98A Class A, CME Term SOFR 3 Month Index + 1.300% 6.7158% 4/20/35 (b)(e)(i)	9,710,000	9,614,580
Dryden CLO, Ltd.:
Series 2021-76A Class A1R, CME Term SOFR 3 Month Index + 1.410% 6.8274% 10/20/34 (b)(e)(i)	7,990,000	7,971,559
Series 2021-83A Class A, CME Term SOFR 3 Month Index + 1.480% 6.8767% 1/18/32 (b)(e)(i)	7,360,000	7,354,576
Dryden CLO, Ltd. / Dryden CLO, LLC Series 2021-86A Class A1R, CME Term SOFR 3 Month Index + 1.360% 6.7644% 7/17/34 (b)(e)(i)	40,316,000	40,070,314
Dryden Senior Loan Fund:
Series 2018-70A Class A1, CME Term SOFR 3 Month Index + 1.430% 6.8255% 1/16/32 (b)(e)(i)	2,909,000	2,906,140
Series 2020-78A Class A, CME Term SOFR 3 Month Index + 1.440% 6.8444% 4/17/33 (b)(e)(i)	7,000,000	6,970,397
Series 2021-85A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.8055% 10/15/35 (b)(e)(i)	10,090,000	10,043,344
Series 2021-90A Class A1A, CME Term SOFR 3 Month Index + 1.390% 6.7587% 2/20/35 (b)(e)(i)	6,930,000	6,887,692
Eaton Vance CLO, Ltd.:
Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.360% 6.7555% 4/15/31 (b)(e)(i)	7,430,806	7,405,199
Series 2021-2A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.8055% 1/15/35 (b)(e)(i)	11,970,000	11,951,147
Eaton Vance CLO, Ltd. / Eaton Vance CLO LLC Series 2021-1A Class A13R, CME Term SOFR 3 Month Index + 1.510% 6.9055% 1/15/34 (b)(e)(i)	2,000,000	1,995,426
Enterprise Fleet Financing 2023-3 L Series 2023-3 Class A2, 6.4% 3/20/30 (b)	23,569,000	23,861,604
Flatiron CLO Ltd. Series 2021-1A:
Class A1, 3 month U.S. LIBOR + 1.110% 6.7684% 7/19/34 (b)(e)(i)	7,180,000	7,139,426
Class AR, CME Term SOFR 3 Month Index + 1.340% 6.7318% 11/16/34 (b)(e)(i)	11,500,000	11,466,167
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2020-1A Class A, CME Term SOFR 3 Month Index + 1.560% 6.9287% 11/20/33 (b)(e)(i)	12,800,000	12,776,909
Ford Credit Auto Owner Trust:
Series 2020-2 Class A, 1.06% 4/15/33 (b)	5,000,000	4,611,244
Series 2021-1 Class A, 1.37% 10/17/33 (b)	5,000,000	4,535,338
Ford Credit Auto Owner Trust 2023-Rev Series 2023-2 Class A, 5.28% 2/15/36 (b)	8,300,000	8,290,936
Ford Credit Floorplan Master Owner Trust:
Series 2019-2 Class A, 3.06% 4/15/26	8,253,000	8,172,060
Series 2019-4 Class A, 2.44% 9/15/26	1,300,000	1,267,079
Series 2023-1 Class A1, 4.92% 5/15/28 (b)	44,930,000	44,326,532
GM Financial Automobile Leasing Series 2023-2 Class A2A, 5.44% 10/20/25	7,181,007	7,165,910
Gm Financial Consumer Automobile Re Series 2023-3 Class A3, 5.45% 6/16/28	12,689,000	12,752,161
GM Financial Consumer Automobile Receivables Series 2023 2 Class A3, 4.47% 2/16/28	18,533,000	18,248,882
GM Financial Consumer Automobile Receivables Trust Series 2022-2 Class A3, 3.1% 2/16/27	54,500,000	53,266,354
Gm Financial Leasing Trust 202 Series 2023-3 Class A3, 5.38% 11/20/26	6,253,000	6,236,124
Gm Financial Revolving Receiva:
Series 2021-1 Class A, 1.17% 6/12/34 (b)	5,000,000	4,446,894
Series 2023-1 Class A, 5.12% 4/11/35 (b)	6,600,000	6,574,429
Series 2023-2 Class A, 5.77% 8/11/36 (b)	6,000,000	6,133,107
GMF Floorplan Owner Revolving Trust Series 2023-1:
Class A1, 5.34% 6/15/28 (b)	18,500,000	18,457,147
Class B, 5.73% 6/15/28 (b)	5,700,000	5,682,886
Honda Auto Receivables Series 2023-2 Class A3, 4.93% 11/15/27	12,903,000	12,807,582
Honda Auto Receivables 2023-3 Series 2023-3 Class A3, 5.41% 2/18/28	11,100,000	11,131,810
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (b)	12,949,535	10,981,102
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (b)	18,689,682	16,331,007
Hyundai Auto Receivables Trust Series 2023-B Class A3, 5.48% 4/17/28	2,138,000	2,149,869
Invesco CLO Ltd. Series 2021-3A Class A, CME Term SOFR 3 Month Index + 1.390% 6.8035% 10/22/34 (b)(e)(i)	9,130,000	9,088,276
KKR CLO Ltd. Series 2022-41A Class A1, CME Term SOFR 3 Month Index + 1.330% 6.7239% 4/15/35 (b)(e)(i)	19,170,000	18,969,003
Lucali CLO Ltd. Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.470% 6.8655% 1/15/33 (b)(e)(i)	4,500,000	4,499,901
Madison Park Funding Series 2020-19A Class A1R2, CME Term SOFR 3 Month Index + 1.180% 6.5935% 1/22/28 (b)(e)(i)	1,942,023	1,936,197
Madison Park Funding L Ltd. / Madison Park Funding L LLC Series 2021-50A Class A, CME Term SOFR 3 Month Index + 1.400% 6.7984% 4/19/34 (b)(e)(i)	9,810,000	9,724,918
Madison Park Funding LII Ltd. / Madison Park Funding LII LLC Series 2021-52A Class A, CME Term SOFR 3 Month Index + 1.360% 6.7735% 1/22/35 (b)(e)(i)	16,291,000	16,153,015
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2021-45A Class AR, CME Term SOFR 3 Month Index + 1.380% 6.7755% 7/15/34 (b)(e)(i)	7,360,000	7,300,664
Madison Park Funding XXIII, Ltd. Series 2021-23A Class AR, CME Term SOFR 3 Month Index + 1.230% 6.6191% 7/27/31 (b)(e)(i)	2,393,547	2,390,120
Madison Park Funding XXVI Ltd. Series 2017-26A Class AR, CME Term SOFR 3 Month Index + 1.460% 6.8516% 7/29/30 (b)(e)(i)	1,782,384	1,782,359
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A1R, CME Term SOFR 3 Month Index + 1.260% 6.6735% 1/22/31 (b)(e)(i)	4,173,273	4,159,739
Magnetite CLO LTD Series 2023-36A Class A, CME Term SOFR 3 Month Index + 1.800% 7.2119% 4/22/36 (b)(e)(i)	10,440,000	10,462,958
Magnetite CLO Ltd. Series 2021-27A Class AR, CME Term SOFR 3 Month Index + 1.400% 6.8174% 10/20/34 (b)(e)(i)	3,092,000	3,088,435
Magnetite XXIII, Ltd. Series 2021-23A Class AR, CME Term SOFR 3 Month Index + 1.390% 6.7698% 1/25/35 (b)(e)(i)	9,420,000	9,374,727
Magnetite XXIX, Ltd. / Magnetite XXIX LLC Series 2021-29A Class A, CME Term SOFR 3 Month Index + 1.250% 6.6455% 1/15/34 (b)(e)(i)	8,400,000	8,362,813
MAPS Trust Series 2021-1A Class A, 2.521% 6/15/46 (b)	18,814,377	16,468,224
Marlette Funding Trust 2023-3 Series 2023-3A Class A, 6.49% 9/15/33 (b)	12,422,185	12,416,805
Mercedes-Benz Auto Receivables:
Series 2023-1 Class A4, 4.31% 4/16/29	4,500,000	4,388,391
Series 2023-2 Class A3, 5.95% 11/15/28	7,200,000	7,344,719
Merchants Fleet Funding LLC Series 2023-1A Class A, 7.21% 5/20/36 (b)	21,900,000	21,977,259
Metlife Securitization Trust Series 2019-1A Class A1A, 3.75% 4/25/58 (b)	110,599	106,077
Milos CLO, Ltd. Series 2020-1A Class AR, CME Term SOFR 3 Month Index + 1.330% 6.7474% 10/20/30 (b)(e)(i)	12,329,559	12,328,905
MMAF Equipment Finance LLC Series 2019-B Class A3, 2.01% 12/12/24 (b)	201,610	200,527
Morgan Stanley ABS Capital I Trust Series 2004-HE7 Class B3, CME Term SOFR 1 Month Index + 5.360% 10.7074% 8/25/34 (c)(e)(i)	51,700	63,259
Niagara Park CLO, Ltd. Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.260% 6.6644% 7/17/32 (b)(e)(i)	3,241,511	3,230,444
Nissan Auto Receivables 2023-B Series 2023-B Class A3, 5.93% 3/15/28	7,200,000	7,300,170
Palmer Square Loan Funding, Ltd. Series 2021-2A Class A1, CME Term SOFR 3 Month Index + 1.060% 6.4287% 5/20/29 (b)(e)(i)	1,374,945	1,371,010
Palmer Square Loan Funding, Ltd. / Palmer Square Loan Funding LLC Series 2022-1A Class A1, CME Term SOFR 3 Month Index + 1.050% 6.4439% 4/15/30 (b)(e)(i)	3,959,961	3,937,738
Park Place Securities, Inc. Series 2005-WCH1 Class M4, CME Term SOFR 1 Month Index + 1.350% 6.7024% 1/25/36 (e)(i)	43,147	42,226
Peace Park CLO, Ltd. Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.390% 6.8074% 10/20/34 (b)(e)(i)	14,148,000	14,068,715
Planet Fitness Master Issuer LLC:
Series 2018-1A Class A2II, 4.666% 9/5/48 (b)	6,132,250	5,926,347
Series 2019-1A Class A2, 3.858% 12/5/49 (b)	38,571,225	32,683,906
Series 2022-1A:
Class A2I, 3.251% 12/5/51 (b)	9,574,200	8,692,119
Class A2II, 4.008% 12/5/51 (b)	9,574,200	7,841,413
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (b)	5,420,071	4,498,822
Prpm 2021-5, LLC Series 2021-5 Class A1, 1.793% 6/25/26 (b)(e)	1,582,104	1,479,032
Prpm 2023-Rcf2 LLC Series 2023-RCF2 Class A1, 4% 11/25/53 (b)	12,900,000	12,024,762
Rockland Park CLO Ltd. Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.380% 6.7974% 4/20/34 (b)(e)(i)	12,190,000	12,108,059
RR 7 Ltd. Series 2022-7A Class A1AB, CME Term SOFR 3 Month Index + 1.340% 6.7339% 1/15/37 (b)(e)(i)	15,740,000	15,628,199
Santander Drive Auto Receivables Trust Series 2022-5 Class A3, 4.11% 8/17/26	1,658,386	1,649,309
Sapphire Aviation Finance Series 2020-1A:
Class A, 3.228% 3/15/40 (b)	17,379,294	14,816,196
Class B, 4.335% 3/15/40 (b)	773,619	553,168
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (b)	9,702,000	9,339,734
1.631% 5/15/51 (b)	5,173,000	4,548,766
1.884% 7/15/50 (b)	4,645,000	4,248,270
2.328% 7/15/52 (b)	3,269,000	2,821,011
Sfs Auto Receivables Securitiz Series 2023-1A Class A2A, 5.89% 3/22/27 (b)	10,631,166	10,630,164
Store Master Funding Series 2021-1A Class A1, 2.12% 6/20/51 (b)	10,867,083	9,139,940
Stratus CLO, Ltd. Series 2022-1A Class A, CME Term SOFR 3 Month Index + 1.750% 7.1658% 7/20/30 (b)(e)(i)	2,836,623	2,836,799
SYMP Series 2022-32A Class A1, CME Term SOFR 3 Month Index + 1.320% 6.7319% 4/23/35 (b)(e)(i)	15,900,000	15,721,697
Symphony CLO XIX, Ltd. / Symphony CLO XIX LLC Series 2018-19A Class A, CME Term SOFR 3 Month Index + 1.220% 6.6155% 4/16/31 (b)(e)(i)	5,992,918	5,958,166
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, CME Term SOFR 3 Month Index + 1.320% 6.7155% 7/15/32 (b)(e)(i)	4,245,997	4,232,788
Symphony CLO XXIII Ltd. Series 2021-23A Class AR, CME Term SOFR 3 Month Index + 1.280% 6.6755% 1/15/34 (b)(e)(i)	3,464,968	3,450,443
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, CME Term SOFR 3 Month Index + 1.340% 6.7574% 4/20/33 (b)(e)(i)	14,285,000	14,234,974
TCI-Flatiron CLO Ltd. / LLC Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.220% 6.591% 11/18/30 (b)(e)(i)	2,163,371	2,159,064
TCI-Symphony CLO Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.190% 6.5855% 7/15/30 (b)(e)(i)	3,358,614	3,349,892
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 Month Index + 0.970% 6.3174% 9/25/34 (e)(i)	45,367	43,820
Tesla Auto Lease Trust 23-A Series 2023-A Class A3, 5.89% 6/22/26 (b)	14,696,000	14,676,788
Thunderbolt Aircraft Lease Ltd.:
Series 2017-A Class A, 4.212% 5/17/32 (b)	981,249	900,327
Series 2018-A Class A, 4.147% 9/15/38 (b)(e)	7,175,791	6,171,826
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (b)	28,576,823	24,076,831
Toyota Auto Receivables Owner Trust:
Series 2022-C Class A3, 3.76% 4/15/27	37,350,000	36,496,403
Series 2023-A Class A4, 4.42% 8/15/28	4,000,000	3,907,053
Toyota Lease Owner Trust Series 2023 A:
Class A2, 5.3% 8/20/25 (b)	14,320,612	14,280,865
Class A3, 4.93% 4/20/26 (b)	14,238,000	14,130,966
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, CME Term SOFR 3 Month Index + 0.820% 6.244% 4/6/42 (b)(e)(i)	1,380,000	972,036
Upstart Securitization Trust:
Series 2021-4 Class A, 0.84% 9/20/31 (b)	1,660,459	1,651,977
Series 2021-5 Class A, 1.31% 11/20/31 (b)	2,833,183	2,808,435
3.12% 3/20/32 (b)	6,846,329	6,751,343
Vcat 2021-Npl5 LLC Series 2021-NPL5 Class A1, 1.8677% 8/25/51 (b)(e)	9,236,526	8,821,462
VCAT Asset Securitization, LLC:
Series 2021-NPL1 Class A1, 2.2891% 12/26/50 (b)	201,091	197,772
Series 2021-NPL2 Class A1, 2.115% 3/27/51 (b)	1,224,630	1,187,356
Series 2021-NPL3 Class A1, 1.743% 5/25/51 (b)(e)	1,848,096	1,717,625
Verizon Master Trust:
Series 2021-1:
Class A, 0.5% 5/20/27	21,504,000	20,978,754
Class B, 0.69% 5/20/27	3,172,000	3,090,437
Series 2023 2 Class A, 4.89% 4/13/28	13,700,000	13,577,306
Series 2023-4 Class A1A, 5.16% 6/20/29	6,500,000	6,489,354
Volkswagen Auto Loan Enhanced Series 2023-1 Class A3, 5.02% 6/20/28	5,600,000	5,569,819
Voya Clo 2023-1 Ltd. Series 2023-1A Class A1, CME Term SOFR 3 Month Index + 1.800% 1.8% 1/20/37 (b)(e)(i)(j)	14,610,000	14,605,018
Voya CLO Ltd. Series 2021-1A Class A1R, CME Term SOFR 3 Month Index + 1.210% 6.6144% 4/17/30 (b)(e)(i)	2,307,630	2,304,291
Voya CLO Ltd./Voya CLO LLC:
Series 2021-2A Class A1R, CME Term SOFR 3 Month Index + 1.420% 6.8184% 7/19/34 (b)(e)(i)	7,780,000	7,730,628
Series 2021-3A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.8274% 10/20/34 (b)(e)(i)	13,570,000	13,503,724
Voya CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 6.8055% 7/16/34 (b)(e)(i)	7,590,000	7,557,598
Wheels Fleet Lease Funding 1 L Series 2023-2A Class A, 6.46% 8/18/38 (b)	51,008,000	51,391,896
Willis Engine Structured Trust Vi Series 2023-A Class A, 8% 10/15/48 (b)	16,955,000	16,862,765
World Omni Auto Receivables Trust:
Series 2023 B:
Class A2A, 5.25% 11/16/26	7,591,301	7,568,072
Class A3, 4.66% 5/15/28	15,076,000	14,874,570
Series 2023-C Class A3, 5.15% 11/15/28	7,684,000	7,666,516
World Omni Automobile Lease Series 2023-A Class A2A, 5.47% 11/17/25	13,669,045	13,645,638
TOTAL ASSET-BACKED SECURITIES (Cost $1,962,178,837)		1,925,813,158

Collateralized Mortgage Obligations - 1.6%
	Principal Amount (a)	Value ($)
Private Sponsor - 0.5%
Ajax Mortgage Loan Trust sequential payer:
Series 2021-B Class A, 2.239% 6/25/66 (b)(e)	790,016	751,868
Series 2021-C Class A, 2.115% 1/25/61 (b)	3,052,543	2,874,729
Series 2021-E Class A1, 1.74% 12/25/60 (b)	13,550,584	11,048,325
Angel Oak Mortgage Trust Series 2021-8 Class A1, 1.82% 11/25/66 (b)	1,960,597	1,612,282
Binom Securitization Trust 202 Series 2022-RPL1 Class A1, 3% 2/25/61 (b)	13,867,244	12,287,150
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (b)(e)	2,295,866	2,213,676
BRAVO Residential Funding Trust sequential payer:
Series 2020-RPL2 Class A1, 2% 5/25/59 (b)	885,242	785,166
Series 2022-RPL1 Class A1, 2.75% 9/25/61 (b)	16,968,267	14,766,935
Cascade Funding Mortgage Trust:
Series 2021-EBO1 Class A, 0.9849% 11/25/50 (b)(e)	6,060,681	5,607,859
Series 2021-HB6 Class A, 0.8983% 6/25/36 (b)	3,170,743	3,017,960
Series 2021-HB7 Class A, 1.1512% 10/27/31 (b)	7,776,932	7,476,733
CFMT Series 2022-HB10 Class A, 3.25% 11/25/35 (b)	4,000,191	3,853,954
Cfmt 2022-Ebo2 sequential payer Series 2022-EBO2 Class A, 3.169% 7/25/54 (b)	2,251,078	2,224,107
CFMT 2022-Hb8 LLC sequential payer Series 2022-HB8 Class A, 3.75% 4/25/25 (b)	37,067,474	36,351,405
Citigroup Mortgage Loan Trust sequential payer Series 2014-8 Class 2A1, 3.45% 6/27/37 (b)(e)	5,587	5,497
CSAIL Commercial Mortgage Trust Series 2015-C2 Class ASB, 3.2241% 6/15/57	690,712	677,142
CSMC:
floater Series 2015-1R Class 6A1, 1 month U.S. LIBOR + 0.280% 4.0386% 5/27/37 (b)(e)(i)	23,664	22,694
Series 2014-3R:
Class 2A1, 1 month U.S. LIBOR + 0.700% 0% 5/27/37 (b)(c)(e)(i)	556,406	56
Class AA1, CME Term SOFR 1 Month Index + 0.390% 4.0386% 5/27/37 (b)(e)(i)	488,543	448,189
Csmc 2021-Rpl9 Trust sequential payer Series 2021-RPL9 Class A1, 2.4364% 2/25/61 (b)	3,254,797	3,060,571
CSMC Trust sequential payer:
Series 2020-RPL3 Class A1, 4.0706% 3/25/60 (b)(e)	1,532,418	1,507,773
Series 2020-RPL4 Class A1, 2% 1/25/60 (b)	255,175	216,229
Finance of America HECM Buyout sequential payer Series 2022-HB1 Class A, 2.6948% 2/25/32 (b)(e)	17,243,049	16,305,776
GCAT Trust sequential payer Series 2021-NQM7 Class A1, 1.915% 8/25/66 (b)	1,042,399	892,579
Legacy Mortgage Asset Trust Series 2021-GS5 Class A1, 2.25% 7/25/67 (b)(e)	2,267,210	2,125,519
MFA Trust sequential payer Series 2022-RPL1 Class A1, 3.3% 8/25/61 (b)	49,076,388	43,876,927
New Residential Mortgage Loan Trust:
Series 2019-5A Class A1B, 3.5% 8/25/59 (b)	380,923	347,301
Series 2020-1A Class A1B, 3.5% 10/25/59 (b)	3,736,138	3,355,597
New York Mortgage Trust sequential payer Series 2021-SP1 Class A1, 1.6696% 8/25/61 (b)	9,513,004	8,724,784
NYMT Loan Trust sequential payer Series 2021-CP1 Class A1, 2.0424% 7/25/61 (b)	16,300,494	14,491,499
Oceanview Mortgage Loan Trust sequential payer Series 2020-1 Class A1A, 1.7329% 5/28/50 (b)	53,299	47,497
Ocwen Ln Investment Trust 2023-Hb1 Series 2023-HB1 Class A, 3% 6/25/36 (b)	4,119,832	3,905,949
Preston Ridge Partners Mortgage Trust:
sequential payer Series 2021-8 Class A1, 1.743% 9/25/26 (b)(e)	1,886,343	1,766,489
Series 2021-2 Class A1, 2.115% 3/25/26 (b)	13,006,517	12,508,685
Series 2021-RPL1 Class A1, 1.319% 7/25/51 (b)	3,828,967	3,358,704
Series 2021-RPL2 Class A1, 1.455% 10/25/51 (b)(e)	5,396,928	4,746,812
PRET LLC Series 2022-RN1 Class A1, 3.721% 7/25/51 (b)	1,523,362	1,455,539
Prpm 2023-Rcf1 LLC Series 2023-RCF1 Class A1, 4% 6/25/53 (b)	6,928,598	6,486,182
RMF Buyout Issuance Trust:
sequential payer:
Series 2021-HB1 Class A, 1.2586% 11/25/31 (b)	6,856,105	6,578,115
Series 2022-HB1 Class A, 4.272% 4/25/32 (b)	4,601,662	4,433,469
Series 2020-HB1 Class A1, 1.7188% 10/25/50 (b)	2,752,059	2,587,006
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 6.546% 7/20/34 (e)(i)	1,745	1,544
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, CME Term SOFR 1 Month Index + 0.750% 6.0974% 9/25/43 (e)(i)	52,449	49,035
Towd Point Mortgage Trust:
sequential payer:
Series 2021-1 Class A1, 2.25% 11/25/61 (b)(e)	30,654,065	27,240,057
Series 2022-K147 Class A2, 3.75% 7/25/62 (b)	47,703,648	43,015,811
Series 2020-1 Class A1, 2.71% 1/25/60 (b)	848,329	782,479
Wells Fargo Mortgage Backed Securities Trust Series 2003-I Class A1, 6.0727% 9/25/33 (e)	6,086	5,794
TOTAL PRIVATE SPONSOR		319,899,449
U.S. Government Agency - 1.1%
Fannie Mae:
floater:
Series 2002-18 Class FD, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.910% 6.2426% 2/25/32 (e)(i)	1,842	1,836
Series 2002-39 Class FD, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 6.4396% 3/18/32 (e)(i)	3,446	3,454
Series 2002-60 Class FV, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 6.4426% 4/25/32 (e)(i)	3,859	3,866
Series 2002-63 Class FN, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 6.4426% 10/25/32 (e)(i)	4,681	4,691
Series 2002-7 Class FC, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.860% 6.1926% 1/25/32 (e)(i)	1,734	1,726
Series 2003-118 Class S, 7.980% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 2.6574% 12/25/33 (e)(o)(p)	74,430	10,000
Series 2006-104 Class GI, 6.560% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.2374% 11/25/36 (e)(o)(p)	49,304	4,100
Series 2012-154 Class F, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.410% 5.7426% 1/25/43 (e)(i)	474,115	457,542
Series 2017-36 Class FB, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.460% 5.7926% 5/25/47 (e)(i)	952,069	911,301
Series 2018-32 Class FB, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.410% 5.7426% 5/25/48 (e)(i)	537,378	512,372
Series 2018-38 Class FG, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.410% 5.7426% 6/25/48 (e)(i)	1,265,660	1,204,169
Series 2019-23 Class FC, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.560% 5.8926% 5/25/49 (e)(i)	8,358,493	8,086,694
planned amortization class:
Series 1996-28 Class PK, 6.5% 7/25/25	197	197
Series 1999-17 Class PG, 6% 4/25/29	22,401	22,632
Series 1999-32 Class PL, 6% 7/25/29	28,467	28,636
Series 1999-33 Class PK, 6% 7/25/29	20,407	20,544
Series 2001-52 Class YZ, 6.5% 10/25/31	3,405	3,466
Series 2005-102 Class CO 11/25/35 (q)	10,895	9,184
Series 2005-39 Class TE, 5% 5/25/35	12,246	12,211
Series 2005-73 Class SA, 17.500% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 3.3993% 8/25/35 (e)(i)(p)	2,692	2,687
Series 2005-81 Class PC, 5.5% 9/25/35	34,163	34,586
Series 2006-12 Class BO 10/25/35 (q)	49,309	42,266
Series 2006-15 Class OP 3/25/36 (q)	66,174	55,182
Series 2006-37 Class OW 5/25/36 (q)	6,851	5,295
Series 2006-45 Class OP 6/25/36 (q)	20,747	16,304
Series 2006-62 Class KP 4/25/36 (q)	32,610	26,380
Series 2012-149:
Class DA, 1.75% 1/25/43	90,673	81,902
Class GA, 1.75% 6/25/42	102,042	91,318
Series 2021-45 Class DA, 3% 7/25/51	9,283,372	7,975,035
Series 2021-69 Class JK, 1.5% 10/25/51	5,296,241	4,240,111
Series 2022-2 Class TH, 2.5% 2/25/52	3,267,300	2,879,846
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	3,195	3,227
Series 1999-25 Class Z, 6% 6/25/29	17,593	17,496
Series 2001-20 Class Z, 6% 5/25/31	26,664	26,895
Series 2001-31 Class ZC, 6.5% 7/25/31	12,143	12,194
Series 2002-16 Class ZD, 6.5% 4/25/32	9,950	10,144
Series 2002-74 Class SV, 7.430% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 2.1074% 11/25/32 (e)(o)(p)	14,948	361
Series 2012-67 Class AI, 4.5% 7/25/27 (o)	15,379	328
Series 2020-101 Class BA, 1.5% 9/25/45	9,363,991	7,824,628
Series 2020-43 Class MA, 2% 1/25/45	9,422,128	8,268,007
Series 2020-49 Class JA, 2% 8/25/44	5,296,686	4,681,948
Series 2020-80 Class BA, 1.5% 3/25/45	13,096,524	11,012,587
Series 2021-68 Class A, 2% 7/25/49	10,752,582	8,268,350
Series 2021-85 Class L, 2.5% 8/25/48	5,869,695	5,022,131
Series 2021-95:
Class 0, 2.5% 9/25/48	11,541,872	9,842,710
Class BA, 2.5% 6/25/49	17,575,446	14,985,695
Series 2021-96 Class HA, 2.5% 2/25/50	9,519,746	8,008,887
Series 2022-1 Class KA, 3% 5/25/48	6,242,301	5,521,287
Series 2022-11 Class B, 3% 6/25/49	6,545,269	5,869,298
Series 2022-13:
Class HA, 3% 8/25/46	8,823,252	8,058,050
Class JA, 3% 5/25/48	4,922,809	4,378,632
Series 2022-15 Class GC, 3% 1/25/47	7,882,599	7,098,831
Series 2022-17 Class BH, 3% 5/25/47	8,741,754	7,884,629
Series 2022-3:
Class D, 2% 2/25/48	17,747,166	15,204,701
Class N, 2% 10/25/47	75,841,130	63,211,360
Series 2022-30 Class E, 4.5% 7/25/48	17,857,022	17,028,694
Series 2022-4 Class B, 2.5% 5/25/49	6,988,064	5,973,056
Series 2022-49 Class TC, 4% 12/25/48	5,750,798	5,466,984
Series 2022-5:
Class 0, 2.5% 6/25/48	6,380,319	5,484,767
Class DA, 2.25% 11/25/47	20,218,028	17,317,331
Series 2022-7:
Class A, 3% 5/25/48	8,900,920	7,873,525
Class E, 2.5% 11/25/47	17,326,291	15,127,141
Series 2022-9 Class BA, 3% 5/25/48	7,362,108	6,545,248
Series 06-116 Class SG, 6.520% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.1974% 12/25/36 (e)(o)(p)	36,040	3,210
Series 07-40 Class SE, 6.320% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 0.9974% 5/25/37 (e)(o)(p)	19,471	1,985
Series 2003-21 Class SK, 7.980% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 2.6574% 3/25/33 (e)(o)(p)	5,509	535
Series 2005-72 Class ZC, 5.5% 8/25/35	272,989	271,587
Series 2005-79 Class ZC, 5.9% 9/25/35	169,313	169,339
Series 2007-57 Class SA, 40.600% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 7.9646% 6/25/37 (e)(i)(p)	20,875	24,584
Series 2007-66:
Class SA, 38.910% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 6.9446% 7/25/37 (e)(i)(p)	21,941	25,914
Class SB, 38.910% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 6.9446% 7/25/37 (e)(i)(p)	5,621	6,068
Series 2010-135 Class ZA, 4.5% 12/25/40	61,474	59,792
Series 2010-139 Class NI, 4.5% 2/25/40 (o)	11,820	108
Series 2010-150 Class ZC, 4.75% 1/25/41	624,419	605,954
Series 2010-95 Class ZC, 5% 9/25/40	1,334,108	1,314,855
Series 2011-39 Class ZA, 6% 11/25/32	79,383	80,744
Series 2011-4 Class PZ, 5% 2/25/41	201,503	189,992
Series 2011-67 Class AI, 4% 7/25/26 (o)	5,228	105
Series 2012-100 Class WI, 3% 9/25/27 (o)	215,600	7,839
Series 2012-9 Class SH, 6.430% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.1074% 6/25/41 (e)(o)(p)	22,024	160
Series 2013-133 Class IB, 3% 4/25/32 (o)	66,378	1,390
Series 2013-134 Class SA, 5.930% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 0.6074% 1/25/44 (e)(o)(p)	76,575	7,088
Series 2013-16 Class GP, 3% 3/25/33	414,340	398,348
Series 2013-44 Class DJ, 1.85% 5/25/33	6,419,248	5,743,395
Series 2013-51 Class GI, 3% 10/25/32 (o)	72,166	3,899
Series 2013-N1 Class A, 6.600% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.2774% 6/25/35 (e)(o)(p)	103,879	7,155
Series 2015-42 Class IL, 6% 6/25/45 (o)	509,018	85,210
Series 2015-70 Class JC, 3% 10/25/45	565,730	529,942
Series 2017-30 Class AI, 5.5% 5/25/47 (o)	264,375	44,844
Series 2020-39 Class MG, 1.5% 6/25/40	23,717,241	19,108,426
Series 2020-45:
Class JC, 1.5% 7/25/40	24,239,605	19,523,256
Class JL, 3% 7/25/40	431,598	383,805
Series 2020-59 Class MC, 1.5% 8/25/40	26,522,336	21,350,046
Series 2021-59 Class H, 2% 6/25/48	6,073,603	4,797,532
Series 2021-66:
Class DA, 2% 1/25/48	6,537,246	5,197,273
Class DM, 2% 1/25/48	6,947,219	5,523,212
Series 2022-28 Class A, 2.5% 2/25/52	16,695,994	15,102,777
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 5, 5.5% 7/25/33 (o)	16,916	2,673
Series 343 Class 16, 5.5% 5/25/34 (o)	15,868	2,529
Series 348 Class 14, 6.5% 8/25/34 (e)(o)	13,415	2,590
Series 351:
Class 12, 5.5% 4/25/34 (e)(o)	8,307	1,373
Class 13, 6% 3/25/34 (o)	12,511	2,257
Series 359 Class 19, 6% 7/25/35 (e)(o)	7,243	1,361
Series 384 Class 6, 5% 7/25/37 (o)	71,554	12,097
Freddie Mac:
floater:
Series 2412 Class FK, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.910% 6.2385% 1/15/32 (e)(i)	1,327	1,321
Series 2423 Class FA, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.010% 6.3385% 3/15/32 (e)(i)	2,089	2,087
Series 2424 Class FM, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 6.4385% 3/15/32 (e)(i)	1,823	1,826
Series 2432:
Class FE, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.010% 6.3385% 6/15/31 (e)(i)	3,261	3,258
Class FG, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.010% 6.3385% 3/15/32 (e)(i)	1,159	1,157
Series 4709 Class FE, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.460% 5.7885% 8/15/47 (e)(i)	494,441	473,431
planned amortization class:
Series 2021-5141 Class JM, 1.5% 4/25/51	5,159,858	4,109,944
Series 2021-5148:
Class AD, 1.5% 10/25/51	5,214,199	4,179,704
Class PC, 1.5% 10/25/51	5,181,810	4,103,439
Series 2095 Class PE, 6% 11/15/28	28,538	28,803
Series 2101 Class PD, 6% 11/15/28	1,944	1,960
Series 2104 Class PG, 6% 12/15/28	2,151	2,167
Series 2121 Class MG, 6% 2/15/29	11,848	11,936
Series 2131 Class BG, 6% 3/15/29	65,378	65,894
Series 2137 Class PG, 6% 3/15/29	10,264	10,344
Series 2154 Class PT, 6% 5/15/29	22,074	22,248
Series 2162 Class PH, 6% 6/15/29	3,943	3,967
Series 2520 Class BE, 6% 11/15/32	39,660	40,485
Series 2693 Class MD, 5.5% 10/15/33	154,336	153,707
Series 2802 Class OB, 6% 5/15/34	32,853	33,204
Series 3002 Class NE, 5% 7/15/35	85,109	84,595
Series 3110 Class OP 9/15/35 (q)	15,450	14,389
Series 3119 Class PO 2/15/36 (q)	78,777	62,320
Series 3121 Class KO 3/15/36 (q)	12,139	9,936
Series 3123 Class LO 3/15/36 (q)	44,546	35,553
Series 3145 Class GO 4/15/36 (q)	46,231	37,199
Series 3189 Class PD, 6% 7/15/36	77,704	79,729
Series 3225 Class EO 10/15/36 (q)	23,399	18,270
Series 3258 Class PM, 5.5% 12/15/36	26,747	27,137
Series 3415 Class PC, 5% 12/15/37	35,681	35,221
Series 3806 Class UP, 4.5% 2/15/41	176,155	170,655
Series 3832 Class PE, 5% 3/15/41	343,951	340,777
Series 4135 Class AB, 1.75% 6/15/42	77,387	69,479
sequential payer:
Series 2009-3550 Class DB, 4% 7/15/24	127,973	127,199
Series 2009-3578 Class KB, 4% 9/15/24	88,894	88,186
Series 2010-3711 Class B, 4% 8/15/25	335,537	330,849
Series 2010-3720 Class EB, 4% 9/15/25	475,376	468,426
Series 2012-4140 Class JW, 4% 3/15/25	254,414	251,555
Series 2020-4993 Class LA, 2% 8/25/44	9,004,956	7,980,310
Series 2020-5018:
Class LC, 3% 10/25/40	2,897,909	2,568,005
Class LY, 3% 10/25/40	2,199,165	1,949,381
Series 2020-5066 Class A, 1.5% 11/25/44	3,882,951	3,259,522
Series 2021-5169 Class TP, 2.5% 6/25/49	5,103,485	4,309,613
Series 2021-5175 Class CB, 2.5% 4/25/50	33,955,598	28,581,684
Series 2021-5180 Class KA, 2.5% 10/25/47	6,896,295	6,011,520
Series 2022-5189:
Class DA, 2.5% 5/25/49	4,731,119	4,028,059
Class TP, 2.5% 5/25/49	4,624,084	3,936,396
Series 2022-5190:
Class BA, 2.5% 11/25/47	4,576,009	3,938,070
Class CA, 2.5% 5/25/49	3,872,601	3,294,488
Series 2022-5191 Class CA, 2.5% 4/25/50	8,139,282	6,859,444
Series 2022-5197:
Class A, 2.5% 6/25/49	3,872,608	3,296,129
Class DA, 2.5% 11/25/47	3,475,051	2,991,869
Series 2022-5198 Class BA, 2.5% 11/25/47	16,931,260	14,735,790
Series 2022-5201 Class EB, 3% 2/25/48	9,211,656	8,283,518
Series 2022-5202:
Class AG, 3% 1/25/49	3,856,308	3,421,009
Class LB, 2.5% 10/25/47	3,710,498	3,187,384
Class UA, 3% 4/25/50	6,807,109	5,972,092
Series 2022-5210 Class TA, 3.5% 11/25/46	5,050,698	4,615,115
Series 2114 Class ZM, 6% 1/15/29	916	924
Series 2135 Class JE, 6% 3/15/29	6,316	6,429
Series 2274 Class ZM, 6.5% 1/15/31	8,570	8,606
Series 2281 Class ZB, 6% 3/15/30	13,393	13,498
Series 2303 Class ZV, 6% 4/15/31	6,970	7,037
Series 2357 Class ZB, 6.5% 9/15/31	58,110	58,954
Series 2502 Class ZC, 6% 9/15/32	17,612	17,981
Series 2519 Class ZD, 5.5% 11/15/32	19,943	20,134
Series 2998 Class LY, 5.5% 7/15/25	3,490	3,477
Series 3871 Class KB, 5.5% 6/15/41	430,940	440,562
Series 06-3115 Class SM, 6.480% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.1615% 2/15/36 (e)(o)(p)	27,116	2,163
Series 1658 Class GZ, 7% 1/15/24	82	82
Series 2013-4281 Class AI, 4% 12/15/28 (o)	25,547	241
Series 2017-4683 Class LM, 3% 5/15/47	713,413	669,371
Series 2020-5000 Class BA, 2% 4/25/45	15,495,509	13,537,324
Series 2020-5041:
Class LA, 1.5% 11/25/40	3,590,606	2,902,611
Class LB, 3% 11/25/40	4,934,031	4,370,720
Series 2020-5046 Class PT, 1.5% 11/25/40	2,723,720	2,199,940
Series 2021-5083 Class VA, 1% 8/15/38	20,858,097	19,294,169
Series 2021-5176 Class AG, 2% 1/25/47	25,639,887	21,325,948
Series 2021-5182 Class A, 2.5% 10/25/48	44,701,761	37,996,086
Series 2022-5207 Class PA, 3% 6/25/51	11,750,708	10,089,163
Series 2022-5210 Class AB, 3% 1/25/42	8,861,837	8,011,833
Series 2022-5214 Class CB, 3.25% 4/25/52	21,904,233	19,961,004
Series 2022-5236 Class P, 5% 4/25/48	7,086,003	6,972,173
Series 2022-5266 Class CD, 4.5% 10/25/44	13,600,342	13,214,427
Series 2380 Class SY, 8.080% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 2.7615% 11/15/31 (e)(o)(p)	6,581	212
Series 2587 Class IM, 6.5% 3/15/33 (o)	2,318	385
Series 2933 Class ZM, 5.75% 2/15/35	377,534	383,569
Series 2935 Class ZK, 5.5% 2/15/35	302,861	306,969
Series 2947 Class XZ, 6% 3/15/35	156,285	159,794
Series 2996 Class ZD, 5.5% 6/15/35	258,992	260,930
Series 3237 Class C, 5.5% 11/15/36	341,364	342,100
Series 3244 Class SG, 6.540% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.2215% 11/15/36 (e)(o)(p)	109,611	9,244
Series 3336 Class LI, 6.460% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.1415% 6/15/37 (e)(o)(p)	71,749	7,244
Series 3949 Class MK, 4.5% 10/15/34	151,872	149,144
Series 4055 Class BI, 3.5% 5/15/31 (o)	52,280	762
Series 4149 Class IO, 3% 1/15/33 (o)	38,989	2,944
Series 4314 Class AI, 5% 3/15/34 (o)	12,851	279
Series 4427 Class LI, 3.5% 2/15/34 (o)	248,623	13,273
Series 4471 Class PA 4% 12/15/40	249,294	241,939
target amortization class:
Series 2007-3366 Class FD, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.360% 5.6885% 5/15/37 (e)(i)	85,363	83,046
Series 2156 Class TC, 6.25% 5/15/29	5,672	5,676
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.010% 6.3385% 2/15/24 (e)(i)	25	25
planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	2,520	2,528
sequential payer:
Series 2043 Class ZH, 6% 4/15/28	7,334	7,383
Series 2056 Class Z, 6% 5/15/28	16,945	17,090
Freddie Mac Multi-family Structured pass-thru certificates:
floater Series 4795 Class FA, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.410% 5.7385% 5/15/48 (e)(i)	858,364	815,825
planned amortization class Series 20XX-5165 Class PC, 1.5% 11/25/51	6,634,904	5,341,349
sequential payer:
Series 2021-5159:
Class EA, 2.5% 8/25/48	5,017,192	4,242,630
Class GC, 2% 11/25/47	5,525,868	4,694,756
Series 2021-5164 Class M, 2.5% 7/25/48	5,122,062	4,332,759
Series 4386 Class AZ, 4.5% 11/15/40	797,161	762,303
Freddie Mac Seasoned Credit Risk Transfer Trust:
sequential payer:
Series 2018-3 Class MA, 3.5% 8/25/57	5,627,758	5,259,699
Series 2018-4 Class MA, 3.5% 3/25/58	2,234,649	2,062,360
Series 2019-1 Class MA, 3.5% 7/25/58	3,744,883	3,483,355
Series 2018-3 Class M55D, 4% 8/25/57	328,386	295,039
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.570% - CME Term SOFR 1 Month Index 1.246% 6/16/37 (e)(o)(p)	46,850	4,272
Series 2010-H03 Class FA, CME Term SOFR 1 Month Index + 0.660% 5.9905% 3/20/60 (e)(i)(r)	327,009	325,841
Series 2010-H17 Class FA, CME Term SOFR 1 Month Index + 0.440% 5.7705% 7/20/60 (e)(i)(r)	78,762	78,248
Series 2010-H18 Class AF, CME Term SOFR 1 Month Index + 0.410% 5.7386% 9/20/60 (e)(i)(r)	73,910	73,343
Series 2010-H19 Class FG, CME Term SOFR 1 Month Index + 0.410% 5.7386% 8/20/60 (e)(i)(r)	63,700	63,221
Series 2010-H27 Class FA, CME Term SOFR 1 Month Index + 0.380% 5.8186% 12/20/60 (e)(i)(r)	181,579	180,542
Series 2011-H05 Class FA, CME Term SOFR 1 Month Index + 0.610% 5.9386% 12/20/60 (e)(i)(r)	139,633	139,072
Series 2011-H07 Class FA, CME Term SOFR 1 Month Index + 0.610% 5.9386% 2/20/61 (e)(i)(r)	122,175	121,583
Series 2011-H12 Class FA, CME Term SOFR 1 Month Index + 0.600% 5.9286% 2/20/61 (e)(i)(r)	185,364	184,446
Series 2011-H13 Class FA, CME Term SOFR 1 Month Index + 0.610% 5.9386% 4/20/61 (e)(i)(r)	149,789	149,176
Series 2011-H14:
Class FB, CME Term SOFR 1 Month Index + 0.610% 5.9386% 5/20/61 (e)(i)(r)	235,331	234,559
Class FC, CME Term SOFR 1 Month Index + 0.610% 5.9386% 5/20/61 (e)(i)(r)	165,475	164,832
Series 2011-H17 Class FA, CME Term SOFR 1 Month Index + 0.640% 5.9686% 6/20/61 (e)(i)(r)	178,233	177,586
Series 2011-H20 Class FA, CME Term SOFR 1 Month Index + 0.660% 5.9886% 9/20/61 (e)(i)(r)	530,122	528,305
Series 2011-H21 Class FA, CME Term SOFR 1 Month Index + 0.710% 6.0386% 10/20/61 (e)(i)(r)	196,971	196,424
Series 2012-H01 Class FA, CME Term SOFR 1 Month Index + 0.810% 6.1386% 11/20/61 (e)(i)(r)	203,258	202,915
Series 2012-H03 Class FA, CME Term SOFR 1 Month Index + 0.810% 6.1386% 1/20/62 (e)(i)(r)	99,353	99,168
Series 2012-H06 Class FA, CME Term SOFR 1 Month Index + 0.740% 6.0686% 1/20/62 (e)(i)(r)	181,730	181,187
Series 2012-H07 Class FA, CME Term SOFR 1 Month Index + 0.740% 6.0686% 3/20/62 (e)(i)(r)	97,313	96,959
Series 2012-H21 Class DF, CME Term SOFR 1 Month Index + 0.760% 4.8706% 5/20/61 (e)(i)(r)	4,431	4,389
Series 2014-H03 Class FA, CME Term SOFR 1 Month Index + 0.710% 6.0386% 1/20/64 (e)(i)(r)	101,398	101,096
Series 2014-H05 Class FB, CME Term SOFR 1 Month Index + 0.710% 6.0386% 12/20/63 (e)(i)(r)	340,753	340,075
Series 2014-H11 Class BA, CME Term SOFR 1 Month Index + 0.610% 5.9386% 6/20/64 (e)(i)(r)	139,005	138,439
Series 2015-H13 Class FL, CME Term SOFR 1 Month Index + 0.390% 5.7186% 5/20/63 (e)(i)(r)	3,223	3,019
Series 2015-H19 Class FA, CME Term SOFR 1 Month Index + 0.310% 5.6386% 4/20/63 (e)(i)(r)	5,734	5,656
Series 2016-H20 Class FM, CME Term SOFR 1 Month Index + 0.510% 5.8386% 12/20/62 (e)(i)(r)	11,940	11,710
Series 2019-23 Class NF, CME Term SOFR 1 Month Index + 0.560% 5.8956% 2/20/49 (e)(i)	2,039,829	1,981,043
planned amortization class:
Series 2011-136 Class WI, 4.5% 5/20/40 (o)	13,715	881
Series 2016-69 Class WA, 3% 2/20/46	297,044	267,499
Series 2017-134 Class BA, 2.5% 11/20/46	110,412	97,212
Series 2017-153 Class GA, 3% 9/20/47	957,526	840,449
Series 2017-182 Class KA, 3% 10/20/47	755,663	670,836
Series 2018-13 Class Q, 3% 4/20/47	944,679	855,914
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34	130,291	127,002
Series 2010-160 Class DY, 4% 12/20/40	980,031	931,990
Series 2010-170 Class B, 4% 12/20/40	216,012	205,376
Series 2017-139 Class BA, 3% 9/20/47	2,906,859	2,559,835
Series 2004-32 Class GS, 6.380% - CME Term SOFR 1 Month Index 1.056% 5/16/34 (e)(o)(p)	32,090	2,025
Series 2004-73 Class AL, 7.080% - CME Term SOFR 1 Month Index 1.756% 8/17/34 (e)(o)(p)	23,834	1,995
Series 2010-116 Class QB, 4% 9/16/40	68,072	65,249
Series 2010-H10 Class FA, CME Term SOFR 1 Month Index + 0.440% 5.7705% 5/20/60 (e)(i)(r)	209,151	207,852
Series 2011-52 Class HI, 7% 4/16/41 (o)	27,363	4,009
Series 2011-94 Class SA, 5.980% - CME Term SOFR 1 Month Index 0.6545% 7/20/41 (e)(o)(p)	84,133	6,998
Series 2013-149 Class MA, 2.5% 5/20/40	650,364	621,854
Series 2014-2 Class BA, 3% 1/20/44	1,816,920	1,622,926
Series 2014-21 Class HA, 3% 2/20/44	672,591	602,007
Series 2014-25 Class HC, 3% 2/20/44	1,143,016	1,016,585
Series 2014-5 Class A, 3% 1/20/44	959,830	857,651
Series 2015-H13 Class HA, 2.5% 8/20/64 (r)	10,793	10,086
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 5.96% 5/20/66 (e)(i)(r)	635,377	633,430
Series 2017-186 Class HK, 3% 11/16/45	983,054	877,581
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 5.81% 8/20/66 (e)(i)(r)	1,151,518	1,146,981
Ginnie Mae REMIC Trust Series 2015-H17 Class GZ, 4.3033% 5/20/65 (e)(r)	28,402	27,625
TOTAL U.S. GOVERNMENT AGENCY		756,554,081
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,113,668,449)		1,076,453,530

Commercial Mortgage Securities - 3.8%
	Principal Amount (a)	Value ($)
BAMLL Commercial Mortgage Securities Trust:
floater Series 2022-DKLX:
Class A, CME Term SOFR 1 Month Index + 1.150% 6.473% 1/15/39 (b)(e)(i)	12,973,862	12,646,569
Class B, CME Term SOFR 1 Month Index + 1.550% 6.873% 1/15/39 (b)(e)(i)	2,064,000	2,002,223
Class C, CME Term SOFR 1 Month Index + 2.150% 7.473% 1/15/39 (b)(e)(i)	1,474,000	1,422,111
sequential payer Series 2019-BPR:
Class AMP, 3.287% 11/5/32 (b)	10,500,000	9,616,259
Class ANM, 3.112% 11/5/32 (b)	6,380,000	5,733,527
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (b)	1,295,000	1,058,890
Class CNM, 3.8425% 11/5/32 (b)(e)	536,000	395,057
BANK:
sequential payer:
Series 2017-BNK9 Class A4, 3.538% 11/15/54	11,067,000	10,190,182
Series 2018-BN10:
Class A4, 3.428% 2/15/61	7,450,721	6,851,617
Class A5, 3.688% 2/15/61	40,101,000	37,096,633
Series 2018-BN14:
Class A4, 4.231% 9/15/60	10,750,000	10,107,889
Class ASB, 4.185% 9/15/60	6,058,221	5,882,892
Series 2018-BN15 Class ASB, 4.285% 11/15/61	1,347,022	1,309,066
Series 2019-BN21 Class A5, 2.851% 10/17/52	1,112,000	948,486
Series 2019-BN23 Class ASB, 2.846% 12/15/52	3,300,000	3,033,282
Series 2021-BN35 Class ASB, 2.067% 6/15/64	1,200,000	1,018,530
Series 2023-5YR1:
Class A2, 5.779% 4/15/56	26,590,000	26,478,641
Class A3, 6.26% 4/15/56	31,590,000	32,058,852
Series 2020-BN25 Class XB, 0.532% 1/15/63 (e)(o)	30,600,000	689,452
Series 2021-BN33 Class XA, 1.167% 5/15/64 (e)(o)	102,672,916	5,346,364
Bank 2018-Bnk13 sequential payer Series 2018-BN13 Class A4, 3.953% 8/15/61	6,489,939	6,029,319
BANK Trust sequential payer Series 2017-BNK5 Class A5, 3.39% 6/15/60	10,059,000	9,290,965
Bank5 2023-5Yr4 sequential payer Series 2023-5YR4 Class A3, 6.683% 12/15/56	10,700,000	11,020,647
Barclays Commercial Mortgage Securities LLC sequential payer Series 2019-C5 Class ASB, 2.99% 11/15/52	1,896,629	1,769,482
Bayview Commercial Asset Trust floater:
Series 2005-3A:
Class A2, CME Term SOFR 1 Month Index + 0.710% 5.8574% 11/25/35 (b)(e)(i)	24,278	22,011
Class M1, CME Term SOFR 1 Month Index + 0.770% 5.8974% 11/25/35 (b)(e)(i)	6,494	5,769
Series 2005-4A:
Class A2, CME Term SOFR 1 Month Index + 0.690% 6.0424% 1/25/36 (b)(e)(i)	59,120	53,460
Class M1, CME Term SOFR 1 Month Index + 0.780% 6.1324% 1/25/36 (b)(e)(i)	19,086	17,263
Class M2, CME Term SOFR 1 Month Index + 0.810% 6.1624% 1/25/36 (b)(e)(i)	7,197	6,521
Class M3, CME Term SOFR 1 Month Index + 0.860% 6.2074% 1/25/36 (b)(e)(i)	10,475	9,495
Series 2006-1:
Class A2, CME Term SOFR 1 Month Index + 0.650% 5.9974% 4/25/36 (b)(e)(i)	10,054	9,026
Class M1, CME Term SOFR 1 Month Index + 0.680% 6.0274% 4/25/36 (b)(e)(i)	6,079	5,432
Class M2, CME Term SOFR 1 Month Index + 0.710% 6.0574% 4/25/36 (b)(e)(i)	6,430	5,886
Class M6, CME Term SOFR 1 Month Index + 1.070% 6.4174% 4/25/36 (b)(e)(i)	6,079	5,260
Series 2006-2A:
Class M1, CME Term SOFR 1 Month Index + 0.570% 5.9224% 7/25/36 (b)(e)(i)	8,900	8,379
Class M2, CME Term SOFR 1 Month Index + 0.600% 5.9524% 7/25/36 (b)(e)(i)	6,324	5,723
Class M4, CME Term SOFR 1 Month Index + 0.740% 6.0874% 7/25/36 (b)(e)(i)	5,973	5,582
Series 2006-4A:
Class A2, CME Term SOFR 1 Month Index + 0.510% 5.8624% 12/25/36 (b)(e)(i)	131,287	119,909
Class M1, CME Term SOFR 1 Month Index + 0.540% 5.8924% 12/25/36 (b)(e)(i)	10,551	9,662
Class M3, CME Term SOFR 1 Month Index + 0.620% 5.9674% 12/25/36 (b)(e)(i)	7,152	6,612
Series 2007-1 Class A2, CME Term SOFR 1 Month Index + 0.510% 5.8624% 3/25/37 (b)(e)(i)	32,006	28,670
Series 2007-2A:
Class A1, CME Term SOFR 1 Month Index + 0.380% 5.7274% 7/25/37 (b)(e)(i)	104,323	93,084
Class A2, CME Term SOFR 1 Month Index + 0.430% 5.7774% 7/25/37 (b)(e)(i)	97,645	86,329
Class M1, CME Term SOFR 1 Month Index + 0.480% 5.8274% 7/25/37 (b)(e)(i)	33,262	29,310
Class M2, CME Term SOFR 1 Month Index + 0.520% 5.8674% 7/25/37 (b)(e)(i)	21,671	19,144
Class M3, CME Term SOFR 1 Month Index + 0.600% 5.9474% 7/25/37 (b)(e)(i)	29,112	23,122
Series 2007-3:
Class A2, CME Term SOFR 1 Month Index + 0.540% 5.8924% 7/25/37 (b)(e)(i)	36,237	31,875
Class M1, CME Term SOFR 1 Month Index + 0.570% 5.9224% 7/25/37 (b)(e)(i)	19,222	17,126
Class M2, CME Term SOFR 1 Month Index + 0.620% 5.9674% 7/25/37 (b)(e)(i)	20,510	18,039
Class M3, CME Term SOFR 1 Month Index + 0.660% 6.0124% 7/25/37 (b)(e)(i)	33,110	27,968
Class M4, CME Term SOFR 1 Month Index + 0.860% 6.2074% 7/25/37 (b)(e)(i)	52,056	44,647
Class M5, CME Term SOFR 1 Month Index + 1.010% 6.3574% 7/25/37 (b)(e)(i)	28,604	33,686
Bbcms Mortgage Trust 2023-C21 sequential payer Series 2023-C21 Class A3, 6.5061% 9/15/56 (e)	14,543,000	14,782,621
BCP Trust floater Series 2021-330N Class A, CME Term SOFR 1 Month Index + 0.910% 6.2365% 6/15/38 (b)(e)(i)	4,207,067	3,731,584
Benchmark 2023-V3 Mtg Trust sequential payer Series 2023-V3 Class A3, 6.3629% 7/15/56	8,300,000	8,491,293
Benchmark 2023-V4 Mtg Trust sequential payer Series 2023-V4 Class A3, 6.8409% 11/15/56	20,333,000	21,227,534
Benchmark Mortgage Trust:
sequential payer:
Series 2018-B1 Class ASB, 3.602% 1/15/51	2,913,371	2,793,209
Series 2018-B2 Class ASB, 3.7802% 2/15/51	3,130,636	3,025,210
Series 2018-B4 Class A5, 4.121% 7/15/51	1,260,000	1,174,470
Series 2019-B10:
Class A4, 3.717% 3/15/62	2,283,000	2,069,638
Class ASB, 3.615% 3/15/62	9,050,000	8,595,963
Series 2019-B13 Class A4, 2.952% 8/15/57	12,263,000	10,590,908
Series 2018-B7 Class A2, 4.377% 5/15/53	927,335	906,526
Series 2018-B8 Class A5, 4.2317% 1/15/52	15,369,000	14,144,831
Series 2019-B12 Class XA, 1.1612% 8/15/52 (e)(o)	81,857,431	2,862,178
Series 2019-B14 Class XA, 0.8975% 12/15/62 (e)(o)	128,914,423	3,464,859
Series 2020-B17 Class XA, 1.5364% 3/15/53 (e)(o)	28,809,848	1,467,784
Series 2020-B18 Class XA, 1.911% 7/15/53 (e)(o)	19,544,334	1,280,271
Series 2020-B19 Class XA, 1.8795% 9/15/53 (e)(o)	11,130,178	739,259
Series 2021-B27 Class XA, 1.3771% 7/15/54 (e)(o)	35,389,012	2,179,393
BLOX Trust floater sequential payer Series 2021-BLOX Class A, CME Term SOFR 1 Month Index + 0.860% 6.1875% 9/15/26 (b)(e)(i)	21,008,136	20,161,544
Bmo 2023-5C1 Mtg Trust sequential payer Series 2023-5C1 Class A3, 6.534% 8/15/56	10,100,000	10,367,183
Bmo 2023-C6 Mtg Trust Series 2023-C6 Class XA, 0.9828% 9/15/56 (e)(o)	225,378,795	12,719,748
BPR Trust floater Series 2022-OANA:
Class A, CME Term SOFR 1 Month Index + 1.890% 7.2209% 4/15/37 (b)(e)(i)	71,777,000	70,519,474
Class B, CME Term SOFR 1 Month Index + 2.440% 7.7699% 4/15/37 (b)(e)(i)	11,281,000	10,925,056
Bx 2021-Xl2 floater Series 2021-XL2 Class A, CME Term SOFR 1 Month Index + 0.800% 6.126% 10/15/38 (b)(e)(i)	1,204,954	1,175,458
BX Commercial Mortgage Trust:
floater:
Series 2021-PAC:
Class A, CME Term SOFR 1 Month Index + 0.800% 6.1266% 10/15/36 (b)(e)(i)	21,819,512	21,305,929
Class B, CME Term SOFR 1 Month Index + 1.010% 6.3363% 10/15/36 (b)(e)(i)	9,701,000	9,387,426
Class C, CME Term SOFR 1 Month Index + 1.210% 6.5361% 10/15/36 (b)(e)(i)	10,186,000	9,792,829
Class D, CME Term SOFR 1 Month Index + 1.410% 6.7358% 10/15/36 (b)(e)(i)	3,579,000	3,418,396
Class E, CME Term SOFR 1 Month Index + 2.060% 7.385% 10/15/36 (b)(e)(i)	11,390,000	10,878,903
Series 2021-VINO Class A, CME Term SOFR 1 Month Index + 0.760% 6.0898% 5/15/38 (b)(e)(i)	15,234,477	14,947,368
Series 2022-LP2:
Class A, CME Term SOFR 1 Month Index + 1.010% 6.3358% 2/15/39 (b)(e)(i)	5,040,252	4,918,515
Class B, CME Term SOFR 1 Month Index + 1.310% 6.6352% 2/15/39 (b)(e)(i)	6,537,261	6,340,412
Class C, CME Term SOFR 1 Month Index + 1.560% 6.8846% 2/15/39 (b)(e)(i)	5,889,205	5,660,157
Class D, CME Term SOFR 1 Month Index + 1.960% 7.2837% 2/15/39 (b)(e)(i)	5,889,205	5,601,063
floater sequential payer Series 2019-CALM Class A, CME Term SOFR 1 Month Index + 0.990% 6.3135% 11/15/32 (b)(e)(i)	2,663,553	2,648,359
Bx Commercial Mortgage Trust 2:
floater Series 2019-IMC:
Class B, CME Term SOFR 1 Month Index + 1.340% 6.6693% 4/15/34 (b)(e)(i)	4,437,000	4,390,975
Class C, CME Term SOFR 1 Month Index + 1.640% 6.9693% 4/15/34 (b)(e)(i)	2,933,000	2,887,370
Class D, CME Term SOFR 1 Month Index + 1.940% 7.2693% 4/15/34 (b)(e)(i)	3,079,000	3,019,129
floater sequential payer Series 2019-IMC Class A, CME Term SOFR 1 Month Index + 1.040% 6.3693% 4/15/34 (b)(e)(i)	14,129,000	14,019,071
BX Trust:
floater:
Series 2019-XL:
Class B, CME Term SOFR 1 Month Index + 1.190% 6.5174% 10/15/36 (b)(e)(i)	12,138,850	12,046,402
Class C, CME Term SOFR 1 Month Index + 1.360% 6.6874% 10/15/36 (b)(e)(i)	4,788,050	4,745,508
Class D, CME Term SOFR 1 Month Index + 1.560% 6.8874% 10/15/36 (b)(e)(i)	10,906,350	10,795,607
Class E, CME Term SOFR 1 Month Index + 1.910% 7.2374% 10/15/36 (b)(e)(i)	9,529,350	9,423,972
Series 2021-ACNT Class A, CME Term SOFR 1 Month Index + 0.960% 6.2875% 11/15/38 (b)(e)(i)	1,550,063	1,519,910
Series 2021-BXMF Class A, CME Term SOFR 1 Month Index + 0.750% 6.0734% 10/15/26 (b)(e)(i)	16,858,675	16,483,020
Series 2022-GPA Class A, CME Term SOFR 1 Month Index + 2.160% 7.4879% 8/15/39 (b)(e)(i)	24,098,000	24,120,638
Series 2022-IND:
Class A, CME Term SOFR 1 Month Index + 1.490% 6.8139% 4/15/37 (b)(e)(i)	17,340,895	17,079,852
Class B, CME Term SOFR 1 Month Index + 1.940% 7.2629% 4/15/37 (b)(e)(i)	8,839,744	8,695,589
Class C, CME Term SOFR 1 Month Index + 2.290% 7.6129% 4/15/37 (b)(e)(i)	2,475,283	2,428,708
Class D, CME Term SOFR 1 Month Index + 2.830% 8.1619% 4/15/37 (b)(e)(i)	1,669,772	1,629,978
floater sequential payer:
Series 2019-XL Class A, CME Term SOFR 1 Month Index + 1.030% 6.3574% 10/15/36 (b)(e)(i)	100,422,678	100,167,685
Series 2021-MFM1 Class A, CME Term SOFR 1 Month Index + 0.810% 6.1375% 1/15/34 (b)(e)(i)	5,493,322	5,406,973
Series 2021-SOAR Class A, CME Term SOFR 1 Month Index + 0.780% 6.1075% 6/15/38 (b)(e)(i)	25,105,177	24,624,250
CAMB Commercial Mortgage Trust floater Series 2019-LIFE:
Class A, CME Term SOFR 1 Month Index + 1.110% 6.44% 12/15/37 (b)(e)(i)	20,276,000	20,161,463
Class B, CME Term SOFR 1 Month Index + 1.290% 6.62% 12/15/37 (b)(e)(i)	7,200,000	7,131,830
CD Commercial Mortgage Trust sequential payer Series 2017-CD6 Class ASB, 3.332% 11/13/50	14,135,912	13,539,614
CD Mortgage Trust sequential payer Series 2017-CD5:
Class A3, 3.171% 8/15/50	17,950,000	16,452,387
Class AAB, 3.22% 8/15/50	632,950	605,666
CF Hippolyta Issuer LLC sequential payer:
Series 2020-1:
Class A1, 1.69% 7/15/60 (b)	28,296,507	25,902,337
Class A2, 1.99% 7/15/60 (b)	10,108,270	8,550,495
Series 2021-1A Class A1, 1.53% 3/15/61 (b)	15,360,984	13,539,799
CFCRE Commercial Mortgage Trust sequential payer:
Series 2016-C7 Class A2, 3.5853% 12/10/54	8,445,777	7,858,053
Series 2017-C8 Class A3, 3.3048% 6/15/50	17,489,806	16,084,960
CGDB Commercial Mortgage Trust floater Series 2019-MOB:
Class A, CME Term SOFR 1 Month Index + 1.060% 6.3874% 11/15/36 (b)(e)(i)	4,679,950	4,599,584
Class B, CME Term SOFR 1 Month Index + 1.360% 6.6874% 11/15/36 (b)(e)(i)	1,600,000	1,561,682
Cgms Commercial Mortgage Trust sequential payer Series 2017-B1:
Class A3, 3.197% 8/15/50	774,117	708,866
Class A4, 3.458% 8/15/50	2,800,000	2,557,999
Citigroup Commercial Mortgage Trust:
sequential payer:
Series 2014-GC23 Class A3, 3.356% 7/10/47	994,099	981,861
Series 2016-GC37 Class AAB, 3.098% 4/10/49	161,443	156,278
Series 2017-P7 Class AAB, 3.509% 4/14/50	479,292	462,551
Series 2019-C7 Class A4, 3.102% 12/15/72	10,211,702	8,847,924
Series 2014-GC25 Class A/S, 4.017% 10/10/47	7,354,000	7,102,878
Series 2015-GC27 Class A5, 3.137% 2/10/48	8,910,000	8,633,130
Series 2015-GC33:
Class AAB, 3.522% 9/10/58	2,821,674	2,754,689
Class XA, 1.021% 9/10/58 (e)(o)	1,449,126	17,788
Series 2016-P6 Class XA, 0.6964% 12/10/49 (e)(o)	1,172,612	15,600
Series 2019-GC41 Class XA, 1.1678% 8/10/56 (e)(o)	20,317,452	772,569
COMM Mortgage Trust:
sequential payer:
Series 2014-CR18 Class A5, 3.828% 7/15/47	2,137,000	2,107,476
Series 2015 LC19 Class A3, 2.922% 2/10/48	21,986,061	21,372,619
Series 2015-DC1 Class A4, 3.078% 2/10/48	37,196,612	36,461,451
Series 2013-CR13 Class AM, 4.449% 11/10/46	1,009,943	994,794
Series 2014-CR17 Class XA, 1.0583% 5/10/47 (e)(o)	2,669,936	1,939
Series 2014-CR20 Class XA, 1.0726% 11/10/47 (e)(o)	330,386	1,349
Series 2014-LC17 Class XA, 0.798% 10/10/47 (e)(o)	969,367	2,800
Series 2014-UBS6 Class XA, 0.9675% 12/10/47 (e)(o)	2,487,123	11,431
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4:
Class A, CME Term SOFR 1 Month Index + 1.020% 6.35% 5/15/36 (b)(e)(i)	25,302,052	25,245,006
Class B, CME Term SOFR 1 Month Index + 1.270% 6.6% 5/15/36 (b)(e)(i)	10,808,111	10,769,823
Class C, CME Term SOFR 1 Month Index + 1.470% 6.8% 5/15/36 (b)(e)(i)	17,618,168	17,516,050
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (b)	3,926,082	3,586,822
Series 2018-SITE:
Class A, 4.284% 4/15/36 (b)	5,615,509	5,593,228
Class B, 4.5349% 4/15/36 (b)	1,471,000	1,459,893
Class C, 4.9414% 4/15/36 (b)(e)	955,000	945,935
Class D, 4.9414% 4/15/36 (b)(e)	1,909,000	1,887,037
CSAIL Commercial Mortgage Trust sequential payer:
Series 19-C15 Class A2, 3.4505% 3/15/52	1,029,685	1,008,966
Series 2015-1 Class A3, 3.3512% 4/15/50	987,438	975,350
Series 2020-C19 Class ASB, 2.5501% 3/15/53	6,551,300	5,934,219
DBJPM Mortgage Trust sequential payer Series 2017-C6 Class ASB, 3.121% 6/10/50	3,389,646	3,242,574
ELP Commercial Mortgage Trust floater Series 2021-ELP:
Class A, CME Term SOFR 1 Month Index + 0.810% 6.1385% 11/15/38 (b)(e)(i)	63,861,685	62,498,992
Class B, CME Term SOFR 1 Month Index + 1.230% 6.5577% 11/15/38 (b)(e)(i)	27,242,291	26,558,433
Extended Stay America Trust floater Series 2021-ESH:
Class A, CME Term SOFR 1 Month Index + 1.190% 6.5175% 7/15/38 (b)(e)(i)	29,370,852	29,029,628
Class B, CME Term SOFR 1 Month Index + 1.490% 6.8175% 7/15/38 (b)(e)(i)	3,959,778	3,880,354
Class C, CME Term SOFR 1 Month Index + 1.810% 7.1375% 7/15/38 (b)(e)(i)	2,965,141	2,899,975
Class D, CME Term SOFR 1 Month Index + 2.360% 7.6875% 7/15/38 (b)(e)(i)	20,628,377	20,243,536
Freddie Mac:
sequential payer:
Series 2015-K049 Class A2, 3.01% 7/25/25	2,543,000	2,454,863
Series 2016-K054 Class A2, 2.745% 1/25/26	26,020,748	24,814,275
Series 2020-K117 Class A2, 1.406% 8/25/30	20,350,000	16,289,255
Series 2021-K126 Class A2, 2.074% 1/25/31	4,100,000	3,396,386
Series 2021-K127 Class A2, 2.108% 1/25/31	45,755,000	37,941,913
Series 2021-K136 Class A2, 2.127% 11/25/31	1,700,000	1,384,895
Series 2022-150 Class A2, 3.71% 9/25/32	30,800,000	28,015,822
Series 2022-K141 Class A2, 2.25% 2/25/32	10,466,000	8,573,801
Series 2022-K142 Class A2, 2.4% 3/25/32	26,977,000	22,316,839
Series 2022-K143 Class A2, 2.35% 3/25/32	4,000,000	3,291,017
Series 2022-K144 Class A2, 2.45% 4/25/32	63,032,000	52,200,858
Series 2022-K145 Class A2, 2.58% 5/25/32	10,307,000	8,612,350
Series 2022-K146 Class A2, 2.92% 6/25/32	22,753,000	19,521,917
Series 2022-K147 Class A2, 3% 6/25/32	27,709,000	23,912,712
Series 2022-K149 Class A2, 3.53% 8/25/32	14,100,000	12,662,467
Series 2022-K750 Class A2, 3% 9/25/29	75,249,000	68,368,164
Series 2023-154 Class A2, 4.35% 1/25/33	7,048,574	6,716,664
Series 2023-155 Class A2, 4.25% 4/25/33	4,740,000	4,479,089
Series 2023-158 Class A2, 4.05% 7/25/33	940,000	873,304
Series 2023-K-153 Class A2, 3.82% 12/25/32	8,490,000	7,771,310
Series 2023-K751 Class A2, 4.412% 3/25/30	7,710,000	7,489,609
Series K065 Class A2, 3.243% 4/25/27	18,275,000	17,338,894
Series K072 Class A2, 3.444% 12/25/27	8,764,000	8,310,339
Series 2017-K068 Class A2, 3.244% 8/25/27	25,525,250	24,123,140
Series 2017-K727 Class A2, 2.946% 7/25/24	14,890,479	14,651,999
Series 2021-K123 Class A2, 1.621% 12/25/30	2,923,000	2,351,458
Series 2022 K748 Class A2, 2.26% 1/25/29	45,299,000	39,975,484
Series K047 Class A2, 3.329% 5/25/25	42,356,449	41,184,459
Series K063 Class A2, 3.43% 1/25/27	6,124,002	5,866,046
Series K086 Class A2, 3.859% 11/25/28	11,771,000	11,248,158
Freddie Mac Multi-family Structured pass-thru certificates:
sequential payer Series 2015 K045 Class A2, 3.023% 1/25/25	22,094,307	21,493,057
Series K044 Class A2, 2.811% 1/25/25	48,983,494	47,589,875
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, CME Term SOFR 1 Month Index + 2.060% 7.3875% 9/15/31 (b)(e)(i)	7,670,731	7,591,078
Series 2018-HART Class A, CME Term SOFR 1 Month Index + 1.140% 6.473% 10/15/31 (b)(e)(i)	2,285,756	2,080,835
Series 2021-IP:
Class A, CME Term SOFR 1 Month Index + 1.060% 6.3875% 10/15/36 (b)(e)(i)	22,827,106	21,904,517
Class B, CME Term SOFR 1 Month Index + 1.260% 6.5875% 10/15/36 (b)(e)(i)	1,654,000	1,545,588
Class C, CME Term SOFR 1 Month Index + 1.660% 6.9875% 10/15/36 (b)(e)(i)	1,363,000	1,256,140
sequential payer:
Series 2015-GC34 Class A3, 3.244% 10/10/48	2,226,376	2,127,399
Series 2016-GC34 Class AAB, 3.278% 10/10/48	1,107,581	1,078,591
Series 2017-GS6 Class A2, 3.164% 5/10/50	4,096,129	3,774,623
Series 2018-GS10:
Class A4, 3.89% 7/10/51	15,685,681	14,512,649
Class A5, 4.155% 7/10/51	5,212,000	4,769,235
Class AAB, 4.106% 7/10/51	1,835,826	1,776,369
Series 2018-GS9 Class A4, 3.992% 3/10/51	20,920,000	19,091,575
Series 2011-GC5 Class A/S, 5.209% 8/10/44 (b)(e)	8,222,696	7,853,204
Series 2013-GC13 Class A/S, 3.9554% 7/10/46 (b)(e)	2,630,770	2,476,239
Series 2015-GC30 Class A/S, 3.777% 5/10/50	2,860,805	2,683,134
Intown Mortgage Trust floater sequential payer Series 2022-STAY Class A, CME Term SOFR 1 Month Index + 2.480% 7.8116% 8/15/39 (b)(e)(i)	53,036,000	53,135,692
J.P. Morgan Chase Commercial Mortgage Securities Trust floater Series 2012-NLP Class A, CME Term SOFR 1 Month Index + 0.590% 5.9194% 4/15/37 (b)(e)(i)	18,158,800	16,518,585
JP Morgan Chase Commercial Mortgage Securities Trust sequential payer Series 2021-2NU Class A, 1.9739% 1/5/40 (b)	24,200,000	18,193,456
JPMBB Commercial Mortgage Securities Trust:
sequential payer:
Series 2014-C21 Class A4, 3.4927% 8/15/47	5,700,473	5,650,742
Series 2014-C22 Class A4, 3.8012% 9/15/47	854,173	835,860
Series 2015-C29 Class A4, 3.6108% 5/15/48	5,409,013	5,169,308
Series 2013-C17 Class A/S, 4.4584% 1/15/47	9,500,000	9,262,500
JPMDB Commercial Mortgage Securities Trust sequential payer:
Series 2017-C5 Class ASB, 3.4919% 3/15/50	2,616,126	2,518,863
Series 2018-C8 Class ASB, 4.145% 6/15/51	8,039,410	7,770,506
Series 2019-COR6 Class A4, 3.0565% 11/13/52	2,872,000	2,325,665
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2019-BKWD Class A, CME Term SOFR 1 Month Index + 1.610% 6.9375% 9/15/29 (b)(e)(i)	4,937,713	4,550,339
Series 2013-LC11 Class A/S, 3.216% 4/15/46	1,881,082	1,734,358
Series 2018-AON Class D, 4.767% 7/5/31 (b)(e)	1,846,000	1,030,310
Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (b)	1,167,147	1,015,654
Class CFX, 4.9498% 7/5/33 (b)	767,000	583,075
Class DFX, 5.3503% 7/5/33 (b)	1,370,000	972,977
Class EFX, 5.3635% 7/5/33 (b)(e)	1,614,000	1,065,567
LCCM Mortgage Loan Trust sequential payer Series 2017-LC26 Class A3, 3.289% 7/12/50 (b)	5,098,050	4,749,616
Life Financial Services Trust floater Series 2022-BMR2:
Class A1, CME Term SOFR 1 Month Index + 1.290% 6.6182% 5/15/39 (b)(e)(i)	41,080,997	40,230,288
Class B, CME Term SOFR 1 Month Index + 1.790% 7.1168% 5/15/39 (b)(e)(i)	22,757,000	22,043,432
Class C, CME Term SOFR 1 Month Index + 2.090% 7.416% 5/15/39 (b)(e)(i)	8,790,000	8,503,362
Class D, CME Term SOFR 1 Month Index + 2.540% 7.8648% 5/15/39 (b)(e)(i)	8,790,000	8,272,479
LIFE Mortgage Trust floater Series 2021-BMR:
Class A, CME Term SOFR 1 Month Index + 0.810% 6.1375% 3/15/38 (b)(e)(i)	9,084,997	8,856,623
Class B, CME Term SOFR 1 Month Index + 0.990% 6.3175% 3/15/38 (b)(e)(i)	2,889,932	2,806,392
Class C, CME Term SOFR 1 Month Index + 1.210% 6.5375% 3/15/38 (b)(e)(i)	2,003,293	1,930,279
Class D, CME Term SOFR 1 Month Index + 1.510% 6.8375% 3/15/38 (b)(e)(i)	2,785,737	2,666,705
Class E, CME Term SOFR 1 Month Index + 1.860% 7.1875% 3/15/38 (b)(e)(i)	2,433,834	2,311,492
Merit floater Series 2021-STOR Class A, CME Term SOFR 1 Month Index + 0.810% 6.1375% 7/15/38 (b)(e)(i)	11,210,236	10,992,005
Morgan Stanley BAML Trust:
sequential payer:
Series 2015-C20 Class ASB, 3.069% 2/15/48	255,994	252,368
Series 2016-C28 Class A3, 3.272% 1/15/49	5,124,962	4,836,427
Series 2014-C17 Class ASB, 3.477% 8/15/47	73,082	72,637
Series 2015-C22 Class ASB, 3.04% 4/15/48	537,498	526,531
Series 2015-C25 Class XA, 1.1788% 10/15/48 (e)(o)	833,487	9,814
Morgan Stanley Capital I Trust:
floater Series 2018-BOP Class A, CME Term SOFR 1 Month Index + 0.890% 6.22% 8/15/33 (b)(e)(i)	134,441	111,584
floater sequential payer Series 2019-NUGS Class A, CME Term SOFR 1 Month Index + 1.060% 6.3875% 12/15/36 (b)(e)(i)	9,700,000	7,420,500
sequential payer:
Series 2017-H1 Class A4, 3.259% 6/15/50	15,100,000	13,893,505
Series 2017-HR2:
Class A3, 3.33% 12/15/50	6,540,795	5,968,681
Class A4, 3.587% 12/15/50	7,467,886	6,842,847
Series 2018-L1 Class A3, 4.139% 10/15/51	960,000	895,228
Series 2019-L2 Class A3, 3.806% 3/15/52	19,925,000	18,208,575
Series 2019-MEAD Class A, 3.17% 11/10/36 (b)	17,584,985	16,072,590
Series 2018-H4 Class A4, 4.31% 12/15/51	4,191,000	3,920,047
Series 2019-MEAD:
Class B, 3.283% 11/10/36 (b)(e)	1,783,000	1,568,249
Class C, 3.283% 11/10/36 (b)(e)	1,712,000	1,457,432
Series 2021-L6 Class XA, 1.325% 6/15/54 (e)(o)	28,491,265	1,579,450
Natixis Commercial Mortgage Securities Trust sequential payer Series 2020-2PAC Class A, 2.966% 12/15/38 (b)	10,362,382	9,099,701
NYT Mortgage Trust floater Series 2019-NYT Class A, CME Term SOFR 1 Month Index + 1.240% 6.57% 12/15/35 (b)(e)(i)	20,822,000	19,401,240
Open Trust 2023-Air sequential payer Series 2023-AIR:
Class A, CME Term SOFR 1 Month Index + 3.080% 8.4131% 10/15/28 (b)(e)(i)	20,130,000	20,129,986
Class B, CME Term SOFR 1 Month Index + 3.830% 9.162% 10/15/28 (b)(e)(i)	12,129,000	12,102,133
OPG Trust floater Series 2021-PORT Class A, CME Term SOFR 1 Month Index + 0.590% 5.9215% 10/15/36 (b)(e)(i)	32,962,743	32,093,770
Prima Capital Ltd.:
floater Series 2021-9A Class B, CME Term SOFR 1 Month Index + 1.910% 7.2456% 12/15/37 (b)(e)(i)	4,403,000	4,291,249
floater sequential payer Series 2021-9A Class A, CME Term SOFR 1 Month Index + 1.560% 6.898% 12/15/37 (b)(e)(i)	800,004	797,631
RLGH Trust floater Series 2021-TROT Class A, CME Term SOFR 1 Month Index + 0.910% 6.2375% 4/15/36 (b)(e)(i)	23,000,000	22,415,050
SLG Office Trust Series 2021-OVA Class X, 0.258% 7/15/41 (b)(e)(o)	213,942,750	2,994,172
SPGN Mortgage Trust floater Series 2022-TFLM:
Class B, CME Term SOFR 1 Month Index + 2.000% 7.3229% 2/15/39 (b)(e)(i)	4,954,000	4,655,689
Class C, CME Term SOFR 1 Month Index + 2.650% 7.9729% 2/15/39 (b)(e)(i)	2,576,000	2,395,042
SREIT Trust floater:
Series 2021-FLWR Class A, CME Term SOFR 1 Month Index + 0.690% 6.014% 7/15/36 (b)(e)(i)	9,074,000	8,874,563
Series 2021-MFP:
Class A, CME Term SOFR 1 Month Index + 0.840% 6.1682% 11/15/38 (b)(e)(i)	37,431,128	36,737,316
Class B, CME Term SOFR 1 Month Index + 1.190% 6.5172% 11/15/38 (b)(e)(i)	19,027,000	18,624,246
Class C, CME Term SOFR 1 Month Index + 1.440% 6.7664% 11/15/38 (b)(e)(i)	5,710,000	5,538,636
Class D, CME Term SOFR 1 Month Index + 1.690% 7.0156% 11/15/38 (b)(e)(i)	3,430,000	3,324,529
UBS Commercial Mortgage Trust:
sequential payer:
Series 2017-C1 Class ASB, 3.462% 11/15/50	1,113,593	1,071,554
Series 2017-C5 Class ASB, 3.345% 11/15/50	1,842,306	1,761,639
Series 2017-C7 Class ASB, 3.586% 12/15/50	810,221	779,705
Series 2018-C12 Class ASB, 4.1945% 8/15/51	1,102,793	1,069,663
Series 2018-C8 Class ASB, 3.903% 2/15/51	1,272,989	1,227,271
Series 2018-C9 Class A4, 4.117% 3/15/51	3,794,061	3,475,655
Series 2019-C17 Class ASB, 2.8655% 10/15/52	11,900,000	10,960,099
Series 2017-C7 Class XA, 1.1539% 12/15/50 (e)(o)	28,203,387	853,818
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (b)	14,678,994	11,386,896
Series 2020-LAB:
Class B, 2.453% 10/10/42 (b)	470,000	365,232
Class X, 0.5162% 10/10/42 (b)(e)(o)	58,746,457	1,399,258
Wells Fargo Commercial Mortgage Trust:
floater Series 2021-FCMT Class A, CME Term SOFR 1 Month Index + 1.310% 6.6375% 5/15/31 (b)(e)(i)	16,435,000	15,939,463
sequential payer:
Series 2015-C26 Class A4, 3.166% 2/15/48	11,250,000	10,830,763
Series 2015-C29 Class ASB, 3.4% 6/15/48	1,632,113	1,603,247
Series 2016-C32 Class A3, 3.294% 1/15/59	4,392,711	4,188,993
Series 2017-C40 Class ASB, 3.395% 10/15/50	786,981	754,431
Series 2017-C41 Class ASB, 3.39% 11/15/50	134,901	129,569
Series 2017-RC1 Class ASB, 3.453% 1/15/60	650,986	624,833
Series 2018-C44 Class ASB, 4.167% 5/15/51	902,266	874,857
Series 2019-C49 Class ASB, 3.933% 3/15/52	11,774,000	11,305,936
Series 2019-C52 Class A5, 2.892% 8/15/52	3,829,000	3,291,138
Series 2019-C54 Class ASB, 3.063% 12/15/52	1,900,000	1,757,602
Series 2021-C61 Class ASB, 2.525% 11/15/54	2,700,000	2,339,336
Series 2015-SG1 Class ASB, 3.556% 9/15/48	1,349,447	1,328,291
Series 2017-C42 Class XA, 1.0052% 12/15/50 (e)(o)	1,401,546	39,295
Series 2018-C46 Class XA, 1.0822% 8/15/51 (e)(o)	29,315,760	678,290
Series 2018-C48 Class A5, 4.302% 1/15/52	3,836,000	3,594,057
Series 2019-C54 Class XA, 0.9496% 12/15/52 (e)(o)	62,674,585	2,346,104
WF-RBS Commercial Mortgage Trust Series 2014-C25 Class A5, 3.631% 11/15/47	3,448,416	3,351,154
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $2,640,982,890)		2,565,632,888

Municipal Securities - 0.0%
	Principal Amount (a)	Value ($)
American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	870,000	1,125,494
California Gen. Oblig. Series 2010, 7.625% 3/1/40	190,000	226,358
Chicago Board of Ed. Series 2009 G, 1.75% 12/15/25	4,720,000	4,276,237
New York City Transitional Fin. Auth. Rev. Series 2017 E, 2.85% 2/1/24	520,000	517,709
TOTAL MUNICIPAL SECURITIES (Cost $6,574,130)		6,145,798

Foreign Government and Government Agency Obligations - 0.1%
		Principal Amount (a)	Value ($)
German Federal Republic:
1% 5/15/38(Reg. S)	EUR	10,325,000	9,010,678
1.25% 8/15/48 (l)	EUR	3,665,000	2,973,671
2.1% 11/15/29(Reg. S)	EUR	7,500,000	8,048,151
2.2% 12/12/24(Reg. S)	EUR	2,025,000	2,179,022
2.6% 8/15/33(Reg. S)	EUR	1,000,000	1,101,680
3.1% 9/18/25(Reg. S)	EUR	2,000,000	2,183,749
Panamanian Republic 3.298% 1/19/33		18,075,000	13,679,160
United Kingdom, Great Britain and Northern Ireland 1% 4/22/24(Reg. S)	GBP	3,774,000	4,689,388
United Mexican States:
3.25% 4/16/30		1,247,000	1,094,243
3.5% 2/12/34		1,035,000	841,455
4.5% 4/22/29		3,114,000	2,986,326
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $55,263,890)			48,787,523

Supranational Obligations - 0.0%
		Principal Amount (a)	Value ($)
European Investment Bank:
0% 6/17/27	EUR	700,000	688,815
0% 1/14/31 (Reg. S)	EUR	4,100,000	3,625,128
3% 11/15/28 (Reg. S)	EUR	1,000,000	1,092,739
4.5% 10/15/25	EUR	700,000	781,000
European Union:
0% 10/4/28 (Reg. S)	EUR	300,000	284,260
2.75% 10/5/26 (Reg. S)	EUR	1,100,000	1,190,554
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $7,397,842)			7,662,496

Bank Loan Obligations - 0.0%
	Principal Amount (a)	Value ($)
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Cano Health, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.533% 11/23/27 (e)(i)(s)	496,212	205,099
INDUSTRIALS - 0.0%
Ground Transportation - 0.0%
Genesee & Wyoming, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 2.000% 7.4901% 12/30/26 (e)(i)(s)	753,824	754,020
MATERIALS - 0.0%
Chemicals - 0.0%
Olympus Water U.S. Holding Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.4017% 11/9/28 (e)(i)(s)	1,662,273	1,649,108
Containers & Packaging - 0.0%
Clydesdale Acquisition Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.170% 9.6234% 4/13/29 (e)(i)(s)	1,284,045	1,273,208
TOTAL MATERIALS		2,922,316
UTILITIES - 0.0%
Electric Utilities - 0.0%
Brookfield WEC Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0741% 8/1/25 (e)(i)(s)	237,600	237,897
TOTAL BANK LOAN OBLIGATIONS (Cost $4,292,526)		4,119,332

Bank Notes - 0.0%
	Principal Amount (a)	Value ($)
Discover Bank 5.974% 8/9/28 (e)	2,954,000	2,742,989
First Citizens Bank & Trust Co. 2.969% 9/27/25 (e)	2,324,000	2,253,876
KeyBank NA 6.95% 2/1/28	619,000	607,168
Regions Bank 6.45% 6/26/37	5,877,000	5,672,157
TOTAL BANK NOTES (Cost $12,315,263)		11,276,190

Fixed-Income Funds - 48.3%
	Shares	Value ($)
Bank Loan Funds - 1.6%
Fidelity Advisor Floating Rate High Income Fund Class Z (t)	115,410,034	1,064,080,517
High Yield Fixed-Income Funds - 2.2%
Fidelity Advisor New Markets Income Fund Class Z (t)	92,766,200	1,106,700,768
Fidelity SAI High Income Fund (t)	41,156,447	354,768,572
TOTAL HIGH YIELD FIXED-INCOME FUNDS		1,461,469,340
Inflation-Protected Bond Funds - 0.4%
Fidelity Inflation-Protected Bond Index Fund (t)	29,788,587	271,671,914
Intermediate Government Funds - 13.2%
Fidelity Advisor Government Income Fund Class Z (t)	48,364,061	434,792,910
Fidelity Intermediate Treasury Bond Index Fund (t)	227,177,421	2,149,098,403
Fidelity SAI U.S. Treasury Bond Index Fund (t)	730,562,188	6,253,612,331
TOTAL INTERMEDIATE GOVERNMENT FUNDS		8,837,503,644
Intermediate-Term Bond Funds - 24.2%
Fidelity SAI International Credit Fund (t)	30,440,814	306,538,995
Fidelity SAI Total Bond Fund (t)	1,769,259,818	15,516,408,571
Fidelity Sustainability Bond Index Fund (t)	2,496,928	22,572,233
Fidelity U.S. Bond Index Fund (t)	35,940,684	362,282,093
TOTAL INTERMEDIATE-TERM BOND FUNDS		16,207,801,892
Long Government Bond Funds - 4.0%
Fidelity SAI Long-Term Treasury Bond Index Fund (t)	387,617,512	2,701,694,060
Sector Funds - 1.6%
Fidelity Advisor Real Estate Income Fund Class Z (t)	93,384,595	1,046,841,310
Short-Term Bond - 1.1%
Fidelity Short-Term Treasury Bond Index Fund (t)	75,384,028	753,086,441
TOTAL FIXED-INCOME FUNDS (Cost $36,316,750,257)		32,344,149,118

Short-Term Funds - 0.6%
	Shares	Value ($)
Short-Term Funds - 0.6%
Fidelity SAI Short-Term Bond Fund (t) (Cost $409,540,432)	43,035,604	411,850,726

Preferred Securities - 0.1%
	Principal Amount (a)	Value ($)
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Volkswagen International Finance NV:
3.5% (Reg. S) (e)(k)	9,200,000	9,723,925
3.748% (Reg. S) (e)(k)	500,000	503,009
		10,226,934
CONSUMER STAPLES - 0.0%
Tobacco - 0.0%
British American Tobacco PLC 3% (Reg. S) (e)(k)	3,000,000	2,905,031
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Enbridge, Inc. 5.75% 7/15/80 (e)	3,553,000	3,163,604
Energy Transfer LP 3 month U.S. LIBOR + 4.020% 9.6693% (e)(i)(k)	1,405,000	1,340,662
		4,504,266
FINANCIALS - 0.1%
Banks - 0.1%
AIB Group PLC 6.25% (Reg. S) (e)(k)	1,235,000	1,344,390
Bank of Nova Scotia:
CME Term SOFR 3 Month Index + 2.900% 8.3354% (e)(i)(k)	19,859,000	17,849,696
4.9% (e)(k)	9,500,000	9,031,263
Barclays PLC:
5.875% (Reg. S) (e)(k)	1,150,000	1,399,035
8.875% (e)(k)	500,000	618,583
BNP Paribas SA 6.625% (Reg. S) (e)(k)	1,485,000	1,493,827
Lloyds Banking Group PLC 5.125% (e)(k)	200,000	243,843
Societe Generale 7.875% (Reg. S) (e)(k)	740,000	765,687
Wells Fargo & Co. 7.625% (e)(k)	640,000	666,404
		33,412,728
Capital Markets - 0.0%
Charles Schwab Corp.:
4% (e)(k)	1,030,000	788,079
5.375% (e)(k)	260,000	254,714
Credit Suisse Group AG 7.5% (Reg. S) (d)(e)(k)	4,925,000	541,750
UBS Group AG:
4.375% (b)(e)(k)	2,239,000	1,701,575
4.875% (b)(e)(k)	4,770,000	4,194,613
		7,480,731
Consumer Finance - 0.0%
Ally Financial, Inc. 4.7% (e)(k)	2,940,000	2,075,277
Insurance - 0.0%
QBE Insurance Group Ltd. 5.25% (Reg. S) (e)(k)	4,150,000	3,906,258
TOTAL FINANCIALS		46,874,994
INDUSTRIALS - 0.0%
Ground Transportation - 0.0%
Mobico Group PLC 4.25% (Reg. S) (e)(k)	570,000	645,025
REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
Aroundtown SA 3.375% (Reg. S) (e)(k)	3,900,000	1,769,021
AT Securities BV USD SWAP SEMI 30/360 5Y INDX + 3.540% 7.747% (Reg. S) (e)(i)(k)	4,750,000	2,226,095
Citycon Oyj 4.496% (Reg. S) (e)(k)	850,000	678,871
CPI Property Group SA 3.75% (Reg. S) (e)(k)	2,370,000	562,508
Grand City Properties SA 1.5% (Reg. S) (e)(k)	4,300,000	1,965,090
Heimstaden Bostad AB:
3.248% (Reg. S) (e)(k)	3,735,000	1,882,601
3.625% (Reg. S) (e)(k)	195,000	85,313
Samhallsbyggnadsbolaget I Norden AB 2.624% (Reg. S) (e)(k)	1,385,000	236,699
		9,406,198
UTILITIES - 0.0%
Electric Utilities - 0.0%
Electricite de France SA 5.625% (Reg. S) (e)(k)	2,815,000	2,839,254
SSE PLC 3.74% (Reg. S) (e)(k)	1,135,000	1,364,560
		4,203,814
Multi-Utilities - 0.0%
ELM BV for Firmenich International SA 3.75% (Reg. S) (e)(k)	520,000	552,740
Veolia Environnement SA 2% (Reg. S) (e)(k)	900,000	865,360
		1,418,100
TOTAL UTILITIES		5,621,914
TOTAL PREFERRED SECURITIES (Cost $108,175,120)		80,184,362

Money Market Funds - 4.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (u)	2,949,919,061	2,950,509,045
Fidelity Investments Money Market Government Portfolio Institutional Class 5.28% (t)(v)	185,312,181	185,312,181
TOTAL MONEY MARKET FUNDS (Cost $3,135,821,187)		3,135,821,226

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount (a)	Value ($)
Put Options - 0.0%
Option on an interest rate swap with Bank of America N.A. to pay annually a fixed rate of 3.023% and receive annually a floating rate based on U.S. Secured Overnight Fin. Rate (SOFR) Averages Indx, expiring June 2032	6/21/27	5,000,000	274,174
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay annually a fixed rate of 3.305% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring May 2033	5/22/28	13,900,000	709,840

TOTAL PUT OPTIONS			984,014
Call Options - 0.0%
Option on an interest rate swap with Bank of America N.A. to receive annually a fixed rate of 3.023% and pay annually a floating rate based on U.S. Secured Overnight Fin. Rate (SOFR) Averages Indx, expiring June 2032	6/21/27	5,000,000	115,759
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive annually a fixed rate of 3.305% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring May 2033	5/22/28	13,900,000	394,917

TOTAL CALL OPTIONS			510,676
TOTAL PURCHASED SWAPTIONS (Cost $1,560,182)			1,494,690

TOTAL INVESTMENT IN SECURITIES - 117.5% (Cost $84,404,070,463)	78,735,958,796
NET OTHER ASSETS (LIABILITIES) - (17.5)%	(11,718,987,002)
NET ASSETS - 100.0%	67,016,971,794

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
2% 12/1/53	(129,750,000)	(104,780,806)
2% 12/1/53	(47,600,000)	(38,439,818)
2% 12/1/53	(18,150,000)	(14,657,199)
2% 12/1/53	(6,650,000)	(5,370,269)
2% 12/1/53	(7,650,000)	(6,177,828)
2% 12/1/53	(2,800,000)	(2,261,166)
2% 12/1/53	(20,200,000)	(16,312,695)
2% 12/1/53	(148,400,000)	(119,841,785)
2% 12/1/53	(5,700,000)	(4,603,087)
2% 12/1/53	(12,300,000)	(9,932,978)
2% 12/1/53	(88,000,000)	(71,065,210)
2% 12/1/53	(4,100,000)	(3,310,993)
2% 12/1/53	(24,250,000)	(19,583,311)
2% 12/1/53	(173,400,000)	(140,030,765)
2% 12/1/53	(8,050,000)	(6,500,852)
2.5% 12/1/53	(25,450,000)	(21,266,068)
2.5% 12/1/53	(114,300,000)	(95,509,297)
2.5% 12/1/53	(8,300,000)	(6,935,496)
2.5% 12/1/53	(33,600,000)	(28,076,224)
2.5% 12/1/53	(150,950,000)	(126,134,107)
2.5% 12/1/53	(10,950,000)	(9,149,841)
3% 12/1/53	(13,800,000)	(11,951,828)
3% 12/1/53	(113,550,000)	(98,342,759)
3% 12/1/53	(4,850,000)	(4,200,461)
3% 12/1/53	(21,500,000)	(18,620,602)
3% 12/1/53	(176,650,000)	(152,992,060)
3% 12/1/53	(7,500,000)	(6,495,559)
3.5% 12/1/53	(6,300,000)	(5,634,770)
3.5% 12/1/53	(54,850,000)	(49,058,279)
3.5% 12/1/53	(4,875,000)	(4,360,239)
3.5% 12/1/53	(6,350,000)	(5,679,491)
3.5% 12/1/53	(55,100,000)	(49,281,881)
3.5% 12/1/53	(4,900,000)	(4,382,599)
5.5% 12/1/53	(5,550,000)	(5,513,799)
5.5% 12/1/53	(79,275,000)	(78,757,913)
5.5% 12/1/53	(4,025,000)	(3,998,746)
5.5% 12/1/53	(56,300,000)	(55,932,772)
6.5% 12/1/53	(1,650,000)	(1,677,869)
6.5% 12/1/53	(850,000)	(864,357)
6.5% 12/1/53	(4,150,000)	(4,220,094)
6.5% 12/1/53	(2,050,000)	(2,084,625)

TOTAL GINNIE MAE		(1,413,990,498)

Uniform Mortgage Backed Securities
2% 12/1/53	(101,300,000)	(78,808,820)
2% 12/1/53	(10,600,000)	(8,246,530)
2% 12/1/53	(42,500,000)	(33,063,916)
2% 12/1/53	(84,200,000)	(65,505,453)
2% 12/1/53	(285,300,000)	(221,956,125)
2% 12/1/53	(115,075,000)	(89,525,416)
2% 12/1/53	(4,050,000)	(3,150,797)
2% 12/1/53	(49,625,000)	(38,606,985)
2% 12/1/53	(82,500,000)	(64,182,896)
2% 12/1/53	(4,675,000)	(3,637,031)
2% 12/1/53	(423,600,000)	(329,549,998)
2% 12/1/53	(83,025,000)	(64,591,333)
2% 12/1/53	(4,725,000)	(3,675,930)
2% 12/1/53	(46,050,000)	(35,825,726)
2% 12/1/53	(96,275,000)	(74,899,495)
2% 12/1/53	(40,650,000)	(31,624,663)
2% 12/1/53	(5,250,000)	(4,084,366)
2% 12/1/53	(5,700,000)	(4,434,455)
2% 12/1/53	(21,050,000)	(16,376,363)
2% 12/1/53	(18,000,000)	(14,003,541)
2% 12/1/53	(16,550,000)	(12,875,478)
2% 12/1/53	(7,150,000)	(5,562,518)
2% 12/1/53	(44,850,000)	(34,892,156)
2% 12/1/53	(3,900,000)	(3,034,101)
2% 12/1/53	(139,550,000)	(108,566,341)
2% 12/1/53	(100,600,000)	(78,264,235)
2% 12/1/53	(14,950,000)	(11,630,719)
2% 12/1/53	(14,900,000)	(11,591,820)
2% 12/1/53	(18,100,000)	(14,081,338)
2% 12/1/53	(2,200,000)	(1,711,544)
2% 12/1/53	(800,000)	(622,380)
2% 12/1/53	(3,875,000)	(3,014,651)
2% 12/1/53	(36,225,000)	(28,182,126)
2% 12/1/53	(26,125,000)	(20,324,584)
2% 12/1/53	(3,875,000)	(3,014,651)
2% 12/1/53	(4,600,000)	(3,578,683)
2% 12/1/53	(37,400,000)	(29,096,246)
2% 12/1/53	(6,300,000)	(4,901,239)
2.5% 12/1/38	(10,950,000)	(9,859,710)
2.5% 12/1/53	(335,600,000)	(272,176,936)
2.5% 12/1/53	(152,950,000)	(124,044,882)
2.5% 12/1/53	(46,400,000)	(37,631,138)
2.5% 12/1/53	(17,900,000)	(14,517,185)
2.5% 12/1/53	(2,200,000)	(1,784,235)
2.5% 12/1/53	(27,450,000)	(22,262,386)
3% 12/1/53	(75,700,000)	(63,907,386)
3% 12/1/53	(47,650,000)	(40,227,040)
3% 12/1/53	(51,525,000)	(43,498,389)
3% 12/1/53	(3,475,000)	(2,933,661)
3% 12/1/53	(53,150,000)	(44,870,245)
3% 12/1/53	(5,775,000)	(4,875,365)
3% 12/1/53	(3,000,000)	(2,532,657)
3% 12/1/53	(171,575,000)	(144,846,892)
3% 12/1/53	(16,550,000)	(13,971,826)
3% 12/1/53	(725,000)	(612,059)
3% 12/1/53	(5,325,000)	(4,495,467)
3% 12/1/53	(362,200,000)	(305,776,158)
3% 12/1/53	(247,450,000)	(208,902,016)
3% 12/1/53	(4,300,000)	(3,630,142)
3% 12/1/53	(46,300,000)	(39,087,344)
3% 12/1/53	(12,950,000)	(10,932,637)
3% 12/1/53	(28,900,000)	(24,397,932)
3% 12/1/53	(99,450,000)	(83,957,590)
3% 12/1/53	(18,550,000)	(15,660,264)
3% 12/1/53	(144,900,000)	(122,327,348)
3% 12/1/53	(11,500,000)	(9,708,520)
3% 12/1/53	(37,125,000)	(31,341,634)
3% 12/1/53	(6,925,000)	(5,846,217)
3% 12/1/53	(75,700,000)	(63,907,386)
3% 12/1/53	(4,300,000)	(3,630,142)
3% 12/1/53	(17,200,000)	(14,520,569)
3% 12/1/53	(188,150,000)	(158,839,824)
3% 12/1/53	(92,300,000)	(77,921,423)
3% 12/1/53	(10,700,000)	(9,033,144)
3.5% 12/1/53	(9,000,000)	(7,898,553)
3.5% 12/1/53	(2,200,000)	(1,930,757)
3.5% 12/1/53	(8,800,000)	(7,723,030)
3.5% 12/1/53	(14,400,000)	(12,637,685)
3.5% 12/1/53	(6,150,000)	(5,397,345)
3.5% 12/1/53	(49,625,000)	(43,551,744)
3.5% 12/1/53	(8,375,000)	(7,350,042)
3.5% 12/1/53	(7,000,000)	(6,143,319)
3.5% 12/1/53	(56,300,000)	(49,409,837)
3.5% 12/1/53	(9,500,000)	(8,337,362)
4% 12/1/53	(3,750,000)	(3,406,935)
4% 12/1/53	(800,000)	(726,813)
4% 12/1/53	(400,000)	(363,406)
4% 12/1/53	(3,900,000)	(3,543,213)
4.5% 12/1/53	(4,025,000)	(3,771,863)
4.5% 12/1/53	(20,700,000)	(19,398,154)
4.5% 12/1/53	(2,300,000)	(2,155,350)
4.5% 12/1/53	(2,800,000)	(2,623,905)
4.5% 12/1/53	(86,400,000)	(80,966,209)
4.5% 12/1/53	(4,050,000)	(3,795,291)
4.5% 12/1/53	(2,300,000)	(2,155,350)
5% 12/1/38	(53,350,000)	(51,995,411)
5% 12/1/38	(6,200,000)	(6,042,578)
5% 12/1/38	(2,700,000)	(2,631,445)
5% 12/1/38	(22,000,000)	(21,441,407)
5% 12/1/53	(1,000,000)	(963,320)
5% 12/1/53	(8,700,000)	(8,380,881)
5% 12/1/53	(4,300,000)	(4,142,274)
5% 12/1/53	(35,300,000)	(34,005,182)
5% 12/1/53	(1,700,000)	(1,637,643)
5.5% 12/1/53	(2,200,000)	(2,169,235)
5.5% 12/1/53	(16,500,000)	(16,269,264)
5.5% 12/1/53	(6,800,000)	(6,704,909)
5.5% 12/1/53	(43,300,000)	(42,694,493)
5.5% 12/1/53	(1,700,000)	(1,676,227)
5.5% 12/1/53	(37,300,000)	(36,778,397)
5.5% 12/1/53	(20,000,000)	(19,720,320)
5.5% 12/1/53	(10,300,000)	(10,155,965)
5.5% 12/1/53	(27,250,000)	(26,868,936)
6.5% 12/1/53	(5,600,000)	(5,690,997)
6.5% 12/1/53	(37,725,000)	(38,338,012)
6.5% 12/1/53	(15,475,000)	(15,726,461)
6.5% 12/1/53	(36,600,000)	(37,194,732)
6.5% 12/1/53	(49,600,000)	(50,405,975)
6.5% 12/1/53	(11,925,000)	(12,118,775)
6.5% 1/1/54	(4,000,000)	(4,063,279)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(4,330,264,679)

TOTAL TBA SALE COMMITMENTS (Proceeds $5,656,386,610)		(5,744,255,177)

Written Swaptions
	Expiration Date	Notional Amount (a)	Value ($)
Put Swaptions
Option on an interest rate swap with Bank of America N.A. to pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index and receive annually a fixed rate of 4.04%, expiring November 2033	11/16/28	11,000,000	(430,581)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index and receive annually a fixed rate of 3.7675, expiring September 2033.	9/20/28	3,800,000	(163,834)

TOTAL PUT SWAPTIONS			(594,415)
Call Swaptions
Option on an interest rate swap with Bank of America N.A. to receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index and pay annually a fixed rate of 4.04%, expiring November 2033	11/16/28	11,000,000	(472,079)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay annually a fixed rate of 3.7675 and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring September 2033.	9/20/28	3,800,000	(141,151)

TOTAL CALL SWAPTIONS			(613,230)
TOTAL WRITTEN SWAPTIONS			(1,207,645)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Bond Index Contracts
ASX 10 Year Treasury Bond Index Contracts (Australia)	25	Dec 2023	1,860,996	(32,313)	(32,313)
TME 10 Year Canadian Note Contracts (Canada)	97	Mar 2024	8,560,905	64,052	64,052

TOTAL BOND INDEX CONTRACTS					31,739

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	4,875	Mar 2024	996,747,070	2,484,524	2,484,524
CBOT 5-Year U.S. Treasury Note Contracts (United States)	590	Mar 2024	63,042,422	292,550	292,550
CBOT Long Term U.S. Treasury Bond Contracts (United States)	181	Mar 2024	21,075,188	102,536	102,536
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	128	Mar 2024	15,744,000	185,704	185,704

TOTAL TREASURY CONTRACTS					3,065,314

TOTAL PURCHASED					3,097,053

Sold

Bond Index Contracts
ICE Long Gilt Contracts (United Kingdom)	59	Mar 2024	7,201,166	32,100	32,100

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	5,057	Mar 2024	555,242,797	(2,910,127)	(2,910,127)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	1,443	Mar 2024	154,186,805	(724,404)	(724,404)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	2,745	Mar 2024	319,620,938	(1,571,622)	(1,571,622)

TOTAL TREASURY CONTRACTS					(5,206,153)

TOTAL SOLD					(5,174,053)

TOTAL FUTURES CONTRACTS					(2,077,000)
The notional amount of futures purchased as a percentage of Net Assets is 1.6%
The notional amount of futures sold as a percentage of Net Assets is 1.5%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $1,959,093,775.
Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

USD	103,223	CAD	140,000	JPMorgan Chase Bank, N.A.	12/04/23	51
CAD	328,000	USD	242,726	BNP Paribas S.A.	12/08/23	(990)
CAD	155,000	USD	112,713	BNP Paribas S.A.	12/08/23	1,522
CAD	106,000	USD	77,587	Brown Brothers Harriman & Co	12/08/23	535
CAD	70,000	USD	50,543	HSBC Bank	12/08/23	1,047
CAD	88,000	USD	64,261	JPMorgan Chase Bank, N.A.	12/08/23	595
EUR	177,000	USD	186,755	BNP Paribas S.A.	12/08/23	5,947
EUR	75,000	USD	79,884	BNP Paribas S.A.	12/08/23	1,769
EUR	90,000	USD	95,142	BNP Paribas S.A.	12/08/23	2,842
EUR	152,000	USD	160,771	Bank of America, N.A.	12/08/23	4,713
EUR	132,000	USD	140,991	Bank of America, N.A.	12/08/23	2,719
EUR	70,000	USD	74,190	Brown Brothers Harriman & Co	12/08/23	2,020
EUR	392,000	USD	426,436	Citibank, N. A.	12/08/23	339
EUR	150,000	USD	164,378	HSBC Bank	12/08/23	(1,071)
EUR	175,000	USD	185,622	JPMorgan Chase Bank, N.A.	12/08/23	4,903
EUR	143,000	USD	152,020	JPMorgan Chase Bank, N.A.	12/08/23	3,666
EUR	173,000	USD	189,662	JPMorgan Chase Bank, N.A.	12/08/23	(1,315)
GBP	100,000	USD	121,199	BNP Paribas S.A.	12/08/23	5,051
GBP	382,000	USD	481,632	BNP Paribas S.A.	12/08/23	644
GBP	93,000	USD	113,219	HSBC Bank	12/08/23	4,194
GBP	287,000	USD	352,991	JPMorgan Chase Bank, N.A.	12/08/23	9,347
GBP	1,261,000	USD	1,539,516	State Street Bank and Trust Co	12/08/23	52,498
USD	153,141	AUD	238,000	HSBC Bank	12/08/23	(4,140)
USD	156,391	CAD	215,000	Bank of America, N.A.	12/08/23	(2,064)
USD	71,118	CAD	96,000	Goldman Sachs Bank USA	12/08/23	366
USD	260,690	CAD	353,000	HSBC Bank	12/08/23	529
USD	81,326	CAD	109,000	JPMorgan Chase Bank, N.A.	12/08/23	993
USD	199,083	CAD	270,000	JPMorgan Chase Bank, N.A.	12/08/23	93
USD	150,128	EUR	140,000	BNP Paribas S.A.	12/08/23	(2,291)
USD	193,317	EUR	180,000	BNP Paribas S.A.	12/08/23	(2,651)
USD	127,856,982	EUR	118,771,000	Bank of America, N.A.	12/08/23	(1,450,305)
USD	482,097	EUR	460,000	Bank of America, N.A.	12/08/23	(18,710)
USD	594,142	EUR	562,000	Bank of America, N.A.	12/08/23	(17,713)
USD	141,191	EUR	133,000	Brown Brothers Harriman & Co	12/08/23	(3,607)
USD	274,982	EUR	257,000	Canadian Imperial Bk. of Comm.	12/08/23	(4,817)
USD	2,492,421	EUR	2,285,000	Canadian Imperial Bk. of Comm.	12/08/23	4,716
USD	565,291	EUR	534,000	JPMorgan Chase Bank, N.A.	12/08/23	(16,081)
USD	473,946	EUR	449,000	JPMorgan Chase Bank, N.A.	12/08/23	(14,885)
USD	626,588	GBP	496,000	BNP Paribas S.A.	12/08/23	388
USD	156,939	GBP	129,000	Brown Brothers Harriman & Co	12/08/23	(5,923)
USD	194,040	GBP	157,000	JPMorgan Chase Bank, N.A.	12/08/23	(4,173)
USD	68,527,944	GBP	54,918,000	Royal Bank of Canada	12/08/23	(806,083)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						(2,245,332)
Unrealized Appreciation						111,487
Unrealized Depreciation						(2,356,819)

Credit Default Swaps
Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(2)(3)		Value ($)(1)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX N.A. AAA Index Series 13		Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly		6,830,000	89,040	(91,495)	(2,455)
CMBX N.A. AAA Index Series 13		Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly		2,780,000	36,242	(25,179)	11,063
CMBX N.A. AAA Index Series 13		Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly		16,080,000	209,629	(174,462)	35,167
CMBX N.A. AAA Index Series 13		Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		19,040,000	248,217	(307,665)	(59,448)
CMBX N.A. AAA Index Series 13		Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		17,700,000	230,748	(119,222)	111,526
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly		1,640,000	362,972	(474,571)	(111,599)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly		3,640,000	805,620	(969,711)	(164,091)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly		3,060,000	677,252	(715,314)	(38,062)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly		1,590,000	351,905	(359,373)	(7,468)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly		10,030,000	2,219,881	(3,061,114)	(841,233)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly		3,200,000	708,237	(890,850)	(182,613)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly		1,690,000	374,038	(489,082)	(115,044)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly		200,000	44,265	(49,564)	(5,299)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly		3,970,000	878,657	(964,924)	(86,267)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly		3,220,000	712,664	(857,373)	(144,709)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly		4,576,000	1,012,779	(1,081,006)	(68,227)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly		3,930,000	869,804	(1,149,357)	(279,553)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly		980,000	216,898	(254,094)	(37,196)
CMBX N.A. BBB- Index Series 16		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly		2,290,000	506,832	(649,453)	(142,621)
CMBX N.A. BBB- Index Series 16		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly		2,190,000	484,700	(585,988)	(101,288)
CMBX N.A. BBB- Index Series 16		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly		4,580,000	1,013,664	(1,325,944)	(312,280)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		4,646,000	1,028,272	(1,163,164)	(134,892)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		2,330,000	515,685	(586,214)	(70,529)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		5,830,000	1,290,320	(1,493,251)	(202,931)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		190,000	42,052	(45,504)	(3,452)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		1,920,000	424,942	(447,485)	(22,543)
Intesa Sanpaolo SpA		Jun 2028	JPMorgan Chase Bank, N.A.	(1%)	Quarterly	EUR	2,560,000	(24,846)	3,376	(21,470)

TOTAL BUY PROTECTION								15,330,469	(18,327,983)	(2,997,514)
Sell Protection
CMBX N.A. AAA Index Series 13	NR	Dec 2072	Morgan Stanley Capital Services LLC	0.5%	Monthly		29,580,000	(385,623)	677,256	291,633
CMBX N.A. AAA Index Series 13	NR	Dec 2072	Morgan Stanley Capital Services LLC	0.5%	Monthly		32,850,000	(428,252)	773,494	345,242
CMBX N.A. AAA Index Series 15	NR	Nov 2064	Goldman Sachs & Co. LLC	0.5%	Monthly		17,720,000	(416,447)	479,114	62,667
CMBX N.A. AAA Index Series 15	NR	Nov 2064	Goldman Sachs & Co. LLC	0.5%	Monthly		24,670,000	(579,782)	667,028	87,246
CMBX N.A. AAA Index Series 15	NR	Nov 2064	Goldman Sachs & Co. LLC	0.5%	Monthly		8,930,000	(209,868)	232,486	22,618
CMBX N.A. AAA Index Series 16	NR	Apr 2065	Citigroup Global Markets Ltd.	0.5%	Monthly		5,690,000	(170,944)	245,572	74,628

TOTAL SELL PROTECTION								(2,190,916)	3,074,950	884,034
TOTAL CREDIT DEFAULT SWAPS								13,139,553	(15,253,033)	(2,113,480)

(1)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

(3)Notional amount is stated in U.S. Dollars unless otherwise noted.

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(2)	Value ($)	Upfront Premium Received/ (Paid) ($)(3)	Unrealized Appreciation/ (Depreciation) ($)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	4.25%	Annual	LCH	Dec 2025	566,840,000	(3,970,315)	0	(3,970,315)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	4%	Annual	LCH	Dec 2026	58,500,000	(684,679)	0	(684,679)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.75%	Annual	LCH	Dec 2028	40,680,000	(822,188)	0	(822,188)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.5%	Annual	LCH	Dec 2030	359,959,000	(7,326,110)	0	(7,326,110)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.5%	Annual	LCH	Dec 2033	200,000	(3,617)	0	(3,617)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.5%	Annual	LCH	Dec 2043	57,440,000	(1,309,643)	0	(1,309,643)
3.25%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Dec 2053	8,610,000	221,464	0	221,464
TOTAL INTEREST RATE SWAPS							(13,895,088)	0	(13,895,088)

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.

(2)Notional amount is stated in U.S. Dollars unless otherwise noted.

(3)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(4)Represents floating rate.

Currency Abbreviations
AUD	-	Australian dollar
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound sterling
USD	-	U.S. dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,690,182,588 or 7.0% of net assets.

(c)	Level 3 security
(d)	Non-income producing - Security is in default.
(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g)	A portion of the security sold on a delayed delivery basis.
(h)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $109,625 or 0.0% of net assets.

(i)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(j)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(k)	Security is perpetual in nature with no stated maturity date.
(l)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $28,831,288.
(m)
Security or a portion of the security has been segregated as collateral for open forward foreign currency contracts and bi-lateral over the counter (OTC) swaps. At period end, the value of securities pledged amounted to $3,933,399.

(n)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $31,675,782.
(o)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(p)	Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(q)	Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(r)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(s)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(t)	Affiliated Fund
(u)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(v)	The rate quoted is the annualized seven-day yield of the fund at period end.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Jonah Energy Parent LLC 12% 11/5/25	5/05/23	103,420

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	757,307,566	7,795,896,723	5,602,695,244	26,712,260	-	-	2,950,509,045	6.1%
Total	757,307,566	7,795,896,723	5,602,695,244	26,712,260	-	-	2,950,509,045

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Floating Rate High Income Fund Class Z	1,068,957,235	46,114,640	75,011,599	46,103,040	(2,106,869)	26,127,110	1,064,080,517
Fidelity Advisor Government Income Fund Class Z	495,406,338	31,465,428	75,003,141	6,462,287	(15,402,798)	(1,672,917)	434,792,910
Fidelity Advisor New Markets Income Fund Class Z	1,070,993,479	29,876,017	50,000,000	29,876,017	(12,659,934)	68,491,206	1,106,700,768
Fidelity Advisor Real Estate Income Fund Class Z	867,594,233	175,046,520	-	25,046,520	-	4,200,557	1,046,841,310
Fidelity Inflation-Protected Bond Index Fund	125,444,911	200,281,125	50,000,129	280,996	(1,744,842)	(2,309,151)	271,671,914
Fidelity Intermediate Treasury Bond Index Fund	1,359,945,732	840,130,188	-	21,116,961	-	(50,977,517)	2,149,098,403
Fidelity Investments Money Market Government Portfolio Institutional Class 5.28%	421,616,686	3,438,105,716	3,674,410,221	7,095,357	-	-	185,312,181
Fidelity SAI High Income Fund	390,411,817	10,648,171	50,011,013	10,637,159	(5,538,326)	9,257,923	354,768,572
Fidelity SAI International Credit Fund	251,947,093	53,951,399	-	3,951,399	-	640,503	306,538,995
Fidelity SAI Long-Term Treasury Bond Index Fund	2,824,132,623	246,847,753	50,000,000	46,847,753	(32,508,266)	(286,778,050)	2,701,694,060
Fidelity SAI Short-Term Bond Fund	378,422,461	32,010,450	-	7,010,450	-	1,417,815	411,850,726
Fidelity SAI Total Bond Fund	14,844,520,012	958,826,682	-	338,831,608	-	(286,938,123)	15,516,408,571
Fidelity SAI U.S. Treasury Bond Index Fund	6,369,367,993	467,643,068	400,000,000	67,643,069	(85,026,880)	(98,371,850)	6,253,612,331
Fidelity Short-Term Treasury Bond Index Fund	718,184,966	282,447,332	250,002,316	7,439,114	(4,199)	2,460,658	753,086,441
Fidelity Sustainability Bond Index Fund	22,747,368	339,438	-	339,450	-	(514,573)	22,572,233
Fidelity U.S. Bond Index Fund	3,228,930,206	159,976,970	2,880,261,772	34,945,497	(394,228,142)	247,864,831	362,282,093
	34,438,623,153	6,973,710,897	7,554,700,191	653,626,677	(549,220,256)	(367,101,578)	32,941,312,025

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.
Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Corporate Bonds	9,366,748,776	-	9,366,597,501	151,275

U.S. Government and Government Agency Obligations	8,368,854,756	-	8,368,854,756	-

U.S. Government Agency - Mortgage Securities	19,380,964,227	-	19,380,964,227	-

Asset-Backed Securities	1,925,813,158	-	1,925,749,899	63,259

Collateralized Mortgage Obligations	1,076,453,530	-	1,076,453,474	56

Commercial Mortgage Securities	2,565,632,888	-	2,565,632,888	-

Municipal Securities	6,145,798	-	6,145,798	-

Foreign Government and Government Agency Obligations	48,787,523	-	48,787,523	-

Supranational Obligations	7,662,496	-	7,662,496	-

Bank Loan Obligations	4,119,332	-	4,119,332	-

Bank Notes	11,276,190	-	11,276,190	-

Fixed-Income Funds	32,344,149,118	32,344,149,118	-	-

Short-Term Funds	411,850,726	411,850,726	-	-

Preferred Securities	80,184,362	-	80,184,362	-

Money Market Funds	3,135,821,226	3,135,821,226	-	-

Purchased Swaptions	1,494,690	-	1,494,690	-
Total Investments in Securities:	78,735,958,796	35,891,821,070	42,843,923,136	214,590
Derivative Instruments: Assets
Futures Contracts	3,161,466	3,161,466	-	-
Forward Foreign Currency Contracts	111,487	-	111,487	-
Swaps	15,576,779	-	15,576,779	-
Total Assets	18,849,732	3,161,466	15,688,266	-
Liabilities
Futures Contracts	(5,238,466)	(5,238,466)	-	-
Forward Foreign Currency Contracts	(2,356,819)	-	(2,356,819)	-
Swaps	(16,332,314)	-	(16,332,314)	-
Written Swaptions	(1,207,645)	-	(1,207,645)	-
Total Liabilities	(25,135,244)	(5,238,466)	(19,896,778)	-
Total Derivative Instruments:	(6,285,512)	(2,077,000)	(4,208,512)	-
Other Financial Instruments:
TBA Sale Commitments	(5,744,255,177)	-	(5,744,255,177)	-
Total Other Financial Instruments:	(5,744,255,177)	-	(5,744,255,177)	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of November 30, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Credit Risk
Swaps (a)	15,355,315	(2,215,762)
Total Credit Risk	15,355,315	(2,215,762)
Foreign Exchange Risk
Forward Foreign Currency Contracts (b)	111,487	(2,356,819)
Total Foreign Exchange Risk	111,487	(2,356,819)
Interest Rate Risk
Futures Contracts (c)	3,161,466	(5,238,466)
Purchased Swaptions (d)	1,494,690	0
Swaps (e)	221,464	(14,116,552)
Written Swaptions (f)	0	(1,207,645)
Total Interest Rate Risk	4,877,620	(20,562,663)
Total Value of Derivatives	20,344,422	(25,135,244)

(a)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

(b)Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.

(c)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

(d)Gross value is presented in the Statement of Assets and Liabilities in the Investments in Securities at value line-item.

(e)For centrally cleared swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared swaps is included in receivable or payable for daily variation margin on centrally cleared swaps, and the net cumulative appreciation (depreciation) for centrally cleared swaps is included in Total accumulated earnings (loss).

(f)Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

Financial Statements (Unaudited)
Statement of Assets and Liabilities
		November 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $44,541,958,587)	$42,844,137,726
Fidelity Central Funds (cost $2,950,509,006)	2,950,509,045
Other affiliated issuers (cost $36,911,602,870)	32,941,312,025

Total Investment in Securities (cost $84,404,070,463)		$78,735,958,796
Cash		5,089,424
Foreign currency held at value (cost $1,022,084)		1,029,328
Receivable for investments sold
Regular delivery		286,386,788
Delayed delivery		105,528,652
Receivable for premium on written options		1,248,831
Receivable for TBA sale commitments		5,656,386,610
Unrealized appreciation on forward foreign currency contracts		111,487
Receivable for fund shares sold		58,843,134
Dividends receivable		22,998
Interest receivable		216,100,879
Distributions receivable from Fidelity Central Funds		12,378,866
Receivable for daily variation margin on futures contracts		3,937,214
Receivable for daily variation margin on centrally cleared swaps		3,215,375
Bi-lateral OTC swaps, at value		15,355,315
Prepaid expenses		51,075
Other receivables		2,759
Total assets		85,101,647,531
Liabilities
Payable for investments purchased
Regular delivery	$207,817,063
Delayed delivery	12,027,278,148
TBA sale commitments, at value	5,744,255,177
Unrealized depreciation on forward foreign currency contracts	2,356,819
Payable for fund shares redeemed	88,342,212
Distributions payable	8,021,580
Bi-lateral OTC swaps, at value	2,215,762
Accrued management fee	2,257,956
Written options, at value (premium receivable $1,248,831)	1,207,645
Other payables and accrued expenses	923,375
Total Liabilities		18,084,675,737
Net Assets		$67,016,971,794
Net Assets consist of:
Paid in capital		$75,596,338,090
Total accumulated earnings (loss)		(8,579,366,296)
Net Assets		$67,016,971,794
Net Asset Value, offering price and redemption price per share ($67,016,971,794 ÷ 7,547,122,571 shares)		$8.88

Statement of Operations
		Six months ended November 30, 2023 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$2,621,811
Affiliated issuers		653,626,677
Interest		670,943,719
Income from Fidelity Central Funds		26,712,260
Total Income		1,353,904,467
Expenses
Management fee	$96,367,347
Custodian fees and expenses	201,715
Independent trustees' fees and expenses	194,754
Registration fees	1,515,558
Audit	45,680
Legal	54,379
Miscellaneous	201,461
Total expenses before reductions	98,580,894
Expense reductions	(81,769,431)
Total expenses after reductions		16,811,463
Net Investment income (loss)		1,337,093,004
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(836,372,427)
Affiliated issuers	(549,220,256)
Foreign currency transactions	2,374,221
Futures contracts	61,863,015
Swaps	(5,940,564)
Total net realized gain (loss)		(1,327,296,011)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	207,870,917
Affiliated issuers	(367,101,578)
Forward foreign currency contracts	(4,669,640)
Assets and liabilities in foreign currencies	12,033
Futures contracts	3,087,859
Swaps	(21,719,126)
Written options	41,186
TBA Sale commitments	(84,703,410)
Total change in net unrealized appreciation (depreciation)		(267,181,759)
Net gain (loss)		(1,594,477,770)
Net increase (decrease) in net assets resulting from operations		$(257,384,766)
Statement of Changes in Net Assets

	Six months ended November 30, 2023 (Unaudited)	Year ended May 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,337,093,004	$1,982,588,216
Net realized gain (loss)	(1,327,296,011)	(1,144,109,988)
Change in net unrealized appreciation (depreciation)	(267,181,759)	(1,813,366,788)
Net increase (decrease) in net assets resulting from operations	(257,384,766)	(974,888,560)
Distributions to shareholders	(1,263,378,303)	(1,934,293,675)

Share transactions
Proceeds from sales of shares	10,386,059,694	28,111,269,641
Reinvestment of distributions	1,225,261,684	1,894,870,669
Cost of shares redeemed	(7,435,012,487)	(10,626,546,322)

Net increase (decrease) in net assets resulting from share transactions	4,176,308,891	19,379,593,988
Total increase (decrease) in net assets	2,655,545,822	16,470,411,753

Net Assets
Beginning of period	64,361,425,972	47,891,014,219
End of period	$67,016,971,794	$64,361,425,972

Other Information
Shares
Sold	1,171,297,811	3,047,337,881
Issued in reinvestment of distributions	138,671,946	207,670,194
Redeemed	(846,604,571)	(1,159,173,454)
Net increase (decrease)	463,365,186	2,095,834,621

Financial Highlights
Strategic Advisers® Fidelity® Core Income Fund

	Six months ended (Unaudited) November 30, 2023	Years ended May 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$9.09	$9.60	$10.60	$10.95	$10.47	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.181	.322	.222	.239	.302	.209
Net realized and unrealized gain (loss)	(.220)	(.519)	(.993)	.106	.613	.445
Total from investment operations	(.039)	(.197)	(.771)	.345	.915	.654
Distributions from net investment income	(.171)	(.313)	(.223)	(.245)	(.299)	(.182)
Distributions from net realized gain	-	-	(.006)	(.450)	(.136)	(.002)
Total distributions	(.171)	(.313)	(.229)	(.695)	(.435)	(.184)
Net asset value, end of period	$8.88	$9.09	$9.60	$10.60	$10.95	$10.47
Total Return D,E	(.41)%	(2.02)%	(7.41)%	3.10%	8.94%	6.60%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.30% H	.30%	.30%	.31%	.32%	.37% H
Expenses net of fee waivers, if any	.05% H	.05%	.05%	.06%	.07%	.12% H
Expenses net of all reductions	.05% H	.05%	.05%	.06%	.07%	.12% H
Net investment income (loss)	4.09% H	3.52%	2.14%	2.18%	2.83%	3.30% H
Supplemental Data
Net assets, end of period (000 omitted)	$67,016,972	$64,361,426	$47,891,014	$35,955,537	$24,774,315	$16,953,257
Portfolio turnover rate I	199% H	202%	201%	191%	247%	124% H,J

AFor the period October 16, 2018 (commencement of operations) through May 31, 2019.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JPortfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements (Unaudited)
For the period ended November 30, 2023

1. Organization.
Strategic Advisers Fidelity Core Income Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to certain managed account clients of Strategic Advisers LLC (Strategic Advisers), an affiliate of Fidelity Management & Research Company LLC (FMR).
2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank notes, bank loan obligations, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in interest. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in interest receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Strategic Advisers Fidelity Core Income Fund	$2,192

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, swaps, market discount, deferred Trustee compensation and losses deferred due to wash sales and future contracts.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$516,192,043
Gross unrealized depreciation	(6,325,045,054)
Net unrealized appreciation (depreciation)	$(5,808,853,011)
Tax cost	$84,436,653,523

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(744,329,016)
Long-term	(725,851,137)
Total capital loss carryforward	$(1,470,180,153)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Statement of Assets and Liabilities as "Receivable for TBA sale commitments" and "TBA sale commitments, at value," respectively.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.
3. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, forward foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, options and bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. For OTC written options with upfront premiums received, a fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Strategic Advisers Fidelity Core Income Fund
Credit Risk
Purchased Options	(524,593)	177,113
Swaps	(689,755)	(3,685,841)
Total Credit Risk	(1,214,348)	(3,508,728)
Foreign Exchange Risk
Forward Foreign Currency Contracts	-	(4,669,640)
Total Foreign Exchange Risk	-	(4,669,640)
Interest Rate Risk
Futures Contracts	61,863,015	3,087,859
Purchased Options	769,500	(42,634)
Written Options	-	41,186
Swaps	(5,250,809)	(18,033,285)
Total Interest Rate Risk	57,381,706	(14,946,874)
Totals	56,167,358	(23,125,242)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period unless an average contract value is presented.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. OTC options, such as swaptions, which are options where the underlying instrument is a swap, were used to manage exposure to fluctuations in interest rates and potential credit events.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period unless an average notional amount is presented.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period unless an average notional amount is presented.

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and  in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Strategic Advisers Fidelity Core Income Fund	44,373,989,161	40,703,327,817
5. Fees and Other Transactions with Affiliates.
Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month to the aggregate of the fee rates, payable monthly by the investment adviser, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed .60% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .29% of the Fund's average net assets.

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Sub-Adviser. FIAM LLC (an affiliate of the investment adviser) served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid as described in the Management Fee note.

Interfund Trades. Funds may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Prior Fiscal Year Affiliated Exchanges In-Kind. During the prior period, the Fund redeemed shares of Fidelity Intermediate Bond Fund, Fidelity Corporate Bond Fund and Fidelity Global Credit Fund in exchange for investments and cash, if any, as noted in the table below. The Fund had a net realized loss of $479,994,211 on the Fund's redemptions of Fidelity Intermediate Bond Fund, Fidelity Corporate Bond Fund and Fidelity Global Credit Fund, which is included in "Net Realized gain (loss)" in the accompanying Statement of Changes in Net Assets. The Fund recognized a net loss on the exchanges for federal income tax purposes.

Fund Name	Value of Investments ($)	Net realized gain (loss) ($)	Shares redeemed
Fidelity Intermediate Bond Fund	1,495,644,500	(161,321,472)	153,556,930
Fidelity Corporate Bond Fund	2,797,847,189	(312,457,179)	271,635,649
Fidelity Global Credit Fund	25,630,401	(6,215,560)	3,394,755
6. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Strategic Advisers Fidelity Core Income Fund	$53,716
8. Expense Reductions.
The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2026. During the period, this waiver reduced the Fund's management fee by $81,757,984.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $11,447.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

Funds do not invest in underlying mutual funds for the purpose of exercising management or control; however, investments by funds within their principal investment strategies may represent a significant portion of the underlying mutual fund's net assets. At the end of the period, certain Funds were the owners of record of 10% or more of the total outstanding shares of the following underlying mutual funds as shown below.

Fund	Strategic Advisers Fidelity Core Income Fund
Fidelity Government Income Fund	13%
Fidelity Intermediate Treasury Bond Index Fund	27%
Fidelity New Markets Income Fund	27%
Fidelity Real Estate Income Fund	24%
Fidelity SAI High Income Fund	22%
Fidelity SAI International Credit Fund	100%
Fidelity SAI Long-Term Treasury Bond Index Fund	61%
Fidelity SAI Short-Term Bond Fund	13%
Fidelity SAI Total Bond Fund	76%
Fidelity SAI U.S. Treasury Bond Index Fund	48%
Fidelity Short-Term Treasury Bond Index Fund	20%
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2023 to November 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value June 1, 2023	Ending Account Value November 30, 2023	Expenses Paid During Period- C June 1, 2023 to November 30, 2023

Strategic Advisers® Fidelity® Core Income Fund	.05%
Actual		$ 1,000	$ 995.90	$ .25
Hypothetical-B		$ 1,000	$ 1,024.75	$ .25

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Strategic Advisers Fidelity Core Income Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Strategic Advisers LLC (Strategic Advisers), the sub-advisory agreement with FIAM LLC (FIAM or the Sub-Adviser) (the Sub-Advisory Agreement), and the sub-sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Japan) Limited, and Fidelity Management & Research (Hong Kong) Limited (collectively, the Sub-Sub-Advisory Agreements and, together with the management contract and the Sub-Advisory Agreement, the Advisory Contracts) for the fund. Strategic Advisers and the Sub-Adviser are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets at least four times per year and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The full Board or the Independent Trustees, as appropriate, act on all major matters; however, a portion of the activities of the Board (including certain of those described herein) may be conducted through standing committees that have been established by the Board. The Board, acting directly and through its committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts.
At its September 2023 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In addition, the Board approved an amendment to the Sub-Advisory Agreement with FIAM to add a new mandate (Amendment). The Board noted that the new mandate (once funded) is expected to increase the fund's total management fee rate and total net expenses slightly. The Board also noted that no other contract terms are impacted by the Amendment.

In reaching its determination to renew the fund's Advisory Contracts and approve the Amendment, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expenses; (iii) the total costs of the services provided by and the profits, if any, realized by Strategic Advisers from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows and whether any economies of scale are appropriately shared with fund shareholders. The Board's decision to renew the Advisory Contracts and approve the Amendment was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board throughout the year.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the approval of the Amendment is in the best interests of the fund and its shareholders. In addition, the Board concluded that the renewal of the Sub-Advisory Agreement and the approval of the Amendment do not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees charged under the Advisory Contracts bear a reasonable relationship to the services rendered.
Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the Investment Advisers, including the backgrounds of the fund's investment personnel and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Strategic Advisers' investment operations and investment groups. The Board considered the structure of each Investment Adviser's investment personnel compensation program and whether such structures provide appropriate incentives to act in the best interests of the fund. In approving the Amendment, the Board also took into consideration additional information about the new investment mandate provided by Strategic Advisers and FIAM.
The Trustees also discussed with representatives of Strategic Advisers, at meetings throughout the year, Strategic Advisers' role in, among other things, (i) setting, implementing and monitoring the investment strategies for the funds; (ii) identifying and recommending sub-advisers for the funds; (iii) overseeing compliance with federal securities laws by each sub-adviser with respect to the portion of fund assets allocated to the sub-adviser; (iv) monitoring and overseeing the performance and investment capabilities of each sub-adviser; and (v) recommending the replacement of a sub-adviser as appropriate. The Trustees considered that the Board had received from Strategic Advisers substantial information and periodic reports about Strategic Advisers' sub-adviser oversight and due diligence processes, as well as periodic reports regarding the performance of each sub-adviser.

The Board also considered the nature, extent and quality of services provided by the Sub-Adviser. The Trustees noted that under the Sub-Advisory Agreement subject to oversight by Strategic Advisers, the Sub-Adviser is responsible for, among other things, identifying investments for the portion of fund assets allocated to the Sub-Adviser, if any, and executing portfolio transactions to implement its investment strategy. In addition, the Trustees noted that the Sub-Adviser is responsible for providing such reporting as may be requested from Strategic Advisers to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staffs, their use of technology, and the Investment Advisers' approach to managing and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and/or fundamental analysis. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources and global compliance infrastructure, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of administrative and shareholder services performed by Strategic Advisers and its affiliates under the management contract and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, including sub-advisers, custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.
Investment Performance. In connection with the renewal of the Advisory Contracts, the Board considered annualized return information for the fund over different time periods, measured against an appropriate securities market index (benchmark index) and a peer group of mutual funds with similar objectives (peer group).

The Board considered discussions that occur at Board meetings throughout the year with representatives of Strategic Advisers about fund investment performance and the performance of each Sub-Adviser as part of regularly scheduled fund reviews and other reports to the Board on fund performance, taking into account various factors including general market conditions. The Board also considered information about performance attribution. In its discussions with representatives of Strategic Advisers regarding fund performance, the Board gave particular attention to information indicating underperformance of certain funds over different time periods and discussed with Strategic Advisers the reasons for any such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The
Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with the fund's performance notwithstanding that it lags its benchmark index peer group for certain periods.

In connection with the approval of the Amendment, the Board considered the historical investment performance of FIAM and its portfolio managers in managing accounts under a similar investment mandate.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Fund Expenses. The Board considered the amount and nature of fees paid to the Investment Advisers. The Board also considered information comparing the management fees and total expenses of the fund to those of other registered investment companies with investment objectives similar to those of the fund, as discussed below. The Board also noted Strategic Advisers' proposal to extend the management fee waiver and considered the fund's contractual maximum aggregate annual management fee rate. In considering the fund's management fee and management fee waiver and comparisons to other registered investment companies with investment objectives similar to those of the fund, the Board noted that shares of the fund are offered only to clients that participate in the Fidelity Portfolio Advisory Service managed account program.
In its review of the fund's total expenses, the Board considered the fund's management fee rate as well as other fund expenses, as applicable, such as expenses from holding Fidelity and non-Fidelity mutual funds and ETFs, pricing and bookkeeping fees, and custodial, legal, and audit fees.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Strategic Advisers funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); and (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group").
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for the 12-month period ended December 31, 2022 and equal to the competitive median of the asset size peer group for the 12-month period ended December 31, 2022. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the similar sales load structure group for the 12-month period ended December 31, 2022.
Fees Charged to Other Clients. The Board also considered fee structures paid by the Investment Advisers' other clients, such as other funds advised or subadvised by the Investment Advisers, pension plan clients, and other institutional clients with similar investment mandates.
Based on its review, the Board concluded that the fund's management fee bears a reasonable relationship to the services rendered. Further, based  on its review of the total expense ratios and fees charged to other clients of Strategic Advisers or its affiliates and the Sub-Adviser, the Board concluded that the total expenses of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered information regarding the revenues earned and the expenses incurred by Strategic Advisers and its affiliates in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.
On an annual basis, Strategic Advisers presents to the Board information about the profitability of its relationships with the fund. Strategic Advisers calculates profitability information for the fund using a series of detailed revenue and cost allocation methodologies. The Board reviews any significant changes from the prior year's methodologies. Strategic Advisers noted that, to the extent possible, it employs the same corporate reporting of revenues and expenses as those used by other Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.
The Board considered the costs of the services provided by and the profits realized, if any, by Strategic Advisers and its affiliates in connection with the operation of the fund and was satisfied that the profitability was not excessive.
The Board also considered information regarding the profitability of the Sub-Adviser's relationship with the fund and the potential fall-out benefits, if any, that may accrue to the Sub-Adviser as a result of its relationship with the fund. The Board considered profitability information provided by the Sub-Adviser in light of the nature of the relationship between Strategic Advisers and the Sub-Adviser with respect to the negotiation of sub-advisory fees.

Possible Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Strategic Advisers funds, whether the Strategic Advisers funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board considered that certain of the fund's Sub-Advisory Agreement provides for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees under such contract would accrue directly to the fund. The Board also took Strategic Advisers' management fee waiver into consideration.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements bear a reasonable relationship to the services rendered and that the fund's Advisory Contracts should be renewed and the Amendment should be approved because each agreement is in the best interests of the fund and its shareholders. In addition, the Board concluded that the renewal of the Sub-Advisory Agreement and the approval of the Amendment do not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

1.9887940.105
COI-SANN-0124
Strategic Advisers® Fidelity® Emerging Markets Fund

Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public

Semi-Annual Report
November 30, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary November 30, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)
(excluding cash equivalents)
Fidelity SAI Emerging Markets Value Index Fund	19.8
Fidelity Advisor Emerging Markets Fund Class Z	10.8
Fidelity SAI Emerging Markets Index Fund	10.2
Fidelity SAI Emerging Markets Low Volatility Index Fund	7.4
Taiwan Semiconductor Manufacturing Co. Ltd.	3.8
Samsung Electronics Co. Ltd.	2.5
Tencent Holdings Ltd.	2.5
PDD Holdings, Inc. ADR	1.2
Alibaba Group Holding Ltd.	1.0
HDFC Bank Ltd.	1.0
60.2

Market Sectors (% of Fund's net assets)
(Stocks Only)
Information Technology	10.6
Financials	10.4
Consumer Discretionary	7.9
Communication Services	4.1
Industrials	3.5
Materials	3.1
Consumer Staples	2.7
Health Care	1.6
Energy	1.3
Real Estate	0.3
Utilities	0.3

Asset Allocation (% of Fund's net assets)

Asset Allocation of funds in the pie chart reflect the categorizations of the asset as defined by Morningstar as of the reporting date.

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments November 30, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 45.0%
	Shares	Value ($)
COMMUNICATION SERVICES - 4.1%
Diversified Telecommunication Services - 0.0%
PT Telkom Indonesia Persero Tbk	15,164,295	3,687,289
Entertainment - 0.8%
International Games Systems Co. Ltd.	636,581	13,503,725
JYP Entertainment Corp.	99,983	7,384,212
NetEase, Inc.	1,506,600	34,003,761
NetEase, Inc. ADR	189,305	21,482,331
		76,374,029
Interactive Media & Services - 2.9%
Baidu, Inc. sponsored ADR (a)	43,786	5,195,647
NAVER Corp.	131,218	20,997,303
Tencent Holdings Ltd.	5,993,736	249,694,024
Yandex NV Series A (a)(b)	722,790	9,251,712
		285,138,686
Media - 0.0%
Focus Media Information Technology Co. Ltd. (A Shares)	3,488,100	3,196,661
Wireless Telecommunication Services - 0.4%
America Movil S.A.B. de CV Series L	5,463,949	4,942,202
Bharti Airtel Ltd.	825,270	10,042,832
Far EasTone Telecommunications Co. Ltd.	1,127,000	2,975,803
MTN Group Ltd.	3,790,522	20,698,698
		38,659,535
TOTAL COMMUNICATION SERVICES		407,056,200
CONSUMER DISCRETIONARY - 7.9%
Automobiles - 1.1%
Brilliance China Automotive Holdings Ltd.	14,160,000	7,595,458
BYD Co. Ltd. (H Shares)	602,302	16,187,836
Eicher Motors Ltd.	249,406	11,655,976
Hyundai Motor Co. Ltd.	308,211	43,699,879
Kia Corp.	296,688	19,606,492
Li Auto, Inc. ADR (a)	323,409	11,949,963
		110,695,604
Broadline Retail - 3.4%
Alibaba Group Holding Ltd.	10,883,239	101,164,199
Alibaba Group Holding Ltd. sponsored ADR (a)	446,031	33,398,801
JD.com, Inc. sponsored ADR	292,771	8,030,709
MercadoLibre, Inc. (a)	10,455	16,941,909
MINISO Group Holding Ltd. ADR	113,365	2,871,535
Naspers Ltd. Class N	227,721	41,960,097
PDD Holdings, Inc. ADR (a)	819,420	120,815,285
Vipshop Holdings Ltd. ADR (a)	721,077	11,558,864
		336,741,399
Diversified Consumer Services - 0.7%
New Oriental Education & Technology Group, Inc. (a)	3,223,500	26,217,929
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	528,433	43,003,878
		69,221,807
Hotels, Restaurants & Leisure - 1.6%
Arcos Dorados Holdings, Inc. Class A (c)	995,291	11,535,423
Atour Lifestyle Holdings Ltd. ADR	159,237	2,836,011
Luckin Coffee, Inc. ADR (a)	99,300	3,317,613
MakeMyTrip Ltd. (a)	277,366	11,713,166
Meituan Class B (a)(d)	4,109,888	47,578,133
OPAP SA	349,400	5,590,732
Sands China Ltd. (a)	1,468,400	3,601,775
Shangri-La Asia Ltd. (a)	15,480,000	10,225,801
Trip.com Group Ltd. (a)	8,750	307,331
Trip.com Group Ltd. ADR (a)	974,099	34,268,803
Yum China Holdings, Inc.	36,469	1,574,731
Yum China Holdings, Inc. (Hong Kong)	60,100	2,540,553
Zomato Ltd. (a)	16,166,000	22,984,053
		158,074,125
Household Durables - 0.4%
Haier Smart Home Co. Ltd.	1,672,950	4,837,563
Haier Smart Home Co. Ltd. (A Shares)	12,884,895	39,938,886
Midea Group Co. Ltd. (A Shares)	282,758	2,047,309
		46,823,758
Specialty Retail - 0.1%
Pepkor Holdings Ltd. (d)	1,469,400	1,451,375
Zhongsheng Group Holdings Ltd. Class H	2,452,000	5,870,009
		7,321,384
Textiles, Apparel & Luxury Goods - 0.6%
Anta Sports Products Ltd.	452,800	4,721,437
ECLAT Textile Co. Ltd.	1,369,000	25,857,339
Li Ning Co. Ltd.	4,220,500	11,751,677
Samsonite International SA (a)(d)	6,161,100	17,983,316
		60,313,769
TOTAL CONSUMER DISCRETIONARY		789,191,846
CONSUMER STAPLES - 2.7%
Beverages - 1.0%
China Resources Beer Holdings Co. Ltd.	300,000	1,351,888
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	106,551	13,520,256
Kweichow Moutai Co. Ltd. (A Shares) (a)	256,416	64,371,240
Tsingtao Brewery Co. Ltd. (H Shares)	2,070,000	13,674,036
Wuliangye Yibin Co. Ltd. (A Shares)	256,800	5,367,205
		98,284,625
Consumer Staples Distribution & Retail - 0.8%
Bid Corp. Ltd.	133,182	2,919,707
Jeronimo Martins SGPS SA	359,651	8,886,599
Raia Drogasil SA	4,437,454	25,315,409
Shoprite Holdings Ltd.	847,064	11,554,804
Wal-Mart de Mexico SA de CV Series V	8,967,256	35,154,473
		83,830,992
Food Products - 0.6%
China Mengniu Dairy Co. Ltd.	9,692,000	30,398,781
Gruma S.A.B. de CV Series B	943,039	17,476,777
Indofood Sukses Makmur Tbk PT	14,741,500	6,106,650
PT Indofood CBP Sukses Makmur Tbk	9,588,900	7,140,670
		61,122,878
Personal Care Products - 0.2%
AMOREPACIFIC Corp.	95,951	9,544,535
Hindustan Unilever Ltd.	224,188	6,844,102
		16,388,637
Tobacco - 0.1%
ITC Ltd.	935,496	4,889,356
TOTAL CONSUMER STAPLES		264,516,488
ENERGY - 1.1%
Energy Equipment & Services - 0.0%
China Oilfield Services Ltd. (H Shares)	1,392,000	1,496,908
Oil, Gas & Consumable Fuels - 1.1%
Adnoc Gas PLC	5,272,676	4,709,092
China Merchants Energy Shipping Co. Ltd. (A Shares)	5,760,655	4,851,503
COSCO Shipping Energy Transportation Co. Ltd. (H Shares)	946,000	917,988
Gazprom OAO (a)(b)	5,946,277	643,475
LUKOIL PJSC (b)	345,667	110,646
LUKOIL PJSC sponsored ADR (a)(b)	499,400	141,275
OMV AG	147,872	6,301,532
PetroChina Co. Ltd. (H Shares)	22,171,563	14,560,972
Petroleo Brasileiro SA - Petrobras (ON)	1,567,247	12,004,188
Prio SA (a)	296,900	2,770,516
PTT Exploration and Production PCL (For. Reg.)	1,486,269	6,366,123
Reliance Industries Ltd.	817,609	23,312,000
Saudi Arabian Oil Co. (d)	527,186	4,665,487
TotalEnergies SE	409,511	27,911,950
		109,266,747
TOTAL ENERGY		110,763,655
FINANCIALS - 10.0%
Banks - 7.1%
Absa Group Ltd.	3,019,853	27,835,271
Al Rajhi Bank	1,071,912	21,829,689
Alinma Bank	1,508,840	14,398,633
Axis Bank Ltd.	2,782,748	35,851,037
Axis Bank Ltd. sponsored GDR (Reg. S)	522,757	33,508,724
Banco do Brasil SA	1,171,596	12,917,893
Bangkok Bank PCL (For. Reg.)	779,521	3,327,896
Capitec Bank Holdings Ltd.	105,519	10,974,984
China Construction Bank Corp. (H Shares)	27,219,039	15,737,876
China Merchants Bank Co. Ltd. (H Shares)	1,804,500	6,297,736
Credicorp Ltd. (United States)	214,096	26,875,471
CTBC Financial Holding Co. Ltd.	8,344,000	7,268,709
Grupo Financiero Banorte S.A.B. de CV Series O	4,864,743	45,237,334
HDFC Bank Ltd.	5,308,978	99,542,342
HDFC Bank Ltd. sponsored ADR	639,709	38,408,128
ICICI Bank Ltd.	3,217,052	35,931,795
ICICI Bank Ltd. sponsored ADR	1,516,064	33,611,139
Industrial & Commercial Bank of China Ltd. (H Shares)	67,558,843	32,146,372
KB Financial Group, Inc.	337,529	13,545,425
National Bank of Greece SA (a)	6,666,639	45,586,191
Nu Holdings Ltd. (a)	3,664,176	29,826,393
OTP Bank PLC	257,768	10,716,024
PT Bank Central Asia Tbk	73,454,561	42,505,138
PT Bank Mandiri (Persero) Tbk	20,166,319	7,606,252
PT Bank Negara Indonesia (Persero) Tbk	15,381,388	5,231,259
PT Bank Rakyat Indonesia (Persero) Tbk	31,204,749	10,612,834
Sberbank of Russia (b)	3,314,825	21,077
Sberbank of Russia:
(RTSX) (b)	617,111	3,924
sponsored ADR (a)(b)	1,653,549	29,433
Standard Bank Group Ltd.	1,827,112	19,405,841
TCS Group Holding PLC GDR (a)(b)	267,069	3,098,000
The Saudi National Bank	2,117,903	19,730,964
		709,619,784
Capital Markets - 0.7%
Banco BTG Pactual SA unit	5,845,061	42,204,664
Hong Kong Exchanges and Clearing Ltd.	82,900	2,934,870
Noah Holdings Ltd. sponsored ADR	80,375	1,030,408
XP, Inc. Class A	952,064	22,173,571
		68,343,513
Consumer Finance - 0.4%
Kaspi.KZ JSC GDR (Reg. S)	349,849	35,684,598
Financial Services - 0.4%
Chailease Holding Co. Ltd.	5,540,812	32,825,552
FirstRand Ltd.	989,234	3,538,442
		36,363,994
Insurance - 1.4%
AIA Group Ltd.	5,029,800	43,241,855
China Life Insurance Co. Ltd. (H Shares)	43,109,474	58,389,543
HDFC Standard Life Insurance Co. Ltd. (d)	2,443,808	20,244,659
Ping An Insurance Group Co. of China Ltd. (H Shares)	4,055,651	18,601,854
		140,477,911
TOTAL FINANCIALS		990,489,800
HEALTH CARE - 1.6%
Biotechnology - 0.2%
Innovent Biologics, Inc. (a)(d)	2,679,585	15,711,212
Health Care Equipment & Supplies - 0.2%
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	582,428	23,739,476
Health Care Providers & Services - 0.2%
Apollo Hospitals Enterprise Ltd.	86,270	5,720,381
Hapvida Participacoes e Investimentos SA (a)(d)	21,488,309	19,078,211
		24,798,592
Life Sciences Tools & Services - 0.3%
WuXi AppTec Co. Ltd. (H Shares) (d)	1,198,324	14,036,927
Wuxi Biologics (Cayman), Inc. (a)(d)	2,049,423	11,412,940
		25,449,867
Pharmaceuticals - 0.7%
Hansoh Pharmaceutical Group Co. Ltd. (d)	15,500,000	31,391,702
Mankind Pharma Ltd.	242,861	5,526,942
Richter Gedeon PLC	1,445,941	36,443,568
		73,362,212
TOTAL HEALTH CARE		163,061,359
INDUSTRIALS - 3.5%
Aerospace & Defense - 0.5%
Hindustan Aeronautics Ltd.	658,806	18,802,712
Korea Aerospace Industries Ltd.	952,368	33,959,501
		52,762,213
Construction & Engineering - 0.4%
Larsen & Toubro Ltd.	1,182,088	44,077,906
Electrical Equipment - 0.3%
Bharat Heavy Electricals Ltd.	12,457,800	25,466,006
Contemporary Amperex Technology Co. Ltd.	101,348	2,371,710
		27,837,716
Ground Transportation - 0.5%
Localiza Rent a Car SA	14,137	162,278
Localiza Rent a Car SA	3,165,360	38,611,598
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	4,545,943	8,524,711
		47,298,587
Industrial Conglomerates - 0.1%
Bidvest Group Ltd./The	298,477	3,733,011
Industries Qatar QSC (a)	844,016	2,897,611
LG Corp.	43,160	2,792,442
		9,423,064
Machinery - 1.4%
Airtac International Group	578,426	19,989,560
HIWIN Technologies Corp.	3,494,530	25,433,180
Huaming Power Equipement Co. Ltd.	1,060,290	1,999,860
Hyundai Mipo Dockyard Co. Ltd. (a)	338,204	21,101,161
Shenzhen Inovance Technology Co. Ltd. (A Shares)	2,803,850	25,935,490
Sinoseal Holding Co. Ltd.	132,678	705,385
Sinotruk Hong Kong Ltd.	11,109,830	23,040,883
Techtronic Industries Co. Ltd.	487,000	4,944,004
Weichai Power Co. Ltd. (H Shares)	2,186,000	4,018,660
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)	2,216,217	8,981,327
		136,149,510
Marine Transportation - 0.1%
Pacific Basin Shipping Ltd.	43,534,000	13,208,503
Trading Companies & Distributors - 0.0%
BOC Aviation Ltd. Class A (d)	644,600	4,637,707
Transportation Infrastructure - 0.2%
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	1,090,328	16,608,065
TOTAL INDUSTRIALS		352,003,271
INFORMATION TECHNOLOGY - 10.6%
Communications Equipment - 0.1%
Accton Technology Corp.	369,000	6,264,397
Zhongji Innolight Co. Ltd. (A Shares)	197,600	2,628,298
		8,892,695
Electronic Equipment, Instruments & Components - 0.8%
Delta Electronics, Inc.	1,177,000	11,865,222
E Ink Holdings, Inc.	534,580	3,115,943
Elite Material Co. Ltd.	133,000	1,609,759
Gold Circuit Electronics Ltd.	595,000	4,320,933
LG Innotek Co. Ltd.	20,094	3,679,172
Lotes Co. Ltd.	109,000	3,214,868
Maxscend Microelectronics Co. Ltd. (A Shares)	174,800	3,392,510
SINBON Electronics Co. Ltd.	272,000	2,482,100
Unimicron Technology Corp.	1,497,385	8,441,749
Yageo Corp.	2,259,970	43,261,625
		85,383,881
IT Services - 0.5%
HCL Technologies Ltd.	867,215	13,945,871
Infosys Ltd.	735,861	12,863,826
Infosys Ltd. sponsored ADR	856,042	15,023,537
Tata Consultancy Services Ltd.	132,227	5,530,562
		47,363,796
Semiconductors & Semiconductor Equipment - 6.2%
Advanced Micro-Fabrication Equipment, Inc., China (A Shares)	493,000	11,737,355
Alchip Technologies Ltd.	265,453	26,295,032
ASE Technology Holding Co. Ltd.	698,000	2,836,207
ASML Holding NV (Netherlands)	8,498	5,791,614
ASPEED Tech, Inc.	20,000	1,876,035
Daqo New Energy Corp. ADR (a)	77,844	1,841,789
eMemory Technology, Inc.	181,898	14,571,075
Faraday Technology Corp.	336,000	4,125,621
Flat Glass Group Co. Ltd.	2,081,347	3,421,261
King Yuan Electronics Co. Ltd.	4,074,207	10,744,819
MediaTek, Inc.	1,292,648	38,907,898
Nanya Technology Corp.	2,018,000	4,820,678
Parade Technologies Ltd.	68,000	2,328,322
Realtek Semiconductor Corp.	314,143	4,497,620
SK Hynix, Inc.	505,691	52,092,184
Taiwan Semiconductor Manufacturing Co. Ltd.	20,891,205	380,245,614
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	467,612	45,503,324
Will Semiconductor Ltd.	264,500	4,011,838
		615,648,286
Technology Hardware, Storage & Peripherals - 3.0%
Lenovo Group Ltd.	8,203,581	10,134,620
Samsung Electronics Co. Ltd.	4,460,396	249,811,000
Samsung Electronics Co. Ltd. GDR (Reg. S)	22,345	31,081,895
Wiwynn Corp.	118,000	6,614,855
		297,642,370
TOTAL INFORMATION TECHNOLOGY		1,054,931,028
MATERIALS - 2.9%
Chemicals - 0.5%
Formosa Plastics Corp.	2,753,126	7,085,380
Guangdong Huate Gas Co. Ltd. (A Shares)	70,717	740,045
Hansol Chemical Co. Ltd.	23,984	3,708,723
LG Chemical Ltd.	8,357	3,221,031
PhosAgro PJSC (b)	88,909	5,658
PhosAgro PJSC:
GDR (Reg. S) (a)(b)	1	0
sponsored GDR (Reg. S) (a)(b)	1,718	35
Solar Industries India Ltd.	315,884	23,824,555
SRF Ltd.	417,424	11,851,451
		50,436,878
Construction Materials - 0.6%
CEMEX S.A.B. de CV sponsored ADR (a)	1,523,307	10,526,051
JK Cement Ltd.	556,500	24,317,134
Ultratech Cement Ltd.	216,519	23,379,601
		58,222,786
Metals & Mining - 1.6%
African Rainbow Minerals Ltd.	449,965	4,337,518
Antofagasta PLC	1,350,800	24,019,396
Barrick Gold Corp. (c)	2,170,100	38,172,059
Endeavour Mining PLC (c)	342,737	8,039,588
First Quantum Minerals Ltd.	744,477	6,095,390
Grupo Mexico SA de CV Series B	5,132,505	23,525,274
Impala Platinum Holdings Ltd.	2,792,489	11,354,865
Novolipetsk Steel OJSC GDR (Reg. S) (a)(b)	169,976	21,118
Southern Copper Corp.	13,900	999,827
Tata Steel Ltd.	3,251,702	4,987,740
Vale SA	535,414	8,033,304
Vale SA sponsored ADR	494,900	7,423,500
Zijin Mining Group Co. Ltd. (H Shares)	12,492,518	19,799,185
		156,808,764
Paper & Forest Products - 0.2%
Suzano Papel e Celulose SA	1,870,300	20,435,537
TOTAL MATERIALS		285,903,965
REAL ESTATE - 0.3%
Real Estate Management & Development - 0.3%
Ayala Land, Inc.	11,500,300	6,468,530
China Overseas Land and Investment Ltd.	1,391,500	2,572,332
China Resources Land Ltd.	1,628,000	5,960,698
Corporacion Inmobiliaria Vesta S.A.B. de CV ADR	330,165	12,476,935
KE Holdings, Inc. ADR	283,887	4,522,320
		32,000,815
UTILITIES - 0.3%
Independent Power and Renewable Electricity Producers - 0.3%
NTPC Ltd.	8,752,501	27,427,995
TOTAL COMMON STOCKS (Cost $4,227,774,895)		4,477,346,422

Nonconvertible Preferred Stocks - 0.8%
	Shares	Value ($)
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Petroleo Brasileiro SA - Petrobras sponsored ADR	1,464,326	22,360,258
FINANCIALS - 0.4%
Banks - 0.4%
Banco Bradesco SA (PN)	1,131,068	3,738,783
Itau Unibanco Holding SA	5,862,717	37,627,255
Itausa-Investimentos Itau SA (PN)	218,725	433,268
Sberbank of Russia (b)	2,462,434	15,771
Sberbank of Russia (Russia) (b)	3,791,522	24,284
		41,839,361
MATERIALS - 0.2%
Metals & Mining - 0.2%
Gerdau SA	464,630	2,062,589
Gerdau SA sponsored ADR	4,444,593	19,822,885
		21,885,474
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $86,795,802)		86,085,093

Equity Funds - 48.5%
	Shares	Value ($)
Diversified Emerging Markets Funds - 48.5%
Fidelity Advisor China Region Fund Class Z (e)	921,478	29,938,828
Fidelity Advisor Emerging Markets Fund Class Z (e)	30,725,403	1,072,931,081
Fidelity SAI Emerging Markets Index Fund (e)	78,966,991	1,013,936,170
Fidelity SAI Emerging Markets Low Volatility Index Fund (e)	68,814,796	740,447,201
Fidelity SAI Emerging Markets Value Index Fund (e)	163,721,825	1,972,847,993

TOTAL EQUITY FUNDS (Cost $4,994,836,749)		4,830,101,273

U.S. Treasury Obligations - 0.2%
	Principal Amount (f)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.31% to 5.42% 12/21/23 to 2/29/24 (g) (Cost $20,764,918)	20,910,000	20,765,912

Money Market Funds - 5.6%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (h)	147,018,067	147,047,471
Fidelity Securities Lending Cash Central Fund 5.39% (h)(i)	24,495,857	24,498,307
Invesco Government & Agency Portfolio Institutional Class 5.28% (j)	384,906,765	384,906,765
TOTAL MONEY MARKET FUNDS (Cost $556,432,400)		556,452,543

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $9,886,604,764)	9,970,751,243
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(14,510,951)
NET ASSETS - 100.0%	9,956,240,292

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE MSCI Emerging Markets Index Contracts (United States)	8,368	Dec 2023	413,002,640	13,243,223	13,243,223

The notional amount of futures purchased as a percentage of Net Assets is 4.1%

Legend

(a)	Non-income producing
(b)	Level 3 security
(c)	Security or a portion of the security is on loan at period end.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $188,191,669 or 1.9% of net assets.

(e)	Affiliated Fund
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $11,862,328.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	68,973,725	606,540,196	528,466,450	3,176,213	-	-	147,047,471	0.3%
Fidelity Securities Lending Cash Central Fund 5.39%	42,553,072	228,254,500	246,309,265	100,631	-	-	24,498,307	0.1%
Total	111,526,797	834,794,696	774,775,715	3,276,844	-	-	171,545,778

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor China Region Fund Class Z	-	30,000,000	-	-	-	(61,172)	29,938,828
Fidelity Advisor Emerging Markets Fund Class Z	942,934,200	85,000,001	-	-	-	44,996,880	1,072,931,081
Fidelity SAI Emerging Markets Index Fund	687,205,319	293,568,004	-	-	-	33,162,847	1,013,936,170
Fidelity SAI Emerging Markets Low Volatility Index Fund	645,450,043	60,000,001	-	-	-	34,997,157	740,447,201
Fidelity SAI Emerging Markets Value Index Fund	1,707,981,376	155,999,997	-	-	-	108,866,620	1,972,847,993
	3,983,570,938	624,568,003	-	-	-	221,962,332	4,830,101,273

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.
Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	407,056,200	144,423,175	253,381,313	9,251,712
Consumer Discretionary	789,191,846	592,898,855	196,292,991	-
Consumer Staples	264,516,488	264,516,488	-	-
Energy	133,123,913	104,316,567	27,911,950	895,396
Financials	1,032,329,161	761,156,547	267,980,125	3,192,489
Health Care	163,061,359	163,061,359	-	-
Industrials	352,003,271	352,003,271	-	-
Information Technology	1,054,931,028	653,193,767	401,737,261	-
Materials	307,789,439	296,407,763	11,354,865	26,811
Real Estate	32,000,815	32,000,815	-	-
Utilities	27,427,995	27,427,995	-	-

Equity Funds	4,830,101,273	4,830,101,273	-	-

Other Short-Term Investments	20,765,912	-	20,765,912	-

Money Market Funds	556,452,543	556,452,543	-	-
Total Investments in Securities:	9,970,751,243	8,777,960,418	1,179,424,417	13,366,408
Derivative Instruments: Assets
Futures Contracts	13,243,223	13,243,223	-	-
Total Assets	13,243,223	13,243,223	-	-
Total Derivative Instruments:	13,243,223	13,243,223	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of November 30, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	13,243,223	0
Total Equity Risk	13,243,223	0
Total Value of Derivatives	13,243,223	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements (Unaudited)
Statement of Assets and Liabilities
		November 30, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $24,109,791) - See accompanying schedule:
Unaffiliated issuers (cost $4,720,242,380)	$4,969,104,192
Fidelity Central Funds (cost $171,525,635)	171,545,778
Other affiliated issuers (cost $4,994,836,749)	4,830,101,273

Total Investment in Securities (cost $9,886,604,764)		$9,970,751,243
Foreign currency held at value (cost $2,571,194)		2,566,422
Receivable for investments sold		25,313,754
Receivable for fund shares sold		16,650,691
Dividends receivable		5,400,373
Interest receivable		2,232,942
Distributions receivable from Fidelity Central Funds		625,089
Receivable for daily variation margin on futures contracts		857,891
Prepaid expenses		7,468
Other receivables		755,477
Total assets		10,025,161,350
Liabilities
Payable to custodian bank	$18,230
Payable for investments purchased	21,605,226
Payable for fund shares redeemed	6,313,160
Accrued management fee	1,472,299
Deferred taxes	14,518,371
Other payables and accrued expenses	496,522
Collateral on securities loaned	24,497,250
Total Liabilities		68,921,058
Net Assets		$9,956,240,292
Net Assets consist of:
Paid in capital		$10,953,771,320
Total accumulated earnings (loss)		(997,531,028)
Net Assets		$9,956,240,292
Net Asset Value, offering price and redemption price per share ($9,956,240,292 ÷ 879,347,453 shares)		$11.32

Statement of Operations
		Six months ended November 30, 2023 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$67,495,674
Interest		12,498,069
Income from Fidelity Central Funds (including $100,631 from security lending)		3,276,844
Income before foreign taxes withheld		$83,270,587
Less foreign taxes withheld		(7,325,029)
Total Income		75,945,558
Expenses
Management fee	$20,127,086
Custodian fees and expenses	493,486
Independent trustees' fees and expenses	27,340
Registration fees	255,201
Audit	41,447
Legal	8,121
Miscellaneous	22,503
Total expenses before reductions	20,975,184
Expense reductions	(11,518,718)
Total expenses after reductions		9,456,466
Net Investment income (loss)		66,489,092
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $3,672,607)	(131,383,172)
Foreign currency transactions	(2,724,720)
Futures contracts	(17,719,602)
Total net realized gain (loss)		(151,827,494)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers(net of increase in deferred foreign taxes of $5,696,375)	310,121,236
Affiliated issuers	221,962,332
Assets and liabilities in foreign currencies	321,557
Futures contracts	13,850,495
Total change in net unrealized appreciation (depreciation)		546,255,620
Net gain (loss)		394,428,126
Net increase (decrease) in net assets resulting from operations		$460,917,218
Statement of Changes in Net Assets

	Six months ended November 30, 2023 (Unaudited)	Year ended May 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$66,489,092	$231,202,359
Net realized gain (loss)	(151,827,494)	(574,825,730)
Change in net unrealized appreciation (depreciation)	546,255,620	(189,475,375)
Net increase (decrease) in net assets resulting from operations	460,917,218	(533,098,746)
Distributions to shareholders	(45,154,247)	(196,585,510)

Share transactions
Proceeds from sales of shares	1,806,774,476	3,100,100,338
Reinvestment of distributions	43,218,330	190,308,274
Cost of shares redeemed	(689,248,932)	(3,177,214,790)

Net increase (decrease) in net assets resulting from share transactions	1,160,743,874	113,193,822
Total increase (decrease) in net assets	1,576,506,845	(616,490,434)

Net Assets
Beginning of period	8,379,733,447	8,996,223,881
End of period	$9,956,240,292	$8,379,733,447

Other Information
Shares
Sold	162,321,221	284,992,413
Issued in reinvestment of distributions	3,719,305	17,822,445
Redeemed	(61,933,656)	(289,241,557)
Net increase (decrease)	104,106,870	13,573,301

Financial Highlights
Strategic Advisers® Fidelity® Emerging Markets Fund

	Six months ended (Unaudited) November 30, 2023	Years ended May 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.81	$11.81	$15.70	$10.32	$10.71	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.08	.29	.26	.15	.26 D	.18
Net realized and unrealized gain (loss)	.49	(1.03)	(3.50)	5.34	(.39)	.67
Total from investment operations	.57	(.74)	(3.24)	5.49	(.13)	.85
Distributions from net investment income	(.06)	(.26)	(.24)	(.11)	(.26)	(.14)
Distributions from net realized gain	-	-	(.40)	-	-	-
Total distributions	(.06)	(.26)	(.65) E	(.11)	(.26)	(.14)
Net asset value, end of period	$11.32	$10.81	$11.81	$15.70	$10.32	$10.71
Total Return F,G	5.23%	(6.28)%	(21.40)%	53.25%	(1.58)%	8.63%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.46% J	.47%	.50%	.51%	.49%	.57% J
Expenses net of fee waivers, if any	.21% J	.22%	.25%	.25%	.24%	.32% J
Expenses net of all reductions	.21% J	.22%	.25%	.24%	.23%	.31% J
Net investment income (loss)	1.44% J	2.72%	1.89%	1.05%	2.35% D	2.82% J
Supplemental Data
Net assets, end of period (000 omitted)	$9,956,240	$8,379,733	$8,996,224	$7,503,942	$2,976,388	$1,943,853
Portfolio turnover rate K	29% J	43%	29%	47%	49%	125% J

AFor the period October 30, 2018 (commencement of operations) through May 31, 2019.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.80%.

ETotal distributions per share do not sum due to rounding.

FTotal returns for periods of less than one year are not annualized.

GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements (Unaudited)
For the period ended November 30, 2023

1. Organization.
Strategic Advisers Fidelity Emerging Markets Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to certain managed account clients of Strategic Advisers LLC (Strategic Advisers), an affiliate of Fidelity Management & Research Company LLC (FMR). The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Strategic Advisers Fidelity Emerging Markets Fund	$10

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$992,018,579
Gross unrealized depreciation	(969,083,832)
Net unrealized appreciation (depreciation)	$22,934,747
Tax cost	$9,961,059,719

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(590,464,371)
Long-term	(298,389,485)
Total capital loss carryforward	$(888,853,856)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
3. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Strategic Advisers Fidelity Emerging Markets Fund	2,232,506,707	1,258,316,855
5. Fees and Other Transactions with Affiliates.
Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month to the aggregate of the fee rates, payable monthly by the investment adviser, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.20% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .44% of the Fund's average net assets.

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Sub-Advisers. FIAM LLC (an affiliate of the investment adviser) and FIL Investment Advisors each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid as described in the Management Fee note.

Geode Capital Management, LLC (Geode) has been retained to serve as a sub-adviser for the Fund. As of the date of this report, however, Geode has not been allocated any portion of the Fund's assets. Geode in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:
Amount
Strategic Advisers Fidelity Emerging Markets Fund	$2,489

Interfund Trades. Funds may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Strategic Advisers Fidelity Emerging Markets Fund	17,114,185	13,168,176	(3,284,438)

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:
Amount ($)
Strategic Advisers Fidelity Emerging Markets Fund	2,112

6. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Strategic Advisers Fidelity Emerging Markets Fund	$7,549

8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Strategic Advisers Fidelity Emerging Markets Fund	$10,799	$-	$-

9. Expense Reductions.
The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2026. During the period, this waiver reduced the Fund's management fee by $ 11,510,067.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $8,651.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

Funds do not invest in underlying mutual funds for the purpose of exercising management or control; however, investments by funds within their principal investment strategies may represent a significant portion of the underlying mutual fund's net assets. At the end of the period, certain Funds were the owners of record of 10% or more of the total outstanding shares of the following underlying mutual funds as shown below.

Fund	Strategic Advisers Fidelity Emerging Markets Fund
Fidelity Emerging Markets Fund	14%
Fidelity SAI Emerging Markets Index Fund	27%
Fidelity SAI Emerging Markets Low Volatility Index Fund	22%
Fidelity SAI Emerging Markets Value Index Fund	65%

11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2023 to November 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value June 1, 2023	Ending Account Value November 30, 2023	Expenses Paid During Period- C June 1, 2023 to November 30, 2023

Strategic Advisers® Fidelity® Emerging Markets Fund	.21%
Actual		$ 1,000	$ 1,052.30	$ 1.08
Hypothetical-B		$ 1,000	$ 1,023.95	$ 1.06

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Strategic Advisers Fidelity Emerging Markets Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Strategic Advisers LLC (Strategic Advisers), the sub-advisory agreements with FIAM LLC, FIL Investment Advisors, and Geode Capital Management, LLC (each a Sub-Adviser and collectively, the Sub-Advisers) (collectively, the Sub-Advisory Agreements), and the sub-sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Japan) Limited, Fidelity Management & Research (Hong Kong) Limited, and FIL Investment Advisors (UK) Limited (collectively, the Sub-Sub-Advisory Agreements and, together with the management contract and the Sub-Advisory Agreements, the Advisory Contracts) for the fund. Strategic Advisers and the Sub-Advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets at least four times per year and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The full Board or the Independent Trustees, as appropriate, act on all major matters; however, a portion of the activities of the Board (including certain of those described herein) may be conducted through standing committees that have been established by the Board. The Board, acting directly and through its committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts.
At its September 2023 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination to renew the fund's Advisory Contracts, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expenses; (iii) the total costs of the services provided by and the profits, if any, realized by Strategic Advisers from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows and whether any economies of scale are appropriately shared with fund shareholders. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board throughout the year.

The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders. In addition, the Board concluded that the renewal of each Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees charged under the Advisory Contracts bear a reasonable relationship to the services rendered.
Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the Investment Advisers, including the backgrounds of the fund's investment personnel and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Strategic Advisers' investment operations and investment groups. The Board considered the structure of each Investment Adviser's investment personnel compensation program and whether such structures provide appropriate incentives to act in the best interests of the fund.
The Trustees also discussed with representatives of Strategic Advisers, at meetings throughout the year, Strategic Advisers' role in, among other things, (i) setting, implementing and monitoring the investment strategies for the funds; (ii) identifying and recommending sub-advisers for the funds; (iii) overseeing compliance with federal securities laws by each sub-adviser with respect to the portion of fund assets allocated to the sub-adviser; (iv) monitoring and overseeing the performance and investment capabilities of each sub-adviser; and (v) recommending the replacement of a sub-adviser as appropriate. The Trustees considered that the Board had received from Strategic Advisers substantial information and periodic reports about Strategic Advisers' sub-adviser oversight and due diligence processes, as well as periodic reports regarding the performance of each sub-adviser.

The Board also considered the nature, extent and quality of services provided by each Sub-Adviser. The Trustees noted that under the Sub-Advisory Agreements subject to oversight by Strategic Advisers, each Sub-Adviser is responsible for, among other things, identifying investments for the portion of fund assets allocated to the Sub-Adviser, if any, and executing portfolio transactions to implement its investment strategy. In addition, the Trustees noted that each Sub-Adviser is responsible for providing such reporting as may be requested from Strategic Advisers to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staffs, their use of technology, and the Investment Advisers' approach to managing and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and/or fundamental analysis. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources and global compliance infrastructure, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of administrative and shareholder services performed by Strategic Advisers and its affiliates under the management contract and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, including sub-advisers, custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.
Investment Performance. In connection with the renewal of the Advisory Contracts, the Board considered annualized return information for the fund over different time periods, measured against an appropriate securities market index (benchmark index) and a peer group of mutual funds with similar objectives (peer group).

The Board considered discussions that occur at Board meetings throughout the year with representatives of Strategic Advisers about fund investment performance and the performance of each Sub-Adviser as part of regularly scheduled fund reviews and other reports to the Board on fund performance, taking into account various factors including general market conditions. The Board also considered information about performance attribution. In its discussions with representatives of Strategic Advisers regarding fund performance, the Board gave particular attention to information indicating underperformance of certain funds over different time periods and discussed with Strategic Advisers the reasons for any such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with the fund's performance notwithstanding that it lags its benchmark index peer group for certain periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Fund Expenses. The Board considered the amount and nature of fees paid to the Investment Advisers. The Board also considered information comparing the management fees and total expenses of the fund to those of other registered investment companies with investment objectives similar to those of the fund, as discussed below. The Board also noted Strategic Advisers' proposal to extend the management fee waiver and considered the fund's contractual maximum aggregate annual management fee rate. In considering the fund's management fee and management fee waiver and comparisons to other registered investment companies with investment objectives similar to those of the fund, the Board noted that shares of the fund are offered only to clients that participate in the Fidelity Portfolio Advisory Service managed account program.

In its review of the fund's total expenses, the Board considered the fund's management fee rate as well as other fund expenses, as applicable, such as expenses from holding Fidelity and non-Fidelity mutual funds and ETFs, pricing and bookkeeping fees, and custodial, legal, and audit fees.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Strategic Advisers funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); and (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group").
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for the 12-month period ended December 31, 2022 and below the competitive median of the asset size peer group for the 12-month period ended December 31, 2022. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the similar sales load structure group for the 12-month period ended December 31, 2022.
Fees Charged to Other Clients. The Board also considered fee structures paid by the Investment Advisers' other clients, such as other funds advised or subadvised by the Investment Advisers, pension plan clients, and other institutional clients with similar investment mandates.
Based on its review, the Board concluded that the fund's management fee bears a reasonable relationship to the services rendered. Further, based on its review of the total expense ratios and fees charged to other clients of Strategic Advisers or its affiliates and each Sub-Adviser, the Board concluded that the total expenses of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered information regarding the revenues earned and the expenses incurred by Strategic Advisers and its affiliates in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.
On an annual basis, Strategic Advisers presents to the Board information about the profitability of its relationships with the fund. Strategic Advisers calculates profitability information for the fund using a series of detailed revenue and cost allocation methodologies. The Board reviews any significant changes from the prior year's methodologies. Strategic Advisers noted that, to the extent possible, it employs the same corporate reporting of revenues and expenses as those used by other Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.
The Board considered the costs of the services provided by and the profits realized, if any, by Strategic Advisers and its affiliates in connection with the operation of the fund and was satisfied that the profitability was not excessive.
The Board also considered information regarding the profitability of the Sub-Advisers' respective relationships with the fund and the potential fall-out benefits, if any, that may accrue to the Sub-Advisers as a result of their respective relationships with the fund. The Board considered profitability information provided by the Sub-Advisers in light of the nature of the relationships between Strategic Advisers and the Sub-Advisers with respect to the negotiation of sub-advisory fees.

Possible Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Strategic Advisers funds, whether the Strategic Advisers funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board considered that certain of the fund's Sub-Advisory Agreements provide for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees under such contracts would accrue directly to the fund. The Board also took Strategic Advisers' management fee waiver into consideration.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements bear a reasonable relationship to the services rendered and that the fund's Advisory Contracts should be renewed because each agreement is in the best interests of the fund and its shareholders. In addition, the Board concluded that the renewal of each Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

1.9890708.105
STE-SANN-0124
Strategic Advisers® Tax-Sensitive Short Duration Fund

Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public

Semi-Annual Report
November 30, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary November 30, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)
(excluding cash equivalents)
Vanguard Short-Term Tax-Exempt Fund Admiral Shares	6.0
JP Morgan Ultra-Short Municipal Income ETF	5.0
Illinois General Obligation	1.7
Main Street Natural Gas, Inc.	1.6
Black Belt Energy Gas District	1.6
Federated Hermes Municipal Ultrashort Fund Institutional Shares	1.6
Pennsylvania Econ Dev Financing Authority Solid Waste Disposal Rev.	1.4
Chandler Indl. Dev. Auth. Indl. Dev. Rev.	1.3
Maryland Cmnty Dev Admin Dept Hsg & Cmnty Dev	1.1
New York Metropolitan Transportation Authority Rev.	1.0
Revenue Sources (% of Fund's net assets)
General Obligations	13.1
Transportation	11.1
Health Care	11.0
Resource Recovery	5.5
Synthetics	5.4
State G.O.	5.2
Housing	5.0
Others (Individually Less Than 5%)	25.6

Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Asset Allocation of funds in the pie chart reflect the categorizations of the asset as defined by Morningstar as of the reporting date.

Schedule of Investments November 30, 2023 (Unaudited)

Showing Percentage of Net Assets
Municipal Bonds - 61.0%
	Principal Amount (a)	Value ($)
Alabama - 1.8%
Birmingham Arpt. Auth. Series 2020:
5% 7/1/24 (Build America Mutual Assurance Insured)	325,000	328,268
5% 7/1/25 (Build America Mutual Assurance Insured)	325,000	334,479
Black Belt Energy Gas District:
(Proj. No. 6) Series 2021 B:
4% 12/1/23	1,250,000	1,250,000
4% 12/1/24	1,250,000	1,249,840
(Proj. No.7) Series 2021 C1:
4% 12/1/24	3,000,000	2,997,594
4% 12/1/25	4,000,000	3,993,508
Bonds:
(Proj. No.7):
Series 2021 C1, 4%, tender 12/1/26 (b)	11,350,000	11,234,715
Series 2021 C2, SIFMA Municipal Swap Index + 0.350% 3.95%, tender 12/1/26 (b)(c)	2,350,000	2,291,007
Series 2019 A, 4%, tender 12/1/25 (b)	3,050,000	3,031,924
Series 2022 D2, U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.400% 4.964%, tender 6/1/27 (b)(c)	5,000,000	5,016,158
Series 2022 E, 5%, tender 6/1/28 (b)	2,370,000	2,447,040
Series 2023 D1, 5.5%, tender 2/1/29 (b)	1,000,000	1,048,559
Series 2021 A, 4% 12/1/23	435,000	435,000
Series 2021 C1, 4% 12/1/23	790,000	790,000
Series 2022 C:
5.25% 12/1/23	525,000	525,000
5.25% 6/1/24	735,000	739,595
Series 2022 C1:
5.25% 12/1/24	2,025,000	2,051,274
5.25% 6/1/25	695,000	708,170
5.25% 12/1/25	1,125,000	1,154,796
5.25% 6/1/26	575,000	593,666
Series 2022 E:
5% 6/1/24	1,790,000	1,800,163
5% 6/1/25	825,000	838,033
5% 6/1/26	1,140,000	1,170,299
Series 2023 A:
5% 10/1/24	2,075,000	2,090,214
5% 10/1/25	2,125,000	2,160,420
Series 2023 C, 5.5% 6/1/27	685,000	709,138
Health Care Auth. for Baptist Health Series 2023 A:
5% 11/15/24	1,385,000	1,402,112
5% 11/15/25	1,290,000	1,324,582
Infirmary Health Systems Spl. Care Facilities Fing. Auth. Rev. Series 2016 A, 5% 2/1/26	500,000	512,429
Mobile County Board of School Commissioners:
Series 2016 A:
5% 3/1/24	25,000	25,095
5% 3/1/25	100,000	102,100
Series 2016 B, 5% 3/1/24	45,000	45,172
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds:
(Alabama Pwr. Co. Barry Plant Proj.) Series 2007 C, 3.78%, tender 6/16/26 (b)	740,000	741,534
Series 2009 E, 1%, tender 6/26/25 (b)	600,000	575,478
Southeast Alabama Gas Supply District Bonds:
(Proj. No. 2) Series 2018 A, 4%, tender 6/1/24 (b)	6,465,000	6,455,196
Series 2018 A, 4%, tender 4/1/24 (b)	4,000,000	3,995,206
Southeast Energy Auth. Rev.:
(Proj. No. 2) Series 2021 B1:
4% 6/1/24	1,090,000	1,089,667
4% 6/1/25	300,000	300,002
(Proj. NO. 5) Series 2023 A:
5% 7/1/24	350,000	351,807
5% 7/1/25	650,000	658,844
5% 7/1/27	1,185,000	1,217,945
5.25% 7/1/28	1,945,000	2,026,951
Univ. of South Alabama Univ. Rev. Series 2021, 4% 4/1/26	500,000	506,869
TOTAL ALABAMA		72,319,849
Alaska - 0.3%
Alaska Hsg. Fin. Corp. Series 2021 A:
3% 12/1/23	450,000	450,000
3% 6/1/24	400,000	398,971
Alaska Hsg. Fin. Corp. Mtg. Rev. Series 2022 A, 3% 6/1/51	490,000	470,085
Alaska Int'l. Arpts. Revs. Series 2021 C:
5% 10/1/25 (d)	1,980,000	2,024,915
5% 10/1/28 (d)	1,000,000	1,067,239
Alaska Muni. Bond Bank Series 2023 TWO:
5% 12/1/24 (d)	460,000	464,816
5% 12/1/25 (d)	485,000	496,010
5% 12/1/26 (d)	510,000	528,671
Northern Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2021 A:
5% 6/1/24	2,600,000	2,614,786
5% 6/1/25	2,415,000	2,459,331
5% 6/1/26	1,000,000	1,031,773
TOTAL ALASKA		12,006,597
Arizona - 2.7%
Arizona Health Facilities Auth. Rev.:
(Scottsdale Lincoln Hospitals Proj.) Series 2014 A:
5% 12/1/23	20,000	20,000
5% 12/1/24	45,000	45,699
5% 12/1/26	110,000	111,598
Bonds Series 2015 B:
0.000% x SIFMA Municipal Swap Index 4.06%, tender 11/4/26 (b)(c)	2,105,000	2,068,776
0.000% x SIFMA Municipal Swap Index 4.06%, tender 1/1/46 (b)(c)	395,000	395,000
Arizona Indl. Dev. Auth. Hosp. Rev. Series 2020 A, 5% 2/1/26	750,000	777,474
Bullhead City Excise Taxes Series 2021 2, 0.75% 7/1/25	325,000	307,302
Chandler Indl. Dev. Auth. Indl. Dev. Rev.:
(Intel Corp. Proj.) Series 2022 2, 5%, tender 9/1/27 (b)(d)	7,290,000	7,526,079
Bonds (Intel Corp. Proj.):
Series 2007, 4.1%, tender 6/15/28 (b)(d)	570,000	573,612
Series 2019, 5%, tender 6/3/24 (b)(d)	41,680,000	41,805,336
Coconino County Poll. Cont. Corp. Rev. Bonds (Navada Pwr. Co. Projs.) Series 2017 A, 4.125%, tender 3/31/26 (b)(d)	1,055,000	1,055,016
Glendale Union School District 205 Series A:
5% 7/1/24 (Assured Guaranty Muni. Corp. Insured)	225,000	227,224
5% 7/1/25 (Assured Guaranty Muni. Corp. Insured)	225,000	231,038
Maricopa County Rev.:
Bonds:
Series 2019 D, 5%, tender 5/15/26 (b)	9,600,000	9,976,384
Series 2023 A1, 5%, tender 5/15/26 (b)	6,040,000	6,269,600
Series 2023 A2, 5%, tender 5/15/28 (b)	2,120,000	2,268,055
Series C, 5%, tender 10/18/24 (b)	1,140,000	1,154,943
Series 2016 A, 4% 1/1/24	115,000	115,051
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2017 A, 5% 7/1/24 (d)	1,020,000	1,027,640
Series 2017 D, 5% 7/1/24	490,000	494,815
Series 2018, 5% 7/1/24 (d)	400,000	402,996
Series 2023, 5% 7/1/25 (d)	1,100,000	1,124,413
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2014 B, 5% 7/1/27	400,000	403,679
Phoenix Indl. Solid Waste Disp. Rev. Bonds (Republic Svc., Inc. Proj.) Series 2013, 4.9%, tender 2/1/24 (b)(d)	26,000,000	26,007,379
Yuma Pledged Rev. Series 2021:
4% 7/1/24	300,000	301,237
4% 7/1/25	505,000	511,637
TOTAL ARIZONA		105,201,983
Arkansas - 0.1%
Arkansas Dev. Fin. Auth. Multi-family Hsg. Rev. Bonds Series 2021, 1.25%, tender 12/1/23 (b)	5,000,000	5,000,000
Arkansas Dev. Fin. Auth. Pub. Safety Charges (Arkansas Division of Emergency Mgmt. Proj.) Series 2020, 5% 6/1/24	565,000	569,748
TOTAL ARKANSAS		5,569,748
California - 3.6%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds:
Series 2017 G, 2%, tender 4/1/24 (b)	1,120,000	1,112,920
Series 2018 A, 2.625%, tender 4/1/26 (b)	290,000	281,856
Series 2021 B, 0.280% x SIFMA Municipal Swap Index 4.09%, tender 12/7/23 (b)(c)	2,500,000	2,494,426
Series A, 2.95%, tender 4/1/26 (b)	110,000	107,507
Series B, 2.85%, tender 4/1/25 (b)	95,000	93,897
California Cmnty. Choice Fing. Auth. Clean Energy Proj. Rev. Series 2023 C, 5% 10/1/26	625,000	635,420
California Gen. Oblig.:
Series 2021, 5% 12/1/23	2,000,000	2,000,000
Series 2023, 5% 10/1/28	1,000,000	1,109,416
California Health Facilities Fing. Auth. Rev. Bonds:
(Providence St. Jospeh Health) Series 2016 B3, 2%, tender 10/1/25 (b)	1,250,000	1,217,101
Series 2016 B2, 4%, tender 10/1/24 (b)	7,000,000	7,017,747
Series 2021 A, 3%, tender 8/15/25 (b)	2,665,000	2,664,491
California Hsg. Fin. Agcy. Ltd. Obl Bonds Series 2023 V, 5%, tender 11/1/26 (b)	5,000,000	5,199,513
California Infrastructure and Econ. Dev. Bank Rev. Bonds:
Series 2020 A, 3.65%, tender 1/31/24 (b)(d)(e)	26,255,000	26,187,430
Series 2021 B1, 0.39%, tender 1/1/24 (b)	1,000,000	1,000,000
California Muni. Fin. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.):
Series 2021 A, 4.7%, tender 4/1/24 (b)(d)	7,200,000	7,199,200
Series 2021 B, 4.2%, tender 1/16/24 (b)(d)	1,200,000	1,199,193
(Waste Mgmt., Inc. Proj.):
Series 2017 A, 0.7%, tender 12/1/23 (b)(d)	1,600,000	1,590,784
Series 2020 B, 4.8%, tender 6/2/25 (b)	5,250,000	5,274,561
Series 2020, 4.25%, tender 12/1/23 (b)(d)	6,780,000	6,780,000
California Muni. Fin. Auth. Student Hsg. (CHF Davis II, L.L.C. Orchard Park Student Hsg. Proj.) Series 2021, 5% 5/15/24 (Build America Mutual Assurance Insured)	500,000	502,891
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs. INC. Proj.) Series 2023, 4.25%, tender 2/15/24 (b)(d)(e)	7,200,000	7,192,813
California Pub. Fin. Auth. Rev. Series 2021 A, 4% 10/15/24	380,000	379,811
California Pub. Works Board Lease Rev.:
(Various Cap. Projs.) Series 2021 B, 5% 5/1/24	1,095,000	1,103,101
Series 2014 B, 5% 10/1/25	350,000	355,590
California Statewide Cmntys. Dev. Auth. Rev. Series 2007:
4.2%, tender 7/1/41 (Assured Guaranty Muni. Corp. Insured) (b)	5,525,000	5,525,000
4.9%, tender 7/1/40 (Assured Guaranty Muni. Corp. Insured) (b)	9,275,000	9,275,000
5.25%, tender 7/1/40 (Assured Guaranty Muni. Corp. Insured) (b)	2,175,000	2,175,000
Castaic Lake Wtr. Agcy. Ctfs. of Prtn. Series 1999, 0% 8/1/28 (AMBAC Insured)	225,000	194,711
Fresno Arpt. Rev. Series 2023 A:
5% 7/1/24 (Build America Mutual Assurance Insured) (d)	250,000	251,730
5% 7/1/25 (Build America Mutual Assurance Insured) (d)	500,000	510,327
Long Beach Hbr. Rev. Series 2020 B, 5% 5/15/24 (d)	1,475,000	1,484,182
Los Angeles County Dev. Authorities Bonds Series 2023 C, 3.75%, tender 12/1/26 (b)	3,000,000	3,003,825
Los Angeles Dept. Arpt. Rev.:
Series 2015 D, 5% 5/15/25 (d)	1,705,000	1,740,616
Series 2016 B, 5% 5/15/26 (d)	135,000	139,714
Series 2017 A, 5% 5/15/24 (d)	430,000	432,772
Series 2018 D, 5% 5/15/24 (d)	1,000,000	1,006,447
Series 2019 A, 5% 5/15/24 (d)	375,000	377,418
Series 2019 D, 5% 5/15/24 (d)	415,000	417,676
Series 2019 E, 4% 5/15/24	200,000	200,934
Series 2020 C, 5% 5/15/24 (d)	250,000	251,612
Series 2021 A, 5% 5/15/27 (d)	1,300,000	1,366,095
Series 2022 C:
5% 5/15/24 (d)	965,000	971,222
5% 5/15/25 (d)	455,000	464,504
5% 5/15/26 (d)	1,205,000	1,247,076
Series 2022 G, 5% 5/15/25 (d)	550,000	561,489
Series 2023 A:
5% 5/15/24 (d)	385,000	387,482
5% 5/15/25 (d)	255,000	260,327
5% 5/15/26 (d)	440,000	455,364
Los Angeles Unified School District Ctfs. of Prtn. Series 2023 A:
5% 10/1/26	3,910,000	4,141,494
5% 10/1/27	4,000,000	4,332,640
Metropolitan Wtr. District of Southern California Wtr. Rev. Bonds Series 2017 C, SIFMA Municipal Swap Index + 0.140% 3.74%, tender 12/7/23 (b)(c)	1,000,000	998,232
Port of Oakland Rev.:
Series 2017 D, 5% 11/1/24 (d)	100,000	101,117
Series 2021 H:
5% 5/1/24 (d)	865,000	869,182
5% 5/1/24 (Escrowed to Maturity) (d)	65,000	65,502
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Series 2019 B, 5% 7/1/25 (d)	1,000,000	1,020,653
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2013 A, 5.5% 5/1/28 (d)	7,465,000	7,487,305
Series 2019 H, 5% 5/1/25 (d)	680,000	693,862
Series 2022 A, 5% 5/1/26 (d)	2,000,000	2,066,089
Series 2023 A, 5% 5/1/25 (d)	400,000	408,154
San Jose Int. Arpt. Rev.:
Series 2021 A, 5% 3/1/24 (d)	1,000,000	1,003,013
Series 2021 B, 5% 3/1/24	500,000	502,359
Southern California Pub. Pwr. Auth. Rev. Bonds Series 2020 C, 0.65%, tender 7/1/25 (b)	250,000	239,036
West Contra Costa Unified School District Series 2004 C, 0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	260,000	245,430
Western Placer Unified School District Spl. Tax Series 2020, 2% 6/1/25	1,400,000	1,351,033
TOTAL CALIFORNIA		140,925,292
Colorado - 1.2%
Colorado Bridge Enterprise Rev. Series 2017, 4% 6/30/24 (d)	1,330,000	1,331,412
Colorado Health Facilities Auth. Rev. Bonds:
Bonds:
Series 2018 B, 5%, tender 11/20/25 (b)	7,660,000	7,880,289
Series 2019 B:
5%, tender 8/1/25 (b)	300,000	303,726
5%, tender 8/1/26 (b)	340,000	349,447
Series 2022 B, 5%, tender 8/17/26 (b)	2,155,000	2,254,311
Series 2023 A1, 5%, tender 11/15/28 (b)	3,060,000	3,296,806
Series 2019 A, 5% 1/1/25	1,205,000	1,226,933
Series 2022 A, 5% 11/1/26	400,000	415,769
Colorado Hsg. & Fin. Auth.:
Series 2019 F, 4.25% 11/1/49	105,000	104,699
Series 2019 H, 4.25% 11/1/49	50,000	49,793
Colorado Reg'l. Trans. District (Denver Transit Partners Eagle P3 Proj.) Series 2020:
5% 1/15/24	750,000	750,565
5% 1/15/25	650,000	655,891
Colorado Univ. Co. Hosp. Auth. Rev. Bonds Series 2019 C, 5%, tender 11/15/24 (b)	300,000	301,788
Denver City & County Arpt. Rev.:
Series 2013 B, 5% 11/15/24	250,000	250,572
Series 2018 A:
5% 12/1/23 (d)	250,000	250,000
5% 12/1/29 (d)	185,000	197,497
Series 2020 B1, 5% 11/15/24 (d)	6,775,000	6,851,137
Series 2022 A:
5% 11/15/24 (d)	1,000,000	1,011,238
5% 11/15/25 (d)	1,485,000	1,522,838
Series 2022 C, 5% 11/15/26	800,000	849,143
Series 2022 D:
5% 11/15/24 (d)	4,000,000	4,044,952
5.25% 11/15/26 (d)	775,000	813,473
Denver Convention Ctr. Hotel Auth. Series 2016, 5% 12/1/23	750,000	750,000
Denver Health & Hosp. Auth. Healthcare Rev. Series 2017 A, 5% 12/1/28 (e)	2,385,000	2,479,209
E-470 Pub. Hwy. Auth. Rev.:
Bonds Series 2021 B, U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.350% 3.914%, tender 12/1/23 (b)(c)	3,250,000	3,239,471
Series 2020 A:
5% 9/1/24	450,000	455,873
5% 9/1/25	300,000	309,772
Maiker Hsg. Partners Colo Multi Bonds Series 2023, 4.5%, tender 5/1/26 (b)	1,175,000	1,175,771
Univ. of Colorado Enterprise Sys. Rev. Bonds:
Series 2019 C, 2%, tender 10/15/24 (b)	2,500,000	2,457,548
Series 2021 C3A, 2%, tender 10/15/25 (b)	1,360,000	1,317,413
Vauxmont Metropolitan District Series 2019, 5% 12/15/23 (Assured Guaranty Muni. Corp. Insured)	120,000	120,050
TOTAL COLORADO		47,017,386
Connecticut - 1.3%
Connecticut Gen. Oblig.:
Series 2013 A, 4.8% 3/1/25 (b)	510,000	511,812
Series 2015 B, 3.375% 6/15/29	150,000	150,246
Series 2016 A, 5% 3/15/26	150,000	156,977
Series 2016 B, 5% 5/15/24	575,000	579,910
Series 2022 G, 5% 11/15/26	1,000,000	1,062,887
Series A, 4% 1/15/25	3,500,000	3,538,555
Series C, 4% 6/1/24	525,000	527,408
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds:
Series 2010 A4, 1.1%, tender 2/11/25 (b)	5,440,000	5,270,317
Series 2014 B, 1.8%, tender 7/1/24 (b)	545,000	537,346
Series 2015 A, 0.375%, tender 7/12/24 (b)	1,525,000	1,489,829
Series 2017 B2, 3.2%, tender 7/1/26 (b)	2,575,000	2,549,435
Series 2017 C2, 2.8%, tender 2/3/26 (b)	4,175,000	4,104,611
Series X2, 0.25%, tender 2/9/24 (b)	11,565,000	11,489,272
Series 2013 N, 5% 7/1/24	100,000	100,156
Series 2014 A, 5% 7/1/27	390,000	392,771
Series 2019 A, 5% 7/1/26	260,000	264,659
Series 2022 M, 5% 7/1/26	200,000	206,392
Series L1, 4% 7/1/25	600,000	599,015
Series N, 5% 7/1/24	375,000	374,251
Connecticut Hsg. Fin. Auth. Series 2021, 0.45% 11/15/25	700,000	658,491
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Series 2022 B:
5% 1/1/24	10,000,000	10,013,683
5% 7/1/24	5,835,000	5,898,674
Hartford Gen. Oblig. Series 2015 C, 5% 7/15/25 (Assured Guaranty Muni. Corp. Insured)	640,000	659,681
New Haven Gen. Oblig. Series 2016 A, 5% 8/15/25 (Assured Guaranty Muni. Corp. Insured)	20,000	20,570
Univ. of Connecticut Gen. Oblig. Series 2019 A, 5% 11/1/25	225,000	233,204
West Haven Gen. Oblig. Series 2021:
4% 9/15/24	260,000	261,232
4% 9/15/25	255,000	257,936
4% 9/15/26	255,000	259,960
TOTAL CONNECTICUT		52,169,280
Delaware - 0.0%
Delaware Econ. Dev. Auth. Rev. Bonds (Delmarva Pwr. & Lt. Co. Proj.) Series A, 1.05%, tender 7/1/25 (b)	565,000	539,243
Delaware, New Jersey - 0.0%
Delaware River & Bay Auth. Rev. Series 2022, 5% 1/1/25	1,000,000	1,018,734
District Of Columbia - 0.6%
District of Columbia Income Tax Rev. Series 2022 C, 5% 12/1/27	1,000,000	1,089,074
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2014 A, 5% 10/1/26 (d)	160,000	160,845
Series 2017 A:
5% 10/1/24 (d)	115,000	116,123
5% 10/1/26 (d)	145,000	150,858
Series 2018 A:
5% 10/1/24 (d)	3,100,000	3,130,272
5% 10/1/26 (d)	325,000	338,131
Series 2019 A, 5% 10/1/25 (d)	155,000	158,681
Series 2020 A:
5% 10/1/24 (d)	6,355,000	6,417,057
5% 10/1/25 (d)	530,000	542,588
Series 2021 A:
5% 10/1/24 (d)	8,000,000	8,078,121
5% 10/1/26 (d)	920,000	957,171
Series 2022 A, 5% 10/1/24 (d)	700,000	706,836
Series 2023 A, 5% 10/1/25 (d)	1,750,000	1,791,564
Washington Metropolitan Area Transit Auth. Series 2023 A, 5% 7/15/24	400,000	404,665
TOTAL DISTRICT OF COLUMBIA		24,041,986
Florida - 1.8%
Brevard County Health Facilities Auth. Rev. Series 2023 A:
5% 4/1/26	290,000	297,536
5% 4/1/28	325,000	342,658
Brevard County School Board Ctfs. of Prtn. Series 2014, 5% 7/1/27	115,000	116,012
Broward County Arpt. Sys. Rev.:
Series 2012 P-1, 5% 10/1/25 (d)	1,000,000	1,000,990
Series 2013 A, 5.25% 10/1/25 (d)	1,500,000	1,501,761
Series 2013 C, 5.25% 10/1/25	575,000	575,697
Series 2015 C, 5% 10/1/24 (d)	245,000	247,273
Series 2017, 5% 10/1/25 (d)	1,000,000	1,022,685
Broward County Fin. Auth. Multi-family Hsg. Rev. Bonds Series 2023, 4.05%, tender 3/1/26 (b)	1,000,000	1,006,709
Central Florida Expressway Auth. Sr. Lien Rev. Series 2021, 5% 7/1/24 (Assured Guaranty Muni. Corp. Insured)	885,000	893,949
Citizens Property Ins. Corp. Series 2015 A1, 5% 6/1/25	2,550,000	2,586,474
Duval County School Board Ctfs. of Prtn. Series 2022 A:
5% 7/1/24 (Assured Guaranty Muni. Corp. Insured)	3,500,000	3,530,199
5% 7/1/25 (Assured Guaranty Muni. Corp. Insured)	5,335,000	5,471,545
Florida Board of Ed. Lottery Rev. Series 2014 A, 5% 7/1/24	200,000	200,264
Florida Dev. Fin. Corp. Edl. Facilities (Nova Southeastern Univ. Proj.) Series 2020 A:
5% 4/1/24	360,000	361,963
5% 4/1/25	200,000	203,260
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. Bonds:
Series 2023 B, 5%, tender 2/1/26 (b)	265,000	271,920
Series 2023 C, 5%, tender 12/1/25 (b)	605,000	618,734
Florida Mid-Bay Bridge Auth. Rev. Series 2015 A:
5% 10/1/24	45,000	45,432
5% 10/1/25	40,000	40,936
5% 10/1/26	45,000	45,715
Florida Muni. Pwr. Agcy. Rev.:
Series 2016 A:
5% 10/1/24	475,000	481,536
5% 10/1/28	1,405,000	1,467,475
Series 2021 A:
5% 10/1/24	450,000	456,192
5% 10/1/25	500,000	515,808
5% 10/1/26	300,000	315,840
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2015 A:
4% 10/1/24 (d)	1,040,000	1,042,637
5% 10/1/29 (Pre-Refunded to 10/1/25 @ 100) (d)	585,000	599,936
5% 10/1/30 (Pre-Refunded to 10/1/25 @ 100) (d)	1,165,000	1,194,744
Series 2016 A, 5% 10/1/25 (Escrowed to Maturity) (d)	275,000	281,776
Series 2016, 5% 10/1/24 (d)	285,000	287,644
Series 2017 A:
5% 10/1/25 (d)	30,000	30,681
5% 10/1/25 (Escrowed to Maturity) (d)	600,000	615,319
5% 10/1/26 (d)	10,000	10,374
5% 10/1/26 (Escrowed to Maturity) (d)	35,000	36,520
Hillsborough County Aviation Auth. Rev.:
Series 2015 A, 5% 10/1/44 (Pre-Refunded to 10/1/24 @ 100) (d)	5,500,000	5,562,658
Series 2022 A:
5% 10/1/24 (d)	1,000,000	1,008,872
5% 10/1/25 (d)	1,245,000	1,272,137
Hillsborough County School Board Ctfs. of Prtn. Series 2015 A, 5% 7/1/26	230,000	234,803
Jacksonville Spl. Rev. Series 2022 A:
5% 10/1/24	355,000	360,582
5% 10/1/25	275,000	285,132
5% 10/1/26	65,000	68,830
5% 10/1/27	55,000	59,449
Lakeland Hosp. Sys. Rev. Series 2016, 5% 11/15/26	1,500,000	1,565,755
Lee County Arpt. Rev.:
Series 2021 A:
5% 10/1/24 (d)	745,000	752,154
5% 10/1/25 (d)	1,375,000	1,407,169
5% 10/1/27 (d)	1,450,000	1,522,065
Series 2021 B:
5% 10/1/24 (d)	1,250,000	1,262,003
5% 10/1/25 (d)	925,000	946,641
Manatee County School District Series 2017, 5% 10/1/24 (Assured Guaranty Muni. Corp. Insured)	30,000	30,413
Miami Dade County Hsg. Multifamily Hsg. Rev. Bonds:
Series 2023 B, 4.05%, tender 9/1/25 (b)	410,000	411,813
Series 2023:
5%, tender 9/1/25 (b)	1,445,000	1,469,905
5%, tender 9/1/25 (b)	775,000	791,110
5%, tender 10/1/25 (b)	2,445,000	2,509,605
Miami-Dade County Aviation Rev.:
Series 2012 A, 5% 10/1/24 (d)	200,000	200,232
Series 2020 A, 5% 10/1/25	1,255,000	1,294,678
Miami-Dade County Health Facilities Auth. Hosp. Rev. (Nicklaus Children's Hosp. Proj.) Series 2021 A:
5% 8/1/24	600,000	605,085
5% 8/1/25	700,000	716,461
Miami-Dade County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds Series 2011, 5%, tender 11/1/24 (b)(d)	6,000,000	6,022,749
Miami-Dade County School Board Ctfs. of Prtn. Series 2015 A, 5% 5/1/27 (Assured Guaranty Muni. Corp. Insured)	265,000	271,231
North Sumter County Util. Dependent District Series 2021, 4% 10/1/24 (Assured Guaranty Muni. Corp. Insured)	795,000	799,269
Okeechobee County Solid Waste Rev. Bonds (Waste Mgmt., Inc.-Okeechobee Landfill Proj.) Series 2004 A, 0.55%, tender 7/1/24 (b)	750,000	733,984
Orange County Health Facilities Auth. Bonds Series 2021 C, 5%, tender 11/15/26 (b)	1,545,000	1,621,135
Orange County Hsg. Fin. Auth. Multi-family Rev. Bonds Series 2021 B, 0.55%, tender 7/1/24 (b)	1,450,000	1,416,115
Orlando Utils. Commission Util. Sys. Rev. Series 2013 A, 5% 10/1/24	250,000	253,767
Palm Beach County Health Facilities Auth. Hosp. Rev. Series 2014:
5% 12/1/23 (Escrowed to Maturity)	5,000	5,000
5% 12/1/24 (Escrowed to Maturity)	10,000	10,158
Pasco County Tax Alloc Series 2023 A, 5.25% 9/1/26 (Assured Guaranty Muni. Corp. Insured)	275,000	289,537
Pinellas County Hsg. Fin. Auth. Bonds Series 2021 B, 0.65%, tender 7/1/24 (b)	325,000	317,587
Polk County Hsg. Fin. Auth. Multi-family Hsg. Rev. Bonds Series 2023, 4.15%, tender 6/1/26 (b)	760,000	769,502
Seminole County School Board Ctfs. of Prtn. Series 2016 C:
5% 7/1/25	20,000	20,568
5% 7/1/26	25,000	26,276
Tampa Health Sys. Rev. Series 2012 B, SIFMA Municipal Swap Index + 0.300% 3.9%, tender 6/27/24 (b)(c)	2,000,000	2,000,000
Tampa Hosp. Rev. (H. Lee Moffitt Cancer Ctr. Proj.) Series 2020 B:
5% 7/1/24	75,000	75,562
5% 7/1/25	100,000	102,219
5% 7/1/26	175,000	181,727
5% 7/1/27	150,000	157,938
Volusia County Edl. Facilities Auth. Rev. (Embry-Riddle Aeronautical Univ., Inc. Proj.) Series 2020 A:
5% 10/15/24	1,000,000	1,011,017
5% 10/15/25	1,000,000	1,025,992
5% 10/15/26	750,000	783,973
5% 10/15/27	165,000	175,441
TOTAL FLORIDA		70,126,493
Georgia - 2.6%
Atlanta Arpt. Rev.:
Series 2014 C, 5% 1/1/24 (d)	1,295,000	1,296,257
Series 2020 B:
5% 7/1/24 (d)	1,400,000	1,411,123
5% 7/1/25 (d)	610,000	624,291
Series 2022 B, 5% 7/1/26 (d)	1,000,000	1,035,942
Series 2023 G:
5% 7/1/25 (d)	1,600,000	1,637,486
5% 7/1/26 (d)	2,250,000	2,330,870
5% 7/1/27 (d)	2,045,000	2,153,223
Bartow County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Bowen Proj.) Series 2013, 2.875%, tender 8/19/25 (b)	1,865,000	1,815,113
Brookhaven Dev. Auth. Rev. Series 2019 A, 5% 7/1/25	100,000	102,917
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Georgia Pwr. Co. Plant Vogtle Proj.):
Series 1994 4, 3.8%, tender 5/21/26 (b)	3,135,000	3,105,522
Series 1995 4, 3.8%, tender 5/21/26 (b)	2,500,000	2,476,493
Series 2008, 2.925%, tender 3/12/24 (b)	250,000	248,631
Series 2012, 2.875%, tender 8/19/25 (b)	2,000,000	1,946,502
Series 2013 1st, 2.925%, tender 3/12/24 (b)	990,000	984,577
(Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2017 E, 3.25%, tender 2/3/25 (b)	100,000	98,686
Fayette County Hosp. Auth. Rev. Bonds (Piedmont Healthcare, Inc. Proj.) Series 2019 A, 5%, tender 7/1/24 (b)	1,075,000	1,076,043
Gainesville & Hall County Hosp. Auth. Rev. Series 2021 A, 5% 2/15/25	675,000	685,609
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2020 A:
4% 11/1/24	200,000	200,767
4% 11/1/25	800,000	808,218
5% 1/1/24	2,105,000	2,106,979
5% 1/1/24	1,250,000	1,251,175
5% 11/1/26	870,000	911,411
Series 2021 A:
5% 1/1/24	170,000	170,155
5% 1/1/24	190,000	190,179
Series 2023 A:
5% 7/1/25 (Assured Guaranty Muni. Corp. Insured)	275,000	282,166
5% 7/1/25 (Assured Guaranty Muni. Corp. Insured)	270,000	277,036
5% 7/1/26 (Assured Guaranty Muni. Corp. Insured)	300,000	313,795
5% 7/1/26 (Assured Guaranty Muni. Corp. Insured)	310,000	324,255
Main Street Natural Gas, Inc.:
Bonds:
Series 2018 C, 4%, tender 12/1/23 (b)	3,155,000	3,155,000
Series 2018 E, SIFMA Municipal Swap Index + 0.570% 4.38%, tender 12/1/23 (b)(c)	12,500,000	12,500,000
Series 2019 B, 4%, tender 12/2/24 (b)	11,275,000	11,250,678
Series 2019 C, 4%, tender 9/1/26 (b)	4,975,000	4,936,781
Series 2021 C, 4%, tender 12/1/28 (b)	5,000,000	4,905,575
Series 2022 C, 4%, tender 11/1/27 (b)(e)	2,500,000	2,372,503
Series 2021 A:
4% 9/1/24	500,000	500,815
4% 3/1/25	430,000	430,981
4% 9/1/25	400,000	401,301
Series 2021 C:
4% 12/1/23	1,470,000	1,470,000
4% 12/1/24	700,000	697,624
Series 2022 A:
4% 12/1/23	735,000	735,000
4% 12/1/25	1,500,000	1,493,315
4% 12/1/26	245,000	243,934
Series 2022 B:
5% 6/1/24	600,000	601,750
5% 6/1/25	700,000	707,616
5% 6/1/26	800,000	814,787
Series 2023 A:
5% 6/1/24	550,000	551,605
5% 6/1/25	1,525,000	1,540,714
5% 6/1/26	2,100,000	2,138,817
Series 2023 B:
5% 3/1/24	250,000	250,510
5% 9/1/24	550,000	553,751
5% 3/1/25	765,000	774,259
5% 9/1/25	700,000	712,656
5% 3/1/26	930,000	953,046
Series 2023 D:
5% 12/1/24	600,000	603,957
5% 12/1/25	1,100,000	1,116,526
5% 12/1/26	620,000	635,102
5% 12/1/27	1,700,000	1,756,160
5% 12/1/28	1,850,000	1,920,979
Series 2023 E, 5% 12/1/23	1,700,000	1,700,000
Monroe County Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Scherer Proj.) Series 1995, 2.25% 7/1/25	435,000	417,044
Bonds:
(Georgia Pwr. Co. Plant Scherer Proj.):
Series 2009, 3.875%, tender 3/6/26 (b)	3,425,000	3,399,633
Series 2012, 3.875%, tender 3/6/26 (b)	1,250,000	1,240,742
Series 2023, 3.875%, tender 3/6/26 (b)	3,500,000	3,474,078
(Oglethorpe Pwr. Corp. Scherer Proj.) Series 2013 A, 1.5%, tender 2/3/25 (b)	1,500,000	1,432,768
Paulding County Hosp. Auth. Rev. Series 2022 A, 5% 4/1/24	365,000	366,502
Private Colleges & Univs. Auth. Rev. (The Savannah College of Art & Design Projs.) Series 2021, 5% 4/1/25	600,000	611,338
TOTAL GEORGIA		103,233,268
Guam - 0.1%
Guam Pwr. Auth. Rev. Series 2022 A:
5% 10/1/24	2,595,000	2,614,867
5% 10/1/25	870,000	886,190
TOTAL GUAM		3,501,057
Hawaii - 0.4%
Hawaii Arpts. Sys. Rev. Series 2022 B, 5% 7/1/24 (d)	6,500,000	6,543,883
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev.:
(Queens Health Sys. Proj.) Series 2015 B, SIFMA Municipal Swap Index + 0.140% 4.26%, tender 7/1/39 (b)(c)	455,000	455,000
Series 2017 A, 3.1% 5/1/26 (d)	2,175,000	1,667,101
Hawaii Gen. Oblig. Series 2020 A:
5% 7/1/24 (d)	655,000	660,279
5% 7/1/25 (d)	350,000	357,768
Honolulu City & County Gen. Oblig. Series 2022 A, 5% 11/1/26	815,000	865,197
Honolulu City & County Multi-family housing Rev. Bonds Series 2023, 5%, tender 6/1/26 (b)	2,080,000	2,150,275
State of Hawaii Dept. of Trans. Series 2013, 5.25% 8/1/24 (d)	2,885,000	2,886,490
TOTAL HAWAII		15,585,993
Idaho - 0.1%
Idaho Health Facilities Auth. Hosp. Rev. Bonds Series 2013 ID, 4.3%, tender 2/1/24 (b)	1,500,000	1,501,590
Idaho Hsg. & Fin. Assn Sales Tax Series 2023 A, 5% 8/15/25	1,465,000	1,513,836
Idaho Hsg. & Fin. Assoc. Single Family Mtg. Series 2019 A, 4% 1/1/50	30,000	29,770
TOTAL IDAHO		3,045,196
Illinois - 5.4%
Champaign County Cmnty. Unit Series 2020 A, 0% 1/1/26	800,000	741,076
Chicago Board of Ed.:
Series 2017 F, 5% 12/1/24	5,500,000	5,527,574
Series 2019 A, 5% 12/1/23	1,000,000	1,000,000
Chicago Gen. Oblig.:
Series 2002 B, 5% 1/1/25	1,650,000	1,668,991
Series 2015 C:
5% 1/1/25	2,565,000	2,594,523
5% 1/1/28	1,065,000	1,083,806
Series 2020 A:
5% 1/1/25	1,500,000	1,517,232
5% 1/1/27	3,600,000	3,722,956
Chicago Heights Multifamily Hsg. Rev. Bonds (Olympic Village Apts. Proj.) Series 2022, 2.875%, tender 8/1/25 (b)	3,000,000	2,952,185
Chicago Ill St Univ. Rev. Series 1998, 5.5% 12/1/23	670,000	670,000
Chicago Metropolitan Wtr. Reclamation District of Greater Chicago Series 2021 C, 5% 12/1/23	990,000	990,000
Chicago Midway Arpt. Rev.:
Series 2013 B:
5% 1/1/25	150,000	150,360
5% 1/1/26	275,000	275,660
Series 2014 A:
5% 1/1/26 (d)	595,000	595,061
5% 1/1/27 (d)	615,000	615,078
5% 1/1/28 (d)	100,000	100,014
5% 1/1/29 (d)	675,000	675,073
Series 2014 B, 5% 1/1/26	140,000	140,348
Series 2016 A:
5% 1/1/24 (d)	1,000,000	1,000,680
5% 1/1/25 (d)	7,255,000	7,337,182
Chicago Multi-Family Hsg. Rev. Bonds Series 2022, 4%, tender 9/1/24 (b)	1,751,000	1,752,328
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2015 A, 5% 1/1/27 (d)	2,000,000	2,014,278
Series 2015 C:
5% 1/1/24 (d)	1,865,000	1,866,440
5% 1/1/26 (d)	680,000	685,842
Series 2016 A, 5% 1/1/24 (d)	305,000	305,235
Series 2017 D:
5% 1/1/24 (d)	1,000,000	1,000,772
5% 1/1/25 (d)	965,000	977,151
5% 1/1/27 (d)	85,000	88,458
Series 2022 A, 5% 1/1/25 (d)	2,340,000	2,369,465
Series 2022 C:
5% 1/1/24 (d)	2,000,000	2,001,544
5% 1/1/25 (d)	2,000,000	2,025,183
5% 1/1/26 (d)	900,000	922,750
Chicago Park District Gen. Oblig. Series 2014 B, 5% 1/1/28	1,000,000	1,002,684
Chicago Transit Auth. Cap. Grant Receipts Rev.:
Series 2015:
5% 6/1/24	4,000,000	4,024,653
5% 6/1/25	2,500,000	2,550,408
Series 2017:
5% 6/1/24	1,250,000	1,257,704
5% 6/1/24	845,000	850,208
5% 6/1/25	25,000	25,504
5% 6/1/25	4,200,000	4,284,686
Cook County Gen. Oblig.:
Series 2021 A:
5% 11/15/24	50,000	50,749
5% 11/15/25	50,000	51,464
Series 2021 B:
4% 11/15/25	465,000	471,068
4% 11/15/26	235,000	239,959
Series 2022 A:
5% 11/15/24	5,080,000	5,156,050
5% 11/15/25	2,290,000	2,357,047
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. Series 1991 B, 0% 7/15/25 (Escrowed to Maturity)	2,350,000	2,228,131
Illinois Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2019, 5%, tender 11/1/24 (b)(d)	6,700,000	6,725,403
Illinois Fin. Auth.:
Bonds:
Series 2020 B, 5%, tender 11/15/24 (b)	3,800,000	3,812,719
Series 2022 B1, 5%, tender 8/15/25 (b)	2,420,000	2,470,551
Series 2021 A, 5% 10/1/25	2,000,000	2,071,518
Series 2022 A, 5% 10/1/25	260,000	263,009
Illinois Fin. Auth. Rev.:
(Bradley Univ. Proj.) Series 2017 C, 5% 8/1/26	35,000	36,022
(Edward-Elmhurst Healthcare) Series 2017 A, 5% 1/1/25 (Escrowed to Maturity)	100,000	101,831
(Silver Cross Health Sys. Proj.) Series 2015 C, 5% 8/15/27	1,000,000	1,021,909
Bonds Series 2019, U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.200% 4.924%, tender 9/1/25 (b)(c)	1,940,000	1,938,336
Series 2014 A, 5% 10/1/26	500,000	506,090
Series 2015 A:
5% 11/15/24	150,000	151,895
5% 11/15/25	170,000	173,946
5% 11/15/26	95,000	97,476
Series 2015 B, 5% 11/15/24	45,000	45,569
Series 2016 A:
5% 7/1/25 (Escrowed to Maturity)	250,000	257,330
5% 8/15/35 (Pre-Refunded to 8/15/26 @ 100)	195,000	204,238
Series 2016 B, 5% 8/15/24	775,000	783,417
Series 2016:
5% 11/15/24	245,000	248,370
5% 5/15/25	10,000	10,205
5% 12/1/25	430,000	441,840
5% 5/15/26	20,000	20,594
5% 5/15/27	140,000	145,209
Series 2018 A, 5% 5/15/24	250,000	251,667
Illinois Fin. Auth. Wtr. Facilities Rev. Bonds (American Wtr. Cap. Corp. Proj.) Series 2020, 3.875%, tender 9/1/28 (b)	1,500,000	1,498,655
Illinois Gen. Oblig.:
Series 2014:
5% 2/1/25	50,000	50,022
5% 5/1/27	500,000	500,763
Series 2016:
5% 2/1/24	450,000	450,881
5% 11/1/24	400,000	404,864
5% 2/1/25	4,775,000	4,849,777
5% 1/1/26	300,000	308,645
5% 2/1/26	1,235,000	1,272,157
Series 2017 A:
5% 12/1/23	750,000	750,000
5% 12/1/25	710,000	729,571
Series 2017 C, 5% 11/1/29	2,150,000	2,259,096
Series 2017 D:
5% 11/1/24	15,895,000	16,085,902
5% 11/1/25	920,000	944,654
5% 11/1/26	1,755,000	1,830,021
Series 2018 A:
5% 10/1/26	1,340,000	1,394,598
6% 5/1/26	880,000	930,298
Series 2020 B, 5% 10/1/28	1,030,000	1,103,769
Series 2020, 5.5% 5/1/24	225,000	226,646
Series 2021 A:
5% 3/1/24	2,000,000	2,006,081
5% 3/1/25	1,700,000	1,728,590
Series 2021 C, 4% 3/1/24	625,000	625,417
Series 2022 A, 5% 3/1/24	1,500,000	1,504,560
Series 2022 B:
5% 3/1/24	1,480,000	1,484,500
5% 3/1/25	7,425,000	7,549,871
5% 3/1/26	3,185,000	3,284,939
Series 2023 C:
5% 5/1/25	1,810,000	1,844,574
5% 5/1/26	1,500,000	1,551,361
5% 5/1/29	1,005,000	1,084,587
Series 2023 D:
5% 7/1/25	3,885,000	3,969,792
5% 7/1/26	5,000,000	5,187,227
Illinois Hsg. Dev. Auth. Bonds Series 2022 H, 3.47%, tender 12/1/23 (b)	12,000,000	12,000,000
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. Bonds:
Series 2015, 4.81%, tender 5/15/25, LOC Fed. Home Ln. Bank, San Francisco (b)	2,425,000	2,417,624
Series 2023, 4%, tender 6/1/25 (b)	1,600,000	1,602,308
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/24	420,000	421,053
Illinois Reg'l. Trans. Auth. Series 2017 A, 5% 7/1/24	285,000	287,703
Illinois Sales Tax Rev.:
Series 2013, 5% 6/15/24	400,000	400,924
Series 2021 A, 4% 6/15/24	1,670,000	1,673,724
Series 2021 C:
5% 6/15/24	85,000	85,632
5% 6/15/25	50,000	50,980
Joliet Wtrwks. & Swr. Rev. Series 2022, 5% 1/1/24	3,675,000	3,677,556
Kane County School District No. 131 Series 2020 A, 5% 12/1/23 (Assured Guaranty Muni. Corp. Insured)	290,000	290,000
Kane, Cook, DuPage, McHenry & DeKalb Counties Cmnty. College District #509 Elgin Series 2021 B:
4% 12/15/23	155,000	155,029
4% 12/15/24	450,000	453,494
Kane, McHenry, Cook & DeKalb Counties Unit School District #300 Series 2015 5% 1/1/27	395,000	400,220
Matteson Gen. Oblig.:
Series 2021 A, 4% 12/1/23	705,000	705,000
Series 2021 B, 4% 12/1/23	525,000	525,000
McHenry County Cmnty. School District #200 Series 2006 B:
0% 1/15/24	60,000	59,746
0% 1/15/25	110,000	105,581
0% 1/15/26	80,000	74,120
Metropolitan Pier & Exposition:
Series 2002, 0% 12/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	575,000	460,310
Series 2022 A, 3% 6/15/24	630,000	625,679
Series 2023 A, 5% 12/15/28	1,000,000	1,060,443
Metropolitan Pier & Exposition Auth. Hosp. Facilities Rev. Series 1996, 7% 7/1/26 (Escrowed to Maturity)	1,615,000	1,700,688
Northern Illinois Univ. Revs. Series 2020 B, 5% 4/1/26 (Build America Mutual Assurance Insured)	650,000	669,520
Peoria County Gen. Oblig. Series 2021 A, 4% 1/1/24	1,000,000	1,000,249
Railsplitter Tobacco Settlement Auth. Rev. Series 2017:
5% 6/1/24 (Escrowed to Maturity)	8,285,000	8,354,625
5% 6/1/27 (Pre-Refunded to 6/1/26 @ 100)	1,245,000	1,304,941
5% 6/1/28 (Pre-Refunded to 6/1/26 @ 100)	2,270,000	2,379,291
Sales Tax Securitization Corp.:
Series 2023 C, 5% 1/1/24	2,525,000	2,527,875
Series 2023 D, 5% 1/1/24	1,260,000	1,261,435
Springfield Elec. Rev. Series 2015, 5% 3/1/29	4,500,000	4,568,935
Upper Illinois River Valley Dev. Auth. Rev. Series 2018, 5% 12/1/24	300,000	302,675
TOTAL ILLINOIS		214,710,882
Indiana - 1.4%
Clark-Pleasant Ind. Cmnty. School C Series 2023, 5% 7/15/24	2,000,000	2,014,440
Ctr. Grove Cmnty. School Corp. Series 2021 B, 4% 1/1/24	2,065,000	2,065,107
Fort Wayne Redev. Auth. (Grand Wayne Ctr. Proj.) Series 2022:
4% 2/1/24	770,000	770,793
4% 8/1/26	895,000	917,392
Hammond Multi-School Bldg. Corp. Series 2018, 5% 1/15/24	640,000	641,112
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2001, 4.6%, tender 10/1/31 (b)(d)	5,000,000	5,026,010
Indiana Fin. Auth. Health Sys. Rev. Bonds Series 2019 B, 2.25%, tender 7/1/25 (b)	1,310,000	1,280,846
Indiana Fin. Auth. Hosp. Rev. Bonds Series 2011 M, 0.7%, tender 1/1/26 (b)	3,680,000	3,403,726
Indiana Fin. Auth. Rev.:
(Butler Univ. Proj.) Series 2019:
4% 2/1/24	200,000	200,174
4% 2/1/25	275,000	275,952
(Cmnty. Foundation of Northwest Indiana Obligated Group) Series 2016, 5% 9/1/25	600,000	616,866
Series 2016, 5% 9/1/26	205,000	214,557
Indiana Fin. Auth. Wastewtr. Util. Rev. (CWA Auth. Proj.) Series 2015 A, 5% 10/1/25	35,000	35,493
Indiana Hsg. & Cmnty. Dev. Auth.:
Bonds Series 2022 A, 4.5%, tender 4/1/24 (b)	8,864,000	8,878,871
Series 2021 C1, 3% 1/1/52	945,000	905,186
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2017 A, 5% 1/1/25	705,000	718,207
Indianapolis Local Pub. Impt.:
(Indianapolis Arpt. Auth. Proj.):
Series 2015 I, 4% 1/1/24 (d)	4,000,000	4,000,206
Series 2016 A1, 5% 1/1/25 (d)	65,000	65,832
Series 2019 D:
5% 1/1/24 (d)	270,000	270,217
5% 1/1/25 (d)	3,185,000	3,225,776
Indianapolis Arpt. Auth. Proj. Series 2019 D, 5% 1/1/26 (d)	1,000,000	1,025,479
Marion High School Bldg. Corp. Series 2021 A:
4% 1/15/24	240,000	240,148
4% 1/15/25	250,000	251,606
4% 7/15/25	255,000	257,651
Posey County Redev. Auth. Leas Series 2023, 5% 7/15/25	3,000,000	3,061,331
Vinton Tecumseh School Bldg. Corp. Series 2021:
3% 1/15/24	490,000	489,652
3% 7/15/25	515,000	511,288
Westfield Ind. Redev. Auth. Loc I Series 2023:
5% 1/1/25	485,000	492,542
5% 7/1/25	345,000	353,189
Whiting Envir. Facilities Rev. Bonds (BP Products North America, Inc. Proj.) Series 2019 A, 5%, tender 6/5/26 (b)(d)	13,050,000	13,190,500
TOTAL INDIANA		55,400,149
Iowa - 0.1%
Iowa Fin. Auth. Rev. Series 2018 B, 5% 2/15/24	200,000	200,488
Iowa Fin. Auth. Solid Waste Facilities Bonds (Gevo NW Iowa RNG, LLC Renewable Natural Gas Proj.) Series 2021, 1.5%, tender 4/1/24, LOC Citibank NA (b)(d)	1,500,000	1,484,928
Iowa Higher Ed. Ln. Auth. Rev. (Grinnell College Proj.) Series 2017, 4% 12/1/24	250,000	252,222
Iowa Student Ln. Liquidity Corp. Student Ln. Rev.:
Series 2015 A, 5% 12/1/24 (d)	540,000	544,972
Series 2019 B:
5% 12/1/23 (d)	600,000	600,000
5% 12/1/25 (d)	985,000	1,002,248
TOTAL IOWA		4,084,858
Kansas - 0.1%
Reno County Unified Scd # 308 Hu Series 2013, 3% 9/1/24	2,000,000	1,978,955
Valley Ctr. Kans Series 2023 1, 4.375% 12/1/25	3,000,000	3,009,679
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Series 2016 A, 5% 9/1/25	15,000	15,455
TOTAL KANSAS		5,004,089
Kentucky - 1.1%
Ashland Med. Ctr. Rev.:
(Ashland Hosp. Corp. D/B/A King's Daughters Med. Ctr. Proj.) Series 2016 A:
5% 2/1/24	30,000	30,044
5% 2/1/25	20,000	20,219
Series 2019, 5% 2/1/26	550,000	561,496
Carroll County Poll. Ctlr Rev. Bonds (Kentucky Utils. Co. Proj.) Series 2016 A, 1.55%, tender 9/1/26 (b)	500,000	455,866
Hazard Healthcare Rev. Series 2021, 5% 7/1/24	230,000	231,723
Intloc Sct Cfts Prtn. Series 2023, 4% 3/1/26	1,160,000	1,164,563
Kenton County Arpt. Board Arpt. Rev. Series 2016, 5% 1/1/24	200,000	200,252
Kentucky Asset/Liability Commission Gen. Fund Rev. Series 2021 A, 5% 11/1/24	435,000	441,299
Kentucky Bond Dev. Corp. Edl. Facilities (Transylvania Univ. Proj.) Series 2021 A, 4% 3/1/25	340,000	341,515
Kentucky Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series A, 4.3%, tender 12/1/23 (b)(d)	5,000,000	5,000,000
Kentucky Hsg. Corp. Multi-family Rev. Bonds (Cambridge Square Proj.) Series 2021, 0.3%, tender 2/1/24 (b)	3,500,000	3,476,312
Kentucky State Property & Buildings Commission Rev.:
Series 2015, 4% 8/1/25	200,000	202,801
Series 2016 B, 5% 11/1/24	285,000	289,460
Series 2016:
3% 2/1/24	350,000	349,678
5% 2/1/24	275,000	275,712
5% 10/1/24	425,000	431,022
Series A, 5% 11/1/25	350,000	362,301
Series B, 5% 8/1/25	300,000	309,011
Kentucky State Univ. Ctfs. of Prtn. (Kentucky State Univ. Proj.) Series 2021, 5% 11/1/25	280,000	288,999
Kentucky, Inc. Pub. Energy Bonds:
Series 2018 A, 4%, tender 4/1/24 (b)	2,045,000	2,042,775
Series 2018 B, 4%, tender 1/1/25 (b)	225,000	223,353
Series 2019 A1, 4%, tender 6/1/25 (b)	1,000,000	995,513
Series A, 4%, tender 6/1/26 (b)	325,000	319,723
Series C1, 4%, tender 6/1/25 (b)	10,505,000	10,457,867
Louisville & Jefferson County:
Bonds Series 2020 C, 5%, tender 10/1/26 (b)	2,015,000	2,090,361
Series 2023 A:
5% 10/1/26	700,000	733,667
5% 10/1/27	1,700,000	1,812,666
Louisville Reg'l. Arpt. Auth. Sys. Rev. Series 2014 A, 5% 7/1/24 (d)	155,000	156,073
Rural Wtr. Fing. Agcy. Pub. Proj. Series 2023 A, 3.9% 11/1/25	2,500,000	2,499,943
Trimble County Envirl Facilities Re Bonds Series 2023, 4.7%, tender 6/1/27 (b)(d)(f)	8,980,000	9,028,114
TOTAL KENTUCKY		44,792,328
Louisiana - 0.6%
Lake Charles Hbr. & Term. Rev. Bonds (Big Lake Fuels LLC Proj.) Series 2021, 1%, tender 12/1/24 (b)(d)	1,300,000	1,250,740
Louisiana Gas & Fuel Tax Rev. Bonds Series 2022 A, U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.500% 4.224%, tender 5/1/26 (b)(c)	3,940,000	3,859,110
Louisiana Gen. Oblig.:
Series 2015 A, 5% 5/1/24	350,000	352,404
Series 2016 D, 5% 9/1/24	155,000	156,966
Louisiana Hsg. Corp. Single Fami (Home Ownership Prog.) Series 2023 C, 5.75% 12/1/53	165,000	178,115
Louisiana Local Govt. Envir. Facilities and Cmnty. Dev. Auth. Bonds (East Baton Rouge Sewerage Commission Proj.) Series 2020 B, 0.875%, tender 2/1/25 (b)	4,000,000	3,855,103
Louisiana Pub. Facilities Auth. Rev. Bonds (Ochsner Clinic Foundation Proj.) Series 2020 B, 5%, tender 5/15/25 (b)	3,000,000	3,051,197
New Orleans Aviation Board Rev.:
(North Term. Proj.):
Series 2015 B:
5% 1/1/24 (d)	1,600,000	1,601,211
5% 1/1/25 (d)	1,750,000	1,771,667
Series 2017 B:
5% 1/1/24 (d)	20,000	20,015
5% 1/1/25 (d)	5,000	5,062
5% 1/1/26 (d)	215,000	220,132
Series 2017 D2:
5% 1/1/24 (d)	15,000	15,011
5% 1/1/25 (d)	115,000	116,424
St. John Baptist Parish Rev. Bonds (Marathon Oil Corp.) Series 2017:
2.1%, tender 7/1/24 (b)	4,735,000	4,652,031
4.05%, tender 7/1/26 (b)	3,045,000	3,027,279
State of Louisiana Grant Anticipation Rev. Series 2021, 5% 9/1/24	785,000	794,955
TOTAL LOUISIANA		24,927,422
Maine - 0.2%
Maine Fin. Auth. Student Ln. Rev. Series 2019 A, 5% 12/1/23 (Assured Guaranty Muni. Corp. Insured) (d)	500,000	500,000
Maine Health & Higher Edl. Facilities Auth. Rev. Series 2021 A:
5% 7/1/24	500,000	504,029
5% 7/1/25	500,000	511,483
5% 7/1/26	975,000	1,014,924
Maine Hsg. Auth. Mtg. Bonds Series 2023 B, 3.125%, tender 5/1/24 (b)	4,180,000	4,158,774
Maine Tpk. Auth. Tpk. Rev. Series 2015, 5% 7/1/26	250,000	257,775
TOTAL MAINE		6,946,985
Maryland - 1.9%
Baltimore Proj. Rev. Series 2017 A:
5% 7/1/28	2,000,000	2,112,600
5% 7/1/29	1,000,000	1,055,733
5% 7/1/29	755,000	797,078
Hsg. Opportunities Commission of Montgomery County Series 2021 C, 0.8% 7/1/25	105,000	98,602
Maryland Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev.:
Series 2019 B, 4% 9/1/49	130,000	128,943
Series 2021 C, 0.6% 7/1/24	560,000	550,159
Series 2022 D, 3.15% 7/1/24	4,000,000	3,952,761
Series 2022 I, 4.375% 1/1/25 (e)	12,000,000	12,013,908
Series 2022, 1.33% 1/1/24 (e)	5,000,000	4,985,130
Series 2023 B:
2.75% 6/1/25	3,055,000	3,005,809
2.75% 8/1/25	1,160,000	1,139,706
Series 2023 C:
3.4% 8/1/25	9,015,000	9,022,701
5.25% 11/1/25	6,000,000	6,086,872
Series 2023 D, 3.5% 1/1/26	2,805,000	2,795,978
Maryland Dept. of Trans.:
Series 2022 A, 5% 12/1/23	95,000	95,000
Series 2022 B, 5% 12/1/24	220,000	224,174
Maryland Dept. of Trans. County Trans. Rev. Series 2018, 5% 12/1/23	130,000	130,000
Maryland Econ. Dev. Corp. Student Hsg. Rev. (Univ. of Maryland, College Park Projs.) Series 2016, 4% 6/1/24 (Assured Guaranty Muni. Corp. Insured)	1,330,000	1,332,872
Maryland Health & Higher Edl.:
Bonds Series 2020, 5%, tender 7/1/25 (b)	4,005,000	4,067,701
Series 2023, 5% 7/1/27	1,360,000	1,433,847
Maryland Health & Higher Edl. Facilities Auth. Rev.:
Series 2014, 5% 7/1/39 (Pre-Refunded to 7/1/24 @ 100)	8,225,000	8,303,474
Series 2015:
5% 7/1/24	45,000	45,306
5% 7/1/25	40,000	40,814
5% 7/1/25 (Pre-Refunded to 7/1/24 @ 100)	1,145,000	1,152,015
Maryland Stadium Auth. Built to Learn Rev. Series 2022 A, 5% 6/1/26	850,000	892,386
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2012 B:
2.5% 6/1/26 (d)	670,000	640,867
2.625% 6/1/27 (d)	550,000	522,306
Maryland Trans. Auth. Trans. Facility Projs. Rev. Series 2021 A, 5% 7/1/24	1,250,000	1,263,855
Montgomery County Gen. Oblig.:
Bonds Series 2013 MD, 3.7%, tender 12/1/23 (b)	7,150,000	7,150,000
Series 2022 A:
5% 8/1/24	105,000	106,322
5% 8/1/26	1,000,000	1,057,202
TOTAL MARYLAND		76,204,121
Massachusetts - 1.3%
Boston Hsg. Auth. Cap. Prog. Series 2020 B, 5% 4/1/24	475,000	477,729
Massachusetts Dev. Fin. Agcy. Rev.:
Bonds:
(Partners Healthcare Sys., Inc. Proj.) Series 2017 S-4, 5%, tender 1/25/24 (b)	5,700,000	5,712,272
Series 2011 N, 0.45%, tender 7/1/25 (b)	3,505,000	3,288,076
Series 2016 I:
5% 7/1/24	25,000	25,135
5% 7/1/25	20,000	20,312
5% 7/1/26	20,000	20,649
Series 2019 A, 5% 7/1/24	155,000	156,161
Series 2019 O:
5% 12/1/23	130,000	130,000
5% 12/1/24	100,000	101,603
Series C, 5% 10/1/24 (Assured Guaranty Muni. Corp. Insured)	325,000	328,570
Massachusetts Edl. Fing. Auth. Rev.:
Series 2014 I:
5% 1/1/25 (d)	4,055,000	4,107,342
5% 1/1/26 (d)	7,000,000	7,080,031
Series 2014, 5% 1/1/24 (d)	5,000,000	5,004,547
Series 2015 A, 5% 1/1/24 (d)	8,250,000	8,257,440
Series 2016, 5% 7/1/24 (d)	535,000	538,673
Series 2017 A, 5% 7/1/25 (d)	690,000	703,190
Series 2021 B:
5% 7/1/24 (d)	750,000	755,149
5% 7/1/25 (d)	1,575,000	1,605,107
Series 2022 B:
5% 7/1/24 (d)	270,000	271,853
5% 7/1/25 (d)	585,000	596,183
5% 7/1/26 (d)	365,000	374,947
5% 7/1/28 (d)	1,775,000	1,859,325
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Partners Healthcare Sys., Inc. Proj.) Series 2007 G2, 4.15%, tender 12/7/23 (Assured Guaranty Muni. Corp. Insured) (b)	8,815,000	8,815,000
Bonds Series I, 0.7%, tender 7/1/25 (b)	395,000	372,037
Massachusetts Hsg. Fin. Agcy. Series 2023 C2, 4% 12/1/27	1,000,000	1,007,732
Massachusetts Port Auth. Rev.:
Series 2017 A, 5% 7/1/25 (d)	25,000	25,586
Series 2019 C, 5% 7/1/24 (d)	345,000	347,741
Massachusetts Port Auth. Spl. Facilities Rev. (Bosfuel Proj.) Series 2019 A, 5% 7/1/27 (d)	285,000	299,103
TOTAL MASSACHUSETTS		52,281,493
Michigan - 0.5%
Carman-Ainsworth Cmnty. School District Series 2021, 4% 5/1/24	1,335,000	1,338,103
Chippewa Valley Schools Series 2016 B, 5% 5/1/24	200,000	201,414
Detroit Downtown Dev. Auth. Tax Series A, 5% 7/1/25 (Assured Guaranty Muni. Corp. Insured)	550,000	555,278
Grand Traverse County Hosp. Fin. Auth. Series 2021:
5% 7/1/24	650,000	655,423
5% 7/1/25	480,000	491,765
Great Lakes Wtr. Auth. Wtr. Supply Sys. Rev. Series 2018 A, 5% 7/1/25	2,500,000	2,572,135
Grosse Ile Township School District Unltd. Tax Gen. Oblig. Series 2016, 2% 5/1/24	125,000	123,961
Huron School District Series 2019, 5% 5/1/24	205,000	206,467
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016:
5% 5/15/24	10,000	10,062
5% 5/15/25	15,000	15,303
5% 5/15/26	15,000	15,549
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2015 A, SIFMA Municipal Swap Index + 0.250% 3.85%, tender 6/27/24 (b)(c)	1,000,000	1,000,000
Lansing Board of Wtr. & Lt. Util. Rev. Bonds Series 2021 B, 2%, tender 7/1/26 (b)	1,000,000	942,590
Ludington Area School District (Michigan School Bond Qualification and Ln. Prog.) Series 2022 II, 5% 11/1/25	1,230,000	1,278,333
Michigan Fin. Auth. Rev.:
Bonds:
Series 2016 E1, 4%, tender 8/15/24 (b)	4,980,000	4,991,909
Series 2019 MI2, 5%, tender 2/1/25 (b)	1,750,000	1,779,096
Series 2015 D1:
0.55% 10/15/24	300,000	292,142
0.75% 10/15/25	250,000	237,939
Series 2015 MI, 5% 12/1/24	100,000	101,573
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Series 2022 A, 2.5% 6/1/25	630,000	611,826
Michigan Strategic Fund Exempt Facilities Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2001, 0.58%, tender 8/1/24 (b)(d)	150,000	146,368
Portage Pub. Schools Series 2016:
5% 5/1/25	25,000	25,662
5% 11/1/25	25,000	25,926
5% 11/1/28	20,000	20,881
Wayne County Arpt. Auth. Rev. Series 2015 F, 5% 12/1/25 (d)	2,735,000	2,801,308
Wayne-Westland Cmnty. Schools Series 2019, 5% 11/1/24	335,000	339,942
TOTAL MICHIGAN		20,780,955
Minnesota - 0.8%
Central Muni. Pwr. Agcy. Rev. Series 2021, 5% 1/1/25 (Assured Guaranty Muni. Corp. Insured)	265,000	270,247
Maple Grove Health Care Sys. Rev. Series 2017, 5% 5/1/25	800,000	811,790
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Series 2014 A, 5% 1/1/28	215,000	215,230
Series 2016, 5% 1/1/25	620,000	632,804
Series 2019 B, 5% 1/1/25 (d)	1,000,000	1,013,436
Series 2019 C, 5% 1/1/26	380,000	395,471
Series 2022 B:
5% 1/1/24 (d)	1,860,000	1,861,549
5% 1/1/25 (d)	195,000	197,620
5% 1/1/26 (d)	470,000	481,881
5% 1/1/27 (d)	1,580,000	1,644,270
Minneapolis Health Care Sys. Rev. Bonds Series 2023 A, 5%, tender 11/15/28 (b)	6,470,000	6,921,891
Minnesota Gen. Oblig. Series 2021 B, 5% 9/1/25	3,425,000	3,543,641
Minnesota Hsg. Fin. Agcy.:
Series 2021 A, 0.625% 1/1/24 (d)	380,000	379,051
Series 2022 A:
5% 8/1/25	1,155,000	1,188,747
5% 8/1/26	1,300,000	1,364,808
Series 2022 B, 5% 8/1/26	100,000	104,985
Series 2023 E, 3.875% 8/1/25	700,000	701,337
Series 2023 F, 5.75% 7/1/53	110,000	117,069
Series H, 0.65% 1/1/24 (d)	180,000	179,567
Minnesota Muni. Gas Agcy. Rev.:
Bonds Series 2022 A, 4%, tender 12/1/27 (b)	1,725,000	1,715,833
Series 2022 A, 4% 12/1/24	2,700,000	2,706,685
Minnesota Rural Wtr. Fin. Auth. Series 2023, 4.375% 4/1/25	2,000,000	2,007,010
Moorhead Edl. Facilities Rev. (The Concordia College Corp. Proj.) Series 2016, 5% 12/1/25	50,000	50,323
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2016, 5% 1/1/24	1,930,000	1,932,036
Saint Paul Hsg. & Redev. Auth. Hosp. Rev. (HealthEast Care Sys. Proj.) Series 2015 A, 5% 11/15/27 (Pre-Refunded to 11/15/25 @ 100)	400,000	410,980
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 1994 A, 0% 1/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	290,000	289,177
TOTAL MINNESOTA		31,137,438
Mississippi - 0.0%
Jackson Gen. Oblig. Series 2021, 5% 3/1/24	500,000	500,899
Mississippi Dev. Bank Spl. Oblig. (Jackson Mississippi Sales Tax Rev. Infrastructure Proj.) Series 2020, 5% 9/1/24	740,000	744,508
TOTAL MISSISSIPPI		1,245,407
Missouri - 0.4%
Barry County Ctfs. Prtn. Law Enforcement Ctr. Proj. Series 2023:
5% 10/1/25	215,000	219,686
5% 10/1/26	550,000	568,924
Cape Girardeau County Indl. Dev. Auth. (Southeast Hosp. Proj.) Series 2017 A:
5% 3/1/24	15,000	15,025
5% 3/1/25	15,000	15,136
5% 3/1/26	20,000	20,362
Jackson County Spl. Oblig. Series 2023 A, 5% 12/1/28	1,000,000	1,085,738
Missouri Health & Edl. Facilities Rev.:
Bonds Series 2021 B, 4%, tender 5/1/26 (b)	2,705,000	2,739,359
Series 2014 A, 5% 6/1/24	1,000,000	1,006,893
Missouri Hsg. Dev. Commission Single Family Mtg. Rev.:
(First Place Homeownership Ln. Prog.) Series 2021 C, 3.25% 11/1/52	100,000	96,773
Series 2019, 4% 5/1/50	55,000	54,591
Missouri State Pub. Util. Commn Rev. Series 2023, 4% 12/1/24	10,000,000	10,014,282
Ozarks Technical Cmnty. College Series 2021, 5% 3/1/25	225,000	229,753
Saint Louis Arpt. Rev.:
Series 2017 B, 5% 7/1/24 (Assured Guaranty Muni. Corp. Insured) (d)	250,000	251,503
Series 2019 B:
5% 7/1/24 (d)	400,000	402,315
5% 7/1/25 (d)	420,000	426,741
Series 2022 A, 5% 7/1/24 (d)	565,000	568,269
TOTAL MISSOURI		17,715,350
Montana - 0.0%
Montana Board Hsg. Single Family:
Series 2019 B, 4% 6/1/50	25,000	24,836
Series 2022 A, 3% 6/1/52	260,000	249,888
Series A1, 3.5% 6/1/50	320,000	313,864
TOTAL MONTANA		588,588
Nebraska - 0.6%
Central Plains Energy Proj. Rev. Bonds:
(Proj. No. 4) Series 2023 A1, 5%, tender 11/1/29 (b)	1,415,000	1,473,677
Series 2019:
2.5%, tender 8/1/25 (b)	1,000,000	969,847
4%, tender 8/1/25 (b)	7,050,000	7,048,178
Douglas County Hosp. Auth. #3 Health Facilities Rev. Series 2015, 5% 11/1/28	1,250,000	1,283,162
Gretna Ctfs. of Prtn.:
Series 2021, 4% 12/15/25	2,620,000	2,635,432
Series 2022, 5% 12/15/25	4,000,000	4,068,302
Muni. Energy Agcy. of Nebraska Pwr. Swr. Rev. Series 2022 A:
5% 4/1/24	1,690,000	1,699,158
5% 4/1/25	2,835,000	2,900,046
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Series 2019 B, 4% 9/1/49 (d)	80,000	79,017
Series 2022 B:
5% 3/1/24 (d)	1,050,000	1,052,908
5% 9/1/24 (d)	1,065,000	1,074,597
Nebraska Pub. Pwr. District Rev. Series 2016 C, 5% 1/1/25	200,000	203,853
Omaha Pub. Pwr. District Elec. Rev. Series A, 5% 2/1/25	200,000	204,240
TOTAL NEBRASKA		24,692,417
Nevada - 0.7%
Clark County Arpt. Rev. Series 2021 B:
5% 7/1/24 (d)	2,145,000	2,159,847
5% 7/1/25 (d)	795,000	811,419
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev.:
Series 2017 B, 5% 7/1/25 (d)	665,000	679,759
Series 2019 E:
5% 7/1/25	100,000	102,917
5% 7/1/27	275,000	295,788
Clark County Poll. Cont. Rev. Bonds (Nevada Pwr. Co. Proj.) Series 2017, 3.75%, tender 3/31/26 (b)	2,065,000	2,068,669
Clark County School District:
Series 2017 C, 5% 6/15/24	200,000	201,772
Series 2017 D:
5% 6/15/24	400,000	400,488
5% 6/15/25	350,000	350,461
Series 2018 A:
5% 6/15/24	685,000	691,070
5% 6/15/25	315,000	323,528
Series 2021 C, 5% 6/15/25	2,655,000	2,726,877
Las Vegas Convention & Visitors Auth. Series 2021, 5% 7/1/24	1,000,000	1,008,628
Nevada Dept. of Bus. & Industry Bonds:
(Republic Svcs., Inc. Proj.) Series 2001, 4.125%, tender 12/1/23 (b)(d)(e)	10,500,000	10,500,000
Series 2023 A, 3.7%, tender 1/31/24 (b)(d)(e)	2,660,000	2,653,359
Nevada Gen. Oblig. Series 2013 F1, 5% 3/1/25	10,000	10,013
Nevada Hsg. Division Bonds Series 2022, 5%, tender 12/1/24 (b)	1,375,000	1,388,861
TOTAL NEVADA		26,373,456
New Hampshire - 0.2%
Nat'l. Fin. Auth. Hosp. Rev. (St. Luke's Univ. Health Network Proj.) Series 2021 B, 5% 8/15/25	1,140,000	1,162,052
Nat'l. Fin. Auth. Solid Bonds (Waste Mgmt., Inc. Proj.):
Series 2018 A, 4.185%, tender 12/7/23 (b)(d)	5,000,000	4,969,600
Series 2019 A2, 2.15%, tender 7/1/24 (b)(d)	555,000	548,132
New Hampshire Bus. Fin. Auth. Wtr. Facility (Pennichuck Wtr. Works, Inc. Proj.) Series 2014 A, 5% 1/1/24 (Escrowed to Maturity) (d)	260,000	260,229
New Hampshire Health & Ed. Facilities Auth. Rev. Series 2012, 5% 7/1/27	120,000	120,022
New Hampshire St Hsg. Fin. Series 2023 3, 3.8% 7/1/26 (f)	1,010,000	1,014,454
TOTAL NEW HAMPSHIRE		8,074,489
New Jersey - 2.3%
Burlington County Bridge Commission Lease Rev. (Governmental Leasing Prog.) Series 2021, 4% 4/1/24	425,000	426,193
Gloucester County Impt. Auth. Rev. Series 2021, 0.6% 3/1/24	2,400,000	2,373,834
New Brunswick Gen. Oblig. Series 2023, 5% 5/31/24	1,860,000	1,873,757
New Brunswick Parking Auth. Rev. Series 2020 B, 5% 9/1/25	850,000	875,787
New Jersey Econ. Dev. Auth.:
Series 2022 A:
5% 11/1/25	1,000,000	1,034,204
5% 11/1/26	1,100,000	1,160,139
Series 2023 RRR:
5% 3/1/24	5,000,000	5,017,902
5% 3/1/25	2,680,000	2,734,052
5% 3/1/26	5,065,000	5,272,053
Series 2024 SSS:
5% 6/15/26 (f)	1,970,000	2,023,194
5% 6/15/27 (f)	155,000	161,440
Series QQQ:
5% 6/15/24	300,000	302,465
5% 6/15/25	385,000	394,910
5% 6/15/26	555,000	580,975
New Jersey Econ. Dev. Auth. Rev.:
(New Jersey Gen. Oblig. Proj.) Series 2017 B, 5% 11/1/24	515,000	522,379
(New Jersey Transit Corp. Projs.) Series 2017 B, 5% 11/1/25	350,000	361,653
(Provident Montclair Proj.) Series 2017, 5% 6/1/24 (Assured Guaranty Muni. Corp. Insured)	20,000	20,162
(The Goethals Bridge Replacement Proj.) Series 2013, 5% 1/1/24 (d)	350,000	350,141
Series 2014 UU, 5% 6/15/24	400,000	403,287
Series 2015 B, 5.25% 7/1/25	1,285,000	1,323,975
Series 2015 XX, 4% 6/15/24	545,000	546,639
Series 2016 AAA, 5% 6/15/26	3,375,000	3,532,958
Series 2019:
5.25% 9/1/24 (e)	4,485,000	4,544,972
5.25% 9/1/26 (e)	1,510,000	1,597,078
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev. (New Jersey-American Wtr. Co., Inc. Proj.) Series 2020 E, 0.85% 12/1/25 (d)	1,600,000	1,471,418
New Jersey Edl. Facilities Auth. Rev. Series 2023 A:
5% 9/1/27	400,000	428,212
5% 9/1/27	200,000	214,106
New Jersey Edl. Facility:
Series 2016 A, 5% 7/1/24	2,775,000	2,799,734
Series 2016 D, 5% 7/1/25	1,860,000	1,913,090
New Jersey Gen. Oblig.:
Series 2014, 5% 6/1/24	385,000	388,499
Series 2021, 2% 6/1/25	840,000	817,519
New Jersey Health Care Facilities Fing. Auth. Rev.:
Bonds Series 2019 B2, 5%, tender 7/1/25 (b)	150,000	153,793
Series 2016 A:
5% 7/1/24 (Escrowed to Maturity)	20,000	20,197
5% 7/1/24 (Escrowed to Maturity)	10,000	10,095
5% 7/1/26 (Escrowed to Maturity)	5,000	5,244
5% 7/1/30 (Pre-Refunded to 7/1/26 @ 100)	1,000,000	1,048,766
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2015 1A, 5% 12/1/24 (d)	55,000	55,581
Series 2016 1A:
5% 12/1/23 (d)	1,400,000	1,400,000
5% 12/1/24 (d)	1,430,000	1,445,109
Series 2017 1A:
5% 12/1/23 (d)	4,195,000	4,195,000
5% 12/1/25 (d)	420,000	429,777
Series 2018 B, 5% 12/1/24 (d)	5,500,000	5,564,529
Series 2019 A, 5% 12/1/23	4,260,000	4,260,000
Series 2020 A, 5% 12/1/23 (d)	1,500,000	1,500,000
Series 2020:
5% 12/1/23 (d)	945,000	945,000
5% 12/1/24 (d)	675,000	682,132
Series 2021 A:
5% 12/1/23 (d)	200,000	200,000
5% 12/1/24 (d)	330,000	333,487
5% 12/1/25 (d)	700,000	716,295
Series 2021 B, 5% 12/1/24 (d)	570,000	576,023
Series 2023 B:
5% 12/1/25 (d)	1,800,000	1,841,902
5% 12/1/28 (d)	1,000,000	1,054,502
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Rev. Series 2023 C, 5% 11/1/26 (d)	1,000,000	1,020,007
New Jersey Hsg. & Mtg. Fin. Agcy. Rev.:
Series 2019 D, 4% 4/1/25 (d)	150,000	149,832
Series 2021 H, 0.35% 4/1/24	775,000	766,568
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A:
5% 6/1/24	4,500,000	4,526,247
5% 6/1/25	825,000	838,142
5% 6/1/26	2,500,000	2,568,858
New Jersey Trans. Trust Fund Auth.:
Series 2005 B, 5.25% 12/15/23	470,000	470,243
Series 2006 A, 5.25% 12/15/23 (Assured Guaranty Muni. Corp. Insured)	500,000	500,284
Series 2008 A, 0% 12/15/25	1,000,000	931,066
Series 2010 A:
0% 12/15/25	510,000	474,843
0% 12/15/27	145,000	126,107
Series 2010 D, 5.25% 12/15/23	555,000	555,287
Series 2016 A, 5% 6/15/27	90,000	93,921
Series 2018 A, 5% 6/15/24	670,000	675,937
Series 2022 AA:
5% 6/15/24	330,000	332,712
5% 6/15/25	155,000	158,990
Series 2023 AA:
5% 6/15/25	2,250,000	2,307,918
5% 6/15/26	425,000	445,206
Series A:
5% 12/15/23	365,000	365,161
5% 12/15/25	200,000	207,342
Series D, 5% 12/15/23	480,000	480,212
Newark Gen. Oblig. Series 2020 A, 5% 10/1/27	2,200,000	2,342,534
The Board of Ed. of Newark Series 2021:
5% 7/15/25 (Build America Mutual Assurance Insured)	250,000	256,891
5% 7/15/26 (Build America Mutual Assurance Insured)	300,000	313,277
TOTAL NEW JERSEY		92,811,744
New Mexico - 0.4%
Farmington Poll. Cont. Rev. Bonds (Pub. Svc. Co. of New Mexico San Juan Proj.) Series 2010 D, 3.9%, tender 6/1/28 (b)	3,000,000	2,996,597
New Mexico Edl. Assistance Foundation Series 2021 1A, 5% 9/1/24 (d)	1,000,000	1,008,646
New Mexico Mtg. Fin. Auth.:
Series 2018 A1, 4% 1/1/49	175,000	174,047
Series 2019 C, 4% 1/1/50	310,000	307,637
Series 2021 C, 3% 1/1/52	470,000	451,422
Series 2021 D, 3% 7/1/52	2,230,000	2,139,205
Series 2023 C, I 5.75% 3/1/54	300,000	321,746
New Mexico Mtg. Fin. Auth. Multi-family Hsg. Rev. Bonds (Santa Fe Apts. and Sangre De Cristo Proj.) Series 2023, 5%, tender 6/1/25 (b)	5,000,000	5,049,058
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev.:
Bonds Series 2019 A, 5%, tender 5/1/25 (b)	1,070,000	1,082,040
Series 2019 A:
4% 11/1/24	250,000	250,381
4% 5/1/25	960,000	961,386
TOTAL NEW MEXICO		14,742,165
New York - 4.1%
Dorm. Auth. New York Univ. Rev. Series 2016 A, 5% 7/1/24	40,000	40,300
East Hampton Union Free School District Series 2017, 2.1% 6/1/27	340,000	323,301
Hempstead Local Dev. Corp. Rev. (Adelphi Univ. Proj.) Series 2021, 5% 6/1/24	940,000	947,395
Long Island Pwr. Auth. Elec. Sys. Rev. Bonds:
Series 2019 B, 1.65%, tender 9/1/24 (b)	1,055,000	1,038,253
Series 2020 B, 0.85%, tender 9/1/25 (b)	7,060,000	6,701,584
Series 2021 B, 1.5%, tender 9/1/26 (b)	470,000	439,554
Monroe County Indl. Dev. Corp. (The Rochester Gen. Hosp. Proj.) Series 2017, 5% 12/1/26	350,000	363,920
New York City Gen. Oblig.:
Series 2006, 5.23%, tender 6/1/36 (Assured Guaranty Muni. Corp. Insured) (b)	1,000,000	1,000,000
Series 2007 A, 5.18%, tender 8/1/26 (Assured Guaranty Muni. Corp. Insured) (b)	625,000	625,000
Series 2007 C-4, 5.25%, tender 1/1/32 (Assured Guaranty Muni. Corp. Insured) (b)	225,000	225,000
Series 2007, 3.9%, tender 12/6/23 (Assured Guaranty Muni. Corp. Insured) (b)	2,025,000	2,025,000
Series 2008 A-3, 5.23%, tender 8/1/26 (Assured Guaranty Muni. Corp. Insured) (b)	1,800,000	1,800,000
Series 2008 C-4, 5%, tender 10/1/27 (b)	8,675,000	8,675,000
Series 2008 J11, 5% 8/1/26	260,000	274,735
Series 2014 J, 5% 8/1/25	410,000	415,546
Series 2018 A:
5% 8/1/24	150,000	151,898
5% 8/1/26	565,000	597,021
Series 2020 A1, 5% 8/1/27	1,700,000	1,833,542
Series 2023 C, 5% 8/1/25	2,500,000	2,584,115
Series 2023 D, 5% 8/1/25	2,000,000	2,067,292
Series 2023 F1:
5% 8/1/25	1,250,000	1,292,058
5% 8/1/26	5,600,000	5,917,379
Series C, 5% 8/1/26	220,000	232,468
Series I1, 5% 3/1/27	200,000	200,700
New York City Health & Hosp. Corp. Rev. Series A, 4% 2/15/25	1,440,000	1,453,509
New York City Hsg. Dev. Corp. Multifamily Hsg. Bonds:
Series 2021 C2, 0.7%, tender 7/1/25 (b)	2,710,000	2,551,675
Series 2021 K2, 0.9%, tender 1/1/26 (b)	1,820,000	1,689,813
Series 2021, 0.6%, tender 7/1/25 (b)	425,000	399,532
Series 2023 A2:
3.7%, tender 12/30/27 (b)	6,000,000	6,008,843
3.73%, tender 12/29/28 (b)	1,000,000	989,919
Series 2023 D, 4.3%, tender 11/1/28 (b)	375,000	380,299
Series A3, 1.125%, tender 11/1/24 (b)	1,515,000	1,474,095
New York City Indl. Dev. Agcy. Rev. Series 2021 A:
5% 1/1/25 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,017,671
5% 1/1/26 (Assured Guaranty Muni. Corp. Insured)	1,365,000	1,408,604
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2022 DD, 3.8% 6/15/33 (b)	2,000,000	2,000,000
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2016 S 1:
5% 7/15/24	70,000	70,757
5% 7/15/24 (Escrowed to Maturity)	305,000	308,381
Series 2018 S1, 5% 7/15/25 (Escrowed to Maturity)	370,000	381,698
New York City Transitional Fin. Auth. Rev.:
Series 2014 D1, 5% 2/1/27	350,000	350,810
Series 2021 F1, 5% 11/1/27	775,000	842,172
Series A1, 5% 8/1/24	250,000	253,016
New York Dorm. Auth. Personal Income Tax Rev.:
Series 2014 E, 5% 2/15/26 (Pre-Refunded to 2/15/25 @ 100)	300,000	307,211
Series 2016 D, 5% 2/15/25 (Escrowed to Maturity)	455,000	465,936
New York Dorm. Auth. Rev.:
Bonds Series 2019 B2, 5%, tender 5/1/24 (b)	3,005,000	3,008,123
Series 2015 A, 5% 7/1/24	275,000	278,111
Series 2021 A, 5% 7/1/24	2,160,000	2,179,253
Series 2022 A:
5% 7/1/26	200,000	208,089
5% 7/1/27	500,000	529,397
New York Dorm. Auth. Sales Tax Rev. Series 2015 A, 5% 3/15/24 (Escrowed to Maturity)	250,000	251,315
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2016 A:
4% 11/15/25	350,000	356,468
5% 11/15/26	1,055,000	1,116,171
Series 2016 B1, 5% 11/15/25	255,000	264,499
Series 2017 A, 3% 11/15/30	425,000	414,097
Series 2017 B2, 5% 11/15/24	420,000	427,342
New York Metropolitan Trans. Auth. Rev.:
Bonds:
Series 2005 D1, U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.330% 3.894%, tender 12/1/23 (b)(c)	5,065,000	5,057,847
Series 2019 A1, 5%, tender 11/15/24 (b)	15,700,000	15,780,128
Series 2019 D1, 5%, tender 11/15/24 (b)	4,000,000	4,020,322
Series 2020 A2, 5%, tender 5/15/24 (b)	3,750,000	3,758,438
Series 2015 A1, 5% 11/15/27	1,000,000	1,017,532
Series 2016 D, 5% 11/15/27	1,070,000	1,110,577
Series 2017 A2, 5% 11/15/25	1,880,000	1,940,628
Series 2017 B, 5% 11/15/27	1,185,000	1,268,025
Series 2017 C1, 5% 11/15/28	660,000	709,311
Series 2017 D, 5% 11/15/25	2,140,000	2,209,012
New York St Mtg. Agcy. Homeowner Series 2015 194, 3.35% 4/1/25 (d)	2,490,000	2,472,683
New York State Dorm. Auth.:
Series 2017 A:
5% 2/15/25 (Escrowed to Maturity)	440,000	450,576
5% 2/15/25 (Escrowed to Maturity)	250,000	255,563
Series 2018 A, 5% 3/15/25 (Escrowed to Maturity)	200,000	205,167
New York State Energy Research & Dev. Auth. Poll. Cont. Rev. Series 1999, 4.75%, tender 12/1/23 (AMBAC Insured) (b)	300,000	300,000
New York State Hsg. Fin. Agcy. Rev.:
Bonds:
Series 2021 D2, 0.65%, tender 11/1/25 (b)	405,000	376,802
Series 2021 J2, 1.1%, tender 5/1/27 (b)	980,000	878,728
Series 2021 K2, 1%, tender 11/1/26 (b)	265,000	244,268
Series J, 0.75% 5/1/25	360,000	339,034
New York State Mtg. Agcy. Homeowner Mtg.:
Series 2021 232, 5% 4/1/24 (d)	1,110,000	1,113,487
Series 2023 251:
3.65% 10/1/25 (d)	535,000	528,118
3.7% 4/1/26 (d)	955,000	939,109
Series 221, 3.5% 10/1/32 (d)	40,000	39,067
New York Trans. Dev. Corp.:
(Delta Airlines, Inc. Laguardia Arpt. Terminals C&D Redev. Proj.) Series 2018, 5% 1/1/26 (d)	2,500,000	2,512,875
(Term. 4 JFK Int'l. Arpt. Proj.):
Series 2020 A:
5% 12/1/23 (d)	675,000	675,000
5% 12/1/25 (d)	3,050,000	3,110,429
Series 2020 C, 5% 12/1/23	1,000,000	1,000,000
(Term. 4 John F. Kennedy Int'l. Arpt. Proj.):
Series 2020 A, 5% 12/1/27 (d)	1,025,000	1,070,758
Series 2022:
5% 12/1/26 (d)	5,870,000	6,058,020
5% 12/1/27 (d)	1,915,000	2,000,489
New York Urban Dev. Corp. Rev.:
Series 2014 A, 5% 3/15/26 (Pre-Refunded to 3/15/24 @ 100)	340,000	341,770
Series 2016 A, 5% 3/15/29	420,000	436,903
Series 2017 C, 5% 3/15/26	1,060,000	1,110,740
Niagara Frontier Trans. Auth. Arpt. Rev. Series 2019 A, 5% 4/1/24 (d)	2,885,000	2,892,658
Suffolk County Gen. Oblig.:
Series 2022 A:
5% 6/15/24	280,000	282,717
5% 6/15/25	295,000	303,700
Series 2022 B:
5% 10/1/25	340,000	352,158
5% 10/1/26	175,000	185,019
Tobacco Settlement Asset Securitization Corp. Series 2017 A, 5% 6/1/25	1,680,000	1,706,939
Triborough Bridge & Tunnel Auth. Bonds:
Series 2021 A2:
2%, tender 5/15/24 (b)	1,000,000	990,470
2%, tender 5/15/26 (b)	1,285,000	1,226,852
2%, tender 5/15/28 (b)	450,000	415,425
Series 2021 B, 5%, tender 5/15/26 (b)	5,000,000	5,184,107
Series 2021 C, 5%, tender 5/15/26 (b)	4,200,000	4,354,649
Triborough Bridge & Tunnel Auth. Revs.:
Bonds Series 2005 B 4A, U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.380% 3.944%, tender 12/1/23 (b)(c)	1,960,000	1,959,968
Series 2023 A, 5% 11/15/24	5,370,000	5,469,033
Yonkers Gen. Oblig.:
Series 2021 A:
4% 2/15/24	250,000	250,329
5% 2/15/26 (Assured Guaranty Muni. Corp. Insured)	400,000	416,701
Series 2021 B:
4% 2/15/24	290,000	290,382
5% 2/15/26	320,000	333,361
TOTAL NEW YORK		161,103,741
New York And New Jersey - 0.9%
Port Auth. of New York & New Jersey:
Series 193, 5% 10/15/25 (d)	1,000,000	1,028,361
Series 2013 178, 5% 12/1/25 (d)	975,000	975,429
Series 2013, 5% 12/1/24 (d)	250,000	250,110
Series 2014 185, 5% 9/1/25 (d)	415,000	419,702
Series 2014 186, 5% 10/15/26 (d)	2,800,000	2,823,802
Series 2015 193, 5% 10/15/27 (d)	1,130,000	1,158,369
Series 2016 195, 5% 10/1/25 (d)	1,065,000	1,094,473
Series 2018, 5% 9/15/25 (d)	2,075,000	2,130,833
Series 2020 221, 5% 7/15/24 (d)	605,000	610,213
Series 2023 242:
5% 12/1/24 (d)	2,430,000	2,464,195
5% 12/1/25 (d)	8,525,000	8,749,823
5% 12/1/26 (d)	4,640,000	4,840,613
5% 12/1/27 (d)	5,000,000	5,287,754
Series 207, 5% 9/15/24 (d)	430,000	434,688
Series 223:
5% 7/15/24 (d)	1,250,000	1,260,770
5% 7/15/25 (d)	885,000	906,307
TOTAL NEW YORK AND NEW JERSEY		34,435,442
North Carolina - 1.7%
Charlotte Int'l. Arpt. Rev.:
Series 2017 B, 5% 7/1/25 (d)	100,000	101,988
Series 2021 B, 5% 7/1/24 (d)	2,000,000	2,013,275
Series 2023 B:
5% 7/1/26 (d)	455,000	471,354
5% 7/1/28 (d)	400,000	427,304
5% 7/1/29 (d)	1,150,000	1,242,976
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Bonds:
Series 2018 B, 1.95%, tender 11/1/29 (b)	3,075,000	2,747,764
Series 2018 C, 3.45%, tender 10/31/25 (b)	2,805,000	2,806,077
Series 2018 E, 0.8%, tender 10/31/25 (b)	1,500,000	1,422,195
Series 2021 B, 5%, tender 12/2/24 (b)	4,285,000	4,346,761
Series 2023 D, 3.625%, tender 6/15/27 (b)	2,350,000	2,350,000
Columbus County Indl. Facilities And Poll. Cont. Fing. Auth. Rev. Bonds Series 2019 C, 2.1%, tender 10/1/24 (b)(d)	2,000,000	1,959,603
New Hanover County Hosp. Rev. Series 2017, 5% 10/1/26 (Escrowed to Maturity)	290,000	305,392
North Carolina Cap. Facilities Fin. Agcy. Rev.:
(Duke Univ. Proj.) Series 2015 B, 5% 10/1/55 (Pre-Refunded to 10/1/25 @ 100)	9,750,000	10,107,457
Bonds (Republic Svcs., Inc. Proj.) Series 2013, 4.25%, tender 12/15/23 (b)(d)	10,000,000	9,998,524
North Carolina Grant Anticipation Rev. Series 2019, 5% 3/1/25	335,000	342,942
North Carolina Hsg. Fin. Agcy. Multi Hsg. Rev. Bonds Series 2021, 4.5%, tender 6/1/24 (b)	1,000,000	1,000,056
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series 2015 A, 5% 1/1/25	200,000	203,640
North Carolina State Ed. Assistance Auth. Student Ln. Rev. Series 2020 A, 5% 6/1/26 (d)	1,000,000	1,034,028
North Carolina Tpk. Auth. Triangle Expressway Sys. Series 2020 C, 5% 2/1/24 (Escrowed to Maturity)	24,600,000	24,662,068
Raleigh Durham Arpt. Auth. Arpt. Rev.:
Series 2017 A, 5% 5/1/27 (d)	745,000	782,395
Series 2020 A, 5% 5/1/27 (d)	130,000	136,525
TOTAL NORTH CAROLINA		68,462,324
North Dakota - 0.1%
Cass County Joint Wtr. Resource District Series 2021 A, 0.48% 5/1/24	3,000,000	2,942,991
North Dakota Hsg. Fin. Agcy. Series 2023 F, 6.25% 1/1/54 (f)	70,000	76,367
TOTAL NORTH DAKOTA		3,019,358
Ohio - 0.6%
Akron Bath Copley Hosp. District Rev. Series 2016, 5% 11/15/24	45,000	45,485
Allen County Hosp. Facilities Rev.:
Bonds Series 2022 B1, 5%, tender 8/3/27 (b)	5,000,000	5,218,894
Series 2020 A, 5% 12/1/23	1,000,000	1,000,000
American Muni. Pwr., Inc. Rev.:
Bonds Series 2021 A2, 1%, tender 8/15/24 (b)	565,000	553,327
Series 2021 A, 5% 2/15/24	555,000	557,019
Butler County Hosp. Facilities Rev. Series 2017, 5% 11/15/25	1,500,000	1,516,257
Cleveland Arpt. Sys. Rev.:
Series 2016 A:
5% 1/1/24 (Assured Guaranty Muni. Corp. Insured)	25,000	25,030
5% 1/1/25 (Assured Guaranty Muni. Corp. Insured)	395,000	402,064
5% 1/1/26 (Assured Guaranty Muni. Corp. Insured)	10,000	10,180
Series 2018 A:
5% 1/1/25 (d)	1,425,000	1,441,742
5% 1/1/26 (d)	290,000	296,923
Series 2019 B, 5% 1/1/27 (d)	350,000	363,616
Dayton City School District Ctfs. Prtn. Series 2021, 3% 12/1/24	165,000	164,157
Franklin County Rev. Bonds Series 2013 OH, 4.3%, tender 2/1/24 (b)	2,500,000	2,502,650
Gahanna-Jefferson City School District (School Facilities Proj.) Series 2021, 2% 12/1/23	355,000	355,000
Miami County Hosp. Facilities Rev. (Kettering Health Network Obligated Group Proj.) Series 2019:
5% 8/1/24	770,000	776,877
5% 8/1/25	310,000	318,096
5% 8/1/26	535,000	558,466
Miami Univ. Series 2022 A, 5% 9/1/24	550,000	556,894
Ohio Higher Edl. Facility Commission Rev.:
(Xavier Univ. 2020 Proj.) Series 2020, 5% 5/1/24	490,000	492,767
Bonds (Case Western Reserve Univ. Proj.) Series 2019 C, 1.625%, tender 12/1/26 (b)	605,000	570,969
Ohio Hosp. Facilities Rev. Series 2017 A, 5% 1/1/26	500,000	519,333
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.:
(Mtg. Backed Securities Prog.) Series 2019 B, 4.5% 3/1/50	30,000	30,082
(Mtg.-Backed Securities Prog.) Series 2023 B, 6% 3/1/55	260,000	283,958
Ohio Tpk. Commission Tpk. Rev. (Infrastructure Projs.) Series 2022 A, 5% 2/15/25	1,055,000	1,079,311
Scioto County Hosp. Facilities Rev.:
Series 2016:
5% 2/15/25	35,000	35,530
5% 2/15/26	405,000	416,080
Series 2019, 5% 2/15/29	700,000	725,041
Toledo Gen. Oblig. Series 2020:
3% 12/1/24	510,000	506,874
3% 12/1/24	425,000	422,395
Univ. of Akron Gen. Receipts Series 2019 A, 5% 1/1/25	400,000	406,898
Wooster Ohio Series 2023, 4.5% 6/7/24	2,000,000	2,009,659
TOTAL OHIO		24,161,574
Oklahoma - 0.6%
Cleveland County Edl. Facilities Auth.:
(Moore Pub. Schools Proj.) Series 2021, 4% 6/1/25	295,000	298,327
(Norman Pub. Schools Proj.) Series 2019, 5% 6/1/25	3,500,000	3,590,054
Jackson County Facilities Auth. Rev. (Jackson County Courthouse Proj.) Series 2022:
3% 10/1/24	400,000	396,733
3% 10/1/25	730,000	719,936
Mcintosh County Edl. Facilities Auth. (Checotah Pub. School Proj.) Series 2022, 2% 9/1/25	650,000	627,083
Oklahoma City Arpt. Trust Series 2018, 5% 7/1/24 (d)	1,665,000	1,675,579
Oklahoma County Independent School District #89 Oklahoma City Series 2023 A, 3% 7/1/26	5,990,000	5,978,657
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Series 2020 C, 4.1% 8/15/31 (b)	2,450,000	2,450,000
Oklahoma Hsg. Fin. Agcy. Single Family Mtg. Rev.:
(Homeownership Ln. Prog.) Series 2023 C, 6% 3/1/54	50,000	54,622
(Homeownership Load Prog.) Series 2023 D, 6.5% 9/1/54 (f)	55,000	61,543
Oklahoma Tpk. Auth. Tpk. Rev. Series 2017 D, 5% 1/1/25	315,000	321,203
Tulsa County Independent School District #1 Series 2021 B, 0.25% 9/1/24	4,000,000	3,874,134
Tulsa County Indl. Auth. Edl. Facilities Lease Rev. (Berryhill Pub. School Proj.) Series 2020:
4% 9/1/24	445,000	446,730
4% 9/1/25	690,000	697,703
Univ. of Oklahoma Gen. Rev. Series 2020 B, 4% 7/1/24	490,000	491,742
Washington County Okla Edl. Facsa (Dewey Pub. Schools Proj.) Series 2023, 5% 9/1/27	455,000	477,378
TOTAL OKLAHOMA		22,161,424
Oregon - 0.5%
Multnomah County Hosp. Facilities Auth. Rev. Bonds Series 2019, 5%, tender 3/1/25 (b)	6,185,000	6,235,762
Oregon Bus. Dev. Commission Recovery Zone Facility Bonds (Intel Corp. Proj.) Series 2023 232, 3.8%, tender 6/15/28 (b)	2,000,000	2,021,248
Oregon Facilities Auth. Rev. (Samaritan Health Svcs. Proj.) Series 2016 A, 5% 10/1/29	1,000,000	1,028,944
Oregon Gen. Oblig. Series 2021 A, 5% 5/1/24	1,500,000	1,511,833
Oregon State Hsg. & Cmnty. Svcs. Dept. (Single - Family Mtg. Prog.) Series 2023 D, 3.55% 9/28/24	2,000,000	2,001,002
Port of Morrow Full Faith and Cr. Obligations Series 2021 D:
4% 12/1/23	110,000	110,000
4% 12/1/24	150,000	150,778
4% 12/1/25	150,000	151,963
Port of Portland Arpt. Rev.:
Series 2014 22, 5% 7/1/25 (d)	1,255,000	1,264,254
Series 2022, 5% 7/1/25 (d)	2,115,000	2,157,054
Series 26 C:
5% 7/1/24 (d)	1,000,000	1,006,638
5% 7/1/26 (d)	1,150,000	1,190,186
Salem Hosp. Facility Auth. Rev. (Cap. Manor Proj.) Series 2022, 5% 5/15/26	135,000	134,750
TOTAL OREGON		18,964,412
Pennsylvania - 3.0%
Allegheny County Hosp. Dev. Auth. Rev.:
Bonds Series 2017 E, 0.000% x SIFMA Municipal Swap Index 4.3%, tender 5/15/27 (b)(c)	4,000,000	3,946,388
Series 2019 A, 5% 7/15/24	1,745,000	1,761,202
Series 2021 B:
5% 10/15/24	705,000	714,330
5% 10/15/25	740,000	762,745
Allegheny County Sanitation Auth. Swr. Rev. Series 2020 A, 4% 6/1/24	300,000	301,216
Commonwealth Fing. Auth. Rev. Series 2019 B, 5% 6/1/24	275,000	277,163
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 2022:
5% 1/1/24	1,700,000	1,702,144
5% 1/1/25	1,805,000	1,839,967
Geisinger Auth. Health Sys. Rev. Bonds Series 2020 B, 5%, tender 2/15/27 (b)	4,975,000	5,159,322
Lancaster County Hosp. Auth. Health Ctr. Rev. (Masonic Villages Proj.) Series 2023, 5.5% 11/1/24	835,000	844,955
Laurel Highlands School District Series 2021:
4% 2/1/24	635,000	635,431
4% 2/1/25	345,000	346,818
Lycoming County Auth. Rev. Bonds Series 2013 S2, 4.5%, tender 10/31/24 (b)	1,400,000	1,393,095
Monroeville Fin. Auth. UPMC Rev. Series 2023 C, 5% 5/15/24	260,000	261,746
Montgomery County Higher Ed. & Health Auth. Rev. Series 2019, 5% 9/1/26	1,250,000	1,298,274
Parkland School District Series 2021 A, 3% 2/1/24	225,000	224,848
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.) Series 2019 B1, 4.6%, tender 1/16/24 (b)(d)	9,600,000	9,598,528
(Republic Svcs., Inc. Proj.):
Series 2014, 4.6%, tender 1/2/24 (b)(d)	15,250,000	15,248,420
Series 2019 B2, 4.2%, tender 1/16/24 (b)(d)	5,000,000	4,996,637
(Waste Mgmt., Inc. Proj.) Series 2013, 4.875%, tender 2/1/24 (b)(d)	11,300,000	11,304,747
(Waste Mgmt., Inc. Proj.):
Series 2017 A, 0.58%, tender 8/1/24 (b)(d)	1,200,000	1,170,942
Series 2021 A, SIFMA Municipal Swap Index + 0.400% 4.21%, tender 12/7/23 (b)(c)(d)	1,365,000	1,357,748
Series 2021 A2, 4.6%, tender 10/1/26 (b)(d)	9,005,000	9,048,179
Series 2011, 2.15%, tender 7/1/24 (b)(d)	775,000	765,409
Pennsylvania Gen. Oblig. Series 2018:
3.2% 3/1/29	640,000	638,622
3.35% 3/1/30	950,000	948,030
Pennsylvania Hsg. Fin. Agcy.:
Series 2021 134B, 5% 10/1/24 (d)	1,000,000	1,008,061
Series 2021 135 B:
5% 4/1/24 (d)	600,000	601,787
5% 10/1/24 (d)	805,000	811,489
5% 4/1/25 (d)	180,000	182,351
Series 2021 137:
5% 4/1/24	200,000	200,986
5% 4/1/25	200,000	203,910
5% 10/1/26	280,000	293,235
Series 2022 138, 5% 4/1/25	2,415,000	2,462,209
Pennsylvania Hsg. Fin. Agcy. Multifamily Hsg. Dev. Rev. Bonds Series 2022, 1.25%, tender 2/1/24 (b)	6,000,000	5,971,510
Pennsylvania Tpk. Commission Registration Fee Rev. Bonds Series 2023, NULL 4.45%, tender 7/15/26 (b)	8,000,000	7,977,615
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2017 B2:
5% 6/1/28	410,000	433,602
5% 6/1/29	690,000	729,154
Series 2021 B, 5% 12/1/23	1,410,000	1,410,000
Series 2022 B:
5% 12/1/23	435,000	435,000
5% 12/1/24	695,000	707,298
5% 12/1/25	425,000	441,518
Philadelphia Arpt. Rev.:
Series 2015 A:
5% 6/15/24 (d)	1,315,000	1,323,061
5% 6/15/26 (d)	1,000,000	1,013,895
Series 2017 A, 5% 7/1/24	40,000	40,393
Series 2017 B:
5% 7/1/24 (d)	1,160,000	1,167,700
5% 7/1/25 (d)	440,000	448,749
5% 7/1/26 (d)	3,360,000	3,465,712
Series 2020 C, 5% 7/1/25 (d)	2,450,000	2,498,716
Series 2021:
5% 7/1/24 (d)	1,970,000	1,983,076
5% 7/1/25 (d)	4,245,000	4,329,407
5% 7/1/28 (d)	95,000	100,658
Philadelphia Auth. for Indl. Dev. Series 2020 C, 4% 11/1/24	535,000	536,481
Philadelphia Gas Works Rev. Series 2015 13, 5% 8/1/25	420,000	431,380
Reading School District Series 2017:
5% 3/1/25 (Assured Guaranty Muni. Corp. Insured)	5,000	5,091
5% 3/1/26 (Assured Guaranty Muni. Corp. Insured)	5,000	5,179
5% 3/1/27 (Assured Guaranty Muni. Corp. Insured)	5,000	5,278
5% 3/1/28 (Assured Guaranty Muni. Corp. Insured)	5,000	5,285
Southcentral Pennsylvania Gen. Auth. Rev. Series 2021 TT2:
5% 5/1/24	210,000	211,186
5% 5/1/25	340,000	346,227
5% 5/1/26	320,000	330,649
Township of East Vincent Gen. Oblig. Series 2021:
3% 12/1/23	200,000	200,000
3% 12/1/24	250,000	249,269
Westmoreland County Indl. Dev. Auth. (Excela Health Proj.) Series 2020 A, 4% 7/1/24	450,000	449,356
TOTAL PENNSYLVANIA		119,563,379
Rhode Island - 0.1%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2016:
5% 5/15/24	160,000	160,536
5% 5/15/25	120,000	121,406
Rhode Island Health & Edl. Bldg. Corp. Pub. Schools Rev. Series 2015, 5% 5/15/25 (Assured Guaranty Muni. Corp. Insured)	130,000	132,919
Rhode Island Hsg. & Mtg. Fin. Corp.:
Series 2019 70, 4% 10/1/49	60,000	59,636
Series 2022 76 A:
5% 4/1/27	35,000	36,991
5% 4/1/28	250,000	267,718
5% 4/1/29	300,000	324,172
Rhode Island Student Ln. Auth. Student Ln. Rev.:
Series 2018 A, 5% 12/1/25 (d)	855,000	874,903
Series 2019 A:
5% 12/1/26 (d)	570,000	592,342
5% 12/1/28 (d)	490,000	520,598
Series A, 4% 12/1/26 (d)	145,000	145,163
Tobacco Settlement Fing. Corp. Series 2015 A:
5% 6/1/26	75,000	76,141
5% 6/1/27	20,000	20,328
TOTAL RHODE ISLAND		3,332,853
South Carolina - 0.7%
Patriots Energy Group Fing. Agcy. Bonds Series 2018 A, 4%, tender 2/1/24 (b)	14,475,000	14,491,297
Piedmont Muni. Pwr. Agcy. Elec. Rev. Series 2021 A, 4% 1/1/24	1,000,000	1,000,135
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015, 5% 12/1/26	25,000	25,611
South Carolina Assoc. of Governmental Organizations Ctfs. of Prtn. Series 2023 A, 5% 3/1/24	550,000	551,965
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev.:
Series 2019 A, 4% 1/1/50	80,000	79,442
Series 2023 B, 6% 1/1/54	150,000	163,867
South Carolina Jobs-Econ. Dev. Auth. Hosp. Impt. Rev. Bonds Series 2020 B, 5%, tender 10/1/25 (b)	200,000	204,928
South Carolina Ports Auth. Ports Rev.:
Series 2015 (AMT), 5% 7/1/45 (Pre-Refunded to 7/1/25 @ 100) (d)	1,260,000	1,285,247
Series 2015:
5.25% 7/1/50 (Pre-Refunded to 7/1/25 @ 100) (d)	2,470,000	2,528,855
5.25% 7/1/55 (Pre-Refunded to 7/1/25 @ 100) (d)	445,000	455,604
5.25% 7/1/55 (Pre-Refunded to 7/1/25 @ 100) (d)	1,075,000	1,100,615
Series 2019 B, 5% 7/1/26 (d)	185,000	191,188
South Carolina Pub. Svc. Auth. Rev.:
Series 2014 C, 5% 12/1/25	190,000	192,169
Series 2015 A, 5% 12/1/25	115,000	116,957
Series 2020 A:
5% 12/1/23	70,000	70,000
5% 12/1/23 (Escrowed to Maturity)	395,000	395,000
5% 12/1/23 (Escrowed to Maturity)	155,000	155,000
5% 12/1/24	40,000	40,493
5% 12/1/24 (Escrowed to Maturity)	230,000	234,092
5% 12/1/24 (Escrowed to Maturity)	95,000	96,690
Series 2021 A:
5% 12/1/24	375,000	379,619
5% 12/1/25	850,000	871,429
Series 2022 C:
5% 12/1/23	270,000	270,000
5% 12/1/25	360,000	369,076
Series 2022 E:
5% 12/1/23	500,000	500,000
5% 12/1/25	150,000	153,782
5% 12/1/26	170,000	177,695
TOTAL SOUTH CAROLINA		26,100,756
South Dakota - 0.5%
South Dakota Board of Regents Hsg. and Auxiliary Facilities Series 2021:
3% 4/1/24	425,000	424,290
3% 4/1/25	500,000	493,818
South Dakota Health & Edl. Facilities Auth. Rev. Bonds Series 2019 A, 5%, tender 7/1/24 (b)	1,940,000	1,947,291
South Dakota Hsg. Dev. Auth.:
Bonds Series 2023 J, 3.875%, tender 12/12/24 (b)(f)	17,800,000	17,840,452
Series 2017 D, 4% 11/1/47	430,000	427,510
Series 2023 G, 6.25% 5/1/55 (f)	100,000	109,142
TOTAL SOUTH DAKOTA		21,242,503
Tennessee - 1.2%
Jackson Hosp. Rev. Series 2015, 5% 4/1/27	5,750,000	5,828,700
Johnson City Health & Edl. Hosp. Rev. Series 2023 A:
5% 7/1/25	1,250,000	1,272,935
5% 7/1/26	400,000	413,579
Memphis-Shelby County Arpt. Auth. Arpt. Rev.:
Series 2020 B:
5% 7/1/24 (d)	3,750,000	3,772,976
5% 7/1/25 (d)	2,200,000	2,240,703
Series 2021 A, 5% 7/1/25 (d)	2,750,000	2,800,879
Series 2021 C:
1.875% 7/1/25 (d)	675,000	643,691
5% 7/1/24 (d)	1,850,000	1,861,335
Metropolitan Gov Nashvle&David Ind. Bonds (Waste Mgmt., Inc. Proj.) Series 2001, 0.58%, tender 8/1/24 (b)(d)	400,000	390,314
Metropolitan Govt. Nashville & Davidson County Health & Edl. Facilities Board Bonds (Richland Hills Apts. Proj.) Series 2021, 1.25%, tender 12/1/23 (b)	4,000,000	4,000,000
Metropolitan Nashville Arpt. Auth. Rev. Series 2019 B:
5% 7/1/25 (d)	1,910,000	1,943,580
5% 7/1/26 (d)	1,695,000	1,748,328
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Series 2022 B, 4% 1/1/26	1,425,000	1,454,548
Tennergy Corp. Gas Rev.:
Bonds Series 2019 A, 5%, tender 10/1/24 (b)	10,650,000	10,708,469
Series 2021 A, 4% 3/1/24	300,000	300,105
Tennessee Energy Acquisition Corp. Bonds:
Series 2018, 4%, tender 11/1/25 (b)	3,500,000	3,477,461
Series 2023 A1, 5%, tender 5/1/28 (b)	3,000,000	3,067,887
Tennessee Hsg. Dev. Agcy. Series 2015 A, 3.5% 7/1/45	130,000	128,673
Tennessee Hsg. Dev. Agcy. Residential Series 2021 3A, 3% 1/1/52	230,000	220,797
TOTAL TENNESSEE		46,274,960
Texas - 7.0%
Aledo Independent School District Series 2015, 0% 2/15/24	25,000	24,816
Andrews County Hosp. District Series 2021, 5% 3/15/26	1,430,000	1,478,894
Atascosa County Indl. Dev. Corp. Poll. Cont. Rev. Series 2020:
5% 12/15/23	450,000	450,218
5% 12/15/24	550,000	559,408
Austin Arpt. Sys. Rev.:
Series 2014, 5% 11/15/26 (d)	715,000	719,494
Series 2019:
5% 11/15/24 (d)	3,360,000	3,390,580
5% 11/15/25 (d)	3,230,000	3,298,263
Bexar County Gen. Oblig. Series 2014, 5% 6/15/25	960,000	970,310
Boerne Independent School District Bonds Series 2023, 3.125%, tender 2/1/27 (b)	660,000	655,292
Cameron County Tex Hsg. Fin. Corpm Bonds Series 2022, 3.5%, tender 12/1/23 (b)	3,000,000	3,000,000
Central Reg'l. Mobility Auth.:
Series 2016:
5% 1/1/24	75,000	75,084
5% 1/1/26	75,000	77,548
Series 2020 B:
5% 1/1/25	125,000	127,182
5% 1/1/26	125,000	129,247
Series 2020 F, 5% 1/1/25	7,540,000	7,600,157
Clear Creek Independent School District Bonds:
Series 2013 B, 3.6%, tender 8/15/25 (b)	5,785,000	5,794,353
Series 2021 B, 0.28%, tender 8/15/24 (b)	630,000	615,246
Clifton Higher Ed. Fin. Corp. Ed. Rev. Series 2022 A, 5% 8/15/26	475,000	487,303
Coastal Bend Health Facilities Dev. Corp. Series 2005 B2, 4.15%, tender 7/1/31 (Assured Guaranty Muni. Corp. Insured) (b)	4,900,000	4,900,000
Cypress-Fairbanks Independent School District Bonds Series 2015 B1, 0.28%, tender 8/15/24 (b)	4,285,000	4,184,649
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2020 A, 5% 11/1/24	225,000	228,602
Series 2021 B, 5% 11/1/24	3,500,000	3,556,036
Series 2023 B, 5% 11/1/25	5,000,000	5,179,487
Dallas Gen. Oblig. Series 2023 A:
5% 2/15/24	3,880,000	3,892,563
5% 2/15/25	1,170,000	1,195,989
5% 2/15/26	3,250,000	3,392,040
Dallas Hsg. Fin. Corp. Multi-family Hsg. Rev. Bonds Series 2023:
5%, tender 12/1/25 (b)	400,000	409,698
5%, tender 3/1/26 (b)	1,080,000	1,104,225
Dallas Tex Spl. Tax Rev. Bonds Series 2023, 6%, tender 8/15/28 (b)(e)	8,500,000	8,627,292
Denton Independent School District:
Bonds Series 2014 B:
2%, tender 8/1/24 (b)	500,000	494,456
2%, tender 8/1/24 (b)	100,000	99,211
Series 2016, 0% 8/15/25	35,000	33,176
East Downtown Redev. Auth. Series 2021:
5% 9/1/24	405,000	408,383
5% 9/1/26	300,000	308,106
El Paso Wtr. & Swr. Rev. Series 2017, 5% 3/1/30	1,000,000	1,063,245
Energy Acquisition Pub. Facility Corp. Series 2007, 5.5% 8/1/25	1,075,000	1,096,323
Forney Independent School District Series 2021 B, 5% 8/15/25	1,010,000	1,042,312
Fort Bend County Gen. Oblig. Series 2015 B, 5% 3/1/29	3,455,000	3,519,841
Fort Bend County Muni. Util. District Series 2021, 2% 4/1/24	750,000	744,207
Fort Bend Independent School District Bonds:
Series 2020 B, 0.875%, tender 8/1/25 (b)	3,135,000	2,995,494
Series 2021 B, 0.72%, tender 8/1/26 (b)	2,125,000	1,984,364
Series 2022 B, 3.65%, tender 8/1/24 (b)	4,000,000	3,999,147
Galveston Pub. Facility Corp. Multifamily Hsg. Rev. Bonds Series 2021, 0.47%, tender 8/1/24 (b)	3,000,000	2,925,286
Goose Creek Consolidated Independent School District Bonds Series 2021 B, 0.6%, tender 8/17/26 (b)	500,000	466,413
Hale Ctr. Ed. Facilities Corp. (Wayland Baptist Univ. Proj.) Series 2022, 5% 3/1/25	475,000	479,714
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
Bonds:
Series 2019 B:
5%, tender 10/1/24 (b)	5,000,000	5,053,705
5%, tender 12/1/24 (b)	3,345,000	3,389,459
Series 2020 A, 0.9%, tender 5/15/25 (b)	3,180,000	3,032,165
Series 2020 C2, 5%, tender 12/1/24 (b)	200,000	202,658
Series 2014 A, 5% 12/1/26	120,000	121,967
Series 2020 A, 4% 7/1/25	250,000	253,016
Harris County Health Facilities Dev. Corp. Rev.:
Series 2005 A4, 5.5%, tender 7/1/31 (Assured Guaranty Muni. Corp. Insured) (b)	4,825,000	4,825,000
Series A3, 4.49%, tender 7/1/31 (Assured Guaranty Muni. Corp. Insured) (b)	3,150,000	3,150,000
Houston Arpt. Sys. Rev.:
Series 2018 C, 5% 7/1/25 (d)	1,900,000	1,936,319
Series 2021 A:
5% 7/1/24 (d)	500,000	503,177
5% 7/1/26 (d)	1,250,000	1,292,124
Series 2023 A:
5% 7/1/26 (Assured Guaranty Muni. Corp. Insured) (d)	2,000,000	2,067,398
5% 7/1/28 (Assured Guaranty Muni. Corp. Insured) (d)	4,000,000	4,255,586
Houston Convention and Entertainment Facilities Dept. Hotel Occupancy Tax and Spl. Rev. Series 2021:
4% 9/1/24	250,000	250,917
4% 9/1/25	215,000	217,328
4% 9/1/26	275,000	281,097
Houston Hsg. Fin. Corp. Multi-family Hsg. Rev. Bonds Series 2023, 5%, tender 8/1/26 (b)	3,940,000	4,037,795
Houston Independent School District Bonds:
Series 2014 A2, 3.5%, tender 6/1/25 (b)	4,775,000	4,781,926
Series 2023 C, 4%, tender 6/1/25 (b)	8,765,000	8,840,930
Houston Util. Sys. Rev. Series 2016 B, 5% 11/15/25	1,750,000	1,816,309
Hsg. Synergy PFC Multifamily Hsg. Bonds (Villages of Westlake Apts.) Series 2022, 3.5%, tender 8/1/24 (b)	4,000,000	3,985,504
Katy Independent School District Bonds Series 2021 C, 1.5%, tender 8/15/24 (b)	2,500,000	2,464,918
Kilgore Independent School District Bonds Series 2022, 2%, tender 8/15/25 (b)	4,000,000	3,896,174
Klein Independent School District Series 2015 A, 5% 8/1/24	225,000	227,744
Leander Independent School District Series 2023 A, 0% 2/15/27	1,000,000	905,164
Love Field Arpt. Modernization Rev.:
Series 2017:
5% 11/1/24 (d)	750,000	757,371
5% 11/1/25 (d)	730,000	745,983
Series 2021:
5% 11/1/24 (d)	3,560,000	3,594,986
5% 11/1/25 (d)	4,005,000	4,089,722
5% 11/1/26 (d)	405,000	418,588
5% 11/1/27 (d)	415,000	434,601
Lower Colorado River Auth. Rev.:
(LCRA Transmission Servces Corp. Proj.) Series 2022, 5% 5/15/26	700,000	733,496
(LCRA Transmission Svcs. Corp. Proj.):
Series 2019, 5% 5/15/24	930,000	937,237
Series 2020, 5% 5/15/24	550,000	554,280
Series 2021, 5% 5/15/26	3,160,000	3,311,209
Series 2015 B, 5% 5/15/24	325,000	327,529
Series 2022:
5% 5/15/24 (Assured Guaranty Muni. Corp. Insured)	3,365,000	3,391,186
5% 5/15/25 (Assured Guaranty Muni. Corp. Insured)	1,435,000	1,474,182
Lubbock Elec. Lt. & Pwr. Sys. Rev. Series 2021, 5% 4/15/25	725,000	741,592
Magnolia Independent School District Series 2023, 5% 8/15/24	2,100,000	2,126,732
Mc Kinney Tex Series 2023 A:
5% 8/15/27 (f)	180,000	192,766
5% 8/15/28 (f)	350,000	381,592
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.) Series 2020 A, 4.9%, tender 2/1/24 (b)(d)	12,000,000	12,003,406
(Waste Mgmt., Inc. Proj.):
Series 2018, 0.000% x SIFMA Municipal Swap Index 4.185%, tender 12/7/23 (b)(c)(d)	3,425,000	3,404,176
Series 2020 A, 4.25%, tender 12/1/23 (b)(d)	4,500,000	4,500,000
Series 2020 B, 4.25%, tender 12/1/23 (b)(d)	3,300,000	3,300,000
(Waste Mgmt., INC. Proj.) Series 2023 A, 4.25%, tender 6/3/24 (b)	3,000,000	2,995,158
New Caney Independent School District Bonds Series 2018, 1.25%, tender 8/15/24 (b)	1,900,000	1,868,054
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A, 5% 4/1/26	55,000	56,813
North East Texas Independent School District:
Bonds Series 2023, 3.6%, tender 8/1/24 (b)	3,000,000	2,998,588
Series 2015, 3% 8/1/27	920,000	915,819
North Texas Tollway Auth. Rev.:
Series 2017 A:
5% 1/1/24	70,000	70,080
5% 1/1/26	65,000	65,058
Series 2019 B, 5% 1/1/25	325,000	331,816
Series 2020 A, 5% 1/1/25	265,000	270,162
Series 2021 B, 5% 1/1/26	695,000	722,015
Series 2022 B, 5% 1/1/24	2,000,000	2,002,752
Northside Independent School District:
Bonds:
Series 2020, 0.7%, tender 6/1/25 (b)	820,000	786,689
Series 2023 B, 3%, tender 8/1/26 (b)	5,250,000	5,180,843
Series 2019 B, 5% 2/15/24	1,470,000	1,474,704
Pecos Barstow Toyah Independent School District Series 2023:
5% 2/15/24	75,000	75,258
5% 2/15/25	1,250,000	1,277,766
Plainview Tex Independent School District Bonds Series 2020 B, 4%, tender 8/15/26 (b)	2,000,000	2,021,563
Port Arthur Series 2021:
5% 2/15/24	240,000	240,705
5% 2/15/24	195,000	195,573
Port of Houston Auth. Series 2023, 5% 10/1/26	955,000	1,005,159
Prosper Independent School District:
Bonds Series 2019 B, 4%, tender 8/15/26 (b)	2,900,000	2,938,724
Series 2015, 5% 2/15/24	250,000	250,859
San Antonio Arpt. Sys. Rev. Series 2019 A:
5% 7/1/25 (d)	400,000	407,646
5% 7/1/26 (d)	500,000	516,850
San Antonio Elec. & Gas Sys. Rev.:
Bonds:
Series 2018, SIFMA Municipal Swap Index + 0.870% 4.68%, tender 12/1/25 (b)(c)	4,065,000	4,057,571
Series 2022, 2%, tender 12/1/27 (b)	1,555,000	1,441,610
Series 2023, 3.65%, tender 12/1/26 (b)	4,000,000	3,965,566
Series 2016, 5% 2/1/25 (Escrowed to Maturity)	330,000	336,732
Series 2022, 5% 2/1/26	545,000	568,906
San Antonio Independent School District Series 2015, 5% 2/15/24	315,000	316,133
San Antonio Wtr. Sys. Rev. Bonds Series 2013 F, 1%, tender 11/1/26 (b)	3,000,000	2,698,482
Splendora Independent School District Series 2016 A, 5% 2/15/25	200,000	204,205
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Bonds (Baylor Scott & White Health Proj.) Series 2022 E, 5%, tender 5/15/26 (b)	2,030,000	2,099,726
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Series 2016 A:
5% 2/15/25	1,240,000	1,264,313
5% 2/15/26	35,000	36,348
Texas A&M Univ. Rev. Series 2021 A:
5% 5/15/24	1,350,000	1,361,228
5% 5/15/26	725,000	763,377
Texas Dept. of Hsg. & Cmnty. Affairs Residential Mtg. Rev. Series 2023 B, 6% 1/1/54	660,000	721,146
Texas Gen. Oblig.:
Series 2015, 5% 8/1/26 (d)	7,875,000	8,065,724
Series 2019:
4% 8/1/25 (d)	3,005,000	3,031,562
5% 8/1/25 (d)	2,805,000	2,874,607
Texas Muni. Gas Acquisition & Su Series 2023 B:
5.25% 1/1/25	895,000	903,895
5.25% 1/1/27	1,070,000	1,104,239
Texas Muni. Gas Acquisition And Supply Corp. Series 2021, 5% 12/15/23	3,450,000	3,450,495
Texas Muni. Pwr. Agcy. Rev. Series 2021, 3% 9/1/24 (Assured Guaranty Muni. Corp. Insured)	850,000	846,447
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Series 2015 C:
5% 8/15/24	205,000	206,830
5% 8/15/25	1,245,000	1,257,270
Texas Trans. Commission Hwy. Impt. Gen. Oblig. Bonds Series 2014 B, 0.65%, tender 4/1/26 (b)	3,750,000	3,453,390
Texas Trans. Commission State Hwy. Fund Rev. Series 2016 A, 5% 10/1/25	3,210,000	3,325,366
Univ. of Houston Univ. Revs. Series 2022 A, 5% 2/15/25	1,620,000	1,656,946
Waco Edl. Fin. Corp. Rev. Series 2021, 4% 3/1/25	400,000	403,187
Waco Gen. Oblig. Series 2022, 5% 2/1/26	2,065,000	2,152,494
TOTAL TEXAS		278,229,117
Utah - 0.4%
Salt Lake City Arpt. Rev.:
Series 2017 A, 5% 7/1/24 (d)	150,000	150,970
Series 2018 A, 5% 7/1/25 (d)	3,500,000	3,567,980
Series 2021 A, 5% 7/1/24 (d)	1,000,000	1,006,467
Series 2023 A:
5% 7/1/25 (d)	700,000	713,596
5% 7/1/26 (d)	1,100,000	1,135,154
5% 7/1/28 (d)	1,000,000	1,062,157
Utah County Hosp. Rev. Bonds:
Series 2018 B2, 5%, tender 8/1/24 (b)	4,760,000	4,771,093
Series 2020 B1, 5%, tender 8/1/24 (b)	1,515,000	1,530,407
Series 2020 B2, 5%, tender 8/1/26 (b)	2,430,000	2,529,658
Utah Infrastructure Agcy. Series 2021, 3% 10/15/24	500,000	492,300
Vineyard Redev. Agcy. Series 2021, 5% 5/1/24 (Assured Guaranty Muni. Corp. Insured)	675,000	679,664
TOTAL UTAH		17,639,446
Vermont - 0.1%
Vermont Student Assistant Corp. Ed. Ln. Rev.:
Series 2019 A, 5% 6/15/25 (d)	1,300,000	1,320,196
Series 2020 A, 5% 6/15/27 (d)	665,000	695,441
TOTAL VERMONT		2,015,637
Virginia - 2.0%
Alexandria Gen. Oblig. Series 2021 A, 5% 12/15/23	3,330,000	3,331,800
Arlington County IDA Hosp. Facilities Series 2020, 5% 7/1/24	425,000	428,256
Arlington County Indl. Dev. Auth. Multi-family Hsg. Rev. Series 2023 A, 5% 1/1/26	3,975,000	4,083,487
Charles City County Econ. Dev. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2003 A, 3.95%, tender 5/1/24 (b)(d)	2,250,000	2,244,166
Chesapeake Econ. Dev. Auth. Poll. Cont. Rev. (Virginia Elec. and Pwr. Compnay Proj.) Series 2008 A, 3.65%, tender 10/1/27 (b)	4,040,000	4,017,577
Chesterfield County Series 2015 B, 3% 1/1/26	5,000,000	4,983,074
Fredericksburg Econ. Dev. Auth. Rev. Series 2014, 5% 6/15/24	50,000	50,359
Gloucester County Indl. Dev. Auth. Bonds Series 2003 A, 3.95%, tender 5/1/24 (b)(d)	250,000	249,583
Halifax County Indl. Dev. Auth. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2010 A, 1.65%, tender 5/31/24 (b)	3,000,000	2,957,413
Loudoun County Gen. Oblig. Series 2020 B, 5% 12/1/25	305,000	317,335
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2008 B, 0.75%, tender 9/2/25 (b)	4,000,000	3,725,512
Norfolk Arpt. Auth.:
Series 2021 A:
4% 7/1/24	1,170,000	1,174,161
4% 7/1/25	1,000,000	1,011,604
Series 2021 B, 5% 7/1/24 (d)	400,000	402,655
Southampton County Indl. Bonds (PRTA-Virginia One, LLC Proj.) Series 2023, 4.875%, tender 12/12/24 (b)(d)	18,600,000	18,633,504
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016:
5% 6/15/24	25,000	25,179
5% 6/15/25	20,000	20,445
5% 6/15/26	35,000	36,335
Sussex County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds Series 2003 A, 3.95%, tender 5/1/24 (b)(d)	4,000,000	3,989,628
Virginia Hsg. Dev. Auth. Commonwealth Mtg. Rev. Bonds:
Series 2023 EI, 3.85%, tender 1/1/25 (b)(f)	5,000,000	5,000,900
Series 2023, 3.9%, tender 7/1/25 (b)(f)	6,000,000	6,005,173
Virginia Pub. Bldg. Auth. Pub. Facilities Rev.:
Series 2016 C:
5% 8/1/24 (d)	600,000	605,945
5% 8/1/25 (d)	1,000,000	1,025,954
Series 2019 B, 5% 8/1/25 (d)	1,200,000	1,231,145
Virginia Small Bus. Fing. A Bonds (Pure Salmon Virginia LLC Proj.) Series 2022, 5%, tender 11/15/24 (b)(d)	9,800,000	9,828,908
Wise County Indl. Dev. Auth. Waste & Sewage Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2010 A, 1.2%, tender 5/31/24 (b)	2,075,000	2,041,056
TOTAL VIRGINIA		77,421,154
Washington - 0.9%
King County Hsg. Auth. Rev.:
Series 2019, 4% 11/1/24	135,000	135,734
Series 2020, 3% 6/1/25	275,000	272,233
Series 2021, 3% 12/1/25	825,000	818,295
King County Swr. Rev. Bonds Series 2020 B, 0.875%, tender 1/1/26 (b)	4,925,000	4,508,542
King County Wash Hsg. Auth. Afford (Kirkland Heights Proj.):
Series 2023 A1, 5% 1/1/28	120,000	123,555
Series 2023 A2, 5% 1/1/28	65,000	68,038
Port of Seattle Rev.:
Series 2015 C:
5% 4/1/24 (d)	600,000	602,528
5% 4/1/25 (d)	2,000,000	2,022,885
Series 2016, 5% 2/1/25	290,000	295,882
Series 2019:
5% 4/1/24 (d)	400,000	401,685
5% 4/1/25 (d)	280,000	285,109
Series 2021 C:
5% 8/1/24 (d)	2,260,000	2,279,448
5% 8/1/25 (d)	390,000	399,171
5% 8/1/29 (d)	645,000	690,862
Series 2021, 5% 9/1/24 (d)	1,080,000	1,089,733
Series 2022 B:
5% 8/1/24 (d)	1,420,000	1,432,220
5% 8/1/25 (d)	1,335,000	1,366,393
5% 8/1/26 (d)	835,000	865,153
Seattle Hsg. Auth. Rev.:
(Juniper Apts. Proj.) Series 2023, 5% 6/1/27	650,000	674,119
(Northgate Plaza Proj.) Series 2021, 1% 6/1/26	1,740,000	1,613,829
Skagit County Wash Pub. Hosp. District Series 2016, 4% 12/1/26	1,300,000	1,293,985
Tacoma Elec. Sys. Rev. Series 2017:
5% 1/1/25	25,000	25,508
5% 1/1/26	35,000	36,389
Univ. of Washington Univ. Revs. Series 2020 C, 5% 4/1/26	1,000,000	1,044,347
Washington Gen. Oblig.:
Series 2015 E, 5% 7/1/25	2,230,000	2,278,521
Series 2016 B, 5% 7/1/25	1,075,000	1,109,034
Series R 2020 A, 5% 1/1/25	250,000	255,243
Washington Health Care Facilities Auth. Rev.:
(Virginia Mason Med. Ctr. Proj.) Series 2017:
5% 8/15/25	205,000	208,223
5% 8/15/26	115,000	117,742
5% 8/15/27	50,000	51,778
Series 2015 B, 5% 8/15/27	1,500,000	1,533,111
Series 2015:
5% 7/1/24	1,250,000	1,258,652
5% 7/1/27	1,250,000	1,273,883
Washington Hsg. Fin. Commission Series 2021 2N, 5% 6/1/25	945,000	967,511
Washington State Econ. Dev. Fin. Auth. Bonds Series 2022, 3.9%, tender 12/8/23 (b)(d)(e)	5,000,000	4,999,662
TOTAL WASHINGTON		36,399,003
West Virginia - 0.2%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds:
(Allegheny Metallurgical Proj.) Series 2023, 4.75%, tender 8/1/24 (b)(d)	5,700,000	5,712,579
(Appalachian Pwr. Co. Amos Proj.):
Series 2010 A, 0.625%, tender 12/15/25 (b)	2,000,000	1,824,421
Series 2015 A, 2.55%, tender 4/1/24 (b)	225,000	223,547
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2016 A, 5% 6/1/24	1,490,000	1,500,778
TOTAL WEST VIRGINIA		9,261,325
Wisconsin - 1.7%
Blue Ridge Healthcare Pub. Fin. Auth. Series 2020 A, 5% 1/1/25	300,000	304,031
Clayton Town Series 2021 B, 2% 6/1/26	2,000,000	1,895,733
Dunn County Gen. Oblig. Series 2021 A, 0.25% 10/1/24	1,155,000	1,110,751
Milwaukee County Arpt. Rev.:
Series 2014 A, 5% 12/1/27 (d)	1,975,000	1,975,000
Series 2016 A, 5% 12/1/23 (d)	585,000	585,000
Series 2019 B, 5% 12/1/23 (d)	1,200,000	1,200,000
Series 2023 A, 5% 12/1/24 (d)	700,000	708,349
Milwaukee Gen. Oblig.:
Series 2015 N2, 4% 3/15/24	2,545,000	2,545,390
Series 2018 N4, 5% 4/1/25	1,130,000	1,147,391
Series 2023 N3, 5% 4/1/24 (Assured Guaranty Muni. Corp. Insured)	3,000,000	3,013,813
PMA Levy & Aid Anticipation Nts Prog.:
Series 2023 A, 5% 6/28/24	7,600,000	7,661,062
Series 2023 B, 5% 9/25/24	2,000,000	2,022,142
Pub. Fin. Auth. Health Care Sys. Rev. Series 2023 A, 5% 10/1/24	2,375,000	2,409,039
Pub. Fin. Auth. Hosp. Rev.:
(Renown Reg'l. Med. Ctr. Proj.) Series 2015 A, 5% 6/1/24	2,000,000	2,010,869
Series 2020 A:
5% 6/1/24	675,000	678,668
5% 6/1/25	375,000	381,741
5% 6/1/26	515,000	529,675
Pub. Fin. Auth. Solid Waste Bonds (Waste Mgmt., Inc. Proj.) Series 2017 A2, 4.875%, tender 2/1/24 (b)(d)	14,900,000	14,906,259
Pub. Fin. Auth. Wis Pollutionc Bonds (Duke Energy Progress Proj.) Series 2022 A, 3.3%, tender 10/1/26 (b)	2,000,000	1,998,654
Racine County Gen. Oblig. Series 2023, 4.75% 4/1/24	2,210,000	2,211,239
Racine Unified School District Series 2021:
2% 4/1/24	475,000	471,633
2% 4/1/25	600,000	584,684
Wisconsin Gen. Oblig. Series 2022 A, 4.23% 5/1/25 (b)	3,000,000	2,980,699
Wisconsin Health & Edl. Facilities:
Bonds Series 2018 B, 5%, tender 1/29/25 (b)	355,000	360,429
Series 2014, 5% 5/1/26	800,000	803,399
Series 2018, 5% 4/1/26	195,000	202,890
Series 2019 A:
5% 12/1/23	35,000	35,000
5% 12/1/24	100,000	101,573
5% 12/1/25	125,000	128,636
5% 12/1/26	200,000	208,994
5% 11/15/28	285,000	310,314
Wisconsin Health & Edl. Facilities Auth. Series 2014 A:
5% 12/1/24	775,000	784,426
5% 12/1/26	2,175,000	2,201,198
Wisconsin Health & Edl. Facilities Auth. Rev.:
Bonds Series 2018 C3, 5%, tender 6/24/26 (b)	3,825,000	3,977,387
Series 2021 B:
4% 9/15/24	200,000	198,566
4% 9/15/26	220,000	214,119
Series 2022, 5% 10/1/25	3,635,000	3,743,402
Wisconsin Hsg. & Econ. Dev. Auth. Series 2021 C, 3% 9/1/52	310,000	297,632
Wisconsin Hsg. & Econ. Dev. Auth. Hsg. Rev. Bonds Series 2021 C:
0.61%, tender 5/1/24 (b)	150,000	147,440
0.81%, tender 5/1/25 (b)	200,000	191,711
TOTAL WISCONSIN		67,238,938
Wyoming - 0.1%
Laramie County Hosp. Rev. (Cheyenne Reg'l. Med. Ctr. Proj.) Series 2021, 4% 5/1/25	260,000	262,437
Sublette County Wyo Hosp. District Series 2023 A, 5% 6/15/26	2,000,000	2,001,610
Wyoming Cmnty. Dev. Auth. Hsg. Rev. Series 2022 1, 3.5% 6/1/52	1,390,000	1,355,801
TOTAL WYOMING		3,619,848
TOTAL MUNICIPAL BONDS (Cost $2,438,958,378)		2,419,463,635

Municipal Notes - 21.2%
	Principal Amount (a)	Value ($)
Alabama - 1.4%
Black Belt Energy Gas District Participating VRDN:
Series XF 30 73, 3.95% 12/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(g)(h)	6,800,000	6,800,000
Series ZL 03 96, 3.9% 12/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(g)(h)	2,395,000	2,395,000
Series ZL 03 97, 3.9% 12/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(g)(h)	2,400,000	2,400,000
Health Care Auth. for Baptist Health Series 2013 B, 4.9% 12/7/23, VRDN (b)	15,908,000	15,908,000
Southeast Energy Auth. Rev. Participating VRDN Series XG 04 10, 3.9% 12/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(g)(h)	4,200,000	4,200,000
Walker County Econ. & Indl. Dev. Auth. Solid Waste Disp. Rev. (Alabama Pwr. Co. Plant Gorgas Proj.):
Series 2007, 3.48% 12/1/23, VRDN (b)(d)	100,000	100,000
Series 2023, 3.58% 12/1/23, VRDN (b)(d)	700,000	700,000
West Jefferson Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Miller Plant Proj.) Series 2008, 3.48% 12/1/23, VRDN (b)(d)	18,580,000	18,580,000
Wilsonville Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Gaston Plant Proj.) Series 2008, 3.48% 12/1/23, VRDN (b)(d)	4,040,000	4,040,000
TOTAL ALABAMA		55,123,000
Alaska - 0.0%
Anchorage Gen. Oblig. TAN Series 2023, 4.25% 12/15/23	1,850,000	1,850,546
Arizona - 0.1%
Arizona St Indl. Dev. Auth. Multi Participating VRDN Series XF 31 74, 3.97% 12/7/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)	1,025,000	1,025,000
Mizuho Cap. Markets LLC Participating VRDN:
Series XF 30 93, 3.97% 12/7/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)	3,200,000	3,200,000
Series XF 30 94, 3.97% 12/7/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)	1,500,000	1,500,000
TOTAL ARIZONA		5,725,000
Arkansas - 0.1%
Lowell Ark Indl. Dev. Series 1996, 3.37% 12/7/23, VRDN (b)(d)	5,800,000	5,800,000
California - 1.9%
California Cmnty. Choice Fing. Auth. Clean Energy Proj. Rev. Participating VRDN Series XF 30 07, 3.95% 12/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(g)(h)	12,980,000	12,980,000
California Hsg. Fin. Agcy. Ltd. Obl Participating VRDN Series XF 31 27, 3.97% 12/7/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)	1,500,000	1,500,000
California Statewide Cmntys. Dev. Auth. Hosp. Rev. Series 2023, 4% tender 2/6/24, CP mode	3,500,000	3,502,522
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. Participating VRDN:
Series Floater MIZ 91 13, 4% 1/4/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)(i)	1,600,000	1,600,000
Series MIZ 91 21, 3.75% 12/1/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(d)(g)(h)	2,000,000	2,000,000
Series MIZ 91 22, 3.75% 12/1/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(d)(g)(h)	6,930,000	6,930,000
Los Angeles Cmnty. Redev. Agcy. Multi-family Hsg. Rev. Participating VRDN:
Series 2022 MIZ 90 89, 3.75% 12/1/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(d)(g)(h)	4,325,000	4,325,000
Series 2022 MIZ 90 90, 3.75% 12/1/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(d)(g)(h)	13,550,000	13,550,000
Mizuho Floater / Residual Trust V Participating VRDN Series Floater MIZ 90 97, 4% 12/7/23, LOC Mizuho Cap. Markets LLC (b)(g)(h)	1,500,000	1,500,000
Riverside County Gen. Oblig. TRAN Series 2023, 5% 6/28/24	3,000,000	3,035,730
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Participating VRDN Series 2022 XF 30 51, 3.9% 12/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)(g)(h)	5,200,000	5,200,000
San Francisco City & County Multi-family Hsg. Rev. Participating VRDN Series MIZ 91 15, 4% 1/4/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)(i)	12,800,000	12,800,000
Ubs Arps Tob Trust Participating VRDN Series 2023, 3.8% 12/7/23 (b)(g)(h)	5,962,000	5,962,000
TOTAL CALIFORNIA		74,885,252
Colorado - 0.1%
Colorado Edl. & Cultural Facilities Auth. Rev. (Mesivta of Greater Los Angeles Proj.) Series 2005, 3.95% 12/7/23, LOC Deutsche Bank AG, VRDN (b)	580,000	580,000
Colorado Health Facilities Auth. Rev. Bonds Participating VRDN:
Series XM 10 59, 3.9% 12/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	495,000	495,000
Series XM 10 61, 3.9% 12/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	1,400,000	1,400,000
Denver City & County Arpt. Rev. Participating VRDN:
Series Floaters XM 07 15, 3.9% 12/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)(g)(h)	600,000	600,000
Series XM 10 20, 3.9% 12/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)(g)(h)	2,200,000	2,200,000
TOTAL COLORADO		5,275,000
Connecticut - 0.6%
Connecticut Hsg. Fin. Auth. Series 2022 A4, 4.11% 12/7/23, VRDN (b)	10,000,000	9,965,942
Danbury Gen. Oblig. BAN Series 2023, 5% 1/24/24	5,000,000	5,010,253
Stratford Gen. Oblig. BAN Series 2023 B, 5% 1/30/24	7,500,000	7,510,691
TOTAL CONNECTICUT		22,486,886
Florida - 1.6%
Broward County School District TAN Series 2023, 5% 6/28/24	5,100,000	5,144,731
Cap. Trust Agcy. Edl. Facilities Rev. Participating VRDN Series XF 30 98, 3.97% 12/7/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)	1,400,000	1,400,000
Florida Ins. Assistance Interlo Series 2023 A2, 4.2% 12/7/23 (Liquidity Facility Florida Gen. Oblig.), VRDN (b)	12,300,000	12,300,000
Hillsborough County Aviation Auth. Rev. Participating VRDN Series XL 02 90, 3.9% 12/7/23 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(d)(g)(h)	4,300,000	4,300,000
Jacksonville Health Care Series 2023, 3.95% 4/10/24, CP	500,000	500,251
Jacksonville Health Care Facilities:
Series 2019 D, 3.6% 12/7/23, VRDN (b)	200,000	200,000
Series 2019 E, 3.6% 12/7/23, VRDN (b)	800,000	800,000
Lee Memorial Health Sys. Hosp. Rev. Series 2019 B, 4.07% 12/7/23, VRDN (b)	22,300,000	22,300,000
Miami Dade County Hsg. Multifamily Hsg. Rev. Participating VRDN Series Floater MIZ 90 87, 4% 1/4/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)(i)	920,000	920,000
Miami-Dade County Aviation Rev. Series 2023, 3.9% 1/10/24, LOC Bank of America NA, CP (d)	2,000,000	2,000,205
Miami-Dade County School District TAN Series 2023, 5% 6/18/24	9,800,000	9,882,944
Mizuho Cap. Markets LLC Participating VRDN Series XF 30 96, 3.97% 12/7/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)	3,855,000	3,855,000
TOTAL FLORIDA		63,603,131
Georgia - 0.7%
Atlanta Arpt. Rev. Series 2023 O, 4.05% 1/9/24, LOC JPMorgan Chase Bank, CP (d)	5,192,000	5,193,350
Bartow County Dev. Auth. (Georgia Pwr. Co. Plant Bowen Proj.) Series 2022:
3.58% 12/1/23, VRDN (b)(d)	2,800,000	2,800,000
3.6% 12/1/23, VRDN (b)(d)	5,350,000	5,350,000
Buford Hsg. Auth. Multifamily Participating VRDN Series XF 31 18, 3.97% 12/7/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)	1,600,000	1,600,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.) Series 2012, 3.58% 12/1/23, VRDN (b)(d)	400,000	400,000
Cobb County Hosp. Auth. Rev. Series 2006, 3.64% 12/7/23, LOC Royal Bank of Canada, VRDN (b)	5,000,000	5,000,000
Fulton County Gen. Oblig. TAN Series 2023, 5% 12/29/23	7,115,000	7,123,259
TOTAL GEORGIA		27,466,609
Hawaii - 0.1%
Hawaii Arpts. Sys. Rev. Participating VRDN:
Series XG 03 86, 3.9% 12/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)(g)(h)	2,200,000	2,200,000
Series XM 10 55, 3.9% 12/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)(g)(h)	1,800,000	1,800,000
TOTAL HAWAII		4,000,000
Idaho - 0.0%
Idaho Hsg. & Fin. Assoc. Single Family Mtg. Series A, 3.78% 12/7/23 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)	415,000	415,000
Illinois - 0.6%
Chicago Midway Arpt. Rev. Series 2023 A, 3.99% 1/3/24, LOC Bank of Montreal, CP (d)	1,390,000	1,390,034
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN Series XL 04 98, 3.9% 12/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(g)(h)	3,800,000	3,800,000
Illinois Edl. Facilities Auth. Rev.:
Series 1995, 3.7% 12/4/23, CP	9,600,000	9,600,232
Series 2023, 3.75% 12/4/23, CP	3,000,000	3,000,092
Illinois Fin. Auth. Edl. Facilities Rev. Participating VRDN Series XF 30 97, 3.97% 12/7/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)	4,080,000	4,080,000
Reg'l. Transn Auth. Extend Series 2005 B, 4.5% 12/7/23, VRDN (b)	640,000	640,000
TOTAL ILLINOIS		22,510,358
Indiana - 0.1%
Indiana Univ. Student Fee Revs. Series 2023, 3.87% 2/22/24, CP	4,035,000	4,035,843
Kansas - 0.3%
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.) Series 2007 A, 3.41% 12/7/23, VRDN (b)	5,000,000	5,000,000
Wichita Gen. Oblig. BAN Series 2023, 5% 10/15/24	5,000,000	5,061,092
TOTAL KANSAS		10,061,092
Kentucky - 0.7%
Kentucky Econ. Dev. Fin. Auth. (Catholic Health Initiatives Proj.) Series C, 3.8% 12/7/23, VRDN (b)	13,100,000	13,100,000
Meade County Indl. Bldg. Rev. (Nucor Steel Brandenburg Proj.):
Series 2020 A1, 4.2% 12/1/23, VRDN (b)(d)	6,820,000	6,820,000
Series 2020 B1, 4.2% 12/1/23, VRDN (b)(d)	7,000,000	7,000,000
TOTAL KENTUCKY		26,920,000
Louisiana - 0.6%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 A1, 3.66% 12/7/23, VRDN (b)	24,220,000	24,220,000
Maryland - 0.2%
Baltimore County Gen. Oblig. Participating VRDN Series 2022 032, 3.95% 1/11/24 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	1,600,000	1,600,000
Baltimore Proj. Rev. Bonds Series Floaters G 42, 3.8%, tender 1/2/24 (Liquidity Facility Royal Bank of Canada) (b)(g)(h)(i)	2,300,000	2,300,000
Integrace Obligated Group Participating VRDN Series 2022 024, 3.95% 1/11/24 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	3,700,000	3,700,000
TOTAL MARYLAND		7,600,000
Massachusetts - 0.4%
Boston Wtr. & Swr. Commission Rev. Series 2023 A, 3.9% 1/11/24, LOC TD Banknorth, NA, CP	1,500,000	1,500,334
Massachusetts Bay Trans. Auth.:
Series 2023 B:
3.7% 12/4/23, CP	6,600,000	6,600,159
3.9% 12/1/23, CP	4,500,000	4,500,047
Series 2023, 3.85% 12/13/23, CP	4,000,000	4,000,329
TOTAL MASSACHUSETTS		16,600,869
Michigan - 0.3%
Michigan Fin. Auth. Rev. RAN Series 2023 A1, 5% 7/22/24	5,000,000	5,047,869
St Joseph Hosp. Fa Hsp Rev. Series 2002, 3.57% 12/7/23 (Assured Guaranty Muni. Corp. Insured), VRDN (b)	7,020,000	7,020,000
TOTAL MICHIGAN		12,067,869
Minnesota - 0.2%
Rochester Health Care Facilities Rev. Series A, 3.25% 12/7/23, VRDN (b)	6,900,000	6,900,000
Univ. of Minnesota Gen. Oblig. Series 2023, 3.85% 12/5/23, CP	1,500,000	1,500,101
TOTAL MINNESOTA		8,400,101
Mississippi - 0.1%
Mississippi Bus. Fin. Corp. Rev. (Mississippi Pwr. Co. Proj.) Series 1999, 3.61% 12/1/23, VRDN (b)(d)	2,700,000	2,700,000
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Mississippi Pwr. Co. Proj.):
Series 1995, 3.5% 12/1/23, VRDN (b)(d)	1,100,000	1,100,000
Series 1998, 3.5% 12/1/23, VRDN (b)(d)	100,000	100,000
TOTAL MISSISSIPPI		3,900,000
Missouri - 0.3%
Kansas City Indl. Dev. Auth. Participating VRDN:
Series XL 03 3, 3.9% 12/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(g)(h)	4,900,000	4,900,000
Series XM 11 08, 3.65% 12/1/23 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(g)(h)	3,650,000	3,650,000
Mizuho Floater / Residual Trust V Participating VRDN Series Floater MIZ 91 53, 4% 1/4/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)	1,700,000	1,700,000
TOTAL MISSOURI		10,250,000
New Jersey - 1.5%
Clifton Gen. Oblig. BAN Series 2023, 5% 11/26/24	8,800,000	8,922,926
Essex County Impt. Auth. BAN (Essex County Family Court Bldg. Proj.) Series 2023, 5% 7/3/24	10,285,000	10,382,847
Hazlet Township NJ BAN Series 2023, 5% 11/8/24	4,000,000	4,051,259
Hudson County Impt. Auth. Rev. BAN (Local Unit Ln. Prog.) Series 2023 B1, 5% 7/24/24	3,000,000	3,028,338
Manasquan N J BAN Series 2023, 5% 10/3/24	2,400,000	2,427,110
New Jersey Edl. Facilities Auth. Rev. Series 2023 A, 4% 1/23/24, CP	13,000,000	13,003,546
New Jersey Trans. Trust Fund Auth. Participating VRDN:
Series XL 04 50, 3.9% 12/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	1,250,000	1,250,000
Series XM 10 47, 3.9% 12/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	1,300,000	1,300,000
Newark Gen. Oblig. BAN Series 2023 B, 5% 9/27/24	5,000,000	5,030,725
Ridgewood Gen. Oblig. BAN Series 2023 B, 5% 10/11/24	6,041,000	6,105,813
Trenton Gen. Oblig. BAN Series 2023, 6% 5/31/24	5,000,000	5,055,158
TOTAL NEW JERSEY		60,557,722
New Mexico - 0.0%
New Mexico St Hosp. Equip. Ln. Co. Participating VRDN Series 2022 034, 3.95% 1/11/24 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	2,025,000	2,025,000
New York - 1.5%
Albany City School District BAN Series 2023 B, 4.75% 6/27/24	3,400,000	3,422,760
Battery Park City Auth. Rev. Series 2019 D1, 3.55% 12/7/23 (Liquidity Facility TD Banknorth, NA), VRDN (b)	800,000	800,000
Cobleskill-Rchmndvl Central School District BAN Series 2023, 4.75% 6/21/24	3,500,000	3,520,953
Liberty Dev. Corp. Rev. Participating VRDN Series MS 1207, 3.95% 12/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(g)(h)	1,100,000	1,100,000
Lowville N Y BAN Series 2023 A, 4.625% 8/22/24	2,750,000	2,751,057
New York City Gen. Oblig. Series 2006, 5% 12/1/23 (Assured Guaranty Muni. Corp. Insured), VRDN (b)	5,000,000	5,000,000
New York Metropolitan Trans. Auth. Rev. Participating VRDN:
Series XF 13 21, 3.92% 12/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	1,095,000	1,095,000
Series XF 13 55, 3.92% 12/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	2,400,000	2,400,000
New York N Y City Transitional Participating VRDN Series XG 05 24, 3.63% 12/7/23 (Liquidity Facility Wells Fargo Bank NA) (b)(g)(h)	765,000	765,000
Palmyra-Macedon Central School District BAN Series 2023, 4.75% 6/13/24	2,330,000	2,345,012
RIB Floater Trust Various States Participating VRDN Series Floater 2022 007, 4.05% 1/11/24 (Liquidity Facility Barclays Bank PLC) (b)(d)(g)(h)	23,500,000	23,500,000
South Jefferson Central School District BAN Series 2023, 4% 2/9/24	1,970,000	1,970,121
Triborough Bridge & Tunnel Auth. BAN Series 2022 A, 5% 8/15/24	10,000,000	10,122,442
Village of Ilion BAN Series 2023, 5.125% 5/10/24	1,645,000	1,648,361
TOTAL NEW YORK		60,440,706
North Carolina - 0.2%
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. Series 2000 B, 3.96% 12/7/23, VRDN (b)(d)	9,100,000	9,100,000
North Dakota - 0.4%
Basin Elec. Pwr. Coop. Series 2023:
3.95% 1/2/24 (Liquidity Facility Nat'l. Rural Utils. Coop. Fin. Corp.), CP	1,000,000	1,000,215
4% 2/7/24 (Liquidity Facility Nat'l. Rural Utils. Coop. Fin. Corp.), CP	6,300,000	6,301,664
4.05% 1/4/24 (Liquidity Facility Nat'l. Rural Utils. Coop. Fin. Corp.), CP	6,650,000	6,650,496
TOTAL NORTH DAKOTA		13,952,375
Ohio - 0.5%
Allen County Hosp. Facilities Rev. Series 2012 B, 3.65% 12/7/23 (Liquidity Facility Ohio Gen. Oblig.), VRDN (b)	3,100,000	3,100,000
Ashland Gen. Oblig. BAN Series 2023, 4.875% 8/22/24	1,100,000	1,107,563
Elyria Gen. Oblig. BAN Series 2023, 4.5% 6/27/24	1,080,000	1,084,123
Hamilton Gen. Oblig. BAN Series 2022, 4% 12/28/23	2,145,000	2,145,370
Lake County Gen. Oblig. BAN Series 2023, 4% 12/28/23	1,850,000	1,850,298
Lorain County Gen. Oblig. BAN:
Series 2022 B, 4.5% 12/14/23	1,595,000	1,594,951
Series 2023 B, 5% 12/7/24 (f)	1,025,000	1,036,816
Ohio Hosp. Rev.:
Series 2013 B, 4.01% 12/7/23, VRDN (b)	4,995,000	4,995,000
Series 2021 B, 4.05% 12/1/23, VRDN (b)	3,000,000	3,000,000
TOTAL OHIO		19,914,121
Oklahoma - 0.2%
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Series 2020 B, 4.12% 12/7/26, VRDN (b)	7,175,000	7,175,000
Steele Duncan Plaza, LLC Participating VRDN Series MIZ 91 03, 4% 1/4/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)(i)	1,300,000	1,300,000
TOTAL OKLAHOMA		8,475,000
Oregon - 0.2%
Oregon St Dept. Trans. Rev. Series 2023, 3.87% 12/21/23, LOC Wells Fargo Bank NA, CP	6,269,000	6,270,062
Pennsylvania - 1.2%
Central Bradford Progress Auth. Rev. Series 2021 D, 4.18% 12/7/23, VRDN (b)	6,455,000	6,455,000
Montgomery County Higher Ed. & Health Auth. Rev. Series 2018 D, 4.11% 12/7/26, VRDN (b)	6,700,000	6,700,000
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. Series 2009 B, 4.55% 12/7/23, LOC MUFG Bank Ltd., VRDN (b)	5,000,000	5,000,000
Pennsylvania Tpk. Commission Tpk. Rev. Series 2023 B, 3.51% 12/7/23, LOC TD Banknorth, NA, VRDN (b)	6,500,000	6,500,000
Philadelphia Auth. for Indl. Dev. Series 2017 B, 4.12% 12/7/26, VRDN (b)	7,895,000	7,895,000
Philadelphia School District TRAN Series 2023 A, 5% 6/28/24	14,800,000	14,906,270
TOTAL PENNSYLVANIA		47,456,270
South Carolina - 0.2%
County Square Redev. Corp. BAN Series 2023, 5% 2/9/24	6,000,000	6,016,905
South Carolina Pub. Svc. Auth. Rev. Series 2023 B, 3.9% 2/1/24, LOC Barclays Bank PLC, CP	778,000	778,188
TOTAL SOUTH CAROLINA		6,795,093
Tennessee - 0.7%
Greeneville Health & Edl. Facilities Board Series 2018 B, 3.55% 12/7/23, LOC U.S. Bank NA, Cincinnati, VRDN (b)	800,000	800,000
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Series 2023 B1, 3.68% 12/28/23 (Liquidity Facility Bank of America NA), CP	11,600,000	11,599,744
Tennessee Gen. Oblig. Series 2023 A:
3.77% 12/6/23 (Liquidity Facility Tennessee Consldatd Retire Sys.), CP	1,225,000	1,225,011
3.85% 1/25/24 (Liquidity Facility Tennessee Consldatd Retire Sys.), CP	12,500,000	12,494,313
TOTAL TENNESSEE		26,119,068
Texas - 2.8%
Arlington Higher Ed. Fin. Corp. Participating VRDN Series 2021 MS 00 02, 4% 12/7/23 (b)(g)(h)	7,570,000	7,570,000
Brazos County Tex Hsg. Fin. Corp. M Participating VRDN Series XF 31 29, 3.97% 12/7/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)	1,300,000	1,300,000
Ep Machuca Lp Participating VRDN Series MIZ 91 04, 4% 1/4/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)(i)	1,900,000	1,900,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Series 2023 B1, 3.8% tender 2/1/24, CP mode	4,000,000	4,000,188
Harris County Gen. Oblig. Series 2023 K:
3.75% 2/7/24, LOC PNC Bank NA, CP	5,810,000	5,809,097
3.75% 2/7/24, LOC PNC Bank NA, CP	1,500,000	1,499,781
3.9% 2/7/24, LOC PNC Bank NA, CP	1,940,000	1,940,707
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Series 2023 A, 3.85% 1/3/24, CP	4,850,000	4,850,124
Houston Higher Ed. Fing. Corp. Series 2023:
3.88% 1/16/24, CP	6,095,000	6,096,523
4% 2/1/24, CP	1,540,000	1,540,762
Mizuho Floater / Residual Trust V Participating VRDN:
Series Floater MIZ 91 50, 4% 1/4/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)(i)	7,950,000	7,950,000
Series MIZ 91 24, 4% 1/4/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)(i)	11,100,000	11,100,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 3.9% 12/1/23, VRDN (b)	3,600,000	3,600,000
Series 2004, 4.09% 12/7/23, VRDN (b)(d)	27,215,000	27,215,000
Series 2010 C, 3.9% 12/1/23, VRDN (b)	2,900,000	2,900,000
Series 2010 D, 4.01% 12/7/23, VRDN (b)	1,200,000	1,200,000
San Antonio Elec. & Gas Sys. Rev. Series 2023, 3.7% 1/26/24 (Liquidity Facility Bank of America NA), CP	10,000,000	9,998,681
San Antonio Wtr. Sys. Rev. Participating VRDN Series XF 14 47, 3.63% 12/7/23 (Liquidity Facility Bank of America NA) (b)(g)(h)	2,000,000	2,000,000
Texas A&M Univ. Rev. Series 2023 B, 3.6% 12/5/23, CP	6,919,000	6,919,117
TOTAL TEXAS		109,389,980
Utah - 0.1%
Salt Lake City Arpt. Rev. Participating VRDN Series XM 11 07, 3.65% 12/1/23 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(g)(h)	2,495,000	2,495,000
Virginia - 0.1%
Lynchburg Econ. Dev. Participating VRDN Series XL 00 75, 3.9% 12/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	2,955,000	2,955,000
Nat'l. Sr. Campuses Participating VRDN Series 2022 028, 3.95% 1/11/24 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	2,600,000	2,600,000
TOTAL VIRGINIA		5,555,000
Washington - 0.1%
Washington Econ. Dev. Fin. Auth. Rev. Participating VRDN Series Floaters 005, 3.95% 1/11/24 (Liquidity Facility Barclays Bank PLC) (b)(d)(g)(h)	4,900,000	4,900,000
West Virginia - 0.1%
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2018 E, 4.07% 12/7/26, VRDN (b)	3,195,000	3,195,000
Wisconsin - 0.7%
Kestrel Heights Facilities, Ll Participating VRDN Series XF 30 95, 3.97% 12/7/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)	2,800,000	2,800,000
Pub. Fin. Auth. Ed. Rev. Mountain Island Charter School Participating VRDN Series XF 30 99, 3.97% 12/7/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)	2,900,000	2,900,000
Waushara County Wis BAN Series 2023 A, 4.75% 12/1/23	6,100,000	6,100,000
Wisconsin Health & Edl. Facilities Series 2020 C, 4.96% 12/7/26, VRDN (b)	11,250,000	11,250,000
Wisconsin Health & Edl. Facilities Auth. Rev. Series 2022 A, 4.96% 12/7/23, VRDN (b)	2,000,000	2,000,000
Wisconsin Hsg. and Econ. Dev. Auth. Home Ownership Rev. Series 2004 E, 3.2% 12/7/23 (Liquidity Facility Fed. Home Ln. Bank Chicago), VRDN (b)(d)	3,460,000	3,460,000
TOTAL WISCONSIN		28,510,000
Wyoming - 0.3%
Lincoln County Envir. (PacifiCorp Proj.) Series 1995, 5.6% 12/7/23, VRDN (b)(d)	7,200,000	7,200,000
Lincoln County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 5.5% 12/6/23, VRDN (b)	700,000	700,000
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 5.5% 12/6/23, VRDN (b)	3,300,000	3,300,000
TOTAL WYOMING		11,200,000
TOTAL MUNICIPAL NOTES (Cost $839,418,403)		839,546,953

Municipal Bond Funds - 5.0%
	Shares	Value ($)
JPMorgan Ultra-Short Municipal Income ETF (Cost $198,452,961)	3,918,298	198,814,441

Short-Term Funds - 7.5%
	Shares	Value ($)
Federated Hermes Municipal Ultrashort Fund Institutional Shares	6,222,339	61,850,050
Vanguard Short-Term Tax-Exempt Fund Admiral Shares	15,104,351	237,138,276
TOTAL SHORT-TERM FUNDS (Cost $303,142,604)		298,988,326

Money Market Funds - 5.9%
	Principal Amount (a)	Value ($)
Fidelity Investments Money Market Government Portfolio Institutional Class 5.28% (j)(k)	145,710,148	145,710,148
Fidelity Municipal Cash Central Fund 3.41% (l)(m)	12,974,405	12,977,000
Fidelity SAI Municipal Money Market Fund 3.56% (j)(k)	70,482,890	70,511,084
State Street Institutional U.S. Government Money Market Fund Premier Class 5.31% (j)	3,985,222	3,985,222
TOTAL MONEY MARKET FUNDS (Cost $233,147,963)		233,183,454

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $4,013,120,309)	3,989,996,809
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(23,302,018)
NET ASSETS - 100.0%	3,966,694,791

Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
ETF	-	EXCHANGE-TRADED FUND
RAN	-	REVENUE ANTICIPATION NOTE
TAN	-	TAX ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $88,153,356 or 2.2% of net assets.

(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Provides evidence of ownership in one or more underlying municipal bonds.
(h)	Coupon rates are determined by re-marketing agents based on current market conditions.
(i)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $39,870,000 or 1.0% of net assets.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(k)	Affiliated Fund
(l)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(m)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Baltimore Proj. Rev. Bonds Series Floaters G 42, 3.8%, tender 1/2/24 (Liquidity Facility Royal Bank of Canada)	6/30/23	2,300,000

California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. Participating VRDN Series Floater MIZ 91 13, 4% 1/4/24 (Liquidity Facility Mizuho Cap. Markets LLC)	11/16/22	1,600,000

Ep Machuca Lp Participating VRDN Series MIZ 91 04, 4% 1/4/24 (Liquidity Facility Mizuho Cap. Markets LLC)	8/05/22	1,900,000

Miami Dade County Hsg. Multifamily Hsg. Rev. Participating VRDN Series Floater MIZ 90 87, 4% 1/4/24 (Liquidity Facility Mizuho Cap. Markets LLC)	1/27/22	920,000

Mizuho Floater / Residual Trust V Participating VRDN Series Floater MIZ 91 50, 4% 1/4/24 (Liquidity Facility Mizuho Cap. Markets LLC)	8/01/23	7,950,000

Mizuho Floater / Residual Trust V Participating VRDN Series MIZ 91 24, 4% 1/4/24 (Liquidity Facility Mizuho Cap. Markets LLC)	1/27/23	11,100,000

San Francisco City & County Multi-family Hsg. Rev. Participating VRDN Series MIZ 91 15, 4% 1/4/24 (Liquidity Facility Mizuho Cap. Markets LLC)	12/19/22 - 1/30/23	12,800,000

Steele Duncan Plaza, LLC Participating VRDN Series MIZ 91 03, 4% 1/4/24 (Liquidity Facility Mizuho Cap. Markets LLC)	8/11/22	1,300,000

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund 3.41%	29,067,000	230,489,000	246,579,000	392,449	-	-	12,977,000	0.6%
Total	29,067,000	230,489,000	246,579,000	392,449	-	-	12,977,000

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Investments Money Market Government Portfolio Institutional Class 5.28%	190,771,386	237,901,712	282,962,950	5,302,168	-	-	145,710,148
Fidelity SAI Municipal Money Market Fund 3.56%	156,886,839	10,240,258	96,619,980	2,086,947	23,184	(19,217)	70,511,084
	347,658,225	248,141,970	379,582,930	7,389,115	23,184	(19,217)	216,221,232

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.
Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities	3,259,010,588	-	3,259,010,588	-

Municipal Bond Funds	198,814,441	198,814,441	-	-

Short-Term Funds	298,988,326	298,988,326	-	-

Money Market Funds	233,183,454	233,183,454	-	-
Total Investments in Securities:	3,989,996,809	730,986,221	3,259,010,588	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		November 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $3,783,957,568)	$3,760,798,578
Fidelity Central Funds (cost $12,976,873)	12,977,000
Other affiliated issuers (cost $216,185,868)	216,221,231

Total Investment in Securities (cost $4,013,120,309)		$3,989,996,809
Cash		4,148,710
Receivable for investments sold		15,498,588
Receivable for fund shares sold		2,823,813
Dividends receivable		122,430
Interest receivable		34,831,160
Distributions receivable from Fidelity Central Funds		32,332
Prepaid expenses		3,585
Other receivables		4,672
Total assets		4,047,462,099
Liabilities
Payable for investments purchased
Regular delivery	$22,405,515
Delayed delivery	42,811,682
Payable for fund shares redeemed	4,898,667
Distributions payable	10,423,076
Accrued management fee	186,737
Other payables and accrued expenses	41,631
Total Liabilities		80,767,308
Net Assets		$3,966,694,791
Net Assets consist of:
Paid in capital		$4,004,704,640
Total accumulated earnings (loss)		(38,009,849)
Net Assets		$3,966,694,791
Net Asset Value, offering price and redemption price per share ($3,966,694,791 ÷ 397,892,582 shares)		$9.97

Statement of Operations
		Six months ended November 30, 2023 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$7,594,166
Affiliated issuers		7,389,115
Interest		49,193,870
Income from Fidelity Central Funds		392,449
Total Income		64,569,600
Expenses
Management fee	$6,397,382
Custodian fees and expenses	19,204
Independent trustees' fees and expenses	12,376
Registration fees	18,210
Audit	31,790
Legal	3,491
Miscellaneous	10,610
Total expenses before reductions	6,493,063
Expense reductions	(5,135,349)
Total expenses after reductions		1,357,714
Net Investment income (loss)		63,211,886
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(1,379,554)
Affiliated issuers	23,184
Total net realized gain (loss)		(1,356,370)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	22,151,215
Affiliated issuers	(19,217)
Total change in net unrealized appreciation (depreciation)		22,131,998
Net gain (loss)		20,775,628
Net increase (decrease) in net assets resulting from operations		$83,987,514
Statement of Changes in Net Assets

	Six months ended November 30, 2023 (Unaudited)	Year ended May 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$63,211,886	$81,001,968
Net realized gain (loss)	(1,356,370)	(4,673,013)
Change in net unrealized appreciation (depreciation)	22,131,998	1,290,698
Net increase (decrease) in net assets resulting from operations	83,987,514	77,619,653
Distributions to shareholders	(62,960,410)	(80,814,554)

Share transactions
Proceeds from sales of shares	563,662,631	1,807,729,207
Reinvestment of distributions	12,088	16,099
Cost of shares redeemed	(729,709,520)	(2,252,260,067)

Net increase (decrease) in net assets resulting from share transactions	(166,034,801)	(444,514,761)
Total increase (decrease) in net assets	(145,007,697)	(447,709,662)

Net Assets
Beginning of period	4,111,702,488	4,559,412,150
End of period	$3,966,694,791	$4,111,702,488

Other Information
Shares
Sold	56,810,622	182,390,011
Issued in reinvestment of distributions	1,218	1,624
Redeemed	(73,606,877)	(227,349,965)
Net increase (decrease)	(16,795,037)	(44,958,330)

Financial Highlights
Strategic Advisers® Tax-Sensitive Short Duration Fund

	Six months ended (Unaudited) November 30, 2023	Years ended May 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$9.92	$9.92	$10.05	$10.02	$10.03	$9.99
Income from Investment Operations
Net investment income (loss) A,B	.153	.190	.044	.067	.159	.174
Net realized and unrealized gain (loss)	.050	.001 C	(.130)	.034	(.006)	.042
Total from investment operations	.203	.191	(.086)	.101	.153	.216
Distributions from net investment income	(.153)	(.191)	(.044)	(.070)	(.159)	(.173)
Distributions from net realized gain	-	-	-	(.001)	(.004)	(.003)
Total distributions	(.153)	(.191)	(.044)	(.071)	(.163)	(.176)
Net asset value, end of period	$9.97	$9.92	$9.92	$10.05	$10.02	$10.03
Total Return D,E	2.06%	1.94%	(.85)%	1.01%	1.53%	2.19%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.32% H	.32%	.32%	.33%	.34%	.37%
Expenses net of fee waivers, if any	.07% H	.07%	.07%	.08%	.09%	.12%
Expenses net of all reductions	.07% H	.07%	.07%	.08%	.09%	.12%
Net investment income (loss)	3.09% H	1.92%	.44%	.66%	1.59%	1.74%
Supplemental Data
Net assets, end of period (000 omitted)	$3,966,695	$4,111,702	$4,559,412	$5,389,558	$3,368,491	$3,415,877
Portfolio turnover rate I	77% H	80%	53%	86%	81%	57%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements (Unaudited)
For the period ended November 30, 2023

1. Organization.
Strategic Advisers Tax-Sensitive Short Duration Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to certain managed account clients of Strategic Advisers LLC (Strategic Advisers), an affiliate of Fidelity Management & Research Company LLC (FMR).
2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2023 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost.  Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Strategic Advisers Tax-Sensitive Short Duration Fund	$4,672

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$4,472,444
Gross unrealized depreciation	(27,526,308)
Net unrealized appreciation (depreciation)	$(23,053,864)
Tax cost	$4,013,050,673

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(4,037,086)
Long-term	(9,579,198)
Total capital loss carryforward	$(13,616,284)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
3. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Strategic Advisers Tax-Sensitive Short Duration Fund	1,229,381,409	1,324,325,711

4. Fees and Other Transactions with Affiliates.
Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month to the aggregate of the fee rates, payable monthly by the investment adviser, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed .55% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .31% of the Fund's average net assets.

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Sub-Advisers. FIAM LLC (an affiliate of the investment adviser), T. Rowe Price Associates, Inc. and Allspring Global Investments, LLC each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid as described in the Management Fee note.

Interfund Trades. Funds may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Strategic Advisers Tax-Sensitive Short Duration Fund	20,613,964	3,184,513	(7,482)

5. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Strategic Advisers Tax-Sensitive Short Duration Fund	$3,432

7. Expense Reductions.
The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2026. During the period, this waiver reduced the Fund's management fee by $5,117,682.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $17,667.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

Funds do not invest in underlying mutual funds for the purpose of exercising management or control; however, investments by funds within their principal investment strategies may represent a significant portion of the underlying mutual fund's net assets. At the end of the period, certain Funds were the owners of record of 10% or more of the total outstanding shares of the following underlying mutual funds as shown below.

Fund	Strategic Advisers Tax-Sensitive Short Duration Fund
Fidelity SAI Municipal Money Market Fund	100%
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2023 to November 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value June 1, 2023	Ending Account Value November 30, 2023	Expenses Paid During Period- C June 1, 2023 to November 30, 2023

Strategic Advisers® Tax-Sensitive Short Duration Fund	.07%
Actual		$ 1,000	$ 1,020.60	$ .35
Hypothetical-B		$ 1,000	$ 1,024.65	$ .35

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Amended Sub-Advisory Agreement
Strategic Advisers Tax-Sensitive Short Duration Fund

In June 2023, the Board of Trustees, including the Independent Trustees (together, the Board) voted to approve amendments to the fee schedules for two investment mandates in the existing sub-advisory agreement among Strategic Advisers, FIAM LLC (the Sub-Adviser), and Fidelity Rutland Square Trust II (Trust) on behalf of the fund (Amended Sub-Advisory Agreement). The Board noted that the updated fee schedule in the Amended Sub-Advisory Agreement became effective as of April 1, 2023 and will result in the same or lower fees at all asset levels. The Board also noted that no other material contract terms are impacted by the Amended Sub-Advisory Agreement. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.
In considering whether to approve the Amended Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Amended Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. The Board's decision to approve the Amended Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. In addition, individual Trustees did not necessarily attribute the same weight or importance to each factor.
Nature, Extent, and Quality of Services Provided.  The Board considered the backgrounds of the investment personnel that provide services to the fund, the fund's investment objective, strategies and related investment philosophy, the current sub-adviser line-up, and the structure of the investment personnel compensation programs and whether such structure provides appropriate incentives to act in the best interests of the fund in connection with its annual renewal of the fund's management contract, sub-advisory agreements and sub-subadvisory agreements at its September 2022 meeting. The Board considered the detailed information provided by Strategic Advisers and the Sub-Adviser with respect to the fund and the other funds it sub-advises in the June 2023 annual contract renewal materials.
The Board noted that it had approved the existing sub-advisory agreement with the Sub-Adviser at its September 2022 meeting and that the Amended Sub-Advisory Agreement will not result in any changes to: (i) the nature, extent and quality of the sub-advisory services provided; (ii) the investment process or strategies employed in the management of the fund's assets; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management.
Investment Performance. The Board did not consider performance to be a material factor in its decision to approve the Amended Sub-Advisory Agreement because the approval of the Amended Sub-Advisory Agreement will not result in any changes (i) to the fund's investment processes or strategies; or (ii) in the persons primarily responsible for the day-to-day management of the fund.
Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Amended Sub-Advisory Agreement should continue to benefit the fund's shareholders.
Competitiveness of Management Fee and Total Fund Expenses.  The Board noted that the Amended Sub-Advisory Agreement will not result in changes to the maximum aggregate annual management fee payable by the fund or Strategic Advisers' portion of the management fee. The Board considered Strategic Advisers' contractual agreement to waive its portion of the fund's management fee.
The Board also considered that the Amended Sub-Advisory Agreement is expected to result in a decrease in the total management fee rate of the fund.  Based on its review, the Board concluded that the fund's management fee structure and projected total expenses bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.
Costs of the Services and Profitability.  Because the Amended Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund or Strategic Advisers' portion of the management fee, the Board did not consider the costs of services and profitability to be significant factors in its decision to approve the Amended Sub-Advisory Agreement.
Potential Fall-Out Benefits.  The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, as well as information regarding potential fall-out benefits accruing to each sub-adviser, if any, as a result of its relationship with the fund, during its annual renewal of the fund's management contract, sub-advisory agreements, and sub-subadvisory agreements. The Board considered Strategic Advisers' representation that it does not anticipate that the approval of the Amended Sub-Advisory Agreement will have a significant impact on the profitability of, or potential fall-out benefits to, Strategic Advisers or its affiliates.
Possible Economies of Scale.  The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's management contract, sub-advisory agreements, and sub-subadvisory agreements. The Board noted that the Amended Sub-Advisory Agreement will continue to provide for breakpoints with respect to the mandates that have the potential to reduce sub-advisory fees paid to the sub-adviser as assets allocated to the sub-adviser grow. The Board also noted that it did not consider the possible realization of economies of scale to be a significant factor in its decision to approve the Amended Sub-Advisory Agreement because the fund is not expected to bear any additional expenses as a result of the Amended Sub-Advisory Agreement.
Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the Amended Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered and that the Amended Sub-Advisory Agreement is in the best interests of the fund and its shareholders and should be approved. In addition, the Board concluded that the approval of the Amended Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Board Approval of Investment Advisory Contracts and Management Fees
Strategic Advisers Tax-Sensitive Short Duration Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Strategic Advisers LLC (Strategic Advisers), the sub-advisory agreements with Allspring Global Investments, LLC, FIAM LLC, and T. Rowe Price Associates, Inc. (each a Sub-Adviser and collectively, the Sub-Advisers) (collectively, the Sub-Advisory Agreements), and the sub-sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Japan) Limited, and Fidelity Management & Research (Hong Kong) Limited (collectively, the Sub-Sub-Advisory Agreements and, together with the management contract and the Sub-Advisory Agreements, the Advisory Contracts) for the fund. Strategic Advisers and the Sub-Advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets at least four times per year and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The full Board or the Independent Trustees, as appropriate, act on all major matters; however, a portion of the activities of the Board (including certain of those described herein) may be conducted through standing committees that have been established by the Board. The Board, acting directly and through its committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts.
At its September 2023 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts.
In reaching its determination to renew the fund's Advisory Contracts, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expenses; (iii) the total costs of the services provided by and the profits, if any, realized by Strategic Advisers from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows and whether any economies of scale are appropriately shared with fund shareholders. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board throughout the year.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders. In addition, the Board concluded that the renewal of each Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees charged under the Advisory Contracts bear a reasonable relationship to the services rendered.
Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the Investment Advisers, including the backgrounds of the fund's investment personnel and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Strategic Advisers' investment operations and investment groups. The Board considered the structure of each Investment Adviser's investment personnel compensation program and whether such structures provide appropriate incentives to act in the best interests of the fund.

The Trustees also discussed with representatives of Strategic Advisers, at meetings throughout the year, Strategic Advisers' role in, among other things, (i) setting, implementing and monitoring the investment strategies for the funds; (ii) identifying and recommending sub-advisers for the funds; (iii) overseeing compliance with federal securities laws by each sub-adviser with respect to the portion of fund assets allocated to the sub-adviser; (iv) monitoring and overseeing the performance and investment capabilities of each sub-adviser; and (v) recommending the replacement of a sub-adviser as appropriate. The Trustees considered that the Board had received from Strategic Advisers substantial information and periodic reports about Strategic Advisers' sub-adviser oversight and due diligence processes, as well as periodic reports regarding the performance of each sub-adviser.
The Board also considered the nature, extent and quality of services provided by each Sub-Adviser. The Trustees noted that under the Sub-Advisory Agreements subject to oversight by Strategic Advisers, each Sub-Adviser is responsible for, among other things, identifying investments for the portion of fund assets allocated to the Sub-Adviser, if any, and executing portfolio transactions to implement its investment strategy. In addition, the Trustees noted that each Sub-Adviser is responsible for providing such reporting as may be requested from Strategic Advisers to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staffs, their use of technology, and the Investment Advisers' approach to managing and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and/or fundamental analysis. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources and global compliance infrastructure, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of administrative and shareholder services performed by Strategic Advisers and its affiliates under the management contract and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, including sub-advisers, custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.
Investment Performance. In connection with the renewal of the Advisory Contracts, the Board considered annualized return information for the fund over different time periods, measured against an appropriate securities market index (benchmark index) and a peer group of mutual funds with similar objectives (peer group).
The Board considered discussions that occur at Board meetings throughout the year with representatives of Strategic Advisers about fund investment performance and the performance of each Sub-Adviser as part of regularly scheduled fund reviews and other reports to the Board on fund performance, taking into account various factors including general market conditions. The Board also considered information about performance attribution. In its discussions with representatives of Strategic Advisers regarding fund performance, the Board gave particular attention to information indicating underperformance of certain funds over different time periods and discussed with Strategic Advisers the reasons for any such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with the fund's performance notwithstanding that it lags its benchmark index peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Fund Expenses. The Board considered the amount and nature of fees paid to the Investment Advisers. The Board also considered information comparing the management fees and total expenses of the fund to those of other registered investment companies with investment objectives similar to those of the fund, as discussed below. The Board also noted Strategic Advisers' proposal to extend the management fee waiver and considered the fund's contractual maximum aggregate annual management fee rate. In considering the fund's management fee and management fee waiver and comparisons to other registered investment companies with investment objectives similar to those of the fund, the Board noted that shares of the fund are offered only to clients that participate in the Fidelity Portfolio Advisory Service managed account program. In its review of the fund's total expenses, the Board considered the fund's management fee rate as well as other fund expenses, as applicable, such as expenses from holding Fidelity and non-Fidelity mutual funds and ETFs, pricing and bookkeeping fees, and custodial, legal, and audit fees.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Strategic Advisers funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); and (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group").
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for the 12-month period ended December 31, 2022 and below the competitive median of the asset size peer group for the 12-month period ended December 31, 2022. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the similar sales load structure group for the 12-month period ended December 31, 2022.
Fees Charged to Other Clients. The Board also considered fee structures paid by the Investment Advisers' other clients, such as other funds advised or subadvised by the Investment Advisers, pension plan clients, and other institutional clients with similar investment mandates.
Based on its review, the Board concluded that the fund's management fee bears a reasonable relationship to the services rendered. Further, based on its review of the total expense ratios and fees charged to other clients of Strategic Advisers or its affiliates and each Sub-Adviser, the Board concluded that the total expenses of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered information regarding the revenues earned and the expenses incurred by Strategic Advisers and its affiliates in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.
On an annual basis, Strategic Advisers presents to the Board information about the profitability of its relationships with the fund. Strategic Advisers calculates profitability information for the fund using a series of detailed revenue and cost allocation methodologies. The Board reviews any significant changes from the prior year's methodologies. Strategic Advisers noted that, to the extent possible, it employs the same corporate reporting of revenues and expenses as those used by other Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.
The Board considered the costs of the services provided by and the profits realized, if any, by Strategic Advisers and its affiliates in connection with the operation of the fund and was satisfied that the profitability was not excessive.
The Board also considered information regarding the profitability of the Sub-Advisers' respective relationships with the fund and the potential fall-out benefits, if any, that may accrue to the Sub-Advisers as a result of their respective relationships with the fund. The Board noted the difficulty in evaluating a Sub-Adviser's costs and the profitability of a Sub-Advisory Agreement to a Sub-Adviser because of, among other things, differences in the type and content of information provided by each Sub-Adviser due to differences in business models, cost accounting methods, and profitability calculation methodologies among the Sub-Advisers. Accordingly, the Board considered profitability information provided by the Sub-Advisers in light of the nature of the relationships between Strategic Advisers and the Sub-Advisers with respect to the negotiation of sub-advisory fees.

Possible Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Strategic Advisers funds, whether the Strategic Advisers funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board considered that the fund's Sub-Advisory Agreements provide for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees under such contracts would accrue directly to the fund. The Board also took Strategic Advisers' management fee waiver into consideration.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements bear a reasonable relationship to the services rendered and that the fund's Advisory Contracts should be renewed because each agreement is in the best interests of the fund and its shareholders. In addition, the Board concluded that the renewal of each Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

1.9885905.105
TSS-SANN-0124
Strategic Advisers® Fidelity® U.S. Total Stock Fund

Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public

Semi-Annual Report
November 30, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary November 30, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)
(excluding cash equivalents)
Fidelity SAI U.S. Quality Index Fund	12.4
Fidelity Growth Company Fund	10.9
Fidelity Contrafund	6.7
Fidelity Magellan Fund	6.6
Fidelity SAI U.S. Low Volatility Index Fund	4.3
Microsoft Corp.	2.3
Fidelity Blue Chip Growth Fund	2.2
Fidelity Extended Market Index Fund	1.9
Apple, Inc.	1.4
Fidelity Small Cap Index Fund	1.4
50.1

Asset Allocation (% of Fund's net assets)

Futures - 0.5%

Asset Allocation of funds in the pie chart reflect the categorizations of the asset as defined by Morningstar as of the reporting date.

Schedule of Investments November 30, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 47.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 0.2%
AT&T, Inc.	7,614,711	126,175,761
Cellnex Telecom SA (a)	535,500	20,444,608
Cogent Communications Group, Inc.	58,730	3,750,498
EchoStar Holding Corp. Class A (b)	25,621	268,252
GCI Liberty, Inc. Class A (c)	206,400	2
Liberty Global Ltd. Class C (d)	340,800	5,739,072
Lumen Technologies, Inc. (b)	160,000	209,600
Verizon Communications, Inc.	795,703	30,499,296
		187,087,089
Entertainment - 0.6%
Electronic Arts, Inc.	213,143	29,415,865
IMAX Corp. (b)	669,850	10,684,108
International Games Systems Co. Ltd.	229,000	4,857,753
Liberty Media Corp. Liberty Formula One:
Class A	6,500	372,645
Class C	98,700	6,283,242
Liberty Media Corp. Liberty Live Series A	18,400	606,280
Netflix, Inc. (b)	237,600	112,615,272
Playtika Holding Corp. (b)	61,900	537,911
Roku, Inc. Class A (b)	257,900	26,873,180
Sea Ltd. ADR (b)	629,800	22,811,356
Spotify Technology SA (b)	60,700	11,236,177
Take-Two Interactive Software, Inc. (b)	50,698	8,020,424
The Walt Disney Co.	2,115,580	196,093,110
TKO Group Holdings, Inc.	273,000	21,111,090
Universal Music Group NV	1,577,883	41,689,272
Warner Bros Discovery, Inc. (b)	548,793	5,734,887
		498,942,572
Interactive Media & Services - 1.8%
Alphabet, Inc.:
Class A (b)	4,345,540	575,914,416
Class C (b)	1,924,964	257,791,179
Cars.com, Inc. (b)	393,600	7,328,832
IAC, Inc. (b)	274,210	13,115,464
Match Group, Inc. (b)	904,654	29,292,697
Meta Platforms, Inc. Class A (b)	1,684,600	551,116,890
Pinterest, Inc. Class A (b)	329,400	11,222,658
QuinStreet, Inc. (b)	304,720	3,805,953
Snap, Inc. Class A (b)	4,313,800	59,659,854
Ziff Davis, Inc. (b)	126,438	8,069,273
ZIGExN Co. Ltd.	545,800	1,980,577
Zoominfo Technologies, Inc. (b)	370,700	5,326,959
		1,524,624,752
Media - 0.7%
Altice U.S.A., Inc. Class A (b)	521,700	1,199,910
Charter Communications, Inc. Class A (b)	69,300	27,729,009
Comcast Corp. Class A	11,301,355	473,413,761
Interpublic Group of Companies, Inc.	946,625	29,099,253
Liberty Broadband Corp.:
Class A (b)	475,625	39,448,338
Class C (b)	162,100	13,473,752
Liberty Media Corp. Liberty SiriusXM (b)	204,400	5,516,756
Liberty Media Corp. Liberty SiriusXM Class A	30,400	818,976
Nexstar Broadcasting Group, Inc. Class A	25,100	3,562,443
Pico Far East Holdings Ltd.	1,000,000	179,228
TechTarget, Inc. (b)	46,620	1,379,952
TEGNA, Inc.	339,288	5,201,285
Thryv Holdings, Inc. (b)	324,432	5,771,645
		606,794,308
Wireless Telecommunication Services - 0.0%
Gogo, Inc. (b)	246,590	2,473,298
T-Mobile U.S., Inc.	184,671	27,783,752
		30,257,050
TOTAL COMMUNICATION SERVICES		2,847,705,771
CONSUMER DISCRETIONARY - 3.8%
Automobile Components - 0.2%
Adient PLC (b)	1,427,504	45,965,629
Akwel	5,700	96,169
Aptiv PLC (b)	135,700	11,241,388
Autoliv, Inc.	16,116	1,669,940
BorgWarner, Inc.	336,103	11,323,310
Brembo SpA	212,700	2,498,143
CIE Automotive SA	186,000	5,227,543
Compagnie Plastic Omnium SA	103,600	1,285,562
DaikyoNishikawa Corp.	604,000	3,136,922
Fox Factory Holding Corp. (b)	49,590	3,099,871
Gentex Corp.	185,746	5,648,536
LCI Industries (d)	72,260	7,840,933
Lear Corp.	278,836	37,294,315
Patrick Industries, Inc. (d)	213,580	17,522,103
		153,850,364
Automobiles - 0.3%
Ferrari NV	41,900	15,040,424
Ford Motor Co.	1,502,293	15,413,526
General Motors Co. (e)	153,246	4,842,574
Harley-Davidson, Inc.	255,600	7,665,444
Tesla, Inc. (b)	955,400	229,372,432
		272,334,400
Broadline Retail - 0.9%
Amazon.com, Inc. (b)	4,648,778	679,139,978
ASKUL Corp.	332,500	4,841,950
B&M European Value Retail SA	852,000	6,169,684
Big Lots, Inc. (d)	213,533	1,125,319
Dillard's, Inc. Class A (d)	2,689	933,325
eBay, Inc.	1,068,263	43,809,466
Europris ASA (a)	960,181	6,353,907
Kohl's Corp. (d)	94,300	2,211,335
Macy's, Inc. (d)	308,400	4,891,224
Max Stock Ltd.	99,100	187,269
Next PLC	69,800	6,987,837
		756,651,294
Distributors - 0.0%
Arata Corp.	71,900	3,030,993
Genuine Parts Co.	162,389	21,562,011
		24,593,004
Diversified Consumer Services - 0.2%
Adtalem Global Education, Inc. (b)	52,744	3,004,826
European Wax Center, Inc. (b)(d)	239,140	3,414,919
Frontdoor, Inc. (b)	64,955	2,229,905
Grand Canyon Education, Inc. (b)	35,470	4,849,458
H&R Block, Inc. (d)	3,068,200	139,357,644
Laureate Education, Inc. Class A	2,698,245	35,427,957
OneSpaWorld Holdings Ltd. (b)	371,090	4,471,635
Perdoceo Education Corp.	53,630	934,235
Service Corp. International	120,149	7,361,529
WW International, Inc. (b)(d)	42,051	303,188
		201,355,296
Hotels, Restaurants & Leisure - 0.8%
Airbnb, Inc. Class A (b)	19,500	2,463,630
Amadeus IT Holding SA Class A	253,100	17,306,869
ARAMARK Holdings Corp.	875,280	24,516,593
Booking Holdings, Inc. (b)	47,567	148,680,172
Bowlero Corp. Class A (b)(d)	235,190	2,417,753
Brinker International, Inc. (b)	281,305	10,129,793
Caesars Entertainment, Inc. (b)	401,700	17,964,024
Churchill Downs, Inc.	449,500	52,038,615
Domino's Pizza, Inc.	139,817	54,932,701
Draftkings Holdings, Inc. (b)	26,646	1,018,943
El Pollo Loco Holdings, Inc.	156,850	1,303,424
Everi Holdings, Inc. (b)	218,976	2,288,299
Expedia, Inc. (b)	133,966	18,243,490
Flutter Entertainment PLC (b)	17,700	2,764,122
International Game Technology PLC (d)	34,400	919,512
Light & Wonder, Inc. Class A (b)	17,687	1,563,885
Marriott International, Inc. Class A	371,000	75,201,700
Marriott Vacations Worldwide Corp.	12,800	933,120
McDonald's Corp.	291,583	82,179,753
MGM Resorts International	327,196	12,904,610
NeoGames SA (b)	51,950	1,448,366
Noodles & Co. (b)	343,750	1,051,875
Penn Entertainment, Inc. (b)	721,822	17,727,948
Planet Fitness, Inc. (b)	282,300	19,179,462
Red Rock Resorts, Inc.	155,394	6,919,695
Starbucks Corp.	263,671	26,182,530
Wendy's Co. (d)	254,400	4,770,000
Wyndham Hotels & Resorts, Inc.	437,148	33,809,026
Yum! Brands, Inc.	377,800	47,432,790
		688,292,700
Household Durables - 0.3%
Barratt Developments PLC	743,559	4,823,072
Cavco Industries, Inc. (b)	12,636	3,573,208
Cuckoo Holdings Co. Ltd.	40,045	501,544
D.R. Horton, Inc.	216,944	27,697,240
Ethan Allen Interiors, Inc.	14,519	389,690
FJ Next Co. Ltd.	112,000	865,722
Helen of Troy Ltd. (b)(d)	232,440	24,413,173
Installed Building Products, Inc.	18,513	2,786,392
Lennar Corp. Class A	117,765	15,064,499
LGI Homes, Inc. (b)(d)	50,560	5,969,619
Meritage Homes Corp.	29,221	4,128,927
Mohawk Industries, Inc. (b)	310,481	27,418,577
Pressance Corp.	277,900	2,819,112
PulteGroup, Inc.	445,700	39,408,794
SharkNinja Hong Kong Co. Ltd.	10,500	493,500
Skyline Champion Corp. (b)	42,167	2,538,032
Sony Group Corp. sponsored ADR	93,000	7,993,350
Taylor Morrison Home Corp. (b)	86,723	3,911,207
Tempur Sealy International, Inc.	236,100	9,519,552
Toll Brothers, Inc.	348,353	29,920,039
TopBuild Corp. (b)	119,037	35,208,764
TRI Pointe Homes, Inc. (b)	79,557	2,321,473
Vistry Group PLC	726,963	6,828,093
Whirlpool Corp. (d)	57,559	6,268,175
		264,861,754
Leisure Products - 0.0%
Brunswick Corp. (d)	283,840	22,386,461
Malibu Boats, Inc. Class A (b)	16,392	725,182
MasterCraft Boat Holdings, Inc. (b)	13,904	278,080
Peloton Interactive, Inc. Class A (b)(d)	86,600	490,156
Sturm, Ruger & Co., Inc.	13,174	579,129
		24,459,008
Specialty Retail - 0.8%
Academy Sports & Outdoors, Inc.	334,443	17,013,115
Advance Auto Parts, Inc. (d)	17,317	879,530
America's Car Mart, Inc. (b)(d)	69,010	5,511,829
American Eagle Outfitters, Inc.	397,580	7,565,947
Arcland Sakamoto Co. Ltd.	286,200	3,181,287
AutoNation, Inc. (b)	47,100	6,371,217
AutoZone, Inc. (b)	3,900	10,178,727
Burlington Stores, Inc. (b)	160,100	27,151,359
Camping World Holdings, Inc. (d)	114,000	2,409,960
Dick's Sporting Goods, Inc.	178,200	23,183,820
Five Below, Inc. (b)	65,700	12,381,822
Foot Locker, Inc.	326,906	8,803,579
Gap, Inc.	93,447	1,875,481
Haverty Furniture Companies, Inc.	9,572	299,986
JD Sports Fashion PLC	4,018,994	7,968,370
Jumbo SA	172,500	4,513,901
Lithia Motors, Inc. Class A (sub. vtg.)	9,710	2,592,473
Lowe's Companies, Inc.	773,508	153,796,596
Maisons du Monde SA (a)(d)	415,000	2,113,181
Monro, Inc. (d)	24,952	721,612
Murphy U.S.A., Inc.	74,847	27,659,709
Petco Health & Wellness Co., Inc. (b)(d)	342,500	1,034,350
Pets At Home Group PLC	1,172,500	4,739,673
RH (b)	25,200	6,803,244
Ross Stores, Inc.	573,800	74,812,044
Sally Beauty Holdings, Inc. (b)	368,000	3,558,560
Sportsman's Warehouse Holdings, Inc. (b)	212,300	1,025,409
The Buckle, Inc.	23,113	891,237
The Home Depot, Inc.	219,100	68,685,659
The Hour Glass Ltd.	1,645,500	1,869,747
TJX Companies, Inc.	1,352,400	119,159,964
Upbound Group, Inc.	137,138	3,990,716
Valvoline, Inc.	823,847	28,208,521
Victoria's Secret & Co. (b)	48,285	1,301,281
WH Smith PLC	277,100	4,432,281
Williams-Sonoma, Inc. (d)	95,089	17,832,991
		664,519,178
Textiles, Apparel & Luxury Goods - 0.3%
Compagnie Financiere Richemont SA Series A	13,370	1,672,185
Crocs, Inc. (b)	196,680	20,771,375
Deckers Outdoor Corp. (b)	25,332	16,819,688
Kontoor Brands, Inc. (d)	242,176	13,312,415
Levi Strauss & Co. Class A (d)	357,500	5,537,675
NIKE, Inc. Class B	649,900	71,664,473
PVH Corp.	661,100	64,642,358
Rocky Brands, Inc. (d)	250,347	7,227,518
Skechers U.S.A., Inc. Class A (sub. vtg.) (b)	161,300	9,502,183
Tapestry, Inc.	1,063,200	33,671,544
Under Armour, Inc.:
Class A (sub. vtg.) (b)	201,000	1,636,140
Class C (non-vtg.) (b)	116,900	895,454
Wolverine World Wide, Inc.	821,360	7,039,055
		254,392,063
TOTAL CONSUMER DISCRETIONARY		3,305,309,061
CONSUMER STAPLES - 3.6%
Beverages - 0.8%
Celsius Holdings, Inc. (b)(d)	132,600	6,565,026
Coca-Cola Bottling Co. Consolidated	20,248	14,872,561
Coca-Cola European Partners PLC	959,900	58,208,336
Constellation Brands, Inc. Class A (sub. vtg.)	344,200	82,776,658
Diageo PLC	100,400	3,514,136
Diageo PLC sponsored ADR	210,505	29,590,688
Duckhorn Portfolio, Inc. (b)	33,883	347,978
Keurig Dr. Pepper, Inc.	2,958,310	93,393,847
Molson Coors Beverage Co. Class B	183,139	11,270,374
Monster Beverage Corp.	1,214,400	66,974,160
National Beverage Corp. (b)(d)	18,550	881,867
PepsiCo, Inc.	11,800	1,985,822
Primo Water Corp.	228,350	3,281,390
The Coca-Cola Co.	4,931,569	288,200,892
		661,863,735
Consumer Staples Distribution & Retail - 0.8%
Acomo NV	107,400	1,980,369
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	431,100	24,589,808
Belc Co. Ltd.	10,400	446,837
BJ's Wholesale Club Holdings, Inc. (b)	958,821	61,920,660
Casey's General Stores, Inc.	14,248	3,923,899
Costco Wholesale Corp.	88,792	52,630,570
Dollar General Corp.	69,600	9,125,952
G-7 Holdings, Inc.	366,200	2,971,392
Grocery Outlet Holding Corp. (b)	10,700	301,847
Ingles Markets, Inc. Class A	11,252	918,388
Kroger Co.	16,100	712,747
MARR SpA	372,800	4,382,562
Performance Food Group Co. (b)(d)	870,769	56,643,523
PriceSmart, Inc.	19,958	1,344,970
Sprouts Farmers Market LLC (b)	1,080,748	46,558,624
Sysco Corp.	866,046	62,502,540
Target Corp.	214,100	28,648,721
U.S. Foods Holding Corp. (b)	2,962,905	129,864,126
Walmart, Inc.	1,568,043	244,128,615
Weis Markets, Inc.	13,041	787,024
YAKUODO Holdings Co. Ltd.	40,300	736,903
		735,120,077
Food Products - 0.6%
Archer Daniels Midland Co.	236,896	17,466,342
Armanino Foods of Distinction	558,700	2,581,194
Bunge Global SA	431,500	47,408,905
Cal-Maine Foods, Inc.	5,600	268,352
Flowers Foods, Inc.	140,605	2,925,990
Freshpet, Inc. (b)(d)	88,300	6,264,885
Ingredion, Inc.	61,728	6,326,503
John B. Sanfilippo & Son, Inc.	7,120	655,325
Lamb Weston Holdings, Inc.	345,700	34,580,371
Lancaster Colony Corp.	15,750	2,612,925
LDC SA	10,059	1,532,891
Mondelez International, Inc.	3,407,100	242,108,526
Nomad Foods Ltd. (b)	360,130	5,816,100
Pickles Holdings Co. Ltd.	100,000	814,110
Post Holdings, Inc. (b)(d)	12,000	1,025,160
S Foods, Inc.	205,800	4,448,867
SunOpta, Inc. (b)(d)	1,257,095	6,210,049
The J.M. Smucker Co.	57,575	6,317,705
The Kraft Heinz Co.	757,947	26,611,519
The Simply Good Foods Co. (b)	810,280	31,390,247
Tootsie Roll Industries, Inc.	13,618	450,620
TreeHouse Foods, Inc. (b)	103,170	4,200,051
Tyson Foods, Inc. Class A	944,400	44,235,696
		496,252,333
Household Products - 0.7%
Central Garden & Pet Co. Class A (non-vtg.) (b)	17,640	639,979
Colgate-Palmolive Co.	1,189,100	93,665,407
Energizer Holdings, Inc.	144,400	4,453,296
Kimberly-Clark Corp.	73,500	9,094,155
Procter & Gamble Co.	2,783,065	427,256,139
Reckitt Benckiser Group PLC	703,300	48,012,145
Spectrum Brands Holdings, Inc. (d)	97,040	6,727,783
The Clorox Co.	276,200	39,593,270
Transaction Co. Ltd.	49,100	699,442
WD-40 Co. (d)	10,788	2,609,401
		632,751,017
Personal Care Products - 0.6%
BellRing Brands, Inc. (b)	756,030	39,993,987
Coty, Inc. Class A (b)	567,800	6,472,920
elf Beauty, Inc. (b)	40,241	4,752,060
Estee Lauder Companies, Inc. Class A	603,500	77,060,915
Haleon PLC	12,757,300	53,447,599
Haleon PLC ADR (d)	6,302,659	53,950,761
Hengan International Group Co. Ltd.	403,500	1,472,194
Herbalife Ltd. (b)	76,549	985,951
Kenvue, Inc.	9,747,435	199,237,571
MediFast, Inc.	8,653	574,386
Nu Skin Enterprises, Inc. Class A	36,710	624,804
Unilever PLC sponsored ADR	848,300	40,463,910
USANA Health Sciences, Inc. (b)	8,896	420,425
		479,457,483
Tobacco - 0.1%
Altria Group, Inc.	1,371,726	57,667,361
KT&G Corp.	40,099	2,720,877
Philip Morris International, Inc.	356,133	33,248,577
Vector Group Ltd.	98,111	1,050,769
		94,687,584
TOTAL CONSUMER STAPLES		3,100,132,229
ENERGY - 3.3%
Energy Equipment & Services - 0.2%
Baker Hughes Co. Class A	328,585	11,089,744
Cactus, Inc.	156,930	6,667,956
Expro Group Holdings NV (b)	1,686,600	26,226,630
Liberty Oilfield Services, Inc. Class A	270,650	5,372,403
Oceaneering International, Inc. (b)	417,466	8,624,848
Patterson-UTI Energy, Inc.	263,563	3,086,323
Schlumberger Ltd.	807,221	42,007,781
TechnipFMC PLC (d)	973,784	20,176,804
Valaris Ltd. (b)	262,860	18,032,196
Weatherford International PLC (b)	503,506	45,662,959
		186,947,644
Oil, Gas & Consumable Fuels - 3.1%
Africa Oil Corp. (d)	7,924,100	14,774,290
Antero Resources Corp. (b)	2,398,520	56,677,028
Ardmore Shipping Corp. (d)	29,458	400,629
Athabasca Oil Corp. (b)	5,281,000	15,100,247
California Resources Corp. (d)	35,823	1,834,496
Callon Petroleum Co. (b)	104,300	3,261,461
Canadian Natural Resources Ltd.	208,300	13,914,440
Cenovus Energy, Inc. (Canada)	117,180	2,078,575
Chevron Corp.	296,697	42,605,689
China Petroleum & Chemical Corp. (H Shares)	5,840,000	3,005,492
Chord Energy Corp.	183,260	29,713,776
Civitas Resources, Inc.	119,865	8,233,527
CNX Resources Corp. (b)	651,200	13,584,032
ConocoPhillips Co.	467,154	53,988,988
CONSOL Energy, Inc.	25,341	2,703,124
Crescent Energy, Inc. Class A	29,597	337,406
Diamondback Energy, Inc.	192,100	29,662,161
Eco Atlantic Oil & Gas Ltd. (b)	4,645,500	581,993
Enterprise Products Partners LP	166,100	4,448,158
EOG Resources, Inc.	196,106	24,134,765
Equinor ASA sponsored ADR (d)	1,774,900	56,566,063
Exxon Mobil Corp.	11,598,154	1,191,594,342
Golar LNG Ltd.	137,229	2,954,540
Hess Corp.	1,316,363	185,027,983
HF Sinclair Corp.	102,407	5,374,319
Imperial Oil Ltd. (d)	1,967,100	110,825,598
Kosmos Energy Ltd. (b)	12,915,641	87,697,202
Magnolia Oil & Gas Corp. Class A	80,140	1,723,010
Marathon Oil Corp.	228,500	5,810,755
Marathon Petroleum Corp.	70,500	10,517,895
MEG Energy Corp. (b)	3,700,325	69,973,352
Murphy Oil Corp.	392,900	16,804,333
National Energy Services Reunited Corp. (b)	318,060	1,510,785
New Fortress Energy, Inc. (d)	114,200	4,394,416
Northern Oil & Gas, Inc.	331,250	12,395,375
Occidental Petroleum Corp.	941,100	55,666,065
Oil & Natural Gas Corp. Ltd.	1,538,400	3,596,789
ONEOK, Inc.	134,500	9,260,325
Ovintiv, Inc.	1,778,470	78,857,360
Parex Resources, Inc. (d)	3,388,400	69,493,476
PBF Energy, Inc. Class A	319,293	14,176,609
Phillips 66 Co.	468,603	60,398,241
Pioneer Natural Resources Co.	30,400	7,041,856
Range Resources Corp.	1,071,090	34,810,425
Scorpio Tankers, Inc.	43,475	2,386,343
Shell PLC:
ADR	2,316,500	152,425,700
(London)	63,000	2,036,466
rights (f)	63,000	20,853
Sitio Royalties Corp. (d)	424,247	9,346,161
Southwestern Energy Co. (b)	2,132,184	14,051,093
Star Petroleum Refining PCL (For. Reg.)	2,366,800	548,707
Targa Resources Corp.	41,562	3,759,283
Texas Pacific Land Corp.	300	501,585
TotalEnergies SE sponsored ADR (d)	244,020	16,605,561
Unit Corp.	3,800	201,856
Valero Energy Corp.	305,200	38,259,872
Vitesse Energy, Inc. (d)	21,100	498,593
		2,658,153,464
TOTAL ENERGY		2,845,101,108
FINANCIALS - 8.2%
Banks - 3.5%
ACNB Corp.	13,600	531,488
AIB Group PLC	2,090,600	9,680,479
Associated Banc-Corp.	1,409,615	25,006,570
Bancorp, Inc., Delaware (b)	1,158,265	45,183,918
Bank of America Corp.	17,705,692	539,846,549
BankUnited, Inc.	63,710	1,757,759
Bar Harbor Bankshares	101,400	2,633,358
Bridgewater Bancshares, Inc. (b)	168,401	1,746,318
Byline Bancorp, Inc.	128,060	2,559,919
Cadence Bank	1,083,310	27,136,916
Camden National Corp. (d)	106,765	3,603,319
Citigroup, Inc.	621,503	28,651,288
Coastal Financial Corp. of Washington (b)	8,657	338,229
Columbia Banking Systems, Inc.	150,800	3,382,444
ConnectOne Bancorp, Inc.	89,234	1,754,340
Cullen/Frost Bankers, Inc.	150,866	14,828,619
DNB Bank ASA	643,500	12,257,483
East West Bancorp, Inc.	661,680	41,632,906
Eastern Bankshares, Inc.	256,980	3,073,481
Esquire Financial Holdings, Inc.	5,451	253,853
Eurobank Ergasias Services and Holdings SA (b)	9,184,073	16,904,696
Fifth Third Bancorp	124,434	3,602,364
First Bancorp, Puerto Rico	327,600	4,914,000
First Citizens Bancshares, Inc.	9,444	13,862,753
First Foundation, Inc.	661,214	3,887,938
First Horizon National Corp.	81,400	1,041,106
First Interstate Bancsystem, Inc.	229,440	5,940,202
First Northwest Bancorp	160,096	2,363,017
FNB Corp., Pennsylvania	1,715,010	20,562,970
Glacier Bancorp, Inc.	85,190	2,864,940
Greene County Bancorp, Inc. (d)	142,684	3,581,368
Hancock Whitney Corp.	11,800	486,750
Hanmi Financial Corp.	541,210	9,005,734
HDFC Bank Ltd.	521,200	9,772,402
Independent Bank Corp.	134,870	2,915,889
Independent Bank Group, Inc.	44,984	1,739,981
International Bancshares Corp.	36,610	1,642,691
JPMorgan Chase & Co.	4,503,243	702,866,167
KBC Group NV	72,300	4,139,544
KeyCorp	6,341,521	78,571,445
M&T Bank Corp.	634,290	81,296,949
New York Community Bancorp, Inc.	573,942	5,400,794
Nicolet Bankshares, Inc.	60,800	4,478,528
Orrstown Financial Services, Inc.	158,583	3,794,891
Pathward Financial, Inc.	143,491	7,115,719
Pinnacle Financial Partners, Inc.	42,620	3,092,933
Piraeus Financial Holdings SA (b)	3,287,200	11,664,662
Plumas Bancorp	145,000	4,870,550
PNC Financial Services Group, Inc.	1,633,992	218,889,568
Popular, Inc.	22,731	1,677,320
Preferred Bank, Los Angeles	10,498	646,992
QCR Holdings, Inc.	148,400	7,372,512
Signature Bank	30,400	1,520
Southern Missouri Bancorp, Inc.	88,700	3,822,083
Sparebank 1 Oestlandet	32,300	373,750
Sparebanken Nord-Norge	45,200	400,619
Synovus Financial Corp.	337,850	10,402,402
The Bank of NT Butterfield & Son Ltd.	49,522	1,373,245
Truist Financial Corp.	1,807,742	58,100,828
U.S. Bancorp	3,051,140	116,309,457
Union Bankshares, Inc.	30,712	881,742
United Community Bank, Inc.	566,078	13,953,823
Univest Corp. of Pennsylvania	568,056	10,730,578
Washington Trust Bancorp, Inc.	108,700	2,906,638
Webster Financial Corp.	633,631	28,418,350
Wells Fargo & Co.	17,543,134	782,248,345
West Bancorp., Inc.	109,200	1,933,932
Westamerica Bancorp.	21,181	1,074,089
Western Alliance Bancorp.	134,410	6,884,480
Wintrust Financial Corp.	180,730	15,483,139
		3,062,125,631
Capital Markets - 1.3%
Affiliated Managers Group, Inc.	371,894	50,410,232
Artisan Partners Asset Management, Inc. (d)	54,408	2,048,461
Banca Generali SpA	101,100	3,600,749
Bank of New York Mellon Corp.	1,262,265	60,992,645
BlackRock, Inc. Class A	234,399	176,087,561
Brookfield Corp. Class A	339,710	11,981,572
Cboe Global Markets, Inc.	144,739	26,369,998
Charles Schwab Corp.	572,578	35,110,483
CME Group, Inc.	339,834	74,206,152
Cohen & Steers, Inc. (d)	19,909	1,164,477
Diamond Hill Investment Group, Inc.	2,365	379,795
Evercore, Inc. Class A	27,944	4,123,137
Federated Hermes, Inc.	567,884	18,070,069
Goldman Sachs Group, Inc.	104,968	35,850,771
Hamilton Lane, Inc. Class A	28,833	2,821,309
Interactive Brokers Group, Inc.	218,912	17,040,110
Intercontinental Exchange, Inc.	67,100	7,638,664
Jefferies Financial Group, Inc.	130,300	4,617,832
KKR & Co. LP	712,907	54,066,867
Lazard Ltd. Class A	721,915	21,643,012
London Stock Exchange Group PLC	126,964	14,313,085
LPL Financial	28,100	6,246,630
MarketAxess Holdings, Inc.	136,388	32,749,487
Moody's Corp.	145,800	53,211,168
Morgan Stanley	1,156,403	91,749,014
NASDAQ, Inc.	469,721	26,229,221
Northern Trust Corp.	1,551,366	122,945,756
Patria Investments Ltd. (d)	294,765	4,173,872
Perella Weinberg Partners Class A	553,960	6,492,411
Piper Jaffray Companies	24,170	3,739,824
PJT Partners, Inc.	72,012	6,485,401
Rathbone Brothers PLC	223,500	4,486,305
Raymond James Financial, Inc.	250,959	26,388,339
Robinhood Markets, Inc. (b)	553,100	4,867,280
S&P Global, Inc.	17,400	7,235,442
SEI Investments Co.	80,524	4,724,343
State Street Corp.	389,757	28,382,105
StepStone Group, Inc. Class A	275,453	7,057,106
Stifel Financial Corp.	189,743	11,578,118
Tradeweb Markets, Inc. Class A	32,400	3,139,560
UBS Group AG	1,303,808	36,832,576
Van Lanschot Kempen NV (Bearer)	5,800	182,454
Victory Capital Holdings, Inc.	21,061	677,111
Virtu Financial, Inc. Class A	283,383	5,095,226
Virtus Investment Partners, Inc.	35,630	6,969,941
XP, Inc. Class A	207,134	4,824,151
		1,128,999,822
Consumer Finance - 0.2%
Aeon Credit Service (Asia) Co. Ltd.	2,930,000	2,010,523
American Express Co.	7,778	1,328,249
Discover Financial Services	388,155	36,098,415
FirstCash Holdings, Inc.	339,688	38,045,056
NerdWallet, Inc. (b)	528,163	6,205,915
OneMain Holdings, Inc.	634,691	26,847,429
Shriram Transport Finance Co. Ltd.	367,146	8,837,958
Synchrony Financial	651,122	21,070,308
		140,443,853
Financial Services - 1.7%
Apollo Global Management, Inc.	670,043	61,643,956
Berkshire Hathaway, Inc.:
Class A (b)	39	21,290,100
Class B (b)	1,274,303	458,749,080
BFF Bank SpA (a)	693,800	7,937,166
Block, Inc. Class A (b)	996,400	63,201,652
Cannae Holdings, Inc. (b)	1,072,200	19,256,712
Cass Information Systems, Inc.	9,066	374,879
Corebridge Financial, Inc.	51,700	1,087,251
Dlocal Ltd. (b)	769,800	13,279,050
Edenred SA	456,759	24,859,109
Essent Group Ltd.	656,325	31,726,751
EVERTEC, Inc.	277,163	10,246,716
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	49,480	8,205,763
Fidelity National Information Services, Inc.	679,097	39,822,248
Fiserv, Inc. (b)	347,467	45,382,665
FleetCor Technologies, Inc. (b)	113,893	27,391,267
Flywire Corp. (b)	942,950	21,970,735
Global Payments, Inc.	338,306	39,392,351
International Money Express, Inc. (b)	25,760	537,096
MasterCard, Inc. Class A	100,987	41,791,450
MGIC Investment Corp.	582,000	10,237,380
NCR Atleos Corp.	4,500	99,945
NMI Holdings, Inc. (b)	138,410	3,806,275
One97 Communications Ltd. (b)	2,040,200	21,430,138
PayPal Holdings, Inc. (b)	282,400	16,269,064
Radian Group, Inc.	180,800	4,648,368
Shift4 Payments, Inc. (b)(d)	271,820	17,891,192
UWM Holdings Corp. Class A (d)	1,302,600	7,099,170
Visa, Inc. Class A	1,558,836	400,122,024
Voya Financial, Inc.	268,374	19,191,425
Walker & Dunlop, Inc. (d)	11,180	939,344
WEX, Inc. (b)	122,300	21,595,734
Worldline SA (a)(b)	556,017	8,641,435
Zenkoku Hosho Co. Ltd.	53,600	1,806,551
		1,471,924,042
Insurance - 1.5%
American Equity Investment Life Holding Co.	50,179	2,767,874
American Financial Group, Inc.	112,707	12,892,554
American International Group, Inc.	233,724	15,381,376
Arthur J. Gallagher & Co.	205,950	51,281,550
ASR Nederland NV	123,000	5,659,340
Assurant, Inc.	76,226	12,807,493
Axis Capital Holdings Ltd.	16,600	935,244
Brown & Brown, Inc.	300,537	22,462,135
BRP Group, Inc. (b)	1,434,260	25,085,207
Chubb Ltd.	1,285,348	294,897,392
Cincinnati Financial Corp.	74,367	7,644,184
Db Insurance Co. Ltd.	69,730	4,490,057
Direct Line Insurance Group PLC (b)	6,237,235	14,842,862
Enstar Group Ltd. (b)	20,260	5,564,206
Erie Indemnity Co. Class A	19,824	5,860,767
Everest Re Group Ltd.	132,310	54,319,871
F&G Annuities & Life, Inc.	14,700	599,907
Fairfax Financial Holdings Ltd. (sub. vtg.)	23,358	21,470,012
First American Financial Corp.	55,900	3,331,640
Globe Life, Inc.	163,315	20,108,976
Goosehead Insurance (b)(d)	16,538	1,211,905
Hartford Financial Services Group, Inc.	610,829	47,742,395
Kinsale Capital Group, Inc.	17,299	6,056,380
Loews Corp.	257,517	18,100,870
Marsh & McLennan Companies, Inc.	330,196	65,847,686
MetLife, Inc.	340,025	21,635,791
NN Group NV	142,628	5,443,258
Primerica, Inc.	206,722	43,310,326
Progressive Corp.	377,319	61,891,636
Prudential Financial, Inc.	153,058	14,966,011
Prudential PLC	448,687	4,907,469
Reinsurance Group of America, Inc.	337,290	54,998,507
RLI Corp.	32,225	4,369,710
Selective Insurance Group, Inc.	148,900	15,141,641
Talanx AG	74,641	5,411,032
The Travelers Companies, Inc.	1,177,511	212,682,037
Unum Group	1,294,556	55,665,908
W.R. Berkley Corp.	83,400	6,050,670
White Mountains Insurance Group Ltd. (d)	2,010	3,079,159
Willis Towers Watson PLC	349,710	86,133,573
		1,317,048,611
Mortgage Real Estate Investment Trusts - 0.0%
Redwood Trust, Inc.	793,020	5,638,372
TOTAL FINANCIALS		7,126,180,331
HEALTH CARE - 6.6%
Biotechnology - 0.7%
AbbVie, Inc.	196,380	27,962,548
Alkermes PLC (b)	164,240	3,964,754
Alnylam Pharmaceuticals, Inc. (b)	63,900	10,751,175
Amgen, Inc.	138,000	37,210,320
Argenx SE ADR (b)	96,810	43,623,554
Ascendis Pharma A/S sponsored ADR (b)(d)	132,000	13,256,760
Avidity Biosciences, Inc. (b)	650,066	5,077,015
Beam Therapeutics, Inc. (b)(d)	188,100	5,281,848
Biogen, Inc. (b)	98,340	23,019,427
Blueprint Medicines Corp. (b)	489,139	34,063,640
Cargo Therapeutics, Inc.	425,000	6,353,750
Celldex Therapeutics, Inc. (b)	199,209	6,018,104
Cerevel Therapeutics Holdings (b)	108,510	2,813,664
Cytokinetics, Inc. (b)(d)	750,060	25,112,009
Day One Biopharmaceuticals, Inc. (b)(d)	377,085	4,366,644
Dyne Therapeutics, Inc. (b)	58,566	648,911
Essex Bio-Technology Ltd.	320,000	106,103
Exact Sciences Corp. (b)	166,000	10,624,000
Exelixis, Inc. (b)	395,964	8,635,975
Gilead Sciences, Inc.	674,485	51,665,551
Incyte Corp. (b)	342,688	18,621,666
Insmed, Inc. (b)	221,600	5,544,432
Intellia Therapeutics, Inc. (b)	169,000	5,007,470
Karuna Therapeutics, Inc. (b)	60,000	11,472,600
Keros Therapeutics, Inc. (b)	15,330	465,112
Krystal Biotech, Inc. (b)	14,730	1,535,308
Legend Biotech Corp. ADR (b)	340,000	20,678,800
Mineralys Therapeutics, Inc. (d)	38,990	259,673
Mirati Therapeutics, Inc. (b)	18,570	1,053,848
Natera, Inc. (b)(d)	440,262	24,632,659
Poseida Therapeutics, Inc. (b)	12,038	32,141
Prelude Therapeutics, Inc. (b)	446,750	1,478,743
PTC Therapeutics, Inc. (b)	432,218	9,949,658
Regeneron Pharmaceuticals, Inc. (b)	126,900	104,541,489
Repligen Corp. (b)(d)	71,660	11,268,535
Sarepta Therapeutics, Inc. (b)	189,800	15,426,944
United Therapeutics Corp. (b)	101,354	24,324,960
Vaxcyte, Inc. (b)	735,540	38,078,906
Vertex Pharmaceuticals, Inc. (b)	12,800	4,541,568
Verve Therapeutics, Inc. (b)(d)	203,660	2,297,285
Viridian Therapeutics, Inc. (b)	88,970	1,489,358
Xenon Pharmaceuticals, Inc. (b)	71,315	2,608,703
Zentalis Pharmaceuticals, Inc. (b)	42,230	475,088
		626,340,698
Health Care Equipment & Supplies - 1.0%
Abbott Laboratories	233,371	24,338,262
Atrion Corp.	1,054	325,001
Axonics Modulation Technologies, Inc. (b)	727,758	40,747,170
Becton, Dickinson & Co.	75,125	17,743,023
Boston Scientific Corp. (b)	5,524,909	308,787,164
Dentsply Sirona, Inc.	118,400	3,759,200
Edwards Lifesciences Corp. (b)	280,000	18,958,800
Envista Holdings Corp. (b)	303,890	6,895,264
GE Healthcare Holding LLC	889,481	60,893,869
Glaukos Corp. (b)	374,688	23,938,816
Globus Medical, Inc. (b)	63,507	2,852,734
Haemonetics Corp. (b)	25,674	2,076,256
InBody Co. Ltd.	31,800	599,377
Inspire Medical Systems, Inc. (b)	240,140	34,894,743
Insulet Corp. (b)	145,000	27,418,050
Integra LifeSciences Holdings Corp. (b)	233,335	9,144,399
Koninklijke Philips Electronics NV (depository receipt) (NY Reg.) (d)	423,496	8,647,788
Lantheus Holdings, Inc. (b)	290,684	20,818,788
LeMaitre Vascular, Inc.	12,697	669,132
Masimo Corp. (b)	235,000	22,033,600
Medtronic PLC	237,216	18,804,112
Merit Medical Systems, Inc. (b)	36,010	2,576,876
Penumbra, Inc. (b)	447,700	99,429,693
Stryker Corp.	108,000	32,003,640
Tandem Diabetes Care, Inc. (b)	300,000	6,072,000
TransMedics Group, Inc. (b)(d)	56,527	4,277,963
Utah Medical Products, Inc.	5,570	469,551
Value Added Technology Co. Ltd.	78,700	1,943,509
Vieworks Co. Ltd.	119,600	2,438,281
ViewRay, Inc. (b)(d)	788,420	1
Zimmer Biomet Holdings, Inc.	232,044	26,989,038
		830,546,100
Health Care Providers & Services - 2.7%
Acadia Healthcare Co., Inc. (b)	305,690	22,312,313
AdaptHealth Corp. (b)(d)	650,898	5,519,615
Addus HomeCare Corp. (b)	22,400	1,953,280
agilon health, Inc. (b)(d)	4,243,200	45,062,784
AMN Healthcare Services, Inc. (b)	132,440	8,979,432
Cardinal Health, Inc.	507,227	54,313,867
Centene Corp. (b)	3,891,837	286,750,550
Chemed Corp.	11,938	6,768,846
Cigna Group	1,530,313	402,288,681
Corvel Corp. (b)	7,228	1,509,640
CVS Health Corp.	3,678,817	249,975,615
DaVita HealthCare Partners, Inc. (b)	78,495	7,964,103
Elevance Health, Inc.	366,387	175,678,903
Encompass Health Corp.	79,669	5,192,029
Guardant Health, Inc. (b)	160,300	4,034,751
Henry Schein, Inc. (b)	172,822	11,532,412
Humana, Inc.	362,033	175,535,320
Laboratory Corp. of America Holdings	55,200	11,973,432
LifeStance Health Group, Inc. (b)(d)	2,372,968	16,302,290
McKesson Corp.	199,974	94,099,765
Modivcare, Inc. (b)	33,890	1,279,686
Molina Healthcare, Inc. (b)	42,000	15,353,520
National Research Corp. Class A	11,149	461,903
Option Care Health, Inc. (b)	37,250	1,108,188
Owens & Minor, Inc. (b)	964,319	19,170,662
Privia Health Group, Inc. (b)	1,075,860	22,227,268
Quest Diagnostics, Inc.	55,600	7,629,988
Sinopharm Group Co. Ltd. (H Shares)	3,916,000	9,715,679
Surgery Partners, Inc. (b)	1,172,236	38,390,729
Tenet Healthcare Corp. (b)	37,720	2,603,057
The Ensign Group, Inc.	68,845	7,371,234
UnitedHealth Group, Inc.	1,076,030	595,012,309
Universal Health Services, Inc. Class B	172,437	23,706,639
		2,331,778,490
Health Care Technology - 0.0%
Doximity, Inc. (b)(d)	94,346	2,193,545
Evolent Health, Inc.	500,000	13,900,000
Evolent Health, Inc. (b)	544,190	15,128,482
Health Catalyst, Inc. (b)	37,880	271,978
HealthStream, Inc.	19,266	481,650
Phreesia, Inc. (b)	667,060	10,279,395
Simulations Plus, Inc. (d)	12,555	492,156
Teladoc Health, Inc. (b)(d)	175,700	3,187,198
		45,934,404
Life Sciences Tools & Services - 0.6%
10X Genomics, Inc. (b)	888,000	38,645,760
Bio-Rad Laboratories, Inc. Class A (b)	54,124	16,503,490
Bruker Corp.	612,285	39,853,631
Danaher Corp.	936,853	209,208,643
Gerresheimer AG	160,000	15,125,796
ICON PLC (b)	44,000	11,745,360
IQVIA Holdings, Inc. (b)	128,000	27,404,800
Medpace Holdings, Inc. (b)	19,635	5,315,587
Pacific Biosciences of California, Inc. (b)(d)	480,570	4,075,234
Quanterix Corp. (b)	83,090	1,991,667
Thermo Fisher Scientific, Inc.	232,000	115,016,320
		484,886,288
Pharmaceuticals - 1.6%
Arvinas Holding Co. LLC (b)	331,540	7,283,934
AstraZeneca PLC:
(United Kingdom)	285,000	36,681,324
sponsored ADR	1,763,020	113,873,462
Axsome Therapeutics, Inc. (b)(d)	56,380	3,802,831
Bristol-Myers Squibb Co.	4,841,295	239,063,147
Corcept Therapeutics, Inc. (b)	71,854	1,830,121
Daito Pharmaceutical Co. Ltd. (d)	50,050	656,598
Dawnrays Pharmaceutical Holdings Ltd.	2,354,000	316,426
Edgewise Therapeutics, Inc. (b)(d)	326,050	1,982,384
Elanco Animal Health, Inc. (b)	84,400	994,232
Eli Lilly & Co.	415,400	245,518,016
Faes Farma SA	109,311	371,233
Genomma Lab Internacional SA de CV	973,800	789,424
GSK PLC sponsored ADR	1,407,127	50,642,501
Jazz Pharmaceuticals PLC (b)	55,900	6,609,057
Johnson & Johnson	1,645,873	254,550,718
Merck & Co., Inc.	994,095	101,874,856
Organon & Co.	490,100	5,547,932
Pfizer, Inc.	1,599,742	48,744,139
Prestige Brands Holdings, Inc. (b)	39,497	2,265,153
Roche Holding AG (participation certificate)	322,936	86,876,613
Royalty Pharma PLC	845,500	22,887,685
Sanofi SA	43,200	4,029,045
Sanofi SA sponsored ADR	2,515,450	117,597,288
Structure Therapeutics, Inc. ADR	120,000	6,682,800
UCB SA	205,000	15,137,987
Verona Pharma PLC ADR (b)	105,490	1,426,225
Viatris, Inc.	558,300	5,125,194
		1,383,160,325
TOTAL HEALTH CARE		5,702,646,305
INDUSTRIALS - 6.0%
Aerospace & Defense - 1.3%
AerSale Corp. (b)(d)	276,210	3,853,130
Airbus Group NV	541,598	80,488,404
Cadre Holdings, Inc.	660,090	21,254,898
Curtiss-Wright Corp.	1,617	345,876
General Dynamics Corp.	127,127	31,396,555
HEICO Corp. Class A	95,746	13,156,458
Howmet Aerospace, Inc.	657,200	34,568,720
Huntington Ingalls Industries, Inc.	110,431	26,174,356
Kratos Defense & Security Solutions, Inc. (b)	978,691	18,644,064
L3Harris Technologies, Inc.	437,384	83,457,241
Leonardo DRS, Inc. (b)	63,800	1,175,834
Lockheed Martin Corp.	373,390	167,192,840
Moog, Inc. Class A	36,500	5,110,365
Northrop Grumman Corp.	345,700	164,262,812
RTX Corp. (d)	401,313	32,698,983
Safran SA	60,200	10,584,796
Textron, Inc.	374,660	28,721,436
The Boeing Co. (b)	1,401,912	324,724,877
TransDigm Group, Inc.	44,000	42,366,280
V2X, Inc. (b)	339,392	14,390,221
Woodward, Inc.	52,185	7,054,368
		1,111,622,514
Air Freight & Logistics - 0.3%
Compania de Distribucion Integral Logista Holdings SA	75,100	1,943,928
DHL Group	629,700	29,589,013
FedEx Corp.	379,770	98,295,869
Forward Air Corp.	19,565	1,242,964
United Parcel Service, Inc. Class B	586,760	88,958,684
		220,030,458
Building Products - 0.3%
A.O. Smith Corp.	104,583	7,881,375
Allegion PLC	23,600	2,503,724
Armstrong World Industries, Inc.	133,260	11,301,781
AZZ, Inc.	138,970	6,833,155
Builders FirstSource, Inc. (b)	65,793	8,823,499
Carlisle Companies, Inc.	114,183	32,018,055
Fortune Brands Home & Security, Inc.	58,777	4,022,110
Hayward Holdings, Inc. (b)(d)	1,695,600	19,991,124
Johnson Controls International PLC	561,727	29,659,186
Masonite International Corp. (b)	111,800	9,933,430
Nihon Dengi Co. Ltd.	28,200	796,014
Nihon Flush Co. Ltd.	94,978	573,994
Owens Corning	1,900	257,602
Simpson Manufacturing Co. Ltd.	77,876	13,002,956
Tecnoglass, Inc. (d)	203,465	7,090,755
Trane Technologies PLC	502,300	113,223,443
Trex Co., Inc. (b)	314,100	22,071,807
UFP Industries, Inc.	67,930	7,447,166
		297,431,176
Commercial Services & Supplies - 0.2%
ACV Auctions, Inc. Class A (b)	783,940	12,252,982
Brady Corp. Class A	36,657	2,062,689
Cintas Corp.	41,554	22,989,751
CoreCivic, Inc. (b)	162,000	2,344,140
Driven Brands Holdings, Inc. (b)	96,168	1,264,609
Ennis, Inc.	19,269	409,081
Montrose Environmental Group, Inc. (b)(d)	75,970	2,375,582
MSA Safety, Inc.	1,185	206,356
Republic Services, Inc.	177,687	28,756,864
Takkt AG	158,494	2,249,670
Tetra Tech, Inc.	80,200	12,683,630
The Brink's Co.	510,619	40,287,839
Veralto Corp.	111,833	8,639,099
VSE Corp.	182,110	11,004,907
		147,527,199
Construction & Engineering - 0.2%
Arcosa, Inc.	37,347	2,771,147
Bowman Consulting Group Ltd. (b)	138,100	4,257,623
Comfort Systems U.S.A., Inc.	87,831	17,002,325
Dycom Industries, Inc. (b)	50,020	5,195,577
EMCOR Group, Inc.	246,256	52,334,325
Fluor Corp. (b)	121,669	4,627,072
Granite Construction, Inc.	97,030	4,458,529
IES Holdings, Inc. (b)	49,517	3,464,704
Meisei Industrial Co. Ltd.	215,000	1,624,174
Quanta Services, Inc.	71,000	13,370,010
Raiznext Corp.	201,000	1,881,748
Valmont Industries, Inc.	30,100	6,609,057
Willscot Mobile Mini Holdings (b)	678,700	28,315,364
		145,911,655
Electrical Equipment - 0.6%
Acuity Brands, Inc. (d)	214,025	38,366,122
AMETEK, Inc.	730,492	113,394,273
AQ Group AB	149,700	7,026,162
Atkore, Inc. (b)	118,091	15,340,021
Eaton Corp. PLC	464,259	105,707,132
Emerson Electric Co.	342,983	30,491,189
EnerSys	22,994	2,034,509
Fluence Energy, Inc. (b)(d)	86,840	2,177,947
GrafTech International Ltd. (d)	1,341,000	3,312,270
Hubbell, Inc. Class B	123,873	37,161,900
Nextracker, Inc. Class A	34,070	1,384,605
nVent Electric PLC	448,500	23,882,625
Regal Rexnord Corp.	472,134	56,561,653
Shoals Technologies Group, Inc. (b)	339,620	4,703,737
Vertiv Holdings Co.	1,458,474	63,676,975
Vertiv Holdings LLC (b)(g)	600,000	26,196,000
		531,417,120
Ground Transportation - 0.4%
ArcBest Corp.	16,850	2,008,352
CSX Corp.	2,118,440	68,425,612
Knight-Swift Transportation Holdings, Inc. Class A	574,285	30,885,047
Landstar System, Inc.	71,499	12,344,302
Nikkon Holdings Co. Ltd.	28,200	611,894
Norfolk Southern Corp.	20,068	4,378,035
Old Dominion Freight Lines, Inc.	176,200	68,552,372
Saia, Inc. (b)	12,870	5,024,319
Stef SA	50,734	5,798,516
Uber Technologies, Inc. (b)	867,500	48,909,650
Union Pacific Corp.	408,564	92,037,212
Universal Logistics Holdings, Inc.	206,720	5,114,253
XPO, Inc. (b)	452,950	39,080,526
		383,170,090
Industrial Conglomerates - 0.9%
3M Co.	399,652	39,593,524
DCC PLC (United Kingdom)	93,800	6,325,879
General Electric Co.	5,473,212	666,637,222
Honeywell International, Inc.	15,900	3,115,128
Mytilineos SA	85,200	3,407,275
Siemens AG	370,400	62,220,742
		781,299,770
Machinery - 1.1%
AGCO Corp.	157,803	17,915,375
Albany International Corp. Class A	15,048	1,291,419
Allison Transmission Holdings, Inc.	212,170	11,346,852
Barnes Group, Inc.	34,755	916,837
Beijer Alma AB (B Shares)	120,100	2,090,107
Caterpillar, Inc.	288,178	72,251,988
Chart Industries, Inc. (b)	189,600	24,653,688
CNH Industrial NV	455,600	4,893,144
Columbus McKinnon Corp. (NY Shares)	259,740	9,070,121
Crane Co.	405,036	42,804,204
Cummins, Inc.	59,542	13,346,935
Daiwa Industries Ltd.	317,400	3,087,082
Deere & Co.	201,735	73,514,251
Donaldson Co., Inc.	130,491	7,939,072
Dover Corp.	479,300	67,657,988
Ebara Jitsugyo Co. Ltd.	19,800	394,237
EnPro Industries, Inc.	48,470	6,225,002
ESAB Corp.	441,961	34,097,291
Estic Corp.	17,500	111,308
Federal Signal Corp.	133,320	9,191,081
Flowserve Corp.	554,155	21,201,970
Fortive Corp.	1,239,321	85,488,363
Gates Industrial Corp. PLC (b)	87,200	1,069,072
Graco, Inc.	133,797	10,808,122
Hillenbrand, Inc.	238,100	9,223,994
Hy-Lok Corp.	61,216	1,306,877
Ingersoll Rand, Inc.	1,064,200	76,015,806
ITT, Inc.	289,659	31,361,380
John Bean Technologies Corp.	23,730	2,451,309
JOST Werke AG (a)	86,900	3,930,242
Kadant, Inc.	8,698	2,266,873
Lincoln Electric Holdings, Inc.	43,054	8,527,275
Miller Industries, Inc.	12,100	480,854
Mueller Industries, Inc.	90,600	3,762,618
Nordson Corp.	52,993	12,471,373
NORMA Group AG	85,768	1,446,123
Omega Flex, Inc. (d)	2,407	169,742
Oshkosh Corp.	206,816	20,121,129
Otis Worldwide Corp.	112,104	9,617,402
PACCAR, Inc.	185,236	17,008,370
Parker Hannifin Corp.	247,800	107,342,004
Pentair PLC	821,300	53,006,702
Snap-On, Inc.	42,071	11,556,483
SPX Technologies, Inc. (b)	12,100	1,032,251
Stanley Black & Decker, Inc.	83,932	7,629,419
Watts Water Technologies, Inc. Class A	21,784	4,193,638
Westinghouse Air Brake Tech Co.	154,870	18,051,647
		924,339,020
Marine Transportation - 0.0%
Genco Shipping & Trading Ltd. (d)	27,887	432,806
Kirby Corp. (b)	329,600	25,296,800
		25,729,606
Passenger Airlines - 0.0%
American Airlines Group, Inc. (b)	9,300	115,599
Copa Holdings SA Class A	17,300	1,602,672
Delta Air Lines, Inc.	343,300	12,678,069
Jet2 PLC	264,511	4,013,862
Ryanair Holdings PLC sponsored ADR (b)	49,500	5,851,890
Sun Country Airlines Holdings, Inc. (b)	166,250	2,523,675
United Airlines Holdings, Inc. (b)	13,300	524,020
		27,309,787
Professional Services - 0.5%
Altech Corp.	57,500	1,057,231
ASGN, Inc. (b)	346,550	30,926,122
Automatic Data Processing, Inc.	20,500	4,713,360
Barrett Business Services, Inc.	31,692	3,484,535
CACI International, Inc. Class A (b)	70,221	22,537,430
CBIZ, Inc. (b)	19,470	1,127,118
Concentrix Corp.	357,973	33,645,882
CRA International, Inc.	63,567	6,024,245
Creek & River Co. Ltd.	20,000	282,342
CSG Systems International, Inc.	21,410	1,053,158
Dun & Bradstreet Holdings, Inc.	1,769,139	18,735,182
E-Credible Co. Ltd.	46,500	504,404
Equifax, Inc.	30,000	6,531,300
ExlService Holdings, Inc. (b)	110,019	3,121,239
Exponent, Inc.	37,759	2,905,933
First Advantage Corp.	132,680	2,057,867
Franklin Covey Co. (b)	8,785	341,561
Genpact Ltd.	1,462,987	49,683,039
ICF International, Inc.	198,936	27,841,093
Insperity, Inc.	23,658	2,691,098
KBR, Inc.	771,150	39,845,321
Kforce, Inc. (d)	287,424	20,033,453
Korn Ferry	32,500	1,681,550
Leidos Holdings, Inc.	103,200	11,075,424
Maximus, Inc. (d)	993,442	82,942,473
Parsons Corp. (b)	145,100	9,038,279
Paycom Software, Inc.	20,600	3,742,196
Paylocity Holding Corp. (b)	32,828	5,143,163
Quick Co. Ltd.	180,800	2,752,365
Robert Half, Inc. (d)	85,650	7,021,587
Science Applications International Corp.	253,417	29,753,690
TrueBlue, Inc. (b)	165,120	2,301,773
Verra Mobility Corp. (b)	502,700	10,094,216
WDB Holdings Co. Ltd.	22,300	347,902
Will Group, Inc.	187,400	1,414,411
WNS Holdings Ltd. sponsored ADR (b)	89,775	5,339,817
		451,791,759
Trading Companies & Distributors - 0.2%
AerCap Holdings NV (b)	67,500	4,604,850
Alligo AB (B Shares)	43,100	423,454
Applied Industrial Technologies, Inc.	102,520	16,410,376
Beacon Roofing Supply, Inc. (b)	322,799	25,940,128
Beijer Ref AB (B Shares) (d)	288,700	3,191,012
Boise Cascade Co.	33,528	3,664,610
Core & Main, Inc. (b)	576,170	20,183,235
Ferguson PLC	58,300	9,989,122
FTAI Aviation Ltd.	110,940	4,571,837
Global Industrial Co.	109,600	3,902,856
Green Cross Co. Ltd.	28,200	196,864
Itochu Corp.	290,200	11,231,402
Kamei Corp.	149,800	1,722,710
Mitani Shoji Co. Ltd.	272,500	3,047,383
Momentum Group Komponenter & Tjanster AB	162,700	1,812,270
MSC Industrial Direct Co., Inc. Class A	37,561	3,659,193
RS GROUP PLC	371,500	3,505,307
Rush Enterprises, Inc. Class A	220,050	8,729,384
Totech Corp.	18,400	588,884
Watsco, Inc. (d)	68,203	26,069,233
WESCO International, Inc.	158,033	24,629,443
		178,073,553
Transportation Infrastructure - 0.0%
Qingdao Port International Co. Ltd. (H Shares) (a)	3,070,814	1,517,461
TOTAL INDUSTRIALS		5,227,171,168
INFORMATION TECHNOLOGY - 8.8%
Communications Equipment - 0.3%
Cisco Systems, Inc.	4,439,570	214,786,397
Extreme Networks, Inc. (b)	113,225	1,827,452
Juniper Networks, Inc.	539,601	15,351,648
Lumentum Holdings, Inc. (b)	379,150	16,227,620
NetScout Systems, Inc. (b)	52,720	1,058,618
		249,251,735
Electronic Equipment, Instruments & Components - 0.3%
Advanced Energy Industries, Inc.	196,240	18,652,612
Amphenol Corp. Class A	574,500	52,273,755
Avnet, Inc.	176,500	8,253,140
Badger Meter, Inc.	23,300	3,433,721
Bel Fuse, Inc. Class B (non-vtg.)	8,450	457,145
Belden, Inc.	151,219	10,046,990
CDW Corp.	86,700	18,283,296
Cognex Corp.	394,982	14,890,821
Coherent Corp. (b)	194,280	7,147,561
Crane Nxt Co. (d)	288,210	14,831,287
CTS Corp.	25,067	971,346
Daido Signal Co. Ltd.	35,548	98,065
Daiwabo Holdings Co. Ltd.	160,000	3,139,889
ePlus, Inc. (b)	94,080	5,972,198
Fabrinet (b)	69,129	11,191,985
Flex Ltd. (b)	459,300	11,689,185
Insight Enterprises, Inc. (b)	217,245	32,895,238
IPG Photonics Corp. (b)	24,815	2,376,284
Jabil, Inc.	84,100	9,698,412
Keysight Technologies, Inc. (b)	66,900	9,091,041
Kingboard Chemical Holdings Ltd.	707,000	1,701,586
Makus, Inc.	287,084	2,053,992
Maruwa Ceramic Co. Ltd.	15,100	3,032,018
Methode Electronics, Inc. Class A	295,500	7,012,215
Napco Security Technologies, Inc. (d)	166,310	5,089,086
PC Connection, Inc.	8,981	535,537
Redington (India) Ltd.	1,034,288	1,993,333
Riken Keiki Co. Ltd.	17,700	791,522
Sanmina Corp. (b)	46,383	2,324,252
TD SYNNEX Corp.	152,700	15,062,328
TE Connectivity Ltd.	18,852	2,469,612
Thinking Electronic Industries Co. Ltd.	197,000	963,164
Trimble, Inc. (b)	21,600	1,002,240
TTM Technologies, Inc. (b)	345,760	5,189,858
Vishay Precision Group, Inc. (b)	149,244	4,550,450
Vontier Corp.	317,300	10,702,529
		299,867,693
IT Services - 0.6%
Amdocs Ltd.	1,365,326	114,373,359
Avant Group Corp.	180,500	1,811,574
Capgemini SA	410,500	84,003,899
Cognizant Technology Solutions Corp. Class A	769,900	54,185,562
Digitalocean Holdings, Inc. (b)(d)	99,730	2,954,003
DTS Corp.	109,500	2,596,064
EPAM Systems, Inc. (b)	134,400	34,700,736
Fastly, Inc. Class A (b)	115,690	1,921,611
Future Corp.	27,500	334,615
GoDaddy, Inc. (b)	75,100	7,514,506
Hackett Group, Inc. (d)	18,582	414,564
IBM Corp.	104,775	16,613,124
Infosys Ltd. sponsored ADR	899,600	15,787,980
Kyndryl Holdings, Inc. (b)	49,100	885,273
MongoDB, Inc. Class A (b)	152,800	63,525,072
Okta, Inc. (b)	161,100	10,801,755
Perficient, Inc. (b)	125,730	7,780,172
Shopify, Inc. Class A (b)	91,436	6,658,370
Snowflake, Inc. (b)	144,000	27,025,920
TDC Soft, Inc.	182,200	2,579,508
Twilio, Inc. Class A (b)	1,032,419	66,776,861
Wix.com Ltd. (b)	202,000	20,503,000
		543,747,528
Semiconductors & Semiconductor Equipment - 1.9%
Advanced Micro Devices, Inc. (b)	757,683	91,800,872
Analog Devices, Inc.	85,226	15,628,744
Applied Materials, Inc.	166,818	24,986,000
ASML Holding NV (Netherlands)	71,700	48,865,461
Axcelis Technologies, Inc. (b)	25,998	3,231,031
Broadcom, Inc.	49,963	46,252,248
Cirrus Logic, Inc. (b)	346,298	26,287,481
Diodes, Inc. (b)	136,570	9,070,979
FormFactor, Inc. (b)	56,203	2,112,109
Ichor Holdings Ltd. (b)	196,010	5,121,741
Impinj, Inc. (b)(d)	8,420	703,828
Intel Corp.	1,353,149	60,485,760
Kulicke & Soffa Industries, Inc.	43,298	2,230,713
Lam Research Corp.	29,500	21,119,640
Lattice Semiconductor Corp. (b)	355,563	20,818,214
MACOM Technology Solutions Holdings, Inc. (b)	60,361	5,069,117
Marvell Technology, Inc.	1,528,743	85,196,847
MaxLinear, Inc. Class A (b)	56,656	1,061,167
Micron Technology, Inc.	1,518,650	115,599,638
MKS Instruments, Inc.	169,960	14,030,198
Nova Ltd. (b)(d)	30,940	3,979,193
NVE Corp.	3,334	238,948
NVIDIA Corp.	1,510,238	706,338,313
NXP Semiconductors NV	240,742	49,130,627
ON Semiconductor Corp. (b)	165,300	11,790,849
Onto Innovation, Inc. (b)	59,240	8,353,432
Parade Technologies Ltd.	54,000	1,848,962
Photronics, Inc. (b)	49,653	1,049,168
Power Integrations, Inc. (d)	45,582	3,482,921
Qorvo, Inc. (b)	241,460	23,300,890
Qualcomm, Inc.	423,057	54,595,506
Renesas Electronics Corp. (b)	2,298,900	40,067,438
SiTime Corp. (b)	55,840	6,175,904
Sitronix Technology Corp.	20,000	184,100
Skyworks Solutions, Inc.	90,300	8,752,779
SMART Global Holdings, Inc. (b)(d)	350,060	5,832,000
SolarEdge Technologies, Inc. (b)(d)	444,600	35,292,348
Synaptics, Inc. (b)	37,210	3,767,140
Taiwan Semiconductor Manufacturing Co. Ltd.	3,524,000	64,141,132
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	274,600	26,721,326
Topco Scientific Co. Ltd.	906,455	5,283,516
Universal Display Corp.	28,646	4,846,903
		1,664,845,183
Software - 4.1%
Adobe, Inc. (b)	493,100	301,289,031
American Software, Inc. Class A	23,767	236,006
Autodesk, Inc. (b)	334,767	73,123,156
Bill Holdings, Inc. (b)	257,400	16,851,978
Blackbaud, Inc. (b)	240,917	18,126,595
BlackLine, Inc. (b)	312,630	18,085,646
Box, Inc. Class A (b)	65,100	1,703,667
CCC Intelligent Solutions Holdings, Inc. (b)(g)	134,385	1,569,617
CommVault Systems, Inc. (b)	34,951	2,571,695
Cresco Ltd.	303,600	3,911,210
DocuSign, Inc. (b)	493,819	21,283,599
Dolby Laboratories, Inc. Class A	47,227	4,067,662
DoubleVerify Holdings, Inc. (b)	101,700	3,376,440
Dropbox, Inc. Class A (b)	229,267	6,460,744
Elastic NV (b)	696,186	55,945,507
EngageSmart, Inc. (b)	23,855	544,133
Envestnet, Inc. (b)	100	3,803
Five9, Inc. (b)	608,183	46,355,708
Gen Digital, Inc.	3,814,800	84,230,784
HubSpot, Inc. (b)	102,200	50,479,646
Informatica, Inc. (b)	30,803	772,847
Intuit, Inc.	240,500	137,436,130
Manhattan Associates, Inc. (b)	49,299	10,996,142
Microsoft Corp.	5,337,451	2,022,413,558
MicroStrategy, Inc. Class A (b)(d)	5,600	2,790,480
NCR Voyix Corp. (b)	8,900	139,552
Open Text Corp. (d)	125,400	5,017,109
Open Text Corp. (d)	872,100	35,006,094
Oracle Corp.	600	69,726
PTC, Inc. (b)	215,243	33,870,638
Qualys, Inc. (b)	74,996	13,862,261
Rapid7, Inc. (b)	324,090	17,549,474
Sage Group PLC	676,600	9,656,433
Salesforce, Inc. (b)	789,451	198,862,707
SAP SE sponsored ADR (d)	479,755	76,338,616
SolarWinds, Inc. (b)	53,400	618,906
Synopsys, Inc. (b)	143,800	78,116,474
System Research Co. Ltd.	147,000	3,559,490
Telos Corp. (b)	172,020	707,002
Tenable Holdings, Inc. (b)	1,336,598	55,321,791
Teradata Corp. (b)	445,377	21,044,063
Unity Software, Inc. (b)(d)	31,500	929,565
Varonis Systems, Inc. (b)	390,880	16,373,963
Workday, Inc. Class A (b)	205,423	55,612,115
Workiva, Inc. (b)	268,460	25,817,798
Zoom Video Communications, Inc. Class A (b)	96,100	6,518,463
		3,539,618,024
Technology Hardware, Storage & Peripherals - 1.6%
Apple, Inc.	6,498,456	1,234,381,717
Dell Technologies, Inc.	288,653	21,900,103
MCJ Co. Ltd.	672,000	4,872,521
NetApp, Inc.	180,750	16,518,743
Pure Storage, Inc. Class A (b)	142,025	4,730,853
Samsung Electronics Co. Ltd.	710,420	39,788,111
Seagate Technology Holdings PLC	387,600	30,659,160
TSC Auto ID Technology Corp.	47,290	354,720
		1,353,205,928
TOTAL INFORMATION TECHNOLOGY		7,650,536,091
MATERIALS - 1.4%
Chemicals - 0.8%
Air Products & Chemicals, Inc.	131,211	35,499,136
Axalta Coating Systems Ltd. (b)	405,300	12,754,791
C. Uyemura & Co. Ltd.	77,700	5,560,482
Cabot Corp.	348,823	26,475,666
Celanese Corp. Class A	183,400	25,430,244
CF Industries Holdings, Inc.	723,101	54,341,040
Chemtrade Logistics Income Fund	765,600	4,908,596
Corteva, Inc.	325,400	14,708,080
Dow, Inc.	455,400	23,566,950
DuPont de Nemours, Inc.	1,104,034	78,982,592
Eastman Chemical Co.	193,095	16,187,154
Ecolab, Inc.	47,200	9,049,656
Element Solutions, Inc.	1,168,042	24,482,160
Huntsman Corp.	364,754	8,972,948
Innospec, Inc.	19,766	2,076,814
Koppers Holdings, Inc.	177,935	8,037,324
Linde PLC	320,847	132,756,863
LSB Industries, Inc. (b)	37,510	321,461
LyondellBasell Industries NV Class A	407,634	38,765,993
Methanex Corp.	78,446	3,348,860
Minerals Technologies, Inc.	25,865	1,620,184
NewMarket Corp.	5,279	2,800,562
Nutrien Ltd.	67,600	3,615,762
Nutrien Ltd.	668,600	35,750,042
Olin Corp.	808,280	38,102,319
PPG Industries, Inc.	41,300	5,864,187
Quaker Houghton (d)	23,850	4,264,142
Scientex Bhd	1,245,100	978,016
Scientex Bhd warrants 1/14/26 (b)	118,080	13,811
Sherwin-Williams Co.	30,100	8,391,880
Soulbrain Co. Ltd.	22,500	4,794,784
The Chemours Co. LLC	1,341,960	36,809,963
The Mosaic Co.	193,200	6,933,948
Tronox Holdings PLC (d)	1,926,565	24,563,704
Westlake Corp.	50,500	6,483,695
		707,213,809
Construction Materials - 0.1%
Eagle Materials, Inc.	116,854	21,156,417
Martin Marietta Materials, Inc.	20,600	9,570,554
RHI Magnesita NV	59,900	2,112,844
Summit Materials, Inc.	86,569	3,003,079
Vertex Corp.	33,600	338,810
Vulcan Materials Co.	110,210	23,536,448
Wienerberger AG	220,613	6,286,793
		66,004,945
Containers & Packaging - 0.2%
Aptargroup, Inc.	124,577	15,807,576
Avery Dennison Corp.	69,657	13,548,287
Crown Holdings, Inc.	675,660	58,113,517
Graphic Packaging Holding Co.	941,900	21,352,873
Greif, Inc. Class A	356,320	24,906,768
Mayr-Melnhof Karton AG	23,400	2,868,023
Packaging Corp. of America	73,643	12,372,760
Sealed Air Corp.	209,000	6,976,420
Silgan Holdings, Inc.	42,400	1,768,928
		157,715,152
Metals & Mining - 0.3%
Arch Resources, Inc.	6,700	1,111,932
ATI, Inc. (b)	94,970	4,173,932
Carpenter Technology Corp.	30,908	2,188,595
Cleveland-Cliffs, Inc. (b)	8,992	154,303
Commercial Metals Co.	162,700	7,375,191
Constellium NV (b)	370,440	6,445,656
E3 Lithium Ltd. (b)	178,700	280,505
First Quantum Minerals Ltd. (d)	3,864,201	31,638,066
Franco-Nevada Corp.	50,500	5,656,060
Freeport-McMoRan, Inc.	2,960,217	110,475,298
Ivanhoe Electric, Inc. (b)(d)	348,400	3,957,824
Ivanhoe Mines Ltd. (b)	2,322,800	20,729,657
Mount Gibson Iron Ltd. (b)	1,791,937	615,692
Newmont Corp.	393,100	15,798,689
Nucor Corp.	255,089	43,357,477
Reliance Steel & Aluminum Co.	3,400	935,884
Steel Dynamics, Inc.	23,800	2,835,294
Warrior Metropolitan Coal, Inc.	87,300	4,886,181
Worthington Enterprises, Inc.	20,500	1,469,850
		264,086,086
Paper & Forest Products - 0.0%
Stella-Jones, Inc.	54,600	3,143,338
Sylvamo Corp.	24,987	1,256,346
		4,399,684
TOTAL MATERIALS		1,199,419,676
REAL ESTATE - 1.1%
Equity Real Estate Investment Trusts (REITs) - 1.0%
Agree Realty Corp.	38,089	2,255,250
Alexandria Real Estate Equities, Inc.	7,300	798,620
American Homes 4 Rent Class A	1,088,859	39,492,916
American Tower Corp.	314,899	65,744,613
Apartment Income (REIT) Corp.	704,326	21,918,625
Apple Hospitality (REIT), Inc.	239,960	4,000,133
Armada Hoffler Properties, Inc.	304,800	3,346,704
COPT Defense Properties (SBI)	282,800	6,843,760
Cousins Properties, Inc.	95,469	1,959,024
Crown Castle International Corp.	853,140	100,056,259
CubeSmart	203,700	8,099,112
Digital Realty Trust, Inc.	224,200	31,114,476
Douglas Emmett, Inc.	238,210	2,910,926
EastGroup Properties, Inc.	10,800	1,876,500
Equinix, Inc.	65,495	53,379,080
Equity Lifestyle Properties, Inc. (d)	648,400	46,101,240
Essex Property Trust, Inc.	91,400	19,510,244
Extra Space Storage, Inc.	23,212	3,021,506
Federal Realty Investment Trust (SBI)	110,040	10,518,724
Four Corners Property Trust, Inc.	202,730	4,660,763
Healthpeak Properties, Inc.	343,400	5,947,688
Highwoods Properties, Inc. (SBI)	253,649	4,806,649
Invitation Homes, Inc.	1,380,601	46,056,849
Kilroy Realty Corp.	39,500	1,302,710
LXP Industrial Trust (REIT)	3,615,651	31,745,416
Mid-America Apartment Communities, Inc.	285,300	35,514,144
NNN (REIT), Inc.	136,500	5,544,630
Omega Healthcare Investors, Inc.	156,900	4,981,575
Outfront Media, Inc.	882,280	10,790,284
Park Hotels & Resorts, Inc.	280,600	4,161,298
Plymouth Industrial REIT, Inc.	1,287,410	28,001,168
Postal Realty Trust, Inc.	148,690	2,081,660
Prologis (REIT), Inc.	421,400	48,431,502
Public Storage	37,500	9,703,500
RLJ Lodging Trust	541,229	5,785,738
Ryman Hospitality Properties, Inc.	41,460	4,160,511
SBA Communications Corp. Class A	45,000	11,113,200
Simon Property Group, Inc.	427,735	53,419,824
Spirit Realty Capital, Inc.	75,450	3,116,085
Terreno Realty Corp.	124,797	7,127,157
Urban Edge Properties	326,410	5,467,368
Ventas, Inc.	305,000	13,981,200
VICI Properties, Inc.	85,500	2,555,595
Welltower, Inc.	367,200	32,717,520
		806,121,746
Real Estate Management & Development - 0.1%
Arealink Co. Ltd.	26,800	521,141
CBRE Group, Inc. (b)	471,900	37,261,224
Cushman & Wakefield PLC (b)(d)	1,626,836	13,356,324
Jones Lang LaSalle, Inc. (b)(d)	142,247	22,122,253
Newmark Group, Inc.	2,186,400	17,994,072
The RMR Group, Inc.	11,385	271,305
Zillow Group, Inc.:
Class A (b)	47,200	1,859,208
Class C (b)	374,800	15,344,312
		108,729,839
TOTAL REAL ESTATE		914,851,585
UTILITIES - 1.6%
Electric Utilities - 1.1%
Allete, Inc.	396,150	21,978,402
Constellation Energy Corp.	1,046,055	126,614,497
Duke Energy Corp.	214,700	19,812,516
Edison International	1,609,800	107,840,502
Entergy Corp.	218,900	22,198,649
Evergy, Inc.	105,500	5,384,720
Eversource Energy	20,477	1,216,539
FirstEnergy Corp.	385,500	14,240,370
IDACORP, Inc. (d)	125,760	12,135,840
NextEra Energy, Inc.	2,057,193	120,366,362
NRG Energy, Inc.	226,300	10,826,192
OGE Energy Corp.	551,800	19,340,590
PG&E Corp.	14,444,666	248,014,915
Pinnacle West Capital Corp.	124,000	9,292,560
PPL Corp.	725,038	18,937,993
Southern Co.	3,123,966	221,739,107
Xcel Energy, Inc.	344,272	20,945,508
		1,000,885,262
Gas Utilities - 0.0%
Brookfield Infrastructure Corp. A Shares (d)	489,610	15,207,287
China Resource Gas Group Ltd.	262,200	822,386
New Jersey Resources Corp.	109,074	4,602,923
Southwest Gas Holdings, Inc.	120,500	7,122,755
UGI Corp.	245,201	5,391,970
		33,147,321
Independent Power and Renewable Electricity Producers - 0.1%
Brookfield Renewable Corp. (d)	199,653	5,298,791
Clearway Energy, Inc.:
Class A	29,800	705,366
Class C	228,700	5,710,639
Energy Harbor Corp. (b)	59,500	4,797,188
The AES Corp.	2,870,500	49,401,305
Vistra Corp.	337,900	11,965,039
		77,878,328
Multi-Utilities - 0.4%
Black Hills Corp.	92,505	4,772,333
CenterPoint Energy, Inc.	45,070	1,274,129
Consolidated Edison, Inc.	67,500	6,082,425
Dominion Energy, Inc.	1,684,806	76,389,104
National Grid PLC	3,819,700	49,538,756
NiSource, Inc.	958,369	24,572,581
Public Service Enterprise Group, Inc.	226,200	14,121,666
Sempra	1,854,900	135,166,563
WEC Energy Group, Inc.	4,500	376,290
		312,293,847
Water Utilities - 0.0%
Consolidated Water Co., Inc.	11,241	405,688
TOTAL UTILITIES		1,424,610,446
TOTAL COMMON STOCKS (Cost $32,947,363,629)		41,343,663,771

Nonconvertible Preferred Stocks - 0.1%
	Shares	Value ($)
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Embraer SA sponsored ADR (b)	740,200	12,946,098
INFORMATION TECHNOLOGY - 0.1%
Technology Hardware, Storage & Peripherals - 0.1%
Samsung Electronics Co. Ltd.	2,068,740	92,149,130
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $98,516,608)		105,095,228

Nonconvertible Bonds - 0.5%
	Principal Amount (h)	Value ($)
COMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
AT&T, Inc. 0.9% 3/25/24	3,000,000	2,954,831
NTT Finance Corp. 0.583% 3/1/24 (a)	2,000,000	1,973,868
Verizon Communications, Inc. 0.75% 3/22/24	1,000,000	985,216
		5,913,915
Media - 0.0%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 6.15% 11/10/26	2,000,000	2,025,182
Magallanes, Inc. 3.638% 3/15/25	3,000,000	2,918,455
		4,943,637
Wireless Telecommunication Services - 0.0%
T-Mobile U.S.A., Inc. 3.5% 4/15/25	2,000,000	1,945,186
TOTAL COMMUNICATION SERVICES		12,802,738
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
BMW U.S. Capital LLC U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.840% 6.1781% 4/1/25 (a)(i)(j)	1,000,000	1,005,182
Daimler Finance North America LLC:
4.95% 3/30/25 (a)	2,500,000	2,487,610
5.5% 11/27/24 (a)	1,000,000	998,484
General Motors Financial Co., Inc.:
1.2% 10/15/24	3,000,000	2,878,948
3.95% 4/13/24	3,000,000	2,976,211
4.35% 4/9/25	3,000,000	2,936,098
Hyundai Capital America 5.8% 6/26/25 (a)	2,000,000	1,999,418
Volkswagen Group of America Finance LLC:
3.95% 6/6/25 (a)	3,000,000	2,918,924
5.7% 9/12/26 (a)	1,750,000	1,749,515
		19,950,390
Specialty Retail - 0.0%
AutoZone, Inc.:
3.125% 4/21/26	1,500,000	1,424,128
3.625% 4/15/25	3,000,000	2,925,580
Lowe's Companies, Inc.:
4% 4/15/25	1,500,000	1,470,261
4.8% 4/1/26	225,000	223,207
O'Reilly Automotive, Inc. 5.75% 11/20/26	480,000	485,456
Ross Stores, Inc. 0.875% 4/15/26	1,500,000	1,349,800
		7,878,432
Textiles, Apparel & Luxury Goods - 0.0%
Tapestry, Inc. 7.05% 11/27/25	94,000	95,165
TOTAL CONSUMER DISCRETIONARY		27,923,987
CONSUMER STAPLES - 0.0%
Beverages - 0.0%
Constellation Brands, Inc. 3.6% 5/9/24	3,000,000	2,968,939
Consumer Staples Distribution & Retail - 0.0%
7-Eleven, Inc. 0.8% 2/10/24 (a)	2,000,000	1,980,350
Dollar General Corp. 4.25% 9/20/24	3,000,000	2,958,612
Dollar Tree, Inc. 4% 5/15/25	1,500,000	1,460,501
		6,399,463
Food Products - 0.0%
JDE Peet's BV 0.8% 9/24/24 (a)	2,000,000	1,914,922
Tobacco - 0.0%
BAT Capital Corp. 3.222% 8/15/24	3,000,000	2,943,334
Imperial Tobacco Finance PLC 3.5% 7/26/26 (a)	1,000,000	942,589
Philip Morris International, Inc.:
2.875% 5/1/24	3,000,000	2,965,202
5.125% 11/15/24	2,200,000	2,191,029
Reynolds American, Inc. 4.45% 6/12/25	4,000,000	3,933,102
		12,975,256
TOTAL CONSUMER STAPLES		24,258,580
ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Baker Hughes Co. 2.061% 12/15/26	1,000,000	914,242
Oil, Gas & Consumable Fuels - 0.1%
Canadian Natural Resources Ltd. 2.05% 7/15/25	2,000,000	1,886,510
DCP Midstream Operating LP 5.375% 7/15/25	3,000,000	2,995,023
Enbridge, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.630% 5.9524% 2/16/24 (i)(j)	3,000,000	3,001,070
5.9% 11/15/26	668,000	679,444
Energy Transfer LP:
2.9% 5/15/25	2,000,000	1,923,096
4.25% 4/1/24	3,000,000	2,982,757
5.875% 1/15/24	3,000,000	2,999,707
Hess Corp. 3.5% 7/15/24	1,500,000	1,477,730
MPLX LP 4% 2/15/25	2,000,000	1,958,184
Phillips 66 Co. 3.85% 4/9/25	2,000,000	1,956,631
Pioneer Natural Resources Co. 1.125% 1/15/26	1,500,000	1,377,269
The Williams Companies, Inc.:
3.9% 1/15/25	3,000,000	2,937,722
4.55% 6/24/24	3,000,000	2,977,883
5.4% 3/2/26	312,000	311,801
		29,464,827
TOTAL ENERGY		30,379,069
FINANCIALS - 0.3%
Banks - 0.2%
ABN AMRO Bank NV 6.339% 9/18/27 (a)(i)	1,300,000	1,306,491
Bank of America Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.290% 5.08% 1/20/27 (i)(j)	2,000,000	1,977,908
3.366% 1/23/26 (i)	3,000,000	2,906,374
3.458% 3/15/25 (i)	3,000,000	2,976,584
3.95% 4/21/25	3,000,000	2,926,458
5.933% 9/15/27 (i)	1,700,000	1,712,834
Bank of Nova Scotia:
5.35% 12/7/26	1,945,000	1,939,811
5.45% 6/12/25	2,000,000	1,994,860
Barclays PLC:
1.007% 12/10/24 (i)	3,000,000	2,979,588
2.852% 5/7/26 (i)	1,000,000	952,891
3.932% 5/7/25 (i)	3,000,000	2,970,180
6.496% 9/13/27 (i)	1,400,000	1,411,552
7.325% 11/2/26 (i)	1,500,000	1,533,609
BNP Paribas SA 2.219% 6/9/26 (a)(i)	1,500,000	1,418,213
BPCE SA 5.975% 1/18/27 (a)(i)	3,000,000	2,985,854
Canadian Imperial Bank of Commerce:
3.945% 8/4/25	2,000,000	1,949,067
5.926% 10/2/26	2,000,000	2,030,359
Citibank NA 5.864% 9/29/25	2,000,000	2,017,758
Citigroup, Inc.:
0.981% 5/1/25 (i)	2,000,000	1,954,795
2.014% 1/25/26 (i)	1,500,000	1,429,538
3.106% 4/8/26 (i)	2,000,000	1,928,449
Citizens Bank NA 4.119% 5/23/25 (i)	3,000,000	2,896,190
Danske Bank A/S:
3.773% 3/28/25 (a)(i)	1,020,000	1,011,409
6.259% 9/22/26 (a)(i)	1,527,000	1,537,330
6.466% 1/9/26 (a)(i)	1,960,000	1,964,818
DNB Bank ASA:
0.856% 9/30/25 (a)(i)	1,000,000	958,468
2.968% 3/28/25 (a)(i)	3,000,000	2,969,749
Fifth Third Bancorp:
2.375% 1/28/25	3,000,000	2,882,985
3.65% 1/25/24	1,500,000	1,494,095
HSBC Holdings PLC:
0.976% 5/24/25 (i)	3,000,000	2,922,822
1.645% 4/18/26 (i)	1,000,000	940,906
3.803% 3/11/25 (i)	3,000,000	2,980,134
Huntington Bancshares, Inc. 2.625% 8/6/24	1,000,000	974,422
Huntington National Bank 5.699% 11/18/25 (i)	1,792,000	1,750,401
Intesa Sanpaolo SpA 3.25% 9/23/24 (a)	3,000,000	2,929,540
JPMorgan Chase & Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.920% 6.2383% 2/24/26 (i)(j)	3,000,000	2,998,110
0.563% 2/16/25 (i)	3,000,000	2,963,103
3.845% 6/14/25 (i)	3,000,000	2,967,737
4.023% 12/5/24 (i)	3,000,000	2,999,828
KeyBank NA U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.320% 5.6627% 6/14/24 (i)(j)	3,000,000	2,955,689
KeyCorp 3.878% 5/23/25 (i)	1,500,000	1,451,788
Lloyds Banking Group PLC 5.985% 8/7/27 (i)	845,000	846,941
Mitsubishi UFJ Financial Group, Inc. 0.953% 7/19/25 (i)	2,000,000	1,936,782
Mizuho Financial Group, Inc.:
1.234% 5/22/27 (i)	1,000,000	897,760
2.226% 5/25/26 (i)	2,000,000	1,894,496
Morgan Stanley Bank, West Valley City Utah:
4.754% 4/21/26	941,000	929,320
5.479% 7/16/25	2,000,000	2,004,419
5.882% 10/30/26	2,000,000	2,031,999
NatWest Group PLC 5.847% 3/2/27 (i)	1,288,000	1,283,707
NatWest Markets PLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.450% 6.7903% 3/22/25 (a)(i)(j)	2,000,000	2,014,820
0.8% 8/12/24 (a)	3,000,000	2,899,191
Rabobank Nederland New York Branch 3.875% 8/22/24	2,000,000	1,976,770
Royal Bank of Canada 2.55% 7/16/24	2,000,000	1,961,555
Santander Holdings U.S.A., Inc.:
3.5% 6/7/24	3,000,000	2,952,723
4.26% 6/9/25 (i)	3,000,000	2,946,760
Societe Generale:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.050% 6.381% 1/21/26 (a)(i)(j)	3,000,000	2,982,593
3.875% 3/28/24 (a)	3,000,000	2,979,655
Sumitomo Mitsui Financial Group, Inc.:
2.696% 7/16/24	1,500,000	1,472,532
5.464% 1/13/26	3,000,000	2,997,620
The Toronto-Dominion Bank 1.2% 6/3/26	1,000,000	903,311
Truist Financial Corp. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.400% 5.7441% 6/9/25 (i)(j)	3,000,000	2,946,066
U.S. Bancorp 3.1% 4/27/26	1,500,000	1,419,475
Wells Fargo & Co.:
0.805% 5/19/25 (i)	2,500,000	2,436,061
2.164% 2/11/26 (i)	1,000,000	954,877
2.406% 10/30/25 (i)	3,000,000	2,901,956
3% 2/19/25	3,000,000	2,910,381
		139,334,467
Capital Markets - 0.1%
Bank of New York, New York 5.224% 11/21/25 (i)	690,000	687,255
Deutsche Bank AG New York Branch:
1.447% 4/1/25 (i)	3,000,000	2,947,751
3.961% 11/26/25 (i)	3,000,000	2,920,537
7.146% 7/13/27 (i)	720,000	734,382
Goldman Sachs Group, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.700% 6.031% 1/24/25 (i)(j)	2,000,000	1,997,120
1.757% 1/24/25 (i)	2,000,000	1,986,671
3.625% 2/20/24	2,000,000	1,990,048
5.7% 11/1/24	2,000,000	1,998,739
Intercontinental Exchange, Inc. 3.65% 5/23/25	1,500,000	1,461,495
Moody's Corp. 3.75% 3/24/25	3,000,000	2,934,824
Morgan Stanley:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.620% 5.957% 1/24/25 (i)(j)	3,000,000	2,992,500
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.160% 6.4967% 4/17/25 (i)(j)	2,000,000	2,002,438
0.79% 5/30/25 (i)	3,000,000	2,915,473
0.791% 1/22/25 (i)	3,000,000	2,973,949
3.62% 4/17/25 (i)	3,000,000	2,972,153
NASDAQ, Inc. 5.65% 6/28/25	318,000	318,781
UBS Group AG:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.580% 6.9051% 5/12/26 (a)(i)(j)	2,000,000	2,008,375
4.49% 8/5/25 (a)(i)	2,000,000	1,975,626
		37,818,117
Consumer Finance - 0.0%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24	785,000	753,216
1.75% 1/30/26	1,000,000	914,531
6.1% 1/15/27	2,000,000	2,010,189
6.45% 4/15/27 (a)	1,998,000	2,024,594
6.5% 7/15/25	1,500,000	1,507,090
Ally Financial, Inc.:
3.875% 5/21/24	3,000,000	2,967,821
5.125% 9/30/24	3,000,000	2,971,504
5.8% 5/1/25	2,000,000	1,984,992
7.1% 11/15/27	1,620,000	1,651,937
American Express Co.:
5.389% 7/28/27 (i)	1,700,000	1,698,044
6.338% 10/30/26 (i)	1,694,000	1,717,093
Capital One Financial Corp.:
1.343% 12/6/24 (i)	2,000,000	1,999,457
3.3% 10/30/24	3,000,000	2,924,558
4.166% 5/9/25 (i)	2,000,000	1,969,759
4.985% 7/24/26 (i)	1,500,000	1,464,231
Ford Motor Credit Co. LLC:
6.95% 3/6/26	65,000	65,586
6.95% 6/10/26	2,000,000	2,022,347
Synchrony Financial:
4.5% 7/23/25	3,000,000	2,884,934
4.875% 6/13/25	3,000,000	2,899,129
		36,431,012
Financial Services - 0.0%
AIG Global Funding:
0.9% 9/22/25 (a)	2,000,000	1,838,775
5.75% 7/2/26 (a)	2,000,000	1,997,581
Athene Global Funding:
1.608% 6/29/26 (a)	2,500,000	2,220,520
1.716% 1/7/25 (a)	3,000,000	2,850,392
Corebridge Financial, Inc. 3.5% 4/4/25	1,500,000	1,453,570
Nationwide Building Society 6.557% 10/18/27 (a)(i)	2,000,000	2,029,264
		12,390,102
Insurance - 0.0%
Equitable Financial Life Global Funding 1.1% 11/12/24 (a)	3,000,000	2,869,227
Marsh & McLennan Companies, Inc. 3.875% 3/15/24	3,000,000	2,983,526
MassMutual Global Funding II 4.5% 4/10/26 (a)	2,000,000	1,969,021
		7,821,774
TOTAL FINANCIALS		233,795,472
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Amgen, Inc.:
5.15% 3/2/28	342,000	342,713
5.25% 3/2/25	2,000,000	1,992,446
		2,335,159
Health Care Equipment & Supplies - 0.0%
Becton, Dickinson & Co. 3.363% 6/6/24	3,000,000	2,961,612
Boston Scientific Corp. 1.9% 6/1/25	3,000,000	2,846,102
		5,807,714
Health Care Providers & Services - 0.0%
Cigna Group:
0.613% 3/15/24	3,000,000	2,956,362
4.125% 11/15/25	1,500,000	1,465,097
CVS Health Corp. 5% 2/20/26	2,000,000	1,990,553
		6,412,012
Life Sciences Tools & Services - 0.0%
Revvity, Inc. 0.85% 9/15/24	3,000,000	2,885,217
Pharmaceuticals - 0.0%
AstraZeneca Finance LLC 0.7% 5/28/24	1,500,000	1,465,312
Bristol-Myers Squibb Co. 2.9% 7/26/24	3,000,000	2,950,506
GSK Consumer Healthcare Capital 3.125% 3/24/25	1,000,000	968,366
Viatris, Inc. 1.65% 6/22/25	3,000,000	2,811,107
		8,195,291
TOTAL HEALTH CARE		25,635,393
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
L3Harris Technologies, Inc. 5.4% 1/15/27	2,000,000	2,016,627
RTX Corp. 5.75% 11/8/26	721,000	730,628
The Boeing Co.:
1.95% 2/1/24	3,000,000	2,980,842
4.875% 5/1/25	3,000,000	2,968,448
		8,696,545
Building Products - 0.0%
Carrier Global Corp.:
2.242% 2/15/25	3,000,000	2,881,818
5.8% 11/30/25 (a)	1,115,000	1,121,456
		4,003,274
Commercial Services & Supplies - 0.0%
Republic Services, Inc. 3.2% 3/15/25	1,500,000	1,456,030
Ground Transportation - 0.0%
Canadian Pacific Railway Co. 1.35% 12/2/24	3,000,000	2,874,262
Machinery - 0.0%
Daimler Trucks Finance North America LLC 5.2% 1/17/25 (a)	610,000	607,026
Otis Worldwide Corp. 2.056% 4/5/25	3,000,000	2,868,469
Parker Hannifin Corp. 3.65% 6/15/24	1,500,000	1,481,936
		4,957,431
Trading Companies & Distributors - 0.0%
Air Lease Corp.:
2.3% 2/1/25	3,000,000	2,872,347
3.375% 7/1/25	3,000,000	2,878,694
		5,751,041
Transportation Infrastructure - 0.0%
Avolon Holdings Funding Ltd.:
2.875% 2/15/25 (a)	4,500,000	4,298,134
6.375% 5/4/28 (a)	571,000	569,431
		4,867,565
TOTAL INDUSTRIALS		32,606,148
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Dell International LLC/EMC Corp. 5.85% 7/15/25	1,500,000	1,506,391
Software - 0.0%
Roper Technologies, Inc.:
1% 9/15/25	2,000,000	1,849,386
2.35% 9/15/24	2,000,000	1,946,301
VMware, Inc. 1% 8/15/24	2,000,000	1,934,589
		5,730,276
TOTAL INFORMATION TECHNOLOGY		7,236,667
MATERIALS - 0.0%
Chemicals - 0.0%
Celanese U.S. Holdings LLC 6.05% 3/15/25	1,500,000	1,502,374
Nutrien Ltd. 5.9% 11/7/24	1,996,000	1,997,767
		3,500,141
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Crown Castle International Corp. 4% 3/1/27	2,000,000	1,900,904
Federal Realty OP LP 3.95% 1/15/24	3,000,000	2,991,798
Omega Healthcare Investors, Inc. 4.5% 1/15/25	3,000,000	2,931,776
Ventas Realty LP 3.5% 4/15/24	3,000,000	2,970,997
WP Carey, Inc. 4.6% 4/1/24	3,000,000	2,978,887
		13,774,362
UTILITIES - 0.0%
Electric Utilities - 0.0%
Duke Energy Corp. 2.65% 9/1/26	1,000,000	930,696
Mississippi Power Co. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.300% 5.639% 6/28/24 (i)(j)	2,000,000	1,997,198
Pennsylvania Electric Co. 5.15% 3/30/26 (a)	576,000	569,947
Southern California Edison Co. 3.7% 8/1/25	1,500,000	1,452,525
Southern Co. 5.5% 3/15/29	893,000	906,624
Tampa Electric Co. 3.875% 7/12/24	2,000,000	1,976,801
		7,833,791
Independent Power and Renewable Electricity Producers - 0.0%
The AES Corp. 3.3% 7/15/25 (a)	2,000,000	1,909,333
Multi-Utilities - 0.0%
CenterPoint Energy, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.650% 5.9751% 5/13/24 (i)(j)	3,000,000	2,998,803
DTE Energy Co. 4.22% 11/1/24	3,000,000	2,953,433
NiSource, Inc. 0.95% 8/15/25	3,000,000	2,771,787
Puget Energy, Inc. 3.65% 5/15/25	2,000,000	1,932,574
		10,656,597
TOTAL UTILITIES		20,399,721
TOTAL NONCONVERTIBLE BONDS (Cost $431,524,567)		432,312,278

U.S. Treasury Obligations - 0.3%
	Principal Amount (h)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.32% to 5.38% 2/1/24 to 2/29/24 (k)	2,120,000	2,100,063
U.S. Treasury Notes:
3.625% 5/31/28	46,722,200	45,395,362
3.875% 1/15/26 (k)	56,892,200	56,007,704
4.125% 6/15/26	42,960,800	42,536,227
4.125% 10/31/27	6,796,800	6,733,877
4.5% 7/15/26	19,839,400	19,825,451
TOTAL U.S. TREASURY OBLIGATIONS (Cost $173,598,811)		172,598,684

Asset-Backed Securities - 0.0%
	Principal Amount (h)	Value ($)
American Express Credit Account Master Trust Series 2023-1 Class A, 4.87% 5/15/28	863,000	858,651
Ari Fleet Lease Trust 2023-B Series 2023-B Class A2, 6.05% 7/15/32 (a)	1,192,000	1,196,769
Bmw Vechicle Lease Trust 2023-2 Series 2023-2 Class A3, 5.99% 9/25/26	1,057,000	1,065,103
Bmw Vechile Owner Trust 2023-A Series 2023-A Class A3, 5.47% 2/25/28	247,000	248,108
CarMax Auto Owner Trust Series 2023 2 Class A3, 5.05% 1/18/28	1,534,000	1,522,651
Carmax Auto Owner Trust 2023-4 Series 2023-4 Class A3, 6% 7/17/28	302,000	307,274
Carmx 2023-3 A3 Series 2023-3 Class A3, 5.28% 5/15/28	1,154,000	1,152,995
Cedar Funding Ltd. Series 2021-14A Class A, CME Term SOFR 3 Month Index + 1.360% 6.7555% 7/15/33 (a)(i)(j)	2,000,000	1,997,076
Cent CLO LP Series 2021-21A Class A1R3, CME Term SOFR 3 Month Index + 1.230% 6.6191% 7/27/30 (a)(i)(j)	374,703	374,107
CFMT LLC Series 2023 HB12 Class A, 4.25% 4/25/33 (a)	208,845	200,969
Chase Issuance Trust:
Series 2023-A1 Class A, 5.16% 9/15/28	2,080,000	2,088,230
Series 2023-A2 Class A, 5.08% 9/15/30	2,080,000	2,086,587
Chesapeake Funding II LLC:
Series 2021-1A Class A2, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.340% 5.6685% 4/15/33 (a)(i)(j)	581,383	578,813
Series 2023 1A Class A1, 5.65% 5/15/35 (a)	1,109,469	1,105,676
Series 2023-2A Class A1, 6.16% 10/15/35 (a)	222,829	223,743
Dell Equipment Finance Trust 2 Series 2023-3 Class A3, 5.93% 4/23/29 (a)	773,000	777,963
Dell Equipment Finance Trust 2023-2 Series 2023-2 Class A3, 5.65% 1/22/29 (a)	498,000	498,551
Dllaa 2023-1A Series 2023-1A Class A3, 5.64% 2/22/28 (a)	134,000	133,980
Enterprise Fleet Financing Series 2023-2 Class A2, 5.56% 4/22/30 (a)	1,552,000	1,545,810
Enterprise Fleet Financing 2023-3 L Series 2023-3 Class A2, 6.4% 3/20/30 (a)	487,000	493,046
Enterprise Fleet Financing LLC Series 2023-1 Class A2, 5.51% 1/22/29 (a)	1,136,000	1,130,615
Ford Credit Auto Owner Trust Series 2020-2 Class A, 1.06% 4/15/33 (a)	1,409,000	1,299,449
Ford Credit Auto Owner Trust 2 Series 2023-B Class A3, 5.23% 5/15/28	982,000	982,840
Ford Credit Floorplan Master Owner Trust Series 2023-1 Class A1, 4.92% 5/15/28 (a)	986,000	972,757
GM Financial Automobile Leasing Series 2023-2 Class A3, 5.05% 7/20/26	981,000	973,167
Gm Financial Consumer Automobile Re Series 2023-3 Class A3, 5.45% 6/16/28	282,000	283,404
Gm Financial Leasing Trust 202 Series 2023-3 Class A3, 5.38% 11/20/26	141,000	140,619
GMF Floorplan Owner Revolving Trust Series 2023-1 Class B, 5.73% 6/15/28 (a)	1,104,000	1,100,685
Hyundai Auto Lease Securitizat Series 2023-C Class A3, 5.8% 12/15/26 (a)	1,363,000	1,372,006
Hyundai Auto Receivables Trust Series 2023-B Class A3, 5.48% 4/17/28	285,000	286,582
Porsche Financial Auto Securitizati Series 2023-2A Class A3, 5.79% 1/22/29 (a)	674,000	682,036
Sfs Auto Receivables Securitiz Series 2023-1A Class A3, 5.47% 10/20/28 (a)	1,579,000	1,578,458
Sofi Consumer Loan Program Series 2023-1S Class A, 5.81% 5/15/31 (a)	327,404	326,729
Tesla Auto Lease Trust 2023-B Series 2023-B Class A3, 6.13% 9/21/26 (a)	1,764,000	1,770,156
Tesla Auto Lease Trust 23-A Series 2023-A Class A3, 5.89% 6/22/26 (a)	322,000	321,579
Toyota Lease Owner Trust 2023- Series 2023-B Class A3, 5.66% 11/20/26 (a)	1,484,000	1,493,636
Upstart Securitization Trust 2 Series 2023-3 Class A, 6.9% 10/20/33 (a)	1,063,000	1,062,883
Verizon Master Trust:
Series 2023 2 Class A, 4.89% 4/13/28	1,189,000	1,178,352
Series 2023-4 Class A1A, 5.16% 6/20/29	1,573,000	1,570,424
Volkswagen Auto Lease Trust 20 Series 2023-A Class A3, 5.81% 10/20/26	1,708,000	1,718,340
Volkswagen Auto Loan Enhanced Series 2023-1 Class A3, 5.02% 6/20/28	699,000	695,233
Voya CLO Ltd./Voya CLO LLC Series 2021-2A Class A1R, CME Term SOFR 3 Month Index + 1.420% 6.8184% 7/19/34 (a)(i)(j)	2,000,000	1,987,308
Wheels Fleet Lease Funding 1 L Series 2023-2A Class A, 6.46% 8/18/38 (a)	1,487,000	1,498,191
World Omni Auto Receivables Trust:
Series 2023-C Class A3, 5.15% 11/15/28	173,000	172,606
Series 2023-D Class A3, 5.79% 2/15/29	1,017,000	1,033,095
TOTAL ASSET-BACKED SECURITIES (Cost $43,995,301)		44,087,252

Collateralized Mortgage Obligations - 0.0%
	Principal Amount (h)	Value ($)
Private Sponsor - 0.0%
Ocwen Ln Investment Trust 2023-Hb1 Series 2023-HB1 Class A, 3% 6/25/36 (a)	88,553	83,956
Preston Ridge Partners Mortgage Trust Series 2021-2 Class A1, 2.115% 3/25/26 (a)	356,840	343,181

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $426,466)		427,137

Commercial Mortgage Securities - 0.0%
	Principal Amount (h)	Value ($)
Benchmark Mortgage Trust sequential payer Series 2019-B9 Class AAB, 3.9325% 3/15/52	1,864,305	1,790,267
BX Commercial Mortgage Trust floater Series 2022-LP2 Class A, CME Term SOFR 1 Month Index + 1.010% 6.3358% 2/15/39 (a)(i)(j)	2,025,174	1,976,260
Bx Commercial Mortgage Trust 2 floater sequential payer Series 2019-IMC Class A, CME Term SOFR 1 Month Index + 1.040% 6.3693% 4/15/34 (a)(i)(j)	319,000	316,518
BX Trust:
floater Series 2022-GPA Class A, CME Term SOFR 1 Month Index + 2.160% 7.4879% 8/15/39 (a)(i)(j)	367,000	367,345
floater sequential payer:
Series 2019-XL Class A, CME Term SOFR 1 Month Index + 1.030% 6.3574% 10/15/36 (a)(i)(j)	1,128,159	1,125,294
Series 2021-SOAR Class A, CME Term SOFR 1 Month Index + 0.780% 6.1075% 6/15/38 (a)(i)(j)	1,906,015	1,869,503
CAMB Commercial Mortgage Trust floater Series 2019-LIFE Class A, CME Term SOFR 1 Month Index + 1.110% 6.44% 12/15/37 (a)(i)(j)	2,200,000	2,187,572
CSAIL Commercial Mortgage Trust sequential payer Series 2015-C4 Class A3, 3.5438% 11/15/48	1,453,738	1,404,202
GS Mortgage Securities Trust floater Series 2021-IP Class A, CME Term SOFR 1 Month Index + 1.060% 6.3875% 10/15/36 (a)(i)(j)	2,300,000	2,207,042
JPMBB Commercial Mortgage Securities Trust sequential payer Series 2014-C21 Class A5, 3.7748% 8/15/47	1,000,000	984,019
Life Financial Services Trust floater Series 2022-BMR2 Class A1, CME Term SOFR 1 Month Index + 1.290% 6.6182% 5/15/39 (a)(i)(j)	2,500,000	2,448,230
LIFE Mortgage Trust floater Series 2021-BMR Class A, CME Term SOFR 1 Month Index + 0.810% 6.1375% 3/15/38 (a)(i)(j)	1,808,665	1,763,200
Open Trust 2023-Air sequential payer Series 2023-AIR Class A, CME Term SOFR 1 Month Index + 3.080% 8.4131% 10/15/28 (a)(i)(j)	409,000	409,000
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $18,821,822)		18,848,452

Bank Notes - 0.0%
	Principal Amount (h)	Value ($)
Citizens Bank NA 2.25% 4/28/25	3,000,000	2,827,423
Truist Bank 1.5% 3/10/25	2,000,000	1,889,985
TOTAL BANK NOTES (Cost $4,770,749)		4,717,408

Other - 0.0%
	Shares	Value ($)
Commodity Funds - Broad Basket - 0.0%
Fidelity SAI Inflation-Focused Fund (l) (Cost $1,038)	13	1,173

Money Market Funds - 1.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (m)	1,013,847,331	1,014,050,101
Fidelity Securities Lending Cash Central Fund 5.39% (m)(n)	620,242,472	620,304,497
TOTAL MONEY MARKET FUNDS (Cost $1,634,350,835)		1,634,354,598

Equity Funds - 50.2%
	Shares	Value ($)
Large Blend Funds - 5.3%
Fidelity SAI U.S. Large Cap Index Fund (l)	42,822,723	814,488,198
Fidelity SAI U.S. Low Volatility Index Fund (l)	200,749,393	3,747,991,168
TOTAL LARGE BLEND FUNDS		4,562,479,366
Large Growth Funds - 38.8%
Fidelity Blue Chip Growth Fund (l)	11,595,864	1,907,635,565
Fidelity Contrafund (l)	365,245,294	5,832,967,341
Fidelity Growth Company Fund (l)	301,664,445	9,433,047,190
Fidelity Magellan Fund (l)	480,770,201	5,759,627,013
Fidelity SAI U.S. Momentum Index Fund (l)	956,967	12,564,971
Fidelity SAI U.S. Quality Index Fund (l)	571,652,465	10,735,633,264
TOTAL LARGE GROWTH FUNDS		33,681,475,344
Large Value Funds - 0.7%
Fidelity SAI U.S. Value Index Fund (l)	61,064,174	630,182,273
Mid-Cap Blend Funds - 1.3%
Fidelity SAI Small-Mid Cap 500 Index Fund (l)	192,383,029	1,083,116,451
Mid-Cap Growth Funds - 1.9%
Fidelity Extended Market Index Fund (l)	22,714,453	1,622,947,644
Small Blend Funds - 1.4%
Fidelity Small Cap Index Fund (l)	53,543,301	1,207,936,878
Small Growth Funds - 0.8%
Fidelity Advisor Small Cap Growth Fund Class Z (l)	28,267,733	720,827,184
TOTAL EQUITY FUNDS (Cost $38,045,680,966)		43,508,965,140

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $73,399,050,792)	87,265,071,121
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(563,609,620)
NET ASSETS - 100.0%	86,701,461,501

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	14	Dec 2023	1,268,540	27,403	27,403
CME E-mini S&P 500 Index Contracts (United States)	1,547	Dec 2023	354,011,613	7,299,501	7,299,501
CME E-mini S&P MidCap 400 Index Contracts (United States)	2	Dec 2023	513,520	12,528	12,528

TOTAL EQUITY INDEX CONTRACTS					7,339,432

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	213	Mar 2024	43,550,180	129,391	129,391
CBOT 5-Year U.S. Treasury Note Contracts (United States)	268	Mar 2024	28,636,219	132,754	132,754

TOTAL TREASURY CONTRACTS					262,145

TOTAL FUTURES CONTRACTS					7,601,577
The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Written Options
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
General Electric Co.	Chicago Board Options Exchange	2,200	26,796,000	130.00	12/15/23	(26,400)

Total Return Swaps
Underlying Reference	Pay/ Receive Reference	Reference Payment Frequency	Financing Rate	Financing Frequency	Counterparty	Maturity Date	Units	Notional Amount	Value ($)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
S&P 500 Total Return	Receives	Monthly	U.S. Secured Overnight Fin. Rate (SOFR) Index plus 43	Monthly	Goldman Sachs Intl.	Aug 2024	23,172	227,985,114	931,538	0	931,538
S&P 500 Total Return	Receives	Monthly	U.S. Secured Overnight Fin. Rate (SOFR) Index plus 45 basis points	Monthly	Morgan Stanley & Co. International PLC	May 2024	24,693	242,949,958	992,683	0	992,683
TOTAL RETURN SWAPS									1,924,221	0	1,924,221

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $168,545,787 or 0.2% of net assets.

(b)	Non-income producing
(c)	Level 3 security
(d)	Security or a portion of the security is on loan at period end.
(e)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $26,796,000.
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $27,765,617 or 0.0% of net assets.

(h)	Amount is stated in United States dollars unless otherwise noted.
(i)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(j)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(k)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $15,796,139.
(l)	Affiliated Fund
(m)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(n)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
CCC Intelligent Solutions Holdings, Inc.	2/02/21	1,343,850

Vertiv Holdings LLC	2/06/20	6,000,000

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	868,688,624	3,466,320,251	3,320,958,775	24,389,367	-	1	1,014,050,101	2.1%
Fidelity Securities Lending Cash Central Fund 5.39%	660,968,153	1,507,471,485	1,548,135,141	2,040,665	-	-	620,304,497	2.3%
Total	1,529,656,777	4,973,791,736	4,869,093,916	26,430,032	-	1	1,634,354,598

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Small Cap Growth Fund Class Z	697,082,289	-	-	-	-	23,744,895	720,827,184
Fidelity Blue Chip Growth Fund	1,945,143,431	111,225,198	397,000,000	14,931,967	(66,417,369)	314,684,305	1,907,635,565
Fidelity Contrafund	5,426,929,231	47,206,126	370,000,000	-	(102,676,256)	831,508,240	5,832,967,341
Fidelity Extended Market Index Fund	1,030,279,659	498,902,449	-	-	-	93,765,536	1,622,947,644
Fidelity Growth Company Fund	7,890,527,117	725,000,000	-	-	-	817,520,073	9,433,047,190
Fidelity Large Cap Value Enhanced Index Fund	3,031,136,332	656,701,377	3,520,085,005	87,074,869	10,891,114	(178,643,818)	-
Fidelity Magellan Fund	4,886,094,703	237,907,506	-	-	-	635,624,804	5,759,627,013
Fidelity SAI Inflation-Focused Fund	11,387,686	11	12,003,811	11	513,226	104,061	1,173
Fidelity SAI Small-Mid Cap 500 Index Fund	865,305,791	175,845,012	-	17,788,062	-	41,965,648	1,083,116,451
Fidelity SAI U.S. Large Cap Index Fund	922,244,117	1,180,672,407	1,320,641,346	58,617,253	22,094,511	10,118,509	814,488,198
Fidelity SAI U.S. Low Volatility Index Fund	3,045,246,000	1,060,513,983	677,268,412	-	10,265,067	309,234,530	3,747,991,168
Fidelity SAI U.S. Momentum Index Fund	10,950,456	1,604,022	-	1,604,022	-	10,493	12,564,971
Fidelity SAI U.S. Quality Index Fund	9,879,433,831	539,850,937	677,427,017	103,022,413	12,731,002	981,044,511	10,735,633,264
Fidelity SAI U.S. Value Index Fund	46,783,485	571,628,974	-	8,763,239	-	11,769,814	630,182,273
Fidelity Small Cap Discovery Fund	422,981,957	5,200,688	456,862,319	5,200,687	104,190,561	(75,510,887)	-
Fidelity Small Cap Index Fund	35,415,990	1,150,006,888	-	138,598	-	22,514,000	1,207,936,878
	40,146,942,075	6,962,265,578	7,431,287,910	297,141,121	(8,408,144)	3,839,454,714	43,508,966,313

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.
Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	2,847,705,771	2,785,571,889	62,133,880	2
Consumer Discretionary	3,305,309,061	3,303,636,876	1,672,185	-
Consumer Staples	3,100,132,229	2,995,158,349	104,973,880	-
Energy	2,845,101,108	2,843,064,642	2,036,466	-
Financials	7,126,180,331	7,083,102,682	43,077,649	-
Health Care	5,702,646,305	5,575,059,323	127,586,982	-
Industrials	5,240,117,266	5,057,234,311	182,882,955	-
Information Technology	7,742,685,221	7,589,611,190	153,074,031	-
Materials	1,199,419,676	1,199,419,676	-	-
Real Estate	914,851,585	914,851,585	-	-
Utilities	1,424,610,446	1,375,071,690	49,538,756	-

Corporate Bonds	432,312,278	-	432,312,278	-

U.S. Government and Government Agency Obligations	172,598,684	-	172,598,684	-

Asset-Backed Securities	44,087,252	-	44,087,252	-

Collateralized Mortgage Obligations	427,137	-	427,137	-

Commercial Mortgage Securities	18,848,452	-	18,848,452	-

Bank Notes	4,717,408	-	4,717,408	-

Other	1,173	1,173	-	-

Money Market Funds	1,634,354,598	1,634,354,598	-	-

Equity Funds	43,508,965,140	43,508,965,140	-	-
Total Investments in Securities:	87,265,071,121	85,865,103,124	1,399,967,995	2
Derivative Instruments: Assets
Futures Contracts	7,601,577	7,601,577	-	-
Swaps	1,924,221	-	1,924,221	-
Total Assets	9,525,798	7,601,577	1,924,221	-
Liabilities
Written Options	(26,400)	(26,400)	-	-
Total Liabilities	(26,400)	(26,400)	-	-
Total Derivative Instruments:	9,499,398	7,575,177	1,924,221	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of November 30, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	7,339,432	0
Swaps (b)	1,924,221	0
Written Options (c)	0	(26,400)
Total Equity Risk	9,263,653	(26,400)
Interest Rate Risk
Futures Contracts (a)	262,145	0
Total Interest Rate Risk	262,145	0
Total Value of Derivatives	9,525,798	(26,400)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

(b)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

(c)Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

Financial Statements (Unaudited)
Statement of Assets and Liabilities
		November 30, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $601,178,291) - See accompanying schedule:
Unaffiliated issuers (cost $33,719,017,962)	$42,121,750,210
Fidelity Central Funds (cost $1,634,350,835)	1,634,354,598
Other affiliated issuers (cost $38,045,681,995)	43,508,966,313

Total Investment in Securities (cost $73,399,050,792)		$87,265,071,121
Segregated cash with brokers for derivative instruments		2,960,520
Cash		326,733
Foreign currency held at value (cost $722,648)		720,839
Receivable for investments sold		148,548,812
Receivable for fund shares sold		138,941,091
Dividends receivable		74,573,904
Interest receivable		58,219,073
Distributions receivable from Fidelity Central Funds		4,506,676
Receivable for daily variation margin on futures contracts		1,202,966
Bi-lateral OTC swaps, at value		1,924,221
Prepaid expenses		60,624
Other receivables		27,163
Total assets		87,697,083,743
Liabilities
Payable for investments purchased
Regular delivery	$289,326,364
Delayed delivery	21,212
Payable for swaps	18,904,533
Payable for fund shares redeemed	56,756,669
Accrued management fee	8,565,919
Written options, at value (premium received $528,360)	26,400
Other payables and accrued expenses	1,720,277
Collateral on securities loaned	620,300,868
Total Liabilities		995,622,242
Net Assets		$86,701,461,501
Net Assets consist of:
Paid in capital		$72,202,103,706
Total accumulated earnings (loss)		14,499,357,795
Net Assets		$86,701,461,501
Net Asset Value, offering price and redemption price per share ($86,701,461,501 ÷ 6,132,246,111 shares)		$14.14
Statement of Operations
		Six months ended November 30, 2023 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$299,768,327
Affiliated issuers		140,981,627
Interest		17,186,421
Income from Fidelity Central Funds (including $2,040,665 from security lending)		26,430,032
Total Income		484,366,407
Expenses
Management fee	$149,392,006
Custodian fees and expenses	269,101
Independent trustees' fees and expenses	237,055
Registration fees	1,642,734
Audit	47,979
Legal	73,444
Miscellaneous	185,820
Total expenses before reductions	151,848,139
Expense reductions	(101,366,559)
Total expenses after reductions		50,481,580
Net Investment income (loss)		433,884,827
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $2,318)	262,169,307
Affiliated issuers	(8,408,144)
Foreign currency transactions	(287,314)
Futures contracts	15,597,692
Swaps	29,323,218
Written options	426,126
Capital gain distributions from underlying funds:
Affiliated issuers	156,159,494
Total net realized gain (loss)		454,980,379
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers(net of increase in deferred foreign taxes of $766,877)	2,913,726,785
Fidelity Central Funds	1
Other affiliated issuers	3,839,454,714
Assets and liabilities in foreign currencies	212,021
Futures contracts	5,419,111
Swaps	1,758,500
Written options	322,183
Total change in net unrealized appreciation (depreciation)		6,760,893,315
Net gain (loss)		7,215,873,694
Net increase (decrease) in net assets resulting from operations		$7,649,758,521
Statement of Changes in Net Assets

	Six months ended November 30, 2023 (Unaudited)	Year ended May 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$433,884,827	$846,739,925
Net realized gain (loss)	454,980,379	1,085,593,474
Change in net unrealized appreciation (depreciation)	6,760,893,315	815,766,971
Net increase (decrease) in net assets resulting from operations	7,649,758,521	2,748,100,370
Distributions to shareholders	(768,984,074)	(3,625,572,938)

Share transactions
Proceeds from sales of shares	14,093,748,125	20,458,813,664
Reinvestment of distributions	748,017,545	3,542,390,748
Cost of shares redeemed	(8,652,556,851)	(18,357,269,480)

Net increase (decrease) in net assets resulting from share transactions	6,189,208,819	5,643,934,932
Total increase (decrease) in net assets	13,069,983,266	4,766,462,364

Net Assets
Beginning of period	73,631,478,235	68,865,015,871
End of period	$86,701,461,501	$73,631,478,235

Other Information
Shares
Sold	1,034,133,536	1,656,217,226
Issued in reinvestment of distributions	53,969,520	296,499,303
Redeemed	(631,865,167)	(1,470,021,362)
Net increase (decrease)	456,237,889	482,695,167

Financial Highlights
Strategic Advisers® Fidelity® U.S. Total Stock Fund

	Six months ended (Unaudited) November 30, 2023	Years ended May 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$12.97	$13.26	$15.07	$10.56	$9.72	$9.96
Income from Investment Operations
Net investment income (loss) A,B	.07	.15	.15	.14	.16	.18
Net realized and unrealized gain (loss)	1.23	.24	(.75)	4.73	1.00	(.20)
Total from investment operations	1.30	.39	(.60)	4.87	1.16	(.02)
Distributions from net investment income	(.05)	(.15)	(.12)	(.18)	(.17)	(.09) C
Distributions from net realized gain	(.09)	(.54)	(1.09)	(.19)	(.16)	(.13) C
Total distributions	(.13) D	(.68) D	(1.21)	(.36) D	(.32) D	(.22)
Net asset value, end of period	$14.14	$12.97	$13.26	$15.07	$10.56	$9.72
Total Return E,F	10.07%	3.45%	(4.85)%	46.63%	11.84%	(.04)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.37% I	.38%	.38%	.38%	.39%	.42%
Expenses net of fee waivers, if any	.12% I	.13%	.13%	.13%	.14%	.17%
Expenses net of all reductions	.12% I	.13%	.13%	.13%	.14%	.17%
Net investment income (loss)	1.07% I	1.24%	1.03%	1.11%	1.55%	1.81%
Supplemental Data
Net assets, end of period (000 omitted)	$86,701,462	$73,631,478	$68,865,016	$60,113,747	$33,429,994	$22,411,704
Portfolio turnover rate J	33% I	39%	35%	46%	52%	61%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements (Unaudited)
For the period ended November 30, 2023

1. Organization.
Strategic Advisers Fidelity U.S. Total Stock Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to certain managed account clients of Strategic Advisers LLC (Strategic Advisers), an affiliate of Fidelity Management & Research Company LLC (FMR).
2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank notes and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Strategic Advisers Fidelity U.S. Total Stock Fund	$18,709

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), futures contracts, swaps, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC),partnerships and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$16,272,728,480
Gross unrealized depreciation	(2,684,692,490)
Net unrealized appreciation (depreciation)	$13,588,035,990
Tax cost	$73,687,062,889

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
3. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, swaps and options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Strategic Advisers Fidelity U.S. Total Stock Fund
Equity Risk
Futures Contracts	17,463,600	4,969,677
Written Options	426,126	322,183
Swaps	29,323,218	1,758,500
Total Equity Risk	47,212,944	7,050,360
Interest Rate Risk
Futures Contracts	(1,865,908)	449,434
Total Interest Rate Risk	(1,865,908)	449,434
Totals	45,347,036	7,499,794

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market, bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

Exchange-traded written covered call options were used to manage exposure to the market. When a fund writes a covered call option, a fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, a fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options", and are representative of volume of activity during the period unless an average contracts amount is presented.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period unless an average notional amount is presented.

Total Return Swaps. Total return swaps are agreements between counterparties to exchange cash flows, one based on a market-linked return of an individual asset or a basket of assets (i.e., an index), and the other on a fixed or floating rate. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting payment obligation, a fund will receive a payment from or make a payment to the counterparty. A fund enters into total return swaps to manage its market exposure.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Strategic Advisers Fidelity U.S. Total Stock Fund	19,036,216,808	12,961,684,915
5. Fees and Other Transactions with Affiliates.
Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month to the aggregate of the fee rates, payable monthly by the investment adviser, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.00% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .37% of the Fund's average net assets.

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Sub-Advisers. FIAM LLC (an affiliate of the investment adviser) and Geode Capital Management, LLC each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid as described in the Management Fee note.

FIL Investment Advisors (FIL) has been retained to serve as a sub-adviser for the Fund. As of the date of this report, however, FIL has not been allocated any portion of the Fund's assets. FIL in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Strategic Advisers Fidelity U.S. Total Stock Fund	$ 124,476

Interfund Trades. Funds may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Strategic Advisers Fidelity U.S. Total Stock Fund	537,666,471	302,196,183	(12,924,067)

Affiliated Exchanges In-Kind. During the period, the Fund redeemed shares of Fidelity Large Cap Value Enhanced Index Fund in exchange for investments and cash, if any, as noted in the following table. The Fund had a net realized gain of $10,891,114 on the Fund's redemptions of Fidelity Large Cap Value Enhanced Index Fund, which is included in "Net Realized gain (loss): Affiliated Issuers" in the accompanying Statement of Operations. The Fund recognized a net loss on the exchanges for federal income tax purposes.

	Value of Investments ($)	Net realized gain (loss) ($)	Shares redeemed
Fidelity Large Cap Value Enhanced Index Fund	3,520,085,005	10,891,114	262,301,416

6. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Strategic Advisers Fidelity U.S. Total Stock Fund	$64,407
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Strategic Advisers Fidelity U.S. Total Stock Fund	$206,546	$-	$-
8. Expense Reductions.
The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2026. During the period, this waiver reduced the Fund's management fee by $101,346,159.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $20,400.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

Funds do not invest in underlying mutual funds for the purpose of exercising management or control; however, investments by funds within their principal investment strategies may represent a significant portion of the underlying mutual fund's net assets. At the end of the period, certain Funds were the owners of record of 10% or more of the total outstanding shares of the following underlying mutual funds as shown below.

Fund	Strategic Advisers Fidelity U.S. Total Stock Fund
Fidelity Growth Company Fund	19%
Fidelity Magellan Fund	21%
Fidelity SAI Small-Mid Cap 500 Index Fund	75%
Fidelity SAI U.S. Low Volatility Index Fund	40%
Fidelity SAI U.S. Quality Index Fund	85%
Fidelity SAI U.S. Value Index Fund	58%
Fidelity Small Cap Growth Fund	14%
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2023 to November 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value June 1, 2023	Ending Account Value November 30, 2023	Expenses Paid During Period- C June 1, 2023 to November 30, 2023

Strategic Advisers® Fidelity® U.S. Total Stock Fund	.12%
Actual		$ 1,000	$ 1,100.70	$ .63
Hypothetical-B		$ 1,000	$ 1,024.40	$ .61

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Amended Sub-Advisory Agreement
Strategic Advisers Fidelity U.S. Total Stock Fund

In June 2023, the Board of Trustees, including the Independent Trustees (together, the Board) voted to approve an amendment to the fee schedule for one investment mandate in the existing sub-advisory agreement among Strategic Advisers, FIAM LLC (the Sub-Adviser) and Fidelity Rutland Square Trust II (Trust) on behalf of the fund. The Board noted that the updated fee schedule in the Amended Sub-Advisory Agreement became effective as of June 1, 2023 and will result in the same or lower fees at all asset levels. The Board also noted that no other material contract terms are impacted by the Amended Sub-Advisory Agreement. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.
In considering whether to approve the Amended Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Amended Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. The Board's decision to approve the Amended Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. In addition, individual Trustees did not necessarily attribute the same weight or importance to each factor.
Nature, Extent, and Quality of Services Provided.  The Board considered the backgrounds of the investment personnel that provide services to the fund, the fund's investment objective, strategies and related investment philosophy, the current sub-adviser line-up, and the structure of the investment personnel compensation programs and whether such structure provides appropriate incentives to act in the best interests of the fund in connection with its annual renewal of the fund's management contract, sub-advisory agreements and sub-subadvisory agreements at its September 2022 meeting. The Board considered the detailed information provided by Strategic Advisers and the Sub-Adviser with respect to the fund and the other funds it sub-advises in the June 2023 annual contract renewal materials.
The Board noted that it had approved the existing sub-advisory agreement with the Sub-Adviser at its September 2022 meeting and that the Amended Sub-Advisory Agreement will not result in any changes to: (i) the nature, extent and quality of the sub-advisory services provided; (ii) the investment process or strategies employed in the management of the fund's assets; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management.
Investment Performance. The Board did not consider performance to be a material factor in its decision to approve the Amended Sub-Advisory Agreement because the approval of the Amended Sub-Advisory Agreement will not result in any changes (i) to the fund's investment processes or strategies; or (ii) in the persons primarily responsible for the day-to-day management of the fund.
Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Amended Sub-Advisory Agreement should continue to benefit the fund's shareholders.
Competitiveness of Management Fee and Total Fund Expenses.  The Board noted that the Amended Sub-Advisory Agreement will not result in changes to the maximum aggregate annual management fee payable by the fund or Strategic Advisers' portion of the management fee. The Board considered Strategic Advisers' contractual agreement to waive its portion of the fund's management fee.
The Board also considered that the Amended Sub-Advisory Agreement is expected to result in a decrease in the total management fee rate of the fund.  Based on its review, the Board concluded that the fund's management fee structure and projected total expenses bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.
Costs of the Services and Profitability.  Because the Amended Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund or Strategic Advisers' portion of the management fee, the Board did not consider the costs of services and profitability to be significant factors in its decision to approve the Amended Sub-Advisory Agreement.
Potential Fall-Out Benefits.  The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, as well as information regarding potential fall-out benefits accruing to each sub-adviser, if any, as a result of its relationship with the fund, during its annual renewal of the fund's management contract, sub-advisory agreements, and sub-subadvisory agreements. The Board considered Strategic Advisers' representation that it does not anticipate that the approval of the Amended Sub-Advisory Agreement will have a significant impact on the profitability of, or potential fall-out benefits to, Strategic Advisers or its affiliates.
Possible Economies of Scale.  The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's management contract, sub-advisory agreements, and sub-subadvisory agreements. The Board also noted that it did not consider the possible realization of economies of scale to be a significant factor in its decision to approve the Amended Sub-Advisory Agreement because the fund is not expected to bear any additional expenses as a result of the Amended Sub-Advisory Agreement.
Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the Amended Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered and that the Amended Sub-Advisory Agreement is in the best interests of the fund and its shareholders and should be approved. In addition, the Board concluded that the approval of the Amended Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Board Approval of Investment Advisory Contracts and Management Fees
Strategic Advisers Fidelity U.S. Total Stock Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Strategic Advisers LLC (Strategic Advisers), the sub-advisory agreements with FIAM LLC (FIAM), FIL Investment Advisors, and Geode Capital Management, LLC (each a Sub-Adviser and collectively, the Sub-Advisers) (collectively, the Sub-Advisory Agreements), and the sub-sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Japan) Limited, Fidelity Management & Research (Hong Kong) Limited, and FIL Investment Advisors (UK) Limited (collectively, the Sub-Sub-Advisory Agreements and, together with the management contract and the Sub-Advisory Agreements, the Advisory Contracts) for the fund. Strategic Advisers and the Sub-Advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets at least four times per year and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The full Board or the Independent Trustees, as appropriate, act on all major matters; however, a portion of the activities of the Board (including certain of those described herein) may be conducted through standing committees that have been established by the Board. The Board, acting directly and through its committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts.
At its September 2023 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In addition, the Board approved an amendment to the Sub-Advisory Agreement with FIAM to add a new mandate (Amendment). The Board noted that the new mandate (once funded) is expected to increase the fund's total management fee rate but to decrease the fund's total net expenses. The Board also noted that no other contract terms are impacted by the Amendment.
In reaching its determination to renew the fund's Advisory Contracts and approve the Amendment, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expenses; (iii) the total costs of the services provided by and the profits, if any, realized by Strategic Advisers from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows and whether any economies of scale are appropriately shared with fund shareholders. The Board's decision to renew the Advisory Contracts and approve the Amendment was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board throughout the year.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the approval of the Amendment is in the best interests of the fund and its shareholders. In addition, the Board concluded that the renewal of each Sub-Advisory Agreement and the approval of the Amendment do not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees charged under the Advisory Contracts bear a reasonable relationship to the services rendered.
Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the Investment Advisers, including the backgrounds of the fund's investment personnel and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Strategic Advisers' investment operations and investment groups. The Board considered the structure of each Investment Adviser's investment personnel compensation program and whether such structures provide appropriate incentives to act in the best interests of the fund. In approving the Amendment, the Board also took into consideration additional information about the new investment mandate provided by Strategic Advisers and FIAM.
The Trustees also discussed with representatives of Strategic Advisers, at meetings throughout the year, Strategic Advisers' role in, among other things, (i) setting, implementing and monitoring the investment strategies for the funds; (ii) identifying and recommending sub-advisers for the funds; (iii) overseeing compliance with federal securities laws by each sub-adviser with respect to the portion of fund assets allocated to the sub-adviser; (iv) monitoring and overseeing the performance and investment capabilities of each sub-adviser; and (v) recommending the replacement of a sub-adviser as appropriate. The Trustees considered that the Board had received from Strategic Advisers substantial information and periodic reports about Strategic Advisers' sub-adviser oversight and due diligence processes, as well as periodic reports regarding the performance of each sub-adviser.
The Board also considered the nature, extent and quality of services provided by each Sub-Adviser. The Trustees noted that under the Sub-Advisory Agreements subject to oversight by Strategic Advisers, each Sub-Adviser is responsible for, among other things, identifying investments for the portion of fund assets allocated to the Sub-Adviser, if any, and executing portfolio transactions to implement its investment strategy. In addition, the Trustees noted that each Sub-Adviser is responsible for providing such reporting as may be requested from Strategic Advisers to fulfill its oversight responsibilities discussed above.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staffs, their use of technology, and the Investment Advisers' approach to managing and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and/or fundamental analysis. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources and global compliance infrastructure, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of administrative and shareholder services performed by Strategic Advisers and its affiliates under the management contract and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, including sub-advisers, custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.
Investment Performance. In connection with the renewal of the Advisory Contracts, the Board considered annualized return information for the fund over different time periods, measured against an appropriate securities market index (benchmark index) and a peer group of mutual funds with similar objectives (peer group).

The Board considered discussions that occur at Board meetings throughout the year with representatives of Strategic Advisers about fund investment performance and the performance of each Sub-Adviser as part of regularly scheduled fund reviews and other reports to the Board on fund performance, taking into account various factors including general market conditions. The Board also considered information about performance attribution. In its discussions with representatives of Strategic Advisers regarding fund performance, the Board gave particular attention to information indicating underperformance of certain funds over different time periods and discussed with Strategic Advisers the reasons for any such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The
Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with the fund's performance notwithstanding that it lags its benchmark index peer group for certain periods.

In connection with the approval of the Amendment, the Board considered the historical investment performance of FIAM and its portfolio managers in managing a fund under a similar mandate.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Fund Expenses. The Board considered the amount and nature of fees paid to the Investment Advisers. The Board also considered information comparing the management fees and total expenses of the fund to those of other registered investment companies with investment objectives similar to those of the fund, as discussed below. The Board also noted Strategic Advisers' proposal to extend the management fee waiver and considered the fund's contractual maximum aggregate annual management fee rate. In considering the fund's management fee and management fee waiver and comparisons to other registered investment companies with investment objectives similar to those of the fund, the Board noted that shares of the fund are offered only to clients that participate in the Fidelity Portfolio Advisory Service managed account program.

In its review of the fund's total expenses, the Board considered the fund's management fee rate as well as other fund expenses, as applicable, such as expenses from holding Fidelity and non-Fidelity mutual funds and ETFs, pricing and bookkeeping fees, and custodial, legal, and audit fees.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Strategic Advisers funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); and (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group").
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for the 12-month period ended December 31, 2022 and above the competitive median of the asset size peer group for the 12-month period ended December 31, 2022. The Board also noted that the fund's management fee rate was compared on a pre-waiver basis and, therefore, did not reflect the management fee waiver noted above. Giving effect to the waiver, the fund's management fee was below the median of the asset size peer group for the 12-month period ended December 31, 2022. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the similar sales load structure group for the 12-month period ended December 31, 2022.
Fees Charged to Other Clients. The Board also considered fee structures paid by the Investment Advisers' other clients, such as other funds advised or subadvised by the Investment Advisers, pension plan clients, and other institutional clients with similar investment mandates.
Based on its review, the Board concluded that the fund's management fee bears a reasonable relationship to the services rendered. Further, based on its review of the total expense ratios and fees charged to other clients of Strategic Advisers or its affiliates and each Sub-Adviser, the Board concluded that the total expenses of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered information regarding the revenues earned and the expenses incurred by Strategic Advisers and its affiliates in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.
On an annual basis, Strategic Advisers presents to the Board information about the profitability of its relationships with the fund. Strategic Advisers calculates profitability information for the fund using a series of detailed revenue and cost allocation methodologies. The Board reviews any significant changes from the prior year's methodologies. Strategic Advisers noted that, to the extent possible, it employs the same corporate reporting of revenues and expenses as those used by other Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.
The Board considered the costs of the services provided by and the profits realized, if any, by Strategic Advisers and its affiliates in connection with the operation of the fund and was satisfied that the profitability was not excessive.
The Board also considered information regarding the profitability of the Sub-Advisers' respective relationships with the fund and the potential fall-out benefits, if any, that may accrue to the Sub-Advisers as a result of their respective relationships with the fund. The Board considered profitability information provided by the Sub-Advisers in light of the nature of the relationships between Strategic Advisers and the Sub-Advisers with respect to the negotiation of sub-advisory fees.

Possible Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Strategic Advisers funds, whether the Strategic Advisers funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board considered that certain of the fund's Sub-Advisory Agreements provide for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees under such contracts would accrue directly to the fund. The Board also took Strategic Advisers' management fee waiver into consideration.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements bear a reasonable relationship to the services rendered and that the fund's Advisory Contracts should be renewed and the Amendment should be approved because each agreement is in the best interests of the fund and its shareholders. In addition, the Board concluded that the renewal of each Sub-Advisory Agreement and the approval of the Amendment do not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

1.9887484.105
TSF-SANN-0124

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Rutland Square Trust II’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Rutland Square Trust II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)                        Not applicable.

(b)                        Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Rutland Square Trust II

By:	/s/Heather Bonner
Heather Bonner
President and Treasurer

Date:	January 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Heather Bonner
Heather Bonner
President and Treasurer

Date:	January 22, 2024

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	January 22, 2024